United States
Securities And Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson
Secretary and Chief Legal Officer
Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period:  December 31, 2021

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer.  No waivers were granted to such code of ethics during the period covered by this report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Directors has determined that Robert J. Chersi, an independent director, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accounts, PricewaterhouseCoopers LLP (“PwC”), for each of the last two complete fiscal years and the fiscal period covered by this report for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $698,240 for the year ended December 31, 2020 and $719,210 for the year ended December 31, 2021.

(b)        Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services which are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $28,400 for the fiscal year ended December 31, 2020 and $0 for the year ended December 31, 2021.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended December 31, 2020 and $0 for the year ended December 31, 2021.

(c)        Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $184,495 for the year ended December 31, 2020 and $154,250 for the year ended December 31, 2021.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended December 31, 2020 and $0 for the year ended December 31, 2021.

(d)        All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the year ended December 31, 2020 and $0 for the year ended December 31, 2021.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $3,600 for the year ended December 31, 2020 and $3,600 for the year ended December 31, 2021.  The 2020 and 2021 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards. These figures are also reported in response to item 4(g) below.

(e)        Registrant’s audit committee charter, adopted in February 2010, provides that the audit committee (comprised of the independent Directors of registrant) is responsible for pre‑approval of all auditing services performed for the registrant.  The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant.  In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting.  Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)         Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended December 31, 2021, were for work performed by persons other than full-time permanent employees of PwC.

(g)        The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending December 31, 2020 and December 31, 2021 were $3,600 and $3,600, respectively.  These figures are also reported in response to item 4(d) above.

(h)        Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)        Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)        Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)        If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  February 25, 2022                                               Thrivent Series Fund, Inc.

                                                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  February 25, 2022                                               By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                            (principal executive officer)

Date:  February 25, 2022                                               By:   /s/ Gerard V. Vaillancourt
                                                                                               Gerard V. Vaillancourt
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Thrivent Series Fund, Inc.
Annual Report
Variable Portfolios
December 31, 2021

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Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 3
Portfolio Perspectives
Thrivent Aggressive Allocation Portfolio 5
Thrivent All Cap Portfolio 7
Thrivent Balanced Income Plus Portfolio 9
Thrivent Diversified Income Plus Portfolio 11
Thrivent ESG Index Portfolio 13
Thrivent Global Stock Portfolio 15
Thrivent Government Bond Portfolio 17
Thrivent High Yield Portfolio 19
Thrivent Income Portfolio 21
Thrivent International Allocation Portfolio 23
Thrivent International Index Portfolio 25
Thrivent Large Cap Growth Portfolio 27
Thrivent Large Cap Index Portfolio 29
Thrivent Large Cap Value Portfolio 31
Thrivent Limited Maturity Bond Portfolio 33
Thrivent Low Volatility Equity Portfolio 35
Thrivent Mid Cap Growth Portfolio 37
Thrivent Mid Cap Index Portfolio 39
Thrivent Mid Cap Stock Portfolio 41
Thrivent Mid Cap Value Portfolio 43
Thrivent Moderate Allocation Portfolio 45
Thrivent Moderately Aggressive Allocation Portfolio 47
Thrivent Moderately Conservative Allocation Portfolio 49
Thrivent Money Market Portfolio 51
Thrivent Multidimensional Income Portfolio 53
Thrivent Opportunity Income Plus Portfolio 55
Thrivent Partner Emerging Markets Equity Portfolio 57
Thrivent Partner Healthcare Portfolio 59
Thrivent Real Estate Securities Portfolio 61
Thrivent Small Cap Growth Portfolio 63
Thrivent Small Cap Index Portfolio 65
Thrivent Small Cap Stock Portfolio 67
Shareholder Expense Example 69
Report of Independent Registered Public Accounting
Firm 72
Schedule of Investments
Thrivent Aggressive Allocation Portfolio 74
Thrivent All Cap Portfolio 88
Thrivent Balanced Income Plus Portfolio 91
Thrivent Diversified Income Plus Portfolio 123
Thrivent ESG Index Portfolio 155
Thrivent Global Stock Portfolio 161
Thrivent Government Bond Portfolio 175
Thrivent High Yield Portfolio 181
Thrivent Income Portfolio 193
Thrivent International Allocation Portfolio 207
Thrivent International Index Portfolio 222
Thrivent Large Cap Growth Portfolio 233
Thrivent Large Cap Index Portfolio 235
Thrivent Large Cap Value Portfolio 243
Thrivent Limited Maturity Bond Portfolio 246
Thrivent Low Volatility Equity Portfolio 261
Thrivent Mid Cap Growth Portfolio 266
Thrivent Mid Cap Index Portfolio 269
Thrivent Mid Cap Stock Portfolio 276
Thrivent Mid Cap Value Portfolio 279
Thrivent Moderate Allocation Portfolio 282
Thrivent Moderately Aggressive Allocation Portfolio 318
Thrivent Moderately Conservative Allocation Portfolio 353
Thrivent Money Market Portfolio 389
Thrivent Multidimensional Income Portfolio 391
Thrivent Opportunity Income Plus Portfolio 406
Thrivent Partner Emerging Markets Equity Portfolio 435
Thrivent Partner Healthcare Portfolio 438
Thrivent Real Estate Securities Portfolio 442
Thrivent Small Cap Growth Portfolio 445
Thrivent Small Cap Index Portfolio 448
Thrivent Small Cap Stock Portfolio 457
Statement of Assets and Liabilities 461
Statement of Operations 467
Statement of Changes in Net Assets 473
Notes to Financial Statements 484
Financial Highlights 507
Additional Information 517
Board of Directors and Officers 521

2
Dear Shareholder:

At Thrivent, our mission is to help people achieve the financial clarity that enables them to live lives of meaning and gratitude.
Those lives come to life in the stories and experiences we
create through our interactions with others – in our families, our communities and throughout our world. If you’ll indulge me, I’ll share a personal story that illustrates what I mean.
2021 marks the tenth anniversary of my father’s passing. He had just turned 74 and I’ve never known a man in his 70s who took better care of himself. He went to the gym six days a week without fail, and he and I would go to the YMCA together when I visited.
You could say he was a young 74, but he unfortunately contracted a fatal infection while undergoing fairly routine medical treatment. It certainly wasn’t “fair” but now that I’m at an age when many of my friends are experiencing the passing of mothers or fathers, I often remark that there’s no good way to lose a parent.
After my dad passed away, my mom, my older brother and I met with the pastor who was going to lead the memorial service. It was nice that the pastor knew my dad not only from church but from many years of working out together at the local YMCA over the noon hour. In their younger days they had played pickup basketball together. Even though he knew my dad, Pastor Duane asked us
to tell him a bit more about him. At the end of our conversation, the pastor said, “it sounds like his greatest accomplishment was his two boys.” It would never have occurred to me to say that.
Ever since then I have been thinking: I hope that is exactly what someone says about me someday. (My lovely wife and I also have two boys.)
The greatest things any of us do are those things we do for
others. With this recent anniversary of my dad’s death, for some reason I kept focusing on a particular memory of my father. It was a weekend day around lunchtime when I was maybe 11 or 12
years old. I was considering what I wanted to do for the rest of that winter’s day. I clearly remember thinking, what I wanted to do most was call my friend Bruce and see if he could go bowling or to a movie. But Bruce might not be available to do something. I also thought about asking my dad if we could go sledding. I knew that if I asked him, we’d go. But I also knew that it would be mean if I asked Bruce first and, if he wasn’t free, then I asked my dad.
Should I take the sure (and certainly fun) thing that was sledding with dad or gamble on an afternoon with a friend?
Of course, when I recalled this story, I felt a little bad initially. I took my father for granted and now he’s gone. But my mood changed immediately when I realized something important: This story
wasn’t about me. This story was about my dad. As a father of two teenagers, I now understand that as much as I love spending time with them, having them make friends and do things on their own is an important part of growing up. I also appreciate now that my father had a busy job, a family, and a house to attend to. He clearly had plenty of other things to occupy his afternoon, especially if I went to a movie with a friend. But what this story was really about
– and this gives me such joy to remember about my dad – is that as a young boy if I asked my father to spend time with me, it never even occurred to me that he might say “No.”
The lesson I learned is that the really important stories are rarely about us. As I stated at the beginning of this letter, our mission at
Thrivent is to help people achieve financial clarity so that they can live lives of meaning and gratitude. Our lives have meaning, and we express our gratitude in what we’re able to do for one another.
That meaning and gratitude can often come from helping those we don’t even know.
A cause that means a great deal to me personally is helping
students of limited financial means study the humanities. I know,
I know, STEM (Science, Technology, Engineering and Math) is
important, but I feel it’s also important that all students, regardless of their financial means, have the opportunity to study literature, foreign languages, or philosophy. (I’ll share a secret. Though I have the privilege of leading the investment team at Thrivent, my undergraduate degree is actually in philosophy.)
What is it that you truly value and care about, and what are the stories you would most like to create for others?
At Thrivent we have over 120 investment professionals (all of whom have degrees in something other than philosophy), who are committed to helping you achieve the financial clarity that allows you to live a life of meaning and gratitude. And to focus on those in your life and in your community on whom you can make a lasting impact.
Blessings to you, your families and your communities. As always, on behalf of the entire Thrivent team, I offer you our sincere and humble thanks for the trust you have placed in us and for the opportunity to manage the assets that will help you live lives of meaning and gratitude.
David S. Royal
President and Chief Investment Officer
Thrivent Series Fund, Inc.

3
Dear Shareholder:

Despite the pandemic and a sharp rise in inflation, the U.S. stock market enjoyed outstanding performance in 2021. The S&P 500®
index posted a total gain (including dividends) of 28.71% for the year. (The S&P 500 is a market-cap-weighted index that represents the average performance of a group of 500 large capitalization stocks.)
Gross domestic product (GDP) growth was strong early in the year as businesses and the economy reopened, posting abnormally
high gains of 6.4% annualized in the first quarter and 6.7% in the second quarter. But as COVID-19 cases reemerged, GDP
growth slowed to 2.0% in the third quarter. According to the U.S.
Department of Commerce, the decline in GDP growth reflected a resurgence of COVID-19 cases that “resulted in new restrictions and delays in reopening establishments in some parts of the
country.”
But the big story for the economy was rising inflation, due in large part to supply bottlenecks and rising demand. According to the
Commerce Department, the Consumer Price Index for All Urban
Consumers—a key measure of inflation—was up 7.0% year-over-
year in December, the largest annual increase since 1981.
Federal Reserve (Fed) Chair Jerome Powell attributed rising
inflation to “dislocations caused by the pandemic, specifically the effects on supply and demand from the shutdown, the uneven
reopening, and the ongoing effects of the virus itself.”
Oil prices also surged in 2021 along with the rebound in global travel and manufacturing, contributing further to the rise in inflation.
The price of West Texas Intermediate, a grade of crude oil used as a benchmark in oil pricing, jumped 55% in 2021, from $48.52 per barrel at the end of 2020 to $75.21 at the close of 2021.
Gasoline prices at the pump also rose along with oil prices. The average price per gallon moved up about 46% for the year, from
$2.31 at the end of 2020 to $3.38 at the close of 2021.
The Nasdaq Index was up 21.39% in 2021, from 12,888.28 at the end of 2020 to 15,644.97 at the close of 2021. (The Nasdaq—
National Association of Securities Dealers Automated Quotations—
is an electronic stock exchange with more than 3,300 company listings.)
Economic Review
Unemployment continued to tick down throughout 2021, as the
economy recovered from the pandemic-related slowdown, with job gains recorded every single month of the year. For the year, the economy added 6.4 million jobs, according to the Department of
Labor (DOL), which is the most since 1939 when the DOL began keeping records. The unemployment rate dropped from 6.7% at the end of 2020 to 3.9% at the end of 2021—the lowest level since the pandemic began.
Average hourly earnings for all employees on private nonfarm payrolls increased by 4.7% during the year, from $29.81 at the end of 2020 to $31.31 at the close of 2021.
Retail sales rose 16.9% year-over-year from December 2020
through December 2021, as businesses continued to rebound
from the pandemic slowdown, according to the January 2022
Department of Commerce retail report.
However, retail sales declined 1.9% for the month in December, stunted by supply shortages and rising consumer prices. Building material sales were up 12.5% from a year earlier, while department store sales were up 22.5%, auto sales were up 9.6%, and non-store retailers (primarily online) were up 10.7% from a year earlier—
even after an 8.7% month-to-month decline in December. With
consumers returning to restaurants and bars, sales at food services and drinking establishments were up 41.3% from a year earlier.
Market Review
All 11 sectors of the S&P 500 were in positive territory in 2021, led by Energy, up 54.64%, Real Estate, up 46.19%, Financials, up
35.04%, Information Technology, up 34.53%, Materials, up 27.28%,
Health Care, up 26.13%, Consumer Discretionary, up 24.43%, and
Communications Services, up 21.57%.
After a fast start to the year, the MSCI EAFE Index, which tracks developed-economy stocks in Europe, Asia, and Australia, was relatively flat through the second half of 2021, as COVID-19 cases entered a second wave. For the year, the index was up 8.78%.
The Bloomberg U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, was down 1.54% in 2021. The yield on 10-year U.S. Treasuries moved up significantly during
2021, from 0.92% at the end of 2020 to 1.51% at the end of 2021.
Our Outlook
The U.S. economy should remain on a solid, but moderating growth path. Consumer spending is expected to remain strong, given the very healthy labor market and the significant levels of cash still sitting in bank accounts.
Government spending will be another source of strength given that recently enacted fiscal spending programs have not ramped up yet. Furthermore, although debt levels are high at the corporate and consumer level, they do not pose an imminent risk to the economy, especially with the cost to service debt at such a low level.  As the Fed slows its asset purchases and steadily increases rates, the risk of volatility increases. We expect the current performance trend in the fixed income market to persist, with bond yields churning to gradually higher levels.
In the U.S. equities market, after a long stretch of exceptional performance, return expectations should be meaningfully reduced relative to recent returns, with earnings moderating and interest rates expected to rise. However, there remains ample liquidity in the system to support the market, even at lofty valuations. But investor emphasis should be on quality companies, regardless of size, that have solid business plans, durable profitability, and well-
managed balance sheets.

As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Series Fund, Inc.

Thrivent Aggressive Allocation Portfolio

David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Portfolio involves allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, LIBOR, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Aggressive Allocation Portfolio earned a return of 20.20%, compared with the median return of its peer group, the Lipper Mixed-
Asset Target Allocation Aggressive Growth category, of 17.37%. The Portfolio’s market benchmarks, the S&P 500® Index, the Bloomberg
U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 28.71%, -1.54% and
7.82%, respectively.
What factors affected the Portfolio’s performance?
During the period, the Portfolio had a long-term target allocation of 95% equity securities and 5% fixed income. Beginning in early
November 2020, the markets performed very strongly following the announcement of vaccines and then subsequent approvals in
December. The markets continued that strength through the earlier part of 2021 with small-cap stocks more than doubling the performance of large caps and lower quality outperforming higher quality. During this period through mid-March 2021, the Portfolio’s performance lagged its Lipper peers. However, after the markets stabilized and returned to higher-quality leadership, the Portfolio began to outperform the peer group. This outperformance accelerated by mid-year and continued through period end as the more defensive areas of the market strongly led in the second half of the year.
For the full period, the Portfolio’s equity performance was strong compared to the benchmark due to both allocation and selection effect. In terms of allocation, an overweighting to domestic equities added value. Also, a modest underweighting to small-cap stocks aided performance as small caps underperformed large caps for the full year. Within international, the Portfolio benefited from an underweighting in emerging markets (EM) equity, which materially underperformed. However, holdings in the Portfolio’s low-volatility strategy underperformed the broader market, detracting from performance. Within selection effect, the various equity managers strongly outperformed in aggregate for the period, with large-cap managers leading overall and the large-cap value manager providing especially strong performance. Additionally, the developed international and EM managers provided strong relative performance. Within sectors, the
Portfolio experienced positive contributions from Financials, Materials, Information Technology and Energy, while Health Care detracted.
As part of the management process, we employed several derivative strategies for the purpose of adjusting the Portfolio’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows. Earlier in 2021, we reduced EM exposure to an underweighting in favor of developed international equity and domestic equity. As noted above, EM materially underperformed so this positioning added to the Portfolio’s positive relative performance. In late September of 2021, we increased the
Portfolio’s total equity exposure primarily in domestic small- and mid-cap stocks following market weakness. In October, we reduced an overweighting to Europe to neutral by raising the Portfolio’s weighting in developed international markets and EM; however, EM exposure remained modestly underweighted. Throughout the period, we rebalanced several times to achieve asset class targets.
Within the fixed-income market, interest rates rose and the Treasury yield curve flattened with intermediate rates rising the most based on expectations that the Federal Reserve (Fed) would begin to tighten monetary policy soon. High-quality, interest-rate sensitive fixed-income securities such as Treasuries underperformed while lower-quality segments such as high yield outperformed. The fixed-income portion of the Portfolio underperformed because it was positioned with an overweighting to Treasuries and an underweighting in corporate bonds.
The Portfolio maintained an overweighting to Treasuries to dampen volatility, as Treasury returns are often negatively correlated to equity returns. We used Treasury futures and options along with mortgage options to help manage the Portfolio’s interest-rate exposure. We also used credit default swap indexes to help manage credit exposure.
What is your outlook?
The economic backdrop remains solid supporting an overweighting to risk assets, and the Portfolio remains modestly overweighted in equity versus fixed income by approximately 2%. Within equity, the overweighting is to domestic stocks across large-, mid- and small-
caps, with an emphasis on small- to mid-caps overall and mid-cap stocks in particular. Market leadership has become significantly concentrated in mega-cap and Information Technology names, which are vulnerable to a rotation to more cyclical areas of the market if interest rates rise further. However, in aggregate, the Portfolio is overweighted in more defensive areas of the market including growth, momentum and Technology. We expect global growth to moderate into 2022. Therefore, even if we see a near-term resurgence of more cyclical value names, we expect higher-quality domestic areas of the market to outperform over the intermediate and longer term. Within international equity, we continue to favor developed markets over EM.
Within fixed income, we expect the Fed to start raising rates in the second half of 2022 and possibly sooner if inflation persists at high levels. Longer-term interest rates should also rise in response to economic growth and inflation. Fixed-income positioning is moderately overweighted in credit and positioned for higher interest rates.

Portfolio Composition
(% of Portfolio)
Large Cap 41.3%
International 18.6%
Small Cap 16.5%
Short-Term Investments 10.7%
Mid Cap 6.0%
Multi-Cap 3.3%
Investment Grade Debt 3.2%
High Yield 0.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent International Allocation
Portfolio 7.1%
Thrivent Mid Cap Stock Portfolio 6.2%
Thrivent Large Cap Value Portfolio 4.6%
Thrivent Global Stock Portfolio 3.7%
Thrivent Core Low Volatility Equity Fund 3.7%
Thrivent Small Cap Stock Portfolio 3.6%
Thrivent Core International Equity Fund 2.5%
Thrivent Core Emerging Markets Equity
Fund 2.3%
Microsoft Corporation 1.7%
Apple, Inc. 1.2%
These securities represent 36.6% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
20.20% 14.94% 12.77%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent All Cap Portfolio

John T. Groton Jr., CFA, and Matthew D. Finn, CFA, Portfolio Co-Managers
Thrivent All Cap Portfolio seeks long-term growth of capital.
Investment in the Thrivent All Cap Portfolio involves risks including equity security, market, large cap, growth investing, value investing, issuer, investment adviser, sector, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent All Cap Portfolio earned a return of 24.11%, compared with the median return for its peer group, the Lipper Multi Cap Core category, of 25.31%. The Portfolio’s market benchmarks, the Russell 3000® Index and the S&P Composite 1500® Index, earned returns of
25.66% and 28.45%, respectively.
What factors affected the Portfolio’s performance?
Stock selection accounted for essentially all of the Portfolio’s underperformance during the period. Although selection was beneficial in eight of the 11 sectors and essentially flat in one, those positive results were offset by poor results in Health Care and Communication
Services. Small-cap company QuinStreet and large-cap name Snap detracted in Communication Services. Within that sector, we exited both Meta Platforms (formerly Facebook) and Snap due to the negative impact of Apple’s advertising identifier protocol changes. However, we retained sector exposure by reallocating to positions in Alphabet and Datadog, which benefited returns. Selection in Health Care lagged in several industries: small-cap biotechnology, large-cap pharmaceuticals and large-cap health care services. Conversely, stock selection was strongly positive in the Energy and Materials sectors.
The Portfolio experienced favorable contributions from stocks across several industries, which was encouraging since positive stock selection is our objective. Some of the Portfolio’s outperformers included oil and natural gas producer Devon Energy, semiconductor manufacturer NVIDIA, aggregates/cement maker Summit Materials and multi-family apartment REIT Camden Properties.
The Russell 3000® Index is composed of the largest 3,000 publicly traded U.S. firms, weighted by market capitalization. This includes companies across the market capitalization spectrum. The Portfolio maintains a somewhat smaller-cap bias, which was a headwind to performance in 2021.
We maintain low levels of cash in the Portfolio only for liquidity purposes and not as a way to express a market view. Nonetheless, the
Portfolio’s approximately 2% cash weighting detracted from performance against an index with no cash exposure. The impact was more meaningful considering the Portfolio and index advanced around 25% during the period.
What is your outlook?
Our philosophy for managing the Portfolio is to invest in the best equities across capitalization ranges and investment sectors with a process that includes periodic sector rebalancing to neutralize unwanted risks. Our approach is entirely bottom-up driven, not top down, meaning changes within the Portfolio are always a result of stock-by-stock level research and opportunities at a specific point in time.
Given that philosophy, we do not have an outlook per se for investing the Portfolio based on growth versus value, large stocks versus small stocks, defensive versus cyclical versus momentum stocks, or whether the market itself is overvalued or undervalued. Therefore, we made no significant changes to the Portfolio’s thematic, sector-specific, capitalization-size specific or macroeconomic-related positioning during the year. Our goal is to own solid companies at attractive valuations regardless if whether the market goes up, down or sideways.

Portfolio Composition
(% of Portfolio)
Common Stock 97.7%
Short-Term Investments 1.9%
Registered Investments
Companies 0.4%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 23.9%
Consumer Discretionary 14.5%
Financials 13.6%
Health Care 13.5%
Industrials 10.0%
Communications Services 5.7%
Consumer Staples 4.6%
Materials 3.7%
Real Estate 3.2%
Energy 2.6%
Top 10 Holdings
(% of Net Assets)
Apple, Inc. 3.9%
Alphabet, Inc., Class C 3.6%
Microsoft Corporation 3.5%
Amazon.com, Inc. 2.9%
NVIDIA Corporation 1.7%
Edwards Lifesciences Corporation 1.7%
Merck & Company, Inc. 1.6%
Costco Wholesale Corporation 1.5%
United Parcel Service, Inc. 1.5%
Zimmer Biomet Holdings, Inc. 1.5%
These securities represent 23.4% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
24.11% 16.63% 14.85%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P Composite 1500
®
Index measures the performance of a group of 1500 publicly traded stocks. “S&P Composite 1500” is a trademark of The
McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by Standard &
Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Russell 3000
®
Index is an unmanaged market capitalization-weighted index tracking the performance of the 3,000 largest U.S.-traded stocks, which represent roughly 98% of all U.S. incorporated equity securities.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Balanced Income Plus Portfolio

Stephen D. Lowe, CFA, David R. Spangler, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Portfolio involves risks including equity security, interest rate, credit, allocation, market, large cap, leveraged loan, LIBOR, prepayment, foreign securities, emerging markets, foreign currency, mortgage-backed and other asset-backed securities, high yield, sovereign debt, quantitative investing, investment adviser, conflicts of interest, other funds, issuer, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Balanced Income Plus Portfolio earned a return of 12.44%, compared with the median return of its peer group, the Lipper Mixed-
Asset Target Allocation Moderate category, of 10.42%. The Portfolio’s market benchmarks, the S&P/LSTA Leveraged Loan Index, the MSCI
World Index-USD Net Returns, the Bloomberg U.S. Mortgage-Backed Securities Index, and the Bloomberg U.S. High Yield Ba/B 2% Issuer
Capped Index, earned returns of 5.20%, 21.82%, -1.04% and 4.65%, respectively.
What factors affected the Portfolio’s performance?
As the period began, the global economy was rebounding from a steep, but short-lived recession caused by the pandemic. The recovery was fueled by massive amounts of stimulus from the Federal Reserve (Fed) and other central banks, government spending and vaccine news announced in November 2020, which led to economic re-openings. Throughout the period, the Fed maintained its target federal funds rate at 0% to 0.25%, which kept short-term Treasury rates anchored near zero. However, policymakers began tapering monthly purchases of Treasury and agency mortgage-backed securities (MBS) in November, followed by a shift to a more hawkish stance toward interest rate increases in 2022 at their December meeting. The combination of record stimulus, excess demand, disrupted supply chains, a shortage of workers and higher energy prices propelled inflation significantly higher, putting upward pressure on rates across the rest of the yield curve, particularly intermediate maturities. The improving economy and vaccine announcements led risk assets like equities and high-yield bonds to perform very well.
The Portfolio’s equity allocation added to relative performance due to an overweighting versus the peer group. Within equity, the Portfolio benefited from an overweighting in domestic versus international stocks, and within international, an overweighting in developed markets versus emerging markets (EM). Additionally, stock selection in the underlying domestic equity funds was strong, especially from the large-cap value manager, along with the mid-cap and international managers. In the international equity portfolio, stock selection drove outperformance, particularly in the Industrial, Communication Services and Consumer Staples sectors. Country, sector and industry allocations were also positive, which offset a negative overall impact from style factors. The biggest country contribution resulted from an underweighting in Hong Kong, which was dragged down by China’s troubles. In terms of sector allocations, underweighted positions in
Utilities and Consumer Staples benefited results the most. Two style factors, an underweighting in value stocks and overweighting in low-
volatility stocks, weighed on results. Stock selection was somewhat weak in Real Estate and Utilities. We continued to employ derivatives to rebalance equity exposures to the Portfolio’s tactical targets and to facilitate cash flows.
The fixed-income portfolio outperformed in part due to its shorter duration stance, which lessened interest rate sensitivity, and yield curve positioning during the rising rate environment. We used Treasury futures to help manage duration. The strongly performing high-yield and leveraged loan sectors also comprised most of the Portfolio’s corporate exposure, which included approximately 22% of fixed income in leveraged loans, 14% in high-yield bonds, and 13% in investment-grade corporate bonds. Security selection was favorable in high yield but detracted in leveraged loans somewhat due to their generally higher-quality bias during the risk-on environment. Smaller allocations of 7% to convertible securities and 1% to alternative fixed income aided results due to outsized gains in those segments. EM exposure, which was around 12% of the fixed-income portfolio, had a roughly neutral impact on performance. The fixed-income portfolio’s 25%
exposure in weaker-performing securitized sectors hurt results, particularly exposure to the underperforming agency MBS sector; however, a 4% exposure in nonagency MBS and 3% in collateralized loan obligations (CLOs) helped.
What is your outlook?
We expect the economic recovery to continue while moderating from recent extraordinary growth. While COVID containment has remained elusive with the Omicron outbreak, the negative economic impact appears to be waning. We anticipate corporate earnings growth to slow to a level more consistent with long-term averages. Economic optimism may be tempered by concern over inflation as high demand for goods and services has been met with disrupted supply chains and firms’ inability to hire workers. The Fed now anticipates roughly three interest rate hikes in 2022, which the market has been pricing in for some time. Rising rates may be a headwind for risk assets and precipitate increased volatility.
The Portfolio remains approximately 2% overweighted in equities versus fixed-income securities. Among equities, we continue to favor domestic over international. Within domestic, the portfolio remains overweighted in large- and mid-cap stocks but has moved to a more neutral small-cap weighting due to stronger economic conditions. Within international, the portfolio remains underweighted in EM economies, which have performed poorly largely due to China’s unabated crackdown on capitalism, which will likely lead to slower growth well into 2022. The equity portfolio is also overweighted in more defensive areas, including growth, momentum and technology. The fixed-income portfoliohas a shorter duration and moderate overweighting in risk through corporate, convertible and alternative exposures.
However, with spreads at current levels, the Portfolio is not getting compensated for taking a significant amount of risk in fixed-income.

Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 30.7%
Common Stock 29.8%
Short-Term Investments 16.8%
Registered Investment
Companies 13.6%
Bank Loans 8.2%
Preferred Stock 0.9%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Affiliated Registered
Investment Companies 13.9%
Mortgage-Backed Securities 13.4%
Financials 10.6%
Information Technology 10.4%
Consumer Discretionary 7.1%
Communications Services 5.5%
Materials 5.1%
Consumer Staples 4.5%
Health Care 4.3%
Industrials 4.2%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 7.9%
Thrivent Core Emerging Markets Debt
Fund 6.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 4.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 3.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.2%
Government National Mortgage
Association Conventional 30-Yr. Pass
Through 2.2%
Microsoft Corporation 1.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.5%
Apple, Inc. 1.1%
Alphabet, Inc., Class A 0.8%
These securities represent 30.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
12.44% 8.83% 8.66%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI World Index – USD Net Returns is an index that represents large and mid-cap stock performance across developed market countries through-
out the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities.
*** The Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
**** The S&P/LSTA Leveraged Loan Index is a market value-weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Diversified Income Plus Portfolio

Stephen D. Lowe, CFA, Gregory R. Anderson, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Investment in Thrivent Diversified Income Plus Portfolio involves risks including interest rate, equity security, credit, allocation, mortgage-backed and other asset-backed securities, market, high yield, leveraged loan, LIBOR, prepayment, large cap, foreign securities, emerging markets, foreign currency, preferred securities, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, quantitative investing, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Diversified Income Plus Portfolio earned a return of 6.87%, compared with the median return of its peer group, the Lipper Mixed-
Asset Target Allocation Conservative category, of 5.85%. The Portfolio’s market benchmarks, the S&P/LSTA Leveraged Loan Index, the
MSCI World Index–USD Net Returns, the Bloomberg U.S. Mortgage-Backed Securities Index, and the Bloomberg U.S. High Yield Ba/B 2%
Issuer Capped Index, earned returns of 5.20%, 21.82%, -1.04% and 4.65%, respectively.
What factors affected the Portfolio’s performance?
As the period began, the global economy was rebounding from a steep, but short-lived recession caused by the pandemic. The recovery was fueled by massive amounts of stimulus from the Federal Reserve (Fed) and other central banks, government spending and vaccine news announced in November 2020, which led to economic re-openings. Throughout the period, the Fed maintained its target federal funds rate at 0% to 0.25%, which kept short-term Treasury rates anchored near zero. However, policymakers began tapering monthly purchases of Treasury and agency mortgage-backed securities (MBS) in November, followed by a shift to a more hawkish stance toward interest rate increases in 2022 at their December meeting. The combination of record stimulus, excess demand, disrupted supply chains, a shortage of workers and higher energy prices propelled inflation significantly higher, putting upward pressure on rates across the rest of the yield curve, particularly intermediate maturities. The improving economy and vaccine announcements led risk assets like equities and high-yield bonds to perform very well.
For the majority of the period, the Portfolio allocated approximately 80% of its assets to fixed-income and 20% to equities. The Portfolio’s fixed-income segment outperformed in part due to its shorter duration stance, which lessened interest-rate sensitivity versus its peers, and yield curve positioning during the rising rate environment. We strategically manage the fixed-income portfolio to have less interest-rate sensitivity than its peers or the high-yield and mortgage-backed indexes. We used Treasury futures to help manage duration. The strongly performing high-yield and leveraged loan sectors also comprised most of the Portfolio’s corporate exposure, which included approximately
14% of the fixed-income portfolio in leveraged loans, 17% in high-yield bonds, and 10% in investment-grade corporate bonds. Security selection was favorable in high yield but detracted in leveraged loans somewhat due to their generally higher-quality bias during the risk-on environment. Smaller allocations within fixed-income–including about 5% of the portfolio in convertible securities, 5% in preferred securities and 1% in alternative fixed-income–aided results due to outsized gains in those segments. Emerging market (EM) exposure, which was around 10% of the fixed-income portfolio, had a roughly neutral impact on performance. The fixed-income portfolio’s 34%
exposure in weaker-performing securitized sectors hurt results, particularly exposure to the underperforming agency MBS sector; however, a 6% exposure in nonagency MBS and 3% in collateralized loan obligations (CLOs) helped.
The Portfolio’s equity allocation added to relative performance due to an overweighting versus the peer group. Within equity, the Portfolio benefited from an overweighting in domestic versus international stocks, and within international, an overweighting in developed markets versus EM. Additionally, stock selection in the underlying domestic equity portfolios was strong, especially from the large-cap value manager, along with the mid-cap and international managers.
What is your outlook?
We expect the economic recovery to continue while moderating from the extraordinary growth over the past year. While COVID containment has remained elusive with the outbreak of the Omicron variant, the negative economic impact appears to be waning. We anticipate corporate earnings growth to slow to a level more consistent with long-term averages. Economic optimism may be tempered somewhat by concern over inflation as high demand for goods and services has been met with disrupted supply chains and firms’ inability to hire enough workers to keep pace with demand. The Fed now anticipates roughly three interest rate hikes in 2022 according to its dot-
plot projections, which the market has been pricing in for some time. Rising rates may be a headwind for risk assets and precipitate an increase in volatility in the coming year.
Overall, the Portfolio remains approximately 3% underweighted in equities versus fixed-income securities. Within the equity portfolio, we continue to favor domestic over international. Within domestic exposure, the portfolio remains overweighted in large- and mid-cap stocks but has moved to a more neutral small-cap weighting from a prior underweighting due to stronger economic conditions. Within international, the portfolio remains underweighted in EM economies, which have performed poorly largely due to China. The country’s crackdown on capitalism continues unabated, which will lead to slower growth well into 2022. In terms of style factors, the equity portfolio is overweighted in more defensive areas of the market including growth, momentum and technology. In the fixed-income portfolio, we are maintaining a shorter duration and moderate overweighting in risk through corporate, convertible and alternative exposures. However, with spreads at current levels, the Portfolio is not getting compensated for taking a significant amount of risk in the fixed-income market.

Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 46.7%
Short-Term Investments 20.2%
Common Stock 13.1%
Registered Investment
Companies 11.4%
Bank Loans 7.3%
Preferred Stock 1.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 21.2%
Affiliated Registered
Investment Companies 11.3%
Financials 10.7%
Consumer Discretionary 6.6%
Information Technology 6.6%
Materials 5.7%
Communications Services 5.1%
Consumer Staples 4.9%
Collateralized Mortgage
Obligations 4.4%
Energy 3.6%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 8.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 6.1%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 5.8%
Government National Mortgage
Association Conventional 30-Yr. Pass
Through 3.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.4%
Thrivent Core International Equity Fund 3.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.2%
SPDR Blackstone Senior Loan ETF 1.3%
U.S. Treasury Notes 1.0%
Microsoft Corporation 0.6%
These securities represent 35.4% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
6.87% 6.79% 7.04%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities.
** The Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
*** The MSCI World Index – USD Net Returns is an index that represents large and mid-cap stock performance across developed market countries through-
out the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P/LSTA Leveraged Loan Index is a market value-weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent ESG Index Portfolio

Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent ESG Index Portfolio seeks to track the investment results of an index composed of companies selected by the index provider based on enviromental, social and governance characteristics.
Investment in Thrivent ESG Index Portfolio involves risks including ESG investment strategy, equity security, ETF, futures contract, issuer, large cap, market, mid cap, sector, indexing strategy/index tracking, other funds, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent ESG Index Portfolio earned a return of 30.78%, compared with the median return of its peer group, the Lipper Large Cap Core category, of 26.81%. The Portfolio’s market benchmark, the MSCI KLD 400 Social Index, earned a return of 31.63%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the MSCI KLD 400 Social Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
Strong gains during the past year were led by the Energy sector, where continued economic recovery resulted in higher prices for energy commodities like oil and natural gas. All economic sectors contributed positive stock returns, with even the lowest-returning sectors,
Utilities and Health Care, producing double-digit gains.
As part of its investment process, the Portfolio may use derivatives, including equity index futures, for market exposure and to manage cash flows. Derivative use did not have a material impact on the Portfolio’s returns during the year.
What is your outlook?
We expect the current economic recovery to continue while moderating from the extraordinary pace of growth over the past year. We anticipate corporate earnings growth to slow to a level more consistent with long-term averages. Economic optimism may be tempered somewhat by concern over inflation as high demand for goods and services has been met with disrupted supply chains and firms’ inability to hire enough workers to keep pace with demand. We see a risk that these inflationary pressures could cause interest rates to rise, which would likely be a headwind for equity returns and precipitate an increase in volatility in the coming year.
Against this backdrop, stocks are at high valuations by historical standards, prompting some prominent investors to make comparisons to valuations of technology stocks in the late 1990s. At the same time, historically low interest rates, accommodative central bank policy and anticipation of the pandemic coming under control all lend support to higher equity valuations. Overall, we see the outlook as relatively balanced between the short-term risks from the virus and valuations, and the longer-term prospects for growth and earnings enabled by the expected end of the pandemic.

Portfolio Composition
(% of Portfolio)
Common Stock 80.9%
Registered Investments
Companies 18.7%
Short-Term Investments 0.4%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 27.9%
Unaffiliated Registered
Investment Companies 18.8%
Consumer Discretionary 10.2%
Communications Services 8.3%
Health Care 8.1%
Industrials 7.6%
Financials 7.3%
Consumer Staples 5.6%
Real Estate 2.9%
Materials 1.7%
Top 10 Holdings
(% of Net Assets)
iShares MSCI KLD 400 Social ETF 18.8%
Microsoft Corporation 8.6%
Tesla, Inc. 3.2%
Alphabet, Inc., Class A 3.1%
Alphabet, Inc., Class C 3.0%
NVIDIA Corporation 2.6%
Home Depot, Inc. 1.6%
Procter & Gamble Company 1.4%
Visa, Inc. 1.3%
Mastercard, Inc. 1.1%
These securities represent 44.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total
Returns
1
As of December 31,
2021
1-Year
From Inception
4/29/2020
30.78% 36.98%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI KLD 400 Social Index is a capitalization weighted index of 400 US securities that provides exposure to companies with outstanding Environ-
mental, Social and Governance ratings.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Global Stock Portfolio

Kurt J. Lauber, CFA, Lauri Brunner, Noah J. Monsen, CFA, and David R. Spangler, CFA, Portfolio Co-Managers
Thrivent Global Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Global Stock Portfolio involves risks including equity security, allocation, large cap, foreign securities, foreign currency, market, quantitative investing, mid cap, small cap, emerging markets, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Global Stock Portfolio earned a return of 20.71%, compared with the median return of its peer group, the Lipper Global Multi
Cap Core category, of 17.03%. The Portfolio’s market benchmark, the MSCI All Country World Index-USD Net Returns, earned a return of
18.54%.
What factors affected the Portfolio’s performance?
Overall Portfolio performance was strong relative to the benchmark and Lipper peer group. Beginning in early November 2020, the markets performed very strongly following the announcement of vaccines and then subsequent approvals in December. The markets continued that strength through the earlier part of 2021, with small-cap stocks more than doubling the performance of large caps. During this remarkable surge in risk assets through mid-March 2021, led by very low-quality and highly speculative securities, the Portfolio’s performance lagged. However, as domestic and international markets stabilized and returned to higher-quality leadership, the Portfolio began to outperform. This outperformance accelerated by mid-year and continued through period end as the second half of the year saw strong leadership from the more defensive areas of the market, including large caps, technology and growth, which benefited the Portfolio.
Both allocation effect and selection effect provided outperformance. In terms of allocation, an overweighting to equity benefited results.
Within international, an underweighting to emerging markets (EM) provided strong outperformance, and within domestic, a modest underweighting to small-cap stocks aided performance as small caps underperformed large caps for the full year. Regarding selection effect, the various managers strongly outperformed in aggregate for the period, with large-cap managers leading overall and the large-
cap value manager providing especially strong performance. Additionally, the developed international and EM managers provided strong contributions to performance. Within sectors, the Portfolio experienced positive contributions from Financials, Materials, Information
Technology and Energy, while Health Care detracted.
As part of the management process, we employed several derivative strategies for the purpose of adjusting the Portfolio’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows. Tactically, earlier in 2021, we reduced EM exposure to an underweighting in favor of developed international and domestic equity. EM materially underperformed so this positioning added to the Portfolio’s positive relative performance. In late September of 2021, we increased the
Portfolio’s total equity exposure primarily in domestic small- and mid-cap stocks following market weakness. In October, we reduced an overweighting to Europe to neutral by raising the Portfolio’s weighting in developed international markets and EM; however, EM exposure remained modestly underweighted. Throughout the period, we rebalanced several times to achieve asset class targets. Especially during volatile markets, a rigorous process of rebalancing can add value as asset classes are pared back after reaching overbought levels and increased when they hit oversold levels.
What is your outlook?
The Portfolio remains modestly overweighted in equity versus its peer group by approximately 1%, and we continue to favor domestic over international equities. Within domestic equity, the Portfolio remains overweighted in large-cap stocks while approximately neutrally weighted in small caps. Within international, we continue to favor developed markets over EM. The economic backdrop remains solid, supporting a modest overweighting to risk assets. However, in aggregate, the Portfolio is overweighted in more defensive areas of the market, including larger caps, growth, momentum and technology. We expect global growth to moderate into 2022. Therefore, even if we see a near-term resurgence of more cyclical value and lower-quality areas of the market fueled by rising inflation, we expect higher-quality, domestic larger-cap stocks and developed international equity to outperform over the intermediate and longer term.

Portfolio Composition
(% of Portfolio)
Common Stock 82.4%
Short-Term Investments 13.5%
Registered Investments
Companies 3.7%
Long-Term Fixed Income 0.3%
Preferred Stock 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 15.6%
Financials 12.6%
Industrials 11.6%
Health Care 10.7%
Consumer Discretionary 9.0%
Communications Services 5.9%
Consumer Staples 4.2%
Materials 3.9%
Energy 3.4%
Affiliated Registered
Investment Companies 2.9%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 2.9%
Microsoft Corporation 2.2%
Alphabet, Inc., Class A 1.5%
Apple, Inc. 1.4%
Amazon.com, Inc. 1.2%
NVIDIA Corporation 0.8%
Meta Platforms, Inc. 0.8%
Walmart, Inc. 0.7%
CSL, Ltd. 0.7%
QUALCOMM, Inc. 0.7%
These securities represent 12.9% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
20.71% 13.69% 12.46%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index – USD Net Returns is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Government Bond Portfolio

Michael G. Landreville, CFA, CPA (inactive), and Gregory R. Anderson, CFA, Co-Portfolio Managers
Thrivent Government Bond Portfolio seeks total return, consistent with preservation of capital.
Investment in Thrivent Government Bond Portfolio involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, interest rate, market, redemption, LIBOR, sovereign debt, investment adviser, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Government Bond Portfolio earned a return of -1.52%, compared with the median return of its peer group, the Lipper Intermediate
U.S. Government Portfolios category, of -1.86%. The Portfolio’s market benchmarks, the Bloomberg U.S. Agency Index and the Bloomberg
U.S. Treasury Index, earned returns of -1.31% and -2.32%, respectively.
What factors affected the Portfolio’s performance?
As the period got underway, the U.S. economy was rebounding from a steep, but short-lived recession caused by the pandemic. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive vaccine news announced in November 2020, which led to economic re-openings. Throughout the period, the Fed maintained its target federal funds rate at 0% to 0.25%, which kept short-term Treasury rates anchored near zero. However, policymakers began tapering monthly purchases of Treasury and agency mortgage-backed securities (MBS) in November, followed by a shift to a more hawkish stance toward interest rate increases at their December meeting. The combination of record stimulus, excess demand, disrupted supply chains, a shortage of workers, and higher energy and home prices propelled inflation significantly higher, putting upward pressure on rates across the rest of the yield curve, particularly in the intermediate maturity range. Five-year Treasury yields jumped 90 basis points to end at 1.26%, while 30-year
Treasuries rose only 25 basis points to end the period at 1.90%.
The combination of the strengthening economy, highly accommodative monetary policy and massive fiscal stimulus caused risk assets to perform very well throughout the period, while rising rates led Treasuries and agencies to underperform. Long-duration Treasuries were the biggest laggards in the fixed-income market, recording a -4.37% return for the year (Bloomberg 20+ Year Index). Conversely, the Treasury
Inflation Protected Securities (TIPS) segment continued to experience inflows and the Bloomberg TIPS Index returned 5.96% as inflation proved to be less transitory than the Fed had predicted. The MBS sector performed better in the first half of the year but lagged in the second half after rates rose, which caused fewer homeowners to refinance and the durations of these securities to extend. As measured by the Bloomberg U.S. Mortgage-Backed Securities Index, the MBS segment returned -1.04%.
The Portfolio’s performance versus its peers was helped by defensive interest rate positioning, which we implemented in anticipation of rates trending higher. This included both a shorter duration, which lessened the negative impact from rising yields, and a bias toward a flatter yield curve, which included an underweighting to the short and intermediate portion of the curve. We continued to use Treasury futures to help us manage the Portfolio’s duration and yield curve exposure. Within the mortgage sector, the Portfolio also benefited from its emphasis on shorter-duration, 15-year and floating-rate MBS. The Portfolio’s exposure to TIPS, which reached as high as 5%, also contributed favorably to performance. Overweighted exposure in the Fed-supported mortgage pass-through sector helped performance mainly in the first half of the year before rising interest rates took their toll; however, collateralized mortgage obligations (CMOs) detracted from results due to their longer durations. Versus the two Bloomberg benchmarks, the Portfolio’s duration was longer than the U.S. Agency
Index, causing the Portfolio to underperform, but was shorter than the U.S. Treasury Index, leading it to outperform.
What is your outlook?
Our outlook remains constructive since the economy is doing well and monetary and fiscal stimulus continues to work its way through the system, supported by people re-entering the workforce and pent-up savings and demand. We expect to see continued pressure on inflation, and gross domestic product (GDP) growth to end up stronger than last year’s reading in the 3.5% to 4.5% range. The Fed will complete its tapering of monthly asset purchases by March, and the market is now pricing in four 25-basis-point rate hikes in 2022 starting in March. After a period of strong outperformance for equities and other risk assets, we believe much of the positive outlook is already priced into these assets, which may be more vulnerable to a sell off. Also, COVID containment has remained elusive with the outbreak of the more contagious Omicron variant.
The Portfolio ended the period basically unchanged in terms of overall Treasury exposure with nominal Treasuries at 35% and TIPS at around 3%. Our outlook for the TIPS segment remains neutral to positive due to higher, but likely moderating, inflation. We increased asset-
backed securities (ABS) exposure to around 4% because we believe the asset class will provide favorable short-term, duration-adjusted returns. The Portfolio’s combined agency and nonagency CMO exposure remained around 11.5%. We maintained approximately 27%
exposure to mortgage pass-throughs and 4% in commercial mortgage-backed securities (CMBS), which should continue to benefit from higher real estate prices. We slightly lowered other government-related debt ending with around 3% in sovereign debt and 4% in U.S.
agencies. Within sovereign exposure, we are emphasizing European, Asian and Canadian provincial debt. We maintained the Portfolio’s
1% exposure to AAA-rated covered bonds as a high-quality source of yield. With the Fed shifting to tapering and tightening, we expect the yield curve to flatten further as rates in the intermediate portion of the curve rise more while longer-term rates move only modestly higher.
Therefore, we will maintain the Portfolio’s shorter duration stance and flatter yield curve positioning. We continue to position the Portfolio as a conservative and defensive investment vehicle in the event of another sell off among risk assets.

Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 43.4%
Mortgage-Backed Securities 26.4%
Collateralized Mortgage
Obligations 13.7%
Asset-Backed Securities 9.4%
Foreign Government 2.8%
Financials 1.4%
Commercial Mortgage-
Backed Securities 0.9%
Energy 0.1%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Bonds 5.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 5.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 5.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 4.7%
U.S. Treasury Notes 3.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.2%
Government National Mortgage
Association Conventional 30-Yr. Pass
Through 3.0%
U.S. Treasury Bonds 2.8%
U.S. Treasury Notes 2.7%
U.S. Treasury Notes 2.5%
These securities represent 38.7% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
-1.52% 2.89% 2.55%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg U.S. Agency Index is an index that measures the performance of the U.S. investment-grade fixed-income securities market.
** The Bloomberg U.S. Treasury Index is an index that measures the performance of the U.S. Treasury Bond market.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent High Yield Portfolio

Paul J. Ocenasek, CFA, Portfolio Manager
Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Investment in Thrivent High Yield Portfolio involves risks including high yield, interest rate, credit, convertible, leveraged loan, LIBOR, prepayment, foreign securities, market, liquidity, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent High Yield Portfolio earned a return of 4.40%, compared with the median return of its peer group, the Lipper U.S. High Current
Yield Portfolios category, of 4.88%. The Portfolio’s market benchmark, the Bloomberg U.S. Corporate High Yield Bond Index, earned a return of 5.28%.
What factors affected the Portfolio’s performance?
As the period began, the U.S. economy was rebounding from a short-lived recession caused by the COVID-19 pandemic. The Federal
Reserve's (Fed) stimulus and government spending helped fuel the recover,along with positive vaccine news announced November 2020, which led to economic re-openings. The strengthening economy, combined with highly accommodative monetary policy and massive fiscal stimulus caused risk assets such as equities and high-yield bonds to perform very well throughout the period. In the high-yield market, credit spreads narrowed during the fiscal year from 360 basis points over Treasuries to 283 basis points, ending at a much tighter level than before the crisis began. The outlook for the market continued to improve as the level of distressed bonds plummeted. The high-
yield market also experienced another record-breaking pace of issuance as companies flooded the new issue market to improve liquidity, refinance higher coupon debt, fund merger and acquisition activity, and extend maturities. Demand remained very high from insurance companies, pension plans and overseas investors as rates remained near record lows around the world.
Lower-quality bonds within the Portfolio's benchmark outpaced their higher-quality counterparts by a significant margin over the period with CCC-rated bonds returning 8.59% versus 4.85% for B-rated bonds and 4.61% for the BB-rated segment. Most of the lower-quality outperformance took place in the first few months of the period following the favorable vaccine announcements and the passage of another massive fiscal relief package. The high-yield segments that were most negatively impacted by the pandemic rebounded along with economic activity and were this year’s top performers in the index, including Energy (oil field services, exploration and production, refining, and midstream), airlines and retailers. More stable industries such as pharmaceuticals, cable, packaging and electrics produced positive returns but underperformed. Also worth noting, the duration, or interest-rate sensitivity, of the Bloomberg benchmark increased during the period due to the addition of “fallen angels” to the index. Because these securities were originally issued in the investment-
grade market before being downgraded to high yield, they had much longer maturities and call dates.
The Portfolio’s most significant detractor was its more defensive positioning, particularly a 2% to 3% underweighting in CCC-rated securities over the period. As noted, this segment strongly outperformed higher-quality B and BB-rated bonds. The Portfolio’s duration, which is typically not a significant performance factor in the high-yield market, also hindered results versus its Lipper peers. Early in the period, we positioned the Portfolio closer to the Bloomberg benchmark’s duration, which was longer than the peer group. This stance proved detrimental when rates rose, and prices fell, particularly in the middle segment of the yield curve. Subsequently, we shorted five-
year and 10-year Treasury futures to bring the duration of the Portfolio closer to the Lipper peers. In terms of industries, underweighted positions in oilfield services and refining hindered performance. Although these industries represent a very small percentage of the index, they advanced more than 20% over the period so the Portfolio’s underweighting hurt relative results. Conversely, underweighted positions in the pharmaceutical and cable industries added the most value. Overweighted exposure in lodging and leisure also helped; however, our security selection was a bit more conservative in those sectors, offsetting some of the benefit. Credit selection was helpful in media where we avoided some names that ran into problems. The Portfolio also made a small profit from a short position in the credit default swap index
(CDX) that we established in September to slightly lower exposure to the high-yield market because of tight spreads. We removed the CDX short in early December as we approached what has historically been a seasonally strong return period for the high-yield market.
What is your outlook?
We believe the high-yield market remains healthy as monetary and fiscal stimulus continues to work its way through the system while economic growth, corporate earnings, manufacturing and housing remain strong. However, some headwinds for the market exist, including the Fed’s shift to a more hawkish stance at its December meeting. Policymakers accelerated the tapering of monthly asset purchases and now anticipate three interest rate hikes in 2022. Also, recent inflation readings have been much higher than expected and the Fed has moved away from its “transitory” inflation language, while COVID containment remains elusive with the Omicron outbreak.
With high-yield spreads near all-time tight levels, we see little room for them to narrow further; therefore, we don’t believe it pays to take a lot of risk in the Portfolio. We ended the period positioned slightly defensively with around a 3% underweighting in CCC-rated bonds.
We lowered the Portfolio’s investment-grade (BBB) exposure by around 3% and ended with a 2% overweighting in B-rated securities and 3% overweighting in BBs. The Portfolio currently has a more cyclical bent with overweighted positions in housing, building materials, construction machinery, metals and mining, autos and chemicals, which we have started to reduce as the Fed is becoming less accommodative. We took profits in energy, lodging and leisure following their strong performance this year and brought those exposures back to neutral. However, more recently we began to add back some exposure to these industries that have experienced weakness with the explosion of the Omicron variant. The Portfolio has around 5% exposure in leveraged loans, which offer secured exposure higher up the capital structure and typically perform better during rising rates because of their floating-rate coupons.

Major Market Sectors
(% of Net Assets)
Consumer Cyclical 17.6%
Consumer Non-Cyclical 13.6%
Communications Services 12.5%
Energy 12.0%
Capital Goods 11.2%
Financials 9.9%
Technology 5.8%
Basic Materials 5.3%
Unaffiliated Registered
Investment Companies 3.6%
Utilities 3.3%
Top 10 Holdings
(% of Net Assets)
SPDR Bloomberg Short Term High Yield
Bond ETF 1.8%
SPDR Bloomberg High Yield Bond ETF 1.8%
Sprint Corporation 1.0%
Gray Escrow II, Inc. 0.7%
NextEra Energy Operating Partners, LP 0.6%
Prime Security Services Borrower, LLC 0.6%
Drawbridge Special Opportunities
Fund, LP 0.6%
Herc Holdings, Inc. 0.5%
H&E Equipment Services, Inc. 0.5%
Tenet Healthcare Corporation 0.5%
These securities represent 8.6% of the total net
assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
4.40% 4.97% 5.90%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Income Portfolio

Kent L. White, CFA, Portfolio Manager
Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.
Investment in Thrivent Income Portfolio involves risks including interest rate, credit, high yield, government securities, mortgage-backed and other asset-backed securities, LIBOR, market, issuer, foreign securities, investment adviser, financial sector, derivatives, emerging markets, liquidity, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Income Portfolio earned a return of -0.46%, compared with the median return of its peer group, the Lipper Corporate Debt
Portfolios BBB-Rated category, of -1.40%. The Portfolio’s market benchmark, the Bloomberg U.S. Corporate Bond Index, earned a return of -1.04%.
What factors affected the Portfolio’s performance?
As the period got underway, the U.S. economy was rebounding from a steep, but short-lived recession caused by the COVID-19 pandemic. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive news about the efficacy of vaccines announced in November 2020, which led to economic re-openings. Throughout the period, the
Fed maintained its target federal funds rate at 0% to 0.25% but began tapering monthly purchases of Treasury and agency mortgage-
backed securities (MBS) in November. As anticipated, policymakers shifted to a more hawkish stance toward interest rate increases at their December meeting and now anticipate three interest rate hikes in 2022. Short-term Treasury rates remained anchored near zero throughout the period, while rates rose across the rest of the yield curve, particularly in the intermediate maturity segment. Five-year
Treasury yields jumped 90 basis points to end at 1.26%, while 10-year Treasuries increased 59 basis points to 1.52%.
The combination of the strengthening economy, highly accommodative monetary policy, and massive fiscal stimulus caused risk assets to perform very well throughout the period. Both investment-grade and high-yield credit spreads rallied to tighter levels than they were at before the COVID crisis began. High-yield credit spreads narrowed more dramatically from 360 basis points to 283 basis points over
Treasuries by period end, while investment-grade spreads tightened from 96 basis points over Treasuries to 92 basis points. Year-to-date in 2021, the corporate market also experienced its second-highest year of issuance on record just behind 2020’s level as companies have been flooding the new issue market to improve liquidity, refinance higher coupon debt, fund merger and acquisition activity, and extend maturities. Strong demand for U.S. corporate bonds continued from insurance companies, pension plans and overseas investors as rates remained near record lows around the world.
The primary factor that drove the Portfolio’s outperformance versus its benchmark and Lipper peers was its risk-on posture going into the year. Following the pandemic-induced sell off in 2020, we shifted the Portfolio to a significant overweighting in higher-quality high-yield credit and maintained this elevated exposure at around 13% of the portfolio throughout the year. We also added a number of credits hard hit by the COVID crisis that we believed would benefit from the economic re-opening. Both moves proved beneficial because the high-yield sector outperformed and positions in Energy, retail, lodging, food, and transportation (aerospace, airlines, and aircraft lessors)
rebounded as the economy re-opened and oil prices rose. Portfolio performance was also aided by our focus on higher-yielding securities further down the capital structure of high-quality U.S. and European banks, including preferred securities and contingent capital (CoCo)
securities. In addition, underweighted exposures to Treasuries and MBS proved beneficial because both segments produced weak results during the reporting period. Interest rate positioning was a wash as the Portfolio’s shorter duration helped results in the rising rate environment but yield curve positioning offset the positive impact. We used Treasury futures to help us manage the Portfolio’s duration. In terms of detractors, security selection in the automotive industry hindered performance. Also, the Portfolio’s average 3% cash exposure over the period was a slight drag on performance in the risk-on market.
What is your outlook?
Our outlook remains constructive since the economy is doing well, while monetary and fiscal stimulus continues to work its way through the system, supported by people re-entering the workforce and pent-up savings and demand. Corporate fundamentals are favorable as earnings remain strong and companies pay down pandemic-related debt, while technicals remain supporting. However, COVID containment has remained elusive with an outbreak of the more contagious Omicron variant. We believe most of the positive outlook is already priced into spreads, which are near all-time tight levels. We will likely see more rate and spread volatility as the market tries to anticipate how aggressively the Fed will react to higher-than-expected inflation that is not as transitory as predicted. Much of our focus remains on finding and maintaining protential "rising star" positions, which are previously investment-grade rated securities that were downgraded to high yield during the crisis. We believe a significant amount of this debt will be upgraded to investment-grade over the next one to two years. We will also maintain the Portfolio's overweighted positions in re-opening sectors that we believe have more room to perform well, such as travel, leisure, and retail. In addition, we continue to seek out opportunities to capture yield further down the capital stack of high-quality banks through preferred and CoCo securities. Although the outlook is favorable for oil prices, we are a bit more cautious regarding the Energy sector after its strong performance, emphasizing the exploration and production (E&P) and midstream segments versus oil field services, refining, or integrated names. We are maintaining the Portfolio's shorter duration in corporate securities to buffer against a potential risk-off period as the Fed has moved up its timeline for rate hikes. We also cotninue to emphasize floating-rate exposure through investments in the collateralized loan obligation (CLO) segment to help dampen interest rate risk.

Major Market Sectors
(% of Net Assets)
Financials 31.3%
Consumer Non-Cyclical 10.3%
Communications Services 8.6%
Utilities 7.7%
Energy 7.7%
Consumer Cyclical 7.0%
Technology 5.5%
Asset-Backed Securities 4.2%
Capital Goods 3.7%
Transportation 3.6%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 1.3%
U.S. Treasury Bonds 1.0%
Pacific Gas and Electric Company 0.5%
Boeing Company 0.5%
Bank of America Corporation 0.5%
CIT Group, Inc. 0.5%
Expedia Group, Inc. 0.5%
Freeport-McMoRan, Inc. 0.5%
Marriott International, Inc. 0.4%
Ally Financial, Inc. 0.4%
These securities represent 6.1% of the total net
assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
-0.46% 5.57% 5.04%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
*
**
The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market and includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent International Allocation Portfolio earned a return of 14.46%, compared with the median return of its peer group, the Lipper
International Multi-Cap Core category, of 10.57%. The Portfolio’s market benchmark, the MSCI All Country World Index ex-USA–USD Net
Returns, earned a return of 7.82%.
What factors affected the Portfolio’s performance?
The year began on the heels of the release of the first large-scale COVID-19 vaccine trial data in November 2020, which ignited risk appetites in markets. Since the beginning of the pandemic, market sentiment closely followed changes in the public health outlook caused by the ebbs and flows of the virus in different regions. In most developed markets, this meant that market performance was consistent with broad economic recovery but punctuated with periods of high risk aversion that coincided with surges in virus cases.
In emerging markets (EM), the economic recovery had varying effects on countries depending on the drivers of their economies. The
Energy and Materials sectors produced among the highest returns over the period, which was reflected in the high returns of countries with significant mining and energy presence such as Russia and Saudi Arabia. Pandemic case rates and the effectiveness of government actions also helped to differentiate country returns. Many South American countries lagged, especially Brazil, while nations that saw more success in combatting the virus performed better, such as South Korea and Taiwan.
China experienced negative stock market returns, largely due to concerns over domestic issues. Industries like education came under government scrutiny, calling into question the future profitability of firms in those industries. Also, the government’s assertion to access data of the largest technology platform providers became a risk for many of China’s most valuable companies. Finally, financial troubles at one of China’s largest real estate developers increased risks to that sector after many years of debt-financed growth. Together these factors overwhelmed the strong global economic recovery to produce negative stock market returns in China.
The Portfolio’s outperformance for the period resulted from both security selection and country allocations. The Portfolio was significantly underweighted in EM, including China, relative to its benchmark, which benefited results. However, stock selection in China detracted from the Portfolio’s returns as volatility in the Chinese market made quantitative stock selection more challenging. In most developed markets, equity returns were influenced by economic recovery dynamics, with cyclical sectors such as Energy and Financials recording the largest gains, and defensive sectors including Utilities and Consumer Staples lagging behind. Similarly, value stocks were among the best performers, and stocks with high volatility outperformed low-volatility stocks. In Japan, factors that have traditionally worked to generate excess returns also performed well during this period. For example, dividend yield performed well and price momentum underperformed, consistent with historical trends in the Japanese market.
The Portfolio uses equity index futures to manage cash flows and maintain consistent market exposure. Use of these derivatives did not materially impact the Portfolio’s returns.
What is your outlook?
We expect the current economic recovery to continue while moderating from the extraordinary pace of growth over the past year. However, economic optimism may be tempered somewhat by concern over inflation. We see a risk that these inflationary pressures could cause interest rates to rise, which would likely be a headwind for equity returns and precipitate an increase in volatility in the coming year.
Under these conditions, we expect value stocks to continue to perform well, albeit not at the extreme level of outperformance from the past year. We do not expect growth factors to aid significantly in stock selection, and if interest rates begin to rise materially, yield-derived factors such as dividend yield may perform poorly as well. Our outlook for low volatility as an equity factor is close to neutral, and we do not anticipate as large of a dispersion between high-volatility and low-volatility stocks.
Thrivent International Allocation Portfolio

Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers. A portion of the Fund is subadvised by
Goldman Sachs Asset Management, L.P.
Thrivent International Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent International Allocation Portfolio involves risks including allocation, equity security, foreign securities, large cap, growth investing, value investing, quantitative investing, emerging markets, foreign currency, market, small cap, mid cap, issuer, investment adviser, multi-manager, portfolio turnover rate, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock 91.9%
Short-Term Investments 7.9%
Preferred Stock 0.2%
Long-Term Fixed Income < 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 15.9%
Financials 15.3%
Information Technology 11.4%
Health Care 10.8%
Consumer Discretionary 10.1%
Materials 7.0%
Consumer Staples 6.6%
Energy 5.4%
Communications Services 5.4%
Real Estate 2.5%
Top 10 Countries
(% of Net Assets)
Japan 17.7%
United Kingdom 8.5%
Canada 8.3%
Switzerland 8.3%
Australia 6.7%
France 6.5%
Netherlands 5.3%
Germany 5.3%
Denmark 3.2%
Sweden 2.9%
Investments in securities in these countries
represent 72.7% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
14.46% 8.48% 7.24%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA – USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent International Index Portfolio

Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent International Index Portfolio seeks total returns that track the performance of the MSCI EAFE Index.
Investment in Thrivent International Index Portfolio involves risks including equity security, foreign securities, foreign currency, large cap, market, mid cap, futures contract, issuer, global indexing strategy/index tracking, and health crisis  risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent International Index Portfolio earned a return of 10.86%, compared with the median return of its peer group, the Lipper International
Multi-Cap Core category, of 10.57%. The Portfolio’s market benchmark, the MSCI EAFE Index, earned a return of 11.26%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the MSCI EAFE Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
Solid gains during the past year were led by the Energy sector, where continued economic recovery resulted in higher prices for energy commodities like oil and natural gas. All economic sectors contributed positive stock returns with the exception of Communication
Services.
Regionally, returns were strongest in Europe, while Asian markets, especially Hong Kong, were affected by concerns over China’s markets, causing them to underperform other regions’ markets.
As part of its investment process, the Portfolio uses derivatives, including equity index futures, for market exposure and to manage cash flows. Derivative use did not have a material impact on the Portfolio’s returns during the year.
What is your outlook?
We expect the current economic recovery to continue while moderating from the extraordinary pace of growth over the past year. We anticipate corporate earnings growth to slow to a level more consistent with long-term averages. Economic optimism may be tempered somewhat by concern over inflation, as high demand for goods and services has been met with disrupted supply chains and firms’
inability to hire enough workers to keep pace with demand. We see a risk that these inflationary pressures could cause interest rates to rise, which would likely be a headwind for equity returns and precipitate an increase in volatility in the coming year.
Against this backdrop, stocks are at high valuations by historical standards, prompting some prominent investors to make comparisons to valuations of technology stocks in the late 1990s. At the same time, historically low interest rates, accommodative central bank policy and anticipation of the pandemic coming under control all lend support to higher equity valuations. Overall, we see the outlook as relatively balanced between the short-term risks from the virus and valuations, and the longer-term prospects for growth and earnings enabled by the expected end of the pandemic.

Portfolio Composition
(% of Portfolio)
Common Stock 98.0%
Short-Term Investments 1.7%
Preferred Stock 0.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 17.3%
Industrials 14.9%
Health Care 12.2%
Consumer Discretionary 11.8%
Information Technology 10.4%
Consumer Staples 10.4%
Materials 7.3%
Communications Services 4.4%
Energy 3.4%
Utilities 3.3%
Top 10 Countries
(% of Net Assets)
Japan 22.2%
United Kingdom 13.4%
Switzerland 10.8%
France 10.6%
Germany 8.6%
Australia 6.6%
Netherlands 6.1%
Sweden 3.7%
Denmark 2.7%
Hong Kong 2.3%
Investments in securities in these countries
represent 87.0% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Average Annual Total
Returns
1
As of December 31,
2021
1-Year
From Inception
4/29/2020
10.86% 23.90%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI EAFE index is an index that represents the performance of large and mid-cap securities across 21 developed markets, including countries in
Europe, Australasia and the Far East, and excluding the U.S. and Canada.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Large Cap Growth Portfolio

Lauri Brunner, Portfolio Manager
Thrivent Large Cap Growth Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Growth Portfolio involves risks including large cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, foreign securities, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Large Cap Growth Portfolio earned a return of 22.97%, compared with the median return for its peer group, the Lipper Large Cap
Growth category, of 21.09%. The Portfolio’s market benchmarks, the Russell 1000® Growth Index and the S&P 500 Growth Index, earned returns of 27.60% and 32.01%, respectively.
What factors affected the Portfolio’s performance?
Stock selection in the Communication Services and Financial sectors contributed favorably to the Portfolio’s performance for the year. Two of the Portfolio’s four strongest performers in those sectors were companies that benefited from the U.S. economic recovery following the global pandemic.
Live Nation Entertainment was the largest contributor to performance in the Communication Services sector. During the market downdraft due to the pandemic in the first quarter of 2020, we began to look for opportunities in companies that had strong growth profiles pre-
pandemic, but were likely to see very depressed operating metrics during the pandemic, followed by a robust recovery. Our team had just reviewed Live Nation prior to the pandemic, which laid the foundation for us to reconsider investing in it during this unique time period.
The company was the first of four “reopening” names that we purchased for the Portfolio in 2020. During the early months of ownership, investor focus shifted to balance sheet items as participation in live events plunged. Live Nation’s management team addressed funding needs sufficiently and stepped back to review and reintroduce some business processes that shrunk some of the company’s operating expenses on a permanent basis. Also, Live Nation shifted some processes, namely tickets, into the digital age during the pandemic, positioning it to emerge on much stronger footing. The company’s recent third-quarter report began to demonstrate the seeds of a strong recovery in live events. Alphabet, widely recognized as Google, was the Portfolio’s second-largest performance contributor within
Communication Services. The Portfolio has been a long-term shareholder in the company, which has lagged for some time. However,
Alphabet’s revenue growth has accelerated strongly in 2021 following two years of slowing growth. Operating margins are also expected to expand rapidly in 2021 based on leverage from rapid sales growth as well as a sharper focus on spending, which was a positive shift made by management during the pandemic. The company remains dominant in search advertising and has an attractive portfolio of other high-growth businesses, namely YouTube and Google Cloud Services, which continue to make it an attractive holding for the Portfolio.
In the Financials sector, a review of Charles Schwab in the fourth quarter of 2020 and subsequent increased weighting in the name proved beneficial as market sentiment shifted toward interest-rate sensitive names. We purchased Charles Schwab in 2018 and like the company’s strategy to democratize financial services for all, which represents a very large market opportunity and runway for growth. Meeting with analysts on a regular basis and refocusing on existing positions is a critical part of our process for managing the Portfolio, which was demonstrated by Schwab’s outperformance over the reporting period. American Express was the second meaningful contributor within
Financials and the last of the four reopening names the Portfolio purchased during the early days of the pandemic in March 2020.
This consumer finance company was well primed to benefit from the reopening theme given its strong link to corporate travel budgets.
American Express has a unique business model of issuing cards and therefore capturing higher fees through its self-built network versus the more traditional Visa or Mastercard networks. When market sentiment began to shift toward the reopening theme, American Express significantly outperformed as the company has less cross-border exposure than Mastercard and Visa. (The Portfolio also has a position in
Mastercard.)
The Portfolio’s overweighting in Amazon.com was the largest performance detractor. We believe the company can generate double-digit revenue growth over the long term. However, our analysis in late 2020 led us to believe that industry growth was slowing rapidly, and that even if Amazon maintained strong revenue growth relative to the industry, the company’s results would not meet published estimates. We began scaling back the size of the Portfolio’s overweighting in late 2020 and throughout 2021 as the company’s results supported our thesis. However, the Portfolio remained overweighted and the stock was a meaningful underperformer during the period.
What is your outlook?
We invest in companies that participate in large marketplaces, which provides a foundation for long-term revenue growth and room to pivot as competition emerges. We view the electric vehicle market and the cryptocurrency landscape as two early-stage industries that have significant potential to become very large marketplaces. The Portfolio has investments in each. Both industries have businesses that reside at the intersection of the consumer and technology, which we believe underpins the potential for superior long-term revenue growth.

Portfolio Composition
(% of Portfolio)
Common Stock 98.5%
Short-Term Investments 1.0%
Registered Investments
Companies 0.5%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 40.4%
Communications Services 15.9%
Consumer Discretionary 14.0%
Health Care 12.5%
Financials 7.7%
Industrials 4.1%
Consumer Staples 2.5%
Materials 1.4%
Unaffiliated Registered
Investment Companies 0.5%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 9.6%
Alphabet, Inc., Class A 8.3%
Apple, Inc. 8.1%
Amazon.com, Inc. 6.7%
NVIDIA Corporation 4.8%
Meta Platforms, Inc. 4.7%
Tesla, Inc. 3.8%
Mastercard, Inc. 3.5%
Adobe, Inc. 3.0%
Salesforce.com, Inc. 2.5%
These securities represent 55.0% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
22.97% 25.36% 19.76%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell 1000
®
Growth Index measures the performance of large cap growth stocks. It is not possible to invest directly in the index.
** The S&P 500 Growth Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500
®
Index that exhibit strong growth characteristics.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Large Cap Index Portfolio

Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500® Index.
Investment in Thrivent Large Cap Index Portfolio involves risks including large cap, market, equity security, issuer, futures contract, indexing strategy/index tracking, technology-oriented companies, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Large Cap Index Portfolio earned a return of 28.41%, compared with the median return for its peer group, the S&P 500 Index
Objective, of 28.29%. The Portfolio’s market benchmark, the S&P 500® Index, earned a return of 28.71%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the S&P 500® Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
Strong gains during the past year were led by the Energy sector, where continued economic recovery resulted in higher prices for energy commodities like oil and natural gas. All economic sectors contributed positive stock returns, with even the lowest-returning sectors,
Utilities and Consumer Staples, producing double-digit gains.
As part of its investment process, the Portfolio uses derivatives, including equity index futures, for market exposure and to manage cash flows. Derivative use did not have a material impact on the Portfolio’s returns during the year.
What is your outlook?
We expect the current economic recovery to continue while moderating from the extraordinary pace of growth over the past year. We anticipate corporate earnings growth to slow to a level more consistent with long-term averages. Economic optimism may be tempered somewhat by concern over inflation as high demand for goods and services has been met with disrupted supply chains and firms’ inability to hire enough workers to keep pace with demand. We see a risk that these inflationary pressures could cause interest rates to rise, which would likely be a headwind for equity returns and precipitate an increase in volatility in the coming year.
Against this backdrop, stocks are at high valuations by historical standards, prompting some prominent investors to make comparisons to valuations of technology stocks in the late 1990s. At the same time, historically low interest rates, accommodative central bank policy and anticipation of the pandemic coming under control all lend support to higher equity valuations. Overall, we see the outlook as relatively balanced between the short-term risks from the virus and valuations, and the longer-term prospects for growth and earnings enabled by the expected end of the pandemic.

Portfolio Composition
(% of Portfolio)
Common Stock 99.3%
Short-Term Investments 0.7%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 28.9%
Health Care 13.2%
Consumer Discretionary 13.1%
Financials 10.6%
Communications Services 9.4%
Industrials 8.3%
Consumer Staples 5.8%
Real Estate 2.8%
Energy 2.7%
Utilities 2.5%
Top 10 Holdings
(% of Net Assets)
Apple, Inc. 6.8%
Microsoft Corporation 6.2%
Amazon.com, Inc. 3.6%
Alphabet, Inc., Class A 2.1%
Tesla, Inc. 2.1%
Alphabet, Inc., Class C 2.0%
Meta Platforms, Inc. 2.0%
NVIDIA Corporation 1.8%
Berkshire Hathaway, Inc. 1.3%
UnitedHealth Group, Inc. 1.2%
These securities represent 29.1% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
28.41% 18.18% 16.20%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Large Cap Value Portfolio

Kurt J. Lauber, CFA, Portfolio Manager
Thrivent Large Cap Value Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value portfolio involves risks including large cap, value investing, equity security, market, issuer, investment adviser, foreign securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Large Cap Value Portfolio earned a return of 32.05%, compared with the median return of its peer group, the Lipper Large Cap
Value category, of 25.42%. The Portfolio’s market benchmarks, the Russell 1000® Value Index and the S&P 500 Value Index, earned returns of 25.16% and 24.90%, respectively.
What factors affected the Portfolio’s performance?
Broad-based, strong stock selection and positive sector allocation drove the Portfolio’s outperformance. In the Industrials sector, the
Portfolio benefited from strong trends in building and construction through its positions in Johnson Controls International, Carlisle
Companies and United Rentals. Also, Kansas City Southern’s improved business model attracted the attention of Canadian Pacific
Railway, which completed its acquisition of the company in December. The Portfolio’s consumer finance, investment banking and brokerage holdings drove favorable performance in Financials. Capital One Financial benefited as consumer credit improved faster than expected and the outlook remained positive. Raymond James Financial benefited from strong asset growth and good trends in the hiring of financial advisors. Banks were led by Wells Fargo, which benefited from the improvement in the interest rate outlook, as well as progress on its cost savings and efficiency program. Favorable results in Consumer Discretionary were driven by Lowe’s Companies and AutoZone.
As retailers struggled to pass through inflation, both companies navigated this challenge well, while delivering on their restructuring plans to close the margin gap with the best operators in their sectors. In Materials, the Portfolio saw strong results from Nucor and CF Industries, low-cost providers of steel and fertilizer in the U.S., which also benefited from decreased competition due to China’s reduced focus on producing those products. In Energy, the Portfolio benefited from Devon Energy’s focus on capital discipline and improving shareholder returns, which had been lacking in the industry. Communication Services performance was driven by not owning Walt Disney, which performed poorly, and by reducing Discovery Communications shares when they rose rapidly and their valuation became unattractive.
Poor stock selection in the Health Care and Consumer Staples sectors negatively impacted the Portfolio’s performance. Health Care remained challenging as unowned Pfizer benefited from COVID-19 vaccine boosters and a better COVID recovery treatment pill regimen than Merck, which the Portfolio held. Also, COVID decreased the demand for medical products offered by two other Portfolio holdings,
Medtronic and Zimmer. Medtronic was also hit with a warning letter at a diabetes facility, which slowed the recovery of pump sales and the approval of new pump product. In Consumer Staples, Walmart shares lagged many other retailers this year. Retailers that have a greater mix of discretionary products outperformed retailers that sell more consumables like groceries and food.
What is your outlook?
Stock selection should increase in importance to the Portfolio’s returns now that the economy has rebounded from recession lows and is entering a more normal growth phase of the cycle, along with valuation spread compression within sectors. As the economy enters this new phase, investors must be mindful that the COVID-led recession and recovery is very different from the previous Great Recession.
Consumer and enterprise balance sheets are in better positions, economic demand is recovering quicker, supply chain issues are lasting longer, and the threat of inflation remaining above levels reached in the last cycle is real.
The Portfolio adds value through its stock selection process, which includes ranking companies based on valuation, operating performance and catalysts. The Portfolio’s sector dispersion is relatively low and it remains overweighted in attractively valued stocks, focused on companies that can improve returns above those already priced into their stock.

Portfolio Composition
(% of Portfolio)
Common Stock 98.7%
Short-Term Investments 1.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 21.9%
Health Care 15.0%
Industrials 12.4%
Information Technology 11.9%
Consumer Discretionary 7.7%
Consumer Staples 6.4%
Energy 6.0%
Communications Services 6.0%
Materials 4.7%
Utilities 3.7%
Top 10 Holdings
(% of Net Assets)
Cisco Systems, Inc. 3.1%
Lowe's Companies, Inc. 2.8%
Microsoft Corporation 2.7%
Bank of America Corporation 2.6%
J.P. Morgan Chase & Company 2.4%
Walmart, Inc. 2.4%
Johnson & Johnson 2.1%
Philip Morris International, Inc. 2.1%
Verizon Communications, Inc. 2.0%
United Parcel Service, Inc. 2.0%
These securities represent 24.2% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
32.05% 13.00% 13.44%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell 1000
®
Value Index measures the performance of large cap value stocks.
** The S&P 500 Value Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500
®
Index that exhibit strong value characteristics.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Limited Maturity Bond Portfolio

Michael G. Landreville, CFA, CPA (inactive), Gregory R. Anderson, CFA, Jon-Paul (JP) Gagne, and Cortney L. Swensen, CFA,
Portfolio Co-Managers
Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Portfolio involves risks including government securities, mortgage-backed and other asset-backed securities, collateralized debt obligations, interest rate, credit, market, LIBOR, futures contract, high yield, issuer, investment adviser, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Limited Maturity Bond Portfolio earned a return of 0.27%, compared with the median return of its peer group, the Lipper Short-
Intermediate Investment Grade Debt Portfolios category, of -0.45%. The Portfolio’s market benchmark, the Bloomberg Government/Credit
1-3 Year Bond Index, earned a return of -0.47%.
What factors affected the Portfolio’s performance?
As the period got underway, the U.S. economy was rebounding from a steep, but short-lived recession caused by the COVID-19 pandemic. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive vaccine news announced in November 2020, which led to economic re-openings. Throughout the period, the Fed maintained its target federal funds rate at 0% to 0.25%, which kept short-term Treasury rates anchored near zero. However, policymakers began tapering monthly purchases of Treasury and agency mortgage-backed securities (MBS) in November, followed by a shift to a more hawkish stance toward interest rate increases in December. The combination of record stimulus, excess demand, disrupted supply chains, a shortage of workers and higher energy prices propelled inflation significantly higher, putting upward pressure on rates across the rest of the yield curve, particularly in the intermediate maturity range. Two-year Treasury yields increased 60 basis points to end the period at 0.73%.
The stronger economy, highly accommodative monetary policy and massive fiscal stimulus caused risk assets to perform well throughout the year. Overall credit spreads in the one-to-three year corporate segment widened during the fiscal year from 35 basis points over
Treasuries to 42 basis points by period end, flat to where spreads were before the COVID crisis began. However, including carry (coupon), corporate excess returns were still positive.
A primary factor that drove the Portfolio’s outperformance versus its Lipper peers was strong security selection among corporate and securitized bonds. Particularly in the investment-grade corporate segment, the Portfolio benefited from exposure to sectors and credits that benefited from economic re-opening such as Energy, airlines and aircraft lessors, as well as consumer cyclicals like homebuilders, lodging, autos and retailers. The Portfolio also significantly outperformed the Bloomberg benchmark due to its higher exposure to spread sectors, since the benchmark only had 23% in corporates and the rest in government securities.
Among securitized sectors, an underweighting to asset-backed securities (ABS) aided performance versus peers. However, we took profits in commercial mortgage-backed securities (CMBS) and moved to an underweighting too early, which proved detrimental as that sector performed well. Our first-quarter overweighting to residential MBS also hurt performance. The Portfolio benefited from its positioning for higher interest rates and a steeper yield curve, which we achieved through a shorter duration and an underweighting in the five-year segment of the curve where rates rose the most. We used Treasury futures to help us manage overall duration. Likewise, an emphasis on floating-rate securities that adjust along with rates helped results, particularly the Portfolio’s approximately 11% exposure in collateralized loan obligations (CLOs), as well as floating-rate ABS. A small allocation in preferred and contingent capital (CoCo) securities contributed due to their strong performance. However, the Portfolio’s high-yield allocation modestly underperformed peers due to a higher-quality bias during the risk-on period and lack of exposure to leveraged loans.
What is your outlook?
Our outlook continues to be constructive since the economy is doing well and corporate fundamentals are favorable as earnings remain strong and companies pay down pandemic-related debt. However, COVID containment has remained elusive with the outbreak of the more contagious Omicron variant. We believe most of the positive outlook is already priced into spreads, which are near all-time tight levels. The Fed will complete its tapering of monthly asset purchases by March and the market is now pricing in four 25-basis-point rate hikes in 2022 starting in March. Therefore, we are maintaining shorter durations in both the corporate and securitized portions of the
Portfolio to buffer against a potential risk-off period since the Fed has moved up its timeline. We also continue to emphasize floating-rate exposure in the CLO and ABS segments to help dampen interest rate risk.
We continue to search for opportunities to add corporate exposure, which reached 53% of the portfolio by period end, including a 6%
allocation to high yield. We believe a significant amount of high-yield corporate debt will be upgraded to investment grade over the next one to two years. Therefore, we continue to look for ways to increase the Portfolio’s exposure in high-yield credits to benefit from potential
“rising star” opportunities, while keeping its overall high-quality bias. We will also maintain the Portfolio’s overweighting to re-opening sectors that may have more room to perform well. Securitized exposure ended the period lower at around 35% of the Portfolio’s portfolio and will decrease over time as we reinvest less in the segment as our securities amortize and mature. We no longer find the agency MBS segment attractive since the Fed is tapering its purchases and because the durations of these securities extend as interest rates increase.
However, we still see value in residential MBS due to the strong housing market backdrop and are maintaining that exposure. The
Portfolio’s goal continues to be to provide investors with a yield advantage over its peer group with less volatility.

Major Market Sectors
(% of Net Assets)
Financials 22.3%
Asset-Backed Securities 17.3%
Collateralized Mortgage
Obligations 16.9%
U.S. Government & Agencies 10.0%
Consumer Cyclical 5.5%
Consumer Non-Cyclical 5.1%
Energy 5.1%
Technology 3.2%
Utilities 3.1%
Communications Services 2.6%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 4.4%
U.S. Treasury Notes 2.0%
U.S. Treasury Notes 1.4%
U.S. Treasury Notes 1.0%
U.S. Treasury Notes 0.7%
Longfellow Place CLO, Ltd. 0.7%
Sound Point CLO XV, Ltd. 0.6%
Affirm Asset Securitization Trust 0.6%
Invitation Homes Trust 0.6%
CarVal CLO II, Ltd. 0.5%
These securities represent 12.5% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
0.27% 2.52% 2.26%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Government/Credit 1-3 Year Bond Index is an index that measures the performance of government and corporate fixed-rate debt securi-
ties with maturities of 1-3 years.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Low Volatility Equity Portfolio

Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Portfolio seeks long-term capital appreciation with lower volatility relative to the global equity markets.
Investment in Thrivent Low Volatility Equity Portfolio involves risks including equity security, large cap, quantitative investing, foreign securities, market, mid cap, foreign currency, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Low Volatility Equity Portfolio earned a return of 18.65%. The Portfolio’s market benchmark, the MSCI World Minimum Volatility
Index–USD Net Returns, earned a return of 14.26%.
What factors affected the Portfolio’s performance?
The year began on the heels of the release of the first large-scale COVID-19 vaccine trial data in November 2020, which ignited risk appetites in markets. From that point on, equity markets exhibited signs confirming the economic recovery from the pandemic-induced recession. Since the beginning of the pandemic, market sentiment closely followed changes in the public health outlook caused by the ebbs and flows of the virus in different regions. In most developed markets, this meant that market performance was consistent with broad economic recovery. Therefore, risky assets outperformed lower-risk assets, cyclical stocks outperformed defensive ones, and value stocks outperformed growth, punctuated with periods of high risk aversion that coincided with surges in virus cases.
Outperformance in risky assets meant that low-volatility equity strategies generally had lower returns during the year than traditional market capitalization-weighted indexes. The Portfolio, however, outperformed its benchmark MSCI World Minimum Volatility Index primarily through security selection, while maintaining the low-volatility nature of the strategy. While the Portfolio seeks to produce returns similar to the market over a full market cycle, we would typically expect its returns to lag the market in periods of economic recovery such as we experienced over the past year.
The Portfolio’s outperformance was concentrated in the U.S. and Japan, the two countries with the largest weightings in its portfolio. In the
U.S., the market was characterized by economic recovery dynamics with cyclical sectors including Energy and Financials recording the largest gains for the year, and defensive sectors including Utilities, Consumer Staples and Health Care lagging behind. Similarly, value stocks and companies with high financial leverage were among the best performers, and stocks with high volatility—both in their prices and financial performance—outperformed low-volatility stocks. Within the U.S., the Portfolio benefited the most from stock selection in the
Information Technology sector.
In Japan, the risk-on dynamics were not as evident, and factors that have traditionally worked to generate excess returns in its market worked well. Value factors, especially dividend yield, performed well in Japan. Price momentum underperformed, consistent with its historical trend in the Japanese market, and returns in high volatility were muted, allowing our quantitative process to add value throughout the year. Stock selection in Japan was particularly strong in the Industrials and Information Technology sectors.
The Portfolio maintains country and sector weightings close to the benchmark; therefore, country and sector over/underweightings did not significantly impact performance. Also, we use equity index futures to manage the Portfolio’s cash flows and maintain consistent market exposure, which did not materially impact returns.
What is your outlook?
We expect the current economic recovery to continue while moderating from the extraordinary pace of growth over the past year. We anticipate corporate earnings growth to slow to a level more consistent with long-term averages. Economic optimism may be tempered somewhat by concern over inflation as high demand for goods and services has been met with disrupted supply chains and firms’ inability to hire enough workers to keep pace with demand. We see a risk that these inflationary pressures could cause interest rates to rise, which would likely be a headwind for equity returns and precipitate an increase in volatility in the coming year.
Under these conditions, we expect value stocks to continue to perform well, albeit not at the extreme level of outperformance from this past year. While economic growth remains fairly robust, we do not expect growth factors to aid significantly in stock selection. If interest rates begin to rise materially, yield-derived factors such as dividend yield may perform poorly as well.
Our outlook for low volatility as an equity factor is close to neutral, and we do not anticipate as large of a dispersion between high-volatility and low-volatility stocks as was the case in the past year. This is consistent with our long-term expectation for low-volatility stocks to produce returns similar to the market over a full market cycle, but with lower overall volatility.

Portfolio Composition
(% of Portfolio)
Common Stock 99.3%
Short-Term Investments 0.7%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 18.8%
Health Care 18.7%
Consumer Staples 13.7%
Communications Services 11.8%
Industrials 7.6%
Utilities 7.1%
Financials 6.8%
Consumer Discretionary 6.6%
Materials 4.1%
Real Estate 2.4%
Top 10 Countries
(% of Net Assets)
United States 61.3%
Japan 11.7%
Switzerland 6.6%
Canada 4.4%
Germany 3.0%
Denmark 2.6%
Ireland 2.5%
Netherlands 1.4%
Hong Kong 0.9%
United Kingdom 0.8%
Investments in securities in these countries
represent 95.2% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Average Annual Total
Returns
1
As of December 31,
2021
1-Year
From Inception
4/28/2017
18.65% 10.51%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI World Minimum Volatility Index – USD Net Returns measures the performance characteristics of a minimum variance strategy applied to a uni-
verse of large and mid-cap stocks in 23 developed market countries. It is an optimized version of the MSCI World Index. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Mid Cap Growth Portfolio

David J. Lettenberger, CFA, and Siddharth Sinha, CFA, Portfolio Co-Managers
Thrivent Mid Cap Growth Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Portfolio involves risks including mid cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Mid Cap Growth Portfolio earned a return of 11.80%, compared with the median of its peer group, the Lipper Mid Cap Growth category, of 13.80%. The Portfolio’s market benchmark, the Russell Midcap® Growth Index and the S&P MidCap 400 Growth Index,
earned returns of 12.73% and 18.90%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio underperformed the Lipper category and Russell Midcap® Growth Index primarily due to poor stock selection in the Health
Care and Information Technology sectors. In addition, the Portfolio’s overweighting in high growth technology stocks, which experienced a significant sell off in late 2021, also negatively impacted sector performance. Conversely, stock selection and Portfolio performance was particularly strong in Industrials, Financials and Real Estate, while generally flat to positive in the remaining sectors.
Within the Information Technology sector, the fundamental tailwinds of the cloud and subscription-based software models have been well understood by investors for some time. However, the onset of COVID-19 led to changes in both consumer and corporate behavior, contributing to already strong growth opportunities for many software companies. The Portfolio’s stock selection in the Information
Technology sector lagged the benchmarks due to mixed results among software and services stocks, along with underperformance in hardware and equipment-related stocks.
In the Health Care sector, COVID-related issues have impacted the overall industry in the form of deferred elective procedures, higher labor costs and other inflationary costs. These factors negatively impacted the Portfolio’s holdings such as LHC Group and Nevro. Given that LHC Group was a top performer during the previous reporting period, combined with the secular challenges to the home health industry from inflationary costs, the Portfolio sold this position. The Portfolio also underperformed the benchmarks in biotechnology primarily due to Acadia Pharmaceuticals, which corrected following an unexpected and yet unresolved issue with the FDA regarding the approval of its new drug.
The Portfolio’s stock selection and overweighting in the outperforming Industrials sector contributed positively to returns. From a stock selection perspective, the Portfolio’s positioning in stocks such as United Rentals and Willscot Mobile Mini contributed to outperformance driven by strong near-term results and potential for increasing infrastructure under the Biden administration. Similarly, stocks such as
Regal Rexnord, Carlisle Companies, Chart Industries and several other Industrial stocks contributed as these stocks benefited from the restart and recovery in the global industrial economy coming out of the pandemic.
The Financial sector was one of the top-performing sectors in both the Lipper peer group and the Russell benchmark. The Portfolio benefited from strong stock selection as well as being overweighted in the regional bank subsector. The Portfolio’s growth-oriented regional bank stocks, Western Alliance Bancorporation and Signature Bank, experienced strong performance driven by fundamentals and potential for rising interest rates. The Portfolio also benefited from strong performance in SVB Financial, a position we exited earlier in the year due to valuation.
What is your outlook?
The Portfolio’s management team continues to identify and invest in companies with sustainable growth opportunities and strong competitive advantages that can execute regardless of the market or economic environment. The Portfolio remains overweighted in cyclical growth sectors given current and expected market and economic dynamics. In addition, given the high volatility and frequent rotations between growth and value sectors this year, we used sell offs to initiate new positions, especially in the Information Technology and Health Care sectors. We believe these corrections present an opportunity to evaluate new secular growth stocks in these sectors that fit the Portfolio’s investment objective.

Portfolio Composition
(% of Portfolio)
Common Stock 98.1%
Registered Investments
Companies 1.1%
Short-Term Investments 0.8%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 27.0%
Industrials 20.6%
Health Care 18.5%
Consumer Discretionary 13.4%
Financials 7.6%
Materials 3.4%
Communications Services 3.4%
Real Estate 3.2%
Consumer Staples 1.2%
Unaffiliated Registered
Investment Companies 1.0%
Top 10 Holdings
(% of Net Assets)
TransUnion 2.1%
Monolithic Power Systems, Inc. 2.1%
Bill.com Holdings, Inc. 2.0%
MSCI, Inc. 1.8%
Regal Rexnord Corporation 1.8%
Palo Alto Networks, Inc. 1.8%
DexCom, Inc. 1.8%
Amphenol Corporation 1.7%
WillScot Mobile Mini Holdings
Corporation 1.7%
Signature Bank 1.7%
These securities represent 18.5% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total
Returns
1
As of December 31,
2021
1-Year
From Inception
4/29/2020
11.80% 35.76%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell Midcap® Growth Index is an unmanaged market capitalization-weighted index of medium capitalization growth oriented stocks of U.S.
domiciled companies that are included in the Russell Midcap Index.
** The S&P MidCap 400 Growth Index is an index that measures the performance of the growth stocks in the S&P MidCap 400® Index.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Mid Cap Index Portfolio

Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400® Index.
Investment in Thrivent Mid Cap Index Portfolio involves risks including mid cap, market, equity security, issuer, futures contract, indexing strategy/
index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Mid Cap Index Portfolio earned a return of 24.47%, compared with the median return of its peer group, the S&P MidCap 400®
Index category, of 24.18%. The Portfolio’s market benchmark, the S&P MidCap 400® Index, earned a return of 24.76%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the S&P MidCap 400® Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
Strong gains during the past year were led by the Energy sector, where continued economic recovery resulted in higher prices for energy commodities like oil and natural gas. All economic sectors contributed positive stock returns, with only the Communication Services sector failing to produce double-digit gains.
As part of its investment process, the Portfolio uses derivatives, including equity index futures, for market exposure and to manage cash flows. Derivative use did not have a material impact on the Portfolio’s returns during the year.
What is your outlook?
We expect the current economic recovery to continue while moderating from the extraordinary pace of growth over the past year. We anticipate corporate earnings growth to slow to a level more consistent with long-term averages. Economic optimism may be tempered somewhat by concern over inflation as high demand for goods and services has been met with disrupted supply chains and firms’ inability to hire enough workers to keep pace with demand. We see a risk that these inflationary pressures could cause interest rates to rise, which would likely be a headwind for equity returns and precipitate an increase in volatility in the coming year.
Against this backdrop, stocks are at high valuations by historical standards, prompting some prominent investors to make comparisons to valuations of technology stocks in the late 1990s. At the same time, historically low interest rates, accommodative central bank policy and anticipation of the pandemic coming under control all lend support to higher equity valuations. Overall, we see the outlook as relatively balanced between the short-term risks from the virus and valuations, and the longer-term prospects for growth and earnings enabled by the expected end of the pandemic.

Portfolio Composition
(% of Portfolio)
Common Stock 99.3%
Short-Term Investments 0.7%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 18.4%
Consumer Discretionary 15.9%
Information Technology 14.6%
Financials 13.4%
Real Estate 10.3%
Health Care 9.8%
Materials 6.6%
Consumer Staples 3.4%
Utilities 3.3%
Energy 2.1%
Top 10 Holdings
(% of Net Assets)
Molina Healthcare, Inc. 0.7%
Camden Property Trust 0.7%
Builders FirstSource, Inc. 0.7%
Trex Company, Inc. 0.6%
Masimo Corporation 0.6%
Medical Properties Trust, Inc. 0.6%
Nordson Corporation 0.6%
Cognex Corporation 0.6%
Graco, Inc. 0.6%
Repligen Corporation 0.5%
These securities represent 6.2% of the total net
assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
24.47% 12.82% 13.85%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P MidCap 400® Index is an index that represents the average performance of a group of 400 medium capitalization stocks. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA, Portfolio Manager
Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Portfolio involves risks including mid cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Mid Cap Stock Portfolio earned a return of 28.81%, compared with the median return of its peer group, the Lipper Mid Cap Core category, of 24.22%. The Portfolio’s market benchmarks, the Russell Midcap® Index and the S&P MidCap 400® Index, earned returns of
22.58% and 24.76%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio’s significant outperformance during the period was led by favorable security selection within the Information Technology,
Energy, Financials and Materials sectors, which was slightly offset by negative relative results in the Health Care and Consumer Staples sectors. Within the Information Technology sector, Bill.com, Calix, and Nuance Communications, which was acquired by Microsoft, boosted returns. Devon Energy’s improved capital discipline, cash generation, and shareholder returns provided strong performance within the Energy sector. Regional bank Western Alliance and insurance company Assured Guaranty buoyed the Financial sector’s performance as attractive valuations, exceptional credit performance and strong capital levels provided a potent combination for investors.
Increased fertilizer volumes and strong pricing improved sales and margins at Nutrien within the Materials sector. The Health Care sector’s relative performance suffered as labor issues at Amedisys lowered revenue growth potential and increased costs. Finally, a poor potato crop and lagging pricing caused margin pressures at Lamb Weston within the Consumer Staples sector.
What is your outlook?
Managing a portfolio in the current environment is analogous to navigating an obstacle course that includes a number of potential risks and opportunities. In terms of risks, the Omicron variant has once again caused worldwide COVID-19 cases to increase and economic growth to slow. The Federal Reserve has begun tapering asset purchases, which will further slow money growth and create a headwind to market liquidity. Also, China’s economic growth is slowing as the government increases regulations, attempts to limit pollution for the
Olympic games and faces a potential real estate investment crisis. Because China’s growth has fueled many economies around the world, any slowdown there will reverberate elsewhere. Additionally, logistical challenges—everything from a lack of capacity, a lack of labor and
COVID outbreaks shutting down production—are causing widespread product shipment delays. Finally, the labor shortfall is resulting in extraordinary increases in wages.
On the other hand, many factors are providing offsetting opportunities. To begin, more people are becoming vaccinated, which should help COVID infection rates peak and begin a descent. Next, fiscal policy is expected to increase spending, which will offset some of the monetary slowdown. Additionally, logistical challenges are causing many companies to find or pull forward efficiency improvements that will create long-lasting productivity gains. Finally, the plethora of job openings is lowering the unemployment rate, significantly raising wages and increasing consumer purchasing power.
We believe our clearly defined investment process will help the Portfolio to be successful in this environment. Our process focuses on valuation, operating performance and a proprietary view to find companies that can maintain a high return on invested capital (ROIC) or increase their current ROIC above their weighted average cost of capital (WACC). The current landscape calls for a particular focus on operating performance to discover those companies that have pricing power and are investing in efficiency improvements to offset cost challenges and increase their ROIC.

Portfolio Composition
(% of Portfolio)
Common Stock 97.5%
Short-Term Investments 2.5%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 19.3%
Information Technology 16.1%
Financials 14.1%
Consumer Discretionary 13.8%
Health Care 10.1%
Real Estate 7.2%
Utilities 5.0%
Materials 4.7%
Consumer Staples 3.3%
Energy 3.0%
Top 10 Holdings
(% of Net Assets)
United Rentals, Inc. 3.2%
NVR, Inc. 2.9%
Old Dominion Freight Line, Inc. 2.5%
Calix, Inc. 2.4%
Lululemon Athletica, Inc. 2.3%
Kinsale Capital Group, Inc. 2.2%
Chipotle Mexican Grill, Inc. 2.2%
Advanced Drainage Systems, Inc. 2.1%
Camden Property Trust 2.1%
Zions Bancorporation NA 2.1%
These securities represent 24.0% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
28.81% 15.94% 16.68%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell Midcap® Index is an index that measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. It is not possible to invest directly in the Indexes. The performance of these Indexes does not reflect deductions for fees, expenses or taxes.
** The S&P MidCap 400® Index represents the average performance of a group of 400 medium capitalization stocks.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Mid Cap Value Portfolio

Graham Wong, CFA, Portfolio Manager
Thrivent Mid Cap Value Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Portfolio involves risks including mid cap, value investing, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Mid Cap Value Portfolio earned a return of 30.88%, compared with the median of its peer group, the Lipper Mid Cap Value category, of 29.00%. The Portfolio’s market benchmarks, the Russell Midcap® Value Index and the S&P MidCap 400 Value Index, earned returns of 28.34% and 30.65%, respectively.
What factors affected the Portfolio’s performance?
The Mid Cap Value Portfolio’s outperformance over the past year was driven by both positive stock selection and sector allocation. Against its peer group, the Portfolio’s performance benefited from the Information Technology, Consumer Staples and Financials sectors, while performance in Communication Services lagged.
In Technology, results were especially strong among semiconductor and hardware names. ON Semiconductor, now onsemi, continued
to execute on its new CEO’s plan to lower commoditized and cyclical product exposure and instead focus on higher margin strategic products. Like many of its peers, onsemi also benefited from a strong pricing environment driven by supply chain tightness. Jabil, an electronic manufacturing services company, outperformed as the company expanded profit margins by growing its higher margin health care business, while shrinking exposure to lower margin iPhone revenues. In Consumer Staples, supermarket giant Albertsons outperformed as investors gained confidence in its transformation strategy, bolstered by the appointment of Sharon McCollam as CFO.
McCollam, the former CFO at Best Buy and Williams Sonoma, oversaw successful transformation strategies at both companies and was a welcome addition to the team. Albertsons also benefited from a stronger pricing environment driven by growth in its eat-at-home business as well as better competitive discipline within the industry. In Financials, Capital One Financial outperformed as strong consumer savings led to better-than-expected credit performance.
Communication Services was the weakest sector, driven by underperformance of Playtika. The company experienced growing pains as management decided to invest more in mobile games and infrastructure, which led to weaker profit margins. Media company Discovery also underperformed as investors were not enthusiastic about the announced merger with WarnerMedia.
What is your outlook?
After a strong economic recovery in 2021, growth is expected to decelerate, leading to slower corporate profit growth. We continue to see risk in corporate profit margins, which are already at historical highs. We see downside risk to profit margins due to: potentially weaker pricing power as supply chain bottlenecks resolve; cost pressures from wage inflation; and less operating leverage as top-line growth slows. On the other hand, we expect capital spending to be a bright spot, driven by onshoring and growth in technology and digital investments to battle both supply chain and labor market challenges. Value outperformed growth in the mid-cap space during 2021, which could continue into 2022 if the economy stays strong and interest rates continue to rise.
The Portfolio’s process is driven by bottom-up stock selection rather than top-down macroeconomic predictions. Given our expectation that growth and margins may decelerate, we believe a focus on finding undervalued stocks with improving operating performance becomes even more important. We continue to identify opportunities to invest either in companies with a plausible path to operational improvement or in those that are undervalued relative to their profitability profile. The latter category contains many high-quality companies that underperformed during the market rally.

Portfolio Composition
(% of Portfolio)
Common Stock 96.9%
Short-Term Investments 2.1%
Registered Investments
Companies 1.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 19.4%
Industrials 14.9%
Consumer Discretionary 12.2%
Information Technology 10.1%
Materials 7.6%
Real Estate 6.9%
Health Care 6.8%
Consumer Staples 6.1%
Energy 4.5%
Utilities 4.1%
Top 10 Holdings
(% of Net Assets)
Berry Plastics Group, Inc. 2.8%
Crane Company 2.8%
Dollar Tree, Inc. 2.3%
Centene Corporation 2.1%
Carlisle Companies, Inc. 2.1%
Axalta Coating Systems, Ltd. 2.1%
NCR Corporation 2.1%
Wintrust Financial Corporation 2.0%
Barnes Group, Inc. 2.0%
Hartford Financial Services Group, Inc. 1.9%
These securities represent 22.2% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total
Returns
1
As of December 31,
2021
1-Year
From Inception
4/29/2020
30.88% 39.21%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell Midcap® Value Index is an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
** The S&P MidCap 400 Value Index is an index that measures the performance of the value stocks in the S&P MidCap 400® Index.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderate Allocation Portfolio

David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Portfolio involves risks including allocation, equity security, interest rate, large cap, mid cap, market, credit, LIBOR, other funds, high yield, foreign securities, emerging markets, foreign currency, small cap, growth investing, value investing, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Moderate Allocation Portfolio earned a return of 12.69%, compared with the median return of its peer group, the Lipper Mixed-
Asset Target Allocation Moderate category, of 10.42%. The Portfolio’s market benchmarks, the S&P 500® Index, the Bloomberg U.S.
Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 28.71%, -1.54% and 7.82%, respectively.
What factors affected the Portfolio’s performance?
During the period, the Portfolio had a long-term target allocation of 57% equity securities and 43% fixed income. Beginning in early
November 2020, the markets performed very strongly following the announcement of vaccines and then subsequent approvals in December. The markets continued that strength through the earlier part of 2021, with small-cap stocks more than doubling the performance of large caps and lower quality outperforming higher quality. During this period through mid-March 2021, the Portfolio’s performance lagged its Lipper peers. However, after the markets stabilized and returned to higher-quality leadership, the Portfolio began to outperform the peer group. This outperformance accelerated by mid-year and continued through period end as the more defensive areas of the market strongly led in the second half of the year.
For the full period, the Portfolio’s equity performance was strong compared with the benchmark due to both allocation and selection effect. In terms of allocation, an overweighting to domestic equities added value. Also, a modest underweighting to small-cap stocks aided performance as small caps underperformed large caps for the full year. Within international, the Portfolio benefited from an underweighting in emerging markets (EM) equity, which materially underperformed. However, holdings in the Portfolio’s low-volatility strategy underperformed the broader market, detracting from performance. Within selection effect, the various equity managers strongly outperformed in aggregate for the period, with large-cap managers leading overall and the large-cap value manager providing especially strong performance. Additionally, the developed international and EM managers provided strong relative performance. Within sectors, the
Portfolio experienced positive contributions from Financials, Materials, Information Technology and Energy, while Health Care detracted.
As part of the management process, we employed several derivative strategies for the purpose of adjusting the Portfolio’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows. Earlier in 2021, we reduced EM exposure to an underweighting in favor of developed international equity and domestic equity. As noted above, EM materially underperformed, so this positioning added to the Portfolio’s positive relative performance. In late September of 2021, we increased the
Portfolio’s total equity exposure primarily in domestic small- and mid-cap stocks following market weakness. In October, we reduced an overweighting to Europe to neutral by raising the Portfolio’s weighting in developed international markets and EM; however, EM exposure remained modestly underweighted. Throughout the period, we rebalanced several times to achieve asset class targets.
Within the fixed-income market, interest rates rose and the Treasury yield curve flattened, with intermediate rates rising the most based on expectations that the Federal Reserve (Fed) would begin to tighten monetary policy soon. High-quality, interest-rate sensitive fixed-income securities such as Treasuries underperformed while lower-quality segments such as high yield outperformed. The fixed-income portion of the Portfolio outperformed. Corporate bond performance, especially high-yield and investment-grade bonds, contributed to positive relative performance. Overweighted positions in collateralized loan obligations (CLOs) and non-agency mortgages within securitized assets also contributed to relative performance. Additionally, an underweighting in Treasuries helped, along with less interest-rate exposure. We used Treasury futures and options along with mortgage options to help manage the Portfolio’s interest-rate exposure. We also used credit default swap indexes to help manage credit exposure.
What is your outlook?
The economic backdrop remains solid, supporting an overweighting to risk assets, and the Portfolio remains modestly overweighted in equity versus fixed income by approximately 2%. Within equity, the overweighting is to domestic stocks across large-, mid- and small-
caps, with an emphasis on small- to mid-caps overall and mid-cap stocks in particular. Market leadership has become significantly concentrated in mega-cap and Information Technology names, which are vulnerable to a rotation to more cyclical areas of the market if interest rates rise further. However, in aggregate, the Portfolio is overweighted in more defensive areas of the market, including growth, momentum and technology. We expect global growth to moderate into 2022. Therefore, even if we see a near-term resurgence of more cyclical value names, we expect higher-quality domestic areas of the market to outperform over the intermediate and longer term. Within international equity, we continue to favor developed markets over EM.
Within fixed income, we expect the Fed to start raising rates in the second half of 2022 and possibly sooner if inflation persists at high levels. Longer-term interest rates should also rise in response to economic growth and inflation. Fixed-income positioning is moderately overweighted in credit and positioned for higher interest rates.

Portfolio Composition
(% of Portfolio)
Large Cap 32.7%
Investment Grade Debt 27.2%
Short-Term Investments 12.8%
International 7.8%
Small Cap 6.8%
Mid Cap 4.8%
High Yield 2.6%
Multi-Cap 2.3%
Emerging Markets Debt 1.8%
Floating Rate Debt 1.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Portfolio 8.1%
Thrivent Mid Cap Stock Portfolio 5.0%
Thrivent Global Stock Portfolio 4.5%
Thrivent Income Portfolio 4.4%
Thrivent International Allocation
Portfolio 4.0%
Thrivent Core Low Volatility Equity Fund 2.5%
Thrivent Limited Maturity Bond Portfolio 2.3%
Thrivent Core Emerging Markets Debt
Fund 2.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.7%
Microsoft Corporation 1.5%
These securities represent 36.0% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The list of Top 10 Holdings excludes short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
12.69% 10.41% 9.24%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. “S&P 500” is a trademark of
The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by
Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Aggressive Allocation Portfolio

David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Portfolio involves risks including allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, interest rate, credit,
LIBOR, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Moderately Aggressive Allocation Portfolio earned a return of 16.35%, compared with the median return of its peer group, the
Lipper Mixed-Asset Target Allocation Growth category, of 14.14%. The Portfolio’s market benchmarks, the S&P 500® Index, the Bloomberg
U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 28.71%, -1.54% and
7.82%, respectively.
What factors affected the Portfolio’s performance?
During the period, the Portfolio had a long-term target allocation of 77% equity securities and 23% fixed income. Beginning in early
November 2020, the markets performed very strongly following the announcement of vaccines and then subsequent approvals in December. The markets continued that strength through the earlier part of 2021, with small-cap stocks more than doubling the performance of large caps and lower quality outperforming higher quality. During this period through mid-March 2021, the Portfolio’s performance lagged its Lipper peers. However, after the markets stabilized and returned to higher-quality leadership, the Portfolio began to outperform the peer group. This outperformance accelerated by mid-year and continued through period end as the more defensive areas of the market strongly led in the second half of the year.
For the full period, the Portfolio’s equity performance was strong compared with the benchmark due to both allocation and selection effect. In terms of allocation, an overweighting to domestic equities added value. Also, a modest underweighting to small-cap stocks aided performance as small caps underperformed large caps for the full year. Within international, the Portfolio benefited from an underweighting in emerging markets (EM) equity, which materially underperformed. However, holdings in the Portfolio’s low-volatility strategy underperformed the broader market, detracting from performance. Within selection effect, the various equity managers strongly outperformed in aggregate for the period, with large-cap managers leading overall and the large-cap value manager providing especially strong performance. Additionally, the developed international and EM managers provided strong relative performance. Within sectors, the
Portfolio experienced positive contributions from Financials, Materials, Information Technology and Energy, while Health Care detracted.
As part of the management process, we employed several derivative strategies for the purpose of adjusting the Portfolio’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows. Earlier in 2021, we reduced EM exposure to an underweighting in favor of developed international equity and domestic equity. As noted above, EM materially underperformed, so this positioning added to the Portfolio’s positive relative performance. In late September of 2021, we increased the
Portfolio’s total equity exposure primarily in domestic small- and mid-cap stocks following market weakness. In October, we reduced an overweighting to Europe to neutral by raising the Portfolio’s weighting in developed international markets and EM; however, EM exposure remained modestly underweighted. Throughout the period, we rebalanced several times to achieve asset class targets.
Within the fixed-income market, interest rates rose and the Treasury yield curve flattened, with intermediate rates rising the most based on expectations that the Federal Reserve (Fed) would begin to tighten monetary policy soon. High-quality, interest-rate sensitive fixed-income securities such as Treasuries underperformed while lower-quality segments such as high yield outperformed. The fixed-income portion of the Portfolio outperformed. Corporate bond performance, especially high-yield and investment-grade bonds, contributed to positive relative performance. Overweighted positions in collateralized loan obligations (CLOs) and non-agency mortgages within securitized assets also contributed to relative performance. Additionally, an underweighting in Treasuries helped, along with less interest-rate exposure. We used Treasury futures and options along with mortgage options to help manage the Portfolio’s interest-rate exposure. We also used credit default swap indexes to help manage credit exposure.
What is your outlook?
The economic backdrop remains solid, supporting an overweighting to risk assets, and the Portfolio remains modestly overweighted in equity versus fixed income by approximately 2%. Within equity, the overweighting is to domestic stocks across large-, mid- and small-
caps, with an emphasis on small- to mid-caps overall and mid-cap stocks in particular. Market leadership has become significantly concentrated in mega-cap and Information Technology names, which are vulnerable to a rotation to more cyclical areas of the market, if interest rates rise further. However, in aggregate, the Portfolio is overweighted in more defensive areas of the market including growth, momentum and technology. We expect global growth to moderate into 2022. Therefore, even if we see a near-term resurgence of more cyclical value names, we expect higher-quality domestic areas of the market to outperform over the intermediate and longer term. Within international equity, we continue to favor developed markets over EM.
Within fixed income, we expect the Fed to start raising rates in the second half of 2022 and possibly sooner if inflation persists at high levels. Longer-term interest rates should also rise in response to economic growth and inflation. Fixed-income positioning is moderately overweighted in credit and positioned for higher interest rates.

Portfolio Composition
(% of Portfolio)
Large Cap 39.5%
Investment Grade Debt 17.3%
International 11.2%
Short-Term Investments 11.1%
Small Cap 7.7%
Mid Cap 7.3%
Multi-Cap 3.0%
High Yield 1.4%
Emerging Markets Debt 0.9%
Floating Rate Debt 0.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Portfolio 8.5%
Thrivent International Allocation
Portfolio 7.7%
Thrivent Mid Cap Stock Portfolio 7.2%
Thrivent Global Stock Portfolio 7.1%
Thrivent Core Low Volatility Equity Fund 3.3%
Thrivent Small Cap Stock Portfolio 2.2%
Thrivent Income Portfolio 2.0%
Thrivent Core Emerging Markets Equity
Fund 1.7%
Microsoft Corporation 1.5%
Apple, Inc. 1.2%
These securities represent 42.4% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The list of Top 10 Holdings excludes short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
16.35% 12.30% 10.99%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. “S&P 500” is a trademark of
The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by
Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Conservative Allocation Portfolio

David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA Portfolio Co-Managers
Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Portfolio involves risks including allocation, interest rate, equity security, market, large cap, credit, LIBOR, mortgage-backed and other asset-backed securities, government securities, high yield, mid cap, other funds, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, leveraged loan, prepayment, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Moderately Conservative Allocation Portfolio earned a return of 7.20%, compared with the median return of its peer group, the
Lipper Mixed-Asset Target Allocation Conservative category, of 5.85%. The Portfolio’s market benchmarks, the S&P 500® Index, the
Bloomberg U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 28.71%,
-1.54% and 7.82%, respectively.
What factors affected the Portfolio’s performance?
During the period, the Portfolio had a long-term target allocation of 37% equity securities and 63% fixed income. Beginning in early
November 2020, the markets performed very strongly following the announcement of vaccines and then subsequent approvals in December. The markets continued that strength through the earlier part of 2021, with small-cap stocks more than doubling the performance of large caps and lower quality outperforming higher quality. During this period through mid-March 2021, the Portfolio’s performance lagged its Lipper peers. However, after the markets stabilized and returned to higher-quality leadership, the Portfolio began to outperform the peer group. This outperformance accelerated by mid-year and continued through period end as the more defensive areas of the market strongly led in the second half of the year.
For the full period, the Portfolio’s equity performance was strong compared with the benchmark due to both allocation and selection effect. In terms of allocation, an overweighting to domestic equities added value. Also, a modest underweighting to small-cap stocks aided performance as small caps underperformed large caps for the full year. Within international, the Portfolio benefited from an underweighting in emerging markets (EM) equity, which materially underperformed. However, holdings in the Portfolio’s low-volatility strategy underperformed the broader market, detracting from performance. Within selection effect, the various equity managers strongly outperformed in aggregate for the period, with large-cap managers leading overall and the large-cap value manager providing especially strong performance. Additionally, the developed international and EM managers provided strong relative performance. Within sectors, the
Portfolio experienced positive contributions from Financials, Materials, Information Technology and Energy, while Health Care detracted.
As part of the management process, we employed several derivative strategies for the purpose of adjusting the Portfolio’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows. Earlier in 2021, we reduced EM exposure to an underweighting in favor of developed international equity and domestic equity. As noted above, EM materially underperformed, so this positioning added to the Portfolio’s positive relative performance. In late September of 2021, we increased the
Portfolio’s total equity exposure primarily in domestic small- and mid-cap stocks following market weakness. In October, we reduced an overweighting to Europe to neutral by raising the Portfolio’s weighting in developed international markets and EM; however, EM exposure remained modestly underweighted. Throughout the period, we rebalanced several times to achieve asset class targets.
Within the fixed-income market, interest rates rose and the Treasury yield curve flattened, with intermediate rates rising the most based on expectations that the Federal Reserve (Fed) would begin to tighten monetary policy soon. High-quality, interest-rate sensitive fixed-income securities such as Treasuries underperformed while lower-quality segments such as high yield outperformed. The fixed-income portion of the Portfolio outperformed. Corporate bond performance, especially high-yield and investment-grade bonds, contributed to positive relative performance. Overweighted positions in collateralized loan obligations (CLOs) and non-agency mortgages within securitized assets also contributed to relative performance. Additionally, an underweighting in Treasuries helped, along with less interest-rate exposure. We used Treasury futures and options along with mortgage options to help manage the Portfolio’s interest-rate exposure. We also used credit default swap indexes to help manage credit exposure.
What is your outlook?
The economic backdrop remains solid, supporting an overweighting to risk assets, and the Portfolio remains modestly overweighted in equity versus fixed-income by approximately 2%. Within equity, the overweighting is to domestic stocks across large, mid and small caps, with an emphasis on small-to-mid caps overall and mid-cap stocks in particular. Market leadership has become significantly concentrated in mega-cap and Information Technology names, which are vulnerable to a rotation to more cyclical areas of the market if interest rates rise further. However, in aggregate, the Portfolio is overweighted in more defensive areas of the market, including growth, momentum and technology. We expect global growth to moderate into 2022. Therefore, even if we see a near-term resurgence of more cyclical value names, we expect higher-quality domestic areas of the market to outperform over the intermediate and longer term. Within international equity, we continue to favor developed markets over EM.
Within fixed-income, we expect the Fed to start raising rates in the second half of 2022 and possibly sooner if inflation persists at high levels. Longer-term interest rates should also rise in response to economic growth and inflation. Fixed-income positioning is moderately overweighted in credit and positioned for higher interest rates.

Portfolio Composition
(% of Portfolio)
Investment Grade Debt 43.6%
Large Cap 18.0%
Short-Term Investments 14.7%
International 4.9%
High Yield 4.5%
Mid Cap 4.3%
Small Cap 3.6%
Emerging Markets Debt 2.9%
Floating Rate Debt 1.9%
Multi-Cap 1.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Income Portfolio 7.4%
Thrivent Large Cap Value Portfolio 4.8%
Thrivent Limited Maturity Bond Portfolio 4.0%
Thrivent International Allocation
Portfolio 3.7%
Thrivent Core Emerging Markets Debt
Fund 3.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.7%
Thrivent High Yield Portfolio 2.4%
Thrivent Mid Cap Stock Portfolio 2.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.8%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.8%
These securities represent 34.2% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The list of Top 10 Holdings excludes short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
7.20% 7.61% 6.84%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. “S&P 500” is a trademark of
The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by
Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Money Market Portfolio

An investment in the Thrivent Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
William D. Stouten, Portfolio Manager
Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Investment in Thrivent Money Market Portfolio involves risks including money market fund, government securities, interest rate, LIBOR, credit, market, repurchase agreement, redemption, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Although the Portfolio seeks to preserve the value of your investment a $1.00 per unit, it is possible to lose money by investing in the Portfolio.
Investments in the Money Market Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. These and other risks are described in the Prospectus.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Money Market Portfolio earned a return of 0.00%, compared with the median net return of its peer group, the Lipper U.S.
Government Money Market Portfolios category, of 0.01%.
What factors affected the Portfolio’s performance?
As the period got underway, the U.S. economy was rebounding from a steep, but short-lived recession caused by the COVID-19 pandemic lockdowns. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as the reopening of the economy. Throughout the period, the Fed maintained its target federal funds rate at 0% to 0.25%. However, policymakers began tapering monthly purchases of Treasury and agency mortgage-backed securities (MBS) in November, followed by a shift to a more hawkish stance toward interest rate increases in December. The Fed also stopped extending credit through the Money
Market Mutual Portfolio Liquidity Facility (MMLF), which had been established a year earlier to assist prime money market funds in meeting demands for redemptions. This program, along with several other facilities that supported the flow of credit to dealers, corporations, municipalities and consumers, helped prevent a major economic fallout from the pandemic.
With the federal funds rate on hold throughout the period, short-term Treasury rates remained anchored near zero. The Fed’s monthly asset purchases added to the already tremendous amount of excess cash in the system from both corporations and individual investors, versus a limited supply of available securities, which put further pressure on shorter-term yields. The Fed increased the rate it pays on reverse repurchase agreements (repo) in the second quarter from 0% to 0.05%, and increased interest on excess reserves (IOER) from 0.10% to
0.15% to keep Treasury yields from falling into negative territory. This move helped set a floor for short-term rates and ensured that the
Fed funds rate stayed in the intended range. Demand for the Fed’s overnight reverse repo facility soared as the U.S. Treasury department reduced its bill issuance, the U.S. debt ceiling approached, and firms struggled to find places to invest their excess cash. Reverse repo volume surpassed $1.9 trillion by the end of 2021.
Although short rates rose briefly in September during the U.S. debt ceiling debate, three-month Treasury bills ended the period slightly lower at 0.06% as President Biden signed a bill to increase the government’s borrowing limit by $2.5 trillion. Across the rest of the yield curve, rates were pressured higher, especially for intermediate maturities, as inflation rose significantly due to the combination of record stimulus, resumed demand, disrupted supply chains, labor constraints, and higher energy prices.
Thrivent Money Market Portfolio continued to operate as a government money market fund, and as such, offered a stable $1.00 share price and was not required to impose redemption gates or liquidity fees. As a government money market fund, the Portfolio is required to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days.
Over the entire period, the Portfolio’s WAM increased versus one year ago to 31 days and its WAL ended lower at 73 days. The Portfolio is also required to invest at least 99.5% of its total assets in government securities, cash and repo collateralized by government securities.
As of December 31, 2021, net assets in the Portfolio totaled approximately $235 million and 100% of the portfolio was invested in U.S.
government obligations or U.S. government-supported securities. Within the portfolio, we continued to emphasize variable-rate demand notes (VRDNs), which represented approximately 28% of net assets at fiscal year-end. Typically, VRDNs have weekly interest rate resets, which helps ensure that their yields reflect the current rate environment. With the federal funds rate anchored near zero, certain fees and expenses were waived during the period to manage the Portfolio’s return.
What is your outlook?
Our outlook remains constructive since the economy is generally growing, while monetary and fiscal stimulus continues to work its way through the system. With federal funds futures now anticipating several rate hikes starting in the first half of 2022, we expect to gradually reduce the Portfolio’s floating-rate positions and extend maturities to take advantage of the steeper curve in short-term government securities that are now pricing in higher rates.
However, until the Fed raises rates above the current level, the Portfolio will continue to waive fees and expenses in order to return 0.00%, or close to 0.00%. We will continue to monitor the path of the economic growth, the Fed’s moves, and any additional political or regulatory developments that could impact our market. As always, we remain focused on the Portfolio’s primary goals of liquidity, safety, and a stable
$1.00 share price.

Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 68.2%
U.S. Treasury Debt 31.8%
Total 100.0%
Quoted Portfolio Composition is subject to change.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
0.00% 0.82% 0.41%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* Seven-day yields of Thrivent Money Market Portfolio refer to the income generated by an investment in the Portfolio over a specified seven-day period.
Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the Adviser were not waiving, reimbursing, or recouping certain expenses associated with the Portfolio. The Adviser may recoup certain expenses associated with the Portfolio only during the Portfolio’s fiscal year. Yields are subject to daily fluctuation and should not be considered an indication of future results.
Money Market Portfolio Yields
*
As of December 31, 2021
Portfolio
7-Day Yield 0.00%
7-Day Yield Gross of Waivers -0.36%
7-Day Effective Yield 0.00%
7-Day Effective Yield Gross of Waivers -0.36%

Thrivent Multidimensional Income Portfolio

Gregory R. Anderson, CFA, Stephen D. Lowe, CFA, Kent L. White, CFA, and Theron G. Whitehorn, CFA, Portfolio
Co-Managers
The Portfolio seeks a high level of current income and, secondarily, growth of capital.
Investment in Thrivent Multidimensional Income Portfolio involves risks including interest rate, credit, high yield, preferred securities, closed-end fund, ETF, emerging markets, foreign securities, market, mortgage-backed and other asset-backed securities, LIBOR, convertible securities, government securities, issuer, investment adviser, conflicts of interest, sovereign debt, liquidity, derivatives, other funds, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Multidimensional Income Portfolio generated a return of 5.77%, compared with the median return of its peer group, the Lipper
Flexible Portfolios category, of 10.98%. The Portfolio’s market benchmarks, the Bloomberg U.S. Corporate High Yield Bond Index, the
S&P U.S. Preferred Stock Index, and the Bloomberg Emerging Markets USD Sovereign Bond Index, returned 5.28%, 6.64% and -2.32%, respectively.
What factors affected the Portfolio’s performance?
As the period got underway, global economies were rebounding from a steep, but short-lived recession caused by the COVID-19 pandemic. The U.S. recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive news about vaccines announced in November 2020, which led to economic re-openings. Throughout the period, the Fed maintained its target federal funds rate at 0% to 0.25% but began tapering monthly purchases of Treasury and agency mortgage-backed securities (MBS) in November. As anticipated, policymakers shifted to a more hawkish stance toward interest rate increases at their
December meeting and updated their dot-plot projections to three rate hikes in 2022. Short-term Treasury rates remained anchored near zero throughout the period, while rates rose across the rest of the yield curve, particularly in the intermediate maturity segment. The yield on the benchmark 10-year Treasury increased 59 basis points to 1.52%.
The combination of the strengthening economy, highly accommodative monetary policy and massive fiscal stimulus caused risk assets, including preferred securities, high-yield bonds and leveraged loans, to perform very well throughout the period. Preferred securities also benefited from another round of Fed stress tests in June that confirmed the balance sheet strength of U.S. banks, which comprise a large percentage of the issuers. Spreads in the high-yield bond segment rallied from 360 basis points over Treasuries at the beginning of the year to 283 basis points by year end, which was a tighter level than they were before the COVID crisis began. Leveraged loans benefited from increased investor interest as the dramatic increase in inflation drove demand for securities with floating-rate coupon structures.
However, emerging market (EM) bonds struggled in the face of rising U.S. rates, dollar strength, China’s slowing growth amid a regulatory crackdown and other country-specific issues.
High-yield bonds and preferred securities formed the core of the Portfolio in 2021, accounting for about 32% and 30% of its holdings, respectively, at year-end. We also allocated about 16% of the Portfolio’s assets to alternative fixed-income securities, including closed-end funds, exchange-traded funds (ETFs) and real estate investment trusts (REITs); about 9% of assets to emerging market (EM) bonds; about
4% to convertible securities; and about 9% to U.S. Treasuries.
The Portfolio underperformed relative to its Lipper peer group largely due to its overall lower exposure to equity and equity-like securities versus the group. Although the Portfolio’s higher exposures to high-yield bonds and preferred securities made positive absolute return contributions, they were a drag on performance relative to the peers. Additionally, the Portfolio’s exposure to EM bonds and Treasury securities contributed negatively for the year and hindered performance relative to the peer group.
What is your outlook?
Our outlook remains constructive since the economy is generally growing, while monetary and fiscal stimulus continues to work its way through the system, supported by people re-entering the workforce and pent-up savings and demand. Corporate fundamentals are favorable as earnings remain strong, companies pay down pandemic-related debt and defaults remain extremely low. However, COVID containment has remained elusive with the outbreak of the more contagious Omicron variant. We believe most of the positive outlook is already priced into spreads, which ended the period near all-time tight levels. As a result, valuations are not very attractive, particularly in corporate credit. We will likely see more rate and spread volatility as the market tries to anticipate how aggressively the Fed will react to higher-than-expected inflation that is not as transitory as predicted.

Major Market Sectors
(% of Net Assets)
Financials 23.6%
Unaffiliated Registered
Investment Companies 19.2%
Affiliated Fixed Income
Holdings 8.9%
U.S. Government & Agencies 7.5%
Consumer Cyclical 6.0%
Energy 5.9%
Communications Services 4.9%
Utilities 4.4%
Consumer Non-Cyclical 4.2%
Capital Goods 3.4%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 8.9%
U.S. Treasury Notes 4.5%
U.S. Treasury Bonds 3.0%
SPDR Bloomberg High Yield Bond ETF 2.7%
iShares S&P U.S. Preferred Stock Index
Fund 2.1%
SPDR Bloomberg Short Term High Yield
Bond ETF 1.8%
Invesco Senior Loan ETF 1.0%
PGIM Global High Yield Fund, Inc. 0.6%
Eaton Vance Limited Duration Income
Fund 0.6%
PGIM High Yield Bond Fund, Inc. 0.5%
These securities represent 25.7% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total
Returns
1
As of December 31,
2021
1-Year
From Inception
4/28/2017
5.77% 5.10%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bond.
** The Bloomberg Emerging Markets USD Sovereign Bond Index tracks fixed and floating-rate US dollar-denominated debt issued by emerging markets governments.
*** The S&P U.S. Preferred Stock Index is designed to be an investable benchmark representing the U.S. preferred stock market.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Opportunity Income Plus Portfolio

Gregory R. Anderson, CFA, Conrad E. Smith, CFA, Kent L. White, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn, CFA,
Portfolio Co-Managers
Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.
Investment in Thrivent Opportunity Income Plus Portfolio involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, leveraged loan, LIBOR, prepayment, high yield, allocation, foreign securities, emerging markets, sovereign debt, market, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Opportunity Income Plus Portfolio earned a return of 1.80%, compared with the median return of its peer group, the Lipper Multi-
Sector Income Portfolios category, of 0.95%. The Portfolio’s market benchmarks, the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped
Index, the S&P/LSTA Leveraged Loan Index, and the Bloomberg U.S. Mortgage-Backed Securities Index, earned returns of 4.65%, 5.20%
and -1.04%, respectively.
What factors affected the Portfolio’s performance?
As the period got underway, the U.S. economy was rebounding from a steep, but short-lived recession caused by the pandemic. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive vaccine news announced in November 2020, which led to economic re-openings. Throughout the period, the Fed maintained its target federal funds rate at 0% to 0.25%, which kept short-term Treasury rates anchored near zero. However, policymakers began tapering monthly purchases of
Treasury and agency mortgage-backed securities (MBS) in November, followed by a shift to a more hawkish stance toward interest rate increases at their December meeting.
The stronger economy, highly accommodative monetary policy, and massive fiscal stimulus caused risk assets such as equities, high-yield bonds and leveraged loans to perform very well during the period. Spreads in the high-yield, investment-grade corporate and leveraged loan markets rallied to tighter levels than they were at before the COVID crisis began. Strong demand for U.S. corporate bonds continued, particularly from insurance companies, pension plans and overseas investors as rates remained near record lows around the world. The corporate market also experienced another record-breaking pace of issuance that surpassed 2020’s level as companies flooded the new issue market to improve liquidity, refinance higher coupon debt, fund merger and acquisition activity, and extend maturities. Preferred securities, which are often issued by banks, also performed well over the period. These high-yielding securities that are further down the capital structure benefited from the risk-on backdrop and strength of bank balance sheets. Higher-quality asset classes like Treasuries and the MBS segment underperformed due to their greater interest rate sensitivity and lower yields. The emerging market (EM) debt segment, which also tends to have longer durations and more rate sensitivity, underperformed U.S. corporates due to country-specific issues and the slower pace of COVID vaccinations and economic recovery.
Credit continued to represent more than half of the Portfolio, including approximately 20% in leveraged loans, 20% in high-yield bonds, and 12% in investment-grade corporate bonds over the period. We allocated approximately 26% to securitized assets divided among agency MBS at around 14%, nonagency MBS at 6%, and collateralized loan obligations (CLOs) at 4%, with the remaining 2% mostly split between asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). EM debt represented about 15% of net assets, while approximately 4% of the portfolio was invested in preferred securities. Approximately 1% of the Portfolio was allocated to the alternative fixed-income space, which included closed-end funds and master limited partnerships (MLPs).
The multi-asset class nature of the Portfolio led it to underperform the high-yield and leveraged loan indexes since those two asset classes were the period’s top performers. The Portfolio’s leveraged loan holdings also lagged due to their generally higher-quality bias during the risk-on market environment. That said, the Portfolio did benefit from high yield and leveraged loans comprising the majority of its corporate exposure. A modest overweighting in securitized sectors hurt results, particularly exposure to the underperforming agency MBS sector;
however, the Portfolio’s nonagency MBS and CLOs performed better. EM exposure also detracted from performance. On the other hand, small allocations to preferred securities and alternative fixed income aided results due to the outsized gains in those segments.
Also, the Portfolio’s shorter duration stance and yield curve positioning during the rising rate environment helped it outperform the mortgage-backed index. We strategically used Treasury futures to help us keep the Portfolio’s interest rate sensitivity lower than its peers as well as the high-yield and mortgage-backed indexes.
What is your outlook?
Our outlook remains constructive since the economy is generally growing, while monetary and fiscal stimulus continues to work its way through the system. Corporate fundamentals are favorable as earnings remain strong, companies pay down pandemic-related debt and defaults remain extremely low. However, COVID containment has remained elusive with the Omicron outbreak. We believe most of the positive outlook is already priced into spreads, which ended the period near all-time tight levels. As a result, valuations are not very attractive, particularly in corporate credit. The Fed now anticipates roughly three interest rate hikes in 2022, which the market has been pricing in for some time. We will likely see more rate and spread volatility as the market tries to anticipate how aggressively the Fed will react to higher-than-expected inflation, especially if it persists. We are maintaining the Portfolio’s moderate overweighting in terms of risk through its corporate and alternative exposures. However, with spreads at current levels, the Portfolio is not getting compensated for taking a significant amount of risk. We expect the Portfolio’s return to come more from income than price appreciation in the coming year.

Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 13.5%
Affiliated Fixed Income
Holdings 13.0%
Financials 11.8%
Asset-Backed Securities 7.1%
Consumer Cyclical 7.0%
Consumer Non-Cyclical 6.9%
Communications Services 6.3%
Collateralized Mortgage
Obligations 6.1%
Energy 5.2%
Capital Goods 4.9%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 13.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.8%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 3.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.5%
Government National Mortgage
Association Conventional 30-Yr. Pass
Through 2.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.7%
SPDR Bloomberg High Yield Bond ETF 1.1%
SPDR Bloomberg Short Term High Yield
Bond ETF 0.9%
Vanguard Short-Term Corporate Bond
ETF 0.5%
Global Medical Response, Inc., Term
Loan 0.5%
These securities represent 29.5% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
1.80% 3.61% 3.23%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities.
** The Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The Index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
*** The S&P/LSTA Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Partner Emerging Markets Equity Portfolio earned a return of -4.73%, compared with the median return of its peer group, the
Lipper Emerging Markets category, of -3.17%. The Portfolio’s market benchmark, the MSCI Emerging Markets Index-USD Net Returns, earned a return of -2.54%.
What factors affected the Portfolio’s performance?
The Portfolio underperformed due to a combination of allocation and stock selection. From an allocation standpoint, not having exposure to the Middle East detracted, as countries such as Saudi Arabia outperformed due to rising oil prices. Off-benchmark exposure to Hong
Kong also detracted, as the market was weak alongside China. However, off-benchmark exposure to the Netherlands was a positive due to strong performance from the Portfolio’s semiconductor names in that country.
Stock selection was strong during the year in China, and the Portfolio’s underweighting to the country was also a positive. However, stock selection in India detracted as the Portfolio’s steadier consumer names lagged a somewhat cyclical rally. Additionally, stock selection was weak in Taiwan, South Africa and Poland.
At the sector level, the Portfolio’s overweighting in retail detracted the most, followed by an underweighting to the Energy sector. Stock selection within the Financial sector also detracted, attributable in part to the Portfolio’s Indian banks underperforming, along with Brazilian lender Bradesco. The Portfolio’s overweighting in semiconductors, along with good stock selection in the industry, contributed favorably to results.
What is your outlook?
During 2021, emerging markets (EM) experienced a year of stark underperformance and lackluster absolute returns, despite a very strong earnings recovery throughout the year. As a result, the asset class is trading at an extreme relative discount to global developed markets and U.S. equities, indicating a potentially attractive entry point.
Looking ahead, investors will be pondering how persistent inflation is likely to be after being surprised by its persistence in 2021. With supply chain pressure easing, and with stimulus effects fading, inflation may normalize over the year, although this should be balanced against rising wages, which may indicate stickier inflation. At the time of this writing, bond markets were pricing in a significant tightening cycle in the U.S., perhaps overlooking the transitory nature of some inflation drivers.
In China, we will likely see further support to the economy during the first quarter of 2022. With muted consumer inflation and a flagging property market, policymakers have made clear their intentions to support growth. However, the current zero tolerance approach to
COVID-19 may be tested by the highly transmissible Omicron variant.
Globally, the investment cycle is turning after years of decline. Also, green infrastructure should feature heavily in renewed investment, which is an area where EM companies are especially prominent. We believe a number of positions in the Portfolio could potentially benefit from these trends, including renewable energy and technology hardware companies.
Thrivent Partner Emerging Markets Equity Portfolio

Subadvised by Aberdeen Asset Managers Limited
Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.
Investment in the Thrivent Partner Emerging Markets Equity Portfolio involves risks including foreign securities, emerging markets, equity security, market, sector, foreign currency, issuer, investment adviser, large cap, mid cap, small cap, preferred securities, convertible securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock 91.0%
Preferred Stock 8.5%
Short-Term Investments 0.5%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 27.8%
Financials 22.2%
Consumer Discretionary 13.4%
Materials 9.7%
Industrials 5.5%
Communications Services 5.5%
Energy 4.8%
Utilities 4.5%
Consumer Staples 4.4%
Health Care 2.0%
Top 10 Countries
(% of Net Assets)
Cayman Islands 15.8%
China 13.7%
India 12.6%
Taiwan 12.4%
South Korea 11.8%
Netherlands 6.0%
Mexico 5.2%
Russian Federation 4.9%
Brazil 4.2%
Hong Kong 3.1%
Investments in securities in these countries
represent 89.7% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
-4.73% 9.61% 5.69%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI Emerging Markets Index-USD Net Returns is a modified capitalization-weighted index of selected emerging economies from around the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Partner Healthcare Portfolio earned a return of 12.77%, compared with the median return of its peer group, the Lipper Health/
Biotechnology category, of 12.17%. The Portfolio’s market benchmark, the S&P Composite 1500 Health Care Index, earned a return of
24.85%.
What factors affected the Portfolio’s performance?
Stock selection in the biotechnology and health care providers and services subsectors detracted the most from the Portfolio’s results during the period. Conversely, stock selection within pharmaceuticals had a positive effect. The largest detractor from relative performance was the Portfolio’s underweighted position in biotechnology company Moderna. The COVID-19 vaccine producer benefited from strong demand while the highly transmissible Delta variant spread globally. We did not initiate a position in Moderna earlier in the pandemic due to concerns around the company's ability to generate profits from the development and distribution of an effective COVID vaccine. However, we increased the Portfolio’s exposure to the company toward the second half of the year.
Elsewhere, the Portfolio’s underweighted position in Danaher also hindered relative performance. The U.S.-based medical device company beat earnings expectations, experienced margin expansion and announced a genomic medicine acquisition during the period.
We chose not to invest in the company earlier in the year because we felt that there were better investment opportunities that could capitalize on COVID testing and diagnostics. Danaher has seen strong demand for its COVID testing products throughout the pandemic.
Also, the durability of demand for testing has been far stronger than we expected, driven by the increased prevalence of the Delta variant.
In addition, an overweighted position in Biogen also had a negative effect.
Conversely, an overweighted position in Thermo Fisher Scientific had the largest positive effect on the Portfolio’s relative returns. The company’s COVID testing business continued to benefit from the pandemic throughout the period, which benefited its stock price.
Overweighted positions in Acceleron Pharma and Abbott Laboratories also boosted relative performance during the year.
Other notable detractors included several China-based health care companies, as well as weakening sentiment in the small- and mid-
cap biotechnology space. During the year, we reduced the Portfolio’s weighting in China amid continuous regulatory uncertainty, finishing the year with a 0.6% exposure. On the biotechnology front, we continued to see positive fundamentals and attractive valuations in many of the negatively impacted smaller-cap companies with innovative products. At period end, we have the Portfolio positioned with an overweighted allocation to the biotechnology industry.
What is your outlook?
The emergence of Omicron variant has heightened volatility in the market and extended the uncertainty of the pandemic. We remain very alert to shifts in the COVID dynamic with the emergence of Omicron and continue to monitor developments on this front. At period end, we maintain higher exposure to COVID beneficiaries overall, primarily through investments in vaccine producers and diagnostic suppliers.
While we swiftly added to these beneficiaries when Omicron emerged, we are cautiously reducing exposure as preliminary data suggests
Omicron might be a milder virus.
Elsewhere, given the disagreements within U.S. Congress around the size and scope of the $3.5 trillion reconciliation bill, we expect that the risk is low of transformational policy change. Drug pricing reform is likely to be included, and parts of the proposal have been in line with what the pharmaceutical industry has requested, such as addressing out-of-pocket patient expenses and catastrophic coverage.
Over the long term, secular drivers for the sector remain in place, including aging demographics in both developed and developing countries and innovation in medical technology. We believe the combination of these secular trends, along with favorable valuations, creates an attractive long-term investment opportunity.
At period end, the Portfolio is positioned with overweightings in the biotechnology subsector and medical devices and supplies sub-sector and underweighted positions in the pharmaceuticals and health care providers and services sub-sectors.
Thrivent Partner Healthcare Portfolio

Subadvised by BlackRock Investment Management, LLC
Thrivent Partner Healthcare Portfolio seeks long-term capital growth.
Investment in the Thrivent Partner Healthcare Portfolio involves risks including healthcare industry, market, equity security, mid cap, small cap, issuer, investment adviser, foreign securities, emerging markets, foreign currency, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock 96.3%
Short-Term Investments 3.7%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Health Care Equipment 27.5%
Pharmaceuticals 20.8%
Biotechnology 17.2%
Managed Health Care 12.7%
Life Sciences Tools & Services 9.5%
Health Care Services 5.1%
Health Care Supplies 1.8%
Health Care Distributors 1.5%
Health Care Facilities 1.1%
Financials 0.3%
Top 10 Holdings
(% of Net Assets)
UnitedHealth Group, Inc. 8.4%
Thermo Fisher Scientific, Inc. 5.9%
Abbott Laboratories 5.7%
Pfizer, Inc. 4.1%
Johnson & Johnson 3.9%
Eli Lilly and Company 3.4%
Cigna Holding Company 2.6%
Amgen, Inc. 2.4%
Stryker Corporation 2.4%
Intuitive Surgical, Inc. 2.3%
These securities represent 41.1% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
12.77% 16.88% 14.18%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P Composite 1500 Health Care Index is composed of those companies included in the S&P Composite 1500® Index that are classified as mem-
bers of the GICS® health care sector.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer, CFA, Portfolio Manager
Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.
Investment in Thrivent Real Estate Securities Portfolio involves risks including real estate investment trust, real estate industry, market, equity security, investment adviser, issuer, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Real Estate Securities Portfolio earned a return of 42.11%, compared with the median return of its peer group, the Lipper U.S. Real
Estate category, of 41.62%. The Portfolio’s market benchmark, the FTSE NAREIT All Equity REITs Index, earned a return of 41.30%.
What factors affected the Portfolio’s performance?
U.S. economic stimulus, rising inflation, low interest rates and the vibrant housing market all contributed positively to the strong performance of real estate and Real Estate Investment Trust (REIT) stocks in 2021. The high-quality nature of the Portfolio’s REIT portfolio contributed the most to outperformance versus the peer group and benchmark over the past year. The investment process we employ is focused on REITs that own institutional-quality real estate with sustainable earnings growth, led by experienced management teams. The
Portfolio is well diversified across 12 different property sectors positioned to deliver strong earnings growth as the U.S. economy recovers from the effects of the pandemic.
The most significant positive contributors to performance were the Portfolio’s REIT holdings in the apartment, industrial, self-storage, retail and health care property sectors. Underweighted exposure in cell towers also contributed positively to performance, while less exposure in specialty REITs (timber and media) detracted from performance results. REIT stocks outperformed the overall market in 2021 due to their unique attributes as an income-producing investment and inflation hedge.
The impact of COVID-19 on real estate companies has been significant. Work-from-home has changed business and personal behavior, including less office space utilization, lower occupancy and limited business travel, most notably. This in turn has resulted in office and lodging REIT stocks underperforming other property sectors over the past 12 months.
What is your outlook?
The outlook for real estate and REITs is positive, with most property sectors benefiting from rising rents and improving occupancy rates.
Given the increase in underlying U.S. inflation, real estate has attracted significant investment interest. REIT stocks should continue to benefit as a hedge against inflation and income-producing investment supported by the underlying demand from a growing U.S. economy.
The primary risk for REITs is higher interest rates, which is somewhat mitigated by rising rents in property sectors with short lease duration and/or strong fundamental factors.
REIT property sectors with strong fundamentals include residential (apartment, single-family, manufactured housing), industrial
(warehouse), self-storage and data centers. In addition, we expect retail properties to continue performing well in 2022, supported by an improvement in retail sales and ongoing U.S. economic recovery. The lodging and office markets remain under pressure, with return-to-
business travel and office space utilization uncertain due to the continued spread and emergence of new variants of the virus. Lodging properties, particularly for business travel and group conferences, may continue to remain weak until the effects of the pandemic diminish.
Due to work-from-home flexibility, office properties are experiencing lower utilization rates than normal during an economic recovery, and we expect work-from-home to have a lasting impact on the office sector. Our strategy is to overweight REITs that have high-quality real estate portfolios, experienced management teams and sustainable long-term earnings growth. We continuously search for attractive real estate investment opportunities that meet our criteria, and we adjust positions as necessary to manage risk and positively impact performance.

Portfolio Composition
(% of Portfolio)
Common Stock 99.2%
Short-Term Investments 0.8%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Specialized REITs 27.5%
Residential REITs 22.0%
Industrial REITs 15.0%
Retail REITs 10.7%
Health Care REITs 7.5%
Office REITs 5.8%
Diversified REITs 4.7%
Hotel & Resort REITs 4.2%
Real Estate Services 0.8%
Real Estate Operating
Companies 0.5%
Top 10 Holdings
(% of Net Assets)
Prologis, Inc. 8.2%
Equinix, Inc. 5.1%
American Tower Corporation 4.6%
Simon Property Group, Inc. 3.3%
Invitation Homes, Inc. 3.1%
Welltower, Inc. 3.0%
Public Storage, Inc. 3.0%
AvalonBay Communities, Inc. 2.7%
Extra Space Storage, Inc. 2.6%
Duke Realty Corporation 2.5%
These securities represent 38.1% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
42.11% 11.54% 11.60%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The FTSE NAREIT All Equity REITs Index is an unmanaged capitalization-weighted index of all equity real estate investment trusts.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Small Cap Growth Portfolio

David J. Lettenberger, CFA, Portfolio Manager
The Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Growth Portfolio involves risks including small cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during 12-month period ended December 31, 2021?
Thrivent Small Cap Growth Portfolio earned a return of 11.94%, compared with the median return of its peer group, the Lipper Small Cap
Growth category, of 8.49%. The Portfolio’s market benchmarks, the Russell 2000® Growth Index and the S&P SmallCap 600 Growth Index,
earned returns of 2.84% and 22.62%, respectively.
What factors affected the Portfolio’s performance?
While the Portfolio outperformed the Russell 2000® Growth Index and Lipper peer group, it lagged the S&P Small Cap 600 Growth Index.
Regardless of the benchmark being used for comparison purposes, stock selection was mixed during the 12-month period. Strong performance in the Materials, Real Estate and Financials sectors was offset by poor selection in Communication Services and Health Care.
Results in the Information Technology and Industrials sectors were mixed during the period.
Although the Portfolio’s total exposure to the Materials sector is relatively small, two holdings generated very strong returns. RanPak
Holdings and Summit Materials delivered strong absolute and relative returns as investors rewarded strengthening fundamentals at both companies. RanPak has a very attractive razor/razorblade business model, placing packaging machines in their customers’ facilities and then selling paper-based packaging materials. The use of paper for packaging is early in its global adoption, providing RanPak a long runway versus less eco-friendly plastic incumbent materials. Summit Materials is the third largest player in the attractive aggregates industry. This is a very local industry given the substantial cost of shipping heavy materials, providing the leading players in each market with an attractive competitive and pricing backdrop. Summit hired a new CEO in late 2020 to transition the company from an acquiror of properties to a more efficient operator of assets, and so far execution has been excellent. While Real Estate is also a relatively small sector, solid performance in traditional REITs such as NexPoint Residential Trust and Rexford Industrial Realty, as well as real estate service providers FirstService and Cushman & Wakefield contributed positively during the period. Within Financials, both Western Alliance and
Hamilton Lane contributed to strong relative returns.
The Portfolio had exposure to several different sub-industry groups within Health Care where performance was poor. In the services segment, one of the Portfolio’s largest holdings, LHC Group, underperformed significantly in the face of fundamental headwinds. The resurgence in COVID caused volume weakness in the company’s home health business, which was followed by significant wage inflation to retain and recruit caregivers in a very tight nursing labor market. While many employers in other sectors of the economy are able to pass on wage inflation, or at a minimum attempt to, the majority of LHC Group’s revenue is generated at fixed rates as mandated by government reimbursement. These fundamental headwinds translated into margin pressures, lower earnings and poor stock performance.
We exited this position during the period as many of these headwinds are likely to persist. Within the biotechnology sub-sector, some of the Portfolio’s holdings that we believed were substantially “de-risked” from a binary-event standpoint proved to be otherwise and led to underperformance. This included holdings in Acadia Pharmaceuticals and Ardelyx, which both lost substantial value following the FDA’s decisions not to approve their new drug filings. In the medical device segment of Health Care, holdings in Nevro, Silk Road Medical,
Pulmonx and Tactile Medical all performed poorly as the resurgence of COVID in both the summer and late fall made the recovery of many medical procedures choppy and unpredictable.
Poor performance in the Communications Services sector resulted from the Portfolio’s investment in Bandwidth, a rapidly growing provider of cloud-based communications services. COVID had led to faster growth as usage has increased for several of Bandwidth’s communication platforms . While much of this elevated usage continued during 2021, slowing growth rates throughout the year made it difficult for the stock to perform well. This poor performance was magnified late in the year when the company experienced a cyberattack on its operations. The Portfolio continues to hold Bandwidth because we believe the core investment thesis remains intact, the opportunity is significant and management execution has remained strong despite the previously mentioned external issues.
The Portfolio experienced mixed results from stock selection in the important Information Technology and Industrials sectors during the year. While absolute and relative returns were very strong in the semiconductor, semiconductor equipment, communications equipment and electronic components sub-sectors, these were offset by poor returns in the larger software segment within Technology. Within the eclectic Industrial sector, strong performance from holdings such as Regal Rexnord, Middleby and Chart Industries were diluted by negative absolute returns from Mercury Systems, Meritor and Altra Industrial Motion.
What is your outlook?
The Portfolio seeks to identify companies with sustainable growth opportunities and strong competitive advantages that can drive outperformance over the long run. The advancements in technology over the past 20 years continue to fuel rapid innovation that touches every sector of the dynamic global economy. It is these innovations that continuously refill our pipeline of investment opportunities, and this dynamic will persist regardless of the macroeconomic environment.

Portfolio Composition
(% of Portfolio)
Common Stock 98.0%
Short-Term Investments 1.2%
Registered Investment
Companies 0.8%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 27.2%
Information Technology 24.1%
Health Care 17.2%
Consumer Discretionary 14.5%
Financials 6.0%
Real Estate 3.6%
Consumer Staples 2.8%
Materials 1.7%
Communications Services 0.9%
Unaffiliated Registered
Investment Companies 0.8%
Top 10 Holdings
(% of Net Assets)
Middleby Corporation 2.3%
Everi Holdings, Inc. 2.3%
Summit Materials, Inc. 2.3%
Regal Rexnord Corporation 2.2%
Workiva, Inc. 1.9%
Sprout Social, Inc. 1.9%
Calix, Inc. 1.8%
WillScot Mobile Mini Holdings
Corporation 1.8%
Kinsale Capital Group, Inc. 1.7%
Skyline Champion Corporation 1.7%
These securities represent 19.9% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total
Returns
1
As of December 31,
2021
1-Year
From Inception
4/27/2018
11.94% 21.29%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell 2000® Growth Index measures the performance of the small-cap segment of the U.S. equity universe.
** The S&P SmallCap 600 Growth Index measures growth stocks through: sales growth, ratio of earnings to change in price, and momentum. The constitu-
ents are drawn from the S&P 600®.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Small Cap Index Portfolio

Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600® Index.
Investment in Thrivent Small Cap Index Portfolio involves risks including small cap, market, equity security, issuer, futures contract, indexing strategy/index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Small Cap Index Portfolio earned a return of 26.50%, compared with the median return of its peer group, the Lipper Small Cap
Core category, of 23.89%. The Portfolio’s market benchmark, the S&P SmallCap 600® Index, earned a return of 26.82%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the S&P SmallCap 600® Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
Strong gains during the past year were led by the Energy sector, where continued economic recovery resulted in higher prices for energy commodities like oil and natural gas. All economic sectors contributed positive stock returns, with only the Health Care sector failing to produce double-digit gains.
As part of its investment process, the Portfolio uses derivatives, including equity index futures, for market exposure and to manage cash flows. Derivative use did not have a material impact on the Portfolio’s returns during the year.
What is your outlook?
We expect the current economic recovery to continue while moderating from the extraordinary pace of growth over the past year. We anticipate corporate earnings growth to slow to a level more consistent with long-term averages. Economic optimism may be tempered somewhat by concern over inflation as high demand for goods and services has been met with disrupted supply chains and firms’ inability to hire enough workers to keep pace with demand. We see a risk that these inflationary pressures could cause interest rates to rise, which would likely be a headwind for equity returns and precipitate an increase in volatility in the coming year.
Against this backdrop, stocks are at high valuations by historical standards, prompting some prominent investors to make comparisons to valuations of technology stocks in the late 1990s. At the same time, historically low interest rates, accommodative central bank policy and anticipation of the pandemic coming under control all lend support to higher equity valuations. Overall, we see the outlook as relatively balanced between the short-term risks from the virus and valuations, and the longer-term prospects for growth and earnings enabled by the expected end of the pandemic.

Portfolio Composition
(% of Portfolio)
Common Stock 98.1%
Registered Investments
Companies 1.9%
Short-Term Investments < 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 18.3%
Industrials 16.7%
Information Technology 13.3%
Health Care 12.0%
Consumer Discretionary 11.9%
Real Estate 8.1%
Materials 4.8%
Energy 4.7%
Consumer Staples 4.4%
Communications Services 1.9%
Top 10 Holdings
(% of Net Assets)
iShares Core S&P Small-Cap ETF 1.9%
Omnicell, Inc. 0.7%
Innovative Industrial Properties, Inc. 0.6%
Exponent, Inc. 0.6%
AMN Healthcare Services, Inc. 0.5%
UFP Industries, Inc. 0.5%
Chart Industries, Inc. 0.5%
Balchem Corporation 0.5%
Watts Water Technologies, Inc. 0.5%
MaxLinear, Inc. 0.5%
These securities represent 6.8% of the total net
assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
26.50% 12.21% 14.21%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P SmallCap 600® Index is an index that represents the average performance of a group of 600 small capitalization stocks. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Small Cap Stock Portfolio

Matthew D. Finn, CFA, and James M. Tinucci, CFA, Portfolio Co-Managers
Thrivent Small Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Portfolio involves risks including small cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2021?
Thrivent Small Cap Stock Portfolio earned a return of 24.77%, compared with the median return of its peer group, the Lipper Small Cap
Core category, of 23.89%. The Portfolio’s market benchmarks, the Russell 2000® Index and the S&P SmallCap 600® Index, earned returns of 14.82% and 26.82%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio outperformed versus the Lipper Small Cap Core category due to sector allocation and the Russell 2000® Index due to both security selection and sector allocation. As compared with the S&P SmallCap 600® Index, the Portfolio underperformed mainly due to sector allocation, most of which came from its underweighting in the Consumer Discretionary and Energy sectors. Compared with the
Lipper peer group, security selection was strong in four of the 11 sectors, led by Health Care and Financials, while five sectors largely detracted, led by Consumer Discretionary, Communication Services and Information Technology.
In Health Care, the Portfolio’s standout performer was aesthetics medical device company InMode. The company has developed new products based on its radio-frequency technology platform that have seen accelerated adoption in the marketplace. In Financials, Triumph
Bancorp was a large contributor to the positive stock selection. The company’s business is in transition from a traditional community bank with a trucking factoring focus to a transportation payments-focused technology company. Triumph Bancorp’s advantage resides in its software platform that was developed to disintermediate the traditionally manual process of payments between shippers and truckers.
In Consumer Discretionary, thredUP, a resale platform company currently operating in the secondhand apparel market, was the biggest detractor. Near-term expectations regarding earnings decreased during the year as the company chose to accelerate investments into growing handling capacity. We continued to hold thredUP in the Portfolio but reduced the position sizes of InMode and Triumph Bancorp to help manage portfolio risk.
The Portfolio’s sector weightings result from our security selection based on bottom-up industry and company research. During the period,
Industrials was the largest overweighting in the Portfolio, followed by the Information Technology sector. At period end, the Portfolio was no longer overweighted in the Financials sector because certain securities reached our objectives and were reduced or sold. The Portfolio’s underweighting in Materials moved to an overweighting, and overweightings in the Industrials and Information Technology sectors increased as we began to find companies with our favored combination of valuation, quality and a promising future in these areas.
What is your outlook?
It is unclear how much and how long the economy will be impacted by the current level of business uncertainty, hopefulness around a return to “normal,” the federal funds rate still near zero, and the government continuing to provide fiscal stimulus. However, investor sentiment about the economy fluctuates much more rapidly and with greater amplitude than actual changes in activity. These swings in economic sentiment often result in sharp movements in stock prices, which can present opportunities. Short-term price changes are an opportunity for investors that are focused on the long term. Our focus remains on finding solid companies that are attractively priced with long runways ahead of them for growth in sales, income and free cash flow.

Portfolio Composition
(% of Portfolio)
Common Stock 98.7%
Short-Term Investments 1.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 20.4%
Financials 19.5%
Information Technology 16.1%
Consumer Discretionary 11.2%
Health Care 8.1%
Materials 8.0%
Real Estate 6.7%
Consumer Staples 3.3%
Energy 2.3%
Utilities 1.9%
Top 10 Holdings
(% of Net Assets)
TTM Technologies, Inc. 2.3%
Triumph Bancorp, Inc. 2.1%
Syneos Health, Inc. 2.0%
Heartland Financial USA, Inc. 2.0%
Crane Company 2.0%
Lantheus Holdings, Inc. 1.8%
US Ecology, Inc. 1.8%
Ashland Global Holdings, Inc. 1.8%
Forward Air Corporation 1.7%
Columbia Banking System, Inc. 1.7%
These securities represent 19.2% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2021
1-Year 5-Year 10-Year
24.77% 16.34% 15.01%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell 2000® index measures the performance of small cap stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.
** The S&P SmallCap 600® Index is an index that represents the average performance of a group of 600 small capitalization stocks. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Shareholder Expense Example
(unaudited)
As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 through December 31, 2021. Shares in a Portfolio are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans (“Thrivent Financial”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial, separate accounts of insurance companies not affiliated with Thrivent Financial, and other Portfolios. Expenses associated with these variable contracts and separate accounts are not included in these examples and had these costs been included, your costs would have been higher.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Beginning Account
Value 7/1/2021
Ending Account Value
12/31/2021
Expenses Paid During
Period  7/1/2021
- 12/31/2021
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Portfolio
Actual
$1,000 $1,067 $2.96 0.57%
Hypothetical
**
$1,000 $1,022 $2.89 0.57%
Thrivent All Cap Portfolio
Actual
$1,000 $1,085 $3.41 0.65%
Hypothetical
**
$1,000 $1,022 $3.30 0.65%
Thrivent Balanced Income Plus Portfolio
Actual
$1,000 $1,041 $3.17 0.62%
Hypothetical
**
$1,000 $1,022 $3.14 0.62%
Thrivent Diversified Income Plus Portfolio
Actual
$1,000 $1,023 $2.29 0.45%
Hypothetical
**
$1,000 $1,023 $2.29 0.45%
Thrivent ESG Index Portfolio
Actual
$1,000 $1,126 $2.04 0.38%
Hypothetical
**
$1,000 $1,023 $1.94 0.38%
Thrivent Global Stock Portfolio
Actual
$1,000 $1,064 $3.16 0.61%
Hypothetical
**
$1,000 $1,022 $3.09 0.61%
Thrivent Government Bond Portfolio
Actual
$1,000 $1,001 $2.20 0.44%
Hypothetical
**
$1,000 $1,023 $2.23 0.44%
Thrivent High Yield Portfolio
Actual
$1,000 $1,015 $2.23 0.44%
Hypothetical
**
$1,000 $1,023 $2.24 0.44%
Thrivent Income Portfolio
Actual
$1,000 $1,002 $2.17 0.43%
Hypothetical
**
$1,000 $1,023 $2.20 0.43%

Beginning Account
Value 7/1/2021
Ending Account Value
12/31/2021
Expenses Paid During
Period  7/1/2021
- 12/31/2021
*
Annualized Expense
Ratio
Thrivent International Allocation Portfolio
Actual
$1,000 $1,032 $3.67 0.72%
Hypothetical
**
$1,000 $1,022 $3.65 0.72%
Thrivent International Index Portfolio
Actual
$1,000 $1,019 $2.28 0.45%
Hypothetical
**
$1,000 $1,023 $2.29 0.45%
Thrivent Large Cap Growth Portfolio
Actual
$1,000 $1,076 $2.23 0.43%
Hypothetical
**
$1,000 $1,023 $2.18 0.43%
Thrivent Large Cap Index Portfolio
Actual
$1,000 $1,115 $1.20 0.23%
Hypothetical
**
$1,000 $1,024 $1.15 0.23%
Thrivent Large Cap Value Portfolio
Actual
$1,000 $1,091 $3.31 0.63%
Hypothetical
**
$1,000 $1,022 $3.20 0.63%
Thrivent Limited Maturity Bond Portfolio
Actual
$1,000 $998 $2.20 0.44%
Hypothetical
**
$1,000 $1,023 $2.23 0.44%
Thrivent Low Volatility Equity Portfolio
Actual
$1,000 $1,091 $4.74 0.90%
Hypothetical
**
$1,000 $1,021 $4.58 0.90%
Thrivent Mid Cap Growth Portfolio
Actual
$1,000 $1,040 $4.37 0.85%
Hypothetical
**
$1,000 $1,021 $4.33 0.85%
Thrivent Mid Cap Index Portfolio
Actual
$1,000 $1,060 $1.26 0.24%
Hypothetical
**
$1,000 $1,024 $1.24 0.24%
Thrivent Mid Cap Stock Portfolio
Actual
$1,000 $1,097 $3.41 0.65%
Hypothetical
**
$1,000 $1,022 $3.29 0.65%
Thrivent Mid Cap Value Portfolio
Actual
$1,000 $1,082 $4.72 0.90%
Hypothetical
**
$1,000 $1,021 $4.58 0.90%
Thrivent Moderate Allocation Portfolio
Actual
$1,000 $1,049 $2.20 0.43%
Hypothetical
**
$1,000 $1,023 $2.17 0.43%
Thrivent Moderately Aggressive Allocation Portfolio
Actual
$1,000 $1,061 $2.32 0.45%
Hypothetical
**
$1,000 $1,023 $2.28 0.45%
Thrivent Moderately Conservative Allocation Portfolio
Actual
$1,000 $1,030 $2.27 0.44%
Hypothetical
**
$1,000 $1,023 $2.26 0.44%
Thrivent Money Market Portfolio
Actual
$1,000 $1,000 $0.39 0.08%
Hypothetical
**
$1,000 $1,025 $0.39 0.08%
Thrivent Multidimensional Income Portfolio
Actual
$1,000 $1,007 $4.30 0.85%
Hypothetical
**
$1,000 $1,021 $4.33 0.85%

Beginning Account
Value 7/1/2021
Ending Account Value
12/31/2021
Expenses Paid During
Period  7/1/2021
- 12/31/2021
*
Annualized Expense
Ratio
Thrivent Opportunity Income Plus Portfolio
Actual
$1,000 $1,006 $3.11 0.61%
Hypothetical
**
$1,000 $1,022 $3.13 0.61%
Thrivent Partner Emerging Markets Equity Portfolio
Actual
$1,000 $897 $5.73 1.20%
Hypothetical
**
$1,000 $1,019 $6.10 1.20%
Thrivent Partner Healthcare Portfolio
Actual
$1,000 $1,047 $4.30 0.83%
Hypothetical
**
$1,000 $1,021 $4.25 0.83%
Thrivent Real Estate Securities Portfolio
Actual
$1,000 $1,179 $4.57 0.83%
Hypothetical
**
$1,000 $1,021 $4.24 0.83%
Thrivent Small Cap Growth Portfolio
Actual
$1,000 $1,011 $4.76 0.94%
Hypothetical
**
$1,000 $1,020 $4.79 0.94%
Thrivent Small Cap Index Portfolio
Actual
$1,000 $1,025 $1.22 0.24%
Hypothetical
**
$1,000 $1,024 $1.22 0.24%
Thrivent Small Cap Stock Portfolio
Actual
$1,000 $1,033 $3.58 0.70%
Hypothetical
**
$1,000 $1,022 $3.56 0.70%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

To the Board of Directors of Thrivent Series Fund, Inc. and Shareholders of each of the thirty-two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thrivent Series Fund, Inc., hereafter collectively referred to as the
"Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Thrivent Aggressive Allocation Portfolio (1) Thrivent Mid Cap Growth Portfolio (2)
Thrivent All Cap Portfolio (1) Thrivent Mid Cap Index Portfolio (1)
Thrivent Balanced Income Plus Portfolio (1) Thrivent Mid Cap Stock Portfolio (1)
Thrivent Diversified Income Plus Portfolio (1) Thrivent Mid Cap Value Portfolio (2)
Thrivent ESG Index Portfolio (2) Thrivent Moderate Allocation Portfolio (1)
Thrivent Global Stock Portfolio (1) Thrivent Moderately Aggressive Allocation Portfolio (1)
Thrivent Government Bond Portfolio (1) Thrivent Moderately Conservative Allocation Portfolio (1)
Thrivent High Yield Portfolio (1) Thrivent Money Market Portfolio (1)
Thrivent Income Portfolio (1) Thrivent Multidimensional Income Portfolio (1)
Thrivent International Allocation Portfolio (1) Thrivent Opportunity Income Plus Portfolio (1)
Thrivent International Index Portfolio (2) Thrivent Partner Emerging Markets Equity Portfolio (1)
Thrivent Large Cap Growth Portfolio (1) Thrivent Partner Healthcare Portfolio (1)
Thrivent Large Cap Index Portfolio (1) Thrivent Real Estate Securities Portfolio (1)
Thrivent Large Cap Value Portfolio (1) Thrivent Small Cap Growth Portfolio (1)
Thrivent Limited Maturity Bond Portfolio (1) Thrivent Small Cap Index Portfolio (1)
Thrivent Low Volatility Equity Portfolio (1) Thrivent Small Cap Stock Portfolio (1)
(1) Statement of changes in net assets for the years ended December 31, 2021 and 2020
(2) Statement of changes in net assets for the year ended December 31, 2021 and the period April 29, 2020
(inception) through December 31, 2020
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
February 17, 2022
We have served as the auditor of one or more investment companies in Thrivent Financial for Lutherans investment company complex since 1987.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 50.2% ) Value
Communications Services (3.3%)
7,541 Alphabet, Inc., Class A
a
$ 21,846,579
1,558 Alphabet, Inc., Class C
a
4,508,213
66,394 Altice USA, Inc.
a
1,074,255
5,211 AMC Networks, Inc.
a,b
179,467
134,459 AT&T, Inc. 3,307,691
2,334 Cars.com, Inc.
a
37,554
101,163 Comcast Corporation 5,091,534
34,370 Discovery, Inc., Class A
a,b
809,070
2,134 Discovery, Inc., Class C
a
48,869
15,686 DISH Network Corporation
a
508,854
700 E.W. Scripps Company
a
13,545
6,880 Electronic Arts, Inc. 907,472
11,571 Fox Corporation, Class A 426,970
3,327 Gray Television, Inc. 67,072
770 Hemisphere Media Group, Inc.
a
5,598
955 Liberty Global plc, Class A
a
26,492
1,904 Lions Gate Entertainment
Corporation, Class B
a
29,303
26,110 Live Nation Entertainment, Inc.
a
3,125,106
10,848 Lumen Technologies, Inc. 136,142
19,250 Match Group, Inc.
a
2,545,812
1,758 MediaAlpha , Inc.
a
27,143
35,640 Meta Platforms, Inc.
a
11,987,514
3,673 Nexstar Broadcasting Group, Inc. 554,550
9,990 Omnicom Group, Inc. 731,967
76,806 QuinStreet , Inc.
a
1,397,101
3,564 RingCentral, Inc.
a
667,715
10,543 Telephone & Data Systems, Inc. 212,441
79,600 Twitter, Inc.
a
3,440,312
614 United States Cellular Corporation
a
19,353
29,761 Upwork , Inc.
a
1,016,636
78,872 Verizon Communications, Inc. 4,098,189
1,335 ViacomCBS , Inc. 40,290
422 Walt Disney Company
a
65,364
16,266 Zillow Group, Inc.
a
1,012,071
21,575 ZoomInfo Technologies, Inc.
a
1,385,115
Total 71,351,359
Consumer Discretionary (6.1%)
900 Adient plc
a
43,092
5,431 Amazon.com, Inc.
a
18,108,801
4,966 American Axle & Manufacturing
Holdings, Inc.
a
46,333
43,509 Aptiv plc
a
7,176,810
1,083 AutoZone, Inc.
a
2,270,390
23,899 Bally's Corporation
a
909,596
1,380 BJ's Restaurants, Inc.
a
47,679
228 Booking Holdings, Inc.
a
547,024
869 Bright Horizons Family Solutions,
Inc.
a
109,390
8,458 Brinker International, Inc.
a
309,478
1,406 Brunswick Corporation 141,626
6,427 Burlington Stores, Inc.
a
1,873,535
21,513 Caesars Entertainment, Inc.
a
2,012,111
6,988 Carvana Company
a
1,619,749
25,731 Cedar Fair, LP
a
1,288,094
1,576 Cheesecake Factory, Inc.
a
61,700
10,149 Chegg , Inc.
a
311,574
15,164 Chewy, Inc.
a,b
894,221
7,570 Chico's FAS, Inc.
a
40,727
3,522 Chipotle Mexican Grill, Inc.
a
6,157,336
10,858 Choice Hotels International, Inc. 1,693,739
304 Churchill Downs, Inc. 73,234
14,042 Cimpress plc
a
1,005,548
47,653 Clarus Corporation 1,320,941
Shares Common Stock (50.2%) Value
Consumer Discretionary (6.1%) - continued
87,198 Cooper-Standard Holdings, Inc.
a
$ 1,954,107
1,682 Cracker Barrel Old Country Store,
Inc. 216,372
3,948 Culp, Inc. 37,545
13,759 D.R. Horton, Inc. 1,492,164
3,708 Dana, Inc. 84,617
7,422 Darden Restaurants, Inc. 1,118,050
738 Deckers Outdoor Corporation
a
270,337
1,606 Denny's Corporation
a
25,696
1,797 Dick's Sporting Goods, Inc.
b
206,637
908 Dorman Products, Inc.
a
102,613
70,937 Duluth Holdings, Inc.
a
1,076,824
9,150 Emerald Holding, Inc.
a
36,326
210,164 Everi Holdings, Inc.
a
4,487,001
3,822 Expedia Group, Inc.
a
690,712
19,950 Farfetch , Ltd.
a
666,929
15,301 Five Below, Inc.
a
3,165,624
6,497 Foot Locker, Inc. 283,464
24,591 Gap, Inc. 434,031
1,691 Garmin, Ltd. 230,263
23,868 Gentex Corporation 831,800
1,140 G-III Apparel Group, Ltd.
a
31,510
14,373 Goodyear Tire & Rubber
Company
a
306,432
89 Graham Holdings Company 56,055
2,600 Grand Canyon Education, Inc.
a
222,846
648 Group 1 Automotive, Inc. 126,503
6,353 Groupon, Inc.
a
147,135
14,819 Hanesbrands, Inc. 247,774
26,771 Harley-Davidson, Inc. 1,008,999
6,180 Home Depot, Inc. 2,564,762
3,343 KB Home 149,532
25,083 Kohl's Corporation 1,238,849
8,589 Lear Corporation 1,571,358
45,918 Leggett & Platt, Inc. 1,889,985
6,980 Lithia Motors, Inc. 2,072,711
18,832 Lowe's Companies, Inc. 4,867,695
3,030 Lululemon Athletica , Inc.
a
1,186,094
2,326 M.D.C. Holdings, Inc. 129,861
718 Macy's, Inc. 18,797
30,294 Magnite , Inc.
a
530,145
31 Marriott Vacations Worldwide
Corporation 5,238
4,447 McDonald's Corporation 1,192,107
24,747 Miller Industries, Inc. 826,550
4,422 Mohawk Industries, Inc.
a
805,600
239 Murphy USA, Inc. 47,618
2,341 NIKE, Inc. 390,174
13,463 Nordstrom, Inc.
a,b
304,533
8,376 Norwegian Cruise Line Holdings,
Ltd.
a
173,718
636 NVR, Inc.
a
3,758,041
12,285 Papa John's International, Inc. 1,639,679
28,019 Penn National Gaming, Inc.
a
1,452,785
4,004 Perdoceo Education Corporation
a
47,087
29,405 Planet Fitness, Inc.
a
2,663,505
224 Pool Corporation 126,784
494 Poshmark , Inc.
a
8,413
618 Purple Innovation, Inc.
a
8,201
3,543 PVH Corporation 377,861
35,301 Qurate Retail, Inc. 268,288
956 RH
a
512,359
16,505 Ross Stores, Inc. 1,886,191
2,662 Ruth's Hospitality Group, Inc.
a
52,974
25,901 Skyline Champion Corporation
a
2,045,661

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.2%) Value
Consumer Discretionary (6.1%) - continued
14,416 Sleep Number Corporation
a
$ 1,104,266
20,723 Sony Group Corporation ADR 2,619,387
33,282 Stoneridge, Inc.
a
656,987
1,494 Strategic Education, Inc. 86,413
10,737 Tapestry, Inc. 435,922
3,892 Target Corporation 900,764
31,221 Taylor Morrison Home Corporation
a
1,091,486
13,174 Tenneco, Inc.
a
148,866
9,615 Tesla, Inc.
a
10,160,940
1,748 Thor Industries, Inc. 181,390
128,987 ThredUp , Inc.
a
1,645,874
11,207 Toll Brothers, Inc. 811,275
1,292 TopBuild Corporation
a
356,476
22,800 Tri Pointe Homes, Inc.
a
635,892
12,401 TripAdvisor, Inc.
a
338,051
10,361 Tupperware Brands Corporation
a
158,420
3,654 Ulta Beauty, Inc.
a
1,506,690
2,546 Urban Outfitters, Inc.
a
74,751
876 Vail Resorts, Inc. 287,240
8,773 Weight Watchers International,
Inc.
a
141,508
197 Williams-Sonoma, Inc. 33,319
7,325 Wingstop , Inc. 1,265,760
3,864 Wolverine World Wide, Inc. 111,322
1,665 Workhorse Group, Inc.
a
7,259
22,880 Wyndham Hotels & Resorts, Inc. 2,051,192
5,710 Xometry , Inc.
a,b
292,638
5,840 Yum! Brands, Inc. 810,942
23,887 Zumiez , Inc.
a
1,146,337
Total 131,495,617
Consumer Staples (1.8%)
17,947 Beyond Meat, Inc.
a,b
1,169,426
26,269 BJ's Wholesale Club Holdings,
Inc.
a
1,759,235
862 Boston Beer Company, Inc.
a
435,396
1,098 Casey's General Stores, Inc. 216,690
7,500 Colgate-Palmolive Company 640,050
3,732 Costco Wholesale Corporation 2,118,656
10,814 Coty, Inc.
a
113,547
10,564 Darling Ingredients, Inc.
a
731,980
59,097 e.l.f . Beauty, Inc.
a
1,962,611
18,765 Hain Celestial Group, Inc.
a
799,577
1,808 Hershey Company 349,794
2,265 Ingredion, Inc. 218,890
8,188 John B. Sanfilippo & Son, Inc. 738,230
5,851 Kimberly-Clark Corporation 836,225
58,218 Lamb Weston Holdings, Inc. 3,689,857
135 Medifast , Inc. 28,273
5,889 Molson Coors Beverage Company 272,955
10,354 Monster Beverage Corporation
a
994,398
376 PepsiCo, Inc. 65,315
2,512 Performance Food Group
Company
a
115,276
51,820 Philip Morris International, Inc. 4,922,900
28 PriceSmart , Inc. 2,049
99,747 Primo Water Corporation 1,758,540
6,958 Procter & Gamble Company 1,138,190
360 Seneca Foods Corporation
a
17,262
15,647 Sprouts Farmers Markets, Inc.
a
464,403
17,099 Sysco Corporation 1,343,126
68,106 Turning Point Brands, Inc. 2,573,045
3,939 US Foods Holding Corporation
a
137,195
Shares Common Stock (50.2%) Value
Consumer Staples (1.8%) - continued
54,419 Walmart, Inc. $ 7,873,885
Total 37,486,976
Energy (1.1%)
25,658 Antero Midstream Corporation 248,369
33,380 Antero Resources Corporation
a
584,150
64,863 APA Corporation 1,744,166
7,652 Archrock , Inc. 57,237
48,036 BP plc ADR 1,279,199
240 Callon Petroleum Company
a
11,340
10,159 Centennial Resource
Development, Inc.
a
60,751
4,347 ChampionX Corporation
a
87,853
2,854 Chevron Corporation 334,917
9,760 Comstock Resources, Inc.
a
78,958
28,837 ConocoPhillips 2,081,455
6,595 Continental Resources, Inc. 295,192
3,451 Core Laboratories NV 76,992
97,921 Devon Energy Corporation 4,313,420
8,331 Diamondback Energy, Inc. 898,498
1,079 DT Midstream, Inc. 51,770
11,227 EnLink Midstream, LLC 77,354
73,948 Enterprise Products Partners, LP 1,623,898
7,697 EOG Resources, Inc. 683,725
348 EQT Corporation
a
7,590
2,478 Equitrans Midstream Corporation 25,623
1,862 Exterran Corporation
a
5,549
2,853 Exxon Mobil Corporation 174,575
47,115 Halliburton Company 1,077,520
3,345 Helix Energy Solutions Group, Inc.
a
10,436
55,102 Helmerich & Payne, Inc. 1,305,917
10,715 HollyFrontier Corporation 351,238
56,351 Marathon Oil Corporation 925,283
16,946 Marathon Petroleum Corporation 1,084,375
113 Matador Resources Company 4,172
34,426 Nine Energy Service, Inc.
a,b
34,426
907 Northern Oil and Gas, Inc. 18,666
16,708 NOV, Inc. 226,393
2,489 Oceaneering International, Inc.
a
28,151
961 Par Pacific Holdings, Inc.
a
15,847
4,794 Peabody Energy Corporation
a
48,276
9,942 Pioneer Natural Resources
Company 1,808,251
11,085 ProPetro Holding Corporation
a
89,788
250 Ranger Oil Corporation, Class A
a
6,730
137 RPC, Inc.
a
622
15,128 SM Energy Company 445,973
43,589 Southwestern Energy Company
a
203,125
27,573 Talos Energy, Inc.
a
270,215
2,216 Targa Resources Corporation 115,764
124,750 TechnipFMC plc
a
738,520
23,418 Transocean, Ltd.
a,b
64,634
6,886 Valero Energy Corporation 517,207
3,408 World Fuel Services Corporation 90,210
Total 24,284,320
Financials (6.8%)
45,541 Air Lease Corporation 2,014,278
1,530 Alleghany Corporation
a
1,021,413
21,733 Ally Financial, Inc. 1,034,708
10,503 American Equity Investment Life
Holding Company 408,777
18,662 American Express Company 3,053,103
6,176 American Financial Group, Inc. 848,088

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.2%) Value
Financials (6.8%) - continued
15,672 Ameris Bancorp $ 778,585
14,398 Annaly Capital Management, Inc. 112,592
7,709 Apollo Commercial Real Estate
Finance, Inc. 101,450
29,827 Arch Capital Group, Ltd.
a
1,325,810
8,132 Arthur J. Gallagher & Company 1,379,756
744 Artisan Partners Asset
Management, Inc. 35,444
43,337 Assured Guaranty, Ltd. 2,175,517
99,292 Bank of America Corporation 4,417,501
417 Bank of Marin Bancorp 15,525
26,925 Bank of N.T. Butterfield & Son, Ltd. 1,026,112
3,849 BankFinancial Corporation 41,069
11,717 BankUnited , Inc. 495,746
6,924 Banner Corporation 420,079
4,876 Berkshire Hathaway, Inc.
a
1,457,924
2,230 BlackRock, Inc. 2,041,699
1,752 Blackstone Mortgage Trust, Inc. 53,646
63,589 Bridgewater Bancshares, Inc.
a
1,124,889
8,306 Brighthouse Financial, Inc.
a
430,251
1,151 BrightSpire Capital, Inc. 11,809
2,167 Brookline Bancorp, Inc. 35,084
1,441 Brown & Brown, Inc. 101,274
51,312 Byline Bancorp, Inc. 1,403,383
10,688 Capital One Financial Corporation 1,550,722
3,501 Cboe Global Markets, Inc. 456,530
16,794 Central Pacific Financial
Corporation 473,087
89,330 Charles Schwab Corporation 7,512,653
9,471 Chimera Investment Corporation 142,823
13,872 Chubb, Ltd. 2,681,596
5,366 Cincinnati Financial Corporation 611,348
29,014 Citigroup, Inc. 1,752,155
9,751 Citizens Financial Group, Inc. 460,735
8,134 CNO Financial Group, Inc. 193,915
4,641 Coinbase Global, Inc.
a
1,171,249
56,915 Columbia Banking System, Inc. 1,862,259
19,739 Comerica, Inc. 1,717,293
12,413 Community Trust Bancorp, Inc. 541,331
14,492 Customers Bancorp, Inc.
a
947,342
27 Diamond Hill Investment Group,
Inc. 5,244
143 Dime Community Bancshares, Inc. 5,028
9,556 Discover Financial Services 1,104,291
4,556 Ellington Residential Mortgage
REIT 47,337
1,613 Enova International, Inc.
a
66,068
28,172 Enterprise Financial Services
Corporation 1,326,619
60,718 Equitable Holdings, Inc. 1,990,943
7,745 Essent Group, Ltd. 352,630
70,722 F.N.B. Corporation 857,858
370 FactSet Research Systems, Inc. 179,824
1,435 Federated Hermes, Inc. 53,927
7,137 Financial Institutions, Inc. 226,957
188 First American Financial
Corporation 14,707
29,122 First Bancorp 401,301
3,780 First Busey Corporation 102,514
6,143 First Financial Corporation 278,216
39,027 First Horizon Corporation 637,311
576 First Mid-Illinois Bancshares, Inc. 24,647
486 First of Long Island Corporation 10,493
11,749 First Republic Bank 2,426,286
3,189 Flushing Financial Corporation 77,493
Shares Common Stock (50.2%) Value
Financials (6.8%) - continued
21,438 Franklin Resources, Inc. $ 717,959
36,446 Fulton Financial Corporation 619,582
15,321 Glacier Bancorp, Inc. 868,701
3,725 Granite Point Mortgage Trust, Inc. 43,620
10,368 Great Southern Bancorp, Inc. 614,304
17,672 Hamilton Lane, Inc. 1,831,173
23,837 Hancock Whitney Corporation 1,192,327
25,839 Hanmi Financial Corporation 611,868
5,363 Hanover Insurance Group, Inc. 702,875
55,908 Heartland Financial USA, Inc. 2,829,504
1,298 Heritage Financial Corporation 31,723
3,335 HomeStreet , Inc. 173,420
6,908 Hometrust Bancshares, Inc. 214,010
91,091 Hope Bancorp, Inc. 1,339,949
5,876 Horizon Bancorp, Inc. 122,515
9,304 Houlihan Lokey , Inc. 963,150
13,956 Independent Bank Corporation 333,130
70 International Bancshares
Corporation 2,967
35,705 Invesco Mortgage Capital, Inc. 99,260
26,703 Invesco, Ltd. 614,703
27,925 J.P. Morgan Chase & Company 4,421,924
900 Jefferies Financial Group, Inc. 34,920
19,010 Kinsale Capital Group, Inc. 4,522,289
1,188 Ladder Capital Corporation 14,244
2,445 Lakeland Bancorp, Inc. 46,431
5,811 Lincoln National Corporation 396,659
94 LPL Financial Holdings, Inc. 15,048
10,621 M&T Bank Corporation 1,631,173
8,385 Marsh & McLennan Companies,
Inc. 1,457,481
3,614 Mercantile Bank Corporation 126,598
21 Merchants Bancorp 994
5,924 MetLife, Inc. 370,191
23,809 MFA Financial, Inc. 108,569
11,531 Midland States Bancorp, Inc. 285,854
12,255 MidWestOne Financial Group, Inc. 396,694
5,204 Moody's Corporation 2,032,578
32,573 Morgan Stanley 3,197,366
3,855 MSCI, Inc. 2,361,920
13,820 Navient Corporation 293,260
10,066 NMI Holdings, Inc.
a
219,942
6,025 Northern Trust Corporation 720,650
6,356 OceanFirst Financial Corporation 141,103
3,325 OFG Bancorp 88,312
2,692 Old Second Bancorp, Inc. 33,892
11,547 OneMain Holdings, Inc. 577,812
317 Peapack -Gladstone Financial
Corporation 11,222
195 Peoples Bancorp, Inc. 6,203
21,523 Popular, Inc. 1,765,747
5,242 Premier Financial Corporation 162,030
10,092 Primerica, Inc. 1,546,801
5,447 QCR Holdings, Inc. 305,032
62,953 Radian Group, Inc. 1,330,197
34,861 Raymond James Financial, Inc. 3,500,044
6,625 Reinsurance Group of America,
Inc. 725,371
14,440 S&P Global, Inc. 6,814,669
179 S&T Bancorp, Inc. 5,642
53,616 Seacoast Banking Corporation of
Florida 1,897,470
10,722 SEI Investments Company 653,399
6,501 Selective Insurance Group, Inc. 532,692
6,910 Signature Bank 2,235,178

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.2%) Value
Financials (6.8%) - continued
6,074 Starwood Property Trust, Inc. $ 147,598
25,942 State Street Corporation 2,412,606
6,045 Synchrony Financial 280,428
40,397 Synovus Financial Corporation 1,933,804
1,384 Territorial Bancorp, Inc. 34,946
21,472 Texas Capital Bancshares, Inc.
a
1,293,688
4,136 Torchmark Corporation 387,626
1,300 Towne Bank 41,067
5,811 TPG RE Finance Trust, Inc. 71,592
14,275 Tradeweb Markets, Inc. 1,429,499
1,450 TriCo Bancshares 62,292
19,628 Triumph Bancorp, Inc.
a
2,337,302
33,726 Truist Financial Corporation 1,974,657
7,263 TrustCo Bank Corporation NY 241,931
15,958 Two Harbors Investment
Corporation 92,078
43,075 Umpqua Holdings Corporation 828,763
599 Univest Financial Corporation 17,922
41,800 Unum Group 1,027,026
535 Washington Trust Bancorp, Inc. 30,158
62,258 Wells Fargo & Company 2,987,139
49,151 Western Alliance Bancorp 5,291,105
8,293 Western Asset Mortgage Capital
Corporation 17,498
8,265 Wintrust Financial Corporation 750,627
29,643 Zions Bancorporation NA 1,872,252
3,757 Zurich Insurance Group AG 1,645,863
Total 145,754,052
Health Care (6.4%)
11,245 908 Devices, Inc.
a
290,908
2,730 Abbott Laboratories 384,220
15,667 AbbVie, Inc. 2,121,312
22,080 ACADIA Pharmaceuticals, Inc.
a
515,347
42,308 Adaptive Biotechnologies
Corporation
a
1,187,162
7,061 Agilent Technologies, Inc. 1,127,289
80,151 Agilon Health, Inc.
a
2,164,077
997 Align Technology, Inc.
a
655,208
6,071 Allogene Therapeutics, Inc.
a
90,579
1,157 Amedisys , Inc.
a
187,295
3,091 American Well Corporation
a
18,670
15,310 Amgen, Inc. 3,444,291
10,424 Anthem, Inc. 4,831,941
105 Arcutis Biotherapeutics , Inc.
a
2,178
1,935 Arena Pharmaceuticals, Inc.
a
179,839
5,902 Argenx SE ADR
a
2,066,821
10,765 Ascendis Pharma AS ADR
a
1,448,215
2,230 Atea Pharmaceuticals, Inc.
a
19,936
49,298 Avantor , Inc.
a
2,077,418
32,136 Axonics Modulation Technologies,
Inc.
a
1,799,616
8,795 Baxter International, Inc. 754,963
1,600 Becton, Dickinson and Company 402,368
6,108 Biogen, Inc.
a
1,465,431
4,905 Biohaven Pharmaceutical Holding
Company, Ltd.
a
675,958
173 Bio-Rad Laboratories, Inc.
a
130,714
5,460 Bio- Techne Corporation 2,824,676
512 Boston Scientific Corporation
a
21,750
749 Bristol-Myers Squibb Company 46,700
36,196 Centene Corporation
a
2,982,550
994 Cerner Corporation 92,313
6,261 Charles River Laboratories
International, Inc.
a
2,359,020
Shares Common Stock (50.2%) Value
Health Care (6.4%) - continued
368 Chemed Corporation $ 194,687
8,889 Cigna Holding Company 2,041,181
3,688 Cooper Companies, Inc. 1,545,051
3,101 Covetrus , Inc.
a
61,927
1,409 CRISPR Therapeutics AG
a
106,774
885 CryoLife , Inc.
a
18,010
13,657 CVS Health Corporation 1,408,856
12,298 Danaher Corporation 4,046,165
2,511 Dentsply Sirona, Inc. 140,089
695 DermTech , Inc.
a
10,981
8,171 DexCom , Inc.
a
4,387,418
1,747 Editas Medicine, Inc.
a
46,383
25,824 Edwards Lifesciences Corporation
a
3,345,499
1,859 Elanco Animal Health, Inc.
a
52,758
4,003 Emergent Biosolutions , Inc.
a
174,010
1,973 Encompass Health Corporation 128,758
648 Exact Sciences Corporation
a
50,434
316 Generation Bio Company
a
2,237
22,514 Gilead Sciences, Inc. 1,634,742
22,893 GlaxoSmithKline plc ADR
b
1,009,581
3,686 Global Blood Therapeutics, Inc.
a
107,889
1,218 Globus Medical, Inc.
a
87,940
25,715 GoodRx Holdings, Inc.
a,b
840,366
17,681 Guardant Health, Inc.
a
1,768,454
883 Haemonetics Corporation
a
46,834
33,845 Halozyme Therapeutics, Inc.
a
1,360,907
8,575 HCA Healthcare, Inc. 2,203,089
5,387 HealthEquity , Inc.
a
238,321
764 Henry Schein, Inc.
a
59,233
1,034 ICU Medical, Inc.
a
245,410
656 Illumina, Inc.
a
249,569
25,396 Immunocore Holdings plc ADR
a
869,559
7,306 Inari Medical, Inc.
a
666,819
489 Incyte Corporation
a
35,893
7,792 Inspire Medical Systems, Inc.
a
1,792,627
10,241 Insulet Corporation
a
2,724,823
1,709 Integra LifeSciences Holdings
Corporation
a
114,486
11,452 Intuitive Surgical, Inc.
a
4,114,704
363 Invitae Corporation
a
5,543
50,015 Ionis Pharmaceuticals, Inc.
a
1,521,956
3,421 IQVIA Holding, Inc.
a
965,201
30,194 Johnson & Johnson 5,165,288
1,540 Laboratory Corporation of America
Holdings
a
483,883
118,223 Lantheus Holdings, Inc.
a
3,415,462
815 Maravai LifeSciences Holdings,
Inc.
a
34,148
968 Masimo Corporation
a
283,411
35,608 Medtronic plc 3,683,648
51,496 Merck & Company, Inc. 3,946,653
1,676 Molina Healthcare, Inc.
a
533,102
210 Morphic Holding, Inc.
a
9,950
37,108 MultiPlan Corporation
a
164,388
14,858 Natera , Inc.
a
1,387,589
2,679 National HealthCare Corporation 182,011
403 Neogen Corporation
a
18,300
20,757 Nevro Corporation
a
1,682,770
20,760 Novo Nordisk AS ADR 2,325,120
17,981 NuVasive , Inc.
a
943,643
177 Orthofix Medical, Inc.
a
5,503
824 Pennant Group, Inc.
a
19,018
29,250 Phreesia , Inc.
a
1,218,555
736 Prelude Therapeutics, Inc.
a
9,163
4,112 Premier, Inc. 169,291

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.2%) Value
Health Care (6.4%) - continued
46,979 Progyny , Inc.
a
$ 2,365,393
810 Prothena Corporation plc
a
40,014
25,221 Pulmonx Corporation
a
808,837
201 Reata Pharmaceuticals, Inc.
a
5,300
395 Regeneron Pharmaceuticals, Inc.
a
249,450
13,213 Repligen Corporation
a
3,499,331
316 Rubius Therapeutics, Inc.
a
3,059
4,341 Sage Therapeutics, Inc.
a
184,666
9,075 Sarepta Therapeutics, Inc.
a
817,204
8,131 Signify Health, Inc.
a
115,623
29,205 Silk Road Medical, Inc.
a
1,244,425
1,537 STAAR Surgical Company
a
140,328
7,487 Stryker Corporation 2,002,174
33,126 Syneos Health, Inc.
a
3,401,378
12,405 Teladoc Health, Inc.
a
1,139,027
2,570 Teleflex, Inc. 844,194
1,577 Tenet Healthcare Corporation
a
128,825
5,599 Thermo Fisher Scientific, Inc. 3,735,877
8,993 Tilray , Inc.
a,b
63,221
12,536 Travere Therapeutics, Inc.
a
389,117
4,342 Turning Point Therapeutics, Inc.
a
207,113
465 U.S. Physical Therapy, Inc. 44,431
1,914 Ultragenyx Pharmaceutical, Inc.
a
160,948
2,938 uniQure NV
a
60,934
3,940 UnitedHealth Group, Inc. 1,978,432
924 Universal Health Services, Inc. 119,806
284 Vaxcyte , Inc.
a
6,756
3,721 Veeva Systems, Inc.
a
950,641
2,020 Viatris , Inc. 27,331
117,954 Viemed Healthcare, Inc.
a
615,720
20,930 Vor BioPharma , Inc.
a
243,207
2,551 VYNE Therapeutics, Inc.
a
2,602
645 Waters Corporation
a
240,327
10,409 Zimmer Biomet Holdings, Inc. 1,322,359
28,790 Zoetis, Inc. 7,025,624
19,668 Zymeworks , Inc.
a
322,359
Total 136,980,858
Industrials (7.6%)
2,437 A.O. Smith Corporation 209,216
8,083 Advanced Drainage Systems, Inc. 1,100,339
8,930 AECOM
a
690,735
465 Allegion plc 61,585
29,978 Altra Industrial Motion Corporation 1,545,965
16,982 AMETEK, Inc. 2,497,033
1,704 Armstrong World Industries, Inc. 197,868
41,113 ASGN, Inc.
a
5,073,344
7,752 AZZ, Inc. 428,608
578 Babcock & Wilcox Enterprises,
Inc.
a
5,214
68,075 Badger Infrastructure Solutions,
Ltd. 1,710,822
5,327 Canadian Pacific Railway, Ltd. 383,224
16,573 Carlisle Companies, Inc. 4,112,093
589 Caterpillar, Inc. 121,770
10,102 CBIZ, Inc.
a
395,190
20,605 Chart Industries, Inc.
a
3,286,291
899 Covenant Logistics Group, Inc.
a
23,761
41,785 Crane Company 4,250,788
4,055 CSW Industrials, Inc. 490,087
42,343 CSX Corporation 1,592,097
1,428 Cummins, Inc. 311,504
22,230 Curtiss-Wright Corporation 3,082,634
947 Deere & Company 324,717
46,643 Delta Air Lines, Inc.
a
1,822,808
Shares Common Stock (50.2%) Value
Industrials (7.6%) - continued
88 Douglas Dynamics, Inc. $ 3,437
4,425 Dover Corporation 803,580
46,124 Driven Brands Holdings, Inc.
a
1,550,689
36,447 Dun & Bradstreet Holdings, Inc.
a
746,799
6,430 EMCOR Group, Inc. 819,118
8,312 Emerson Electric Company 772,767
1,868 Expeditors International of
Washington, Inc. 250,854
17,382 Fastenal Company 1,113,491
79,239 First Advantage Corporation
a
1,508,711
6,150 Flowserve Corporation 188,190
6,326 Forrester Research, Inc.
a
371,526
26,872 Forward Air Corporation 3,253,930
1,886 GATX Corporation 196,502
6,308 Generac Holdings, Inc.
a
2,219,911
13,955 General Dynamics Corporation 2,909,199
1,167 Gorman-Rupp Company 51,990
16,251 GrafTech International, Ltd. 192,249
399 GXO Logistics, Inc.
a
36,241
11,249 Helios Technologies, Inc. 1,183,057
10,118 Honeywell International, Inc. 2,109,704
87,727 Howmet Aerospace, Inc. 2,792,350
7,357 Hubbell, Inc. 1,532,242
254 ICF International, Inc. 26,048
13,655 IDEX Corporation 3,226,950
2,699 Illinois Tool Works, Inc. 666,113
1,143 ITT Corporation 116,803
334 JB Hunt Transport Services, Inc. 68,270
1,106 JetBlue Airways Corporation
a
15,749
26,908 Johnson Controls International plc 2,187,889
4,275 Kennametal, Inc. 153,515
11,695 L3Harris Technologies, Inc. 2,493,842
9,426 Landstar System, Inc. 1,687,443
1,094 Lennox International, Inc. 354,850
30,758 Lincoln Electric Holdings, Inc. 4,289,818
2,503 Linde plc 867,114
5,837 Lockheed Martin Corporation 2,074,528
26,556 ManpowerGroup , Inc. 2,584,695
1,129 Masonite International
Corporation
a
133,166
15,204 Mercury Systems, Inc.
a
837,132
115,351 Meritor, Inc.
a
2,858,398
30,690 Middleby Corporation
a
6,038,564
6,956 MSC Industrial Direct Company,
Inc. 584,721
31,440 NAPCO Security Technologies,
Inc.
a
1,571,371
2,224 Nikola Corporation
a,b
21,951
986 Nordson Corporation 251,696
10,434 Norfolk Southern Corporation 3,106,306
12,180 Nutrien , Ltd. 915,936
7,689 nVent Electric plc 292,182
6,966 Old Dominion Freight Line, Inc. 2,496,475
8,468 Parker-Hannifin Corporation 2,693,840
6,347 Pitney Bowes, Inc. 42,081
3,285 Proto Labs, Inc.
a
168,685
1,456 Quad/Graphics, Inc.
a
5,824
8,977 Quanta Services, Inc. 1,029,303
47,722 Ranpak Holdings Corporation
a
1,793,393
17,473 Raytheon Technologies
Corporation 1,503,726
7,078 RBC Bearings, Inc.
a
1,429,544
42,259 Regal Rexnord Corporation 7,191,637
36,133 Rush Enterprises, Inc. 2,010,440
892 Ryder System, Inc. 73,528

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.2%) Value
Industrials (7.6%) - continued
3,764 Saia, Inc.
a
$ 1,268,581
6,622 Simpson Manufacturing Company,
Inc. 920,922
4,054 SkyWest, Inc.
a
159,322
1,491 Snap-On, Inc. 321,132
14,802 Southwest Airlines Company
a
634,118
11,088 Standex International Corporation 1,226,998
68,048 Summit Materials, Inc.
a
2,731,447
98,476 Sun Country Airlines Holdings,
Inc.
a
2,683,471
2,707 Sunrun , Inc.
a
92,850
2,513 Technip Energies NV ADR
a
36,438
4,110 Teledyne Technologies, Inc.
a
1,795,618
2,769 Tennant Company 224,400
12 Tetra Tech, Inc. 2,038
685 Thermon Group Holdings, Inc.
a
11,597
15,207 Timken Company 1,053,693
325 Toro Company 32,471
3,153 Trane Technologies plc 637,001
23,687 TransUnion 2,808,804
11,298 Trex Company, Inc.
a
1,525,569
6,925 TriMas Corporation 256,225
7,145 Tutor Perini Corporation
a
88,384
97,741 Uber Technologies, Inc.
a
4,098,280
548 UniFirst Corporation 115,299
10,388 Union Pacific Corporation 2,617,049
16,502 United Parcel Service, Inc. 3,537,039
14,365 United Rentals, Inc.
a
4,773,346
1,556 Univar, Inc.
a
44,113
62,282 US Ecology, Inc.
a
1,989,287
3,163 Valmont Industries, Inc. 792,332
22,599 Vicor Corporation
a
2,869,621
2,628 Waste Connections, Inc. 358,118
1,563 Watsco , Inc. 489,031
250 Watts Water Technologies, Inc. 48,543
5,621 Werner Enterprises, Inc. 267,897
10,292 WESCO International, Inc.
a
1,354,324
106,885 WillScot Mobile Mini Holdings
Corporation
a
4,365,183
2,063 Woodward, Inc. 225,816
2,630 Xylem, Inc. 315,390
Total 162,959,503
Information Technology (11.8%)
3,943 Accenture plc 1,634,571
3,566 ACI Worldwide, Inc.
a
123,740
12,121 Adobe, Inc.
a
6,873,334
8,713 Advanced Energy Industries, Inc. 793,406
5,907 Advanced Micro Devices, Inc.
a
850,017
25,904 Agilysys , Inc.
a
1,151,692
38,823 Alignment Healthcare, Inc.
a
545,851
26,309 Allegro MicroSystems , Inc.
a
951,860
17,514 Alliance Data Systems Corporation 1,165,907
808 Alteryx , Inc.
a
48,884
37,619 Amphenol Corporation 3,290,158
16,133 Anaplan, Inc.
a
739,698
2,552 ANSYS, Inc.
a
1,023,658
150,902 Apple, Inc. 26,795,668
26,559 AppLovin Corporation
a,b
2,503,451
399 Arrow Electronics, Inc.
a
53,574
1,692 Autodesk, Inc.
a
475,773
769 Automatic Data Processing, Inc. 189,620
13,437 Avalara, Inc.
a
1,734,851
17,745 Axcelis Technologies, Inc.
a
1,323,067
37,477 Bandwidth, Inc.
a
2,689,350
Shares Common Stock (50.2%) Value
Information Technology (11.8%) - continued
882 Benchmark Electronics, Inc. $ 23,902
34,975 BigCommerce Holdings, Inc.
a
1,237,066
15,175 Bill.com Holdings, Inc.
a
3,780,851
31,368 Block, Inc.
a
5,066,246
2,548 Broadcom, Inc. 1,695,465
711 Broadridge Financial Solutions,
Inc. 129,985
1,586 CACI International, Inc.
a
426,967
2,903 Cadence Design Systems, Inc.
a
540,974
42,587 Calix, Inc.
a
3,405,682
5,333 CDK Global, Inc. 222,599
3,399 CDW Corporation 696,047
27,875 Ciena Corporation
a
2,145,539
85,649 Cisco Systems, Inc. 5,427,577
38,318 Cognex Corporation 2,979,608
18,276 Computer Services, Inc. 972,283
531 Concentrix Corporation 94,847
8,330 Coupa Software, Inc.
a
1,316,556
362 CTS Corporation 13,293
15,021 Descartes Systems Group, Inc.
a
1,241,936
446 Digital Turbine, Inc.
a
27,202
1,258 Diodes, Inc.
a
138,141
7,376 DocuSign, Inc.
a
1,123,439
31,689 Dolby Laboratories, Inc. 3,017,427
25,679 Dropbox, Inc.
a
630,163
10,400 DXC Technology Company
a
334,776
8,080 Elastic NV
a
994,567
7,096 Endava plc ADR
a
1,191,560
2,667 EPAM Systems, Inc.
a
1,782,756
5,404 ePlus , Inc.
a
291,168
3,650 Euronet Worldwide, Inc.
a
434,971
205 ExlService Holdings, Inc.
a
29,678
1,036 eXp World Holdings, Inc. 34,903
1,121 F5, Inc.
a
274,320
528 Fair Isaac Corporation
a
228,978
7,489 Fidelity National Information
Services, Inc. 817,424
25,453 Five9, Inc.
a
3,495,206
4,450 FLEETCOR Technologies, Inc.
a
996,088
92 Genpact , Ltd. 4,883
87,592 Gilat Satellite Networks, Ltd. 619,275
11,529 Global Payments, Inc. 1,558,490
26,995 Hewlett Packard Enterprise
Company 425,711
2,761 HubSpot , Inc.
a
1,819,913
382 I3 Verticals, Inc.
a
8,706
6,126 Intel Corporation 315,489
8,421 Jack Henry & Associates, Inc. 1,406,223
2,909 KLA-Tencor Corporation 1,251,190
51,497 Knowles Corporation
a
1,202,455
3,778 Lam Research Corporation 2,716,949
19,098 Lattice Semiconductor
Corporation
a
1,471,692
4,016 Littelfuse , Inc. 1,263,755
25,377 LivePerson , Inc.
a
906,466
27,248 LiveRamp Holding, Inc.
a
1,306,542
740 Loyalty Ventures, Inc.
a
22,252
1,218 Manhattan Associates, Inc.
a
189,387
26,287 Mastercard , Inc. 9,445,445
2,215 MAXIMUS, Inc. 176,469
274 MaxLinear , Inc.
a
20,657
106,077 Microsoft Corporation 35,675,817
12,786 MKS Instruments, Inc. 2,226,938
9,311 Monolithic Power Systems, Inc. 4,593,396
282 Motorola Solutions, Inc. 76,619

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.2%) Value
Information Technology (11.8%) - continued
28,268 National Instruments Corporation $ 1,234,464
6,154 NCR Corporation
a
247,391
5,643 NetApp, Inc. 519,100
3,119 NICE, Ltd. ADR
a
946,928
6,272 Nova, Ltd.
a
918,848
39,572 NVIDIA Corporation 11,638,521
7,557 Okta , Inc.
a
1,694,053
4,219 Palo Alto Networks, Inc.
a
2,348,970
3,596 Paychex, Inc. 490,854
5,126 Paycom Software, Inc.
a
2,128,264
6,731 Paymentus Holdings, Inc.
a,b
235,450
29,681 PayPal Holdings, Inc.
a
5,597,243
522 Pinterest, Inc.
a
18,975
2,331 Progress Software Corporation 112,517
474 PTC, Inc.
a
57,425
41,623 QUALCOMM, Inc. 7,611,598
7,330 SailPoint Technologies Holdings,
Inc.
a
354,332
25,783 Salesforce.com, Inc.
a
6,552,234
48,084 Samsung Electronics Company,
Ltd. 3,157,915
1,540 ScanSource , Inc.
a
54,023
6,765 Semtech Corporation
a
601,611
7,363 ServiceNow , Inc.
a
4,779,397
69,634 Sierra Wireless, Inc.
a
1,226,951
3,648 SiTime Corporation
a
1,067,186
1,018 SolarEdge Technologies, Inc.
a
285,620
55,708 Sonos , Inc.
a
1,660,098
39,522 Sprout Social, Inc.
a
3,584,250
28,039 STMicroelectronics NV ADR 1,370,546
6,571 TD SYNNEX Corporation 751,460
1,553 TE Connectivity, Ltd. 250,561
100,062 Telefonaktiebolaget LM Ericsson
ADR 1,087,674
24,125 Texas Instruments, Inc. 4,546,839
17,237 Trade Desk, Inc.
a
1,579,599
8,650 Trimble, Inc.
a
754,194
14,004 TTEC Holdings, Inc. 1,268,062
174,644 TTM Technologies, Inc.
a
2,602,196
1,576 Universal Display Corporation 260,087
595 Upland Software, Inc.
a
10,674
1,538 VeriSign, Inc.
a
390,375
428 Vertex, Inc.
a
6,792
3,890 VMware, Inc. 450,773
5,783 WEX, Inc.
a
811,875
29,757 Workiva , Inc.
a
3,882,991
17,589 Xerox Holdings Corporation 398,215
4,105 Zoom Video Communications,
Inc.
a
754,951
4,060 Zscaler , Inc.
a
1,304,600
Total 252,529,721
Materials (1.9%)
525 Alpha Metallurgical Resources,
Inc.
a
32,051
15,589 AptarGroup, Inc. 1,909,341
24,390 Ashland Global Holdings, Inc. 2,625,827
2,428 Avery Dennison Corporation 525,832
47,493 Axalta Coating Systems, Ltd.
a
1,572,968
71 Balchem Corporation 11,971
8,704 Ball Corporation 837,934
402 Cabot Corporation 22,592
39,260 Carpenter Technology Corporation 1,145,999
1,955 Celanese Corporation 328,557
36,051 CF Industries Holdings, Inc. 2,551,690
Shares Common Stock (50.2%) Value
Materials (1.9%) - continued
20,477 Chemours Company $ 687,208
5,752 Cleveland-Cliffs, Inc.
a
125,221
16,977 Compass Minerals International,
Inc. 867,185
4,874 Crown Holdings, Inc. 539,162
22,086 Eastman Chemical Company 2,670,418
8,150 Ferroglobe Representation &
Warranty Insurance Trust
a,c
1
3,408 FMC Corporation 374,505
16,397 Graphic Packaging Holding
Company 319,742
7,817 Huntsman Corporation 272,657
27,596 Ingevity Corporation
a
1,978,633
5,609 Innospec , Inc. 506,717
150,554 Ivanhoe Mines, Ltd.
a
1,228,284
6,943 Kaiser Aluminum Corporation 652,226
15,194 LyondellBasell Industries NV 1,401,343
4,780 Martin Marietta Materials, Inc. 2,105,686
48 Materion Corporation 4,413
3,367 Minerals Technologies, Inc. 246,296
4,168 Myers Industries, Inc. 83,402
2,772 Neenah, Inc. 128,288
7 NewMarket Corporation 2,399
14,739 Nucor Corporation 1,682,457
11,859 O-I Glass, Inc.
a
142,664
5,995 Olin Corporation 344,832
9,274 Quaker Chemical Corporation 2,140,254
579 Ramaco Resources, Inc.
a
7,874
3,296 Reliance Steel & Aluminum
Company 534,677
549 Royal Gold, Inc. 57,760
2,544 Ryerson Holding Corporation 66,271
5,694 Sensient Technologies Corporation 569,742
8,818 Sherwin-Williams Company 3,105,347
1,191 Sonoco Products Company 68,947
19,645 Steel Dynamics, Inc. 1,219,365
2,635 Tronox Holdings plc 63,319
21,134 UFP Technologies, Inc.
a
1,484,875
10,347 United States Lime & Minerals, Inc. 1,334,970
13,019 United States Steel Corporation 309,982
3,261 Westlake Chemical Corporation 316,741
1,983 Worthington Industries, Inc. 108,391
Total 39,317,016
Real Estate (2.4%)
7,174 AGNC Investment Corporation 107,897
34,360 Agree Realty Corporation 2,451,930
4,168 Alexandria Real Estate Equities,
Inc. 929,297
52,529 American Campus Communities,
Inc. 3,009,386
1,777 American Finance Trust, Inc. 16,224
759 Apartment Income REIT
Corporation 41,495
4,521 AvalonBay Communities, Inc. 1,141,959
1,221 Breaemar Hotels & Resorts, Inc.
a
6,227
20,735 Camden Property Trust 3,704,930
4,679 CareTrust REIT, Inc. 106,822
26,728 CBRE Group, Inc.
a
2,900,255
3,350 Cedar Realty Trust, Inc. 84,118
8,046 Colliers International Group, Inc. 1,196,038
539 Community Healthcare Trust, Inc. 25,479
30,267 CubeSmart 1,722,495
46,711 Cushman and Wakefield plc
a
1,038,853
4,232 Digital Realty Trust, Inc. 748,514

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.2%) Value
Real Estate (2.4%) - continued
13,776 Duke Realty Corporation $ 904,257
2,716 EastGroup Properties, Inc. 618,841
20,151 EPR Properties 956,971
47,612 Essential Properties Realty Trust,
Inc. 1,372,654
1,129 Essex Property Trust, Inc. 397,668
2,446 Extra Space Storage, Inc. 554,582
673 Farmland Partners, Inc. 8,042
523 Federal Realty Investment Trust 71,295
22,813 First Industrial Realty Trust, Inc. 1,510,221
5,656 FirstService Corporation 1,111,234
14,550 Four Corners Property Trust, Inc. 427,915
1,251 Getty Realty Corporation 40,145
6,074 Gladstone Commercial
Corporation 156,527
2,470 Gladstone Land Corporation 83,387
12,267 Healthcare Realty Trust, Inc. 388,128
909 Highwoods Properties, Inc. 40,532
77,014 Host Hotels & Resorts, Inc.
a
1,339,273
52,188 Independence Realty Trust, Inc. 1,348,016
3,732 Industrial Logistics Properties Trust 93,487
2,919 Innovative Industrial Properties,
Inc. 767,434
1,533 Jones Lang LaSalle, Inc.
a
412,898
9,446 Kilroy Realty Corporation 627,781
5,724 Life Storage, Inc. 876,802
3,018 Medical Properties Trust, Inc. 71,315
56,203 MGIC Investment Corporation 810,447
14,933 National Retail Properties, Inc. 717,829
74,542 National Storage Affiliates Trust 5,158,306
23,642 New Residential Investment
Corporation 253,206
11,053 NexPoint Residential Trust, Inc. 926,573
2,107 Omega Healthcare Investors, Inc. 62,346
1,921 One Liberty Properties, Inc. 67,773
435 Orion Office REIT, Inc.
a
8,121
1,078 Preferred Apartment Communities,
Inc. 19,469
515 PS Business Parks, Inc. 94,848
4,514 Public Storage, Inc. 1,690,764
14,909 Rayonier, Inc. REIT 601,727
4,359 Realty Income Corporation 312,061
354 Redfin Corporation
a
13,590
38,609 Rexford Industrial Realty, Inc. 3,131,576
9,245 Sabra Health Care REIT, Inc. 125,177
4,096 SBA Communications Corporation 1,593,426
41,329 Service Properties Trust 363,282
9,372 Spirit Realty Capital, Inc. 451,637
13,168 STAG Industrial, Inc. 631,537
16,612 UDR, Inc. 996,554
4,738 UMH Properties, Inc. 129,490
Total 51,571,063
Utilities (1.0%)
14,438 Alliant Energy Corporation 887,504
1,631 American States Water Company 168,711
2,346 Artesian Resources Corporation 108,690
3,703 Avista Corporation 157,340
1,783 Black Hills Corporation 125,826
29,537 CenterPoint Energy, Inc. 824,378
19 Chesapeake Utilities Corporation 2,770
650 Consolidated Edison, Inc. 55,458
1,994 Consolidated Water Company,
Ltd. 21,216
2,159 DTE Energy Company 258,087
Shares Common Stock (50.2%) Value
Utilities (1.0%) - continued
17,135 Duke Energy Corporation $ 1,797,461
24,737 Entergy Corporation 2,786,623
681 Essential Utilities, Inc. 36,563
40,358 Exelon Corporation 2,331,078
44 MGE Energy, Inc. 3,619
247 Middlesex Water Company 29,714
109,319 NiSource, Inc. 3,018,298
14,562 NorthWestern Corporation 832,364
530 Otter Tail Corporation 37,853
17,712 Pinnacle West Capital Corporation 1,250,290
27,046 Portland General Electric
Company 1,431,274
27,195 Sempra Energy 3,597,355
22,248 Spire, Inc. 1,451,014
15,276 UGI Corporation 701,321
32 Unitil Corporation 1,472
2,132 Vistra Energy Corporation 48,546
Total 21,964,825
Total Common Stock
(cost $720,096,607) 1,075,695,310
Shares
Registered Investment
Companies ( 36.3% ) Value
Unaffiliated  (0.7%)
306 Direxion Daily S&P 500 43,883
1,512 ProShares Ultra S&P 500
b
221,311
22,027 SPDR S&P 500 ETF Trust 10,461,944
22,484 SPDR S&P Biotech ETF 2,517,309
11,278 SPDR S&P Oil & Gas Exploration
ETF 1,081,222
Total 14,325,669
Affiliated  (35.6%)
4,736,328 Thrivent Core Emerging Markets
Equity Fund 50,489,251
4,888,000 Thrivent Core International Equity
Fund 53,279,198
5,936,581 Thrivent Core Low Volatility Equity
Fund 79,372,081
4,898,554 Thrivent Global Stock Portfolio 80,299,552
2,310,640 Thrivent High Yield Portfolio 10,752,793
574,200 Thrivent Income Portfolio 6,180,744
13,327,994 Thrivent International Allocation
Portfolio 152,223,015
850,015 Thrivent International Index
Portfolio 11,827,025
4,073,584 Thrivent Large Cap Value Portfolio 98,380,323
1,045,292 Thrivent Limited Maturity Bond
Portfolio 10,427,939
4,869,417 Thrivent Mid Cap Stock Portfolio 134,027,791
3,060,382 Thrivent Small Cap Stock Portfolio 76,936,159
Total 764,195,871
Total Registered Investment
Companies (cost $576,346,799) 778,521,540

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 2.8% ) Value
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
$ 16,697
0.552%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
d
$ 2,333
Sequoia Mortgage Trust
34,544
2.833%,  9/20/2046, Ser.
2007-1, Class 4A1
d
26,721
Total 29,054
Mortgage-Backed Securities (1.2%)
Federal National Mortgage
Association
998,505 2.500%,  12/1/2051 1,025,567
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,323,000 1.500%,  1/1/2037
e
1,326,540
6,342,000 2.000%,  1/1/2037
e
6,493,739
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,325,000 2.000%,  1/1/2052
e,f
5,308,593
4,025,000 2.500%,  1/1/2052
e,f
4,106,463
3,825,000 3.000%,  1/1/2048
e
3,962,559
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
2,600,000 2.500%,  1/1/2052
e
2,662,560
Total 24,886,021
U.S. Government & Agencies (1.6%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,751,558
920,000 2.250%,  11/15/2027 965,892
5,000,000 2.875%,  5/15/2028 5,447,461
170,000 5.250%,  11/15/2028 212,719
125,000 0.875%,  11/15/2030 118,843
90,000 1.125%,  2/15/2031 87,346
3,030,000 1.375%,  11/15/2040 2,761,324
120,000 3.000%,  5/15/2042 142,097
2,413,000 2.500%,  5/15/2046 2,666,836
U.S. Treasury Notes
8,300,000 0.125%,  12/31/2022 8,274,385
100,000 0.125%,  10/15/2023 99,000
500,000 2.125%,  7/31/2024 515,879
2,330,000 2.250%,  11/15/2024 2,415,555
2,040,000 2.125%,  11/30/2024 2,108,053
640,000 2.625%,  1/31/2026 676,725
6,630,000 2.500%,  2/28/2026 6,978,852
300,000 0.750%,  1/31/2028 288,891
Total 35,511,416
Total Long-Term Fixed Income
(cost $59,188,458) 60,426,491
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
7,666,718 Thrivent Cash Management Trust 7,666,718
Total Collateral Held for
Securities Loaned
(cost $7,666,718) 7,666,718
Shares or
Principal
Amount Short-Term Investments ( 11.8% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.040%, 1/6/2022
g,h
$ 100,000
3,900,000 0.042%, 1/19/2022
g,h
3,899,983
200,000 0.050%, 2/2/2022
g,h
199,997
13,100,000 0.035%, 2/9/2022
g,h
13,099,731
100,000 0.037%, 2/11/2022
g,h
99,998
200,000 0.030%, 2/15/2022
g,h
199,995
3,900,000 0.040%, 2/18/2022
g,h
3,899,900
100,000 0.040%, 2/23/2022
g,h
99,997
1,300,000 0.050%, 3/3/2022
g,h
1,299,893
1,600,000 0.040%, 3/16/2022
g,h
1,599,840
Thrivent Core Short-Term Reserve
Fund
22,954,651 0.200% 229,546,505
Total Short-Term Investments
(cost $253,963,839) 254,045,839
Total Investments (cost
$1,617,262,421) 101.5% $2,176,355,898
Other Assets and Liabilities, Net
(1.5%) (32,234,240)
Total Net Assets 100.0% $2,144,121,658
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security was earmarked to cover
written options.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of December 31, 2021:
Securities Lending Transactions
Common Stock $ 7,393,132
Total lending $7,393,132
Gross amount payable upon return of
collateral for securities loaned $7,666,718
Net amounts due to counterparty $273,586

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 582,106,334
Gross unrealized depreciation (29,820,302)
Net unrealized appreciation (depreciation) $ 552,286,032
Cost for federal income tax purposes $ 1,628,172,415
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 71,351,359 71,351,359 – –
Consumer Discretionary 131,495,617 131,495,617 – –
Consumer Staples 37,486,976 37,486,976 – –
Energy 24,284,320 24,284,320 – –
Financials 145,754,052 144,108,189 1,645,863 –
Health Care 136,980,858 136,980,858 – –
Industrials 162,959,503 161,248,681 1,710,822 –
Information Technology 252,529,721 249,371,806 3,157,915 –
Materials 39,317,016 38,088,731 1,228,284 1
Real Estate 51,571,063 51,571,063 – –
Utilities 21,964,825 21,964,825 – –
Registered Investment Companies
Unaffiliated 14,325,669 14,325,669 – –
Affiliated 581,055,341 581,055,341 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 29,054 – 29,054 –
Mortgage-Backed Securities 24,886,021 – 24,886,021 –
U.S. Government & Agencies 35,511,416 – 35,511,416 –
Short-Term Investments 24,499,334 – 24,499,334 –
Subtotal Investments in Securities $1,756,002,145 $1,663,333,435 $92,668,709 $1
Other Investments  * Total
Affiliated Registered Investment Companies 183,140,530
Affiliated Short-Term Investments 229,546,505
Collateral Held for Securities Loaned 7,666,718
Subtotal Other Investments $420,353,753
Total Investments at Value $2,176,355,898
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,837,670 9,837,670 – –
Total Asset Derivatives $9,837,670 $9,837,670 $– $–
Liability Derivatives
Futures Contracts 5,740,093 5,740,093 – –
Call Options Written 5,106 – – 5,106
Total Liability Derivatives $5,745,199 $5,740,093 $– $5,106

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$24,541,835 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 50 March 2022 $ 6,503,676 $ 19,761
CBOT U.S. Long Bond 12 March 2022 1,922,945 2,305
CME E-mini Russell 2000 Index 10 March 2022 1,107,732 13,669
CME E-mini S&P 500 Index 1,615 March 2022 376,335,403 7,913,472
CME E-mini S&P Mid-Cap 400 Index 5 March 2022 1,386,397 32,453
CME Ultra Long Term U.S. Treasury Bond 14 March 2022 2,715,860 43,890
ICE mini MSCI EAFE Index 1,071 March 2022 122,525,576 1,806,814
ICE US mini MSCI Emerging Markets Index 778 March 2022 48,170,306 (467,236)
Total Futures Long Contracts $ 560,667,895 $ 9,365,128
CBOT 2-Yr. U.S. Treasury Note (25) March 2022 ( $ 5,459,603) $ 5,306
CBOT 5-Yr. U.S. Treasury Note (59) March 2022 (7,137,433) (184)
CME E-mini NASDAQ 100 Index (107) March 2022 (34,563,156) (363,249)
CME E-mini Russell 2000 Index (1,049) March 2022 (117,200,998) (433,862)
CME E-mini S&P Mid-Cap 400 Index (719) March 2022 (199,555,068) (4,475,562)
Total Futures Short Contracts ( $ 363,916,258) ($5,267,551)
Total Futures Contracts $ 196,751,637 $4,097,577
The following table presents Aggressive Allocation Portfolio's options contracts held as of December 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.00) $ 101.81 February 2022 (1,020,239) ( $ 4,325) $ 1,808
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.00) 100.13 January 2022 (996,919) (781) 3,164
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($5,106) $4,972
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 9,766,408
Total Equity Contracts 9,766,408
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 71,262
Options Written Net Assets - Distributable earnings/(accumulated loss) 4,972
Total Interest Rate Contracts 76,234
Total Asset Derivatives $9,842,642
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,739,909
Total Equity Contracts 5,739,909
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 184
Total Interest Rate Contracts 184
Total Liability Derivatives $5,740,093
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 27,596,403
Total Equity Contracts
27,596,403
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (3,614,564)
Total Foreign Exchange Contracts (3,614,564)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 51,163
Options Purchased Net realized gains/(losses) on Investments 62,164
Futures Net realized gains/(losses) on Futures contracts (152,868)
Total Interest Rate Contracts
(39,541)
Total $23,942,298
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,541,788
Total Equity Contracts 3,541,788
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 6,625
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 100,654
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments 6,469
Total Interest Rate Contracts 113,748
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (227,244)
Total Foreign Exchange Contracts (227,244)
Total $3,428,292

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $528,802,780
Futures - Short (358,259,943)
Interest Rate Contracts
Futures - Long 11,325,608
Futures - Short (10,272,873)
Options Purchased 1,527,068
Options Written (1,971,209)
Foreign Exchange Contracts
Futures - Long 45,842,221

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $56,850 $4,511 $6,000 $50,489 4,736 2.3%
Core International Equity 56,481 2,457 11,600 53,279 4,888 2.5
Core Low Volatility Equity 101,212 11,991 38,000 79,372 5,937 3.7
Global Stock 66,525 3,035 – 80,300 4,899 3.7
High Yield 10,300 482 – 10,753 2,311 0.5
Income 6,210 344 – 6,181 574 0.3
International Allocation 132,993 2,275 – 152,223 13,328 7.1
International Index 10,668 97 – 11,827 850 0.6
Large Cap Value 74,500 4,168 – 98,380 4,074 4.6
Limited Maturity Bond 10,400 161 – 10,428 1,045 0.5
Mid Cap Stock 104,051 7,050 – 134,028 4,869 6.2
Small Cap Stock 61,665 2,745 – 76,936 3,060 3.6
Total Affiliated Registered Investment
Companies 691,855 764,196 35.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 102,777 500,522 373,752 229,547 22,955 10.7
Total Affiliated Short-Term Investments 102,777 229,547 10.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,861 269,124 280,318 7,667 7,667 0.4
Total Collateral Held for Securities Loaned 18,861 7,667 0.4
Total Value $813,493 $1,001,410
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $606 $(5,478) $ 3,403 $1,108
Core International Equity 590 5,351 – 2,457
Core Low Volatility Equity 1,229 2,940 10,912 1,079
Global Stock – 10,740 2,365 670
High Yield – (29) – 482
Income – (373) 173 171
International Allocation – 16,955 – 2,275
International Index – 1,062 74 23
Large Cap Value – 19,712 3,102 1,066
Limited Maturity Bond – (133) – 162
Mid Cap Stock – 22,927 6,765 285
Small Cap Stock – 12,526 2,171 574
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% – – – 273
Total Income/Non Income Cash from Affiliated
Investments $10,625
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 6 46
Total Affiliated Income from Securities Loaned, Net $46
Total Value $2,425 $86,200 $ 28,971

All Cap Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Communications Services (5.7%)
2,220 Alphabet, Inc., Class C
a
$ 6,423,770
39,140 Comcast Corporation 1,969,916
22,880 QuinStreet , Inc.
a
416,187
25,690 Verizon Communications, Inc. 1,334,852
Total 10,144,725
Consumer Discretionary (14.5%)
1,555 Amazon.com, Inc.
a
5,184,899
12,940 Aptiv plc
a
2,134,453
710 Booking Holdings, Inc.
a
1,703,453
3,500 Burlington Stores, Inc.
a
1,020,285
6,380 Caesars Entertainment, Inc.
a
596,721
10,780 Canada Goose Holdings, Inc.
a
399,507
900 Chipotle Mexican Grill, Inc.
a
1,573,425
12,290 Clarus Corporation 340,679
9,930 Dollar General Corporation 2,341,792
6,990 Dollar Tree, Inc.
a
982,235
26,241 Everi Holdings, Inc.
a
560,245
4,240 Netflix, Inc.
a
2,554,346
8,940 NIKE, Inc. 1,490,030
160 NVR, Inc.
a
945,419
3,360 Papa John's International, Inc. 448,459
14,730 Sony Group Corporation ADR 1,861,872
1,440 Tesla, Inc.
a
1,521,763
Total 25,659,583
Consumer Staples (4.6%)
3,720 Casey's General Stores, Inc. 734,142
4,740 Costco Wholesale Corporation 2,690,898
8,480 Hain Celestial Group, Inc.
a
361,333
23,160 Philip Morris International, Inc. 2,200,200
20,990 Sysco Corporation 1,648,765
16,030 Turning Point Brands, Inc. 605,613
Total 8,240,951
Energy (2.6%)
24,680 BP plc ADR 657,228
28,388 Devon Energy Corporation 1,250,491
14,840 Helmerich & Payne, Inc. 351,708
8,420 Pioneer Natural Resources
Company 1,531,430
11,920 Valero Energy Corporation 895,311
Total 4,686,168
Financials (13.6%)
14,940 Ally Financial, Inc. 711,293
6,760 American Express Company 1,105,936
6,480 Ameriprise Financial, Inc. 1,954,757
18,570 Arch Capital Group, Ltd.
a
825,437
58,680 Bank of America Corporation 2,610,673
15,600 Charles Schwab Corporation 1,311,960
8,910 Chubb, Ltd. 1,722,392
10,580 Enterprise Financial Services
Corporation 498,212
25,420 Equitable Holdings, Inc. 833,522
9,240 Essent Group, Ltd. 420,697
3,410 Evercore , Inc. 463,248
3,840 Hamilton Lane, Inc. 397,901
15,500 J.P. Morgan Chase & Company 2,454,425
2,490 Kinsale Capital Group, Inc. 592,346
19,580 Morgan Stanley 1,921,973
470 MSCI, Inc. 287,964
3,210 S&P Global, Inc. 1,514,895
Shares Common Stock (97.7%) Value
Financials (13.6%) - continued
5,130 Signature Bank $ 1,659,401
940 SVB Financial Group
a
637,546
2,670 Tradeweb Markets, Inc. 267,374
5,560 Western Alliance Bancorp 598,534
9,810 Zions Bancorporation NA 619,600
1,880 Zurich Insurance Group AG 823,589
Total 24,233,675
Health Care (13.5%)
10,730 AbbVie, Inc. 1,452,842
8,070 ACADIA Pharmaceuticals, Inc.
a
188,354
5,330 Anthem, Inc. 2,470,668
2,560 Ascendis Pharma AS ADR
a
344,397
7,630 Danaher Corporation 2,510,346
1,270 DexCom , Inc.
a
681,927
23,100 Edwards Lifesciences Corporation
a
2,992,605
1,520 Insulet Corporation
a
404,426
38,210 Lantheus Holdings, Inc.
a
1,103,887
22,500 Medtronic plc 2,327,625
36,230 Merck & Company, Inc. 2,776,667
8,350 NuVasive , Inc.
a
438,208
9,190 Silk Road Medical, Inc.
a
391,586
5,800 Syneos Health, Inc.
a
595,544
10,090 Veeva Systems, Inc.
a
2,577,793
20,810 Zimmer Biomet Holdings, Inc. 2,643,702
5,010 Zymeworks , Inc.
a
82,114
Total 23,982,691
Industrials (10.0%)
10,720 Altra Industrial Motion Corporation 552,830
2,530 Carlisle Companies, Inc. 627,744
8,750 Crane Company 890,138
38,770 Delta Air Lines, Inc.
a
1,515,132
45,680 Dun & Bradstreet Holdings, Inc.
a
935,983
19,150 Howmet Aerospace, Inc. 609,545
7,170 ManpowerGroup , Inc. 697,856
25,380 Meritor, Inc.
a
628,916
3,130 Middleby Corporation
a
615,859
8,560 Norfolk Southern Corporation 2,548,398
6,730 Parker-Hannifin Corporation 2,140,948
4,930 Regal Rexnord Corporation 838,987
11,970 Summit Materials, Inc.
a
480,476
6,260 Timken Company 433,755
12,380 United Parcel Service, Inc. 2,653,529
23,160 US Ecology, Inc.
a
739,730
19,660 WillScot Mobile Mini Holdings
Corporation
a
802,914
Total 17,712,740
Information Technology (23.9%)
1,180 ANSYS, Inc.
a
473,321
38,940 Apple, Inc. 6,914,576
6,240 AppLovin Corporation
a,b
588,182
1,660 ASML Holding NV GDR 1,321,592
3,440 Blackline, Inc.
a
356,177
7,720 Ciena Corporation
a
594,208
40,420 Cisco Systems, Inc. 2,561,415
5,730 Cognex Corporation 445,565
10,970 Datadog , Inc.
a
1,953,867
8,290 Dolby Laboratories, Inc. 789,374
3,260 F5, Inc.
a
797,755
3,650 Five9, Inc.
a
501,218
19,460 Juniper Networks, Inc. 694,917

All Cap Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Information Technology (23.9%) - continued
12,010 Lattice Semiconductor
Corporation
a
$ 925,491
8,380 LivePerson , Inc.
a
299,334
6,380 Mastercard , Inc. 2,292,462
18,280 Microsoft Corporation 6,147,930
12,430 National Instruments Corporation 542,818
10,320 NVIDIA Corporation 3,035,215
4,720 PayPal Holdings, Inc.
a
890,098
8,060 QUALCOMM, Inc. 1,473,932
3,080 ServiceNow , Inc.
a
1,999,259
1,600 Shopify, Inc.
a
2,203,824
6,655 Snowflake, Inc.
a
2,254,381
7,780 Trade Desk, Inc.
a
712,959
7,390 Visa, Inc. 1,601,487
Total 42,371,357
Materials (3.7%)
68,810 Axalta Coating Systems, Ltd.
a
2,278,987
7,950 Ball Corporation 765,347
11,200 Berry Plastics Group, Inc.
a
826,336
7,630 CF Industries Holdings, Inc. 540,051
17,550 LyondellBasell Industries NV 1,618,637
8,700 Steel Dynamics, Inc. 540,009
Total 6,569,367
Real Estate (3.2%)
6,140 Agree Realty Corporation 438,150
3,380 Alexandria Real Estate Equities,
Inc. 753,605
3,820 American Tower Corporation 1,117,350
4,410 Camden Property Trust 787,979
13,520 Duke Realty Corporation 887,453
820 Equinix , Inc. 693,589
5,890 Prologis, Inc. 991,640
Total 5,669,766
Utilities (2.4%)
15,270 CenterPoint Energy, Inc. 426,186
11,000 Duke Energy Corporation 1,153,900
3,750 Entergy Corporation 422,438
6,300 Evergy , Inc. 432,243
16,704 NextEra Energy, Inc. 1,559,485
5,240 NorthWestern Corporation 299,518
Total 4,293,770
Total Common Stock
(cost $130,431,665) 173,564,793
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
1,218,900 Thrivent Cash Management Trust 1,218,900
Total Collateral Held for
Securities Loaned
(cost $1,218,900) 1,218,900
Shares
Registered Investment
Companies ( 0.4% ) Value
Unaffiliated  (0.4%)
8,810 SPDR S&P Homebuilders ETF
b
$ 755,722
Total 755,722
Total Registered Investment
Companies (cost $402,964) 755,722
Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
331,727 0.200% 3,317,267
Total Short-Term Investments
(cost $3,316,535) 3,317,267
Total Investments (cost
$135,370,064) 100.7% $178,856,682
Other Assets and Liabilities, Net
(0.7%) (1,192,116)
Total Net Assets 100.0% $177,664,566
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
December 31, 2021:
Securities Lending Transactions
Common Stock $ 1,199,484
Total lending $1,199,484
Gross amount payable upon return of
collateral for securities loaned $1,218,900
Net amounts due to counterparty $19,416
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 45,867,512
Gross unrealized depreciation (2,753,326)
Net unrealized appreciation (depreciation) $ 43,114,186
Cost for federal income tax purposes $ 135,742,496

All Cap Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 10,144,725 10,144,725 – –
Consumer Discretionary 25,659,583 25,659,583 – –
Consumer Staples 8,240,951 8,240,951 – –
Energy 4,686,168 4,686,168 – –
Financials 24,233,675 23,410,086 823,589 –
Health Care 23,982,691 23,982,691 – –
Industrials 17,712,740 17,712,740 – –
Information Technology 42,371,357 42,371,357 – –
Materials 6,569,367 6,569,367 – –
Real Estate 5,669,766 5,669,766 – –
Utilities 4,293,770 4,293,770 – –
Registered Investment Companies
Unaffiliated 755,722 755,722 – –
Subtotal Investments in Securities $174,320,515 $173,496,926 $823,589 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,317,267
Collateral Held for Securities Loaned 1,218,900
Subtotal Other Investments $4,536,167
Total Investments at Value $178,856,682
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $2,660 $15,472 $14,815 $3,317 332 1.9%
Total Affiliated Short-Term Investments 2,660 3,317 1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 105 21,448 20,334 1,219 1,219 0.7
Total Collateral Held for Securities Loaned 105 1,219 0.7
Total Value $2,765 $4,536
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $0 $0 $ – $6
Total Income/Non Income Cash from Affiliated
Investments $6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $0 $0 $ 0

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 9.3% )
a
Value
Basic Materials (0.8%)
Ball Metalpack Finco, LLC, Term
Loan
$ 202,650
4.675%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 202,650
Flexsys, Inc./Ohio, Term Loan
515,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
516,288
Hexion, Inc., Term Loan
342,281
3.640%,  (LIBOR 3M +
3.500%), 7/1/2026
b
342,281
INEOS US Petrochem, LLC, Term
Loan
527,350
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
525,483
Innophos Holdings, Inc., Term
Loan
343,875
3.854%,  (LIBOR 1M +
3.750%), 2/7/2027
b
342,441
Momentive Performance Materials
USA, LLC, Term Loan
328,575
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
328,026
Nouryon USA, LLC, Term Loan
673,885
3.102%,  (LIBOR 1M +
3.000%), 10/1/2025
b
670,941
Pixelle Specialty Solutions, LLC,
Term Loan
607,989
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
604,408
Venator Finance SARL, Term Loan
410,711
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
406,862
Total 3,939,380
Capital Goods (1.8%)
Bingo Industries, Ltd., Term Loan
184,537
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
183,615
BW Holding, Inc., Delayed Draw
89,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
88,332
BW Holding, Inc., Term Loan
336,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b
333,480
Flex Acquisition Company, Inc.,
Term Loan
691,723
3.131%,  (LIBOR 3M +
3.000%), 6/29/2025
b
684,805
Gemini HDPE, LLC, Term Loan
502,902
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
501,801
GFL Environmental, Inc., Term
Loan
529,650
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
530,783
Grinding Media, Inc., Term Loan
518,700
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
b
517,403
Groupe Solmax, Inc., Term Loan
490,218
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
488,586
Principal
Amount Bank Loans (9.3%)
a
Value
Capital Goods (1.8%) - continued
HRNI Holdings, LLC, Term Loan
$ 268,000
0.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b,d,e
$ 267,778
Hyperion Materials &
Technologies, Inc., Term Loan
312,500
5.000%,  (LIBOR 3M +
4.500%), 8/30/2028
b
312,631
LABL, Inc., Term Loan
132,500
0.000%,  (LIBOR 1M +
5.000%), 10/29/2028
b,d,e
132,169
LRS Holdings, LLC, Term Loan
267,000
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
266,332
Mauser Packaging Solutions
Holding Company, Term Loan
492,292
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
485,257
Natgasoline, LLC, Term Loan
421,950
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
417,731
Pactiv Evergreen Group Holdings,
Inc., Term Loan
445,500
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
442,578
Quikrete Holdings Inc., Term Loan
310,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
309,138
RLG Holdings, LLC, Term Loan
281,962
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
281,082
TransDigm, Inc., Term Loan
1,205,400
2.354%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,187,777
TricorBraun Holdings, Inc., Term
Loan
617,088
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
612,114
Trident TPI Holdings, Inc., Delayed
Draw
37,462
4.201%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
37,398
Trident TPI Holdings, Inc., Term
Loan
271,819
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b
271,351
Venga Finance SARL, Term Loan
267,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
261,161
Waterlogic USA Holdings, Inc.,
Term Loan
279,300
4.974%,  (LIBOR 3M +
4.750%), 8/12/2028
b
279,300
Total 8,892,602
Communications Services (1.4%)
Allen Media, LLC, Term Loan
248,742
5.724%,  (LIBOR 3M +
5.500%), 2/10/2027
b
248,244
Altice France SA, Term Loan
334,250
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
327,705

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.3%)
a
Value
Communications Services (1.4%) - continued
Cablevision Lightpath, LLC, Term
Loan
$ 514,800
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
$ 513,513
CCI Buyer, Inc., Term Loan
133,987
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
133,988
CommScope, Inc., Term Loan
894,412
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
881,926
DIRECTV Financing, LLC, Term
Loan
566,950
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
567,114
E.W. Scripps Company, Term Loan
204,269
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
203,985
Entercom Media Corporation, Term
Loan
432,925
2.602%,  (LIBOR 1M +
2.500%), 11/17/2024
b
426,864
iHeartCommunications, Inc., Term
Loan
360,175
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
357,538
Metronet Systems Holdings, LLC,
Term Loan
497,877
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
497,504
NEP Group, Inc., Term Loan
698,400
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
683,168
Nexstar Media, Inc., Term Loan
772,374
2.599%,  (LIBOR 1M +
2.500%), 9/19/2026
b
770,157
ORBCOMM, Inc., Term Loan
274,312
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
273,854
Sharp Midco, LLC, Term Loan
111,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c,d,e
110,723
Terrier Media Buyer, Inc., Term
Loan
301,950
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
300,365
Voyage Australia Property, Ltd.,
Term Loan
264,337
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
264,089
Xplornet Communications, Inc.,
Term Loan
274,313
4.500%,  (LIBOR 1M +
4.000%), 9/30/2028
b
273,742
245,000
7.500%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c
242,550
Total 7,077,029
Consumer Cyclical (1.5%)
ACProducts Holdings, Inc., Term
Loan
393,025
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
387,130
Principal
Amount Bank Loans (9.3%)
a
Value
Consumer Cyclical (1.5%) - continued
AI Aqua Merger Sub, Inc., Delayed
Draw
$ 35,000
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
$ 35,025
AI Aqua Merger Sub, Inc., Term
Loan
280,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
280,199
American Trailer World
Corporation, Term Loan
308,450
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
306,963
Caesars Resort Collection, LLC,
Term Loan
228,841
3.604%,  (LIBOR 1M +
3.500%), 7/20/2025
b
228,784
Carnival Corporation, Term Loan
253,073
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
250,542
Cengage Learning, Inc., Term
Loan
508,725
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
509,625
CP Atlas Buyer, Inc., Term Loan
406,952
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
404,714
Golden Entertainment, Inc., Term
Loan
873,585
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
870,676
Golden Nugget, LLC, Term Loan
509,744
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
506,151
Great Canadian Gaming
Corporation, Term Loan
170,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
170,320
Michaels Companies, Inc., Term
Loan
562,175
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
556,654
Scientific Games International,
Inc., Term Loan
1,782,443
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,774,921
Secure Acquisition, Inc., Delayed
Draw
43,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
42,785
Secure Acquisition, Inc., Term
Loan
289,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
287,555
Staples, Inc., Term Loan
189,633
4.632%,  (LIBOR 3M +
4.500%), 9/12/2024
b
183,943
320,230
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
308,878
Tenneco, Inc., Term Loan
256,692
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
252,521

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.3%)
a
Value
Consumer Cyclical (1.5%) - continued
Truck Hero, Inc., Term Loan
$ 114,138
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
$ 113,398
Total 7,470,784
Consumer Non-Cyclical (1.4%)
Adient US, LLC, Term Loan
149,250
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
149,095
Alltech, Inc., Term Loan
259,000
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
259,000
Bausch Health Americas, Inc.,
Term Loan
861,688
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
857,164
Blue Ribbon, LLC, Term Loan
343,438
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b,c
342,579
Chobani, LLC, Term Loan
266,625
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
267,025
City Brewing Company, LLC, Term
Loan
450,870
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
425,883
CNT Holdings I Corporation, Term
Loan
347,375
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
347,312
95,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
95,356
Endo Luxembourg Finance
Company I SARL, Term Loan
233,238
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
226,357
Gainwell Acquisition Corporation,
Term Loan
506,165
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
506,925
Global Medical Response, Inc.,
Term Loan
1,351,587
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
1,344,491
Herens US Holdco Corporation,
Term Loan
472,625
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
471,982
Mamba Purchaser, Inc., Term Loan
50,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
50,062
Packaging Coordinators Midco,
Inc., Term Loan
267,327
4.500%,  (LIBOR 3M +
3.750%), 11/30/2027
b
267,105
PetSmart, LLC, Term Loan
783,037
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
783,531
Precision Medicine Group, LLC,
Delayed Draw
64,038
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
63,698
Principal
Amount Bank Loans (9.3%)
a
Value
Consumer Non-Cyclical (1.4%) - continued
Precision Medicine Group, LLC,
Term Loan
$ 486,052
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
$ 483,471
Total 6,941,036
Energy (0.1%)
GIP II Blue Holding LP, Term Loan
484,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
b
482,185
Total 482,185
Financials (0.4%)
Asurion, LLC, Term Loan
212,850
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
211,253
694,750
3.354%,  (LIBOR 1M +
3.250%), 7/31/2027
b
689,887
440,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b,c
441,100
165,000
5.354%,  (LIBOR 1M +
5.250%), 1/15/2029
b
164,210
Digicel International Finance, Ltd.,
Term Loan
382,009
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
371,121
NCR Corporation, Term Loan
171,162
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b
169,345
Tiger Acquisition, LLC, Term Loan
169,575
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
168,364
Total 2,215,280
Technology (1.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
546,684
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
538,714
Crown Subsea Communications
Holding, Inc., Term Loan
396,678
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
397,999
Gogo Intermediate Holdings, LLC,
Term Loan
432,825
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
432,440
Gridiron Fiber Corporation, Term
Loan
185,000
5.250%,  (LIBOR 3M +
4.500%), 10/4/2028
b
181,531
Lummus Technology Holdings V,
LLC, Term Loan
321,219
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
318,990
Prime Security Services Borrower,
LLC, Term Loan
1,463,937
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,461,771

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.3%)
a
Value
Technology (1.1%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 942,875
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
$ 935,078
Redstone Holdco 2 LP, Term Loan
280,940
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
267,682
160,591
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
147,475
SS&C Technologies, Inc., Term
Loan
41,847
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
41,340
36,261
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
35,821
Zayo Group Holdings, Inc., Term
Loan
988,776
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
974,765
Total 5,733,606
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
840,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
868,946
Air Canada, Term Loan
178,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
177,268
Hertz Corporation, Term Loan
139,300
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
139,300
26,385
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
26,385
SkyMiles IP, Ltd., Term Loan
695,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
734,094
United Airlines, Inc., Term Loan
292,787
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
293,186
Total 2,239,179
Utilities (0.4%)
Advanced Drainage Systems, Inc.,
Term Loan
60,696
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
60,696
CQP Holdco LP, Term Loan
611,925
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
610,138
EnergySolutions, LLC, Term Loan
320,925
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
319,722
Exgen Renewables IV, LLC, Term
Loan
155,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
154,781
Freeport LNG Investments, LLLP,
Term Loan
504,000
4.000%,  (LIBOR 3M +
3.500%), 12/21/2028
b
498,804
Principal
Amount Bank Loans (9.3%)
a
Value
Utilities (0.4%) - continued
Osmose Utilities Services, Inc.,
Term Loan
$ 109,725
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
$ 109,012
PG&E Corporation, Term Loan
249,488
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
246,494
Total 1,999,647
Total Bank Loans
(cost $46,980,932) 46,990,728
Principal
Amount Long-Term Fixed Income ( 34.8% ) Value
Asset-Backed Securities (2.3%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
197,692
313,794
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
309,533
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
196,803
Anchorage Capital CLO 21, Ltd.
250,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
249,291
Arch Street CLO, Ltd.
300,000
3.582%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,f
300,029
Ares XL CLO, Ltd.
250,000
2.920%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
249,132
Babson CLO, Ltd.
300,000
3.032%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
292,362
Bardot CLO, Ltd.
450,000
2.028%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,f
448,862
Barings CLO, Ltd.
400,000
3.241%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
400,000
College Ave Student Loans, LLC
132,477
1.753%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,f
133,980
Colony American Finance, Ltd.
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
344,008
Conn's Receivables Funding
9,681
1.710%,  6/16/2025, Ser.
2020-A, Class A
f
9,692
Dewolf Park CLO, Ltd.
350,000
2.974%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
347,376

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Asset-Backed Securities (2.3%) - continued
Foundation Finance Trust
$ 38,060
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
$ 38,379
Galaxy XIX CLO, Ltd.
250,000
1.974%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
248,671
Goldentree Loan Management US
CLO 8, Ltd.
300,000
2.132%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,f
298,814
Harley Marine Financing, LLC
421,312
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
412,989
Longfellow Place CLO, Ltd.
375,000
2.424%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
374,757
Madison Park Funding XIV, Ltd.
500,000
1.528%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,f
500,009
Madison Park Funding XXI, Ltd.
275,000
2.318%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
274,998
Mountain View CLO, Ltd.
460,000
2.472%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
457,634
Neuberger Berman CLO, Ltd.
350,000
3.124%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
347,163
OCP CLO, Ltd.
275,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
273,812
OHA Credit Funding 1, Ltd.
390,000
1.582%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,f
390,031
OZLM IX, Ltd.
425,000
1.682%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
425,924
OZLM VIII, Ltd.
300,000
1.739%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
300,000
Palmer Square Loan Funding, Ltd.
300,000
2.382%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,f
300,078
ROC Securities Trust Series
225,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
222,411
Sculptor CLO, Ltd.
250,000
2.500%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
249,442
Principal
Amount Long-Term Fixed Income (34.8%) Value
Asset-Backed Securities (2.3%) - continued
Sound Point CLO XXI, Ltd.
$ 800,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
$ 800,032
Stratus CLO, Ltd.
425,000
2.591%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
423,311
TCI-Flatiron CLO, Ltd.
785,000
2.322%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,f
785,161
THL Credit Wind River CLO, Ltd.
350,000
2.974%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,f
347,452
Whitebox CLO III, Ltd.
300,000
2.321%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
297,659
Wind River CLO, Ltd.
200,000
2.132%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
200,002
Total 11,447,489
Basic Materials (0.5%)
Alcoa Nederland Holding BV
95,000 5.500%,  12/15/2027
f
101,650
Anglo American Capital plc
45,000 2.250%,  3/17/2028
f
44,191
BWAY Holding Company
55,000 5.500%,  4/15/2024
f
55,504
Chemours Company
75,000 5.750%,  11/15/2028
f
78,478
Cleveland-Cliffs, Inc.
60,000 5.875%,  6/1/2027 62,475
40,000 4.625%,  3/1/2029
f
40,800
40,000 4.875%,  3/1/2031
f
41,555
Consolidated Energy Finance SA
118,000 5.625%,  10/15/2028
f
115,345
Ecolab, Inc.
54,000 2.125%,  2/1/2032 53,551
First Quantum Minerals, Ltd.
120,000 7.500%,  4/1/2025
f
123,444
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 93,375
90,000 4.250%,  3/1/2030 94,950
128,000 4.625%,  8/1/2030 137,280
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
f
72,281
Hecla Mining Company
25,000 7.250%,  2/15/2028 26,781
Hudbay Minerals, Inc.
70,000 4.500%,  4/1/2026
f
70,000
Ingevity Corporation
100,000 3.875%,  11/1/2028
f
97,375
LYB International Finance III, LLC
62,000 1.250%,  10/1/2025 60,950

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Basic Materials (0.5%) - continued
Mercer International, Inc.
$ 70,000 5.125%,  2/1/2029 $ 71,496
Mosaic Company
15,000 3.250%,  11/15/2022 15,290
67,000 4.050%,  11/15/2027 73,930
Novelis Corporation
30,000 3.250%,  11/15/2026
f
30,263
40,000 4.750%,  1/30/2030
f
42,050
30,000 3.875%,  8/15/2031
f
29,813
Nutrien, Ltd.
86,000 4.000%,  12/15/2026 94,027
OCI NV
55,000 4.625%,  10/15/2025
f
57,063
Olin Corporation
115,000 5.125%,  9/15/2027 118,019
SCIH Salt Holdings, Inc.
65,000 4.875%,  5/1/2028
f
62,400
SCIL USA Holdings, LLC
86,000 5.375%,  11/1/2026
f
88,258
SPCM SA
72,000 3.375%,  3/15/2030
f
69,300
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
f
74,625
Syngenta Finance NV
89,000 5.182%,  4/24/2028
f
99,918
Unifrax Escrow Issuer Corporation
64,000 5.250%,  9/30/2028
f
64,688
United States Steel Corporation
116,000 6.875%,  3/1/2029 124,845
Venator Finance SARL
70,000 5.750%,  7/15/2025
f,h
67,200
Westlake Chemical Corporation
45,000 3.600%,  8/15/2026 48,259
Total 2,601,429
Capital Goods (0.9%)
AECOM
115,000 5.125%,  3/15/2027 125,275
Amsted Industries, Inc.
80,000 5.625%,  7/1/2027
f
83,200
Ardagh Packaging Finance plc
75,000 5.250%,  8/15/2027
f
75,469
Boeing Company
79,000 4.875%,  5/1/2025 86,432
52,000 2.196%,  2/4/2026 51,988
67,000 3.250%,  3/1/2028 69,345
90,000 5.150%,  5/1/2030 104,859
Bombardier, Inc.
20,000 7.125%,  6/15/2026
f
20,748
70,000 7.875%,  4/15/2027
f
72,597
60,000 6.000%,  2/15/2028
f
60,182
Brand Industrial Services, Inc.
35,000 8.500%,  7/15/2025
f
34,967
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
f
48,280
BWAY Holding Company
70,000 7.250%,  4/15/2025
f
70,177
Carrier Global Corporation
67,000 2.722%,  2/15/2030 68,423
Principal
Amount Long-Term Fixed Income (34.8%) Value
Capital Goods (0.9%) - continued
Caterpillar Financial Services
Corporation
$ 35,000 1.450%,  5/15/2025 $ 35,102
Chart Industries, Inc., Convertible
117,000 1.000%,  11/15/2024
f
321,095
CNH Industrial Capital, LLC
20,000 1.950%,  7/2/2023 20,260
Coinbase Global, Inc.
37,000 3.375%,  10/1/2028
f
34,549
Cornerstone Building Brands, Inc.
90,000 6.125%,  1/15/2029
f
96,196
Covanta Holding Corporation
31,000 5.000%,  9/1/2030 31,620
Covert Mergeco, Inc.
28,000 4.875%,  12/1/2029
f
28,420
CP Atlas Buyer, Inc.
60,000 7.000%,  12/1/2028
f
59,700
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 60,312
General Electric Company
51,000
3.533%,  (LIBOR 3M +
3.330%), 3/15/2022
b,i
50,490
GFL Environmental, Inc.
53,000 4.000%,  8/1/2028
f
51,940
65,000 3.500%,  9/1/2028
f
64,025
H&E Equipment Services, Inc.
120,000 3.875%,  12/15/2028
f
119,100
Howard Midstream Energy
Partners, LLC
71,000 6.750%,  1/15/2027
f
72,754
Howmet Aerospace, Inc.
3,000 6.875%,  5/1/2025 3,449
69,000 3.000%,  1/15/2029 69,093
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 74,625
JELD-WEN, Inc.
80,000 4.625%,  12/15/2025
f
80,600
John Deere Capital Corporation
48,000 2.050%,  1/9/2025 49,320
67,000 1.500%,  3/6/2028 66,046
KBR, Inc., Convertible
205,000 2.500%,  11/1/2023 389,824
Meritage Homes Corporation
67,000 3.875%,  4/15/2029
f
70,350
Meritor, Inc.
50,000 4.500%,  12/15/2028
f
50,125
Nesco Holdings II, Inc.
45,000 5.500%,  4/15/2029
f
46,463
New Enterprise Stone and Lime
Company, Inc.
91,000 5.250%,  7/15/2028
f
92,274
OI European Group BV
77,000 4.750%,  2/15/2030
f
78,038
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 47,781
Owens-Brockway Glass Container,
Inc.
60,000 5.875%,  8/15/2023
f
62,850
Pactiv Evergreen Group
55,000 4.375%,  10/15/2028
f
54,588

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Capital Goods (0.9%) - continued
Parker-Hannifin Corporation
$ 70,000 2.700%,  6/14/2024 $ 72,319
Patrick Industries, Inc., Convertible
78,000 1.000%,  2/1/2023 86,483
PGT Innovations, Inc.
73,000 4.375%,  10/1/2029
f
73,365
Raytheon Technologies
Corporation
68,000 3.950%,  8/16/2025 73,734
45,000 4.125%,  11/16/2028 50,334
Republic Services, Inc.
45,000 3.950%,  5/15/2028 49,838
Siemens
Financieringsmaatschappij NV
67,000 1.700%,  3/11/2028
f
66,418
SRM Escrow Issuer, LLC
105,000 6.000%,  11/1/2028
f
112,093
Standard Industries, Inc.
90,000 4.375%,  7/15/2030
f
91,845
Sunpower Corporation,
Convertible
64,000 4.000%,  1/15/2023 74,019
Textron, Inc.
67,000 3.650%,  3/15/2027 71,900
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
f
30,450
TransDigm, Inc.
50,000 6.250%,  3/15/2026
f
51,969
200,000 5.500%,  11/15/2027 206,000
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 73,561
60,000 4.000%,  7/15/2030 61,650
Vertiv Group Corporation
27,000 4.125%,  11/15/2028
f
27,270
Victors Merger Corporation
44,000 6.375%,  5/15/2029
f
41,360
Waste Pro USA, Inc.
35,000 5.500%,  2/15/2026
f
34,825
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
f
109,625
Total 4,711,989
Collateralized Mortgage Obligations (2.1%)
Banc of America Alternative Loan
Trust
156,529
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 155,965
Banc of America Mortgage
Securities Trust
104,306
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
104,994
33,832
2.692%,  9/25/2035, Ser.
2005-H, Class 2A1
b
33,349
Bear Stearns Adjustable Rate
Mortgage Trust
55,242
1.641%,  1/25/2034, Ser.
2003-8, Class 5A
b
52,012
Bellemeade Re, Ltd.
82,301
1.702%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,f
82,301
Principal
Amount Long-Term Fixed Income (34.8%) Value
Collateralized Mortgage Obligations (2.1%) -
continued
Business Jet Securities, LLC
$ 86,800
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
$ 86,669
CHL Mortgage Pass-Through Trust
180,393
2.684%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
166,881
82,442
2.446%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
87,749
303,884
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 222,536
CIM Trust
147,212
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
152,819
Citigroup Mortgage Loan Trust,
Inc.
229,615
2.894%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
229,640
Countrywide Home Loan
Mortgage Pass Through Trust
100,139
2.471%,  11/25/2035, Ser.
2005-22, Class 2A1
b
95,619
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
163,382
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 165,541
109,270
2.000%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
108,735
Eagle Re, Ltd.
300,782
1.902%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
300,783
Federal Home Loan Mortgage
Corporation
520,557
3.500%,  8/15/2035, Ser.
345, Class C8
j
52,815
Federal Home Loan Mortgage
Corporation - REMIC
433,623
3.000%,  5/15/2027, Ser.
4046, Class GI
j
20,499
433,889
3.500%,  10/15/2032, Ser.
4119, Class KI
j
49,023
580,901
3.000%,  4/15/2033, Ser.
4203, Class DI
j
40,371
Federal National Mortgage
Association - REMIC
526,063
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
25,511
454,825
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
19,698
861,964
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
35,448
1,072,937
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
62,290
653,299
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
30,515
326,356
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
15,323
863,510
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
40,685
384,444
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
20,777
1,237,105
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
57,135

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Collateralized Mortgage Obligations (2.1%) -
continued
$ 360,910
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
$ 18,247
523,769
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
24,063
424,258
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
41,724
2,711,811
1.500%,  2/25/2036, Ser.
2021-1, Class IY
j
169,464
1,488,528
1.500%,  2/25/2036, Ser.
2021-3, Class UI
j
76,858
Flagstar Mortgage Trust
191,260
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
195,272
Genworth Mortgage Insurance
Corporation
200,000
2.152%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,f
200,114
225,000
1.950%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
225,000
GMAC Mortgage Corporation
Loan Trust
58,260
3.134%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
56,990
40,043
0.602%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
26,101
GMACM Mortgage Loan Trust
29,847
3.734%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
30,419
GSAA Home Equity Trust
76,740
4.530%,  8/25/2034, Ser.
2004-10, Class M2
g
80,286
Homeward Opportunities Fund I
Trust
300,000
5.684%,  11/25/2058, Ser.
2018-2, Class B2
b,f
303,672
IndyMac INDA Mortgage Loan
Trust
588,505
2.886%,  8/25/2036, Ser.
2006-AR1, Class A1
b
554,941
J.P. Morgan Mortgage Trust
250,000
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
250,147
Legacy Mortgage Asset Trust
214,295
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
215,416
Master Asset Securitization Trust
386,399
0.602%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
71,496
Palmer Square Loan Funding, Ltd.
350,000
1.921%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,f
350,194
Pretium Mortgage Credit Partners,
LLC
250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
246,963
275,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
271,081
Principal
Amount Long-Term Fixed Income (34.8%) Value
Collateralized Mortgage Obligations (2.1%) -
continued
Radnor Re, Ltd.
$ 525,000
2.802%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
$ 525,000
Residential Accredit Loans, Inc.
Trust
118,341
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 115,995
116,388
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 115,229
101,218
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 98,469
Residential Asset Securitization
Trust
120,596
2.024%,  1/25/2034, Ser.
2004-IP1, Class A1
b
123,627
224,158
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 233,911
Residential Funding Mortgage
Security I Trust
182,734
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 174,600
Silver Hill Trust
134,956
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,f
135,685
Starwood Mortgage Residential
Trust
250,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
253,207
Structured Adjustable Rate
Mortgage Loan Trust
68,783
2.772%,  7/25/2035, Ser.
2005-15, Class 4A1
b
63,987
123,773
2.933%,  9/25/2035, Ser.
2005-18, Class 1A1
b
95,553
Toorak Mortgage Corporation, Ltd.
300,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
300,461
Vericrest Opportunity Loan
Transferee
200,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
198,237
250,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
247,205
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
346,338
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
197,849
350,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
346,219
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,f,g
250,000
Verus Securitization Trust
375,000
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
374,779
Wachovia Asset Securitization, Inc.
152,245
0.242%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,f,k
147,518
ZH Trust
290,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
f
277,101

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Collateralized Mortgage Obligations (2.1%) -
continued
$ 225,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
f
$ 215,015
Total 10,760,116
Commercial Mortgage-Backed Securities (0.1%)
BANK 2021-BNK37
300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
310,443
BFLD Trust
225,000
1.810%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
224,882
Total 535,325
Communications Services (1.2%)
Altice France SA
30,000 8.125%,  2/1/2027
f
32,063
25,000 5.500%,  1/15/2028
f
24,810
75,000 5.125%,  7/15/2029
f
73,159
American Tower Corporation
50,000 3.375%,  5/15/2024 52,208
90,000 4.400%,  2/15/2026 98,218
44,000 1.450%,  9/15/2026 43,053
67,000 3.800%,  8/15/2029 72,890
AT&T, Inc.
92,000 4.450%,  4/1/2024 98,199
90,000 1.700%,  3/25/2026 89,535
131,000 4.300%,  2/15/2030 147,439
Cable One, Inc., Convertible
219,000 1.125%,  3/15/2028
f
216,772
CCO Holdings, LLC
62,000 5.500%,  5/1/2026
f
63,873
75,000 5.125%,  5/1/2027
f
77,250
90,000 4.250%,  1/15/2034
f
88,544
Cengage Learning, Inc.
53,000 9.500%,  6/15/2024
f
53,331
Charter Communications
Operating, LLC
50,000 4.500%,  2/1/2024 53,174
78,000 4.908%,  7/23/2025 85,886
67,000 5.050%,  3/30/2029 76,702
Clear Channel Worldwide
Holdings, Inc.
85,000 7.750%,  4/15/2028
f
90,950
Comcast Corporation
39,000 3.700%,  4/15/2024 41,434
39,000 3.950%,  10/15/2025 42,578
54,000 2.350%,  1/15/2027 55,927
112,000 3.400%,  4/1/2030 122,233
Consolidated Communications,
Inc.
40,000 5.000%,  10/1/2028
f
40,400
CSC Holdings, LLC
130,000 5.375%,  2/1/2028
f
134,598
53,000 4.125%,  12/1/2030
f
51,741
Cumulus Media New Holdings,
Inc.
60,000 6.750%,  7/1/2026
f
62,250
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
f
34,673
Principal
Amount Long-Term Fixed Income (34.8%) Value
Communications Services (1.2%) - continued
DIRECTV Holdings, LLC
$ 86,000 5.875%,  8/15/2027
f
$ 88,039
Discovery Communications, LLC
45,000 2.950%,  3/20/2023 46,024
DISH DBS Corporation
61,000 5.250%,  12/1/2026
f
61,963
60,000 7.375%,  7/1/2028 60,750
45,000 5.750%,  12/1/2028
f
45,450
Entercom Media Corporation
104,000 6.500%,  5/1/2027
f
102,877
Fox Corporation
76,000 4.030%,  1/25/2024 80,263
45,000 4.709%,  1/25/2029 51,363
Front Range BidCo, Inc.
43,000 4.000%,  3/1/2027
f
42,388
Frontier Communications
Holdings, LLC
79,000 5.875%,  10/15/2027
f
83,543
GCI, LLC
70,000 4.750%,  10/15/2028
f
71,838
Gray Escrow II, Inc.
140,000 5.375%,  11/15/2031
f
144,025
Gray Television, Inc.
65,000 4.750%,  10/15/2030
f
64,594
Hughes Satellite Systems
Corporation
40,000 6.625%,  8/1/2026 44,770
iHeartCommunications, Inc.
70,000 4.750%,  1/15/2028
f
70,988
LCPR Senior Secured Financing
DAC
54,000 6.750%,  10/15/2027
f
56,700
Level 3 Financing, Inc.
90,000 4.625%,  9/15/2027
f
91,800
100,000 4.250%,  7/1/2028
f
99,000
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
f
82,330
Netflix, Inc.
49,000 5.875%,  2/15/2025 55,066
97,000 4.875%,  4/15/2028 110,580
87,000 5.875%,  11/15/2028 104,618
Nexstar Escrow Corporation
100,000 5.625%,  7/15/2027
f
105,412
NTT Finance Corporation
54,000 1.162%,  4/3/2026
f
52,976
Omnicom Group, Inc.
67,000 4.200%,  6/1/2030 75,317
Radiate Holdco, LLC
40,000 6.500%,  9/15/2028
f
40,181
Scripps Escrow II, Inc.
35,000 5.375%,  1/15/2031
f
35,569
Scripps Escrow, Inc.
45,000 5.875%,  7/15/2027
f
47,275
Sinclair Television Group, Inc.
100,000 5.500%,  3/1/2030
f
97,000
Sirius XM Radio, Inc.
60,000 5.000%,  8/1/2027
f
62,360
50,000 4.000%,  7/15/2028
f
50,280
35,000 4.125%,  7/1/2030
f
35,000

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Communications Services (1.2%) - continued
Sprint Capital Corporation
$ 147,000 6.875%,  11/15/2028 $ 185,955
75,000 8.750%,  3/15/2032 112,500
Sprint Corporation
230,000 7.625%,  2/15/2025 264,500
Telesat Canada
35,000 4.875%,  6/1/2027
f
30,905
15,000 6.500%,  10/15/2027
f
11,640
Terrier Media Buyer, Inc.
50,000 8.875%,  12/15/2027
f
54,039
T-Mobile USA, Inc.
59,000 3.500%,  4/15/2025 62,509
89,000 3.875%,  4/15/2030 97,344
30,000 2.875%,  2/15/2031 29,628
United States Cellular Corporation
60,000 6.700%,  12/15/2033 72,512
Uniti Fiber Holdings, Inc.,
Convertible
60,000 4.000%,  6/15/2024
f
81,413
Uniti Group, LP
25,000 4.750%,  4/15/2028
f
24,793
VeriSign, Inc.
60,000 4.750%,  7/15/2027 62,325
Verizon Communications, Inc.
90,000 2.100%,  3/22/2028 90,171
67,000 3.150%,  3/22/2030 70,883
44,000 2.550%,  3/21/2031 44,392
105,000 2.355%,  3/15/2032
f
103,458
ViacomCBS, Inc.
44,000 5.875%,  2/28/2057
b
43,876
Vodafone Group plc
62,000 7.000%,  4/4/2079
b
74,988
VTR Finance NV
50,000 6.375%,  7/15/2028
f
52,000
Walt Disney Company
45,000 3.800%,  3/22/2030 50,476
Ziggo BV
110,000 5.500%,  1/15/2027
f
113,025
35,000 4.875%,  1/15/2030
f
35,896
Total 6,153,457
Consumer Cyclical (1.8%)
1011778 B.C., ULC
110,000 4.375%,  1/15/2028
f
112,200
Allen Media, LLC
64,000 10.500%,  2/15/2028
f
66,772
Allied Universal Holdco, LLC
35,000 6.625%,  7/15/2026
f
36,722
100,000 4.625%,  6/1/2028
f
99,938
35,000 6.000%,  6/1/2029
f
34,037
Allison Transmission, Inc.
100,000 3.750%,  1/30/2031
f
97,500
Amazon.com, Inc.
90,000 1.650%,  5/12/2028 90,148
45,000 1.500%,  6/3/2030 43,608
American Axle & Manufacturing,
Inc.
110,000 6.500%,  4/1/2027
h
114,262
Principal
Amount Long-Term Fixed Income (34.8%) Value
Consumer Cyclical (1.8%) - continued
American Honda Finance
Corporation
$ 35,000 1.200%,  7/8/2025 $ 34,863
Arko Corporation
46,000 5.125%,  11/15/2029
f
44,447
Ashton Woods USA, LLC
45,000 4.625%,  8/1/2029
f
44,437
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 43,172
Bloomin' Brands, Inc., Convertible
66,000 5.000%,  5/1/2025 127,999
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
66,300
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
f
51,500
Brookfield Residential Properties,
Inc.
75,000 6.250%,  9/15/2027
f
78,285
75,000 5.000%,  6/15/2029
f
75,052
Burlington Stores, Inc., Convertible
180,000 2.250%,  4/15/2025 267,412
Caesars Entertainment, Inc.
105,000 6.250%,  7/1/2025
f
110,211
35,000 8.125%,  7/1/2027
f
38,760
73,000 4.625%,  10/15/2029
f
73,000
Carnival Corporation
58,000 7.625%,  3/1/2026
f
60,798
105,000 5.750%,  3/1/2027
f
105,000
75,000 4.000%,  8/1/2028
f
74,437
46,000 6.000%,  5/1/2029
f
45,770
Cedar Fair, LP
31,000 5.375%,  4/15/2027 31,775
90,000 5.250%,  7/15/2029 92,250
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
f
46,575
Cinemark USA, Inc.
35,000 5.875%,  3/15/2026
f
35,437
Clarios Global, LP
35,000 8.500%,  5/15/2027
f
37,100
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 16,516
Daimler Finance North America,
LLC
68,000 1.450%,  3/2/2026
f
67,320
Dana, Inc.
75,000 5.625%,  6/15/2028 79,687
Darden Restaurants, Inc.
90,000 3.850%,  5/1/2027 97,427
Dick's Sporting Goods, Inc.,
Convertible
86,000 3.250%,  4/15/2025 303,902
Empire Communities Corporation
70,000 7.000%,  12/15/2025
f
72,450
Expedia Group, Inc.
67,000 4.625%,  8/1/2027 74,609
67,000 3.250%,  2/15/2030 68,374
Expedia Group, Inc., Convertible
133,000 Zero Coupon,  2/15/2026
f,h
153,016
Ford Motor Company
41,000 3.250%,  2/12/2032 41,984

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Consumer Cyclical (1.8%) - continued
Ford Motor Company, Convertible
$ 377,000 Zero Coupon,  3/15/2026
f
$ 518,611
Ford Motor Credit Company, LLC
215,000 4.063%,  11/1/2024 226,217
190,000 4.134%,  8/4/2025 201,637
Forestar Group, Inc.
45,000 3.850%,  5/15/2026
f
45,113
Gap, Inc.
22,000 3.625%,  10/1/2029
f
21,760
General Motors Company
46,000 5.400%,  10/2/2023 49,237
31,000 6.125%,  10/1/2025 35,611
67,000 6.800%,  10/1/2027 82,238
General Motors Financial
Company, Inc.
68,000 3.950%,  4/13/2024 71,552
50,000 1.200%,  10/15/2024 49,632
48,000 2.900%,  2/26/2025 49,627
35,000 2.750%,  6/20/2025 36,116
45,000 2.700%,  6/10/2031 44,840
GLP Capital, LP
42,000 3.250%,  1/15/2032 42,226
Golden Nugget, Inc.
80,000 6.750%,  10/15/2024
f
80,000
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029
f
48,339
35,000 5.250%,  7/15/2031
f
38,000
Guitar Center Escrow Issuer II, Inc.
22,000 8.500%,  1/15/2026
f
23,606
Hanesbrands, Inc.
64,000 4.875%,  5/15/2026
f
68,400
Harley-Davidson Financial
Services, Inc.
52,000 4.050%,  2/4/2022
f
52,143
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
f
62,400
Hilton Domestic Operating
Company, Inc.
120,000 4.875%,  1/15/2030 128,250
Hilton Grand Vacations Borrower
Escrow, LLC
90,000 5.000%,  6/1/2029
f
92,250
Hyundai Capital America
35,000 1.800%,  10/15/2025
f
34,811
67,000 3.000%,  2/10/2027
f
69,327
45,000 2.100%,  9/15/2028
f
43,718
International Game Technology plc
85,000 5.250%,  1/15/2029
f
90,062
KB Home
60,000 4.800%,  11/15/2029 65,490
Kohl's Corporation
67,000 3.375%,  5/1/2031 68,234
L Brands, Inc.
110,000 6.625%,  10/1/2030
f
124,575
20,000 6.875%,  11/1/2035 24,850
Lennar Corporation
19,000 4.875%,  12/15/2023 20,143
14,000 5.875%,  11/15/2024 15,412
34,000 4.750%,  5/30/2025 37,198
Lowe's Companies, Inc.
68,000 4.000%,  4/15/2025 73,536
Principal
Amount Long-Term Fixed Income (34.8%) Value
Consumer Cyclical (1.8%) - continued
$ 89,000 4.500%,  4/15/2030 $ 103,311
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
f,h
69,306
Magic MergerCo, Inc.
105,000 5.250%,  5/1/2028
f
105,046
Marriott International, Inc.
69,000 3.750%,  10/1/2025 73,071
67,000 4.625%,  6/15/2030 75,371
Mattamy Group Corporation
100,000 5.250%,  12/15/2027
f
105,175
McDonald's Corporation
134,000 3.800%,  4/1/2028 147,223
MGM Resorts International
122,000 5.750%,  6/15/2025 131,303
Nissan Motor Company, Ltd.
54,000 3.043%,  9/15/2023
f
55,409
O'Reilly Automotive, Inc.
67,000 3.900%,  6/1/2029 73,953
Penn National Gaming, Inc.
70,000 4.125%,  7/1/2029
f
67,900
PetSmart, Inc.
90,000 4.750%,  2/15/2028
f
92,363
50,000 7.750%,  2/15/2029
f
54,313
Prime Security Services Borrower,
LLC
165,000 5.750%,  4/15/2026
f
177,156
Procter & Gamble Company
45,000 1.200%,  10/29/2030 42,558
Real Hero Merger Sub 2, Inc.
50,000 6.250%,  2/1/2029
f
49,922
Realogy Group, LLC
90,000 5.750%,  1/15/2029
f
92,250
Rite Aid Corporation
80,000 7.500%,  7/1/2025
f
82,240
Ross Stores, Inc.
45,000 1.875%,  4/15/2031 43,140
Royal Caribbean Cruises, Ltd.
100,000 9.125%,  6/15/2023
f
105,750
90,000 4.250%,  7/1/2026
f
87,174
35,000 5.500%,  4/1/2028
f
35,405
Scientific Games International, Inc.
80,000 7.250%,  11/15/2029
f
89,200
SeaWorld Parks and
Entertainment, Inc.
73,000 5.250%,  8/15/2029
f
74,333
Service Properties Trust
21,000 7.500%,  9/15/2025 22,752
Six Flags Theme Parks, Inc.
50,000 7.000%,  7/1/2025
f
53,397
Staples, Inc.
105,000 7.500%,  4/15/2026
f
107,888
Station Casinos, LLC
53,000 4.625%,  12/1/2031
f
53,435
Tapestry, Inc.
41,000 3.050%,  3/15/2032 41,241
Target Corporation
45,000 2.350%,  2/15/2030 46,244
Tenneco, Inc.
85,000 5.000%,  7/15/2026
h
81,706

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Consumer Cyclical (1.8%) - continued
Toll Brothers Finance Corporation
$ 67,000 4.350%,  2/15/2028 $ 73,365
Toyota Motor Credit Corporation
67,000 1.900%,  4/6/2028 67,138
TripAdvisor, Inc., Convertible
50,000 0.250%,  4/1/2026
f
43,875
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
f,h
53,675
Vail Resorts, Inc., Convertible
74,000 Zero Coupon,  1/1/2026 78,867
Volkswagen Group of America
Finance, LLC
62,000 4.250%,  11/13/2023
f
65,473
17,000 3.350%,  5/13/2025
f
17,886
Wabash National Corporation
73,000 4.500%,  10/15/2028
f
73,730
Wyndham Destinations, Inc.
60,000 6.625%,  7/31/2026
f
66,530
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
36,050
Yum! Brands, Inc.
90,000 4.750%,  1/15/2030
f
97,425
ZF North America Capital, Inc.
50,000 4.750%,  4/29/2025
f
53,625
Total 9,157,387
Consumer Non-Cyclical (1.6%)
Abbott Laboratories
90,000 3.875%,  9/15/2025 97,734
AbbVie, Inc.
35,000 2.800%,  3/15/2023 35,668
141,000 3.600%,  5/14/2025 149,943
90,000 3.200%,  11/21/2029 96,227
Agilent Technologies, Inc.
45,000 2.300%,  3/12/2031 44,560
Albertson's Companies, Inc.
98,000 3.500%,  3/15/2029
f
98,192
50,000 4.875%,  2/15/2030
f
53,986
Altria Group, Inc.
60,000 4.400%,  2/14/2026 66,090
45,000 4.800%,  2/14/2029 50,757
Amgen, Inc.
67,000 2.450%,  2/21/2030 68,190
Anheuser-Busch Companies, LLC
35,000 3.650%,  2/1/2026 37,578
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.750%,  1/23/2029 104,754
Anthem, Inc.
79,000 2.375%,  1/15/2025 81,462
67,000 2.550%,  3/15/2031 68,404
AstraZeneca Finance, LLC
90,000 1.750%,  5/28/2028 89,476
AstraZeneca plc
90,000 0.700%,  4/8/2026 87,053
BAT Capital Corporation
56,000 3.222%,  8/15/2024 58,203
BAT International Finance plc
35,000 1.668%,  3/25/2026 34,358
Principal
Amount Long-Term Fixed Income (34.8%) Value
Consumer Non-Cyclical (1.6%) - continued
Bausch Health Companies, Inc.
$ 110,000 5.000%,  2/15/2029
f
$ 97,075
Baxter International, Inc.
41,000 2.539%,  2/1/2032
f
41,419
Becton, Dickinson and Company
67,000 2.823%,  5/20/2030 69,350
Boston Scientific Corporation
70,000 3.450%,  3/1/2024 73,200
Bunge, Ltd. Finance Corporation
89,000 2.750%,  5/14/2031 90,325
Cargill, Inc.
43,000 2.125%,  11/10/2031
f
42,396
Centene Corporation
85,000 4.250%,  12/15/2027 88,612
20,000 4.625%,  12/15/2029 21,569
249,000 3.000%,  10/15/2030 253,111
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 80,700
Community Health Systems, Inc.
35,000 5.625%,  3/15/2027
f
37,042
50,000 6.000%,  1/15/2029
f
53,312
90,000 6.875%,  4/15/2029
f
91,687
Conagra Brands, Inc.
37,000 4.300%,  5/1/2024 39,371
Constellation Brands, Inc.
90,000 3.150%,  8/1/2029 94,924
Coty, Inc.
54,000 5.000%,  4/15/2026
f
55,622
CVS Health Corporation
36,000 4.100%,  3/25/2025 38,802
35,000 4.300%,  3/25/2028 39,277
DaVita, Inc.
105,000 4.625%,  6/1/2030
f
107,494
Diageo Capital plc
42,000 1.375%,  9/29/2025 41,767
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
53,072
Encompass Health Corporation
110,000 4.500%,  2/1/2028
h
113,163
Endo Finance, LLC
35,000 9.500%,  7/31/2027
f,h
35,627
Energizer Holdings, Inc.
85,000 4.375%,  3/31/2029
f
82,956
Estee Lauder Companies, Inc.
45,000 1.950%,  3/15/2031 44,328
General Mills, Inc.
45,000 4.200%,  4/17/2028 50,252
Gilead Sciences, Inc.
67,000 2.950%,  3/1/2027 70,574
H. J. Heinz Company
30,000 5.200%,  7/15/2045 38,144
HCA, Inc.
245,000 5.375%,  2/1/2025 269,255
83,000 5.875%,  2/1/2029 98,899
HFC Prestige Products, Inc.
86,000 4.750%,  1/15/2029
f
87,397
HLF Financing SARL, LLC
125,000 4.875%,  6/1/2029
f
122,650

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Consumer Non-Cyclical (1.6%) - continued
Humana, Inc.
$ 45,000 2.150%,  2/3/2032 $ 43,512
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
35,132
Ionis Pharmaceuticals, Inc.,
Convertible
63,000 0.125%,  12/15/2024 56,306
Jazz Investments I, Ltd.,
Convertible
232,000 2.000%,  6/15/2026 261,870
JBS Finance Luxembourg SARL
65,000 2.500%,  1/15/2027
f
64,269
52,000 3.625%,  1/15/2032
f
52,196
JBS USA Food Company
10,000 5.750%,  1/15/2028
f
10,425
JBS USA, LLC
25,000 6.500%,  4/15/2029
f
27,500
110,000 5.500%,  1/15/2030
f
119,625
Kraft Foods Group, Inc.
76,000 5.000%,  6/4/2042 94,541
Kraft Heinz Foods Company
67,000 3.875%,  5/15/2027 72,370
140,000 3.750%,  4/1/2030 151,120
Kroger Company
45,000 4.500%,  1/15/2029 51,827
Mattel, Inc.
95,000 3.375%,  4/1/2026
f
97,424
McKesson Corporation
35,000 0.900%,  12/3/2025 33,910
68,000 1.300%,  8/15/2026 66,376
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
f
92,700
Mozart Debt Merger Sub, Inc.
93,000 3.875%,  4/1/2029
f
92,672
92,000 5.250%,  10/1/2029
f
93,255
MPH Acquisition Holdings, LLC
41,000 5.750%,  11/1/2028
f,h
38,991
Mylan, Inc.
34,000 4.200%,  11/29/2023 35,629
Newell Rubbermaid, Inc.
104,000 4.700%,  4/1/2026 113,387
Novartis Capital Corporation
117,000 3.000%,  11/20/2025 123,986
Ortho-Clinical Diagnostics, Inc.
50,000 7.250%,  2/1/2028
f
53,750
Par Pharmaceutical, Inc.
75,000 7.500%,  4/1/2027
f
76,645
PepsiCo, Inc.
67,000 1.625%,  5/1/2030 64,974
Philip Morris International, Inc.
97,000 1.500%,  5/1/2025 97,091
Pilgrim's Pride Corporation
65,000 3.500%,  3/1/2032
f
65,650
Post Holdings, Inc.
26,000 5.500%,  12/15/2029
f
27,316
QBE Insurance Group, Ltd.
84,000 5.875%,  5/12/2025
b,f,i
90,720
Roche Holdings, Inc.
62,000 2.076%,  12/13/2031
f
61,817
Principal
Amount Long-Term Fixed Income (34.8%) Value
Consumer Non-Cyclical (1.6%) - continued
Royalty Pharma plc
$ 105,000 1.200%,  9/2/2025 $ 102,785
Scotts Miracle-Gro Company
100,000 4.500%,  10/15/2029 104,250
SEG Holding, LLC
100,000 5.625%,  10/15/2028
f
104,750
Simmons Foods, Inc.
85,000 4.625%,  3/1/2029
f
83,725
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
52,438
40,000 5.500%,  7/15/2030
f
42,900
Stryker Corporation
45,000 3.650%,  3/7/2028 49,119
Syneos Health, Inc.
80,000 3.625%,  1/15/2029
f
79,000
Sysco Corporation
45,000 5.950%,  4/1/2030 56,169
Teleflex, Inc.
120,000 4.625%,  11/15/2027 124,800
Tenet Healthcare Corporation
25,000 4.625%,  7/15/2024 25,313
170,000 5.125%,  11/1/2027
f
177,013
35,000 6.125%,  10/1/2028
f
36,967
Teva Pharmaceutical Finance
Netherlands III BV
55,000 3.150%,  10/1/2026 51,700
Thermo Fisher Scientific, Inc.
45,000 1.750%,  10/15/2028 44,706
TreeHouse Foods, Inc.
35,000 4.000%,  9/1/2028
h
33,600
United Natural Foods, Inc.
70,000 6.750%,  10/15/2028
f
74,956
UnitedHealth Group, Inc.
112,000 3.850%,  6/15/2028 124,826
Universal Health Services, Inc.
68,000 1.650%,  9/1/2026
f
66,743
22,000 2.650%,  1/15/2032
f
21,618
Viatris, Inc.
35,000 1.650%,  6/22/2025 34,867
VRX Escrow Corporation
203,000 6.125%,  4/15/2025
f
206,768
Winnebago Industries, Inc.,
Convertible
173,000 1.500%,  4/1/2025 230,766
Zoetis, Inc.
52,000 3.250%,  2/1/2023 52,989
68,000 3.900%,  8/20/2028 75,449
Total 8,271,210
Energy (1.5%)
Antero Resources Corporation
80,000 5.375%,  3/1/2030
f
85,520
Apache Corporation
35,000 4.875%,  11/15/2027 38,150
70,000 4.375%,  10/15/2028 76,159
35,000 5.100%,  9/1/2040 39,550
Archrock Partners, LP
80,000 6.250%,  4/1/2028
f
83,418
Baker Hughes, LLC
41,000 2.061%,  12/15/2026 41,368

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Energy (1.5%) - continued
BP Capital Markets America, Inc.
$ 107,000 4.234%,  11/6/2028 $ 120,775
BP Capital Markets plc
84,000 4.875%,  3/22/2030
b,i
90,720
Buckeye Partners, LP
70,000 3.950%,  12/1/2026 71,345
Canadian Natural Resources, Ltd.
113,000 2.050%,  7/15/2025 114,080
Cenovus Energy, Inc.
146,000 5.375%,  7/15/2025 161,115
Cheniere Corpus Christi Holdings,
LLC
92,000 5.875%,  3/31/2025 101,963
Cheniere Energy Partners, LP
65,000 4.500%,  10/1/2029 68,900
71,000 3.250%,  1/31/2032
f
71,710
Cheniere Energy, Inc.
30,000 4.625%,  10/15/2028 31,912
Cheniere Energy, Inc., Convertible
34,000 4.250%,  3/15/2045 28,613
CNX Resources Corporation
45,000 6.000%,  1/15/2029
f
46,800
CNX Resources Corporation,
Convertible
164,000 2.250%,  5/1/2026 214,348
Comstock Resources, Inc.
55,000 5.875%,  1/15/2030
f
56,375
Continental Resources, Inc.
107,000 4.375%,  1/15/2028 115,672
86,000 5.750%,  1/15/2031
f
101,275
Coterra Energy, Inc.
90,000 4.375%,  6/1/2024
f
95,177
CQP Holdco, LP
53,000 5.500%,  6/15/2031
f
55,319
Devon Energy Corporation
60,000 5.250%,  9/15/2024 64,916
89,000 4.500%,  1/15/2030 95,550
Diamondback Energy, Inc.
34,000 2.875%,  12/1/2024 35,272
22,000 3.125%,  3/24/2031 22,674
DT Midstream, Inc.
70,000 4.125%,  6/15/2029
f
71,662
25,000 4.375%,  6/15/2031
f
26,000
Enbridge, Inc.
45,000 3.700%,  7/15/2027 48,518
Endeavor Energy Resources, LP
60,000 5.750%,  1/30/2028
f
63,953
Energean Israel Finance, Ltd.
70,000 4.500%,  3/30/2024
f
70,350
Energy Transfer, LP
41,000 4.200%,  9/15/2023 42,816
126,000 5.875%,  1/15/2024 135,610
67,000 3.750%,  5/15/2030 70,997
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 73,675
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 50,516
EQM Midstream Partners, LP
100,000 6.500%,  7/1/2027
f
112,000
Principal
Amount Long-Term Fixed Income (34.8%) Value
Energy (1.5%) - continued
EQT Corporation
$ 25,000 3.125%,  5/15/2026
f
$ 25,663
67,000 3.900%,  10/1/2027 71,859
EQT Corporation, Convertible
179,000 1.750%,  5/1/2026 298,303
Equinor ASA
31,000 2.875%,  4/6/2025 32,352
Exxon Mobil Corporation
90,000 2.992%,  3/19/2025 94,583
Genesis Energy, LP
40,000 6.500%,  10/1/2025 39,500
25,000 8.000%,  1/15/2027 25,764
Halliburton Company
45,000 2.920%,  3/1/2030 46,293
Harvest Midstream, LP
85,000 7.500%,  9/1/2028
f
90,950
Hess Corporation
38,000 3.500%,  7/15/2024 39,644
Hess Midstream Operations, LP
60,000 5.625%,  2/15/2026
f
61,800
Hilcorp Energy I, LP
70,000 5.750%,  2/1/2029
f
72,150
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
f
64,350
Kinder Morgan Energy Partners,
LP
68,000 3.450%,  2/15/2023 69,440
Laredo Petroleum, Inc.
110,000 7.750%,  7/31/2029
f,h
107,250
Marathon Oil Corporation
45,000 4.400%,  7/15/2027 49,292
Marathon Petroleum Corporation
125,000 4.700%,  5/1/2025 136,365
MPLX, LP
58,000 6.875%,  2/15/2023
b,i
58,145
113,000 1.750%,  3/1/2026 111,863
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 51,623
Nabors Industries, Ltd.
85,000 7.250%,  1/15/2026
f
78,625
National Fuel Gas Company
90,000 5.500%,  1/15/2026 100,560
Newfield Exploration Company
128,000 5.625%,  7/1/2024 140,900
44,000 5.375%,  1/1/2026 48,775
NGL Energy Operating, LLC
50,000 7.500%,  2/1/2026
f
51,565
NGL Energy Partners, LP
50,000 7.500%,  11/1/2023 49,250
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 96,851
Oasis Petroleum, Inc.
55,000 6.375%,  6/1/2026
f
57,612
Occidental Petroleum Corporation
60,000 3.400%,  4/15/2026 61,541
25,000 8.500%,  7/15/2027 31,188
135,000 3.500%,  8/15/2029 138,686
50,000 6.450%,  9/15/2036 63,750
80,000 4.400%,  4/15/2046 82,000

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Energy (1.5%) - continued
ONEOK, Inc.
$ 68,000 2.200%,  9/15/2025 $ 68,681
Ovintiv, Inc.
30,000 7.375%,  11/1/2031 39,105
40,000 6.625%,  8/15/2037 52,364
PBF Holding Company, LLC
40,000 9.250%,  5/15/2025
f
38,050
Pioneer Natural Resources
Company
68,000 1.900%,  8/15/2030 64,582
Pioneer Natural Resources
Company, Convertible
94,000 0.250%,  5/15/2025 167,496
Plains All American Pipeline, LP
111,000 4.650%,  10/15/2025 121,067
Precision Drilling Corporation
60,000 6.875%,  1/15/2029
f
61,153
Sabine Pass Liquefaction, LLC
67,000 4.200%,  3/15/2028 73,390
Schlumberger Finance Canada,
Ltd.
35,000 1.400%,  9/17/2025 34,870
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
f
32,177
SM Energy Company
35,000 6.500%,  7/15/2028 36,225
Southwestern Energy Company
45,000 5.375%,  2/1/2029 47,588
33,000 4.750%,  2/1/2032 34,752
Summit Midstream Holdings, LLC
64,000 8.500%,  10/15/2026
f
66,684
Suncor Energy, Inc.
34,000 3.100%,  5/15/2025 35,518
Sunoco, LP
90,000 5.875%,  3/15/2028 95,175
49,000 4.500%,  4/30/2030
f
50,221
Tallgrass Energy Finance
Corporation
105,000 5.500%,  1/15/2028
f
104,081
Targa Resources Partners, LP
40,000 5.375%,  2/1/2027 41,223
50,000 5.000%,  1/15/2028 52,685
20,000 4.875%,  2/1/2031 21,719
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
f
50,750
Transocean Proteus, Ltd.
25,000 6.250%,  12/1/2024
f
24,625
Transocean, Inc.
50,000 11.500%,  1/30/2027
f
49,000
USA Compression Partners, LP
40,000 6.875%,  4/1/2026 41,600
Venture Global Calcasieu Pass,
LLC
67,000 3.875%,  8/15/2029
f
69,513
40,000 4.125%,  8/15/2031
f
42,400
Vine Energy Holdings, LLC
45,000 6.750%,  4/15/2029
f
48,825
W&T Offshore, Inc.
29,000 9.750%,  11/1/2023
f
27,695
Principal
Amount Long-Term Fixed Income (34.8%) Value
Energy (1.5%) - continued
Weatherford International, Ltd.
$ 73,000 8.625%,  4/30/2030
f
$ 75,785
Western Gas Partners, LP
44,000 4.000%,  7/1/2022 44,110
Western Midstream Operating, LP
70,000 3.950%,  6/1/2025 73,356
30,000 5.500%,  8/15/2048 35,836
Williams Companies, Inc.
45,000 2.600%,  3/15/2031 44,694
Total 7,410,260
Financials (4.6%)
AerCap Ireland Capital DAC
59,000 3.150%,  2/15/2024 60,852
63,000 6.500%,  7/15/2025 71,993
114,000 3.000%,  10/29/2028 115,611
Air Lease Corporation
64,000 4.650%,  6/15/2026
b,i
66,320
Aircastle, Ltd.
65,000 5.250%,  6/15/2026
b,f,i
66,300
45,000 2.850%,  1/26/2028
f
45,260
Alliant Holdings Intermediate, LLC
37,000 6.750%,  10/15/2027
f
38,387
Ally Financial, Inc.
142,000 5.750%,  11/20/2025 160,152
128,000 4.700%,  5/15/2026
b,i
132,800
45,000 8.000%,  11/1/2031 63,701
Altice Financing SA
30,000 5.750%,  8/15/2029
f
29,700
American Express Company
35,000 3.400%,  2/22/2024 36,705
50,000 3.550%,  9/15/2026
b,i
50,087
American Finance Trust, Inc.
55,000 4.500%,  9/30/2028
f
55,405
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 44,102
American International Group, Inc.
90,000 4.200%,  4/1/2028 100,398
AmWINS Group, Inc.
45,000 4.875%,  6/30/2029
f
45,450
Ares Capital Corporation
18,000 4.250%,  3/1/2025 19,050
113,000 3.875%,  1/15/2026 119,090
Ares Capital Corporation,
Convertible
73,000 4.625%,  3/1/2024 83,497
Athene Global Funding
60,000 4.000%,  1/25/2022
f
60,125
Australia and New Zealand
Banking Group, Ltd.
102,000 2.950%,  7/22/2030
b,f
104,536
Aviation Capital Group, LLC
46,000 5.500%,  12/15/2024
f
50,328
48,000 4.875%,  10/1/2025
f
51,875
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
f
94,313
BAC Capital Trust XIV
92,000
4.000%,  (LIBOR 3M +
0.400%), 1/19/2022
b,i
91,583

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Financials (4.6%) - continued
Banco Santander Mexico SA
$ 17,000 5.375%,  4/17/2025
f
$ 18,551
Banco Santander SA
51,000 4.750%,  11/12/2026
b,i
50,964
Bank of America Corporation
55,000 3.004%,  12/20/2023
b
56,137
115,000 3.550%,  3/5/2024
b
118,418
143,000 3.864%,  7/23/2024
b
148,986
70,000 4.200%,  8/26/2024 75,030
288,000 6.250%,  9/5/2024
b,i
309,960
35,000 3.458%,  3/15/2025
b
36,603
83,000 6.100%,  3/17/2025
b,i
89,951
85,000 1.319%,  6/19/2026
b
84,097
28,000 1.197%,  10/24/2026
b
27,441
70,000 1.734%,  7/22/2027
b
69,490
62,000 5.875%,  3/15/2028
b,i
68,975
134,000 3.593%,  7/21/2028
b
144,221
45,000 2.087%,  6/14/2029
b
44,684
179,000 3.974%,  2/7/2030
b
197,175
89,000 2.687%,  4/22/2032
b
90,320
65,000 2.572%,  10/20/2032
b
65,312
Bank of New York Mellon
Corporation
42,000 4.700%,  9/20/2025
b,i
44,803
63,000 3.400%,  1/29/2028 68,376
Bank of Nova Scotia
126,000 4.900%,  6/4/2025
b,i
135,017
45,000 1.050%,  3/2/2026 43,859
Barclays plc
65,000 4.610%,  2/15/2023
b
65,278
81,000 4.338%,  5/16/2024
b
84,319
85,000 8.000%,  6/15/2024
b,i
93,949
34,000 4.375%,  9/11/2024 36,332
41,000 2.852%,  5/7/2026
b
42,286
68,000 4.972%,  5/16/2029
b
77,562
BNP Paribas SA
55,000 6.625%,  3/25/2024
b,f,i
59,196
67,000 2.819%,  11/19/2025
b,f
68,953
Boston Properties, LP
45,000 2.550%,  4/1/2032 44,664
BPCE SA
32,000 2.375%,  1/14/2025
f
32,556
Brixmor Operating Partnership, LP
91,000 2.250%,  4/1/2028 90,516
Canadian Imperial Bank of
Commerce
32,000 2.250%,  1/28/2025 32,691
CANPACK SA
90,000 3.125%,  11/1/2025
f
90,000
Capital One Bank USA NA
52,000 3.375%,  2/15/2023 53,439
48,000 2.280%,  1/28/2026
b
48,881
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,i
28,140
Cascades USA, Inc.
50,000 5.125%,  1/15/2026
f
52,000
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
b,i
139,520
128,000 4.000%,  6/1/2026
b,i
130,560
66,000 2.000%,  3/20/2028 66,874
Chobani, LLC
116,000 4.625%,  11/15/2028
f
119,185
Principal
Amount Long-Term Fixed Income (34.8%) Value
Financials (4.6%) - continued
CIT Group, Inc.
$ 90,000 5.250%,  3/7/2025 $ 99,147
89,000 6.125%,  3/9/2028 107,467
Citigroup, Inc.
43,000 2.750%,  4/25/2022 43,233
168,000 5.950%,  1/30/2023
b,i
173,040
102,000 5.000%,  9/12/2024
b,i
105,060
105,000 3.352%,  4/24/2025
b
109,636
32,000 5.950%,  5/15/2025
b,i
34,240
85,000 5.500%,  9/13/2025 96,129
37,000 1.281%,  11/3/2025
b
36,901
84,000 4.000%,  12/10/2025
b,i
84,630
200,000 3.875%,  2/18/2026
b,i
200,000
58,000 4.150%,  11/15/2026
b,i
58,942
159,000 1.122%,  1/28/2027
b
154,864
91,000 1.462%,  6/9/2027
b
89,448
180,000 4.075%,  4/23/2029
b
198,503
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,i
65,000
CNA Financial Corporation
40,000 3.950%,  5/15/2024 42,202
Coinbase Global, Inc.
37,000 3.625%,  10/1/2031
f
34,040
Coinbase Global, Inc., Convertible
104,000 0.500%,  6/1/2026
f
111,332
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,i
45,780
Commerzbank AG
82,000 8.125%,  9/19/2023
f
90,352
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
f
53,104
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,f
34,497
Corporate Office Properties, LP
91,000 2.250%,  3/15/2026 92,032
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
f
71,750
Credit Agricole SA
54,000 6.875%,  9/23/2024
b,f,i
58,927
45,000 3.250%,  1/14/2030
f
46,596
Credit Suisse Group AG
49,000 6.500%,  8/8/2023
f
52,736
22,000 7.500%,  12/11/2023
b,f,i
23,760
34,000 2.593%,  9/11/2025
b,f
34,719
32,000 7.250%,  9/12/2025
b,f,i
35,164
46,000 3.869%,  1/12/2029
b,f
49,240
Credit Suisse Group Funding
(Guernsey), Ltd.
132,000 3.800%,  9/15/2022 134,848
Dai-ichi Life Insurance Company,
Ltd.
148,000 5.100%,  10/28/2024
b,f,h,i
159,285
Danske Bank AS
61,000 5.000%,  1/12/2023
b,f
61,052
Deutsche Bank AG
152,000 2.129%,  11/24/2026
b
151,751
64,000 2.311%,  11/16/2027
b
63,971
45,000 3.035%,  5/28/2032
b
45,344
Discover Bank
90,000 4.682%,  8/9/2028
b
94,061

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Financials (4.6%) - continued
Diversified Healthcare Trust
$ 29,000 4.375%,  3/1/2031 $ 27,852
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
f
101,857
EPR Properties
66,000 3.600%,  11/15/2031 65,297
Fidelity National Financial, Inc.
57,000 5.500%,  9/1/2022 58,807
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
b,i
88,935
Fifth Third Bank NA
46,000 3.850%,  3/15/2026 49,613
First Horizon Bank
67,000 5.750%,  5/1/2030 80,138
First Horizon National Corporation
41,000 3.550%,  5/26/2023 42,245
FNB Corporation
64,000 2.200%,  2/24/2023 64,533
Fortress Transportation and
Infrastructure Investors, LLC
50,000 6.500%,  10/1/2025
f
51,687
30,000 5.500%,  5/1/2028
f
30,573
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 45,697
45,000 2.625%,  1/15/2027 44,409
FTI Consulting, Inc., Convertible
146,000 2.000%,  8/15/2023 226,008
Global Net Lease, Inc.
95,000 3.750%,  12/15/2027
f
92,779
Goldman Sachs Group, Inc.
67,000 0.627%,  11/17/2023
b
66,826
139,000 3.625%,  2/20/2024 145,819
206,000 5.500%,  8/10/2024
b,i
217,330
43,000 4.400%,  2/10/2025
b,i
43,279
31,000 3.500%,  4/1/2025 32,780
52,000 4.250%,  10/21/2025 56,709
51,000 0.855%,  2/12/2026
b
50,001
33,000 3.650%,  8/10/2026
b,i
32,670
57,000 4.125%,  11/10/2026
b,i
57,937
60,000 1.948%,  10/21/2027
b
59,736
90,000 3.814%,  4/23/2029
b
97,898
44,000 3.800%,  3/15/2030 48,436
44,000 2.615%,  4/22/2032
b
44,316
45,000 2.383%,  7/21/2032
b
44,307
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 46,665
66,000
2.281%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
62,880
HSBC Holdings plc
65,000 3.803%,  3/11/2025
b
68,209
20,000 6.375%,  3/30/2025
b,i
21,586
39,000 2.633%,  11/7/2025
b
40,002
41,000 1.645%,  4/18/2026
b
40,660
41,000 1.589%,  5/24/2027
b
40,095
64,000 2.251%,  11/22/2027
b
64,133
91,000 6.500%,  3/23/2028
b,i
100,235
126,000 4.583%,  6/19/2029
b
141,151
112,000 4.600%,  12/17/2030
b,i
111,908
53,000 2.804%,  5/24/2032
b
53,164
43,000 6.500%,  9/15/2037 59,493
Principal
Amount Long-Term Fixed Income (34.8%) Value
Financials (4.6%) - continued
HUB International, Ltd.
$ 45,000 5.625%,  12/1/2029
f
$ 46,360
Huntington Bancshares, Inc.
126,000 4.450%,  10/15/2027
b,i
133,087
Icahn Enterprises, LP
70,000 6.375%,  12/15/2025 71,225
60,000 6.250%,  5/15/2026 62,475
25,000 5.250%,  5/15/2027 25,711
ING Groep NV
90,000 1.726%,  4/1/2027
b
89,395
Intercontinental Exchange, Inc.
34,000 0.700%,  6/15/2023 33,863
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 64,035
Iron Mountain, Inc.
80,000 4.875%,  9/15/2027
f
82,958
iStar, Inc.
85,000 4.250%,  8/1/2025 86,913
iStar, Inc., Convertible
112,000 3.125%,  9/15/2022 210,347
J.P. Morgan Chase & Company
84,000 6.000%,  8/1/2023
b,i
87,570
84,000 6.750%,  2/1/2024
b,i
91,046
24,000 1.514%,  6/1/2024
b
24,182
131,000 5.000%,  8/1/2024
b,i
134,603
70,000 3.875%,  9/10/2024 74,247
145,000 4.023%,  12/5/2024
b
152,883
158,000 4.600%,  2/1/2025
b,i
162,148
31,000 2.083%,  4/22/2026
b
31,464
40,000 3.650%,  6/1/2026
b,i
39,900
190,000 1.045%,  11/19/2026
b
185,099
90,000 1.578%,  4/22/2027
b
88,939
134,000 4.005%,  4/23/2029
b
147,903
45,000 2.069%,  6/1/2029
b
44,625
179,000 4.493%,  3/24/2031
b
207,140
Jefferies Finance, LLC
75,000 5.000%,  8/15/2028
f
76,875
KeyBank NA
67,000 3.900%,  4/13/2029 74,022
Kilroy Realty, LP
90,000 4.375%,  10/1/2025 98,017
KKR Real Estate Finance Trust,
Inc., Convertible
46,000 6.125%,  5/15/2023 48,538
Life Storage, LP
44,000 2.400%,  10/15/2031 43,248
Lincoln National Corporation
50,000
2.515%,  (LIBOR 3M +
2.358%), 2/17/2022
b
44,375
45,000 3.800%,  3/1/2028 49,370
Lloyds Banking Group plc
51,000 2.858%,  3/17/2023
b
51,198
65,000 3.900%,  3/12/2024 68,660
90,000 1.627%,  5/11/2027
b
88,601
98,000 3.369%,  12/14/2046
b
97,482
LPL Holdings, Inc.
60,000 4.000%,  3/15/2029
f
61,425
M&T Bank Corporation
58,000 3.500%,  9/1/2026
b,i
56,828

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Financials (4.6%) - continued
Macquarie Group, Ltd.
$ 89,000 1.629%,  9/23/2027
b,f
$ 87,205
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 40,380
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,i
85,680
164,000 5.875%,  3/15/2028
b,i
184,177
MGM Growth Properties Operating
Partnership, LP
90,000 4.625%,  6/15/2025
f
95,948
87,000 5.750%,  2/1/2027 98,310
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 101,329
Mitsubishi UFJ Financial Group,
Inc.
83,000 3.455%,  3/2/2023 85,455
35,000 3.407%,  3/7/2024 36,639
41,000 1.412%,  7/17/2025 40,772
91,000 1.538%,  7/20/2027
b
89,380
67,000 3.741%,  3/7/2029 73,193
Mizuho Financial Group, Inc.
66,000 1.554%,  7/9/2027
b
64,930
93,000 2.564%,  9/13/2031 90,642
Morgan Stanley
84,000 3.125%,  1/23/2023 86,127
66,000 4.100%,  5/22/2023 68,741
34,000 0.560%,  11/10/2023
b
33,953
34,000 2.720%,  7/22/2025
b
35,037
88,000 1.164%,  10/21/2025
b
87,305
24,000 5.000%,  11/24/2025 26,867
69,000 2.188%,  4/28/2026
b
70,354
39,000 0.985%,  12/10/2026
b
37,827
90,000 1.593%,  5/4/2027
b
89,113
93,000 1.512%,  7/20/2027
b
91,534
134,000 3.622%,  4/1/2031
b
146,019
MPT Operating Partnership, LP
50,000 5.250%,  8/1/2026 51,438
30,000 4.625%,  8/1/2029 31,650
National Retail Properties, Inc.
45,000 2.500%,  4/15/2030 45,610
NatWest Group plc
35,000 6.125%,  12/15/2022 36,606
35,000 6.100%,  6/10/2023 37,312
65,000 4.269%,  3/22/2025
b
68,786
45,000 4.892%,  5/18/2029
b
51,468
67,000 3.754%,  11/1/2029
b
69,861
62,000 4.600%,  6/28/2031
b,i
60,760
Navient Corporation
45,000 5.500%,  1/25/2023 46,868
20,000 5.000%,  3/15/2027 20,397
NFP Corporation
30,000 6.875%,  8/15/2028
f
30,077
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
b,f
180,810
129,000 3.400%,  1/23/2050
b,f
133,193
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 65,732
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 50,752
45,000 3.375%,  2/1/2031 45,326
Principal
Amount Long-Term Fixed Income (34.8%) Value
Financials (4.6%) - continued
OneMain Finance Corporation
$ 45,000 6.875%,  3/15/2025 $ 50,063
100,000 7.125%,  3/15/2026 114,000
35,000 3.500%,  1/15/2027 34,606
Owl Rock Capital Corporation
45,000 4.250%,  1/15/2026 47,321
Owl Rock Technology Finance
Corporation
22,000 4.750%,  12/15/2025
f
23,419
67,000 3.750%,  6/17/2026
f
69,013
Park Intermediate Holdings, LLC
25,000 4.875%,  5/15/2029
f
25,563
PayPal Holdings, Inc.
68,000 1.650%,  6/1/2025 68,831
45,000 2.850%,  10/1/2029 47,359
Pebblebrook Hotel Trust,
Convertible
54,000 1.750%,  12/15/2026 59,462
PennyMac Financial Services, Inc.
60,000 4.250%,  2/15/2029
f
57,684
Pine Street Trust I
45,000 4.572%,  2/15/2029
f
50,779
Playtika Holding Corporation
45,000 4.250%,  3/15/2029
f
44,100
PNC Bank NA
45,000 2.700%,  10/22/2029 46,488
PNC Financial Services Group,
Inc.
60,000 3.400%,  9/15/2026
b,i
59,054
Preferred Term Securities XXIII,
Ltd.
36,638
0.403%,  (LIBOR 3M +
0.200%), 12/22/2036
b,f
31,124
Principal Life Global Funding II
68,000 1.250%,  8/16/2026
f
66,362
Provident Financing Trust I
42,000 7.405%,  3/15/2038 51,240
Prudential Financial, Inc.
75,000 5.625%,  6/15/2043
b
78,038
201,000 5.200%,  3/15/2044
b
209,316
42,000 3.700%,  10/1/2050
b
42,487
Radian Group, Inc.
45,000 4.875%,  3/15/2027 48,288
Realty Income Corporation
45,000 4.875%,  6/1/2026 50,628
67,000 3.950%,  8/15/2027 74,287
Regions Financial Corporation
84,000 5.750%,  6/15/2025
b,i
91,980
Reinsurance Group of America,
Inc.
64,000 4.700%,  9/15/2023 67,754
Rocket Mortgage Co-Issuer, Inc.
60,000 3.625%,  3/1/2029
f
60,225
Royal Bank of Canada
88,000 0.750%,  10/7/2024 87,108
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 94,423
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
90,074
67,000 3.823%,  11/3/2028
b
71,912

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Financials (4.6%) - continued
Service Properties Trust
$ 20,000 4.750%,  10/1/2026 $ 19,450
25,000 4.950%,  2/15/2027 24,250
50,000 5.500%,  12/15/2027 51,314
Simon Property Group, LP
68,000 2.000%,  9/13/2024 69,209
90,000 2.650%,  7/15/2030 91,685
Societe Generale SA
39,000 2.625%,  10/16/2024
f
40,061
84,000 8.000%,  9/29/2025
b,f,i
97,096
41,000 1.488%,  12/14/2026
b,f
39,932
Spirit Realty, LP
100,000 2.100%,  3/15/2028 97,330
Standard Chartered plc
52,000 1.319%,  10/14/2023
b,f
52,042
41,000 0.991%,  1/12/2025
b,f
40,537
40,000 6.000%,  7/26/2025
b,f,i
42,650
Starwood Property Trust, Inc.,
Convertible
90,000 4.375%,  4/1/2023 94,221
State Street Corporation
31,000 2.354%,  11/1/2025
b
31,950
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
b,f
182,875
Sumitomo Mitsui Financial Group,
Inc.
43,000 2.784%,  7/12/2022 43,529
42,000 2.778%,  10/18/2022 42,723
39,000 2.448%,  9/27/2024 40,109
67,000 3.544%,  1/17/2028 72,291
67,000 2.142%,  9/23/2030 64,380
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
f
34,165
Summit Hotel Properties, Inc.,
Convertible
79,000 1.500%,  2/15/2026 82,397
SVB Financial Group
92,000 4.000%,  5/15/2026
b,i
92,460
42,000 4.250%,  11/15/2026
b,i
42,588
Synchrony Financial
38,000 4.250%,  8/15/2024 40,247
90,000 3.700%,  8/4/2026 95,576
Truist Bank
42,000 2.250%,  3/11/2030 41,891
Truist Financial Corporation
89,000 4.950%,  9/1/2025
b,i
95,487
45,000 1.887%,  6/7/2029
b
44,311
UBS Group AG
97,000 1.364%,  1/30/2027
b,f
94,810
UDR, Inc.
89,000 3.000%,  8/15/2031 92,687
United Wholesale Mortgage, LLC
70,000 5.500%,  4/15/2029
f
68,688
USB Realty Corporation
184,000
1.271%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
156,965
Ventas Realty, LP
35,000 3.750%,  5/1/2024 36,654
VICI Properties, LP
50,000 4.250%,  12/1/2026
f
52,074
30,000 3.750%,  2/15/2027
f
30,985
Principal
Amount Long-Term Fixed Income (34.8%) Value
Financials (4.6%) - continued
$ 25,000 4.625%,  12/1/2029
f
$ 26,606
Wells Fargo & Company
70,000 4.125%,  8/15/2023 73,408
26,000 1.654%,  6/2/2024
b
26,220
106,000 2.406%,  10/30/2025
b
108,647
116,000 3.900%,  3/15/2026
b,i
119,190
119,000 2.188%,  4/30/2026
b
121,102
50,000
0.624%,  (LIBOR 3M +
0.500%), 1/15/2027
b
48,475
89,000 3.584%,  5/22/2028
b
95,677
90,000 4.478%,  4/4/2031
b
104,555
Welltower, Inc.
45,000 2.050%,  1/15/2029 44,288
67,000 2.800%,  6/1/2031 68,286
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
72,306
Willis North America, Inc.
90,000 4.500%,  9/15/2028 100,600
Total 23,036,616
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
42,000 2.150%,  5/13/2025
f
42,636
Total 42,636
Mortgage-Backed Securities (13.4%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
17,375,000 2.000%,  1/1/2037
e
17,790,715
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
10,975,000 2.000%,  1/1/2052
e
10,941,185
20,025,000 2.500%,  1/1/2052
e
20,430,290
7,400,000 3.000%,  1/1/2048
e
7,666,128
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
10,675,000 2.500%,  1/1/2052
e
10,931,855
Total 67,760,173
Technology (1.1%)
Akamai Technologies, Inc.,
Convertible
74,000 0.125%,  5/1/2025 96,851
233,000 0.375%,  9/1/2027 272,470
Analog Devices, Inc.
22,000 2.100%,  10/1/2031 22,046
Apple, Inc.
134,000 2.200%,  9/11/2029 137,153
Baidu, Inc.
39,000 3.075%,  4/7/2025 40,446
Black Knight InfoServ, LLC
82,000 3.625%,  9/1/2028
f
81,893
Broadcom Corporation
90,000 3.125%,  1/15/2025 94,012
67,000 3.875%,  1/15/2027 72,648
Broadcom, Inc.
90,000 5.000%,  4/15/2030 104,780

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Technology (1.1%) - continued
CommScope Technologies
Finance, LLC
$ 70,000 6.000%,  6/15/2025
f
$ 70,000
CommScope, Inc.
50,000 7.125%,  7/1/2028
f
49,125
Dell International, LLC
26,000 5.450%,  6/15/2023 27,427
67,000 5.850%,  7/15/2025 75,941
67,000 5.300%,  10/1/2029 78,537
Fiserv, Inc.
72,000 2.750%,  7/1/2024 74,471
89,000 4.200%,  10/1/2028 99,771
Gartner, Inc.
45,000 3.625%,  6/15/2029
f
45,497
75,000 3.750%,  10/1/2030
f
76,680
Global Payments, Inc.
17,000 2.650%,  2/15/2025 17,471
45,000 3.200%,  8/15/2029 46,870
Hewlett Packard Enterprise
Company
33,000 2.250%,  4/1/2023 33,501
InterDigital, Inc., Convertible
43,000 2.000%,  6/1/2024 47,139
Intuit, Inc.
35,000 0.950%,  7/15/2025 34,496
Iron Mountain, Inc.
120,000 5.000%,  7/15/2028
f
123,300
66,000 4.500%,  2/15/2031
f
66,706
Jabil, Inc.
45,000 1.700%,  4/15/2026 44,877
Lumentum Holdings, Inc.,
Convertible
151,000 0.250%,  3/15/2024 268,214
Marvell Technology, Inc.
41,000 4.200%,  6/22/2023 42,597
44,000 2.950%,  4/15/2031 44,833
Microchip Technology, Inc.,
Convertible
73,000 1.625%,  2/15/2027 185,694
Micron Technology, Inc.
86,000 4.975%,  2/6/2026 95,486
MSCI, Inc.
65,000 4.000%,  11/15/2029
f
67,925
NCR Corporation
140,000 6.125%,  9/1/2029
f
149,610
NortonLifeLock, Inc., Convertible
176,000 2.000%,  8/15/2022
f
226,952
Nuance Communications, Inc.,
Convertible
96,000 1.250%,  4/1/2025 270,605
NVIDIA Corporation
22,000 2.850%,  4/1/2030 23,367
NXP Funding, LLC
48,000 4.875%,  3/1/2024
f
51,562
17,000 2.700%,  5/1/2025
f
17,562
45,000 4.300%,  6/18/2029
f
50,415
Open Text Corporation
80,000 4.125%,  2/15/2030
f
82,400
Oracle Corporation
112,000 2.500%,  4/1/2025 114,624
112,000 2.950%,  4/1/2030 113,273
Principal
Amount Long-Term Fixed Income (34.8%) Value
Technology (1.1%) - continued
Panasonic Corporation
$ 53,000 2.536%,  7/19/2022
f
$ 53,420
Progress Software Corporation,
Convertible
22,000 1.000%,  4/15/2026
f
22,815
PTC, Inc.
40,000 3.625%,  2/15/2025
f
40,550
35,000 4.000%,  2/15/2028
f
35,613
Qorvo, Inc.
127,000 3.375%,  4/1/2031
f
129,278
Rackspace Technology Global,
Inc.
75,000 5.375%,  12/1/2028
f,h
73,125
Salesforce.com, Inc.
45,000 1.950%,  7/15/2031 44,579
Seagate HDD Cayman
34,000 4.250%,  3/1/2022 34,034
116,000 3.125%,  7/15/2029 113,273
90,000 3.375%,  7/15/2031 87,581
Sensata Technologies, Inc.
110,000 3.750%,  2/15/2031
f
109,610
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
f
20,720
SS&C Technologies, Inc.
150,000 5.500%,  9/30/2027
f
156,750
Switch, Ltd.
70,000 3.750%,  9/15/2028
f
70,525
Tencent Holdings, Ltd.
53,000 2.880%,  4/22/2031
f
53,945
Teradyne, Inc., Convertible
27,000 1.250%,  12/15/2023 139,658
Verint Systems, Inc., Convertible
63,000 0.250%,  4/15/2026
f
67,057
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
f
54,997
Viavi Solutions, Inc., Convertible
23,000 1.000%,  3/1/2024 32,574
Vishay Intertechnology, Inc.,
Convertible
130,000 2.250%,  6/15/2025 134,394
VMware, Inc.
91,000 1.400%,  8/15/2026 89,433
31,000 2.200%,  8/15/2031 30,448
Ziff Davis, Inc., Convertible
243,000 1.750%,  11/1/2026
f
300,290
Total 5,633,896
Transportation (0.5%)
AerCap Holdings NV
34,000 5.875%,  10/10/2079
b
35,190
Air Canada
15,000 3.875%,  8/15/2026
f
15,300
Air Canada Pass Through Trust
13,682 3.875%,  3/15/2023
f
13,752
Air Lease Corporation
32,000 2.300%,  2/1/2025 32,440
24,000 3.375%,  7/1/2025 25,042
45,000 3.125%,  12/1/2030 45,917

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Transportation (0.5%) - continued
Air Transport Services Group, Inc.,
Convertible
$ 79,000 1.125%,  10/15/2024 $ 87,888
American Airlines, Inc.
78,000 11.750%,  7/15/2025
f
96,233
161,000 5.500%,  4/20/2026
f
167,420
15,000 5.750%,  4/20/2029
f
16,031
Aon Corporation
42,000 2.600%,  12/2/2031 42,731
Avis Budget Car Rental, LLC
60,000 5.375%,  3/1/2029
f,h
63,289
Boeing Company
35,000 1.950%,  2/1/2024 35,397
Canadian Pacific Railway
Company
83,000 1.750%,  12/2/2026 83,300
41,000 2.450%,  12/2/2031 41,803
CSX Corporation
45,000 4.250%,  3/15/2029 50,591
Delta Air Lines, Inc.
41,000 7.000%,  5/1/2025
f
46,880
95,882 4.500%,  10/20/2025
f
100,773
89,000 4.750%,  10/20/2028
f
97,186
Greenbrier Companies, Inc.,
Convertible
68,000 2.875%,  4/15/2028
f
74,120
Hertz Corporation
45,000 4.625%,  12/1/2026
f
45,281
54,000 5.000%,  12/1/2029
f
54,046
J.B. Hunt Transport Services, Inc.
40,000 3.300%,  8/15/2022 40,479
JetBlue Airways Corporation,
Convertible
167,000 0.500%,  4/1/2026
f
155,680
Meritor, Inc., Convertible
174,000 3.250%,  10/15/2037 189,451
Mileage Plus Holdings, LLC
107,000 6.500%,  6/20/2027
f
114,223
Penske Truck Leasing Company,
LP
35,000 1.200%,  11/15/2025
f
34,100
47,000 1.700%,  6/15/2026
f
46,459
Southwest Airlines Company
42,000 5.125%,  6/15/2027 48,015
45,000 2.625%,  2/10/2030 44,933
Southwest Airlines Company,
Convertible
233,000 1.250%,  5/1/2025 310,589
Union Pacific Corporation
62,000 3.750%,  7/15/2025 66,976
45,000 2.150%,  2/5/2027 46,138
United Airlines Pass Through Trust
65,000 3.700%,  12/1/2022 66,155
United Airlines, Inc.
75,000 4.375%,  4/15/2026
f
78,205
75,000 4.625%,  4/15/2029
f
77,344
Total 2,589,357
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
715,000 1.125%,  2/15/2031 693,913
Principal
Amount Long-Term Fixed Income (34.8%) Value
U.S. Government & Agencies (2.5%) -
continued
U.S. Treasury Notes
$ 2,190,000 0.125%,  2/28/2023 $ 2,181,018
1,510,000 0.125%,  4/30/2023 1,501,919
2,830,000 0.125%,  2/15/2024 2,793,077
1,550,000 0.500%,  3/31/2025 1,524,268
1,620,000 0.500%,  2/28/2026 1,573,994
870,000 0.500%,  4/30/2027 834,520
1,550,000 1.125%,  2/29/2028 1,527,477
Total 12,630,186
Utilities (0.7%)
AES Corporation
72,000 3.950%,  7/15/2030
f
76,709
Ameren Corporation
45,000 1.750%,  3/15/2028 43,486
American Electric Power
Company, Inc.
44,000 2.300%,  3/1/2030 42,897
Berkshire Hathaway Energy
Company
64,000 4.050%,  4/15/2025 69,243
Calpine Corporation
105,000 4.500%,  2/15/2028
f
108,937
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 34,941
67,000 1.450%,  6/1/2026 65,729
67,000 2.650%,  6/1/2031 67,908
Dominion Energy, Inc.
35,000 3.071%,  8/15/2024 36,228
135,000 4.650%,  12/15/2024
b,i
140,737
45,000 3.375%,  4/1/2030 47,755
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
54,583
22,000 4.875%,  9/16/2024
b,i
22,825
90,000 3.150%,  8/15/2027 94,664
44,000 2.450%,  6/1/2030 43,684
Edison International
54,000 4.950%,  4/15/2025 58,728
55,000 5.000%,  12/15/2026
b,i
56,199
Enel Finance International NV
93,000 1.375%,  7/12/2026
f
90,565
Energy Transfer, LP
52,000 6.500%,  11/15/2026
b,i
52,910
Entergy Corporation
34,000 0.900%,  9/15/2025 32,930
45,000 1.900%,  6/15/2028 44,092
Evergy, Inc.
34,000 2.450%,  9/15/2024 34,870
Exelon Corporation
45,000 4.050%,  4/15/2030 49,998
FirstEnergy Corporation
66,000 3.350%,  7/15/2022 66,205
Georgia Power Company
32,000 2.100%,  7/30/2023 32,563
Jersey Central Power & Light
Company
22,000 2.750%,  3/1/2032
f
22,295
NextEra Energy Capital Holdings,
Inc.
41,000 3.800%,  3/15/2082
b
41,711

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.8%) Value
Utilities (0.7%) - continued
$ 45,000 2.250%,  6/1/2030 $ 44,729
NextEra Energy Operating
Partners, LP
100,000 3.875%,  10/15/2026
f
105,900
NextEra Energy Partners, LP,
Convertible
239,000 Zero Coupon,  11/15/2025
f
272,340
NiSource, Inc.
43,000 5.650%,  6/15/2023
b,i
44,182
45,000 2.950%,  9/1/2029 46,634
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
f
34,216
100,000 3.375%,  2/15/2029
f
97,990
35,000 5.250%,  6/15/2029
f
37,498
NRG Energy, Inc., Convertible
118,000 2.750%,  6/1/2048 139,983
Pacific Gas and Electric Company
67,000 3.750%,  2/15/2024 69,471
67,000 2.100%,  8/1/2027 64,685
87,000 4.550%,  7/1/2030 94,064
PG&E Corporation
65,000 5.000%,  7/1/2028 68,368
Public Service Enterprise Group,
Inc.
45,000 1.600%,  8/15/2030 41,712
Sempra Energy
84,000 4.875%,  10/15/2025
b,i
89,946
67,000 3.400%,  2/1/2028 71,323
Southern Company
119,000 4.000%,  1/15/2051
b
121,678
109,000 3.750%,  9/15/2051
b
109,000
Suburban Propane Partners, LP
90,000 5.875%,  3/1/2027 92,925
TerraForm Power Operating, LLC
100,000 5.000%,  1/31/2028
f
105,920
TransCanada Trust
175,000 5.875%,  8/15/2076
b
191,188
Vistra Operations Company, LLC
90,000 5.000%,  7/31/2027
f
93,404
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 49,586
Total 3,620,134
Total Long-Term Fixed Income
(cost $174,441,901) 176,361,660
Shares Common Stock ( 33.9% ) Value
Communications Services (2.8%)
1,401 Alphabet, Inc., Class A
l
4,058,753
424 Alphabet, Inc., Class C
l
1,226,882
42,408 AT&T, Inc. 1,043,237
34 Cable One, Inc. 59,957
455 Charter Communications, Inc.
l
296,646
26,965 Comcast Corporation 1,357,148
8,165 Discovery, Inc., Class A
h,l
192,204
7,674 DISH Network Corporation
l
248,945
2,190 Electronic Arts, Inc. 288,861
4,344 Live Nation Entertainment, Inc.
l
519,933
1,330 Match Group, Inc.
l
175,892
6,476 Meta Platforms, Inc.
l
2,178,203
16,766 QuinStreet, Inc.
l
304,974
Shares Common Stock (33.9%) Value
Communications Services (2.8%) - continued
1,136 RingCentral, Inc.
l
$ 212,830
16,526 Twitter, Inc.
l
714,254
20,203 Verizon Communications, Inc. 1,049,748
582 ViacomCBS, Inc. 17,565
134 Walt Disney Company
l
20,755
316 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,l
6,004
Total 13,972,791
Consumer Discretionary (3.8%)
1,025 Amazon.com, Inc.
l
3,417,698
7,622 Aptiv plc
l
1,257,249
213 AutoZone, Inc.
l
446,531
801 Bloomin' Brands, Inc.
l
16,805
161 Booking Holdings, Inc.
l
386,276
3,246 Caesars Entertainment, Inc.
l
303,598
1,152 Carvana Company
l
267,022
5,615 Cedar Fair, LP
l
281,087
185 Chewy, Inc.
l
10,909
602 Chipotle Mexican Grill, Inc.
l
1,052,446
3,060 Cimpress plc
l
219,127
10,370 Clarus Corporation 287,456
10,844 Cooper-Standard Holdings, Inc.
l
243,014
3,288 D.R. Horton, Inc. 356,584
1,320 Darden Restaurants, Inc. 198,845
776 Emerald Holding, Inc.
l
3,081
17,479 Everi Holdings, Inc.
l
373,177
2,004 Expedia Group, Inc.
l
362,163
6,971 Ford Motor Company 144,788
304 Garmin, Ltd. 41,396
7,522 Harley-Davidson, Inc. 283,504
1,972 Home Depot, Inc. 818,400
7,516 Leggett & Platt, Inc. 309,358
9,232 Libbey, Inc.
c,l
92,320
4,605 Lowe's Companies, Inc. 1,190,300
1,478 Lululemon Athletica, Inc.
l
578,563
1,414 McDonald's Corporation 379,051
5,389 Miller Industries, Inc. 179,993
911 Mohawk Industries, Inc.
l
165,966
746 NIKE, Inc. 124,336
139 NVR, Inc.
l
821,333
5,330 Penn National Gaming, Inc.
l
276,360
467 RH
l
250,284
3,315 Ross Stores, Inc. 378,838
3,163 Sleep Number Corporation
l
242,286
4,940 Sony Group Corporation ADR 624,416
7,264 Stoneridge, Inc.
l
143,391
1,240 Target Corporation 286,986
1,806 Tesla, Inc.
l
1,908,545
14,671 ThredUp, Inc.
l
187,202
4,497 Under Armour, Inc., Class C
l
81,126
131 Vail Resorts, Inc. 42,955
5,213 Zumiez, Inc.
l
250,172
Total 19,284,937
Consumer Staples (1.5%)
4,355 BJ's Wholesale Club Holdings,
Inc.
l
291,654
1,952 Bunge, Ltd. 182,239
2,349 Colgate-Palmolive Company 200,464
1,190 Costco Wholesale Corporation 675,563
9,175 Hain Celestial Group, Inc.
l
390,947
1,783 John B. Sanfilippo & Son, Inc. 160,755
1,377 Kimberly-Clark Corporation 196,801

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.9%) Value
Consumer Staples (1.5%) - continued
10,598 Lamb Weston Holdings, Inc. $ 671,701
3,294 Monster Beverage Corporation
l
316,356
118 PepsiCo, Inc. 20,498
13,538 Philip Morris International, Inc. 1,286,110
21,774 Primo Water Corporation 383,875
2,217 Procter & Gamble Company 362,657
4,118 Sysco Corporation 323,469
6,862 Turning Point Brands, Inc. 259,246
11,049 Walmart, Inc. 1,598,680
Total 7,321,015
Energy (1.0%)
13,366 APA Corporation 359,412
11,515 BP plc ADR 306,644
1,936 Cheniere Energy, Inc. 196,349
908 Chevron Corporation 106,554
6,898 ConocoPhillips 497,898
26,055 Devon Energy Corporation 1,147,723
18 Diamondback Energy, Inc. 1,941
17,985 Enterprise Products Partners, LP 394,951
2,448 EOG Resources, Inc. 217,456
575 EQT Corporation
l
12,541
906 Exxon Mobil Corporation 55,438
7,200 Halliburton Company 164,664
12,028 Helmerich & Payne, Inc. 285,064
610 Kinder Morgan, Inc. 9,675
6,728 Marathon Oil Corporation 110,474
4,044 Marathon Petroleum Corporation 258,775
225 MPLX, LP 6,658
3,672 Pioneer Natural Resources
Company 667,863
210 TC Energy Corporation 9,773
3,369 Valero Energy Corporation 253,045
79 Vantage Drilling International
l
454
275 Williams Companies, Inc. 7,161
Total 5,070,513
Financials (5.1%)
6,917 Air Lease Corporation 305,939
10,614 Ally Financial, Inc. 505,333
3,088 American Express Company 505,197
12,411 Arch Capital Group, Ltd.
l
551,669
4,498 Ares Capital Corporation 95,313
13,526 Assured Guaranty, Ltd. 679,005
27,861 Bank of America Corporation 1,239,536
133 Bank of Marin Bancorp 4,952
5,893 Bank of N.T. Butterfield & Son, Ltd. 224,582
1,555 Berkshire Hathaway, Inc.
l
464,945
1,800 BlackRock TCP Capital
Corporation 24,318
711 BlackRock, Inc. 650,963
2,721 Blackstone Mortgage Trust, Inc. 83,317
13,619 Bridgewater Bancshares, Inc.
l
240,920
11,063 Byline Bancorp, Inc. 302,573
2,565 Capital One Financial Corporation 372,156
483 Cboe Global Markets, Inc. 62,983
407 Central Pacific Financial
Corporation 11,465
16,974 Charles Schwab Corporation 1,427,513
3,335 Chubb, Ltd. 644,689
9,258 Citigroup, Inc. 559,091
3,112 Citizens Financial Group, Inc. 147,042
1,394 Coinbase Global, Inc.
h,l
351,804
12,380 Columbia Banking System, Inc. 405,074
Shares Common Stock (33.9%) Value
Financials (5.1%) - continued
4,709 Comerica, Inc. $ 409,683
815 Community Trust Bancorp, Inc. 35,542
715 Customers Bancorp, Inc.
l
46,740
46 Dime Community Bancshares, Inc. 1,617
2,263 Discover Financial Services 261,512
1,448 Ellington Residential Mortgage
REIT 15,045
6,048 Enterprise Financial Services
Corporation 284,800
20,388 Equitable Holdings, Inc. 668,522
71 Essent Group, Ltd. 3,233
235 Financial Institutions, Inc. 7,473
184 First Mid-Illinois Bancshares, Inc. 7,873
1,943 First Republic Bank 401,249
188 Flushing Financial Corporation 4,568
1,319 FS KKR Capital Corporation 27,620
664 Fulton Financial Corporation 11,288
3,354 Glacier Bancorp, Inc. 190,172
1,424 Golub Capital BDC, Inc. 21,987
931 Great Southern Bancorp, Inc. 55,162
87 Hancock Whitney Corporation 4,352
1,724 Hanmi Financial Corporation 40,824
195 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 10,358
10,508 Heartland Financial USA, Inc. 531,810
290 HomeStreet, Inc. 15,080
674 Hometrust Bancshares, Inc. 20,880
10,806 Hope Bancorp, Inc. 158,956
2,039 Houlihan Lokey, Inc. 211,077
356 Independent Bank Corporation 8,498
6,895 J.P. Morgan Chase & Company 1,091,823
2,269 Kinsale Capital Group, Inc. 539,772
5,657 KKR & Company, Inc. 421,446
2,556 M&T Bank Corporation 392,550
2,148 Marsh & McLennan Companies,
Inc. 373,365
1,887 MetLife, Inc. 117,919
1,999 MidWestOne Financial Group, Inc. 64,708
1,658 Moody's Corporation 647,582
7,806 Morgan Stanley 766,237
340 OceanFirst Financial Corporation 7,548
130 Peapack-Gladstone Financial
Corporation 4,602
551 Popular, Inc. 45,204
2,204 Primerica, Inc. 337,807
12,537 Radian Group, Inc. 264,907
7,130 Raymond James Financial, Inc. 715,852
3,246 S&P Global, Inc. 1,531,885
7,893 Seacoast Banking Corporation of
Florida 279,333
1,417 Selective Insurance Group, Inc. 116,109
794 Sixth Street Specialty Lending, Inc. 18,572
2,197 Starwood Property Trust, Inc. 53,387
5,456 State Street Corporation 507,408
5,830 Synovus Financial Corporation 279,082
3,348 Texas Capital Bancshares, Inc.
l
201,717
4,292 Triumph Bancorp, Inc.
l
511,091
8,028 Truist Financial Corporation 470,039
402 TrustCo Bank Corporation NY 13,391
19,033 Wells Fargo & Company 913,203
6,806 Western Alliance Bancorp 732,666
11,272 Zions Bancorporation NA 711,940
894 Zurich Insurance Group AG 391,643
Total 25,839,088

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.9%) Value
Health Care (4.2%)
870 Abbott Laboratories $ 122,444
3,759 AbbVie, Inc. 508,969
2,250 Agilent Technologies, Inc. 359,212
487 Align Technology, Inc.
l
320,047
3,284 Amgen, Inc. 738,801
3,011 Anthem, Inc. 1,395,719
2,806 Baxter International, Inc. 240,867
740 Becton, Dickinson and Company 186,095
1,468 Biogen, Inc.
l
352,203
2,400 Biohaven Pharmaceutical Holding
Company, Ltd.
l
330,744
656 Bio-Techne Corporation 339,375
755 Boston Scientific Corporation
l
32,072
239 Bristol-Myers Squibb Company 14,902
4,393 Centene Corporation
l
361,983
2,121 Cigna Holding Company 487,045
3,272 CVS Health Corporation 337,539
4,208 Danaher Corporation 1,384,474
642 DexCom, Inc.
l
344,722
6,328 Edwards Lifesciences Corporation
l
819,792
7,176 Gilead Sciences, Inc. 521,049
5,429 GlaxoSmithKline plc ADR 239,419
7,383 Halozyme Therapeutics, Inc.
l
296,870
2,033 HCA Healthcare, Inc. 522,318
239 Henry Schein, Inc.
l
18,530
378 Illumina, Inc.
l
143,806
1,440 Insulet Corporation
l
383,141
1,894 Intuitive Surgical, Inc.
l
680,514
10,877 Ionis Pharmaceuticals, Inc.
l
330,987
1,090 IQVIA Holding, Inc.
l
307,533
7,981 Johnson & Johnson 1,365,310
15,458 Lantheus Holdings, Inc.
l
446,582
9,394 Medtronic plc 971,810
13,178 Merck & Company, Inc. 1,009,962
3,442 Novo Nordisk AS ADR 385,504
7,324 NuVasive, Inc.
l
384,363
5,033 Progyny, Inc.
l
253,412
126 Regeneron Pharmaceuticals, Inc.
l
79,571
2,388 Stryker Corporation 638,599
8,273 Syneos Health, Inc.
l
849,472
2,051 Teladoc Health, Inc.
l
188,323
927 Thermo Fisher Scientific, Inc. 618,531
1,255 UnitedHealth Group, Inc. 630,186
25,686 Viemed Healthcare, Inc.
l
134,081
2,488 Zimmer Biomet Holdings, Inc. 316,076
4,386 Zoetis, Inc. 1,070,316
Total 21,463,270
Industrials (4.1%)
3,944 Advanced Drainage Systems, Inc. 536,897
2,702 Aerojet Rocketdyne Holdings, Inc. 126,346
3,204 AMETEK, Inc. 471,116
2,908 ASGN, Inc.
l
358,847
14,836 Badger Infrastructure Solutions,
Ltd. 372,850
1,229 Canadian Pacific Railway, Ltd. 88,414
2,059 Carlisle Companies, Inc. 510,879
188 Caterpillar, Inc. 38,867
1,229 Chart Industries, Inc.
l
196,013
7,058 Crane Company 718,010
10,070 CSX Corporation 378,632
2,751 Curtiss-Wright Corporation 381,481
301 Deere & Company 103,210
11,102 Delta Air Lines, Inc.
l
433,866
17,850 Dun & Bradstreet Holdings, Inc.
l
365,747
Shares Common Stock (33.9%) Value
Industrials (4.1%) - continued
2,650 Emerson Electric Company $ 246,371
2,754 Fluor Corporation
l
68,217
1,519 Fortive Corporation 115,885
3,469 Forward Air Corporation 420,061
3,672 General Dynamics Corporation 765,502
103 Gorman-Rupp Company 4,589
1,250 Greenbrier Companies, Inc. 57,363
2,454 Helios Technologies, Inc. 258,087
3,219 Honeywell International, Inc. 671,194
11,101 Howmet Aerospace, Inc. 353,345
1,400 IDEX Corporation 330,848
860 Illinois Tool Works, Inc. 212,248
1,167 JetBlue Airways Corporation
l
16,618
6,475 Johnson Controls International plc 526,482
942 Kaman Corporation 40,647
2,040 L3Harris Technologies, Inc. 435,010
2,458 Lincoln Electric Holdings, Inc. 342,817
798 Linde plc 276,451
967 Lockheed Martin Corporation 343,681
4,090 ManpowerGroup, Inc. 398,080
11,507 Meritor, Inc.
l
285,143
1,629 Middleby Corporation
l
320,522
6,886 NAPCO Security Technologies,
Inc.
l
344,162
1,717 Norfolk Southern Corporation 511,168
5,941 Nutrien, Ltd. 446,763
1,748 Old Dominion Freight Line, Inc. 626,448
1,615 Parker-Hannifin Corporation 513,764
646 Patrick Industries, Inc. 52,126
4,399 Quanta Services, Inc. 504,389
4,148 Raytheon Technologies
Corporation 356,977
2,998 Regal Rexnord Corporation 510,200
7,618 Southwest Airlines Company
l
326,355
8,365 Sun Country Airlines Holdings,
Inc.
l
227,946
442 Teledyne Technologies, Inc.
l
193,105
604 Tennant Company 48,948
5,238 Timken Company 362,941
16,673 Uber Technologies, Inc.
l
699,099
3,276 Union Pacific Corporation 825,323
4,025 United Parcel Service, Inc. 862,719
3,181 United Rentals, Inc.
l
1,057,014
13,557 US Ecology, Inc.
l
433,011
2,243 WESCO International, Inc.
l
295,156
Total 20,767,950
Information Technology (8.2%)
1,235 Accenture plc 511,969
2,039 Adobe, Inc.
l
1,156,235
1,907 Advanced Energy Industries, Inc. 173,651
1,850 Advanced Micro Devices, Inc.
l
266,215
5,676 Agilysys, Inc.
l
252,355
214 Akamai Technologies, Inc.
l
25,046
4,009 Alliance Data Systems Corporation 266,879
3,636 Amphenol Corporation 318,005
1,209 ANSYS, Inc.
l
484,954
32,268 Apple, Inc. 5,729,829
3,427 AppLovin Corporation
h,l
323,029
530 Autodesk, Inc.
l
149,031
245 Automatic Data Processing, Inc. 60,412
3,885 Axcelis Technologies, Inc.
l
289,666
3,575 BigCommerce Holdings, Inc.
l
126,448
2,008 Bill.com Holdings, Inc.
l
500,293
6,676 Block, Inc.
l
1,078,241

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.9%) Value
Information Technology (8.2%) - continued
1,893 Broadcom, Inc. $ 1,259,621
226 Broadridge Financial Solutions,
Inc. 41,317
217 CACI International, Inc.
l
58,419
925 Cadence Design Systems, Inc.
l
172,374
7,454 Calix, Inc.
l
596,096
9,410 Ciena Corporation
l
724,288
20,918 Cisco Systems, Inc. 1,325,574
3,982 Computer Services, Inc. 211,842
2,298 Dolby Laboratories, Inc. 218,816
12,039 Dropbox, Inc.
l
295,437
173 Euronet Worldwide, Inc.
l
20,616
1,800 Fidelity National Information
Services, Inc. 196,470
737 FLEETCOR Technologies, Inc.
l
164,970
19,066 Gilat Satellite Networks, Ltd.
h
134,797
1,387 II-VI, Inc.
l
94,774
1,950 Intel Corporation 100,425
927 KLA-Tencor Corporation 398,712
11,227 Knowles Corporation
l
262,150
703 Lam Research Corporation 505,562
876 Littelfuse, Inc. 275,660
1,190 Lumentum Holdings, Inc.
l
125,866
5,014 Mastercard, Inc. 1,801,630
3,317 Microchip Technology, Inc. 288,778
22,835 Microsoft Corporation 7,679,867
6,170 National Instruments Corporation 269,444
1,523 NICE, Ltd. ADR
l
462,383
1,173 NortonLifeLock, Inc. 30,474
6,971 NVIDIA Corporation 2,050,241
8,488 ON Semiconductor Corporation
l
576,505
5,045 PayPal Holdings, Inc.
l
951,386
166 Pinterest, Inc.
l
6,034
8,040 QUALCOMM, Inc. 1,470,275
10,954 Sabre Corporation
l
94,095
4,669 Salesforce.com, Inc.
l
1,186,533
11,549 Samsung Electronics Company,
Ltd. 758,480
1,345 ServiceNow, Inc.
l
873,053
17,797 Sonos, Inc.
l
530,351
1,586 SunPower Corporation
l
33,100
495 TE Connectivity, Ltd. 79,863
23,918 Telefonaktiebolaget LM Ericsson
ADR 259,989
528 Teradyne, Inc. 86,344
6,825 Texas Instruments, Inc. 1,286,308
4,233 Trimble, Inc.
l
369,075
3,055 TTEC Holdings, Inc. 276,630
38,222 TTM Technologies, Inc.
l
569,508
921 VMware, Inc. 106,725
1,027 Western Digital Corporation
l
66,971
2,742 Workiva, Inc.
l
357,804
410 Ziff Davis, Inc.
l
45,453
1,308 Zoom Video Communications, Inc.
l
240,554
Total 41,703,897
Materials (1.1%)
7,019 Ashland Global Holdings, Inc. 755,666
10,103 Axalta Coating Systems, Ltd.
l
334,611
4,246 Ball Corporation 408,762
8,481 Carpenter Technology Corporation 247,560
8,378 CF Industries Holdings, Inc. 592,995
1,527 Crown Holdings, Inc. 168,917
2,572 Eastman Chemical Company 310,981
5,388 Ingevity Corporation
l
386,320
Shares Common Stock (33.9%) Value
Materials (1.1%) - continued
32,754 Ivanhoe Mines, Ltd.
l
$ 267,221
2,476 LyondellBasell Industries NV 228,361
3,503 Nucor Corporation 399,867
1,452 Sherwin-Williams Company 511,336
7,005 Steel Dynamics, Inc. 434,800
4,602 UFP Technologies, Inc.
l
323,337
2,236 United States Lime & Minerals, Inc. 288,489
Total 5,659,223
Real Estate (1.2%)
3,454 Agree Realty Corporation 246,478
2,041 Alexandria Real Estate Equities,
Inc. 455,061
11,812 American Campus Communities,
Inc. 676,710
1,073 AvalonBay Communities, Inc. 271,029
2,977 Camden Property Trust 531,930
2,779 CBRE Group, Inc.
l
301,549
1,751 Colliers International Group, Inc. 260,286
191 CubeSmart 10,870
2,075 Digital Realty Trust, Inc. 367,005
6,750 Duke Realty Corporation 443,070
5,867 Essential Properties Realty Trust,
Inc. 169,146
2,677 Healthcare Realty Trust, Inc. 84,700
18,282 Host Hotels & Resorts, Inc.
l
317,924
11,415 Independence Realty Trust, Inc. 294,850
1,540 iStar, Inc. 39,778
6,048 LXP Industrial Trust 94,470
833 MGIC Investment Corporation 12,012
12,437 National Storage Affiliates Trust 860,640
1,439 Public Storage, Inc. 538,992
3,254 Rayonier, Inc. REIT 131,331
Total 6,107,831
Utilities (0.9%)
7,045 Alliant Energy Corporation 433,056
314 American Electric Power
Company, Inc. 27,937
14,409 CenterPoint Energy, Inc. 402,155
4,125 Duke Energy Corporation 432,712
7,855 Entergy Corporation 884,866
579 Essential Utilities, Inc. 31,086
9,672 Exelon Corporation 558,655
503 NextEra Energy Partners, LP 42,453
914 NextEra Energy, Inc. 85,331
9,428 NiSource, Inc. 260,307
1,789 NorthWestern Corporation 102,259
1,220 NRG Energy, Inc. 52,558
3,704 Portland General Electric
Company 196,016
5,842 Sempra Energy 772,780
545 Southern Company 37,376
2,466 Spire, Inc. 160,833
Total 4,480,380
Total Common Stock
(cost $109,282,035) 171,670,895
Shares
Registered Investment
Companies ( 15.4% ) Value
Unaffiliated  (1.5%)
17,445 Aberdeen Asia-Pacific Income
Fund, Inc. 66,640

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (15.4%) Value
Unaffiliated  (1.5%)- continued
8,527 AllianceBernstein Global High
Income Fund, Inc. $ 103,433
12,489 Allspring Income Opportunities
Fund 114,399
4,916 BlackRock Core Bond Trust 81,163
5,809 BlackRock Corporate High Yield
Fund, Inc. 71,683
7,214 BlackRock Credit Allocation
Income Trust 108,571
6,046 BlackRock Enhanced Global
Dividend Trust 73,640
5,268 BlackRock Multi-Sector Income
Trust 95,562
1,355 Blackstone Strategic Credit Fund 18,279
1,250 Brookfield Real Assets Income
Fund, Inc. 26,387
7,942 Eaton Vance Limited Duration
Income Fund 104,040
2,014 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 21,489
2,184 First Trust High Income Long/Short
Fund 34,049
5,658 Invesco Dynamic Credit
Opportunities Fund
c
66,812
5,900 Invesco Senior Loan ETF 130,390
7,500 iShares S&P U.S. Preferred Stock
Index Fund
h
295,725
15,850 Nuveen Credit Strategies Income
Fund 102,866
1,150 Nuveen Preferred Income
Opportunities Fund 11,224
1,125 Nuveen Quality Preferred Income
Fund II 10,935
6,952 PGIM Global High Yield Fund, Inc. 104,906
6,653 PGIM High Yield Bond Fund, Inc. 106,781
1,590 Pimco Dynamic Income Fund 41,197
73,100 SPDR Blackstone Senior Loan ETF 3,335,553
7,210 SPDR Bloomberg High Yield Bond
ETF
h
782,790
27,710 SPDR Bloomberg Short Term High
Yield Bond ETF 752,326
1,789 SPDR S&P Biotech ETF 200,297
1,074 Tri-Continental Corporation 35,646
9,300 Vanguard Short-Term Corporate
Bond ETF
h
755,718
4,525 Virtus Dividend, Interest &
Premium Strategy Fund 72,672
6,777 Voya Global Equity Dividend &
Premium Opportunity Fund 42,085
17,232 Western Asset High Income
Opportunity Fund, Inc. 89,606
Total 7,856,864
Affiliated  (13.9%)
3,153,532 Thrivent Core Emerging Markets
Debt Fund 30,273,907
3,703,958 Thrivent Core International Equity
Fund 40,373,141
Total 70,647,048
Total Registered Investment
Companies (cost $73,687,079) 78,503,912
Shares Preferred Stock ( 1.0% ) Value
Communications Services (0.1%)
11,000 AT&T, Inc., 4.750%
i
$ 288,860
3,500 Telephone and Data Systems, Inc.,
6.000%
i
93,100
1,689 ViacomCBS, Inc., Convertible,
5.750% 84,821
Total 466,781
Consumer Staples (<0.1%)
1,250 CHS, Inc., 7.100%
b,i
34,350
Total 34,350
Energy (<0.1%)
6,964 Crestwood Equity Partners, LP,
9.250%
i
68,526
1,600 Energy Transfer, LP, 7.600%
b,i
40,560
1,536 NuStar Logistics, LP, 6.860%
b
38,738
Total 147,824
Financials (0.5%)
2,750 Aegon Funding Corporation II,
5.100% 73,672
5,700 Allstate Corporation, 5.100%
i
154,584
3,300 Bank of America Corporation,
4.250%
i,l
83,721
2,000 Bank of America Corporation,
5.375%
i
53,640
72 Bank of America Corporation,
Convertible, 7.250%
i
104,069
5,525 Capital One Financial Corporation,
5.000%
i
147,794
2,485 Cobank ACB, 6.250%
b,i
250,985
5,875 Equitable Holdings, Inc., 5.250%
i
155,687
140 First Horizon Bank, 3.750%
b,f,i
122,389
2,900 First Republic Bank, 4.500%
i,l
75,400
4,400 J.P. Morgan Chase & Company,
4.200%
i
112,288
3,650 J.P. Morgan Chase & Company,
4.750%
i
96,141
3,350 J.P. Morgan Chase & Company,
5.750%
i
90,048
5,880 Morgan Stanley, 5.850%
b,i
171,049
3,100 Morgan Stanley, 7.125%
b,i
85,715
775 Synovus Financial Corporation,
5.875%
b,i
20,925
5,025 Truist Financial Corporation,
4.750%
i
133,615
5,000 Wells Fargo & Company, 4.250%
h,i
124,600
128 Wells Fargo & Company,
Convertible, 7.50%
i
190,788
Total 2,247,110
Health Care (0.1%)
2,416 Becton, Dickinson and Company,
Convertible, 6.000%
h
127,444
1,907 Boston Scientific Corporation,
Convertible, 5.500% 218,657
89 Danaher Corporation, Convertible,
5.000% 154,697
Total 500,798
Industrials (0.1%)
154 Fluor Corporation, Convertible,
6.500%
f,i
203,034

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.0%) Value
Industrials (0.1%) - continued
1,212 Stanley Black & Decker, Inc.,
Convertible, 5.250%
h
$ 132,338
Total 335,372
Real Estate (<0.1%)
6,150 Public Storage, 4.125%
i
155,410
1,300 Public Storage, 4.625%
i
34,814
325 Public Storage, 4.700%
i
8,587
Total 198,811
Utilities (0.2%)
1,620 AES Corporation, Convertible,
6.875% 155,520
1,386 American Electric Power
Company, Inc., Convertible,
6.125% 69,466
896 American Electric Power
Company, Inc., Convertible,
6.125% 47,130
5,200 CMS Energy Corporation, 4.200%
i
130,000
1,410 Essential Utilities, Inc., Convertible,
6.000% 91,918
3,405 NextEra Energy, Inc., Convertible,
4.872% 231,846
939 NextEra Energy, Inc., Convertible,
5.279% 54,030
314 NiSource, Inc., Convertible,
7.750% 35,165
6,725 Southern Company, 4.950% 182,315
3,847 Southern Company, Convertible,
6.750% 206,776
Total 1,204,166
Total Preferred Stock
(cost $4,879,011) 5,135,212
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
3,983,014 Thrivent Cash Management Trust 3,983,014
Total Collateral Held for
Securities Loaned
(cost $3,983,014) 3,983,014
Shares or
Principal
Amount Short-Term Investments ( 19.0% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.042%, 1/19/2022
m
199,999
500,000 0.050%, 2/2/2022
m
499,992
400,000 0.045%, 2/9/2022
m,n
399,992
900,000 0.030%, 2/15/2022
m,n
899,978
400,000 0.040%, 3/16/2022
m,n
399,960
Thrivent Core Short-Term Reserve
Fund
9,417,535 0.200% 94,175,352
Total Short-Term Investments
(cost $96,566,957) 96,575,273
Total Investments (cost
$509,820,929) 114.2% $579,220,694
Other Assets and Liabilities, Net
(14.2%) (72,156,707)
Total Net Assets 100.0% $507,063,987
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $45,747,713 or
9.0% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2021.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of December 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,001,681
Common Stock 2,850,447
Total lending $3,852,128
Gross amount payable upon return of
collateral for securities loaned $3,983,014
Net amounts due to counterparty $130,886

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 72,208,400
Gross unrealized depreciation (4,620,708)
Net unrealized appreciation (depreciation) $ 67,587,692
Cost for federal income tax purposes $ 512,200,261

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,939,380 – 3,423,092 516,288
Capital Goods 8,892,602 – 8,024,924 867,678
Communications Services 7,077,029 – 6,723,756 353,273
Consumer Cyclical 7,470,784 – 7,140,444 330,340
Consumer Non-Cyclical 6,941,036 – 6,339,457 601,579
Energy 482,185 – 482,185 –
Financials 2,215,280 – 1,774,180 441,100
Technology 5,733,606 – 5,733,606 –
Transportation 2,239,179 – 2,239,179 –
Utilities 1,999,647 – 1,999,647 –
Long-Term Fixed Income
Asset-Backed Securities 11,447,489 – 11,447,489 –
Basic Materials 2,601,429 – 2,601,429 –
Capital Goods 4,711,989 – 4,711,989 –
Collateralized Mortgage Obligations 10,760,116 – 10,510,116 250,000
Commercial Mortgage-Backed Securities 535,325 – 535,325 –
Communications Services 6,153,457 – 6,153,457 –
Consumer Cyclical 9,157,387 – 9,157,387 –
Consumer Non-Cyclical 8,271,210 – 8,271,210 –
Energy 7,410,260 – 7,410,260 –
Financials 23,036,616 – 23,036,616 –
Foreign Government 42,636 – 42,636 –
Mortgage-Backed Securities 67,760,173 – 67,760,173 –
Technology 5,633,896 – 5,633,896 –
Transportation 2,589,357 – 2,589,357 –
U.S. Government & Agencies 12,630,186 – 12,630,186 –
Utilities 3,620,134 – 3,620,134 –
Common Stock
Communications Services 13,972,791 13,966,787 – 6,004
Consumer Discretionary 19,284,937 19,192,617 – 92,320
Consumer Staples 7,321,015 7,321,015 – –
Energy 5,070,513 5,070,513 – –
Financials 25,839,088 25,447,445 391,643 –
Health Care 21,463,270 21,463,270 – –
Industrials 20,767,950 20,395,100 372,850 –
Information Technology 41,703,897 40,945,417 758,480 –
Materials 5,659,223 5,392,002 267,221 –
Real Estate 6,107,831 6,107,831 – –
Utilities 4,480,380 4,480,380 – –
Registered Investment Companies
Unaffiliated 7,856,864 7,790,052 – 66,812
Preferred Stock
Communications Services 466,781 466,781 – –
Consumer Staples 34,350 34,350 – –
Energy 147,824 147,824 – –
Financials 2,247,110 1,873,736 373,374 –
Health Care 500,798 500,798 – –
Industrials 335,372 132,338 203,034 –
Real Estate 198,811 198,811 – –
Utilities 1,204,166 1,204,166 – –
Short-Term Investments 2,399,921 – 2,399,921 –
Subtotal Investments in Securities $410,415,280 $182,131,233 $224,758,653 $3,525,394
Other Investments  * Total
Affiliated Registered Investment Companies 70,647,048
Affiliated Short-Term Investments 94,175,352
Collateral Held for Securities Loaned 3,983,014
Subtotal Other Investments $168,805,414
Total Investments at Value $579,220,694

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 638,963 638,963 – –
Total Asset Derivatives $638,963 $638,963 $– $–
Liability Derivatives
Futures Contracts 71,704 71,704 – –
Total Liability Derivatives $71,704 $71,704 $– $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$1,734,430 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 March 2022 $ 2,601,471 $ 7,904
CBOT U.S. Long Bond 2 March 2022 320,491 384
CME E-mini S&P 500 Index 77 March 2022 17,837,586 482,639
CME Ultra Long Term U.S. Treasury Bond 27 March 2022 5,237,730 84,645
ICE mini MSCI EAFE Index 26 March 2022 2,968,219 50,121
Ultra 10-Yr. U.S. Treasury Note 9 March 2022 1,309,599 8,338
Total Futures Long Contracts $ 30,275,096 $ 634,031
CBOT 2-Yr. U.S. Treasury Note (12) March 2022 ( $ 2,622,994) $ 4,932
CBOT 5-Yr. U.S. Treasury Note (11) March 2022 (1,330,708) (34)
CME E-mini Russell 2000 Index (121) March 2022 (13,526,353) (42,587)
CME E-mini S&P Mid-Cap 400 Index (5) March 2022 (1,389,767) (29,083)
Total Futures Short Contracts ( $ 18,869,822) ($66,772)
Total Futures Contracts $ 11,405,274 $567,259

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Balanced Income
Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 532,760
Total Equity Contracts 532,760
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 106,203
Total Interest Rate Contracts 106,203
Total Asset Derivatives $638,963
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 71,670
Total Equity Contracts 71,670
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 34
Total Interest Rate Contracts 34
Total Liability Derivatives $71,704
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 282,619
Total Equity Contracts
282,619
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (155,530)
Total Foreign Exchange Contracts (155,530)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 780,999
Total Interest Rate Contracts
780,999
Total $908,088
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 585,795
Total Equity Contracts 585,795
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 104,078
Total Interest Rate Contracts 104,078
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (31,499)
Total Foreign Exchange Contracts (31,499)
Total $658,374

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Portfolio's average volume of derivative activity during the period ended December 31,
2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $10,744,091
Futures - Short (14,465,169)
Interest Rate Contracts
Futures - Long 7,404,896
Futures - Short (6,219,272)
Foreign Exchange Contracts
Futures - Long 1,085,824
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $31,280 $1,347 $– $30,274 3,154 6.0%
Core International Equity 48,941 1,861 14,800 40,373 3,704 7.9
Total Affiliated Registered Investment
Companies 80,221 70,647 13.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 37,558 287,604 230,987 94,175 9,418 18.5
Total Affiliated Short-Term Investments 37,558 94,175 18.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,697 56,987 55,701 3,983 3,983 0.8
Total Collateral Held for Securities Loaned 2,697 3,983 0.8
Total Value $120,476 $168,805
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(2,353) $ – $1,346
Core International Equity 900 3,471 – 1,862
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 14 (14) – 98
Total Income/Non Income Cash from Affiliated
Investments $3,306
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 22
Total Affiliated Income from Securities Loaned, Net $22
Total Value $914 $1,104 $ 1

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 8.9% )
a
Value
Basic Materials (0.7%)
Ball Metalpack Finco, LLC, Term
Loan
$ 135,100
4.675%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 135,100
Flexsys, Inc./Ohio, Term Loan
945,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
947,363
Hexion, Inc., Term Loan
489,047
3.640%,  (LIBOR 3M +
3.500%), 7/1/2026
b
489,047
INEOS US Petrochem, LLC, Term
Loan
756,200
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
753,523
Innophos Holdings, Inc., Term
Loan
491,250
3.854%,  (LIBOR 1M +
3.750%), 2/7/2027
b
489,201
Momentive Performance Materials
USA, LLC, Term Loan
453,375
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
452,618
Nouryon USA, LLC, Term Loan
925,415
3.102%,  (LIBOR 1M +
3.000%), 10/1/2025
b
921,371
Pixelle Specialty Solutions, LLC,
Term Loan
868,743
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
863,626
Sparta US HoldCo, LLC, Term
Loan
140,000
4.250%,  (LIBOR 3M +
3.500%), 8/2/2028
b
140,043
Venator Finance SARL, Term Loan
564,109
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
558,823
Total 5,750,715
Capital Goods (1.6%)
Bingo Industries, Ltd., Term Loan
344,137
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
342,417
BW Holding, Inc., Delayed Draw
151,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
149,868
BW Holding, Inc., Term Loan
570,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b
565,725
Flex Acquisition Company, Inc.,
Term Loan
983,782
3.131%,  (LIBOR 3M +
3.000%), 6/29/2025
b
973,944
193,296
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
192,772
Gemini HDPE, LLC, Term Loan
691,490
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
689,976
GFL Environmental, Inc., Term
Loan
762,300
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
763,931
Principal
Amount Bank Loans (8.9%)
a
Value
Capital Goods (1.6%) - continued
Grinding Media, Inc., Term Loan
$ 952,613
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
b
$ 950,231
Groupe Solmax, Inc., Term Loan
831,910
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
829,140
HRNI Holdings, LLC, Term Loan
463,000
0.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b,d,e
462,616
Hyperion Materials &
Technologies, Inc., Term Loan
575,000
5.000%,  (LIBOR 3M +
4.500%), 8/30/2028
b
575,241
LABL, Inc., Term Loan
232,500
0.000%,  (LIBOR 1M +
5.000%), 10/29/2028
b,d,e
231,919
LRS Holdings, LLC, Term Loan
463,000
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
461,843
Mauser Packaging Solutions
Holding Company, Term Loan
697,047
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
687,086
Natgasoline, LLC, Term Loan
582,000
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
576,180
Pactiv Evergreen Group Holdings,
Inc., Term Loan
495,000
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
491,753
Quikrete Holdings Inc., Term Loan
565,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
563,429
RLG Holdings, LLC, Term Loan
513,797
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
512,194
TransDigm, Inc., Term Loan
1,729,700
2.354%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,704,412
TricorBraun Holdings, Inc., Term
Loan
885,819
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
878,679
Trident TPI Holdings, Inc., Delayed
Draw
72,427
4.201%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
72,302
Trident TPI Holdings, Inc., Term
Loan
501,244
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b
500,382
Venga Finance SARL, Term Loan
463,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
452,874
Waterlogic USA Holdings, Inc.,
Term Loan
513,713
4.974%,  (LIBOR 3M +
4.750%), 8/12/2028
b
513,712
Total 14,142,626

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.9%)
a
Value
Communications Services (1.4%)
Allen Media, LLC, Term Loan
$ 457,685
5.724%,  (LIBOR 3M +
5.500%), 2/10/2027
b
$ 456,769
Altice France SA, Term Loan
429,750
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
421,336
Cablevision Lightpath, LLC, Term
Loan
707,850
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
706,080
CCI Buyer, Inc., Term Loan
183,612
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
183,613
CommScope, Inc., Term Loan
1,241,425
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,224,095
DIRECTV Financing, LLC, Term
Loan
1,045,925
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
1,046,228
E.W. Scripps Company, Term Loan
295,981
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
295,570
Entercom Media Corporation, Term
Loan
616,775
2.602%,  (LIBOR 1M +
2.500%), 11/17/2024
b
608,140
iHeartCommunications, Inc., Term
Loan
511,359
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
507,616
Metronet Systems Holdings, LLC,
Term Loan
845,174
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
844,540
NEP Group, Inc., Term Loan
974,911
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
953,649
Nexstar Media, Inc., Term Loan
1,109,164
2.599%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,105,981
ORBCOMM, Inc., Term Loan
503,738
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
502,896
Sharp Midco, LLC, Term Loan
188,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c,d,e
187,530
Terrier Media Buyer, Inc., Term
Loan
920,700
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
915,866
Univision Communications, Inc.,
Term Loan
470,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,d,e
468,825
Voyage Australia Property, Ltd.,
Term Loan
478,800
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
478,350
Xplornet Communications, Inc.,
Term Loan
503,738
4.500%,  (LIBOR 1M +
4.000%), 9/30/2028
b
502,690
Principal
Amount Bank Loans (8.9%)
a
Value
Communications Services (1.4%) - continued
$ 445,000
7.500%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c
$ 440,550
Total 11,850,324
Consumer Cyclical (1.4%)
ACProducts Holdings, Inc., Term
Loan
890,525
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
877,167
AI Aqua Merger Sub, Inc., Delayed
Draw
64,375
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
64,421
AI Aqua Merger Sub, Inc., Term
Loan
515,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
515,366
American Trailer World
Corporation, Term Loan
572,125
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
569,367
Caesars Resort Collection, LLC,
Term Loan
422,859
3.604%,  (LIBOR 1M +
3.500%), 7/20/2025
b
422,753
Carnival Corporation, Term Loan
466,448
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
461,784
Cengage Learning, Inc., Term
Loan
937,650
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
939,310
CP Atlas Buyer, Inc., Term Loan
580,651
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
577,457
Golden Entertainment, Inc., Term
Loan
1,199,911
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,195,915
Golden Nugget, LLC, Term Loan
698,664
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
693,739
Great Canadian Gaming
Corporation, Term Loan
320,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
320,602
Michaels Companies, Inc., Term
Loan
935,300
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
926,115
Scientific Games International,
Inc., Term Loan
2,476,316
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
2,465,866
Secure Acquisition, Inc., Delayed
Draw
73,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
72,635
Secure Acquisition, Inc., Term
Loan
491,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
488,545

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.9%)
a
Value
Consumer Cyclical (1.4%) - continued
Staples, Inc., Term Loan
$ 263,545
4.632%,  (LIBOR 3M +
4.500%), 9/12/2024
b
$ 255,639
437,211
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
421,711
Tenneco, Inc., Term Loan
702,892
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
691,470
Truck Hero, Inc., Term Loan
158,800
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
157,771
Wyndham Hotels & Resorts, Inc.,
Term Loan
517,613
1.854%,  (LIBOR 1M +
1.750%), 5/30/2025
b
511,603
Total 12,629,236
Consumer Non-Cyclical (1.3%)
Adient US, LLC, Term Loan
248,750
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
248,491
Alltech, Inc., Term Loan
449,000
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
449,000
Bausch Health Americas, Inc.,
Term Loan
1,237,134
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,230,639
Blue Ribbon, LLC, Term Loan
632,906
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b,c
631,324
Chobani, LLC, Term Loan
365,375
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
365,923
City Brewing Company, LLC, Term
Loan
756,105
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
714,202
CNT Holdings I Corporation, Term
Loan
471,437
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
471,353
135,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
135,506
Endo Luxembourg Finance
Company I SARL, Term Loan
446,625
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
433,450
Gainwell Acquisition Corporation,
Term Loan
932,932
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
934,332
Global Medical Response, Inc.,
Term Loan
235,206
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
234,072
2,249,320
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
2,237,511
Herens US Holdco Corporation,
Term Loan
870,625
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
869,441
Principal
Amount Bank Loans (8.9%)
a
Value
Consumer Non-Cyclical (1.3%) - continued
Mamba Purchaser, Inc., Term Loan
$ 90,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
$ 90,112
Packaging Coordinators Midco,
Inc., Term Loan
461,837
4.500%,  (LIBOR 3M +
3.750%), 11/30/2027
b
461,453
PetSmart, LLC, Term Loan
1,122,187
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,122,894
Precision Medicine Group, LLC,
Delayed Draw
91,731
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
91,244
Precision Medicine Group, LLC,
Term Loan
696,237
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
692,540
Total 11,413,487
Energy (0.2%)
Calpine Corporation, Term Loan
915,750
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
908,973
GIP II Blue Holding LP, Term Loan
886,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
b
882,678
Total 1,791,651
Financials (0.4%)
Asurion, LLC, Term Loan
306,900
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
304,598
992,500
3.354%,  (LIBOR 1M +
3.250%), 7/31/2027
b
985,552
630,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b,c
631,575
480,000
5.354%,  (LIBOR 1M +
5.250%), 1/15/2029
b
477,701
Digicel International Finance, Ltd.,
Term Loan
699,522
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
679,586
NCR Corporation, Term Loan
240,875
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b
238,317
Tiger Acquisition, LLC, Term Loan
309,225
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
307,017
Total 3,624,346
Technology (1.0%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
754,625
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
743,623
Crown Subsea Communications
Holding, Inc., Term Loan
733,253
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
735,695

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.9%)
a
Value
Technology (1.0%) - continued
Gogo Intermediate Holdings, LLC,
Term Loan
$ 800,975
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
$ 800,262
Gridiron Fiber Corporation, Term
Loan
345,000
5.250%,  (LIBOR 3M +
4.500%), 10/4/2028
b
338,531
Lummus Technology Holdings V,
LLC, Term Loan
458,209
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
455,029
Prime Security Services Borrower,
LLC, Term Loan
2,099,138
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
2,096,031
Rackspace Technology Global,
Inc., Term Loan
1,349,800
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,338,637
Redstone Holdco 2 LP, Term Loan
460,160
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
438,445
263,036
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
241,554
SS&C Technologies, Inc., Term
Loan
96,399
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
95,231
75,265
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
74,352
Zayo Group Holdings, Inc., Term
Loan
1,416,355
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,396,286
Total 8,753,676
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,590,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,644,791
Air Canada, Term Loan
329,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
327,648
Genesee & Wyoming, Inc., Term
Loan
977,588
2.224%,  (LIBOR 3M +
2.000%), 12/30/2026
b
970,911
Hertz Corporation, Term Loan
248,750
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
248,750
47,115
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
47,115
SkyMiles IP, Ltd., Term Loan
950,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,003,438
United Airlines, Inc., Term Loan
476,400
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
477,048
Total 4,719,701
Principal
Amount Bank Loans (8.9%)
a
Value
Utilities (0.4%)
Advanced Drainage Systems, Inc.,
Term Loan
$ 84,300
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
$ 84,300
CQP Holdco LP, Term Loan
1,124,350
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,121,067
EnergySolutions, LLC, Term Loan
398,864
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
397,369
Exgen Renewables IV, LLC, Term
Loan
285,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
284,598
Freeport LNG Investments, LLLP,
Term Loan
872,000
4.000%,  (LIBOR 3M +
3.500%), 12/21/2028
b
863,010
Osmose Utilities Services, Inc.,
Term Loan
199,500
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
198,203
PG&E Corporation, Term Loan
467,522
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
461,911
Total 3,410,458
Total Bank Loans
(cost $78,070,096) 78,086,220
Principal
Amount Long-Term Fixed Income ( 56.6% ) Value
Asset-Backed Securities (3.2%)
510 Asset Backed Trust
600,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
593,075
941,382
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
928,599
550,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
541,209
522 Funding CLO, Ltd.
1,000,000
2.532%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
998,672
Anchorage Capital CLO 21, Ltd.
875,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
872,519
Arch Street CLO, Ltd.
975,000
3.582%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,f
975,095
Ares XL CLO, Ltd.
825,000
2.920%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
822,137
Babson CLO, Ltd.
1,780,000
3.032%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,734,681

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Asset-Backed Securities (3.2%) - continued
Bardot CLO, Ltd.
$ 1,250,000
2.028%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,f
$ 1,246,839
Barings CLO, Ltd.
400,000
3.241%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
400,000
Benefit Street Partners CLO II, Ltd.
750,000
2.024%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
741,429
Benefit Street Partners CLO, Ltd.
400,000
2.274%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
399,998
Colony American Finance, Ltd.
950,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
933,736
Conn's Receivables Funding
38,725
1.710%,  6/16/2025, Ser.
2020-A, Class A
f
38,766
Dewolf Park CLO, Ltd.
700,000
2.974%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
694,751
Dryden 36 Senior Loan Fund
750,000
2.174%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
750,053
Foundation Finance Trust
103,609
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
104,475
Galaxy XIX CLO, Ltd.
350,000
1.974%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
348,139
Goldentree Loan Management US
CLO 8, Ltd.
1,000,000
2.132%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,f
996,047
Harley Marine Financing, LLC
1,197,413
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,173,759
Longfellow Place CLO, Ltd.
1,550,000
2.424%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,548,997
Madison Park Funding XXI, Ltd.
850,000
2.318%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
849,993
Neuberger Berman CLO, Ltd.
1,225,000
3.124%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,215,070
OCP CLO, Ltd.
925,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
921,003
Principal
Amount Long-Term Fixed Income (56.6%) Value
Asset-Backed Securities (3.2%) - continued
OZLM VIII, Ltd.
$ 1,000,000
1.739%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
$ 1,000,000
Palmer Square Loan Funding, Ltd.
1,000,000
2.382%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,f
1,000,261
Preston Ridge Partners Mortgage
Trust, LLC
325,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
320,872
Saxon Asset Securities Trust
399,056
3.444%,  8/25/2035, Ser.
2004-2, Class MF2
b
392,777
Sculptor CLO, Ltd.
625,000
2.500%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
623,604
TCI-Flatiron CLO, Ltd.
2,435,000
2.322%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,f
2,435,499
THL Credit Wind River CLO, Ltd.
1,250,000
2.974%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,f
1,240,901
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
247,802
Whitebox CLO III, Ltd.
725,000
2.321%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
719,341
Wind River CLO, Ltd.
725,000
2.132%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
725,008
Total 28,535,107
Basic Materials (1.1%)
Alcoa Nederland Holding BV
420,000 5.500%,  12/15/2027
f
449,400
Anglo American Capital plc
98,000 2.250%,  3/17/2028
f
96,239
BWAY Holding Company
240,000 5.500%,  4/15/2024
f
242,201
Chemours Company
290,000 5.750%,  11/15/2028
f
303,447
Cleveland-Cliffs, Inc.
250,000 5.875%,  6/1/2027 260,312
160,000 4.625%,  3/1/2029
f
163,200
160,000 4.875%,  3/1/2031
f
166,220
Consolidated Energy Finance SA
483,000 5.625%,  10/15/2028
f
472,132
Ecolab, Inc.
119,000 2.125%,  2/1/2032 118,011
First Quantum Minerals, Ltd.
470,000 7.500%,  4/1/2025
f
483,489
90,000 6.875%,  10/15/2027
f
96,862

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Basic Materials (1.1%) - continued
Freeport-McMoRan, Inc.
$ 360,000 4.125%,  3/1/2028 $ 373,500
390,000 4.250%,  3/1/2030 411,450
283,000 4.625%,  8/1/2030 303,517
Glencore Funding, LLC
147,000 4.000%,  3/27/2027
f
158,587
Hecla Mining Company
120,000 7.250%,  2/15/2028 128,550
Hudbay Minerals, Inc.
280,000 4.500%,  4/1/2026
f
280,000
Ingevity Corporation
430,000 3.875%,  11/1/2028
f
418,712
LYB International Finance III, LLC
135,000 1.250%,  10/1/2025 132,715
Mercer International, Inc.
270,000 5.125%,  2/1/2029 275,770
Mosaic Company
55,000 3.250%,  11/15/2022 56,063
147,000 4.050%,  11/15/2027 162,206
Novelis Corporation
110,000 3.250%,  11/15/2026
f
110,963
160,000 4.750%,  1/30/2030
f
168,200
110,000 3.875%,  8/15/2031
f
109,313
Nutrien, Ltd.
188,000 4.000%,  12/15/2026 205,547
OCI NV
195,000 4.625%,  10/15/2025
f
202,313
Olin Corporation
500,000 5.125%,  9/15/2027 513,125
SCIH Salt Holdings, Inc.
275,000 4.875%,  5/1/2028
f
264,000
SCIL USA Holdings, LLC
355,000 5.375%,  11/1/2026
f
364,319
SPCM SA
286,000 3.375%,  3/15/2030
f
275,275
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
f
307,455
Syngenta Finance NV
195,000 5.182%,  4/24/2028
f
218,922
Unifrax Escrow Issuer Corporation
261,000 5.250%,  9/30/2028
f
263,806
United States Steel Corporation
474,000 6.875%,  3/1/2029 510,143
Venator Finance SARL
290,000 5.750%,  7/15/2025
f
278,400
Westlake Chemical Corporation
98,000 3.600%,  8/15/2026 105,097
Total 9,449,461
Capital Goods (1.8%)
AECOM
450,000 5.125%,  3/15/2027 490,205
Amsted Industries, Inc.
315,000 5.625%,  7/1/2027
f
327,600
Ardagh Packaging Finance plc
295,000 5.250%,  8/15/2027
f
296,844
Boeing Company
255,000 4.875%,  5/1/2025 278,988
166,000 2.196%,  2/4/2026 165,960
Principal
Amount Long-Term Fixed Income (56.6%) Value
Capital Goods (1.8%) - continued
$ 147,000 3.250%,  3/1/2028 $ 152,146
196,000 5.150%,  5/1/2030 228,360
Bombardier, Inc.
80,000 7.125%,  6/15/2026
f
82,993
290,000 7.875%,  4/15/2027
f
300,759
245,000 6.000%,  2/15/2028
f
245,742
Brand Industrial Services, Inc.
140,000 8.500%,  7/15/2025
f
139,870
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
f
198,484
BWAY Holding Company
290,000 7.250%,  4/15/2025
f
290,735
Carrier Global Corporation
147,000 2.722%,  2/15/2030 150,122
Caterpillar Financial Services
Corporation
111,000 1.450%,  5/15/2025 111,323
Chart Industries, Inc., Convertible
232,000 1.000%,  11/15/2024
f
636,701
CNH Industrial Capital, LLC
67,000 1.950%,  7/2/2023 67,872
Coinbase Global, Inc.
148,000 3.375%,  10/1/2028
f
138,195
Cornerstone Building Brands, Inc.
390,000 6.125%,  1/15/2029
f
416,851
Covanta Holding Corporation
160,000 5.000%,  9/1/2030 163,200
Covert Mergeco, Inc.
114,000 4.875%,  12/1/2029
f
115,710
CP Atlas Buyer, Inc.
250,000 7.000%,  12/1/2028
f
248,750
Crown Cork & Seal Company, Inc.
410,000 7.375%,  12/15/2026 494,562
General Electric Company
495,000
3.533%,  (LIBOR 3M +
3.330%), 3/15/2022
b,h
490,050
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
f
228,340
280,000 3.500%,  9/1/2028
f
275,800
H&E Equipment Services, Inc.
486,000 3.875%,  12/15/2028
f
482,355
Howard Midstream Energy
Partners, LLC
289,000 6.750%,  1/15/2027
f
296,140
Howmet Aerospace, Inc.
12,000 6.875%,  5/1/2025 13,797
281,000 3.000%,  1/15/2029 281,378
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 163,730
JELD-WEN, Inc.
340,000 4.625%,  12/15/2025
f
342,550
John Deere Capital Corporation
147,000 1.500%,  3/6/2028 144,907
KBR, Inc., Convertible
457,000 2.500%,  11/1/2023 869,022
Meritage Homes Corporation
146,000 3.875%,  4/15/2029
f
153,300
Meritor, Inc.
200,000 4.500%,  12/15/2028
f
200,500

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Capital Goods (1.8%) - continued
Nesco Holdings II, Inc.
$ 185,000 5.500%,  4/15/2029
f
$ 191,012
New Enterprise Stone and Lime
Company, Inc.
370,000 5.250%,  7/15/2028
f
375,180
OI European Group BV
313,000 4.750%,  2/15/2030
f
317,219
Otis Worldwide Corporation
122,000 2.056%,  4/5/2025 124,028
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
f
261,875
Pactiv Evergreen Group
225,000 4.375%,  10/15/2028
f
223,313
Parker-Hannifin Corporation
97,000 2.700%,  6/14/2024 100,214
Patrick Industries, Inc., Convertible
149,000 1.000%,  2/1/2023 165,204
PGT Innovations, Inc.
298,000 4.375%,  10/1/2029
f
299,490
Raytheon Technologies
Corporation
146,000 3.950%,  8/16/2025 158,311
98,000 4.125%,  11/16/2028 109,617
Republic Services, Inc.
98,000 3.950%,  5/15/2028 108,536
Siemens
Financieringsmaatschappij NV
147,000 1.700%,  3/11/2028
f
145,722
SRM Escrow Issuer, LLC
435,000 6.000%,  11/1/2028
f
464,384
Standard Industries, Inc.
380,000 4.375%,  7/15/2030
f
387,792
Sunpower Corporation,
Convertible
143,000 4.000%,  1/15/2023 165,387
Textron, Inc.
147,000 3.650%,  3/15/2027 157,751
Titan Acquisition, Ltd.
125,000 7.750%,  4/15/2026
f
126,875
TransDigm, Inc.
220,000 6.250%,  3/15/2026
f
228,663
820,000 5.500%,  11/15/2027 844,600
United Rentals North America, Inc.
340,000 4.875%,  1/15/2028 357,298
240,000 4.000%,  7/15/2030 246,600
Vertiv Group Corporation
111,000 4.125%,  11/15/2028
f
112,110
Victors Merger Corporation
178,000 6.375%,  5/15/2029
f
167,320
Waste Pro USA, Inc.
140,000 5.500%,  2/15/2026
f
139,300
WESCO Distribution, Inc.
400,000 7.250%,  6/15/2028
f
438,500
Total 16,100,142
Collateralized Mortgage Obligations (4.4%)
Alternative Loan Trust
428,726
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 330,763
Principal
Amount Long-Term Fixed Income (56.6%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Banc of America Alternative Loan
Trust
$ 568,286
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 566,239
Banc of America Mortgage
Securities Trust
417,224
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
419,977
Bear Stearns Adjustable Rate
Mortgage Trust
31,931
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
32,650
Bellemeade Re, Ltd.
246,903
1.702%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,f
246,903
Business Jet Securities, LLC
347,199
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
346,676
CHL Mortgage Pass-Through Trust
723,482
2.684%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
669,287
269,310
2.446%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
286,646
949,638
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 695,424
CIM Trust
408,921
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
424,497
Citigroup Mortgage Loan Trust,
Inc.
59,489
2.425%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
59,951
937,594
2.894%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
937,698
Countrywide Alternative Loan Trust
449,160
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 439,315
212,988
2.691%,  10/25/2035, Ser.
2005-43, Class 4A1
b
199,953
183,297
2.811%,  10/25/2035, Ser.
2005-43, Class 1A1
b
180,999
242,686
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 231,460
Countrywide Home Loan
Mortgage Pass Through Trust
293,742
2.471%,  11/25/2035, Ser.
2005-22, Class 2A1
b
280,482
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
680,760
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 689,754
Eagle Re, Ltd.
812,112
1.902%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
812,113
Federal Home Loan Mortgage
Corporation
1,756,879
3.500%,  8/15/2035, Ser.
345, Class C8
i
178,251

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 4,692,487
1.500%,  12/25/2050, Ser.
5107, Class IO
i
$ 394,760
229,256
2.500%,  12/15/2022, Ser.
4155, Class AI
i
1,853
360,150
2.500%,  5/15/2027, Ser.
4106, Class HI
i
12,729
1,366,376
3.000%,  5/15/2027, Ser.
4046, Class GI
i
64,593
1,075,809
3.000%,  7/15/2027, Ser.
4084, Class NI
i
57,508
1,743,404
3.000%,  7/15/2027, Ser.
4074, Class IO
i
95,516
520,043
2.500%,  2/15/2028, Ser.
4162, Class AI
i
24,386
1,146,031
2.500%,  2/15/2028, Ser.
4161, Class UI
i
58,025
1,693,522
2.500%,  3/15/2028, Ser.
4177, Class EI
i
83,733
1,590,925
3.500%,  10/15/2032, Ser.
4119, Class KI
i
179,753
971,922
3.000%,  2/15/2033, Ser.
4170, Class IG
i
92,310
1,966,042
3.000%,  4/15/2033, Ser.
4203, Class DI
i
136,633
Federal National Mortgage
Association - REMIC
2,166,660
3.000%,  7/25/2027, Ser.
2012-73, Class DI
i
105,071
1,478,182
3.000%,  7/25/2027, Ser.
2012-74, Class AI
i
64,017
2,693,638
3.000%,  8/25/2027, Ser.
2012-95, Class HI
i
110,776
1,483,467
3.500%,  9/25/2027, Ser.
2012-98, Class YI
i
83,942
3,877,231
3.000%,  11/25/2027, Ser.
2012-121, Class BI
i
225,094
1,959,896
3.000%,  12/25/2027, Ser.
2012-139, Class DI
i
91,546
1,044,338
2.500%,  1/25/2028, Ser.
2012-152, Class AI
i
49,033
2,652,210
3.000%,  1/25/2028, Ser.
2012-147, Class EI
i
124,960
764,287
2.500%,  2/25/2028, Ser.
2013-46, Class CI
i
29,745
1,445,272
3.000%,  2/25/2028, Ser.
2013-2, Class GI
i
78,107
521,599
3.000%,  4/25/2028, Ser.
2013-30, Class DI
i
29,769
1,898,861
3.000%,  11/25/2031, Ser.
2013-69, Class IO
i
87,236
1,376,435
3.000%,  2/25/2033, Ser.
2013-1, Class YI
i
135,368
12,390,546
1.500%,  2/25/2036, Ser.
2021-1, Class IY
i
774,300
6,829,718
1.500%,  2/25/2036, Ser.
2021-3, Class UI
i
352,644
First Horizon Alternative Mortgage
Securities Trust
191,286
2.350%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
181,389
175,746
2.439%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
171,972
Principal
Amount Long-Term Fixed Income (56.6%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Flagstar Mortgage Trust
$ 478,151
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
$ 488,181
Genworth Mortgage Insurance
Corporation
750,000
2.152%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,f
750,428
725,000
1.950%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
725,000
GMAC Mortgage Corporation
Loan Trust
310,720
3.134%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
303,950
Government National Mortgage
Association
422,459
4.000%,  1/16/2027, Ser.
2012-3, Class IO
i
21,100
Homeward Opportunities Fund I
Trust
1,000,000
5.684%,  11/25/2058, Ser.
2018-2, Class B2
b,f
1,012,241
IndyMac IMJA Mortgage Loan
Trust
598,530
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 363,870
J.P. Morgan Mortgage Trust
600,000
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
600,353
81,676
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 88,870
367,296
2.837%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
317,897
Legacy Mortgage Asset Trust
1,000,042
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
1,005,275
Master Asset Securitization Trust
618,238
0.602%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
114,394
MASTR Alternative Loans Trust
233,754
0.552%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
32,661
Merrill Lynch Alternative Note
Asset Trust
280,141
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 164,346
Palmer Square Loan Funding, Ltd.
1,250,000
1.921%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,f
1,250,694
Pretium Mortgage Credit Partners,
LLC
950,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
938,458
1,000,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
985,749
Radnor Re, Ltd.
1,700,000
2.802%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
1,700,001

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Renaissance Home Equity Loan
Trust
$ 1,144,894
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
$ 651,987
Residential Accredit Loans, Inc.
Trust
443,777
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 434,981
201,441
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 199,435
269,914
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 262,583
266,458
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 266,023
Residential Asset Securitization
Trust
361,786
2.024%,  1/25/2034, Ser.
2004-IP1, Class A1
b
370,881
967,954
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,010,069
Residential Funding Mortgage
Security I Trust
576,526
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 550,862
Sequoia Mortgage Trust
483,625
2.833%,  9/20/2046, Ser.
2007-1, Class 4A1
b
374,099
Silver Hill Trust
620,797
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,f
624,153
Starwood Mortgage Residential
Trust
1,175,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
1,190,071
Structured Adjustable Rate
Mortgage Loan Trust
189,746
2.772%,  7/25/2035, Ser.
2005-15, Class 4A1
b
176,515
116,810
2.933%,  9/25/2035, Ser.
2005-18, Class 1A1
b
90,178
Toorak Mortgage Corporation, Ltd.
454,718
4.458%,  3/25/2022, Ser.
2019-1, Class A1
f,g
455,561
1,250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
1,251,923
Vericrest Opportunity Loan
Transferee
950,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
941,624
1,150,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,137,145
790,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
781,735
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
222,580
1,250,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,236,498
275,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,f,g
275,000
Verus Securitization Trust
1,150,000
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
1,149,321
Principal
Amount Long-Term Fixed Income (56.6%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Washington Mutual Mortgage
Pass-Through Certificates
$ 319,594
6.000%,  3/25/2035, Ser.
2005-1, Class 2A $ 319,497
ZH Trust
930,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
f
888,633
675,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
f
645,044
Total 38,295,672
Commercial Mortgage-Backed Securities (0.2%)
BANK 2021-BNK37
900,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
931,328
BFLD Trust
950,000
1.810%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
949,503
Total 1,880,831
Communications Services (2.4%)
Altice France SA
135,000 8.125%,  2/1/2027
f
144,281
100,000 5.500%,  1/15/2028
f
99,241
290,000 5.125%,  7/15/2029
f
282,880
373,000 5.500%,  10/15/2029
f
367,405
American Tower Corporation
96,000 3.375%,  5/15/2024 100,240
195,000 4.400%,  2/15/2026 212,805
96,000 1.450%,  9/15/2026 93,934
147,000 3.800%,  8/15/2029 159,922
AT&T, Inc.
190,000 4.450%,  4/1/2024 202,802
195,000 1.700%,  3/25/2026 193,993
288,000 4.300%,  2/15/2030 324,141
Cable One, Inc., Convertible
486,000 1.125%,  3/15/2028
f,j
481,055
CCO Holdings, LLC
285,000 5.500%,  5/1/2026
f
293,611
460,000 5.125%,  5/1/2027
f
473,800
460,000 4.750%,  3/1/2030
f
478,400
360,000 4.250%,  1/15/2034
f
354,178
Cengage Learning, Inc.
214,000 9.500%,  6/15/2024
f
215,337
Charter Communications
Operating, LLC
145,000 4.500%,  2/1/2024 154,205
104,000 4.908%,  7/23/2025 114,515
147,000 5.050%,  3/30/2029 168,286
Clear Channel Worldwide
Holdings, Inc.
350,000 7.750%,  4/15/2028
f
374,500
Comcast Corporation
38,000 3.700%,  4/15/2024 40,372
117,000 3.950%,  10/15/2025 127,732
117,000 2.350%,  1/15/2027 121,176
245,000 3.400%,  4/1/2030 267,385
Consolidated Communications,
Inc.
160,000 5.000%,  10/1/2028
f
161,600

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Communications Services (2.4%) - continued
CSC Holdings, LLC
$ 540,000 5.375%,  2/1/2028
f
$ 559,100
224,000 4.125%,  12/1/2030
f
218,680
Cumulus Media New Holdings,
Inc.
260,000 6.750%,  7/1/2026
f,j
269,750
Deutsche Telekom International
Finance BV
105,000 2.485%,  9/19/2023
f
107,079
DIRECTV Holdings, LLC
350,000 5.875%,  8/15/2027
f
358,298
Discovery Communications, LLC
114,000 2.950%,  3/20/2023 116,594
DISH DBS Corporation
247,000 5.250%,  12/1/2026
f
250,899
250,000 7.375%,  7/1/2028 253,125
184,000 5.750%,  12/1/2028
f
185,840
Entercom Media Corporation
423,000 6.500%,  5/1/2027
f
418,432
Fox Corporation
157,000 4.030%,  1/25/2024 165,806
97,000 4.709%,  1/25/2029 110,716
Front Range BidCo, Inc.
172,000 4.000%,  3/1/2027
f
169,552
Frontier Communications
Holdings, LLC
322,000 5.875%,  10/15/2027
f
340,515
GCI, LLC
290,000 4.750%,  10/15/2028
f
297,613
Gray Escrow II, Inc.
575,000 5.375%,  11/15/2031
f,j
591,531
Gray Television, Inc.
270,000 4.750%,  10/15/2030
f
268,313
Hughes Satellite Systems
Corporation
150,000 6.625%,  8/1/2026 167,888
iHeartCommunications, Inc.
290,000 4.750%,  1/15/2028
f
294,095
LCPR Senior Secured Financing
DAC
225,000 6.750%,  10/15/2027
f
236,250
Level 3 Financing, Inc.
480,000 4.625%,  9/15/2027
f
489,600
285,000 4.250%,  7/1/2028
f
282,150
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
f
171,687
Netflix, Inc.
111,000 5.875%,  2/15/2025 124,742
392,000 4.875%,  4/15/2028 446,880
192,000 5.875%,  11/15/2028 230,880
Nexstar Escrow Corporation
400,000 5.625%,  7/15/2027
f
421,648
NTT Finance Corporation
117,000 1.162%,  4/3/2026
f
114,782
Omnicom Group, Inc.
147,000 4.200%,  6/1/2030 165,248
Radiate Holdco, LLC
155,000 6.500%,  9/15/2028
f
155,703
Scripps Escrow II, Inc.
150,000 5.375%,  1/15/2031
f
152,438
Principal
Amount Long-Term Fixed Income (56.6%) Value
Communications Services (2.4%) - continued
Scripps Escrow, Inc.
$ 185,000 5.875%,  7/15/2027
f
$ 194,354
Sinclair Television Group, Inc.
430,000 5.500%,  3/1/2030
f
417,100
Sirius XM Radio, Inc.
375,000 5.000%,  8/1/2027
f
389,753
200,000 4.000%,  7/15/2028
f
201,118
Sprint Capital Corporation
464,000 6.875%,  11/15/2028 586,960
295,000 8.750%,  3/15/2032 442,500
Sprint Corporation
960,000 7.625%,  2/15/2025 1,104,000
Telesat Canada
150,000 4.875%,  6/1/2027
f
132,450
55,000 6.500%,  10/15/2027
f
42,680
Terrier Media Buyer, Inc.
210,000 8.875%,  12/15/2027
f
226,962
T-Mobile USA, Inc.
113,000 3.500%,  4/15/2025 119,721
196,000 3.875%,  4/15/2030 214,376
40,000 2.875%,  2/15/2031 39,504
United States Cellular Corporation
250,000 6.700%,  12/15/2033 302,135
Uniti Fiber Holdings, Inc.,
Convertible
133,000 4.000%,  6/15/2024
f
180,464
Uniti Group, LP
90,000 4.750%,  4/15/2028
f
89,256
VeriSign, Inc.
210,000 4.750%,  7/15/2027 218,138
Verizon Communications, Inc.
195,000 2.100%,  3/22/2028 195,371
147,000 3.150%,  3/22/2030 155,519
98,000 2.550%,  3/21/2031 98,873
220,000 2.355%,  3/15/2032
f
216,770
ViacomCBS, Inc.
118,000 5.875%,  2/28/2057
b
117,668
Vodafone Group plc
220,000 7.000%,  4/4/2079
b
266,085
VTR Finance NV
190,000 6.375%,  7/15/2028
f
197,600
Walt Disney Company
97,000 3.800%,  3/22/2030 108,803
Ziggo BV
474,000 5.500%,  1/15/2027
f
487,035
135,000 4.875%,  1/15/2030
f
138,456
Total 21,027,281
Consumer Cyclical (3.5%)
1011778 B.C., ULC
440,000 4.375%,  1/15/2028
f
448,800
Allen Media, LLC
261,000 10.500%,  2/15/2028
f
272,303
Allied Universal Holdco, LLC
150,000 6.625%,  7/15/2026
f
157,380
410,000 4.625%,  6/1/2028
f
409,746
135,000 6.000%,  6/1/2029
f
131,287
Allison Transmission, Inc.
410,000 3.750%,  1/30/2031
f
399,750

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Consumer Cyclical (3.5%) - continued
Amazon.com, Inc.
$ 195,000 1.650%,  5/12/2028 $ 195,322
98,000 1.500%,  6/3/2030 94,969
American Axle & Manufacturing,
Inc.
480,000 6.500%,  4/1/2027
j
498,600
American Honda Finance
Corporation
49,000 1.200%,  7/8/2025 48,808
Arko Corporation
185,000 5.125%,  11/15/2029
f
178,756
Ashton Woods USA, LLC
180,000 4.625%,  8/1/2029
f
177,750
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 94,019
Bloomin' Brands, Inc., Convertible
149,000 5.000%,  5/1/2025 288,967
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
f
275,400
Boyne USA, Inc.
210,000 4.750%,  5/15/2029
f
216,300
Brookfield Residential Properties,
Inc.
290,000 6.250%,  9/15/2027
f
302,702
310,000 5.000%,  6/15/2029
f
310,217
Burlington Stores, Inc., Convertible
399,000 2.250%,  4/15/2025 592,764
Caesars Entertainment, Inc.
426,000 6.250%,  7/1/2025
f
447,140
145,000 8.125%,  7/1/2027
f
160,579
298,000 4.625%,  10/15/2029
f
298,000
Carnival Corporation
258,000 7.625%,  3/1/2026
f
270,448
410,000 5.750%,  3/1/2027
f
410,000
295,000 4.000%,  8/1/2028
f
292,787
185,000 6.000%,  5/1/2029
f
184,075
Cedar Fair, LP
125,000 5.375%,  4/15/2027 128,125
380,000 5.250%,  7/15/2029 389,500
Churchill Downs, Inc.
185,000 4.750%,  1/15/2028
f
191,475
Cinemark USA, Inc.
135,000 5.875%,  3/15/2026
f
136,687
Clarios Global, LP
140,000 8.500%,  5/15/2027
f
148,400
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 57,805
Daimler Finance North America,
LLC
150,000 1.450%,  3/2/2026
f
148,500
Dana, Inc.
305,000 5.625%,  6/15/2028 324,062
Darden Restaurants, Inc.
195,000 3.850%,  5/1/2027 211,092
Dick's Sporting Goods, Inc.,
Convertible
189,000 3.250%,  4/15/2025 667,879
Empire Communities Corporation
290,000 7.000%,  12/15/2025
f
300,150
Expedia Group, Inc.
147,000 4.625%,  8/1/2027 163,695
Principal
Amount Long-Term Fixed Income (56.6%) Value
Consumer Cyclical (3.5%) - continued
$ 146,000 3.250%,  2/15/2030 $ 148,993
Expedia Group, Inc., Convertible
297,000 Zero Coupon,  2/15/2026
f,j
341,698
Ford Motor Company
166,000 3.250%,  2/12/2032 169,984
Ford Motor Company, Convertible
839,000 Zero Coupon,  3/15/2026
f
1,154,149
Ford Motor Credit Company, LLC
375,000 4.063%,  11/1/2024 394,564
720,000 4.134%,  8/4/2025 764,100
480,000 2.700%,  8/10/2026 484,200
Forestar Group, Inc.
185,000 3.850%,  5/15/2026
f
185,462
Gap, Inc.
89,000 3.625%,  10/1/2029
f
88,030
General Motors Company
111,000 6.125%,  10/1/2025 127,509
147,000 6.800%,  10/1/2027 180,432
General Motors Financial
Company, Inc.
233,000 3.950%,  4/13/2024 245,170
83,000 1.200%,  10/15/2024 82,390
43,000 2.900%,  2/26/2025 44,457
111,000 2.750%,  6/20/2025 114,538
196,000 5.700%,  9/30/2030
b,h
223,440
97,000 2.700%,  6/10/2031 96,654
GLP Capital, LP
94,000 3.250%,  1/15/2032 94,507
Golden Nugget, Inc.
320,000 6.750%,  10/15/2024
f
320,000
Goodyear Tire & Rubber Company
185,000 5.000%,  7/15/2029
f
198,727
135,000 5.250%,  7/15/2031
f
146,570
Guitar Center Escrow Issuer II, Inc.
89,000 8.500%,  1/15/2026
f
95,495
Hanesbrands, Inc.
257,000 4.875%,  5/15/2026
f
274,669
Harley-Davidson Financial
Services, Inc.
180,000 4.050%,  2/4/2022
f
180,496
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
f
270,400
Hilton Domestic Operating
Company, Inc.
495,000 4.875%,  1/15/2030 529,031
Hilton Grand Vacations Borrower
Escrow, LLC
365,000 5.000%,  6/1/2029
f
374,125
Hyundai Capital America
78,000 1.800%,  10/15/2025
f
77,578
147,000 3.000%,  2/10/2027
f
152,105
94,000 2.100%,  9/15/2028
f
91,322
International Game Technology plc
315,000 5.250%,  1/15/2029
f
333,758
KB Home
240,000 4.800%,  11/15/2029 261,960
Kohl's Corporation
147,000 3.375%,  5/1/2031
j
149,708
L Brands, Inc.
420,000 6.625%,  10/1/2030
f
475,650
100,000 6.875%,  11/1/2035 124,250

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Consumer Cyclical (3.5%) - continued
Lennar Corporation
$ 58,000 5.875%,  11/15/2024 $ 63,850
110,000 4.750%,  5/30/2025 120,346
Lowe's Companies, Inc.
144,000 4.000%,  4/15/2025 155,724
195,000 4.500%,  4/15/2030 226,356
Macy's Retail Holdings, LLC
270,000 5.875%,  4/1/2029
f
287,887
Magic MergerCo, Inc.
435,000 5.250%,  5/1/2028
f
435,191
Marriott International, Inc.
223,000 3.750%,  10/1/2025 236,158
146,000 4.625%,  6/15/2030 164,242
Mattamy Group Corporation
430,000 5.250%,  12/15/2027
f
452,253
McDonald's Corporation
294,000 3.800%,  4/1/2028 323,011
MGM Resorts International
575,000 5.750%,  6/15/2025 618,844
Nissan Motor Company, Ltd.
116,000 3.043%,  9/15/2023
f
119,026
O'Reilly Automotive, Inc.
147,000 3.900%,  6/1/2029 162,255
Penn National Gaming, Inc.
270,000 4.125%,  7/1/2029
f
261,900
PetSmart, Inc.
370,000 4.750%,  2/15/2028
f
379,713
210,000 7.750%,  2/15/2029
f
228,113
Prime Security Services Borrower,
LLC
650,000 5.750%,  4/15/2026
f
697,886
Procter & Gamble Company
98,000 1.200%,  10/29/2030 92,682
Real Hero Merger Sub 2, Inc.
210,000 6.250%,  2/1/2029
f
209,672
Realogy Group, LLC
350,000 5.750%,  1/15/2029
f
358,750
Rite Aid Corporation
320,000 7.500%,  7/1/2025
f
328,960
Ross Stores, Inc.
98,000 1.875%,  4/15/2031 93,950
Royal Caribbean Cruises, Ltd.
400,000 9.125%,  6/15/2023
f
423,000
370,000 4.250%,  7/1/2026
f
358,380
150,000 5.500%,  4/1/2028
f
151,734
Scientific Games International, Inc.
350,000 7.250%,  11/15/2029
f
390,250
SeaWorld Parks and
Entertainment, Inc.
296,000 5.250%,  8/15/2029
f
301,403
Service Properties Trust
84,000 7.500%,  9/15/2025 91,009
Six Flags Theme Parks, Inc.
190,000 7.000%,  7/1/2025
f
202,909
Staples, Inc.
430,000 7.500%,  4/15/2026
f
441,825
Station Casinos, LLC
216,000 4.625%,  12/1/2031
f
217,771
Tapestry, Inc.
92,000 3.050%,  3/15/2032 92,541
Principal
Amount Long-Term Fixed Income (56.6%) Value
Consumer Cyclical (3.5%) - continued
Target Corporation
$ 98,000 2.350%,  2/15/2030 $ 100,710
Tenneco, Inc.
335,000 5.000%,  7/15/2026
j
322,019
Toll Brothers Finance Corporation
146,000 4.350%,  2/15/2028 159,870
Toyota Motor Credit Corporation
147,000 1.900%,  4/6/2028 147,302
TripAdvisor, Inc., Convertible
112,000 0.250%,  4/1/2026
f
98,280
Uber Technologies, Inc.
210,000 6.250%,  1/15/2028
f,j
225,435
Vail Resorts, Inc., Convertible
166,000 Zero Coupon,  1/1/2026 176,919
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
f
211,203
56,000 3.350%,  5/13/2025
f
58,918
Wabash National Corporation
298,000 4.500%,  10/15/2028
f
300,980
Wyndham Destinations, Inc.
250,000 6.625%,  7/31/2026
f
277,210
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
f
154,500
Yum! Brands, Inc.
390,000 4.750%,  1/15/2030
f
422,175
ZF North America Capital, Inc.
200,000 4.750%,  4/29/2025
f
214,500
Total 30,577,972
Consumer Non-Cyclical (2.9%)
Abbott Laboratories
195,000 3.875%,  9/15/2025 211,757
AbbVie, Inc.
107,000 2.800%,  3/15/2023 109,042
457,000 3.600%,  5/14/2025 485,984
195,000 3.200%,  11/21/2029 208,493
Agilent Technologies, Inc.
98,000 2.300%,  3/12/2031 97,043
Albertson's Companies, Inc.
397,000 3.500%,  3/15/2029
f
397,778
190,000 4.875%,  2/15/2030
f
205,147
Altria Group, Inc.
119,000 4.400%,  2/14/2026 131,079
98,000 4.800%,  2/14/2029 110,538
Amgen, Inc.
147,000 2.450%,  2/21/2030 149,611
Anheuser-Busch Companies, LLC
113,000 3.650%,  2/1/2026 121,323
Anheuser-Busch InBev Worldwide,
Inc.
195,000 4.750%,  1/23/2029 226,967
Anthem, Inc.
166,000 2.375%,  1/15/2025 171,173
147,000 2.550%,  3/15/2031 150,080
AstraZeneca Finance, LLC
195,000 1.750%,  5/28/2028 193,866
AstraZeneca plc
194,000 0.700%,  4/8/2026 187,648

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Consumer Non-Cyclical (2.9%) - continued
BAT Capital Corporation
$ 89,000 3.222%,  8/15/2024 $ 92,502
BAT International Finance plc
111,000 1.668%,  3/25/2026 108,963
Bausch Health Companies, Inc.
55,000 5.000%,  1/30/2028
f
50,600
450,000 5.000%,  2/15/2029
f
397,125
Baxter International, Inc.
92,000 2.539%,  2/1/2032
f
92,940
Becton, Dickinson and Company
147,000 2.823%,  5/20/2030 152,155
Boston Scientific Corporation
144,000 3.450%,  3/1/2024 150,583
Bunge, Ltd. Finance Corporation
196,000 2.750%,  5/14/2031 198,917
Cargill, Inc.
94,000 2.125%,  11/10/2031
f
92,679
Centene Corporation
290,000 4.250%,  12/15/2027 302,325
165,000 4.625%,  12/15/2029 177,946
805,000 3.000%,  10/15/2030 818,291
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 353,063
Community Health Systems, Inc.
140,000 5.625%,  3/15/2027
f
148,166
200,000 6.000%,  1/15/2029
f
213,250
370,000 6.875%,  4/15/2029
f
376,938
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 125,563
Constellation Brands, Inc.
195,000 3.150%,  8/1/2029 205,668
Coty, Inc.
221,000 5.000%,  4/15/2026
f
227,637
CVS Health Corporation
77,000 4.100%,  3/25/2025 82,993
77,000 4.300%,  3/25/2028 86,408
DaVita, Inc.
470,000 4.625%,  6/1/2030
f
481,163
Diageo Capital plc
133,000 1.375%,  9/29/2025 132,264
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
f
212,290
Encompass Health Corporation
445,000 4.500%,  2/1/2028 457,794
Endo Finance, LLC
135,000 9.500%,  7/31/2027
f,j
137,419
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
f
326,943
Estee Lauder Companies, Inc.
98,000 1.950%,  3/15/2031 96,536
General Mills, Inc.
97,000 4.200%,  4/17/2028 108,322
Gilead Sciences, Inc.
147,000 2.950%,  3/1/2027 154,841
H. J. Heinz Company
100,000 5.200%,  7/15/2045 127,147
HCA, Inc.
985,000 5.375%,  2/1/2025 1,082,515
184,000 5.875%,  2/1/2029 219,245
Principal
Amount Long-Term Fixed Income (56.6%) Value
Consumer Non-Cyclical (2.9%) - continued
HFC Prestige Products, Inc.
$ 348,000 4.750%,  1/15/2029
f
$ 353,655
HLF Financing SARL, LLC
506,000 4.875%,  6/1/2029
f
496,487
Humana, Inc.
97,000 2.150%,  2/3/2032 93,793
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
f
108,496
Ionis Pharmaceuticals, Inc.,
Convertible
119,000 0.125%,  12/15/2024 106,356
Jazz Investments I, Ltd.,
Convertible
517,000 2.000%,  6/15/2026 583,564
JBS Finance Luxembourg SARL
143,000 2.500%,  1/15/2027
f
141,393
114,000 3.625%,  1/15/2032
f
114,429
JBS USA Food Company
90,000 5.750%,  1/15/2028
f
93,826
JBS USA, LLC
75,000 6.500%,  4/15/2029
f
82,501
430,000 5.500%,  1/15/2030
f
467,625
Kraft Foods Group, Inc.
318,000 5.000%,  6/4/2042 395,578
Kraft Heinz Foods Company
147,000 3.875%,  5/15/2027 158,781
550,000 3.750%,  4/1/2030 593,684
Kroger Company
98,000 4.500%,  1/15/2029 112,868
Mattel, Inc.
375,000 3.375%,  4/1/2026
f
384,570
McKesson Corporation
111,000 0.900%,  12/3/2025 107,545
145,000 1.300%,  8/15/2026 141,537
Molina Healthcare, Inc.
350,000 4.375%,  6/15/2028
f
360,500
Mozart Debt Merger Sub, Inc.
387,000 3.875%,  4/1/2029
f
385,634
372,000 5.250%,  10/1/2029
f
377,074
MPH Acquisition Holdings, LLC
166,000 5.750%,  11/1/2028
f,j
157,866
Mylan, Inc.
73,000 4.200%,  11/29/2023 76,497
Newell Rubbermaid, Inc.
230,000 4.700%,  4/1/2026 250,759
Novartis Capital Corporation
44,000 1.750%,  2/14/2025 44,613
99,000 3.000%,  11/20/2025 104,911
Ortho-Clinical Diagnostics, Inc.
210,000 7.250%,  2/1/2028
f
225,750
Par Pharmaceutical, Inc.
300,000 7.500%,  4/1/2027
f
306,579
PepsiCo, Inc.
147,000 1.625%,  5/1/2030 142,555
Philip Morris International, Inc.
209,000 1.500%,  5/1/2025 209,195
Pilgrim's Pride Corporation
267,000 3.500%,  3/1/2032
f
269,670
Post Holdings, Inc.
106,000 5.500%,  12/15/2029
f
111,367

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Consumer Non-Cyclical (2.9%) - continued
QBE Insurance Group, Ltd.
$ 240,000 5.875%,  5/12/2025
b,f,h
$ 259,200
Roche Holdings, Inc.
136,000 2.076%,  12/13/2031
f
135,598
Royalty Pharma plc
222,000 1.200%,  9/2/2025 217,316
Scotts Miracle-Gro Company
415,000 4.500%,  10/15/2029 432,638
SEG Holding, LLC
400,000 5.625%,  10/15/2028
f
419,000
Simmons Foods, Inc.
335,000 4.625%,  3/1/2029
f
329,975
Spectrum Brands, Inc.
240,000 5.000%,  10/1/2029
f
251,700
150,000 5.500%,  7/15/2030
f
160,875
Stryker Corporation
97,000 3.650%,  3/7/2028 105,879
Syneos Health, Inc.
310,000 3.625%,  1/15/2029
f
306,125
Sysco Corporation
98,000 5.950%,  4/1/2030 122,323
Tenet Healthcare Corporation
99,000 4.625%,  7/15/2024 100,238
805,000 5.125%,  11/1/2027
f
838,206
140,000 6.125%,  10/1/2028
f
147,869
Teva Pharmaceutical Finance
Netherlands III BV
220,000 3.150%,  10/1/2026 206,800
Thermo Fisher Scientific, Inc.
97,000 1.750%,  10/15/2028 96,366
TreeHouse Foods, Inc.
142,000 4.000%,  9/1/2028 136,320
United Natural Foods, Inc.
290,000 6.750%,  10/15/2028
f
310,532
UnitedHealth Group, Inc.
245,000 3.850%,  6/15/2028 273,057
Universal Health Services, Inc.
145,000 1.650%,  9/1/2026
f
142,319
49,000 2.650%,  1/15/2032
f
48,150
Viatris, Inc.
111,000 1.650%,  6/22/2025 110,579
VRX Escrow Corporation
791,000 6.125%,  4/15/2025
f
805,681
Winnebago Industries, Inc.,
Convertible
377,000 1.500%,  4/1/2025 502,883
Zoetis, Inc.
109,000 3.250%,  2/1/2023 111,072
146,000 3.900%,  8/20/2028 161,994
Total 25,441,073
Energy (2.8%)
Antero Resources Corporation
325,000 5.375%,  3/1/2030
f
347,425
Apache Corporation
125,000 4.875%,  11/15/2027 136,250
310,000 4.375%,  10/15/2028 337,277
100,000 5.100%,  9/1/2040 113,000
Archrock Partners, LP
340,000 6.250%,  4/1/2028
f
354,525
Principal
Amount Long-Term Fixed Income (56.6%) Value
Energy (2.8%) - continued
Baker Hughes, LLC
$ 91,000 2.061%,  12/15/2026 $ 91,817
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 265,253
BP Capital Markets plc
240,000 4.875%,  3/22/2030
b,h
259,200
Buckeye Partners, LP
280,000 3.950%,  12/1/2026 285,379
Canadian Natural Resources, Ltd.
244,000 2.050%,  7/15/2025 246,332
Cenovus Energy, Inc.
314,000 5.375%,  7/15/2025 346,507
Cheniere Corpus Christi Holdings,
LLC
200,000 5.875%,  3/31/2025 221,660
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 102,820
207,000 3.250%,  1/31/2032
f
209,070
Cheniere Energy, Inc.
120,000 4.625%,  10/15/2028 127,646
Cheniere Energy, Inc., Convertible
77,000 4.250%,  3/15/2045 64,799
CNX Resources Corporation
175,000 6.000%,  1/15/2029
f
182,000
CNX Resources Corporation,
Convertible
364,000 2.250%,  5/1/2026 475,748
Comstock Resources, Inc.
230,000 5.875%,  1/15/2030
f
235,750
Continental Resources, Inc.
297,000 4.375%,  1/15/2028 321,072
275,000 5.750%,  1/15/2031
f
323,845
Coterra Energy, Inc.
195,000 4.375%,  6/1/2024
f
206,217
CQP Holdco, LP
217,000 5.500%,  6/15/2031
f
226,494
Devon Energy Corporation
111,000 5.250%,  9/15/2024 120,094
195,000 4.500%,  1/15/2030 209,351
Diamondback Energy, Inc.
74,000 2.875%,  12/1/2024 76,769
49,000 3.125%,  3/24/2031 50,502
DT Midstream, Inc.
275,000 4.125%,  6/15/2029
f
281,531
90,000 4.375%,  6/15/2031
f
93,600
Enbridge, Inc.
98,000 3.700%,  7/15/2027 105,661
387,000 6.250%,  3/1/2078
b
420,044
Endeavor Energy Resources, LP
210,000 5.750%,  1/30/2028
f
223,836
Energean Israel Finance, Ltd.
290,000 4.500%,  3/30/2024
f
291,450
Energy Transfer, LP
90,000 4.200%,  9/15/2023 93,986
271,000 5.875%,  1/15/2024 291,670
147,000 3.750%,  5/15/2030 155,769
EnLink Midstream Partners, LP
310,000 4.850%,  7/15/2026 326,275

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Energy (2.8%) - continued
Enterprise Products Operating,
LLC
$ 97,000 4.150%,  10/16/2028 $ 108,889
430,000 4.875%,  8/16/2077
b
403,101
EQM Midstream Partners, LP
445,000 6.500%,  7/1/2027
f
498,400
EQT Corporation
90,000 3.125%,  5/15/2026
f
92,388
272,000 3.900%,  10/1/2027 291,725
EQT Corporation, Convertible
366,000 1.750%,  5/1/2026 609,939
Equinor ASA
70,000 2.875%,  4/6/2025 73,053
Exxon Mobil Corporation
195,000 2.992%,  3/19/2025 204,929
Genesis Energy, LP
150,000 6.500%,  10/1/2025 148,125
90,000 8.000%,  1/15/2027 92,750
Halliburton Company
98,000 2.920%,  3/1/2030 100,815
Harvest Midstream, LP
370,000 7.500%,  9/1/2028
f
395,900
Hess Corporation
74,000 3.500%,  7/15/2024 77,201
Hess Midstream Operations, LP
250,000 5.625%,  2/15/2026
f
257,500
Hilcorp Energy I, LP
300,000 5.750%,  2/1/2029
f
309,216
ITT Holdings, LLC
265,000 6.500%,  8/1/2029
f
262,350
Kinder Morgan Energy Partners,
LP
145,000 3.450%,  2/15/2023 148,071
Laredo Petroleum, Inc.
450,000 7.750%,  7/31/2029
f,j
438,750
Marathon Oil Corporation
98,000 4.400%,  7/15/2027 107,347
Marathon Petroleum Corporation
275,000 4.700%,  5/1/2025 300,004
MPLX, LP
180,000 6.875%,  2/15/2023
b,h
180,450
243,000 1.750%,  3/1/2026 240,555
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 289,092
Nabors Industries, Ltd.
350,000 7.250%,  1/15/2026
f
323,750
National Fuel Gas Company
195,000 5.500%,  1/15/2026 217,881
Newfield Exploration Company
372,000 5.625%,  7/1/2024 409,491
97,000 5.375%,  1/1/2026 107,526
NGL Energy Operating, LLC
200,000 7.500%,  2/1/2026
f
206,260
NGL Energy Partners, LP
200,000 7.500%,  11/1/2023 197,000
NuStar Logistics, LP
360,000 5.750%,  10/1/2025 387,403
Oasis Petroleum, Inc.
230,000 6.375%,  6/1/2026
f
240,925
Principal
Amount Long-Term Fixed Income (56.6%) Value
Energy (2.8%) - continued
Occidental Petroleum Corporation
$ 210,000 3.400%,  4/15/2026 $ 215,393
95,000 8.500%,  7/15/2027 118,512
605,000 3.500%,  8/15/2029 621,516
200,000 6.450%,  9/15/2036 255,001
385,000 4.400%,  4/15/2046 394,625
ONEOK, Inc.
146,000 2.200%,  9/15/2025 147,462
Ovintiv, Inc.
140,000 7.375%,  11/1/2031 182,492
150,000 6.625%,  8/15/2037 196,365
PBF Holding Company, LLC
145,000 9.250%,  5/15/2025
f
137,931
Pioneer Natural Resources
Company
146,000 1.900%,  8/15/2030 138,662
Pioneer Natural Resources
Company, Convertible
186,000 0.250%,  5/15/2025 331,429
Plains All American Pipeline, LP
110,000 6.125%,  11/15/2022
b,h
93,362
238,000 4.650%,  10/15/2025 259,584
Precision Drilling Corporation
230,000 6.875%,  1/15/2029
f
234,421
Sabine Pass Liquefaction, LLC
147,000 4.200%,  3/15/2028 161,020
Schlumberger Finance Canada,
Ltd.
111,000 1.400%,  9/17/2025 110,589
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
f
67,682
SM Energy Company
135,000 6.500%,  7/15/2028
j
139,725
Southwestern Energy Company
185,000 5.375%,  2/1/2029 195,637
135,000 4.750%,  2/1/2032 142,169
Summit Midstream Holdings, LLC
260,000 8.500%,  10/15/2026
f
270,902
Suncor Energy, Inc.
112,000 3.100%,  5/15/2025 117,002
Sunoco, LP
370,000 5.875%,  3/15/2028 391,275
Tallgrass Energy Finance
Corporation
430,000 5.500%,  1/15/2028
f
426,237
Targa Resources Partners, LP
160,000 5.375%,  2/1/2027 164,891
205,000 5.000%,  1/15/2028 216,008
80,000 4.875%,  2/1/2031 86,876
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
f
192,850
Transocean Proteus, Ltd.
90,000 6.250%,  12/1/2024
f
88,650
Transocean, Inc.
180,000 11.500%,  1/30/2027
f
176,400
USA Compression Partners, LP
150,000 6.875%,  4/1/2026 156,000
Venture Global Calcasieu Pass,
LLC
273,000 3.875%,  8/15/2029
f
283,237

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Energy (2.8%) - continued
$ 160,000 4.125%,  8/15/2031
f
$ 169,600
Vine Energy Holdings, LLC
185,000 6.750%,  4/15/2029
f
200,725
W&T Offshore, Inc.
116,000 9.750%,  11/1/2023
f
110,780
Weatherford International, Ltd.
297,000 8.625%,  4/30/2030
f
308,331
Western Gas Partners, LP
110,000 4.000%,  7/1/2022 110,275
Western Midstream Operating, LP
300,000 3.950%,  6/1/2025 314,384
160,000 5.500%,  8/15/2048 191,123
Williams Companies, Inc.
98,000 2.600%,  3/15/2031 97,335
Total 24,157,868
Financials (7.1%)
AerCap Ireland Capital DAC
90,000 3.150%,  2/15/2024 92,826
150,000 6.500%,  7/15/2025 171,411
254,000 3.000%,  10/29/2028 257,590
Air Lease Corporation
220,000 4.650%,  6/15/2026
b,h
227,975
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
b,f,h
209,100
98,000 2.850%,  1/26/2028
f
98,567
Alliant Holdings Intermediate, LLC
148,000 6.750%,  10/15/2027
f
153,550
Ally Financial, Inc.
575,000 5.750%,  11/20/2025 648,502
440,000 4.700%,  5/15/2026
b,h
456,500
98,000 8.000%,  11/1/2031 138,726
Altice Financing SA
130,000 5.750%,  8/15/2029
f
128,700
American Express Company
113,000 3.400%,  2/22/2024 118,506
190,000 3.550%,  9/15/2026
b,h
190,332
American Finance Trust, Inc.
223,000 4.500%,  9/30/2028
f
224,641
American Homes 4 Rent, LP
97,000 2.375%,  7/15/2031 95,063
American International Group, Inc.
196,000 4.200%,  4/1/2028 218,645
AmWINS Group, Inc.
180,000 4.875%,  6/30/2029
f
181,800
Ares Capital Corporation
57,000 4.250%,  3/1/2025 60,324
226,000 3.875%,  1/15/2026 238,180
Ares Capital Corporation,
Convertible
192,000 4.625%,  3/1/2024 219,610
Australia and New Zealand
Banking Group, Ltd.
216,000 2.950%,  7/22/2030
b,f
221,370
Aviation Capital Group, LLC
150,000 5.500%,  12/15/2024
f
164,113
96,000 4.875%,  10/1/2025
f
103,750
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
f
206,640
Principal
Amount Long-Term Fixed Income (56.6%) Value
Financials (7.1%) - continued
BAC Capital Trust XIV
$ 248,000
4.000%,  (LIBOR 3M +
0.400%), 1/19/2022
b,h,j
$ 246,875
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
f
73,114
Banco Santander SA
165,000 4.750%,  11/12/2026
b,h
164,883
Bank of America Corporation
200,000 3.004%,  12/20/2023
b
204,134
328,000 3.550%,  3/5/2024
b
337,749
244,000 4.200%,  8/26/2024 261,534
800,000 6.250%,  9/5/2024
b,h
861,000
113,000 3.458%,  3/15/2025
b
118,177
240,000 6.100%,  3/17/2025
b,h
260,100
279,000 1.319%,  6/19/2026
b
276,037
36,000 1.197%,  10/24/2026
b
35,281
145,000 1.734%,  7/22/2027
b
143,944
480,000 5.875%,  3/15/2028
b,h
534,000
294,000 3.593%,  7/21/2028
b
316,426
97,000 2.087%,  6/14/2029
b
96,318
392,000 3.974%,  2/7/2030
b
431,801
196,000 2.687%,  4/22/2032
b
198,906
144,000 2.572%,  10/20/2032
b
144,692
Bank of New York Mellon
Corporation
120,000 4.700%,  9/20/2025
b,h
128,010
150,000 3.400%,  1/29/2028 162,801
Bank of Nova Scotia
360,000 4.900%,  6/4/2025
b,h
385,762
98,000 1.050%,  3/2/2026 95,516
Barclays plc
283,000 4.338%,  5/16/2024
b
294,596
195,000 8.000%,  6/15/2024
b,h
215,530
111,000 4.375%,  9/11/2024 118,612
134,000 2.852%,  5/7/2026
b
138,202
200,000 4.375%,  3/15/2028
b,h
195,900
145,000 4.972%,  5/16/2029
b
165,390
BNP Paribas SA
175,000 6.625%,  3/25/2024
b,f,h
188,352
141,000 2.819%,  11/19/2025
b,f
145,109
Boston Properties, LP
98,000 2.550%,  4/1/2032 97,267
BPCE SA
114,000 2.375%,  1/14/2025
f
115,980
Brixmor Operating Partnership, LP
194,000 2.250%,  4/1/2028 192,967
Canadian Imperial Bank of
Commerce
64,000 2.250%,  1/28/2025 65,382
CANPACK SA
390,000 3.125%,  11/1/2025
f
390,000
Capital One Bank USA NA
165,000 3.375%,  2/15/2023 169,567
171,000 2.280%,  1/28/2026
b
174,139
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,h
110,550
Cascades USA, Inc.
210,000 5.125%,  1/15/2026
f
218,400
Charles Schwab Corporation
440,000 5.375%,  6/1/2025
b,h
479,600
440,000 4.000%,  6/1/2026
b,h
448,800
147,000 2.000%,  3/20/2028 148,946

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Financials (7.1%) - continued
Chobani, LLC
$ 474,000 4.625%,  11/15/2028
f
$ 487,014
CIT Group, Inc.
195,000 5.250%,  3/7/2025 214,818
194,000 6.125%,  3/9/2028 234,255
Citigroup, Inc.
480,000 5.950%,  1/30/2023
b,h
494,400
286,000 5.000%,  9/12/2024
b,h
294,580
141,000 3.352%,  4/24/2025
b
147,225
91,000 5.950%,  5/15/2025
b,h
97,370
274,000 5.500%,  9/13/2025 309,873
230,000 4.000%,  12/10/2025
b,h
231,725
575,000 3.875%,  2/18/2026
b,h
575,000
180,000 4.150%,  11/15/2026
b,h
182,925
338,000 1.122%,  1/28/2027
b
329,207
194,000 1.462%,  6/9/2027
b
190,691
391,000 4.075%,  4/23/2029
b
431,193
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,h
205,000
CNA Financial Corporation
126,000 3.950%,  5/15/2024 132,936
Coinbase Global, Inc.
148,000 3.625%,  10/1/2031
f
136,160
Coinbase Global, Inc., Convertible
229,000 0.500%,  6/1/2026
f
245,144
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,h
130,800
Commerzbank AG
180,000 8.125%,  9/19/2023
f
198,334
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
f
115,059
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,f
109,405
Corporate Office Properties, LP
192,000 2.250%,  3/15/2026 194,178
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
f
317,750
Credit Agricole SA
196,000 8.125%,  12/23/2025
b,f,h
232,113
98,000 3.250%,  1/14/2030
f
101,476
Credit Suisse Group AG
160,000 6.500%,  8/8/2023
f
172,200
110,000 7.500%,  12/11/2023
b,f,h
118,800
117,000 2.593%,  9/11/2025
b,f
119,475
110,000 7.250%,  9/12/2025
b,f,h
120,877
115,000 2.193%,  6/5/2026
b,f
115,643
96,000 3.869%,  1/12/2029
b,f
102,761
Dai-ichi Life Insurance Company,
Ltd.
473,000 5.100%,  10/28/2024
b,f,h
509,066
Danske Bank AS
177,000 5.000%,  1/12/2023
b,f
177,152
Deutsche Bank AG
332,000 2.129%,  11/24/2026
b
331,455
150,000 2.311%,  11/16/2027
b
149,933
97,000 3.035%,  5/28/2032
b
97,741
Discover Bank
196,000 4.682%,  8/9/2028
b
204,845
Diversified Healthcare Trust
117,000 4.375%,  3/1/2031 112,369
Principal
Amount Long-Term Fixed Income (56.6%) Value
Financials (7.1%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 410,000 3.875%,  2/15/2026
f
$ 417,613
EPR Properties
143,000 3.600%,  11/15/2031 141,476
Fidelity National Financial, Inc.
180,000 5.500%,  9/1/2022 185,706
Fifth Third Bancorp
240,000 4.500%,  9/30/2025
b,h
254,100
Fifth Third Bank NA
97,000 3.850%,  3/15/2026 104,618
First Horizon Bank
146,000 5.750%,  5/1/2030 174,630
First Horizon National Corporation
134,000 3.550%,  5/26/2023 138,071
FNB Corporation
229,000 2.200%,  2/24/2023 230,906
Fortress Transportation and
Infrastructure Investors, LLC
200,000 6.500%,  10/1/2025
f
206,750
130,000 5.500%,  5/1/2028
f
132,483
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 97,487
97,000 2.625%,  1/15/2027 95,727
FTI Consulting, Inc., Convertible
322,000 2.000%,  8/15/2023 498,456
Global Net Lease, Inc.
390,000 3.750%,  12/15/2027
f
380,881
Goldman Sachs Group, Inc.
222,000 0.627%,  11/17/2023
b
221,425
623,000 5.500%,  8/10/2024
b,h
657,265
142,000 4.400%,  2/10/2025
b,h
142,923
111,000 3.500%,  4/1/2025 117,375
167,000 4.250%,  10/21/2025 182,123
166,000 0.855%,  2/12/2026
b
162,747
124,000 3.650%,  8/10/2026
b,h
122,760
188,000 4.125%,  11/10/2026
b,h
191,090
173,000 1.948%,  10/21/2027
b
172,239
196,000 3.814%,  4/23/2029
b
213,200
98,000 3.800%,  3/15/2030 107,880
98,000 2.615%,  4/22/2032
b
98,704
97,000 2.383%,  7/21/2032
b
95,506
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 101,626
HSBC Holdings plc
109,000 3.803%,  3/11/2025
b
114,382
110,000 6.375%,  3/30/2025
b,h
118,721
141,000 2.633%,  11/7/2025
b
144,622
133,000 1.589%,  5/24/2027
b
130,065
200,000 2.251%,  11/22/2027
b
200,417
248,000 6.500%,  3/23/2028
b,h
273,167
273,000 4.583%,  6/19/2029
b
305,827
360,000 4.600%,  12/17/2030
b,h
359,705
117,000 2.804%,  5/24/2032
b
117,363
142,000 6.500%,  9/15/2037 196,464
HUB International, Ltd.
184,000 5.625%,  12/1/2029
f
189,560
Huntington Bancshares, Inc.
360,000 4.450%,  10/15/2027
b,h
380,250
Icahn Enterprises, LP
275,000 6.375%,  12/15/2025 279,812

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Financials (7.1%) - continued
$ 200,000 6.250%,  5/15/2026 $ 208,250
160,000 5.250%,  5/15/2027 164,549
ING Groep NV
200,000 1.726%,  4/1/2027
b
198,656
Intercontinental Exchange, Inc.
52,000 0.700%,  6/15/2023 51,790
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 136,546
Iron Mountain, Inc.
855,000 4.875%,  9/15/2027
f
886,618
iStar, Inc.
355,000 4.250%,  8/1/2025 362,987
iStar, Inc., Convertible
250,000 3.125%,  9/15/2022 469,525
J.P. Morgan Chase & Company
238,000 5.150%,  5/1/2023
b,h
243,824
240,000 6.000%,  8/1/2023
b,h
250,200
240,000 6.750%,  2/1/2024
b,h
260,130
97,000 1.514%,  6/1/2024
b
97,736
682,000 5.000%,  8/1/2024
b,h
700,755
245,000 3.875%,  9/10/2024 259,864
283,000 4.023%,  12/5/2024
b
298,386
186,000 4.600%,  2/1/2025
b,h
190,882
111,000 2.083%,  4/22/2026
b
112,661
190,000 3.650%,  6/1/2026
b,h
189,525
277,000 1.045%,  11/19/2026
b
269,855
195,000 1.578%,  4/22/2027
b
192,702
294,000 4.005%,  4/23/2029
b
324,504
97,000 2.069%,  6/1/2029
b
96,191
392,000 4.493%,  3/24/2031
b
453,626
Jefferies Finance, LLC
315,000 5.000%,  8/15/2028
f
322,875
KeyBank NA
147,000 3.900%,  4/13/2029 162,407
Kilroy Realty, LP
194,000 4.375%,  10/1/2025 211,280
KKR Real Estate Finance Trust,
Inc., Convertible
104,000 6.125%,  5/15/2023 109,738
Life Storage, LP
96,000 2.400%,  10/15/2031 94,360
Lincoln National Corporation
235,000
2.515%,  (LIBOR 3M +
2.358%), 2/17/2022
b
208,562
98,000 3.800%,  3/1/2028 107,516
Lloyds Banking Group plc
225,000 3.900%,  3/12/2024 237,670
100,000 7.500%,  6/27/2024
b,h
110,561
195,000 1.627%,  5/11/2027
b
191,969
277,000 3.369%,  12/14/2046
b
275,536
LPL Holdings, Inc.
240,000 4.000%,  3/15/2029
f
245,700
M&T Bank Corporation
180,000 3.500%,  9/1/2026
b,h
176,364
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
b,f
191,068
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 88,835
Principal
Amount Long-Term Fixed Income (56.6%) Value
Financials (7.1%) - continued
MetLife, Inc.
$ 240,000 3.850%,  9/15/2025
b,h
$ 244,800
480,000 5.875%,  3/15/2028
b,h
539,054
MGM Growth Properties Operating
Partnership, LP
420,000 4.625%,  6/15/2025
f
447,758
191,000 5.750%,  2/1/2027 215,830
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 220,673
Mitsubishi UFJ Financial Group,
Inc.
113,000 3.407%,  3/7/2024 118,292
134,000 1.412%,  7/17/2025 133,255
200,000 1.538%,  7/20/2027
b
196,439
147,000 3.741%,  3/7/2029 160,587
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
196,759
200,000 2.564%,  9/13/2031 194,929
Morgan Stanley
234,000 4.100%,  5/22/2023 243,718
111,000 0.560%,  11/10/2023
b
110,846
114,000 2.720%,  7/22/2025
b
117,476
192,000 1.164%,  10/21/2025
b
190,483
78,000 5.000%,  11/24/2025 87,316
226,000 2.188%,  4/28/2026
b
230,433
196,000 1.593%,  5/4/2027
b
194,068
193,000 1.512%,  7/20/2027
b
189,958
294,000 3.622%,  4/1/2031
b
320,370
MPT Operating Partnership, LP
270,000 5.250%,  8/1/2026 277,762
60,000 4.625%,  8/1/2029 63,300
National Retail Properties, Inc.
98,000 2.500%,  4/15/2030 99,329
NatWest Group plc
110,000 6.125%,  12/15/2022 115,049
26,000 6.100%,  6/10/2023 27,718
135,000 4.269%,  3/22/2025
b
142,863
98,000 4.892%,  5/18/2029
b
112,086
146,000 3.754%,  11/1/2029
b
152,235
180,000 4.600%,  6/28/2031
b,h
176,400
Navient Corporation
185,000 5.500%,  1/25/2023 192,677
90,000 5.000%,  3/15/2027 91,787
NFP Corporation
120,000 6.875%,  8/15/2028
f
120,310
Nippon Life Insurance Company
480,000 5.100%,  10/16/2044
b,f
516,600
363,000 3.400%,  1/23/2050
b,f
374,797
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 142,256
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 104,813
98,000 3.375%,  2/1/2031 98,710
OneMain Finance Corporation
605,000 6.875%,  3/15/2025 673,062
135,000 3.500%,  1/15/2027 133,481
Owl Rock Capital Corporation
97,000 4.250%,  1/15/2026 102,002
Owl Rock Technology Finance
Corporation
48,000 4.750%,  12/15/2025
f
51,095
147,000 3.750%,  6/17/2026
f
151,416

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Financials (7.1%) - continued
Park Intermediate Holdings, LLC
$ 100,000 4.875%,  5/15/2029
f
$ 102,250
PayPal Holdings, Inc.
144,000 1.650%,  6/1/2025 145,760
97,000 2.850%,  10/1/2029 102,086
Pebblebrook Hotel Trust,
Convertible
120,000 1.750%,  12/15/2026 132,138
PennyMac Financial Services, Inc.
250,000 4.250%,  2/15/2029
f
240,350
Pine Street Trust I
98,000 4.572%,  2/15/2029
f
110,586
Playtika Holding Corporation
180,000 4.250%,  3/15/2029
f
176,400
PNC Bank NA
98,000 2.700%,  10/22/2029 101,241
PNC Financial Services Group,
Inc.
180,000 3.400%,  9/15/2026
b,h
177,163
Principal Life Global Funding II
146,000 1.250%,  8/16/2026
f
142,484
Provident Financing Trust I
112,000 7.405%,  3/15/2038 136,640
Prudential Financial, Inc.
245,000 5.625%,  6/15/2043
b
254,925
589,000 5.200%,  3/15/2044
b
613,369
120,000 3.700%,  10/1/2050
b
121,390
Radian Group, Inc.
185,000 4.875%,  3/15/2027 198,517
Realty Income Corporation
96,000 4.875%,  6/1/2026 108,006
147,000 3.950%,  8/15/2027 162,988
Regions Financial Corporation
240,000 5.750%,  6/15/2025
b,h
262,800
Reinsurance Group of America,
Inc.
162,000 4.700%,  9/15/2023 171,502
Rocket Mortgage Co-Issuer, Inc.
240,000 3.625%,  3/1/2029
f
240,900
Royal Bank of Canada
194,000 0.750%,  10/7/2024 192,033
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 205,632
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
195,813
147,000 3.823%,  11/3/2028
b
157,776
Service Properties Trust
130,000 4.750%,  10/1/2026 126,426
61,000 4.950%,  2/15/2027 59,170
200,000 5.500%,  12/15/2027 205,256
Simon Property Group, LP
155,000 2.000%,  9/13/2024 157,757
193,000 2.650%,  7/15/2030 196,613
Societe Generale SA
141,000 2.625%,  10/16/2024
f
144,836
240,000 8.000%,  9/29/2025
b,f,h
277,418
133,000 1.488%,  12/14/2026
b,f
129,535
Spirit Realty, LP
218,000 2.100%,  3/15/2028 212,180
Standard Chartered plc
167,000 1.319%,  10/14/2023
b,f
167,136
Principal
Amount Long-Term Fixed Income (56.6%) Value
Financials (7.1%) - continued
$ 133,000 0.991%,  1/12/2025
b,f
$ 131,498
180,000 6.000%,  7/26/2025
b,f,h
191,925
Starwood Property Trust, Inc.,
Convertible
203,000 4.375%,  4/1/2023 212,521
State Street Corporation
68,000 2.354%,  11/1/2025
b
70,084
Sumitomo Life Insurance Company
490,000 3.375%,  4/15/2081
b,f
512,050
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.448%,  9/27/2024 145,010
147,000 3.544%,  1/17/2028 158,608
147,000 2.142%,  9/23/2030 141,252
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
f
108,353
Summit Hotel Properties, Inc.,
Convertible
176,000 1.500%,  2/15/2026 183,568
SVB Financial Group
330,000 4.000%,  5/15/2026
b,h
331,650
141,000 4.250%,  11/15/2026
b,h
142,974
Synchrony Financial
115,000 4.250%,  8/15/2024 121,800
195,000 3.700%,  8/4/2026 207,082
Truist Bank
99,000 2.250%,  3/11/2030 98,742
Truist Financial Corporation
280,000 4.950%,  9/1/2025
b,h
300,410
97,000 1.887%,  6/7/2029
b
95,516
U.S. Bancorp
60,000 3.700%,  1/15/2027
b,h
59,988
UBS Group AG
92,000 1.364%,  1/30/2027
b,f
89,923
UDR, Inc.
193,000 3.000%,  8/15/2031 200,995
United Wholesale Mortgage, LLC
285,000 5.500%,  4/15/2029
f
279,656
USB Realty Corporation
496,000
1.271%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,h
423,122
Ventas Realty, LP
110,000 3.750%,  5/1/2024 115,200
VICI Properties, LP
180,000 4.250%,  12/1/2026
f
187,465
110,000 3.750%,  2/15/2027
f
113,613
180,000 4.625%,  12/1/2029
f
191,560
Wells Fargo & Company
220,000 4.125%,  8/15/2023 230,710
233,000 2.406%,  10/30/2025
b
238,818
335,000 3.900%,  3/15/2026
b,h
344,212
169,000 2.188%,  4/30/2026
b
171,985
220,000
0.624%,  (LIBOR 3M +
0.500%), 1/15/2027
b
213,290
196,000 3.584%,  5/22/2028
b
210,705
196,000 4.478%,  4/4/2031
b
227,697
Welltower, Inc.
97,000 2.050%,  1/15/2029 95,465
147,000 2.800%,  6/1/2031 149,822
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
158,642

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Financials (7.1%) - continued
Willis North America, Inc.
$ 196,000 4.500%,  9/15/2028 $ 219,085
Total 62,134,907
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
133,000 2.150%,  5/13/2025
f
135,015
Total 135,015
Mortgage-Backed Securities (21.2%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
49,550,000 2.000%,  1/1/2037
e
50,735,534
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
29,925,000 2.000%,  1/1/2052
e
29,832,798
52,150,000 2.500%,  1/1/2052
e
53,205,474
18,875,000 3.000%,  1/1/2048
e
19,553,807
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
31,975,000 2.500%,  1/1/2052
e
32,744,363
Total 186,071,976
Technology (1.7%)
Akamai Technologies, Inc.,
Convertible
160,000 0.125%,  5/1/2025 209,408
533,000 0.375%,  9/1/2027 623,290
Analog Devices, Inc.
48,000 2.100%,  10/1/2031 48,100
Apple, Inc.
294,000 2.200%,  9/11/2029 300,918
Baidu, Inc.
137,000 3.075%,  4/7/2025 142,080
Black Knight InfoServ, LLC
334,000 3.625%,  9/1/2028
f
333,562
Broadcom Corporation
196,000 3.125%,  1/15/2025 204,737
147,000 3.875%,  1/15/2027 159,391
Broadcom, Inc.
195,000 5.000%,  4/15/2030 227,024
CommScope Technologies
Finance, LLC
328,000 6.000%,  6/15/2025
f
328,000
CommScope, Inc.
210,000 7.125%,  7/1/2028
f
206,325
Dell International, LLC
56,000 5.450%,  6/15/2023 59,074
147,000 5.850%,  7/15/2025 166,617
147,000 5.300%,  10/1/2029 172,313
Fiserv, Inc.
156,000 2.750%,  7/1/2024 161,354
196,000 4.200%,  10/1/2028 219,721
Gartner, Inc.
185,000 3.625%,  6/15/2029
f
187,044
315,000 3.750%,  10/1/2030
f
322,056
Principal
Amount Long-Term Fixed Income (56.6%) Value
Technology (1.7%) - continued
Global Payments, Inc.
$ 52,000 2.650%,  2/15/2025 $ 53,439
98,000 3.200%,  8/15/2029 102,073
Hewlett Packard Enterprise
Company
106,000 2.250%,  4/1/2023 107,610
InterDigital, Inc., Convertible
94,000 2.000%,  6/1/2024 103,047
Intuit, Inc.
86,000 0.950%,  7/15/2025 84,763
Iron Mountain, Inc.
220,000 4.500%,  2/15/2031
f
222,352
Jabil, Inc.
98,000 1.700%,  4/15/2026 97,732
Lumentum Holdings, Inc.,
Convertible
336,000 0.250%,  3/15/2024 596,820
Marvell Technology, Inc.
112,000 4.200%,  6/22/2023 116,363
98,000 2.950%,  4/15/2031 99,856
Microchip Technology, Inc.,
Convertible
152,000 1.625%,  2/15/2027 386,650
Micron Technology, Inc.
183,000 4.975%,  2/6/2026 203,185
MSCI, Inc.
260,000 4.000%,  11/15/2029
f
271,700
NCR Corporation
550,000 6.125%,  9/1/2029
f
587,753
NortonLifeLock, Inc., Convertible
390,000 2.000%,  8/15/2022
f
502,905
Nuance Communications, Inc.,
Convertible
210,000 1.250%,  4/1/2025 591,948
NVIDIA Corporation
49,000 2.850%,  4/1/2030 52,045
NXP Funding, LLC
92,000 4.875%,  3/1/2024
f
98,827
56,000 2.700%,  5/1/2025
f
57,852
98,000 4.300%,  6/18/2029
f
109,792
Open Text Corporation
320,000 4.125%,  2/15/2030
f
329,600
Oracle Corporation
245,000 2.500%,  4/1/2025 250,741
245,000 2.950%,  4/1/2030 247,785
Panasonic Corporation
163,000 2.536%,  7/19/2022
f
164,293
Progress Software Corporation,
Convertible
48,000 1.000%,  4/15/2026
f
49,778
PTC, Inc.
160,000 3.625%,  2/15/2025
f
162,200
145,000 4.000%,  2/15/2028
f
147,537
Qorvo, Inc.
275,000 3.375%,  4/1/2031
f
279,933
Rackspace Technology Global,
Inc.
275,000 5.375%,  12/1/2028
f,j
268,125
Salesforce.com, Inc.
96,000 1.950%,  7/15/2031 95,102

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Technology (1.7%) - continued
Seagate HDD Cayman
$ 116,000 4.250%,  3/1/2022 $ 116,116
460,000 3.125%,  7/15/2029 449,188
380,000 3.375%,  7/15/2031 369,786
Sensata Technologies, Inc.
455,000 3.750%,  2/15/2031
f
453,385
Shift4 Payments, LLC
100,000 4.625%,  11/1/2026
f
103,601
SS&C Technologies, Inc.
620,000 5.500%,  9/30/2027
f
647,900
Switch, Ltd.
310,000 3.750%,  9/15/2028
f
312,325
Tencent Holdings, Ltd.
118,000 2.880%,  4/22/2031
f,j
120,105
Teradyne, Inc., Convertible
67,000 1.250%,  12/15/2023 346,557
Verint Systems, Inc., Convertible
140,000 0.250%,  4/15/2026
f
149,016
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
f
223,989
Viavi Solutions, Inc., Convertible
50,000 1.000%,  3/1/2024 70,812
Vishay Intertechnology, Inc.,
Convertible
286,000 2.250%,  6/15/2025 295,667
VMware, Inc.
194,000 1.400%,  8/15/2026 190,660
68,000 2.200%,  8/15/2031 66,789
Ziff Davis, Inc., Convertible
380,000 1.750%,  11/1/2026
f
469,589
Total 14,898,305
Transportation (0.8%)
AerCap Holdings NV
220,000 5.875%,  10/10/2079
b
227,700
Air Canada
70,000 3.875%,  8/15/2026
f
71,400
Air Lease Corporation
114,000 2.300%,  2/1/2025 115,566
98,000 3.125%,  12/1/2030 99,997
Air Transport Services Group, Inc.,
Convertible
180,000 1.125%,  10/15/2024 200,250
American Airlines, Inc.
304,000 11.750%,  7/15/2025
f
375,060
654,000 5.500%,  4/20/2026
f
680,078
70,000 5.750%,  4/20/2029
f
74,810
Aon Corporation
92,000 2.600%,  12/2/2031 93,600
Avis Budget Car Rental, LLC
250,000 5.375%,  3/1/2029
f,j
263,705
Boeing Company
10,000 1.950%,  2/1/2024 10,113
Canadian Pacific Railway
Company
185,000 1.750%,  12/2/2026 185,668
92,000 2.450%,  12/2/2031 93,801
CSX Corporation
98,000 4.250%,  3/15/2029 110,177
Principal
Amount Long-Term Fixed Income (56.6%) Value
Transportation (0.8%) - continued
Delta Air Lines, Inc.
$ 167,000 7.000%,  5/1/2025
f
$ 190,949
222,697 4.500%,  10/20/2025
f
234,057
195,000 4.750%,  10/20/2028
f
212,936
Greenbrier Companies, Inc.,
Convertible
138,000 2.875%,  4/15/2028
f
150,420
Hertz Corporation
184,000 4.625%,  12/1/2026
f
185,150
221,000 5.000%,  12/1/2029
f
221,189
J.B. Hunt Transport Services, Inc.
70,000 3.300%,  8/15/2022 70,839
JetBlue Airways Corporation,
Convertible
370,000 0.500%,  4/1/2026
f
344,921
Meritor, Inc., Convertible
386,000 3.250%,  10/15/2037 420,277
Mileage Plus Holdings, LLC
248,000 6.500%,  6/20/2027
f
264,740
Penske Truck Leasing Company,
LP
111,000 1.200%,  11/15/2025
f
108,146
96,000 1.700%,  6/15/2026
f
94,895
Southwest Airlines Company
100,000 5.125%,  6/15/2027 114,322
98,000 2.625%,  2/10/2030 97,855
Southwest Airlines Company,
Convertible
484,000 1.250%,  5/1/2025 645,172
Union Pacific Corporation
124,000 3.750%,  7/15/2025 133,952
98,000 2.150%,  2/5/2027 100,479
United Airlines Pass Through Trust
70,000 3.700%,  12/1/2022 71,244
United Airlines, Inc.
300,000 4.375%,  4/15/2026
f
312,821
300,000 4.625%,  4/15/2029
f
309,375
Total 6,885,664
U.S. Government & Agencies (2.3%)
U.S. Treasury Bonds
795,000 1.125%,  2/15/2031 771,554
U.S. Treasury Notes
2,490,000 0.125%,  2/28/2023 2,479,787
1,780,000 0.125%,  4/30/2023 1,770,474
2,070,000 0.125%,  2/15/2024 2,042,993
9,250,000 0.500%,  3/31/2025 9,096,436
1,730,000 0.500%,  2/28/2026 1,680,871
1,010,000 0.500%,  4/30/2027 968,811
1,360,000 1.125%,  2/29/2028 1,340,237
Total 20,151,163
Utilities (1.2%)
AES Corporation
156,000 3.950%,  7/15/2030
f
166,202
Ameren Corporation
98,000 1.750%,  3/15/2028 94,703
American Electric Power
Company, Inc.
200,000 3.875%,  2/15/2062
b
203,037
98,000 2.300%,  3/1/2030 95,542

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.6%) Value
Utilities (1.2%) - continued
Berkshire Hathaway Energy
Company
$ 136,000 4.050%,  4/15/2025 $ 147,141
Calpine Corporation
450,000 4.500%,  2/15/2028
f
466,875
CenterPoint Energy, Inc.
105,000 2.500%,  9/1/2024 107,905
146,000 1.450%,  6/1/2026 143,231
146,000 2.650%,  6/1/2031 147,979
Dominion Energy, Inc.
110,000 3.071%,  8/15/2024 113,861
375,000 4.650%,  12/15/2024
b,h
390,937
165,000 4.350%,  1/15/2027
b,h
170,362
98,000 3.375%,  4/1/2030 103,999
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
175,446
110,000 4.875%,  9/16/2024
b,h
114,125
195,000 3.150%,  8/15/2027 205,106
98,000 2.450%,  6/1/2030 97,295
Edison International
118,000 4.950%,  4/15/2025 128,332
180,000 5.000%,  12/15/2026
b,h
183,924
Enel Finance International NV
200,000 1.375%,  7/12/2026
f
194,764
Energy Transfer, LP
210,000 6.500%,  11/15/2026
b,h
213,675
Entergy Corporation
111,000 0.900%,  9/15/2025 107,507
97,000 1.900%,  6/15/2028 95,044
Evergy, Inc.
106,000 2.450%,  9/15/2024 108,712
Exelon Corporation
98,000 4.050%,  4/15/2030 108,884
FirstEnergy Corporation
163,000 3.350%,  7/15/2022 163,505
Georgia Power Company
72,000 2.100%,  7/30/2023 73,266
Jersey Central Power & Light
Company
49,000 2.750%,  3/1/2032
f
49,657
NextEra Energy Capital Holdings,
Inc.
125,000 3.800%,  3/15/2082
b
127,167
98,000 2.250%,  6/1/2030 97,411
NextEra Energy Operating
Partners, LP
420,000 3.875%,  10/15/2026
f
444,780
NextEra Energy Partners, LP,
Convertible
529,000 Zero Coupon,  11/15/2025
f
602,795
NiSource, Inc.
220,000 5.650%,  6/15/2023
b,h
226,050
98,000 2.950%,  9/1/2029 101,559
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
f
111,704
440,000 3.375%,  2/15/2029
f
431,156
135,000 5.250%,  6/15/2029
f
144,637
NRG Energy, Inc., Convertible
264,000 2.750%,  6/1/2048 313,183
Pacific Gas and Electric Company
147,000 3.750%,  2/15/2024 152,422
147,000 2.100%,  8/1/2027 141,920
Principal
Amount Long-Term Fixed Income (56.6%) Value
Utilities (1.2%) - continued
$ 191,000 4.550%,  7/1/2030 $ 206,509
PG&E Corporation
268,000 5.000%,  7/1/2028 281,888
Public Service Enterprise Group,
Inc.
98,000 1.600%,  8/15/2030 90,839
Sempra Energy
240,000 4.875%,  10/15/2025
b,h
256,987
147,000 3.400%,  2/1/2028 156,484
Southern Company
351,000 4.000%,  1/15/2051
b
358,898
317,000 3.750%,  9/15/2051
b
317,000
Suburban Propane Partners, LP
380,000 5.875%,  3/1/2027 392,350
TerraForm Power Operating, LLC
395,000 5.000%,  1/31/2028
f
418,384
TransCanada Trust
468,000 5.875%,  8/15/2076
b
511,290
Vistra Operations Company, LLC
380,000 5.000%,  7/31/2027
f
394,372
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 107,987
Total 10,758,788
Total Long-Term Fixed Income
(cost $491,053,313) 496,501,225
Shares Common Stock ( 15.9% ) Value
Communications Services (1.2%)
983 Alphabet, Inc., Class A
k
2,847,790
295 Alphabet, Inc., Class C
k
853,609
29,911 AT&T, Inc. 735,811
75 Cable One, Inc. 132,259
1,016 Charter Communications, Inc.
k
662,401
18,828 Comcast Corporation 947,613
5,662 Discovery, Inc., Class A
j,k
133,283
6,482 DISH Network Corporation
k
210,276
1,543 Electronic Arts, Inc. 203,522
3,037 Live Nation Entertainment, Inc.
k
363,498
937 Match Group, Inc.
k
123,918
4,534 Meta Platforms, Inc.
k
1,525,011
14,043 QuinStreet, Inc.
k
255,442
800 RingCentral, Inc.
k
149,880
16,608 Twitter, Inc.
k
717,798
14,055 Verizon Communications, Inc. 730,298
1,293 ViacomCBS, Inc. 39,023
95 Walt Disney Company
k
14,715
4,674 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,k
88,806
Total 10,734,953
Consumer Discretionary (1.7%)
712 Amazon.com, Inc.
k
2,374,050
5,662 Aptiv plc
k
933,947
148 AutoZone, Inc.
k
310,266
1,568 Bloomin' Brands, Inc.
k
32,897
247 Booking Holdings, Inc.
k
592,610
2,743 Caesars Entertainment, Inc.
k
256,553
803 Carvana Company
k
186,127
4,704 Cedar Fair, LP
k
235,482
131 Chewy, Inc.
k
7,725
467 Chipotle Mexican Grill, Inc.
k
816,433

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.9%) Value
Consumer Discretionary (1.7%) - continued
2,568 Cimpress plc
k
$ 183,894
8,702 Clarus Corporation 241,219
9,100 Cooper-Standard Holdings, Inc.
k
203,931
2,277 D.R. Horton, Inc. 246,941
930 Darden Restaurants, Inc. 140,095
547 Emerald Holding, Inc.
k
2,172
14,640 Everi Holdings, Inc.
k
312,564
1,884 Expedia Group, Inc.
k
340,477
15,421 Ford Motor Company 320,294
214 Garmin, Ltd. 29,140
6,360 Harley-Davidson, Inc. 239,708
1,375 Home Depot, Inc. 570,639
6,328 Leggett & Platt, Inc. 260,461
8,228 Libbey, Inc.
c,k
82,280
3,196 Lowe's Companies, Inc. 826,102
1,250 Lululemon Athletica, Inc.
k
489,313
996 McDonald's Corporation 266,998
4,522 Miller Industries, Inc. 151,035
636 Mohawk Industries, Inc.
k
115,866
526 NIKE, Inc. 87,668
116 NVR, Inc.
k
685,429
3,754 Penn National Gaming, Inc.
k
194,645
394 RH
k
211,160
2,335 Ross Stores, Inc. 266,844
2,652 Sleep Number Corporation
k
203,143
3,426 Sony Group Corporation ADR 433,046
6,085 Stoneridge, Inc.
k
120,118
873 Target Corporation 202,047
1,255 Tesla, Inc.
k
1,326,259
12,312 ThredUp, Inc.
k
157,101
9,897 Under Armour, Inc., Class C
k
178,542
288 Vail Resorts, Inc. 94,435
4,367 Zumiez, Inc.
k
209,572
Total 15,139,228
Consumer Staples (0.7%)
3,033 BJ's Wholesale Club Holdings,
Inc.
k
203,120
4,303 Bunge, Ltd. 401,728
1,657 Colgate-Palmolive Company 141,408
838 Costco Wholesale Corporation 475,733
7,755 Hain Celestial Group, Inc.
k
330,440
1,496 John B. Sanfilippo & Son, Inc. 134,879
954 Kimberly-Clark Corporation 136,346
8,392 Lamb Weston Holdings, Inc. 531,885
2,320 Monster Beverage Corporation
k
222,813
83 PepsiCo, Inc. 14,418
9,438 Philip Morris International, Inc. 896,610
18,236 Primo Water Corporation 321,501
1,561 Procter & Gamble Company 255,348
2,853 Sysco Corporation 224,103
5,747 Turning Point Brands, Inc. 217,122
7,678 Walmart, Inc. 1,110,930
Total 5,618,384
Energy (0.5%)
9,414 APA Corporation 253,142
7,979 BP plc ADR 212,481
4,304 Cheniere Energy, Inc. 436,512
640 Chevron Corporation 75,104
4,780 ConocoPhillips 345,020
20,643 Devon Energy Corporation 909,324
13 Diamondback Energy, Inc. 1,402
13,041 Enterprise Products Partners, LP 286,380
Shares Common Stock (15.9%) Value
Energy (0.5%) - continued
1,725 EOG Resources, Inc. $ 153,232
2,952 EQT Corporation
k
64,383
638 Exxon Mobil Corporation 39,039
5,003 Halliburton Company 114,419
10,074 Helmerich & Payne, Inc. 238,754
1,790 Kinder Morgan, Inc. 28,389
4,739 Marathon Oil Corporation 77,814
2,806 Marathon Petroleum Corporation 179,556
650 MPLX, LP 19,234
4,722 Pioneer Natural Resources
Company 858,837
620 TC Energy Corporation 28,855
2,845 Valero Energy Corporation 213,688
102 Vantage Drilling International
k
587
800 Williams Companies, Inc. 20,832
Total 4,556,984
Financials (2.4%)
5,793 Air Lease Corporation 256,224
8,968 Ally Financial, Inc. 426,966
2,151 American Express Company 351,904
10,329 Arch Capital Group, Ltd.
k
459,124
8,168 Ares Capital Corporation 173,080
11,384 Assured Guaranty, Ltd. 571,477
25,313 Bank of America Corporation 1,126,175
94 Bank of Marin Bancorp 3,500
4,932 Bank of N.T. Butterfield & Son, Ltd. 187,959
1,095 Berkshire Hathaway, Inc.
k
327,405
5,400 BlackRock TCP Capital
Corporation 72,954
501 BlackRock, Inc. 458,696
6,058 Blackstone Mortgage Trust, Inc. 185,496
11,430 Bridgewater Bancshares, Inc.
k
202,197
9,284 Byline Bancorp, Inc. 253,917
1,778 Capital One Financial Corporation 257,970
340 Cboe Global Markets, Inc. 44,336
287 Central Pacific Financial
Corporation 8,085
11,838 Charles Schwab Corporation 995,576
2,311 Chubb, Ltd. 446,739
6,521 Citigroup, Inc. 393,803
2,192 Citizens Financial Group, Inc. 103,572
1,936 Coinbase Global, Inc.
k
488,588
10,389 Columbia Banking System, Inc. 339,928
3,265 Comerica, Inc. 284,055
574 Community Trust Bancorp, Inc. 25,032
504 Customers Bancorp, Inc.
k
32,946
32 Dime Community Bancshares, Inc. 1,125
1,582 Discover Financial Services 182,816
1,020 Ellington Residential Mortgage
REIT 10,598
5,070 Enterprise Financial Services
Corporation 238,746
15,853 Equitable Holdings, Inc. 519,820
50 Essent Group, Ltd. 2,277
166 Financial Institutions, Inc. 5,279
130 First Mid-Illinois Bancshares, Inc. 5,563
1,353 First Republic Bank 279,408
132 Flushing Financial Corporation 3,208
3,813 FS KKR Capital Corporation 79,844
468 Fulton Financial Corporation 7,956
2,812 Glacier Bancorp, Inc. 159,440
3,944 Golub Capital BDC, Inc. 60,895
656 Great Southern Bancorp, Inc. 38,868
61 Hancock Whitney Corporation 3,051

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.9%) Value
Financials (2.4%) - continued
1,216 Hanmi Financial Corporation $ 28,795
440 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 23,373
8,712 Heartland Financial USA, Inc. 440,914
204 HomeStreet, Inc. 10,608
475 Hometrust Bancshares, Inc. 14,716
7,622 Hope Bancorp, Inc. 112,120
1,710 Houlihan Lokey, Inc. 177,019
251 Independent Bank Corporation 5,991
4,786 J.P. Morgan Chase & Company 757,863
1,916 Kinsale Capital Group, Inc. 455,797
12,565 KKR & Company, Inc. 936,093
1,771 M&T Bank Corporation 271,990
1,496 Marsh & McLennan Companies,
Inc. 260,035
1,329 MetLife, Inc. 83,049
1,408 MidWestOne Financial Group, Inc. 45,577
1,168 Moody's Corporation 456,197
5,410 Morgan Stanley 531,046
240 OceanFirst Financial Corporation 5,328
92 Peapack-Gladstone Financial
Corporation 3,257
388 Popular, Inc. 31,832
1,844 Primerica, Inc. 282,630
10,425 Radian Group, Inc. 220,280
4,953 Raymond James Financial, Inc. 497,281
2,280 S&P Global, Inc. 1,076,000
6,611 Seacoast Banking Corporation of
Florida 233,963
1,188 Selective Insurance Group, Inc. 97,345
2,252 Sixth Street Specialty Lending, Inc. 52,674
4,986 Starwood Property Trust, Inc. 121,160
3,785 State Street Corporation 352,005
4,882 Synovus Financial Corporation 233,701
2,358 Texas Capital Bancshares, Inc.
k
142,070
3,598 Triumph Bancorp, Inc.
k
428,450
5,594 Truist Financial Corporation 327,529
283 TrustCo Bank Corporation NY 9,427
19,487 Wells Fargo & Company 934,986
5,736 Western Alliance Bancorp 617,480
9,068 Zions Bancorporation NA 572,735
620 Zurich Insurance Group AG 271,609
Total 21,199,523
Health Care (2.0%)
613 Abbott Laboratories 86,274
2,605 AbbVie, Inc. 352,717
1,585 Agilent Technologies, Inc. 253,045
412 Align Technology, Inc.
k
270,758
2,295 Amgen, Inc. 516,306
3,385 Anthem, Inc. 1,569,083
1,977 Baxter International, Inc. 169,706
870 Becton, Dickinson and Company 218,788
1,017 Biogen, Inc.
k
243,999
2,027 Biohaven Pharmaceutical Holding
Company, Ltd.
k
279,341
545 Bio-Techne Corporation 281,950
1,426 Boston Scientific Corporation
k
60,576
168 Bristol-Myers Squibb Company 10,475
3,043 Centene Corporation
k
250,743
1,467 Cigna Holding Company 336,867
2,268 CVS Health Corporation 233,967
6,168 Danaher Corporation 2,029,334
448 DexCom, Inc.
k
240,554
4,892 Edwards Lifesciences Corporation
k
633,759
Shares Common Stock (15.9%) Value
Health Care (2.0%) - continued
5,054 Gilead Sciences, Inc. $ 366,971
3,762 GlaxoSmithKline plc ADR 165,904
6,196 Halozyme Therapeutics, Inc.
k
249,141
1,413 HCA Healthcare, Inc. 363,028
169 Henry Schein, Inc.
k
13,103
519 Illumina, Inc.
k
197,448
1,210 Insulet Corporation
k
321,945
1,328 Intuitive Surgical, Inc.
k
477,150
9,128 Ionis Pharmaceuticals, Inc.
k
277,765
768 IQVIA Holding, Inc.
k
216,684
5,564 Johnson & Johnson 951,833
12,959 Lantheus Holdings, Inc.
k
374,386
6,549 Medtronic plc 677,494
9,173 Merck & Company, Inc. 703,019
2,394 Novo Nordisk AS ADR 268,128
6,186 NuVasive, Inc.
k
324,641
4,223 Progyny, Inc.
k
212,628
89 Regeneron Pharmaceuticals, Inc.
k
56,205
1,682 Stryker Corporation 449,800
6,956 Syneos Health, Inc.
k
714,242
1,425 Teladoc Health, Inc.
k
130,843
651 Thermo Fisher Scientific, Inc. 434,373
884 UnitedHealth Group, Inc. 443,892
21,556 Viemed Healthcare, Inc.
k
112,522
1,724 Zimmer Biomet Holdings, Inc. 219,017
3,086 Zoetis, Inc. 753,077
Total 17,513,481
Industrials (2.0%)
3,334 Advanced Drainage Systems, Inc. 453,857
5,811 Aerojet Rocketdyne Holdings, Inc. 271,722
2,257 AMETEK, Inc. 331,869
2,436 ASGN, Inc.
k
300,602
12,451 Badger Infrastructure Solutions,
Ltd. 312,911
856 Canadian Pacific Railway, Ltd. 61,581
1,426 Carlisle Companies, Inc. 353,819
132 Caterpillar, Inc. 27,290
3,308 Chart Industries, Inc.
k
527,593
5,573 Crane Company 566,941
6,981 CSX Corporation 262,486
2,303 Curtiss-Wright Corporation 319,357
212 Deere & Company 72,693
7,700 Delta Air Lines, Inc.
k
300,916
15,083 Dun & Bradstreet Holdings, Inc.
k
309,051
1,866 Emerson Electric Company 173,482
6,097 Fluor Corporation
k
151,023
3,399 Fortive Corporation 259,310
2,906 Forward Air Corporation 351,888
2,562 General Dynamics Corporation 534,100
73 Gorman-Rupp Company 3,252
2,764 Greenbrier Companies, Inc. 126,840
2,060 Helios Technologies, Inc. 216,650
2,267 Honeywell International, Inc. 472,692
9,380 Howmet Aerospace, Inc. 298,565
986 IDEX Corporation 233,012
606 Illinois Tool Works, Inc. 149,561
2,591 JetBlue Airways Corporation
k
36,896
4,487 Johnson Controls International plc 364,838
2,094 Kaman Corporation 90,356
1,414 L3Harris Technologies, Inc. 301,521
2,058 Lincoln Electric Holdings, Inc. 287,029
562 Linde plc 194,694
676 Lockheed Martin Corporation 240,257
3,426 ManpowerGroup, Inc. 333,453

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.9%) Value
Industrials (2.0%) - continued
9,637 Meritor, Inc.
k
$ 238,805
1,366 Middleby Corporation
k
268,774
5,780 NAPCO Security Technologies,
Inc.
k
288,884
1,203 Norfolk Southern Corporation 358,145
5,023 Nutrien, Ltd. 377,730
1,478 Old Dominion Freight Line, Inc. 529,686
1,122 Parker-Hannifin Corporation 356,931
1,638 Patrick Industries, Inc. 132,170
3,716 Quanta Services, Inc. 426,077
2,873 Raytheon Technologies
Corporation 247,250
2,535 Regal Rexnord Corporation 431,406
7,699 Southwest Airlines Company
k
329,825
7,020 Sun Country Airlines Holdings,
Inc.
k
191,295
312 Teledyne Technologies, Inc.
k
136,310
506 Tennant Company 41,006
4,430 Timken Company 306,955
11,300 Uber Technologies, Inc.
k
473,809
2,311 Union Pacific Corporation 582,210
2,794 United Parcel Service, Inc. 598,866
2,565 United Rentals, Inc.
k
852,324
11,377 US Ecology, Inc.
k
363,381
1,883 WESCO International, Inc.
k
247,784
Total 17,071,730
Information Technology (3.9%)
871 Accenture plc 361,073
1,421 Adobe, Inc.
k
805,792
1,597 Advanced Energy Industries, Inc. 145,423
1,305 Advanced Micro Devices, Inc.
k
187,789
4,778 Agilysys, Inc.
k
212,430
373 Akamai Technologies, Inc.
k
43,656
3,387 Alliance Data Systems Corporation 225,473
2,561 Amphenol Corporation 223,985
1,013 ANSYS, Inc.
k
406,335
22,665 Apple, Inc. 4,024,624
2,897 AppLovin Corporation
j,k
273,071
374 Autodesk, Inc.
k
105,165
172 Automatic Data Processing, Inc. 42,412
3,256 Axcelis Technologies, Inc.
k
242,767
2,996 BigCommerce Holdings, Inc.
k
105,969
1,698 Bill.com Holdings, Inc.
k
423,057
6,929 Block, Inc.
k
1,119,103
2,974 Broadcom, Inc. 1,978,929
159 Broadridge Financial Solutions,
Inc. 29,068
153 CACI International, Inc.
k
41,189
651 Cadence Design Systems, Inc.
k
121,314
6,300 Calix, Inc.
k
503,811
7,926 Ciena Corporation
k
610,064
14,513 Cisco Systems, Inc. 919,689
3,342 Computer Services, Inc. 177,794
1,926 Dolby Laboratories, Inc. 183,394
10,025 Dropbox, Inc.
k
246,013
392 Euronet Worldwide, Inc.
k
46,715
1,247 Fidelity National Information
Services, Inc. 136,110
519 FLEETCOR Technologies, Inc.
k
116,173
16,001 Gilat Satellite Networks, Ltd. 113,127
3,022 II-VI, Inc.
k
206,493
1,374 Intel Corporation 70,761
653 KLA-Tencor Corporation 280,862
9,420 Knowles Corporation
k
219,957
Shares Common Stock (15.9%) Value
Information Technology (3.9%) - continued
495 Lam Research Corporation $ 355,979
735 Littelfuse, Inc. 231,290
2,633 Lumentum Holdings, Inc.
k
278,492
3,514 Mastercard, Inc. 1,262,650
7,699 Microchip Technology, Inc. 670,275
16,008 Microsoft Corporation 5,383,811
5,167 National Instruments Corporation 225,643
1,288 NICE, Ltd. ADR
k
391,037
2,604 NortonLifeLock, Inc. 67,652
4,889 NVIDIA Corporation 1,437,904
19,038 ON Semiconductor Corporation
k
1,293,061
3,525 PayPal Holdings, Inc.
k
664,744
117 Pinterest, Inc.
k
4,253
5,587 QUALCOMM, Inc. 1,021,695
24,157 Sabre Corporation
k
207,509
3,258 Salesforce.com, Inc.
k
827,956
8,003 Samsung Electronics Company,
Ltd. 525,597
1,136 ServiceNow, Inc.
k
737,389
14,987 Sonos, Inc.
k
446,613
3,519 SunPower Corporation
k
73,442
348 TE Connectivity, Ltd. 56,146
16,574 Telefonaktiebolaget LM Ericsson
ADR 180,159
968 Teradyne, Inc. 158,297
4,778 Texas Instruments, Inc. 900,510
3,576 Trimble, Inc.
k
311,791
2,563 TTEC Holdings, Inc. 232,080
32,041 TTM Technologies, Inc.
k
477,411
638 VMware, Inc. 73,931
2,235 Western Digital Corporation
k
145,744
2,297 Workiva, Inc.
k
299,736
1,990 Ziff Davis, Inc.
k
220,611
921 Zoom Video Communications, Inc.
k
169,381
Total 34,282,376
Materials (0.5%)
5,900 Ashland Global Holdings, Inc. 635,194
7,005 Axalta Coating Systems, Ltd.
k
232,005
3,589 Ball Corporation 345,513
7,102 Carpenter Technology Corporation 207,307
5,805 CF Industries Holdings, Inc. 410,878
1,077 Crown Holdings, Inc. 119,138
1,782 Eastman Chemical Company 215,462
4,521 Ingevity Corporation
k
324,156
27,487 Ivanhoe Mines, Ltd.
k
224,251
1,716 LyondellBasell Industries NV 158,267
2,430 Nucor Corporation 277,384
1,011 Sherwin-Williams Company 356,034
5,923 Steel Dynamics, Inc. 367,641
3,862 UFP Technologies, Inc.
k
271,344
1,876 United States Lime & Minerals, Inc. 242,041
Total 4,386,615
Real Estate (0.6%)
2,898 Agree Realty Corporation 206,801
1,724 Alexandria Real Estate Equities,
Inc. 384,383
9,202 American Campus Communities,
Inc. 527,183
745 AvalonBay Communities, Inc. 188,180
2,514 Camden Property Trust 449,201
1,929 CBRE Group, Inc.
k
209,316
1,469 Colliers International Group, Inc. 218,367

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.9%) Value
Real Estate (0.6%) - continued
134 CubeSmart $ 7,626
1,753 Digital Realty Trust, Inc. 310,053
5,703 Duke Realty Corporation 374,345
4,138 Essential Properties Realty Trust,
Inc. 119,298
2,242 Healthcare Realty Trust, Inc. 70,937
12,703 Host Hotels & Resorts, Inc.
k
220,905
9,559 Independence Realty Trust, Inc. 246,909
3,425 iStar, Inc. 88,468
13,391 LXP Industrial Trust 209,167
1,850 MGIC Investment Corporation 26,677
9,203 National Storage Affiliates Trust 636,848
1,013 Public Storage, Inc. 379,429
2,725 Rayonier, Inc. REIT 109,981
Total 4,984,074
Utilities (0.4%)
5,960 Alliant Energy Corporation 366,361
698 American Electric Power
Company, Inc. 62,101
12,177 CenterPoint Energy, Inc. 339,860
2,858 Duke Energy Corporation 299,804
6,014 Entergy Corporation 677,477
838 Essential Utilities, Inc. 44,992
6,702 Exelon Corporation 387,107
1,141 NextEra Energy Partners, LP 96,300
2,066 NextEra Energy, Inc. 192,882
6,640 NiSource, Inc. 183,330
1,499 NorthWestern Corporation 85,683
2,720 NRG Energy, Inc. 117,178
3,104 Portland General Electric
Company 164,264
4,114 Sempra Energy 544,200
1,212 Southern Company 83,119
2,066 Spire, Inc. 134,745
Total 3,779,403
Total Common Stock
(cost $88,951,967) 139,266,751
Shares
Registered Investment
Companies ( 13.8% ) Value
Unaffiliated  (2.5%)
50,518 Aberdeen Asia-Pacific Income
Fund, Inc. 192,979
24,575 AllianceBernstein Global High
Income Fund, Inc. 298,095
36,171 Allspring Income Opportunities
Fund 331,326
13,793 BlackRock Core Bond Trust 227,722
15,310 BlackRock Corporate High Yield
Fund, Inc. 188,925
20,377 BlackRock Credit Allocation
Income Trust 306,674
16,888 BlackRock Enhanced Global
Dividend Trust 205,696
15,767 BlackRock Multi-Sector Income
Trust 286,013
3,550 Blackstone Strategic Credit Fund
j
47,890
3,600 Brookfield Real Assets Income
Fund, Inc. 75,996
23,016 Eaton Vance Limited Duration
Income Fund 301,510
Shares
Registered Investment
Companies (13.8%) Value
Unaffiliated  (2.5%)- continued
5,639 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund $ 60,168
6,141 First Trust High Income Long/Short
Fund 95,738
16,187 Invesco Dynamic Credit
Opportunities Fund
c
191,144
15,928 Invesco Senior Loan ETF 352,009
45,650 Nuveen Credit Strategies Income
Fund 296,269
3,100 Nuveen Preferred Income
Opportunities Fund 30,256
3,200 Nuveen Quality Preferred Income
Fund II 31,104
20,153 PGIM Global High Yield Fund, Inc. 304,109
19,150 PGIM High Yield Bond Fund, Inc. 307,358
4,434 Pimco Dynamic Income Fund 114,885
247,500 SPDR Blackstone Senior Loan ETF
j
11,293,425
24,655 SPDR Bloomberg High Yield Bond
ETF
j
2,676,793
52,349 SPDR Bloomberg Short Term High
Yield Bond ETF 1,421,275
1,248 SPDR S&P Biotech ETF 139,726
3,061 Tri-Continental Corporation 101,594
16,000 Vanguard Short-Term Corporate
Bond ETF
j
1,300,160
12,294 Virtus Dividend, Interest &
Premium Strategy Fund 197,442
26,999 Voya Global Equity Dividend &
Premium Opportunity Fund 167,664
34,552 Western Asset High Income
Opportunity Fund, Inc. 179,670
Total 21,723,615
Affiliated  (11.3%)
7,607,511 Thrivent Core Emerging Markets
Debt Fund 73,032,103
2,439,694 Thrivent Core International Equity
Fund 26,592,661
Total 99,624,764
Total Registered Investment
Companies (cost $118,221,577) 121,348,379
Shares Preferred Stock ( 1.6% ) Value
Communications Services (0.1%)
25,875 AT&T, Inc., 4.750%
h
679,477
11,250 Telephone and Data Systems, Inc.,
6.000%
h
299,250
3,766 ViacomCBS, Inc., Convertible,
5.750% 189,129
Total 1,167,856
Consumer Staples (<0.1%)
4,150 CHS, Inc., 6.750%
b,h
115,121
Total 115,121
Energy (0.1%)
28,205 Crestwood Equity Partners, LP,
9.250%
h
277,537
5,300 Energy Transfer, LP, 7.600%
b,h
134,355

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.6%) Value
Energy (0.1%) - continued
5,109 NuStar Logistics, LP, 6.860%
b
$ 128,849
Total 540,741
Financials (0.8%)
7,525 Aegon Funding Corporation II,
5.100% 201,595
15,500 Allstate Corporation, 5.100%
h
420,360
11,000 Bank of America Corporation,
4.250%
h,k
279,070
5,800 Bank of America Corporation,
5.375%
h
155,556
218 Bank of America Corporation,
Convertible, 7.250%
h
315,097
14,875 Capital One Financial Corporation,
5.000%
h
397,906
8,650 Cobank ACB, 6.250%
b,h
873,650
16,200 Equitable Holdings, Inc., 5.250%
h
429,300
425 First Horizon Bank, 3.750%
b,f,h
371,538
9,000 First Republic Bank, 4.500%
h,k
234,000
17,000 J.P. Morgan Chase & Company,
4.200%
h
433,840
9,925 J.P. Morgan Chase & Company,
4.750%
h
261,425
9,600 J.P. Morgan Chase & Company,
5.750%
h
258,048
16,800 Morgan Stanley, 5.850%
b,h
488,712
11,100 Morgan Stanley, 7.125%
b,h
306,915
2,675 Synovus Financial Corporation,
5.875%
b,h
72,225
14,400 Truist Financial Corporation,
4.750%
h
382,896
15,500 Wells Fargo & Company, 4.250%
h,j
386,260
365 Wells Fargo & Company,
Convertible, 7.50%
h
544,044
Total 6,812,437
Health Care (0.1%)
5,348 Becton, Dickinson and Company,
Convertible, 6.000%
j
282,107
4,241 Boston Scientific Corporation,
Convertible, 5.500% 486,273
156 Danaher Corporation, Convertible,
5.000%
j
271,155
Total 1,039,535
Industrials (0.1%)
342 Fluor Corporation, Convertible,
6.500%
f,h
450,893
2,682 Stanley Black & Decker, Inc.,
Convertible, 5.250%
j
292,847
Total 743,740
Real Estate (0.1%)
17,650 Public Storage, 4.125%
h
446,016
3,775 Public Storage, 4.625%
h
101,095
958 Public Storage, 4.700%
h
25,310
Total 572,421
Utilities (0.3%)
3,602 AES Corporation, Convertible,
6.875% 345,792
Shares Preferred Stock (1.6%) Value
Utilities (0.3%) - continued
3,056 American Electric Power
Company, Inc., Convertible,
6.125% $ 153,167
1,986 American Electric Power
Company, Inc., Convertible,
6.125% 104,463
17,250 CMS Energy Corporation, 4.200%
h
431,250
3,130 Essential Utilities, Inc., Convertible,
6.000% 204,045
7,503 NextEra Energy, Inc., Convertible,
4.872% 510,879
2,078 NextEra Energy, Inc., Convertible,
5.279% 119,568
697 NiSource, Inc., Convertible,
7.750% 78,057
19,200 Southern Company, 4.950% 520,512
8,472 Southern Company, Convertible,
6.750% 455,370
Total 2,923,103
Total Preferred Stock
(cost $13,256,734) 13,914,954
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
8,652,259 Thrivent Cash Management Trust 8,652,259
Total Collateral Held for
Securities Loaned
(cost $8,652,259) 8,652,259
Shares or
Principal
Amount Short-Term Investments ( 24.4% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.042%, 1/19/2022
l,m
299,999
100,000 0.050%, 2/2/2022
l,m
99,998
400,000 0.035%, 2/9/2022
l,m
399,992
1,500,000 0.030%, 2/15/2022
l,m
1,499,964
Thrivent Core Short-Term Reserve
Fund
21,037,743 0.200% 210,377,435
U.S. Treasury Bills
2,000,000 0.037%, 1/20/2022
l
1,999,988
Total Short-Term Investments
(cost $214,665,055) 214,677,376
Total Investments (cost
$1,012,871,001) 122.2% $1,072,447,164
Other Assets and Liabilities, Net
(22.2%) (195,164,562)
Total Net Assets 100.0% $877,282,602

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $149,607,872 or
17.1% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2021.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is on loan.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of December 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 3,174,407
Common Stock 5,281,813
Total lending $8,456,220
Gross amount payable upon return of
collateral for securities loaned $8,652,259
Net amounts due to counterparty $196,039
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 65,911,625
Gross unrealized depreciation (8,237,405)
Net unrealized appreciation (depreciation) $ 57,674,220
Cost for federal income tax purposes $ 1,015,579,232

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,750,715 – 4,803,352 947,363
Capital Goods 14,142,626 – 12,762,186 1,380,440
Communications Services 11,850,324 – 11,222,244 628,080
Consumer Cyclical 12,629,236 – 12,068,056 561,180
Consumer Non-Cyclical 11,413,487 – 10,333,163 1,080,324
Energy 1,791,651 – 1,791,651 –
Financials 3,624,346 – 2,992,771 631,575
Technology 8,753,676 – 8,753,676 –
Transportation 4,719,701 – 4,719,701 –
Utilities 3,410,458 – 3,410,458 –
Long-Term Fixed Income
Asset-Backed Securities 28,535,107 – 28,535,107 –
Basic Materials 9,449,461 – 9,449,461 –
Capital Goods 16,100,142 – 16,100,142 –
Collateralized Mortgage Obligations 38,295,672 – 38,020,672 275,000
Commercial Mortgage-Backed Securities 1,880,831 – 1,880,831 –
Communications Services 21,027,281 – 21,027,281 –
Consumer Cyclical 30,577,972 – 30,577,972 –
Consumer Non-Cyclical 25,441,073 – 25,441,073 –
Energy 24,157,868 – 24,157,868 –
Financials 62,134,907 – 62,134,907 –
Foreign Government 135,015 – 135,015 –
Mortgage-Backed Securities 186,071,976 – 186,071,976 –
Technology 14,898,305 – 14,898,305 –
Transportation 6,885,664 – 6,885,664 –
U.S. Government & Agencies 20,151,163 – 20,151,163 –
Utilities 10,758,788 – 10,758,788 –
Common Stock
Communications Services 10,734,953 10,646,147 – 88,806
Consumer Discretionary 15,139,228 15,056,948 – 82,280
Consumer Staples 5,618,384 5,618,384 – –
Energy 4,556,984 4,556,984 – –
Financials 21,199,523 20,927,914 271,609 –
Health Care 17,513,481 17,513,481 – –
Industrials 17,071,730 16,758,819 312,911 –
Information Technology 34,282,376 33,756,779 525,597 –
Materials 4,386,615 4,162,364 224,251 –
Real Estate 4,984,074 4,984,074 – –
Utilities 3,779,403 3,779,403 – –
Registered Investment Companies
Unaffiliated 21,723,615 21,532,471 – 191,144
Preferred Stock
Communications Services 1,167,856 1,167,856 – –
Consumer Staples 115,121 115,121 – –
Energy 540,741 540,741 – –
Financials 6,812,437 5,567,249 1,245,188 –
Health Care 1,039,535 1,039,535 – –
Industrials 743,740 292,847 450,893 –
Real Estate 572,421 572,421 – –
Utilities 2,923,103 2,923,103 – –
Short-Term Investments 4,299,941 – 4,299,941 –
Subtotal Investments in Securities $753,792,706 $171,512,641 $576,413,873 $5,866,192
Other Investments  * Total
Affiliated Registered Investment Companies 99,624,764
Affiliated Short-Term Investments 210,377,435
Collateral Held for Securities Loaned 8,652,259
Subtotal Other Investments $318,654,458
Total Investments at Value $1,072,447,164

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 942,888 942,888 – –
Total Asset Derivatives $942,888 $942,888 $– $–
Liability Derivatives
Futures Contracts 136,600 136,600 – –
Total Liability Derivatives $136,600 $136,600 $– $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$1,622,970 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 123 March 2022 $ 26,851,793 ( $ 16,652)
CBOT U.S. Long Bond 33 March 2022 5,288,100 6,337
CME E-mini S&P 500 Index 92 March 2022 21,307,020 582,081
CME E-mini S&P Mid-Cap 400 Index 7 March 2022 1,940,027 46,363
CME Ultra Long Term U.S. Treasury Bond 67 March 2022 12,997,331 210,044
ICE mini MSCI EAFE Index 36 March 2022 4,103,412 75,828
Ultra 10-Yr. U.S. Treasury Note 24 March 2022 3,492,265 22,235
Total Futures Long Contracts $ 75,979,948 $ 926,236
CBOT 10-Yr. U.S. Treasury Note (41) March 2022 ( $ 5,296,576) ( $ 52,643)
CBOT 5-Yr. U.S. Treasury Note (272) March 2022 (32,904,776) (849)
CME E-mini Russell 2000 Index (189) March 2022 (21,128,003) (66,456)
Total Futures Short Contracts ( $ 59,329,355) ($119,948)
Total Futures Contracts $ 16,650,593 $806,288

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Diversified Income
Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 704,272
Total Equity Contracts 704,272
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 238,616
Total Interest Rate Contracts 238,616
Total Asset Derivatives $942,888
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 70,144
Total Interest Rate Contracts 70,144
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 66,456
Total Equity Contracts 66,456
Total Liability Derivatives $136,600
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (2,024,184)
Total Equity Contracts
(2,024,184)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (269,791)
Total Foreign Exchange Contracts (269,791)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,621,438
Total Interest Rate Contracts
1,621,438
Total ($672,537)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,583,881
Total Equity Contracts 1,583,881
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 129,816
Total Interest Rate Contracts 129,816
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (55,123)
Total Foreign Exchange Contracts (55,123)
Total $1,658,574

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Diversified Income Plus Portfolio's average volume of derivative activity during the period ended December 31,
2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $11,860,647
Futures - Short (22,194,213)
Interest Rate Contracts
Futures - Long 41,327,975
Futures - Short (24,236,882)
Foreign Exchange Contracts
Futures - Long 1,885,068
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $41,977 $35,120 $– $73,032 7,608 8.3%
Core International Equity 51,404 1,226 29,400 26,593 2,440 3.0
Total Affiliated Registered Investment
Companies 93,381 99,625 11.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 109,523 532,870 432,015 210,377 21,038 23.9
Total Affiliated Short-Term Investments 109,523 210,377 23.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,933 101,359 97,640 8,652 8,652 1.0
Total Collateral Held for Securities Loaned 4,933 8,652 1.0
Total Value $207,837 $318,654
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(4,065) $ – $3,020
Core International Equity 2,328 1,035 – 1,226
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 0 (1) – 273
Total Income/Non Income Cash from Affiliated
Investments $4,519
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 3 47
Total Affiliated Income from Securities Loaned, Net $47
Total Value $2,328 $(3,031) $ 3

ESG Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 81.1% ) Value
Communications Services (8.3%)
371 Alphabet, Inc., Class A
a
$ 1,074,802
355 Alphabet, Inc., Class C
a
1,027,224
7 Cable One, Inc. 12,344
200 Discovery, Inc., Class A
a,b
4,708
379 Discovery, Inc., Class C
a
8,679
351 Electronic Arts, Inc. 46,297
54 John Wiley and Sons, Inc. 3,092
201 Liberty Global plc, Class A
a
5,576
435 Liberty Global plc, Class C
a
12,219
1,152 Lumen Technologies, Inc. 14,458
206 New York Times Company 9,950
267 Omnicom Group, Inc. 19,563
95 RingCentral, Inc.
a
17,798
30 Scholastic Corporation 1,199
5,107 Verizon Communications, Inc. 265,360
2,240 Walt Disney Company
a
346,954
Total 2,870,223
Consumer Discretionary (10.2%)
334 Aptiv plc
a
55,093
284 Aramark 10,465
103 Autoliv , Inc. 10,651
57 AutoNation, Inc.
a
6,660
278 Best Buy Company, Inc. 28,245
51 Booking Holdings, Inc.
a
122,361
294 BorgWarner, Inc. 13,251
39 Buckle, Inc. 1,650
148 Callaway Golf Company
a
4,061
186 Capri Holdings, Ltd.
a
12,073
202 CarMax, Inc.
a
26,306
43 Choice Hotels International, Inc. 6,708
45 Columbia Sportswear Company 4,385
161 Darden Restaurants, Inc. 24,253
34 Deckers Outdoor Corporation
a
12,455
45 Domino's Pizza, Inc. 25,395
27 Ethan Allen Interiors, Inc. 710
115 Foot Locker, Inc. 5,017
80 GameStop Corporation
a
11,871
275 Gap, Inc. 4,854
189 Garmin, Ltd. 25,736
431 Hanesbrands, Inc. 7,206
186 Harley-Davidson, Inc. 7,010
161 Hasbro, Inc. 16,387
344 Hilton Worldwide Holdings, Inc.
a
53,661
1,301 Home Depot, Inc. 539,928
28 Jack in the Box, Inc. 2,449
196 Kohl's Corporation 9,680
54 La-Z-Boy, Inc. 1,961
344 LKQ Corporation 20,650
854 Lowe's Companies, Inc. 220,742
342 Marriott International, Inc.
a
56,512
430 Mattel, Inc.
a
9,271
921 McDonald's Corporation 246,892
48 Meritage Homes Corporation
a
5,859
73 Mohawk Industries, Inc.
a
13,299
472 Newell Brands, Inc. 10,309
1,576 NIKE, Inc. 262,672
133 Nordstrom, Inc.
a
3,008
66 Office Depot, Inc.
a
2,593
49 Pool Corporation 27,734
88 PVH Corporation 9,385
282 Royal Caribbean Cruises, Ltd.
a
21,686
65 Signet Jewelers, Ltd. 5,657
1,452 Starbucks Corporation 169,840
602 Target Corporation 139,327
Shares Common Stock (81.1%) Value
Consumer Discretionary (10.2%) - continued
1,038 Tesla, Inc.
a
$ 1,096,938
141 Tractor Supply Company 33,643
64 Ulta Beauty, Inc.
a
26,390
233 Under Armour , Inc., Class A
a
4,937
248 Under Armour , Inc., Class C
a
4,474
50 Vail Resorts, Inc. 16,395
410 VF Corporation 30,020
78 Whirlpool Corporation 18,304
101 Wolverine World Wide, Inc. 2,910
Total 3,509,929
Consumer Staples (5.6%)
688 Archer-Daniels-Midland Company 46,502
173 Bunge, Ltd. 16,151
243 Campbell Soup Company 10,561
303 Church & Dwight Company, Inc. 31,057
151 Clorox Company 26,328
5,060 Coca-Cola Company 299,603
988 Colgate-Palmolive Company 84,316
592 Conagra Brands, Inc. 20,217
201 Darling Ingredients, Inc.
a
13,927
287 Estee Lauder Companies, Inc. 106,247
748 General Mills, Inc. 50,400
115 Hain Celestial Group, Inc.
a
4,900
367 Hormel Foods Corporation 17,913
83 Ingredion, Inc. 8,021
135 J.M. Smucker Company 18,336
317 Kellogg Company 20,421
870 Keurig Dr. Pepper, Inc. 32,068
417 Kimberly-Clark Corporation 59,598
831 Kraft Heinz Company 29,833
875 Kroger Company 39,603
180 Lamb Weston Holdings, Inc. 11,408
306 McCormick & Company, Inc. 29,563
1,724 Mondelez International, Inc. 114,318
1,703 PepsiCo, Inc. 295,828
2,994 Procter & Gamble Company 489,759
630 Sysco Corporation 49,487
70 United Natural Foods, Inc.
a
3,436
Total 1,929,801
Energy (0.8%)
1,022 Baker Hughes Company 24,589
297 Cheniere Energy, Inc. 30,122
57 Core Laboratories NV 1,272
787 Marathon Petroleum Corporation 50,360
476 NOV, Inc. 6,450
549 ONEOK, Inc. 32,259
541 Phillips 66 39,201
533 TechnipFMC plc
a
3,155
505 Valero Energy Corporation 37,930
1,498 Williams Companies, Inc. 39,008
Total 264,346
Financials (7.3%)
132 Air Lease Corporation 5,838
365 Allstate Corporation 42,942
445 Ally Financial, Inc. 21,187
833 American Express Company 136,279
140 Ameriprise Financial, Inc. 42,232
254 Arthur J. Gallagher & Company 43,096
49 Bank of Hawaii Corporation 4,104
1,011 Bank of New York Mellon
Corporation 58,719

ESG Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (81.1%) Value
Financials (7.3%) - continued
188 BlackRock, Inc. $ 172,125
94 Cathay General Bancorp 4,041
1,784 Charles Schwab Corporation 150,034
541 Chubb, Ltd. 104,581
120 CIT Group, Inc. 6,161
528 Citizens Financial Group, Inc. 24,948
443 CME Group, Inc. 101,208
165 Comerica, Inc. 14,355
369 Discover Financial Services 42,642
458 Equitable Holdings, Inc. 15,018
47 FactSet Research Systems, Inc. 22,843
217 First Republic Bank 44,813
373 Franklin Resources, Inc. 12,492
428 Hartford Financial Services Group,
Inc. 29,549
49 Heartland Financial USA, Inc. 2,480
1,821 Huntington Bancshares, Inc. 28,080
694 Intercontinental Exchange, Inc. 94,918
66 International Bancshares
Corporation 2,798
427 Invesco, Ltd. 9,830
1,179 KeyCorp 27,270
220 Lincoln National Corporation 15,017
270 Loews Corporation 15,595
159 M&T Bank Corporation 24,419
625 Marsh & McLennan Companies,
Inc. 108,638
207 Moody's Corporation 80,850
1,687 Morgan Stanley 165,596
573 New York Community Bancorp,
Inc. 6,996
245 Northern Trust Corporation 29,304
204 Old National Bancorp 3,697
529 People's United Financial, Inc. 9,427
523 PNC Financial Services Group,
Inc. 104,872
331 Principal Financial Group, Inc. 23,941
723 Progressive Corporation 74,216
476 Prudential Financial, Inc. 51,522
1,183 Regions Financial Corporation 25,789
297 S&P Global, Inc. 140,163
451 State Street Corporation 41,943
72 SVB Financial Group
a
48,833
702 Synchrony Financial 32,566
281 T. Rowe Price Group, Inc. 55,256
308 Travelers Companies, Inc. 48,180
1,646 Truist Financial Corporation 96,373
270 Umpqua Holdings Corporation 5,195
140 Voya Financial, Inc. 9,283
159 Willis Towers Watson plc 37,761
203 Zions Bancorporation NA 12,822
Total 2,532,837
Health Care (8.1%)
2,180 AbbVie, Inc. 295,172
56 ABIOMED, Inc.
a
20,114
374 Agilent Technologies, Inc. 59,709
93 Align Technology, Inc.
a
61,118
190 AmerisourceBergen Corporation 25,249
700 Amgen, Inc. 157,479
301 Anthem, Inc. 139,526
354 Becton, Dickinson and Company 89,024
184 Biogen, Inc.
a
44,145
224 BioMarin Pharmaceutical, Inc.
a
19,790
48 Bio- Techne Corporation 24,832
Shares Common Stock (81.1%) Value
Health Care (8.1%) - continued
2,740 Bristol-Myers Squibb Company $ 170,839
358 Cardinal Health, Inc. 18,434
717 Centene Corporation
a
59,081
364 Cerner Corporation 33,805
419 Cigna Holding Company 96,215
61 Cooper Companies, Inc. 25,555
85 DaVita, Inc.
a
9,670
270 Dentsply Sirona, Inc. 15,063
119 DexCom , Inc.
a
63,897
768 Edwards Lifesciences Corporation
a
99,494
1,548 Gilead Sciences, Inc. 112,400
316 HCA Healthcare, Inc. 81,187
174 Henry Schein, Inc.
a
13,490
313 Hologic , Inc.
a
23,963
158 Humana, Inc. 73,290
105 IDEXX Laboratories, Inc.
a
69,138
181 Illumina, Inc.
a
68,860
85 Insulet Corporation
a
22,616
236 IQVIA Holding, Inc.
a
66,585
76 Jazz Pharmaceuticals, Inc.
a
9,682
120 Laboratory Corporation of America
Holdings
a
37,705
95 MEDNAX, Inc.
a
2,585
3,124 Merck & Company, Inc. 239,423
29 Mettler -Toledo International, Inc.
a
49,219
106 Patterson Companies, Inc. 3,111
151 Quest Diagnostics, Inc. 26,125
180 ResMed , Inc. 46,886
132 Select Medical Holdings
Corporation 3,881
123 STERIS plc 29,940
177 Teladoc Health, Inc.
a
16,252
319 Vertex Pharmaceuticals, Inc.
a
70,052
76 Waters Corporation
a
28,318
91 West Pharmaceutical Services,
Inc. 42,680
585 Zoetis, Inc. 142,758
Total 2,808,357
Industrials (7.6%)
713 3M Company 126,650
167 A.O. Smith Corporation 14,337
104 Acco Brands Corporation 859
44 Acuity Brands, Inc. 9,316
78 AGCO Corporation 9,050
111 Allegion plc 14,701
12 AMERCO 8,715
48 Applied Industrial Technologies,
Inc. 4,930
32 ArcBest Corporation 3,835
66 ASGN, Inc.
a
8,144
62 Avis Budget Group, Inc.
a
12,857
241 Builders FirstSource , Inc.
a
20,656
162 C.H. Robinson Worldwide, Inc. 17,436
1,016 Carrier Global Corporation 55,108
676 Caterpillar, Inc. 139,756
262 Copart , Inc.
a
39,724
2,780 CSX Corporation 104,528
177 Cummins, Inc. 38,611
363 Deere & Company 124,469
197 Delta Air Lines, Inc.
a
7,699
49 Deluxe Corporation 1,573
178 Dover Corporation 32,325
492 Eaton Corporation plc 85,027
67 EMCOR Group, Inc. 8,535

ESG Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (81.1%) Value
Industrials (7.6%) - continued
209 Expeditors International of
Washington, Inc. $ 28,067
65 Exponent, Inc. 7,587
709 Fastenal Company 45,419
161 Flowserve Corporation 4,927
420 Fortive Corporation 32,042
172 Fortune Brands Home and
Security, Inc. 18,387
207 Graco , Inc. 16,688
58 Granite Construction, Inc. 2,245
38 H&E Equipment Services, Inc. 1,682
22 Heidrick & Struggles International,
Inc. 962
53 HNI Corporation 2,229
24 ICF International, Inc. 2,461
94 IDEX Corporation 22,214
466 IHS Markit , Ltd. 61,941
388 Illinois Tool Works, Inc. 95,758
69 Interface, Inc. 1,101
878 Johnson Controls International plc 71,390
38 Kelly Services, Inc. 637
194 Knight-Swift Transportation
Holdings, Inc. 11,822
41 Lennox International, Inc. 13,299
70 Lincoln Electric Holdings, Inc. 9,763
637 Linde plc 220,676
67 ManpowerGroup , Inc. 6,521
305 Masco Corporation 21,417
88 Meritor, Inc.
a
2,181
68 Middleby Corporation
a
13,380
305 Norfolk Southern Corporation 90,802
129 Owens Corning, Inc. 11,674
428 PACCAR, Inc. 37,775
159 Parker-Hannifin Corporation 50,581
205 Pentair plc 14,971
172 Quanta Services, Inc. 19,721
36 Resources Connection, Inc. 642
138 Robert Half International, Inc. 15,390
143 Rockwell Automation, Inc. 49,886
130 Roper Industries, Inc. 63,942
66 Ryder System, Inc. 5,440
67 Snap-On, Inc. 14,430
183 Southwest Airlines Company
a
7,840
131 Spirit Aerosystems Holdings, Inc. 5,645
201 Stanley Black & Decker, Inc. 37,913
92 Steelcase, Inc. 1,078
21 Tennant Company 1,702
66 Tetra Tech, Inc. 11,207
85 Timken Company 5,890
294 Trane Technologies plc 59,397
236 TransUnion 27,985
41 TrueBlue , Inc.
a
1,134
804 Union Pacific Corporation 202,552
898 United Parcel Service, Inc. 192,477
89 United Rentals, Inc.
a
29,574
55 W.W. Grainger, Inc. 28,503
223 Wabtec Corporation 20,540
222 Xylem, Inc. 26,622
Total 2,638,950
Information Technology (27.9%)
782 Accenture plc 324,178
587 Adobe, Inc.
a
332,864
1,496 Advanced Micro Devices, Inc.
a
215,274
201 Akamai Technologies, Inc.
a
23,525
Shares Common Stock (81.1%) Value
Information Technology (27.9%) - continued
663 Analog Devices, Inc. $ 116,535
108 ANSYS, Inc.
a
43,321
1,113 Applied Materials, Inc. 175,142
271 Autodesk, Inc.
a
76,202
522 Automatic Data Processing, Inc. 128,715
193 Black Knight, Inc.
a
15,998
341 Cadence Design Systems, Inc.
a
63,545
5,199 Cisco Systems, Inc. 329,461
151 Citrix Systems, Inc. 14,283
216 Cognex Corporation 16,796
648 Cognizant Technology Solutions
Corporation 57,491
248 CommScope Holding Company,
Inc.
a
2,738
998 Corning, Inc. 37,156
91 Coupa Software, Inc.
a
14,383
339 Dell Technologies, Inc.
a
19,042
73 F5, Inc.
a
17,864
35 Fair Isaac Corporation
a
15,178
617 Flex, Ltd.
a
11,310
171 Fortinet, Inc.
a
61,457
97 Guidewire Software, Inc.
a
11,012
1,596 Hewlett Packard Enterprise
Company 25,169
1,481 HP, Inc. 55,789
55 HubSpot , Inc.
a
36,253
5,002 Intel Corporation 257,603
1,105 International Business Machines
Corporation 147,694
337 Intuit, Inc. 216,765
55 Itron , Inc.
a
3,769
227 Keysight Technologies, Inc.
a
46,878
175 Lam Research Corporation 125,851
1,086 Mastercard , Inc. 390,222
674 Microchip Technology, Inc. 58,678
8,803 Microsoft Corporation 2,960,625
210 Motorola Solutions, Inc. 57,057
717 NortonLifeLock , Inc. 18,628
368 Nuance Communications, Inc.
a
20,358
3,083 NVIDIA Corporation 906,741
327 NXP Semiconductors NV 74,484
155 Okta , Inc.
a
34,746
527 ON Semiconductor Corporation
a
35,794
2,066 Oracle Corporation 180,176
63 Paycom Software, Inc.
a
26,157
1,377 PayPal Holdings, Inc.
a
259,675
45 Plantronics, Inc.
a
1,320
137 PTC, Inc.
a
16,598
1,207 Salesforce.com, Inc.
a
306,735
253 Seagate Technology Holdings plc 28,584
193 Sensata Technologies Holding plc
a
11,906
244 ServiceNow , Inc.
a
158,383
204 Skyworks Solutions, Inc. 31,649
203 Splunk , Inc.
a
23,491
188 Synopsys, Inc.
a
69,278
404 TE Connectivity, Ltd. 65,181
136 Teradata Corporation
a
5,776
1,139 Texas Instruments, Inc. 214,667
309 Trimble, Inc.
a
26,942
2,081 Visa, Inc. 450,974
258 VMware, Inc. 29,897
505 Western Union Company 9,009
236 Workday, Inc.
a
64,470
187 Xerox Holdings Corporation 4,234

ESG Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (81.1%) Value
Information Technology (27.9%) - continued
66 Zebra Technologies Corporation
a
$ 39,283
Total 9,620,959
Materials (1.7%)
273 Air Products and Chemicals, Inc. 83,063
144 Albemarle Corporation 33,663
102 Avery Dennison Corporation 22,090
260 Axalta Coating Systems, Ltd.
a
8,611
403 Ball Corporation 38,797
42 Compass Minerals International,
Inc. 2,145
317 Ecolab, Inc. 74,365
65 H.B. Fuller Company 5,265
306 International Flavors & Fragrances,
Inc. 46,099
42 Minerals Technologies, Inc. 3,072
457 Mosaic Company 17,956
990 Newmont Corporation 61,400
293 PPG Industries, Inc. 50,525
28 Schnitzer Steel Industries, Inc. 1,454
185 Sealed Air Corporation 12,482
308 Sherwin-Williams Company 108,465
124 Sonoco Products Company 7,178
Total 576,630
Real Estate (2.9%)
561 American Tower Corporation 164,092
173 AvalonBay Communities, Inc. 43,698
183 Boston Properties, Inc. 21,078
415 CBRE Group, Inc.
a
45,032
137 Corporate Office Properties Trust 3,832
348 Digital Realty Trust, Inc. 61,551
467 Duke Realty Corporation 30,654
111 Equinix , Inc. 93,888
437 Equity Residential 39,549
85 Federal Realty Investment Trust 11,587
666 Healthpeak Properties, Inc. 24,036
868 Host Hotels & Resorts, Inc.
a
15,095
357 Iron Mountain, Inc. 18,682
64 Jones Lang LaSalle, Inc.
a
17,238
254 Macerich Company 4,389
83 PotlatchDeltic Corporation 4,998
912 Prologis, Inc. 153,544
142 Realogy Holdings Corporation
a
2,387
135 SBA Communications Corporation 52,518
405 Simon Property Group, Inc. 64,707
365 UDR, Inc. 21,896
485 Ventas, Inc. 24,793
521 Welltower , Inc. 44,686
922 Weyerhaeuser Company 37,968
Total 1,001,898
Utilities (0.7%)
223 American Water Works Company,
Inc. 42,116
161 Atmos Energy Corporation 16,868
85 Avista Corporation 3,612
436 Consolidated Edison, Inc. 37,199
287 Essential Utilities, Inc. 15,409
424 Eversource Energy 38,575
246 MDU Resources Group, Inc. 7,587
119 New Jersey Resources
Corporation 4,886
54 Ormat Technologies, Inc. 4,282
Shares Common Stock (81.1%) Value
Utilities (0.7%) - continued
394 Sempra Energy $ 52,118
259 UGI Corporation 11,891
Total 234,543
Total Common Stock
(cost $22,528,212) 27,988,473
Shares
Registered Investment
Companies ( 18.8% ) Value
Unaffiliated  (18.8%)
69,688 iShares MSCI KLD 400 Social ETF 6,475,409
Total 6,475,409
Total Registered Investment
Companies (cost $6,203,832) 6,475,409
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
2,495 Thrivent Cash Management Trust 2,495
Total Collateral Held for
Securities Loaned
(cost $2,495) 2,495
Shares Short-Term Investments ( 0.4% ) Value
Thrivent Core Short-Term Reserve
Fund
12,655 0.200% 126,547
Total Short-Term Investments
(cost $126,547) 126,547
Total Investments (cost
$28,861,086) 100.3% $34,592,924
Other Assets and Liabilities, Net
(0.3%) (89,213)
Total Net Assets 100.0% $34,503,711
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
December 31, 2021:
Securities Lending Transactions
Common Stock $ 2,354
Total lending $2,354
Gross amount payable upon return of
collateral for securities loaned $2,495
Net amounts due to counterparty $141
Definitions:
ETF - Exchange Traded Fund

ESG Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 5,942,668
Gross unrealized depreciation (221,497)
Net unrealized appreciation (depreciation) $ 5,721,171
Cost for federal income tax purposes $ 28,871,753
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,870,223 2,870,223 – –
Consumer Discretionary 3,509,929 3,509,929 – –
Consumer Staples 1,929,801 1,929,801 – –
Energy 264,346 264,346 – –
Financials 2,532,837 2,532,837 – –
Health Care 2,808,357 2,808,357 – –
Industrials 2,638,950 2,638,950 – –
Information Technology 9,620,959 9,620,959 – –
Materials 576,630 576,630 – –
Real Estate 1,001,898 1,001,898 – –
Utilities 234,543 234,543 – –
Registered Investment Companies
Unaffiliated 6,475,409 6,475,409 – –
Subtotal Investments in Securities $34,463,882 $34,463,882 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 126,547
Collateral Held for Securities Loaned 2,495
Subtotal Other Investments $129,042
Total Investments at Value $34,592,924
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (348)
Total Equity Contracts
(348)
Total ($348)

ESG Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $90 $13,201 $13,164 $127 13 0.4%
Total Affiliated Short-Term Investments 90 127 0.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 29 27 2 2 <0.1
Total Collateral Held for Securities Loaned – 2 <0.1
Total Value $90 $129
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Cash Management Trust- Collateral Investment – – 0 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ 0

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 80.9% ) Value
Communications Services (5.9%)
7,948 Alphabet, Inc., Class A
a
$ 23,025,674
1,562 Alphabet, Inc., Class C
a
4,519,788
52,322 Altice USA, Inc.
a
846,570
5,042 AMC Networks, Inc.
a,b
173,646
393,189 Auto Trader Group plc
c
3,937,729
129,459 BCE, Inc. 6,735,204
2,834 Cars.com, Inc.
a
45,599
74,172 Carsales.com, Ltd. 1,355,242
110,477 Comcast Corporation 5,560,307
966 CTS Eventim AG & Company
KGAA
a
70,608
68,816 Deutsche Telekom AG 1,271,546
58,777 Discovery, Inc., Class A
a,b
1,383,611
2,590 Discovery, Inc., Class C
a
59,311
847 E.W. Scripps Company
a
16,389
8,525 Fox Corporation, Class A 314,572
2,451 Gray Television, Inc. 49,412
1,188 Hemisphere Media Group, Inc.
a
8,637
4,000 HKT Trust and HKT, Ltd. 5,375
8,758 Ipsos SA 410,259
77,000 KDDI Corporation 2,251,767
703 Liberty Global plc, Class A
a
19,501
2,311 Lions Gate Entertainment
Corporation, Class B
a
35,566
32,169 Live Nation Entertainment, Inc.
a
3,850,308
13,167 Lumen Technologies, Inc. 165,246
13,200 M3, Inc. 665,562
9,322 Match Group, Inc.
a
1,232,835
1,297 MediaAlpha , Inc.
a
20,026
113,937 Mediaset Espana Comunicacion
SA
a
534,951
38,942 Meta Platforms, Inc.
a
13,098,142
2,706 Nexstar Broadcasting Group, Inc. 408,552
1,900 Nintendo Company, Ltd. 888,929
78,200 Nippon Telegraph and Telephone
Corporation 2,138,634
7,812 Omnicom Group, Inc. 572,385
10,710 REA Group, Ltd. 1,305,992
2,813 Rightmove plc 30,354
7,659 Scout24 SE
c
534,799
56,800 SoftBank Corporation 717,417
15,800 SoftBank Group Corporation 757,455
2,393 Spark New Zealand, Ltd. 7,400
1,249 Stroeer SE 98,542
2,366 Telenet Group Holding NV 86,345
7,767 Telephone & Data Systems, Inc. 156,505
3,499 TELUS Corporation 82,403
46,800 TV Asahi Holdings Corporation 582,564
97,904 Twitter, Inc.
a
4,231,411
38 Ubisoft Entertainment SA
a
1,854
452 United States Cellular Corporation
a
14,247
15,511 Upwork , Inc.
a
529,856
109,806 Verizon Communications, Inc. 5,705,520
983 ViacomCBS , Inc. 29,667
344,800 Z Holdings Corporation 1,989,493
10,068 Zillow Group, Inc.
a
626,431
13,366 ZoomInfo Technologies, Inc.
a
858,097
Total 94,018,235
Consumer Discretionary (8.9%)
7,308 888 Holdings Public Company,
Ltd. 29,774
3,967 Adidas AG 1,142,278
663 Adient plc
a
31,744
5,607 Amazon.com, Inc.
a
18,695,644
Shares Common Stock (80.9%) Value
Consumer Discretionary (8.9%) - continued
6,037 American Axle & Manufacturing
Holdings, Inc.
a
$ 56,325
44,906 Aptiv plc
a
7,407,245
16,415 ARB Corporation, Ltd. 627,309
152,519 Aristocrat Leisure, Ltd. 4,838,282
1,673 AutoZone, Inc.
a
3,507,260
166,891 B&M European Value Retail SA 1,437,527
12,452 Bally's Corporation
a
473,923
21,800 Bandai Namco Holdings, Inc. 1,704,508
54,774 Barratt Developments plc 556,200
8,001 Bellway plc 363,645
6,946 Betsson AB 41,840
1,679 BJ's Restaurants, Inc.
a
58,009
640 Bright Horizons Family Solutions,
Inc.
a
80,563
6,237 Brinker International, Inc.
a
228,212
1,036 Brunswick Corporation 104,356
3,974 Burlington Stores, Inc.
a
1,158,461
9,196 Caesars Entertainment, Inc.
a
860,102
8,612 Carvana Company
a
1,996,175
1,161 Cheesecake Factory, Inc.
a
45,453
6,281 Chegg , Inc.
a
192,827
9,039 Chewy, Inc.
a,b
533,030
9,181 Chico's FAS, Inc.
a
49,394
2,879 Chipotle Mexican Grill, Inc.
a
5,033,212
14,500 Chiyoda Company, Ltd. 98,034
5,684 Choice Hotels International, Inc. 886,647
224 Churchill Downs, Inc. 53,962
19,147 Cooper-Standard Holdings, Inc.
a
429,084
1,239 Cracker Barrel Old Country Store,
Inc. 159,385
4,584 Culp, Inc. 43,594
23,677 D.R. Horton, Inc. 2,567,771
2,732 Dana, Inc. 62,344
3,049 Darden Restaurants, Inc. 459,301
857 Deckers Outdoor Corporation
a
313,928
1,950 Denny's Corporation
a
31,200
1,324 Dick's Sporting Goods, Inc.
b
152,247
9,576 Dollarama , Inc. 479,273
11,908 Domino's Pizza Enterprises, Ltd. 1,022,079
1,099 Dorman Products, Inc.
a
124,198
36,861 Duluth Holdings, Inc.
a
559,550
6,403 Emerald Holding, Inc.
a
25,420
77,436 Entain plc
a
1,769,925
67,781 Everi Holdings, Inc.
a
1,447,124
12,360 Farfetch , Ltd.
a
413,195
800 Fast Retailing Company, Ltd. 454,756
5,945 Ferrari NV 1,530,277
8,907 Five Below, Inc.
a
1,842,769
4,786 Foot Locker, Inc. 208,813
49,000 Galaxy Entertainment Group, Ltd.
a
254,193
23,782 Gap, Inc. 419,752
543 Garmin, Ltd. 73,940
22,716 Gentex Corporation 791,653
840 G-III Apparel Group, Ltd.
a
23,218
14,282 Goodyear Tire & Rubber
Company
a
304,492
66 Graham Holdings Company 41,569
1,915 Grand Canyon Education, Inc.
a
164,135
478 Group 1 Automotive, Inc. 93,315
4,685 Groupon, Inc.
a
108,505
10,917 Hanesbrands, Inc. 182,532
8,359 Harley-Davidson, Inc. 315,051
672 Hermes International 1,174,234
3,400 Hikari Tsushin, Inc. 523,626

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.9%) Value
Consumer Discretionary (8.9%) - continued
88,800 Honda Motor Company, Ltd. $ 2,526,426
43,865 Howden Joinery Group plc 537,293
6,526 Husqvarna AB 104,344
48,187 Industria de Diseno Textil SA 1,554,031
34,571 InterContinental Hotels Group plc
a
2,234,977
4,000 Izumi Company, Ltd. 112,175
56,695 JD Sports Fashion plc 167,165
2,463 KB Home 110,170
21,455 Kohl's Corporation 1,059,662
5,000 KOMEDA Holdings Company, Ltd. 89,119
2,178 La Francaise des Jeux SAEM
c
96,524
6,837 Lear Corporation 1,250,829
9,238 Leggett & Platt, Inc. 380,236
3,986 Lithia Motors, Inc. 1,183,643
30,454 Lowe's Companies, Inc. 7,871,750
2,594 LVMH Moet Hennessy Louis
Vuitton SE 2,143,766
1,714 M.D.C. Holdings, Inc. 95,693
871 Macy's, Inc. 22,803
18,634 Magnite , Inc.
a
326,095
38 Marriott Vacations Worldwide
Corporation 6,421
1,700 McDonald's Holdings Company
(Japan), Ltd. 75,235
6,964 Mohawk Industries, Inc.
a
1,268,702
106,551 Moneysupermarket.com Group plc 311,519
290 Murphy USA, Inc. 57,780
13,900 NGK Spark Plug Company, Ltd. 242,031
42,100 NHK Spring Company, Ltd. 358,116
115,300 Nissan Motor Company, Ltd.
a
555,348
15,400 Nitori Holdings Company, Ltd. 2,303,402
11,912 Nordstrom, Inc.
a,b
269,449
10,170 Norwegian Cruise Line Holdings,
Ltd.
a
210,926
217 NVR, Inc.
a
1,282,225
41,600 Pan Pacific International Holdings
Company 573,408
6,401 Papa John's International, Inc. 854,341
10,352 Penn National Gaming, Inc.
a
536,751
2,952 Perdoceo Education Corporation
a
34,716
17,377 Planet Fitness, Inc.
a
1,574,009
10,000 PLENUS Company, Ltd. 175,395
272 Pool Corporation 153,952
8,610 Porsche Automobil Holding SE 812,893
599 Poshmark , Inc.
a
10,201
10,623 Premier Investments, Ltd. 234,397
4,630 PUMA SE 565,435
748 Purple Innovation, Inc.
a
9,926
4,010 PVH Corporation 427,667
29,362 Qurate Retail, Inc. 223,151
4,507 Ross Stores, Inc. 515,060
3,227 Ruth's Hospitality Group, Inc.
a
64,217
110,800 Sands China, Ltd.
a
257,144
21,500 Sangetsu Company, Ltd. 303,469
52,100 Sekisui House, Ltd. 1,120,971
127,000 SJM Holdings, Ltd.
a
85,563
13,495 Skyline Champion Corporation
a
1,065,835
14,100 Sony Group Corporation 1,780,524
35,565 Sony Group Corporation ADR 4,495,416
1,101 Strategic Education, Inc. 63,682
389,224 Tabcorp Holdings, Ltd. 1,421,953
4,000 Takara Standard Company, Ltd. 49,156
10,921 Tapestry, Inc. 443,393
25,596 Taylor Morrison Home Corporation
a
894,836
12,740 Tenneco, Inc.
a
143,962
Shares Common Stock (80.9%) Value
Consumer Discretionary (8.9%) - continued
10,086 Tesla, Inc.
a
$ 10,658,683
1,288 Thor Industries, Inc. 133,656
32,041 ThredUp , Inc.
a
408,843
14,187 Thule Group AB
c
856,787
10,335 Toll Brothers, Inc. 748,151
1,081 TopBuild Corporation
a
298,259
158,600 Toyota Motor Corporation 2,931,339
16,797 Tri Pointe Homes, Inc.
a
468,468
9,632 TripAdvisor, Inc.
a
262,568
9,542 Tupperware Brands Corporation
a
145,897
2,263 Ulta Beauty, Inc.
a
933,125
1,876 Urban Outfitters, Inc.
a
55,079
967 Vail Resorts, Inc. 317,079
33 Volkswagen AG 9,647
6,469 Weight Watchers International,
Inc.
a
104,345
239 Williams-Sonoma, Inc. 40,422
3,812 Wingstop , Inc. 658,714
2,846 Wolverine World Wide, Inc. 81,993
2,022 Workhorse Group, Inc.
a
8,816
14,813 Wyndham Hotels & Resorts, Inc. 1,327,985
101,200 Wynn Macau, Ltd.
a
82,179
2,977 Xometry , Inc.
a,b
152,571
4,302 Yum! Brands, Inc. 597,376
Total 139,839,649
Consumer Staples (4.2%)
25,701 Alimentation Couche-Tard, Inc. 1,076,843
11,700 Arcs Company, Ltd. 217,290
13 Barry Callebaut AG 31,559
13,235 Beyond Meat, Inc.
a,b
862,393
32,333 BJ's Wholesale Club Holdings,
Inc.
a
2,165,341
636 Boston Beer Company, Inc.
a
321,244
68,653 Canopy Growth Corporation
a,b
599,177
21,479 Carlsberg AS 3,708,301
809 Casey's General Stores, Inc. 159,656
1 Chocoladefabriken Lindt and
Spruengli AG 134,109
13,035 Coca-Cola HBC AG 451,340
13,079 Coty, Inc.
a
137,329
8,955 Darling Ingredients, Inc.
a
620,492
24,906 Davide Campari-Milano NV 363,435
80,825 Diageo plc 4,419,181
30,789 e.l.f . Beauty, Inc.
a
1,022,503
21,277 ForFarmers BV 97,357
5,160 Glanbia plc 72,092
10,828 Greggs plc 490,131
1,332 Hershey Company 257,702
1,887 Ingredion, Inc. 182,360
2,069 JDE Peet's BV 64,039
49,100 Kao Corporation 2,571,580
9,852 Kimberly-Clark Corporation 1,408,048
7,300 Kobe Bussan Company, Ltd. 282,638
44,636 Lamb Weston Holdings, Inc. 2,829,030
155 Lindt & Spruengli AG 2,148,431
11,112 L'Oreal SA 5,298,337
99 Medifast , Inc. 20,734
5,200 Ministop Company, Ltd. 63,530
4,339 Molson Coors Beverage Company 201,113
65,871 Nestle SA 9,196,732
2,985 Performance Food Group
Company
a
136,982
63,725 Philip Morris International, Inc. 6,053,875
68 PriceSmart , Inc. 4,975

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.9%) Value
Consumer Staples (4.2%) - continued
11,805 Royal Unibrew AS $ 1,327,860
438 Seneca Foods Corporation
a
21,002
4,200 Seven & I Holdings Company, Ltd. 184,750
12,152 Sprouts Farmers Markets, Inc.
a
360,671
29,617 Sysco Corporation 2,326,415
19,142 Turning Point Brands, Inc. 723,185
30,891 Unilever plc 1,655,949
2,902 US Foods Holding Corporation
a
101,077
80,593 Walmart, Inc. 11,661,001
Total 66,031,789
Energy (3.4%)
22,287 Antero Midstream Corporation 215,738
30,483 Antero Resources Corporation
a
533,452
18,595 APA Corporation 500,019
9,288 Archrock , Inc. 69,474
444,019 BP plc 1,989,477
82,809 BP plc ADR 2,205,204
291 Callon Petroleum Company
a
13,750
12,363 Centennial Resource
Development, Inc.
a
73,931
5,286 ChampionX Corporation
a
106,830
11,872 Comstock Resources, Inc.
a
96,044
49,612 ConocoPhillips 3,580,994
6,797 Continental Resources, Inc. 304,234
4,190 Core Laboratories NV 93,479
72,833 Devon Energy Corporation 3,208,294
7,762 Diamondback Energy, Inc. 837,132
795 DT Midstream, Inc. 38,144
35,132 Enbridge, Inc. 1,372,285
13,631 EnLink Midstream, LLC 93,918
127,404 Enterprise Products Partners, LP 2,797,792
423 EQT Corporation
a
9,226
72,487 Equinor ASA 1,919,406
3,007 Equitrans Midstream Corporation 31,092
2,261 Exterran Corporation
a
6,738
96,567 Galp Energia SGPS SA 937,003
974 Gaztransport Et Technigaz SA 90,879
58,498 Halliburton Company 1,337,849
4,856 Helix Energy Solutions Group, Inc.
a
15,151
7,894 HollyFrontier Corporation 258,765
52,662 Italgas SPA 361,991
40,843 John Wood Group plc
a
106,119
1,643 Lundin Energy AB 58,791
36,516 Marathon Oil Corporation 599,593
29,107 Marathon Petroleum Corporation 1,862,557
137 Matador Resources Company 5,058
50,890 Neste Oil Oyj 2,504,588
18,106 Nine Energy Service, Inc.
a,b
18,106
1,097 Northern Oil and Gas, Inc. 22,576
20,255 NOV, Inc. 274,455
3,021 Oceaneering International, Inc.
a
34,167
29,035 OMV AG 1,642,008
70,598 Origin Energy, Ltd. 269,436
1,166 Par Pacific Holdings, Inc.
a
19,227
5,812 Peabody Energy Corporation
a
58,527
8,912 Pembina Pipeline Corporation 270,330
17,031 Pioneer Natural Resources
Company 3,097,598
13,463 ProPetro Holding Corporation
a
109,050
303 Ranger Oil Corporation, Class A
a
8,157
127,713 Royal Dutch Shell plc, Class A 2,798,747
193,032 Royal Dutch Shell plc, Class B 4,238,311
167 RPC, Inc.
a
758
14,687 SM Energy Company 432,973
Shares Common Stock (80.9%) Value
Energy (3.4%) - continued
45,582 Southwestern Energy Company
a
$ 212,412
17,059 Talos Energy, Inc.
a
167,178
2,691 Targa Resources Corporation 140,578
102,103 TC Energy Corporation 4,748,582
103,953 TechnipFMC plc
a
615,402
51,389 Tenaris SA ADR 1,071,974
84,546 Total Energies SE 4,303,405
28,436 Transocean, Ltd.
a
78,483
6,801 Washington H. Soul Pattinson and
Company, Ltd. 146,579
2,511 World Fuel Services Corporation 66,466
5,274 WorleyParsons , Ltd. 40,859
Total 53,121,341
Financials (12.6%)
4,838 AB Industrivarden , Class A 153,724
68,762 AB Industrivarden , Class C 2,154,361
10,900 AEON Financial Service Company,
Ltd. 117,573
12,616 Air Lease Corporation 558,006
1,252 Alleghany Corporation
a
835,823
31,270 Allianz SE 7,375,296
8,274 American Equity Investment Life
Holding Company 322,024
22,820 American Express Company 3,733,352
5,072 American Financial Group, Inc. 696,487
8,296 Ameris Bancorp 412,145
793 Amundi SA
c
65,410
17,514 Annaly Capital Management, Inc. 136,959
9,242 Apollo Commercial Real Estate
Finance, Inc. 121,625
2,400 Arch Capital Group, Ltd.
a
106,680
5,026 Arthur J. Gallagher & Company 852,761
753 Artisan Partners Asset
Management, Inc. 35,873
15,453 ASX, Ltd. 1,044,376
19,347 Azimut Holding SPA 540,869
12,590 Baloise Holding AG 2,054,851
69,843 Banco Santander SA 231,954
196,735 Bank Hapoalim , Ltd. 2,024,789
316,395 Bank Leumi Le-Israel BM 3,393,659
169,192 Bank of America Corporation 7,527,352
16,234 Bank of Montreal 1,747,823
30,260 Bank of Nova Scotia 2,142,206
4,632 BankFinancial Corporation 49,423
11,292 BankUnited , Inc. 477,765
6,625 Banner Corporation 401,939
3,118 Banque Cantonale Vaudoise 241,847
924,870 Barclays plc 2,355,881
1,962 Blackstone Mortgage Trust, Inc. 60,076
10,997 BNP Paribas SA 760,343
6,767 Brighthouse Financial, Inc.
a
350,531
1,397 BrightSpire Capital, Inc. 14,333
2,631 Brookline Bancorp, Inc. 42,596
1,769 Brown & Brown, Inc. 124,325
615 Byline Bancorp, Inc. 16,820
106,001 CaixaBank SA 289,556
31,360 Canadian Imperial Bank of
Commerce 3,655,506
9,350 Canadian Western Bank 268,315
18,448 Capital One Financial Corporation 2,676,620
2,410 Cboe Global Markets, Inc. 314,264
13,653 Central Pacific Financial
Corporation 384,605
124,528 Charles Schwab Corporation 10,472,805

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.9%) Value
Financials (12.6%) - continued
8,471 Chimera Investment Corporation $ 127,743
23,988 Chubb, Ltd. 4,637,120
82,228 CI Financial Corporation 1,718,731
3,953 Cincinnati Financial Corporation 450,365
5,992 CNO Financial Group, Inc. 142,849
5,703 Coinbase Global, Inc.
a
1,439,266
33,889 Comerica, Inc. 2,948,343
25,391 Commonwealth Bank of Australia 1,866,520
8,218 Community Trust Bancorp, Inc. 358,387
5,024 Credit Agricole SA 71,629
10,915 Customers Bancorp, Inc.
a
713,514
223,800 DBS Group Holdings, Ltd. 5,420,204
7,561 Deutsche Boerse AG 1,262,492
20,761 Deutsche Pfandbriefbank AG
c
248,716
20 Diamond Hill Investment Group,
Inc. 3,885
16,415 Discover Financial Services 1,896,917
199,003 DNB Bank ASA 4,551,943
1,961 Enova International, Inc.
a
80,323
654 Enterprise Financial Services
Corporation 30,797
64,900 Equitable Holdings, Inc. 2,128,071
7,923 Essent Group, Ltd. 360,734
31,656 Euronext NV
c
3,291,078
55,374 F.N.B. Corporation 671,687
450 FactSet Research Systems, Inc. 218,704
1,740 Federated Hermes, Inc. 65,389
6,000 Financial Institutions, Inc. 190,800
35,106 Finecobank Banca Fineco SPA 614,794
139 First American Financial
Corporation 10,874
28,082 First Bancorp 386,970
4,595 First Busey Corporation 124,616
6,038 First Financial Corporation 273,461
36,286 First Horizon Corporation 592,550
747 First of Long Island Corporation 16,128
14,475 First Republic Bank 2,989,232
2,785 Flushing Financial Corporation 67,676
18,217 Franklin Resources, Inc. 610,087
32,608 Fulton Financial Corporation 554,336
4,532 Granite Point Mortgage Trust, Inc. 53,070
6,924 Great Southern Bancorp, Inc. 410,247
21,763 Groupe Bruxelles Lambert SA 2,430,638
9,211 Hamilton Lane, Inc. 954,444
20,705 Hancock Whitney Corporation 1,035,664
17,532 Hanmi Financial Corporation 415,158
5,631 Hanover Insurance Group, Inc. 737,999
8,133 Heartland Financial USA, Inc. 411,611
1,406 Heritage Financial Corporation 34,363
1,456 Home Capital Group, Inc.
a
44,971
2,531 HomeStreet , Inc. 131,612
4,812 Hometrust Bancshares, Inc. 149,076
51,866 Hope Bancorp, Inc. 762,949
7,144 Horizon Bancorp, Inc. 148,952
161,282 Humm Group, Ltd.
a
105,638
12,652 Independent Bank Corporation 302,003
3,876 Intermediate Capital Group plc 115,430
85 International Bancshares
Corporation 3,603
43,355 Invesco Mortgage Capital, Inc. 120,527
22,908 Invesco, Ltd. 527,342
44,202 J.P. Morgan Chase & Company 6,999,387
6,800 Japan Exchange Group, Inc. 148,984
663 Jefferies Financial Group, Inc. 25,724
868 Jyske Bank AS
a
44,649
Shares Common Stock (80.9%) Value
Financials (12.6%) - continued
5,566 KBC Groep NV $ 478,237
8,038 Kinsale Capital Group, Inc. 1,912,160
2,067 L E Lundbergforetagen AB 115,805
1,436 Ladder Capital Corporation 17,218
2,969 Lakeland Bancorp, Inc. 56,381
55,831 Laurentian Bank of Canada 1,772,980
5,467 Lincoln National Corporation 373,177
114 LPL Financial Holdings, Inc. 18,250
18,382 M&T Bank Corporation 2,823,108
19,463 Magellan Financial Group, Ltd. 300,751
11,190 Marsh & McLennan Companies,
Inc. 1,945,046
85,000 Mebuki Financial Group, Inc. 174,960
129,471 Mediobanca SPA 1,486,387
2,657 Mercantile Bank Corporation 93,075
25 Merchants Bancorp 1,183
28,922 MFA Financial, Inc. 131,884
9,512 Midland States Bancorp, Inc. 235,802
6,609 MidWestOne Financial Group, Inc. 213,933
304,800 Mitsubishi HC Capital, Inc. 1,508,009
49,597 Mizrahi Tefahot Bank, Ltd. 1,910,012
56,137 Morgan Stanley 5,510,408
2,384 MSCI, Inc. 1,460,653
11,005 Navient Corporation 233,526
10,096 NMI Holdings, Inc.
a
220,598
18,509 Nordea Bank Abp 225,783
4,439 Northern Trust Corporation 530,949
5,567 OceanFirst Financial Corporation 123,587
4,037 OFG Bancorp 107,223
3,273 Old Second Bancorp, Inc. 41,207
10,039 OneMain Holdings, Inc. 502,352
70,800 ORIX Corporation 1,444,899
75,000 Oversea-Chinese Banking
Corporation, Ltd. 634,781
13,422 Paragon Banking Group plc 102,918
237 Peoples Bancorp, Inc. 7,539
19,104 Popular, Inc. 1,567,292
22,902 Poste Italiane SPA
c
300,022
4,141 Premier Financial Corporation 127,998
32 Primerica, Inc. 4,905
4,745 QCR Holdings, Inc. 265,720
32,804 Radian Group, Inc. 693,149
52,091 Raymond James Financial, Inc. 5,229,936
5,514 Reinsurance Group of America,
Inc. 603,728
41,900 Resona Holdings, Inc. 162,831
3,544 Royal Bank of Canada 376,127
10,872 S&P Global, Inc. 5,130,823
218 S&T Bancorp, Inc. 6,871
9,209 Sampo Oyj 460,892
9,196 Seacoast Banking Corporation of
Florida 325,446
10,697 SEI Investments Company 651,875
4,276 Signature Bank 1,383,158
31,535 Skandinaviska Enskilda Banken
AB 437,818
21,352 Standard Chartered plc 129,837
7,375 Starwood Property Trust, Inc. 179,213
39,036 State Street Corporation 3,630,348
53,100 Sumitomo Mitsui Financial Group,
Inc. 1,813,222
30,800 Sumitomo Mitsui Trust Holdings,
Inc. 1,029,901
30,052 Sun Life Financial, Inc. 1,672,763
97,704 Svenska Handelsbanken AB 1,055,980

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.9%) Value
Financials (12.6%) - continued
81,329 Swedbank AB $ 1,634,375
3,615 Swiss Life Holding AG 2,208,682
4,454 Synchrony Financial 206,621
12,755 Synovus Financial Corporation 610,582
1,625 Territorial Bancorp, Inc. 41,031
10,076 Texas Capital Bancshares, Inc.
a
607,079
1,350 TMX Group, Ltd. 136,873
1,212 Topdanmark AS 67,984
3,659 Torchmark Corporation 342,921
20,627 Toronto-Dominion Bank 1,581,411
959 Towne Bank 30,295
7,058 TPG RE Finance Trust, Inc. 86,955
8,845 Tradeweb Markets, Inc. 885,738
1,761 TriCo Bancshares 75,653
58,061 Truist Financial Corporation 3,399,472
5,974 TrustCo Bank Corporation NY 198,994
26,204 Tryg AS 646,653
17,969 Two Harbors Investment
Corporation 103,681
38,813 Umpqua Holdings Corporation 746,762
728 Univest Financial Corporation 21,782
35,579 Unum Group 874,176
549 Vontobel Holding AG 48,006
650 Washington Trust Bancorp, Inc. 36,641
107,268 Wells Fargo & Company 5,146,719
16,256 Western Alliance Bancorp 1,749,958
10,087 Western Asset Mortgage Capital
Corporation 21,284
10,326 Westpac Banking Corporation 160,192
7,675 Wintrust Financial Corporation 697,044
21,746 Zions Bancorporation NA 1,373,477
6,435 Zurich Insurance Group AG 2,819,038
Total 199,109,215
Health Care (10.7%)
5,846 908 Devices, Inc.
a,b
151,236
27,033 AbbVie, Inc. 3,660,268
15,215 ACADIA Pharmaceuticals, Inc.
a
355,118
25,056 Adaptive Biotechnologies
Corporation
a
703,071
46,178 Agilon Health, Inc.
a
1,246,806
208 Alk-Abello AS
a
109,221
7,385 Allogene Therapeutics, Inc.
a
110,184
852 Amedisys , Inc.
a
137,922
3,753 American Well Corporation
a
22,668
12,794 Amgen, Inc. 2,878,266
23,536 Amplifon SPA 1,266,428
15,839 Anthem, Inc. 7,342,010
127 Arcutis Biotherapeutics , Inc.
a
2,634
1,009 Arena Pharmaceuticals, Inc.
a
93,776
3,445 Argenx SE ADR
a
1,206,405
6,187 Ascendis Pharma AS ADR
a
832,337
173,200 Astellas Pharma, Inc. 2,818,922
28,744 AstraZeneca plc 3,356,412
1,645 Atea Pharmaceuticals, Inc.
a
14,706
29,365 Avacta Group plc
a
50,240
30,744 Avantor , Inc.
a
1,295,552
16,714 Axonics Modulation Technologies,
Inc.
a
935,984
10,559 Biogen, Inc.
a
2,533,315
210 Bio-Rad Laboratories, Inc.
a
158,670
2,555 Bio- Techne Corporation 1,321,804
42,655 Centene Corporation
a
3,514,772
732 Cerner Corporation 67,981
Shares Common Stock (80.9%) Value
Health Care (10.7%) - continued
4,600 Charles River Laboratories
International, Inc.
a
$ 1,733,188
446 Chemed Corporation 235,952
37,900 Chugai Pharmaceutical Company,
Ltd. 1,235,389
15,228 Cigna Holding Company 3,496,806
2,280 Cooper Companies, Inc. 955,183
3,765 Covetrus , Inc.
a
75,187
1,715 CRISPR Therapeutics AG
a
129,963
1,076 CryoLife , Inc.
a
21,897
54,280 CSL, Ltd. 11,480,207
23,529 CVS Health Corporation 2,427,252
14,322 Danaher Corporation 4,712,081
17,865 Dechra Pharmaceuticals plc 1,291,184
3,050 Dentsply Sirona, Inc. 170,159
844 DermTech , Inc.
a
13,335
7,436 DexCom , Inc.
a
3,992,760
2,121 Editas Medicine, Inc.
a
56,313
23,766 Edwards Lifesciences Corporation
a
3,078,885
2,261 Elanco Animal Health, Inc.
a
64,167
2,952 Emergent Biosolutions , Inc.
a
128,323
2,395 Encompass Health Corporation 156,298
733 Eurofins Scientific SE 90,812
786 Exact Sciences Corporation
a
61,174
1,795 Galenica AG
c
134,803
383 Generation Bio Company
a
2,712
3,865 Genmab AS
a
1,542,727
529 Genus plc 35,478
39,221 GlaxoSmithKline plc ADR
b
1,729,646
1,912 Global Blood Therapeutics, Inc.
a
55,964
897 Globus Medical, Inc.
a
64,763
3,566 GN Store Nord AS 223,751
15,935 GoodRx Holdings, Inc.
a,b
520,756
5,566 Grifols SA 107,105
10,337 Guardant Health, Inc.
a
1,033,907
1,072 Haemonetics Corporation
a
56,859
14,700 HCA Healthcare, Inc. 3,776,724
3,968 HealthEquity , Inc.
a
175,544
762 ICU Medical, Inc.
a
180,853
13,990 Immunocore Holdings plc ADR
a
479,018
3,807 Inari Medical, Inc.
a
347,465
594 Incyte Corporation
a
43,600
4,052 Inspire Medical Systems, Inc.
a
932,203
4,527 Insulet Corporation
a
1,204,499
1,259 Integra LifeSciences Holdings
Corporation
a
84,340
14,046 Intuitive Surgical, Inc.
a
5,046,728
441 Invitae Corporation
a
6,734
35,670 Johnson & Johnson 6,102,067
1,135 Laboratory Corporation of America
Holdings
a
356,628
24,767 Lantheus Holdings, Inc.
a
715,519
1,077 LNA Sante 61,676
2,325 Lonza Group AG 1,935,768
989 Maravai LifeSciences Holdings,
Inc.
a
41,439
1,174 Masimo Corporation
a
343,724
42,454 Medtronic plc 4,391,866
69,303 Merck & Company, Inc. 5,311,382
9,767 Merck KGaA 2,512,629
1,235 Molina Healthcare, Inc.
a
392,829
256 Morphic Holding, Inc.
a
12,129
30,523 MultiPlan Corporation
a
135,217
7,721 Natera , Inc.
a
721,064
3,018 National HealthCare Corporation 205,043

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.9%) Value
Health Care (10.7%) - continued
297 Neogen Corporation
a
$ 13,487
11,760 Nevro Corporation
a
953,383
101,881 Novartis AG 8,952,490
41,517 Novo Nordisk AS 4,663,433
25,539 Novo Nordisk AS ADR 2,860,368
2,210 NuVasive , Inc.
a
115,981
19,000 Ono Pharmaceutical Company,
Ltd. 472,253
215 Orthofix Medical, Inc.
a
6,684
608 Pennant Group, Inc.
a
14,033
15,246 Phreesia , Inc.
a
635,148
893 Prelude Therapeutics, Inc.
a
11,118
4,166 Premier, Inc. 171,514
12,424 Progyny , Inc.
a
625,548
986 Prothena Corporation plc
a
48,708
13,111 Pulmonx Corporation
a,b
420,470
8,999 QIAGEN NV
a
498,999
244 Reata Pharmaceuticals, Inc.
a
6,434
55,090 Recordati SPA 3,537,552
8,075 Repligen Corporation
a
2,138,583
2,224 Roche Holding AG 922,651
383 Rubius Therapeutics, Inc.
a
3,707
3,201 Sage Therapeutics, Inc.
a
136,171
5,211 Sarepta Therapeutics, Inc.
a
469,251
949 Sartorius Stedim Biotech 521,196
5,400 Sawai Group Holdings Company,
Ltd. 206,441
16,400 Shionogi & Company, Ltd. 1,153,680
5,996 Signify Health, Inc.
a
85,263
15,283 Silk Road Medical, Inc.
a
651,209
9,305 Sonova Holding AG 3,636,367
1,338 STAAR Surgical Company
a
122,159
3,619 Syneos Health, Inc.
a
371,599
9,600 Takeda Pharmaceutical Company,
Ltd. 262,160
5,667 Tecan Group AG 3,441,944
15,278 Teladoc Health, Inc.
a
1,402,826
1,894 Teleflex, Inc. 622,141
1,162 Tenet Healthcare Corporation
a
94,924
11,200 Terumo Corporation 473,095
6,880 Thermo Fisher Scientific, Inc. 4,590,611
10,918 Tilray , Inc.
a,b
76,754
6,534 Travere Therapeutics, Inc.
a
202,815
3,749 Turning Point Therapeutics, Inc.
a
178,827
489 U.S. Physical Therapy, Inc. 46,724
1,410 Ultragenyx Pharmaceutical, Inc.
a
118,567
2,167 uniQure NV
a
44,944
1,122 Universal Health Services, Inc. 145,479
345 Vaxcyte , Inc.
a
8,208
2,304 Veeva Systems, Inc.
a
588,626
1,488 Viatris , Inc. 20,133
10,881 Vor BioPharma , Inc.
a,b
126,437
3,097 VYNE Therapeutics, Inc.
a
3,159
475 Waters Corporation
a
176,985
17,895 Zimmer Biomet Holdings, Inc. 2,273,381
24,927 Zoetis, Inc. 6,082,936
10,912 Zymeworks , Inc.
a
178,848
Total 168,404,786
Industrials (11.6%)
2,958 A.O. Smith Corporation 253,944
24,650 Aalberts NV 1,634,534
2,745 Addtech AB 65,291
6,579 AECOM
a
508,886
56,707 Airbus Group NV
a
7,255,302
Shares Common Stock (80.9%) Value
Industrials (11.6%) - continued
560 Allegion plc $ 74,166
15,652 Altra Industrial Motion Corporation 807,174
9,500 Amada Company, Ltd. 94,068
5,108 AMETEK, Inc. 751,080
1,256 Armstrong World Industries, Inc. 145,847
15,663 ASGN, Inc.
a
1,932,814
59,175 Assa Abloy AB 1,803,712
29,397 Atlas Copco AB, Class A 2,031,357
10,686 Atlas Copco AB, Class B 627,699
54,152 Aurizon Holdings, Ltd. 137,580
7,613 AZZ, Inc. 420,923
702 Babcock & Wilcox Enterprises,
Inc.
a
6,332
14,797 Ballard Power Systems, Inc.
a
185,876
2,600 Benefit One, Inc. 111,708
7 Bucher Industries AG 3,449
33,053 Canadian National Railway
Company 4,060,062
29,542 Canadian Pacific Railway, Ltd.
b
2,124,773
8,863 Canadian Pacific Railway, Ltd. 637,604
20,080 Carlisle Companies, Inc. 4,982,250
10,131 CBIZ, Inc.
a
396,325
11,554 Chart Industries, Inc.
a
1,842,747
11,154 CIA De Distribucion Integral 222,584
15,600 COMSYS Holdings Corporation 347,537
662 Covenant Logistics Group, Inc.
a
17,497
25,578 Crane Company 2,602,050
802 Credit Corporation Group, Ltd. 19,550
4,079 CSW Industrials, Inc. 492,988
72,488 CSX Corporation 2,725,549
1,052 Cummins, Inc. 229,483
8,543 Curtiss-Wright Corporation 1,184,658
1,300 Daifuku Company, Ltd. 106,307
12,200 Daikin Industries, Ltd. 2,763,536
79,911 Delta Air Lines, Inc.
a
3,122,922
36,508 Deutsche Post AG 2,348,220
107 Douglas Dynamics, Inc. 4,179
3,260 Dover Corporation 592,016
28,571 Driven Brands Holdings, Inc.
a
960,557
25,218 DSV AS 5,876,508
5,801 EMCOR Group, Inc. 738,989
1,376 Expeditors International of
Washington, Inc. 184,783
13,071 Experian plc 643,822
1,900 FANUC Corporation 403,868
12,818 Fastenal Company 821,121
41,286 First Advantage Corporation
a
786,085
5,378 Flowserve Corporation 164,567
5,450 Forrester Research, Inc.
a
320,079
5,742 Forward Air Corporation 695,299
1,505 GATX Corporation 156,806
3,073 Geberit AG 2,504,906
3,903 Generac Holdings, Inc.
a
1,373,544
16,509 General Dynamics Corporation 3,441,631
610 Gorman-Rupp Company 27,176
11,972 GrafTech International, Ltd. 141,629
180,112 GWA Group, Ltd. 360,818
294 GXO Logistics, Inc.
a
26,704
8,000 Hanwa Company, Ltd. 226,965
42,471 Howmet Aerospace, Inc. 1,351,852
6,575 Hubbell, Inc. 1,369,375
309 ICF International, Inc. 31,688
6,273 IDEX Corporation 1,482,435
32,400 Inaba Denki Sangyo Company,
Ltd. 761,223

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.9%) Value
Industrials (11.6%) - continued
9,313 Indutrade AB $ 284,336
1,389 ITT Corporation 141,942
246 JB Hunt Transport Services, Inc. 50,282
814 JetBlue Airways Corporation
a
11,591
46,559 Johnson Controls International plc 3,785,712
26,600 Kamigumi Company, Ltd. 503,691
3,150 Kennametal, Inc. 113,117
39,100 Kinden Corporation 587,907
2,500 Komatsu, Ltd. 58,465
13,260 KONE Oyj 951,520
1,800 Kumagai Gumi Company, Ltd. 44,935
16,989 L3Harris Technologies, Inc. 3,622,734
8,060 Landstar System, Inc. 1,442,901
61,171 Legrand SA 7,166,273
951 Lennox International, Inc. 308,466
14,788 Lincoln Electric Holdings, Inc. 2,062,482
7,185 Lockheed Martin Corporation 2,553,621
1,200 Makita Corporation 50,940
5,779 ManpowerGroup , Inc. 562,470
168,100 Marubeni Corporation 1,637,798
832 Masonite International
Corporation
a
98,134
7,900 Mercury Systems, Inc.
a
434,974
32,547 Meritor, Inc.
a
806,515
12,988 Middleby Corporation
a
2,555,519
83,900 Mitsubishi Corporation 2,664,086
46,700 Mitsubishi Electric Corporation 592,765
14,000 Mitsuboshi Belting, Ltd. 262,591
40,700 Mitsui & Company, Ltd. 964,504
5,622 MSC Industrial Direct Company,
Inc. 472,585
16,300 Nidec Corporation 1,928,199
2,696 Nikola Corporation
a,b
26,610
17,500 Nitto Kogyo Corporation 241,945
27,302 Nobina AB
c
323,219
805 Nordson Corporation 205,492
12,829 Norfolk Southern Corporation 3,819,322
5,664 nVent Electric plc 215,232
28,500 Obayashi Corporation 220,571
2,113 Old Dominion Freight Line, Inc. 757,257
74,419 PageGroup plc 638,122
11,326 Parker-Hannifin Corporation 3,603,027
9,800 Penta-Ocean Construction
Company, Ltd. 55,395
7,706 Pitney Bowes, Inc. 51,091
2,422 Proto Labs, Inc.
a
124,370
1,766 Quad/Graphics, Inc.
a
7,064
24,864 Ranpak Holdings Corporation
a
934,389
29,833 Raytheon Technologies
Corporation 2,567,428
3,682 RBC Bearings, Inc.
a
743,654
9,700 Recruit Holdings Company, Ltd. 590,301
23,378 Redde Northgate plc 138,123
22,849 Regal Rexnord Corporation 3,888,443
93,743 RELX plc 3,060,413
660 RHI Magnesita NV 29,464
18,825 Rush Enterprises, Inc. 1,047,423
657 Ryder System, Inc. 54,157
1,962 Saia, Inc.
a
661,253
42,998 Schneider Electric SE 8,453,204
36,200 Secom Company, Ltd. 2,515,402
77,028 SEEK, Ltd. 1,836,318
10,000 SHO-BOND Holdings Company,
Ltd. 449,290
1,522 Siemens AG 263,614
Shares Common Stock (80.9%) Value
Industrials (11.6%) - continued
3,444 Simpson Manufacturing Company,
Inc. $ 478,957
2,987 SkyWest, Inc.
a
117,389
1,185 Snap-On, Inc. 255,225
7,648 Spirax-Sarco Engineering plc 1,664,433
10,166 Standex International Corporation 1,124,970
109,800 Sumitomo Corporation 1,624,974
35,403 Summit Materials, Inc.
a
1,421,076
31,289 Sun Country Airlines Holdings,
Inc.
a
852,625
3,294 Sunrun , Inc.
a
112,984
2,500 Taikisha, Ltd. 68,106
14,700 Taisei Corporation 447,028
2,222 Technip Energies NV ADR
a
32,219
5,600 TechnoPro Holdings, Inc. 169,754
2,680 Teledyne Technologies, Inc.
a
1,170,865
15 Tetra Tech, Inc. 2,547
1,110 Thermon Group Holdings, Inc.
a
18,792
3,290 Timken Company 227,964
395 Toro Company 39,464
2,323 Trane Technologies plc 469,316
14,641 TransUnion 1,736,130
6,983 Trex Company, Inc.
a
942,914
7,178 TriMas Corporation 265,586
14,800 Tsubakimoto Chain Company 406,716
7,069 Tutor Perini Corporation
a
87,444
120,098 Uber Technologies, Inc.
a
5,035,709
461 UniFirst Corporation 96,994
26,463 United Parcel Service, Inc. 5,672,079
9,677 United Rentals, Inc.
a
3,215,570
1,890 Univar, Inc.
a
53,582
3,062 Valmont Industries, Inc. 767,031
13,199 Vicor Corporation
a
1,676,009
1,936 Waste Connections, Inc. 263,819
1,759 Watsco , Inc. 550,356
307 Watts Water Technologies, Inc. 59,610
4,141 Werner Enterprises, Inc. 197,360
61,120 WillScot Mobile Mini Holdings
Corporation
a
2,496,141
1,722 Woodward, Inc. 188,490
1,937 Xylem, Inc. 232,285
7,900 Yuasa Trading Company, Ltd. 204,757
Total 183,216,927
Information Technology (15.6%)
2,627 ACI Worldwide, Inc.
a
91,157
14,645 Adobe, Inc.
a
8,304,594
15,100 Advantest Corporation 1,429,958
110 Agilysys , Inc.
a
4,891
20,229 Alignment Healthcare, Inc.
a
284,420
13,708 Allegro MicroSystems , Inc.
a
495,955
7,575 Alliance Data Systems Corporation 504,268
981 Alteryx , Inc.
a
59,350
16,200 Amphenol Corporation 1,416,852
8,408 Anaplan, Inc.
a
385,507
126,108 Apple, Inc. 22,392,998
12,123 AppLovin Corporation
a,b
1,142,714
485 Arrow Electronics, Inc.
a
65,121
3,600 ASM Pacific Technology, Ltd. 38,904
10,848 ASML Holding NV 8,689,461
7,002 Avalara, Inc.
a
904,028
21,399 Bandwidth, Inc.
a
1,535,592
1,200 BayCurrent Consulting, Inc. 462,517
1,073 Benchmark Electronics, Inc. 29,078
9,685 BigCommerce Holdings, Inc.
a
342,558

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.9%) Value
Information Technology (15.6%) - continued
7,097 Bill.com Holdings, Inc.
a
$ 1,768,218
38,564 Block, Inc.
a
6,228,472
667 CACI International, Inc.
a
179,563
14,258 Calix, Inc.
a
1,140,212
3,928 CDK Global, Inc. 163,955
2,504 CDW Corporation 512,769
71,729 CGI, Inc.
a
6,342,455
138,758 Cisco Systems, Inc. 8,793,094
22,234 Cognex Corporation 1,728,916
1,487 CompuGroup Medical SE and
Company KGaA 119,896
79,297 Computershare, Ltd. 1,154,335
404 Concentrix Corporation 72,162
5,495 Coupa Software, Inc.
a
868,485
439 CTS Corporation 16,120
19,799 Dassault Systemes SE 1,174,977
7,952 Descartes Systems Group, Inc.
a
657,471
542 Digital Turbine, Inc.
a
33,057
926 Diodes, Inc.
a
101,684
1,775 Diploma plc 81,377
2,500 DISCO Corporation 764,131
4,562 DocuSign, Inc.
a
694,838
16,073 Dolby Laboratories, Inc. 1,530,471
9,837 DXC Technology Company
a
316,653
5,006 Elastic NV
a
616,189
3,688 Endava plc ADR
a
619,289
1,660 EPAM Systems, Inc.
a
1,109,627
4,382 ePlus , Inc.
a
236,102
3,215 Euronet Worldwide, Inc.
a
383,132
249 ExlService Holdings, Inc.
a
36,048
1,261 eXp World Holdings, Inc. 42,483
826 F5, Inc.
a
202,130
641 Fair Isaac Corporation
a
277,982
12,946 Fidelity National Information
Services, Inc. 1,413,056
14,605 Five9, Inc.
a
2,005,559
1,576 FLEETCOR Technologies, Inc.
a
352,772
16,600 Fuji Soft, Inc. 800,889
111 Genpact , Ltd. 5,892
8,502 Global Payments, Inc. 1,149,300
151,724 Halma plc 6,578,567
19,887 Hewlett Packard Enterprise
Company 313,618
3,600 Hoya Corporation 534,211
1,710 HubSpot , Inc.
a
1,127,146
464 I3 Verticals, Inc.
a
10,575
14,600 ITOCHU Techno-Solutions
Corporation 469,649
7,790 Jack Henry & Associates, Inc. 1,300,852
29,321 Kahoot ! ASA
a
153,402
7,400 Keyence Corporation 4,652,811
972 Lam Research Corporation 699,014
2,700 Lasertec Corporation 827,014
9,951 Lattice Semiconductor
Corporation
a
766,824
13,223 LivePerson , Inc.
a
472,326
14,176 LiveRamp Holding, Inc.
a
679,739
545 Loyalty Ventures, Inc.
a
16,388
1,479 Manhattan Associates, Inc.
a
229,970
26,825 Mastercard , Inc. 9,638,759
1,632 MAXIMUS, Inc. 130,021
333 MaxLinear , Inc.
a
25,105
101,724 Microsoft Corporation 34,211,816
7,423 MKS Instruments, Inc. 1,292,864
5,803 Monolithic Power Systems, Inc. 2,862,794
Shares Common Stock (80.9%) Value
Information Technology (15.6%) - continued
208 Motorola Solutions, Inc. $ 56,514
12,100 Murata Manufacturing Company,
Ltd. 965,126
4,533 NCR Corporation
a
182,227
18,300 NEC Networks & System
Integration Corporation 287,038
4,157 NetApp, Inc. 382,402
3,275 Nova, Ltd.
a
479,787
45,325 NVIDIA Corporation 13,330,536
4,674 Okta , Inc.
a
1,047,771
18,500 Oracle Corporation Japan 1,405,510
2,608 Palo Alto Networks, Inc.
a
1,452,030
2,649 Paychex, Inc. 361,588
3,177 Paycom Software, Inc.
a
1,319,059
3,999 Paymentus Holdings, Inc.
a,b
139,885
35,150 PayPal Holdings, Inc.
a
6,628,587
1,941 Progress Software Corporation 93,692
575 PTC, Inc.
a
69,661
58,897 QUALCOMM, Inc. 10,770,494
3,957 Radware , Inc.
a
164,769
126,300 Renesas Electronics Corporation
a
1,568,735
8,200 Ryoyo Electro Corporation
b
170,917
3,808 SailPoint Technologies Holdings,
Inc.
a
184,079
28,015 Salesforce.com, Inc.
a
7,119,452
83,062 Samsung Electronics Company,
Ltd. 5,455,094
14,814 SAP SE 2,084,913
1,869 ScanSource , Inc.
a
65,565
5,696 Semtech Corporation
a
506,545
9,077 ServiceNow , Inc.
a
5,891,971
1,726 Shopify, Inc.
a
2,377,375
36,237 Sierra Wireless, Inc.
a
638,496
1,901 SiTime Corporation
a
556,119
943 SolarEdge Technologies, Inc.
a
264,578
22,192 Sprout Social, Inc.
a
2,012,592
45,910 Stillfront Group AB
a
244,976
17,369 STMicroelectronics NV ADR 848,997
15,300 Sumco Corporation 311,551
5,306 TD SYNNEX Corporation 606,794
172,011 Telefonaktiebolaget LM Ericsson
ADR 1,869,760
2,013 Temenos AG 277,475
18,007 Texas Instruments, Inc. 3,393,779
20,067 Thomson Reuters Corporation 2,399,727
5,300 Tokyo Electron, Ltd. 3,050,536
10,681 Trade Desk, Inc.
a
978,807
1,161 Universal Display Corporation 191,600
722 Upland Software, Inc.
a
12,953
1,133 VeriSign, Inc.
a
287,578
517 Vertex, Inc.
a
8,205
6,635 VMware, Inc. 768,864
4,183 WEX, Inc.
a
587,251
8,956 Workiva , Inc.
a
1,168,668
6,283 Worldline SA
a,c
349,713
466 Xero , Ltd.
a
47,699
13,489 Xerox Holdings Corporation 305,391
2,510 Zscaler , Inc.
a
806,538
Total 245,817,118
Materials (3.9%)
3,370 Agnico Eagle Mines, Ltd. 179,003
25,946 Air Liquide SA 4,525,089
30,300 Air Water, Inc. 468,303

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.9%) Value
Materials (3.9%) - continued
638 Alpha Metallurgical Resources,
Inc.
a
$ 38,950
11,721 AptarGroup, Inc. 1,435,588
2,429 Avery Dennison Corporation 526,049
76,351 Axalta Coating Systems, Ltd.
a
2,528,745
52 Balchem Corporation 8,767
51,363 Barrick Gold Corporation 976,545
24,698 BHP Group, Ltd. 745,673
30,321 Breedon Group plc 38,989
489 Cabot Corporation 27,482
611 Carpenter Technology Corporation 17,835
1,441 Celanese Corporation 242,174
61,183 CF Industries Holdings, Inc. 4,330,533
15,085 Chemours Company 506,253
6,942 Cleveland-Cliffs, Inc.
a
151,127
8,850 Compass Minerals International,
Inc. 452,058
8,247 Croda International plc 1,129,600
28,711 Eastman Chemical Company 3,471,447
2,913 FMC Corporation 320,110
47 Givaudan SA 246,591
84,220 Granges AB 984,595
12,080 Graphic Packaging Holding
Company 235,560
92,500 Hexpol AB 1,236,983
4,193 Holmen AB 200,806
9,492 Huntsman Corporation 331,081
2,510 Ingevity Corporation
a
179,967
5,127 Innospec , Inc. 463,173
14,100 JFE Holdings, Inc. 179,888
6,527 Kaiser Aluminum Corporation 613,146
19,335 Koninklijke DSM NV 4,354,360
32,600 Kyoei Steel, Ltd. 401,200
2,800 Lintec Corporation 64,229
21,390 LyondellBasell Industries NV 1,972,800
2,962 Martin Marietta Materials, Inc. 1,304,820
58 Materion Corporation 5,332
2,716 Minerals Technologies, Inc. 198,675
5,067 Myers Industries, Inc. 101,391
2,739 Neenah, Inc. 126,761
5 NewMarket Corporation 1,714
44,200 Nippon Steel Corporation 722,054
21,700 Nissan Chemical Corporation 1,262,073
25,213 Nucor Corporation 2,878,064
10,092 O-I Glass, Inc.
a
121,407
4,417 Olin Corporation 254,066
5,260 Quaker Chemical Corporation 1,213,903
703 Ramaco Resources, Inc.
a
9,561
2,595 Reliance Steel & Aluminum
Company 420,961
6,893 Rio Tinto plc 454,567
666 Royal Gold, Inc. 70,070
3,087 Ryerson Holding Corporation 80,416
140,782 Sandfire Resources, Ltd. 676,362
4,503 Sensient Technologies Corporation 450,570
10,817 Sherwin-Williams Company 3,809,315
17,500 Shin-Etsu Chemical Company, Ltd. 3,037,570
11,070 Sika AG 4,600,885
1,441 Sonoco Products Company 83,419
3,891 Steel Dynamics, Inc. 241,514
26,540 Stora Enso Oyj 487,098
21,683 Symrise AG 3,206,796
3,900 Taiheiyo Cement Corporation 77,015
13,800 Taiyo Holdings Company, Ltd. 417,413
31,600 Toagosei Company, Ltd. 317,897
Shares Common Stock (80.9%) Value
Materials (3.9%) - continued
1,941 Tronox Holdings plc $ 46,642
9,702 United States Steel Corporation 231,005
3,305 UPM- Kymmene Oyj 125,750
387 Wacker Chemie AG 57,532
3,960 Westlake Chemical Corporation 384,635
1,461 Worthington Industries, Inc. 79,858
Total 61,141,810
Real Estate (2.7%)
47 Activia Properties, Inc. 169,922
318 Aedifica SA 41,511
5,285 AGNC Investment Corporation 79,486
16,362 Agree Realty Corporation 1,167,592
34,633 American Campus Communities,
Inc. 1,984,125
2,156 American Finance Trust, Inc. 19,684
921 Apartment Income REIT
Corporation 50,351
294,232 Ascendas REIT 644,658
7,749 AvalonBay Communities, Inc. 1,957,320
1,482 Breaemar Hotels & Resorts, Inc.
a
7,558
11,073 Camden Property Trust 1,978,524
4,865 CareTrust REIT, Inc. 111,068
29,352 CBRE Group, Inc.
a
3,184,985
2,935 Cedar Realty Trust, Inc. 73,698
123,000 CK Hutchison Holdings, Ltd. 791,926
655 Community Healthcare Trust, Inc. 30,962
27,786 CubeSmart 1,581,301
24,268 Cushman and Wakefield plc
a
539,720
70 Daiwa Securities Living Investment
Corporation 72,077
71,308 DEXUS Property Group 576,585
2,695 EastGroup Properties, Inc. 614,056
17,438 EPR Properties 828,131
26,367 Essential Properties Realty Trust,
Inc. 760,161
831 Essex Property Trust, Inc. 292,703
1,803 Extra Space Storage, Inc. 408,794
818 Farmland Partners, Inc. 9,775
635 Federal Realty Investment Trust 86,563
20,558 First Industrial Realty Trust, Inc. 1,360,940
2,940 FirstService Corporation 577,622
13,707 Four Corners Property Trust, Inc. 403,123
1,521 Getty Realty Corporation 48,809
5,464 Gladstone Commercial
Corporation 140,807
2,988 Gladstone Land Corporation 100,875
32,000 Hang Lung Properties, Ltd. 65,826
670 Highwoods Properties, Inc. 29,875
131,844 Host Hotels & Resorts, Inc.
a
2,292,767
28 Hulic REIT, Inc. 42,129
32,000 Hysan Development Company,
Ltd. 98,903
3,644 Industrial Logistics Properties Trust 91,282
24,627 Ingenia Communities Group 111,413
2,547 Innovative Industrial Properties,
Inc. 669,632
1,129 Jones Lang LaSalle, Inc.
a
304,085
159 Kenedix Retail REIT Corporation 391,242
7,186 Kilroy Realty Corporation 477,582
4,537 Life Storage, Inc. 694,978
3,664 Medical Properties Trust, Inc. 86,580
49,890 MGIC Investment Corporation 719,414
122 Mori Hills REIT Investment
Corporation 165,559

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.9%) Value
Real Estate (2.7%) - continued
13,274 National Retail Properties, Inc. $ 638,081
28,093 National Storage Affiliates Trust 1,944,036
28,708 New Residential Investment
Corporation 307,463
5,899 NexPoint Residential Trust, Inc. 494,513
1,552 Omega Healthcare Investors, Inc. 45,924
2,050 One Liberty Properties, Inc. 72,324
321 Orion Office REIT, Inc.
a
5,993
1,308 Preferred Apartment Communities,
Inc. 23,622
462 PS Business Parks, Inc. 85,087
22,300 PSP Swiss Property AG 2,778,918
3,212 Realty Income Corporation 229,947
429 Redfin Corporation
a
16,469
29,443 Rexford Industrial Realty, Inc. 2,388,122
115,000 Road King Infrastructure, Ltd. 105,308
8,851 Sabra Health Care REIT, Inc. 119,843
2,533 SBA Communications Corporation 985,388
36,089 Service Properties Trust 317,222
8,563 Spirit Realty Capital, Inc. 412,651
13,030 STAG Industrial, Inc. 624,919
68,325 Stockland 210,783
5,000 Sun Hung Kai Properties, Ltd. 60,671
103,982 TAG Immobilien AG 2,904,449
50,749 Tritax Big Box REIT plc 171,207
14,731 UDR, Inc. 883,713
4,954 UMH Properties, Inc. 135,393
250 Wihlborgs Fastigheter AB 5,666
39,870 Wing Tai Holdings, Ltd. 52,959
Total 42,957,350
Utilities (1.4%)
66,674 AGL Energy, Ltd. 297,883
1,578 American States Water Company 163,228
2,850 Artesian Resources Corporation 132,040
3,056 Avista Corporation 129,849
2,164 Black Hills Corporation 152,713
4,683 Canadian Utilities, Ltd. 135,831
23 Chesapeake Utilities Corporation 3,354
36,000 CK Infrastructure Holdings, Ltd. 229,364
479 Consolidated Edison, Inc. 40,868
2,531 Consolidated Water Company,
Ltd. 26,930
43,222 Contact Energy, Ltd. 239,542
1,591 DTE Energy Company 190,188
29,664 Duke Energy Corporation 3,111,754
510,818 Enel SPA 4,084,539
29,509 Entergy Corporation 3,324,189
502 Essential Utilities, Inc. 26,952
69,563 Exelon Corporation 4,017,959
89 Fortis, Inc.
b
4,294
282,000 Hong Kong and China Gas
Company, Ltd. 439,854
44,584 Iren SPA 134,180
28,597 Meridian Energy, Ltd. 94,921
32 MGE Energy, Inc. 2,632
182 Middlesex Water Company 21,895
71,949 NiSource, Inc. 1,986,512
5,685 NorthWestern Corporation 324,955
643 Otter Tail Corporation 45,923
14,258 Pinnacle West Capital Corporation 1,006,472
8,402 Portland General Electric
Company 444,634
1,500 Power Assets Holdings, Ltd. 9,350
6,286 Sempra Energy 831,512
Shares Common Stock (80.9%) Value
Utilities (1.4%) - continued
8,922 Spire, Inc. $ 581,893
12,725 UGI Corporation 584,205
39 Unitil Corporation 1,794
2,589 Vistra Energy Corporation 58,952
Total 22,881,161
Total Common Stock
(cost $888,510,053) 1,276,539,381
Shares
Registered Investment
Companies ( 3.7% ) Value
Unaffiliated  (0.8%)
21,094 SPDR S&P 500 ETF Trust 10,018,806
20,033 SPDR S&P Biotech ETF 2,242,895
6,546 SPDR S&P Oil & Gas Exploration
ETF 627,565
Total 12,889,266
Affiliated  (2.9%)
4,224,849 Thrivent Core Emerging Markets
Equity Fund 45,036,894
Total 45,036,894
Total Registered Investment
Companies (cost $52,728,108) 57,926,160
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
8,805,886 Thrivent Cash Management Trust 8,805,886
Total Collateral Held for
Securities Loaned
(cost $8,805,886) 8,805,886
Principal
Amount Long-Term Fixed Income ( 0.3% ) Value
U.S. Government & Agencies (0.3%)
U.S. Treasury Notes
$ 5,000,000 1.875%,  3/31/2022 5,021,310
Total 5,021,310
Total Long-Term Fixed Income
(cost $5,022,050) 5,021,310
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
5,001 Volkswagen AG 1,004,616
Total 1,004,616
Total Preferred Stock
(cost $1,281,156) 1,004,616

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 13.2% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.040%, 1/18/2022
d,e
$ 399,998
8,800,000 0.030%, 1/31/2022
d
8,799,932
10,500,000 0.050%, 2/2/2022
d,e
10,499,825
9,100,000 0.035%, 2/9/2022
d,e
9,099,813
5,100,000 0.030%, 2/15/2022
d,e
5,099,878
20,000,000 0.041%, 2/16/2022
d
19,999,511
7,100,000 0.045%, 2/18/2022
d,e
7,099,819
10,000,000 0.010%, 2/25/2022
d
9,999,706
5,000,000 0.050%, 2/28/2022
d
4,999,844
700,000 0.030%, 3/2/2022
d,e
699,944
400,000 0.045%, 3/8/2022
d,e
399,964
2,700,000 0.040%, 3/16/2022
d,e
2,699,730
10,000,000 0.060%, 4/29/2022
d
9,997,102
U.S. Treasury Bills
6,240,000 0.060%, 1/6/2022
d
6,239,998
20,000,000 0.056%, 1/11/2022
d
19,999,978
6,440,000 0.055%, 2/3/2022
d
6,439,834
30,000,000 0.023%, 2/8/2022
d
29,999,137
25,000,000 0.020%, 3/1/2022
d
24,998,614
16,500,000 0.038%, 3/31/2022
d
16,497,900
15,000,000 0.035%, 4/7/2022
d
14,997,141
Total Short-Term Investments
(cost $208,969,313) 208,967,668
Total Investments (cost
$1,165,316,566) 98.8% $1,558,265,021
Other Assets and Liabilities, Net
1.2% 19,704,763
Total Net Assets 100.0% $1,577,969,784
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $10,138,800 or
0.6% of total net assets.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of December 31, 2021:
Securities Lending Transactions
Common Stock $ 8,459,858
Total lending $8,459,858
Gross amount payable upon return of
collateral for securities loaned $8,805,886
Net amounts due to counterparty $346,028
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 416,064,492
Gross unrealized depreciation (29,619,500)
Net unrealized appreciation (depreciation) $ 386,444,992
Cost for federal income tax purposes $ 1,175,288,882

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 94,018,235 67,557,811 26,460,424 –
Consumer Discretionary 139,839,649 97,120,158 42,719,491 –
Consumer Staples 66,031,789 31,577,128 34,454,661 –
Energy 53,121,341 25,322,545 27,798,796 –
Financials 199,109,215 119,656,330 79,452,885 –
Health Care 168,404,786 111,409,773 56,995,013 –
Industrials 183,216,927 105,396,513 77,820,414 –
Information Technology 245,817,118 192,923,554 52,893,564 –
Materials 61,141,810 29,966,944 31,174,866 –
Real Estate 42,957,350 33,495,638 9,461,712 –
Utilities 22,881,161 17,211,403 5,669,758 –
Registered Investment Companies
Unaffiliated 12,889,266 12,889,266 – –
Long-Term Fixed Income
U.S. Government & Agencies 5,021,310 – 5,021,310 –
Preferred Stock
Consumer Discretionary 1,004,616 – 1,004,616 –
Short-Term Investments 208,967,668 – 208,967,668 –
Subtotal Investments in Securities $1,504,422,241 $844,527,063 $659,895,178 $–
Other Investments  * Total
Affiliated Registered Investment Companies 45,036,894
Collateral Held for Securities Loaned 8,805,886
Subtotal Other Investments $53,842,780
Total Investments at Value $1,558,265,021
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,401,056 4,401,056 – –
Total Asset Derivatives $4,401,056 $4,401,056 $– $–
Liability Derivatives
Futures Contracts 932,203 932,203 – –
Total Liability Derivatives $932,203 $932,203 $– $–

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$15,013,135 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 12 March 2022 $ 1,329,278 $ 16,402
CME E-mini S&P 500 Index 960 March 2022 224,668,031 3,739,969
CME E-mini S&P Mid-Cap 400 Index 39 March 2022 10,789,240 277,790
ICE mini MSCI EAFE Index 214 March 2022 24,476,365 366,895
ICE US mini MSCI Emerging Markets Index 852 March 2022 52,752,057 (511,677)
Total Futures Long Contracts $ 314,014,971 $ 3,889,379
CME E-mini Russell 2000 Index (745) March 2022 ( $ 83,123,774) ( $ 420,526)
Total Futures Short Contracts ( $ 83,123,774) ($420,526)
Total Futures Contracts $ 230,891,197 $3,468,853
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Global Stock
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 4,401,056
Total Equity Contracts 4,401,056
Total Asset Derivatives $4,401,056
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 932,203
Total Equity Contracts 932,203
Total Liability Derivatives $932,203
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 38,473,210
Total Equity Contracts
38,473,210
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (3,907,768)
Total Foreign Exchange Contracts (3,907,768)
Total $34,565,442

Global Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 119,405
Total Equity Contracts 119,405
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (436,488)
Total Foreign Exchange Contracts (436,488)
Total ($317,083)
The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended December 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $308,251,119
Futures - Short (132,551,496)
Foreign Exchange Contracts
Futures - Long 58,358,127
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $45,448 $4,024 $– $45,037 4,225 2.9%
Total Affiliated Registered Investment
Companies 45,448 45,037 2.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 153,894 366,332 520,226 – – –
Total Affiliated Short-Term Investments 153,894 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 14,445 237,877 243,516 8,806 8,806 0.6
Total Collateral Held for Securities Loaned 14,445 8,806 0.6
Total Value $213,787 $53,843
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(4,435) $ 3,035 $988
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 119 (119) – 208
Total Income/Non Income Cash from Affiliated
Investments $1,196
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 4 134
Total Affiliated Income from Securities Loaned, Net $134
Total Value $119 $(4,554) $ 3,039

Government Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.1% ) Value
Asset-Backed Securities (9.4%)
Arkansas Student Loan Auth.
$ 1,228,415
1.078%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 1,232,598
Brazos Higher Education Authority,
Inc.
71,533
0.974%,  (LIBOR 3M +
0.850%), 7/25/2029, Ser.
2011-2, Class A2
a
71,634
Cascade Funding Mortgage Trust,
LLC
1,489,467
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
1,485,848
1,769,928
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
1,763,917
ECMC Group Student Loan Trust
628,506
1.102%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
636,051
Goodgreen
1,187,418
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
1,236,062
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,643,271
1.650%,  3/25/2051, Ser.
2021-1 1,620,362
Missouri Higher Education Loan
Auth.
1,588,167
1.530%,  1/25/2061, Ser.
2021-1 1,559,849
1,912,732
0.803%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
a
1,914,287
Navient Student Loan Trust
1,554,404
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
1,509,555
879,896
1.152%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
902,979
1,146,253
1.002%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
1,152,203
New Hampshire Higher Education
Loan Corporation
911,321
1.302%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
939,879
Seasoned Loans Structured
Transaction Trust
1,350,934
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
1,356,853
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
b,c
1,833,023
SLM Student Loan Trust
456,756
0.503%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
449,446
Total 19,664,546
Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (13.7%)
Cascade Funding Mortgage Trust
$ 695,989
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
$ 696,367
1,671,967
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
1,668,950
Federal Home Loan Mortgage
Corporation - REMIC
1,064,672
3.000%,  10/15/2034, Ser.
4369, Class GV 1,070,794
276,906
2.000%,  1/15/2041, Ser.
4074, Class JA 280,566
1,112,213
1.750%,  6/15/2042, Ser.
4097, Class QN 1,112,495
580,378
1.750%,  12/15/2042, Ser.
4141, Class KM 573,881
775,415
3.000%,  5/15/2045, Ser.
4631, Class PA 803,373
637,571
3.000%,  3/15/2047, Ser.
4734, Class JA 657,822
1,659,796
3.500%,  8/15/2047, Ser.
4860, Class CA 1,723,875
1,700,000
2.500%,  12/15/2048, Ser.
5094, Class BC 1,739,720
1,213,587
2.000%,  9/25/2049, Ser.
4906, Class KE 1,218,507
Federal National Mortgage
Association - REMIC
510,128
2.000%,  11/25/2032, Ser.
2012-123, Class BA 522,249
638,638
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 649,472
572,649
3.000%,  1/25/2043, Ser.
2013-114, Class AB 589,377
676,234
3.250%,  6/25/2043, Ser.
2013-60, Class PT 712,003
551,460
3.000%,  3/25/2046, Ser.
2016-66, Class PA 559,464
228,912
3.500%,  12/25/2047, Ser.
2018-41, Class PB 236,702
Finance of America HECM Buyout
2021-HB1
1,510,258
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,b
1,508,898
GMAC Mortgage Corporation
Loan Trust
40,043
0.602%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
a,c
26,101
Mello Warehouse Securitization
Trust
1,700,000
0.852%,  (LIBOR 1M +
0.750%), 4/25/2055, Ser.
2021-2, Class A
a,b
1,694,286
NewRez Warehouse Securitization
Trust
1,750,000
0.852%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
1,745,931
RMF Buyout Issuance Trust
1,611,956
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
1,608,207

Government Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (13.7%) -
continued
Seasoned Credit Risk Transfer
Trust
$ 1,172,171
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
$ 1,208,778
1,361,911
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
1,400,153
1,508,295
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 1,545,496
1,521,037
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
1,518,109
1,276,606
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
1,304,741
Wachovia Asset Securitization, Inc.
202,993
0.242%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,c
196,691
Total 28,573,008
Commercial Mortgage-Backed Securities (0.9%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,966,978
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,954,097
Total 1,954,097
Energy (0.1%)
Petroleos Mexicanos
105,000 2.378%,  4/15/2025 107,362
Total 107,362
Financials (1.4%)
HSBC Bank Canada
750,000 0.950%,  5/14/2023
b
751,373
Nationwide Building Society
750,000 1.700%,  2/13/2023
b
757,909
Preferred Term Securities XXIII,
Ltd.
36,638
0.403%,  (LIBOR 3M +
0.200%), 12/22/2036
a,b
31,124
Santander UK plc
700,000 1.625%,  2/12/2023
b
706,496
Westpac Banking Corporation
750,000 2.000%,  1/16/2025
b
765,369
Total 3,012,271
Foreign Government (2.8%)
Development Bank of Japan, Inc.
750,000 2.125%,  9/1/2022
b,d
757,794
Export Development Canada
2,000,000 2.500%,  1/24/2023 2,041,764
Province of British Columbia
Canada
1,550,000 1.750%,  9/27/2024
d
1,579,708
Province of Ontario Canada
1,000,000 3.400%,  10/17/2023
d
1,045,376
Province of Quebec
400,000 7.500%,  7/15/2023
d
440,272
Total 5,864,914
Principal
Amount Long-Term Fixed Income (98.1%) Value
Mortgage-Backed Securities (26.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 2,269,339 3.000%,  2/1/2050 $ 2,384,505
Federal National Mortgage
Association
2,496,262 2.500%,  12/1/2051 2,563,917
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,105,000 1.500%,  1/1/2037
e
4,115,985
9,675,000 2.000%,  1/1/2037
e
9,906,484
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
10,995,000 2.000%,  1/1/2052
e,f
10,961,123
11,150,000 2.500%,  1/1/2052
e,f
11,375,667
6,475,000 3.000%,  1/1/2048
e
6,707,862
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
6,025,000 2.500%,  1/1/2052
e
6,169,970
Seasoned Credit Risk Transfer
Trust
910,782
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
957,544
Total 55,143,057
U.S. Government & Agencies (43.4%)
Federal Farm Credit Bank
400,000 2.210%,  8/1/2024 415,340
Federal Home Loan Bank
2,500,000 2.500%,  2/13/2024 2,589,841
Federal Home Loan Mortgage
Corporation
1,000,000 0.250%,  8/24/2023 993,507
Federal National Mortgage
Association
1,500,000 0.750%,  10/8/2027 1,447,098
500,000 5.960%,  9/11/2028 640,621
875,000 0.875%,  8/5/2030 824,547
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,608,599
U.S. Treasury Bonds
2,565,000 1.375%,  8/15/2050 2,246,880
1,375,000 2.250%,  11/15/2027 1,443,589
1,500,000 5.250%,  11/15/2028 1,876,934
5,340,000 2.625%,  2/15/2029 5,772,832
11,860,000 1.500%,  2/15/2030 11,921,153
2,375,000 1.125%,  2/15/2031 2,304,956
630,000 1.125%,  5/15/2040 552,185
1,115,000 3.000%,  5/15/2042 1,320,317
4,180,000 2.500%,  5/15/2046 4,619,716
4,150,000 2.875%,  5/15/2049 4,999,129
U.S. Treasury Bonds, TIPS
840,758 0.500%,  1/15/2028 940,682
778,940 0.875%,  2/15/2047 1,051,452
U.S. Treasury Notes
5,270,000 0.125%,  10/31/2022 5,261,148
225,000 2.000%,  11/30/2022 228,261
3,020,000 1.375%,  2/15/2023 3,051,498
5,700,000 0.125%,  4/30/2023 5,669,496
275,000 2.750%,  7/31/2023 284,228

Government Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
U.S. Government & Agencies (43.4%) -
continued
$ 2,500,000 0.125%,  8/31/2023 $ 2,478,027
1,175,000 0.125%,  1/15/2024 1,160,175
350,000 2.500%,  1/31/2024 362,524
1,000,000 0.250%,  6/15/2024 985,273
250,000 2.125%,  7/31/2024 257,940
3,500,000 1.250%,  8/31/2024 3,532,129
6,850,000 2.250%,  11/15/2024 7,101,523
1,450,000 1.375%,  1/31/2025 1,466,539
1,000,000 2.875%,  7/31/2025 1,062,695
900,000 0.250%,  8/31/2025 871,840
525,000 2.625%,  1/31/2026 555,126
250,000 0.500%,  2/28/2026 242,900
750,000 1.750%,  12/31/2026 767,578
1,000,000 0.625%,  11/30/2027 957,773
2,000,000 1.250%,  5/31/2028 1,980,234
U.S. Treasury Notes, TIPS
1,309,478 0.125%,  10/15/2024 1,398,570
3,079,844 0.125%,  10/15/2025 3,319,980
Total 90,564,835
Total Long-Term Fixed Income
(cost $202,207,262) 204,884,090
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
1,388,770 Thrivent Cash Management Trust 1,388,770
Total Collateral Held for
Securities Loaned
(cost $1,388,770) 1,388,770
Shares or
Principal
Amount Short-Term Investments ( 25.3% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.050%, 2/2/2022
g,h
99,998
100,000 0.040%, 2/18/2022
g,h
99,998
Thrivent Core Short-Term Reserve
Fund
5,265,685 0.200% 52,656,852
Total Short-Term Investments
(cost $52,819,489) 52,856,848
Total Investments (cost
$256,415,521) 124.1% $259,129,708
Other Assets and Liabilities, Net
(24.1%) (50,247,565)
Total Net Assets 100.0% $208,882,143
a Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $25,363,130 or
12.1% of total net assets.
c All or a portion of the security is insured or guaranteed.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security was earmarked to cover
written options.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Government Bond
Portfolio as of December 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,345,020
Total lending $1,345,020
Gross amount payable upon return of
collateral for securities loaned $1,388,770
Net amounts due to counterparty $43,750
Definitions:
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 3,589,917
Gross unrealized depreciation (1,625,265)
Net unrealized appreciation (depreciation) $ 1,964,652
Cost for federal income tax purposes $ 257,118,645

Government Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 19,664,546 – 19,664,546 –
Collateralized Mortgage Obligations 28,573,008 – 28,573,008 –
Commercial Mortgage-Backed Securities 1,954,097 – 1,954,097 –
Energy 107,362 – 107,362 –
Financials 3,012,271 – 3,012,271 –
Foreign Government 5,864,914 – 5,864,914 –
Mortgage-Backed Securities 55,143,057 – 55,143,057 –
U.S. Government & Agencies 90,564,835 – 90,564,835 –
Short-Term Investments 199,996 – 199,996 –
Subtotal Investments in Securities $205,084,086 $– $205,084,086 $–
Other Investments  * Total
Affiliated Short-Term Investments 52,656,852
Collateral Held for Securities Loaned 1,388,770
Subtotal Other Investments $54,045,622
Total Investments at Value $259,129,708
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 99,697 99,697 – –
Total Asset Derivatives $99,697 $99,697 $– $–
Liability Derivatives
Futures Contracts 158,539 158,539 – –
Call Options Written 12,764 – – 12,764
Total Liability Derivatives $171,303 $158,539 $– $12,764
The following table presents Government Bond Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$199,996 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 57 March 2022 $ 6,899,404 ( $ 3,740)
CME Ultra Long Term U.S. Treasury Bond 25 March 2022 4,849,751 78,374
Total Futures Long Contracts $ 11,749,155 $ 74,634
CBOT 10-Yr. U.S. Treasury Note (79) March 2022 ( $ 10,205,598) ( $ 101,434)
CBOT 2-Yr. U.S. Treasury Note (153) March 2022 (33,401,620) 21,323
CBOT U.S. Long Bond (5) March 2022 (793,775) (8,412)
Ultra 10-Yr. U.S. Treasury Note (29) March 2022 (4,201,735) (44,953)
Total Futures Short Contracts ( $ 48,602,728) ($133,476)
Total Futures Contracts ( $ 36,853,573) ($58,842)

Government Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Government Bond Portfolio's options contracts held as of December 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (2.50) $ 101.81 February 2022 ( $ 2,550,598) ( $ 10,811) $ 4,521
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (2.50) 100.13 January 2022 (2,492,297) (1,953) 7,910
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($12,764) $12,431
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Government Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 99,697
Options Written Net Assets - Distributable earnings/(accumulated loss) 12,431
Total Interest Rate Contracts 112,128
Total Asset Derivatives $112,128
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 158,539
Total Interest Rate Contracts 158,539
Total Liability Derivatives $158,539
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 103,834
Options Purchased Net realized gains/(losses) on Investments 107,537
Futures Net realized gains/(losses) on Futures contracts (340,022)
Total Interest Rate Contracts
(128,651)
Total ($128,651)

Government Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 15,323
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments 11,273
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (24,884)
Total Interest Rate Contracts 1,712
Total $1,712
The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended December 31, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $16,160,214
Futures - Short (34,035,013)
Options Purchased 2,614,338
Options Written (4,614,882)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $49,567 $84,197 $81,107 $52,657 5,266 25.2%
Total Affiliated Short-Term Investments 49,567 52,657 25.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,375 2,073 2,059 1,389 1,389 0.7
Total Collateral Held for Securities Loaned 1,375 1,389 0.7
Total Value $50,942 $54,046
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $83
Total Income/Non Income Cash from Affiliated
Investments $83
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ 0

High Yield Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.5% )
a
Value
Capital Goods (1.0%)
Grinding Media, Inc., Term Loan
$ 3,428,407
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
b
$ 3,419,836
Mauser Packaging Solutions
Holding Company, Term Loan
1,542,452
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,520,410
Vertiv Group Corporation, Term
Loan
3,658,050
2.844%,  (LIBOR 1M +
2.750%), 3/2/2027
b
3,631,932
Total 8,572,178
Communications Services (1.1%)
DIRECTV Financing, LLC, Term
Loan
3,504,338
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
3,505,354
NEP Group, Inc., Term Loan
2,807,340
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,746,112
Peraton Corporation, Term Loan
3,345,347
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
3,344,143
Total 9,595,609
Consumer Cyclical (0.7%)
Cengage Learning, Inc., Term
Loan
2,927,662
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
2,932,845
Golden Nugget, LLC, Term Loan
1,246,934
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
1,238,143
Staples, Inc., Term Loan
2,590,346
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
2,498,518
Total 6,669,506
Consumer Non-Cyclical (0.9%)
Bellring Brands, LLC, Term Loan
2,294,018
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
2,295,808
Endo Luxembourg Finance
Company I SARL, Term Loan
1,511,946
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b,m,n
1,467,343
Global Medical Response, Inc.,
Term Loan
1,606,856
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
1,599,110
1,073,290
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
1,067,655
Herens US Holdco Corporation,
Term Loan
1,741,250
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
1,738,882
Total 8,168,798
Principal
Amount Bank Loans (5.5%)
a
Value
Energy (0.3%)
GIP II Blue Holding LP, Term Loan
$ 2,418,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
b
$ 2,408,932
Total 2,408,932
Financials (0.3%)
Asurion, LLC, Term Loan
935,000
5.354%,  (LIBOR 1M +
5.250%), 1/15/2029
b
930,521
CoreLogic, Inc., Term Loan
1,586,025
4.000%,  (LIBOR 1M +
3.500%), 6/2/2028
b
1,582,853
Total 2,513,374
Technology (0.8%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
2,852,347
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
2,810,759
Gogo Intermediate Holdings, LLC,
Term Loan
1,582,050
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,580,642
Rackspace Technology Global,
Inc., Term Loan
1,538,375
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,525,653
Redstone Holdco 2 LP, Term Loan
1,321,687
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
1,259,317
Total 7,176,371
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
3,165,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
3,274,066
Total 3,274,066
Total Bank Loans
(cost $48,453,907) 48,378,834
Principal
Amount Long-Term Fixed Income ( 87.7% ) Value
Basic Materials (5.3%)
ACN 113 874 712, Pty. Ltd.
3,197,756 11.500%,  2/15/2018
*,c,d
3,198
Chemours Company
2,410,000 5.750%,  11/15/2028
e
2,521,752
Cleveland-Cliffs, Inc.
1,600,000 4.625%,  3/1/2029
e
1,632,000
2,564,000 4.875%,  3/1/2031
e,f
2,663,675
Consolidated Energy Finance SA
3,549,000 5.625%,  10/15/2028
e
3,469,147
First Quantum Minerals, Ltd.
1,404,000 7.250%,  4/1/2023
e
1,420,146
1,065,000 6.875%,  3/1/2026
e
1,106,269
Freeport-McMoRan, Inc.
1,395,000 4.125%,  3/1/2028 1,447,312
2,245,000 4.250%,  3/1/2030 2,368,475

High Yield Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Basic Materials (5.3%) - continued
Hecla Mining Company
$ 895,000 7.250%,  2/15/2028 $ 958,769
Hudbay Minerals, Inc.
675,000 4.500%,  4/1/2026
e
675,000
Mercer International, Inc.
1,565,000 5.500%,  1/15/2026 1,584,562
420,000 5.125%,  2/1/2029 428,975
Novelis Corporation
870,000 3.250%,  11/15/2026
e
877,612
2,050,000 4.750%,  1/30/2030
e
2,155,062
670,000 3.875%,  8/15/2031
e
665,813
OCI NV
2,621,000 4.625%,  10/15/2025
e
2,719,288
Olin Corporation
2,465,000 5.625%,  8/1/2029 2,669,472
SCIH Salt Holdings, Inc.
960,000 4.875%,  5/1/2028
e
921,600
SCIL USA Holdings, LLC
2,557,000 5.375%,  11/1/2026
e
2,624,121
SPCM SA
1,074,000 3.125%,  3/15/2027
e
1,061,305
1,133,000 3.375%,  3/15/2030
e
1,090,513
SunCoke Energy, Inc.
2,307,000 4.875%,  6/30/2029
e
2,295,465
Taseko Mines, Ltd.
2,390,000 7.000%,  2/15/2026
e
2,485,600
Unifrax Escrow Issuer Corporation
1,878,000 5.250%,  9/30/2028
e
1,898,189
United States Steel Corporation
3,386,000 6.875%,  3/1/2029 3,644,183
Venator Finance SARL
1,940,000 5.750%,  7/15/2025
e
1,862,400
Total 47,249,903
Capital Goods (10.2%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,963,662
0.000%,PIK 1.500%,
4/26/2024
*,d,g
19,818
Advanced Drainage Systems, Inc.
2,260,000 5.000%,  9/30/2027
e
2,336,275
AECOM
1,515,000 5.125%,  3/15/2027 1,650,358
Amsted Industries, Inc.
2,125,000 5.625%,  7/1/2027
e
2,210,000
2,240,000 4.625%,  5/15/2030
e
2,296,000
ARD Finance SA
1,700,000 6.500%,  6/30/2027
e
1,751,000
Ardagh Packaging Finance plc
3,665,000 5.250%,  8/15/2027
e
3,687,906
Berry Global, Inc.
1,704,000 4.500%,  2/15/2026
e,f
1,729,986
Bombardier, Inc.
1,065,000 7.125%,  6/15/2026
e
1,104,842
1,960,000 7.875%,  4/15/2027
e
2,032,716
1,725,000 6.000%,  2/15/2028
e
1,730,227
Brand Industrial Services, Inc.
790,000 8.500%,  7/15/2025
e
789,265
Builders FirstSource, Inc.
1,070,000 5.000%,  3/1/2030
e
1,147,987
Principal
Amount Long-Term Fixed Income (87.7%) Value
Capital Goods (10.2%) - continued
BWAY Holding Company
$ 1,815,000 7.250%,  4/15/2025
e
$ 1,819,601
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
e
3,529,800
Coinbase Global, Inc.
1,036,000 3.375%,  10/1/2028
e
967,365
Cornerstone Building Brands, Inc.
2,790,000 6.125%,  1/15/2029
e
2,982,092
Covanta Holding Corporation
1,710,000 5.000%,  9/1/2030 1,744,200
Covert Mergeco, Inc.
965,000 4.875%,  12/1/2029
e
979,475
CP Atlas Buyer, Inc.
1,915,000 7.000%,  12/1/2028
e
1,905,425
Crown Cork & Seal Company, Inc.
2,800,000 7.375%,  12/15/2026 3,377,500
Flex Acquisition Company, Inc.
2,805,000 6.875%,  1/15/2025
e
2,810,217
GFL Environmental, Inc.
3,880,000 4.000%,  8/1/2028
e,f
3,802,400
H&E Equipment Services, Inc.
4,800,000 3.875%,  12/15/2028
e
4,764,000
Howard Midstream Energy
Partners, LLC
2,223,000 6.750%,  1/15/2027
e
2,277,919
Howmet Aerospace, Inc.
78,000 6.875%,  5/1/2025 89,677
1,605,000 5.900%,  2/1/2027 1,833,712
2,039,000 3.000%,  1/15/2029 2,041,742
JELD-WEN, Inc.
1,150,000 6.250%,  5/15/2025
e
1,201,750
1,475,000 4.875%,  12/15/2027
e
1,513,557
Mueller Water Products, Inc.
930,000 4.000%,  6/15/2029
e
939,300
Nesco Holdings II, Inc.
1,410,000 5.500%,  4/15/2029
e
1,455,825
New Enterprise Stone and Lime
Company, Inc.
2,723,000 5.250%,  7/15/2028
e
2,761,122
OI European Group BV
2,345,000 4.750%,  2/15/2030
e
2,376,611
Owens-Brockway Glass Container,
Inc.
2,850,000 5.875%,  8/15/2023
e
2,985,375
Pactiv Evergreen Group
1,670,000 4.375%,  10/15/2028
e
1,657,475
PGT Innovations, Inc.
2,199,000 4.375%,  10/1/2029
e
2,209,995
SRM Escrow Issuer, LLC
3,225,000 6.000%,  11/1/2028
e
3,442,849
Stericycle, Inc.
515,000 3.875%,  1/15/2029
e
507,275
TransDigm, Inc.
4,275,000 6.250%,  3/15/2026
e
4,443,328
640,000 4.625%,  1/15/2029 637,875
1,815,000 4.875%,  5/1/2029 1,822,805
United Rentals North America, Inc.
1,700,000 3.875%,  2/15/2031 1,725,500
Vertiv Group Corporation
935,000 4.125%,  11/15/2028
e
944,350

High Yield Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Capital Goods (10.2%) - continued
Victors Merger Corporation
$ 1,390,000 6.375%,  5/15/2029
e
$ 1,306,600
WESCO Distribution, Inc.
1,100,000 7.250%,  6/15/2028
e
1,205,875
Total 90,548,972
Communications Services (11.2%)
Altice France SA
1,380,000 5.125%,  7/15/2029
e
1,346,121
2,694,000 5.500%,  10/15/2029
e
2,653,590
Brookfield Residential Properties,
Inc.
350,000 4.875%,  2/15/2030
e
357,983
C&W Senior Financing DAC
525,000 6.875%,  9/15/2027
e
546,000
CCO Holdings, LLC
3,380,000 5.375%,  6/1/2029
e
3,647,476
3,610,000 4.750%,  3/1/2030
e
3,754,400
2,250,000 4.500%,  8/15/2030
e
2,302,177
Cengage Learning, Inc.
1,590,000 9.500%,  6/15/2024
e
1,599,937
Clear Channel Outdoor Holdings,
Inc.
1,060,000 7.500%,  6/1/2029
e
1,131,550
Clear Channel Worldwide
Holdings, Inc.
2,100,000 7.750%,  4/15/2028
e
2,247,000
Consolidated Communications,
Inc.
1,200,000 5.000%,  10/1/2028
e
1,212,000
CSC Holdings, LLC
2,280,000 5.375%,  2/1/2028
e
2,360,644
2,365,000 4.125%,  12/1/2030
e
2,308,831
Cumulus Media New Holdings,
Inc.
2,538,000 6.750%,  7/1/2026
e,f
2,633,175
DIRECTV Holdings, LLC
535,000 5.875%,  8/15/2027
e
547,685
DISH DBS Corporation
1,785,000 5.250%,  12/1/2026
e
1,813,176
1,660,000 7.375%,  7/1/2028 1,680,750
1,181,000 5.750%,  12/1/2028
e
1,192,810
Entercom Media Corporation
3,345,000 6.500%,  5/1/2027
e
3,308,874
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
e
949,635
1,590,000 5.000%,  5/1/2028
e
1,637,700
GCI, LLC
3,030,000 4.750%,  10/15/2028
e
3,109,538
Gray Escrow II, Inc.
6,320,000 5.375%,  11/15/2031
e
6,501,700
iHeartCommunications, Inc.
790,000 8.375%,  5/1/2027 832,929
Iliad Holding SASU
1,612,000 6.500%,  10/15/2026
e
1,693,777
LCPR Senior Secured Financing
DAC
3,357,000 6.750%,  10/15/2027
e
3,524,850
Level 3 Financing, Inc.
1,670,000 4.625%,  9/15/2027
e
1,703,400
Principal
Amount Long-Term Fixed Income (87.7%) Value
Communications Services (11.2%) - continued
$ 1,660,000 4.250%,  7/1/2028
e
$ 1,643,400
Netflix, Inc.
2,065,000 4.875%,  4/15/2028 2,354,100
News Corporation
790,000 3.875%,  5/15/2029
e
797,900
Outfront Media Capital, LLC
2,260,000 5.000%,  8/15/2027
e
2,312,613
Radiate Holdco, LLC
1,055,000 6.500%,  9/15/2028
e
1,059,784
Scripps Escrow, Inc.
2,270,000 5.875%,  7/15/2027
e
2,384,777
Sirius XM Radio, Inc.
720,000 3.125%,  9/1/2026
e
720,209
1,660,000 4.000%,  7/15/2028
e
1,669,279
1,740,000 3.875%,  9/1/2031
e
1,705,983
Sprint Capital Corporation
2,085,000 6.875%,  11/15/2028 2,637,525
Sprint Corporation
1,770,000 7.125%,  6/15/2024 1,987,099
7,790,000 7.625%,  2/15/2025 8,958,500
Telesat Canada
1,025,000 4.875%,  6/1/2027
e
905,075
465,000 6.500%,  10/15/2027
e
360,840
Terrier Media Buyer, Inc.
1,550,000 8.875%,  12/15/2027
e
1,675,194
United States Cellular Corporation
2,646,000 6.700%,  12/15/2033 3,197,797
Uniti Group, LP
1,395,000 4.750%,  4/15/2028
e,f
1,383,463
Viasat, Inc.
1,055,000 6.500%,  7/15/2028
e
1,057,638
VTR Comunicaciones SPA
524,000 5.125%,  1/15/2028
e
534,480
Ziggo BV
2,795,000 5.500%,  1/15/2027
e
2,871,863
2,035,000 4.875%,  1/15/2030
e
2,087,096
Total 98,902,323
Consumer Cyclical (16.9%)
1011778 B.C., ULC
3,590,000 4.375%,  1/15/2028
e
3,661,800
Allen Media, LLC
1,898,000 10.500%,  2/15/2028
e
1,980,193
Allied Universal Finance
Corporation
800,000 4.625%,  6/1/2028
e
785,188
Allied Universal Holdco, LLC
1,545,000 6.625%,  7/15/2026
e
1,621,014
1,125,000 4.625%,  6/1/2028
e
1,124,302
1,060,000 6.000%,  6/1/2029
e
1,030,850
Allison Transmission, Inc.
3,750,000 3.750%,  1/30/2031
e
3,656,250
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027 2,134,631
Arko Corporation
1,358,000 5.125%,  11/15/2029
e
1,312,167
Ashton Woods USA, LLC
800,000 4.625%,  8/1/2029
e
790,000

High Yield Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Consumer Cyclical (16.9%) - continued
Boyd Gaming Corporation
$ 1,830,000 4.750%,  6/15/2031
e
$ 1,866,600
Boyne USA, Inc.
1,265,000 4.750%,  5/15/2029
e
1,302,950
Brookfield Residential Properties,
Inc.
2,960,000 6.250%,  9/15/2027
e
3,089,648
1,825,000 5.000%,  6/15/2029
e
1,826,277
Caesars Entertainment, Inc.
3,114,000 6.250%,  7/1/2025
e
3,268,532
1,420,000 8.125%,  7/1/2027
e
1,572,565
2,199,000 4.625%,  10/15/2029
e
2,199,000
Carnival Corporation
1,110,000 7.625%,  3/1/2026
e
1,163,557
3,400,000 5.750%,  3/1/2027
e
3,400,000
1,565,000 4.000%,  8/1/2028
e
1,553,263
1,433,000 6.000%,  5/1/2029
e
1,425,835
Cedar Fair, LP
2,460,000 5.250%,  7/15/2029 2,521,500
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
e
1,102,275
Cinemark USA, Inc.
1,065,000 5.875%,  3/15/2026
e
1,078,313
Empire Communities Corporation
2,395,000 7.000%,  12/15/2025
e
2,478,825
Ford Motor Company
1,204,000 3.250%,  2/12/2032 1,232,896
Ford Motor Company, Convertible
1,585,000 Zero Coupon,  3/15/2026
e
2,180,366
Ford Motor Credit Company, LLC
3,140,000 5.125%,  6/16/2025 3,414,750
2,230,000 4.134%,  8/4/2025 2,366,588
3,120,000 3.375%,  11/13/2025 3,241,430
Gap, Inc.
537,000 3.875%,  10/1/2031
e
529,616
Golden Nugget, Inc.
1,460,000 6.750%,  10/15/2024
e
1,460,000
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
e
1,509,251
1,140,000 5.250%,  7/15/2031
e
1,237,704
Guitar Center Escrow Issuer II, Inc.
600,000 8.500%,  1/15/2026
e
643,788
Hanesbrands, Inc.
1,900,000 4.875%,  5/15/2026
e
2,030,625
Herc Holdings, Inc.
4,660,000 5.500%,  7/15/2027
e
4,846,400
Hilton Domestic Operating
Company, Inc.
660,000 3.750%,  5/1/2029
e
664,950
1,770,000 4.875%,  1/15/2030 1,891,688
Hilton Grand Vacations Borrower
Escrow, LLC
2,925,000 5.000%,  6/1/2029
e
2,998,125
International Game Technology plc
1,530,000 6.250%,  1/15/2027
e
1,713,600
475,000 5.250%,  1/15/2029
e
503,286
KAR Auction Services, Inc.
2,270,000 5.125%,  6/1/2025
e
2,304,050
KB Home
1,880,000 6.875%,  6/15/2027 2,204,300
Principal
Amount Long-Term Fixed Income (87.7%) Value
Consumer Cyclical (16.9%) - continued
L Brands, Inc.
$ 1,775,000 5.250%,  2/1/2028 $ 1,961,375
2,040,000 6.625%,  10/1/2030
e
2,310,300
1,030,000 6.875%,  11/1/2035 1,279,775
Macy's Retail Holdings, LLC
1,845,000 5.875%,  4/1/2029
e
1,967,231
Magic MergerCo, Inc.
1,385,000 5.250%,  5/1/2028
e
1,385,609
Mattamy Group Corporation
3,205,000 5.250%,  12/15/2027
e
3,370,859
1,800,000 4.625%,  3/1/2030
e
1,833,210
New Red Finance, Inc.
1,990,000 4.000%,  10/15/2030
e
1,955,175
Penn National Gaming, Inc.
1,390,000 4.125%,  7/1/2029
e
1,348,300
PetSmart, Inc.
3,190,000 7.750%,  2/15/2029
e
3,465,138
Prime Security Services Borrower,
LLC
4,630,000 5.750%,  4/15/2026
e
4,971,092
1,790,000 3.375%,  8/31/2027
e
1,728,048
Real Hero Merger Sub 2, Inc.
930,000 6.250%,  2/1/2029
e
928,549
Realogy Group, LLC
2,865,000 5.750%,  1/15/2029
e
2,936,625
Rite Aid Corporation
2,117,000 7.500%,  7/1/2025
e
2,176,276
Royal Caribbean Cruises, Ltd.
2,195,000 9.125%,  6/15/2023
e
2,321,213
2,590,000 4.250%,  7/1/2026
e
2,508,661
915,000 3.700%,  3/15/2028 857,703
Scientific Games International, Inc.
2,610,000 7.250%,  11/15/2029
e
2,910,150
SeaWorld Parks and
Entertainment, Inc.
2,202,000 5.250%,  8/15/2029
e
2,242,198
Service Properties Trust
2,624,000 7.500%,  9/15/2025 2,842,933
Six Flags Theme Parks, Inc.
960,000 7.000%,  7/1/2025
e
1,025,225
Staples, Inc.
1,820,000 7.500%,  4/15/2026
e
1,870,050
Station Casinos, LLC
800,000 4.500%,  2/15/2028
e
804,560
700,000 4.625%,  12/1/2031
e
705,740
Tenneco, Inc.
2,495,000 5.000%,  7/15/2026
f
2,398,319
900,000 7.875%,  1/15/2029
e
972,000
Uber Technologies, Inc.
1,500,000 6.250%,  1/15/2028
e,f
1,610,250
Wabash National Corporation
2,173,000 4.500%,  10/15/2028
e
2,194,730
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
e
1,108,752
Wyndham Destinations, Inc.
2,630,000 6.625%,  7/31/2026
e
2,916,249
Wyndham Hotels & Resorts, Inc.
1,500,000 4.375%,  8/15/2028
e
1,545,000
Total 149,370,243

High Yield Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Consumer Non-Cyclical (12.7%)
Albertson's Companies, Inc.
$ 1,650,000 4.625%,  1/15/2027
e
$ 1,731,576
3,850,000 5.875%,  2/15/2028
e
4,081,000
2,400,000 3.500%,  3/15/2029
e
2,404,704
Bausch Health Companies, Inc.
3,605,000 5.000%,  1/30/2028
e
3,316,600
2,520,000 6.250%,  2/15/2029
e
2,394,605
1,815,000 7.250%,  5/30/2029
e
1,796,850
Centene Corporation
1,560,000 4.250%,  12/15/2027 1,626,300
1,765,000 4.625%,  12/15/2029 1,903,482
920,000 3.375%,  2/15/2030 936,919
800,000 2.625%,  8/1/2031 784,000
Central Garden & Pet Company
2,290,000 4.125%,  10/15/2030 2,310,037
Community Health Systems, Inc.
1,605,000 5.625%,  3/15/2027
e
1,698,620
1,440,000 6.875%,  4/15/2029
e
1,467,000
1,545,000 4.750%,  2/15/2031
e
1,558,519
Coty, Inc.
1,577,000 5.000%,  4/15/2026
e
1,624,357
DaVita, Inc.
3,178,000 4.625%,  6/1/2030
e
3,253,477
1,055,000 3.750%,  2/15/2031
e
1,027,918
Edgewell Personal Care Company
1,500,000 5.500%,  6/1/2028
e
1,592,175
Encompass Health Corporation
3,175,000 4.500%,  2/1/2028 3,266,281
Endo Finance, LLC
960,000 9.500%,  7/31/2027
e
977,203
Energizer Holdings, Inc.
2,290,000 4.750%,  6/15/2028
e
2,338,662
HCA, Inc.
2,000,000 5.375%,  2/1/2025 2,198,000
1,760,000 5.875%,  2/1/2029 2,097,128
Herbalife Nutrition, Ltd.
1,461,000 7.875%,  9/1/2025
e
1,552,313
HFC Prestige Products, Inc.
3,177,000 4.750%,  1/15/2029
e
3,228,626
HLF Financing SARL, LLC
2,355,000 4.875%,  6/1/2029
e
2,310,726
JBS USA Food Company
2,860,000 5.750%,  1/15/2028
e
2,981,579
JBS USA, LLC
880,000 5.500%,  1/15/2030
e
957,000
Kraft Foods Group, Inc.
1,160,000 5.000%,  6/4/2042 1,442,991
Kraft Heinz Foods Company
2,920,000 3.875%,  5/15/2027 3,154,014
2,240,000 3.750%,  4/1/2030 2,417,912
1,320,000 4.875%,  10/1/2049 1,657,844
Mattel, Inc.
2,250,000 3.375%,  4/1/2026
e
2,307,420
1,250,000 5.875%,  12/15/2027
e
1,343,700
Molina Healthcare, Inc.
1,390,000 4.375%,  6/15/2028
e
1,431,700
Mozart Debt Merger Sub, Inc.
2,872,000 3.875%,  4/1/2029
e
2,861,862
2,720,000 5.250%,  10/1/2029
e
2,757,101
Principal
Amount Long-Term Fixed Income (87.7%) Value
Consumer Non-Cyclical (12.7%) - continued
MPH Acquisition Holdings, LLC
$ 1,278,000 5.750%,  11/1/2028
e,f
$ 1,215,378
Ortho-Clinical Diagnostics, Inc.
1,382,000 7.250%,  2/1/2028
e
1,485,650
Par Pharmaceutical, Inc.
2,255,000 7.500%,  4/1/2027
e
2,304,452
Pilgrim's Pride Corporation
2,807,000 3.500%,  3/1/2032
e
2,835,070
Post Holdings, Inc.
815,000 5.500%,  12/15/2029
e
856,263
SEG Holding, LLC
2,910,000 5.625%,  10/15/2028
e
3,048,225
Simmons Foods, Inc.
2,355,000 4.625%,  3/1/2029
e
2,319,675
Spectrum Brands, Inc.
1,730,000 5.000%,  10/1/2029
e
1,814,338
770,000 5.500%,  7/15/2030
e
825,825
Syneos Health, Inc.
1,645,000 3.625%,  1/15/2029
e
1,624,438
Tenet Healthcare Corporation
3,970,000 4.875%,  1/1/2026
e
4,077,706
4,320,000 5.125%,  11/1/2027
e
4,498,200
Teva Pharmaceutical Finance
Netherlands III BV
2,525,000 3.150%,  10/1/2026 2,373,500
TreeHouse Foods, Inc.
1,034,000 4.000%,  9/1/2028
f
992,640
United Natural Foods, Inc.
2,430,000 6.750%,  10/15/2028
e
2,602,044
VRX Escrow Corporation
2,330,000 6.125%,  4/15/2025
e
2,373,245
Total 112,036,850
Energy (11.6%)
Antero Resources Corporation
692,000 8.375%,  7/15/2026
e
787,890
1,140,000 5.375%,  3/1/2030
e
1,218,660
Apache Corporation
1,495,000 4.375%,  10/15/2028 1,626,545
3,045,000 5.100%,  9/1/2040 3,440,850
Archrock Partners, LP
930,000 6.250%,  4/1/2028
e
969,730
Buckeye Partners, LP
925,000 4.125%,  12/1/2027 953,314
1,730,000 4.500%,  3/1/2028
e
1,742,975
Cheniere Energy Partners, LP
2,285,000 4.500%,  10/1/2029 2,422,100
268,000 3.250%,  1/31/2032
e
270,680
Chesapeake Escrow Issuer, LLC
1,320,000 5.500%,  2/1/2026
e
1,389,300
Comstock Resources, Inc.
1,140,000 5.875%,  1/15/2030
e
1,168,500
Continental Resources, Inc.
1,380,000 5.750%,  1/15/2031
e
1,625,116
CQP Holdco, LP
2,275,000 5.500%,  6/15/2031
e
2,374,531
CrownRock Finance, Inc.
1,700,000 5.625%,  10/15/2025
e
1,738,250

High Yield Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Energy (11.6%) - continued
DT Midstream, Inc.
$ 945,000 4.125%,  6/15/2029
e
$ 967,444
610,000 4.375%,  6/15/2031
e
634,400
Endeavor Energy Resources, LP
1,020,000 6.625%,  7/15/2025
e
1,079,191
1,055,000 5.750%,  1/30/2028
e
1,124,509
EnLink Midstream, LLC
2,645,000 5.625%,  1/15/2028
e
2,750,800
EQM Midstream Partners, LP
1,030,000 4.500%,  1/15/2029
e
1,071,200
EQT Corporation
530,000 3.125%,  5/15/2026
e
544,061
1,010,000 3.900%,  10/1/2027 1,083,245
640,000 5.000%,  1/15/2029 708,800
Genesis Energy, LP
1,030,000 6.500%,  10/1/2025 1,017,125
530,000 6.250%,  5/15/2026 516,750
Harvest Midstream, LP
3,190,000 7.500%,  9/1/2028
e
3,413,300
Hess Midstream Operations, LP
790,000 5.625%,  2/15/2026
e
813,700
1,605,000 4.250%,  2/15/2030
e
1,592,962
Hilcorp Energy I, LP
1,065,000 6.000%,  2/1/2031
e
1,099,612
ITT Holdings, LLC
1,605,000 6.500%,  8/1/2029
e
1,588,950
Laredo Petroleum, Inc.
2,375,000 7.750%,  7/31/2029
e,f
2,315,625
Murphy Oil Corporation
1,495,000 5.875%,  12/1/2027 1,543,543
Nabors Industries, Ltd.
1,385,000 7.250%,  1/15/2026
e
1,281,125
Newfield Exploration Company
2,565,000 5.375%,  1/1/2026 2,843,347
NGL Energy Operating, LLC
805,000 7.500%,  2/1/2026
e
830,196
NGL Energy Partners, LP
530,000 7.500%,  11/1/2023 522,050
1,070,000 7.500%,  4/15/2026
f
917,525
NuStar Logistics, LP
425,000 5.750%,  10/1/2025 457,351
Oasis Petroleum, Inc.
970,000 6.375%,  6/1/2026
e
1,016,075
Occidental Petroleum Corporation
2,510,000 3.500%,  6/15/2025 2,572,574
1,795,000 8.000%,  7/15/2025 2,095,663
965,000 3.500%,  8/15/2029 991,345
1,755,000 8.875%,  7/15/2030 2,366,898
2,265,000 4.300%,  8/15/2039 2,258,817
2,265,000 4.400%,  4/15/2046 2,321,625
Ovintiv, Inc.
920,000 6.625%,  8/15/2037 1,204,370
Patterson-UTI Energy, Inc.
1,065,000 3.950%,  2/1/2028 1,070,196
530,000 5.150%,  11/15/2029 537,827
PBF Holding Company, LLC
1,215,000 9.250%,  5/15/2025
e
1,155,769
Precision Drilling Corporation
1,405,000 6.875%,  1/15/2029
e
1,432,004
Principal
Amount Long-Term Fixed Income (87.7%) Value
Energy (11.6%) - continued
Range Resources Corporation
$ 930,000 4.875%,  5/15/2025 $ 960,225
Rockcliff Energy II, LLC
672,000 5.500%,  10/15/2029
e
692,160
Sanchez Energy Corporation
3,740,000 0.000%,  2/15/2023
c,d,h
4
SM Energy Company
930,000 5.625%,  6/1/2025 936,975
Southwestern Energy Company
1,065,000 8.375%,  9/15/2028 1,188,806
1,065,000 5.375%,  2/1/2029 1,126,238
1,037,000 4.750%,  2/1/2032 1,092,070
Summit Midstream Holdings, LLC
1,880,000 8.500%,  10/15/2026
e
1,958,828
Sunoco, LP
1,200,000 4.500%,  5/15/2029 1,218,630
1,685,000 4.500%,  4/30/2030
e
1,726,982
Tallgrass Energy Finance
Corporation
2,445,000 5.500%,  1/15/2028
e
2,423,606
Targa Resources Partners, LP
1,585,000 6.500%,  7/15/2027 1,699,120
1,035,000 4.875%,  2/1/2031 1,123,958
Teine Energy, Ltd.
1,070,000 6.875%,  4/15/2029
e
1,086,050
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
e
2,976,260
USA Compression Partners LP
800,000 6.875%,  9/1/2027 845,000
Venture Global Calcasieu Pass,
LLC
1,980,000 3.875%,  8/15/2029
e
2,054,250
1,280,000 4.125%,  8/15/2031
e
1,356,800
Vine Energy Holdings, LLC
1,070,000 6.750%,  4/15/2029
e
1,160,950
W&T Offshore, Inc.
800,000 9.750%,  11/1/2023
e
764,000
Weatherford International, Ltd.
2,203,000 8.625%,  4/30/2030
e
2,287,044
Western Gas Partners, LP
2,305,000 4.650%,  7/1/2026 2,508,750
Total 102,655,121
Financials (8.8%)
Alliant Holdings Intermediate, LLC
1,056,000 6.750%,  10/15/2027
e
1,095,600
Ally Financial, Inc.
3,470,000 5.750%,  11/20/2025 3,913,569
Altice Financing SA
1,125,000 5.750%,  8/15/2029
e
1,113,750
American Finance Trust, Inc.
1,667,000 4.500%,  9/30/2028
e
1,679,269
Barclays plc
2,140,000 4.375%,  3/15/2028
b,i
2,096,130
CANPACK SA
1,050,000 3.125%,  11/1/2025
e
1,050,000
Charles Schwab Corporation
1,820,000 4.000%,  6/1/2026
b,i
1,856,400
Chobani, LLC
3,640,000 4.625%,  11/15/2028
e
3,739,936

High Yield Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Financials (8.8%) - continued
Coinbase Global, Inc.
$ 1,036,000 3.625%,  10/1/2031
e
$ 953,120
Credit Acceptance Corporation
1,580,000 5.125%,  12/31/2024
e
1,619,500
Diversified Healthcare Trust
2,724,000 4.375%,  3/1/2031 2,616,170
Drawbridge Special Opportunities
Fund, LP
4,820,000 3.875%,  2/15/2026
e
4,909,497
Fortress Transportation and
Infrastructure Investors, LLC
1,310,000 6.500%,  10/1/2025
e
1,354,212
800,000 5.500%,  5/1/2028
e
815,280
Global Net Lease, Inc.
3,890,000 3.750%,  12/15/2027
e
3,799,043
HUB International, Ltd.
1,556,000 5.625%,  12/1/2029
e
1,603,022
Icahn Enterprises, LP
2,510,000 4.750%,  9/15/2024 2,604,125
2,390,000 6.250%,  5/15/2026 2,488,588
2,925,000 5.250%,  5/15/2027 3,008,158
iStar, Inc.
2,130,000 5.500%,  2/15/2026 2,204,550
Jefferies Finance, LLC
1,985,000 5.000%,  8/15/2028
e
2,034,625
Ladder Capital Finance Holdings,
LLP
1,825,000 4.750%,  6/15/2029
e
1,870,625
LPL Holdings, Inc.
2,265,000 4.375%,  5/15/2031
e
2,316,835
MGM Growth Properties Operating
Partnership, LP
2,600,000 5.750%,  2/1/2027 2,938,000
MPT Operating Partnership, LP
2,445,000 4.625%,  8/1/2029 2,579,475
Navient Corporation
1,580,000 6.750%,  6/25/2025 1,738,000
NFP Corporation
790,000 6.875%,  8/15/2028
e
792,038
OneMain Finance Corporation
690,000 7.125%,  3/15/2026 786,600
800,000 3.500%,  1/15/2027 791,000
2,090,000 6.625%,  1/15/2028 2,340,800
2,335,000 4.000%,  9/15/2030 2,296,192
PennyMac Financial Services, Inc.
1,750,000 4.250%,  2/15/2029
e
1,682,450
Playtika Holding Corporation
685,000 4.250%,  3/15/2029
e
671,300
Service Properties Trust
1,055,000 4.750%,  10/1/2026 1,025,993
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
e
1,258,400
530,000 8.500%,  8/15/2027
e
560,475
United Wholesale Mortgage, LLC
1,965,000 5.500%,  4/15/2029
e
1,928,156
VICI Properties, LP
950,000 4.250%,  12/1/2026
e
989,397
2,050,000 3.750%,  2/15/2027
e
2,117,332
2,070,000 4.125%,  8/15/2030
e
2,189,025
Total 77,426,637
Principal
Amount Long-Term Fixed Income (87.7%) Value
Technology (5.0%)
Black Knight InfoServ, LLC
$ 2,324,000 3.625%,  9/1/2028
e
$ 2,320,956
CommScope Technologies
Finance, LLC
2,442,000 6.000%,  6/15/2025
e
2,442,000
CommScope, Inc.
1,720,000 7.125%,  7/1/2028
e
1,689,900
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
e
1,075,650
II-VI, Inc.
902,000 5.000%,  12/15/2029
e
921,140
Iron Mountain, Inc.
3,415,000 5.250%,  3/15/2028
e
3,551,600
890,000 5.000%,  7/15/2028
e
914,475
920,000 5.250%,  7/15/2030
e
969,516
1,840,000 4.500%,  2/15/2031
e
1,859,670
MSCI, Inc.
2,385,000 3.250%,  8/15/2033
e
2,411,831
NCR Corporation
4,095,000 5.750%,  9/1/2027
e
4,279,275
PTC, Inc.
390,000 3.625%,  2/15/2025
e
395,362
1,045,000 4.000%,  2/15/2028
e
1,063,287
Rackspace Technology Global,
Inc.
1,035,000 3.500%,  2/15/2028
e
985,289
610,000 5.375%,  12/1/2028
e,f
594,750
Seagate HDD Cayman
3,631,000 4.091%,  6/1/2029 3,759,483
2,140,000 3.375%,  7/15/2031 2,082,477
Sensata Technologies, Inc.
2,200,000 3.750%,  2/15/2031
e
2,192,190
Shift4 Payments, LLC
960,000 4.625%,  11/1/2026
e
994,570
SS&C Technologies, Inc.
3,890,000 5.500%,  9/30/2027
e
4,065,050
Switch, Ltd.
2,550,000 3.750%,  9/15/2028
e
2,569,125
Unisys Corporation
1,690,000 6.875%,  11/1/2027
e
1,829,425
Viavi Solutions, Inc.
1,662,000 3.750%,  10/1/2029
e
1,661,917
Total 44,628,938
Transportation (2.7%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,546,100
Air Canada
670,000 3.875%,  8/15/2026
e
683,400
American Airlines, Inc.
1,500,000 11.750%,  7/15/2025
e
1,850,625
1,079,000 5.500%,  4/20/2026
e
1,122,025
1,065,000 5.750%,  4/20/2029
e
1,138,187
Avis Budget Car Rental, LLC
2,370,000 5.375%,  3/1/2029
e,f
2,499,923
Delta Air Lines, Inc.
1,674,000 7.000%,  5/1/2025
e
1,914,068
1,540,000 4.750%,  10/20/2028
e
1,681,651
Hertz Corporation
1,556,000 4.625%,  12/1/2026
e
1,565,725

High Yield Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Transportation (2.7%) - continued
$ 1,868,000 5.000%,  12/1/2029
e
$ 1,869,597
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
e
496,838
United Airlines, Inc.
1,790,000 4.375%,  4/15/2026
e
1,866,496
2,555,000 4.625%,  4/15/2029
e
2,634,844
XPO Logistics, Inc.
2,020,000 6.250%,  5/1/2025
e
2,113,425
Total 23,982,904
Utilities (3.3%)
Calpine Corporation
4,215,000 4.500%,  2/15/2028
e
4,373,062
Edison International
1,345,000 5.000%,  12/15/2026
b,i
1,374,321
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
e
1,075,650
NextEra Energy Operating
Partners, LP
5,040,000 3.875%,  10/15/2026
e
5,337,360
NRG Energy, Inc.
1,085,000 3.375%,  2/15/2029
e
1,063,191
1,340,000 5.250%,  6/15/2029
e
1,435,656
PG&E Corporation
2,069,000 5.000%,  7/1/2028 2,176,216
Suburban Propane Partners, LP
3,195,000 5.875%,  3/1/2027 3,298,838
Sunnova Energy Corporation
1,070,000 5.875%,  9/1/2026
e
1,091,400
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
e
2,709,875
TerraForm Power Operating, LLC
2,820,000 5.000%,  1/31/2028
e
2,986,944
Vistra Corporation
2,062,000 7.000%,  12/15/2026
b,e,i
2,088,579
Total 29,011,092
Total Long-Term Fixed Income
(cost $754,216,682) 775,812,983
Shares
Registered Investment
Companies ( 3.6% ) Value
Unaffiliated  (3.6%)
143,091 SPDR Bloomberg High Yield Bond
ETF
f
15,535,390
596,228 SPDR Bloomberg Short Term High
Yield Bond ETF 16,187,590
Total 31,722,980
Total Registered Investment
Companies (cost $31,711,300) 31,722,980
Shares
Collateral Held for Securities
Loaned ( 3.4% ) Value
29,980,561 Thrivent Cash Management Trust 29,980,561
Total Collateral Held for
Securities Loaned
(cost $29,980,561) 29,980,561
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
92,627 Bank of America Corporation,
5.000%
i
$ 2,462,026
520 Bank of America Corporation,
Convertible, 7.250%
i
751,608
60,760 J.P. Morgan Chase & Company,
4.750%
f,i
1,600,418
1,524 Wells Fargo & Company,
Convertible, 7.50%
i
2,271,568
Total 7,085,620
Total Preferred Stock
(cost $6,363,091) 7,085,620
Shares Common Stock ( 0.3% ) Value
Communications Services (0.2%)
85,655 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h,j
1,627,445
Total 1,627,445
Energy (0.1%)
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
j
159,675
47,269 Noble Corporation
f,j
1,172,744
10,105 Noble Corporation, Warrants
(Expires 02/05/2028)
j
95,997
10,105 Noble Corporation, Warrants
(Expires 02/05/2028)
j
76,293
Total 1,504,709
Total Common Stock
(cost $1,779,497) 3,132,154
Shares or
Principal
Amount Short-Term Investments ( 0.8% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.044%, 1/19/2022
k,l
199,999
100,000 0.040%, 1/26/2022
k,l
99,999
300,000 0.030%, 2/15/2022
k
299,993
Thrivent Core Short-Term Reserve
Fund
502,662 0.200% 5,026,626
U.S. Treasury Bills
1,100,000 0.047%, 2/17/2022
k
1,099,959
Total Short-Term Investments
(cost $6,714,280) 6,726,576
Total Investments (cost
$879,219,318) 102.1% $902,839,708
Other Assets and Liabilities, Net
(2.1%) (18,579,126)
Total Net Assets 100.0% $884,260,582

High Yield Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Defaulted security.  Interest is not being accrued.
d In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $573,914,393 or
64.9% of total net assets.
f All or a portion of the security is on loan.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2021.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the loan is unfunded.
n Denotes investments purchased on a when-issued or
delayed delivery basis.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of December 31, 2021 was $23,016 or 0.00% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of December 31, 2021.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,028,997
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
December 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 14,238,101
Common Stock 14,819,628
Total lending $29,057,729
Gross amount payable upon return of
collateral for securities loaned $29,980,561
Net amounts due to counterparty $922,832
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 27,357,602
Gross unrealized depreciation (8,168,427)
Net unrealized appreciation (depreciation) $ 19,189,175
Cost for federal income tax purposes $ 883,525,710

High Yield Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 8,572,178 – 8,572,178 –
Communications Services 9,595,609 – 9,595,609 –
Consumer Cyclical 6,669,506 – 6,669,506 –
Consumer Non-Cyclical 8,168,798 – 8,168,798 –
Energy 2,408,932 – 2,408,932 –
Financials 2,513,374 – 2,513,374 –
Technology 7,176,371 – 7,176,371 –
Transportation 3,274,066 – 3,274,066 –
Long-Term Fixed Income
Basic Materials 47,249,903 – 47,249,903 –
Capital Goods 90,548,972 – 90,548,972 –
Communications Services 98,902,323 – 98,902,323 –
Consumer Cyclical 149,370,243 – 149,370,243 –
Consumer Non-Cyclical 112,036,850 – 112,036,850 –
Energy 102,655,121 – 102,655,117 4
Financials 77,426,637 – 77,426,637 –
Technology 44,628,938 – 44,628,938 –
Transportation 23,982,904 – 23,982,904 –
Utilities 29,011,092 – 29,011,092 –
Registered Investment Companies
Unaffiliated 31,722,980 31,722,980 – –
Preferred Stock
Financials 7,085,620 7,085,620 – –
Common Stock
Communications Services 1,627,445 – – 1,627,445
Energy 1,504,709 1,332,419 172,290 –
Short-Term Investments 1,699,950 – 1,699,950 –
Subtotal Investments in Securities $867,832,521 $40,141,019 $826,064,053 $1,627,449
Other Investments  * Total
Affiliated Short-Term Investments 5,026,626
Collateral Held for Securities Loaned 29,980,561
Subtotal Other Investments $35,007,187
Total Investments at Value $902,839,708
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 124,823 124,823 – –
Total Liability Derivatives $124,823 $124,823 $– $–

High Yield Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Yield Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling $299,998 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (97) March 2022 ( $ 12,530,924) ( $ 124,545)
CBOT 5-Yr. U.S. Treasury Note (89) March 2022 (10,766,636) (278)
Total Futures Short Contracts ( $ 23,297,560) ($124,823)
Total Futures Contracts ( $ 23,297,560) ($124,823)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for High Yield Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 124,823
Total Interest Rate Contracts 124,823
Total Liability Derivatives $124,823
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 298,109
Total Interest Rate Contracts
298,109
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 181,154
Total Credit Contracts
181,154
Total $479,263
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (87,307)
Total Interest Rate Contracts (87,307)
Total ($87,307)
The following table presents High Yield Portfolio's average volume of derivative activity during the period ended December 31, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($38,277,985)
Credit Contracts
Credit Default Swaps - Buy Protection (377,583)
Credit Default Swaps - Sell Protection 322,158

High Yield Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $30,257 $337,077 $362,307 $5,027 503 0.6%
Total Affiliated Short-Term Investments 30,257 5,027 0.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 20,946 253,679 244,644 29,981 29,981 3.4
Total Collateral Held for Securities Loaned 20,946 29,981 3.4
Total Value $51,203 $35,008
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $20 $(20) $ – $50
Total Income/Non Income Cash from Affiliated
Investments $50
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 6 152
Total Affiliated Income from Securities Loaned, Net $152
Total Value $20 $(20) $ 6

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.3% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco , LLC, Term
Loan
$ 96,500
4.675%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 96,500
Total 96,500
Communications Services (0.1%)
Altice France SA, Term Loan
191,000
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
187,260
Eagle Broadband Investments,
LLC, Term Loan
742,512
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
741,123
Total 928,383
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
499,687
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
498,024
LCPR Loan Financing, LLC, Term
Loan
375,000
3.860%,  (LIBOR 1M +
3.750%), 10/15/2028
b
376,406
Scientific Games International,
Inc., Term Loan
866,250
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
862,594
Tenneco, Inc., Term Loan
493,639
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
485,617
Total 2,222,641
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
248,666
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
247,360
Endo Luxembourg Finance
Company I SARL, Term Loan
372,187
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
361,208
Global Medical Response, Inc.,
Term Loan
187,205
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
186,302
548,615
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
545,735
Total 1,340,605
Technology (<0.1%)
Prime Security Services Borrower,
LLC, Term Loan
401,962
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
401,368
Total 401,368
Total Bank Loans
(cost $4,988,398) 4,989,497
Principal
Amount Long-Term Fixed Income ( 94.7% ) Value
Asset-Backed Securities (4.2%)
Aimco CLO 15, Ltd.
$ 6,000,000
1.264%,  (LIBOR 3M +
1.140%), 10/17/2034, Ser.
2015-AA, Class AR2
b,c
$ 5,989,374
Arch Street CLO, Ltd.
5,000,000
1.832%,  (LIBOR 3M +
1.700%), 10/20/2028, Ser.
2016-2A, Class BR2
b,c
5,000,255
Ares XL CLO, Ltd.
4,250,000
1.920%,  (LIBOR 3M +
1.800%), 1/15/2029, Ser.
2016-40A, Class BRR
b,c
4,250,034
Atrium IX
3,600,000
2.176%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,c
3,599,975
Bardot CLO, Ltd.
4,800,000
2.028%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,c
4,787,861
Benefit Street Partners CLO II, Ltd.
3,600,000
2.024%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
3,558,859
CarVal CLO II, Ltd.
3,600,000
2.132%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,c
3,589,780
Galaxy XXIII CLO, Ltd.
1,200,000
1.824%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,c
1,194,509
Magnetite XII, Ltd.
3,200,000
1.224%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,c
3,200,154
OCP CLO, Ltd.
5,125,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,c
5,102,855
Octagon Investment Partners 31,
LLC
3,200,000
3.532%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,c
3,172,093
Octagon Investment Partners XVI,
Ltd.
2,600,000
1.522%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,c
2,600,692
Palmer Square Loan Funding, Ltd.
4,700,000
2.480%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,c
4,703,459
PPM CLO, Ltd.
4,750,000
1.319%,  (LIBOR 3M +
1.200%), 10/18/2034, Ser.
2021-5A, Class A
b,c
4,749,952
Sound Point CLO XV, Ltd.
6,400,000
1.624%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,c
6,399,974

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Asset-Backed Securities (4.2%) - continued
Sound Point CLO, Ltd.
$ 3,200,000
2.382%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,c
$ 3,198,109
Stratus CLO, Ltd.
4,250,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,c
4,239,162
THL Credit Wind River CLO, Ltd.
4,325,000
2.974%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,c
4,293,518
Total 73,630,615
Basic Materials (2.4%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
c
256,800
Anglo American Capital plc
2,200,000 3.625%,  9/11/2024
c
2,309,327
2,550,000 4.750%,  4/10/2027
c
2,835,972
Cleveland-Cliffs, Inc.
160,000 4.625%,  3/1/2029
c,d
163,200
160,000 4.875%,  3/1/2031
c
166,220
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 332,000
1,850,000 5.250%,  9/1/2029 2,025,750
7,295,000 4.625%,  8/1/2030 7,823,888
Glencore Funding, LLC
909,000 4.125%,  5/30/2023
c
945,287
4,559,000 4.000%,  3/27/2027
c
4,918,364
2,700,000 2.500%,  9/1/2030
c
2,614,742
Ingevity Corporation
320,000 3.875%,  11/1/2028
c
311,600
International Flavors and
Fragrances, Inc.
4,000,000 3.468%,  12/1/2050
c
4,190,486
Kinross Gold Corporation
640,000 5.950%,  3/15/2024 694,296
OCI NV
258,000 4.625%,  10/15/2025
c
267,675
Olin Corporation
320,000 5.125%,  9/15/2027 328,400
Syngenta Finance NV
1,675,000 4.441%,  4/24/2023
c
1,731,531
4,910,000 5.182%,  4/24/2028
c
5,512,348
Teck Resources, Ltd.
2,770,000 6.125%,  10/1/2035 3,591,019
Total 41,018,905
Capital Goods (3.7%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
c
270,400
BAE Systems plc
2,550,000 3.400%,  4/15/2030
c
2,721,763
2,600,000 1.900%,  2/15/2031
c
2,466,928
Boeing Company
6,650,000 5.930%,  5/1/2060 9,228,098
1,600,000 5.150%,  5/1/2030 1,864,162
5,000,000 5.705%,  5/1/2040 6,422,037
Principal
Amount Long-Term Fixed Income (94.7%) Value
Capital Goods (3.7%) - continued
Carrier Global Corporation
$ 3,000,000 2.722%,  2/15/2030 $ 3,063,723
1,550,000 2.700%,  2/15/2031 1,574,266
3,100,000 3.377%,  4/5/2040 3,238,934
Crown Cork & Seal Company, Inc.
640,000 7.375%,  12/15/2026 772,000
General Electric Company
3,950,000
3.533%,  (LIBOR 3M +
3.330%), 3/15/2022
b,e
3,910,500
GFL Environmental, Inc.
320,000 3.500%,  9/1/2028
c
315,200
Howmet Aerospace, Inc.
9,000 6.875%,  5/1/2025 10,347
4,750,000 3.000%,  1/15/2029 4,756,389
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025 2,009,385
Meritage Homes Corporation
5,820,000 3.875%,  4/15/2029
c
6,111,000
Northrop Grumman Corporation
2,250,000 3.250%,  1/15/2028 2,407,990
Owens-Brockway Glass Container,
Inc.
450,000 5.875%,  8/15/2023
c
471,375
Raytheon Technologies
Corporation
3,200,000 4.125%,  11/16/2028 3,579,336
1,925,000 4.450%,  11/16/2038 2,320,007
Roper Technologies, Inc.
2,240,000 3.800%,  12/15/2026 2,453,802
SRM Escrow Issuer, LLC
320,000 6.000%,  11/1/2028
c
341,616
Textron, Inc.
280,000 4.300%,  3/1/2024 295,421
630,000 3.875%,  3/1/2025 672,857
2,560,000 3.650%,  3/15/2027 2,747,235
United Rentals North America, Inc.
640,000 4.000%,  7/15/2030 657,600
Total 64,682,371
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
160,173
0.602%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,f
104,404
Wachovia Mortgage Loan Trust,
LLC
169,052
2.238%,  5/20/2036, Ser.
2006-A, Class 2A1
b
173,461
Total 277,865
Communications Services (8.5%)
American Tower Corporation
2,625,000 2.750%,  1/15/2027 2,705,532
1,810,000 3.125%,  1/15/2027 1,894,942
1,900,000 3.550%,  7/15/2027 2,029,535
3,100,000 1.875%,  10/15/2030 2,929,386
AT&T, Inc.
2,800,000 3.500%,  2/1/2061 2,753,259
5,208,000 3.650%,  9/15/2059 5,259,502
2,481,000 4.300%,  2/15/2030 2,792,341

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Communications Services (8.5%) - continued
$ 3,250,000 2.750%,  6/1/2031 $ 3,315,823
5,987,000 2.550%,  12/1/2033 5,855,538
3,190,000 4.300%,  12/15/2042 3,601,494
2,400,000 3.100%,  2/1/2043 2,333,137
3,200,000 4.500%,  3/9/2048 3,730,735
CCO Holdings Capital Corporation
4,500,000 5.000%,  2/1/2028
c
4,680,000
CCO Holdings, LLC
190,000 5.500%,  5/1/2026
c
195,740
320,000 4.750%,  3/1/2030
c
332,800
260,000 4.500%,  8/15/2030
c
266,029
Charter Communications
Operating, LLC
3,750,000 4.800%,  3/1/2050 4,198,628
2,800,000 4.908%,  7/23/2025 3,083,103
2,450,000 6.384%,  10/23/2035 3,164,776
2,500,000 3.500%,  6/1/2041 2,437,460
4,075,000 6.484%,  10/23/2045 5,564,768
Comcast Corporation
798,000 2.887%,  11/1/2051
c
772,453
2,650,000 4.600%,  10/15/2038 3,215,453
2,700,000 4.650%,  7/15/2042 3,304,003
Cox Communications, Inc.
2,700,000 3.350%,  9/15/2026
c
2,865,831
Cumulus Media New Holdings,
Inc.
250,000 6.750%,  7/1/2026
c,d
259,375
Discovery Communications, LLC
1,600,000 4.900%,  3/11/2026 1,783,196
Front Range BidCo , Inc.
320,000 4.000%,  3/1/2027
c
315,446
GCI, LLC
100,000 4.750%,  10/15/2028
c
102,625
Level 3 Financing, Inc.
640,000 4.250%,  7/1/2028
c
633,600
Netflix, Inc.
1,200,000 4.875%,  4/15/2028 1,368,000
3,731,000 5.875%,  11/15/2028 4,486,528
1,800,000 6.375%,  5/15/2029 2,236,500
4,300,000 4.875%,  6/15/2030
c
5,014,875
Nexstar Escrow Corporation
640,000 5.625%,  7/15/2027
c
674,637
Omnicom Group, Inc.
1,300,000 4.200%,  6/1/2030 1,461,378
SBA Communications Corporation
320,000 3.125%,  2/1/2029
c
307,200
Sinclair Television Group, Inc.
640,000 5.875%,  3/15/2026
c
649,600
Sirius XM Radio, Inc.
640,000 4.125%,  7/1/2030
c
640,000
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 290,950
4,800,000 8.750%,  3/15/2032 7,200,000
Sprint Corporation
3,852,000 7.125%,  6/15/2024 4,324,467
4,500,000 7.625%,  2/15/2025 5,175,000
T-Mobile USA, Inc.
5,400,000 3.400%,  10/15/2052
c
5,375,086
2,400,000 3.750%,  4/15/2027 2,598,961
1,800,000 3.000%,  2/15/2041 1,757,351
Principal
Amount Long-Term Fixed Income (94.7%) Value
Communications Services (8.5%) - continued
VeriSign, Inc.
$ 640,000 4.750%,  7/15/2027 $ 664,800
Verizon Communications, Inc.
2,600,000 4.000%,  3/22/2050 2,985,405
2,400,000 3.700%,  3/22/2061 2,602,121
3,400,000
1.256%,  (LIBOR 3M +
1.100%), 5/15/2025
b
3,465,359
2,400,000 2.100%,  3/22/2028 2,404,571
1,591,000 1.680%,  10/30/2030 1,511,659
3,850,000 4.272%,  1/15/2036 4,515,992
4,200,000 3.400%,  3/22/2041 4,397,163
Viacom, Inc.
3,200,000 4.375%,  3/15/2043 3,640,580
Viasat , Inc.
140,000 5.625%,  9/15/2025
c
140,700
VTR Finance NV
70,000 6.375%,  7/15/2028
c
72,800
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,574,903
Ziggo BV
320,000 4.875%,  1/15/2030
c
328,192
Total 149,241,288
Consumer Cyclical (6.9%)
Amazon.com, Inc.
5,400,000 3.100%,  5/12/2051 5,765,161
Caesars Entertainment, Inc.
320,000 6.250%,  7/1/2025
c
335,880
Cedar Fair, LP
320,000 5.250%,  7/15/2029 328,000
Choice Hotels International, Inc.
3,100,000 3.700%,  1/15/2031 3,286,403
Daimler Trucks Finance North
America, LLC
4,500,000 2.375%,  12/14/2028
c
4,521,396
Darden Restaurants, Inc.
3,600,000 3.850%,  5/1/2027 3,897,078
Expedia Group, Inc.
7,800,000 3.250%,  2/15/2030 7,959,905
Ford Motor Credit Company, LLC
3,300,000 4.063%,  11/1/2024 3,472,161
4,150,000 4.125%,  8/17/2027 4,479,427
1,900,000 4.000%,  11/13/2030 2,044,020
General Motors Company
1,300,000 6.125%,  10/1/2025 1,493,348
5,425,000 6.800%,  10/1/2027 6,658,808
1,230,000 5.000%,  4/1/2035 1,451,610
General Motors Financial
Company, Inc.
2,510,000 4.000%,  1/15/2025 2,666,406
1,900,000 1.500%,  6/10/2026 1,869,429
2,800,000 2.700%,  6/10/2031 2,790,015
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,513,475
Hanesbrands, Inc.
640,000 4.625%,  5/15/2024
c
670,170
Home Depot, Inc.
2,680,000 4.250%,  4/1/2046 3,335,370
Hyundai Capital America
850,000 1.000%,  9/17/2024
c
835,311

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Consumer Cyclical (6.9%) - continued
$ 2,800,000 2.375%,  10/15/2027
c
$ 2,784,280
2,750,000 1.800%,  1/10/2028
c
2,657,546
Kohl's Corporation
4,350,000 3.375%,  5/1/2031 4,430,144
3,100,000 5.550%,  7/17/2045 3,614,531
L Brands, Inc.
320,000 6.625%,  10/1/2030
c
362,400
Lennar Corporation
1,900,000 4.500%,  4/30/2024 2,018,142
2,950,000 4.750%,  5/30/2025 3,227,462
Lowe's Companies, Inc.
4,750,000 2.625%,  4/1/2031 4,859,754
1,900,000 5.000%,  4/15/2040 2,385,702
Marriott International, Inc.
285,000 5.750%,  5/1/2025 320,808
6,900,000 4.625%,  6/15/2030 7,762,123
Mastercard , Inc.
1,400,000 3.850%,  3/26/2050 1,682,536
McDonald's Corporation
2,675,000 4.450%,  3/1/2047 3,262,689
MDC Holdings, Inc.
4,800,000 2.500%,  1/15/2031 4,642,715
Nissan Motor Company, Ltd.
1,900,000 3.522%,  9/17/2025
c
1,991,540
Royal Caribbean Cruises, Ltd.
320,000 9.125%,  6/15/2023
c
338,400
Six Flags Entertainment
Corporation
110,000 5.500%,  4/15/2027
c
113,850
Six Flags Theme Parks, Inc.
70,000 7.000%,  7/1/2025
c
74,756
Toll Brothers Finance Corporation
2,845,000 4.350%,  2/15/2028 3,115,275
4,300,000 3.800%,  11/1/2029 4,622,500
ViacomCBS , Inc.
2,700,000 4.200%,  5/19/2032 3,045,509
Volkswagen Group of America
Finance, LLC
2,500,000 3.350%,  5/13/2025
c
2,630,246
Wyndham Destinations, Inc.
320,000 6.625%,  7/31/2026
c
354,829
Total 120,671,110
Consumer Non-Cyclical (10.2%)
Abbott Laboratories
1,440,000 4.750%,  11/30/2036 1,837,616
2,500,000 6.000%,  4/1/2039 3,607,640
AbbVie, Inc.
1,800,000 2.950%,  11/21/2026 1,896,962
3,900,000 4.550%,  3/15/2035 4,689,317
3,100,000 4.300%,  5/14/2036 3,654,344
1,900,000 4.850%,  6/15/2044 2,381,032
Altria Group, Inc.
2,750,000 5.800%,  2/14/2039 3,305,449
Anheuser-Busch Companies, LLC
2,710,000 4.700%,  2/1/2036 3,270,455
Anheuser-Busch InBev Worldwide,
Inc.
3,075,000 4.000%,  4/13/2028 3,420,324
3,750,000 3.500%,  6/1/2030 4,110,193
2,050,000 4.600%,  4/15/2048 2,506,821
Principal
Amount Long-Term Fixed Income (94.7%) Value
Consumer Non-Cyclical (10.2%) - continued
$ 2,700,000 4.439%,  10/6/2048 $ 3,227,098
4,800,000 5.550%,  1/23/2049 6,640,598
AstraZeneca Finance, LLC
3,100,000 1.750%,  5/28/2028 3,081,968
AstraZeneca plc
3,000,000 1.375%,  8/6/2030 2,832,183
BAT Capital Corporation
2,550,000 3.222%,  8/15/2024 2,650,327
3,250,000 4.700%,  4/2/2027 3,575,157
5,000,000 2.259%,  3/25/2028 4,872,177
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
c
46,000
320,000 5.000%,  2/15/2029
c
282,400
Becton, Dickinson and Company
3,000,000 3.794%,  5/20/2050 3,366,217
3,100,000 3.700%,  6/6/2027 3,378,296
Boston Scientific Corporation
1,950,000 3.750%,  3/1/2026 2,094,802
Bunge, Ltd. Finance Corporation
2,650,000 2.750%,  5/14/2031 2,689,440
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
c
1,869,777
Centene Corporation
160,000 4.250%,  12/15/2027 166,800
480,000 4.625%,  12/15/2029 517,661
5,855,000 3.375%,  2/15/2030 5,962,673
3,000,000 2.500%,  3/1/2031 2,920,545
2,200,000 2.625%,  8/1/2031 2,156,000
Cigna Corporation
2,850,000 2.400%,  3/15/2030 2,875,139
Constellation Brands, Inc.
1,700,000 4.400%,  11/15/2025 1,863,384
640,000 3.500%,  5/9/2027 687,735
CVS Health Corporation
1,950,000 4.250%,  4/1/2050 2,356,800
600,000 3.875%,  7/20/2025 644,813
1,300,000 3.625%,  4/1/2027 1,410,630
2,800,000 2.125%,  9/15/2031 2,741,949
Danaher Corporation
1,600,000 2.800%,  12/10/2051 1,577,769
Dentsply Sirona, Inc.
1,750,000 3.250%,  6/1/2030 1,848,463
Encompass Health Corporation
350,000 4.500%,  2/1/2028 360,062
HCA, Inc.
510,000 5.375%,  2/1/2025 560,490
5,000,000 5.875%,  2/15/2026 5,639,400
3,600,000 3.500%,  9/1/2030 3,804,750
HLF Financing SARL, LLC
320,000 4.875%,  6/1/2029
c
313,984
Imperial Brands Finance plc
2,700,000 3.500%,  7/26/2026
c
2,837,687
JBS Finance Luxembourg SARL
2,350,000 3.625%,  1/15/2032
c
2,358,836
JBS USA LUX SA
3,400,000 3.000%,  5/15/2032
c
3,400,000
JBS USA, LLC
320,000 6.500%,  4/15/2029
c
352,003
1,200,000 5.500%,  1/15/2030
c
1,305,000

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Consumer Non-Cyclical (10.2%) - continued
Kraft Foods Group, Inc.
$ 230,000 5.000%,  6/4/2042 $ 286,110
Kraft Heinz Foods Company
1,900,000 5.500%,  6/1/2050 2,572,383
1,184,000 3.000%,  6/1/2026 1,238,408
450,000 3.750%,  4/1/2030 485,741
1,770,000 4.375%,  6/1/2046 2,072,671
1,850,000 4.875%,  10/1/2049 2,323,493
Kroger Company
2,700,000 2.650%,  10/15/2026 2,805,503
Mylan, Inc.
2,500,000 4.550%,  4/15/2028 2,798,319
Newell Rubbermaid, Inc.
1,600,000 4.700%,  4/1/2026 1,744,408
2,200,000 6.000%,  4/1/2046 2,822,688
Par Pharmaceutical, Inc.
640,000 7.500%,  4/1/2027
c
654,035
QBE Insurance Group, Ltd.
2,575,000 5.875%,  5/12/2025
b,c,e
2,781,000
Reckitt Benckiser Treasury
Services plc
2,130,000 2.750%,  6/26/2024
c
2,200,882
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,895,465
Roche Holdings, Inc.
2,200,000 2.607%,  12/13/2051
c
2,160,409
Royalty Pharma plc
2,550,000 1.750%,  9/2/2027 2,505,313
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
c
1,195,082
Sysco Corporation
3,200,000 6.600%,  4/1/2050 4,971,122
1,000,000 6.600%,  4/1/2040 1,448,576
Teleflex, Inc.
400,000 4.250%,  6/1/2028
c
412,076
Tenet Healthcare Corporation
640,000 5.125%,  11/1/2027
c
666,400
Thermo Fisher Scientific, Inc.
2,500,000 2.800%,  10/15/2041 2,529,009
Tyson Foods, Inc.
1,280,000 3.550%,  6/2/2027 1,377,810
UnitedHealth Group, Inc.
1,240,000 4.750%,  7/15/2045 1,623,250
3,225,000 4.450%,  12/15/2048 4,115,585
Universal Health Services, Inc.
4,600,000 2.650%,  1/15/2032
c
4,520,197
VRX Escrow Corporation
261,000 6.125%,  4/15/2025
c
265,844
Total 178,420,945
Energy (7.7%)
Antero Resources Corporation
320,000 5.375%,  3/1/2030
c
342,080
BP Capital Markets America, Inc.
2,560,000 3.017%,  1/16/2027 2,702,294
950,000 3.543%,  4/6/2027 1,025,988
Buckeye Partners, LP
350,000 4.125%,  3/1/2025
c
361,375
Canadian Natural Resources, Ltd.
2,700,000 2.950%,  7/15/2030 2,733,444
Principal
Amount Long-Term Fixed Income (94.7%) Value
Energy (7.7%) - continued
Cenovus Energy, Inc.
$ 2,400,000 5.375%,  7/15/2025 $ 2,648,459
Cheniere Corpus Christi Holdings,
LLC
3,250,000 3.700%,  11/15/2029 3,481,256
Cheniere Energy Partners, LP
4,560,000 4.500%,  10/1/2029 4,833,600
4,800,000 4.000%,  3/1/2031 5,034,960
CNX Resources Corporation
320,000 6.000%,  1/15/2029
c
332,800
Continental Resources, Inc.
1,200,000 2.268%,  11/15/2026
c
1,191,000
3,100,000 4.375%,  1/15/2028 3,351,255
3,250,000 5.750%,  1/15/2031
c
3,827,265
Coterra Energy, Inc.
2,850,000 4.375%,  6/1/2024
c
3,013,942
Devon Energy Corporation
3,062,000 5.250%,  9/15/2024 3,312,866
3,185,000 4.500%,  1/15/2030 3,419,399
2,290,000 7.950%,  4/15/2032 3,208,494
Devon Financing Corporation, ULC
1,900,000 7.875%,  9/30/2031 2,687,872
Diamondback Energy, Inc.
3,600,000 3.500%,  12/1/2029 3,817,466
DT Midstream, Inc.
320,000 4.125%,  6/15/2029
c
327,600
Enbridge, Inc.
1,850,000 5.750%,  7/15/2080
b
2,053,500
Energy Transfer, LP
3,980,000 4.200%,  4/15/2027 4,318,555
3,500,000 4.000%,  10/1/2027 3,758,011
3,650,000 3.750%,  5/15/2030 3,867,744
4,000,000 6.000%,  6/15/2048 4,969,314
Enterprise Products Operating,
LLC
3,200,000 3.200%,  2/15/2052 3,137,520
1,490,000 3.700%,  2/15/2026 1,598,199
2,700,000 4.875%,  8/16/2077
b
2,531,100
EQM Midstream Partners, LP
320,000 5.500%,  7/15/2028 349,602
EQT Corporation
640,000 3.900%,  10/1/2027 686,413
Equinor ASA
2,575,000 3.125%,  4/6/2030 2,766,372
MPLX, LP
2,950,000 4.875%,  6/1/2025 3,228,066
3,250,000 4.800%,  2/15/2029 3,710,907
Murphy Oil Corporation
250,000 5.875%,  12/1/2027 258,118
National Fuel Gas Company
4,186,000 5.500%,  1/15/2026 4,677,179
Newfield Exploration Company
2,320,000 5.625%,  7/1/2024 2,553,812
4,756,000 5.375%,  1/1/2026 5,272,108
Petroleos Mexicanos
4,150,000 7.690%,  1/23/2050 4,004,750
2,550,000 6.500%,  3/13/2027 2,720,442
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,736,683

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Energy (7.7%) - continued
Plains All American Pipeline, LP
$ 2,700,000 3.800%,  9/15/2030 $ 2,819,455
Schlumberger Holdings
Corporation
2,750,000 3.900%,  5/17/2028
c
2,970,573
Suncor Energy, Inc.
2,900,000 3.100%,  5/15/2025 3,029,513
Tallgrass Energy Finance
Corporation
320,000 5.500%,  1/15/2028
c
317,200
Western Gas Partners, LP
6,800,000 4.650%,  7/1/2026 7,401,086
Williams Companies, Inc.
2,450,000 7.500%,  1/15/2031 3,313,638
Williams Partners, LP
1,600,000 3.750%,  6/15/2027 1,727,324
2,000,000 4.850%,  3/1/2048 2,430,055
Total 133,860,654
Financials (31.2%)
AerCap Ireland Capital DAC
1,900,000 6.500%,  7/15/2025 2,171,205
1,500,000 4.625%,  10/15/2027 1,659,309
3,800,000 3.875%,  1/23/2028
d
4,029,328
2,400,000 3.400%,  10/29/2033 2,443,474
1,800,000 3.850%,  10/29/2041 1,874,948
Air Lease Corporation
260,000 4.250%,  9/15/2024 276,513
4,100,000 4.650%,  6/15/2026
b,e
4,248,625
1,850,000 3.625%,  4/1/2027 1,940,332
3,150,000 2.100%,  9/1/2028 3,037,917
2,500,000 3.000%,  2/1/2030 2,495,246
Aircastle , Ltd.
3,700,000 5.250%,  8/11/2025
c
4,068,540
3,000,000 2.850%,  1/26/2028
c
3,017,363
Allianz SE
3,200,000 3.200%,  10/30/2027
b,c,e
3,072,000
Ally Financial, Inc.
4,050,000 5.750%,  11/20/2025 4,567,710
5,250,000 8.000%,  11/1/2031 7,431,739
American Express Company
2,750,000 3.550%,  9/15/2026
b,e
2,754,812
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,519,055
American International Group, Inc.
2,700,000 4.200%,  4/1/2028 3,011,949
Ares Capital Corporation
3,600,000 3.875%,  1/15/2026 3,794,018
2,950,000 2.150%,  7/15/2026 2,909,755
Associated Banc-Corporation
2,150,000 4.250%,  1/15/2025 2,276,852
Australia and New Zealand
Banking Group, Ltd.
3,200,000 2.950%,  7/22/2030
b,c
3,279,551
2,500,000 2.570%,  11/25/2035
b,c
2,393,789
Aviation Capital Group, LLC
5,950,000 5.500%,  12/15/2024
c
6,509,823
Avolon Holdings Funding, Ltd.
1,300,000 5.250%,  5/15/2024
c
1,394,631
1,800,000 5.500%,  1/15/2026
c
1,989,214
1,500,000 4.250%,  4/15/2026
c
1,589,542
Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (31.2%) - continued
$ 5,400,000 4.375%,  5/1/2026
c
$ 5,783,717
Banco Bilbao Vizcaya Argentaria
SA
2,600,000 6.500%,  3/5/2025
b,e
2,759,250
Banco del Estado de Chile
3,850,000 2.704%,  1/9/2025
c
3,927,038
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,307,488
5,000,000 4.750%,  11/12/2026
b,e
4,996,450
1,800,000 4.379%,  4/12/2028 2,007,182
2,000,000 3.490%,  5/28/2030 2,111,288
Bank of America Corporation
2,330,000 4.200%,  8/26/2024 2,497,431
2,860,000 6.500%,  10/23/2024
b,e
3,131,614
2,200,000 4.000%,  1/22/2025 2,349,574
1,750,000 3.950%,  4/21/2025 1,870,577
8,150,000 3.705%,  4/24/2028
b
8,844,640
1,800,000 4.271%,  7/23/2029
b
2,006,895
1,825,000 3.974%,  2/7/2030
b
2,010,301
2,720,000 3.194%,  7/23/2030
b
2,868,481
6,200,000 1.922%,  10/24/2031
b
5,936,233
3,500,000 2.572%,  10/20/2032
b
3,516,814
1,800,000 4.244%,  4/24/2038
b
2,112,007
4,900,000 3.311%,  4/22/2042
b
5,149,998
1,860,000 2.831%,  10/24/2051
b
1,826,140
Bank of New York Mellon
Corporation
1,925,000 4.700%,  9/20/2025
b,e
2,053,494
Bank of Nova Scotia
4,250,000 4.900%,  6/4/2025
b,e
4,554,141
Barclays plc
3,200,000 7.875%,  3/15/2022
b,e
3,236,000
650,000 8.000%,  6/15/2024
b,e
718,432
3,100,000 6.125%,  12/15/2025
b,e
3,354,510
1,280,000 4.836%,  5/9/2028 1,410,019
2,400,000 4.972%,  5/16/2029
b
2,737,488
3,100,000 2.645%,  6/24/2031
b
3,086,720
Berkshire Hathaway Finance
Corporation
1,600,000 2.850%,  10/15/2050 1,576,476
1,950,000 4.250%,  1/15/2049 2,394,379
BNP Paribas SA
4,950,000 6.625%,  3/25/2024
b,c,e
5,327,685
Boston Properties, LP
1,900,000 3.250%,  1/30/2031 1,990,628
BPCE SA
265,000 5.700%,  10/22/2023
c
284,861
2,190,000 5.150%,  7/21/2024
c
2,371,651
Brandywine Operating
Partnership, LP
3,100,000 3.950%,  11/15/2027 3,331,877
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,492,014
CANPACK SA
320,000 3.125%,  11/1/2025
c
320,000
Capital One Financial Corporation
2,690,000 4.200%,  10/29/2025 2,930,113
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,e
2,779,500
1,750,000 4.000%,  6/1/2026
b,e
1,785,000
3,100,000 4.000%,  12/1/2030
b,e
3,131,000

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (31.2%) - continued
CIT Group, Inc.
$ 1,930,000 5.250%,  3/7/2025 $ 2,126,146
7,100,000 6.125%,  3/9/2028 8,573,250
Citigroup, Inc.
2,700,000 4.700%,  1/30/2025
b,e
2,727,540
4,370,000 4.400%,  6/10/2025 4,759,050
2,305,000 5.500%,  9/13/2025 2,606,780
2,490,000 4.450%,  9/29/2027 2,776,400
2,000,000 3.668%,  7/24/2028
b
2,157,083
3,000,000 4.075%,  4/23/2029
b
3,308,389
2,750,000 2.520%,  11/3/2032
b
2,746,743
CNA Financial Corporation
1,870,000 7.250%,  11/15/2023 2,074,478
650,000 3.950%,  5/15/2024 685,781
2,750,000 3.450%,  8/15/2027 2,956,948
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,e
2,289,000
Commerzbank AG
3,200,000 8.125%,  9/19/2023
c
3,525,930
CoreStates Capital III
2,440,000
0.726%,  (LIBOR 3M +
0.570%), 2/15/2027
b,c
2,373,384
Corporate Office Properties, LP
2,175,000 2.250%,  3/15/2026 2,199,676
Credit Acceptance Corporation
160,000 5.125%,  12/31/2024
c
164,000
Credit Agricole SA
2,400,000 6.875%,  9/23/2024
b,c,e
2,619,000
Credit Suisse Group AG
3,950,000 7.500%,  7/17/2023
b,c,e
4,177,125
4,000,000 7.250%,  9/12/2025
b,c,e
4,395,520
3,100,000 2.193%,  6/5/2026
b,c
3,117,326
3,700,000 5.250%,  2/11/2027
b,c,e
3,820,250
3,100,000 4.282%,  1/9/2028
c
3,365,066
Deutsche Bank AG
6,000,000 6.000%,  10/30/2025
b,e
6,232,500
1,350,000 3.961%,  11/26/2025
b
1,425,531
2,200,000 2.311%,  11/16/2027
b
2,199,020
Discover Bank
3,490,000 4.682%,  8/9/2028
b
3,647,490
Diversified Healthcare Trust
320,000 4.375%,  3/1/2031 307,333
Drawbridge Special Opportunities
Fund, LP
480,000 3.875%,  2/15/2026
c
488,913
Duke Realty, LP
1,750,000 1.750%,  2/1/2031 1,655,858
EPR Properties
1,976,000 4.950%,  4/15/2028 2,132,175
3,700,000 3.750%,  8/15/2029 3,734,261
First Horizon Bank
2,000,000 5.750%,  5/1/2030 2,392,189
First Horizon National Corporation
2,900,000 4.000%,  5/26/2025 3,100,307
FS KKR Capital Corporation
2,700,000 1.650%,  10/12/2024 2,648,813
3,100,000 4.250%,  2/14/2025
c
3,244,424
4,950,000 3.400%,  1/15/2026 5,026,674
GE Capital International Funding
Company
5,535,000 4.418%,  11/15/2035 6,605,249
Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (31.2%) - continued
Glitnir HoldCo ehf ., Convertible
$ 362 Zero Coupon,  12/31/2030
g
$ 0
Global Net Lease, Inc.
320,000 3.750%,  12/15/2027
c
312,518
Goldman Sachs Group, Inc.
3,200,000 4.950%,  2/10/2025
b,e
3,320,000
2,490,000 4.250%,  10/21/2025 2,715,480
1,350,000 3.800%,  5/10/2026
b,e
1,343,250
3,100,000 3.691%,  6/5/2028
b
3,338,217
4,250,000 3.814%,  4/23/2029
b
4,622,951
3,100,000 4.223%,  5/1/2029
b
3,443,563
HSBC Holdings plc
2,560,000 4.300%,  3/8/2026 2,805,196
1,800,000 4.000%,  3/9/2026
b,d,e
1,788,750
1,600,000 6.000%,  5/22/2027
b,e
1,722,000
1,920,000 4.041%,  3/13/2028
b
2,075,409
2,100,000 4.600%,  12/17/2030
b,e
2,098,278
Icahn Enterprises, LP
640,000 6.250%,  5/15/2026 666,400
iStar , Inc.
640,000 4.250%,  8/1/2025 654,400
J.P. Morgan Chase & Company
1,850,000 5.150%,  5/1/2023
b,e
1,895,270
1,250,000 6.000%,  8/1/2023
b,e
1,303,125
5,000,000 5.000%,  8/1/2024
b,e
5,137,500
3,200,000 4.600%,  2/1/2025
b,e
3,284,000
2,400,000 2.950%,  10/1/2026 2,533,544
3,200,000 2.956%,  5/13/2031
b
3,313,196
1,200,000 2.580%,  4/22/2032
b
1,215,419
1,600,000 3.882%,  7/24/2038
b
1,816,001
3,150,000 5.500%,  10/15/2040 4,284,930
2,400,000 3.157%,  4/22/2042
b
2,505,313
JPMorgan Chase & Company
2,900,000 2.545%,  11/8/2032
b
2,916,304
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,860,566
Kimco Realty Corporation
4,100,000 3.300%,  2/1/2025 4,309,233
Lloyds Bank plc
1,910,000 4.650%,  3/24/2026 2,102,641
Lloyds Banking Group plc
1,950,000 7.500%,  6/27/2024
b,e
2,155,940
1,300,000 7.500%,  9/27/2025
b,e
1,469,278
1,900,000 2.438%,  2/5/2026
b
1,937,017
LPL Holdings, Inc.
320,000 4.000%,  3/15/2029
c
327,600
M&T Bank Corporation
2,200,000 3.500%,  9/1/2026
b,e
2,155,560
Massachusetts Mutual Life
Insurance Company
4,600,000 3.200%,  12/1/2061
*
4,530,198
MetLife, Inc.
2,550,000 3.850%,  9/15/2025
b,e
2,601,000
MGM Growth Properties Operating
Partnership, LP
2,400,000 4.625%,  6/15/2025
c
2,558,616
640,000 4.500%,  9/1/2026 688,000
3,500,000 5.750%,  2/1/2027
d
3,955,000
Mizuho Financial Group, Inc.
2,100,000 1.979%,  9/8/2031
b
2,020,323

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (31.2%) - continued
Morgan Stanley
$ 1,870,000 4.000%,  7/23/2025 $ 2,026,594
1,860,000 5.300%,  12/15/2025
b,d,e
1,929,750
1,280,000 3.125%,  7/27/2026 1,355,933
2,510,000 4.350%,  9/8/2026 2,774,398
3,350,000 3.622%,  4/1/2031
b
3,650,472
3,100,000 1.794%,  2/13/2032
b
2,934,290
3,900,000 3.217%,  4/22/2042
b
4,085,836
1,570,000 4.300%,  1/27/2045 1,930,508
MPT Operating Partnership, LP
640,000 5.000%,  10/15/2027 669,600
Nationwide Building Society
2,490,000 3.900%,  7/21/2025
c
2,685,345
1,920,000 4.000%,  9/14/2026
c
2,061,325
Nationwide Mutual Insurance
Company
2,725,000 4.350%,  4/30/2050
c
3,121,181
NatWest Group plc
2,750,000 4.269%,  3/22/2025
b
2,910,181
1,000,000 3.754%,  11/1/2029
b
1,042,703
1,850,000 4.600%,  6/28/2031
b,e
1,813,000
3,600,000 3.032%,  11/28/2035
b
3,552,080
Nippon Life Insurance Company
1,750,000 5.100%,  10/16/2044
b,c
1,883,438
2,550,000 3.400%,  1/23/2050
b,c
2,632,875
Omega Healthcare Investors, Inc.
525,000 3.625%,  10/1/2029 544,907
5,600,000 3.375%,  2/1/2031 5,640,582
Owl Rock Capital Corporation
2,300,000 4.250%,  1/15/2026 2,418,612
4,350,000 3.400%,  7/15/2026 4,419,880
Owl Rock Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
c
1,545,066
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
c
2,982,282
PNC Financial Services Group,
Inc.
2,150,000 3.400%,  9/15/2026
b,e
2,116,116
Preferred Term Securities XXIII,
Ltd.
170,976
0.403%,  (LIBOR 3M +
0.200%), 12/22/2036
b,c
145,244
Prudential Financial, Inc.
1,725,000 5.200%,  3/15/2044
b
1,796,369
2,750,000 3.700%,  10/1/2050
b
2,781,866
Radian Group, Inc.
320,000 4.875%,  3/15/2027 343,380
Realty Income Corporation
250,000 4.625%,  11/1/2025 277,093
3,100,000 3.400%,  1/15/2028 3,343,188
1,850,000 2.850%,  12/15/2032 1,919,739
Regency Centers, LP
1,560,000 3.600%,  2/1/2027 1,681,257
Regions Financial Corporation
2,600,000 5.750%,  6/15/2025
b,d,e
2,847,000
Reinsurance Group of America,
Inc.
2,550,000 4.700%,  9/15/2023 2,699,566
Santander UK Group Holdings plc
2,500,000 4.750%,  9/15/2025
c
2,726,673
Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (31.2%) - continued
Service Properties Trust
$ 240,000 4.750%,  10/1/2026 $ 233,401
Simon Property Group, LP
1,800,000 3.800%,  7/15/2050 2,018,446
3,100,000 3.250%,  9/13/2049 3,173,860
Societe Generale SA
3,100,000 5.375%,  11/18/2030
b,c,e
3,256,240
Spirit Realty, LP
1,900,000 2.100%,  3/15/2028 1,849,273
3,250,000 3.400%,  1/15/2030 3,417,939
1,850,000 3.200%,  2/15/2031 1,911,928
SVB Financial Group
4,700,000 4.000%,  5/15/2026
b,e
4,723,500
Synchrony Financial
450,000 4.250%,  8/15/2024 476,609
1,950,000 3.950%,  12/1/2027 2,093,948
Truist Financial Corporation
1,450,000 4.950%,  9/1/2025
b,e
1,555,693
UBS Group Funding Jersey, Ltd.
1,490,000 4.125%,  9/24/2025
c
1,608,681
UBS Group Funding Switzerland
AG
2,560,000 4.253%,  3/23/2028
c
2,835,073
Ventas Realty, LP
1,280,000 3.500%,  2/1/2025 1,349,314
VICI Properties, LP
180,000 4.250%,  12/1/2026
c
187,465
180,000 4.625%,  12/1/2029
c
191,561
Wells Fargo & Company
3,300,000 3.900%,  3/15/2026
b,e
3,390,750
1,560,000 3.000%,  4/22/2026 1,638,642
3,200,000 2.393%,  6/2/2028
b
3,252,253
4,250,000 4.478%,  4/4/2031
b
4,937,300
Welltower , Inc.
1,450,000 4.000%,  6/1/2025 1,561,635
2,500,000 2.050%,  1/15/2029 2,460,440
Westpac Banking Corporation
1,900,000 2.894%,  2/4/2030
b
1,940,745
3,150,000 2.963%,  11/16/2040 3,089,488
Total 545,246,447
Foreign Government (0.4%)
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
c
1,060,437
Egypt Government International
Bond
4,100,000 5.800%,  9/30/2027
c
3,937,927
Qatar Government International
Bond
1,900,000 4.500%,  4/23/2028
c
2,181,580
Total 7,179,944
Technology (5.5%)
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,879,505
1,920,000 3.750%,  9/12/2047 2,244,737
Baidu, Inc.
1,900,000 2.375%,  10/9/2030 1,842,807

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Technology (5.5%) - continued
Broadcom Corporation
$ 3,118,000 3.875%,  1/15/2027 $ 3,380,821
Broadcom, Inc.
2,700,000 5.000%,  4/15/2030 3,143,405
6,882,000 3.469%,  4/15/2034
c
7,203,180
2,700,000 3.187%,  11/15/2036
c
2,695,297
Dell International, LLC
4,725,000 6.020%,  6/15/2026 5,461,398
1,300,000 6.100%,  7/15/2027 1,550,659
1,600,000 3.375%,  12/15/2041
c
1,581,826
1,087,000 8.350%,  7/15/2046 1,807,146
Equinix , Inc.
2,700,000 2.000%,  5/15/2028 2,649,994
Fiserv, Inc.
2,725,000 3.200%,  7/1/2026 2,881,205
6,000,000 2.650%,  6/1/2030 6,088,172
Gartner, Inc.
320,000 3.750%,  10/1/2030
c
327,168
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
c
662,387
Marvell Technology, Inc.
1,900,000 4.875%,  6/22/2028 2,176,143
2,100,000 2.950%,  4/15/2031 2,139,770
Micron Technology, Inc.
2,750,000 5.327%,  2/6/2029 3,257,238
3,050,000 4.663%,  2/15/2030 3,515,064
NXP Funding, LLC
1,900,000 3.150%,  5/1/2027
c
1,998,085
1,800,000 5.550%,  12/1/2028
c
2,155,730
1,900,000 4.300%,  6/18/2029
c
2,128,629
2,650,000 3.250%,  5/11/2041
c
2,738,946
Oracle Corporation
3,600,000 3.950%,  3/25/2051 3,737,186
2,700,000 4.300%,  7/8/2034 2,990,422
2,650,000 4.000%,  7/15/2046 2,750,493
Panasonic Corporation
2,900,000 3.113%,  7/19/2029
c
3,082,003
Qorvo , Inc.
5,000,000 3.375%,  4/1/2031
c
5,089,700
Salesforce.com, Inc.
2,600,000 2.900%,  7/15/2051 2,646,043
Switch, Ltd.
265,000 3.750%,  9/15/2028
c
266,988
Teledyne Technologies, Inc.
3,000,000 2.250%,  4/1/2028 2,997,813
Tencent Holdings, Ltd.
1,800,000 3.680%,  4/22/2041
c
1,868,155
Texas Instruments, Inc.
2,200,000 4.150%,  5/15/2048 2,744,505
VMware, Inc.
3,100,000 2.200%,  8/15/2031 3,044,805
Total 96,727,425
Transportation (3.6%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b
3,312,000
Aircastle , Ltd.
1,515,000 4.400%,  9/25/2023 1,587,384
American Airlines, Inc.
3,150,000 11.750%,  7/15/2025
c
3,886,312
Principal
Amount Long-Term Fixed Income (94.7%) Value
Transportation (3.6%) - continued
$ 2,220,000 5.500%,  4/20/2026
c
$ 2,308,522
3,100,000 5.750%,  4/20/2029
c
3,313,032
Boeing Company
5,200,000 3.250%,  2/1/2028 5,418,347
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 3,201,287
2,700,000 4.050%,  6/15/2048 3,246,942
CSX Corporation
1,900,000 2.400%,  2/15/2030 1,929,427
Delta Air Lines, Inc.
1,120,051 4.250%,  7/30/2023 1,156,933
1,543,000 7.000%,  5/1/2025
c
1,764,281
3,000,000 7.375%,  1/15/2026 3,531,891
4,850,000 4.750%,  10/20/2028
c
5,296,110
ERAC USA Finance, LLC
3,030,000 4.200%,  11/1/2046
c
3,563,515
FedEx Corporation
2,500,000 3.250%,  5/15/2041 2,553,849
Mileage Plus Holdings, LLC
5,500,000 6.500%,  6/20/2027
c
5,871,250
Southwest Airlines Company
2,725,000 5.250%,  5/4/2025 3,026,611
3,300,000 5.125%,  6/15/2027 3,772,634
2,400,000 2.625%,  2/10/2030
d
2,396,446
United Airlines Pass Through Trust
1,053,961 3.750%,  9/3/2026 1,100,932
United Airlines, Inc.
350,000 4.375%,  4/15/2026
c
364,957
300,000 4.625%,  4/15/2029
c
309,375
Total 62,912,037
U.S. Government & Agencies (2.7%)
U.S. Treasury Bonds
16,800,000 2.000%,  8/15/2051 17,125,500
3,000,000 1.875%,  11/15/2051 2,976,094
4,500,000 2.250%,  5/15/2041 4,726,406
U.S. Treasury Notes
23,500,000 0.250%,  6/15/2024 23,153,926
Total 47,981,926
Utilities (7.7%)
Ameren Illinois Company
1,950,000 4.500%,  3/15/2049 2,480,393
American Electric Power
Company, Inc.
3,200,000 3.875%,  2/15/2062
b
3,248,588
American Water Capital
Corporation
3,200,000 3.450%,  5/1/2050 3,403,976
Berkshire Hathaway Energy
Company
2,575,000 4.450%,  1/15/2049 3,180,339
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030 2,651,957
CenterPoint Energy, Inc.
3,250,000 2.950%,  3/1/2030 3,352,690
2,150,000 2.650%,  6/1/2031 2,179,139
CMS Energy Corporation
2,560,000 3.450%,  8/15/2027 2,745,425

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Utilities (7.7%) - continued
Consolidated Edison Company of
New York, Inc.
$ 2,750,000 4.125%,  5/15/2049 $ 3,147,895
Dominion Energy, Inc.
2,150,000 3.071%,  8/15/2024 2,225,459
2,250,000 4.650%,  12/15/2024
b,e
2,345,625
2,650,000 4.350%,  1/15/2027
b,e
2,736,125
Duke Energy Corporation
4,300,000 3.250%,  1/15/2082
b
4,191,205
4,350,000 3.500%,  6/15/2051 4,491,609
2,840,000 3.150%,  8/15/2027 2,987,180
2,700,000 3.750%,  9/1/2046 2,880,619
Edison International
5,600,000 5.750%,  6/15/2027 6,384,875
Enel Finance International NV
2,250,000 2.875%,  7/12/2041
c
2,157,241
Energy Transfer, LP
2,100,000 6.500%,  11/15/2026
b,e
2,136,750
Entergy Corporation
3,000,000 2.400%,  6/15/2031 2,954,664
Exelon Corporation
370,000 3.950%,  6/15/2025 395,290
FirstEnergy Corporation
3,480,000 4.400%,  7/15/2027 3,748,087
1,300,000 5.350%,  7/15/2047 1,545,381
FirstEnergy Transmission, LLC
4,300,000 2.866%,  9/15/2028
c
4,307,885
3,150,000 5.450%,  7/15/2044
c
3,975,127
Georgia Power Company
3,000,000 3.250%,  3/15/2051 3,008,857
2,700,000 2.650%,  9/15/2029 2,751,974
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 2,005,410
NextEra Energy Operating
Partners, LP
640,000 3.875%,  10/15/2026
c
677,760
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 2,260,718
NiSource, Inc.
1,950,000 3.600%,  5/1/2030 2,101,754
NRG Energy, Inc.
1,200,000 2.450%,  12/2/2027
c
1,189,031
3,950,000 3.375%,  2/15/2029
c
3,870,605
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 2,832,437
Pacific Gas and Electric Company
5,400,000 4.950%,  7/1/2050 5,880,904
1,900,000 3.300%,  12/1/2027 1,931,177
8,800,000 4.550%,  7/1/2030 9,514,535
3,000,000 4.200%,  6/1/2041 3,019,132
San Diego Gas and Electric
Company
2,700,000 4.150%,  5/15/2048 3,211,465
Sempra Energy
2,700,000 3.250%,  6/15/2027 2,847,757
Southern Company
5,130,000 3.250%,  7/1/2026 5,426,936
3,100,000 4.000%,  1/15/2051
b
3,169,750
2,150,000 3.750%,  9/15/2051
b
2,150,000
Principal
Amount Long-Term Fixed Income (94.7%) Value
Utilities (7.7%) - continued
TerraForm Power Operating, LLC
$ 640,000 5.000%,  1/31/2028
c
$ 677,888
Total 134,381,614
Total Long-Term Fixed Income
(cost $1,591,011,591) 1,656,233,146
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
7,808,607 Thrivent Cash Management Trust 7,808,607
Total Collateral Held for
Securities Loaned
(cost $7,808,607) 7,808,607
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
22,500 Cobank ACB, 6.250%
b,e
2,272,500
Total 2,272,500
Total Preferred Stock
(cost $2,250,000) 2,272,500
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g,h
8,094
Total 8,094
Energy (<0.1%)
199 Vantage Drilling International
h
1,144
Total 1,144
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
g,h
1
Total 1
Total Common Stock
(cost $7,301) 9,239
Shares or
Principal
Amount Short-Term Investments ( 4.0% ) Value
Federal Home Loan Bank Discount
Notes
800,000 0.050%, 2/2/2022
i,j
799,986
Thrivent Core Short-Term Reserve
Fund
6,849,352 0.200% 68,493,522
Total Short-Term Investments
(cost $69,293,299) 69,293,508
Total Investments (cost
$1,675,359,196) 99.6% $1,740,606,497
Other Assets and Liabilities, Net
0.4% 7,665,375
Total Net Assets 100.0% $1,748,271,872

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $384,347,944 or
22.0% of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f All or a portion of the security is insured or guaranteed.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of December 31, 2021 was $4,530,198 or
0.26% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of December 31, 2021.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 4,563,982
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
December 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 7,543,146
Total lending $7,543,146
Gross amount payable upon return of
collateral for securities loaned $7,808,607
Net amounts due to counterparty $265,461
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 74,304,836
Gross unrealized depreciation (8,473,646)
Net unrealized appreciation (depreciation) $ 65,831,190
Cost for federal income tax purposes $ 1,674,814,867

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 96,500 – 96,500 –
Communications Services 928,383 – 928,383 –
Consumer Cyclical 2,222,641 – 2,222,641 –
Consumer Non-Cyclical 1,340,605 – 1,340,605 –
Technology 401,368 – 401,368 –
Long-Term Fixed Income
Asset-Backed Securities 73,630,615 – 73,630,615 –
Basic Materials 41,018,905 – 41,018,905 –
Capital Goods 64,682,371 – 64,682,371 –
Collateralized Mortgage Obligations 277,865 – 277,865 –
Communications Services 149,241,288 – 149,241,288 –
Consumer Cyclical 120,671,110 – 120,671,110 –
Consumer Non-Cyclical 178,420,945 – 178,420,945 –
Energy 133,860,654 – 133,860,654 –
Financials^ 545,246,447 – 545,246,447 0
Foreign Government 7,179,944 – 7,179,944 –
Technology 96,727,425 – 96,727,425 –
Transportation 62,912,037 – 62,912,037 –
U.S. Government & Agencies 47,981,926 – 47,981,926 –
Utilities 134,381,614 – 134,381,614 –
Preferred Stock
Financials 2,272,500 – 2,272,500 –
Common Stock
Communications Services 8,094 – – 8,094
Energy 1,144 1,144 – –
Financials 1 – – 1
Short-Term Investments 799,986 – 799,986 –
Subtotal Investments in Securities $1,664,304,368 $1,144 $1,664,295,129 $8,095
Other Investments  * Total
Affiliated Short-Term Investments 68,493,522
Collateral Held for Securities Loaned 7,808,607
Subtotal Other Investments $76,302,129
Total Investments at Value $1,740,606,497
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 39,560 39,560 – –
Total Asset Derivatives $39,560 $39,560 $– $–

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling $799,987 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 206 March 2022 $ 33,010,565 $ 39,560
Total Futures Long Contracts $ 33,010,565 $ 39,560
Total Futures Contracts $ 33,010,565 $39,560
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 39,560
Total Interest Rate Contracts 39,560
Total Asset Derivatives $39,560
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,680,542)
Total Interest Rate Contracts
(1,680,542)
Total ($1,680,542)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 333,137
Total Interest Rate Contracts 333,137
Total $333,137
The following table presents Income Portfolio's average volume of derivative activity during the period ended December 31, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $33,226,001

Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $69,786 $704,722 $706,014 $68,494 6,849 3.9%
Total Affiliated Short-Term Investments 69,786 68,494 3.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,432 141,784 150,407 7,809 7,809 0.5
Total Collateral Held for Securities Loaned 16,432 7,809 0.5
Total Value $86,218 $76,303
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $111 $(111) $ – $119
Total Income/Non Income Cash from Affiliated
Investments $119
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 3 21
Total Affiliated Income from Securities Loaned, Net $21
Total Value $111 $(111) $ 3

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 91.5% ) Value
Australia (6.7%)
212,577 AGL Energy, Ltd. $ 949,743
28,799 ALS, Ltd. 274,183
25,337 Alumina, Ltd. 34,466
905,582 AMP, Ltd.
a
665,638
52,334 ARB Corporation, Ltd. 1,999,973
486,542 Aristocrat Leisure, Ltd. 15,434,324
49,232 ASX, Ltd. 3,327,298
172,492 Aurizon Holdings, Ltd. 438,237
98,285 Bega Cheese, Ltd. 405,882
65,669 Bendigo and Adelaide Bank, Ltd. 435,000
78,819 BHP Group, Ltd. 2,379,675
33,012 BWP Trust 99,665
236,790 Carsales.com, Ltd. 4,326,536
176,474 Centuria Capital Group 449,168
207,754 Centuria Industrial REIT 633,421
141,742 Charter Hall Group 2,120,454
22,086 Charter Hall Social Infrastructure
REIT 66,383
12,115 Codan Limited 82,167
79,383 Commonwealth Bank of Australia 5,835,529
247,919 Computershare, Ltd. 3,608,982
2,507 Credit Corporation Group, Ltd. 61,112
190,223 CSL, Ltd. 40,232,117
69,372 CSR, Ltd. 297,018
95,380 Data# 3, Ltd. 407,794
227,181 DEXUS Property Group 1,836,951
38,005 Domino's Pizza Enterprises, Ltd. 3,262,018
27,928 Downer EDI, Ltd. 121,316
29,463 GrainCorp , Ltd. 177,364
577,480 GWA Group, Ltd. 1,156,865
532,769 Humm Group, Ltd.
a
348,957
225,058 Iluka Resources, Ltd. 1,659,109
88,281 Independence Group NL 739,353
158,411 Ingenia Communities Group 716,653
185,969 Inghams Group, Ltd. 474,974
10,555 Kelsian Group, Ltd. 56,721
60,852 Magellan Financial Group, Ltd. 940,314
69 McMillan Shakespeare, Ltd. 607
231,487 Metcash, Ltd. 757,176
56,824 Mineral Resources, Ltd. 2,321,014
225,086 Origin Energy, Ltd. 859,036
6,325 Pendal Group, Ltd. 25,636
27,123 Perpetual, Ltd. 709,808
54,613 Pinnacle Investment Management
Group Limited 619,950
81,334 Premier Investments, Ltd. 1,794,641
8,600 Pro Medicus , Ltd. 390,305
34,144 REA Group, Ltd. 4,163,565
375,448 Reliance Worldwide Corporation,
Ltd. 1,715,571
623,156 Sandfire Resources, Ltd. 2,993,843
245,103 SEEK, Ltd. 5,843,161
217,677 Stockland 671,535
23,305 Super Retail Group, Ltd. 211,172
1,237,786 Tabcorp Holdings, Ltd. 4,522,006
85,724 Uniti Group, Ltd.
a
277,415
21,622 Washington H. Soul Pattinson and
Company, Ltd. 466,009
32,884 Westpac Banking Corporation 510,145
16,839 WorleyParsons , Ltd. 130,455
Total 125,038,410
Austria (0.3%)
8,919 BAWAG Group AG
b
547,013
Shares Common Stock (91.5%) Value
Austria (0.3%) - continued
92,623 OMV AG $ 5,238,081
Total 5,785,094
Belgium (0.7%)
1,012 Aedifica SA 132,105
9,108 D'ieteren Group 1,775,533
68,042 Groupe Bruxelles Lambert SA 7,599,388
17,403 KBC Groep NV 1,495,286
3,719 Melexis NV 443,144
13,406 NV Bekaert SA 596,038
7,548 Telenet Group Holding NV 275,459
21,624 Warehouses De Pauw SCA 1,037,829
Total 13,354,782
Bermuda (0.2%)
60,000 China Water Affairs Group, Ltd. 86,045
114,500 CK Infrastructure Holdings, Ltd. 729,504
18,000 COSCO SHIPPING Ports, Ltd. 15,644
158,133 Golden Ocean Group, Ltd. 1,422,703
25,800 Hopson Development Holdings,
Ltd. 53,753
515,000 K Wah International Holdings, Ltd. 198,810
2,186,000 Pacific Basin Shipping, Ltd. 803,599
349,000 Road King Infrastructure, Ltd. 319,589
212,400 Shanghai Industrial Urban
Development Group, Ltd. 20,690
330,000 Yuexiu Transport Infrastructure, Ltd. 195,523
Total 3,845,860
Brazil (0.3%)
16,700 Alpargatas SA 110,994
23,000 Ambev SA 63,673
17,700 Americanas SA
a
100,353
51,400 B3 SA - Brasil Bolsa Balcao 102,800
53,042 Banco Bradesco SA ADR 181,404
20,100 Banco do Brasil SA 104,109
12,300 BB Seguridade Participacoes SA 45,821
16,400 Braskem SA 169,683
58,000 BRF SA
a
234,499
41,000 C&A Modas , Ltda.
a
45,269
46,154 Centrais Eletricas Brasileiras SA
ADR 281,078
34,200 Cia Brasileira de Distribuicao 133,423
33,880 Companhia Siderurgica Nacional
SA ADR 150,427
7,452 Embraer SA ADR
a
132,273
35,600 ENGIE Brasil Energia SA 245,493
1,363 Getnet Adquirencia e Servicos para
Meios de Pagamento SA ADR
a
1,908
7,700 Grendene SA 11,958
56,883 Itau Unibanco Holding SA ADR 213,311
79,600 JBS SA 542,338
45,700 Metalurgica Gerdau SA 93,369
107,678 Petroleo Brasileiro SA 549,989
65,940 Petroleo Brasileiro SA ADR 724,021
11,800 SIMPAR SA 24,744
21,619 Telefonica Brasil SA ADR 187,004
73,400 TIM SA 173,287
66,522 Vale SA ADR 932,638
59,900 Vibra Energia SA 230,137
10,200 WEG SA 60,394
Total 5,846,397

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.5%) Value
Canada (8.3%)
10,757 Agnico Eagle Mines, Ltd. $ 571,376
81,987 Alimentation Couche-Tard, Inc. 3,435,164
47,201 Ballard Power Systems, Inc.
a,c
592,928
50,755 Bank of Montreal 5,464,503
96,569 Bank of Nova Scotia 6,836,439
163,900 Barrick Gold Corporation 3,116,167
412,979 BCE, Inc. 21,485,551
98,047 Canadian Imperial Bank of
Commerce 11,428,934
103,340 Canadian National Railway
Company 12,693,758
94,277 Canadian Pacific Railway, Ltd. 6,780,759
14,641 Canadian Utilities, Ltd. 424,664
29,233 Canadian Western Bank
c
838,893
214,642 Canopy Growth Corporation
a,c
1,873,314
224,258 CGI, Inc.
a
19,829,446
257,082 CI Financial Corporation 5,373,531
30,507 Dollarama , Inc. 1,526,857
112,001 Enbridge, Inc. 4,374,852
287 Fortis, Inc.
c
13,847
4,551 Home Capital Group, Inc.
a
140,565
178,295 Laurentian Bank of Canada 5,661,971
27,863 Pembina Pipeline Corporation 845,174
11,081 Royal Bank of Canada 1,176,034
5,505 Shopify, Inc.
a
7,582,532
95,867 Sun Life Financial, Inc. 5,336,176
325,290 TC Energy Corporation 15,128,512
11,133 TELUS Corporation 262,186
63,903 Thomson Reuters Corporation 7,641,888
4,306 TMX Group, Ltd. 436,574
65,764 Toronto-Dominion Bank 5,041,933
Total 155,914,528
Cayman Islands (1.3%)
38,600 ANTA Sports Products, Ltd. 579,708
147,700 ASM Pacific Technology, Ltd. 1,596,159
5,032 Baidu.com, Inc. ADR
a
748,711
293 Bilibili , Inc. ADR
a
13,595
48,000 Bosideng International Holdings,
Ltd. 30,240
14,000 China Education Group Holdings,
Ltd. 22,750
146,000 China Medical System Holdings,
Ltd. 244,055
66,000 China Meidong Auto Holdings, Ltd. 340,155
160,000 China Overseas Property Holdings,
Ltd. 169,688
3,000 Chlitina Holding, Ltd. 24,610
174,000 Consun Pharmaceutical Group,
Ltd. 98,185
24,000 Country Garden Services Holdings
Company, Ltd. 144,094
52,000 Fu Shou Yuan International Group,
Ltd. 40,866
179,000 Geely Automobile Holdings, Ltd. 488,995
4,000 Ginko International Company, Ltd. 38,730
28,915 Hello Group, Inc. ADR 259,657
323,000 IGG, Inc. 287,345
4,113 Li Auto, Inc. ADR
a
132,027
65,500 Li Ning Company, Ltd. 718,538
98,500 Longfor Group Holdings, Ltd.
b
464,600
73,800 Meituan Dianping
a,b
2,134,111
54,500 NetDragon Websoft Holdings, Ltd. 128,236
11,001 NetEase , Inc. ADR 1,119,682
Shares Common Stock (91.5%) Value
Cayman Islands (1.3%) - continued
29,916 New Oriental Education &
Technology Group, Inc. ADR
a
$ 62,824
20,724 NIO, Inc. ADR
a
656,536
14,000 Parade Technologies, Ltd. 1,065,122
8,781 Pinduoduo , Inc. ADR
a
511,932
353,600 Sands China, Ltd.
a
820,634
1,420,000 Shui On Land, Ltd. 191,144
5,500 Sunny Optical Technology (Group)
Company, Ltd. 174,210
5,602 TAL Education Group ADR
a
22,016
116,724 Tencent Holdings, Ltd. 6,810,976
892 Trip.com Group, Ltd. ADR
a
21,961
14,000 VSTECS Holdings, Ltd. 13,137
670,000 Want Want China Holdings, Ltd. 614,919
9,654 Weibo Corporation ADR
a
299,081
53,500 WuXi Biologics (Cayman), Inc.
a,b
633,381
322,800 Wynn Macau, Ltd.
a
262,130
105,000 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
82,053
386,000 Xiaomi Corporation
a,b
935,687
3,239 XPeng , Inc. ADR
a
163,019
144,000 Yadea Group Holdings, Ltd.
b
280,642
52,500 Zhongsheng Group Holdings, Ltd. 409,673
Total 23,855,814
Chile (<0.1%)
3,283 Banco de Credito e Inversiones SA 95,908
3,400 CAP SA 33,122
57,277 Cencosud SA 95,798
6,106 Cia Cervecerias Unidas SA ADR 100,200
1,170,590 Colbun SA 95,213
1,093,698 Compania Sud Americana de
Vapores SA 93,801
57,139 Embotelladora Andina SA 124,069
811 Sociedad Quimica y Minera de
Chile SA ADR 40,899
Total 679,010
China (1.5%)
58,433 Aier Eye Hospital Group Company,
Ltd. 388,037
36,351 Alibaba Group Holding, Ltd. ADR
a
4,318,135
69,250 A-Living Smart City Services
Company, Ltd.
b
118,306
33,600 Anhui Conch Cement Company,
Ltd., Class A 212,698
25,000 Anhui Conch Cement Company,
Ltd., Class H 125,044
6,200 Asymchem Laboratories (Tianjin)
Company, Ltd. 423,168
898,000 Bank of China, Ltd. 323,070
115,300 Bank of Jiangsu Company, Ltd. 105,494
291,300 Bank of Shanghai Company, Ltd. 325,858
34,000 Beijing North Star Company, Ltd. 5,101
5,195 BYD Company, Ltd., Class A 218,240
19,000 BYD Company, Ltd., Class H 642,663
1,331,000 CGN Power Company, Ltd.
b
404,639
10,500 Changzhou Xingyu Automotive
Lighting Systems 336,489
1,535,000 China Construction Bank
Corporation 1,063,673
223,000 China Galaxy Securities Company,
Ltd. 128,174

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.5%) Value
China (1.5%) - continued
12,500 China International Travel Service
Corporation, Ltd. $ 430,919
6,984 China Life Insurance Company,
Ltd. ADR 57,478
30,500 China Merchants Bank Company,
Ltd., Class A 233,160
97,500 China Merchants Bank Company,
Ltd., Class H 758,509
15,000 China National Nuclear Power
Company, Ltd. 19,535
5,600 China Pacific Insurance (Group)
Company, Ltd. 15,215
909 China Petroleum & Chemical
Corporation ADR 42,278
75,086 China Shenhua Energy Company,
Ltd., Class A 265,599
154,000 China Shenhua Energy Company,
Ltd., Class H 360,404
104,000 CITIC Securities Company, Ltd. 271,634
5,800 Contemporary Amperex
Technology Company, Ltd. 534,265
107,000 Dongxing Securities Company, Ltd. 195,332
2,700 East Money Information Company,
Ltd. 15,740
33,492 Foshan Haitian Flavouring and
Food Company, Ltd. 551,878
23,484 Fuyao Glass Industry Group
Company, Ltd., Class A 173,531
32,000 Fuyao Glass Industry Group
Company, Ltd., Class H
b
165,488
9,900 GF Securities Company, Ltd., Class
A 38,205
97,400 GF Securities Company, Ltd., Class
H 185,743
44,700 Goertek , Inc. 379,992
19,000 Great Wall Motor Company, Ltd.,
Class A 144,546
39,500 Great Wall Motor Company, Ltd.,
Class H 135,699
95,884 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 514,825
130,000 Guangzhou R&F Properties
Company, Ltd. 48,375
14,000 Haier Smart Home Company, Ltd. 59,211
63,700 Haitong Securities Company, Ltd.,
Class A 122,579
235,600 Haitong Securities Company, Ltd.,
Class H 208,871
4,800 Huagong Tech Company, Ltd. 20,991
93,600 Huatai Securities Company, Ltd. 260,925
59,000 Iflytek Company, Ltd. 486,094
660,000 Industrial and Commercial Bank of
China, Ltd., Class H 372,295
156,394 Industrial Bank Company, Ltd. 467,133
26,795 Inner Mongolia Yili Industrial Group
Company, Ltd. 174,401
20,617 JD.com, Inc. ADR
a
1,444,633
10,600 Jiangsu Yangnong Chemical
Company, Ltd. 218,200
75,000 Jiangxi Copper Company, Ltd. 120,490
3,092 Kweichow Moutai Company, Ltd. 993,639
328,000 Lenovo Group, Ltd. 376,966
30,700 LONGi Green Energy Technology
Company, Ltd. 415,374
14,800 Midea Group Company, Ltd. 171,392
66,140 NARI Technology Company, Ltd. 415,887
Shares Common Stock (91.5%) Value
China (1.5%) - continued
740,000 People's Insurance Company
(Group) of China, Ltd. $ 224,089
8,337 PetroChina Company, Ltd. ADR 368,579
382,000 PICC Property and Casualty
Company, Ltd. 312,263
105,278 Ping An Insurance (Group)
Company of China, Ltd., Class H 758,646
13,877 S. F. Holding Company, Ltd. 150,213
1,300 Sangfor Technologies, Inc. 38,982
49,500 Shandong Linglong Tyre Company,
Ltd. 284,021
19,000 Shanghai Baosight Software
Company, Ltd. 181,276
35,500 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 156,297
126,898 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 216,374
220,600 Shanghai Pudong Development
Bank Company, Ltd. 295,269
4,300 Shanxi Xinghuacun Fen Wine
Factory Company, Ltd. 212,915
122,600 Shenwan Hongyuan Group
Company, Ltd. 98,507
32,500 Shenzhen Inovance Technology
Company, Ltd. 350,171
2,000 Shenzhen Mindray Bio-Medical
Electronics Company, Ltd. 119,526
96,600 Shenzhen Overseas Chinese Town
Company, Ltd. 106,772
15,600 Shenzhou International Group
Holdings, Ltd. 302,073
659,300 Sinotrans , Ltd. 463,980
226,000 Tong Ren Tang Technologies
Company, Ltd. 242,665
24,400 Wanhua Chemical Group
Company, Ltd. 386,509
11,200 Weichai Power Company, Ltd.,
Class A 31,406
74,300 Wuchan Zhongda Group Company,
Ltd. 69,096
15,300 Wuliangye Yibin Company, Ltd. 534,450
12,465 WuXi AppTec Company, Ltd., Class
A 232,000
13,900 WuXi AppTec Company, Ltd., Class
H
b
240,168
12,000 Yunnan Baiyao Group Company,
Ltd. 197,172
6,600 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 453,442
210,000 Zijin Mining Group Company, Ltd. 250,800
115,400 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 129,939
123,600 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class H 77,859
Total 28,491,679
Colombia (<0.1%)
2,470 Bancolombia SA ADR 78,028
16,307 Ecopetrol SA ADR 210,197
Total 288,225

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.5%) Value
Cyprus (<0.1%)
2,940 Globaltrans Investment plc GDR $ 25,224
20,160 Ros Agro plc GDR 314,798
Total 340,022
Czech Republic (0.1%)
13,438 CEZ AS 508,630
11,217 Komercni Banka AS 479,593
13,009 Moneta Money Bank AS
b
55,818
75 Philip Morris CR 55,265
Total 1,099,306
Denmark (3.2%)
660 Alk-Abello AS
a
346,568
68,002 Carlsberg AS 11,740,394
6,451 ChemoMetec AS 816,879
11,177 Dampskibsselskabet Norden AS 283,755
9,015 DFDS AS
a
481,822
80,444 DSV AS 18,745,729
12,333 Genmab AS
a
4,922,755
11,380 GN Store Nord AS 714,047
9,980 Jyske Bank AS
a
513,362
129,802 Novo Nordisk AS 14,580,123
38,354 Royal Unibrew AS 4,314,168
16,451 Scandinavian Tobacco Group AS
b
345,551
10,862 Sydbank AS 343,318
3,865 Topdanmark AS 216,798
83,537 Tryg AS 2,061,495
Total 60,426,764
Egypt (<0.1%)
88,579 Commercial International Bank
Egypt SAE GDR
a
292,311
258,567 EFG Hermes Holding Company
a
243,153
Total 535,464
Finland (0.9%)
42,276 KONE Oyj 3,033,668
159,107 Neste Oil Oyj 7,830,566
59,013 Nordea Bank Abp 719,873
29,363 Sampo Oyj 1,469,560
84,697 Stora Enso Oyj 1,554,473
34,728 Tieto Oyj 1,084,817
32,511 Tokmanni Group Corporation 727,806
10,543 UPM- Kymmene Oyj 401,146
20,749 Uponor Oyj 491,504
Total 17,313,413
France (6.5%)
82,811 Air Liquide SA 14,442,579
492 Alten SA 88,768
2,523 Amundi SA
b
208,108
35,036 BNP Paribas SA 2,422,423
44,240 Coface SA 630,367
16,018 Credit Agricole SA 228,373
63,001 Dassault Systemes SE 3,738,812
47,079 Derichebourg
a
544,719
1,217 Eramet SA
a
99,956
3,044 Gaztransport Et Technigaz SA 284,021
2,144 Hermes International 3,746,367
32,279 Ipsos SA 1,512,074
6,929 La Francaise des Jeux SAEM
b
307,077
196,135 Legrand SA 22,977,505
5,231 LNA Sante 299,561
Shares Common Stock (91.5%) Value
France (6.5%) - continued
35,397 L'Oreal SA $ 16,877,721
8,272 LVMH Moet Hennessy Louis Vuitton
SE 6,836,251
1,891 Mersen SA 79,657
12,004 Nexans SA 1,173,740
13,067 Nexity SA 615,332
5,431 Quadient SAS 118,280
68,822 Rexel SA 1,393,814
3,027 Sartorius Stedim Biotech 1,662,445
135,366 Schneider Electric SE 26,612,318
6,560 SCOR SE 204,793
269,813 Total Energies SE 13,733,524
2,097 Trigano 406,966
122 Ubisoft Entertainment SA
a
5,951
194 Virbac SA 93,678
20,044 Worldline SA
a,b
1,115,652
Total 122,460,832
Germany (5.1%)
12,660 Adidas AG 3,645,383
1,444 Aixtron SE 29,249
99,751 Allianz SE 23,527,122
312 AURELIUS Equity Opportunities SE
& Company KGaA 9,543
4,906 CompuGroup Medical SE and
Company KGaA 395,567
3,081 CTS Eventim AG & Company
KGAA
a
225,199
24,089 Deutsche Boerse AG 4,022,242
66,191 Deutsche Pfandbriefbank AG
b
792,966
116,388 Deutsche Post AG 7,486,158
209,245 Deutsche Telekom AG 3,866,320
8,505 ElringKlinger AG
a
106,549
18,069 Gerresheimer AG 1,737,314
25,168 Hugo Boss AG 1,523,518
8,035 Jungheinrich AG 408,146
50,762 K+S AG
a
873,206
97,632 Klockner & Company SE
a
1,188,478
1,373 Krones AG 149,364
31,110 Merck KGaA 8,003,265
40,124 METRO AG 420,918
27,452 Porsche Automobil Holding SE 2,591,817
32,409 ProSiebenSat.1 Media AG 514,847
14,747 PUMA SE 1,800,965
17,265 Rheinmetall AG 1,624,809
47,229 SAP SE 6,646,978
23,946 Scout24 SE
b
1,672,060
5,294 SGL Carbon SE
a
46,256
4,848 Siemens AG 839,686
4,118 Stroeer SE 324,896
69,235 Symrise AG 10,239,476
329,080 TAG Immobilien AG 9,191,939
7,333 TUI AG
a
23,155
104 Volkswagen AG 30,403
11,523 Wacker Chemie AG 1,713,022
Total 95,670,816
Greece (0.1%)
228,615 Eurobank Ergasias Services and
Holdings SA
a
231,611
1,634 GEK Terna Holding Real Estate
Construction SA
a
17,668
13,364 Hellenic Telecommnications
Organization SA 246,888

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.5%) Value
Greece (0.1%) - continued
7,179 JUMBO SA $ 102,983
2,749 Motor Oil (Hellas) Diilistiria
Korinthou AE 43,057
19,638 Mytilineos SA 338,320
971 Sarantis SA 9,839
Total 990,366
Hong Kong (0.4%)
18,200 Bank of East Asia, Ltd. 26,153
106,000 China Everbright Environment
Group, Ltd. 85,140
392,500 CK Hutchison Holdings, Ltd. 2,527,082
473,440 CSPC Pharmaceutical Group, Ltd. 515,523
449,000 Far East Horizon, Ltd. 398,469
157,000 Galaxy Entertainment Group, Ltd.
a
814,454
174,778 Hang Lung Group, Ltd. 373,710
102,000 Hang Lung Properties, Ltd. 209,820
14,000 HKT Trust and HKT, Ltd. 18,811
898,000 Hong Kong and China Gas
Company, Ltd. 1,400,669
72,000 Hysan Development Company, Ltd. 222,531
23,000 Kerry Properties, Ltd. 59,900
79,000 Luk Fook Holdings International,
Ltd. 212,912
4,500 Power Assets Holdings, Ltd. 28,050
66,000 Shanghai Industrial Holdings, Ltd. 96,185
405,000 SJM Holdings, Ltd.
a
272,857
15,000 Sun Hung Kai Properties, Ltd. 182,014
276,000 United Laboratories International
Holdings 154,068
165,000 Yuexiu Property Company, Ltd. 145,525
Total 7,743,873
Hungary (<0.1%)
8,502 OTP Bank Nyrt
a
433,528
Total 433,528
India (1.2%)
9,838 ACC, Ltd. 292,577
23,872 Adani Ports and Special Economic
Zone, Ltd. 233,566
162,624 Ambuja Cements, Ltd. 823,164
3,904 Bajaj Finserv , Ltd. 858,194
25,783 Britannia Industries, Ltd. 1,247,831
85,290 Cipla , Ltd. 1,081,849
3,232 Cyient , Ltd. 44,424
2,539 Divi's Laboratories, Ltd. 159,557
2,805 Dr. Lal PathLabs , Ltd.
b
143,789
6,171 Housing Development Finance
Corporation 213,511
132,228 Indian Energy Exchange, Ltd.
b
448,361
115,839 Infosys, Ltd. ADR 2,931,885
859 JK Cement, Ltd. 39,172
24,334 Jubilant FoodWorks , Ltd. 1,170,801
33,641 Kotak Mahindra Bank, Ltd. 809,767
2,309 Larsen & Toubro Infotech , Ltd.
b
227,095
9,177 Larsen & Toubro, Ltd. 233,095
51,084 LIC Housing Finance, Ltd. 253,007
8,210 Marico, Ltd. 56,526
470,530 Oil and Natural Gas Corporation,
Ltd. 900,719
580 Page Industries, Ltd. 314,583
6,335 Persistent Systems, Ltd. 416,229
6,797 Pidilite Industries, Ltd. 224,778
Shares Common Stock (91.5%) Value
India (1.2%) - continued
13,619 PNB Housing Finance, Ltd.
a,b
$ 90,351
668,415 Power Grid Corporation of India,
Ltd. 1,834,251
96,595 Reliance Industries, Ltd. 3,068,495
1,377 Schaeffler India, Ltd. 162,723
2,563 Supreme Industries, Ltd. 76,621
35,152 Tata Consultancy Services, Ltd. 1,763,068
9,612 Tata Elxsi , Ltd. 757,753
13,894 Tech Mahindra, Ltd. 333,384
476 Ultra Tech Cement, Ltd. 48,485
108,605 Wipro, Ltd. ADR 1,059,985
Total 22,319,596
Indonesia (<0.1%)
537,100 Mitra Adiperkasa Tbk PT
a
26,753
19,211 Telekomunikasi Indonesia Persero
Tbk PT ADR 556,927
Total 583,680
Ireland (<0.1%)
7,321 Glanbia plc 102,285
Total 102,285
Isle of Man (0.3%)
245,925 Entain plc
a
5,621,014
Total 5,621,014
Israel (1.3%)
615,087 Bank Hapoalim , Ltd. 6,330,453
989,199 Bank Leumi Le-Israel BM 10,610,169
155,064 Mizrahi Tefahot Bank, Ltd. 5,971,614
63,599 Plus500, Ltd. 1,173,141
12,584 Radware , Inc.
a
523,998
Total 24,609,375
Italy (2.4%)
330 Acea SPA 7,051
75,118 Amplifon SPA 4,041,959
10,056 Anima Holding SPA
b
51,349
106,450 Azimut Holding SPA 2,975,939
107,922 Banca Farmafactoring SPA
b
867,817
14,168 Banca IFIS SPA 273,688
56,301 Banco BPM SPA 168,571
13,628 Biesse SPA
a
378,072
79,450 Davide Campari-Milano NV 1,159,354
682 El. En . SPA 12,063
1,629,526 Enel SPA 13,029,813
109,759 Finecobank Banca Fineco SPA 1,922,156
34,798 Hera SPA 144,633
142,223 Iren SPA 428,036
167,776 Italgas SPA 1,153,269
413,017 Mediobanca SPA 4,741,627
73,059 Poste Italiane SPA
b
957,092
175,825 Recordati SPA 11,290,435
8,058 Reply SPA 1,636,640
11,711 Salvatore Ferragamo SPA
a
300,263
761 TOD'S SPA
a
42,514
Total 45,582,341
Japan (17.7%)
151 Activia Properties, Inc. 545,920
47,500 Advantest Corporation 4,498,211

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.5%) Value
Japan (17.7%) - continued
34,900 AEON Financial Service Company,
Ltd. $ 376,450
97,000 Air Water, Inc. 1,499,189
199,800 Amada Company, Ltd. 1,978,395
64,900 Aozora Bank, Ltd. 1,419,375
38,000 Arcs Company, Ltd. 705,730
557,100 Astellas Pharma, Inc. 9,067,098
49,100 Autobacs Seven Company, Ltd. 599,073
68,300 Bandai Namco Holdings, Inc. 5,340,270
4,000 BayCurrent Consulting, Inc. 1,541,724
8,300 Benefit One, Inc. 356,606
4,300 Benesse Holdings, Inc. 84,440
8,000 Central Glass Company, Ltd. 148,382
48,800 Chiyoda Company, Ltd. 329,934
121,500 Chugai Pharmaceutical Company,
Ltd. 3,960,417
265,400 Citizen Watch Company, Ltd. 1,148,769
8,800 Coca-Cola Bottlers Japan, Inc. 101,090
36 Comforia Residential REIT, Inc. 106,877
49,100 COMSYS Holdings Corporation 1,093,849
15,100 Cosmo Energy Holdings Company,
Ltd. 295,021
3,100 Daido Steel Company, Ltd. 112,596
4,000 Daifuku Company, Ltd. 327,100
39,100 Daikin Industries, Ltd. 8,856,906
4,700 Daiseki Company, Ltd. 208,795
35 Daiwa Office Investment
Corporation 212,911
221 Daiwa Securities Living Investment
Corporation 227,559
23,200 Dexerials Corporation 837,400
25,400 DIC Corporation 640,295
2,000 Digital Garage, Inc. 84,975
7,700 DISCO Corporation 2,353,525
11,700 Doshisha Company, Ltd. 159,314
5,300 DTS Corporation 116,406
8,300 Eagle Industry Company, Ltd. 79,646
2,100 EIZO Corporation 73,798
5,900 FANUC Corporation 1,254,116
2,700 Fast Retailing Company, Ltd. 1,534,801
17,400 Ferrotec Holdings Corporation 637,690
59,600 Financial Products Group
Company, Ltd. 354,561
30,700 Fuji Corporation 688,572
52,200 Fuji Soft, Inc. 2,518,459
900 Furukawa Electric Company, Ltd. 18,183
3,400 Future Corporation 51,704
311 Global One Real Estate Investment
Corporation 325,344
29,200 Gunma Bank, Ltd. 89,291
3,800 Gunze, Ltd. 133,454
24,600 Hanwa Company, Ltd. 697,917
1,400 Heiwa Real Estate Company, Ltd. 47,186
78 Heiwa Real Estate REIT, Inc. 106,034
10,400 Hikari Tsushin, Inc. 1,601,679
283,700 Honda Motor Company, Ltd. 8,071,477
11,100 Hoya Corporation 1,647,149
90 Hulic REIT, Inc. 135,415
28,800 IDOM, Inc. 181,032
101,200 Inaba Denki Sangyo Company, Ltd. 2,377,648
8,800 Inabata & Company, Ltd. 128,464
46,500 ITOCHU Techno-Solutions
Corporation 1,495,801
12,600 Izumi Company, Ltd. 353,353
65,500 J. Front Retailing Company, Ltd. 596,434
Shares Common Stock (91.5%) Value
Japan (17.7%) - continued
4,700 JAC Recruitment Company, Ltd. $ 85,235
2,400 JAFCO Company, Ltd. 138,076
11,200 Japan Aviation Electronics Industry,
Ltd. 194,105
86 Japan Excellent, Inc. 99,682
21,600 Japan Exchange Group, Inc. 473,243
2,900 Japan Lifeline Company, Ltd. 27,674
83 Japan Logistics Fund, Inc. 257,008
17,500 Japan Petroleum Exploration
Company, Ltd. 381,076
44,100 JFE Holdings, Inc. 562,628
23,500 JGC Corporation 196,312
85,600 Kamigumi Company, Ltd. 1,620,901
10,100 Kaneka Corporation 331,616
50,700 Kanematsu Corporation 564,810
2,400 Kanematsu Electronics, Ltd. 82,832
154,029 Kao Corporation 8,067,168
243,300 KDDI Corporation 7,114,999
47 Kenedix Office Investment
Corporation 290,452
605 Kenedix Retail REIT Corporation 1,488,689
3,400 Kewpie Corporation 73,341
23,800 Keyence Corporation 14,964,445
124,200 Kinden Corporation 1,867,468
2,900 KOA Corporation 40,606
23,200 Kobe Bussan Company, Ltd. 898,246
7,900 Komatsu, Ltd. 184,749
15,700 KOMEDA Holdings Company, Ltd. 279,835
5,600 Kumagai Gumi Company, Ltd. 139,798
103,400 Kyoei Steel, Ltd. 1,272,517
8,900 Kyokuto Kaihatsu Kogyo Company,
Ltd. 118,331
19,700 Kyushu Electric Power Company,
Inc. 147,083
8,600 Lasertec Corporation 2,634,194
11,400 Lintec Corporation 261,504
42,200 M3, Inc. 2,127,782
24,800 Macnica Fuji Electronics Holdings,
Inc. 593,445
16,300 Makino Milling Machine Company,
Ltd. 583,320
3,900 Makita Corporation 165,554
4,600 Mandom Corporation 56,623
527,800 Marubeni Corporation 5,142,354
50,300 Marui Group Company, Ltd. 947,204
2,500 Matsuda Sangyo Company, Ltd. 52,959
19,300 Maxell, Ltd. 229,718
5,300 McDonald's Holdings Company
(Japan), Ltd. 234,557
271,900 Mebuki Financial Group, Inc. 559,665
500 MEITEC Corporation 29,433
18,700 Ministop Company, Ltd. 228,462
268,300 Mitsubishi Corporation 8,519,360
146,600 Mitsubishi Electric Corporation 1,860,799
973,900 Mitsubishi HC Capital, Inc. 4,818,407
10,500 Mitsubishi Logistics Corporation 263,708
8,600 Mitsubishi Research Institute, Inc. 301,853
44,400 Mitsuboshi Belting, Ltd. 832,788
127,600 Mitsui & Company, Ltd. 3,023,849
24,800 Mitsui O.S.K. Lines, Ltd. 1,843,245
4,200 Mizuno Corporation 81,901
387 Mori Hills REIT Investment
Corporation 525,173
38,100 Murata Manufacturing Company,
Ltd. 3,038,950

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.5%) Value
Japan (17.7%) - continued
9,600 Nachi -Fujikoshi Corporation $ 344,125
115,700 NEC Networks & System Integration
Corporation 1,814,771
92,300 NGK Spark Plug Company, Ltd. 1,607,153
136,500 NHK Spring Company, Ltd. 1,161,112
7,500 NICHIAS Corporation 180,998
51,300 Nidec Corporation 6,068,503
23,300 Nikkon Holdings Company, Ltd. 438,984
137,600 Nikon Corporation 1,482,253
6,000 Nintendo Company, Ltd. 2,807,145
3,300 Nippon Electric Glass Company,
Ltd. 84,611
20,730 Nippon Light Metal Holdings
Company, Ltd. 311,292
303 Nippon REIT Investment
Corporation 1,080,295
9,200 Nippon Shokubai Company, Ltd. 425,955
141,100 Nippon Steel Corporation 2,305,017
2,800 Nippon Steel Trading Corporation 122,252
248,000 Nippon Telegraph and Telephone
Corporation 6,782,370
600 Nishimatsu Construction Company,
Ltd. 19,013
70,300 Nissan Chemical Corporation 4,088,650
369,005 Nissan Motor Company, Ltd.
a
1,777,330
8,800 Nisshin Oillio Group, Ltd. 222,008
48,400 Nitori Holdings Company, Ltd. 7,239,264
55,100 Nitto Kogyo Corporation 761,780
41,500 NOK Corporation 452,036
18,200 NS United Kaiun Kaisha, Ltd. 553,827
90,400 Obayashi Corporation 699,637
26,400 Okamura Corporation 295,056
18,100 Okuma Corporation 805,537
60,200 Ono Pharmaceutical Company, Ltd. 1,496,295
58,700 Oracle Corporation Japan 4,459,645
224,600 ORIX Corporation 4,583,677
130,700 Pan Pacific International Holdings
Company 1,801,548
13,600 Paramount Bed Holdings
Company, Ltd. 230,703
31,200 Penta-Ocean Construction
Company, Ltd. 176,360
32,700 PLENUS Company, Ltd. 573,540
30,684 Recruit Holdings Company, Ltd. 1,867,297
31,800 Relo Group, Inc. 573,892
396,400 Renesas Electronics Corporation
a
4,923,567
134,600 Resona Holdings, Inc. 523,079
90,800 Round One Corporation 1,076,582
26,500 Ryoyo Electro Corporation 552,354
900 S Foods, Inc. 27,247
68,200 Sangetsu Company, Ltd. 962,631
15,000 Sankyo Company, Ltd. 388,837
1,200 Sankyu, Inc. 49,795
12,700 Sato Holdings Corporation 243,179
36,100 Sawai Group Holdings Company,
Ltd. 1,380,095
3,000 SCREEN Holdings Company, Ltd. 322,359
115,600 Secom Company, Ltd. 8,032,611
600 Seiko Holdings Corporation 11,712
75,500 Seino Holdings Company, Ltd. 765,168
36 Sekisui House REIT, Inc. 26,829
163,700 Sekisui House, Ltd. 3,522,129
56,900 Senko Group Holdings Company,
Ltd. 458,320
13,200 Seven & I Holdings Company, Ltd. 580,642
Shares Common Stock (91.5%) Value
Japan (17.7%) - continued
4,100 Shibaura Machine Company, Ltd. $ 134,170
30,400 Shikoku Electric Power Company 214,906
10,000 SHIMAMURA Company, Ltd. 839,206
56,100 Shin-Etsu Chemical Company, Ltd. 9,737,581
6,900 Shin-Etsu Polymer Company, Ltd. 66,368
7,100 Shinko Electric Industries
Company, Ltd. 338,253
51,500 Shionogi & Company, Ltd. 3,622,838
32,000 SHO-BOND Holdings Company,
Ltd. 1,437,727
100 Shochiku Company, Ltd.
a
10,444
77,500 Showa Denko KK 1,629,606
174,400 SKY Perfect JSAT Holdings, Inc. 636,850
22,100 Sodick Company, Ltd. 157,277
180,100 SoftBank Corporation 2,274,767
49,700 SoftBank Group Corporation 2,382,626
44,900 Sony Group Corporation 5,669,894
15 SOSiLA Logistics REIT, Inc. 22,949
771 Star Asia Investment Corporation
REIT 423,862
16,500 Star Micronics Company, Ltd. 222,355
6,700 Starts Corporation, Inc. 146,403
48,400 Sumco Corporation 985,560
351,400 Sumitomo Corporation 5,200,509
83,700 Sumitomo Forestry Company, Ltd. 1,618,032
39,800 Sumitomo Heavy Industries, Ltd. 966,058
166,800 Sumitomo Mitsui Financial Group,
Inc. 5,695,770
96,800 Sumitomo Mitsui Trust Holdings,
Inc. 3,236,833
13,600 Sumitomo Warehouse Company,
Ltd. 229,956
12,400 Taiheiyo Cement Corporation 244,870
8,800 Taikisha, Ltd. 239,734
46,600 Taisei Corporation 1,417,110
44,000 Taiyo Holdings Company, Ltd. 1,330,881
254 Takara Leben Real Estate
Investment Corporation 256,321
10,500 Takara Standard Company, Ltd. 129,034
87,600 Takashimaya Company, Ltd. 816,135
30,700 Takeda Pharmaceutical Company,
Ltd. 838,365
17,500 TechnoPro Holdings, Inc. 530,482
36,000 Terumo Corporation 1,520,662
101,000 Toagosei Company, Ltd. 1,016,062
7,100 Toho Gas Company, Ltd. 180,853
16,900 Tokyo Electron, Ltd. 9,727,180
35,400 Tokyo Seimitsu Company, Ltd. 1,568,002
33,800 Tokyo Tatemono Company, Ltd. 494,317
21,400 Tokyotokeiba Company, Ltd. 792,647
9,000 Tokyu Fudosan Holdings
Corporation 50,422
32,200 Toyo Seikan Group Holdings, Ltd. 384,584
16,300 Toyo Tanso Company, Ltd. 453,863
510,400 Toyota Motor Corporation 9,433,515
3,800 Transcosmos , Inc. 108,364
45,000 TS Tech Company, Ltd. 553,922
55,900 Tsubakimoto Chain Company 1,536,177
37,600 Tsugami Corporation 573,636
159,500 TV Asahi Holdings Corporation 1,985,448
7,200 UACJ Corporation
a
166,736
14,200 ULVAC, Inc. 888,251
84,200 Ushio, Inc. 1,398,949
200 Wacoal Holdings Corporation 3,717
12,400 Yellow Hat, Ltd. 178,439

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.5%) Value
Japan (17.7%) - continued
24,900 Yuasa Trading Company, Ltd. $ 645,374
1,082,700 Z Holdings Corporation 6,247,171
Total 332,606,632
Jersey (0.2%)
96,773 Breedon Group plc 124,437
41,696 Experian plc 2,053,768
561,732 Man Group plc 1,728,991
Total 3,907,196
Kuwait (<0.1%)
4,115 Agility Public Warehousing
Company KSCP 12,845
11,346 Boubyan Bank KSCP
a
29,647
6,345 HumanSoft Holding Company
KSCP 67,657
56,616 Kuwait Finance House KSCP 155,755
14,446 Mobile Telecommunications
Company KSCP 28,448
54,244 National Bank of Kuwait KSC 178,846
329,979 National Industries Group Holding
a
308,861
Total 782,059
Luxembourg (0.5%)
23,817 Allegro.eu SA
a,b
229,277
532,385 B&M European Value Retail SA 4,585,733
4,845 Befesa SA
b
371,767
2,292 Eurofins Scientific SE 283,959
160,668 Tenaris SA ADR 3,351,535
Total 8,822,271
Malaysia (0.1%)
7,600 AEON Credit Service (M) Berhad 24,847
97,727 Berjaya Sports Toto Berhad 44,571
4,200 Bursa Malaysia Berhad 6,604
89,600 Genting Malaysia Berhad 61,895
131,100 Hong Leong Bank Berhad 585,664
156,400 Mah Sing Group Berhad 25,904
3,300 Malaysian Pacific Industries Berhad 39,018
3,100 Press Metal Aluminium Holdings
Berhad 4,301
109,600 Public Bank Berhad 109,388
62,500 TIME dotCom Berhad 69,011
Total 971,203
Mexico (0.1%)
21,573 America Movil SAB de CV ADR 455,406
53,800 Arca Continental SAB de CV 341,631
95,800 Banco del Bajio SA
b
171,009
749 Coca-Cola FEMSA SAB de CV ADR 41,038
1,721 Fomento Economico Mexicano SAB
de CV ADR 133,739
66,600 Gentera , SAB de CV
a
42,935
73,933 Grupo Financiero Banorte SAB de
CV ADR 480,851
28,100 Grupo Mexico, SAB de CV 122,498
82,200 Megacable Holdings SAB de CV 280,979
11,385 Promotora y Operadora de
Infraestructura , SAB de CV 88,831
17,300 Wal-Mart de Mexico, SAB de CV 64,399
Total 2,223,316
Shares Common Stock (91.5%) Value
Netherlands (5.3%)
81,367 Aalberts NV $ 5,395,420
180,896 Airbus Group NV
a
23,144,499
4,191 Arcadis NV 201,905
33,916 ASML Holding NV 27,167,382
8,695 ASR Nederland NV 400,433
18,659 BE Semiconductor Industries NV 1,586,251
7,897 Brunel International NV 100,823
98,971 Euronext NV
b
10,289,402
18,965 Ferrari NV 4,881,701
27,185 Flow Traders
b
996,300
71,019 ForFarmers BV 324,961
6,592 JDE Peet's BV 204,035
61,590 Koninklijke DSM NV 13,870,444
46,592 OCI NV
a
1,216,146
28,708 QIAGEN NV
a
1,591,873
4,557 RHI Magnesita NV 203,437
38,993 Signify NV
b
1,810,512
1,225 TKH Group NV 77,316
98,648 Unilever plc 5,288,144
4,279 Van Lanschot Kempen NV 107,176
1,775 Yandex NV
a
106,171
Total 98,964,331
New Zealand (0.1%)
148,501 Contact Energy, Ltd. 823,014
184,422 Fletcher Building, Ltd. 924,135
91,225 Meridian Energy, Ltd. 302,800
7,642 Spark New Zealand, Ltd. 23,633
1,456 Xero , Ltd.
a
149,034
Total 2,222,616
Norway (1.3%)
622,178 DNB Bank ASA 14,231,537
250,745 DNO International ASA 296,541
64,298 Elkem ASA
b
216,717
231,204 Equinor ASA 6,122,122
75,645 Europris ASA
b
604,204
93,535 Kahoot ! ASA
a
489,359
2,853 Kongsberg Gruppen ASA 92,450
7,284 MPC Container Ships ASA
a
20,218
58,224 Nordic Semiconductor ASA
a
1,952,641
5,463 Selvaag Bolig ASA 31,637
15,622 SpareBank 1 SMN 263,681
5,441 SpareBank 1 SR Bank ASA 82,163
20,138 Veidekke ASA 302,760
36,557 Wallenius Wilhelmsen ASA
a
210,046
Total 24,916,076
Philippines (<0.1%)
2,270 Globe Telecom, Inc. 147,981
Total 147,981
Poland (0.1%)
27,919 Asseco Poland SA 599,034
467 Bank Handlowy w Warszawie SA 6,840
103,936 Bank Millennium SA
a
210,710
12,193 Bank Pekao SA 368,030
19,889 Cyfrowy Polsat SA 171,388
1,890 mBank SA
a
201,979
39,025 Powszechna Kasa Oszczednosci
Bank Polski SA
a
432,854
Total 1,990,835

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.5%) Value
Portugal (0.2%)
301,914 Galp Energia SGPS SA $ 2,929,512
590,461 Sonae SGPS SA 674,209
Total 3,603,721
Russian Federation (0.3%)
152,420 Gazprom PJSC ADR 1,407,469
9,686 Lukoil ADR 867,875
6,042 Mechel PJSC ADR
a
19,214
17,533 MMC Norilsk Nickel PJSC ADR 542,362
887 Novatek PJSC GDR 207,385
189 PAO Transneft 399,186
3,391 PhosAgro OAO GDR 73,166
3,491 Rosneft Oil Company PJSC GDR 28,077
402,170 Sberbank of Russia PJSC 1,575,495
15,515 Severstal PJSC 330,971
17,590 Sovcomflot OAO 17,150
656,100 Surgutneftegas PJSC 336,954
53,811 Surgutneftegas PJSC ADR 287,800
Total 6,093,104
Saudi Arabia (0.3%)
38,584 Al Rajhi Bank 1,455,090
28,899 Arriyadh Development Company 194,986
72,484 Bank AlJazira 371,848
2,049 Dr. Sulaiman Al Habib Medical
Services Group Company 87,980
7,505 Dur Hospitality Company
a
62,168
7,657 Eastern Province Cement Company 89,635
6,153 Jarir Marketing Company 321,985
20,910 National Commercial Bank 358,674
12,902 National Industrialization Company
a
68,312
72,645 Riyad Bank 524,366
17,348 Saudi Arabian Mining Company
a
362,049
1,726 Saudi Arabian Oil Company
b
16,451
30,998 Saudi Basic Industries Corporation 955,960
9,607 Saudi Real Estate Company
a
51,945
1,647 Saudi Research and Marketing
Group
a
85,854
15,481 Saudi Telecom Company 463,057
Total 5,470,360
Singapore (1.2%)
939,100 Ascendas REIT 2,057,554
15,000 BOC Aviation, Ltd.
b
109,899
2,699 China Yuchai International, Ltd. 40,269
172,800 ComfortDelGro Corporation, Ltd 179,459
699,700 DBS Group Holdings, Ltd. 16,946,008
165,000 Fortune Real Estate Investment
Trust 169,528
234,600 Oversea-Chinese Banking
Corporation, Ltd. 1,985,595
127,000 Wing Tai Holdings, Ltd. 168,693
498,100 Yanlord Land Group, Ltd. 409,770
Total 22,066,775
South Africa (0.3%)
49,477 AECI, Ltd. 347,752
2,107 Anglo American Platinum, Ltd. 240,319
4,423 Aspen Pharmacare Holdings, Ltd. 62,297
30,191 Barloworld, Ltd. 284,896
53,023 DataTec , Ltd. 128,107
56,083 FirstRand, Ltd. 213,964
6,166 Impala Platinum Holdings, Ltd. 86,982
Shares Common Stock (91.5%) Value
South Africa (0.3%) - continued
13,352 Investec plc $ 73,614
36,894 Investec, Ltd. 202,703
4,331 Kumba Iron Ore, Ltd. 124,902
29,316 Massmart Holdings, Ltd.
a
111,634
147,614 Momentum Metropolitan Holdings 175,543
24,926 Motus Holdings, Ltd. 172,206
52,082 MTN Group, Ltd.
a
558,264
2,631 Naspers, Ltd. 408,361
727 Nedbank Group, Ltd. 7,985
52,806 Ninety One, Ltd. 187,265
55,120 Old Mutual, Ltd. 45,314
50,901 Pepkor Holdings, Ltd.
a,b
69,923
43,420 Resilient REIT, Ltd. 162,808
78,220 Sanlam, Ltd. 291,380
16,625 Sasol, Ltd.
a
272,194
17,587 Shoprite Holdings, Ltd. 230,535
16,541 Sibanye Stillwater, Ltd. 51,431
5,831 Standard Bank Group 51,228
9,021 Super Group, Ltd. 19,264
Total 4,580,871
South Korea (0.9%)
534 AfreecaTV Company, Ltd.
a
90,731
7,812 Amicogen , Inc.
a
208,201
253 Celltrion Pharm, Inc.
a
26,446
7 Celltrion Pharm, Inc., Bonus
Shares
a,d
695
10,202 Cheil Worldwide, Inc.
a
195,766
4,690 Chong Kun Dang Pharmaceutical
Corporation
a
437,265
234 Chong Kun Dang Pharmaceutical
Corporation, Bonus Shares
a,d
20,726
483 Chongkundang Holdings
Corporation
a
31,043
2,455 CJ ENM Company, Ltd.
a
286,204
3,825 Daewoong Company, Ltd.
a
99,786
391 Dentium Company, Ltd.
a
22,928
4,309 DIO Corporation
a
135,059
4,813 DongKook Pharmaceutical
Company, Ltd.
a
88,094
445 GOLFZON Company, Ltd.
a
65,326
6,977 Green Cross Holdings Corporation
a
158,889
2,870 Huons Global Company, Ltd. 92,682
143 Huons Global Company, Ltd.,
Bonus Shares
a,d
4,387
677 Hyundai Department Store
Company, Ltd.
a
42,717
652 Hyundai Motor Company 114,445
2,232 Hyundai Steel Company
a
76,866
47,844 Industrial Bank of Korea 413,887
30,350 JB Financial Group Corporation,
Ltd.
a
212,840
5,616 JYP Entertainment Corporation
a
238,952
49,176 Kangwon Land, Inc.
a
993,339
14,874 Kia Corporation
a
1,026,501
12,014 Korea Electric Power Corporation 223,072
314 Korea Zinc Company, Ltd.
a
135,105
4,191 Korean Reinsurance Company
a
32,567
271 LG Chem , Ltd.
a
140,097
2,284 Lotte Shopping Company, Ltd.
a
167,353
6,133 LS Electric Company, Ltd.
a
287,163
4,425 LX International Corporation
a
98,223
4,521 LX Semicon Company, Ltd.
a
634,799
7,194 Meritz Fire & Marine Insurance
Company, Ltd.
a
202,566

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.5%) Value
South Korea (0.9%) - continued
99,996 Meritz Securities Company, Ltd.
a
$ 432,953
1,509 NHN Corporation
a
57,091
1,509 NHN Corporation, Bonus Shares
a,d
54,236
1,715 NKMAX Company, Ltd.
a
32,295
1,643 Osstem Implant Company, Ltd.
a
196,737
145 Park Systems Corporation
a
18,636
968 Pearl Abyss Corporation
a
112,495
5,572 PharmaResearch Company, Ltd. 383,734
7,290 PI Advanced Materials Company,
Ltd. 337,358
813 Samsung Biologics Company,
Ltd.
a,b
617,316
85,175 Samsung Electronics Company,
Ltd. 5,593,866
13,914 Samsung Securities Corporation,
Ltd.
a
524,620
889 Sebang Global Battery Company,
Ltd.
a
56,662
529 SK Hynix, Inc. 58,101
2,237 SK, Inc. 471,603
806 SKC Company, Ltd.
a
117,803
253 SM Entertainment Company, Ltd.
a
15,775
4,330 S-Oil Corporation 311,207
55 Taekwang Industrial Corporation,
Ltd.
a
48,224
Total 16,445,432
Spain (0.8%)
77,215 Acerinox SA 993,653
32,161 Applus Services SA 296,034
1,022,476 Banco de Sabadell SA
a
681,439
222,889 Banco Santander SA 740,231
283,324 Bankinter SA 1,443,574
337,962 CaixaBank SA 923,190
85,814 CIA De Distribucion Integral 1,712,463
21,636 Fluidra SA 862,891
8,850 Gestamp Automocion SA
a,b
44,625
17,755 Grifols SA 341,653
36,423 Indra Sistemas SA
a
393,444
150,655 Industria de Diseno Textil SA 4,858,624
6,229 Laboratorios Farmaceuticos ROVI,
SA 523,368
8,997 Let's GOWEX SA
a,d,e
1
363,863 Mediaset Espana Comunicacion
SA
a
1,708,392
638 Viscofan SA 41,335
Total 15,564,917
Sweden (2.9%)
15,414 AB Industrivarden , Class A 489,768
214,981 AB Industrivarden , Class C 6,735,505
15,671 Addtech AB 372,740
109,171 Arjo AB 1,335,863
185,009 Assa Abloy AB 5,639,255
91,908 Atlas Copco AB, Class A 6,350,920
34,103 Atlas Copco AB, Class B 2,003,220
4,196 Axfood AB 120,795
34,362 Betsson AB 206,982
1,437 Bilia AB 25,392
33,044 Biotage AB 956,233
36,846 Bonava AB 318,937
11,587 Bravida Holding AB
b
162,749
268,631 Granges AB 3,140,500
378,577 Hexpol AB 5,062,631
Shares Common Stock (91.5%) Value
Sweden (2.9%) - continued
13,370 Holmen AB $ 640,298
20,403 Husqvarna AB 326,222
40,437 Indutrade AB 1,234,584
40,567 Inwido AB 838,692
6,590 L E Lundbergforetagen AB 369,209
18,407 Lindab International AB 654,760
5,238 Lundin Energy AB 187,430
22,727 Mekonomen Aktiebolag
a
394,191
5,113 MIPS AB 669,019
8,193 NCC AB 151,882
24,402 New Wave Group AB 453,139
88,781 Nobina AB
b
1,051,048
26,388 Ratos AB 168,650
98,595 Skandinaviska Enskilda Banken AB 1,368,849
74,917 SSAB AB, Class B
a
376,421
146,456 Stillfront Group AB
a
781,491
305,470 Svenska Handelsbanken AB 3,301,505
254,273 Swedbank AB 5,109,830
45,256 Thule Group AB
b
2,733,120
3,248 Trelleborg AB 85,219
14,720 Wihlborgs Fastigheter AB 333,597
Total 54,150,646
Switzerland (8.3%)
1,111 ALSO Holding AG 364,343
152,238 Aryzta AG
a
189,778
39,362 Baloise Holding AG 6,424,386
9,749 Banque Cantonale Vaudoise 756,180
40 Barry Callebaut AG 97,106
1,475 Bossard Holding AG 530,447
1,942 Bucher Industries AG 956,957
3 Chocoladefabriken Lindt and
Spruengli AG 402,327
41,560 Coca-Cola HBC AG 1,439,025
2,700 Comet Holding AG 992,936
990 DKSH Holding AG 81,601
214,829 Ferrexpo plc 874,408
7,260 Galenica AG
b
545,219
9,807 Geberit AG 7,994,018
229 Georg Fischer AG 346,481
150 Givaudan SA 786,991
7,913 Huber & Suhner AG 754,227
496 Lindt & Spruengli AG 6,874,978
7,397 Lonza Group AG 6,158,656
207,374 Nestle SA 28,953,001
320,741 Novartis AG 28,184,162
84,392 PSP Swiss Property AG 10,516,523
7,144 Roche Holding AG 2,963,769
260 Siegfried Holding AG 252,919
34,610 Sika AG 14,384,519
29,685 Sonova Holding AG 11,600,812
11,304 Swiss Life Holding AG 6,906,484
2,322 Swissquote Group Holding SA 508,422
21,020 Tecan Group AG 12,766,837
6,411 Temenos AG 883,701
420 u- blox Holding AG
a
32,374
1,751 Vontobel Holding AG 153,113
5,814 Zehnder Group AG 591,695
Total 155,268,395
Taiwan (1.4%)
106,000 Asia Cement Corporation 169,476
407,000 Capital Securities Corporation 249,092

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.5%) Value
Taiwan (1.4%) - continued
107,000 Cathay Financial Holding
Company, Ltd. $ 241,055
19,000 Center Laboratories, Inc. 41,480
20,000 China Steel Chemical Corporation 86,943
604,000 China Steel Corporation 770,744
17,000 Chipbond Technology Corporation 40,944
77,000 Delta Electronics, Inc. 764,008
3,000 Eclat Textile Company, Ltd. 68,359
7,000 Elite Material Company, Ltd. 70,152
120,000 Feng Hsin Iron & Steel Company,
Ltd. 362,106
67,000 Formosa Plastics Corporation 251,469
492,519 Fubon Financial Holding Company,
Ltd. 1,355,672
118,000 Holtek Semiconductor, Inc. 478,404
4,735 IBF Financial Holdings Company,
Ltd. 2,744
16,000 International Games System
Company, Ltd. 457,771
437,000 King Yuan Electronics Company,
Ltd. 705,810
2,000 Lotes Company, Ltd. 54,949
83,354 Makalot Industrial Company, Ltd. 743,459
2,000 MediaTek , Inc. 85,819
3,000 Momo.com, Inc. 175,637
308,000 Nan Ya Plastics Corporation 948,870
65,000 Novatek Microelectronics
Corporation 1,262,190
51,000 Realtek Semiconductor Corporation 1,065,558
4,000 Shiny Chemical Industrial
Company, Ltd. 25,349
266,645 Sigurd Microelectronics
Corporation 565,199
36,000 Sinbon Electronics Company, Ltd. 368,772
48,000 Systex Corporation 147,036
22,000 Taiwan Cogeneration Corporation 30,156
584,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 12,930,056
145,000 Topco Scientific Company, Ltd. 826,835
84,260 Tung Ho Steel Enterprise
Corporation 204,337
8,000 U-Ming Marine Transport
Corporation 17,389
21,000 United Microelectronics
Corporation 49,198
51,000 Vanguard International
Semiconductor Corporation 290,508
13,000 Voltronic Power Technology
Corporation 725,244
Total 26,632,790
Thailand (0.1%)
891,200 AP (Thailand) Public Company, Ltd.
NVDR 254,733
7,900 Bumrungrad Hospital Public
Company, Ltd. 33,244
67,500 Com7 Public Company, Ltd. NVDR 165,020
1,400 Kasikornbank pcl NVDR 5,927
1,553,700 Land and Houses Public Company,
Ltd. NVDR 408,484
11,900 PTT Exploration and Production
Public Company, Ltd. NVDR 41,952
56,600 Siam Commercial Bank Public
Company, Ltd. NVDR 214,840
Shares Common Stock (91.5%) Value
Thailand (0.1%) - continued
76,000 Thai Vegetable Oil Public
Company, Ltd. NVDR $ 70,675
301,900 TISCO Financial Group Public
Company, Ltd. 866,343
Total 2,061,218
Turkey (0.1%)
20,932 Aksa Akrilik Kimya Sanayii AS 54,241
66,898 Dogan Sirketler Grubu Holding AS 13,906
173,965 Eregli Demir ve Celik Fabrikalari
TAS 370,312
1,654 Ford Otomotiv Sanayi AS 29,769
39,013 Haci Omer Sabanci Holding AS 38,943
18,242 Is Yatirim Menkul Degerler AS 32,040
12,769 TAV Havalimanlari Holding AS
a
31,745
18,508 TOFAS Turk Otomobil Fabrikasi AS 105,908
293,478 Turkiye Sise ve Cam Fabrikalari AS 296,828
8,493 Ulker Biskuvi Sanayi AS 11,190
42,491 Vestel Elektronik Sanayi ve Ticaret
AS 80,427
Total 1,065,309
United Kingdom (8.5%)
23,299 888 Holdings Public Company, Ltd. 94,924
91,644 AstraZeneca plc 10,701,190
1,253,485 Auto Trader Group plc
b
12,553,464
93,862 Avacta Group plc
a
160,587
3,730 Bank of Georgia Group plc 84,213
2,891,579 Barclays plc 7,365,593
174,474 Barratt Developments plc 1,771,689
50,784 Bellway plc 2,308,131
1,414,607 BP plc 6,338,305
2,094 Britvic plc 26,076
784 Capital & Counties Properties plc 1,791
134,997 Capricorn Energy plc 348,425
53,174 Central Asia Metals plc 186,412
346,025 Centrica plc
a
335,551
36,342 CMC Markets plc
b
129,617
17,503 Computacenter plc 695,244
49,523 Crest Nicholson Holdings plc 249,358
24,959 Croda International plc 3,418,661
57,020 Dechra Pharmaceuticals plc 4,121,092
2,421 Derwent London plc 112,627
256,335 Diageo plc 14,015,351
14,903 Diploma plc 683,249
9,551 Drax Group plc 78,550
1,529 Electrocomponents plc 25,074
4,275 Fevertree Drinks plc 156,522
1,653 Genus plc 110,861
38,469 Greggs plc 1,741,304
84,711 Halfords Group plc 396,037
478,068 Halma plc 20,728,442
139,841 Howden Joinery Group plc 1,712,883
117,308 IG Group Holdings plc 1,296,641
36,808 IMI plc 868,077
132,117 Inchcape plc 1,626,427
108,084 InterContinental Hotels Group plc
a
6,987,511
25,424 Intermediate Capital Group plc 757,143
776,352 ITV plc
a
1,167,333
180,546 JD Sports Fashion plc 532,339
146,597 John Wood Group plc
a
380,889
141,166 Just Group plc
a
159,809
9,113 Kainos Group plc 236,459
87,898 LondonMetric Property plc 337,802

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.5%) Value
United Kingdom (8.5%) - continued
339,856 Moneysupermarket.com Group plc $ 993,623
1,749 Morgan Advanced Materials plc 8,487
12,218 Morgan Sindall Group plc 419,359
254,714 PageGroup plc 2,184,100
134,769 Paragon Banking Group plc 1,033,387
46,274 Pennon Group plc 732,616
18,892 Quilter plc
b
38,175
152,967 Reach plc 584,910
108,495 Redde Northgate plc 641,013
824 Redrow plc 7,864
299,161 RELX plc 9,766,662
6,349 Renishaw plc 411,437
8,968 Rightmove plc 96,772
21,988 Rio Tinto plc 1,450,023
405,487 Royal Dutch Shell plc, Class A 8,885,984
616,020 Royal Dutch Shell plc, Class B 13,525,657
77,752 Royal Mail plc 533,083
37,985 Safestore Holdings plc 724,430
8,319 Savills plc 158,460
24,032 Serica Energy plc 78,394
36,195 Spectris plc 1,801,623
24,420 Spirax-Sarco Engineering plc 5,314,522
65,559 Spirent Communications plc 247,349
62,832 Stagecoach Group plc
a
76,329
68,026 Standard Chartered plc 413,651
22,770 SThree plc 143,006
143,543 Tate & Lyle plc 1,291,432
18,416 Travis Perkins plc 388,772
754,865 Tritax Big Box REIT plc 2,546,610
22,668 Vesuvius plc 138,920
15,436 Vistry Group plc 246,921
12,162 Warehouse REIT plc 29,104
Total 159,914,328
United States (<0.1%)
14,328 Yum China Holding, Inc. 714,108
Total 714,108
Virgin Islands, British (<0.1%)
4,449 VK Company, Ltd. GDR
a
51,522
Total 51,522
Total Common Stock
(cost $1,444,151,779) 1,720,170,486
Shares Preferred Stock ( 0.2% )
Brazil (<0.1%)
117,200 Companhia de Saneamento do
Parana 81,430
3,000 Companhia de Saneamento do
Parana, Units 10,325
Total 91,755
Germany (0.2%)
15,925 Volkswagen AG 3,199,062
Total 3,199,062
Shares Preferred Stock (0.2%) Value
South Korea (<0.1%)
6,120 Samsung Electronics Company,
Ltd. $ 365,888
Total 365,888
Total Preferred Stock
(cost $4,243,335) 3,656,705
Shares
Collateral Held for Securities
Loaned ( 0.1% )
1,092,649 Thrivent Cash Management Trust 1,092,649
Total Collateral Held for
Securities Loaned
(cost $1,092,649) 1,092,649
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
f
355,881
7,010,000 6.000%,  5/16/2024
f
271,988
1,326,000 6.000%,  11/15/2026
f
51,449
1,410,000 5.375%,  4/12/2027
f
54,708
210,000 5.500%,  4/12/2037
f
8,148
Total 742,174
Total Long-Term Fixed Income
(cost $7,583,707) 742,174
Shares or
Principal
Amount Short-Term Investments ( 7.9% )
Federal Home Loan Bank Discount
Notes
1,800,000 0.035%,  2/9/2022
g,h
1,799,963
6,100,000 0.040%,  3/16/2022
g,h
6,099,390
Thrivent Core Short-Term Reserve
Fund
13,955,672 0.200% 139,556,724
Total Short-Term Investments
(cost $147,415,702) 147,456,077
Total Investments (cost
$1,604,487,172) 99.7% $1,873,118,091
Other Assets and Liabilities,
Net 0.3% 6,341,369
Total Net Assets 100.0% $1,879,459,460
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $46,049,968 or
2.5% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e In bankruptcy.  Income is being accrued per the bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield.

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of December 31, 2021:
Securities Lending Transactions
Common Stock $ 1,020,940
Total lending $1,020,940
Gross amount payable upon return of
collateral for securities loaned $1,092,649
Net amounts due to counterparty $71,709
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 287,566,613
Gross unrealized depreciation (42,989,251)
Net unrealized appreciation (depreciation) $ 244,577,362
Cost for federal income tax purposes $ 1,632,158,408
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 101,251,228 1,963,454 99,287,773 1
Consumer Discretionary 187,019,373 8,047,191 178,972,182 –
Consumer Staples 123,472,511 425,404 123,047,107 –
Energy 101,331,029 4,696,610 96,634,419 –
Financials 287,708,743 530,221 287,178,522 –
Health Care 202,646,867 – 202,621,059 25,808
Industrials 298,342,346 213,441 298,128,905 –
Information Technology 214,710,812 13,219,990 201,436,586 54,236
Materials 131,159,644 951,852 130,207,792 –
Real Estate 48,105,883 – 48,105,883 –
Utilities 24,422,050 281,078 24,140,972 –
Preferred Stock
Consumer Discretionary 3,199,062 – 3,199,062 –
Information Technology 365,888 – 365,888 –
Utilities 91,755 – 91,755 –
Long-Term Fixed Income
Energy 742,174 – 742,174 –
Short-Term Investments 7,899,353 – 7,899,353 –
Subtotal Investments in Securities $1,732,468,718 $30,329,241 $1,702,059,432 $80,045
Other Investments  * Total
Affiliated Short-Term Investments 139,556,724
Collateral Held for Securities Loaned 1,092,649
Subtotal Other Investments $140,649,373
Total Investments at Value $1,873,118,091
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,666,136 3,666,136 – –
Total Asset Derivatives $3,666,136 $3,666,136 $– $–
Liability Derivatives
Futures Contracts 48,457 48,457 – –
Total Liability Derivatives $48,457 $48,457 $– $–
The following table presents International Allocation Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$10,162,070 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex Euro STOXX 50 Index 2 March 2022 $ 95,867 $ 1,588
ICE mini MSCI EAFE Index 1,501 March 2022 170,586,542 3,664,548
ICE US mini MSCI Emerging Markets Index 102 March 2022 6,302,587 (48,457)
Total Futures Long Contracts $ 176,984,996 $ 3,617,679
Total Futures Contracts $ 176,984,996 $3,617,679
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for International
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 3,666,136
Total Equity Contracts 3,666,136
Total Asset Derivatives $3,666,136
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 48,457
Total Equity Contracts 48,457
Total Liability Derivatives $48,457
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 19,347,439
Total Equity Contracts
19,347,439
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (3,125,306)
Total Foreign Exchange Contracts (3,125,306)
Total $16,222,133

International Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,158,591
Total Equity Contracts 2,158,591
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (771,729)
Total Foreign Exchange Contracts (771,729)
Total $1,386,862
The following table presents International Allocation Portfolio's average volume of derivative activity during the period ended December 31,
2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $159,470,145
Futures - Short (12,721,197)
Foreign Exchange Contracts
Futures - Long 24,543,459
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $114,217 $387,732 $362,392 $139,557 13,956 7.5%
Total Affiliated Short-Term Investments 114,217 139,557 7.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 6,000 356,927 361,834 1,093 1,093 0.1
Total Collateral Held for Securities Loaned 6,000 1,093 0.1
Total Value $120,217 $140,650
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $86 $(86) $ – $180
Total Income/Non Income Cash from Affiliated
Investments $180
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 3 258
Total Affiliated Income from Securities Loaned, Net $258
Total Value $86 $(86) $ 3

International Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Australia (6.6%)
2,105 Afterpay , Ltd.
a
$ 127,072
2,306 Ampol , Ltd. 49,793
11,416 APA Group 83,517
5,831 Aristocrat Leisure, Ltd. 184,974
1,873 ASX, Ltd. 126,585
17,810 Aurizon Holdings, Ltd. 45,248
18,529 AusNet Services, Ltd. 34,662
27,545 Australia and New Zealand
Banking Group, Ltd. 551,762
28,546 BHP Group, Ltd. 861,851
4,875 BlueScope Steel, Ltd. 74,423
13,950 Brambles, Ltd. 107,921
636 Cochlear, Ltd. 99,820
12,907 Coles Group, Ltd. 168,411
17,166 Commonwealth Bank of Australia 1,261,891
5,257 Computershare, Ltd. 76,527
3,604 Crown Resorts, Ltd.
a
31,372
4,628 CSL, Ltd. 978,821
10,407 DEXUS Property Group 84,149
586 Domino's Pizza Enterprises, Ltd. 50,297
12,978 Endeavour Group, Ltd. 63,688
17,733 Evolution Mining, Ltd. 52,610
16,385 Fortescue Metals Group, Ltd. 230,319
16,088 Goodman Group 310,125
18,535 GPT Group 73,087
2,020 IDP Education, Ltd. 50,888
23,852 Insurance Australia Group, Ltd. 73,918
6,663 Lendlease Corporation, Ltd. 51,882
3,390 Macquarie Group, Ltd. 506,754
1,303 Magellan Financial Group, Ltd. 20,134
26,647 Medibank Private, Ltd. 64,901
38,148 Mirvac Group 80,750
31,863 National Australia Bank, Ltd. 669,029
7,908 Newcrest Mining, Ltd. 141,633
10,702 Northern Star Resources, Ltd. 73,601
3,943 Orica, Ltd. 39,321
17,041 Origin Energy, Ltd. 65,037
8,942 Qantas Airways, Ltd.
a
32,619
14,273 QBE Insurance Group, Ltd. 117,862
1,772 Ramsay Health Care, Ltd. 92,091
511 REA Group, Ltd. 62,312
2,813 Reece, Ltd. 55,321
3,592 Rio Tinto, Ltd. 262,115
31,123 Santos, Ltd. 143,367
50,221 Scentre Group 115,527
3,250 SEEK, Ltd. 77,479
4,396 Sonic Healthcare, Ltd. 149,096
45,229 South32, Ltd. 132,276
23,098 Stockland 71,257
12,414 Suncorp Group, Ltd. 99,946
12,795 Sydney Airport, Ltd.
a
80,781
21,496 Tabcorp Holdings, Ltd. 78,532
40,277 Telstra Corporation, Ltd. 122,409
29,508 Transurban Group 296,386
6,984 Treasury Wine Estates, Ltd. 62,970
37,439 Vicinity Centres 46,044
2,095 Washington H. Soul Pattinson and
Company, Ltd. 45,153
10,971 Wesfarmers, Ltd. 473,358
35,496 Westpac Banking Corporation 550,666
1,415 Wisetech Global, Ltd. 60,012
9,323 Woodside Petroleum, Ltd. 148,626
12,265 Woolworths, Ltd. 339,047
Total 11,282,025
Shares Common Stock (97.9%) Value
Austria (0.2%)
3,327 Erste Group Bank AG $ 155,971
1,425 OMV AG 80,588
1,432 Raiffeisen Bank International AG 42,058
659 Verbund AG 74,061
1,123 Voestalpine AG 40,746
Total 393,424
Belgium (0.8%)
1,655 Ageas SA NV 85,708
7,372 Anheuser-Busch InBev NV 444,457
299 Elia System Operator SA 39,410
527 Etablissements Franz Colruyt NV 22,362
1,093 Groupe Bruxelles Lambert SA 122,074
2,419 KBC Groep NV 207,843
1,472 Proximus SA 28,748
149 Sofina SA 73,190
717 Solvay SA 83,355
1,223 UCB SA 139,576
1,907 Umicore SA 77,795
Total 1,324,518
Bermuda (0.1%)
6,500 CK Infrastructure Holdings, Ltd. 41,413
11,300 Hongkong Land Holdings, Ltd. 58,756
2,100 Jardine Matheson Holdings, Ltd. 115,521
Total 215,690
Cayman Islands (0.4%)
16,700 Budweiser Brewing Company
APAC, Ltd.
b
43,903
19,400 Chow Tai Fook Jewellery Group,
Ltd. 34,956
19,200 ESR Cayman, Ltd.
a,b
64,946
500 Futu Holdings, Ltd. ADR
a
21,650
2,087 Melco Resorts & Entertainment.
Ltd. ADR
a
21,246
23,600 Sands China, Ltd.
a
54,771
1,333 Sea, Ltd. ADR
a
298,206
13,000 SITC International Holdings
Company, Ltd. 47,017
80,533 WH Group, Ltd.
b
50,555
16,000 Wharf Real Estate Investment
Company, Ltd. 81,300
Total 718,550
Denmark (2.7%)
30 A.P. Moller - Maersk AS, Class A 99,527
56 A.P. Moller - Maersk AS, Class B 199,882
1,621 Ambu AS 42,784
971 Carlsberg AS 167,641
1,021 Christian Hansen Holding AS 80,506
1,149 Coloplast AS 202,310
6,674 Danske Bank AS 115,220
1,046 Demant AS
a
53,562
1,974 DSV AS 459,998
636 Genmab AS
a
253,861
1,203 GN Store Nord AS 75,483
16,293 Novo Nordisk AS 1,830,126
1,988 Novozymes AS 163,235
1,830 Orsted AS
b
234,363
968 Pandora AS 120,410
80 Rockwool International AS 34,934
3,484 Tryg AS 85,977

International Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Denmark (2.7%) - continued
9,771 Vestas Wind Systems AS $ 297,577
Total 4,517,396
Finland (1.2%)
1,376 Elisa Oyj 84,728
4,297 Fortum Oyj 131,791
2,643 Kesko Oyj 88,093
3,289 KONE Oyj 236,014
4,093 Neste Oil Oyj 201,440
52,168 Nokia Oyj
a
330,416
31,349 Nordea Bank Abp 382,412
1,027 Orion Oyj 42,660
4,826 Sampo Oyj 241,532
5,629 Stora Enso Oyj 103,311
5,164 UPM- Kymmene Oyj 196,483
4,580 Wartsila Corporation 64,238
Total 2,103,118
France (10.6%)
1,647 Accor SA
a
53,385
287 Aeroports de Paris SA
a
37,024
4,584 Air Liquide SA 799,468
3,070 Alstom SA 109,017
589 Amundi SA
b
48,583
594 Arkema SA 83,840
18,728 AXA SA 557,406
401 bioMerieux 57,022
10,883 BNP Paribas SA 752,461
8,556 Bollore SA 47,859
2,213 Bouygues SA 79,216
2,845 Bureau Veritas SA 94,451
1,551 Capgemini SA 380,120
6,101 Carrefour SA 111,853
1,639 Cie Generale des Etablissements
Michelin 268,442
1,661 CNP Assurances 41,085
4,895 Compagnie de Saint-Gobain 344,346
503 Covivio 41,289
11,967 Credit Agricole SA 170,617
6,321 Danone SA 392,909
240 Dassault Aviation SA 25,958
6,433 Dassault Systemes SE 381,768
2,415 Edenred 111,520
806 Eiffage SA 83,101
4,583 Electricite de France 53,902
17,672 Engie SA 261,640
2,778 EssilorLuxottica SA 591,371
383 Eurazeo SE 33,415
1,135 Faurecia SE 53,999
444 Gecina SA 62,129
4,257 Groupe Eurotunnel SA 70,506
306 Hermes International 534,696
365 Ipsen SA 33,401
726 Kering SA 582,507
1,951 Klepierre SA 46,165
924 La Francaise des Jeux SAEM
b
40,949
2,588 Legrand SA 303,188
2,428 L'Oreal SA 1,157,700
2,686 LVMH Moet Hennessy Louis Vuitton
SE 2,219,798
19,303 Orange SA 206,198
500 Orpea SA 50,144
2,027 Pernod-Ricard SA 487,651
2,206 Publicis Groupe SA 148,627
Shares Common Stock (97.9%) Value
France (10.6%) - continued
220 Remy Cointreau SA $ 53,475
1,860 Renault SA
a
64,524
3,307 Safran SA 404,853
11,002 Sanofi 1,103,983
268 Sartorius Stedim Biotech 147,187
5,231 Schneider Electric SE 1,028,390
268 SEB SA 41,763
7,844 Societe Generale SA 269,588
856 Sodexo SA 75,044
3,402 Suez SA 76,728
568 Teleperformance SA 253,939
1,032 Thales SA 87,789
24,271 Total Energies SE 1,235,398
897 Ubisoft Entertainment SA
a
43,756
2,222 Valeo SA 67,007
6,342 Veolia Environnement SA 232,903
5,204 Vinci SA 549,619
7,506 Vivendi SE 101,533
254 Wendel SA 30,436
2,307 Worldline SA
a,b
128,408
Total 18,007,049
Germany (8.3%)
1,842 Adidas AG 530,395
3,989 Allianz SE 940,839
8,887 BASF SE 623,736
9,506 Bayer AG 507,661
3,204 Bayerische Motoren Werke AG 320,535
792 Bechtle AG 56,359
975 Beiersdorf AG 99,942
1,495 Brenntag AG 135,004
389 Carl Zeiss Meditec AG 81,603
9,694 Commerzbank AG
a
73,341
1,064 Continental AG
a
111,789
1,869 Covestro AG
b
115,033
8,281 Daimler AG 632,702
4,140 Daimler Truck Holding AG
a
152,195
1,567 Delivery Hero AG
a,b
173,452
19,997 Deutsche Bank AG
a
249,063
1,838 Deutsche Boerse AG 306,898
5,784 Deutsche Lufthansa AG
a
40,499
9,591 Deutsche Post AG 616,900
32,249 Deutsche Telekom AG 595,880
21,723 E.ON SE 301,894
2,029 Evonik Industries AG 65,548
1,984 Fresenius Medical Care AG &
Company KGaA 128,619
4,052 Fresenius SE & Company KGaA 162,864
672 Fuchs Petrolub SE 30,367
1,484 GEA Group AG 81,055
583 Hannover Rueckversicherung SE 110,535
1,440 HeidelbergCement AG 97,455
1,598 HelloFresh SE
a
122,467
1,005 Henkel AG & Company KGaA 78,341
12,636 Infineon Technologies AG 581,741
698 KION Group AG 76,239
702 Knorr- Bremse AG 69,333
804 Lanxess AG 49,718
705 LEG Immobilien AG 98,293
1,251 Merck KGaA 321,828
517 MTU Aero Engines AG 104,974
1,356 Muenchener Rueckversicherungs-
Gesellschaft AG 400,303
559 Nemetschek SE 71,476
1,482 Porsche Automobil Holding SE 139,920

International Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Germany (8.3%) - continued
1,022 PUMA SE $ 124,811
50 RATIONAL AG 51,138
6,216 RWE AG 251,851
10,104 SAP SE 1,422,030
254 Sartorius Aktiengesellschaft 171,790
847 Scout24 SE
b
59,143
7,402 Siemens AG 1,282,046
3,867 Siemens Energy AG
a
98,663
2,729 Siemens Healthineers AG
b
203,472
1,245 Symrise AG 184,129
10,073 Telefonica Deutschland Holding AG 27,940
885 Uniper SE 42,020
939 United Internet AG 37,228
314 Volkswagen AG 91,793
7,138 Vonovia SE 393,319
2,151 Zalando SE
a,b
173,277
Total 14,071,446
Hong Kong (2.3%)
117,000 AIA Group, Ltd. 1,180,863
36,000 BOC Hong Kong (Holdings), Ltd. 118,062
19,500 CK Asset Holdings, Ltd. 123,006
26,000 CK Hutchison Holdings, Ltd. 167,399
16,000 CLP Holdings, Ltd. 161,676
21,000 Galaxy Entertainment Group, Ltd.
a
108,940
20,000 Hang Lung Properties, Ltd. 41,141
7,400 Hang Seng Bank, Ltd. 135,505
14,000 Henderson Land Development
Company, Ltd. 59,718
25,500 HK Electric Investments, Ltd. 25,018
37,000 HKT Trust and HKT, Ltd. 49,716
108,162 Hong Kong and China Gas
Company, Ltd. 168,707
11,700 Hong Kong Exchanges & Clearing,
Ltd. 684,263
20,200 Link REIT 177,947
15,000 MTR Corporation, Ltd. 80,521
15,000 New World Development Company,
Ltd. 59,389
13,500 Power Assets Holdings, Ltd. 84,150
32,000 Sino Land Company, Ltd. 39,845
12,500 Sun Hung Kai Properties, Ltd. 151,678
5,000 Swire Pacific, Ltd. 28,440
11,400 Swire Properties, Ltd. 28,579
13,500 Techtronic Industries Company,
Ltd. 269,121
18,000 Xinyi Glass Holdings Company,
Ltd. 45,087
Total 3,988,771
Ireland (0.8%)
7,537 CRH plc 399,008
954 DCC plc 78,097
1,612 Flutter Entertainment plc
a
255,201
4,307 James Hardie Industries plc 173,366
1,540 Kerry Group plc 198,684
1,490 Kingspan Group plc 177,735
2,381 Smurfit Kappa Group plc 131,232
Total 1,413,323
Shares Common Stock (97.9%) Value
Isle of Man (0.1%)
5,666 Entain plc
a
$ 129,506
Total 129,506
Israel (0.7%)
411 Azrieli Group, Ltd. 39,214
10,991 Bank Hapoalim , Ltd. 113,119
14,058 Bank Leumi Le-Israel BM 150,786
1,028 Check Point Software Technologies,
Ltd.
a
119,824
385 CyberArk Software, Ltd.
a
66,713
257 Elbit Systems, Ltd. 44,423
300 Fiverr International, Ltd.
a
34,110
6,834 ICL Group, Ltd. 65,826
500 InMode , Ltd.
a
35,290
11,263 Israel Discount Bank, Ltd. 75,623
400 Kornit Digital, Ltd.
a
60,900
1,360 Mizrahi Tefahot Bank, Ltd. 52,374
611 NICE, Ltd.
a
185,289
10,666 Teva Pharmaceutical Industries,
Ltd. ADR
a
85,435
542 Wix.com, Ltd.
a
85,522
Total 1,214,448
Italy (1.8%)
1,205 Amplifon SPA 64,839
10,709 Assicurazioni Generali SPA 226,332
4,794 Atlantia SPA
a
95,121
5,058 Davide Campari-Milano NV 73,808
244 DiaSorin SPA 46,420
78,696 Enel SPA 629,259
24,421 Eni SPA 339,397
5,901 Finecobank Banca Fineco SPA 103,341
3,252 Infrastrutture Wireless Italiane SPA
b
39,434
159,803 Intesa Sanpaolo SPA 412,758
6,010 Mediobanca SPA 68,998
1,986 Moncler SPA 143,525
4,529 Nexi Spa
a,b
71,768
5,055 Poste Italiane SPA
b
66,222
2,465 Prysmian SPA 92,724
1,012 Recordati SPA 64,984
19,511 Snam SPA 117,518
96,410 Telecom Italia SPA 47,432
13,614 Terna Rete Elettrica Nazionale SPA 110,132
20,623 UniCredit SPA 317,003
Total 3,131,015
Japan (22.2%)
1,900 Advantest Corporation 179,928
6,300 Aeon Company, Ltd. 148,467
1,900 AGC, Inc. 90,769
1,400 Aisin Corporation 53,715
4,500 Ajinomoto Company, Inc. 136,990
1,500 All Nippon Airways Company, Ltd.
a
31,357
4,407 Asahi Group Holdings, Ltd. 171,559
2,100 Asahi Intecc Company, Ltd. 45,116
12,100 Asahi Kasei Corporation 113,986
18,000 Astellas Pharma, Inc. 292,959
1,200 Azbil Corporation 54,730
1,900 Bandai Namco Holdings, Inc. 148,558
800 Benefit One, Inc. 34,372
5,500 Bridgestone Corporation 236,130
2,300 Brother Industries, Ltd. 44,331
9,700 Canon, Inc. 236,619
1,700 Capcom Company, Ltd. 40,037

International Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Japan (22.2%) - continued
1,400 Central Japan Railway Company $ 186,301
5,100 Chiba Bank, Ltd. 29,175
6,200 Chubu Electric Power Company,
Inc. 65,488
6,500 Chugai Pharmaceutical Company,
Ltd. 211,874
10,500 Concordia Financial Group, Ltd. 38,131
200 COSMOS Pharmaceutical
Corporation 29,403
3,900 CyberAgent , Inc. 65,012
2,100 Dai Nippon Printing Company, Ltd. 52,850
1,000 Daifuku Company, Ltd. 81,775
9,700 Dai-Ichi Mutual Life Insurance
Company, Ltd. 195,649
17,000 Daiichi Sankyo Company, Ltd. 432,674
2,400 Daikin Industries, Ltd. 543,646
600 Daito Trust Construction Company,
Ltd. 68,833
5,500 Daiwa House Industry Company,
Ltd. 158,065
21 Daiwa House REIT Investment
Corporation 63,617
14,000 Daiwa Securities Group, Inc. 79,002
4,200 Denso Corporation 348,058
2,100 Dentsu Group, Inc. 74,746
300 DISCO Corporation 91,696
2,900 East Japan Railway Company 178,279
2,300 Eisai Company, Ltd. 130,566
29,700 Eneos Holdings, Inc. 110,954
1,900 FANUC Corporation 403,868
600 Fast Retailing Company, Ltd. 341,067
1,200 Fuji Electric Company, Ltd. 65,554
3,500 FUJIFILM Holdings NPV 259,470
1,900 Fujitsu, Ltd. 326,471
41 GLP J-REIT 70,869
400 GMO Payment Gateway, Inc. 49,811
2,300 Hakuhodo Dy Holdings, Inc. 38,272
1,400 Hamamatsu Photonics KK 89,418
2,200 Hankyu Hanshin Holdings, Inc. 62,521
200 Hikari Tsushin, Inc. 30,802
2,800 Hino Motors, Ltd. 23,089
300 Hirose Electric Company, Ltd. 50,418
1,000 Hitachi Construction Machinery
Company, Ltd. 28,895
2,100 Hitachi Metals, Ltd.
a
38,911
9,400 Hitachi, Ltd. 509,229
15,800 Honda Motor Company, Ltd. 449,522
500 Hoshizaki Corporation 37,619
3,600 Hoya Corporation 534,211
3,700 Hulic Company, Ltd. 35,185
1,000 IBIDEN Company, Ltd. 59,386
2,000 Idemitsu Kosan Company, Ltd. 51,040
1,400 Iida Group Holdings Company, Ltd. 32,560
9,900 Inpex Corporation 86,086
5,600 Isuzu Motors, Ltd. 69,700
500 ITO EN, Ltd. 26,271
11,500 ITOCHU Corporation 351,830
900 ITOCHU Techno-Solutions
Corporation 28,951
1,400 Japan Airlines Company, Ltd.
a
26,577
4,900 Japan Exchange Group, Inc. 107,356
68 Japan Metropolitan Fund
Investment Corporation 58,582
3,800 Japan Post Bank Company, Ltd. 34,833
Shares Common Stock (97.9%) Value
Japan (22.2%) - continued
23,700 Japan Post Holdings Company,
Ltd. $ 184,630
1,900 Japan Post Insurance Company,
Ltd. 30,521
12 Japan Real Estate Investment
Corporation 68,120
11,600 Japan Tobacco, Inc. 234,227
4,800 JFE Holdings, Inc. 61,239
2,000 JSR Corporation 76,007
4,300 Kajima Corporation 49,418
1,300 Kakaku.com, Inc. 34,753
6,800 Kansai Electric Power Company,
Inc. 63,560
1,700 Kansai Paint Company, Ltd. 36,968
4,600 Kao Corporation 240,922
15,600 KDDI Corporation 456,202
1,000 Keio Corporation 44,122
1,300 Keisei Electric Railway Company,
Ltd. 35,168
1,900 Keyence Corporation 1,194,641
1,400 Kikkoman Corporation 117,895
1,700 Kintetsu Group Holdings Company,
Ltd.
a
47,523
8,000 Kirin Holdings Company, Ltd. 128,855
500 Kobayashi Pharmaceutical
Company, Ltd. 39,329
1,300 Kobe Bussan Company, Ltd. 50,333
520 Koei Tecmo Holdings Company,
Ltd. 20,418
1,000 Koito Manufacturing Company, Ltd. 52,964
8,500 Komatsu, Ltd. 198,781
900 Konami Holdings Corporation 43,200
300 KOSE Corporation 34,033
9,900 Kubota Corporation 220,137
1,000 Kurita Water Industries, Ltd. 47,409
3,100 Kyocera Corporation 193,831
2,600 Kyowa Hakko Kirin Company, Ltd. 70,891
700 Lasertec Corporation 214,411
500 Lawson, Inc. 23,725
2,200 Lion Corporation 29,410
2,600 LIXIL Corporation 69,360
4,300 M3, Inc. 216,812
2,200 Makita Corporation 93,389
15,100 Marubeni Corporation 147,119
5,500 Mazda Motor Corporation
a
42,201
800 McDonald's Holdings Company
(Japan), Ltd. 35,405
1,800 Medipal Holdings Corporation 33,741
1,200 MEIJI Holdings Company, Ltd. 71,632
1,000 Mercari , Inc.
a
50,877
3,500 Minebea Mitsumu , Inc. 99,448
2,800 MISUMI Group, Inc. 115,030
12,400 Mitsubishi Chemical Holdings
Corporation 91,975
12,200 Mitsubishi Corporation 387,388
17,700 Mitsubishi Electric Corporation 224,667
11,400 Mitsubishi Estate Company, Ltd. 158,146
1,500 Mitsubishi Gas Chemical Company,
Inc. 25,427
6,400 Mitsubishi HC Capital, Inc. 31,664
3,100 Mitsubishi Heavy Industries, Ltd. 71,673
118,300 Mitsubishi UFJ Financial Group,
Inc. 643,821
15,100 Mitsui & Company, Ltd. 357,838
1,800 Mitsui Chemicals, Inc. 48,384

International Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Japan (22.2%) - continued
8,900 Mitsui Fudosan Company, Ltd. $ 176,405
800 Miura Company, Ltd. 27,540
23,330 Mizuho Financial Group, Inc. 296,320
2,400 MonotaRO Company, Ltd. 43,166
4,300 MS and AD Insurance Group
Holdings, Inc. 132,407
5,600 Murata Manufacturing Company,
Ltd. 446,670
2,400 NEC Corporation 110,975
4,800 NEXON Company, Ltd. 92,814
2,500 NGK Insulators, Ltd. 42,313
4,300 Nidec Corporation 508,666
2,900 Nihon M&A Center Holdings, Inc. 71,135
1,100 Nintendo Company, Ltd. 514,643
14 Nippon Building Fund, Inc. 81,545
700 Nippon Express Company, Ltd.
c
41,315
6,900 Nippon Paint Holdings Company,
Ltd. 75,354
20 Nippon Prologis REIT, Inc. 70,695
1,500 Nippon Sanso Holdings
Corporation 32,809
500 Nippon Shinyaku Company, Ltd. 34,818
8,300 Nippon Steel Corporation 135,589
12,500 Nippon Telegraph and Telephone
Corporation 341,853
1,600 Nippon Yusen Kabushiki Kaisha 122,005
1,200 Nissan Chemical Corporation 69,792
22,500 Nissan Motor Company, Ltd.
a
108,372
1,900 Nisshin Seifun Group, Inc. 27,410
600 Nissin Foods Holdings Company,
Ltd. 43,790
800 Nitori Holdings Company, Ltd. 119,657
1,400 Nitto Denko Corporation 108,154
29,700 Nomura Holdings, Inc. 129,363
1,100 Nomura Real Estate Holdings, Inc. 25,346
41 Nomura Real Estate Master Fund,
Inc. 57,701
3,200 Nomura Research Institute, Ltd. 136,803
6,100 NTT Data Corporation 130,852
6,300 Obayashi Corporation 48,758
700 OBIC Company, Ltd. 131,004
2,900 Odakyu Electric Railway Company,
Ltd. 53,915
7,900 Oji Holdings Corporation 38,276
10,700 Olympus Corporation 246,391
1,800 OMRON Corporation 179,365
3,600 Ono Pharmaceutical Company, Ltd. 89,479
800 Open House Company, Ltd. 41,805
400 Oracle Corporation Japan 30,389
1,900 Oriental Land Company, Ltd. 320,392
11,800 ORIX Corporation 240,817
25 ORIX JREIT, Inc. 39,081
3,600 Osaka Gas Company, Ltd. 59,541
1,100 Otsuka Corporation 52,451
3,800 Otsuka Holdings Company, Ltd. 138,248
4,000 Pan Pacific International Holdings
Company 55,135
21,400 Panasonic Corporation 235,246
1,700 Persol Holdings Company, Ltd. 49,425
900 Pola Orbis Holdings, Inc. 14,999
8,400 Rakuten Group, Inc. 84,279
13,100 Recruit Holdings Company, Ltd. 797,210
12,200 Renesas Electronics Corporation
a
151,533
19,900 Resona Holdings, Inc. 77,335
6,500 Ricoh Company, Ltd. 60,587
Shares Common Stock (97.9%) Value
Japan (22.2%) - continued
300 Rinnai Corporation $ 27,074
800 Rohm Company, Ltd. 72,776
2,400 Ryohin Keikaku Company, Ltd. 36,595
3,500 Santen Pharmaceutical Company,
Ltd. 42,731
2,400 SBI Holdings, Inc. 65,461
1,500 SCSK Corporation 29,853
2,000 Secom Company, Ltd. 138,972
2,700 Seiko Epson Corporation 48,628
3,600 Sekisui Chemical Company, Ltd. 60,207
6,000 Sekisui House, Ltd. 129,095
7,300 Seven & I Holdings Company, Ltd. 321,112
3,100 SG Holdings Company, Ltd. 72,690
2,100 Sharp Corporation 24,118
2,300 Shimadzu Corporation 97,147
700 Shimano, Inc. 186,424
5,300 Shimizu Corporation 32,862
3,400 Shin-Etsu Chemical Company, Ltd. 590,156
2,600 Shionogi & Company, Ltd. 182,901
3,900 Shiseido Company, Ltd. 217,567
4,300 Shizuoka Bank, Ltd. 30,698
600 SMC Corporation 405,515
27,800 SoftBank Corporation 351,130
11,700 SoftBank Group Corporation 560,900
700 Sohgo Security Services Company,
Ltd. 27,815
3,100 Sompo Holdings, Inc. 130,739
12,200 Sony Group Corporation 1,540,595
800 Square Enix Holdings Company,
Ltd. 41,040
1,300 Stanley Electric Company, Ltd. 32,639
6,000 Subaru Corporation 107,207
3,200 Sumco Corporation 65,161
14,400 Sumitomo Chemical Company, Ltd. 67,908
10,900 Sumitomo Corporation 161,313
1,700 Sumitomo Dainippon Pharma
Company, Ltd. 19,614
7,300 Sumitomo Electric Industries, Ltd. 95,272
2,400 Sumitomo Metal Mining Company,
Ltd. 90,899
12,600 Sumitomo Mitsui Financial Group,
Inc. 430,256
3,300 Sumitomo Mitsui Trust Holdings,
Inc. 110,347
3,000 Sumitomo Realty & Development
Company, Ltd. 88,442
1,300 Suntory Beverage and Food, Ltd. 47,077
3,600 Suzuki Motor Corporation 138,826
1,600 Sysmex Corporation 215,970
5,200 T&D Holdings, Inc. 66,434
1,800 Taisei Corporation 54,738
400 Taisho Pharmaceutical Holdings
Company, Ltd. 18,464
15,300 Takeda Pharmaceutical Company,
Ltd. 417,817
3,800 TDK Corporation 148,298
6,200 Terumo Corporation 261,892
2,200 TIS, Inc. 65,419
1,800 Tobu Railway Company, Ltd. 41,076
1,100 Toho Company, Ltd. 47,071
6,100 Tokio Marine Holdings, Inc. 339,585
400 Tokyo Century Corporation 19,417
14,800 Tokyo Electric Power Company,
Inc.
a
38,261
1,400 Tokyo Electron, Ltd. 805,802

International Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Japan (22.2%) - continued
3,600 Tokyo Gas Company, Ltd. $ 64,621
4,800 Tokyu Corporation 63,810
2,500 Toppan, Inc. 46,914
13,400 Toray Industries, Inc. 79,390
4,000 Toshiba Corporation 164,594
2,500 Tosoh Corporation 37,141
1,400 TOTO, Ltd. 64,592
900 Toyo Suisan Kaisha, Ltd. 38,158
1,400 Toyota Industries Corporation 111,990
102,600 Toyota Motor Corporation 1,896,314
2,100 Toyota Tsusho Corporation 96,803
1,300 Trend Micro, Inc. 72,171
400 TSURUHA Holdings, Inc. 38,407
3,900 Unicharm Corporation 169,678
2,100 USS Company, Ltd. 32,810
900 Welcia Holdings Company, Ltd. 28,110
2,100 West Japan Railway Company 87,828
1,275 Yakult Honsha Company, Ltd. 66,516
1,300 Yamaha Corporation 64,136
2,900 Yamaha Motor Company, Ltd. 69,655
2,800 Yamato Holdings Company, Ltd. 65,776
2,300 Yaskawa Electric Corporation 112,851
2,200 Yokogawa Electric Corporation 39,709
25,900 Z Holdings Corporation 149,443
1,200 ZOZO, Inc. 37,416
Total 37,784,208
Jersey (0.4%)
8,921 Experian plc 439,411
11,539 WPP plc 175,712
Total 615,123
Luxembourg (0.3%)
6,496 Arcelor Mittal 208,383
9,667 Aroundtown SA 58,315
1,292 Eurofins Scientific SE 160,068
1,935 InPost SA
a
23,347
4,569 Tenaris SA 47,686
Total 497,799
Netherlands (6.1%)
4,093 ABN AMRO Group NV
b
60,166
192 Adyen NV
a,b
504,000
17,293 Aegon NV 85,973
5,704 Airbus Group NV
a
729,791
1,814 Akzo Nobel NV 199,295
444 Argenx SE
a
157,890
453 ASM International NV 199,962
3,999 ASML Holding NV 3,203,278
9,901 CNH Industrial NV 191,427
829 Euronext NV
b
86,186
1,049 EXOR NV 93,904
1,220 Ferrari NV 314,035
1,115 Heineken Holding NV 102,808
2,508 Heineken NV 282,249
551 IMCD NV 121,773
37,774 ING Groep NV 525,172
971 JDE Peet's BV 30,054
1,745 Just Eat Takeaway.com NV
a,b
94,807
32,532 Koninklijke (Royal) KPN NV 101,112
10,118 Koninklijke Ahold Delhaize NV 347,213
1,691 Koninklijke DSM NV 380,823
8,876 Koninklijke Philips NV 328,515
2,614 NN Group NV 141,366
Shares Common Stock (97.9%) Value
Netherlands (6.1%) - continued
9,029 Prosus NV $ 747,826
2,210 QIAGEN NV
a
122,545
1,157 Randstad Holding NV 78,927
19,695 Stellantis NV 371,814
6,608 STMicroelectronics NV 324,947
7,018 Universal Music Group N.V. 197,992
2,588 Wolters Kluwer NV 304,610
Total 10,430,460
New Zealand (0.3%)
12,112 Auckland International Airport, Ltd.
a
63,755
5,579 Fisher & Paykel Healthcare
Corporation, Ltd. 124,989
6,591 Mercury NZ, Ltd. 27,613
12,395 Meridian Energy, Ltd. 41,142
4,017 Ryman Healthcare, Ltd. 33,684
18,066 Spark New Zealand, Ltd. 55,869
1,294 Xero , Ltd.
a
132,452
Total 479,504
Norway (0.6%)
2,485 Adevinta ASA
a
33,011
1,220 Aker BP ASA 37,513
9,001 DNB Bank ASA 205,886
9,456 Equinor ASA 250,389
1,935 Gjensidige Forsikring ASA 46,945
4,253 Mowi ASA 100,655
13,012 Norsk Hydro ASA 102,386
7,267 Orkla ASA 72,841
691 Schibsted ASA, Class A 26,641
942 Schibsted ASA, Class B 31,769
6,770 Telenor ASA 106,418
1,602 Yara International ASA 80,770
Total 1,095,224
Portugal (0.2%)
26,860 EDP - Energias de Portugal SA 147,550
4,850 Galp Energia SGPS SA 47,060
2,740 Jeronimo Martins SGPS SA 62,702
Total 257,312
Singapore (1.0%)
32,454 Ascendas REIT 71,106
46,729 CapitaLand Integrated Commercial
Trust 70,700
25,500 CapitaLand Investment, Ltd.
a
64,475
4,000 City Developments, Ltd. 20,238
17,500 DBS Group Holdings, Ltd. 423,832
58,500 Genting Singapore, Ltd. 33,650
14,100 Keppel Corporation, Ltd. 53,622
20,900 Mapletree Commercial Trust
c
31,260
30,223 Mapletree Logistics Trust 42,625
32,763 Oversea-Chinese Banking
Corporation, Ltd. 277,298
13,000 Singapore Airlines, Ltd.
a
48,201
7,800 Singapore Exchange, Ltd. 53,843
15,100 Singapore Technologies
Engineering, Ltd. 42,140
79,900 Singapore Telecommunications,
Ltd. 137,546
11,400 United Overseas Bank, Ltd. 227,677
4,500 United Overseas Land, Ltd. 23,687
2,700 Venture Corporation, Ltd. 36,690

International Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Singapore (1.0%) - continued
18,600 Wilmar International, Ltd. $ 57,243
Total 1,715,833
Spain (2.2%)
2,373 ACS Actividades de Construccion y
Servicios SA 63,267
726 Aena SA
a,b
114,333
4,359 Amadeus IT Holding SA
a
294,948
64,516 Banco Bilbao Vizcaya Argentaria
SA 382,643
167,783 Banco Santander SA 557,220
42,896 CaixaBank SA 117,176
4,930 Cellnex Telecom SA
b
285,583
2,788 EDP Renovaveis SA 69,330
2,408 Enagas SA 55,941
3,073 Endesa SA 70,745
4,698 Ferrovial SA 146,924
2,886 Grifols SA 55,534
55,437 Iberdrola SA 656,372
10,555 Industria de Diseno Textil SA 340,399
1,876 Naturgy Energy Group SA 61,017
4,188 Red Electrica Corporacion SA 90,563
14,040 Repsol SA 166,277
2,307 Siemens Gamesa Renewable
Energy SA
a
54,786
50,985 Telefonica SA 221,081
Total 3,804,139
Supranational (0.1%)
1,207 Unibail-Rodamco-Westfield
a
84,465
Total 84,465
Sweden (3.7%)
1,292 AB Industrivarden , Class A 41,052
1,545 AB Industrivarden , Class C 48,406
3,044 Alfa Laval AB 122,276
9,698 Assa Abloy AB 295,605
6,497 Atlas Copco AB, Class A 448,948
3,776 Atlas Copco AB, Class B 221,803
2,646 Boliden AB 102,029
2,182 Electrolux AB 52,847
5,414 Embracer Group AB
a
57,437
6,376 Epiroc AB, Class A 161,222
3,773 Epiroc AB, Class B 79,789
2,863 EQT AB 155,203
5,888 Essity Aktiebolag 192,095
1,665 Evolution Gaming Group AB
b
235,333
1,018 Fastighets AB Balder
a
73,260
2,213 Getinge AB 96,447
7,067 Hennes & Mauritz AB 138,669
19,062 Hexagon AB 301,952
4,049 Husqvarna AB 64,739
1,432 Investment AB Latour 58,180
4,825 Investor AB, Class A 126,935
17,628 Investor AB, Class B 442,345
2,343 Kinnevik AB
a
83,302
735 L E Lundbergforetagen AB 41,179
2,256 Lifco AB 67,384
1,937 Lundin Energy AB 69,311
13,801 NIBE Industrier AB 208,532
1,558 Sagax AB 52,407
10,923 Sandvik AB 304,463
3,030 Securitas AB 41,682
5,054 Sinch AB
a,b
63,773
Shares Common Stock (97.9%) Value
Sweden (3.7%) - continued
15,747 Skandinaviska Enskilda Banken AB $ 218,624
3,292 Skanska AB 85,069
3,698 SKF AB 87,457
5,862 Svenska Cellulosa AB SCA 104,017
14,113 Svenska Handelsbanken AB 152,533
8,762 Swedbank AB 176,080
15,288 Swedish Match AB 121,366
4,846 Tele2 AB 69,132
28,241 Telefonaktiebolaget LM Ericsson 310,737
25,721 Telia Company AB 100,594
1,938 Volvo AB, Class A 45,461
13,833 Volvo AB, Class B 319,909
Total 6,239,584
Switzerland (10.8%)
15,893 ABB, Ltd. 605,727
1,499 Adecco SA 76,385
4,835 Alcon, Inc. 426,473
60 Bachem Holding AG 46,983
449 Baloise Holding AG 73,283
35 Barry Callebaut AG 84,968
1 Chocoladefabriken Lindt and
Spruengli AG 134,109
2,088 Clariant AG 43,374
1,943 Coca-Cola HBC AG 67,277
5,051 Compagnie Financiere Richemont
SA 754,796
25,648 Credit Suisse Group AG 248,673
68 EMS-CHEMIE Holding AG 75,995
2,151 Ferguson plc 382,074
347 Geberit AG 282,852
89 Givaudan SA 466,948
96,619 Glencore Xstrata plc 492,300
5,066 Holcim, Ltd. 257,652
2,140 Julius Baer Group, Ltd. 143,107
526 Kuehne & Nagel International AG 169,402
10 Lindt & Spruengli AG 138,608
1,675 Logitech International SA 140,512
721 Lonza Group AG 600,296
27,231 Nestle SA 3,801,919
21,199 Novartis AG 1,862,799
220 Partners Group Holding AG 363,178
6,798 Roche Holding AG 2,820,227
310 Roche Holding AG-BR 138,750
195 Schindler Holding AG 52,111
394 Schindler Holding AG, Participation
Certificate 105,761
58 SGS SA 193,355
1,372 Sika AG 570,227
530 Sonova Holding AG 207,123
100 Straumann Holding AG 211,459
280 Swatch Group AG, Bearer Shares 85,733
509 Swatch Group AG, Registered
Shares 29,759
305 Swiss Life Holding AG 186,348
735 Swiss Prime Site AG 72,153
2,918 Swiss Re AG 288,046
251 Swisscom AG 141,595
650 Temenos AG 89,597
34,032 UBS Group AG 610,850
261 VAT Group AG
b
129,332
472 Vifor Pharma AG 83,850

International Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Switzerland (10.8%) - continued
1,456 Zurich Insurance Group AG $ 637,843
Total 18,393,809
United Kingdom (13.4%)
9,416 3i Group plc 184,584
21,100 ABRDN plc 68,744
1,868 Admiral Group plc 79,958
12,503 Anglo American plc 514,275
3,816 Antofagasta plc 69,402
4,329 Ashtead Group plc 348,979
3,447 Associated British Foods plc 94,358
14,989 AstraZeneca plc 1,750,252
9,277 Auto Trader Group plc
b
92,908
1,166 Aveva Group plc 53,802
37,846 Aviva plc 210,960
31,118 BAE Systems plc 232,053
163,782 Barclays plc 417,195
9,863 Barratt Developments plc 100,153
1,087 Berkeley Group Holdings plc 70,389
20,436 BHP Group plc 608,066
194,683 BP plc 872,299
21,092 British American Tobacco plc 783,180
8,518 British Land Company plc 61,511
86,370 BT Group plc 198,694
3,264 Bunzl plc 127,509
3,917 Burberry Group plc 96,680
1,985 Coca-Cola European Partners plc 111,021
17,262 Compass Group plc
a
388,630
1,350 Croda International plc 184,911
22,583 Diageo plc 1,234,746
4,940 Evraz plc 40,388
48,685 GlaxoSmithKline plc 1,060,004
3,673 Halma plc 159,257
3,442 Hargreaves Lansdown plc 63,251
1,680 Hikma Pharmaceuticals plc 50,452
197,638 HSBC Holdings plc 1,193,585
9,157 Imperial Brands plc 200,673
14,544 Informa plc
a
101,831
1,773 InterContinental Hotels Group plc
a
114,622
1,562 Intertek Group plc 119,161
16,920 J Sainsbury plc 63,246
24,975 JD Sports Fashion plc 73,639
1,873 Johnson Matthey plc 52,047
20,430 Kingfisher plc 93,972
6,816 Land Securities Group plc 71,936
57,763 Legal & General Group plc 233,263
686,767 Lloyds TSB Group plc 445,980
3,183 London Stock Exchange Group plc 299,425
25,156 M&G plc 68,055
42,306 Melrose Industries plc 92,006
4,698 Mondi plc 116,529
34,996 National Grid plc 504,616
55,731 Natwest Group plc 170,665
1,286 Next plc 142,235
4,722 Ocado Group plc
a
107,432
7,321 Pearson plc 60,733
3,088 Persimmon plc 119,688
6,286 Phoenix Group Holdings plc 55,644
25,308 Prudential plc 437,646
6,911 Reckitt Benckiser Group plc 594,923
18,711 RELX plc 610,855
17,990 Rentokil Initial plc 142,404
10,867 Rio Tinto plc 716,636
80,962 Rolls-Royce Holdings plc
a
135,136
39,682 Royal Dutch Shell plc, Class A 869,605
Shares Common Stock (97.9%) Value
United Kingdom (13.4%) - continued
35,626 Royal Dutch Shell plc, Class B $ 782,223
10,149 Sage Group plc 117,433
1,203 Schroders plc 58,065
11,613 SEGRO plc 226,008
2,421 Severn Trent plc 96,675
8,507 Smith & Nephew plc 148,467
3,835 Smiths Group plc 82,089
714 Spirax-Sarco Engineering plc 155,388
10,094 SSE plc 225,653
5,223 St. James's Place plc 119,357
25,466 Standard Chartered plc 154,853
35,283 Taylor Wimpey plc 84,119
74,810 Tesco plc 294,532
25,110 Unilever plc 1,347,060
6,598 United Utilities Group plc 97,356
267,581 Vodafone Group plc 403,039
1,954 Whitbread plc
a
79,484
Total 22,808,600
Total Common Stock
(cost $122,895,172) 166,716,339
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
558 Bayerische Motoren Werke AG 46,273
1,724 Henkel AG & Company KGaA 139,111
1,796 Volkswagen AG 360,786
Total 546,170
Total Preferred Stock
(cost $446,785) 546,170
Shares or
Principal
Amount Short-Term Investments ( 1.7% )
Federal Home Loan Bank Discount
Notes
100,000 0.040%,  1/18/2022
d,e
100,000
200,000 0.047%,  2/9/2022
d
199,996
100,000 0.044%,  2/16/2022
d,e
99,997
Thrivent Core Short-Term Reserve
Fund
239,546 0.200% 2,395,458
Total Short-Term Investments
(cost $2,795,440) 2,795,451
Total Investments (cost
$126,137,397) 99.9% $170,057,960
Other Assets and Liabilities,
Net 0.1% 211,904
Total Net Assets 100.0% $170,269,864
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $3,179,929 or
1.9% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.

International Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 44,772,433
Gross unrealized depreciation (2,158,375)
Net unrealized appreciation (depreciation) $ 42,614,058
Cost for federal income tax purposes $ 127,484,603
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,419,603 34,110 7,385,493 –
Consumer Discretionary 19,839,044 21,246 19,817,798 –
Consumer Staples 17,498,586 111,021 17,387,565 –
Energy 5,855,974 – 5,855,974 –
Financials 29,451,727 21,650 29,430,077 –
Health Care 20,719,111 120,725 20,598,386 –
Industrials 25,463,997 60,900 25,361,782 41,315
Information Technology 17,743,874 570,265 17,173,609 –
Materials 12,448,473 – 12,448,473 –
Real Estate 4,702,146 – 4,670,886 31,260
Utilities 5,573,804 – 5,573,804 –
Preferred Stock
Consumer Discretionary 407,059 – 407,059 –
Consumer Staples 139,111 – 139,111 –
Short-Term Investments 399,993 – 399,993 –
Subtotal Investments in Securities $167,662,502 $939,917 $166,650,010 $72,575
Other Investments  * Total
Affiliated Short-Term Investments 2,395,458
Subtotal Other Investments $2,395,458
Total Investments at Value $170,057,960
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 40,701 40,701 – –
Total Asset Derivatives $40,701 $40,701 $– $–

International Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Index Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$199,997 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 25 March 2022 $ 2,861,549 $ 40,701
Total Futures Long Contracts $ 2,861,549 $ 40,701
Total Futures Contracts $ 2,861,549 $40,701
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for International Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 40,701
Total Equity Contracts 40,701
Total Asset Derivatives $40,701
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 497,598
Total Equity Contracts
497,598
Total $497,598
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (5,434)
Total Equity Contracts (5,434)
Total ($5,434)
The following table presents International Index Portfolio's average volume of derivative activity during the period ended December 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $4,562,224

International Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $1,935 $18,919 $18,459 $2,395 240 1.4%
Total Affiliated Short-Term Investments 1,935 2,395 1.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 6,241 6,241 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $1,935 $2,395
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $6
Total Income/Non Income Cash from Affiliated
Investments $6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Communications Services (15.9%)
79,513 Alphabet, Inc., Class A
a
$ 230,352,342
326,141 Live Nation Entertainment, Inc.
a
39,035,816
387,680 Meta Platforms, Inc.
a
130,396,168
980,260 Twitter, Inc.
a
42,366,837
Total 442,151,163
Consumer Discretionary (14.0%)
55,987 Amazon.com, Inc.
a
186,679,694
216,083 Aptiv plc
a
35,642,891
86,641 Carvana Company
a
20,082,517
21,992 Chipotle Mexican Grill, Inc.
a
38,447,514
100,654 Tesla, Inc.
a
106,369,134
Total 387,221,750
Consumer Staples (2.5%)
326,918 BJ's Wholesale Club Holdings,
Inc.
a
21,893,699
335,805 Walmart, Inc. 48,587,625
Total 70,481,324
Financials (7.7%)
231,150 American Express Company 37,816,140
729,046 Charles Schwab Corporation 61,312,769
57,383 Coinbase Global, Inc.
a
14,481,748
144,843 First Republic Bank 29,911,528
193,614 Raymond James Financial, Inc. 19,438,845
108,913 S&P Global, Inc. 51,399,312
Total 214,360,342
Health Care (12.5%)
128,521 Amgen, Inc. 28,913,369
52,493 Anthem, Inc. 24,332,605
144,190 Danaher Corporation 47,439,952
47,280 DexCom , Inc.
a
25,386,996
237,301 Edwards Lifesciences Corporation
a
30,742,345
141,073 Intuitive Surgical, Inc.
a
50,687,529
256,807 Novo Nordisk AS ADR 28,762,384
153,084 Teladoc Health, Inc.
a
14,056,173
68,993 Thermo Fisher Scientific, Inc. 46,034,889
207,187 Zoetis, Inc. 50,559,844
Total 346,916,086
Industrials (4.1%)
71,727 Lockheed Martin Corporation 25,492,493
128,501 Norfolk Southern Corporation 38,256,033
1,213,656 Uber Technologies, Inc.
a
50,888,596
Total 114,637,122
Information Technology (40.4%)
146,652 Adobe, Inc.
a
83,160,483
1,261,861 Apple, Inc. 224,068,658
387,191 Block, Inc.
a
62,535,218
267,882 Mastercard , Inc. 96,255,360
794,303 Microsoft Corporation 267,139,985
457,651 NVIDIA Corporation 134,599,735
347,510 PayPal Holdings, Inc.
a
65,533,436
318,044 QUALCOMM, Inc. 58,160,706
276,805 Salesforce.com, Inc.
a
70,344,455
91,135 ServiceNow , Inc.
a
59,156,640
Total 1,120,954,676
Shares Common Stock (98.5%) Value
Materials (1.4%)
109,036 Sherwin-Williams Company $ 38,398,118
Total 38,398,118
Total Common Stock
(cost $1,228,967,222) 2,735,120,581
Shares
Registered Investment
Companies ( 0.5% ) Value
Unaffiliated  (0.5%)
133,744 SPDR S&P Biotech ETF 14,973,978
Total 14,973,978
Total Registered Investment
Companies (cost $17,457,920) 14,973,978
Shares Short-Term Investments ( 1.0% ) Value
Thrivent Core Short-Term Reserve
Fund
2,700,882 0.200% 27,008,822
Total Short-Term Investments
(cost $26,986,350) 27,008,822
Total Investments (cost
$1,273,411,492) 100.0% $2,777,103,381
Other Assets and Liabilities, Net
(<0.1%) (1,157,586)
Total Net Assets 100.0% $2,775,945,795
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,527,463,802
Gross unrealized depreciation (28,814,462)
Net unrealized appreciation (depreciation) $ 1,498,649,340
Cost for federal income tax purposes $ 1,278,454,041

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 442,151,163 442,151,163 – –
Consumer Discretionary 387,221,750 387,221,750 – –
Consumer Staples 70,481,324 70,481,324 – –
Financials 214,360,342 214,360,342 – –
Health Care 346,916,086 346,916,086 – –
Industrials 114,637,122 114,637,122 – –
Information Technology 1,120,954,676 1,120,954,676 – –
Materials 38,398,118 38,398,118 – –
Registered Investment Companies
Unaffiliated 14,973,978 14,973,978 – –
Subtotal Investments in Securities $2,750,094,559 $2,750,094,559 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 27,008,822
Subtotal Other Investments $27,008,822
Total Investments at Value $2,777,103,381
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $37,066 $529,793 $539,850 $27,009 2,701 1.0%
Total Affiliated Short-Term Investments 37,066 27,009 1.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,370 268,931 277,301 – – –
Total Collateral Held for Securities Loaned 8,370 – –
Total Value $45,436 $27,009
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $8 $(8) $ – $66
Total Income/Non Income Cash from Affiliated
Investments $66
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 5 37
Total Affiliated Income from Securities Loaned, Net $37
Total Value $8 $(8) $ 5

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.3% ) Value
Communications Services (9.4%)
33,179 Activision Blizzard, Inc. $ 2,207,399
12,814 Alphabet, Inc., Class A
a
37,122,671
11,911 Alphabet, Inc., Class C
a
34,465,550
304,194 AT&T, Inc. 7,483,172
5,270 Charter Communications, Inc.
a
3,435,882
194,226 Comcast Corporation 9,775,395
7,208 Discovery, Inc., Class A
a,b
169,676
12,939 Discovery, Inc., Class C
a
296,303
10,637 DISH Network Corporation
a
345,064
12,047 Electronic Arts, Inc. 1,588,999
13,646 Fox Corporation, Class A 503,537
6,264 Fox Corporation, Class B 214,667
16,773 Interpublic Group of Companies,
Inc. 628,149
5,754 Live Nation Entertainment, Inc.
a
688,696
39,254 Lumen Technologies, Inc. 492,638
12,059 Match Group, Inc.
a
1,594,803
100,799 Meta Platforms, Inc.
a
33,903,744
16,743 News Corporation, Class A 373,536
5,187 News Corporation, Class B 116,708
9,055 Omnicom Group, Inc. 663,460
4,912 Take-Two Interactive Software,
Inc.
a
872,961
25,007 T-Mobile US, Inc.
a
2,900,312
34,062 Twitter, Inc.
a
1,472,160
176,363 Verizon Communications, Inc. 9,163,821
25,845 ViacomCBS , Inc. 780,002
77,406 Walt Disney Company
a
11,989,415
Total 163,248,720
Consumer Discretionary (13.1%)
2,684 Advance Auto Parts, Inc. 643,838
18,579 Amazon.com, Inc.
a
61,948,703
11,523 Aptiv plc
a
1,900,719
893 AutoZone, Inc.
a
1,872,076
11,262 Bath & Body Works, Inc. 785,975
9,430 Best Buy Company, Inc. 958,088
1,749 Booking Holdings, Inc.
a
4,196,253
10,214 BorgWarner, Inc. 460,345
9,106 Caesars Entertainment, Inc.
a
851,684
6,906 CarMax, Inc.
a
899,368
34,269 Carnival Corporation
a
689,492
1,198 Chipotle Mexican Grill, Inc.
a
2,094,403
13,885 D.R. Horton, Inc. 1,505,828
5,529 Darden Restaurants, Inc. 832,889
9,939 Dollar General Corporation 2,343,914
9,581 Dollar Tree, Inc.
a
1,346,322
1,550 Domino's Pizza, Inc. 874,711
26,667 eBay, Inc. 1,773,356
5,401 Etsy, Inc.
a
1,182,495
6,220 Expedia Group, Inc.
a
1,124,078
167,214 Ford Motor Company 3,473,035
9,132 Gap, Inc. 161,180
6,472 Garmin, Ltd. 881,292
61,847 General Motors Company
a
3,626,090
6,067 Genuine Parts Company 850,593
5,524 Hasbro, Inc. 562,233
11,873 Hilton Worldwide Holdings, Inc.
a
1,852,069
44,956 Home Depot, Inc. 18,657,190
14,645 Las Vegas Sands Corporation
a
551,238
11,580 Lennar Corporation 1,345,133
11,424 LKQ Corporation 685,783
29,496 Lowe's Companies, Inc. 7,624,126
11,654 Marriott International, Inc.
a
1,925,707
31,831 McDonald's Corporation 8,532,936
Shares Common Stock (99.3%) Value
Consumer Discretionary (13.1%) - continued
16,581 MGM Resorts International $ 744,155
2,337 Mohawk Industries, Inc.
a
425,755
18,869 Netflix, Inc.
a
11,367,440
16,128 Newell Brands, Inc. 352,236
54,432 NIKE, Inc. 9,072,181
15,763 Norwegian Cruise Line Holdings,
Ltd.
a,b
326,925
139 NVR, Inc.
a
821,333
2,870 O'Reilly Automotive, Inc.
a
2,026,880
7,077 Penn National Gaming, Inc.
a
366,942
1,708 Pool Corporation 966,728
10,785 PulteGroup, Inc. 616,471
3,027 PVH Corporation 322,830
2,076 Ralph Lauren Corporation 246,753
15,138 Ross Stores, Inc. 1,729,971
9,551 Royal Caribbean Cruises, Ltd.
a
734,472
50,266 Starbucks Corporation 5,879,614
11,721 Tapestry, Inc. 475,873
20,790 Target Corporation 4,811,638
34,652 Tesla, Inc.
a
36,619,541
51,226 TJX Companies, Inc. 3,889,078
4,848 Tractor Supply Company 1,156,733
2,316 Ulta Beauty, Inc.
a
954,979
8,036 Under Armour , Inc., Class A
a
170,283
9,161 Under Armour , Inc., Class C
a
165,264
13,887 VF Corporation 1,016,806
2,588 Whirlpool Corporation 607,300
4,483 Wynn Resorts, Ltd.
a
381,234
12,487 Yum! Brands, Inc. 1,733,945
Total 226,996,502
Consumer Staples (5.8%)
78,252 Altria Group, Inc. 3,708,362
23,831 Archer-Daniels-Midland Company 1,610,737
7,784 Brown-Forman Corporation 567,142
8,622 Campbell Soup Company 374,712
10,400 Church & Dwight Company, Inc. 1,066,000
5,234 Clorox Company 912,600
165,599 Coca-Cola Company 9,805,117
35,904 Colgate-Palmolive Company 3,064,047
20,434 Conagra Brands, Inc. 697,821
6,997 Constellation Brands, Inc. 1,756,037
18,821 Costco Wholesale Corporation 10,684,682
9,870 Estee Lauder Companies, Inc. 3,653,874
25,801 General Mills, Inc. 1,738,472
6,193 Hershey Company 1,198,160
12,018 Hormel Foods Corporation 586,599
4,616 J.M. Smucker Company 626,945
10,898 Kellogg Company 702,049
14,344 Kimberly-Clark Corporation 2,050,045
30,242 Kraft Heinz Company 1,085,688
28,827 Kroger Company 1,304,710
6,222 Lamb Weston Holdings, Inc. 394,350
10,622 McCormick & Company, Inc. 1,026,192
8,026 Molson Coors Beverage Company 372,005
59,423 Mondelez International, Inc. 3,940,339
16,004 Monster Beverage Corporation
a
1,537,024
58,899 PepsiCo, Inc. 10,231,345
66,318 Philip Morris International, Inc. 6,300,210
103,085 Procter & Gamble Company 16,862,644
21,838 Sysco Corporation 1,715,375
12,559 Tyson Foods, Inc. 1,094,643
30,605 Walgreens Boots Alliance, Inc. 1,596,357

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Consumer Staples (5.8%) - continued
60,580 Walmart, Inc. $ 8,765,320
Total 101,029,603
Energy (2.7%)
15,475 APA Corporation 416,123
37,233 Baker Hughes Company 895,826
82,116 Chevron Corporation 9,636,313
56,185 ConocoPhillips 4,055,433
34,657 Coterra Energy, Inc. 658,483
26,820 Devon Energy Corporation 1,181,421
7,255 Diamondback Energy, Inc. 782,452
24,924 EOG Resources, Inc. 2,213,999
180,342 Exxon Mobil Corporation 11,035,127
38,130 Halliburton Company 872,033
11,742 Hess Corporation 869,260
83,066 Kinder Morgan, Inc. 1,317,427
33,164 Marathon Oil Corporation 544,553
26,223 Marathon Petroleum Corporation 1,678,010
37,797 Occidental Petroleum Corporation 1,095,735
18,996 ONEOK, Inc. 1,116,205
18,665 Phillips 66 1,352,466
9,672 Pioneer Natural Resources
Company 1,759,143
59,750 Schlumberger, Ltd. 1,789,512
17,416 Valero Energy Corporation 1,308,116
51,758 Williams Companies, Inc. 1,347,778
Total 45,925,415
Financials (10.6%)
25,925 Aflac, Inc. 1,513,761
12,212 Allstate Corporation 1,436,742
26,726 American Express Company 4,372,374
35,369 American International Group, Inc. 2,011,081
4,766 Ameriprise Financial, Inc. 1,437,712
9,386 Aon plc 2,821,056
8,830 Arthur J. Gallagher & Company 1,498,186
2,427 Assurant, Inc. 378,272
306,792 Bank of America Corporation 13,649,176
32,364 Bank of New York Mellon
Corporation 1,879,701
78,013 Berkshire Hathaway, Inc.
a
23,325,887
6,083 BlackRock, Inc. 5,569,352
9,986 Brown & Brown, Inc. 701,816
18,131 Capital One Financial Corporation 2,630,627
4,543 Cboe Global Markets, Inc. 592,407
64,041 Charles Schwab Corporation 5,385,848
18,349 Chubb, Ltd. 3,547,045
6,384 Cincinnati Financial Corporation 727,329
84,526 Citigroup, Inc. 5,104,525
18,155 Citizens Financial Group, Inc. 857,824
15,310 CME Group, Inc. 3,497,723
5,587 Comerica, Inc. 486,069
12,485 Discover Financial Services 1,442,767
1,677 Everest Re Group, Ltd. 459,364
1,603 FactSet Research Systems, Inc. 779,074
29,127 Fifth Third Bancorp 1,268,481
7,636 First Republic Bank 1,576,910
11,970 Franklin Resources, Inc. 400,875
14,460 Goldman Sachs Group, Inc. 5,531,673
14,498 Hartford Financial Services Group,
Inc. 1,000,942
61,617 Huntington Bancshares, Inc. 950,134
24,000 Intercontinental Exchange, Inc. 3,282,480
14,538 Invesco, Ltd. 334,665
Shares Common Stock (99.3%) Value
Financials (10.6%) - continued
125,889 J.P. Morgan Chase & Company $ 19,934,523
39,661 KeyCorp 917,359
7,236 Lincoln National Corporation 493,929
8,537 Loews Corporation 493,097
5,482 M&T Bank Corporation 841,926
1,620 MarketAxess Holdings, Inc. 666,258
21,508 Marsh & McLennan Companies,
Inc. 3,738,521
30,457 MetLife, Inc. 1,903,258
6,890 Moody's Corporation 2,691,096
61,151 Morgan Stanley 6,002,582
3,512 MSCI, Inc. 2,151,767
4,986 Nasdaq, Inc. 1,047,110
8,846 Northern Trust Corporation 1,058,070
18,233 People's United Financial, Inc. 324,912
18,004 PNC Financial Services Group,
Inc. 3,610,162
10,501 Principal Financial Group, Inc. 759,537
24,923 Progressive Corporation 2,558,346
16,102 Prudential Financial, Inc. 1,742,881
7,889 Raymond James Financial, Inc. 792,056
40,608 Regions Financial Corporation 885,254
10,266 S&P Global, Inc. 4,844,833
2,583 Signature Bank 835,523
15,575 State Street Corporation 1,448,475
2,500 SVB Financial Group
a
1,695,600
23,312 Synchrony Financial 1,081,444
9,574 T. Rowe Price Group, Inc. 1,882,631
3,957 Torchmark Corporation 370,850
10,480 Travelers Companies, Inc. 1,639,386
56,864 Truist Financial Corporation 3,329,387
57,480 U.S. Bancorp 3,228,652
5,944 W.R. Berkley Corporation 489,726
169,849 Wells Fargo & Company 8,149,355
5,308 Willis Towers Watson plc 1,260,597
6,665 Zions Bancorporation NA 420,961
Total 183,741,942
Health Care (13.2%)
75,326 Abbott Laboratories 10,601,381
75,308 AbbVie, Inc. 10,196,703
1,938 ABIOMED, Inc.
a
696,071
12,895 Agilent Technologies, Inc. 2,058,687
3,124 Align Technology, Inc.
a
2,053,030
6,373 AmerisourceBergen Corporation 846,908
23,994 Amgen, Inc. 5,397,930
10,339 Anthem, Inc. 4,792,540
21,329 Baxter International, Inc. 1,830,881
12,234 Becton, Dickinson and Company 3,076,606
6,257 Biogen, Inc.
a
1,501,179
920 Bio-Rad Laboratories, Inc.
a
695,124
1,674 Bio- Techne Corporation 866,027
60,702 Boston Scientific Corporation
a
2,578,621
94,553 Bristol-Myers Squibb Company 5,895,380
12,004 Cardinal Health, Inc. 618,086
7,292 Catalent , Inc.
a
933,595
24,856 Centene Corporation
a
2,048,134
12,533 Cerner Corporation 1,163,940
2,150 Charles River Laboratories
International, Inc.
a
810,077
14,118 Cigna Holding Company 3,241,916
2,100 Cooper Companies, Inc. 879,774
56,232 CVS Health Corporation 5,800,893
27,091 Danaher Corporation 8,913,210
2,778 DaVita, Inc.
a
316,025

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Health Care (13.2%) - continued
9,312 Dentsply Sirona, Inc. $ 519,516
4,129 DexCom , Inc.
a
2,217,067
26,595 Edwards Lifesciences Corporation
a
3,445,382
33,822 Eli Lilly and Company 9,342,313
53,434 Gilead Sciences, Inc. 3,879,843
10,202 HCA Healthcare, Inc. 2,621,098
5,907 Henry Schein, Inc.
a
457,970
10,798 Hologic , Inc.
a
826,695
5,475 Humana, Inc. 2,539,633
3,612 IDEXX Laboratories, Inc.
a
2,378,357
6,658 Illumina, Inc.
a
2,532,970
7,998 Incyte Corporation
a
587,053
15,206 Intuitive Surgical, Inc.
a
5,463,516
8,138 IQVIA Holding, Inc.
a
2,296,055
112,144 Johnson & Johnson 19,184,474
4,077 Laboratory Corporation of America
Holdings
a
1,281,034
6,504 McKesson Corporation 1,616,699
57,329 Medtronic plc 5,930,685
107,601 Merck & Company, Inc. 8,246,541
979 Mettler -Toledo International, Inc.
a
1,661,569
15,026 Moderna , Inc.
a
3,816,303
10,801 Organon and Company 328,890
5,376 PerkinElmer, Inc. 1,080,899
239,098 Pfizer, Inc. 14,118,737
5,226 Quest Diagnostics, Inc. 904,150
4,503 Regeneron Pharmaceuticals, Inc.
a
2,843,735
6,208 ResMed , Inc. 1,617,060
4,261 STERIS plc 1,037,170
14,302 Stryker Corporation 3,824,641
1,996 Teleflex, Inc. 655,646
16,786 Thermo Fisher Scientific, Inc. 11,200,291
40,121 UnitedHealth Group, Inc. 20,146,359
3,115 Universal Health Services, Inc. 403,891
10,831 Vertex Pharmaceuticals, Inc.
a
2,378,488
51,518 Viatris , Inc. 697,039
2,600 Waters Corporation
a
968,760
3,156 West Pharmaceutical Services,
Inc. 1,480,196
8,899 Zimmer Biomet Holdings, Inc. 1,130,529
20,154 Zoetis, Inc. 4,918,181
Total 228,392,153
Industrials (8.3%)
24,547 3M Company 4,360,284
5,674 A.O. Smith Corporation 487,113
5,338 Alaska Air Group, Inc.
a
278,110
3,821 Allegion plc 506,053
27,583 American Airlines Group, Inc.
a,b
495,391
9,854 AMETEK, Inc. 1,448,932
23,533 Boeing Company
a
4,737,663
5,537 C.H. Robinson Worldwide, Inc. 595,947
36,915 Carrier Global Corporation 2,002,270
23,043 Caterpillar, Inc. 4,763,910
3,744 Cintas Corporation 1,659,228
9,090 Copart , Inc.
a
1,378,226
31,050 Corteva , Inc. 1,468,044
94,482 CSX Corporation 3,552,523
6,093 Cummins, Inc. 1,329,127
12,019 Deere & Company 4,121,195
27,263 Delta Air Lines, Inc.
a
1,065,438
6,133 Dover Corporation 1,113,753
16,980 Eaton Corporation plc 2,934,484
25,465 Emerson Electric Company 2,367,481
5,197 Equifax, Inc. 1,521,630
Shares Common Stock (99.3%) Value
Industrials (8.3%) - continued
7,216 Expeditors International of
Washington, Inc. $ 969,037
24,501 Fastenal Company 1,569,534
10,411 FedEx Corporation 2,692,701
15,275 Fortive Corporation 1,165,330
5,782 Fortune Brands Home and
Security, Inc. 618,096
2,688 Generac Holdings, Inc.
a
945,961
9,872 General Dynamics Corporation 2,058,016
46,779 General Electric Company 4,419,212
29,326 Honeywell International, Inc. 6,114,764
16,379 Howmet Aerospace, Inc. 521,343
1,707 Huntington Ingalls Industries, Inc. 318,765
3,239 IDEX Corporation 765,440
16,990 IHS Markit , Ltd. 2,258,311
12,167 Illinois Tool Works, Inc. 3,002,816
17,362 Ingersoll - Rand, Inc. 1,074,187
5,551 Jacobs Engineering Group, Inc. 772,866
3,579 JB Hunt Transport Services, Inc. 731,548
30,189 Johnson Controls International plc 2,454,668
8,359 L3Harris Technologies, Inc. 1,782,473
21,834 Linde plc 7,563,953
10,456 Lockheed Martin Corporation 3,716,167
10,398 Masco Corporation 730,147
15,284 Nielsen Holdings plc 313,475
10,366 Norfolk Southern Corporation 3,086,062
6,348 Northrop Grumman Corporation 2,457,120
3,968 Old Dominion Freight Line, Inc. 1,422,052
18,094 Otis Worldwide Corporation 1,575,445
14,789 PACCAR, Inc. 1,305,277
5,499 Parker-Hannifin Corporation 1,749,342
7,049 Pentair plc 514,788
6,070 Quanta Services, Inc. 695,986
63,760 Raytheon Technologies
Corporation 5,487,186
8,915 Republic Services, Inc. 1,243,197
4,742 Robert Half International, Inc. 528,828
4,941 Rockwell Automation, Inc. 1,723,668
9,642 Rollins, Inc. 329,853
4,493 Roper Industries, Inc. 2,209,927
2,289 Snap-On, Inc. 493,005
25,215 Southwest Airlines Company
a
1,080,211
6,945 Stanley Black & Decker, Inc. 1,309,966
1,987 Teledyne Technologies, Inc.
a
868,100
9,390 Textron, Inc. 724,908
10,119 Trane Technologies plc 2,044,341
2,230 TransDigm Group, Inc.
a
1,418,904
27,385 Union Pacific Corporation 6,899,103
13,794 United Airlines Holdings, Inc.
a
603,901
31,061 United Parcel Service, Inc. 6,657,615
3,084 United Rentals, Inc.
a
1,024,782
6,865 Verisk Analytics, Inc. 1,570,231
1,844 W.W. Grainger, Inc. 955,634
7,958 Wabtec Corporation 733,011
16,394 Waste Management, Inc. 2,736,159
7,682 Xylem, Inc. 921,225
Total 143,115,439
Information Technology (28.9%)
26,907 Accenture plc 11,154,297
20,268 Adobe, Inc.
a
11,493,172
51,442 Advanced Micro Devices, Inc.
a
7,402,504
6,921 Akamai Technologies, Inc.
a
810,034
25,475 Amphenol Corporation 2,228,044
22,893 Analog Devices, Inc. 4,023,903

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Information Technology (28.9%) - continued
3,717 ANSYS, Inc.
a
$ 1,490,963
663,939 Apple, Inc. 117,895,648
38,463 Applied Materials, Inc. 6,052,538
9,556 Arista Networks, Inc.
a
1,373,675
9,365 Autodesk, Inc.
a
2,633,344
17,950 Automatic Data Processing, Inc. 4,426,111
17,534 Broadcom, Inc. 11,667,299
4,966 Broadridge Financial Solutions,
Inc. 907,884
11,806 Cadence Design Systems, Inc.
a
2,200,048
5,782 CDW Corporation 1,184,038
5,802 Ceridian HCM Holding, Inc.
a
606,077
179,663 Cisco Systems, Inc. 11,385,244
5,313 Citrix Systems, Inc. 502,557
22,375 Cognizant Technology Solutions
Corporation 1,985,110
32,718 Corning, Inc. 1,218,091
10,745 DXC Technology Company
a
345,882
5,747 Enphase Energy, Inc.
a
1,051,356
2,416 EPAM Systems, Inc.
a
1,614,975
2,569 F5, Inc.
a
628,660
25,940 Fidelity National Information
Services, Inc. 2,831,351
25,312 Fiserv, Inc.
a
2,627,132
3,459 FLEETCOR Technologies, Inc.
a
774,263
5,781 Fortinet, Inc.
a
2,077,691
3,503 Gartner, Inc.
a
1,171,123
12,360 Global Payments, Inc. 1,670,825
55,721 Hewlett Packard Enterprise
Company 878,720
49,095 HP, Inc. 1,849,409
173,247 Intel Corporation 8,922,221
38,202 International Business Machines
Corporation 5,106,079
12,062 Intuit, Inc. 7,758,520
1,521 IPG Photonics Corporation
a
261,825
3,154 Jack Henry & Associates, Inc. 526,686
13,852 Juniper Networks, Inc. 494,655
7,846 Keysight Technologies, Inc.
a
1,620,277
6,459 KLA-Tencor Corporation 2,778,080
5,998 Lam Research Corporation 4,313,462
5,978 Leidos Holdings, Inc. 531,444
36,954 Mastercard , Inc. 13,278,311
23,636 Microchip Technology, Inc. 2,057,750
47,651 Micron Technology, Inc. 4,438,691
319,826 Microsoft Corporation 107,563,880
1,846 Monolithic Power Systems, Inc. 910,687
7,195 Motorola Solutions, Inc. 1,954,882
9,526 NetApp, Inc. 876,297
24,782 NortonLifeLock , Inc. 643,836
106,495 NVIDIA Corporation 31,321,244
11,328 NXP Semiconductors NV 2,580,292
68,706 Oracle Corporation 5,991,850
13,671 Paychex, Inc. 1,866,092
2,051 Paycom Software, Inc.
a
851,555
50,050 PayPal Holdings, Inc.
a
9,438,429
4,500 PTC, Inc.
a
545,175
4,695 Qorvo , Inc.
a
734,251
47,710 QUALCOMM, Inc. 8,724,728
41,704 Salesforce.com, Inc.
a
10,598,238
8,725 Seagate Technology Holdings plc 985,751
8,477 ServiceNow , Inc.
a
5,502,505
7,035 Skyworks Solutions, Inc. 1,091,410
2,237 SolarEdge Technologies, Inc.
a
627,635
6,496 Synopsys, Inc.
a
2,393,776
Shares Common Stock (99.3%) Value
Information Technology (28.9%) - continued
13,900 TE Connectivity, Ltd. $ 2,242,626
6,944 Teradyne, Inc. 1,135,552
39,341 Texas Instruments, Inc. 7,414,598
10,692 Trimble, Inc.
a
932,235
1,746 Tyler Technologies, Inc.
a
939,261
4,117 VeriSign, Inc.
a
1,044,977
71,437 Visa, Inc. 15,481,112
13,275 Western Digital Corporation
a
865,663
10,559 Xilinx, Inc. 2,238,825
2,276 Zebra Technologies Corporation
a
1,354,675
Total 501,102,006
Materials (2.0%)
9,430 Air Products and Chemicals, Inc. 2,869,172
4,983 Albemarle Corporation 1,164,876
65,310 Amcor plc 784,373
3,527 Avery Dennison Corporation 763,842
13,797 Ball Corporation 1,328,237
4,638 Celanese Corporation 779,462
9,136 CF Industries Holdings, Inc. 646,646
31,506 Dow, Inc. 1,787,020
22,070 DuPont de Nemours, Inc. 1,782,815
5,727 Eastman Chemical Company 692,452
10,620 Ecolab, Inc. 2,491,346
5,399 FMC Corporation 593,296
62,554 Freeport-McMoRan, Inc. 2,610,378
10,842 International Flavors & Fragrances,
Inc. 1,633,347
16,497 International Paper Company 775,029
11,199 LyondellBasell Industries NV 1,032,884
2,657 Martin Marietta Materials, Inc. 1,170,462
15,779 Mosaic Company 619,957
33,969 Newmont Corporation 2,106,757
12,175 Nucor Corporation 1,389,776
4,046 Packaging Corporation of America 550,863
10,113 PPG Industries, Inc. 1,743,886
6,311 Sealed Air Corporation 425,803
10,276 Sherwin-Williams Company 3,618,796
5,653 Vulcan Materials Company 1,173,450
11,374 WestRock Company 504,551
Total 35,039,476
Real Estate (2.8%)
6,007 Alexandria Real Estate Equities,
Inc. 1,339,321
19,400 American Tower Corporation 5,674,500
5,953 AvalonBay Communities, Inc. 1,503,668
6,055 Boston Properties, Inc. 697,415
14,256 CBRE Group, Inc.
a
1,546,919
18,411 Crown Castle International
Corporation 3,843,112
12,089 Digital Realty Trust, Inc. 2,138,181
16,224 Duke Realty Corporation 1,064,943
3,836 Equinix , Inc. 3,244,642
14,537 Equity Residential 1,315,599
2,773 Essex Property Trust, Inc. 976,734
5,704 Extra Space Storage, Inc. 1,293,268
2,982 Federal Realty Investment Trust 406,506
22,963 Healthpeak Properties, Inc. 828,735
30,417 Host Hotels & Resorts, Inc.
a
528,952
12,334 Iron Mountain, Inc. 645,438
26,259 Kimco Realty Corporation 647,284
4,905 Mid-America Apartment
Communities, Inc. 1,125,403

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Real Estate (2.8%) - continued
31,494 Prologis, Inc. $ 5,302,330
6,499 Public Storage, Inc. 2,434,265
24,101 Realty Income Corporation 1,725,391
6,564 Regency Centers Corporation 494,597
4,634 SBA Communications Corporation 1,802,719
13,998 Simon Property Group, Inc. 2,236,461
12,381 UDR, Inc. 742,736
17,004 Ventas, Inc. 869,245
6,773 Vornado Realty Trust 283,518
18,542 Welltower , Inc. 1,590,347
31,908 Weyerhaeuser Company 1,313,971
Total 47,616,200
Utilities (2.5%)
28,401 AES Corporation 690,144
10,665 Alliant Energy Corporation 655,577
10,974 Ameren Corporation 976,796
21,455 American Electric Power
Company, Inc. 1,908,851
7,733 American Water Works Company,
Inc. 1,460,454
5,641 Atmos Energy Corporation 591,008
26,789 CenterPoint Energy, Inc. 747,681
12,341 CMS Energy Corporation 802,782
15,069 Consolidated Edison, Inc. 1,285,687
34,501 Dominion Energy, Inc. 2,710,399
8,252 DTE Energy Company 986,444
32,767 Duke Energy Corporation 3,437,258
16,183 Edison International, Inc. 1,104,490
8,561 Entergy Corporation 964,397
9,768 Evergy , Inc. 670,182
14,646 Eversource Energy 1,332,493
41,675 Exelon Corporation 2,407,148
23,191 FirstEnergy Corporation 964,514
83,583 NextEra Energy, Inc. 7,803,309
16,729 NiSource, Inc. 461,888
10,430 NRG Energy, Inc. 449,324
4,806 Pinnacle West Capital Corporation 339,255
31,979 PPL Corporation 961,289
21,540 Public Service Enterprise Group,
Inc. 1,437,364
13,603 Sempra Energy 1,799,405
45,146 Southern Company 3,096,113
13,437 WEC Energy Group, Inc. 1,304,330
22,947 Xcel Energy, Inc. 1,553,512
Total 42,902,094
Total Common Stock
(cost $608,787,307) 1,719,109,550
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
655,671 Thrivent Cash Management Trust 655,671
Total Collateral Held for
Securities Loaned
(cost $655,671) 655,671
Shares or
Principal
Amount Short-Term Investments ( 0.7% ) Value
Federal Home Loan Bank Discount
Notes
800,000 0.045%, 2/2/2022
c,d
799,987
200,000 0.030%, 2/15/2022
c,d
199,995
Shares or
Principal
Amount Short-Term Investments (0.7%) Value
Thrivent Core Short-Term Reserve
Fund
1,057,568 0.200% $ 10,575,679
Total Short-Term Investments
(cost $11,575,640) 11,575,661
Total Investments (cost
$621,018,618) 100.0% $1,731,340,882
Other Assets and Liabilities, Net
<0.1% 38,059
Total Net Assets 100.0% $1,731,378,941
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of December 31, 2021:
Securities Lending Transactions
Common Stock $ 631,877
Total lending $631,877
Gross amount payable upon return of
collateral for securities loaned $655,671
Net amounts due to counterparty $23,794
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,116,661,515
Gross unrealized depreciation (20,088,391)
Net unrealized appreciation (depreciation) $ 1,096,573,124
Cost for federal income tax purposes $ 634,993,855

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 163,248,720 163,248,720 – –
Consumer Discretionary 226,996,502 226,996,502 – –
Consumer Staples 101,029,603 101,029,603 – –
Energy 45,925,415 45,925,415 – –
Financials 183,741,942 183,741,942 – –
Health Care 228,392,153 228,392,153 – –
Industrials 143,115,439 143,115,439 – –
Information Technology 501,102,006 501,102,006 – –
Materials 35,039,476 35,039,476 – –
Real Estate 47,616,200 47,616,200 – –
Utilities 42,902,094 42,902,094 – –
Short-Term Investments 999,982 – 999,982 –
Subtotal Investments in Securities $1,720,109,532 $1,719,109,550 $999,982 $–
Other Investments  * Total
Affiliated Short-Term Investments 10,575,679
Collateral Held for Securities Loaned 655,671
Subtotal Other Investments $11,231,350
Total Investments at Value $1,731,340,882
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 226,097 226,097 – –
Total Asset Derivatives $226,097 $226,097 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$699,987 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 52 March 2022 $ 12,146,003 $ 226,097
Total Futures Long Contracts $ 12,146,003 $ 226,097
Total Futures Contracts $ 12,146,003 $226,097

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Large Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 226,097
Total Equity Contracts 226,097
Total Asset Derivatives $226,097
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,690,829
Total Equity Contracts
1,690,829
Total $1,690,829
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 5,920
Total Equity Contracts 5,920
Total $5,920
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $7,293,311

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $7,873 $65,306 $62,603 $10,576 1,058 0.6%
Total Affiliated Short-Term Investments 7,873 10,576 0.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,529 19,871 21,744 656 656 <0.1
Total Collateral Held for Securities Loaned 2,529 656 <0.1
Total Value $10,402 $11,232
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $9
Total Income/Non Income Cash from Affiliated
Investments $9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $ 0

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Communications Services (6.0%)
13,719 Alphabet, Inc., Class C
a
$ 39,697,161
968,368 Comcast Corporation 48,737,962
512,923 Discovery, Inc., Class A
a,b
12,074,207
965,558 Verizon Communications, Inc. 50,170,394
Total 150,679,724
Consumer Discretionary (7.7%)
143,395 Aptiv plc
a
23,653,005
13,426 AutoZone, Inc.
a
28,146,132
203,021 D.R. Horton, Inc. 22,017,628
267,900 Lowe's Companies, Inc. 69,246,792
56,782 Mohawk Industries, Inc.
a
10,344,545
312,198 Sony Group Corporation ADR 39,461,827
Total 192,869,929
Consumer Staples (6.4%)
84,819 Kimberly-Clark Corporation 12,122,331
232,628 Lamb Weston Holdings, Inc. 14,743,963
559,805 Philip Morris International, Inc. 53,181,475
260,440 Sysco Corporation 20,457,562
415,222 Walmart, Inc. 60,078,471
Total 160,583,802
Energy (6.0%)
727,540 BP plc ADR 19,374,390
435,772 ConocoPhillips 31,454,023
551,887 Devon Energy Corporation 24,310,622
1,117,598 Enterprise Products Partners, LP 24,542,452
387,739 Halliburton Company 8,867,591
253,011 Marathon Petroleum Corporation 16,190,174
149,492 Pioneer Natural Resources
Company 27,189,605
Total 151,928,857
Financials (21.9%)
1,486,456 Bank of America Corporation 66,132,427
162,089 Capital One Financial Corporation 23,517,493
450,228 Charles Schwab Corporation 37,864,175
210,843 Chubb, Ltd. 40,758,060
297,548 Comerica, Inc. 25,886,676
144,029 Discover Financial Services 16,643,991
570,402 Equitable Holdings, Inc. 18,703,482
388,618 J.P. Morgan Chase & Company 61,537,660
161,622 M&T Bank Corporation 24,821,907
96,940 Marsh & McLennan Companies,
Inc. 16,850,111
493,237 Morgan Stanley 48,416,144
286,272 Raymond James Financial, Inc. 28,741,709
319,677 State Street Corporation 29,729,961
509,774 Truist Financial Corporation 29,847,268
938,033 Wells Fargo & Company 45,006,823
190,809 Zions Bancorporation NA 12,051,496
55,409 Zurich Insurance Group AG 24,273,519
Total 550,782,902
Health Care (15.0%)
237,614 AbbVie, Inc. 32,172,936
91,195 Anthem, Inc. 42,272,530
92,787 Biogen, Inc.
a
22,261,457
277,665 Centene Corporation
a
22,879,596
131,192 Cigna Holding Company 30,125,619
206,787 CVS Health Corporation 21,332,147
338,270 GlaxoSmithKline plc ADR
b
14,917,707
Shares Common Stock (98.6%) Value
Health Care (15.0%) - continued
126,711 HCA Healthcare, Inc. $ 32,554,590
313,593 Johnson & Johnson 53,646,354
373,868 Medtronic plc 38,676,645
609,073 Merck & Company, Inc. 46,679,355
157,237 Zimmer Biomet Holdings, Inc. 19,975,388
Total 377,494,324
Industrials (12.4%)
75,064 Canadian Pacific Railway, Ltd. 5,400,104
128,499 Carlisle Companies, Inc. 31,883,172
151,039 Crane Company 15,365,197
634,805 CSX Corporation 23,868,668
701,056 Delta Air Lines, Inc.
a
27,397,268
143,012 General Dynamics Corporation 29,813,712
409,219 Johnson Controls International plc 33,273,597
126,690 L3Harris Technologies, Inc. 27,015,376
85,359 Parker-Hannifin Corporation 27,154,405
258,719 Raytheon Technologies
Corporation 22,265,357
232,346 United Parcel Service, Inc. 49,801,042
51,463 United Rentals, Inc.
a
17,100,640
Total 310,338,538
Information Technology (11.9%)
1,212,876 Cisco Systems, Inc. 76,859,952
113,767 Fidelity National Information
Services, Inc. 12,417,668
198,004 Microsoft Corporation 66,592,705
238,343 QUALCOMM, Inc. 43,585,785
729,660 Samsung Electronics Company,
Ltd. 47,920,399
1,511,415 Telefonaktiebolaget LM Ericsson
ADR 16,429,081
155,796 Texas Instruments, Inc. 29,362,872
57,395 VMware, Inc. 6,650,933
Total 299,819,395
Materials (4.7%)
634,874 Axalta Coating Systems, Ltd.
a
21,027,027
531,642 CF Industries Holdings, Inc. 37,629,621
162,535 Eastman Chemical Company 19,652,107
156,441 LyondellBasell Industries NV 14,428,553
220,689 Nucor Corporation 25,191,649
Total 117,928,957
Real Estate (2.9%)
298,380 American Campus Communities,
Inc. 17,094,190
66,982 AvalonBay Communities, Inc. 16,918,983
172,389 CBRE Group, Inc.
a
18,705,931
1,152,699 Host Hotels & Resorts, Inc.
a
20,045,436
Total 72,764,540
Utilities (3.7%)
260,887 Duke Energy Corporation 27,367,046
259,607 Entergy Corporation 29,244,729
611,774 Exelon Corporation 35,336,066
Total 91,947,841
Total Common Stock
(cost $1,580,070,014) 2,477,138,809

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
21,921,385 Thrivent Cash Management Trust $ 21,921,385
Total Collateral Held for
Securities Loaned
(cost $21,921,385) 21,921,385
Shares Short-Term Investments ( 1.3% ) Value
Thrivent Core Short-Term Reserve
Fund
3,243,542 0.200% 32,435,418
Total Short-Term Investments
(cost $32,425,313) 32,435,418
Total Investments (cost
$1,634,416,712) 100.8% $2,531,495,612
Other Assets and Liabilities, Net
(0.8%) (19,409,689)
Total Net Assets 100.0% $2,512,085,923
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of December 31, 2021:
Securities Lending Transactions
Common Stock $ 20,985,468
Total lending $20,985,468
Gross amount payable upon return of
collateral for securities loaned $21,921,385
Net amounts due to counterparty $935,917
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 943,062,170
Gross unrealized depreciation (41,725,890)
Net unrealized appreciation (depreciation) $ 901,336,280
Cost for federal income tax purposes $ 1,630,159,332
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 150,679,724 150,679,724 – –
Consumer Discretionary 192,869,929 192,869,929 – –
Consumer Staples 160,583,802 160,583,802 – –
Energy 151,928,857 151,928,857 – –
Financials 550,782,902 526,509,383 24,273,519 –
Health Care 377,494,324 377,494,324 – –
Industrials 310,338,538 310,338,538 – –
Information Technology 299,819,395 251,898,996 47,920,399 –
Materials 117,928,957 117,928,957 – –
Real Estate 72,764,540 72,764,540 – –
Utilities 91,947,841 91,947,841 – –
Subtotal Investments in Securities $2,477,138,809 $2,404,944,891 $72,193,918 $–
Other Investments  * Total
Affiliated Short-Term Investments 32,435,418
Collateral Held for Securities Loaned 21,921,385
Subtotal Other Investments $54,356,803
Total Investments at Value $2,531,495,612
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $36,041 $284,882 $288,488 $32,435 3,244 1.3%
Total Affiliated Short-Term Investments 36,041 32,435 1.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 24,924 251,540 254,543 21,921 21,921 0.9
Total Collateral Held for Securities Loaned 24,924 21,921 0.9
Total Value $60,965 $54,356
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $71
Total Income/Non Income Cash from Affiliated
Investments $71
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 7 168
Total Affiliated Income from Securities Loaned, Net $168
Total Value $– $– $ 7

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.7% ) Value
Asset-Backed Securities (17.3%)
510 Asset Backed 2021-NPL1
Trust
$ 3,470,956
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
$ 3,444,405
510 Asset Backed Trust
2,532,766
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
2,498,373
Affirm Asset Securitization Trust
3,000,000
0.880%,  8/15/2025, Ser.
2021-A, Class A
a
3,000,716
Arch Street CLO, Ltd.
3,500,000
1.832%,  (LIBOR 3M +
1.700%), 10/20/2028, Ser.
2016-2A, Class BR2
a,c
3,500,178
Ares XL CLO, Ltd.
3,000,000
1.520%,  (LIBOR 3M +
1.400%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
3,000,039
Arkansas Student Loan Auth.
3,021,504
1.078%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
3,031,793
Avant Credit Card Master Trust
4,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
4,438,981
Benefit Street Partners CLO II, Ltd.
3,000,000
1.574%,  (LIBOR 3M +
1.450%), 7/15/2029, Ser.
2013-IIA, Class A2R2
a,c
2,994,396
Benefit Street Partners CLO IV, Ltd.
4,500,000
1.312%,  (LIBOR 3M +
1.180%), 1/20/2032, Ser.
2014-IVA, Class ARRR
a,c
4,500,463
BHG Securitization Trust
4,310,060
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
4,284,638
CarVal CLO II, Ltd.
5,150,000
1.242%,  (LIBOR 3M +
1.110%), 4/20/2032, Ser.
2019-1A, Class ANR
a,c
5,147,461
CBAM, Ltd.
5,000,000
1.404%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,c
5,000,135
Colony American Finance, Ltd.
3,000,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
2,948,640
Commonbond Student Loan Trust
409,309
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
414,655
1,002,909
0.603%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
997,743
Conn's Receivables Funding
219,442
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
219,677
CoreVest American Finance Trust
929,802
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
942,418
Principal
Amount Long-Term Fixed Income (97.7%) Value
Asset-Backed Securities (17.3%) - continued
Dewolf Park CLO, Ltd.
$ 1,500,000
1.574%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
a,c
$ 1,498,080
Education Funding Trust
2,036,047
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
2,058,325
Flatiron CLO, Ltd.
3,500,000
1.606%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,489,041
Galaxy XXIII CLO, Ltd.
3,800,000
1.474%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
3,791,887
Genesis Sales Finance Master
Trust
3,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
3,510,631
5,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
4,933,105
Goldentree Loan Management,
Ltd.
2,000,000
1.525%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
a,c
1,999,132
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.429%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,c
3,000,765
Goldman Home Improvement Trust
2,800,978
1.150%,  6/25/2051, Ser.
2021-GRN2, Class A
a
2,760,351
Invitation Homes Trust
5,873,696
1.209%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,c
5,867,096
Lendingpoint Asset Securitization
Trust
2,746,751
1.000%,  12/15/2028, Ser.
2021-A, Class A
a
2,739,822
LHOME Mortgage Trust
2,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
1,979,575
Longfellow Place CLO, Ltd.
6,700,000
1.874%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
6,693,005
Madison Park Funding XI, Ltd.
2,000,000
1.574%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,c
2,000,006
Madison Park Funding XXV, Ltd.
5,000,000
1.774%,  (LIBOR 3M +
1.650%), 4/25/2029, Ser.
2017-25A, Class A2R
a,c
5,000,010
Madison Park Funding, Ltd.
3,500,000
1.732%,  (LIBOR 3M +
1.600%), 1/20/2029, Ser.
2012-10A, Class BR3
a,c
3,500,045

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Asset-Backed Securities (17.3%) - continued
Mercury Financial Credit Card
Master Trust
$ 2,500,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
a
$ 2,497,677
MRA Issuance Trust
3,000,000
1.849%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
a,c
3,000,311
National Collegiate Trust
925,541
0.400%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
910,811
Navient Student Loan Trust
1,208,185
0.703%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,c
1,210,509
Nelnet Student Loan Trust
1,600,000
1.134%,  (LIBOR 1M +
1.030%), 1/20/2022, Ser.
2021-A, Class A2
a,c
1,611,992
New Hampshire Higher Education
Loan Corporation
3,272,472
1.302%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
c
3,375,021
Northstar Education Finance, Inc.
520,588
0.803%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,c
522,737
OCP CLO
2,500,000
1.674%,  (LIBOR 3M +
1.550%), 7/15/2030, Ser.
2017-13A, Class A2R
a,c
2,493,622
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,477,104
OSD CLO 2021-23, Ltd.
2,000,000
1.530%,  (LIBOR 3M +
1.520%), 4/17/2031, Ser.
2021-23A, Class B
a,c
1,991,136
OZLM VIII, Ltd.
2,000,000
1.739%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
2,000,000
Progress Residential Trust
2,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,006,982
ROC Securities Trust Series
2,900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,866,635
SLM Student Loan Trust
2,258,276
0.503%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
c
2,222,135
Small Business Lending Trust
109,039
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
109,140
SoFi Consumer Loan Program
Trust
114,375
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
114,823
Principal
Amount Long-Term Fixed Income (97.7%) Value
Asset-Backed Securities (17.3%) - continued
SoFi Professional Loan Program,
LLC
$ 58,491
0.953%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,c
$ 58,546
Sound Point CLO XIV, Ltd.
4,500,000
1.624%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
4,492,746
Sound Point CLO XV, Ltd.
6,000,000
1.624%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
5,999,976
Sound Point CLO XX, Ltd.
4,000,000
1.225%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,c
4,000,512
Stratus CLO 2020-1, Ltd.
2,000,000
1.491%,  (LIBOR 3M +
1.400%), 12/29/2029, Ser.
2021-1A, Class B
a,c
1,995,126
THL Credit Wind River CLO, Ltd.
1,500,000
1.562%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
a,c
1,502,538
Toorak Mortgage Corporation, Ltd.
3,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
2,989,035
TRK Trust
1,973,172
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
1,961,260
Upstart Securitization Trust
426,050
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
427,095
910,404
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
913,080
1,543,145
0.870%,  3/20/2031, Ser.
2021-1, Class A
a
1,537,900
2,748,207
0.910%,  6/20/2031, Ser.
2021-2, Class A
a
2,742,563
4,920,965
0.830%,  7/20/2031, Ser.
2021-3, Class A
a
4,903,195
VCAT Asset Securitization, LLC
2,300,123
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
2,296,449
Voya CLO, Ltd.
1,250,000
1.124%,  (LIBOR 3M +
1.000%), 10/15/2030, Ser.
2012-4A, Class A1R3
a,c
1,249,078
Wind River CLO, Ltd.
3,000,000
1.732%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
2,998,857
Total 175,664,178
Basic Materials (1.9%)
Air Products and Chemicals, Inc.
525,000 1.500%,  10/15/2025 526,667
Anglo American Capital plc
1,250,000 4.875%,  5/14/2025
a
1,362,343
DowDuPont , Inc.
2,000,000 4.205%,  11/15/2023 2,114,942

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Basic Materials (1.9%) - continued
Ecolab, Inc.
$ 500,000 1.650%,  2/1/2027 $ 502,266
EI du Pont de Nemours &
Company
700,000 1.700%,  7/15/2025 705,015
Freeport-McMoRan, Inc.
1,890,000 4.550%,  11/14/2024 2,025,135
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,523,161
1,000,000 4.625%,  4/29/2024
a
1,067,940
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,084,838
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 1,060,735
Mosaic Company
650,000 3.250%,  11/15/2022 662,562
Nucor Corporation
800,000 2.000%,  6/1/2025 815,702
Southern Copper Corporation
1,750,000 3.875%,  4/23/2025 1,868,125
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 792,893
Syngenta Finance NV
2,800,000 4.892%,  4/24/2025
a
3,006,816
Total 19,119,140
Capital Goods (1.6%)
Boeing Company
2,350,000 4.875%,  5/1/2025 2,571,066
1,750,000 2.196%,  2/4/2026 1,749,583
CNH Industrial Capital, LLC
1,020,000 1.950%,  7/2/2023 1,033,271
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 740,300
Meritage Homes Corporation
2,000,000 6.000%,  6/1/2025 2,230,000
Otis Worldwide Corporation
1,225,000 2.056%,  4/5/2025 1,245,365
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,286,330
1,250,000 0.875%,  11/15/2025 1,214,899
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 768,950
675,000 1.000%,  9/15/2025 659,486
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,136,054
W.W. Grainger, Inc.
575,000 1.850%,  2/15/2025 585,727
Total 16,221,031
Collateralized Mortgage Obligations (16.9%)
Affirm Asset Securitization Trust
6,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
5,959,001
Banc of America Funding Trust
363,734
2.365%,  1/25/2035, Ser.
2004-D, Class 4A1
c
377,872
482,460
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 494,557
Principal
Amount Long-Term Fixed Income (97.7%) Value
Collateralized Mortgage Obligations (16.9%) -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 133,983
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
$ 136,998
Bellemeade Re, Ltd.
2,900,000
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
2,903,394
BRAVO Residential Funding Trust
4,741,257
0.800%,  (SOFR30A +
0.750%), 1/25/2022, Ser.
2021-HE2, Class A1
a,c
4,738,310
579,485
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
587,636
Business Jet Securities, LLC
1,874,876
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
1,872,050
Cascade Funding Mortgage Trust
2,540,358
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
2,541,739
1,899,962
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
1,896,535
3,614,967
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
3,609,855
2,289,758
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
2,264,500
1,609,120
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,650,473
CIM Trust
2,055,760
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
2,050,604
Citigroup Mortgage Loan Trust,
Inc.
811,556
2.500%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
809,482
COLT Mortgage Loan Trust
2,943,613
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
2,935,163
Countrywide Alternative Loan Trust
180,255
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 152,093
207,276
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 197,689
Credit Suisse Mortgage Capital
Certificates
3,700,000
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
3,696,862
Credit Suisse Mortgage Trust
3,203,203
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,c
3,210,741
Deephaven Residential Mortgage
Trust
2,968,365
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
2,958,668
Finance of America HECM Buyout
2021-HB1
1,227,852
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,c
1,226,746

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Collateralized Mortgage Obligations (16.9%) -
continued
Flagstar Mortgage Trust
$ 1,673,529
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
$ 1,708,634
Foundation Finance Trust
2,290,418
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
2,253,969
FWD Securitization Trust
1,521,937
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
1,530,610
GCAT Trust
2,936,639
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
2,924,370
GCT Commercial Mortgage Trust
2,000,000
1.360%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
2,000,451
Genworth Mortgage Insurance
Corporation
1,900,000
2.152%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
a,c
1,901,085
GMAC Mortgage Corporation
Loan Trust
48,052
0.602%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
31,321
GS Mortgage-Backed Securities
Trust
1,785,425
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
1,837,187
328,093
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,c
330,690
741,453
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
736,837
GSAA Home Equity Trust
811,075
2.052%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
885,585
844,141
4.530%,  8/25/2034, Ser.
2004-10, Class M2
b
883,144
Homeward Opportunities Fund
Trust
4,480,612
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
4,540,429
J.P. Morgan Alternative Loan Trust
759,344
3.168%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
771,016
Legacy Mortgage Asset Trust
1,071,474
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,b
1,077,081
LHOME Mortgage Trust
363,557
3.844%,  3/25/2024, Ser.
2019-RTL2, Class A1
a
364,208
2,800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
2,804,697
3,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,986,417
Master Asset Securitization Trust
695,518
0.602%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
c
128,693
Principal
Amount Long-Term Fixed Income (97.7%) Value
Collateralized Mortgage Obligations (16.9%) -
continued
Mello Warehouse Securitization
Trust
$ 4,500,000
1.002%,  (LIBOR 1M +
0.900%), 10/25/2053, Ser.
2020-1, Class A
a,c
$ 4,497,822
4,000,000
1.002%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,c
3,984,564
Merrill Lynch Mortgage Investors
Trust
5,746
1.287%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
c
5,746
Mortgage Equity Conversion Asset
Trust
1,988,218
0.770%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
1,942,060
2,006,605
0.780%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
1,956,195
MRA Issuance Trust
3,400,000
1.349%,  (LIBOR 1M +
1.250%), 2/15/2022, Ser.
2021-14, Class A1X
a,c
3,400,917
4,000,000
1.599%,  (LIBOR 1M +
1.500%), 3/8/2022, Ser. 2021-
NA1, Class A1X
a,c
4,000,828
2,500,000
1.849%,  (LIBOR 1M +
1.750%), 4/15/2022, Ser.
2021-EBO1, Class A2X
a,c
2,502,415
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
2,978,650
2,077,588
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,c
2,073,565
Oak Street Investment
2,158,437
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,137,983
Oaktown Re, Ltd.
3,300,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
3,301,923
Palisades Mortgage Loan Trust
1,500,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
1,502,020
Palmer Square Loan Funding, Ltd.
5,000,000
1.410%,  (LIBOR 3M +
1.250%), 5/20/2029, Ser.
2021-2A, Class A2
a,c
5,000,755
4,000,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
a,c
4,000,620
Preston Ridge Partners Mortgage
Trust, LLC
2,542,079
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,534,746
2,504,543
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
2,488,841
Pretium Mortgage Credit Partners,
LLC
2,901,639
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
2,879,621

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Collateralized Mortgage Obligations (16.9%) -
continued
$ 1,603,537
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
$ 1,589,165
Residential Funding Mortgage
Security I Trust
63,500
5.500%,  1/25/2022, Ser.
2006-S10, Class 2A1 62,636
Silver Hill Trust
2,429,204
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,c
2,442,336
Starwood Mortgage Residential
Trust
1,709,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
1,707,194
520,173
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,c
523,353
Terwin Mortgage Trust
1,402,919
1.602%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,405,818
Toorak Mortgage Corporation, Ltd.
1,404,275
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,b
1,406,879
1,107,772
3.721%,  9/25/2022, Ser.
2019-2, Class A1 1,110,225
5,100,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,b
5,107,845
Towd Point Asset Trust 2021-SL1
2,849,608
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
2,808,594
Tricon Residential Trust
1,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
985,173
TVC Mortgage Trust
4,550,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
4,564,932
Vericrest Opportunity Loan
Transferee
2,843,280
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
2,824,798
3,815,376
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
3,784,950
2,267,552
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
2,256,915
1,154,638
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
1,149,713
3,685,712
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
3,658,618
Verus Securitization Trust
1,795,000
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,793,938
Wachovia Asset Securitization, Inc.
253,742
0.242%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,c,d
245,864
Wachovia Mortgage Loan Trust,
LLC
102,456
2.238%,  5/20/2036, Ser.
2006-A, Class 2A1
c
105,128
ZH Trust
2,710,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
a
2,691,993
Principal
Amount Long-Term Fixed Income (97.7%) Value
Collateralized Mortgage Obligations (16.9%) -
continued
$ 2,300,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
a
$ 2,281,183
Total 171,663,913
Commercial Mortgage-Backed Securities (0.5%)
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,981,007
GS Mortgage Securities Trust
3,000,000
1.710%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
2,995,505
Total 4,976,512
Communications Services (2.6%)
American Tower Corporation
750,000 3.375%,  5/15/2024 783,126
1,000,000 4.400%,  2/15/2026 1,091,308
500,000 1.450%,  9/15/2026 489,238
AT&T, Inc.
1,200,000 4.125%,  2/17/2026 1,308,895
Bell Canada
2,250,000 0.750%,  3/17/2024 2,226,821
British Sky Broadcasting Group
plc
503,000 3.750%,  9/16/2024
a
535,595
Charter Communications
Operating, LLC
650,000 4.500%,  2/1/2024 691,263
2,100,000 4.908%,  7/23/2025 2,312,327
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
538,791
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,043,699
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,073,894
Fox Corporation
440,000 3.050%,  4/7/2025 461,861
NBN Company, Ltd.
1,000,000 0.875%,  10/8/2024
a
985,980
1,000,000 1.450%,  5/5/2026
a
984,827
Netflix, Inc.
1,900,000 5.875%,  2/15/2025 2,135,220
NTT Finance Corporation
775,000 0.583%,  3/1/2024
a
766,007
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,750,505
1,000,000 7.625%,  2/15/2025 1,150,000
T-Mobile USA, Inc.
1,900,000 3.500%,  4/15/2025 2,013,001
VeriSign, Inc.
1,546,000 5.250%,  4/1/2025 1,704,465
ViacomCBS , Inc.
1,250,000 3.700%,  8/15/2024 1,323,382
Total 26,370,205

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Consumer Cyclical (5.5%)
7-Eleven, Inc.
$ 1,950,000 0.950%,  2/10/2026
a
$ 1,888,240
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 512,325
American Honda Finance
Corporation
930,000 1.200%,  7/8/2025 926,355
BMW U.S. Capital, LLC
1,000,000 3.150%,  4/18/2024
a
1,044,232
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 825,780
Daimler Finance North America,
LLC
875,000 1.750%,  3/10/2023
a
883,747
1,000,000
0.985%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
1,007,920
1,000,000 0.750%,  3/1/2024
a
990,678
Daimler Trucks Finance North
America, LLC
2,000,000 1.625%,  12/13/2024
a
2,015,023
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,553,716
Ford Motor Credit Company, LLC
1,000,000
1.391%,  (LIBOR 3M +
1.235%), 2/15/2023
c
998,030
1,840,000 3.370%,  11/17/2023 1,897,721
1,250,000 3.810%,  1/9/2024 1,296,550
1,100,000 3.375%,  11/13/2025 1,142,812
General Motors Company
1,000,000 6.125%,  10/1/2025 1,148,729
General Motors Financial
Company, Inc.
1,250,000 1.050%,  3/8/2024 1,243,397
1,900,000 3.950%,  4/13/2024 1,999,240
1,420,000 2.900%,  2/26/2025 1,468,128
925,000 2.750%,  6/20/2025 954,486
Harley-Davidson Financial
Services, Inc.
511,000 4.050%,  2/4/2022
a
512,409
Hyundai Capital America
900,000 0.800%,  1/8/2024
a
886,974
1,140,000 1.800%,  10/15/2025
a
1,133,835
750,000 1.650%,  9/17/2026
a
735,077
Hyundai Capital Services, Inc.
1,000,000 3.000%,  3/6/2022
a
1,003,641
1,500,000 3.000%,  8/29/2022
a
1,520,900
750,000 1.250%,  2/8/2026
a
731,615
Kohl's Corporation
2,286,000 9.500%,  5/15/2025 2,815,183
Lennar Corporation
550,000 5.875%,  11/15/2024 605,473
1,100,000 4.750%,  5/30/2025 1,203,461
Lowe's Companies, Inc.
2,000,000 4.000%,  4/15/2025 2,162,833
Marriott International, Inc.
1,150,000 3.600%,  4/15/2024 1,202,560
1,000,000 5.750%,  5/1/2025 1,125,642
686,000 3.750%,  10/1/2025 726,477
Nissan Motor Company, Ltd.
2,075,000 3.043%,  9/15/2023
a
2,129,123
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,989,785
Principal
Amount Long-Term Fixed Income (97.7%) Value
Consumer Cyclical (5.5%) - continued
Target Corporation
$ 940,000 2.250%,  4/15/2025 $ 968,710
Toll Brothers Finance Corporation
1,700,000 4.375%,  4/15/2023 1,755,250
Toyota Motor Credit Corporation
925,000 1.800%,  2/13/2025 938,842
875,000 0.800%,  10/16/2025 854,284
ViacomCBS , Inc.
900,000 4.750%,  5/15/2025 987,013
Volkswagen Group of America
Finance, LLC
1,000,000 0.750%,  11/23/2022
a
999,835
2,000,000 4.250%,  11/13/2023
a
2,112,025
1,500,000 2.850%,  9/26/2024
a
1,551,066
Total 56,449,122
Consumer Non-Cyclical (5.1%)
AbbVie, Inc.
1,000,000 3.850%,  6/15/2024 1,058,553
1,920,000 3.600%,  5/14/2025 2,041,773
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 1,101,506
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,344,716
Anthem, Inc.
1,025,000 2.375%,  1/15/2025 1,056,941
AstraZeneca plc
1,550,000 0.700%,  4/8/2026 1,499,250
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,454,123
Boston Scientific Corporation
1,000,000 3.450%,  3/1/2024 1,045,713
Bunge, Ltd. Finance Corporation
2,250,000 1.630%,  8/17/2025 2,241,880
Centene Corporation
2,000,000 4.250%,  12/15/2027 2,085,000
1,200,000 4.625%,  12/15/2029 1,294,152
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,040,586
Coca-Cola European Partners plc
1,250,000 0.800%,  5/3/2024
a
1,229,329
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,862,156
Constellation Brands, Inc.
500,000 3.200%,  2/15/2023 510,723
CVS Health Corporation
241,000 4.100%,  3/25/2025 259,758
Diageo Capital plc
600,000 1.375%,  9/29/2025 596,678
Gilead Sciences, Inc.
1,031,000 0.750%,  9/29/2023 1,026,657
HCA, Inc.
2,000,000 5.875%,  5/1/2023 2,117,500
1,250,000 5.875%,  2/15/2026 1,409,850
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,808,272
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,516,566

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Consumer Non-Cyclical (5.1%) - continued
JBS Finance Luxembourg SARL
$ 1,000,000 2.500%,  1/15/2027
a
$ 988,760
Kraft Heinz Foods Company
2,500,000 3.000%,  6/1/2026 2,614,883
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
2,051,040
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,453,306
Newell Brands, Inc.
2,000,000 4.875%,  6/1/2025 2,180,000
Novartis Capital Corporation
1,350,000 1.750%,  2/14/2025 1,368,797
Philip Morris International, Inc.
1,350,000 0.875%,  5/1/2026 1,301,140
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,618,566
Stryker Corporation
2,500,000 3.500%,  3/15/2026 2,679,177
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026
a
1,619,491
Viatris , Inc.
700,000 1.650%,  6/22/2025 697,347
Zoetis, Inc.
700,000 3.250%,  2/1/2023 713,309
Total 51,887,498
Energy (5.1%)
BP Capital Markets America, Inc.
500,000 3.790%,  2/6/2024 526,340
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,413,383
Cenovus Energy, Inc.
2,850,000 5.375%,  7/15/2025 3,145,045
Cheniere Corpus Christi Holdings,
LLC
1,766,000 5.875%,  3/31/2025 1,957,256
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,650,000
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,957,893
1,000,000 3.800%,  6/1/2024 1,043,465
Coterra Energy, Inc.
2,500,000 4.375%,  6/1/2024
a
2,643,808
Devon Energy Corporation
1,800,000 5.250%,  9/15/2024 1,947,472
1,150,000 5.850%,  12/15/2025 1,314,889
Diamondback Energy, Inc.
950,000 2.875%,  12/1/2024 985,543
Energy Transfer, LP
2,273,000 4.200%,  9/15/2023 2,373,664
750,000 5.875%,  1/15/2024 807,204
950,000 2.900%,  5/15/2025 981,383
Equinor ASA
925,000 2.875%,  4/6/2025 965,344
Exxon Mobil Corporation
600,000 2.992%,  3/19/2025 630,551
Hess Corporation
2,238,000 3.500%,  7/15/2024 2,334,817
Principal
Amount Long-Term Fixed Income (97.7%) Value
Energy (5.1%) - continued
Marathon Petroleum Corporation
$ 2,100,000 4.700%,  5/1/2025 $ 2,290,936
MPLX, LP
500,000 3.500%,  12/1/2022 510,583
1,500,000 4.875%,  6/1/2025 1,641,389
1,100,000 1.750%,  3/1/2026 1,088,933
National Fuel Gas Company
750,000 5.200%,  7/15/2025 821,775
1,370,000 5.500%,  1/15/2026 1,530,754
Newfield Exploration Company
2,925,000 5.625%,  7/1/2024 3,219,785
Occidental Petroleum Corporation
1,500,000 5.875%,  9/1/2025 1,653,750
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,027,606
Petroleos Mexicanos
764,750 2.378%,  4/15/2025 781,954
Pioneer Natural Resources
Company
1,700,000 1.125%,  1/15/2026 1,650,705
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,074,016
750,000 4.650%,  10/15/2025 818,018
Schlumberger Finance Canada,
Ltd.
225,000 1.400%,  9/17/2025 224,166
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,573,674
Suncor Energy, Inc.
930,000 2.800%,  5/15/2023 951,418
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 732,380
Western Midstream Operating, LP
1,500,000 4.350%,  2/1/2025 1,567,530
Total 51,837,429
Financials (22.1%)
AerCap Ireland Capital DAC
1,000,000 3.300%,  1/23/2023 1,021,035
1,375,000 3.150%,  2/15/2024 1,418,172
1,000,000 1.650%,  10/29/2024 998,186
1,300,000 6.500%,  7/15/2025 1,485,562
1,200,000 1.750%,  1/30/2026 1,176,974
250,000 2.450%,  10/29/2026 252,050
Aircastle , Ltd.
2,100,000 5.250%,  8/11/2025
a
2,309,171
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025 3,383,489
American International Group, Inc.
1,050,000 2.500%,  6/30/2025 1,082,651
Ares Capital Corporation
924,000 4.250%,  3/1/2025 977,882
1,350,000 3.875%,  1/15/2026 1,422,757
800,000 2.150%,  7/15/2026 789,086
Athene Global Funding
1,100,000 1.200%,  10/13/2023
a
1,101,534
Australia and New Zealand
Banking Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,c
1,936,985

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Financials (22.1%) - continued
Aviation Capital Group, LLC
$ 1,200,000 5.500%,  12/15/2024
a
$ 1,312,905
1,500,000 4.875%,  10/1/2025
a
1,621,100
Avolon Holdings Funding, Ltd.
1,644,000 5.500%,  1/15/2026
a
1,816,816
1,000,000 2.125%,  2/21/2026
a
981,477
450,000 4.250%,  4/15/2026
a
476,863
Banco Bilbao Vizcaya Argentaria
SA
1,400,000 0.875%,  9/18/2023 1,394,368
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
349,203
Banco Santander SA
1,000,000 0.701%,  6/30/2024
c
994,668
1,000,000 1.849%,  3/25/2026 995,413
Bank of America Corporation
1,775,000 4.200%,  8/26/2024 1,902,550
1,800,000 0.810%,  10/24/2024
c
1,788,000
1,000,000 3.458%,  3/15/2025
c
1,045,811
1,250,000 0.976%,  4/22/2025
c
1,239,979
1,125,000 0.981%,  9/25/2025
c
1,111,339
1,900,000 2.456%,  10/22/2025
c
1,951,421
1,275,000 1.319%,  6/19/2026
c
1,261,458
1,500,000 1.734%,  7/22/2027
c
1,489,076
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
c,e
746,725
Bank of New Zealand
875,000 2.000%,  2/21/2025
a
890,165
Bank of Nova Scotia
935,000 4.900%,  6/4/2025
c,e
1,001,911
Barclays plc
1,000,000 3.684%,  1/10/2023 1,000,465
2,000,000
1.535%,  (LIBOR 3M +
1.380%), 5/16/2024
c
2,024,880
1,500,000 4.375%,  9/11/2024 1,602,867
1,600,000 1.007%,  12/10/2024
c
1,588,327
BNP Paribas SA
1,900,000 6.625%,  3/25/2024
a,c,e
2,044,970
960,000 2.819%,  11/19/2025
a,c
987,977
1,300,000 1.323%,  1/13/2027
a,c
1,264,979
BPCE SA
950,000 2.375%,  1/14/2025
a
966,499
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,578,492
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
c,e
436,000
1,250,000 4.000%,  6/1/2026
c,e
1,275,000
CIT Group, Inc.
2,650,000 5.250%,  3/7/2025 2,919,320
Citigroup, Inc.
1,800,000 4.000%,  8/5/2024 1,917,660
2,500,000 0.776%,  10/30/2024
c
2,485,103
925,000 3.106%,  4/8/2026
c
969,702
1,150,000 1.122%,  1/28/2027
c
1,120,083
Comerica, Inc.
585,000 5.625%,  7/1/2025
c,e,f
637,650
Commerzbank AG
2,300,000 8.125%,  9/19/2023
a
2,534,262
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,c
1,601,646
Principal
Amount Long-Term Fixed Income (97.7%) Value
Financials (22.1%) - continued
Corporate Office Properties, LP
$ 450,000 2.250%,  3/15/2026 $ 455,105
Credit Agricole SA
1,000,000 6.875%,  9/23/2024
a,c,e
1,091,250
935,000 1.907%,  6/16/2026
a,c
936,796
750,000 1.247%,  1/26/2027
a,c
729,795
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,614,375
990,000 7.500%,  12/11/2023
a,c,e
1,069,200
1,050,000 2.193%,  6/5/2026
a,c
1,055,868
1,600,000 1.305%,  2/2/2027
a,c
1,545,859
Danske Bank AS
915,000 1.171%,  12/8/2023
a,c
914,789
1,500,000 5.375%,  1/12/2024
a
1,614,688
1,000,000 0.976%,  9/10/2025
a,c
984,591
Deutsche Bank AG
1,200,000 3.700%,  5/30/2024 1,260,941
910,000 2.222%,  9/18/2024
c
921,705
2,700,000 4.500%,  4/1/2025 2,873,983
2,000,000 6.000%,  10/30/2025
c,e
2,077,500
1,100,000 2.129%,  11/24/2026
c
1,098,195
Discover Bank
1,250,000 2.450%,  9/12/2024 1,279,460
Equitable Financial Life Global
Funding
1,500,000 0.800%,  8/12/2024
a
1,476,509
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,950,553
First Horizon National Corporation
1,325,000 3.550%,  5/26/2023 1,365,250
First Republic Bank
940,000 1.912%,  2/12/2024
c
950,051
FNB Corporation
1,315,000 2.200%,  2/24/2023 1,325,948
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,151,247
2,000,000 3.400%,  1/15/2026 2,030,979
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,190,090
Goldman Sachs Group, Inc.
1,700,000 0.627%,  11/17/2023
c
1,695,594
1,500,000 0.673%,  3/8/2024
c
1,493,223
940,000 3.500%,  4/1/2025 993,988
1,915,000 3.272%,  9/29/2025
c
2,009,301
272,000 4.250%,  10/21/2025 296,631
1,700,000 0.855%,  2/12/2026
c
1,666,690
HSBC Holdings plc
2,000,000 3.262%,  3/13/2023
c
2,009,437
1,500,000 6.250%,  3/23/2023
c,e
1,558,125
500,000 4.250%,  3/14/2024 527,961
1,325,000 1.645%,  4/18/2026
c
1,314,017
1,000,000 1.589%,  5/24/2027
c
977,934
ING Groep NV
500,000 4.625%,  1/6/2026
a
555,585
1,250,000 1.726%,  4/1/2027
c
1,241,601
J.P. Morgan Chase & Company
1,250,000
3.932%,  (LIBOR 3M +
3.800%), 2/1/2022
c,e
1,249,987
925,000 1.514%,  6/1/2024
c
932,022
1,750,000 3.875%,  9/10/2024 1,856,173

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Financials (22.1%) - continued
$ 1,500,000
0.971%,  (LIBOR 3M +
0.850%), 1/10/2025
c
$ 1,512,249
700,000 0.563%,  2/16/2025
c
689,863
1,500,000 0.969%,  6/23/2025
c
1,485,399
750,000 1.561%,  12/10/2025
c
750,800
800,000 2.005%,  3/13/2026
c
809,435
900,000 2.083%,  4/22/2026
c
913,472
1,000,000 3.650%,  6/1/2026
c,e
997,500
2,500,000 1.045%,  11/19/2026
c
2,435,519
725,000 1.040%,  2/4/2027
c
701,692
KeyBank NA
750,000 0.423%,  1/3/2024
c
747,230
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,960,333
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,048,293
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
c
1,505,809
2,000,000 2.907%,  11/7/2023
c
2,032,229
925,000 7.500%,  6/27/2024
c,e
1,022,689
350,000 4.582%,  12/10/2025 381,792
M&T Bank Corporation
750,000 3.500%,  9/1/2026
c,e
734,850
Macquarie Group, Ltd.
1,500,000
1.196%,  (LIBOR 3M +
1.020%), 11/28/2023
a,c
1,508,653
1,250,000 1.201%,  10/14/2025
a,c
1,239,018
MGM Growth Properties Operating
Partnership, LP
1,750,000 4.625%,  6/15/2025
a,f
1,865,658
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 892,324
2,000,000 0.953%,  7/19/2025
c
1,975,465
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
876,461
Morgan Stanley
1,000,000
3.734%,  (LIBOR 3M +
3.610%), 1/18/2022
c,e
1,000,507
1,800,000 4.100%,  5/22/2023 1,874,753
600,000 0.560%,  11/10/2023
c
599,166
2,000,000 0.529%,  1/25/2024
c
1,993,125
500,000 0.731%,  4/5/2024
c
498,449
750,000 2.720%,  7/22/2025
c
772,872
1,300,000 0.864%,  10/21/2025
c
1,281,509
1,750,000 5.000%,  11/24/2025 1,959,016
1,000,000 0.985%,  12/10/2026
c
969,936
National Bank of Canada
1,500,000 0.750%,  8/6/2024 1,479,595
Nationwide Building Society
1,000,000 3.766%,  3/8/2024
a,c
1,029,997
NatWest Group plc
1,000,000 3.498%,  5/15/2023
c
1,008,738
1,500,000 4.269%,  3/22/2025
c
1,587,372
New York Life Global Funding
450,000 2.000%,  1/22/2025
a
459,295
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,943,631
Nordea Bank ABP
1,700,000 1.500%,  9/30/2026
a
1,670,650
Principal
Amount Long-Term Fixed Income (97.7%) Value
Financials (22.1%) - continued
Omega Healthcare Investors, Inc.
$ 380,000 4.950%,  4/1/2024 $ 405,764
800,000 4.500%,  1/15/2025 854,634
1,000,000 5.250%,  1/15/2026 1,112,030
Owl Rock Capital Corporation
750,000 4.250%,  1/15/2026 788,678
1,000,000 3.400%,  7/15/2026 1,016,064
Owl Rock Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
798,367
750,000 3.750%,  6/17/2026
a
772,533
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,464,514
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
c,e
1,476,360
Principal Life Global Funding II
900,000 0.875%,  1/12/2026
a
870,942
Realty Income Corporation
200,000 4.600%,  2/6/2024 212,715
2,950,000 4.625%,  11/1/2025 3,269,700
Regency Centers, LP
1,500,000 3.750%,  6/15/2024 1,579,581
Regions Financial Corporation
925,000 2.250%,  5/18/2025 943,102
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,117,306
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,022,030
350,000 3.450%,  6/2/2025 367,199
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
c
909,878
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,322,689
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,848,974
1,400,000 1.488%,  12/14/2026
a,c
1,363,522
Standard Chartered plc
1,175,000 3.950%,  1/11/2023
a
1,203,920
1,000,000 1.319%,  10/14/2023
a,c
1,000,816
900,000 0.991%,  1/12/2025
a,c
889,837
500,000 1.214%,  3/23/2025
a,c
495,550
State Street Corporation
715,000 2.354%,  11/1/2025
c
736,909
Sumitomo Mitsui Financial Group,
Inc.
1,200,000 2.448%,  9/27/2024 1,234,127
750,000 0.948%,  1/12/2026 728,452
Sumitomo Mitsui Trust Bank, Ltd.
1,000,000 0.850%,  3/25/2024
a
990,390
Svenska Handelsbanken AB
1,500,000 0.550%,  6/11/2024
a
1,479,068
Synchrony Financial
250,000 2.850%,  7/25/2022 252,547
1,485,000 4.250%,  8/15/2024 1,572,809
1,920,000 4.500%,  7/23/2025 2,074,467
Synovus Bank
940,000 2.289%,  2/10/2023
c
940,726
Toronto-Dominion Bank
875,000 0.750%,  9/11/2025 851,584

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Financials (22.1%) - continued
Truist Financial Corporation
$ 675,000 4.950%,  9/1/2025
c,e
$ 724,202
UBS AG
2,756,000 5.125%,  5/15/2024 2,948,920
UBS Group AG
1,375,000 1.008%,  7/30/2024
a,c
1,370,610
USB Realty Corporation
95,000
1.271%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,e
81,042
Wells Fargo & Company
750,000 3.450%,  2/13/2023 771,648
3,200,000 2.406%,  10/30/2025
c
3,279,904
Welltower , Inc.
2,000,000 3.625%,  3/15/2024 2,103,401
Westpac Banking Corporation
940,000 2.894%,  2/4/2030
c
960,158
Total 225,448,673
Foreign Government (0.2%)
Sinopec Group Overseas
Development 2018, Ltd.
2,050,000 2.150%,  5/13/2025
a
2,081,059
Total 2,081,059
Mortgage-Backed Securities (<0.1%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
201,672
1.784%,  (LIBOR 12M +
1.483%), 1/1/2043
c
209,389
Total 209,389
Technology (3.2%)
Baidu, Inc.
880,000 3.075%,  4/7/2025 912,632
Broadcom Corporation
2,000,000 3.125%,  1/15/2025 2,089,150
Broadcom, Inc.
1,750,000 4.250%,  4/15/2026 1,908,415
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,591,648
1,750,000 5.850%,  7/15/2025 1,983,531
Fidelity National Information
Services, Inc.
1,200,000 0.600%,  3/1/2024 1,181,276
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,068,645
Global Payments, Inc.
925,000 3.750%,  6/1/2023 953,230
875,000 2.650%,  2/15/2025 899,218
Intuit, Inc.
1,000,000 0.950%,  7/15/2025 985,614
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023 1,038,958
Microchip Technology, Inc.
1,000,000 0.983%,  9/1/2024
a
981,627
NXP Funding, LLC
1,342,000 2.700%,  5/1/2025
a
1,386,390
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,079,721
Principal
Amount Long-Term Fixed Income (97.7%) Value
Technology (3.2%) - continued
$ 1,750,000 2.950%,  5/15/2025 $ 1,817,113
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
1,031,988
Qorvo , Inc.
2,300,000 4.375%,  10/15/2029 2,440,875
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,318,246
SK Hynix, Inc.
500,000 1.000%,  1/19/2024
a
494,282
Tencent Holdings, Ltd.
1,150,000 3.800%,  2/11/2025
a
1,220,962
875,000 1.810%,  1/26/2026
a,f
873,712
VMware, Inc.
1,000,000 2.950%,  8/21/2022 1,011,749
1,000,000 0.600%,  8/15/2023 992,986
350,000 1.400%,  8/15/2026 343,973
Western Digital Corporation
2,000,000 4.750%,  2/15/2026 2,186,880
Total 32,792,821
Transportation (2.6%)
Air Canada Pass Through Trust
815,455 3.875%,  3/15/2023
a
819,631
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,751,540
1,500,000 4.250%,  2/1/2024 1,580,342
1,500,000 0.800%,  8/18/2024 1,469,329
Aircastle , Ltd.
1,500,000 4.400%,  9/25/2023 1,571,667
Avolon Holdings Funding, Ltd.
2,000,000 3.950%,  7/1/2024
a
2,095,598
Boeing Company
1,575,000 1.950%,  2/1/2024 1,592,872
British Airways plc
751,579 4.625%,  6/20/2024
a
783,700
Canadian Pacific Railway
Company
1,000,000 1.350%,  12/2/2024 1,001,202
Continental Airlines, Inc.
1,890,333 4.150%,  4/11/2024 1,959,640
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,143,410
2,150,000 4.500%,  10/20/2025
a
2,259,675
Mileage Plus Holdings, LLC
1,000,000 6.500%,  6/20/2027
a
1,067,500
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
1,030,441
1,000,000 3.950%,  3/10/2025
a
1,065,554
800,000 1.200%,  11/15/2025
a
779,429
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,025,936
Southwest Airlines Company
1,975,000 4.750%,  5/4/2023 2,068,305
350,000 5.250%,  5/4/2025 388,739
TTX Company
800,000 4.125%,  10/1/2023
a
840,876
Total 26,295,386

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
U.S. Government & Agencies (10.0%)
U.S. Treasury Notes
$ 5,000,000 0.125%,  4/30/2023 $ 4,973,242
7,350,000 2.750%,  7/31/2023 7,596,627
20,509,000 0.125%,  8/31/2023 20,328,745
13,950,000 0.125%,  1/15/2024 13,773,990
9,970,000 2.500%,  1/31/2024 10,326,739
45,000,000 0.250%,  6/15/2024 44,337,305
Total 101,336,648
Utilities (3.1%)
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,760,180
Alexander Funding Trust
2,500,000 1.841%,  11/15/2023
a
2,508,489
Ameren Corporation
250,000 2.500%,  9/15/2024 256,695
American Electric Power
Company, Inc.
1,075,000 1.000%,  11/1/2025 1,051,177
Berkshire Hathaway Energy
Company
1,575,000 4.050%,  4/15/2025 1,704,022
CenterPoint Energy Resources
Corporation
1,000,000 0.700%,  3/2/2023 995,400
CenterPoint Energy, Inc.
1,175,000 3.850%,  2/1/2024 1,231,015
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,630,899
DTE Energy Company
750,000 2.529%,  10/1/2024 771,926
Duke Energy Corporation
500,000 3.250%,  1/15/2082
c
487,349
915,000 0.900%,  9/15/2025 889,146
Edison International
1,420,000 2.950%,  3/15/2023 1,442,568
Entergy Corporation
870,000 0.900%,  9/15/2025 842,623
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,261,553
Florida Power & Light Company
650,000 2.850%,  4/1/2025 678,747
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,626,651
National Rural Utilities Cooperative
Finance Corporation
1,150,000 4.750%,  4/30/2043
c
1,176,252
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,e
1,284,375
920,000 0.950%,  8/15/2025 895,496
OGE Energy Corporation
1,000,000 0.703%,  5/26/2023 995,388
Pacific Gas and Electric Company
2,000,000 3.150%,  1/1/2026 2,044,264
Public Service Enterprise Group,
Inc.
1,000,000 2.875%,  6/15/2024 1,035,399
Southern California Edison
Company
1,000,000 1.100%,  4/1/2024 996,201
Principal
Amount Long-Term Fixed Income (97.7%) Value
Utilities (3.1%) - continued
Southern Company
$ 1,500,000 2.950%,  7/1/2023 $ 1,536,143
900,000 4.000%,  1/15/2051
c
920,250
750,000 3.750%,  9/15/2051
c
750,000
WEC Energy Group, Inc.
640,000 0.550%,  9/15/2023 634,896
Total 31,407,104
Total Long-Term Fixed Income
(cost $989,464,876) 993,760,108
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 6.499%
c
1,841,400
Total 1,841,400
Total Preferred Stock
(cost $1,821,600) 1,841,400
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,520,093 Thrivent Cash Management Trust 1,520,093
Total Collateral Held for
Securities Loaned
(cost $1,520,093) 1,520,093
Shares Common Stock ( <0.1% ) Value
Energy (<0.1%)
121 Vantage Drilling International
g
696
Total 696
Total Common Stock
(cost $1,331) 696
Shares or
Principal
Amount Short-Term Investments ( 0.6% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.040%, 1/26/2022
h,i
99,999
700,000 0.040%, 3/16/2022
h,i
699,930
U.S. Treasury Bills
4,800,000 0.051%, 1/11/2022
h
4,799,995
500,000 0.034%, 1/20/2022
h
499,997
Total Short-Term Investments
(cost $6,099,863) 6,099,921
Total Investments (cost
$998,907,763) 98.6% $1,003,222,218
Other Assets and Liabilities, Net
1.4% 14,391,285
Total Net Assets 100.0% $1,017,613,503
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $475,724,676 or
46.7% of total net assets.

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2021.
c Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f All or a portion of the security is on loan.
g Non-income producing security.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of December 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,482,871
Total lending $1,482,871
Gross amount payable upon return of
collateral for securities loaned $1,520,093
Net amounts due to counterparty $37,222
Definitions:
CLO - Collateralized Loan Obligation
HECM - Home Equity Conversion Mortgage
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7,697,893
Gross unrealized depreciation (5,393,259)
Net unrealized appreciation (depreciation) $ 2,304,634
Cost for federal income tax purposes $ 1,000,935,441

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 175,664,178 – 175,664,178 –
Basic Materials 19,119,140 – 19,119,140 –
Capital Goods 16,221,031 – 16,221,031 –
Collateralized Mortgage Obligations 171,663,913 – 171,663,913 –
Commercial Mortgage-Backed Securities 4,976,512 – 4,976,512 –
Communications Services 26,370,205 – 26,370,205 –
Consumer Cyclical 56,449,122 – 56,449,122 –
Consumer Non-Cyclical 51,887,498 – 51,887,498 –
Energy 51,837,429 – 51,837,429 –
Financials 225,448,673 – 225,448,673 –
Foreign Government 2,081,059 – 2,081,059 –
Mortgage-Backed Securities 209,389 – 209,389 –
Technology 32,792,821 – 32,792,821 –
Transportation 26,295,386 – 26,295,386 –
U.S. Government & Agencies 101,336,648 – 101,336,648 –
Utilities 31,407,104 – 31,407,104 –
Preferred Stock
Financials 1,841,400 1,841,400 – –
Common Stock
Energy 696 696 – –
Short-Term Investments 6,099,921 – 6,099,921 –
Subtotal Investments in Securities $1,001,702,125 $1,842,096 $999,860,029 $–
Other Investments  * Total
Collateral Held for Securities Loaned 1,520,093
Subtotal Other Investments $1,520,093
Total Investments at Value $1,003,222,218
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 24,797 24,797 – –
Total Asset Derivatives $24,797 $24,797 $– $–
Liability Derivatives
Futures Contracts 6,940 6,940 – –
Total Liability Derivatives $6,940 $6,940 $– $–

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$799,929 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 104 March 2022 $ 13,573,908 ( $ 5,158)
Ultra 10-Yr. U.S. Treasury Note 113 March 2022 16,527,188 20,250
Total Futures Long Contracts $ 30,101,096 $ 15,092
CBOT 2-Yr. U.S. Treasury Note (218) March 2022 ( $ 47,566,017) $ 4,547
CBOT 5-Yr. U.S. Treasury Note (571) March 2022 (69,075,834) (1,782)
Total Futures Short Contracts ( $ 116,641,851) $2,765
Total Futures Contracts ( $ 86,540,755) $17,857
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Limited Maturity Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 24,797
Total Interest Rate Contracts 24,797
Total Asset Derivatives $24,797
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,940
Total Interest Rate Contracts 6,940
Total Liability Derivatives $6,940
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 4,161,630
Total Interest Rate Contracts
4,161,630
Total $4,161,630
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 253,997
Total Interest Rate Contracts 253,997
Total $253,997

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Limited Maturity Bond Portfolio's average volume of derivative activity during the period ended December 31,
2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $42,565,772
Futures - Short (132,556,405)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $158,253 $398,226 $556,479 $– – –
Total Affiliated Short-Term Investments 158,253 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,840 15,672 15,992 1,520 1,520 0.1%
Total Collateral Held for Securities Loaned 1,840 1,520 0.1
Total Value $160,093 $1,520
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $75 $(75) $ – $148
Total Income/Non Income Cash from Affiliated
Investments $148
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $75 $(75) $ 0

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Communications Services (11.8%)
7,309 Activision Blizzard, Inc. $ 486,268
22,145 AT&T, Inc. 544,767
9,334 BCE, Inc. 485,609
370 Charter Communications, Inc.
a
241,229
2,728 Comcast Corporation 137,300
15,775 Deutsche Telekom AG 291,482
3,115 Electronic Arts, Inc. 410,869
2,706 Elisa Oyj 166,624
23,000 HKT Trust and HKT, Ltd. 30,904
6,300 KDDI Corporation 184,235
200 Nintendo Company, Ltd. 93,572
25,400 Nippon Telegraph and Telephone
Corporation 694,646
19,500 SKY Perfect JSAT Holdings, Inc. 71,207
70,400 SoftBank Corporation 889,193
399 Swisscom AG 225,086
24,712 TELUS Corporation 581,976
228 T-Mobile US, Inc.
a
26,443
21,021 Verizon Communications, Inc. 1,092,251
Total 6,653,661
Consumer Discretionary (6.6%)
20,000 Cafe de Coral Holdings, Ltd. 35,659
1,357 Domino's Pizza Enterprises, Ltd. 116,473
6,919 Domino's Pizza Group plc 43,094
8,168 Europris ASA
b
65,241
103 Ferrari NV 26,513
881 HelloFresh SE
a
67,518
92 Hermes International 160,758
1,595 Home Depot, Inc. 661,941
2,800 KOMEDA Holdings Company, Ltd. 49,907
638 La Francaise des Jeux SAEM
b
28,275
3,276 McDonald's Corporation 878,197
1,900 McDonald's Holdings Company
(Japan), Ltd. 84,086
1,100 Ohsho Food Service Corporation 58,432
927 O'Reilly Automotive, Inc.
a
654,675
200 Pan Pacific International Holdings
Company 2,757
2,141 Target Corporation 495,513
3,100 T-Gaia Corporation 44,680
3,600 USS Company, Ltd. 56,245
1,132 Yum! Brands, Inc. 157,190
Total 3,687,154
Consumer Staples (13.7%)
8,899 Axfood AB 256,186
1,160 Church & Dwight Company, Inc. 118,900
9,340 Coca-Cola Company 553,021
12,103 Colgate-Palmolive Company 1,032,870
907 Costco Wholesale Corporation 514,904
5,581 General Mills, Inc. 376,048
801 Greggs plc 36,257
687 Hershey Company 132,914
600 Interparfums SA 50,261
17,100 Japan Tobacco, Inc. 345,282
2,600 Kao Corporation 136,173
1,505 Kellogg Company 96,952
7,793 Koninklijke Ahold Delhaize NV 267,427
12,841 Kroger Company 581,184
30 Lindt & Spruengli AG 415,825
88 L'Oreal SA 41,960
854 Monster Beverage Corporation
a
82,018
1,758 Nestle SA 245,447
Shares Common Stock (98.6%) Value
Consumer Staples (13.7%) - continued
3,511 PepsiCo, Inc. $ 609,896
2,366 Philip Morris International, Inc. 224,770
5,712 Procter & Gamble Company 934,369
4,497 Walmart, Inc. 650,671
Total 7,703,335
Energy (1.0%)
37,700 Nippon Gas Company, Ltd. 499,814
3,208 Washington H. Soul Pattinson and
Company, Ltd. 69,140
Total 568,954
Financials (6.8%)
587 Aon plc 176,429
234 Arthur J. Gallagher & Company 39,703
1,855 Berkshire Hathaway, Inc.
a
554,645
1,210 CME Group, Inc. 276,436
282 Intact Financial Corporation 36,655
2,357 Intercontinental Exchange, Inc. 322,367
5,400 Japan Post Bank Company, Ltd.
c
49,500
3,909 Laurentian Bank of Canada 124,135
59 MarketAxess Holdings, Inc. 24,265
2,545 Marsh & McLennan Companies,
Inc. 442,372
19,700 Matsui Securities Company, Ltd. 135,398
9,100 Mitsubishi HC Capital, Inc. 45,022
4,243 Mizrahi Tefahot Bank, Ltd. 163,400
810 Moody's Corporation 316,370
786 Nasdaq, Inc. 165,068
684 S&P Global, Inc. 322,800
353 T. Rowe Price Group, Inc. 69,414
1,208 Topdanmark AS 67,760
19,655 Tryg AS 485,039
Total 3,816,778
Health Care (18.7%)
3,778 Abbott Laboratories 531,716
1,698 Agilent Technologies, Inc. 271,086
1,230 Amgen, Inc. 276,713
575 Amplifon SPA 30,940
4,600 Astellas Pharma, Inc. 74,867
4,976 Baxter International, Inc. 427,140
1,283 Becton, Dickinson and Company 322,649
1,302 Bristol-Myers Squibb Company 81,180
5,100 Chugai Pharmaceutical Company,
Ltd. 166,240
527 Coloplast AS 92,792
1,888 Danaher Corporation 621,171
2,333 Dechra Pharmaceuticals plc 168,616
859 DiaSorin SPA 163,421
572 Eli Lilly and Company 157,998
1,164 Eurofins Scientific SE 144,210
156 Genmab AS
a
62,268
12,663 Gilead Sciences, Inc. 919,460
667 Incyte Corporation
a
48,958
6,376 Johnson & Johnson 1,090,742
102 Masimo Corporation
a
29,863
4,137 Medtronic plc 427,973
1,589 Novartis AG 139,629
4,929 Novo Nordisk AS 553,654
4,897 QIAGEN NV
a
271,541
1,443 Regeneron Pharmaceuticals, Inc.
a
911,283
1,275 Roche Holding AG 528,948
185 Siegfried Holding AG 179,962

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Health Care (18.7%) - continued
191 Sonova Holding AG $ 74,642
1,101 Tecan Group AG 668,710
498 UnitedHealth Group, Inc. 250,066
2,875 Vertex Pharmaceuticals, Inc.
a
631,350
911 Vitrolife AB 56,205
604 Zoetis, Inc. 147,394
Total 10,523,387
Industrials (7.6%)
757 3M Company 134,466
937 DSV AS 218,348
724 Geberit AG 590,157
365 IDEX Corporation 86,257
13,600 Kamigumi Company, Ltd. 257,526
42,000 Kandenko Company, Ltd. 312,904
546 Kuehne & Nagel International AG 175,843
624 Linde plc 216,172
500 Max Company, Ltd.
c
8,346
15,400 Nikkon Holdings Company, Ltd. 290,144
595 Republic Services, Inc. 82,973
9,300 SHO-BOND Holdings Company,
Ltd. 417,840
1,300 Sumitomo Corporation 19,239
6,800 Takasago Thermal Engineering
Company, Ltd. 112,188
584 Union Pacific Corporation 147,127
2,044 Verisk Analytics, Inc. 467,524
4,425 Waste Management, Inc. 738,533
Total 4,275,587
Information Technology (18.8%)
2,871 Accenture plc 1,190,173
1,327 Adobe, Inc.
a
752,489
1,219 Apple, Inc. 216,458
1,898 Automatic Data Processing, Inc. 468,009
545 Broadcom, Inc. 362,649
1,700 Canon Electronics, Inc. 23,444
2,556 CGI, Inc.
a
226,008
10,642 Cisco Systems, Inc. 674,384
164 Constellation Software, Inc. 304,279
30,100 Elecom Company, Ltd. 396,160
300 ITOCHU Techno-Solutions
Corporation 9,650
4,156 Jack Henry & Associates, Inc. 694,010
1,609 Keysight Technologies, Inc.
a
332,275
1,617 Logitech International SA 135,646
844 Mastercard , Inc. 303,266
1,752 Microsoft Corporation 589,233
640 Motorola Solutions, Inc. 173,888
10,600 Oracle Corporation Japan 805,319
1,274 Paychex, Inc. 173,901
531 Synopsys, Inc.
a
195,674
2,634 Texas Instruments, Inc. 496,430
2,525 Thomson Reuters Corporation 301,954
1,449 Tyler Technologies, Inc.
a
779,490
369 VeriSign, Inc.
a
93,659
3,765 Visa, Inc. 815,913
286 Zoom Video Communications,
Inc.
a
52,598
Total 10,566,959
Materials (4.1%)
3,176 Franco-Nevada Corporation 439,209
23 Givaudan SA 120,672
Shares Common Stock (98.6%) Value
Materials (4.1%) - continued
442 IMCD NV $ 97,683
529 Koninklijke DSM NV 119,134
338 Newmont Corporation 20,963
3,500 Nippon Steel Trading Corporation 152,815
8,987 Symrise AG 1,329,128
Total 2,279,604
Real Estate (2.4%)
193 Bachem Holding AG 151,128
28,200 Link REIT 248,421
1,397 National Storage Affiliates Trust 96,672
336 PSP Swiss Property AG 41,871
2,135 Public Storage, Inc. 799,686
Total 1,337,778
Utilities (7.1%)
12,472 Consolidated Edison, Inc. 1,064,111
755 DTE Energy Company 90,253
4,672 Entergy Corporation 526,301
119,500 HK Electric Investments, Ltd. 117,239
61,050 Hong Kong and China Gas
Company, Ltd. 95,224
1,370 NextEra Energy, Inc. 127,903
23,108 NiSource, Inc. 638,012
4,055 Sempra Energy 536,395
10,432 Southern Company 715,426
3,700 Tokyo Gas Company, Ltd. 66,416
Total 3,977,280
Total Common Stock
(cost $46,002,603) 55,390,477
Shares Short-Term Investments ( 0.7% ) Value
Thrivent Core Short-Term Reserve
Fund
41,325 0.200% 413,254
Total Short-Term Investments
(cost $413,254) 413,254
Total Investments (cost
$46,415,857) 99.3% $55,803,731
Other Assets and Liabilities, Net
0.7% 367,937
Total Net Assets 100.0% $56,171,668
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $93,516 or 0.2%
of total net assets.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 10,103,076
Gross unrealized depreciation (805,627)
Net unrealized appreciation (depreciation) $ 9,297,449
Cost for federal income tax purposes $ 46,512,774
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,653,661 2,939,127 3,714,534 –
Consumer Discretionary 3,687,154 2,847,516 839,638 –
Consumer Staples 7,703,335 5,908,517 1,794,818 –
Energy 568,954 – 568,954 –
Financials 3,816,778 2,709,869 1,106,909 –
Health Care 10,523,387 7,146,742 3,376,645 –
Industrials 4,275,587 1,873,052 2,402,535 –
Information Technology 10,566,959 8,364,499 2,202,460 –
Materials 2,279,604 460,172 1,819,432 –
Real Estate 1,337,778 896,358 441,420 –
Utilities 3,977,280 3,698,401 278,879 –
Subtotal Investments in Securities $55,390,477 $36,844,253 $18,546,224 $–
Other Investments  * Total
Affiliated Short-Term Investments 413,254
Subtotal Other Investments $413,254
Total Investments at Value $55,803,731
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,492 6,492 – –
Total Asset Derivatives $6,492 $6,492 $– $–

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
The following table presents Low Volatility Equity Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$36,536 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 5 March 2022 $ 484,359 $ 6,492
Total Futures Long Contracts $ 484,359 $ 6,492
Total Futures Contracts $ 484,359 $6,492
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Low Volatility Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 6,492
Total Equity Contracts 6,492
Total Asset Derivatives $6,492
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Low Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 15,760
Total Equity Contracts
15,760
Total $15,760
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Low Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 8,069
Total Equity Contracts 8,069
Total $8,069
The following table presents Low Volatility Equity Portfolio's average volume of derivative activity during the period ended December 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $255,847
Futures - Short (4,380)

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $11,033 $10,620 $413 41 0.7%
Total Affiliated Short-Term Investments – 413 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 159 3,084 3,243 – – –
Total Collateral Held for Securities Loaned 159 – –
Total Value $159 $413
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (3.4%)
6,517 Match Group, Inc.
a
$ 861,873
7,025 Zillow Group, Inc.
a
437,096
9,419 ZoomInfo Technologies, Inc.
a
604,700
Total 1,903,669
Consumer Discretionary (13.4%)
5,040 Aptiv plc
a
831,348
2,744 Burlington Stores, Inc.
a
799,903
6,473 Caesars Entertainment, Inc.
a
605,420
4,381 Chegg , Inc.
a
134,497
6,391 Chewy, Inc.
a,b
376,877
480 Chipotle Mexican Grill, Inc.
a
839,160
8,583 Farfetch , Ltd.
a
286,930
4,149 Five Below, Inc.
a
858,387
1,510 Lithia Motors, Inc. 448,394
113 NVR, Inc.
a
667,702
3,766 Planet Fitness, Inc.
a
341,124
1,579 Ulta Beauty, Inc.
a
651,085
8,784 Wyndham Hotels & Resorts, Inc. 787,486
Total 7,628,313
Consumer Staples (1.2%)
10,863 Lamb Weston Holdings, Inc. 688,497
Total 688,497
Financials (7.6%)
3,470 Arthur J. Gallagher & Company 588,755
2,391 Kinsale Capital Group, Inc. 568,795
1,671 MSCI, Inc. 1,023,805
2,983 Signature Bank 964,911
6,216 Tradeweb Markets, Inc. 622,470
5,084 Western Alliance Bancorp 547,293
Total 4,316,029
Health Care (18.5%)
3,769 ACADIA Pharmaceuticals, Inc.
a
87,969
9,049 Adaptive Biotechnologies
Corporation
a
253,915
19,364 Agilon Health, Inc.
a
522,828
1,628 Argenx SE ADR
a
570,109
2,565 Ascendis Pharma AS ADR
a
345,070
21,376 Avantor , Inc.
a
900,785
1,754 Bio- Techne Corporation 907,414
7,701 Centene Corporation
a
634,562
1,611 Charles River Laboratories
International, Inc.
a
606,993
1,581 Cooper Companies, Inc. 662,344
1,858 DexCom , Inc.
a
997,653
10,944 GoodRx Holdings, Inc.
a
357,650
4,556 Guardant Health, Inc.
a
455,691
3,389 Immunocore Holdings plc ADR
a
116,039
3,174 Insulet Corporation
a
844,506
4,244 Nevro Corporation
a
344,061
2,173 Repligen Corporation
a
575,497
2,135 Sarepta Therapeutics, Inc.
a
192,257
1,602 Veeva Systems, Inc.
a
409,279
2,948 Zoetis, Inc. 719,401
Total 10,504,023
Industrials (20.6%)
5,312 ASGN, Inc.
a
655,501
3,156 Carlisle Companies, Inc. 783,067
3,591 Chart Industries, Inc.
a
572,729
Shares Common Stock (98.3%) Value
Industrials (20.6%) - continued
19,894 Driven Brands Holdings, Inc.
a
$ 668,836
2,718 Generac Holdings, Inc.
a
956,519
26,586 Howmet Aerospace, Inc. 846,232
1,989 IDEX Corporation 470,041
3,972 Middleby Corporation
a
781,531
1,379 Old Dominion Freight Line, Inc. 494,206
6,013 Regal Rexnord Corporation 1,023,292
10,121 TransUnion 1,200,148
4,824 Trex Company, Inc.
a
651,385
2,639 United Rentals, Inc.
a
876,913
6,028 Vicor Corporation
a
765,435
23,866 WillScot Mobile Mini Holdings
Corporation
a
974,687
Total 11,720,522
Information Technology (27.0%)
11,330 Amphenol Corporation 990,922
8,528 AppLovin Corporation
a
803,849
8,281 Bandwidth, Inc.
a
594,245
4,607 Bill.com Holdings, Inc.
a
1,147,834
10,067 Cognex Corporation 782,810
3,356 Coupa Software, Inc.
a
530,416
3,173 DocuSign, Inc.
a
483,280
3,380 Elastic NV
a
416,044
1,149 EPAM Systems, Inc.
a
768,049
5,935 Five9, Inc.
a
814,994
1,177 HubSpot , Inc.
a
775,820
661 Lam Research Corporation 475,358
2,838 MKS Instruments, Inc. 494,294
2,412 Monolithic Power Systems, Inc. 1,189,912
3,249 Okta , Inc.
a
728,328
1,817 Palo Alto Networks, Inc.
a
1,011,633
2,212 Paycom Software, Inc.
a
918,400
6,549 Sprout Social, Inc.
a
593,929
12,092 STMicroelectronics NV ADR 591,057
7,492 Trade Desk, Inc.
a
686,567
1,783 Zscaler , Inc.
a
572,931
Total 15,370,672
Materials (3.4%)
4,825 AptarGroup, Inc. 590,966
2,081 Martin Marietta Materials, Inc. 916,722
1,859 Quaker Chemical Corporation 429,020
Total 1,936,708
Real Estate (3.2%)
2,342 Camden Property Trust 418,468
6,559 CBRE Group, Inc.
a
711,717
1,741 SBA Communications Corporation 677,284
Total 1,807,469
Total Common Stock
(cost $46,426,875) 55,875,902
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
629,175 Thrivent Cash Management Trust 629,175
Total Collateral Held for
Securities Loaned
(cost $629,175) 629,175

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
2,821 SPDR S&P Biotech ETF $ 315,839
2,975 SPDR S&P Oil & Gas Exploration
ETF
b
285,213
Total 601,052
Total Registered Investment
Companies (cost $567,828) 601,052
Shares Short-Term Investments ( 0.8% ) Value
Thrivent Core Short-Term Reserve
Fund
45,922 0.200% 459,220
Total Short-Term Investments
(cost $459,220) 459,220
Total Investments (cost
$48,083,098) 101.2% $57,565,349
Other Assets and Liabilities, Net
(1.2%) (704,101)
Total Net Assets 100.0% $56,861,248
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of December 31, 2021:
Securities Lending Transactions
Common Stock $ 612,669
Total lending $612,669
Gross amount payable upon return of
collateral for securities loaned $629,175
Net amounts due to counterparty $16,506
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 11,509,378
Gross unrealized depreciation (2,278,652)
Net unrealized appreciation (depreciation) $ 9,230,726
Cost for federal income tax purposes $ 48,334,623

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,903,669 1,903,669 – –
Consumer Discretionary 7,628,313 7,628,313 – –
Consumer Staples 688,497 688,497 – –
Financials 4,316,029 4,316,029 – –
Health Care 10,504,023 10,504,023 – –
Industrials 11,720,522 11,720,522 – –
Information Technology 15,370,672 15,370,672 – –
Materials 1,936,708 1,936,708 – –
Real Estate 1,807,469 1,807,469 – –
Registered Investment Companies
Unaffiliated 601,052 601,052 – –
Subtotal Investments in Securities $56,476,954 $56,476,954 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 459,220
Collateral Held for Securities Loaned 629,175
Subtotal Other Investments $1,088,395
Total Investments at Value $57,565,349
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $887 $26,483 $26,911 $459 46 0.8%
Total Affiliated Short-Term Investments 887 459 0.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 949 17,473 17,793 629 629 1.1
Total Collateral Held for Securities Loaned 949 629 1.1
Total Value $1,836 $1,088
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $ 1

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.3% ) Value
Communications Services (1.5%)
1,307 Cable One, Inc. $ 2,304,829
10,021 Cerence , Inc.
a
768,010
34,858 Iridium Communications, Inc.
a
1,439,287
11,483 John Wiley and Sons, Inc. 657,631
44,058 New York Times Company 2,128,001
58,346 Tegna , Inc. 1,082,902
11,791 World Wrestling Entertainment,
Inc. 581,768
18,097 Yelp, Inc.
a
655,835
Total 9,618,263
Consumer Discretionary (15.9%)
24,843 Adient plc
a
1,189,483
40,454 American Eagle Outfitters, Inc. 1,024,295
10,541 AutoNation, Inc.
a
1,231,716
21,625 Boyd Gaming Corporation
a
1,417,951
20,328 Brunswick Corporation 2,047,639
30,900 Callaway Golf Company
a
847,896
39,672 Capri Holdings, Ltd.
a
2,575,110
11,144 Carter's, Inc. 1,127,996
8,654 Choice Hotels International, Inc. 1,349,937
9,077 Churchill Downs, Inc. 2,186,649
9,114 Columbia Sportswear Company 888,068
6,199 Cracker Barrel Old Country Store,
Inc. 797,439
15,516 Crocs, Inc.
a
1,989,462
38,031 Dana, Inc. 867,867
7,237 Deckers Outdoor Corporation
a
2,650,986
17,110 Dick's Sporting Goods, Inc.
b
1,967,479
14,771 Five Below, Inc.
a
3,055,972
23,813 Foot Locker, Inc. 1,038,961
11,102 Fox Factory Holding Corporation
a
1,888,450
16,337 GameStop Corporation
a,b
2,424,247
62,364 Gentex Corporation 2,173,385
74,087 Goodyear Tire & Rubber
Company
a
1,579,535
1,052 Graham Holdings Company 662,581
10,566 Grand Canyon Education, Inc.
a
905,612
46,309 H&R Block, Inc. 1,091,040
92,076 Hanesbrands, Inc. 1,539,511
40,573 Harley-Davidson, Inc. 1,529,196
6,362 Helen of Troy, Ltd.
a
1,555,318
35,555 IAA, Inc.
a
1,799,794
5,714 Jack in the Box, Inc. 499,861
22,599 KB Home 1,010,853
39,692 Kohl's Corporation 1,960,388
15,719 Lear Corporation 2,875,791
35,168 Leggett & Platt, Inc. 1,447,515
7,984 Lithia Motors, Inc. 2,370,849
81,661 Macy's, Inc. 2,137,885
11,231 Marriott Vacations Worldwide
Corporation 1,897,814
92,376 Mattel, Inc.
a
1,991,627
6,218 Murphy USA, Inc. 1,238,874
29,333 Nordstrom, Inc.
a
663,512
15,956 Ollie's Bargain Outlet Holdings,
Inc.
a
816,788
8,534 Papa John's International, Inc. 1,139,033
62,353 Park Hotels & Resorts, Inc.
a
1,177,225
15,040 Polaris, Inc. 1,653,046
4,574 RH
a
2,451,390
25,448 Scientific Games Corporation
a
1,700,690
43,483 Service Corporation International 3,086,858
20,404 Six Flags Entertainment
Corporation
a
868,802
Shares Common Stock (99.3%) Value
Consumer Discretionary (15.9%) - continued
35,570 Skechers USA, Inc.
a
$ 1,543,738
32,403 Taylor Morrison Home Corporation
a
1,132,809
50,760 Tempur Sealy International, Inc. 2,387,243
18,364 Texas Roadhouse, Inc. 1,639,538
14,642 Thor Industries, Inc. 1,519,400
30,168 Toll Brothers, Inc. 2,183,862
8,681 TopBuild Corporation
a
2,395,175
22,754 Travel + Leisure Company 1,257,614
29,304 Tri Pointe Homes, Inc.
a
817,289
26,117 TripAdvisor, Inc.
a
711,949
17,377 Urban Outfitters, Inc.
a
510,189
19,104 Victoria's Secret & Company
a
1,061,036
7,382 Visteon Corporation
a
820,436
46,540 Wendy's Company 1,109,979
19,608 Williams-Sonoma, Inc. 3,316,301
7,864 Wingstop , Inc. 1,358,899
24,569 Wyndham Hotels & Resorts, Inc. 2,202,611
23,109 YETI Holdings, Inc.
a
1,914,119
Total 104,274,563
Consumer Staples (3.4%)
36,003 BJ's Wholesale Club Holdings,
Inc.
a
2,411,121
2,475 Boston Beer Company, Inc.
a
1,250,122
9,783 Casey's General Stores, Inc. 1,930,675
88,482 Coty, Inc.
a
929,061
42,664 Darling Ingredients, Inc.
a
2,956,189
16,586 Energizer Holdings, Inc. 665,099
52,395 Flowers Foods, Inc. 1,439,291
23,039 Grocery Outlet Holding
Corporation
a
651,543
24,490 Hain Celestial Group, Inc.
a
1,043,519
17,544 Ingredion, Inc. 1,695,452
5,226 Lancaster Colony Corporation 865,426
13,137 Nu Skin Enterprises, Inc. 666,703
40,689 Performance Food Group
Company
a
1,867,218
12,850 Pilgrim's Pride Corporation
a
362,370
15,435 Post Holdings, Inc.
a
1,739,987
5,593 Sanderson Farms, Inc. 1,068,710
29,600 Sprouts Farmers Markets, Inc.
a
878,528
Total 22,421,014
Energy (2.1%)
85,615 Antero Midstream Corporation 828,753
53,280 ChampionX Corporation
a
1,076,789
55,688 CNX Resources Corporation
a
765,710
25,506 DT Midstream, Inc. 1,223,778
79,724 EQT Corporation
a
1,738,781
107,197 Equitrans Midstream Corporation 1,108,417
39,418 HollyFrontier Corporation 1,292,122
38,283 Murphy Oil Corporation 999,569
103,015 NOV, Inc. 1,395,853
60,374 Targa Resources Corporation 3,153,938
Total 13,583,710
Financials (13.4%)
10,719 Affiliated Managers Group, Inc. 1,763,383
3,612 Alleghany Corporation
a
2,411,335
17,442 American Financial Group, Inc. 2,395,135
39,570 Associated Banc-Corp 893,886
10,673 Bank of Hawaii Corporation 893,971
31,874 Bank OZK 1,483,097
21,046 Brighthouse Financial, Inc.
a
1,090,183

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Financials (13.4%) - continued
51,666 Cadence Bank $ 1,539,130
20,362 Cathay General Bancorp 875,362
26,148 CIT Group, Inc. 1,342,438
32,514 CNO Financial Group, Inc. 775,134
29,268 Commerce Bancshares, Inc. 2,011,882
14,952 Cullen/Frost Bankers, Inc. 1,884,999
37,417 East West Bancorp, Inc. 2,943,970
29,118 Essent Group, Ltd. 1,325,743
10,288 Evercore , Inc. 1,397,625
84,093 F.N.B. Corporation 1,020,048
25,535 Federated Hermes, Inc. 959,605
28,943 First American Financial
Corporation 2,264,211
33,810 First Financial Bankshares , Inc. 1,718,900
142,581 First Horizon Corporation 2,328,348
10,574 FirstCash Holdings, Inc. 791,041
42,532 Fulton Financial Corporation 723,044
28,601 Glacier Bancorp, Inc. 1,621,677
22,894 Hancock Whitney Corporation 1,145,158
9,381 Hanover Insurance Group, Inc. 1,229,474
39,745 Home BancShares , Inc. 967,791
23,038 Interactive Brokers Group, Inc. 1,829,678
14,035 International Bancshares
Corporation 594,944
44,979 Janus Henderson Group plc 1,886,419
51,798 Jefferies Financial Group, Inc. 2,009,762
15,777 Kemper Corporation 927,530
5,656 Kinsale Capital Group, Inc. 1,345,506
7,008 Mercury General Corporation 371,845
42,497 Navient Corporation 901,786
122,614 New York Community Bancorp,
Inc. 1,497,117
75,284 Old Republic International
Corporation 1,850,481
30,918 PacWest Bancorp 1,396,566
20,075 Pinnacle Financial Partners, Inc. 1,917,163
10,412 Primerica, Inc. 1,595,847
14,955 PROG Holdings, Inc.
a
674,620
24,301 Prosperity Bancshares, Inc. 1,756,962
17,824 Reinsurance Group of America,
Inc. 1,951,550
12,134 RenaissanceRe Holdings, Ltd. 2,054,650
10,498 RLI Corporation 1,176,826
27,945 SEI Investments Company 1,702,968
15,853 Selective Insurance Group, Inc. 1,298,995
77,303 SLM Corporation 1,520,550
50,810 Sterling Bancorp 1,310,390
27,451 Stifel Financial Corporation 1,933,099
38,367 Synovus Financial Corporation 1,836,628
13,344 Texas Capital Bancshares, Inc.
a
803,976
11,348 UMB Financial Corporation 1,204,136
57,117 Umpqua Holdings Corporation 1,098,931
35,946 United Bankshares , Inc. 1,304,121
53,909 Unum Group 1,324,544
107,303 Valley National Bancorp 1,475,416
29,266 Voya Financial, Inc. 1,940,629
17,177 Washington Federal, Inc. 573,368
23,886 Webster Financial Corporation 1,333,794
15,031 Wintrust Financial Corporation 1,365,115
Total 87,562,482
Health Care (9.8%)
23,714 Acadia Healthcare Company, Inc.
a
1,439,440
8,596 Amedisys , Inc.
a
1,391,520
27,490 Arrowhead Research Corporation
a
1,822,587
Shares Common Stock (99.3%) Value
Health Care (9.8%) - continued
26,792 Bruker Corporation $ 2,248,117
4,059 Chemed Corporation 2,147,373
26,233 Encompass Health Corporation 1,711,965
42,548 Envista Holdings Corporation
a
1,917,213
83,425 Exelixis , Inc.
a
1,525,009
20,841 Globus Medical, Inc.
a
1,504,720
13,475 Haemonetics Corporation
a
714,714
37,122 Halozyme Therapeutics, Inc.
a
1,492,675
22,019 HealthEquity , Inc.
a
974,120
5,264 ICU Medical, Inc.
a
1,249,358
19,206 Integra LifeSciences Holdings
Corporation
a
1,286,610
16,208 Jazz Pharmaceuticals, Inc.
a
2,064,899
8,351 LHC Group, Inc.
a
1,146,008
14,034 LivaNova plc
a
1,226,993
13,396 Masimo Corporation
a
3,922,081
7,581 Medpace Holdings, Inc.
a
1,649,929
15,399 Molina Healthcare, Inc.
a
4,898,114
28,343 Neogen Corporation
a
1,287,056
25,014 Neurocrine Biosciences, Inc.
a
2,130,442
13,641 NuVasive , Inc.
a
715,880
36,520 Option Care Health, Inc.
a
1,038,629
22,838 Patterson Companies, Inc. 670,295
9,260 Penumbra, Inc.
a
2,660,583
35,273 Perrigo Company plc 1,372,120
18,360 Progyny , Inc.
a
924,426
10,000 Quidel Corporation
a
1,349,900
35,134 R1 RCM, Inc.
a
895,566
13,558 Repligen Corporation
a
3,590,701
12,551 STAAR Surgical Company
a
1,145,906
27,341 Syneos Health, Inc.
a
2,807,374
16,752 Tandem Diabetes Care, Inc.
a
2,521,511
28,246 Tenet Healthcare Corporation
a
2,307,416
11,875 United Therapeutics Corporation
a
2,565,950
Total 64,317,200
Industrials (18.4%)
9,209 Acuity Brands, Inc. 1,949,729
37,985 AECOM
a
2,938,140
16,180 AGCO Corporation 1,877,204
13,737 ASGN, Inc.
a
1,695,146
10,568 Avis Budget Group, Inc.
a
2,191,486
17,317 Axon Enterprise, Inc.
a
2,718,769
12,961 Brink's Company 849,853
50,494 Builders FirstSource , Inc.
a
4,327,841
13,786 Carlisle Companies, Inc. 3,420,582
13,199 Clean Harbors, Inc.
a
1,316,864
35,506 Colfax Corporation
a
1,632,211
13,162 Crane Company 1,338,970
10,347 Curtiss-Wright Corporation 1,434,818
32,589 Donaldson Company, Inc. 1,931,224
7,955 Dycom Industries, Inc.
a
745,861
14,073 EMCOR Group, Inc. 1,792,759
11,046 EnerSys 873,297
34,348 Flowserve Corporation 1,051,049
37,287 Fluor Corporation
a
923,599
9,041 FTI Consulting, Inc.
a
1,387,070
9,360 GATX Corporation 975,218
44,815 Graco , Inc. 3,612,985
25,996 GXO Logistics, Inc.
a
2,361,217
22,121 Hexcel Corporation
a
1,145,868
14,347 Hubbell, Inc. 2,988,050
9,441 Insperity , Inc. 1,115,076
22,570 ITT Corporation 2,306,428
83,856 JetBlue Airways Corporation
a
1,194,109

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Industrials (18.4%) - continued
36,989 KBR, Inc. $ 1,761,416
22,055 Kennametal, Inc. 791,995
15,850 Kirby Corporation
a
941,807
43,758 Knight-Swift Transportation
Holdings, Inc. 2,666,613
10,048 Landstar System, Inc. 1,798,793
8,876 Lennox International, Inc. 2,879,019
15,569 Lincoln Electric Holdings, Inc. 2,171,408
14,302 ManpowerGroup , Inc. 1,392,014
15,086 MasTec , Inc.
a
1,392,136
14,936 Mercury Systems, Inc.
a
822,376
14,667 Middleby Corporation
a
2,885,879
19,980 MillerKnoll , Inc. 783,016
9,614 MSA Safety, Inc. 1,451,329
12,345 MSC Industrial Direct Company,
Inc. 1,037,721
14,251 Nordson Corporation 3,637,853
44,360 nVent Electric plc 1,685,680
18,097 Oshkosh Corporation 2,039,713
26,496 Owens Corning, Inc. 2,397,888
17,866 Regal Rexnord Corporation 3,040,436
14,157 Ryder System, Inc. 1,166,962
6,944 Saia, Inc.
a
2,340,336
11,454 Simpson Manufacturing Company,
Inc. 1,592,908
24,222 Stericycle, Inc.
a
1,444,600
54,582 Sunrun , Inc.
a
1,872,163
18,404 Terex Corporation 808,856
14,257 Tetra Tech, Inc. 2,420,839
18,202 Timken Company 1,261,217
28,067 Toro Company 2,804,174
30,353 Trex Company, Inc.
a
4,098,566
21,566 Trinity Industries, Inc. 651,293
45,077 Univar, Inc.
a
1,277,933
5,596 Valmont Industries, Inc. 1,401,798
5,655 Vicor Corporation
a
718,072
44,577 Vontier Corporation 1,369,851
8,708 Watsco , Inc. 2,724,559
16,048 Werner Enterprises, Inc. 764,848
16,623 Woodward, Inc. 1,819,554
26,012 XPO Logistics, Inc.
a
2,014,109
Total 120,225,153
Information Technology (14.6%)
30,999 ACI Worldwide, Inc.
a
1,075,665
13,127 Alliance Data Systems Corporation 873,864
26,435 Amkor Technology, Inc. 655,324
18,359 Arrow Electronics, Inc.
a
2,465,063
17,645 Aspen Technology, Inc.
a
2,685,569
26,162 Avnet, Inc. 1,078,659
19,603 Azenta , Inc. 2,021,265
11,838 Belden, Inc. 778,112
10,925 Blackbaud , Inc.
a
862,857
6,151 CACI International, Inc.
a
1,655,911
31,202 CDK Global, Inc. 1,302,372
40,851 Ciena Corporation
a
3,144,302
15,065 Cirrus Logic, Inc.
a
1,386,281
7,495 CMC Materials, Inc. 1,436,717
46,617 Cognex Corporation 3,624,938
6,469 Coherent, Inc.
a
1,724,247
12,000 CommVault Systems, Inc.
a
827,040
11,312 Concentrix Corporation 2,020,549
23,185 Digital Turbine, Inc.
a
1,414,053
14,408 Envestnet , Inc.
a
1,143,131
7,214 Fair Isaac Corporation
a
3,128,495
Shares Common Stock (99.3%) Value
Information Technology (14.6%) - continued
26,073 First Solar, Inc.
a
$ 2,272,523
45,619 Genpact , Ltd. 2,421,457
27,986 II-VI, Inc.
a
1,912,283
37,794 Jabil, Inc. 2,658,808
47,233 Kyndryl Holdings, Inc.
a
854,917
36,107 Lattice Semiconductor
Corporation
a
2,782,405
6,495 Littelfuse , Inc. 2,043,847
17,954 LiveRamp Holding, Inc.
a
860,894
19,064 Lumentum Holdings, Inc.
a
2,016,399
16,686 Manhattan Associates, Inc.
a
2,594,506
16,209 MAXIMUS, Inc. 1,291,371
16,281 Mimecast, Ltd.
a
1,295,479
14,623 MKS Instruments, Inc. 2,546,888
34,774 National Instruments Corporation 1,518,581
34,805 NCR Corporation
a
1,399,161
10,446 Paylocity Holding Corporation
a
2,466,927
15,908 Power Integrations, Inc. 1,477,694
8,804 Qualys , Inc.
a
1,208,085
85,282 Sabre Corporation
a
732,572
24,591 SailPoint Technologies Holdings,
Inc.
a
1,188,729
15,179 Science Applications International
Corporation 1,268,813
16,980 Semtech Corporation
a
1,510,031
10,596 Silicon Laboratories, Inc.
a
2,187,226
3,952 SiTime Corporation
a
1,156,118
21,894 SunPower Corporation
a,b
456,928
10,355 Synaptics , Inc.
a
2,997,876
10,885 TD SYNNEX Corporation 1,244,809
28,609 Teradata Corporation
a
1,215,024
11,432 Universal Display Corporation 1,886,623
19,365 ViaSat , Inc.
a
862,517
34,992 Vishay Intertechnology , Inc. 765,275
105,998 Western Union Company 1,891,004
11,818 WEX, Inc.
a
1,659,129
30,557 Wolfspeed , Inc.
a
3,415,356
36,243 Xerox Holdings Corporation 820,542
12,715 Ziff Davis, Inc.
a
1,409,585
Total 95,594,796
Materials (6.6%)
49,334 Alcoa Corporation 2,939,320
17,357 AptarGroup, Inc. 2,125,885
14,893 Ashland Global Holdings, Inc. 1,603,380
24,124 Avient Corporation 1,349,738
14,957 Cabot Corporation 840,583
42,968 Chemours Company 1,442,006
119,993 Cleveland-Cliffs, Inc.
a
2,612,248
31,797 Commercial Metals Company 1,153,913
8,975 Compass Minerals International,
Inc. 458,443
10,725 Eagle Materials, Inc. 1,785,284
7,001 Greif, Inc. 422,650
10,359 Ingevity Corporation
a
742,740
23,200 Louisiana-Pacific Corporation 1,817,720
8,778 Minerals Technologies, Inc. 642,111
1,822 NewMarket Corporation 624,436
37,821 Olin Corporation 2,175,464
16,520 Reliance Steel & Aluminum
Company 2,679,874
17,307 Royal Gold, Inc. 1,820,869
34,203 RPM International, Inc. 3,454,503
10,741 Scotts Miracle- Gro Company 1,729,301
11,081 Sensient Technologies Corporation 1,108,765

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Materials (6.6%) - continued
22,125 Silgan Holdings, Inc. $ 947,835
25,926 Sonoco Products Company 1,500,856
49,710 Steel Dynamics, Inc. 3,085,500
71,253 United States Steel Corporation 1,696,534
47,662 Valvoline, Inc. 1,777,316
8,530 Worthington Industries, Inc. 466,250
Total 43,003,524
Real Estate (10.3%)
36,692 American Campus Communities,
Inc. 2,102,085
41,393 Apartment Income REIT
Corporation 2,262,955
78,308 Brixmor Property Group, Inc. 1,989,806
26,947 Camden Property Trust 4,814,890
29,617 Corporate Office Properties Trust 828,387
39,205 Cousins Properties, Inc. 1,579,177
33,463 CyrusOne , Inc. 3,002,300
46,271 Douglas Emmett, Inc. 1,550,078
10,727 EastGroup Properties, Inc. 2,444,147
19,724 EPR Properties 936,693
34,354 First Industrial Realty Trust, Inc. 2,274,235
38,903 Healthcare Realty Trust, Inc. 1,230,891
27,523 Highwoods Properties, Inc. 1,227,251
40,204 Hudson Pacific Properties, Inc. 993,441
30,100 JBG SMITH Properties 864,171
13,307 Jones Lang LaSalle, Inc.
a
3,584,107
27,637 Kilroy Realty Corporation 1,836,755
57,749 Kite Realty Group Trust 1,257,773
22,892 Lamar Advertising Company 2,776,800
21,627 Life Storage, Inc. 3,312,824
56,172 Macerich Company 970,652
157,228 Medical Properties Trust, Inc. 3,715,298
85,848 MGIC Investment Corporation 1,237,928
46,305 National Retail Properties, Inc. 2,225,881
21,606 National Storage Affiliates Trust 1,495,135
63,011 Omega Healthcare Investors, Inc. 1,864,495
34,642 Pebblebrook Hotel Trust 774,942
58,084 Physicians Realty Trust 1,093,722
17,693 PotlatchDeltic Corporation 1,065,472
5,303 PS Business Parks, Inc. 976,654
37,745 Rayonier, Inc. REIT 1,523,388
39,943 Rexford Industrial Realty, Inc. 3,239,777
60,296 Sabra Health Care REIT, Inc. 816,408
17,594 SL Green Realty Corporation 1,261,490
32,515 Spirit Realty Capital, Inc. 1,566,898
64,707 Store Capital Corporation 2,225,921
29,033 Urban Edge Properties 551,627
Total 67,474,454
Utilities (3.3%)
13,862 ALLETE, Inc. 919,744
16,828 Black Hills Corporation 1,187,552
60,644 Essential Utilities, Inc. 3,255,976
28,822 Hawaiian Electric Industries, Inc. 1,196,113
13,320 IDACORP, Inc. 1,509,289
53,618 MDU Resources Group, Inc. 1,653,579
24,042 National Fuel Gas Company 1,537,245
25,427 New Jersey Resources
Corporation 1,044,033
13,883 NorthWestern Corporation 793,552
52,781 OGE Energy Corporation 2,025,735
14,130 ONE Gas, Inc. 1,096,347
22,632 PNM Resources, Inc. 1,032,246
Shares Common Stock (99.3%) Value
Utilities (3.3%) - continued
15,922 Southwest Gas Holdings, Inc. $ 1,115,336
13,628 Spire, Inc. 888,818
55,133 UGI Corporation 2,531,156
Total 21,786,721
Total Common Stock
(cost $426,886,179) 649,861,880
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
4,734,010 Thrivent Cash Management Trust 4,734,010
Total Collateral Held for
Securities Loaned
(cost $4,734,010) 4,734,010
Shares or
Principal
Amount Short-Term Investments ( 0.7% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.040%, 1/19/2022
c,d
99,999
100,000 0.030%, 2/15/2022
c,d
99,998
100,000 0.040%, 3/16/2022
c,d
99,990
Thrivent Core Short-Term Reserve
Fund
407,287 0.200% 4,072,871
Total Short-Term Investments
(cost $4,372,857) 4,372,858
Total Investments (cost
$435,993,046) 100.7% $658,968,748
Other Assets and Liabilities, Net
(0.7%) (4,322,457)
Total Net Assets 100.0% $654,646,291
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of December 31, 2021:
Securities Lending Transactions
Common Stock $ 4,577,966
Total lending $4,577,966
Gross amount payable upon return of
collateral for securities loaned $4,734,010
Net amounts due to counterparty $156,044
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 235,352,796
Gross unrealized depreciation (13,991,352)
Net unrealized appreciation (depreciation) $ 221,361,444
Cost for federal income tax purposes $ 437,750,413
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,618,263 9,618,263 – –
Consumer Discretionary 104,274,563 104,274,563 – –
Consumer Staples 22,421,014 22,421,014 – –
Energy 13,583,710 13,583,710 – –
Financials 87,562,482 87,562,482 – –
Health Care 64,317,200 64,317,200 – –
Industrials 120,225,153 120,225,153 – –
Information Technology 95,594,796 95,594,796 – –
Materials 43,003,524 43,003,524 – –
Real Estate 67,474,454 67,474,454 – –
Utilities 21,786,721 21,786,721 – –
Short-Term Investments 299,987 – 299,987 –
Subtotal Investments in Securities $650,161,867 $649,861,880 $299,987 $–
Other Investments  * Total
Affiliated Short-Term Investments 4,072,871
Collateral Held for Securities Loaned 4,734,010
Subtotal Other Investments $8,806,881
Total Investments at Value $658,968,748
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 143,109 143,109 – –
Total Asset Derivatives $143,109 $143,109 $– $–

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Mid Cap Index Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling $299,987 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 17 March 2022 $ 4,680,981 $ 143,109
Total Futures Long Contracts $ 4,680,981 $ 143,109
Total Futures Contracts $ 4,680,981 $143,109
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Mid Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 143,109
Total Equity Contracts 143,109
Total Asset Derivatives $143,109
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,398,838
Total Equity Contracts
1,398,838
Total $1,398,838
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 45,589
Total Equity Contracts 45,589
Total $45,589
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $4,813,820
Futures - Short (8,158)

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $6,420 $52,507 $54,854 $4,073 407 0.6%
Total Affiliated Short-Term Investments 6,420 4,073 0.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,987 91,339 92,592 4,734 4,734 0.7
Total Collateral Held for Securities Loaned 5,987 4,734 0.7
Total Value $12,407 $8,807
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $7
Total Income/Non Income Cash from Affiliated
Investments $7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 2 9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $– $– $ 2

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.6% ) Value
Communications Services (1.0%)
808,242 DISH Network Corporation
a
$ 26,219,370
Total 26,219,370
Consumer Discretionary (13.8%)
260,845 Aptiv plc
a
43,026,383
343,072 Caesars Entertainment, Inc.
a
32,087,524
32,372 Chipotle Mexican Grill, Inc.
a
56,594,349
196,357 Expedia Group, Inc.
a
35,485,637
797,791 Harley-Davidson, Inc. 30,068,743
156,646 Lululemon Athletica, Inc.
a
61,319,077
12,953 NVR, Inc.
a
76,537,593
49,315 RH
a
26,429,881
Total 361,549,187
Consumer Staples (3.3%)
967,671 Hain Celestial Group, Inc.
a
41,232,461
728,370 Lamb Weston Holdings, Inc. 46,164,091
Total 87,396,552
Energy (3.0%)
1,168,237 Devon Energy Corporation 51,460,840
354,838 Valero Energy Corporation 26,651,882
Total 78,112,722
Financials (14.1%)
1,121,330 Ally Financial, Inc. 53,386,521
1,191,684 Arch Capital Group, Ltd.
a
52,970,354
776,674 Assured Guaranty, Ltd. 38,989,035
1,196,912 Equitable Holdings, Inc. 39,246,744
238,947 Kinsale Capital Group, Inc. 56,843,102
1,197,254 Radian Group, Inc. 25,297,977
455,764 Western Alliance Bancorp 49,062,995
874,896 Zions Bancorporation NA 55,258,431
Total 371,055,159
Health Care (10.1%)
50,958 Align Technology, Inc.
a
33,488,578
253,014 Biohaven Pharmaceutical Holding
Company, Ltd.
a
34,867,859
69,838 Bio-Techne Corporation 36,129,991
332,759 Edwards Lifesciences Corporation
a
43,108,929
151,431 Insulet Corporation
a
40,291,246
772,727 NuVasive, Inc.
a
40,552,713
359,078 Syneos Health, Inc.
a
36,870,129
Total 265,309,445
Industrials (19.3%)
415,024 Advanced Drainage Systems, Inc. 56,497,217
1,881,307 Dun & Bradstreet Holdings, Inc.
a
38,547,980
1,172,874 Howmet Aerospace, Inc. 37,332,579
630,025 Nutrien, Ltd. 47,377,880
185,438 Old Dominion Freight Line, Inc. 66,457,271
463,429 Quanta Services, Inc. 53,136,769
316,053 Regal Rexnord Corporation 53,785,900
763,702 Southwest Airlines Company
a
32,716,994
555,582 Timken Company 38,496,277
249,586 United Rentals, Inc.
a
82,934,932
Total 507,283,799
Information Technology (16.1%)
422,988 Alliance Data Systems Corporation 28,158,311
121,434 ANSYS, Inc.
a
48,709,606
Shares Common Stock (97.6%) Value
Information Technology (16.1%) - continued
361,074 AppLovin Corporation
a,b
$ 34,034,835
211,952 Bill.com Holdings, Inc.
a
52,807,841
786,842 Calix, Inc.
a
62,923,755
631,751 Ciena Corporation
a
48,625,875
1,157,734 Dropbox, Inc.
a
28,410,792
160,922 NICE, Ltd. ADR
a
48,855,919
1,065,751 Sonos, Inc.
a
31,759,380
446,059 Trimble, Inc.
a
38,891,884
Total 423,178,198
Materials (4.7%)
321,564 Ashland Global Holdings, Inc. 34,619,580
450,221 Ball Corporation 43,342,776
742,941 Steel Dynamics, Inc. 46,114,348
Total 124,076,704
Real Estate (7.2%)
215,094 Alexandria Real Estate Equities,
Inc. 47,957,358
313,557 Camden Property Trust 56,026,365
218,516 Digital Realty Trust, Inc. 38,648,925
711,095 Duke Realty Corporation 46,676,276
Total 189,308,924
Utilities (5.0%)
744,620 Alliant Energy Corporation 45,771,791
1,508,654 CenterPoint Energy, Inc. 42,106,533
392,821 Entergy Corporation 44,251,286
Total 132,129,610
Total Common Stock
(cost $1,571,782,990) 2,565,619,670
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
30,009,600 Thrivent Cash Management Trust 30,009,600
Total Collateral Held for
Securities Loaned
(cost $30,009,600) 30,009,600
Shares Short-Term Investments ( 2.5% ) Value
Thrivent Core Short-Term Reserve
Fund
6,454,695 0.200% 64,546,950
Total Short-Term Investments
(cost $64,518,705) 64,546,950
Total Investments (cost
$1,666,311,295) 101.2% $2,660,176,220
Other Assets and Liabilities, Net
(1.2%) (30,432,599)
Total Net Assets 100.0% $2,629,743,621
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of December 31, 2021:
Securities Lending Transactions
Common Stock $ 29,465,676
Total lending $29,465,676
Gross amount payable upon return of
collateral for securities loaned $30,009,600
Net amounts due to counterparty $543,924
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,009,962,353
Gross unrealized depreciation (22,998,352)
Net unrealized appreciation (depreciation) $ 986,964,001
Cost for federal income tax purposes $ 1,673,212,219
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 26,219,370 26,219,370 – –
Consumer Discretionary 361,549,187 361,549,187 – –
Consumer Staples 87,396,552 87,396,552 – –
Energy 78,112,722 78,112,722 – –
Financials 371,055,159 371,055,159 – –
Health Care 265,309,445 265,309,445 – –
Industrials 507,283,799 507,283,799 – –
Information Technology 423,178,198 423,178,198 – –
Materials 124,076,704 124,076,704 – –
Real Estate 189,308,924 189,308,924 – –
Utilities 132,129,610 132,129,610 – –
Subtotal Investments in Securities $2,565,619,670 $2,565,619,670 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 64,546,950
Collateral Held for Securities Loaned 30,009,600
Subtotal Other Investments $94,556,550
Total Investments at Value $2,660,176,220
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $54,297 $338,157 $327,907 $64,547 6,455 2.5%
Total Affiliated Short-Term Investments 54,297 64,547 2.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 61,951 289,902 321,843 30,010 30,010 1.1
Total Collateral Held for Securities Loaned 61,951 30,010 1.1
Total Value $116,248 $94,557
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $1 $(1) $ – $120
Total Income/Non Income Cash from Affiliated
Investments $120
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 9 96
Total Affiliated Income from Securities Loaned, Net $96
Total Value $1 $(1) $ 9

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.7% ) Value
Communications Services (4.1%)
9,690 Discovery, Inc., Class A
a,b
$ 228,103
22,765 Imax Corporation
b
406,128
11,093 Interpublic Group of Companies,
Inc. 415,433
11,230 Playtika Holding Corporation
b
194,166
Total 1,243,830
Consumer Discretionary (12.2%)
1,873 Aptiv plc
b
308,951
7,205 Cedar Fair, LP
b
360,682
4,973 Dollar Tree, Inc.
b
698,806
4,771 eBay, Inc. 317,272
2,831 Lear Corporation 517,931
2,070 Mohawk Industries, Inc.
b
377,113
3,140 Polaris, Inc. 345,117
11,230 Tapestry, Inc. 455,938
3,529 Wyndham Hotels & Resorts, Inc. 316,375
Total 3,698,185
Consumer Staples (6.1%)
7,178 Albertsons Companies, Inc.
a
216,704
2,368 Church & Dwight Company, Inc. 242,720
11,149 Hain Celestial Group, Inc.
b
475,059
7,748 Lamb Weston Holdings, Inc. 491,068
5,304 Sysco Corporation 416,629
Total 1,842,180
Energy (4.5%)
10,225 Enterprise Products Partners, LP 224,541
15,631 Helmerich & Payne, Inc. 370,455
4,983 Marathon Petroleum Corporation 318,862
2,494 Pioneer Natural Resources
Company 453,609
Total 1,367,467
Financials (19.4%)
2,542 Capital One Financial Corporation 368,819
4,273 Cboe Global Markets, Inc. 557,199
6,167 Comerica, Inc. 536,529
20,320 Eastern Bankshares , Inc. 409,854
7,651 Enterprise Financial Services
Corporation 360,286
13,137 Equitable Holdings, Inc. 430,762
8,389 Hartford Financial Services Group,
Inc. 579,176
3,258 M&T Bank Corporation 500,364
4,197 Raymond James Financial, Inc. 421,379
6,744 Selective Insurance Group, Inc. 552,603
8,276 Voya Financial, Inc. 548,782
6,602 Wintrust Financial Corporation 599,594
Total 5,865,347
Health Care (6.8%)
5,171 Acadia Healthcare Company, Inc.
b
313,880
7,864 Centene Corporation
b
647,993
5,992 NuVasive , Inc.
b
314,460
4,466 Syneos Health, Inc.
b
458,569
2,571 Zimmer Biomet Holdings, Inc. 326,620
Total 2,061,522
Industrials (14.9%)
4,317 AGCO Corporation 500,858
Shares Common Stock (96.7%) Value
Industrials (14.9%) - continued
12,817 Barnes Group, Inc. $ 597,144
2,553 Carlisle Companies, Inc. 633,451
8,260 Crane Company 840,290
2,318 JB Hunt Transport Services, Inc. 473,799
1,583 Lincoln Electric Holdings, Inc. 220,781
14,638 Meritor, Inc.
b
362,730
4,143 Robert Half International, Inc. 462,027
9,898 Southwest Airlines Company
b
424,030
Total 4,515,110
Information Technology (10.1%)
5,002 Jabil, Inc. 351,891
10,720 Juniper Networks, Inc. 382,811
22,583 Knowles Corporation
b
527,313
15,572 NCR Corporation
b
625,994
7,861 ON Semiconductor Corporation
b
533,919
3,237 PTC, Inc.
b
392,163
4,005 Western Digital Corporation
b
261,166
Total 3,075,257
Materials (7.6%)
19,117 Axalta Coating Systems, Ltd.
b
633,155
11,419 Berry Plastics Group, Inc.
b
842,494
5,173 CF Industries Holdings, Inc. 366,145
4,981 LyondellBasell Industries NV 459,397
Total 2,301,191
Real Estate (6.9%)
2,222 Camden Property Trust 397,027
4,321 CBRE Group, Inc.
b
468,872
7,802 Highwoods Properties, Inc. 347,891
23,154 Host Hotels & Resorts, Inc.
b
402,648
19,776 Kimco Realty Corporation 487,478
Total 2,103,916
Utilities (4.1%)
4,607 Alliant Energy Corporation 283,192
16,245 CenterPoint Energy, Inc. 453,398
7,424 Evergy , Inc. 509,361
Total 1,245,951
Total Common Stock
(cost $25,047,561) 29,319,956
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
6,496 Fidelity US Utilities ETF 300,895
Total 300,895
Total Registered Investment
Companies (cost $264,552) 300,895
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
265,800 Thrivent Cash Management Trust 265,800
Total Collateral Held for
Securities Loaned
(cost $265,800) 265,800

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
65,152 0.200% $ 651,520
Total Short-Term Investments
(cost $651,520) 651,520
Total Investments (cost
$26,229,433) 100.8% $30,538,171
Other Assets and Liabilities, Net
(0.8%) (230,916)
Total Net Assets 100.0% $30,307,255
a All or a portion of the security is on loan.
b Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Portfolio as of December 31, 2021:
Securities Lending Transactions
Common Stock $ 252,135
Total lending $252,135
Gross amount payable upon return of
collateral for securities loaned $265,800
Net amounts due to counterparty $13,665
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,920,396
Gross unrealized depreciation (630,388)
Net unrealized appreciation (depreciation) $ 4,290,008
Cost for federal income tax purposes $ 26,248,163
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,243,830 1,243,830 – –
Consumer Discretionary 3,698,185 3,698,185 – –
Consumer Staples 1,842,180 1,842,180 – –
Energy 1,367,467 1,367,467 – –
Financials 5,865,347 5,865,347 – –
Health Care 2,061,522 2,061,522 – –
Industrials 4,515,110 4,515,110 – –
Information Technology 3,075,257 3,075,257 – –
Materials 2,301,191 2,301,191 – –
Real Estate 2,103,916 2,103,916 – –
Utilities 1,245,951 1,245,951 – –
Registered Investment Companies
Unaffiliated 300,895 300,895 – –
Subtotal Investments in Securities $29,620,851 $29,620,851 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 651,520
Collateral Held for Securities Loaned 265,800
Subtotal Other Investments $917,320
Total Investments at Value $30,538,171
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $91 $19,852 $19,291 $652 65 2.2%
Total Affiliated Short-Term Investments 91 652 2.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 199 4,074 4,007 266 266 0.9
Total Collateral Held for Securities Loaned 199 266 0.9
Total Value $290 $918
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $ 0

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 689,975
4.675%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 689,975
Flexsys, Inc./Ohio, Term Loan
1,745,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
1,749,363
Hexion, Inc., Term Loan
815,365
3.640%,  (LIBOR 3M +
3.500%), 7/1/2026
b
815,365
INEOS US Petrochem, LLC, Term
Loan
1,323,350
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
1,318,665
Innophos Holdings, Inc., Term
Loan
815,475
3.854%,  (LIBOR 1M +
3.750%), 2/7/2027
b
812,074
Nouryon USA, LLC, Term Loan
1,521,068
3.102%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,514,421
Pixelle Specialty Solutions, LLC,
Term Loan
964,064
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
958,386
Sparta US HoldCo, LLC, Term
Loan
260,000
4.250%,  (LIBOR 3M +
3.500%), 8/2/2028
b
260,081
Venator Finance SARL, Term Loan
930,284
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
921,567
Total 9,039,897
Capital Goods (0.3%)
Bingo Industries, Ltd., Term Loan
633,412
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
630,245
BW Holding, Inc., Delayed Draw
282,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
279,885
BW Holding, Inc., Term Loan
1,064,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b
1,056,020
Flex Acquisition Company, Inc.,
Term Loan
1,780,236
3.131%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,762,434
743,447
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
741,433
Gemini HDPE, LLC, Term Loan
1,136,365
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
1,133,876
GFL Environmental, Inc., Term
Loan
1,212,750
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,215,345
Graham Packaging Company,
Inc., Term Loan
1,230,700
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
1,226,208
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.3%) - continued
Grinding Media, Inc., Term Loan
$ 1,760,588
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
b
$ 1,756,186
Groupe Solmax, Inc., Term Loan
1,552,250
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
1,547,081
HRNI Holdings, LLC, Term Loan
839,000
0.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b,d,e
838,304
Hyperion Materials &
Technologies, Inc., Term Loan
1,050,000
5.000%,  (LIBOR 3M +
4.500%), 8/30/2028
b
1,050,441
LABL, Inc., Term Loan
420,000
0.000%,  (LIBOR 1M +
5.000%), 10/29/2028
b,d,e
418,950
LRS Holdings, LLC, Term Loan
838,000
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
835,905
Mauser Packaging Solutions
Holding Company, Term Loan
1,256,637
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,238,680
MI Windows and Doors, Inc., Term
Loan
1,093,950
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
1,097,713
Pactiv Evergreen Group Holdings,
Inc., Term Loan
990,000
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
983,506
Quikrete Holdings Inc., Term Loan
1,045,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
1,042,095
RLG Holdings, LLC, Term Loan
952,405
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
949,433
TransDigm, Inc., Term Loan
2,859,187
2.354%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,817,386
TricorBraun Holdings, Inc., Term
Loan
1,542,718
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
1,530,284
Trident TPI Holdings, Inc., Delayed
Draw
129,869
4.201%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
129,646
Trident TPI Holdings, Inc., Term
Loan
917,700
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b
916,122
Venga Finance SARL, Term Loan
838,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
819,673
Vertiv Group Corporation, Term
Loan
4,252,050
2.844%,  (LIBOR 1M +
2.750%), 3/2/2027
b
4,221,690

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.3%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 952,613
4.974%,  (LIBOR 3M +
4.750%), 8/12/2028
b
$ 952,612
Total 31,191,153
Communications Services (0.2%)
Allen Media, LLC, Term Loan
835,772
5.724%,  (LIBOR 3M +
5.500%), 2/10/2027
b
834,100
Altice France SA, Term Loan
845,175
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
828,626
Cablevision Lightpath, LLC, Term
Loan
1,163,250
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
1,160,342
CCI Buyer, Inc., Term Loan
297,750
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
297,750
CommScope, Inc., Term Loan
1,551,196
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,529,542
DIRECTV Financing, LLC, Term
Loan
1,930,563
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
1,931,122
E.W. Scripps Company, Term Loan
958,812
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
957,480
Entercom Media Corporation, Term
Loan
1,030,385
2.602%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,015,959
iHeartCommunications, Inc., Term
Loan
858,194
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
851,912
Metronet Systems Holdings, LLC,
Term Loan
1,578,336
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,577,152
NEP Group, Inc., Term Loan
1,314,350
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,285,684
195,000
7.104%,  (LIBOR 1M +
7.000%), 10/19/2026
b
190,564
Nexstar Media, Inc., Term Loan
1,863,576
2.599%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,858,227
ORBCOMM, Inc., Term Loan
932,662
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
931,105
Peraton Corporation, Term Loan
1,588,000
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,587,428
Sharp Midco, LLC, Term Loan
351,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c,d,e
350,123
Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
Terrier Media Buyer, Inc., Term
Loan
$ 1,613,700
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
$ 1,605,228
Univision Communications, Inc.,
Term Loan
870,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,d,e
867,825
Voyage Australia Property, Ltd.,
Term Loan
882,787
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
881,958
Xplornet Communications, Inc.,
Term Loan
932,663
4.500%,  (LIBOR 1M +
4.000%), 9/30/2028
b
930,723
825,000
7.500%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c
816,750
Total 22,289,600
Consumer Cyclical (0.2%)
ACProducts Holdings, Inc., Term
Loan
562,175
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
553,742
AI Aqua Merger Sub, Inc., Delayed
Draw
117,500
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
117,584
AI Aqua Merger Sub, Inc., Term
Loan
940,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
940,667
American Trailer World
Corporation, Term Loan
1,049,725
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
1,044,665
Caesars Resort Collection, LLC,
Term Loan
781,045
3.604%,  (LIBOR 1M +
3.500%), 7/20/2025
b
780,850
Carnival Corporation, Term Loan
863,426
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
854,791
Cengage Learning, Inc., Term
Loan
1,735,650
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,738,722
CP Atlas Buyer, Inc., Term Loan
1,057,082
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
1,051,268
Golden Entertainment, Inc., Term
Loan
2,266,875
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,259,326
Golden Nugget, LLC, Term Loan
806,587
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
800,901
Great Canadian Gaming
Corporation, Term Loan
575,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
576,081

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.2%) - continued
Michaels Companies, Inc., Term
Loan
$ 1,661,650
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
$ 1,645,333
Penn National Gaming, Inc., Term
Loan
1,653,764
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,651,184
Scientific Games International,
Inc., Term Loan
5,195,645
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
5,173,720
Secure Acquisition, Inc., Delayed
Draw
136,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
135,320
Secure Acquisition, Inc., Term
Loan
916,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
911,420
Staples, Inc., Term Loan
271,326
4.632%,  (LIBOR 3M +
4.500%), 9/12/2024
b
263,186
879,884
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
848,692
Tenneco, Inc., Term Loan
1,158,137
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,139,317
Truck Hero, Inc., Term Loan
282,863
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
281,030
Wyndham Hotels & Resorts, Inc.,
Term Loan
894,937
1.854%,  (LIBOR 1M +
1.750%), 5/30/2025
b
884,547
Total 23,652,346
Consumer Non-Cyclical (0.2%)
Adient US, LLC, Term Loan
442,775
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
442,314
Alltech, Inc., Term Loan
826,000
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
826,000
Bausch Health Americas, Inc.,
Term Loan
2,072,135
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
2,061,256
Bellring Brands, LLC, Term Loan
1,100,037
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
1,100,896
Blue Ribbon, LLC, Term Loan
1,167,688
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b,c
1,164,768
Chobani, LLC, Term Loan
597,438
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
598,334
City Brewing Company, LLC, Term
Loan
663,338
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
626,575
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
CNT Holdings I Corporation, Term
Loan
$ 779,112
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
$ 778,972
220,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
220,825
Endo Luxembourg Finance
Company I SARL, Term Loan
1,865,900
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
1,810,856
Gainwell Acquisition Corporation,
Term Loan
2,153,684
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
2,156,915
Global Medical Response, Inc.,
Term Loan
4,603,375
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
4,579,208
Herens US Holdco Corporation,
Term Loan
1,611,900
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
1,609,708
Mamba Purchaser, Inc., Term Loan
160,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
160,200
Packaging Coordinators Midco,
Inc., Term Loan
836,892
4.500%,  (LIBOR 3M +
3.750%), 11/30/2027
b
836,197
Petco Health & Wellness
Company, Inc., Term Loan
1,379,575
4.000%,  (LIBOR 3M +
3.250%), 3/4/2028
b
1,376,554
PetSmart, LLC, Term Loan
1,965,075
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,966,313
Precision Medicine Group, LLC,
Delayed Draw
161,538
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
160,681
Precision Medicine Group, LLC,
Term Loan
1,226,077
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
1,219,566
Total 23,696,138
Energy (<0.1%)
Calpine Corporation, Term Loan
1,504,800
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,493,665
Energizer Holdings, Inc., Term
Loan
312,637
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
311,368
GIP II Blue Holding LP, Term Loan
1,625,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
b
1,618,906
Total 3,423,939
Financials (0.1%)
Asurion, LLC, Term Loan
1,683,000
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,670,377

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Financials (0.1%) - continued
$ 595,500
3.354%,  (LIBOR 1M +
3.250%), 7/31/2027
b
$ 591,332
1,095,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b,c
1,097,738
955,000
5.354%,  (LIBOR 1M +
5.250%), 1/15/2029
b
950,426
Digicel International Finance, Ltd.,
Term Loan
1,297,207
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
1,260,236
Tiger Acquisition, LLC, Term Loan
568,575
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
564,515
Tronox Finance, LLC, Term Loan
707,723
2.454%,  (LIBOR 3M +
2.250%), 3/11/2028
b
700,759
Total 6,835,383
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,305,993
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
1,286,951
Crown Subsea Communications
Holding, Inc., Term Loan
1,358,322
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
1,362,845
Gogo Intermediate Holdings, LLC,
Term Loan
1,477,575
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,476,260
Gridiron Fiber Corporation, Term
Loan
635,000
5.250%,  (LIBOR 3M +
4.500%), 10/4/2028
b
623,094
Lummus Technology Holdings V,
LLC, Term Loan
2,810,666
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
2,791,160
Prime Security Services Borrower,
LLC, Term Loan
3,677,212
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
3,671,770
Rackspace Technology Global,
Inc., Term Loan
2,367,112
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
2,347,536
Redstone Holdco 2 LP, Term Loan
842,819
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
803,046
481,772
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
442,426
SS&C Technologies, Inc., Term
Loan
75,985
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
75,064
65,059
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
64,271
Verscend Holding Corporation,
Term Loan
537,300
4.104%,  (LIBOR 1M +
4.000%), 8/27/2025
b
536,628
Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.1%) - continued
Zayo Group Holdings, Inc., Term
Loan
$ 2,550,046
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
$ 2,513,912
Total 17,994,963
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,850,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,948,211
Air Canada, Term Loan
609,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
606,497
Genesee & Wyoming, Inc., Term
Loan
1,630,950
2.224%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,619,811
Hertz Corporation, Term Loan
462,675
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
462,675
87,635
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
87,635
Mileage Plus Holdings, LLC, Term
Loan
900,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
947,817
SkyMiles IP, Ltd., Term Loan
965,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,019,281
United Airlines, Inc., Term Loan
873,400
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
874,588
Total 8,566,515
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
279,876
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
279,876
CQP Holdco LP, Term Loan
2,079,550
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
2,073,478
EnergySolutions, LLC, Term Loan
953,607
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
950,030
Exgen Renewables IV, LLC, Term
Loan
525,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
524,260
Osmose Utilities Services, Inc.,
Term Loan
369,075
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
366,676
PG&E Corporation, Term Loan
860,926
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
850,595
Total 5,044,915
Total Bank Loans
(cost $151,449,749) 151,734,849

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 37.3% ) Value
Unaffiliated  (0.7%)
1,744 Direxion Daily S&P 500 $ 250,107
45,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
f
5,963,400
8,821 ProShares Ultra S&P 500
f
1,291,130
65,500 SPDR Blackstone Senior Loan ETF 2,988,765
3,810 SPDR Bloomberg High Yield Bond
ETF
f
413,652
123,691 SPDR S&P 500 ETF Trust 58,748,277
88,100 SPDR S&P Biotech ETF 9,863,676
29,340 SPDR S&P Oil & Gas Exploration
ETF 2,812,826
35,000 Vanguard Short-Term Corporate
Bond ETF
f
2,844,100
Total 85,175,933
Affiliated  (36.6%)
23,544,670 Thrivent Core Emerging Markets
Debt Fund 226,028,832
5,655,785 Thrivent Core Emerging Markets
Equity Fund 60,290,668
21,802,367 Thrivent Core Low Volatility Equity
Fund 291,497,643
32,141,192 Thrivent Global Stock Portfolio 526,874,496
32,399,899 Thrivent High Yield Portfolio 150,776,172
47,931,102 Thrivent Income Portfolio 515,935,177
40,624,506 Thrivent International Allocation
Portfolio 463,984,666
4,781,335 Thrivent International Index
Portfolio 66,527,014
38,932,987 Thrivent Large Cap Value Portfolio 940,262,772
27,308,225 Thrivent Limited Maturity Bond
Portfolio 272,429,584
20,979,116 Thrivent Mid Cap Stock Portfolio 577,437,585
6,674,851 Thrivent Small Cap Stock Portfolio 167,801,749
Total 4,259,846,358
Total Registered Investment
Companies (cost $3,107,201,676) 4,345,022,291
Shares Common Stock ( 31.2% ) Value
Communications Services (2.8%)
40,414 Alphabet, Inc., Class A
g
117,080,975
5,746 Alphabet, Inc., Class C
g
16,626,568
183,754 Altice USA, Inc.
g
2,973,140
24,795 AMC Networks, Inc.
f,g
853,940
746,010 AT&T, Inc. 18,351,846
17,337 Cars.com, Inc.
g
278,952
356,976 Comcast Corporation 17,966,602
81,213 Discovery, Inc., Class A
f,g
1,911,754
15,949 Discovery, Inc., Class C
g
365,232
5,030 DISH Network Corporation
g
163,173
5,246 E.W. Scripps Company
g
101,510
38,169 Electronic Arts, Inc. 5,034,491
25,488 Fox Corporation, Class A 940,507
7,342 Gray Television, Inc. 148,015
6,712 Hemisphere Media Group, Inc.
g
48,796
2,106 Liberty Global plc, Class A
g
58,420
14,230 Lions Gate Entertainment
Corporation, Class B
g
219,000
139,261 Live Nation Entertainment, Inc.
g
16,668,149
81,070 Lumen Technologies, Inc. 1,017,429
61,931 Match Group, Inc.
g
8,190,375
3,882 MediaAlpha, Inc.
g
59,938
Shares Common Stock (31.2%) Value
Communications Services (2.8%) - continued
190,793 Meta Platforms, Inc.
g
$ 64,173,226
8,105 Nexstar Broadcasting Group, Inc. 1,223,693
27,027 Omnicom Group, Inc. 1,980,268
89,783 QuinStreet, Inc.
g
1,633,153
19,775 RingCentral, Inc.
g
3,704,846
23,308 Telephone & Data Systems, Inc. 469,656
424,383 Twitter, Inc.
g
18,341,833
1,356 United States Cellular Corporation
g
42,741
78,904 Upwork, Inc.
g
2,695,361
235,644 Verizon Communications, Inc. 12,244,062
2,935 ViacomCBS, Inc. 88,578
2,340 Walt Disney Company
g
362,443
11,378 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,g
216,182
41,855 Zillow Group, Inc.
g
2,604,218
55,487 ZoomInfo Technologies, Inc.
g
3,562,265
Total 322,401,337
Consumer Discretionary (3.8%)
1,986 Adient plc
g
95,090
29,137 Amazon.com, Inc.
g
97,152,665
36,901 American Axle & Manufacturing
Holdings, Inc.
g
344,286
146,698 Aptiv plc
g
24,197,835
2,528 AutoZone, Inc.
g
5,299,674
63,363 Bally's Corporation
g
2,411,596
10,319 BJ's Restaurants, Inc.
g
356,521
1,262 Booking Holdings, Inc.
g
3,027,828
1,921 Bright Horizons Family Solutions,
Inc.
g
241,815
18,675 Brinker International, Inc.
g
683,318
3,111 Brunswick Corporation 313,371
16,527 Burlington Stores, Inc.
g
4,817,786
40,395 Caesars Entertainment, Inc.
g
3,778,144
37,292 Carvana Company
g
8,643,913
30,079 Cedar Fair, LP
g
1,505,755
3,476 Cheesecake Factory, Inc.
g
136,085
26,101 Chegg, Inc.
g
801,301
40,740 Chewy, Inc.
f,g
2,402,438
56,494 Chico's FAS, Inc.
g
303,938
12,529 Chipotle Mexican Grill, Inc.
g
21,903,824
28,758 Choice Hotels International, Inc. 4,485,960
671 Churchill Downs, Inc. 161,644
16,426 Cimpress plc
g
1,176,266
55,730 Clarus Corporation 1,544,836
159,340 Cooper-Standard Holdings, Inc.
g
3,570,809
3,706 Cracker Barrel Old Country Store,
Inc. 476,740
28,852 Culp, Inc. 274,383
32,499 D.R. Horton, Inc. 3,524,517
8,179 Dana, Inc. 186,645
37,211 Darden Restaurants, Inc. 5,605,465
5,092 Deckers Outdoor Corporation
g
1,865,251
12,003 Denny's Corporation
g
192,048
3,965 Dick's Sporting Goods, Inc.
f
455,935
6,736 Dorman Products, Inc.
g
761,235
187,868 Duluth Holdings, Inc.
g
2,851,836
45,928 Emerald Holding, Inc.
g
182,334
438,500 Everi Holdings, Inc.
g
9,361,975
1,245 Expedia Group, Inc.
g
224,996
51,308 Farfetch, Ltd.
g
1,715,226
39,800 Five Below, Inc.
g
8,234,222
14,351 Foot Locker, Inc. 626,134
116,760 Gap, Inc. 2,060,814
6,920 Garmin, Ltd. 942,296

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.2%) Value
Consumer Discretionary (3.8%) - continued
109,283 Gentex Corporation $ 3,808,513
2,521 G-III Apparel Group, Ltd.
g
69,680
72,133 Goodyear Tire & Rubber
Company
g
1,537,876
197 Graham Holdings Company 124,077
5,741 Grand Canyon Education, Inc.
g
492,061
1,428 Group 1 Automotive, Inc. 278,774
14,027 Groupon, Inc.
g
324,865
32,580 Hanesbrands, Inc. 544,738
30,008 Harley-Davidson, Inc. 1,131,002
34,290 Home Depot, Inc. 14,230,693
7,272 KB Home 325,277
87,054 Kohl's Corporation 4,299,597
24,523 Lear Corporation 4,486,483
72,585 Leggett & Platt, Inc. 2,987,599
18,291 Lithia Motors, Inc. 5,431,512
48,189 Lowe's Companies, Inc. 12,455,893
986 Lululemon Athletica, Inc.
g
385,970
5,151 M.D.C. Holdings, Inc. 287,580
5,330 Macy's, Inc. 139,539
100,263 Magnite, Inc.
g
1,754,603
233 Marriott Vacations Worldwide
Corporation 39,372
24,672 McDonald's Corporation 6,613,823
28,947 Miller Industries, Inc. 966,830
10,355 Mohawk Industries, Inc.
g
1,886,474
1,787 Murphy USA, Inc. 356,042
12,990 NIKE, Inc. 2,165,043
51,682 Nordstrom, Inc.
g
1,169,047
62,217 Norwegian Cruise Line Holdings,
Ltd.
g
1,290,381
1,183 NVR, Inc.
g
6,990,193
32,570 Papa John's International, Inc. 4,347,118
139,879 Penn National Gaming, Inc.
g
7,252,726
8,840 Perdoceo Education Corporation
g
103,958
74,842 Planet Fitness, Inc.
g
6,779,188
1,662 Pool Corporation 940,692
3,695 Poshmark, Inc.
g
62,926
4,632 Purple Innovation, Inc.
g
61,467
23,242 PVH Corporation 2,478,759
114,751 Qurate Retail, Inc. 872,108
311 RH
g
166,677
71,109 Ross Stores, Inc. 8,126,337
19,846 Ruth's Hospitality Group, Inc.
g
394,935
68,667 Skyline Champion Corporation
g
5,423,320
16,876 Sleep Number Corporation
g
1,292,702
48,956 Sony Group Corporation ADR 6,188,038
38,905 Stoneridge, Inc.
g
767,985
3,298 Strategic Education, Inc. 190,756
56,519 Tapestry, Inc. 2,294,671
21,592 Target Corporation 4,997,252
96,431 Taylor Morrison Home Corporation
g
3,371,228
62,122 Tenneco, Inc.
g
701,979
51,648 Tesla, Inc.
g
54,580,573
3,851 Thor Industries, Inc. 399,618
242,091 ThredUp, Inc.
g
3,089,081
47,666 Toll Brothers, Inc. 3,450,542
4,303 TopBuild Corporation
g
1,187,241
50,224 Tri Pointe Homes, Inc.
g
1,400,747
32,827 TripAdvisor, Inc.
g
894,864
43,645 Tupperware Brands Corporation
g
667,332
9,397 Ulta Beauty, Inc.
g
3,874,759
5,621 Urban Outfitters, Inc.
g
165,033
5,523 Vail Resorts, Inc. 1,810,992
Shares Common Stock (31.2%) Value
Consumer Discretionary (3.8%) - continued
19,371 Weight Watchers International,
Inc.
g
$ 312,454
1,465 Williams-Sonoma, Inc. 247,775
19,419 Wingstop, Inc. 3,355,603
8,520 Wolverine World Wide, Inc. 245,461
12,372 Workhorse Group, Inc.
f,g
53,942
61,247 Wyndham Hotels & Resorts, Inc. 5,490,794
15,137 Xometry, Inc.
f,g
775,771
12,884 Yum! Brands, Inc. 1,789,072
27,923 Zumiez, Inc.
g
1,340,025
Total 447,418,788
Consumer Staples (1.0%)
39,627 Beyond Meat, Inc.
f,g
2,582,095
140,060 BJ's Wholesale Club Holdings,
Inc.
g
9,379,818
1,903 Boston Beer Company, Inc.
g
961,205
2,418 Casey's General Stores, Inc. 477,192
41,604 Colgate-Palmolive Company 3,550,485
20,705 Costco Wholesale Corporation 11,754,229
81,020 Coty, Inc.
g
850,710
36,281 Darling Ingredients, Inc.
g
2,513,911
156,675 e.l.f. Beauty, Inc.
g
5,203,177
6,108 Hain Celestial Group, Inc.
g
260,262
4,006 Hershey Company 775,041
7,381 Ingredion, Inc. 713,300
9,577 John B. Sanfilippo & Son, Inc. 863,462
13,812 Kimberly-Clark Corporation 1,974,011
113,404 Lamb Weston Holdings, Inc. 7,187,546
297 Medifast, Inc. 62,201
12,996 Molson Coors Beverage Company 602,365
57,446 Monster Beverage Corporation
g
5,517,114
2,085 PepsiCo, Inc. 362,185
17,925 Performance Food Group
Company
g
822,578
169,240 Philip Morris International, Inc. 16,077,800
105 PriceSmart, Inc. 7,683
116,598 Primo Water Corporation 2,055,623
38,606 Procter & Gamble Company 6,315,169
2,706 Seneca Foods Corporation
g
129,753
41,352 Sprouts Farmers Markets, Inc.
g
1,227,327
40,396 Sysco Corporation 3,173,106
134,449 Turning Point Brands, Inc. 5,079,483
8,675 US Foods Holding Corporation
g
302,150
209,206 Walmart, Inc. 30,270,016
Total 121,050,997
Energy (0.6%)
93,511 Antero Midstream Corporation 905,186
138,491 Antero Resources Corporation
g
2,423,592
301,868 APA Corporation 8,117,230
57,187 Archrock, Inc. 427,759
113,482 BP plc ADR 3,022,026
1,790 Callon Petroleum Company
g
84,577
76,283 Centennial Resource
Development, Inc.
g
456,172
32,576 ChampionX Corporation
g
658,361
15,833 Chevron Corporation 1,858,003
72,984 Comstock Resources, Inc.
g
590,441
68,128 ConocoPhillips 4,917,479
35,946 Continental Resources, Inc. 1,608,943
25,824 Core Laboratories NV 576,133
177,428 Devon Energy Corporation 7,815,703
36,899 Diamondback Energy, Inc. 3,979,557

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.2%) Value
Energy (0.6%) - continued
2,378 DT Midstream, Inc. $ 114,096
84,011 EnLink Midstream, LLC 578,836
174,733 Enterprise Products Partners, LP 3,837,137
42,706 EOG Resources, Inc. 3,793,574
2,584 EQT Corporation
g
56,357
18,543 Equitrans Midstream Corporation 191,735
13,919 Exterran Corporation
g
41,479
15,831 Exxon Mobil Corporation 968,699
117,665 Halliburton Company 2,690,999
29,515 Helix Energy Solutions Group, Inc.
g
92,087
64,412 Helmerich & Payne, Inc. 1,526,564
23,618 HollyFrontier Corporation 774,198
311,402 Marathon Oil Corporation 5,113,221
40,085 Marathon Petroleum Corporation 2,565,039
845 Matador Resources Company 31,197
91,831 Nine Energy Service, Inc.
f,g
91,831
6,794 Northern Oil and Gas, Inc. 139,820
124,552 NOV, Inc. 1,687,680
18,598 Oceaneering International, Inc.
g
210,343
7,181 Par Pacific Holdings, Inc.
g
118,415
35,736 Peabody Energy Corporation
g
359,861
23,487 Pioneer Natural Resources
Company 4,271,816
82,832 ProPetro Holding Corporation
g
670,939
1,854 Ranger Oil Corporation, Class A
g
49,910
1,020 RPC, Inc.
g
4,631
72,502 SM Energy Company 2,137,359
244,970 Southwestern Energy Company
g
1,141,560
78,771 Talos Energy, Inc.
g
771,956
16,338 Targa Resources Corporation 853,497
407,647 TechnipFMC plc
g
2,413,270
173,956 Transocean, Ltd.
f,g
480,119
2,208 Valero Energy Corporation 165,843
843 Vantage Drilling International
g
4,847
7,516 World Fuel Services Corporation 198,949
Total 75,589,026
Financials (4.0%)
94,261 Air Lease Corporation 4,169,164
4,763 Alleghany Corporation
g
3,179,731
7,073 Ally Financial, Inc. 336,746
29,104 American Equity Investment Life
Holding Company 1,132,728
99,493 American Express Company 16,277,055
19,376 American Financial Group, Inc. 2,660,712
41,874 Ameris Bancorp 2,080,300
107,663 Annaly Capital Management, Inc. 841,925
57,913 Apollo Commercial Real Estate
Finance, Inc. 762,135
33,703 Arch Capital Group, Ltd.
g
1,498,098
20,910 Arthur J. Gallagher & Company 3,547,800
3,887 Artisan Partners Asset
Management, Inc. 185,177
37,960 Assured Guaranty, Ltd. 1,905,592
238,639 Bank of America Corporation 10,617,049
2,311 Bank of Marin Bancorp 86,039
31,435 Bank of N.T. Butterfield & Son, Ltd. 1,197,988
28,639 BankFinancial Corporation 305,578
55,226 BankUnited, Inc. 2,336,612
31,917 Banner Corporation 1,936,404
27,052 Berkshire Hathaway, Inc.
g
8,088,548
12,373 BlackRock, Inc. 11,328,224
12,592 Blackstone Mortgage Trust, Inc. 385,567
74,458 Bridgewater Bancshares, Inc.
g
1,317,162
25,635 Brighthouse Financial, Inc.
g
1,327,893
Shares Common Stock (31.2%) Value
Financials (4.0%) - continued
8,575 BrightSpire Capital, Inc. $ 87,979
16,095 Brookline Bancorp, Inc. 260,578
10,906 Brown & Brown, Inc. 766,474
63,185 Byline Bancorp, Inc. 1,728,110
25,249 Capital One Financial Corporation 3,663,377
23,245 Cboe Global Markets, Inc. 3,031,148
65,782 Central Pacific Financial
Corporation 1,853,079
386,968 Charles Schwab Corporation 32,544,009
37,359 Chimera Investment Corporation 563,374
32,774 Chubb, Ltd. 6,335,542
11,846 Cincinnati Financial Corporation 1,349,615
160,975 Citigroup, Inc. 9,721,280
54,100 Citizens Financial Group, Inc. 2,556,225
17,981 CNO Financial Group, Inc. 428,667
24,752 Coinbase Global, Inc.
g
6,246,662
66,563 Columbia Banking System, Inc. 2,177,941
46,634 Comerica, Inc. 4,057,158
46,373 Community Trust Bancorp, Inc. 2,022,327
60,560 Customers Bancorp, Inc.
g
3,958,807
160 Diamond Hill Investment Group,
Inc. 31,077
796 Dime Community Bancshares, Inc. 27,987
22,574 Discover Financial Services 2,608,651
25,280 Ellington Residential Mortgage
REIT 262,659
11,985 Enova International, Inc.
g
490,906
36,350 Enterprise Financial Services
Corporation 1,711,721
96,213 Equitable Holdings, Inc. 3,154,824
44,043 Essent Group, Ltd. 2,005,278
192,246 F.N.B. Corporation 2,331,944
2,759 FactSet Research Systems, Inc. 1,340,902
10,708 Federated Hermes, Inc. 402,407
34,926 Financial Institutions, Inc. 1,110,647
414 First American Financial
Corporation 32,387
136,624 First Bancorp 1,882,679
28,084 First Busey Corporation 761,638
30,247 First Financial Corporation 1,369,887
168,346 First Horizon Corporation 2,749,090
3,198 First Mid-Illinois Bancshares, Inc. 136,842
4,219 First of Long Island Corporation 91,088
62,670 First Republic Bank 12,941,982
18,596 Flushing Financial Corporation 451,883
73,996 Franklin Resources, Inc. 2,478,126
167,697 Fulton Financial Corporation 2,850,849
17,885 Glacier Bancorp, Inc. 1,014,079
27,858 Granite Point Mortgage Trust, Inc. 326,217
48,747 Great Southern Bancorp, Inc. 2,888,260
46,853 Hamilton Lane, Inc. 4,854,908
89,878 Hancock Whitney Corporation 4,495,698
103,158 Hanmi Financial Corporation 2,442,781
30,327 Hanover Insurance Group, Inc. 3,974,657
103,577 Heartland Financial USA, Inc. 5,242,032
7,781 Heritage Financial Corporation 190,168
18,525 HomeStreet, Inc. 963,300
38,351 Hometrust Bancshares, Inc. 1,188,114
427,013 Hope Bancorp, Inc. 6,281,361
43,665 Horizon Bancorp, Inc. 910,415
10,890 Houlihan Lokey, Inc. 1,127,333
70,931 Independent Bank Corporation 1,693,123
519 International Bancshares
Corporation 22,000
265,224 Invesco Mortgage Capital, Inc. 737,323

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.2%) Value
Financials (4.0%) - continued
94,577 Invesco, Ltd. $ 2,177,163
73,575 J.P. Morgan Chase & Company 11,650,601
1,985 Jefferies Financial Group, Inc. 77,018
39,192 Kinsale Capital Group, Inc. 9,323,385
8,899 Ladder Capital Corporation 106,699
18,166 Lakeland Bancorp, Inc. 344,972
25,906 Lincoln National Corporation 1,768,344
698 LPL Financial Holdings, Inc. 111,743
25,094 M&T Bank Corporation 3,853,937
25,767 Marsh & McLennan Companies,
Inc. 4,478,820
9,717 Mercantile Bank Corporation 340,387
154 Merchants Bancorp 7,289
32,867 MetLife, Inc. 2,053,859
177,885 MFA Financial, Inc. 811,156
36,492 Midland States Bancorp, Inc. 904,637
71,801 MidWestOne Financial Group, Inc. 2,324,198
28,873 Moody's Corporation 11,277,216
76,950 Morgan Stanley 7,553,412
9,917 MSCI, Inc. 6,076,047
39,702 Navient Corporation 842,476
51,705 NMI Holdings, Inc.
g
1,129,754
13,255 Northern Trust Corporation 1,585,431
36,031 OceanFirst Financial Corporation 799,888
24,854 OFG Bancorp 660,122
20,006 Old Second Bancorp, Inc. 251,876
42,357 OneMain Holdings, Inc. 2,119,544
1,760 Peapack-Gladstone Financial
Corporation 62,304
1,448 Peoples Bancorp, Inc. 46,061
103,061 Popular, Inc. 8,455,124
14,582 Premier Financial Corporation 450,730
11,798 Primerica, Inc. 1,808,279
20,000 QCR Holdings, Inc. 1,120,000
176,267 Radian Group, Inc. 3,724,522
128,997 Raymond James Financial, Inc. 12,951,299
21,725 Reinsurance Group of America,
Inc. 2,378,670
78,188 S&P Global, Inc. 36,899,263
1,333 S&T Bancorp, Inc. 42,016
88,511 Seacoast Banking Corporation of
Florida 3,132,404
54,472 SEI Investments Company 3,319,524
7,596 Selective Insurance Group, Inc. 622,416
17,771 Signature Bank 5,748,385
45,120 Starwood Property Trust, Inc. 1,096,416
64,713 State Street Corporation 6,018,309
13,354 Synchrony Financial 619,492
90,907 Synovus Financial Corporation 4,351,718
10,618 Territorial Bancorp, Inc. 268,104
104,481 Texas Capital Bancshares, Inc.
g
6,294,980
15,837 Torchmark Corporation 1,484,244
2,870 Towne Bank 90,663
43,424 TPG RE Finance Trust, Inc. 534,984
36,710 Tradeweb Markets, Inc. 3,676,139
10,771 TriCo Bancshares 462,722
22,976 Triumph Bancorp, Inc.
g
2,735,982
79,674 Truist Financial Corporation 4,664,913
37,155 TrustCo Bank Corporation NY 1,237,633
103,141 Two Harbors Investment
Corporation 595,124
172,795 Umpqua Holdings Corporation 3,324,576
4,486 Univest Financial Corporation 134,221
144,771 Unum Group 3,557,023
3,972 Washington Trust Bancorp, Inc. 223,902
Shares Common Stock (31.2%) Value
Financials (4.0%) - continued
147,081 Wells Fargo & Company $ 7,056,946
91,828 Western Alliance Bancorp 9,885,284
62,211 Western Asset Mortgage Capital
Corporation 131,265
35,544 Wintrust Financial Corporation 3,228,106
35,578 Zions Bancorporation NA 2,247,106
8,886 Zurich Insurance Group AG 3,892,770
Total 461,637,395
Health Care (4.0%)
29,785 908 Devices, Inc.
f,g
770,538
15,147 Abbott Laboratories 2,131,789
37,016 AbbVie, Inc. 5,011,966
71,187 ACADIA Pharmaceuticals, Inc.
g
1,661,505
117,569 Adaptive Biotechnologies
Corporation
g
3,298,986
39,174 Agilent Technologies, Inc. 6,254,129
208,926 Agilon Health, Inc.
g
5,641,002
325 Align Technology, Inc.
g
213,584
45,400 Allogene Therapeutics, Inc.
g
677,368
2,558 Amedisys, Inc.
g
414,089
23,130 American Well Corporation
g
139,705
82,704 Amgen, Inc. 18,605,919
37,324 Anthem, Inc. 17,301,167
777 Arcutis Biotherapeutics, Inc.
g
16,115
5,128 Arena Pharmaceuticals, Inc.
g
476,596
15,345 Argenx SE ADR
g
5,373,666
28,069 Ascendis Pharma AS ADR
g
3,776,123
4,924 Atea Pharmaceuticals, Inc.
g
44,021
126,789 Avantor, Inc.
g
5,342,888
85,202 Axonics Modulation Technologies,
Inc.
g
4,771,312
48,798 Baxter International, Inc. 4,188,820
8,876 Becton, Dickinson and Company 2,232,136
14,431 Biogen, Inc.
g
3,462,286
1,573 Biohaven Pharmaceutical Holding
Company, Ltd.
g
216,775
1,301 Bio-Rad Laboratories, Inc.
g
982,997
11,062 Bio-Techne Corporation 5,722,815
2,841 Boston Scientific Corporation
g
120,686
4,157 Bristol-Myers Squibb Company 259,189
89,249 Centene Corporation
g
7,354,118
2,193 Cerner Corporation 203,664
19,662 Charles River Laboratories
International, Inc.
g
7,408,248
2,747 Chemed Corporation 1,453,273
20,968 Cigna Holding Company 4,814,882
9,488 Cooper Companies, Inc. 3,974,903
23,034 Covetrus, Inc.
g
459,989
10,583 CRISPR Therapeutics AG
f,g
801,980
6,574 CryoLife, Inc.
g
133,781
32,263 CVS Health Corporation 3,328,251
65,707 Danaher Corporation 21,618,260
18,762 Dentsply Sirona, Inc. 1,046,732
5,164 DermTech, Inc.
g
81,591
31,731 DexCom, Inc.
g
17,037,960
12,976 Editas Medicine, Inc.
g
344,513
105,397 Edwards Lifesciences
Corporation
g
13,654,181
13,817 Elanco Animal Health, Inc.
g
392,126
8,839 Emergent Biosolutions, Inc.
g
384,231
14,744 Encompass Health Corporation 962,193
4,841 Exact Sciences Corporation
g
376,775
2,355 Generation Bio Company
g
16,673
124,913 Gilead Sciences, Inc. 9,069,933

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.2%) Value
Health Care (4.0%) - continued
54,111 GlaxoSmithKline plc ADR
f
$ 2,386,295
9,776 Global Blood Therapeutics, Inc.
g
286,144
2,691 Globus Medical, Inc.
g
194,290
66,208 GoodRx Holdings, Inc.
f,g
2,163,677
45,840 Guardant Health, Inc.
g
4,584,917
6,598 Haemonetics Corporation
g
349,958
39,587 Halozyme Therapeutics, Inc.
g
1,591,793
20,245 HCA Healthcare, Inc. 5,201,345
11,863 HealthEquity, Inc.
g
524,819
4,237 Henry Schein, Inc.
g
328,495
2,280 ICU Medical, Inc.
g
541,135
3,641 Illumina, Inc.
g
1,385,182
66,699 Immunocore Holdings plc ADR
g
2,283,774
19,371 Inari Medical, Inc.
g
1,767,991
3,657 Incyte Corporation
g
268,424
20,660 Inspire Medical Systems, Inc.
g
4,753,040
19,774 Insulet Corporation
g
5,261,268
3,760 Integra LifeSciences Holdings
Corporation
g
251,882
61,013 Intuitive Surgical, Inc.
g
21,921,971
2,718 Invitae Corporation
g
41,504
58,494 Ionis Pharmaceuticals, Inc.
g
1,779,972
18,980 IQVIA Holding, Inc.
g
5,355,017
101,552 Johnson & Johnson 17,372,501
3,402 Laboratory Corporation of America
Holdings
g
1,068,942
208,849 Lantheus Holdings, Inc.
g
6,033,648
6,050 Maravai LifeSciences Holdings,
Inc.
g
253,495
7,217 Masimo Corporation
g
2,112,993
119,043 Medtronic plc 12,314,998
157,103 Merck & Company, Inc. 12,040,374
3,695 Molina Healthcare, Inc.
g
1,175,306
1,577 Morphic Holding, Inc.
g
74,718
116,844 MultiPlan Corporation
f,g
517,619
39,350 Natera, Inc.
g
3,674,897
17,442 National HealthCare Corporation 1,185,009
887 Neogen Corporation
g
40,279
54,229 Nevro Corporation
g
4,396,345
110,701 Novo Nordisk AS ADR 12,398,512
11,513 NuVasive, Inc.
g
604,202
1,325 Orthofix Medical, Inc.
g
41,194
1,819 Pennant Group, Inc.
g
41,983
77,550 Phreesia, Inc.
g
3,230,733
5,498 Prelude Therapeutics, Inc.
g
68,450
21,557 Premier, Inc. 887,502
90,294 Progyny, Inc.
g
4,546,303
6,061 Prothena Corporation plc
g
299,413
66,801 Pulmonx Corporation
f,g
2,142,308
1,491 Reata Pharmaceuticals, Inc.
g
39,318
2,193 Regeneron Pharmaceuticals, Inc.
g
1,384,923
39,605 Repligen Corporation
g
10,488,988
2,345 Rubius Therapeutics, Inc.
g
22,700
9,585 Sage Therapeutics, Inc.
g
407,746
23,670 Sarepta Therapeutics, Inc.
g
2,131,484
17,953 Signify Health, Inc.
g
255,292
77,345 Silk Road Medical, Inc.
g
3,295,670
5,658 STAAR Surgical Company
g
516,575
41,540 Stryker Corporation 11,108,627
45,023 Syneos Health, Inc.
g
4,622,962
66,187 Teladoc Health, Inc.
g
6,077,290
5,662 Teleflex, Inc. 1,859,854
3,481 Tenet Healthcare Corporation
g
284,363
29,824 Thermo Fisher Scientific, Inc. 19,899,766
67,099 Tilray, Inc.
f,g
471,706
Shares Common Stock (31.2%) Value
Health Care (4.0%) - continued
33,233 Travere Therapeutics, Inc.
g
$ 1,031,552
15,640 Turning Point Therapeutics, Inc.
g
746,028
2,650 U.S. Physical Therapy, Inc. 253,208
4,213 Ultragenyx Pharmaceutical, Inc.
g
354,271
6,487 uniQure NV
g
134,540
21,860 UnitedHealth Group, Inc. 10,976,780
6,910 Universal Health Services, Inc. 895,951
2,120 Vaxcyte, Inc.
g
50,435
9,571 Veeva Systems, Inc.
g
2,445,199
4,457 Viatris, Inc. 60,303
137,968 Viemed Healthcare, Inc.
g
720,193
55,433 Vor BioPharma, Inc.
f,g
644,131
19,090 VYNE Therapeutics, Inc.
f,g
19,472
1,424 Waters Corporation
g
530,582
24,593 Zimmer Biomet Holdings, Inc. 3,124,295
135,569 Zoetis, Inc. 33,082,903
50,758 Zymeworks, Inc.
g
831,924
Total 462,540,077
Industrials (3.9%)
18,236 A.O. Smith Corporation 1,565,561
2,632 Advanced Drainage Systems, Inc. 358,294
19,671 AECOM
g
1,521,552
3,474 Allegion plc 460,097
79,868 Altra Industrial Motion Corporation 4,118,793
70,805 AMETEK, Inc. 10,411,167
3,767 Armstrong World Industries, Inc. 437,424
88,487 ASGN, Inc.
g
10,919,296
38,064 AZZ, Inc. 2,104,558
4,329 Babcock & Wilcox Enterprises,
Inc.
g
39,048
79,624 Badger Infrastructure Solutions,
Ltd. 2,001,065
12,605 Canadian Pacific Railway, Ltd. 906,804
43,921 Carlisle Companies, Inc. 10,897,678
3,269 Caterpillar, Inc. 675,833
52,037 CBIZ, Inc.
g
2,035,687
53,986 Chart Industries, Inc.
g
8,610,227
1,979 Covenant Logistics Group, Inc.
g
52,305
80,743 Crane Company 8,213,985
20,857 CSW Industrials, Inc. 2,520,777
100,045 CSX Corporation 3,761,692
3,151 Cummins, Inc. 687,359
52,643 Curtiss-Wright Corporation 7,300,005
5,253 Deere & Company 1,801,201
110,195 Delta Air Lines, Inc.
g
4,306,421
660 Douglas Dynamics, Inc. 25,780
9,748 Dover Corporation 1,770,237
118,621 Driven Brands Holdings, Inc.
g
3,988,038
11,863 Dun & Bradstreet Holdings, Inc.
g
243,073
25,808 EMCOR Group, Inc. 3,287,681
46,117 Emerson Electric Company 4,287,497
4,116 Expeditors International of
Washington, Inc. 552,738
37,715 Fastenal Company 2,416,023
210,080 First Advantage Corporation
g
3,999,923
22,895 Flowserve Corporation 700,587
22,609 Forrester Research, Inc.
g
1,327,827
47,648 Forward Air Corporation 5,769,696
5,659 GATX Corporation 589,611
16,225 Generac Holdings, Inc.
g
5,709,902
46,791 General Dynamics Corporation 9,754,520
3,706 Gorman-Rupp Company 165,102
36,029 GrafTech International, Ltd. 426,223
880 GXO Logistics, Inc.
g
79,930

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.2%) Value
Industrials (3.9%) - continued
13,157 Helios Technologies, Inc. $ 1,383,722
56,135 Honeywell International, Inc. 11,704,709
192,749 Howmet Aerospace, Inc. 6,135,201
29,410 Hubbell, Inc. 6,125,221
1,902 ICF International, Inc. 195,050
46,337 IDEX Corporation 10,950,360
14,975 Illinois Tool Works, Inc. 3,695,830
8,563 ITT Corporation 875,053
737 JB Hunt Transport Services, Inc. 150,643
2,451 JetBlue Airways Corporation
g
34,902
63,566 Johnson Controls International plc 5,168,551
9,428 Kennametal, Inc. 338,559
27,054 L3Harris Technologies, Inc. 5,768,995
32,781 Landstar System, Inc. 5,868,455
3,972 Lennox International, Inc. 1,288,358
87,651 Lincoln Electric Holdings, Inc. 12,224,685
13,890 Linde plc 4,811,913
31,130 Lockheed Martin Corporation 11,063,913
39,365 ManpowerGroup, Inc. 3,831,395
2,493 Masonite International
Corporation
g
294,049
40,355 Mercury Systems, Inc.
g
2,221,946
227,506 Meritor, Inc.
g
5,637,599
69,578 Middleby Corporation
g
13,690,167
20,865 MSC Industrial Direct Company,
Inc. 1,753,912
36,913 NAPCO Security Technologies,
Inc.
g
1,844,912
16,578 Nikola Corporation
f,g
163,625
3,043 Nordson Corporation 776,787
55,628 Norfolk Southern Corporation 16,561,012
3,965 Nutrien, Ltd. 298,168
16,956 nVent Electric plc 644,328
9,805 Old Dominion Freight Line, Inc. 3,513,916
22,105 Parker-Hannifin Corporation 7,032,043
47,491 Pitney Bowes, Inc. 314,865
7,252 Proto Labs, Inc.
g
372,390
10,868 Quad/Graphics, Inc.
g
43,472
2,922 Quanta Services, Inc. 335,036
126,521 Ranpak Holdings Corporation
g
4,754,659
41,206 Raytheon Technologies
Corporation 3,546,188
18,767 RBC Bearings, Inc.
g
3,790,371
107,567 Regal Rexnord Corporation 18,305,752
95,795 Rush Enterprises, Inc. 5,330,034
1,960 Ryder System, Inc. 161,563
9,978 Saia, Inc.
g
3,362,885
17,556 Simpson Manufacturing Company,
Inc. 2,441,513
8,943 SkyWest, Inc.
g
351,460
4,269 Snap-On, Inc. 919,457
4,818 Southwest Airlines Company
g
206,403
46,442 Standex International Corporation 5,139,272
180,404 Summit Materials, Inc.
g
7,241,417
204,118 Sun Country Airlines Holdings,
Inc.
g
5,562,215
20,326 Sunrun, Inc.
g
697,182
10,564 Technip Energies NV ADR
f,g
153,178
21,361 Teledyne Technologies, Inc.
g
9,332,407
3,238 Tennant Company 262,407
92 Tetra Tech, Inc. 15,622
5,144 Thermon Group Holdings, Inc.
g
87,088
13,348 Timken Company 924,883
2,417 Toro Company 241,482
6,959 Trane Technologies plc 1,405,927
Shares Common Stock (31.2%) Value
Industrials (3.9%) - continued
60,917 TransUnion $ 7,223,538
29,058 Trex Company, Inc.
g
3,923,702
38,200 TriMas Corporation 1,413,400
35,710 Tutor Perini Corporation
g
441,733
521,134 Uber Technologies, Inc.
g
21,851,149
1,819 UniFirst Corporation 382,718
57,634 Union Pacific Corporation 14,519,734
42,477 United Parcel Service, Inc. 9,104,520
25,362 United Rentals, Inc.
g
8,427,539
11,560 Univar, Inc.
g
327,726
72,844 US Ecology, Inc.
g
2,326,637
15,248 Valmont Industries, Inc. 3,819,624
58,987 Vicor Corporation
g
7,490,169
5,788 Waste Connections, Inc. 788,731
10,326 Watsco, Inc. 3,230,799
1,890 Watts Water Technologies, Inc. 366,981
12,426 Werner Enterprises, Inc. 592,223
12,038 WESCO International, Inc.
g
1,584,080
278,996 WillScot Mobile Mini Holdings
Corporation
g
11,394,197
6,761 Woodward, Inc. 740,059
5,805 Xylem, Inc. 696,136
Total 452,793,719
Information Technology (8.4%)
21,876 Accenture plc 9,068,696
7,864 ACI Worldwide, Inc.
g
272,881
64,693 Adobe, Inc.
g
36,684,813
10,182 Advanced Energy Industries, Inc. 927,173
32,770 Advanced Micro Devices, Inc.
g
4,715,603
30,995 Agilysys, Inc.
g
1,378,038
102,931 Alignment Healthcare, Inc.
g
1,447,210
69,752 Allegro MicroSystems, Inc.
g
2,523,627
31,047 Alliance Data Systems Corporation 2,066,799
6,047 Alteryx, Inc.
g
365,843
130,729 Amphenol Corporation 11,433,558
42,773 Anaplan, Inc.
g
1,961,142
1,894 ANSYS, Inc.
g
759,721
814,834 Apple, Inc. 144,690,073
52,597 AppLovin Corporation
f,g
4,957,793
2,962 Arrow Electronics, Inc.
g
397,708
9,385 Autodesk, Inc.
g
2,638,968
4,264 Automatic Data Processing, Inc. 1,051,417
35,626 Avalara, Inc.
g
4,599,673
20,716 Axcelis Technologies, Inc.
g
1,544,585
97,847 Bandwidth, Inc.
g
7,021,501
6,621 Benchmark Electronics, Inc. 179,429
68,465 BigCommerce Holdings, Inc.
g
2,421,607
31,886 Bill.com Holdings, Inc.
g
7,944,397
167,284 Block, Inc.
g
27,018,039
14,135 Broadcom, Inc. 9,405,570
3,945 Broadridge Financial Solutions,
Inc. 721,225
5,777 CACI International, Inc.
g
1,555,226
16,108 Cadence Design Systems, Inc.
g
3,001,726
77,444 Calix, Inc.
g
6,193,197
11,418 CDK Global, Inc. 476,587
7,504 CDW Corporation 1,536,669
22,265 Ciena Corporation
g
1,713,737
218,528 Cisco Systems, Inc. 13,848,119
99,779 Cognex Corporation 7,758,815
21,377 Computer Services, Inc. 1,137,256
1,310 Concentrix Corporation 233,992
24,133 Coupa Software, Inc.
g
3,814,221
2,704 CTS Corporation 99,291

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.2%) Value
Information Technology (8.4%) - continued
40,110 Descartes Systems Group, Inc.
g
$ 3,316,295
3,336 Digital Turbine, Inc.
g
203,463
2,770 Diodes, Inc.
g
304,174
18,969 DocuSign, Inc.
g
2,889,168
90,365 Dolby Laboratories, Inc. 8,604,555
25,335 Dropbox, Inc.
g
621,721
46,957 DXC Technology Company
g
1,511,546
20,781 Elastic NV
g
2,557,933
18,792 Endava plc ADR
g
3,155,553
6,894 EPAM Systems, Inc.
g
4,608,294
16,342 ePlus, Inc.
g
880,507
13,811 Euronet Worldwide, Inc.
g
1,645,857
1,535 ExlService Holdings, Inc.
g
222,222
7,780 eXp World Holdings, Inc. 262,108
2,467 F5, Inc.
g
603,700
3,937 Fair Isaac Corporation
g
1,707,359
17,691 Fidelity National Information
Services, Inc. 1,930,973
66,403 Five9, Inc.
g
9,118,460
17,544 FLEETCOR Technologies, Inc.
g
3,927,049
684 Genpact, Ltd. 36,307
102,447 Gilat Satellite Networks, Ltd. 724,300
25,455 Global Payments, Inc. 3,441,007
59,569 Hewlett Packard Enterprise
Company 939,403
7,103 HubSpot, Inc.
g
4,681,942
2,839 I3 Verticals, Inc.
g
64,701
33,987 Intel Corporation 1,750,331
36,640 Jack Henry & Associates, Inc. 6,118,514
16,138 KLA-Tencor Corporation 6,941,115
60,233 Knowles Corporation
g
1,406,441
16,283 Lam Research Corporation 11,709,919
50,631 Lattice Semiconductor
Corporation
g
3,901,625
4,694 Littelfuse, Inc. 1,477,108
67,282 LivePerson, Inc.
g
2,403,313
72,239 LiveRamp Holding, Inc.
g
3,463,860
1,628 Loyalty Ventures, Inc.
g
48,954
9,168 Manhattan Associates, Inc.
g
1,425,532
141,077 Mastercard, Inc. 50,691,788
4,887 MAXIMUS, Inc. 389,347
2,064 MaxLinear, Inc.
g
155,605
533,598 Microsoft Corporation 179,459,679
33,141 MKS Instruments, Inc. 5,772,168
26,670 Monolithic Power Systems, Inc. 13,157,111
622 Motorola Solutions, Inc. 168,997
33,043 National Instruments Corporation 1,442,988
13,550 NCR Corporation
g
544,710
12,450 NetApp, Inc. 1,145,276
1,015 NICE, Ltd. ADR
g
308,154
16,704 Nova, Ltd.
g
2,447,136
211,444 NVIDIA Corporation 62,187,795
19,440 Okta, Inc.
g
4,357,865
10,849 Palo Alto Networks, Inc.
g
6,040,289
7,919 Paychex, Inc. 1,080,944
13,183 Paycom Software, Inc.
g
5,473,450
17,261 Paymentus Holdings, Inc.
f,g
603,790
158,344 PayPal Holdings, Inc.
g
29,860,512
2,894 Pinterest, Inc.
g
105,197
7,623 Progress Software Corporation 367,962
3,535 PTC, Inc.
g
428,265
174,746 QUALCOMM, Inc. 31,955,801
19,410 SailPoint Technologies Holdings,
Inc.
g
938,279
138,038 Salesforce.com, Inc.
g
35,079,597
Shares Common Stock (31.2%) Value
Information Technology (8.4%) - continued
113,598 Samsung Electronics Company,
Ltd. $ 7,460,545
11,508 ScanSource, Inc.
g
403,701
22,745 Semtech Corporation
g
2,022,713
39,304 ServiceNow, Inc.
g
25,512,619
184,613 Sierra Wireless, Inc.
g
3,252,881
9,669 SiTime Corporation
g
2,828,569
4,335 SolarEdge Technologies, Inc.
g
1,216,271
47,762 Sonos, Inc.
g
1,423,308
104,372 Sprout Social, Inc.
g
9,465,497
72,106 STMicroelectronics NV ADR 3,524,541
19,607 TD SYNNEX Corporation 2,242,257
8,614 TE Connectivity, Ltd. 1,389,783
236,394 Telefonaktiebolaget LM Ericsson
ADR 2,569,603
100,293 Texas Instruments, Inc. 18,902,222
44,328 Trade Desk, Inc.
g
4,062,218
2,775 Trimble, Inc.
g
241,952
16,379 TTEC Holdings, Inc. 1,483,118
204,431 TTM Technologies, Inc.
g
3,046,022
3,484 Universal Display Corporation 574,965
4,444 Upland Software, Inc.
g
79,725
3,388 VeriSign, Inc.
g
859,942
3,204 Vertex, Inc.
g
50,847
9,146 VMware, Inc. 1,059,838
12,555 WEX, Inc.
g
1,762,596
60,264 Workiva, Inc.
g
7,863,849
44,728 Xerox Holdings Corporation 1,012,642
22,775 Zoom Video Communications,
Inc.
g
4,188,550
10,442 Zscaler, Inc.
g
3,355,328
Total 974,190,041
Materials (0.9%)
3,923 Alpha Metallurgical Resources,
Inc.
g
239,499
55,427 AptarGroup, Inc. 6,788,699
23,284 Ashland Global Holdings, Inc. 2,506,755
12,423 Avery Dennison Corporation 2,690,449
111,487 Axalta Coating Systems, Ltd.
g
3,692,449
155 Balchem Corporation 26,133
2,833 Ball Corporation 272,733
3,006 Cabot Corporation 168,937
49,057 Carpenter Technology Corporation 1,431,974
4,321 Celanese Corporation 726,187
86,443 CF Industries Holdings, Inc. 6,118,436
45,091 Chemours Company 1,513,254
43,225 Cleveland-Cliffs, Inc.
g
941,008
45,012 Compass Minerals International,
Inc. 2,299,213
27,038 Crown Holdings, Inc. 2,990,944
70,672 Eastman Chemical Company 8,544,952
90,800 Ferroglobe Representation &
Warranty Insurance Trust
c,g
9
11,958 FMC Corporation 1,314,065
36,108 Graphic Packaging Holding
Company 704,106
58,066 Huntsman Corporation 2,025,342
39,885 Ingevity Corporation
g
2,859,754
23,226 Innospec, Inc. 2,098,237
176,096 Ivanhoe Mines, Ltd.
g
1,436,666
30,776 Kaiser Aluminum Corporation 2,891,097
35,133 LyondellBasell Industries NV 3,240,317
12,293 Martin Marietta Materials, Inc. 5,415,312
357 Materion Corporation 32,823

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.2%) Value
Materials (0.9%) - continued
9,914 Minerals Technologies, Inc. $ 725,209
30,970 Myers Industries, Inc. 619,710
13,782 Neenah, Inc. 637,831
16 NewMarket Corporation 5,484
34,820 Nucor Corporation 3,974,703
40,924 O-I Glass, Inc.
g
492,316
13,230 Olin Corporation 760,990
24,235 Quaker Chemical Corporation 5,592,953
4,330 Ramaco Resources, Inc.
g
58,888
9,114 Reliance Steel & Aluminum
Company 1,478,473
4,097 Royal Gold, Inc. 431,045
19,009 Ryerson Holding Corporation 495,184
15,976 Sensient Technologies Corporation 1,598,559
47,021 Sherwin-Williams Company 16,558,915
8,918 Sonoco Products Company 516,263
16,356 Steel Dynamics, Inc. 1,015,217
5,792 Tronox Holdings plc 139,182
24,722 UFP Technologies, Inc.
g
1,736,968
12,115 United States Lime & Minerals, Inc. 1,563,077
29,943 United States Steel Corporation 712,943
24,227 Westlake Chemical Corporation 2,353,168
4,376 Worthington Industries, Inc. 239,192
Total 104,675,620
Real Estate (1.3%)
15,824 AGNC Investment Corporation 237,993
90,502 Agree Realty Corporation 6,458,223
1,356 Alexandria Real Estate Equities,
Inc. 302,334
85,835 American Campus Communities,
Inc. 4,917,487
13,277 American Finance Trust, Inc. 121,219
5,504 Apartment Income REIT
Corporation 300,904
10,711 AvalonBay Communities, Inc. 2,705,492
9,067 Breaemar Hotels & Resorts, Inc.
g
46,242
46,458 Camden Property Trust 8,301,115
25,941 CareTrust REIT, Inc. 592,233
66,283 CBRE Group, Inc.
g
7,192,368
13,381 Cedar Realty Trust, Inc. 335,997
9,411 Colliers International Group, Inc. 1,398,945
4,033 Community Healthcare Trust, Inc. 190,640
132,809 CubeSmart 7,558,160
123,707 Cushman and Wakefield plc
g
2,751,244
1,378 Digital Realty Trust, Inc. 243,727
4,484 Duke Realty Corporation 294,330
13,653 EastGroup Properties, Inc. 3,110,836
73,080 EPR Properties 3,470,569
223,741 Essential Properties Realty Trust,
Inc. 6,450,453
2,495 Essex Property Trust, Inc. 878,814
5,400 Extra Space Storage, Inc. 1,224,342
5,031 Farmland Partners, Inc. 60,120
3,904 Federal Realty Investment Trust 532,193
93,137 First Industrial Realty Trust, Inc. 6,165,669
14,979 FirstService Corporation 2,942,924
65,552 Four Corners Property Trust, Inc. 1,927,884
9,354 Getty Realty Corporation 300,170
24,337 Gladstone Commercial
Corporation 627,164
18,510 Gladstone Land Corporation 624,898
14,338 Healthcare Realty Trust, Inc. 453,654
2,004 Highwoods Properties, Inc. 89,358
181,948 Host Hotels & Resorts, Inc.
g
3,164,076
Shares Common Stock (31.2%) Value
Real Estate (1.3%) - continued
60,969 Independence Realty Trust, Inc. $ 1,574,829
18,110 Industrial Logistics Properties Trust 453,656
10,887 Innovative Industrial Properties,
Inc. 2,862,301
3,381 Jones Lang LaSalle, Inc.
g
910,639
22,931 Kilroy Realty Corporation 1,523,994
15,989 Life Storage, Inc. 2,449,195
22,521 Medical Properties Trust, Inc. 532,171
217,321 MGIC Investment Corporation 3,133,769
58,963 National Retail Properties, Inc. 2,834,351
309,524 National Storage Affiliates Trust 21,419,061
175,621 New Residential Investment
Corporation 1,880,901
30,405 NexPoint Residential Trust, Inc. 2,548,851
4,645 Omega Healthcare Investors, Inc. 137,446
9,806 One Liberty Properties, Inc. 345,956
961 Orion Office REIT, Inc.
g
17,942
8,055 Preferred Apartment Communities,
Inc. 145,473
2,048 PS Business Parks, Inc. 377,180
25,044 Public Storage, Inc. 9,380,481
17,428 Rayonier, Inc. REIT 703,394
9,619 Realty Income Corporation 688,624
2,639 Redfin Corporation
g
101,311
137,089 Rexford Industrial Realty, Inc. 11,119,289
44,839 Sabra Health Care REIT, Inc. 607,120
10,534 SBA Communications Corporation 4,097,937
154,925 Service Properties Trust 1,361,791
39,232 Spirit Realty Capital, Inc. 1,890,590
65,822 STAG Industrial, Inc. 3,156,823
64,099 UDR, Inc. 3,845,299
26,609 UMH Properties, Inc. 727,224
Total 156,799,375
Utilities (0.5%)
4,698 Alliant Energy Corporation 288,786
7,751 American States Water Company 801,763
17,690 Artesian Resources Corporation 819,578
11,788 Avista Corporation 500,872
13,345 Black Hills Corporation 941,757
9,615 CenterPoint Energy, Inc. 268,355
144 Chesapeake Utilities Corporation 20,997
1,432 Consolidated Edison, Inc. 122,178
15,643 Consolidated Water Company,
Ltd. 166,441
4,757 DTE Energy Company 568,652
40,481 Duke Energy Corporation 4,246,457
42,781 Entergy Corporation 4,819,280
1,501 Essential Utilities, Inc. 80,589
95,436 Exelon Corporation 5,512,383
96 MGE Energy, Inc. 7,896
546 Middlesex Water Company 65,684
483,869 NiSource, Inc. 13,359,623
34,608 NorthWestern Corporation 1,978,193
3,964 Otter Tail Corporation 283,109
51,670 Pinnacle West Capital Corporation 3,647,385
52,773 Portland General Electric
Company 2,792,747
121,536 Sempra Energy 16,076,782
46,818 Spire, Inc. 3,053,470
49,798 UGI Corporation 2,286,226
238 Unitil Corporation 10,946

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.2%) Value
Utilities (0.5%) - continued
15,839 Vistra Energy Corporation $ 360,654
Total 63,080,803
Total Common Stock
(cost $2,354,424,423) 3,642,177,178
Principal
Amount Long-Term Fixed Income ( 21.7% ) Value
Asset-Backed Securities (1.3%)
510 Asset Backed Trust
$ 2,500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
2,471,146
Access Group, Inc.
272,957
0.602%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
268,903
Arch Street CLO, Ltd.
1,650,000
2.432%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,h
1,650,172
1,650,000
3.582%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,h
1,650,160
Ares CLO, Ltd.
4,250,000
1.522%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
4,250,348
Ares XL CLO, Ltd.
2,750,000
2.920%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
2,740,457
Ares XXXIIR CLO, Ltd.
3,450,000
2.156%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
3,450,676
Assurant CLO I, Ltd.
1,750,000
1.830%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,h
1,742,043
Buttermilk Park CLO, Ltd.
7,100,000
1.524%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
7,096,677
Carlyle Global Market Strategies
CLO, Ltd.
4,650,000
1.574%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
4,650,102
CarVal CLO II, Ltd.
2,775,000
1.632%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
2,773,585
1,600,000
2.132%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
1,595,458
CBAM, Ltd.
4,500,000
1.404%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,h
4,500,121
Cheniere Corpus Christi Holdings,
LLC
375,000 2.742%,  12/31/2039
h
365,848
Principal
Amount Long-Term Fixed Income (21.7%) Value
Asset-Backed Securities (1.3%) - continued
CMFT Net Lease Master Issuer,
LLC
$ 1,759,360
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
$ 1,725,585
Commonbond Student Loan Trust
397,379
0.603%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
395,332
CoreVest American Finance Trust
4,345,822
2.705%,  10/15/2052, Ser.
2019-3, Class A
h
4,439,609
Credit Suisse Mortgage Trust
3,104,052
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
3,067,620
Dewolf Park CLO, Ltd.
2,675,000
1.574%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
2,671,576
Dryden 36 Senior Loan Fund
2,325,000
2.174%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
2,325,163
Dryden Senior Loan Fund
3,950,000
1.522%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
3,952,232
Flatiron CLO, Ltd.
1,625,000
1.910%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,h
1,625,860
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
2,973,013
Galaxy XIX CLO, Ltd.
2,175,000
1.974%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
2,163,433
Goldentree Loan Management,
Ltd.
2,675,000
1.525%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
2,673,839
Golub Capital Partners, Ltd.
2,500,000
1.312%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,h
2,492,895
3,683,000
1.332%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,h
3,673,314
Goodgreen
2,760,748
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
2,873,843
Home Partners of America Trust
3,298,063
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
3,257,635
2,943,086
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
2,871,091
Laurel Road Prime Student Loan
Trust
398,257
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
402,053
1,722,651
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
1,774,790

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Asset-Backed Securities (1.3%) - continued
Longfellow Place CLO, Ltd.
$ 5,200,000
1.874%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
$ 5,194,571
1,300,000
2.424%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
1,299,159
Madison Park Funding XIV, Ltd.
3,125,000
1.528%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
3,125,053
Madison Park Funding, Ltd.
2,700,000
2.232%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,h
2,701,912
Mello Mortgage Capital
Acceptance
3,208,479
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
3,204,343
Mercury Financial Credit Card
Master Trust
2,300,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
h
2,297,863
MRA Issuance Trust
2,700,000
1.849%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,h
2,700,280
National Collegiate Trust
1,166,182
0.400%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
1,147,622
OCP CLO, Ltd.
2,300,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
2,290,062
Octagon Investment Partners 32,
Ltd.
3,700,000
2.174%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,h
3,700,037
Octagon Investment Partners XVI,
Ltd.
750,000
1.522%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
750,199
OZLM IX, Ltd.
1,650,000
1.682%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
1,653,589
Palmer Square Loan Funding, Ltd.
2,200,000
1.782%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,h
2,200,262
Progress Residential Trust
1,600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
1,576,737
4,750,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
4,647,086
ROC Securities Trust Series
2,600,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
2,570,087
Principal
Amount Long-Term Fixed Income (21.7%) Value
Asset-Backed Securities (1.3%) - continued
Saxon Asset Securities Trust
$ 1,204,048
3.444%,  8/25/2035, Ser.
2004-2, Class MF2
b
$ 1,185,102
SLM Student Loan Trust
1,082,511
0.503%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,065,187
Sound Point CLO XIV, Ltd.
3,400,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
3,389,569
Sound Point CLO XV, Ltd.
3,400,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
3,389,327
Sound Point CLO XXI, Ltd.
2,000,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
2,000,080
Stratus CLO, Ltd.
2,400,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
2,393,880
THL Credit Wind River CLO, Ltd.
1,225,000
1.562%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,h
1,227,073
Toorak Mortgage Corporation, Ltd.
2,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
2,490,862
TRK Trust
2,565,124
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
2,549,638
U.S. Small Business Administration
86,985
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 88,126
Upstart Securitization Trust
873,988
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
876,557
VCAT Asset Securitization, LLC
1,450,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
1,437,251
Voya CLO, Ltd.
2,100,000
1.124%,  (LIBOR 3M +
1.000%), 10/15/2030, Ser.
2012-4A, Class A1R3
b,h
2,098,450
Wind River CLO, Ltd.
2,000,000
1.732%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
1,999,238
1,650,000
2.132%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
1,650,018
Total 153,463,799
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
1,500,000 2.700%,  5/15/2040 1,512,622
Alcoa Nederland Holding BV
755,000 5.500%,  12/15/2027
h
807,850

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Basic Materials (0.2%) - continued
Anglo American Capital plc
$ 273,000 4.875%,  5/14/2025
h
$ 297,536
BWAY Holding Company
410,000 5.500%,  4/15/2024
h
413,760
Chemours Company
510,000 5.750%,  11/15/2028
h
533,649
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027 468,562
290,000 4.625%,  3/1/2029
h
295,800
290,000 4.875%,  3/1/2031
h
301,274
Consolidated Energy Finance SA
854,000 5.625%,  10/15/2028
h
834,785
Dow Chemical Company
650,000 4.800%,  11/30/2028 758,176
DowDuPont, Inc.
575,000 4.493%,  11/15/2025 635,348
First Quantum Minerals, Ltd.
950,000 7.500%,  4/1/2025
h
977,265
Freeport-McMoRan, Inc.
660,000 4.125%,  3/1/2028 684,750
710,000 4.250%,  3/1/2030 749,050
1,786,000 4.625%,  8/1/2030 1,915,485
Glencore Funding, LLC
217,000 4.125%,  5/30/2023
h
225,663
1,343,000 4.000%,  3/27/2027
h
1,448,862
Hecla Mining Company
220,000 7.250%,  2/15/2028 235,675
Hudbay Minerals, Inc.
510,000 4.500%,  4/1/2026
h
510,000
Ingevity Corporation
770,000 3.875%,  11/1/2028
h
749,788
International Flavors and
Fragrances, Inc.
740,000 3.468%,  12/1/2050
h
775,240
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 835,325
360,000 4.500%,  7/15/2027 402,156
Mercer International, Inc.
500,000 5.125%,  2/1/2029 510,685
Novelis Corporation
200,000 3.250%,  11/15/2026
h
201,750
290,000 4.750%,  1/30/2030
h
304,863
200,000 3.875%,  8/15/2031
h
198,750
OCI NV
353,000 4.625%,  10/15/2025
h
366,238
Olin Corporation
765,000 5.125%,  9/15/2027 785,081
SCIH Salt Holdings, Inc.
485,000 4.875%,  5/1/2028
h
465,600
SCIL USA Holdings, LLC
617,000 5.375%,  11/1/2026
h
633,196
SPCM SA
508,000 3.375%,  3/15/2030
h
488,950
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
h
541,280
Syngenta Finance NV
459,000 5.182%,  4/24/2028
h
515,309
Teck Resources, Ltd.
1,267,000 6.125%,  10/1/2035 1,642,534
Principal
Amount Long-Term Fixed Income (21.7%) Value
Basic Materials (0.2%) - continued
Unifrax Escrow Issuer Corporation
$ 463,000 5.250%,  9/30/2028
h
$ 467,977
United States Steel Corporation
839,000 6.875%,  3/1/2029
f
902,974
Venator Finance SARL
520,000 5.750%,  7/15/2025
f,h
499,200
Total 24,893,008
Capital Goods (0.4%)
AECOM
860,000 5.125%,  3/15/2027 936,837
Amsted Industries, Inc.
570,000 5.625%,  7/1/2027
h
592,800
Ardagh Packaging Finance plc
500,000 5.250%,  8/15/2027
h
503,125
Boeing Company
1,280,000 5.930%,  5/1/2060 1,776,235
895,000 5.040%,  5/1/2027 1,007,765
1,475,000 5.705%,  5/1/2040 1,894,501
Bombardier, Inc.
150,000 7.125%,  6/15/2026
h
155,611
495,000 7.875%,  4/15/2027
h
513,364
435,000 6.000%,  2/15/2028
h
436,318
Brand Industrial Services, Inc.
255,000 8.500%,  7/15/2025
h
254,763
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
h
354,052
BWAY Holding Company
515,000 7.250%,  4/15/2025
h
516,306
Carrier Global Corporation
720,000 3.577%,  4/5/2050 765,524
1,050,000 2.700%,  2/15/2031 1,066,438
Cintas Corporation No. 2
1,125,000 3.700%,  4/1/2027 1,230,744
CNH Industrial NV
915,000 3.850%,  11/15/2027 996,027
Coinbase Global, Inc.
261,000 3.375%,  10/1/2028
h
243,709
Cornerstone Building Brands, Inc.
695,000 6.125%,  1/15/2029
h
742,851
Covanta Holding Corporation
294,000 5.000%,  9/1/2030 299,880
Covert Mergeco, Inc.
200,000 4.875%,  12/1/2029
h
203,000
CP Atlas Buyer, Inc.
465,000 7.000%,  12/1/2028
h
462,675
Crown Cork & Seal Company, Inc.
780,000 7.375%,  12/15/2026 940,875
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
h
406,700
515,000 3.500%,  9/1/2028
h
507,275
H&E Equipment Services, Inc.
865,000 3.875%,  12/15/2028
h
858,512
Howard Midstream Energy
Partners, LLC
503,000 6.750%,  1/15/2027
h
515,427
Howmet Aerospace, Inc.
21,000 6.875%,  5/1/2025 24,144
500,000 3.000%,  1/15/2029 500,672

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Capital Goods (0.4%) - continued
Ingersoll-Rand Luxembourg
Finance SA
$ 775,000 3.500%,  3/21/2026 $ 821,844
JELD-WEN, Inc.
650,000 4.625%,  12/15/2025
h
654,875
L3Harris Technologies, Inc.
2,150,000 3.950%,  5/28/2024 2,274,009
Lockheed Martin Corporation
544,000 4.500%,  5/15/2036 663,859
374,000 6.150%,  9/1/2036 522,097
Meritor, Inc.
360,000 4.500%,  12/15/2028
h
360,900
Nesco Holdings II, Inc.
325,000 5.500%,  4/15/2029
h
335,562
New Enterprise Stone and Lime
Company, Inc.
659,000 5.250%,  7/15/2028
h
668,226
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 1,388,282
OI European Group BV
551,000 4.750%,  2/15/2030
h
558,427
Owens-Brockway Glass Container,
Inc.
460,000 5.875%,  8/15/2023
h
481,850
Pactiv Evergreen Group
395,000 4.375%,  10/15/2028
h
392,037
PGT Innovations, Inc.
529,000 4.375%,  10/1/2029
h
531,645
Raytheon Technologies
Corporation
720,000 4.125%,  11/16/2028 805,351
900,000 4.450%,  11/16/2038 1,084,679
1,200,000 3.750%,  11/1/2046 1,336,822
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,149,797
Roper Technologies, Inc.
668,000 4.200%,  9/15/2028 749,891
945,000 1.750%,  2/15/2031 887,357
SRM Escrow Issuer, LLC
785,000 6.000%,  11/1/2028
h
838,027
Standard Industries, Inc.
720,000 4.375%,  7/15/2030
h
734,764
Textron, Inc.
1,010,000 3.375%,  3/1/2028 1,066,629
Titan Acquisition, Ltd.
220,000 7.750%,  4/15/2026
h
223,300
TransDigm, Inc.
500,000 6.250%,  3/15/2026
h
519,688
1,410,000 5.500%,  11/15/2027 1,452,300
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 551,709
430,000 4.000%,  7/15/2030 441,825
Vertiv Group Corporation
197,000 4.125%,  11/15/2028
h
198,970
Victors Merger Corporation
315,000 6.375%,  5/15/2029
h
296,100
Waste Pro USA, Inc.
255,000 5.500%,  2/15/2026
h
253,725
Principal
Amount Long-Term Fixed Income (21.7%) Value
Capital Goods (0.4%) - continued
WESCO Distribution, Inc.
$ 720,000 7.250%,  6/15/2028
h
$ 789,300
Total 41,739,977
Collateralized Mortgage Obligations (1.1%)
Alternative Loan Trust
610,934
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 471,337
AMSR Trust
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
4,388,455
Bellemeade Re, Ltd.
174,890
1.702%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
174,890
2,750,000
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
2,753,219
BRAVO Residential Funding Trust
162,256
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
164,538
Business Jet Securities, LLC
2,013,755
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
2,010,721
Citicorp Mortgage Securities, Inc.
1,879,405
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,865,123
COLT Mortgage Loan Trust
3,287,034
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
3,277,599
Countrywide Alternative Loan Trust
868,179
2.691%,  10/25/2035, Ser.
2005-43, Class 4A1
b
815,047
1,824,097
7.000%,  10/25/2037, Ser.
2007-24, Class A10 899,216
Countrywide Home Loans, Inc.
383,876
5.750%,  4/25/2037, Ser.
2007-3, Class A27 255,804
Credit Suisse Mortgage Trust
2,401,958
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,h
2,471,986
6,938,477
3.425%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
6,966,773
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
156,014
6.000%,  1/25/2022, Ser.
2006-AR5, Class 23A 144,740
Federal Home Loan Mortgage
Corporation - REMIC
30,625,988
2.000%,  11/25/2050, Ser.
5038, Class NI
j
3,205,561
872,518
4.000%,  7/15/2031, Ser.
4104, Class KI
j
29,272
1,555,075
3.000%,  2/15/2033, Ser.
4170, Class IG
j
147,696
2,786,199
3.000%,  3/15/2033, Ser.
4180, Class PI
j
303,704
Federal National Mortgage
Association - REMIC
4,320,715
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
224,882

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
$ 39,843,734
1.500%,  11/25/2035, Ser.
2020-99, Class IG
j
$ 2,112,710
Flagstar Mortgage Trust
1,864,789
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
1,903,907
Foundation Finance Trust
2,214,071
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
2,178,836
FWD Securitization Trust
1,633,298
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
1,642,606
GCAT Trust
3,279,246
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
3,265,546
Genworth Mortgage Insurance
Corporation
3,250,000
2.152%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
3,251,855
GS Mortgage-Backed Securities
Trust
333,561
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
336,201
J.P. Morgan Mortgage Trust
3,229,795
2.500%,  1/25/2052, Ser.
2021-INV4, Class A2A
b,h
3,234,675
2,300,000
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
2,301,351
Legacy Mortgage Asset Trust
549,309
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
552,183
LHOME Mortgage Trust
1,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
1,101,845
2,900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
2,886,869
MASTR Alternative Loans Trust
1,218,860
0.552%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
170,306
Merrill Lynch Alternative Note
Asset Trust
350,176
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 205,433
MRA Issuance Trust
2,450,000
1.849%,  (LIBOR 1M +
1.750%), 4/15/2022, Ser.
2021-EBO1, Class A2X
b,h
2,452,367
New Residential Mortgage Loan
Trust
6,403,736
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
6,403,487
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
2,978,650
2,308,431
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
2,303,961
Oak Street Investment
2,256,548
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
2,235,164
Principal
Amount Long-Term Fixed Income (21.7%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Oaktown Re VII, Ltd.
$ 1,500,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
$ 1,500,000
Oaktown Re, Ltd.
3,100,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
3,101,806
Palisades Mortgage Loan Trust
4,200,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
4,205,656
Palmer Square Loan Funding, Ltd.
3,500,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,h
3,500,542
Preston Ridge Partners Mortgage
Trust, LLC
2,549,267
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
2,533,285
Pretium Mortgage Credit Partners,
LLC
1,523,361
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
1,509,706
Radnor Re, Ltd.
4,200,000
1.898%,  (SOFR30A +
1.850%), 11/25/2031, Ser.
2021-2, Class M1A
b,h
4,204,938
Renaissance Home Equity Loan
Trust
3,427,959
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
1,678,806
Residential Accredit Loans, Inc.
Trust
986,171
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 966,624
Sequoia Mortgage Trust
829,071
2.833%,  9/20/2046, Ser.
2007-1, Class 4A1
b
641,313
Silver Hill Trust
971,682
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
976,934
Starwood Mortgage Residential
Trust
255,752
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
257,315
Toorak Mortgage Corporation, Ltd.
735,573
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,i
736,937
6,277,372
3.721%,  9/25/2022, Ser.
2019-2, Class A1 6,291,277
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
1,752,692
Tricon Residential Trust
2,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
1,970,346
Vericrest Opportunity Loan
Transferee
1,907,688
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
1,892,475
1,925,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
1,908,027

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
$ 2,400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
$ 2,373,172
2,111,169
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
2,101,265
1,800,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
1,782,212
1,800,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
1,779,933
1,385,566
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
1,379,656
1,100,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
1,088,171
1,000,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,h,i
1,000,000
Verus Securitization Trust
1,500,000
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
1,499,113
1,720,665
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,h
1,754,224
ZH Trust
2,475,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
h
2,458,555
4,600,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
h
4,562,367
Total 133,495,862
Commercial Mortgage-Backed Securities (0.2%)
AMSR Trust
3,400,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
3,338,186
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
1,373,843
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
1,729,435
BBCMS Mortgage Trust
18,917,144
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
2,374,247
Benchmark Mortgage Trust
5,000,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 5,183,321
BFLD Trust
1,100,000
1.810%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
1,099,425
BINOM Securitization Trust
1,900,000
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
1,900,709
GS Mortgage Securities Trust
6,416,440
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 6,611,368
Morgan Stanley Capital I Trust
19,929,243
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
2,610,021
Total 26,220,555
Communications Services (0.6%)
Altice France SA
265,000 8.125%,  2/1/2027
h
283,219
175,000 5.500%,  1/15/2028
h
173,672
525,000 5.125%,  7/15/2029
h
512,111
731,000 5.500%,  10/15/2029
h
720,035
Principal
Amount Long-Term Fixed Income (21.7%) Value
Communications Services (0.6%) - continued
American Tower Corporation
$ 500,000 3.375%,  10/15/2026 $ 531,261
900,000 2.900%,  1/15/2030 922,354
1,500,000 2.100%,  6/15/2030 1,444,258
AT&T, Inc.
1,532,000 3.500%,  9/15/2053 1,545,627
1,500,000 2.300%,  6/1/2027 1,526,031
825,000 4.350%,  3/1/2029 926,703
2,578,000 5.250%,  3/1/2037 3,188,762
1,460,000 4.900%,  8/15/2037 1,764,189
575,000 5.550%,  8/15/2041 753,877
CCO Holdings, LLC
900,000 5.125%,  5/1/2027
h
927,000
750,000 4.750%,  3/1/2030
h
780,000
640,000 4.250%,  1/15/2034
h
629,650
Cengage Learning, Inc.
376,000 9.500%,  6/15/2024
h
378,350
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 744,437
1,000,000 4.200%,  3/15/2028 1,095,141
1,400,000 3.500%,  6/1/2041 1,364,978
1,425,000 6.484%,  10/23/2045 1,945,962
Clear Channel Worldwide
Holdings, Inc.
640,000 7.750%,  4/15/2028
h
684,800
Comcast Corporation
900,000 3.950%,  10/15/2025 982,557
1,500,000 4.250%,  10/15/2030 1,731,107
640,000 4.400%,  8/15/2035 766,924
1,305,000 4.750%,  3/1/2044 1,629,354
550,000 4.600%,  8/15/2045 684,025
Consolidated Communications,
Inc.
290,000 5.000%,  10/1/2028
f,h
292,900
Cox Communications, Inc.
1,065,000 3.350%,  9/15/2026
h
1,130,411
CSC Holdings, LLC
1,280,000 5.375%,  2/1/2028
h
1,325,274
Cumulus Media New Holdings,
Inc.
480,000 6.750%,  7/1/2026
f,h
498,000
DIRECTV Holdings, LLC
608,000 5.875%,  8/15/2027
h
622,416
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 2,061,821
DISH DBS Corporation
434,000 5.250%,  12/1/2026
h
440,851
450,000 7.375%,  7/1/2028 455,625
324,000 5.750%,  12/1/2028
h
327,240
Entercom Media Corporation
748,000 6.500%,  5/1/2027
h
739,922
Front Range BidCo, Inc.
302,000 4.000%,  3/1/2027
h
297,703
Frontier Communications
Holdings, LLC
567,000 5.875%,  10/15/2027
h
599,602
GCI, LLC
520,000 4.750%,  10/15/2028
h
533,650
Gray Escrow II, Inc.
1,000,000 5.375%,  11/15/2031
h
1,028,750

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Communications Services (0.6%) - continued
Gray Television, Inc.
$ 490,000 4.750%,  10/15/2030
h
$ 486,937
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 302,197
iHeartCommunications, Inc.
520,000 4.750%,  1/15/2028
h
527,342
LCPR Senior Secured Financing
DAC
405,000 6.750%,  10/15/2027
h
425,250
Level 3 Financing, Inc.
910,000 4.625%,  9/15/2027
h
928,200
430,000 4.250%,  7/1/2028
h
425,700
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
h
1,054,220
Netflix, Inc.
689,000 4.875%,  4/15/2028 785,460
500,000 5.875%,  11/15/2028 601,250
552,000 5.375%,  11/15/2029
h
655,500
500,000 4.875%,  6/15/2030
h
583,125
Nexstar Escrow Corporation
750,000 5.625%,  7/15/2027
h
790,590
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 804,088
435,000 4.200%,  6/1/2030 489,000
Radiate Holdco, LLC
285,000 6.500%,  9/15/2028
h
286,292
Scripps Escrow II, Inc.
260,000 5.375%,  1/15/2031
h
264,225
Scripps Escrow, Inc.
340,000 5.875%,  7/15/2027
h
357,191
Sinclair Television Group, Inc.
780,000 5.500%,  3/1/2030
h
756,600
Sirius XM Radio, Inc.
685,000 5.000%,  8/1/2027
h
711,948
365,000 4.000%,  7/15/2028
h
367,040
Sprint Capital Corporation
510,000 6.875%,  11/15/2028 645,150
555,000 8.750%,  3/15/2032 832,500
Sprint Corporation
2,430,000 7.625%,  2/15/2025 2,794,500
Telesat Canada
270,000 4.875%,  6/1/2027
h
238,410
100,000 6.500%,  10/15/2027
h
77,600
Terrier Media Buyer, Inc.
385,000 8.875%,  12/15/2027
h
416,096
T-Mobile USA, Inc.
1,375,000 2.550%,  2/15/2031 1,368,090
1,100,000 4.375%,  4/15/2040 1,257,503
United States Cellular Corporation
460,000 6.700%,  12/15/2033 555,928
Uniti Group, LP
165,000 4.750%,  4/15/2028
h
163,635
VeriSign, Inc.
400,000 4.750%,  7/15/2027 415,500
Verizon Communications, Inc.
720,000 3.700%,  3/22/2061 780,636
480,000 2.100%,  3/22/2028 480,914
3,065,000 4.272%,  1/15/2036 3,595,199
1,750,000 2.650%,  11/20/2040 1,662,880
Principal
Amount Long-Term Fixed Income (21.7%) Value
Communications Services (0.6%) - continued
ViacomCBS Inc.
$ 1,140,000 5.850%,  9/1/2043 $ 1,535,590
VTR Finance NV
350,000 6.375%,  7/15/2028
h
364,000
Walt Disney Company
750,000 2.650%,  1/13/2031 780,169
Ziggo BV
732,000 5.500%,  1/15/2027
h
752,130
250,000 4.875%,  1/15/2030
h
256,400
Total 69,565,534
Consumer Cyclical (0.7%)
1011778 B.C., ULC
780,000 4.375%,  1/15/2028
h
795,600
Allen Media, LLC
461,000 10.500%,  2/15/2028
h
480,964
Allied Universal Finance
Corporation
355,000 4.625%,  6/1/2028
h
348,427
Allied Universal Holdco, LLC
285,000 6.625%,  7/15/2026
h
299,022
405,000 4.625%,  6/1/2028
h
404,749
295,000 6.000%,  6/1/2029
h
286,887
Allison Transmission, Inc.
740,000 3.750%,  1/30/2031
h
721,500
Amazon.com, Inc.
1,525,000 3.100%,  5/12/2051 1,628,124
521,000 3.875%,  8/22/2037 612,349
1,122,000 4.050%,  8/22/2047 1,360,364
American Axle & Manufacturing,
Inc.
820,000 6.500%,  4/1/2027
f
851,775
Arko Corporation
328,000 5.125%,  11/15/2029
h
316,930
Ashton Woods USA, LLC
320,000 4.625%,  8/1/2029
h
316,000
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
h
499,800
Boyne USA, Inc.
380,000 4.750%,  5/15/2029
h
391,400
Brookfield Residential Properties,
Inc.
435,000 6.250%,  9/15/2027
h
454,053
560,000 5.000%,  6/15/2029
h
560,392
Caesars Entertainment, Inc.
755,000 6.250%,  7/1/2025
h
792,467
170,000 8.125%,  7/1/2027
h
188,265
529,000 4.625%,  10/15/2029
h
529,000
Carnival Corporation
458,000 7.625%,  3/1/2026
h
480,098
745,000 5.750%,  3/1/2027
h
745,000
530,000 4.000%,  8/1/2028
h
526,025
327,000 6.000%,  5/1/2029
h
325,365
Cedar Fair, LP
216,000 5.375%,  4/15/2027 221,400
720,000 5.250%,  7/15/2029 738,000
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
h
336,375
Cinemark USA, Inc.
240,000 5.875%,  3/15/2026
h
243,000

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Consumer Cyclical (0.7%) - continued
Clarios Global, LP
$ 255,000 8.500%,  5/15/2027
h
$ 270,300
D.R. Horton, Inc.
700,000 2.600%,  10/15/2025 722,557
Daimler Trucks Finance North
America, LLC
964,000 2.000%,  12/14/2026
h
968,113
Dana, Inc.
590,000 5.625%,  6/15/2028 626,875
Empire Communities Corporation
540,000 7.000%,  12/15/2025
h
558,900
Expedia Group, Inc.
1,500,000 3.250%,  2/15/2030 1,530,751
Ford Motor Company
292,000 3.250%,  2/12/2032 299,008
Ford Motor Credit Company, LLC
800,000 4.063%,  11/1/2024 841,736
1,060,000 4.134%,  8/4/2025 1,124,925
845,000 2.700%,  8/10/2026 852,394
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
h
340,850
Gap, Inc.
158,000 3.625%,  10/1/2029
h
156,278
General Motors Company
1,425,000 6.125%,  10/1/2025 1,636,939
1,500,000 6.800%,  10/1/2027 1,841,145
General Motors Financial
Company, Inc.
760,000 3.950%,  4/13/2024 799,696
276,000 1.200%,  10/15/2024 273,970
500,000 1.500%,  6/10/2026 491,955
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,331,300
Golden Nugget, Inc.
580,000 6.750%,  10/15/2024
h
580,000
Goodyear Tire & Rubber Company
330,000 5.000%,  7/15/2029
h
354,486
250,000 5.250%,  7/15/2031
h
271,426
Guitar Center Escrow Issuer II, Inc.
158,000 8.500%,  1/15/2026
h
169,531
Hanesbrands, Inc.
455,000 4.875%,  5/15/2026
h
486,281
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
h
499,200
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 972,562
Hilton Grand Vacations Borrower
Escrow, LLC
665,000 5.000%,  6/1/2029
h
681,625
Home Depot, Inc.
505,000 5.400%,  9/15/2040 690,557
1,140,000 4.250%,  4/1/2046 1,418,777
970,000 3.900%,  6/15/2047 1,133,221
Hyundai Capital America
750,000 1.000%,  9/17/2024
h
737,039
1,150,000 1.800%,  1/10/2028
h
1,111,337
International Game Technology plc
600,000 5.250%,  1/15/2029
h
635,730
KB Home
450,000 4.800%,  11/15/2029 491,175
Principal
Amount Long-Term Fixed Income (21.7%) Value
Consumer Cyclical (0.7%) - continued
Kohl's Corporation
$ 1,200,000 3.375%,  5/1/2031 $ 1,222,109
825,000 5.550%,  7/17/2045 961,932
L Brands, Inc.
780,000 6.625%,  10/1/2030
h
883,350
180,000 6.875%,  11/1/2035 223,650
Lennar Corporation
1,450,000 4.750%,  5/30/2025 1,586,380
Lowe's Companies, Inc.
1,500,000 2.625%,  4/1/2031 1,534,659
Macy's Retail Holdings, LLC
480,000 5.875%,  4/1/2029
f,h
511,800
Magic MergerCo, Inc.
760,000 5.250%,  5/1/2028
h
760,334
Marriott International, Inc.
82,000 5.750%,  5/1/2025 92,303
1,025,000 4.625%,  6/15/2030 1,153,069
Mastercard, Inc.
1,070,000 3.950%,  2/26/2048 1,288,440
Mattamy Group Corporation
780,000 5.250%,  12/15/2027
h
820,365
McDonald's Corporation
1,300,000 2.125%,  3/1/2030 1,294,004
755,000 4.450%,  3/1/2047 920,871
MDC Holdings, Inc.
1,250,000 2.500%,  1/15/2031 1,209,040
MGM Resorts International
940,000 6.000%,  3/15/2023 982,300
Nissan Motor Acceptance
Company, LLC
1,000,000 1.125%,  9/16/2024
h
982,548
Penn National Gaming, Inc.
495,000 4.125%,  7/1/2029
h
480,150
PetSmart, Inc.
650,000 4.750%,  2/15/2028
h
667,062
440,000 7.750%,  2/15/2029
h
477,950
Prime Security Services Borrower,
LLC
1,260,000 5.750%,  4/15/2026
h
1,352,824
Real Hero Merger Sub 2, Inc.
385,000 6.250%,  2/1/2029
h
384,399
Realogy Group, LLC
630,000 5.750%,  1/15/2029
h
645,750
Rite Aid Corporation
585,000 7.500%,  7/1/2025
h
601,380
Royal Caribbean Cruises, Ltd.
740,000 9.125%,  6/15/2023
h
782,550
655,000 4.250%,  7/1/2026
h
634,430
270,000 5.500%,  4/1/2028
h
273,121
Scientific Games International, Inc.
610,000 7.250%,  11/15/2029
h
680,150
SeaWorld Parks and
Entertainment, Inc.
522,000 5.250%,  8/15/2029
h
531,529
Service Properties Trust
146,000 7.500%,  9/15/2025 158,181
Six Flags Theme Parks, Inc.
360,000 7.000%,  7/1/2025
h
384,459
Staples, Inc.
795,000 7.500%,  4/15/2026
h
816,863

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Consumer Cyclical (0.7%) - continued
Station Casinos, LLC
$ 381,000 4.625%,  12/1/2031
h
$ 384,124
Tapestry, Inc.
1,278,000 3.050%,  3/15/2032 1,285,509
Target Corporation
1,300,000 2.250%,  4/15/2025 1,339,706
Tenneco, Inc.
610,000 5.000%,  7/15/2026
f
586,363
Toll Brothers Finance Corporation
1,000,000 3.800%,  11/1/2029 1,075,000
Uber Technologies, Inc.
385,000 6.250%,  1/15/2028
f,h
413,298
ViacomCBS, Inc.
1,400,000 4.200%,  5/19/2032 1,579,153
Visa, Inc.
1,500,000 2.700%,  4/15/2040 1,532,749
Wabash National Corporation
528,000 4.500%,  10/15/2028
h
533,280
Walmart, Inc.
1,300,000 3.250%,  7/8/2029
f
1,428,683
Wyndham Destinations, Inc.
470,000 6.625%,  7/31/2026
h
521,155
Wyndham Hotels & Resorts, Inc.
280,000 4.375%,  8/15/2028
h
288,400
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
h
681,975
ZF North America Capital, Inc.
370,000 4.750%,  4/29/2025
h
396,825
Total 77,698,142
Consumer Non-Cyclical (0.7%)
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,843,996
AbbVie, Inc.
625,000 2.950%,  11/21/2026 658,667
1,475,000 4.300%,  5/14/2036 1,738,761
550,000 4.850%,  6/15/2044 689,246
775,000 4.875%,  11/14/2048 1,001,450
Albertson's Companies, Inc.
702,000 3.500%,  3/15/2029
h
703,376
Altria Group, Inc.
960,000 5.800%,  2/14/2039 1,153,902
Amgen, Inc.
1,500,000 3.375%,  2/21/2050 1,560,197
Anheuser-Busch Companies, LLC
750,000 4.700%,  2/1/2036 905,107
Anheuser-Busch InBev Worldwide,
Inc.
2,125,000 4.750%,  4/15/2058 2,627,276
1,740,000 4.375%,  4/15/2038 2,037,637
Anthem, Inc.
1,185,000 3.125%,  5/15/2050 1,214,179
820,000 4.625%,  5/15/2042 1,018,992
Archer-Daniels-Midland Company
875,000 2.700%,  9/15/2051 879,225
AstraZeneca plc
1,000,000 3.000%,  5/28/2051 1,048,059
Bausch Health Companies, Inc.
820,000 5.000%,  2/15/2029
h
723,650
Principal
Amount Long-Term Fixed Income (21.7%) Value
Consumer Non-Cyclical (0.7%) - continued
Becton, Dickinson and Company
$ 725,000 3.794%,  5/20/2050 $ 813,502
900,000 3.700%,  6/6/2027 980,796
Bunge, Ltd. Finance Corporation
950,000 2.750%,  5/14/2031 964,139
Cargill, Inc.
558,000 3.125%,  5/25/2051
h
596,192
Centene Corporation
370,000 4.250%,  12/15/2027 385,725
530,000 4.625%,  12/15/2029 571,584
730,000 3.000%,  10/15/2030 742,052
300,000 2.500%,  3/1/2031 292,054
1,000,000 2.625%,  8/1/2031 980,000
Central Garden & Pet Company
650,000 4.125%,  10/15/2030 655,687
Cigna Corporation
1,500,000 4.800%,  8/15/2038 1,845,001
Comcast Corporation
690,000 2.987%,  11/1/2063
h
654,828
Community Health Systems, Inc.
255,000 5.625%,  3/15/2027
h
269,874
360,000 6.000%,  1/15/2029
h
383,850
680,000 6.875%,  4/15/2029
h
692,750
Conagra Brands, Inc.
1,210,000 4.300%,  5/1/2024 1,287,548
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,565,588
600,000 2.875%,  5/1/2030 615,749
Coty, Inc.
389,000 5.000%,  4/15/2026
h
400,682
CVS Health Corporation
1,500,000 3.625%,  4/1/2027 1,627,650
2,560,000 4.875%,  7/20/2035 3,129,983
Danaher Corporation
593,000 2.800%,  12/10/2051 584,761
DaVita, Inc.
775,000 4.625%,  6/1/2030
h
793,406
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
h
403,351
Eli Lilly and Company
828,000 2.500%,  9/15/2060 778,427
Encompass Health Corporation
750,000 4.500%,  2/1/2028 771,563
Endo Finance, LLC
245,000 9.500%,  7/31/2027
f,h
249,390
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
h
602,538
General Mills, Inc.
700,000 2.875%,  4/15/2030 730,534
H. J. Heinz Company
180,000 5.200%,  7/15/2045 228,865
HCA, Inc.
1,755,000 5.375%,  2/1/2025 1,928,745
2,136,000 3.500%,  9/1/2030 2,257,485
HFC Prestige Products, Inc.
606,000 4.750%,  1/15/2029
h
615,847
HLF Financing SARL, LLC
901,000 4.875%,  6/1/2029
h
884,061
Humana, Inc.
375,000 2.150%,  2/3/2032 362,600

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Consumer Non-Cyclical (0.7%) - continued
Imperial Brands Finance plc
$ 1,600,000 3.875%,  7/26/2029
h
$ 1,694,598
JBS USA Food Company
190,000 5.750%,  1/15/2028
h
198,077
JBS USA LUX SA
845,000 3.000%,  5/15/2032
h
845,000
JBS USA, LLC
245,000 6.500%,  4/15/2029
h
269,502
1,252,000 5.500%,  1/15/2030
h
1,361,550
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 1,078,261
Kraft Foods Group, Inc.
560,000 5.000%,  6/4/2042 696,616
Kraft Heinz Foods Company
1,010,000 3.750%,  4/1/2030 1,090,219
1,000,000 4.375%,  6/1/2046 1,171,000
Mattel, Inc.
605,000 3.375%,  4/1/2026
h
620,440
Molina Healthcare, Inc.
670,000 4.375%,  6/15/2028
h
690,100
Mozart Debt Merger Sub, Inc.
688,000 3.875%,  4/1/2029
h
685,571
657,000 5.250%,  10/1/2029
h
665,961
MPH Acquisition Holdings, LLC
289,000 5.750%,  11/1/2028
f,h
274,839
Mylan, Inc.
1,570,000 4.550%,  4/15/2028 1,757,345
Newell Rubbermaid, Inc.
889,000 4.700%,  4/1/2026 969,237
Ortho-Clinical Diagnostics, Inc.
385,000 7.250%,  2/1/2028
h
413,875
Par Pharmaceutical, Inc.
535,000 7.500%,  4/1/2027
h
546,733
Pilgrim's Pride Corporation
477,000 3.500%,  3/1/2032
h
481,770
Post Holdings, Inc.
185,000 5.500%,  12/15/2029
h
194,367
Reynolds American, Inc.
759,000 5.700%,  8/15/2035 899,362
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
h
1,390,640
Royalty Pharma plc
1,050,000 3.550%,  9/2/2050 1,041,043
Scotts Miracle-Gro Company
620,000 4.500%,  10/15/2029 646,350
SEG Holding, LLC
740,000 5.625%,  10/15/2028
h
775,150
Simmons Foods, Inc.
610,000 4.625%,  3/1/2029
h
600,850
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
h
325,113
280,000 5.500%,  7/15/2030
h
300,300
Syneos Health, Inc.
560,000 3.625%,  1/15/2029
h
553,000
Sysco Corporation
1,300,000 6.600%,  4/1/2040 1,883,149
Teleflex, Inc.
385,000 4.250%,  6/1/2028
h
396,623
Principal
Amount Long-Term Fixed Income (21.7%) Value
Consumer Non-Cyclical (0.7%) - continued
Tenet Healthcare Corporation
$ 210,000 4.625%,  7/15/2024 $ 212,625
1,340,000 5.125%,  11/1/2027
h
1,395,275
255,000 6.125%,  10/1/2028
h
269,334
Teva Pharmaceutical Finance
Netherlands III BV
385,000 3.150%,  10/1/2026 361,900
Thermo Fisher Scientific, Inc.
625,000 2.000%,  10/15/2031 615,800
TreeHouse Foods, Inc.
266,000 4.000%,  9/1/2028
f
255,360
Tyson Foods, Inc.
748,000 3.550%,  6/2/2027 805,158
United Natural Foods, Inc.
515,000 6.750%,  10/15/2028
h
551,462
UnitedHealth Group, Inc.
1,450,000 4.625%,  7/15/2035 1,811,839
VRX Escrow Corporation
1,427,000 6.125%,  4/15/2025
h
1,453,485
Zoetis, Inc.
740,000 4.700%,  2/1/2043 943,162
Total 83,642,568
Energy (0.5%)
Antero Resources Corporation
585,000 5.375%,  3/1/2030
h
625,365
Apache Corporation
170,000 4.875%,  11/15/2027 185,300
620,000 4.375%,  10/15/2028 674,554
205,000 5.100%,  9/1/2040 231,650
Archrock Partners, LP
570,000 6.250%,  4/1/2028
h
594,350
BP Capital Markets America, Inc.
750,000 2.939%,  6/4/2051 719,898
700,000 3.543%,  4/6/2027 755,991
Buckeye Partners, LP
485,000 3.950%,  12/1/2026 494,317
Canadian Natural Resources, Ltd.
440,000 2.050%,  7/15/2025 444,206
525,000 2.950%,  7/15/2030 531,503
Cenovus Energy, Inc.
240,000 5.375%,  7/15/2025 264,846
Cheniere Energy Partners, LP
197,000 3.250%,  1/31/2032
h
198,970
Cheniere Energy, Inc.
220,000 4.625%,  10/15/2028 234,018
CNX Resources Corporation
330,000 6.000%,  1/15/2029
h
343,200
Comstock Resources, Inc.
410,000 5.875%,  1/15/2030
h
420,250
ConocoPhillips
1,870,000 6.500%,  2/1/2039 2,716,437
Continental Resources, Inc.
426,000 2.268%,  11/15/2026
h
422,805
270,000 4.375%,  1/15/2028 291,883
893,000 5.750%,  1/15/2031
h
1,051,615
CQP Holdco, LP
377,000 5.500%,  6/15/2031
h
393,494
Devon Energy Corporation
1,756,000 4.500%,  1/15/2030 1,885,233

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Energy (0.5%) - continued
Diamondback Energy, Inc.
$ 1,250,000 3.500%,  12/1/2029 $ 1,325,509
DT Midstream, Inc.
495,000 4.125%,  6/15/2029
h
506,756
165,000 4.375%,  6/15/2031
h
171,600
Endeavor Energy Resources, LP
380,000 5.750%,  1/30/2028
h
405,036
Energean Israel Finance, Ltd.
515,000 4.500%,  3/30/2024
h
517,575
Energy Transfer, LP
950,000 4.000%,  10/1/2027 1,020,031
970,000 4.900%,  3/15/2035 1,095,122
800,000 5.150%,  2/1/2043 882,177
1,100,000 6.000%,  6/15/2048 1,366,561
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 610,450
Enterprise Products Operating,
LLC
1,250,000 3.300%,  2/15/2053 1,243,238
EQM Midstream Partners, LP
680,000 6.500%,  7/1/2027
h
761,600
EQT Corporation
165,000 3.125%,  5/15/2026
h
169,377
480,000 3.900%,  10/1/2027 514,810
Equinor ASA
750,000 3.000%,  4/6/2027 791,143
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,570,739
Genesis Energy, LP
270,000 6.500%,  10/1/2025 266,625
165,000 8.000%,  1/15/2027 170,042
Halliburton Company
960,000 2.920%,  3/1/2030
f
987,577
Harvest Midstream, LP
670,000 7.500%,  9/1/2028
h
716,900
Hess Midstream Operations, LP
450,000 5.625%,  2/15/2026
h
463,500
Hilcorp Energy I, LP
540,000 5.750%,  2/1/2029
h
556,589
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
h
465,300
Laredo Petroleum, Inc.
810,000 7.750%,  7/31/2029
f,h
789,750
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,194,088
Marathon Petroleum Corporation
396,000 6.500%,  3/1/2041 544,452
MPLX, LP
400,000 4.875%,  12/1/2024 434,158
1,496,000 4.875%,  6/1/2025 1,637,012
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 361,365
Nabors Industries, Ltd.
630,000 7.250%,  1/15/2026
h
582,750
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 1,117,339
Newfield Exploration Company
1,185,000 5.625%,  7/1/2024 1,304,426
700,000 5.375%,  1/1/2026 775,962
Principal
Amount Long-Term Fixed Income (21.7%) Value
Energy (0.5%) - continued
NGL Energy Operating, LLC
$ 360,000 7.500%,  2/1/2026
h
$ 371,268
NGL Energy Partners, LP
360,000 7.500%,  11/1/2023
f
354,600
NuStar Logistics, LP
560,000 5.750%,  10/1/2025 602,627
Oasis Petroleum, Inc.
415,000 6.375%,  6/1/2026
h
434,713
Occidental Petroleum Corporation
600,000 3.400%,  4/15/2026 615,408
185,000 8.500%,  7/15/2027 230,788
1,150,000 3.500%,  8/15/2029 1,181,395
380,000 6.450%,  9/15/2036 484,502
658,000 4.400%,  4/15/2046 674,450
ONEOK, Inc.
1,070,000 2.200%,  9/15/2025 1,080,714
Ovintiv, Inc.
180,000 7.375%,  11/1/2031 234,632
270,000 6.625%,  8/15/2037 353,456
PBF Holding Company, LLC
260,000 9.250%,  5/15/2025
h
247,325
Pioneer Natural Resources
Company
750,000 4.450%,  1/15/2026 818,356
Precision Drilling Corporation
410,000 6.875%,  1/15/2029
h
417,880
Sabine Pass Liquefaction, LLC
2,050,000 4.500%,  5/15/2030 2,312,447
Schlumberger Holdings
Corporation
995,000 4.000%,  12/21/2025
h
1,071,711
SM Energy Company
245,000 6.500%,  7/15/2028
f
253,575
Southwestern Energy Company
330,000 5.375%,  2/1/2029 348,975
235,000 4.750%,  2/1/2032 247,480
Summit Midstream Holdings, LLC
457,000 8.500%,  10/15/2026
h
476,162
Sunoco, LP
545,000 5.875%,  3/15/2028 576,338
Tallgrass Energy Finance
Corporation
790,000 5.500%,  1/15/2028
h
783,088
Targa Resources Partners, LP
430,000 5.375%,  2/1/2027 443,145
225,000 5.000%,  1/15/2028 237,082
145,000 4.875%,  2/1/2031 157,463
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
h
350,175
Transocean Proteus, Ltd.
160,000 6.250%,  12/1/2024
h
157,600
Transocean, Inc.
330,000 11.500%,  1/30/2027
h
323,400
USA Compression Partners, LP
270,000 6.875%,  4/1/2026 280,800
Venture Global Calcasieu Pass,
LLC
483,000 3.875%,  8/15/2029
h
501,113
290,000 4.125%,  8/15/2031
h
307,400
Vine Energy Holdings, LLC
340,000 6.750%,  4/15/2029
h
368,900

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Energy (0.5%) - continued
W&T Offshore, Inc.
$ 206,000 9.750%,  11/1/2023
h
$ 196,730
Weatherford International, Ltd.
524,000 8.625%,  4/30/2030
h
543,991
Western Midstream Operating, LP
570,000 3.950%,  6/1/2025 597,329
320,000 5.500%,  8/15/2048 382,246
Williams Companies, Inc.
1,015,000 7.500%,  1/15/2031 1,372,793
Total 59,191,501
Financials (1.4%)
ACE INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 1,378,775
AerCap Ireland Capital DAC
1,510,000 3.500%,  1/15/2025 1,576,251
1,250,000 3.875%,  1/23/2028
f
1,325,437
550,000 3.400%,  10/29/2033 559,963
Air Lease Corporation
1,500,000 3.000%,  2/1/2030 1,497,147
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
h
714,744
1,050,000 2.850%,  1/26/2028
h
1,056,077
Alliant Holdings Intermediate, LLC
261,000 6.750%,  10/15/2027
h
270,787
Ally Financial, Inc.
1,615,000 5.750%,  11/20/2025 1,821,445
1,000,000 8.000%,  11/1/2031 1,415,569
Altice Financing SA
235,000 5.750%,  8/15/2029
h
232,650
American Finance Trust, Inc.
395,000 4.500%,  9/30/2028
h
397,907
American Homes 4 Rent, LP
1,000,000 2.375%,  7/15/2031 980,035
American International Group, Inc.
845,000 3.750%,  7/10/2025 904,166
835,000 3.900%,  4/1/2026 904,978
AmWINS Group, Inc.
315,000 4.875%,  6/30/2029
h
318,150
Ares Capital Corporation
1,100,000 3.875%,  1/15/2026 1,159,283
550,000 2.150%,  7/15/2026 542,497
Australia and New Zealand
Banking Group, Ltd.
700,000 2.950%,  7/22/2030
b,h
717,402
Aviation Capital Group, LLC
1,000,000 5.500%,  12/15/2024
h
1,094,088
Avolon Holdings Funding, Ltd.
800,000 5.250%,  5/15/2024
h
858,234
275,000 4.250%,  4/15/2026
h
291,416
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
h
954,852
Banco Santander SA
1,000,000 1.722%,  9/14/2027
b
981,803
Bank of America Corporation
1,050,000 4.200%,  8/26/2024 1,125,452
970,000 4.000%,  1/22/2025 1,035,948
1,800,000 3.458%,  3/15/2025
b
1,882,461
575,000 1.734%,  7/22/2027
b
570,812
800,000 3.824%,  1/20/2028
b
866,301
Principal
Amount Long-Term Fixed Income (21.7%) Value
Financials (1.4%) - continued
$ 500,000 2.087%,  6/14/2029
b
$ 496,486
1,500,000 2.496%,  2/13/2031
b
1,503,823
900,000 2.592%,  4/29/2031
b
909,157
1,475,000 1.922%,  10/24/2031
b
1,412,249
1,375,000 4.244%,  4/24/2038
b
1,613,339
Barclays plc
1,290,000 4.972%,  5/16/2029
b
1,471,400
1,475,000 3.564%,  9/23/2035
b
1,510,598
BPCE SA
1,091,000 3.500%,  10/23/2027
h
1,148,984
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 724,139
Camden Property Trust
1,800,000 3.150%,  7/1/2029 1,914,277
CANPACK SA
700,000 3.125%,  11/1/2025
h
700,000
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,198,188
Cascades USA, Inc.
370,000 5.125%,  1/15/2026
h
384,800
Chobani, LLC
824,000 4.625%,  11/15/2028
h
846,623
CIT Group, Inc.
1,060,000 5.250%,  3/7/2025 1,167,728
750,000 6.125%,  3/9/2028 905,625
Citigroup, Inc.
827,000 0.981%,  5/1/2025
b
820,478
1,515,000 4.400%,  6/10/2025 1,649,877
607,000 1.281%,  11/3/2025
b
605,368
745,000 3.200%,  10/21/2026 789,468
1,094,000 3.668%,  7/24/2028
b
1,179,924
490,000 4.125%,  7/25/2028 537,729
915,000 3.520%,  10/27/2028
b
981,504
978,000 4.650%,  7/23/2048 1,255,794
CNA Financial Corporation
650,000 3.900%,  5/1/2029 719,403
Coinbase Global, Inc.
261,000 3.625%,  10/1/2031
h
240,120
Commerzbank AG
1,350,000 8.125%,  9/19/2023
h
1,487,502
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
h
635,500
Credit Agricole SA
625,000 6.875%,  9/23/2024
b,h,k
682,031
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,h,k
988,992
1,800,000 2.193%,  6/5/2026
b,h
1,810,060
Danske Bank AS
450,000 0.976%,  9/10/2025
b,h
443,066
900,000 3.244%,  12/20/2025
b,h
935,079
Deutsche Bank AG
680,000 2.311%,  11/16/2027
b
679,697
1,175,000 3.729%,  1/14/2032
b
1,201,226
Discover Bank
1,670,000 4.682%,  8/9/2028
b
1,745,360
Diversified Healthcare Trust
207,000 4.375%,  3/1/2031 198,806
Drawbridge Special Opportunities
Fund, LP
750,000 3.875%,  2/15/2026
h
763,926

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Financials (1.4%) - continued
Duke Realty, LP
$ 925,000 2.875%,  11/15/2029 $ 961,066
EPR Properties
405,000 4.950%,  4/15/2028 437,010
621,000 3.600%,  11/15/2031 614,382
ERP Operating, LP
337,000 3.375%,  6/1/2025 356,817
First Horizon Bank
250,000 5.750%,  5/1/2030 299,024
First Horizon National Corporation
1,000,000 4.000%,  5/26/2025 1,069,071
Fortress Transportation and
Infrastructure Investors, LLC
360,000 6.500%,  10/1/2025
h
372,150
235,000 5.500%,  5/1/2028
h
239,488
FS KKR Capital Corporation
689,000 1.650%,  10/12/2024 675,938
500,000 4.250%,  2/14/2025
h
523,294
1,300,000 3.400%,  1/15/2026 1,320,137
GE Capital International Funding
Company
1,475,000 4.418%,  11/15/2035 1,760,206
Global Net Lease, Inc.
695,000 3.750%,  12/15/2027
h
678,749
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 1,049,057
1,930,000 0.925%,  10/21/2024
b
1,921,698
785,000 1.948%,  10/21/2027
b
781,546
275,000 1.992%,  1/27/2032
b
263,664
1,130,000 4.750%,  10/21/2045 1,454,402
HCP, Inc.
205,000 3.400%,  2/1/2025 215,078
HSBC Holdings plc
1,134,000 1.162%,  11/22/2024
b
1,130,635
1,850,000 3.803%,  3/11/2025
b
1,941,338
710,000 3.900%,  5/25/2026 765,708
HUB International, Ltd.
323,000 5.625%,  12/1/2029
h
332,761
Icahn Enterprises, LP
485,000 6.375%,  12/15/2025 493,487
635,000 5.250%,  5/15/2027 653,053
iStar, Inc.
625,000 4.250%,  8/1/2025 639,062
J.P. Morgan Chase & Company
445,000 3.125%,  1/23/2025 467,262
500,000 0.824%,  6/1/2025
b
494,162
889,000 1.561%,  12/10/2025
b
889,948
850,000 1.040%,  2/4/2027
b
822,674
720,000 1.578%,  4/22/2027
b
711,514
1,475,000 4.203%,  7/23/2029
b
1,649,982
900,000 2.522%,  4/22/2031
b
909,659
1,100,000 1.953%,  2/4/2032
b
1,059,479
1,740,000 3.882%,  7/24/2038
b
1,974,901
960,000 3.157%,  4/22/2042
b
1,002,125
Jefferies Finance, LLC
570,000 5.000%,  8/15/2028
h
584,250
Kimco Realty Corporation
1,142,000 3.300%,  2/1/2025 1,200,279
Lloyds Banking Group plc
1,950,000 3.870%,  7/9/2025
b
2,059,937
Principal
Amount Long-Term Fixed Income (21.7%) Value
Financials (1.4%) - continued
LPL Holdings, Inc.
$ 410,000 4.000%,  3/15/2029
h
$ 419,737
Macquarie Group, Ltd.
1,103,000 1.201%,  10/14/2025
b,h
1,093,309
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
*
1,132,549
MGM Growth Properties Operating
Partnership, LP
1,237,000 4.625%,  6/15/2025
h
1,318,753
616,000 5.750%,  2/1/2027 696,080
Mitsubishi UFJ Financial Group,
Inc.
835,000 0.962%,  10/11/2025
b
823,385
1,870,000 3.287%,  7/25/2027 1,997,074
1,750,000 2.048%,  7/17/2030 1,699,685
Morgan Stanley
600,000 2.188%,  4/28/2026
b
611,770
1,925,000 4.350%,  9/8/2026 2,127,775
1,244,000 3.591%,  7/22/2028
b
1,341,146
1,600,000 3.622%,  4/1/2031
b
1,743,509
825,000 2.802%,  1/25/2052
b
809,490
MPT Operating Partnership, LP
467,000 4.625%,  8/1/2029 492,685
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 762,556
Nationwide Building Society
950,000 3.622%,  4/26/2023
b,h
957,728
NatWest Group plc
1,050,000 6.000%,  12/29/2025
b,k
1,149,036
1,250,000 4.445%,  5/8/2030
b
1,403,961
850,000 3.032%,  11/28/2035
b
838,686
Navient Corporation
340,000 5.500%,  1/25/2023 354,110
160,000 5.000%,  3/15/2027 163,178
NFP Corporation
225,000 6.875%,  8/15/2028
h
225,580
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 809,577
875,000 3.375%,  2/1/2031 881,341
OneMain Finance Corporation
705,000 6.875%,  3/15/2025 784,313
245,000 3.500%,  1/15/2027 242,244
365,000 6.625%,  1/15/2028 408,800
Owl Rock Capital Corporation
250,000 4.250%,  1/15/2026 262,893
1,425,000 3.400%,  7/15/2026 1,447,892
Owl Rock Technology Finance
Corporation
250,000 4.750%,  12/15/2025
h
266,122
Park Aerospace Holdings, Ltd.
800,000 4.500%,  3/15/2023
h
825,600
Park Intermediate Holdings, LLC
175,000 4.875%,  5/15/2029
h
178,937
PennyMac Financial Services, Inc.
450,000 4.250%,  2/15/2029
h
432,630
Playtika Holding Corporation
335,000 4.250%,  3/15/2029
h
328,300
Principal Life Global Funding II
825,000 1.250%,  8/16/2026
h
805,130

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Financials (1.4%) - continued
Prudential Financial, Inc.
$ 500,000 3.700%,  3/13/2051 $ 568,944
Radian Group, Inc.
340,000 4.875%,  3/15/2027 364,841
Realty Income Corporation
1,300,000 4.125%,  10/15/2026 1,434,644
1,100,000 2.850%,  12/15/2032 1,141,466
Regency Centers, LP
1,100,000 4.125%,  3/15/2028 1,227,291
Reinsurance Group of America,
Inc.
1,100,000 4.700%,  9/15/2023 1,164,519
Rocket Mortgage Co-Issuer, Inc.
440,000 3.625%,  3/1/2029
h
441,650
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
b
979,067
Service Properties Trust
260,000 4.750%,  10/1/2026 252,851
174,000 4.950%,  2/15/2027 168,780
260,000 5.500%,  12/15/2027 266,833
Simon Property Group, LP
1,250,000 3.800%,  7/15/2050 1,401,699
Societe Generale SA
1,122,000 4.750%,  11/24/2025
h
1,218,773
Spirit Realty, LP
1,250,000 2.100%,  3/15/2028 1,216,627
Standard Chartered plc
1,847,000 1.822%,  11/23/2025
b,h
1,844,726
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,193,859
850,000 1.710%,  1/12/2031 800,469
Sumitomo Mitsui Trust Bank, Ltd.
1,000,000 0.800%,  9/16/2024
h
983,324
Synchrony Financial
590,000 4.250%,  8/15/2024 624,887
925,000 3.950%,  12/1/2027 993,283
Truist Financial Corporation
500,000 1.887%,  6/7/2029
b
492,349
UBS Group Funding Jersey, Ltd.
846,000 4.125%,  9/24/2025
h
913,385
UDR, Inc.
875,000 2.100%,  8/1/2032 831,719
United Wholesale Mortgage, LLC
500,000 5.500%,  4/15/2029
h
490,625
VICI Properties, LP
340,000 4.250%,  12/1/2026
h
354,100
200,000 3.750%,  2/15/2027
h
206,569
290,000 4.625%,  12/1/2029
h
308,625
Wells Fargo & Company
1,320,000 3.000%,  2/19/2025 1,378,085
125,000 3.000%,  4/22/2026 131,301
1,475,000 3.000%,  10/23/2026 1,549,623
1,400,000 2.393%,  6/2/2028
b
1,422,861
1,180,000 4.900%,  11/17/2045 1,483,900
Welltower, Inc.
750,000 2.050%,  1/15/2029 738,132
Total 158,893,317
Principal
Amount Long-Term Fixed Income (21.7%) Value
Mortgage-Backed Securities (5.9%)
Federal National Mortgage
Association
$ 31,452,898 2.500%,  12/1/2051 $ 32,305,351
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
45,775,000 1.500%,  1/1/2037
e
45,897,495
115,875,000 2.000%,  1/1/2037
e
118,647,428
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
194,100,000 2.000%,  1/1/2052
e,l
193,501,957
111,850,000 2.500%,  1/1/2052
e,l
114,113,754
80,575,000 3.000%,  1/1/2048
e
83,472,740
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
97,700,000 2.500%,  1/1/2052
e
100,050,798
Total 687,989,523
Technology (0.4%)
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 1,180,964
Apple, Inc.
2,570,000 3.750%,  9/12/2047 3,004,674
Black Knight InfoServ, LLC
593,000 3.625%,  9/1/2028
h
592,223
Broadcom Corporation
542,000 3.875%,  1/15/2027 587,686
Broadcom, Inc.
600,000 5.000%,  4/15/2030 698,535
604,000 3.469%,  4/15/2034
h
632,188
1,350,000 3.187%,  11/15/2036
h
1,347,648
CommScope Technologies
Finance, LLC
425,000 6.000%,  6/15/2025
h
425,000
CommScope, Inc.
385,000 7.125%,  7/1/2028
h
378,262
Dell International, LLC
1,760,000 6.020%,  6/15/2026 2,034,299
124,000 8.350%,  7/15/2046 206,151
Fiserv, Inc.
1,000,000 2.250%,  6/1/2027 1,017,393
1,150,000 2.650%,  6/1/2030 1,166,900
Gartner, Inc.
325,000 3.625%,  6/15/2029
h
328,591
605,000 3.750%,  10/1/2030
h
618,552
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
h
589,939
750,000 5.250%,  7/15/2030
h
790,366
585,000 4.500%,  2/15/2031
h
591,254
Lam Research Corporation
1,500,000 2.875%,  6/15/2050 1,494,596
Microchip Technology, Inc.
500,000 0.983%,  9/1/2024
h
490,814
Micron Technology, Inc.
1,000,000 4.663%,  2/15/2030 1,152,480
Microsoft Corporation
1,500,000 3.041%,  3/17/2062 1,604,622
2,250,000 3.700%,  8/8/2046 2,683,613

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Technology (0.4%) - continued
MSCI, Inc.
$ 465,000 4.000%,  11/15/2029
h
$ 485,925
NCR Corporation
1,020,000 6.125%,  9/1/2029
h
1,090,015
NVIDIA Corporation
1,500,000 3.500%,  4/1/2040 1,685,711
NXP Funding, LLC
480,000 5.550%,  12/1/2028
h
574,861
480,000 4.300%,  6/18/2029
h
537,759
480,000 3.250%,  5/11/2041
h
496,111
Open Text Corporation
675,000 4.125%,  2/15/2030
h
695,250
Oracle Corporation
1,815,000 3.850%,  7/15/2036 1,917,257
1,500,000 3.600%,  4/1/2040 1,504,282
1,250,000 4.000%,  7/15/2046 1,297,403
PTC, Inc.
300,000 3.625%,  2/15/2025
h
304,125
270,000 4.000%,  2/15/2028
h
274,725
Qorvo, Inc.
960,000 3.375%,  4/1/2031
h
977,222
Rackspace Technology Global,
Inc.
540,000 5.375%,  12/1/2028
f,h
526,500
Seagate HDD Cayman
810,000 3.125%,  7/15/2029 790,961
670,000 3.375%,  7/15/2031 651,990
Sensata Technologies, Inc.
790,000 3.750%,  2/15/2031
h
787,195
Shift4 Payments, LLC
190,000 4.625%,  11/1/2026
h
196,842
SS&C Technologies, Inc.
1,120,000 5.500%,  9/30/2027
h
1,170,400
Switch, Ltd.
570,000 3.750%,  9/15/2028
h
574,275
Texas Instruments, Inc.
1,630,000 4.150%,  5/15/2048 2,033,429
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
h
395,980
VMware, Inc.
825,000 4.650%,  5/15/2027 927,815
Total 43,512,783
Transportation (0.1%)
Air Canada
120,000 3.875%,  8/15/2026
h
122,400
Air Canada Pass Through Trust
290,061 3.875%,  3/15/2023
h
291,546
American Airlines, Inc.
545,000 11.750%,  7/15/2025
h
672,394
1,166,000 5.500%,  4/20/2026
h
1,212,494
125,000 5.750%,  4/20/2029
h
133,590
Avis Budget Car Rental, LLC
450,000 5.375%,  3/1/2029
f,h
474,669
Burlington Northern Santa Fe, LLC
1,120,000 5.750%,  5/1/2040 1,554,632
575,000 4.450%,  3/15/2043 706,750
Canadian Pacific Railway
Company
852,000 3.100%,  12/2/2051 876,129
Principal
Amount Long-Term Fixed Income (21.7%) Value
Transportation (0.1%) - continued
$ 568,000 3.000%,  12/2/2041 $ 580,819
CSX Corporation
900,000 3.800%,  4/15/2050 1,024,250
Delta Air Lines, Inc.
551,000 7.000%,  5/1/2025
h
630,019
1,580,000 4.750%,  10/20/2028
h
1,725,330
Hertz Corporation
323,000 4.625%,  12/1/2026
h
325,019
388,000 5.000%,  12/1/2029
h
388,332
Southwest Airlines Company
1,050,000 5.125%,  6/15/2027 1,200,384
960,000 2.625%,  2/10/2030 958,579
United Airlines, Inc.
540,000 4.375%,  4/15/2026
h
563,077
540,000 4.625%,  4/15/2029
h
556,875
Total 13,997,288
U.S. Government & Agencies (7.8%)
U.S. Treasury Bonds
9,660,000 1.625%,  11/15/2050 9,000,026
7,285,000 2.250%,  11/15/2027 7,648,396
72,550,000 2.875%,  5/15/2028 79,042,658
19,150,000 5.250%,  11/15/2028 23,962,186
13,650,000 1.625%,  8/15/2029 13,847,818
3,250,000 1.500%,  2/15/2030 3,266,758
3,750,000 0.875%,  11/15/2030 3,565,283
270,000 1.125%,  2/15/2031 262,037
2,975,000 4.375%,  5/15/2040 4,164,187
44,475,000 1.375%,  11/15/2040 40,531,318
1,340,000 3.000%,  5/15/2042 1,586,749
68,726,000 2.500%,  5/15/2046 75,955,653
46,100,000 2.875%,  5/15/2049 55,532,493
U.S. Treasury Notes
14,960,000 0.125%,  10/31/2022 14,934,872
16,300,000 2.000%,  11/30/2022 16,536,223
106,955,000 0.125%,  1/31/2023 106,587,342
4,910,000 2.500%,  3/31/2023 5,031,024
9,380,000 0.125%,  4/30/2023 9,329,802
78,270,000 0.125%,  7/31/2023 77,655,458
22,660,000 0.125%,  8/31/2023 22,460,840
22,900,000 0.125%,  10/15/2023 22,671,000
82,550,000 2.500%,  1/31/2024 85,503,742
25,885,000 2.125%,  7/31/2024 26,707,051
28,665,000 2.250%,  11/15/2024 29,717,543
19,170,000 2.125%,  11/30/2024 19,809,499
52,575,000 2.625%,  1/31/2026 55,591,901
800,000 0.500%,  2/28/2026 777,281
90,300,000 2.500%,  2/28/2026 95,051,332
1,500,000 0.750%,  1/31/2028 1,444,453
Total 908,174,925
Utilities (0.4%)
Ameren Illinois Company
830,000 4.500%,  3/15/2049 1,055,757
American Electric Power
Company, Inc.
710,000 3.875%,  2/15/2062
b
720,780
American Water Capital
Corporation
1,500,000 2.800%,  5/1/2030 1,554,528
Appalachian Power Company
750,000 3.300%,  6/1/2027 800,044

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.7%) Value
Utilities (0.4%) - continued
Berkshire Hathaway Energy
Company
$ 1,165,000 4.500%,  2/1/2045 $ 1,410,706
Calpine Corporation
770,000 4.500%,  2/15/2028
h
798,875
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 710,346
CenterPoint Energy, Inc.
600,000 2.500%,  9/1/2024 616,598
900,000 4.250%,  11/1/2028 999,931
CMS Energy Corporation
490,000 2.950%,  2/15/2027 508,422
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 1,143,281
Consolidated Edison Company of
New York, Inc.
1,250,000 4.125%,  5/15/2049 1,430,861
Consolidated Edison, Inc.
579,000 4.500%,  12/1/2045 683,510
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,503,776
Dominion Energy South Carolina,
Inc.
650,000 5.100%,  6/1/2065 929,304
DTE Electric Company
965,000 3.700%,  3/15/2045 1,067,598
475,000 3.700%,  6/1/2046 535,057
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 1,212,053
Duke Energy Corporation
770,000 3.750%,  9/1/2046 821,510
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 1,095,845
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,726,995
Edison International
725,000 5.750%,  6/15/2027 826,613
Exelon Corporation
585,000 4.700%,  4/15/2050 734,373
983,000 4.450%,  4/15/2046 1,174,137
FirstEnergy Corporation
460,000 3.350%,  7/15/2022 461,426
ITC Holdings Corporation
216,000 4.050%,  7/1/2023 223,670
760,000 5.300%,  7/1/2043 993,317
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
h
456,031
Mississippi Power Company
1,040,000 3.950%,  3/30/2028 1,139,018
National Rural Utilities Cooperative
Finance Corporation
1,050,000 3.700%,  3/15/2029 1,155,379
NextEra Energy Operating
Partners, LP
740,000 3.875%,  10/15/2026
h
783,660
NiSource Finance Corporation
900,000 5.650%,  2/1/2045 1,215,335
NiSource, Inc.
1,125,000 3.600%,  5/1/2030 1,212,550
Principal
Amount Long-Term Fixed Income (21.7%) Value
Utilities (0.4%) - continued
NRG Energy, Inc.
$ 790,000 3.375%,  2/15/2029
h
$ 774,121
240,000 5.250%,  6/15/2029
h
257,132
Pacific Gas and Electric Company
1,052,000 4.950%,  7/1/2050 1,145,687
900,000 3.300%,  12/1/2027 914,768
1,026,000 4.550%,  7/1/2030 1,109,308
PG&E Corporation
471,000 5.000%,  7/1/2028 495,407
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 638,860
Public Service Electric & Gas
Company
400,000 3.000%,  5/15/2027 422,998
San Diego Gas and Electric
Company
940,000 4.150%,  5/15/2048 1,118,065
Southern California Edison
Company
1,500,000 4.000%,  4/1/2047 1,653,921
Southern Company
843,000 3.250%,  7/1/2026 891,795
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 719,866
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 667,739
Suburban Propane Partners, LP
740,000 5.875%,  3/1/2027 764,050
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
h
794,400
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 1,084,342
Vistra Operations Company, LLC
550,000 5.000%,  7/31/2027
h
570,801
Total 45,724,546
Total Long-Term Fixed Income
(cost $2,464,977,281) 2,528,203,328
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
38,430,732 Thrivent Cash Management Trust 38,430,732
Total Collateral Held for
Securities Loaned
(cost $38,430,732) 38,430,732

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 14.1% ) Value
Federal Home Loan Bank Discount
Notes
600,000 0.020%, 1/5/2022
m,n
$ 600,000
16,000,000 0.042%, 1/19/2022
m,n
15,999,929
3,900,000 0.040%, 1/26/2022
m,n
3,899,975
26,700,000 0.045%, 2/2/2022
m,n
26,699,555
17,600,000 0.036%, 2/9/2022
m,n
17,599,638
300,000 0.037%, 2/11/2022
m,n
299,993
16,700,000 0.030%, 2/15/2022
m,n
16,699,601
2,500,000 0.040%, 2/23/2022
m,n
2,499,929
1,200,000 0.040%, 3/16/2022
m,n
1,199,880
Thrivent Core Short-Term Reserve
Fund
154,168,695 0.200% 1,541,686,949
U.S. Treasury Bills
6,000,000 0.041%, 1/20/2022
m,o
5,999,965
12,400,000 0.047%, 2/17/2022
m,p
12,399,535
700,000 0.039%, 3/24/2022
m,p
699,913
Total Short-Term Investments
(cost $1,646,159,636) 1,646,284,862
Total Investments (cost
$9,762,643,497) 105.9% $12,351,853,240
Other Assets and Liabilities, Net
(5.9%) (687,771,821)
Total Net Assets 100.0% $11,664,081,419
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $462,514,655 or
4.0% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2021.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover
written options.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At December 31, 2021, $514,997 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderate Allocation Portfolio as of December 31, 2021
was $1,132,549 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2021.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 1,140,995
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of December 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 9,012,669
Common Stock 28,118,303
Total lending $37,130,972
Gross amount payable upon return of
collateral for securities loaned $38,430,732
Net amounts due to counterparty $1,299,760
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,660,253,519
Gross unrealized depreciation (99,590,576)
Net unrealized appreciation (depreciation) $ 2,560,662,943
Cost for federal income tax purposes $ 9,806,107,480

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 9,039,897 – 7,290,534 1,749,363
Capital Goods 31,191,153 – 29,725,003 1,466,150
Communications Services 22,289,600 – 21,122,727 1,166,873
Consumer Cyclical 23,652,346 – 22,605,606 1,046,740
Consumer Non-Cyclical 23,696,138 – 21,705,370 1,990,768
Energy 3,423,939 – 3,423,939 –
Financials 6,835,383 – 5,737,645 1,097,738
Technology 17,994,963 – 17,994,963 –
Transportation 8,566,515 – 8,566,515 –
Utilities 5,044,915 – 5,044,915 –
Registered Investment Companies
Unaffiliated 85,175,933 85,175,933 – –
Affiliated 3,682,029,215 3,682,029,215 – –
Common Stock
Communications Services 322,401,337 322,185,155 – 216,182
Consumer Discretionary 447,418,788 447,418,788 – –
Consumer Staples 121,050,997 121,050,997 – –
Energy 75,589,026 75,589,026 – –
Financials 461,637,395 457,744,625 3,892,770 –
Health Care 462,540,077 462,540,077 – –
Industrials 452,793,719 450,792,654 2,001,065 –
Information Technology 974,190,041 966,729,496 7,460,545 –
Materials 104,675,620 103,238,945 1,436,666 9
Real Estate 156,799,375 156,799,375 – –
Utilities 63,080,803 63,080,803 – –
Long-Term Fixed Income
Asset-Backed Securities 153,463,799 – 153,463,799 –
Basic Materials 24,893,008 – 24,893,008 –
Capital Goods 41,739,977 – 41,739,977 –
Collateralized Mortgage Obligations 133,495,862 – 132,495,862 1,000,000
Commercial Mortgage-Backed Securities 26,220,555 – 26,220,555 –
Communications Services 69,565,534 – 69,565,534 –
Consumer Cyclical 77,698,142 – 77,698,142 –
Consumer Non-Cyclical 83,642,568 – 83,642,568 –
Energy 59,191,501 – 59,191,501 –
Financials 158,893,317 – 158,893,317 –
Mortgage-Backed Securities 687,989,523 – 687,989,523 –
Technology 43,512,783 – 43,512,783 –
Transportation 13,997,288 – 13,997,288 –
U.S. Government & Agencies 908,174,925 – 908,174,925 –
Utilities 45,724,546 – 45,724,546 –
Short-Term Investments 104,597,913 – 104,597,913 –
Subtotal Investments in Securities $10,193,918,416 $7,394,375,089 $2,789,809,504 $9,733,823
Other Investments  * Total
Affiliated Registered Investment Companies 577,817,143
Affiliated Short-Term Investments 1,541,686,949
Collateral Held for Securities Loaned 38,430,732
Subtotal Other Investments $2,157,934,824
Total Investments at Value $12,351,853,240
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 30,087,315 30,087,315 – –
Total Asset Derivatives $30,087,315 $30,087,315 $– $–
Liability Derivatives
Futures Contracts 15,251,100 15,251,100 – –
Call Options Written 160,830 – – 160,830
Credit Default Swaps 75,663 – 75,663 –
Total Liability Derivatives $15,487,593 $15,251,100 $75,663 $160,830
The following table presents Moderate Allocation Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$85,958,505 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 600 March 2022 $ 78,044,118 $ 237,132
CBOT 2-Yr. U.S. Treasury Note 360 March 2022 78,590,614 (48,737)
CBOT 5-Yr. U.S. Treasury Note 541 March 2022 65,483,819 (35,500)
CBOT U.S. Long Bond 525 March 2022 84,128,866 100,821
CME E-mini Russell 2000 Index 76 March 2022 8,418,760 103,880
CME E-mini S&P 500 Index 3,881 March 2022 904,656,106 18,730,819
CME E-mini S&P Mid-Cap 400 Index 11 March 2022 3,050,072 71,398
CME Ultra Long Term U.S. Treasury Bond 872 March 2022 169,159,297 2,733,703
ICE mini MSCI EAFE Index 3,847 March 2022 438,871,625 7,726,605
Ultra 10-Yr. U.S. Treasury Note 304 March 2022 44,381,330 135,670
Total Futures Long Contracts $ 1,874,784,607 $ 29,755,791
CBOT 2-Yr. U.S. Treasury Note (110) March 2022 ( $ 23,998,569) ( $ 338)
CBOT 5-Yr. U.S. Treasury Note (1,003) March 2022 (121,336,360) (3,129)
CME E-mini NASDAQ 100 Index (626) March 2022 (202,210,611) (2,125,179)
CME E-mini Russell 2000 Index (4,067) March 2022 (453,846,087) (2,227,293)
CME E-mini S&P Mid-Cap 400 Index (1,711) March 2022 (474,719,546) (10,810,924)
ICE US mini MSCI Emerging Markets Index (416) March 2022 (25,754,327) 247,287
Total Futures Short Contracts ( $ 1,301,865,500) ($14,919,576)
Total Futures Contracts $ 572,919,107 $14,836,215

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderate Allocation Portfolio's options contracts held as of December 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (31.50) $ 101.81 February 2022 $ 32,137,535 ( $ 136,220) $ 56,964
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (31.50) 100.13 January 2022 31,402,945 (24,610) 99,667
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($160,830) $156,631
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderate Allocation Portfolio's swaps contracts held as of December 31, 2021. Investments totaling $13,099,448 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Sell 12/20/2026 ( $ 139,050,000) $ – ( $ 75,663) ( $ 75,663)
Total Credit Default Swaps $– ($75,663) ($75,663)
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 26,879,989
Total Equity Contracts 26,879,989
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,207,326
Options Written Net Assets - Distributable earnings/(accumulated loss) 156,631
Total Interest Rate Contracts 3,363,957
Total Asset Derivatives $30,243,946
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 15,163,396
Total Equity Contracts 15,163,396
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 87,704
Total Interest Rate Contracts 87,704
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 75,663
Total Credit Contracts 75,663
Total Liability Derivatives $15,326,763
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 18,914,796
Total Equity Contracts
18,914,796
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (13,042,325)
Total Foreign Exchange Contracts (13,042,325)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 1,504,116
Options Purchased Net realized gains/(losses) on Investments 1,441,446
Futures Net realized gains/(losses) on Futures contracts 4,093,190
Total Interest Rate Contracts
7,038,752
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 3,738,211
Total Credit Contracts
3,738,211
Total $16,649,434

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 16,397,664
Total Equity Contracts 16,397,664
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 211,995
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments 150,112
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,805,060
Total Interest Rate Contracts 3,167,167
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (75,663)
Total Credit Contracts (75,663)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 381,494
Total Foreign Exchange Contracts 381,494
Total $19,870,662
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,437,832,837
Futures - Short (1,380,908,331)
Interest Rate Contracts
Futures - Long 510,168,867
Futures - Short (55,183,207)
Options Purchased 34,475,161
Options Written (62,928,112)
Foreign Exchange Contracts
Futures - Long 126,478,501
Futures - Short (12,206,761)
Credit Contracts
Credit Default Swaps - Sell Protection 8,556,003

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $261,775 $11,059 $27,000 $226,029 23,545 2.0%
Core Emerging Markets Equity 78,541 5,386 18,000 60,291 5,656 0.5
Core International Equity 57,326 – 61,251 – – –
Core Low Volatility Equity 448,746 47,575 221,000 291,498 21,802 2.5
Global Stock 436,493 19,913 – 526,874 32,141 4.5
High Yield 203,397 9,186 61,000 150,776 32,400 1.3
Income 680,517 37,112 161,600 515,935 47,931 4.4
International Allocation 536,533 9,178 146,000 463,985 40,625 4.0
International Index 60,008 547 – 66,527 4,781 0.6
Large Cap Value 712,027 39,838 – 940,263 38,933 8.1
Limited Maturity Bond 348,789 5,302 77,350 272,430 27,308 2.3
Mid Cap Stock 484,590 32,833 47,000 577,438 20,979 5.0
Small Cap Stock 134,494 5,988 – 167,802 6,675 1.4
Total Affiliated Registered Investment
Companies 4,443,236 4,259,848 36.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 934,266 2,794,573 2,187,152 1,541,687 154,169 13.2
Total Affiliated Short-Term Investments 934,266 1,541,687 13.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 69,785 1,544,786 1,576,140 38,431 38,431 0.3
Total Collateral Held for Securities Loaned 69,785 38,431 0.3
Total Value $5,447,287 $5,839,966
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(1,328) $(18,477) $ – $11,058
Core Emerging Markets Equity 1,971 (7,607) 4,063 1,323
Core International Equity 5,755 (1,830) – –
Core Low Volatility Equity 18,090 (1,913) 43,611 3,963
Global Stock – 70,468 15,516 4,398
High Yield (3,515) 2,708 – 9,186
Income 6,090 (46,184) 19,008 18,105
International Allocation 8,316 55,958 – 9,179
International Index – 5,972 418 129
Large Cap Value – 188,398 29,650 10,188
Limited Maturity Bond 806 (5,117) – 5,301
Mid Cap Stock 6,641 100,374 31,505 1,328
Small Cap Stock – 27,320 4,735 1,253
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% (74) 74 – 1,804
Total Income/Non Income Cash from Affiliated
Investments $77,215
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 30 204
Total Affiliated Income from Securities Loaned, Net $204
Total Value $42,752 $370,144 $ 148,536

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 217,125
4.675%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 217,125
Flexsys, Inc./Ohio, Term Loan
615,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
616,537
Hexion, Inc., Term Loan
299,622
3.640%,  (LIBOR 3M +
3.500%), 7/1/2026
b
299,622
INEOS US Petrochem, LLC, Term
Loan
482,575
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
480,867
Innophos Holdings, Inc., Term
Loan
299,663
3.854%,  (LIBOR 1M +
3.750%), 2/7/2027
b
298,413
Momentive Performance Materials
USA, LLC, Term Loan
329,550
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
329,000
Nouryon USA, LLC, Term Loan
557,314
3.102%,  (LIBOR 1M +
3.000%), 10/1/2025
b
554,879
Pixelle Specialty Solutions, LLC,
Term Loan
537,483
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
534,317
Venator Finance SARL, Term Loan
341,434
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
338,235
Total 3,668,995
Capital Goods (0.2%)
Bingo Industries, Ltd., Term Loan
224,437
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
223,315
BW Holding, Inc., Delayed Draw
99,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
98,258
BW Holding, Inc., Term Loan
374,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b
371,195
Flex Acquisition Company, Inc.,
Term Loan
649,176
3.131%,  (LIBOR 3M +
3.000%), 6/29/2025
b
642,684
272,597
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
271,859
Gemini HDPE, LLC, Term Loan
415,861
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
414,950
GFL Environmental, Inc., Term
Loan
440,550
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
441,493
Graham Packaging Company,
Inc., Term Loan
451,587
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
449,939
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.2%) - continued
Grinding Media, Inc., Term Loan
$ 623,438
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
b
$ 621,879
Groupe Solmax, Inc., Term Loan
544,981
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
543,166
HRNI Holdings, LLC, Term Loan
298,000
0.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b,d,e
297,753
Hyperion Materials &
Technologies, Inc., Term Loan
375,000
5.000%,  (LIBOR 3M +
4.500%), 8/30/2028
b
375,157
LABL, Inc., Term Loan
150,000
0.000%,  (LIBOR 1M +
5.000%), 10/29/2028
b,d,e
149,625
LRS Holdings, LLC, Term Loan
298,000
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
297,255
Mauser Packaging Solutions
Holding Company, Term Loan
464,067
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
457,435
MI Windows and Doors, Inc., Term
Loan
400,950
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
402,329
Pactiv Evergreen Group Holdings,
Inc., Term Loan
361,350
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
358,980
Quikrete Holdings Inc., Term Loan
370,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
368,971
RLG Holdings, LLC, Term Loan
338,354
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
337,299
TransDigm, Inc., Term Loan
1,051,309
2.354%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,035,938
TricorBraun Holdings, Inc., Term
Loan
567,321
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
562,748
Trident TPI Holdings, Inc., Delayed
Draw
47,452
4.201%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
47,371
Trident TPI Holdings, Inc., Term
Loan
326,681
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b
326,119
Venga Finance SARL, Term Loan
298,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
291,483
Vertiv Group Corporation, Term
Loan
1,544,400
2.844%,  (LIBOR 1M +
2.750%), 3/2/2027
b
1,533,373

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.2%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 334,162
4.974%,  (LIBOR 3M +
4.750%), 8/12/2028
b
$ 334,162
Total 11,254,736
Communications Services (0.1%)
Allen Media, LLC, Term Loan
298,490
5.724%,  (LIBOR 3M +
5.500%), 2/10/2027
b
297,893
Altice France SA, Term Loan
296,050
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
290,253
Cablevision Lightpath, LLC, Term
Loan
425,700
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
424,636
CCI Buyer, Inc., Term Loan
114,137
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
114,138
CommScope, Inc., Term Loan
571,234
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
563,260
DIRECTV Financing, LLC, Term
Loan
679,363
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
679,560
E.W. Scripps Company, Term Loan
350,175
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
349,688
Entercom Media Corporation, Term
Loan
379,524
2.602%,  (LIBOR 1M +
2.500%), 11/17/2024
b
374,210
iHeartCommunications, Inc., Term
Loan
315,709
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
313,398
Metronet Systems Holdings, LLC,
Term Loan
554,235
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
553,820
NEP Group, Inc., Term Loan
698,400
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
683,168
70,000
7.104%,  (LIBOR 1M +
7.000%), 10/19/2026
b
68,407
Nexstar Media, Inc., Term Loan
687,053
2.599%,  (LIBOR 1M +
2.500%), 9/19/2026
b
685,081
ORBCOMM, Inc., Term Loan
329,175
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
328,625
Peraton Corporation, Term Loan
585,575
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
585,364
Sharp Midco, LLC, Term Loan
123,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c,d,e
122,693
Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
Terrier Media Buyer, Inc., Term
Loan
$ 589,050
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
$ 585,957
Univision Communications, Inc.,
Term Loan
305,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,d,e
304,238
Voyage Australia Property, Ltd.,
Term Loan
309,225
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
308,934
Xplornet Communications, Inc.,
Term Loan
329,175
4.500%,  (LIBOR 1M +
4.000%), 9/30/2028
b
328,490
290,000
7.500%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c
287,100
Total 8,248,913
Consumer Cyclical (0.1%)
ACProducts Holdings, Inc., Term
Loan
179,100
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
176,413
AI Aqua Merger Sub, Inc., Delayed
Draw
41,875
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
41,905
AI Aqua Merger Sub, Inc., Term
Loan
335,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
335,238
American Trailer World
Corporation, Term Loan
373,125
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
371,327
Caesars Resort Collection, LLC,
Term Loan
273,615
3.604%,  (LIBOR 1M +
3.500%), 7/20/2025
b
273,546
Carnival Corporation, Term Loan
302,695
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
299,668
Cengage Learning, Inc., Term
Loan
608,475
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
609,552
CP Atlas Buyer, Inc., Term Loan
372,212
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
370,165
Golden Entertainment, Inc., Term
Loan
788,125
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
785,501
Golden Nugget, LLC, Term Loan
298,193
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
296,091
Great Canadian Gaming
Corporation, Term Loan
205,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
205,385

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Michaels Companies, Inc., Term
Loan
$ 597,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
$ 591,137
Penn National Gaming, Inc., Term
Loan
325,544
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
325,036
Scientific Games International,
Inc., Term Loan
1,783,534
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,776,008
Secure Acquisition, Inc., Delayed
Draw
48,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
47,760
Secure Acquisition, Inc., Term
Loan
322,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
320,390
Staples, Inc., Term Loan
97,254
4.632%,  (LIBOR 3M +
4.500%), 9/12/2024
b
94,336
324,620
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
313,112
Tenneco, Inc., Term Loan
424,319
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
417,424
Truck Hero, Inc., Term Loan
104,212
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
103,537
Wyndham Hotels & Resorts, Inc.,
Term Loan
299,925
1.854%,  (LIBOR 1M +
1.750%), 5/30/2025
b
296,443
Total 8,049,974
Consumer Non-Cyclical (0.1%)
Adient US, LLC, Term Loan
159,200
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
159,034
Alltech, Inc., Term Loan
292,000
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
292,000
Bausch Health Americas, Inc.,
Term Loan
611,946
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
608,733
Bellring Brands, LLC, Term Loan
401,619
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
401,932
Blue Ribbon, LLC, Term Loan
412,125
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b,c
411,095
Chobani, LLC, Term Loan
222,188
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
222,521
City Brewing Company, LLC, Term
Loan
239,400
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
226,132
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
CNT Holdings I Corporation, Term
Loan
$ 287,825
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
$ 287,773
80,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
80,300
Endo Luxembourg Finance
Company I SARL, Term Loan
689,788
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
669,439
Gainwell Acquisition Corporation,
Term Loan
784,060
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
785,236
Global Medical Response, Inc.,
Term Loan
52,801
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
52,547
1,561,058
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
1,552,862
Herens US Holdco Corporation,
Term Loan
567,150
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
566,379
Mamba Purchaser, Inc., Term Loan
60,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
60,075
Packaging Coordinators Midco,
Inc., Term Loan
297,251
4.500%,  (LIBOR 3M +
3.750%), 11/30/2027
b
297,005
Petco Health & Wellness
Company, Inc., Term Loan
506,175
4.000%,  (LIBOR 3M +
3.250%), 3/4/2028
b
505,067
PetSmart, LLC, Term Loan
718,200
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
718,652
Precision Medicine Group, LLC,
Delayed Draw
59,423
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
59,108
Precision Medicine Group, LLC,
Term Loan
451,021
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
448,626
Total 8,404,516
Energy (<0.1%)
Calpine Corporation, Term Loan
549,450
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
545,384
Energizer Holdings, Inc., Term
Loan
133,988
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
133,444
GIP II Blue Holding LP, Term Loan
580,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
b
577,825
Total 1,256,653

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Financials (<0.1%)
Asurion, LLC, Term Loan
$ 608,850
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
$ 604,284
223,312
3.354%,  (LIBOR 1M +
3.250%), 7/31/2027
b
221,749
400,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b,c
401,000
320,000
5.354%,  (LIBOR 1M +
5.250%), 1/15/2029
b
318,467
Digicel International Finance, Ltd.,
Term Loan
455,465
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
442,484
Tiger Acquisition, LLC, Term Loan
199,500
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
198,075
Tronox Finance, LLC, Term Loan
260,192
2.454%,  (LIBOR 3M +
2.250%), 3/11/2028
b
257,632
Total 2,443,691
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
469,623
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
462,776
Crown Subsea Communications
Holding, Inc., Term Loan
472,808
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
474,383
Gogo Intermediate Holdings, LLC,
Term Loan
517,400
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
516,940
Gridiron Fiber Corporation, Term
Loan
225,000
5.250%,  (LIBOR 3M +
4.500%), 10/4/2028
b
220,781
Lummus Technology Holdings V,
LLC, Term Loan
1,025,066
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
1,017,952
Prime Security Services Borrower,
LLC, Term Loan
1,339,875
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,337,892
Rackspace Technology Global,
Inc., Term Loan
863,475
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
856,334
Redstone Holdco 2 LP, Term Loan
300,315
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
286,143
171,666
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
157,646
SS&C Technologies, Inc., Term
Loan
45,746
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
45,191
39,464
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
38,986
Principal
Amount Bank Loans (0.7%)
a
Value
Technology (0.1%) - continued
Verscend Holding Corporation,
Term Loan
$ 199,000
4.104%,  (LIBOR 1M +
4.000%), 8/27/2025
b
$ 198,751
Zayo Group Holdings, Inc., Term
Loan
932,974
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
919,754
Total 6,533,529
Transportation (<0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,040,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,075,838
Air Canada, Term Loan
213,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
212,125
Genesee & Wyoming, Inc., Term
Loan
599,325
2.224%,  (LIBOR 3M +
2.000%), 12/30/2026
b
595,232
Hertz Corporation, Term Loan
164,175
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
164,175
31,096
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
31,096
Mileage Plus Holdings, LLC, Term
Loan
335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
352,799
SkyMiles IP, Ltd., Term Loan
130,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
137,312
United Airlines, Inc., Term Loan
307,675
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
308,093
Total 2,876,670
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
104,532
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
104,532
CQP Holdco LP, Term Loan
731,325
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
729,190
EnergySolutions, LLC, Term Loan
298,002
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
296,884
Exgen Renewables IV, LLC, Term
Loan
185,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
184,739
Osmose Utilities Services, Inc.,
Term Loan
129,675
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
128,832

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Utilities (<0.1%) - continued
PG&E Corporation, Term Loan
$ 299,585
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
$ 295,990
Total 1,740,167
Total Bank Loans
(cost $54,419,940) 54,477,844
Shares
Registered Investment
Companies ( 44.4% ) Value
Unaffiliated  (0.9%)
1,450 Direxion Daily S&P 500 207,945
7,120 ProShares Ultra S&P 500
f
1,042,155
6,711 SPDR Bloomberg High Yield Bond
ETF
f
728,613
30,759 SPDR Bloomberg Short Term High
Yield Bond ETF 835,107
102,092 SPDR S&P 500 ETF Trust 48,489,616
69,667 SPDR S&P Biotech ETF 7,799,917
27,877 SPDR S&P Oil & Gas Exploration
ETF
f
2,672,568
43,000 Vanguard Short-Term Corporate
Bond ETF
f
3,494,180
Total 65,270,101
Affiliated  (43.5%)
8,245,296 Thrivent Core Emerging Markets
Debt Fund 79,154,841
12,531,391 Thrivent Core Emerging Markets
Equity Fund 133,584,626
4,002,856 Thrivent Core International Equity
Fund 43,631,135
19,487,319 Thrivent Core Low Volatility Equity
Fund 260,545,456
34,685,954 Thrivent Global Stock Portfolio 568,589,499
10,790,512 Thrivent High Yield Portfolio 50,214,728
14,770,321 Thrivent Income Portfolio 158,989,216
53,413,673 Thrivent International Allocation
Portfolio 610,053,583
3,400,060 Thrivent International Index
Portfolio 47,308,099
27,982,848 Thrivent Large Cap Value Portfolio 675,808,160
8,782,938 Thrivent Limited Maturity Bond
Portfolio 87,619,467
20,874,828 Thrivent Mid Cap Stock Portfolio 574,567,121
6,854,734 Thrivent Small Cap Stock Portfolio 172,323,912
Total 3,462,389,843
Total Registered Investment
Companies (cost $2,457,128,907) 3,527,659,944
Shares Common Stock ( 34.2% ) Value
Communications Services (2.7%)
27,964 Alphabet, Inc., Class A
g
81,012,827
3,032 Alphabet, Inc., Class C
g
8,773,365
145,088 Altice USA, Inc.
g
2,347,524
17,999 AMC Networks, Inc.
f,g
619,886
475,169 AT&T, Inc. 11,689,157
12,029 Cars.com, Inc.
g
193,547
183,013 Comcast Corporation 9,211,044
27,937 Discovery, Inc., Class A
f,g
657,637
11,066 Discovery, Inc., Class C
g
253,411
Shares Common Stock (34.2%) Value
Communications Services (2.7%) - continued
5,553 DISH Network Corporation
g
$ 180,139
3,640 E.W. Scripps Company
g
70,434
24,312 Electronic Arts, Inc. 3,206,753
21,096 Fox Corporation, Class A 778,442
6,077 Gray Television, Inc. 122,512
4,657 Hemisphere Media Group, Inc.
g
33,856
1,743 Liberty Global plc, Class A
g
48,351
9,873 Lions Gate Entertainment
Corporation, Class B
g
151,945
97,700 Live Nation Entertainment, Inc.
g
11,693,713
56,249 Lumen Technologies, Inc. 705,925
48,755 Match Group, Inc.
g
6,447,849
3,215 MediaAlpha, Inc.
g
49,640
132,463 Meta Platforms, Inc.
g
44,553,930
6,708 Nexstar Broadcasting Group, Inc. 1,012,774
21,421 Omnicom Group, Inc. 1,569,517
161,647 QuinStreet, Inc.
g
2,940,359
12,596 RingCentral, Inc.
g
2,359,861
19,292 Telephone & Data Systems, Inc. 388,734
297,578 Twitter, Inc.
g
12,861,321
1,122 United States Cellular Corporation
g
35,365
84,024 Upwork, Inc.
g
2,870,260
106,258 Verizon Communications, Inc. 5,521,166
2,429 ViacomCBS, Inc. 73,307
1,490 Walt Disney Company
g
230,786
5,129 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,g
97,451
36,714 Zillow Group, Inc.
g
2,284,345
48,662 ZoomInfo Technologies, Inc.
g
3,124,100
Total 218,171,233
Consumer Discretionary (4.3%)
1,644 Adient plc
g
78,715
20,139 Amazon.com, Inc.
g
67,150,273
25,632 American Axle & Manufacturing
Holdings, Inc.
g
239,147
100,791 Aptiv plc
g
16,625,475
1,081 AutoZone, Inc.
g
2,266,198
67,475 Bally's Corporation
g
2,568,098
7,160 BJ's Restaurants, Inc.
g
247,378
804 Booking Holdings, Inc.
g
1,928,981
1,590 Bright Horizons Family Solutions,
Inc.
g
200,149
15,465 Brinker International, Inc.
g
565,864
2,575 Brunswick Corporation 259,380
14,501 Burlington Stores, Inc.
g
4,227,187
35,886 Caesars Entertainment, Inc.
g
3,356,418
26,165 Carvana Company
g
6,064,785
54,153 Cedar Fair, LP
g
2,710,899
2,877 Cheesecake Factory, Inc.
g
112,635
22,891 Chegg, Inc.
g
702,754
34,956 Chewy, Inc.
f,g
2,061,355
39,197 Chico's FAS, Inc.
g
210,880
9,375 Chipotle Mexican Grill, Inc.
g
16,389,844
30,622 Choice Hotels International, Inc. 4,776,726
555 Churchill Downs, Inc. 133,700
29,550 Cimpress plc
g
2,116,076
100,321 Clarus Corporation 2,780,898
211,573 Cooper-Standard Holdings, Inc.
g
4,741,351
3,067 Cracker Barrel Old Country Store,
Inc. 394,539
20,018 Culp, Inc. 190,371
11,196 D.R. Horton, Inc. 1,214,206
6,769 Dana, Inc. 154,469
25,086 Darden Restaurants, Inc. 3,778,955

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (34.2%) Value
Consumer Discretionary (4.3%) - continued
3,556 Deckers Outdoor Corporation
g
$ 1,302,598
8,328 Denny's Corporation
g
133,248
3,281 Dick's Sporting Goods, Inc.
f
377,282
4,674 Dorman Products, Inc.
g
528,209
200,043 Duluth Holdings, Inc.
g
3,036,653
32,061 Emerald Holding, Inc.
g
127,282
535,809 Everi Holdings, Inc.
g
11,439,522
1,352 Expedia Group, Inc.
g
244,333
44,997 Farfetch, Ltd.
g
1,504,250
37,745 Five Below, Inc.
g
7,809,063
11,878 Foot Locker, Inc. 518,237
84,759 Gap, Inc. 1,495,996
4,718 Garmin, Ltd. 642,450
79,684 Gentex Corporation 2,776,987
2,086 G-III Apparel Group, Ltd.
g
57,657
52,014 Goodyear Tire & Rubber
Company
g
1,108,938
163 Graham Holdings Company 102,662
4,752 Grand Canyon Education, Inc.
g
407,294
1,182 Group 1 Automotive, Inc. 230,750
11,616 Groupon, Inc.
g
269,027
26,965 Hanesbrands, Inc. 450,855
26,149 Harley-Davidson, Inc. 985,556
21,841 Home Depot, Inc. 9,064,233
6,019 KB Home 269,230
65,883 Kohl's Corporation 3,253,961
19,248 Lear Corporation 3,521,422
97,815 Leggett & Platt, Inc. 4,026,065
2,007 Libbey, Inc.
c,g
20,070
17,729 Lithia Motors, Inc. 5,264,627
18,477 Lowe's Companies, Inc. 4,775,935
1,072 Lululemon Athletica, Inc.
g
419,634
4,263 M.D.C. Holdings, Inc. 238,003
3,698 Macy's, Inc. 96,814
95,283 Magnite, Inc.
g
1,667,453
161 Marriott Vacations Worldwide
Corporation 27,206
15,715 McDonald's Corporation 4,212,720
52,073 Miller Industries, Inc. 1,739,238
4,136 Mohawk Industries, Inc.
g
753,496
1,240 Murphy USA, Inc. 247,058
8,274 NIKE, Inc. 1,379,028
38,604 Nordstrom, Inc.
g
873,222
43,168 Norwegian Cruise Line Holdings,
Ltd.
g
895,304
984 NVR, Inc.
g
5,814,328
34,684 Papa John's International, Inc. 4,629,273
93,875 Penn National Gaming, Inc.
g
4,867,419
7,321 Perdoceo Education Corporation
g
86,095
72,638 Planet Fitness, Inc.
g
6,579,550
1,153 Pool Corporation 652,598
2,563 Poshmark, Inc.
g
43,648
3,214 Purple Innovation, Inc.
g
42,650
16,347 PVH Corporation 1,743,408
87,976 Qurate Retail, Inc. 668,618
340 RH
g
182,220
47,863 Ross Stores, Inc. 5,469,784
13,770 Ruth's Hospitality Group, Inc.
g
274,023
73,124 Skyline Champion Corporation
g
5,775,334
30,380 Sleep Number Corporation
g
2,327,108
16,853 Sony Group Corporation ADR 2,130,219
70,047 Stoneridge, Inc.
g
1,382,728
2,731 Strategic Education, Inc. 157,961
40,567 Tapestry, Inc. 1,647,020
13,753 Target Corporation 3,182,994
Shares Common Stock (34.2%) Value
Consumer Discretionary (4.3%) - continued
74,413 Taylor Morrison Home Corporation
g
$ 2,601,478
45,171 Tenneco, Inc.
g
510,432
35,706 Tesla, Inc.
g
37,733,387
3,187 Thor Industries, Inc. 330,715
315,714 ThredUp, Inc.
g
4,028,511
35,093 Toll Brothers, Inc. 2,540,382
3,285 TopBuild Corporation
g
906,364
41,569 Tri Pointe Homes, Inc.
g
1,159,359
26,130 TripAdvisor, Inc.
g
712,304
32,199 Tupperware Brands Corporation
g
492,323
8,242 Ulta Beauty, Inc.
g
3,398,506
4,652 Urban Outfitters, Inc.
g
136,583
3,891 Vail Resorts, Inc. 1,275,859
16,041 Weight Watchers International,
Inc.
g
258,741
1,016 Williams-Sonoma, Inc. 171,836
20,679 Wingstop, Inc. 3,573,331
7,052 Wolverine World Wide, Inc. 203,168
8,584 Workhorse Group, Inc.
f,g
37,426
52,555 Wyndham Hotels & Resorts, Inc. 4,711,556
16,124 Xometry, Inc.
f,g
826,355
10,664 Yum! Brands, Inc. 1,480,803
50,273 Zumiez, Inc.
g
2,412,601
Total 343,700,272
Consumer Staples (1.1%)
32,816 Beyond Meat, Inc.
f,g
2,138,290
98,218 BJ's Wholesale Club Holdings,
Inc.
g
6,577,659
1,576 Boston Beer Company, Inc.
g
796,038
2,001 Casey's General Stores, Inc. 394,897
26,494 Colgate-Palmolive Company 2,260,998
13,188 Costco Wholesale Corporation 7,486,828
56,214 Coty, Inc.
g
590,247
27,571 Darling Ingredients, Inc.
g
1,910,395
166,843 e.l.f. Beauty, Inc.
g
5,540,856
6,656 Hain Celestial Group, Inc.
g
283,612
3,316 Hershey Company 641,546
5,655 Ingredion, Inc. 546,499
17,230 John B. Sanfilippo & Son, Inc. 1,553,457
4,762 Kimberly-Clark Corporation 680,585
80,710 Lamb Weston Holdings, Inc. 5,115,400
246 Medifast, Inc. 51,520
10,757 Molson Coors Beverage Company 498,587
36,590 Monster Beverage Corporation
g
3,514,104
1,328 PepsiCo, Inc. 230,687
12,493 Performance Food Group
Company
g
573,304
82,124 Philip Morris International, Inc. 7,801,780
209,927 Primo Water Corporation 3,701,013
24,590 Procter & Gamble Company 4,022,432
1,878 Seneca Foods Corporation
g
90,050
32,917 Sprouts Farmers Markets, Inc.
g
976,977
13,907 Sysco Corporation 1,092,395
170,370 Turning Point Brands, Inc. 6,436,579
7,180 US Foods Holding Corporation
g
250,079
123,712 Walmart, Inc. 17,899,889
Total 83,656,703
Energy (0.6%)
70,290 Antero Midstream Corporation 680,407
102,331 Antero Resources Corporation
g
1,790,793
201,769 APA Corporation 5,425,568
39,678 Archrock, Inc. 296,791

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (34.2%) Value
Energy (0.6%) - continued
39,067 BP plc ADR $ 1,040,354
1,242 Callon Petroleum Company
g
58,685
52,928 Centennial Resource
Development, Inc.
g
316,509
22,602 ChampionX Corporation
g
456,786
10,085 Chevron Corporation 1,183,475
50,639 Comstock Resources, Inc.
g
409,670
23,455 ConocoPhillips 1,692,982
25,684 Continental Resources, Inc. 1,149,616
17,917 Core Laboratories NV 399,728
134,460 Devon Energy Corporation 5,922,963
26,995 Diamondback Energy, Inc. 2,911,411
1,968 DT Midstream, Inc. 94,425
58,289 EnLink Midstream, LLC 401,611
60,103 Enterprise Products Partners, LP 1,319,862
27,201 EOG Resources, Inc. 2,416,265
1,795 EQT Corporation
g
39,149
12,866 Equitrans Midstream Corporation 133,034
9,658 Exterran Corporation
g
28,781
10,084 Exxon Mobil Corporation 617,040
64,376 Halliburton Company 1,472,279
20,478 Helix Energy Solutions Group, Inc.
g
63,891
115,970 Helmerich & Payne, Inc. 2,748,489
19,548 HollyFrontier Corporation 640,783
213,305 Marathon Oil Corporation 3,502,468
13,729 Marathon Petroleum Corporation 878,519
587 Matador Resources Company 21,672
97,774 Nine Energy Service, Inc.
f,g
97,774
4,714 Northern Oil and Gas, Inc. 97,014
86,418 NOV, Inc. 1,170,964
12,904 Oceaneering International, Inc.
g
145,944
4,983 Par Pacific Holdings, Inc.
g
82,170
24,794 Peabody Energy Corporation
g
249,676
8,085 Pioneer Natural Resources
Company 1,470,500
57,472 ProPetro Holding Corporation
g
465,523
1,288 Ranger Oil Corporation, Class A
g
34,673
709 RPC, Inc.
g
3,219
52,589 SM Energy Company 1,550,324
174,500 Southwestern Energy Company
g
813,170
75,435 Talos Energy, Inc.
g
739,263
11,336 Targa Resources Corporation 592,193
312,369 TechnipFMC plc
g
1,849,224
120,696 Transocean, Ltd.
f,g
333,121
2,438 Valero Energy Corporation 183,118
275 Vantage Drilling International
g
1,581
6,221 World Fuel Services Corporation 164,670
Total 48,158,127
Financials (4.2%)
108,992 Air Lease Corporation 4,820,716
3,679 Alleghany Corporation
g
2,456,064
7,709 Ally Financial, Inc. 367,025
22,964 American Equity Investment Life
Holding Company 893,759
69,301 American Express Company 11,337,644
14,941 American Financial Group, Inc. 2,051,698
44,788 Ameris Bancorp 2,225,068
74,700 Annaly Capital Management, Inc. 584,154
40,182 Apollo Commercial Real Estate
Finance, Inc. 528,795
26,303 Arch Capital Group, Ltd.
g
1,169,168
18,338 Arthur J. Gallagher & Company 3,111,408
2,790 Artisan Partners Asset
Management, Inc. 132,916
Shares Common Stock (34.2%) Value
Financials (4.2%) - continued
64,889 Assured Guaranty, Ltd. $ 3,257,428
84,229 Bank of America Corporation 3,747,348
1,472 Bank of Marin Bancorp 54,803
56,659 Bank of N.T. Butterfield & Son, Ltd. 2,159,274
19,870 BankFinancial Corporation 212,013
40,131 BankUnited, Inc. 1,697,943
23,253 Banner Corporation 1,410,759
17,231 Berkshire Hathaway, Inc.
g
5,152,069
7,881 BlackRock, Inc. 7,215,528
8,737 Blackstone Mortgage Trust, Inc. 267,527
133,216 Bridgewater Bancshares, Inc.
g
2,356,591
19,831 Brighthouse Financial, Inc.
g
1,027,246
5,950 BrightSpire Capital, Inc. 61,047
11,167 Brookline Bancorp, Inc. 180,794
7,567 Brown & Brown, Inc. 531,809
109,513 Byline Bancorp, Inc. 2,995,181
8,691 Capital One Financial Corporation 1,260,977
15,650 Cboe Global Markets, Inc. 2,040,760
48,464 Central Pacific Financial
Corporation 1,365,231
245,828 Charles Schwab Corporation 20,674,135
27,789 Chimera Investment Corporation 419,058
11,281 Chubb, Ltd. 2,180,730
9,804 Cincinnati Financial Corporation 1,116,970
102,532 Citigroup, Inc. 6,191,907
34,459 Citizens Financial Group, Inc. 1,628,188
14,882 CNO Financial Group, Inc. 354,787
17,356 Coinbase Global, Inc.
g
4,380,134
119,818 Columbia Banking System, Inc. 3,920,445
16,054 Comerica, Inc. 1,396,698
33,688 Community Trust Bancorp, Inc. 1,469,134
43,727 Customers Bancorp, Inc.
g
2,858,434
132 Diamond Hill Investment Group,
Inc. 25,638
507 Dime Community Bancshares, Inc. 17,826
7,773 Discover Financial Services 898,248
16,102 Ellington Residential Mortgage
REIT 167,300
8,325 Enova International, Inc.
g
340,992
61,012 Enterprise Financial Services
Corporation 2,873,055
38,748 Equitable Holdings, Inc. 1,270,547
31,236 Essent Group, Ltd. 1,422,175
152,242 F.N.B. Corporation 1,846,695
1,914 FactSet Research Systems, Inc. 930,223
7,430 Federated Hermes, Inc. 279,219
24,989 Financial Institutions, Inc. 794,650
343 First American Financial
Corporation 26,833
99,321 First Bancorp 1,368,643
19,508 First Busey Corporation 529,057
21,863 First Financial Corporation 990,175
123,708 First Horizon Corporation 2,020,152
2,037 First Mid-Illinois Bancshares, Inc. 87,163
2,928 First of Long Island Corporation 63,216
43,972 First Republic Bank 9,080,658
12,948 Flushing Financial Corporation 314,636
56,164 Franklin Resources, Inc. 1,880,932
121,343 Fulton Financial Corporation 2,062,831
32,240 Glacier Bancorp, Inc. 1,828,008
19,329 Granite Point Mortgage Trust, Inc. 226,343
34,287 Great Southern Bancorp, Inc. 2,031,505
49,894 Hamilton Lane, Inc. 5,170,016
67,239 Hancock Whitney Corporation 3,363,295
74,319 Hanmi Financial Corporation 1,759,874

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (34.2%) Value
Financials (4.2%) - continued
21,578 Hanover Insurance Group, Inc. $ 2,828,013
130,340 Heartland Financial USA, Inc. 6,596,507
5,504 Heritage Financial Corporation 134,518
12,823 HomeStreet, Inc. 666,796
26,484 Hometrust Bancshares, Inc. 820,474
295,984 Hope Bancorp, Inc. 4,353,925
30,331 Horizon Bancorp, Inc. 632,401
19,605 Houlihan Lokey, Inc. 2,029,510
50,556 Independent Bank Corporation 1,206,772
360 International Bancshares
Corporation 15,260
184,021 Invesco Mortgage Capital, Inc. 511,578
71,497 Invesco, Ltd. 1,645,861
29,203 J.P. Morgan Chase & Company 4,624,295
1,643 Jefferies Financial Group, Inc. 63,748
39,057 Kinsale Capital Group, Inc. 9,291,270
6,174 Ladder Capital Corporation 74,026
12,604 Lakeland Bancorp, Inc. 239,350
18,957 Lincoln National Corporation 1,294,005
485 LPL Financial Holdings, Inc. 77,644
8,637 M&T Bank Corporation 1,326,470
11,865 Marsh & McLennan Companies,
Inc. 2,062,374
7,712 Mercantile Bank Corporation 270,151
107 Merchants Bancorp 5,064
20,935 MetLife, Inc. 1,308,228
123,422 MFA Financial, Inc. 562,804
28,106 Midland States Bancorp, Inc. 696,748
48,218 MidWestOne Financial Group, Inc. 1,560,817
18,390 Moody's Corporation 7,182,766
26,494 Morgan Stanley 2,600,651
8,697 MSCI, Inc. 5,328,565
31,135 Navient Corporation 660,685
37,189 NMI Holdings, Inc.
g
812,580
10,970 Northern Trust Corporation 1,312,122
25,190 OceanFirst Financial Corporation 559,218
17,244 OFG Bancorp 458,001
13,897 Old Second Bancorp, Inc. 174,963
31,844 OneMain Holdings, Inc. 1,593,474
1,121 Peapack-Gladstone Financial
Corporation 39,683
1,005 Peoples Bancorp, Inc. 31,969
74,004 Popular, Inc. 6,071,288
11,501 Premier Financial Corporation 355,496
21,264 Primerica, Inc. 3,259,133
15,038 QCR Holdings, Inc. 842,128
130,974 Radian Group, Inc. 2,767,481
74,579 Raymond James Financial, Inc. 7,487,732
16,638 Reinsurance Group of America,
Inc. 1,821,695
52,842 S&P Global, Inc. 24,937,725
925 S&T Bancorp, Inc. 29,156
125,743 Seacoast Banking Corporation of
Florida 4,450,045
39,228 SEI Investments Company 2,390,554
13,678 Selective Insurance Group, Inc. 1,120,775
15,587 Signature Bank 5,041,927
31,306 Starwood Property Trust, Inc. 760,736
28,149 State Street Corporation 2,617,857
11,053 Synchrony Financial 512,749
100,053 Synovus Financial Corporation 4,789,537
7,367 Territorial Bancorp, Inc. 186,017
71,179 Texas Capital Bancshares, Inc.
g
4,288,535
11,831 Torchmark Corporation 1,108,801
2,377 Towne Bank 75,089
Shares Common Stock (34.2%) Value
Financials (4.2%) - continued
30,129 TPG RE Finance Trust, Inc. $ 371,189
32,194 Tradeweb Markets, Inc. 3,223,907
7,473 TriCo Bancshares 321,040
41,361 Triumph Bancorp, Inc.
g
4,925,268
27,429 Truist Financial Corporation 1,605,968
26,215 TrustCo Bank Corporation NY 873,222
72,431 Two Harbors Investment
Corporation 417,927
128,281 Umpqua Holdings Corporation 2,468,126
3,113 Univest Financial Corporation 93,141
109,810 Unum Group 2,698,032
2,759 Washington Trust Bancorp, Inc. 155,525
50,638 Wells Fargo & Company 2,429,611
102,001 Western Alliance Bancorp 10,980,408
43,164 Western Asset Mortgage Capital
Corporation 91,076
26,129 Wintrust Financial Corporation 2,373,036
16,352 Zions Bancorporation NA 1,032,792
3,054 Zurich Insurance Group AG 1,337,893
Total 332,899,171
Health Care (4.3%)
31,716 908 Devices, Inc.
f,g
820,493
9,648 Abbott Laboratories 1,357,859
12,742 AbbVie, Inc. 1,725,267
65,935 ACADIA Pharmaceuticals, Inc.
g
1,538,923
111,079 Adaptive Biotechnologies
Corporation
g
3,116,877
24,952 Agilent Technologies, Inc. 3,983,587
200,789 Agilon Health, Inc.
g
5,421,303
352 Align Technology, Inc.
g
231,327
31,500 Allogene Therapeutics, Inc.
g
469,980
2,117 Amedisys, Inc.
g
342,700
16,048 American Well Corporation
g
96,930
56,249 Amgen, Inc. 12,654,338
20,942 Anthem, Inc. 9,707,455
539 Arcutis Biotherapeutics, Inc.
g
11,179
5,461 Arena Pharmaceuticals, Inc.
g
507,545
14,507 Argenx SE ADR
g
5,080,206
27,025 Ascendis Pharma AS ADR
g
3,635,673
4,078 Atea Pharmaceuticals, Inc.
g
36,457
111,193 Avantor, Inc.
g
4,685,673
90,731 Axonics Modulation Technologies,
Inc.
g
5,080,936
31,082 Baxter International, Inc. 2,668,079
5,654 Becton, Dickinson and Company 1,421,868
4,968 Biogen, Inc.
g
1,191,923
1,736 Biohaven Pharmaceutical Holding
Company, Ltd.
g
239,238
903 Bio-Rad Laboratories, Inc.
g
682,280
9,780 Bio-Techne Corporation 5,059,585
1,810 Boston Scientific Corporation
g
76,889
2,648 Bristol-Myers Squibb Company 165,103
55,192 Centene Corporation
g
4,547,821
1,815 Cerner Corporation 168,559
15,894 Charles River Laboratories
International, Inc.
g
5,988,541
1,906 Chemed Corporation 1,008,350
7,228 Cigna Holding Company 1,659,766
8,321 Cooper Companies, Inc. 3,486,000
15,982 Covetrus, Inc.
g
319,161
7,343 CRISPR Therapeutics AG
g
556,453
4,567 CryoLife, Inc.
g
92,938
11,108 CVS Health Corporation 1,145,901
45,852 Danaher Corporation 15,085,767

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (34.2%) Value
Health Care (4.3%) - continued
13,017 Dentsply Sirona, Inc. $ 726,218
3,583 DermTech, Inc.
g
56,611
24,185 DexCom, Inc.
g
12,986,136
9,003 Editas Medicine, Inc.
g
239,030
74,737 Edwards Lifesciences
Corporation
g
9,682,178
9,597 Elanco Animal Health, Inc.
g
272,363
7,320 Emergent Biosolutions, Inc.
g
318,200
10,230 Encompass Health Corporation 667,610
3,359 Exact Sciences Corporation
g
261,431
1,634 Generation Bio Company
g
11,569
79,563 Gilead Sciences, Inc. 5,777,069
18,635 GlaxoSmithKline plc ADR
f
821,803
10,396 Global Blood Therapeutics, Inc.
g
304,291
2,228 Globus Medical, Inc.
g
160,862
58,091 GoodRx Holdings, Inc.
f,g
1,898,414
43,483 Guardant Health, Inc.
g
4,349,170
4,578 Haemonetics Corporation
g
242,817
71,239 Halozyme Therapeutics, Inc.
g
2,864,520
6,984 HCA Healthcare, Inc. 1,794,329
9,818 HealthEquity, Inc.
g
434,348
2,698 Henry Schein, Inc.
g
209,176
1,887 ICU Medical, Inc.
g
447,861
2,319 Illumina, Inc.
g
882,240
67,182 Immunocore Holdings plc ADR
g
2,300,312
20,629 Inari Medical, Inc.
g
1,882,809
2,537 Incyte Corporation
g
186,216
22,001 Inspire Medical Systems, Inc.
g
5,061,550
17,540 Insulet Corporation
g
4,666,868
3,112 Integra LifeSciences Holdings
Corporation
g
208,473
42,801 Intuitive Surgical, Inc.
g
15,378,399
1,886 Invitae Corporation
g
28,799
105,293 Ionis Pharmaceuticals, Inc.
g
3,204,066
12,089 IQVIA Holding, Inc.
g
3,410,790
50,366 Johnson & Johnson 8,616,112
2,816 Laboratory Corporation of America
Holdings
g
884,815
283,198 Lantheus Holdings, Inc.
g
8,181,590
4,198 Maravai LifeSciences Holdings,
Inc.
g
175,896
5,007 Masimo Corporation
g
1,465,949
58,783 Medtronic plc 6,081,101
72,031 Merck & Company, Inc. 5,520,456
3,059 Molina Healthcare, Inc.
g
973,007
1,094 Morphic Holding, Inc.
g
51,834
90,107 MultiPlan Corporation
g
399,174
41,900 Natera, Inc.
g
3,913,041
12,247 National HealthCare Corporation 832,061
734 Neogen Corporation
g
33,331
53,012 Nevro Corporation
g
4,297,683
77,640 Novo Nordisk AS ADR 8,695,680
10,797 NuVasive, Inc.
g
566,627
919 Orthofix Medical, Inc.
g
28,572
1,506 Pennant Group, Inc.
g
34,758
82,583 Phreesia, Inc.
g
3,440,408
3,815 Prelude Therapeutics, Inc.
g
47,497
15,466 Premier, Inc. 636,735
115,981 Progyny, Inc.
g
5,839,643
4,205 Prothena Corporation plc
g
207,727
71,129 Pulmonx Corporation
f,g
2,281,107
1,035 Reata Pharmaceuticals, Inc.
g
27,293
1,397 Regeneron Pharmaceuticals, Inc.
g
882,233
36,914 Repligen Corporation
g
9,776,304
1,627 Rubius Therapeutics, Inc.
g
15,749
Shares Common Stock (34.2%) Value
Health Care (4.3%) - continued
7,937 Sage Therapeutics, Inc.
g
$ 337,640
22,830 Sarepta Therapeutics, Inc.
g
2,055,841
14,868 Signify Health, Inc.
g
211,423
82,359 Silk Road Medical, Inc.
g
3,509,317
4,252 STAAR Surgical Company
g
388,208
26,459 Stryker Corporation 7,075,666
61,535 Syneos Health, Inc.
g
6,318,414
46,412 Teladoc Health, Inc.
g
4,261,550
4,686 Teleflex, Inc. 1,539,257
2,881 Tenet Healthcare Corporation
g
235,349
20,924 Thermo Fisher Scientific, Inc. 13,961,330
46,555 Tilray, Inc.
f,g
327,282
35,390 Travere Therapeutics, Inc.
g
1,098,506
11,793 Turning Point Therapeutics, Inc.
g
562,526
1,885 U.S. Physical Therapy, Inc. 180,112
3,487 Ultragenyx Pharmaceutical, Inc.
g
293,222
5,372 uniQure NV
g
111,415
13,924 UnitedHealth Group, Inc. 6,991,797
4,794 Universal Health Services, Inc. 621,590
1,471 Vaxcyte, Inc.
g
34,995
8,394 Veeva Systems, Inc.
g
2,144,499
3,689 Viatris, Inc. 49,912
248,199 Viemed Healthcare, Inc.
g
1,295,599
59,026 Vor BioPharma, Inc.
f,g
685,882
13,245 VYNE Therapeutics, Inc.
g
13,510
1,178 Waters Corporation
g
438,923
8,465 Zimmer Biomet Holdings, Inc. 1,075,394
96,379 Zoetis, Inc. 23,519,367
52,442 Zymeworks, Inc.
g
859,524
Total 341,909,891
Industrials (4.7%)
12,653 A.O. Smith Corporation 1,086,260
2,860 Advanced Drainage Systems, Inc. 389,332
16,281 AECOM
g
1,259,335
2,411 Allegion plc 319,313
85,035 Altra Industrial Motion Corporation 4,385,255
47,963 AMETEK, Inc. 7,052,479
3,118 Armstrong World Industries, Inc. 362,062
99,785 ASGN, Inc.
g
12,313,469
27,524 AZZ, Inc. 1,521,802
3,004 Babcock & Wilcox Enterprises,
Inc.
g
27,096
143,287 Badger Infrastructure Solutions,
Ltd. 3,601,007
4,354 Canadian Pacific Railway, Ltd. 313,227
26,765 Carlisle Companies, Inc. 6,640,932
2,082 Caterpillar, Inc. 430,433
37,423 CBIZ, Inc.
g
1,463,988
53,473 Chart Industries, Inc.
g
8,528,409
1,638 Covenant Logistics Group, Inc.
g
43,292
78,007 Crane Company 7,935,652
15,010 CSW Industrials, Inc. 1,814,109
34,438 CSX Corporation 1,294,869
2,608 Cummins, Inc. 568,909
54,688 Curtiss-Wright Corporation 7,583,585
3,346 Deere & Company 1,147,310
37,932 Delta Air Lines, Inc.
g
1,482,383
458 Douglas Dynamics, Inc. 17,889
8,068 Dover Corporation 1,465,149
104,029 Driven Brands Holdings, Inc.
g
3,497,455
12,926 Dun & Bradstreet Holdings, Inc.
g
264,854
19,148 EMCOR Group, Inc. 2,439,264
29,374 Emerson Electric Company 2,730,901

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (34.2%) Value
Industrials (4.7%) - continued
3,406 Expeditors International of
Washington, Inc. $ 457,392
31,216 Fastenal Company 1,999,697
223,715 First Advantage Corporation
g
4,259,534
17,172 Flowserve Corporation 525,463
17,070 Forrester Research, Inc.
g
1,002,521
64,422 Forward Air Corporation 7,800,860
4,447 GATX Corporation 463,333
14,230 Generac Holdings, Inc.
g
5,007,822
23,096 General Dynamics Corporation 4,814,823
2,710 Gorman-Rupp Company 120,730
29,820 GrafTech International, Ltd. 352,771
729 GXO Logistics, Inc.
g
66,215
23,677 Helios Technologies, Inc. 2,490,110
35,755 Honeywell International, Inc. 7,455,275
165,535 Howmet Aerospace, Inc. 5,268,979
21,802 Hubbell, Inc. 4,540,703
1,319 ICF International, Inc. 135,263
34,287 IDEX Corporation 8,102,704
9,538 Illinois Tool Works, Inc. 2,353,978
5,941 ITT Corporation 607,111
610 JB Hunt Transport Services, Inc. 124,684
2,029 JetBlue Airways Corporation
g
28,893
21,884 Johnson Controls International plc 1,779,388
7,804 Kennametal, Inc. 280,242
12,584 L3Harris Technologies, Inc. 2,683,412
24,807 Landstar System, Inc. 4,440,949
2,989 Lennox International, Inc. 969,512
86,094 Lincoln Electric Holdings, Inc. 12,007,530
8,847 Linde plc 3,064,866
21,841 Lockheed Martin Corporation 7,762,510
53,841 ManpowerGroup, Inc. 5,240,344
2,064 Masonite International
Corporation
g
243,449
42,916 Mercury Systems, Inc.
g
2,362,955
287,579 Meritor, Inc.
g
7,126,208
76,074 Middleby Corporation
g
14,968,320
16,232 MSC Industrial Direct Company,
Inc. 1,364,462
66,388 NAPCO Security Technologies,
Inc.
g
3,318,072
11,503 Nikola Corporation
f,g
113,535
2,354 Nordson Corporation 600,906
39,019 Norfolk Southern Corporation 11,616,346
4,318 Nutrien, Ltd. 324,714
14,034 nVent Electric plc 533,292
8,827 Old Dominion Freight Line, Inc. 3,163,420
10,907 Parker-Hannifin Corporation 3,469,735
32,951 Pitney Bowes, Inc. 218,465
6,006 Proto Labs, Inc.
g
308,408
7,541 Quad/Graphics, Inc.
g
30,164
3,184 Quanta Services, Inc. 365,077
134,732 Ranpak Holdings Corporation
g
5,063,229
14,230 Raytheon Technologies
Corporation 1,224,634
19,985 RBC Bearings, Inc.
g
4,036,370
98,528 Regal Rexnord Corporation 16,767,495
102,012 Rush Enterprises, Inc. 5,675,948
1,622 Ryder System, Inc. 133,701
10,626 Saia, Inc.
g
3,581,281
18,695 Simpson Manufacturing Company,
Inc. 2,599,914
7,402 SkyWest, Inc.
g
290,899
3,348 Snap-On, Inc. 721,092
5,251 Southwest Airlines Company
g
224,953
Shares Common Stock (34.2%) Value
Industrials (4.7%) - continued
34,263 Standex International Corporation $ 3,791,544
192,112 Summit Materials, Inc.
g
7,711,376
250,421 Sun Country Airlines Holdings,
Inc.
g
6,823,972
14,103 Sunrun, Inc.
g
483,733
7,871 Technip Energies NV ADR
g
114,129
14,752 Teledyne Technologies, Inc.
g
6,445,001
5,828 Tennant Company 472,301
64 Tetra Tech, Inc. 10,867
3,569 Thermon Group Holdings, Inc.
g
60,423
11,961 Timken Company 828,778
1,677 Toro Company 167,549
5,759 Trane Technologies plc 1,163,491
53,422 TransUnion 6,334,781
25,484 Trex Company, Inc.
g
3,441,104
27,264 TriMas Corporation 1,008,768
25,779 Tutor Perini Corporation
g
318,886
364,865 Uber Technologies, Inc.
g
15,298,789
1,389 UniFirst Corporation 292,246
36,710 Union Pacific Corporation 9,248,350
16,400 United Parcel Service, Inc. 3,515,176
18,272 United Rentals, Inc.
g
6,071,603
8,021 Univar, Inc.
g
227,395
131,074 US Ecology, Inc.
g
4,186,504
11,046 Valmont Industries, Inc. 2,767,023
56,084 Vicor Corporation
g
7,121,546
4,790 Waste Connections, Inc. 652,733
7,240 Watsco, Inc. 2,265,251
1,311 Watts Water Technologies, Inc. 254,557
10,285 Werner Enterprises, Inc. 490,183
21,655 WESCO International, Inc.
g
2,849,581
270,458 WillScot Mobile Mini Holdings
Corporation
g
11,045,505
5,175 Woodward, Inc. 566,455
4,804 Xylem, Inc. 576,096
Total 375,240,374
Information Technology (9.1%)
13,931 Accenture plc 5,775,096
6,508 ACI Worldwide, Inc.
g
225,828
45,219 Adobe, Inc.
g
25,641,886
18,347 Advanced Energy Industries, Inc. 1,670,678
20,868 Advanced Micro Devices, Inc.
g
3,002,905
55,003 Agilysys, Inc.
g
2,445,433
109,612 Alignment Healthcare, Inc.
g
1,541,145
74,279 Allegro MicroSystems, Inc.
g
2,687,414
24,913 Alliance Data Systems Corporation 1,658,458
4,195 Alteryx, Inc.
g
253,797
99,443 Amphenol Corporation 8,697,285
45,548 Anaplan, Inc.
g
2,088,376
1,551 ANSYS, Inc.
g
622,137
555,260 Apple, Inc. 98,597,518
46,610 AppLovin Corporation
f,g
4,393,459
2,058 Arrow Electronics, Inc.
g
276,328
5,976 Autodesk, Inc.
g
1,680,391
2,716 Automatic Data Processing, Inc. 669,711
37,939 Avalara, Inc.
g
4,898,304
37,342 Axcelis Technologies, Inc.
g
2,784,220
95,001 Bandwidth, Inc.
g
6,817,272
4,594 Benchmark Electronics, Inc. 124,497
86,967 BigCommerce Holdings, Inc.
g
3,076,023
27,661 Bill.com Holdings, Inc.
g
6,891,738
117,233 Block, Inc.
g
18,934,302
9,003 Broadcom, Inc. 5,990,686

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (34.2%) Value
Information Technology (9.1%) - continued
2,513 Broadridge Financial Solutions,
Inc. $ 459,427
4,062 CACI International, Inc.
g
1,093,531
10,260 Cadence Design Systems, Inc.
g
1,911,951
82,612 Calix, Inc.
g
6,606,482
9,450 CDK Global, Inc. 394,443
6,211 CDW Corporation 1,271,889
37,252 Ciena Corporation
g
2,867,286
83,485 Cisco Systems, Inc. 5,290,444
95,156 Cognex Corporation 7,399,331
38,457 Computer Services, Inc. 2,045,912
1,059 Concentrix Corporation 189,159
20,409 Coupa Software, Inc.
g
3,225,642
1,876 CTS Corporation 68,887
42,930 Descartes Systems Group, Inc.
g
3,549,452
2,314 Digital Turbine, Inc.
g
141,131
2,292 Diodes, Inc.
g
251,685
16,634 DocuSign, Inc.
g
2,533,525
87,398 Dolby Laboratories, Inc. 8,322,038
19,441 Dropbox, Inc.
g
477,082
34,307 DXC Technology Company
g
1,104,342
18,224 Elastic NV
g
2,243,192
20,010 Endava plc ADR
g
3,360,079
6,059 EPAM Systems, Inc.
g
4,050,139
12,688 ePlus, Inc.
g
683,629
10,337 Euronet Worldwide, Inc.
g
1,231,860
1,065 ExlService Holdings, Inc.
g
154,180
5,398 eXp World Holdings, Inc. 181,859
2,042 F5, Inc.
g
499,698
2,732 Fair Isaac Corporation
g
1,184,786
6,090 Fidelity National Information
Services, Inc. 664,724
64,125 Five9, Inc.
g
8,805,645
12,076 FLEETCOR Technologies, Inc.
g
2,703,092
475 Genpact, Ltd. 25,213
184,341 Gilat Satellite Networks, Ltd. 1,303,291
21,080 Global Payments, Inc. 2,849,594
49,303 Hewlett Packard Enterprise
Company 777,508
6,229 HubSpot, Inc.
g
4,105,845
1,969 I3 Verticals, Inc.
g
44,874
21,648 Intel Corporation 1,114,872
26,858 Jack Henry & Associates, Inc. 4,485,017
10,279 KLA-Tencor Corporation 4,421,101
108,393 Knowles Corporation
g
2,530,977
11,342 Lam Research Corporation 8,156,599
53,917 Lattice Semiconductor
Corporation
g
4,154,844
8,457 Littelfuse, Inc. 2,661,249
71,648 LivePerson, Inc.
g
2,559,267
76,928 LiveRamp Holding, Inc.
g
3,688,698
1,348 Loyalty Ventures, Inc.
g
40,534
6,361 Manhattan Associates, Inc.
g
989,072
97,342 Mastercard, Inc. 34,976,927
4,044 MAXIMUS, Inc. 322,185
1,432 MaxLinear, Inc.
g
107,958
352,936 Microsoft Corporation 118,699,436
31,837 MKS Instruments, Inc. 5,545,050
24,154 Monolithic Power Systems, Inc. 11,915,893
515 Motorola Solutions, Inc. 139,926
59,492 National Instruments Corporation 2,598,016
11,215 NCR Corporation
g
450,843
10,305 NetApp, Inc. 947,957
1,106 NICE, Ltd. ADR
g
335,782
17,768 Nova, Ltd.
g
2,603,012
Shares Common Stock (34.2%) Value
Information Technology (9.1%) - continued
147,351 NVIDIA Corporation $ 43,337,403
17,049 Okta, Inc.
g
3,821,874
9,512 Palo Alto Networks, Inc.
g
5,295,901
6,554 Paychex, Inc. 894,621
11,561 Paycom Software, Inc.
g
4,800,012
19,925 Paymentus Holdings, Inc.
f,g
696,977
110,648 PayPal Holdings, Inc.
g
20,866,000
1,844 Pinterest, Inc.
g
67,029
5,840 Progress Software Corporation 281,897
2,453 PTC, Inc.
g
297,181
109,189 QUALCOMM, Inc. 19,967,392
20,669 SailPoint Technologies Holdings,
Inc.
g
999,139
95,711 Salesforce.com, Inc.
g
24,323,036
39,108 Samsung Electronics Company,
Ltd. 2,568,417
7,985 ScanSource, Inc.
g
280,114
17,335 Semtech Corporation
g
1,541,602
27,586 ServiceNow, Inc.
g
17,906,348
196,595 Sierra Wireless, Inc.
g
3,464,004
10,296 SiTime Corporation
g
3,011,992
3,192 SolarEdge Technologies, Inc.
g
895,579
81,207 Sonos, Inc.
g
2,419,969
103,413 Sprout Social, Inc.
g
9,378,525
63,236 STMicroelectronics NV ADR 3,090,976
15,256 TD SYNNEX Corporation 1,744,676
5,487 TE Connectivity, Ltd. 885,273
81,381 Telefonaktiebolaget LM Ericsson
ADR 884,611
56,645 Texas Instruments, Inc. 10,675,883
38,877 Trade Desk, Inc.
g
3,562,688
3,062 Trimble, Inc.
g
266,976
29,475 TTEC Holdings, Inc. 2,668,961
368,013 TTM Technologies, Inc.
g
5,483,394
2,884 Universal Display Corporation 475,947
3,084 Upland Software, Inc.
g
55,327
2,804 VeriSign, Inc.
g
711,711
2,223 Vertex, Inc.
g
35,279
3,171 VMware, Inc. 367,455
10,391 WEX, Inc.
g
1,458,792
74,978 Workiva, Inc.
g
9,783,879
35,905 Xerox Holdings Corporation 812,889
14,506 Zoom Video Communications,
Inc.
g
2,667,798
9,158 Zscaler, Inc.
g
2,942,740
Total 724,653,216
Materials (1.1%)
2,722 Alpha Metallurgical Resources,
Inc.
g
166,178
44,071 AptarGroup, Inc. 5,397,816
40,475 Ashland Global Holdings, Inc. 4,357,538
8,943 Avery Dennison Corporation 1,936,786
43,662 Axalta Coating Systems, Ltd.
g
1,446,085
128 Balchem Corporation 21,581
3,085 Ball Corporation 296,993
2,086 Cabot Corporation 117,233
84,212 Carpenter Technology Corporation 2,458,148
3,576 Celanese Corporation 600,983
31,353 CF Industries Holdings, Inc. 2,219,165
37,320 Chemours Company 1,252,459
29,991 Cleveland-Cliffs, Inc.
g
652,904
47,933 Compass Minerals International,
Inc. 2,448,418
17,218 Crown Holdings, Inc. 1,904,655

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (34.2%) Value
Materials (1.1%) - continued
42,372 Eastman Chemical Company $ 5,123,199
57,670 Ferroglobe Representation &
Warranty Insurance Trust
c,g
6
9,056 FMC Corporation 995,164
29,885 Graphic Packaging Holding
Company 582,758
40,288 Huntsman Corporation 1,405,245
60,226 Ingevity Corporation
g
4,318,204
17,171 Innospec, Inc. 1,551,228
316,893 Ivanhoe Mines, Ltd.
g
2,585,348
22,538 Kaiser Aluminum Corporation 2,117,220
17,281 LyondellBasell Industries NV 1,593,827
10,782 Martin Marietta Materials, Inc. 4,749,687
248 Materion Corporation 22,801
7,720 Minerals Technologies, Inc. 564,718
21,512 Myers Industries, Inc. 430,455
9,953 Neenah, Inc. 460,625
13 NewMarket Corporation 4,455
11,988 Nucor Corporation 1,368,430
31,074 O-I Glass, Inc.
g
373,820
10,950 Olin Corporation 629,844
23,735 Quaker Chemical Corporation 5,477,563
3,005 Ramaco Resources, Inc.
g
40,868
7,193 Reliance Steel & Aluminum
Company 1,166,848
2,843 Royal Gold, Inc. 299,112
13,189 Ryerson Holding Corporation 343,573
12,579 Sensient Technologies Corporation 1,258,655
32,975 Sherwin-Williams Company 11,612,476
6,188 Sonoco Products Company 358,223
14,759 Steel Dynamics, Inc. 916,091
4,793 Tronox Holdings plc 115,176
44,472 UFP Technologies, Inc.
g
3,124,603
21,675 United States Lime & Minerals, Inc. 2,796,509
24,551 United States Steel Corporation 584,559
16,809 Westlake Chemical Corporation 1,632,658
3,622 Worthington Industries, Inc. 197,979
Total 84,078,869
Real Estate (1.6%)
13,097 AGNC Investment Corporation 196,979
86,957 Agree Realty Corporation 6,205,252
1,477 Alexandria Real Estate Equities,
Inc. 329,312
84,104 American Campus Communities,
Inc. 4,818,318
9,212 American Finance Trust, Inc. 84,106
3,819 Apartment Income REIT
Corporation 208,785
3,694 AvalonBay Communities, Inc. 933,067
6,291 Breaemar Hotels & Resorts, Inc.
g
32,084
37,938 Camden Property Trust 6,778,762
18,506 CareTrust REIT, Inc. 422,492
43,495 CBRE Group, Inc.
g
4,719,642
9,984 Cedar Realty Trust, Inc. 250,698
16,940 Colliers International Group, Inc. 2,518,131
2,798 Community Healthcare Trust, Inc. 132,261
97,053 CubeSmart 5,523,286
131,726 Cushman and Wakefield plc
g
2,929,586
1,501 Digital Realty Trust, Inc. 265,482
4,885 Duke Realty Corporation 320,651
9,846 EastGroup Properties, Inc. 2,243,411
55,050 EPR Properties 2,614,324
154,681 Essential Properties Realty Trust,
Inc. 4,459,453
Shares Common Stock (34.2%) Value
Real Estate (1.6%) - continued
2,065 Essex Property Trust, Inc. $ 727,355
4,472 Extra Space Storage, Inc. 1,013,937
3,490 Farmland Partners, Inc. 41,705
2,709 Federal Realty Investment Trust 369,291
68,851 First Industrial Realty Trust, Inc. 4,557,936
15,949 FirstService Corporation 3,133,500
47,917 Four Corners Property Trust, Inc. 1,409,239
6,490 Getty Realty Corporation 208,264
18,067 Gladstone Commercial
Corporation 465,587
12,843 Gladstone Land Corporation 433,580
25,815 Healthcare Realty Trust, Inc. 816,787
1,659 Highwoods Properties, Inc. 73,975
62,634 Host Hotels & Resorts, Inc.
g
1,089,205
109,857 Independence Realty Trust, Inc. 2,837,606
13,115 Industrial Logistics Properties Trust 328,531
8,173 Innovative Industrial Properties,
Inc. 2,148,763
2,798 Jones Lang LaSalle, Inc.
g
753,613
18,519 Kilroy Realty Corporation 1,230,773
12,562 Life Storage, Inc. 1,924,247
15,625 Medical Properties Trust, Inc. 369,219
162,099 MGIC Investment Corporation 2,337,468
43,854 National Retail Properties, Inc. 2,108,062
230,926 National Storage Affiliates Trust 15,980,079
121,851 New Residential Investment
Corporation 1,305,024
31,813 NexPoint Residential Trust, Inc. 2,666,884
3,845 Omega Healthcare Investors, Inc. 113,774
6,974 One Liberty Properties, Inc. 246,043
796 Orion Office REIT, Inc.
g
14,861
5,589 Preferred Apartment Communities,
Inc. 100,937
1,521 PS Business Parks, Inc. 280,123
15,952 Public Storage, Inc. 5,974,981
31,379 Rayonier, Inc. REIT 1,266,456
7,962 Realty Income Corporation 570,000
1,831 Redfin Corporation
g
70,292
114,212 Rexford Industrial Realty, Inc. 9,263,735
32,582 Sabra Health Care REIT, Inc. 441,160
9,241 SBA Communications Corporation 3,594,934
116,098 Service Properties Trust 1,020,501
28,952 Spirit Realty Capital, Inc. 1,395,197
47,511 STAG Industrial, Inc. 2,278,628
47,839 UDR, Inc. 2,869,862
18,960 UMH Properties, Inc. 518,177
Total 124,336,373
Utilities (0.5%)
5,124 Alliant Energy Corporation 314,972
5,626 American States Water Company 581,954
12,274 Artesian Resources Corporation 568,655
9,068 Avista Corporation 385,299
9,259 Black Hills Corporation 653,408
10,454 CenterPoint Energy, Inc. 291,771
100 Chesapeake Utilities Corporation 14,581
1,185 Consolidated Edison, Inc. 101,104
10,854 Consolidated Water Company,
Ltd.
f
115,487
3,937 DTE Energy Company 470,629
13,936 Duke Energy Corporation 1,461,886
16,579 Entergy Corporation 1,867,624
1,242 Essential Utilities, Inc. 66,683
32,824 Exelon Corporation 1,895,914
79 MGE Energy, Inc. 6,498

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (34.2%) Value
Utilities (0.5%) - continued
452 Middlesex Water Company $ 54,376
342,032 NiSource, Inc. 9,443,504
35,889 NorthWestern Corporation 2,051,415
2,750 Otter Tail Corporation 196,405
40,265 Pinnacle West Capital Corporation 2,842,306
60,955 Portland General Electric
Company 3,225,739
81,287 Sempra Energy 10,752,644
49,816 Spire, Inc. 3,249,000
38,153 UGI Corporation 1,751,604
165 Unitil Corporation 7,588
10,990 Vistra Energy Corporation 250,242
Total 42,621,288
Total Common Stock
(cost $1,770,322,569) 2,719,425,517
Principal
Amount Long-Term Fixed Income ( 11.9% ) Value
Asset-Backed Securities (0.7%)
510 Asset Backed Trust
$ 950,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
939,036
Access Group, Inc.
126,730
0.602%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
124,848
Arch Street CLO, Ltd.
650,000
2.432%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,h
650,068
650,000
3.582%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,h
650,063
Ares CLO, Ltd.
1,500,000
1.522%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
1,500,123
Ares XL CLO, Ltd.
1,000,000
2.920%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
996,530
Ares XXXIIR CLO, Ltd.
1,250,000
2.156%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
1,250,245
Assurant CLO I, Ltd.
700,000
1.830%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,h
696,817
Buttermilk Park CLO, Ltd.
2,575,000
1.524%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
2,573,795
Carlyle Global Market Strategies
CLO, Ltd.
1,675,000
1.574%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
1,675,037
CarVal CLO II, Ltd.
1,000,000
1.632%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
999,490
Principal
Amount Long-Term Fixed Income (11.9%) Value
Asset-Backed Securities (0.7%) - continued
$ 600,000
2.132%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
$ 598,297
CBAM, Ltd.
1,600,000
1.404%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,h
1,600,043
Cheniere Corpus Christi Holdings,
LLC
180,000 2.742%,  12/31/2039
h
175,607
CMFT Net Lease Master Issuer,
LLC
644,273
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
631,904
Commonbond Student Loan Trust
170,305
0.603%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
169,428
CoreVest American Finance Trust
1,511,590
2.705%,  10/15/2052, Ser.
2019-3, Class A
h
1,544,212
Credit Suisse Mortgage Trust
1,152,262
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
1,138,738
Dewolf Park CLO, Ltd.
975,000
1.574%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
973,752
Dryden 36 Senior Loan Fund
850,000
2.174%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
850,059
Dryden Senior Loan Fund
1,450,000
1.522%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
1,450,819
Flatiron CLO, Ltd.
600,000
1.910%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,h
600,317
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
1,120,972
Galaxy XIX CLO, Ltd.
800,000
1.974%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
795,746
Goldentree Loan Management,
Ltd.
975,000
1.525%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
974,577
Golub Capital Partners, Ltd.
750,000
1.312%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,h
747,869
1,095,000
1.332%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,h
1,092,120
Goodgreen
890,564
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
927,046

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Asset-Backed Securities (0.7%) - continued
Home Partners of America Trust
$ 1,249,266
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
$ 1,233,953
1,109,688
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
1,082,542
Laurel Road Prime Student Loan
Trust
130,200
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
131,440
373,241
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
384,538
Longfellow Place CLO, Ltd.
1,900,000
1.874%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,898,016
525,000
2.424%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
524,660
Madison Park Funding XIV, Ltd.
1,200,000
1.528%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
1,200,020
Madison Park Funding, Ltd.
1,000,000
2.232%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,h
1,000,708
Mello Mortgage Capital
Acceptance
1,197,194
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
1,195,650
Mercury Financial Credit Card
Master Trust
850,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
h
849,210
MRA Issuance Trust
1,100,000
1.849%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,h
1,100,114
National Collegiate Trust
411,352
0.400%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
404,805
OCP CLO, Ltd.
850,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
846,327
Octagon Investment Partners 32,
Ltd.
1,400,000
2.174%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,h
1,400,014
Octagon Investment Partners XVI,
Ltd.
250,000
1.522%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
250,067
OZLM IX, Ltd.
600,000
1.682%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
601,305
Principal
Amount Long-Term Fixed Income (11.9%) Value
Asset-Backed Securities (0.7%) - continued
Palmer Square Loan Funding, Ltd.
$ 850,000
1.782%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,h
$ 850,101
Progress Residential Trust
600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
591,276
ROC Securities Trust Series
975,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
963,783
Saxon Asset Securities Trust
430,017
3.444%,  8/25/2035, Ser.
2004-2, Class MF2
b
423,251
Sound Point CLO XIV, Ltd.
1,250,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
1,246,165
Sound Point CLO XV, Ltd.
1,225,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
1,221,155
Sound Point CLO XXI, Ltd.
725,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
725,029
Stratus CLO, Ltd.
875,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
872,769
THL Credit Wind River CLO, Ltd.
500,000
1.562%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,h
500,846
Toorak Mortgage Corporation, Ltd.
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
996,345
TRK Trust
966,854
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
961,017
U.S. Small Business Administration
49,582
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 50,232
Upstart Securitization Trust
309,537
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
310,447
VCAT Asset Securitization, LLC
500,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
495,604
Voya CLO, Ltd.
750,000
1.124%,  (LIBOR 3M +
1.000%), 10/15/2030, Ser.
2012-4A, Class A1R3
b,h
749,447
Wind River CLO, Ltd.
750,000
1.732%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
749,714
625,000
2.132%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
625,007
Total 53,883,115

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Basic Materials (0.1%)
Air Products and Chemicals, Inc.
$ 650,000 2.700%,  5/15/2040 $ 655,470
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
h
256,800
BWAY Holding Company
170,000 5.500%,  4/15/2024
h
171,559
Chemours Company
170,000 5.750%,  11/15/2028
h
177,883
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027 197,837
90,000 4.625%,  3/1/2029
h
91,800
90,000 4.875%,  3/1/2031
h
93,499
Consolidated Energy Finance SA
281,000 5.625%,  10/15/2028
h
274,677
DowDuPont, Inc.
190,000 4.493%,  11/15/2025 209,941
First Quantum Minerals, Ltd.
310,000 7.500%,  4/1/2025
h
318,897
Freeport-McMoRan, Inc.
220,000 4.125%,  3/1/2028 228,250
240,000 4.250%,  3/1/2030 253,200
681,000 4.625%,  8/1/2030 730,372
Glencore Funding, LLC
64,000 4.125%,  5/30/2023
h
66,555
479,000 4.000%,  3/27/2027
h
516,757
Hecla Mining Company
90,000 7.250%,  2/15/2028 96,412
Hudbay Minerals, Inc.
170,000 4.500%,  4/1/2026
h
170,000
Ingevity Corporation
250,000 3.875%,  11/1/2028
h
243,438
International Flavors and
Fragrances, Inc.
350,000 3.468%,  12/1/2050
h
366,668
Kinross Gold Corporation
218,000 5.950%,  3/15/2024 236,495
345,000 4.500%,  7/15/2027 385,400
Mercer International, Inc.
160,000 5.125%,  2/1/2029 163,419
Novelis Corporation
85,000 3.250%,  11/15/2026
h
85,744
100,000 4.750%,  1/30/2030
h
105,125
85,000 3.875%,  8/15/2031
h
84,469
OCI NV
115,000 4.625%,  10/15/2025
h
119,313
Olin Corporation
245,000 5.125%,  9/15/2027 251,431
SCIH Salt Holdings, Inc.
160,000 4.875%,  5/1/2028
h
153,600
SCIL USA Holdings, LLC
209,000 5.375%,  11/1/2026
h
214,486
SPCM SA
166,000 3.375%,  3/15/2030
h
159,775
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
h
179,100
Syngenta Finance NV
200,000 5.182%,  4/24/2028
h
224,536
Teck Resources, Ltd.
439,000 6.125%,  10/1/2035 569,118
Principal
Amount Long-Term Fixed Income (11.9%) Value
Basic Materials (0.1%) - continued
Unifrax Escrow Issuer Corporation
$ 147,000 5.250%,  9/30/2028
h
$ 148,580
United States Steel Corporation
276,000 6.875%,  3/1/2029
f
297,045
Venator Finance SARL
170,000 5.750%,  7/15/2025
f,h
163,200
Total 8,660,851
Capital Goods (0.2%)
AECOM
280,000 5.125%,  3/15/2027 305,017
Amsted Industries, Inc.
245,000 5.625%,  7/1/2027
h
254,800
Ardagh Packaging Finance plc
150,000 5.250%,  8/15/2027
h
150,938
Boeing Company
505,000 5.930%,  5/1/2060 700,780
395,000 5.040%,  5/1/2027 444,768
650,000 5.705%,  5/1/2040 834,865
Bombardier, Inc.
65,000 7.125%,  6/15/2026
h
67,432
170,000 7.875%,  4/15/2027
h
176,307
145,000 6.000%,  2/15/2028
h
145,439
Brand Industrial Services, Inc.
105,000 8.500%,  7/15/2025
h
104,902
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
150,204
BWAY Holding Company
180,000 7.250%,  4/15/2025
h
180,456
Carrier Global Corporation
384,000 3.577%,  4/5/2050 408,279
300,000 2.700%,  2/15/2031 304,697
Cintas Corporation No. 2
345,000 3.700%,  4/1/2027 377,428
CNH Industrial NV
300,000 3.850%,  11/15/2027 326,566
Coinbase Global, Inc.
81,000 3.375%,  10/1/2028
h
75,634
Cornerstone Building Brands, Inc.
240,000 6.125%,  1/15/2029
h
256,524
Covanta Holding Corporation
139,000 5.000%,  9/1/2030 141,780
Covert Mergeco, Inc.
85,000 4.875%,  12/1/2029
h
86,275
CP Atlas Buyer, Inc.
150,000 7.000%,  12/1/2028
h
149,250
GFL Environmental, Inc.
140,000 4.000%,  8/1/2028
h
137,200
220,000 3.500%,  9/1/2028
h
216,700
H&E Equipment Services, Inc.
278,000 3.875%,  12/15/2028
h
275,915
Howard Midstream Energy
Partners, LLC
178,000 6.750%,  1/15/2027
h
182,397
Howmet Aerospace, Inc.
9,000 6.875%,  5/1/2025 10,347
162,000 3.000%,  1/15/2029 162,218
Ingersoll-Rand Luxembourg
Finance SA
300,000 3.500%,  3/21/2026 318,133

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Capital Goods (0.2%) - continued
JELD-WEN, Inc.
$ 280,000 4.625%,  12/15/2025
h
$ 282,100
L3Harris Technologies, Inc.
45,000 3.950%,  5/28/2024 47,596
Lockheed Martin Corporation
348,000 4.500%,  5/15/2036 424,675
120,000 6.150%,  9/1/2036 167,518
Meritor, Inc.
150,000 4.500%,  12/15/2028
h
150,375
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
h
113,575
New Enterprise Stone and Lime
Company, Inc.
210,000 5.250%,  7/15/2028
h
212,940
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 532,647
OI European Group BV
184,000 4.750%,  2/15/2030
h
186,480
Owens-Brockway Glass Container,
Inc.
150,000 5.875%,  8/15/2023
h
157,125
Pactiv Evergreen Group
130,000 4.375%,  10/15/2028
h
129,025
PGT Innovations, Inc.
175,000 4.375%,  10/1/2029
h
175,875
Raytheon Technologies
Corporation
384,000 4.125%,  11/16/2028 429,520
375,000 4.450%,  11/16/2038 451,949
400,000 3.750%,  11/1/2046 445,607
Republic Services, Inc.
335,000 2.900%,  7/1/2026 350,165
Roper Technologies, Inc.
240,000 4.200%,  9/15/2028 269,422
400,000 1.750%,  2/15/2031 375,601
SRM Escrow Issuer, LLC
255,000 6.000%,  11/1/2028
h
272,225
Standard Industries, Inc.
230,000 4.375%,  7/15/2030
h
234,716
Textron, Inc.
720,000 3.375%,  3/1/2028 760,370
Titan Acquisition, Ltd.
95,000 7.750%,  4/15/2026
h
96,425
TransDigm, Inc.
160,000 6.250%,  3/15/2026
h
166,300
460,000 5.500%,  11/15/2027 473,800
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 183,903
185,000 4.000%,  7/15/2030 190,088
Vertiv Group Corporation
83,000 4.125%,  11/15/2028
h
83,830
Victors Merger Corporation
104,000 6.375%,  5/15/2029
h
97,760
Waste Pro USA, Inc.
110,000 5.500%,  2/15/2026
h
109,450
WESCO Distribution, Inc.
230,000 7.250%,  6/15/2028
h
252,138
Total 14,768,451
Principal
Amount Long-Term Fixed Income (11.9%) Value
Collateralized Mortgage Obligations (0.6%)
Banc of America Alternative Loan
Trust
$ 16,714
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 16,654
Bellemeade Re, Ltd.
61,726
1.702%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
61,726
1,000,000
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
1,001,170
BRAVO Residential Funding Trust
92,718
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
94,022
Business Jet Securities, LLC
798,558
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
797,355
Citicorp Mortgage Securities, Inc.
669,489
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 664,402
Citigroup Mortgage Loan Trust,
Inc.
2,163
2.425%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
2,180
COLT Mortgage Loan Trust
1,226,505
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
1,222,985
Countrywide Alternative Loan Trust
348,894
2.691%,  10/25/2035, Ser.
2005-43, Class 4A1
b
327,542
629,637
7.000%,  10/25/2037, Ser.
2007-24, Class A10 310,389
Countrywide Home Loans, Inc.
170,611
5.750%,  4/25/2037, Ser.
2007-3, Class A27 113,690
Credit Suisse Mortgage Trust
847,750
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,h
872,466
2,496,159
3.425%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
2,506,339
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
67,851
6.000%,  1/25/2022, Ser.
2006-AR5, Class 23A 62,948
Federal Home Loan Mortgage
Corporation - REMIC
11,177,368
2.000%,  11/25/2050, Ser.
5038, Class NI
j
1,169,913
261,799
4.000%,  7/15/2031, Ser.
4104, Class KI
j
8,783
461,663
3.000%,  2/15/2033, Ser.
4170, Class IG
j
43,847
928,733
3.000%,  3/15/2033, Ser.
4180, Class PI
j
101,235
Federal National Mortgage
Association - REMIC
1,357,939
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
70,677
14,724,858
1.500%,  11/25/2035, Ser.
2020-99, Class IG
j
780,784
Flagstar Mortgage Trust
693,319
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
707,863

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Foundation Finance Trust
$ 801,646
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
$ 788,889
FWD Securitization Trust
556,806
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
559,979
GCAT Trust
1,223,599
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
1,218,487
Genworth Mortgage Insurance
Corporation
1,250,000
2.152%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
1,250,713
GS Mortgage-Backed Securities
Trust
426,521
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
429,897
J.P. Morgan Mortgage Trust
1,205,147
2.500%,  1/25/2052, Ser.
2021-INV4, Class A2A
b,h
1,206,968
900,000
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
900,529
LHOME Mortgage Trust
400,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
400,671
1,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
995,472
MASTR Alternative Loans Trust
409,069
0.552%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
57,157
Merrill Lynch Alternative Note
Asset Trust
150,076
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 88,043
MRA Issuance Trust
875,000
1.849%,  (LIBOR 1M +
1.750%), 4/15/2022, Ser.
2021-EBO1, Class A2X
b,h
875,845
New Residential Mortgage Loan
Trust
2,462,976
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
2,462,879
New York Mortgage Trust
1,100,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
1,092,172
846,425
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
844,786
Oaktown Re VII, Ltd.
600,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
600,000
Oaktown Re, Ltd.
1,200,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
1,200,699
Palisades Mortgage Loan Trust
1,600,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,602,155
Principal
Amount Long-Term Fixed Income (11.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Palmer Square Loan Funding, Ltd.
$ 1,300,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,h
$ 1,300,201
Preston Ridge Partners Mortgage
Trust, LLC
983,928
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
977,759
Pretium Mortgage Credit Partners,
LLC
561,238
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
556,208
Radnor Re, Ltd.
1,600,000
1.898%,  (SOFR30A +
1.850%), 11/25/2031, Ser.
2021-2, Class M1A
b,h
1,601,881
Renaissance Home Equity Loan
Trust
1,086,861
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
532,278
Residential Accredit Loans, Inc.
Trust
315,575
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 309,320
21,756
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 21,539
Residential Funding Mortgage
Security I Trust
70,048
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 66,930
Sequoia Mortgage Trust
207,268
2.833%,  9/20/2046, Ser.
2007-1, Class 4A1
b
160,328
Silver Hill Trust
350,885
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
352,782
Starwood Mortgage Residential
Trust
86,695
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
87,226
Structured Adjustable Rate
Mortgage Loan Trust
28,236
2.933%,  9/25/2035, Ser.
2005-18, Class 1A1
b
21,798
Toorak Mortgage Corporation, Ltd.
280,855
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,i
281,376
2,954,057
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,960,601
750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
751,154
Tricon Residential Trust
800,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
788,139
Vericrest Opportunity Loan
Transferee
686,768
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
681,291
850,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
842,505
900,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
889,939

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
$ 781,915
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
$ 778,246
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
643,576
650,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
642,754
481,099
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
479,047
450,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
445,161
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,h,i
375,000
Verus Securitization Trust
575,000
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
574,660
625,696
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,h
637,899
ZH Trust
930,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
h
923,821
1,750,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
h
1,735,683
Total 47,931,413
Commercial Mortgage-Backed Securities (0.1%)
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
1,276,365
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
490,658
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
667,068
BBCMS Mortgage Trust
6,969,474
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
874,723
Benchmark Mortgage Trust
1,850,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 1,917,828
BFLD Trust
400,000
1.810%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
399,791
BINOM Securitization Trust
725,000
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
725,271
GS Mortgage Securities Trust
2,381,861
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 2,454,220
Morgan Stanley Capital I Trust
7,174,527
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
939,608
Total 9,745,532
Communications Services (0.3%)
Altice France SA
110,000 8.125%,  2/1/2027
h
117,562
75,000 5.500%,  1/15/2028
h
74,431
175,000 5.125%,  7/15/2029
h
170,704
211,000 5.500%,  10/15/2029
h
207,835
American Tower Corporation
130,000 3.375%,  10/15/2026 138,128
Principal
Amount Long-Term Fixed Income (11.9%) Value
Communications Services (0.3%) - continued
$ 525,000 2.900%,  1/15/2030 $ 538,040
325,000 2.100%,  6/15/2030 312,923
AT&T, Inc.
451,000 3.500%,  9/15/2053 455,012
400,000 2.300%,  6/1/2027 406,941
750,000 4.350%,  3/1/2029 842,457
987,000 5.250%,  3/1/2037 1,220,833
700,000 4.900%,  8/15/2037 845,844
355,000 5.550%,  8/15/2041 465,437
CCO Holdings, LLC
220,000 5.500%,  5/1/2026
h
226,647
290,000 5.125%,  5/1/2027
h
298,700
215,000 4.250%,  1/15/2034
h
211,523
Cengage Learning, Inc.
120,000 9.500%,  6/15/2024
h
120,750
Charter Communications
Operating, LLC
300,000 4.500%,  2/1/2024 319,044
495,000 4.200%,  3/15/2028 542,095
650,000 3.500%,  6/1/2041 633,740
460,000 6.484%,  10/23/2045 628,170
Clear Channel Worldwide
Holdings, Inc.
210,000 7.750%,  4/15/2028
h
224,700
Comcast Corporation
420,000 3.950%,  10/15/2025 458,527
375,000 4.250%,  10/15/2030 432,777
485,000 4.400%,  8/15/2035 581,185
490,000 4.750%,  3/1/2044 611,788
250,000 4.600%,  8/15/2045 310,921
Consolidated Communications,
Inc.
100,000 5.000%,  10/1/2028
h
101,000
Cox Communications, Inc.
475,000 3.350%,  9/15/2026
h
504,174
CSC Holdings, LLC
150,000 5.375%,  2/1/2028
h
155,305
296,000 4.125%,  12/1/2030
h
288,970
Cumulus Media New Holdings,
Inc.
200,000 6.750%,  7/1/2026
f,h
207,500
DIRECTV Holdings, LLC
215,000 5.875%,  8/15/2027
h
220,098
Discovery Communications, LLC
600,000 4.900%,  3/11/2026 668,699
DISH DBS Corporation
145,000 5.250%,  12/1/2026
h
147,289
150,000 7.375%,  7/1/2028 151,875
108,000 5.750%,  12/1/2028
h
109,080
Entercom Media Corporation
248,000 6.500%,  5/1/2027
h
245,322
Front Range BidCo, Inc.
129,000 4.000%,  3/1/2027
h
127,164
Frontier Communications
Holdings, LLC
181,000 5.875%,  10/15/2027
h
191,407
GCI, LLC
170,000 4.750%,  10/15/2028
h
174,462
Gray Escrow II, Inc.
330,000 5.375%,  11/15/2031
h
339,487
Gray Television, Inc.
210,000 4.750%,  10/15/2030
h
208,687

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Communications Services (0.3%) - continued
Hughes Satellite Systems
Corporation
$ 120,000 6.625%,  8/1/2026 $ 134,310
iHeartCommunications, Inc.
220,000 4.750%,  1/15/2028
h
223,106
LCPR Senior Secured Financing
DAC
135,000 6.750%,  10/15/2027
h
141,750
Level 3 Financing, Inc.
300,000 4.625%,  9/15/2027
h
306,000
140,000 4.250%,  7/1/2028
h
138,600
NBN Company, Ltd.
575,000 2.625%,  5/5/2031
h
577,311
Netflix, Inc.
223,000 4.875%,  4/15/2028 254,220
130,000 5.875%,  11/15/2028 156,325
254,000 5.375%,  11/15/2029
h
301,625
230,000 4.875%,  6/15/2030
h
268,238
Nexstar Escrow Corporation
240,000 5.625%,  7/15/2027
h
252,989
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 240,154
200,000 4.200%,  6/1/2030 224,827
Radiate Holdco, LLC
120,000 6.500%,  9/15/2028
h
120,544
Scripps Escrow II, Inc.
120,000 5.375%,  1/15/2031
h
121,950
Scripps Escrow, Inc.
115,000 5.875%,  7/15/2027
h
120,815
Sinclair Television Group, Inc.
240,000 5.500%,  3/1/2030
h
232,800
Sirius XM Radio, Inc.
285,000 5.000%,  8/1/2027
h
296,212
115,000 4.000%,  7/15/2028
h
115,643
Sprint Capital Corporation
172,000 6.875%,  11/15/2028 217,580
235,000 8.750%,  3/15/2032 352,500
Sprint Corporation
880,000 7.625%,  2/15/2025 1,012,000
Telesat Canada
85,000 4.875%,  6/1/2027
h
75,055
45,000 6.500%,  10/15/2027
h
34,920
Terrier Media Buyer, Inc.
120,000 8.875%,  12/15/2027
h
129,692
T-Mobile USA, Inc.
530,000 2.550%,  2/15/2031 527,336
525,000 4.375%,  4/15/2040 600,172
United States Cellular Corporation
150,000 6.700%,  12/15/2033 181,281
Uniti Group, LP
50,000 4.750%,  4/15/2028
h
49,587
Verizon Communications, Inc.
384,000 3.700%,  3/22/2061 416,339
256,000 2.100%,  3/22/2028 256,488
1,244,000 4.272%,  1/15/2036 1,459,193
725,000 2.650%,  11/20/2040 688,907
ViacomCBS Inc.
336,000 5.850%,  9/1/2043 452,595
VTR Finance NV
150,000 6.375%,  7/15/2028
h
156,000
Principal
Amount Long-Term Fixed Income (11.9%) Value
Communications Services (0.3%) - continued
Walt Disney Company
$ 260,000 2.650%,  1/13/2031 $ 270,459
Ziggo BV
232,000 5.500%,  1/15/2027
h
238,380
85,000 4.875%,  1/15/2030
h
87,176
Total 26,670,312
Consumer Cyclical (0.4%)
1011778 B.C., ULC
250,000 4.375%,  1/15/2028
h
255,000
Allen Media, LLC
146,000 10.500%,  2/15/2028
h
152,323
Allied Universal Holdco, LLC
85,000 6.625%,  7/15/2026
h
89,182
245,000 4.625%,  6/1/2028
h
244,848
105,000 6.000%,  6/1/2029
h
102,112
Allison Transmission, Inc.
245,000 3.750%,  1/30/2031
h
238,875
Amazon.com, Inc.
675,000 3.100%,  5/12/2051 720,645
375,000 3.875%,  8/22/2037 440,750
360,000 4.050%,  8/22/2047 436,481
American Axle & Manufacturing,
Inc.
360,000 6.500%,  4/1/2027
f
373,950
Arko Corporation
109,000 5.125%,  11/15/2029
h
105,321
Ashton Woods USA, LLC
140,000 4.625%,  8/1/2029
h
138,250
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
h
158,100
Boyne USA, Inc.
120,000 4.750%,  5/15/2029
h
123,600
Brookfield Residential Properties,
Inc.
160,000 6.250%,  9/15/2027
h
167,008
180,000 5.000%,  6/15/2029
h
180,126
Caesars Entertainment, Inc.
241,000 6.250%,  7/1/2025
h
252,960
50,000 8.125%,  7/1/2027
h
55,372
175,000 4.625%,  10/15/2029
h
175,000
Carnival Corporation
148,000 7.625%,  3/1/2026
h
155,141
250,000 5.750%,  3/1/2027
h
250,000
175,000 4.000%,  8/1/2028
h
173,687
109,000 6.000%,  5/1/2029
h
108,455
Cedar Fair, LP
76,000 5.375%,  4/15/2027 77,900
220,000 5.250%,  7/15/2029 225,500
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
144,900
Cinemark USA, Inc.
105,000 5.875%,  3/15/2026
f,h
106,312
Clarios Global, LP
110,000 8.500%,  5/15/2027
h
116,600
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 309,667
Daimler Trucks Finance North
America, LLC
390,000 2.000%,  12/14/2026
h
391,664

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Consumer Cyclical (0.4%) - continued
Dana, Inc.
$ 190,000 5.625%,  6/15/2028 $ 201,875
Empire Communities Corporation
180,000 7.000%,  12/15/2025
h
186,300
Expedia Group, Inc.
690,000 3.250%,  2/15/2030 704,145
Ford Motor Company
94,000 3.250%,  2/12/2032 96,256
Ford Motor Credit Company, LLC
250,000 4.063%,  11/1/2024 263,042
420,000 4.134%,  8/4/2025 445,725
275,000 2.700%,  8/10/2026 277,406
Forestar Group, Inc.
145,000 3.850%,  5/15/2026
h
145,362
Gap, Inc.
67,000 3.625%,  10/1/2029
h
66,270
General Motors Company
650,000 6.125%,  10/1/2025 746,674
450,000 6.800%,  10/1/2027 552,343
General Motors Financial
Company, Inc.
224,000 3.950%,  4/13/2024 235,700
127,000 1.200%,  10/15/2024 126,066
230,000 1.500%,  6/10/2026 226,299
GLP Capital, LP
467,000 5.750%,  6/1/2028 539,217
Golden Nugget, Inc.
275,000 6.750%,  10/15/2024
h
275,000
Goodyear Tire & Rubber Company
110,000 5.000%,  7/15/2029
h
118,162
85,000 5.250%,  7/15/2031
h
92,285
Guitar Center Escrow Issuer II, Inc.
67,000 8.500%,  1/15/2026
h
71,890
Hanesbrands, Inc.
144,000 4.875%,  5/15/2026
h
153,900
Herc Holdings, Inc.
160,000 5.500%,  7/15/2027
h
166,400
Hilton Domestic Operating
Company, Inc.
300,000 4.875%,  1/15/2030 320,625
Hilton Grand Vacations Borrower
Escrow, LLC
215,000 5.000%,  6/1/2029
h
220,375
Home Depot, Inc.
275,000 5.400%,  9/15/2040 376,046
336,000 4.250%,  4/1/2046 418,166
315,000 3.900%,  6/15/2047 368,005
Hyundai Capital America
475,000 1.800%,  1/10/2028
h
459,031
International Game Technology plc
200,000 5.250%,  1/15/2029
h
211,910
KB Home
195,000 4.800%,  11/15/2029 212,842
Kohl's Corporation
440,000 3.375%,  5/1/2031 448,107
360,000 5.550%,  7/17/2045 419,752
L Brands, Inc.
260,000 6.625%,  10/1/2030
h
294,450
80,000 6.875%,  11/1/2035 99,400
Lennar Corporation
525,000 4.750%,  5/30/2025 574,379
Principal
Amount Long-Term Fixed Income (11.9%) Value
Consumer Cyclical (0.4%) - continued
Lowe's Companies, Inc.
$ 690,000 2.625%,  4/1/2031 $ 705,943
Macy's Retail Holdings, LLC
155,000 5.875%,  4/1/2029
f,h
165,269
Magic MergerCo, Inc.
250,000 5.250%,  5/1/2028
h
250,110
Marriott International, Inc.
40,000 5.750%,  5/1/2025 45,026
460,000 4.625%,  6/15/2030 517,475
Mastercard, Inc.
350,000 3.950%,  2/26/2048 421,452
Mattamy Group Corporation
240,000 5.250%,  12/15/2027
h
252,420
McDonald's Corporation
250,000 2.125%,  3/1/2030 248,847
575,000 4.450%,  3/1/2047 701,326
MDC Holdings, Inc.
600,000 2.500%,  1/15/2031 580,339
MGM Resorts International
305,000 6.000%,  3/15/2023 318,725
20,000 5.750%,  6/15/2025 21,525
Nissan Motor Acceptance
Company, LLC
480,000 1.125%,  9/16/2024
h
471,623
Penn National Gaming, Inc.
160,000 4.125%,  7/1/2029
h
155,200
PetSmart, Inc.
210,000 4.750%,  2/15/2028
h
215,513
130,000 7.750%,  2/15/2029
h
141,213
Prime Security Services Borrower,
LLC
440,000 5.750%,  4/15/2026
h
472,415
Real Hero Merger Sub 2, Inc.
120,000 6.250%,  2/1/2029
h
119,813
Realogy Group, LLC
210,000 5.750%,  1/15/2029
h
215,250
Rite Aid Corporation
190,000 7.500%,  7/1/2025
h
195,320
Royal Caribbean Cruises, Ltd.
240,000 9.125%,  6/15/2023
h
253,800
210,000 4.250%,  7/1/2026
h
203,405
115,000 5.500%,  4/1/2028
h
116,329
Scientific Games International, Inc.
200,000 7.250%,  11/15/2029
h
223,000
SeaWorld Parks and
Entertainment, Inc.
172,000 5.250%,  8/15/2029
h
175,140
Service Properties Trust
52,000 7.500%,  9/15/2025 56,339
Six Flags Theme Parks, Inc.
110,000 7.000%,  7/1/2025
h
117,474
Staples, Inc.
260,000 7.500%,  4/15/2026
h
267,150
Station Casinos, LLC
122,000 4.625%,  12/1/2031
h
123,000
Tapestry, Inc.
560,000 3.050%,  3/15/2032 563,290
Target Corporation
575,000 2.250%,  4/15/2025 592,562

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Consumer Cyclical (0.4%) - continued
Tenneco, Inc.
$ 195,000 5.000%,  7/15/2026
f
$ 187,444
Toll Brothers Finance Corporation
460,000 3.800%,  11/1/2029 494,500
Uber Technologies, Inc.
120,000 6.250%,  1/15/2028
f,h
128,820
ViacomCBS, Inc.
450,000 4.200%,  5/19/2032 507,585
Visa, Inc.
650,000 2.700%,  4/15/2040 664,191
Wabash National Corporation
175,000 4.500%,  10/15/2028
h
176,750
Wyndham Destinations, Inc.
150,000 6.625%,  7/31/2026
h
166,326
Wyndham Hotels & Resorts, Inc.
90,000 4.375%,  8/15/2028
h
92,700
Yum! Brands, Inc.
210,000 4.750%,  1/15/2030
h
227,325
ZF North America Capital, Inc.
150,000 4.750%,  4/29/2025
h
160,875
Total 28,295,943
Consumer Non-Cyclical (0.4%)
Abbott Laboratories
641,000 4.750%,  11/30/2036 817,994
AbbVie, Inc.
150,000 2.950%,  11/21/2026 158,080
650,000 4.300%,  5/14/2036 766,233
225,000 4.850%,  6/15/2044 281,964
400,000 4.875%,  11/14/2048 516,878
Albertson's Companies, Inc.
229,000 3.500%,  3/15/2029
h
229,449
Altria Group, Inc.
412,000 5.800%,  2/14/2039 495,216
Amgen, Inc.
500,000 3.375%,  2/21/2050 520,066
Anheuser-Busch Companies, LLC
360,000 4.700%,  2/1/2036 434,452
Anheuser-Busch InBev Worldwide,
Inc.
900,000 4.750%,  4/15/2058 1,112,729
575,000 4.375%,  4/15/2038 673,357
Anthem, Inc.
525,000 3.125%,  5/15/2050 537,927
415,000 4.625%,  5/15/2042 515,709
Archer-Daniels-Midland Company
415,000 2.700%,  9/15/2051 417,004
AstraZeneca plc
460,000 3.000%,  5/28/2051 482,107
Bausch Health Companies, Inc.
270,000 5.000%,  2/15/2029
h
238,275
Becton, Dickinson and Company
350,000 3.794%,  5/20/2050 392,725
375,000 3.700%,  6/6/2027 408,665
Bunge, Ltd. Finance Corporation
500,000 2.750%,  5/14/2031 507,442
Cargill, Inc.
251,000 3.125%,  5/25/2051
h
268,179
Principal
Amount Long-Term Fixed Income (11.9%) Value
Consumer Non-Cyclical (0.4%) - continued
Centene Corporation
$ 115,000 4.250%,  12/15/2027 $ 119,888
125,000 4.625%,  12/15/2029 134,808
300,000 3.000%,  10/15/2030 304,953
100,000 2.500%,  3/1/2031 97,352
460,000 2.625%,  8/1/2031 450,800
Central Garden & Pet Company
220,000 4.125%,  10/15/2030 221,925
Cigna Corporation
590,000 4.800%,  8/15/2038 725,700
Comcast Corporation
317,000 2.987%,  11/1/2063
h
300,841
Community Health Systems, Inc.
80,000 5.625%,  3/15/2027
h
84,666
150,000 6.000%,  1/15/2029
h
159,938
220,000 6.875%,  4/15/2029
h
224,125
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 507,466
250,000 2.875%,  5/1/2030 256,562
Coty, Inc.
125,000 5.000%,  4/15/2026
h
128,754
CVS Health Corporation
600,000 3.625%,  4/1/2027 651,060
465,000 4.875%,  7/20/2035 568,532
Danaher Corporation
240,000 2.800%,  12/10/2051 236,665
DaVita, Inc.
260,000 4.625%,  6/1/2030
h
266,175
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
h
127,374
Eli Lilly and Company
380,000 2.500%,  9/15/2060 357,249
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
246,900
Endo Finance, LLC
75,000 9.500%,  7/31/2027
f,h
76,344
Energizer Holdings, Inc.
190,000 4.750%,  6/15/2028
h
194,038
H. J. Heinz Company
80,000 5.200%,  7/15/2045 101,718
HCA, Inc.
575,000 5.375%,  2/1/2025 631,925
794,000 3.500%,  9/1/2030 839,159
HFC Prestige Products, Inc.
214,000 4.750%,  1/15/2029
f,h
217,478
HLF Financing SARL, LLC
293,000 4.875%,  6/1/2029
h
287,492
Humana, Inc.
170,000 2.150%,  2/3/2032 164,379
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
h
582,518
JBS USA Food Company
90,000 5.750%,  1/15/2028
h
93,826
JBS USA LUX SA
373,000 3.000%,  5/15/2032
h
373,000
JBS USA, LLC
105,000 6.500%,  4/15/2029
h
115,501
437,000 5.500%,  1/15/2030
h
475,238
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 359,420

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Consumer Non-Cyclical (0.4%) - continued
Kraft Foods Group, Inc.
$ 178,000 5.000%,  6/4/2042 $ 221,424
Kraft Heinz Foods Company
290,000 3.750%,  4/1/2030 313,033
360,000 4.375%,  6/1/2046 421,560
Mattel, Inc.
195,000 3.375%,  4/1/2026
h
199,976
Molina Healthcare, Inc.
210,000 4.375%,  6/15/2028
h
216,300
Mozart Debt Merger Sub, Inc.
223,000 3.875%,  4/1/2029
h
222,213
220,000 5.250%,  10/1/2029
h
223,001
MPH Acquisition Holdings, LLC
102,000 5.750%,  11/1/2028
f,h
97,002
Mylan, Inc.
675,000 4.550%,  4/15/2028 755,546
Newell Rubbermaid, Inc.
360,000 4.700%,  4/1/2026 392,492
Ortho-Clinical Diagnostics, Inc.
120,000 7.250%,  2/1/2028
h
129,000
Par Pharmaceutical, Inc.
180,000 7.500%,  4/1/2027
h
183,947
Pilgrim's Pride Corporation
152,000 3.500%,  3/1/2032
h
153,520
Post Holdings, Inc.
65,000 5.500%,  12/15/2029
h
68,291
Reynolds American, Inc.
512,000 5.700%,  8/15/2035 606,684
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
h
403,502
Royalty Pharma plc
250,000 3.550%,  9/2/2050 247,867
Scotts Miracle-Gro Company
210,000 4.500%,  10/15/2029 218,925
SEG Holding, LLC
250,000 5.625%,  10/15/2028
h
261,875
Simmons Foods, Inc.
195,000 4.625%,  3/1/2029
h
192,075
Spectrum Brands, Inc.
100,000 5.000%,  10/1/2029
h
104,875
120,000 5.500%,  7/15/2030
h
128,700
Syneos Health, Inc.
180,000 3.625%,  1/15/2029
h
177,750
Sysco Corporation
375,000 6.600%,  4/1/2040 543,216
Teleflex, Inc.
155,000 4.250%,  6/1/2028
h
159,679
Tenet Healthcare Corporation
86,000 4.625%,  7/15/2024 87,075
440,000 5.125%,  11/1/2027
h
458,150
110,000 6.125%,  10/1/2028
h
116,183
Teva Pharmaceutical Finance
Netherlands III BV
125,000 3.150%,  10/1/2026 117,500
Thermo Fisher Scientific, Inc.
285,000 2.000%,  10/15/2031 280,805
TreeHouse Foods, Inc.
88,000 4.000%,  9/1/2028 84,480
Tyson Foods, Inc.
236,000 3.550%,  6/2/2027 254,034
Principal
Amount Long-Term Fixed Income (11.9%) Value
Consumer Non-Cyclical (0.4%) - continued
United Natural Foods, Inc.
$ 180,000 6.750%,  10/15/2028
h
$ 192,744
UnitedHealth Group, Inc.
460,000 4.625%,  7/15/2035 574,790
VRX Escrow Corporation
476,000 6.125%,  4/15/2025
h
484,835
Zoetis, Inc.
468,000 4.700%,  2/1/2043 596,486
Total 30,347,755
Energy (0.3%)
Antero Resources Corporation
190,000 5.375%,  3/1/2030
h
203,110
Apache Corporation
75,000 4.875%,  11/15/2027 81,750
200,000 4.375%,  10/15/2028 217,598
65,000 5.100%,  9/1/2040 73,450
Archrock Partners, LP
190,000 6.250%,  4/1/2028
h
198,117
BP Capital Markets America, Inc.
345,000 2.939%,  6/4/2051 331,153
250,000 3.543%,  4/6/2027 269,997
Buckeye Partners, LP
155,000 3.950%,  12/1/2026 157,978
Canadian Natural Resources, Ltd.
195,000 2.050%,  7/15/2025 196,864
265,000 2.950%,  7/15/2030 268,282
Cenovus Energy, Inc.
100,000 5.375%,  7/15/2025 110,352
Cheniere Energy Partners, LP
84,000 3.250%,  1/31/2032
h
84,840
Cheniere Energy, Inc.
90,000 4.625%,  10/15/2028 95,735
CNX Resources Corporation
140,000 6.000%,  1/15/2029
h
145,600
Comstock Resources, Inc.
135,000 5.875%,  1/15/2030
h
138,375
ConocoPhillips
590,000 6.500%,  2/1/2039 857,058
Continental Resources, Inc.
187,000 2.268%,  11/15/2026
h
185,597
120,000 4.375%,  1/15/2028 129,726
359,000 5.750%,  1/15/2031
h
422,766
CQP Holdco, LP
133,000 5.500%,  6/15/2031
h
138,819
Devon Energy Corporation
634,000 4.500%,  1/15/2030 680,659
Diamondback Energy, Inc.
550,000 3.500%,  12/1/2029 583,224
DT Midstream, Inc.
160,000 4.125%,  6/15/2029
h
163,800
70,000 4.375%,  6/15/2031
h
72,800
Endeavor Energy Resources, LP
130,000 5.750%,  1/30/2028
h
138,565
Energean Israel Finance, Ltd.
220,000 4.500%,  3/30/2024
h
221,100
Energy Transfer, LP
475,000 4.000%,  10/1/2027 510,016
265,000 4.900%,  3/15/2035 299,183

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Energy (0.3%) - continued
$ 250,000 5.150%,  2/1/2043 $ 275,680
400,000 6.000%,  6/15/2048 496,931
EnLink Midstream Partners, LP
190,000 4.850%,  7/15/2026 199,975
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 298,377
EQM Midstream Partners, LP
215,000 6.500%,  7/1/2027
h
240,800
EQT Corporation
70,000 3.125%,  5/15/2026
h
71,857
154,000 3.900%,  10/1/2027 165,168
Equinor ASA
315,000 3.000%,  4/6/2027 332,280
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 568,716
Genesis Energy, LP
120,000 6.500%,  10/1/2025 118,500
70,000 8.000%,  1/15/2027 72,139
Halliburton Company
500,000 2.920%,  3/1/2030
f
514,363
Harvest Midstream, LP
220,000 7.500%,  9/1/2028
h
235,400
Hess Midstream Operations, LP
190,000 5.625%,  2/15/2026
h
195,700
Hilcorp Energy I, LP
230,000 5.750%,  2/1/2029
h
237,066
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
h
148,500
Laredo Petroleum, Inc.
265,000 7.750%,  7/31/2029
f,h
258,375
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 351,531
Marathon Petroleum Corporation
230,000 6.500%,  3/1/2041 316,222
MPLX, LP
612,000 4.875%,  6/1/2025 669,687
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 113,572
Nabors Industries, Ltd.
205,000 7.250%,  1/15/2026
h
189,625
National Fuel Gas Company
525,000 5.500%,  1/15/2026 586,603
Newfield Exploration Company
590,000 5.625%,  7/1/2024 649,461
280,000 5.375%,  1/1/2026 310,385
NGL Energy Operating, LLC
110,000 7.500%,  2/1/2026
h
113,443
NGL Energy Partners, LP
150,000 7.500%,  11/1/2023 147,750
NuStar Logistics, LP
180,000 5.750%,  10/1/2025 193,702
Oasis Petroleum, Inc.
135,000 6.375%,  6/1/2026
h
141,412
Occidental Petroleum Corporation
190,000 3.400%,  4/15/2026 194,879
75,000 8.500%,  7/15/2027 93,562
380,000 3.500%,  8/15/2029 390,374
160,000 6.450%,  9/15/2036 204,001
215,000 4.400%,  4/15/2046 220,375
Principal
Amount Long-Term Fixed Income (11.9%) Value
Energy (0.3%) - continued
Ovintiv, Inc.
$ 80,000 7.375%,  11/1/2031 $ 104,281
90,000 6.625%,  8/15/2037 117,819
PBF Holding Company, LLC
110,000 9.250%,  5/15/2025
h
104,637
Pioneer Natural Resources
Company
225,000 4.450%,  1/15/2026 245,507
Precision Drilling Corporation
135,000 6.875%,  1/15/2029
h
137,595
Sabine Pass Liquefaction, LLC
575,000 4.500%,  5/15/2030 648,613
Schlumberger Holdings
Corporation
280,000 4.000%,  12/21/2025
h
301,587
SM Energy Company
105,000 6.500%,  7/15/2028 108,675
Southwestern Energy Company
140,000 5.375%,  2/1/2029 148,050
83,000 4.750%,  2/1/2032 87,408
Summit Midstream Holdings, LLC
145,000 8.500%,  10/15/2026
h
151,080
Sunoco, LP
285,000 5.875%,  3/15/2028 301,387
Tallgrass Energy Finance
Corporation
250,000 5.500%,  1/15/2028
h
247,812
Targa Resources Partners, LP
180,000 5.375%,  2/1/2027 185,503
105,000 5.000%,  1/15/2028 110,638
55,000 4.875%,  2/1/2031 59,727
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
h
152,250
Transocean Proteus, Ltd.
75,000 6.250%,  12/1/2024
h
73,875
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
137,200
USA Compression Partners, LP
120,000 6.875%,  4/1/2026 124,800
Venture Global Calcasieu Pass,
LLC
155,000 3.875%,  8/15/2029
h
160,812
95,000 4.125%,  8/15/2031
h
100,700
Vine Energy Holdings, LLC
145,000 6.750%,  4/15/2029
h
157,325
W&T Offshore, Inc.
88,000 9.750%,  11/1/2023
h
84,040
Weatherford International, Ltd.
172,000 8.625%,  4/30/2030
h
178,562
Western Midstream Operating, LP
240,000 3.950%,  6/1/2025 251,507
130,000 5.500%,  8/15/2048 155,288
Williams Companies, Inc.
500,000 7.500%,  1/15/2031 676,253
Total 21,605,856
Financials (0.7%)
ACE INA Holdings, Inc.
260,000 4.350%,  11/3/2045 321,508

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Financials (0.7%) - continued
AerCap Ireland Capital DAC
$ 540,000 3.500%,  1/15/2025 $ 563,693
575,000 3.875%,  1/23/2028 609,701
250,000 3.400%,  10/29/2033 254,529
Air Lease Corporation
690,000 3.000%,  2/1/2030 688,688
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
h
329,882
380,000 2.850%,  1/26/2028
h
382,199
Alliant Holdings Intermediate, LLC
81,000 6.750%,  10/15/2027
h
84,037
Ally Financial, Inc.
455,000 5.750%,  11/20/2025 513,162
460,000 8.000%,  11/1/2031 651,162
Altice Financing SA
95,000 5.750%,  8/15/2029
h
94,050
American Finance Trust, Inc.
128,000 4.500%,  9/30/2028
h
128,942
American Homes 4 Rent, LP
480,000 2.375%,  7/15/2031 470,417
American International Group, Inc.
220,000 3.750%,  7/10/2025 235,404
650,000 3.900%,  4/1/2026 704,474
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
141,400
Ares Capital Corporation
425,000 3.875%,  1/15/2026 447,905
250,000 2.150%,  7/15/2026 246,589
Australia and New Zealand
Banking Group, Ltd.
450,000 2.950%,  7/22/2030
b,h
461,187
Aviation Capital Group, LLC
480,000 5.500%,  12/15/2024
h
525,162
Avolon Holdings Funding, Ltd.
350,000 5.250%,  5/15/2024
h
375,477
125,000 4.250%,  4/15/2026
h
132,462
Banco Santander Mexico SA
400,000 5.375%,  4/17/2025
h
436,504
Banco Santander SA
400,000 1.722%,  9/14/2027
b
392,721
Bank of America Corporation
10,000 3.550%,  3/5/2024
b
10,297
350,000 4.200%,  8/26/2024 375,151
295,000 4.000%,  1/22/2025 315,056
650,000 3.458%,  3/15/2025
b
679,777
275,000 1.734%,  7/22/2027
b
272,997
500,000 3.824%,  1/20/2028
b
541,438
230,000 2.087%,  6/14/2029
b
228,383
600,000 2.496%,  2/13/2031
b
601,529
400,000 2.592%,  4/29/2031
b
404,070
650,000 1.922%,  10/24/2031
b
622,347
600,000 4.244%,  4/24/2038
b
704,002
Barclays plc
475,000 4.972%,  5/16/2029
b
541,794
265,000 3.564%,  9/23/2035
b
271,395
BPCE SA
440,000 3.500%,  10/23/2027
h
463,385
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 309,059
Camden Property Trust
450,000 3.150%,  7/1/2029 478,569
Principal
Amount Long-Term Fixed Income (11.9%) Value
Financials (0.7%) - continued
CANPACK SA
$ 220,000 3.125%,  11/1/2025
h
$ 220,000
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 544,631
Cascades USA, Inc.
165,000 5.125%,  1/15/2026
h
171,600
Chobani, LLC
291,000 4.625%,  11/15/2028
h
298,989
CIT Group, Inc.
305,000 5.250%,  3/7/2025 335,997
360,000 6.125%,  3/9/2028 434,700
Citigroup, Inc.
380,000 0.981%,  5/1/2025
b
377,003
535,000 4.400%,  6/10/2025 582,630
279,000 1.281%,  11/3/2025
b
278,250
348,000 3.200%,  10/21/2026 368,772
520,000 3.668%,  7/24/2028
b
560,842
236,000 4.125%,  7/25/2028 258,988
175,000 3.520%,  10/27/2028
b
187,719
348,000 4.650%,  7/23/2048 446,847
CNA Financial Corporation
250,000 3.900%,  5/1/2029 276,693
Coinbase Global, Inc.
81,000 3.625%,  10/1/2031
h
74,520
Commerzbank AG
400,000 8.125%,  9/19/2023
h
440,741
Credit Acceptance Corporation
250,000 5.125%,  12/31/2024
h
256,250
Credit Agricole SA
300,000 6.875%,  9/23/2024
b,h,k
327,375
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,k
384,608
550,000 2.193%,  6/5/2026
b,h
553,074
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
196,918
Deutsche Bank AG
290,000 2.311%,  11/16/2027
b
289,871
500,000 3.729%,  1/14/2032
b
511,160
Discover Bank
475,000 4.682%,  8/9/2028
b
496,435
Diversified Healthcare Trust
68,000 4.375%,  3/1/2031 65,308
Drawbridge Special Opportunities
Fund, LP
250,000 3.875%,  2/15/2026
h
254,642
Duke Realty, LP
450,000 2.875%,  11/15/2029 467,546
EPR Properties
190,000 4.950%,  4/15/2028 205,017
285,000 3.600%,  11/15/2031 281,963
ERP Operating, LP
90,000 3.375%,  6/1/2025 95,292
First Horizon Bank
115,000 5.750%,  5/1/2030 137,551
First Horizon National Corporation
460,000 4.000%,  5/26/2025 491,773
Fortress Transportation and
Infrastructure Investors, LLC
120,000 6.500%,  10/1/2025
h
124,050
100,000 5.500%,  5/1/2028
h
101,910

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Financials (0.7%) - continued
FS KKR Capital Corporation
$ 317,000 1.650%,  10/12/2024 $ 310,990
130,000 4.250%,  2/14/2025
h
136,057
450,000 3.400%,  1/15/2026 456,970
GE Capital International Funding
Company
545,000 4.418%,  11/15/2035 650,381
Global Net Lease, Inc.
230,000 3.750%,  12/15/2027
h
224,622
Goldman Sachs Group, Inc.
350,000 3.625%,  2/20/2024 367,170
318,000 1.948%,  10/21/2027
b
316,601
120,000 1.992%,  1/27/2032
b
115,053
440,000 4.750%,  10/21/2045 566,316
HCP, Inc.
87,000 3.400%,  2/1/2025 91,277
HSBC Holdings plc
475,000 1.162%,  11/22/2024
b
473,591
750,000 3.803%,  3/11/2025
b
787,029
425,000 3.900%,  5/25/2026 458,346
HUB International, Ltd.
137,000 5.625%,  12/1/2029
h
141,140
Icahn Enterprises, LP
205,000 6.375%,  12/15/2025 208,588
215,000 5.250%,  5/15/2027 221,112
iStar, Inc.
205,000 4.250%,  8/1/2025 209,613
J.P. Morgan Chase & Company
265,000 3.125%,  1/23/2025 278,257
230,000 0.824%,  6/1/2025
b
227,315
360,000 1.561%,  12/10/2025
b
360,384
375,000 1.040%,  2/4/2027
b
362,944
384,000 1.578%,  4/22/2027
b
379,474
675,000 4.203%,  7/23/2029
b
755,076
400,000 2.522%,  4/22/2031
b
404,293
500,000 1.953%,  2/4/2032
b
481,582
770,000 3.882%,  7/24/2038
b
873,950
512,000 3.157%,  4/22/2042
b
534,467
Jefferies Finance, LLC
180,000 5.000%,  8/15/2028
h
184,500
Kimco Realty Corporation
360,000 3.300%,  2/1/2025 378,372
Lloyds Banking Group plc
575,000 3.870%,  7/9/2025
b
607,417
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
h
184,275
Macquarie Group, Ltd.
332,000 1.201%,  10/14/2025
b,h
329,083
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
*
467,792
MGM Growth Properties Operating
Partnership, LP
550,000 4.625%,  6/15/2025
h
586,350
267,000 5.750%,  2/1/2027 301,710
Mitsubishi UFJ Financial Group,
Inc.
385,000 0.962%,  10/11/2025
b
379,645
400,000 3.287%,  7/25/2027 427,182
350,000 2.048%,  7/17/2030 339,937
Morgan Stanley
250,000 2.188%,  4/28/2026
b
254,904
Principal
Amount Long-Term Fixed Income (11.9%) Value
Financials (0.7%) - continued
$ 540,000 4.350%,  9/8/2026 $ 596,882
720,000 3.591%,  7/22/2028
b
776,226
620,000 3.622%,  4/1/2031
b
675,610
360,000 2.802%,  1/25/2052
b
353,232
MPT Operating Partnership, LP
156,000 4.625%,  8/1/2029 164,580
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 340,608
NatWest Group plc
500,000 6.000%,  12/29/2025
b,k
547,160
250,000 4.445%,  5/8/2030
b
280,792
445,000 3.032%,  11/28/2035
b
439,077
Navient Corporation
145,000 5.500%,  1/25/2023 151,018
70,000 5.000%,  3/15/2027 71,390
NFP Corporation
95,000 6.875%,  8/15/2028
h
95,245
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 431,774
375,000 3.375%,  2/1/2031 377,718
OneMain Finance Corporation
220,000 6.875%,  3/15/2025 244,750
105,000 3.500%,  1/15/2027 103,819
180,000 6.625%,  1/15/2028 201,600
Owl Rock Capital Corporation
115,000 4.250%,  1/15/2026 120,931
625,000 3.400%,  7/15/2026 635,040
Owl Rock Technology Finance
Corporation
115,000 4.750%,  12/15/2025
h
122,416
Park Aerospace Holdings, Ltd.
250,000 4.500%,  3/15/2023
h
258,000
Park Intermediate Holdings, LLC
75,000 4.875%,  5/15/2029
h
76,688
PennyMac Financial Services, Inc.
150,000 4.250%,  2/15/2029
h
144,210
Playtika Holding Corporation
140,000 4.250%,  3/15/2029
h
137,200
Principal Life Global Funding II
375,000 1.250%,  8/16/2026
h
365,968
Prudential Financial, Inc.
175,000 3.700%,  3/13/2051 199,130
Radian Group, Inc.
145,000 4.875%,  3/15/2027 155,594
Realty Income Corporation
300,000 4.125%,  10/15/2026 331,072
500,000 2.850%,  12/15/2032 518,848
Regency Centers, LP
470,000 4.125%,  3/15/2028 524,388
Rocket Mortgage Co-Issuer, Inc.
190,000 3.625%,  3/1/2029
h
190,713
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
b
450,371
Service Properties Trust
110,000 4.750%,  10/1/2026 106,976
28,000 4.950%,  2/15/2027 27,160
150,000 5.500%,  12/15/2027 153,942
Simon Property Group, LP
600,000 3.800%,  7/15/2050 672,815

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Financials (0.7%) - continued
Societe Generale SA
$ 354,000 4.750%,  11/24/2025
h
$ 384,533
Spirit Realty, LP
400,000 2.100%,  3/15/2028 389,321
Standard Chartered plc
409,000 1.822%,  11/23/2025
b,h
408,497
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 351,874
275,000 1.710%,  1/12/2031 258,975
Sumitomo Mitsui Trust Bank, Ltd.
480,000 0.800%,  9/16/2024
h
471,995
Synchrony Financial
45,000 4.250%,  8/15/2024 47,661
350,000 3.950%,  12/1/2027 375,837
UBS Group Funding Jersey, Ltd.
136,000 4.125%,  9/24/2025
h
146,833
UDR, Inc.
400,000 2.100%,  8/1/2032 380,214
United Wholesale Mortgage, LLC
160,000 5.500%,  4/15/2029
h
157,000
VICI Properties, LP
110,000 4.250%,  12/1/2026
h
114,562
60,000 3.750%,  2/15/2027
h
61,971
75,000 4.625%,  12/1/2029
h
79,817
Wells Fargo & Company
350,000 3.000%,  2/19/2025 365,401
250,000 3.000%,  4/22/2026 262,603
350,000 3.000%,  10/23/2026 367,707
550,000 2.393%,  6/2/2028
b
558,981
310,000 4.900%,  11/17/2045 389,838
Welltower, Inc.
345,000 2.050%,  1/15/2029 339,541
Total 58,900,038
Mortgage-Backed Securities (3.3%)
Federal National Mortgage
Association
11,732,430 2.500%,  12/1/2051 12,050,409
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
18,900,000 1.500%,  1/1/2037
e
18,950,577
49,525,000 2.000%,  1/1/2037
e
50,709,936
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
72,325,000 2.000%,  1/1/2052
e,l
72,102,159
44,775,000 2.500%,  1/1/2052
e,l
45,681,210
32,960,000 3.000%,  1/1/2048
e
34,145,349
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
31,075,000 2.500%,  1/1/2052
e
31,822,708
Total 265,462,348
Technology (0.2%)
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 539,136
Apple, Inc.
735,000 3.750%,  9/12/2047 859,313
Principal
Amount Long-Term Fixed Income (11.9%) Value
Technology (0.2%) - continued
Black Knight InfoServ, LLC
$ 192,000 3.625%,  9/1/2028
h
$ 191,748
Broadcom Corporation
185,000 3.875%,  1/15/2027 200,594
Broadcom, Inc.
250,000 5.000%,  4/15/2030 291,056
206,000 3.469%,  4/15/2034
h
215,614
500,000 3.187%,  11/15/2036
h
499,129
CommScope Technologies
Finance, LLC
137,000 6.000%,  6/15/2025
h
137,000
CommScope, Inc.
120,000 7.125%,  7/1/2028
h
117,900
Dell International, LLC
725,000 6.020%,  6/15/2026 837,992
57,000 8.350%,  7/15/2046 94,763
Fiserv, Inc.
475,000 2.250%,  6/1/2027 483,262
480,000 2.650%,  6/1/2030 487,054
Gartner, Inc.
140,000 3.625%,  6/15/2029
h
141,547
235,000 3.750%,  10/1/2030
h
240,264
Iron Mountain, Inc.
250,000 4.875%,  9/15/2029
h
258,745
190,000 5.250%,  7/15/2030
h
200,226
182,000 4.500%,  2/15/2031
h
183,946
Lam Research Corporation
600,000 2.875%,  6/15/2050 597,838
Microchip Technology, Inc.
230,000 0.983%,  9/1/2024
h
225,774
Micron Technology, Inc.
460,000 4.663%,  2/15/2030 530,141
Microsoft Corporation
595,000 3.041%,  3/17/2062 636,500
665,000 3.700%,  8/8/2046 793,157
MSCI, Inc.
200,000 4.000%,  11/15/2029
h
209,000
NCR Corporation
340,000 6.125%,  9/1/2029
h
363,338
NVIDIA Corporation
500,000 3.500%,  4/1/2040 561,904
NXP Funding, LLC
150,000 5.550%,  12/1/2028
h
179,644
106,000 4.300%,  6/18/2029
h
118,755
250,000 3.250%,  5/11/2041
h
258,391
Open Text Corporation
220,000 4.125%,  2/15/2030
h
226,600
Oracle Corporation
600,000 3.850%,  7/15/2036 633,804
625,000 3.600%,  4/1/2040 626,784
425,000 4.000%,  7/15/2046 441,117
PTC, Inc.
130,000 3.625%,  2/15/2025
h
131,787
80,000 4.000%,  2/15/2028
h
81,400
Qorvo, Inc.
440,000 3.375%,  4/1/2031
h
447,894
Rackspace Technology Global,
Inc.
180,000 5.375%,  12/1/2028
f,h
175,500
Seagate HDD Cayman
267,000 3.125%,  7/15/2029 260,724

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Technology (0.2%) - continued
$ 220,000 3.375%,  7/15/2031 $ 214,086
Sensata Technologies, Inc.
260,000 3.750%,  2/15/2031
h
259,077
Shift4 Payments, LLC
60,000 4.625%,  11/1/2026
h
62,161
SS&C Technologies, Inc.
380,000 5.500%,  9/30/2027
h
397,100
Switch, Ltd.
180,000 3.750%,  9/15/2028
h
181,350
Texas Instruments, Inc.
580,000 4.150%,  5/15/2048 723,551
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
h
127,994
VMware, Inc.
325,000 4.650%,  5/15/2027 365,503
Total 15,810,163
Transportation (0.1%)
Air Canada
50,000 3.875%,  8/15/2026
h
51,000
Air Canada Pass Through Trust
79,356 3.875%,  3/15/2023
h
79,763
American Airlines, Inc.
173,000 11.750%,  7/15/2025
h
213,439
397,000 5.500%,  4/20/2026
h
412,830
50,000 5.750%,  4/20/2029
h
53,436
Avis Budget Car Rental, LLC
150,000 5.375%,  3/1/2029
f,h
158,223
Burlington Northern Santa Fe, LLC
355,000 5.750%,  5/1/2040 492,763
285,000 4.450%,  3/15/2043 350,302
Canadian Pacific Railway
Company
373,000 3.100%,  12/2/2051 383,564
249,000 3.000%,  12/2/2041 254,620
CSX Corporation
360,000 3.800%,  4/15/2050 409,700
Delta Air Lines, Inc.
99,000 7.000%,  5/1/2025
h
113,198
456,000 4.750%,  10/20/2028
h
497,943
Hertz Corporation
137,000 4.625%,  12/1/2026
h
137,856
165,000 5.000%,  12/1/2029
h
165,141
Southwest Airlines Company
375,000 5.125%,  6/15/2027 428,708
512,000 2.625%,  2/10/2030 511,242
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 10,178
United Airlines, Inc.
180,000 4.375%,  4/15/2026
h
187,692
180,000 4.625%,  4/15/2029
h
185,625
Total 5,097,223
U.S. Government & Agencies (4.3%)
U.S. Treasury Bonds
880,000 1.625%,  11/15/2050 819,878
20,205,000 2.250%,  11/15/2027 21,212,882
18,050,000 2.875%,  5/15/2028 19,665,334
5,830,000 5.250%,  11/15/2028 7,295,015
7,700,000 1.625%,  8/15/2029 7,811,590
Principal
Amount Long-Term Fixed Income (11.9%) Value
U.S. Government & Agencies (4.3%) -
continued
$ 900,000 1.500%,  2/15/2030 $ 904,641
500,000 0.875%,  11/15/2030 475,371
160,000 1.125%,  2/15/2031 155,281
2,050,000 4.375%,  5/15/2040 2,869,439
7,430,000 1.375%,  11/15/2040 6,771,168
11,465,000 3.000%,  5/15/2042 13,576,172
25,124,000 2.500%,  5/15/2046 27,766,927
16,725,000 2.875%,  5/15/2049 20,147,092
U.S. Treasury Notes
15,930,000 0.125%,  10/31/2022 15,903,243
8,115,000 2.000%,  11/30/2022 8,232,604
38,300,000 0.125%,  12/31/2022 38,181,801
1,845,000 0.125%,  1/31/2023 1,838,658
11,580,000 2.500%,  3/31/2023 11,865,429
3,600,000 0.125%,  4/30/2023 3,580,734
275,000 0.125%,  7/31/2023 272,841
8,320,000 0.125%,  8/31/2023 8,246,875
350,000 0.125%,  10/15/2023 346,500
16,710,000 2.500%,  1/31/2024 17,307,905
1,460,000 2.125%,  7/31/2024 1,506,366
95,000 2.250%,  11/15/2024 98,488
13,150,000 2.125%,  11/30/2024 13,588,676
43,700,000 2.875%,  5/31/2025 46,333,949
12,650,000 2.625%,  1/31/2026 13,375,893
200,000 0.500%,  2/28/2026 194,320
25,060,000 2.500%,  2/28/2026 26,378,587
300,000 0.750%,  1/31/2028 288,891
Total 337,012,550
Utilities (0.2%)
Ameren Illinois Company
450,000 4.500%,  3/15/2049 572,398
American Electric Power
Company, Inc.
311,000 3.875%,  2/15/2062
b
315,722
American Water Capital
Corporation
650,000 2.800%,  5/1/2030 673,629
Appalachian Power Company
238,000 3.300%,  6/1/2027 253,881
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 454,090
Calpine Corporation
265,000 4.500%,  2/15/2028
h
274,937
CenterPoint Energy Resources
Corporation
350,000 1.750%,  10/1/2030 331,495
CenterPoint Energy, Inc.
420,000 4.250%,  11/1/2028 466,635
CMS Energy Corporation
236,000 2.950%,  2/15/2027 244,872
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 395,965
Consolidated Edison Company of
New York, Inc.
450,000 4.125%,  5/15/2049 515,110
Consolidated Edison, Inc.
168,000 4.500%,  12/1/2045 198,324
Consumers Energy Company
550,000 4.350%,  4/15/2049 689,230

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.9%) Value
Utilities (0.2%) - continued
Dominion Energy South Carolina,
Inc.
$ 250,000 5.100%,  6/1/2065 $ 357,424
DTE Electric Company
265,000 3.700%,  3/15/2045 293,175
360,000 3.700%,  6/1/2046 405,517
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 378,072
Duke Energy Corporation
448,000 3.750%,  9/1/2046 477,969
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 340,457
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 501,386
Edison International
675,000 5.750%,  6/15/2027 769,605
Exelon Corporation
275,000 4.700%,  4/15/2050 345,218
336,000 4.450%,  4/15/2046 401,333
FirstEnergy Corporation
150,000 3.350%,  7/15/2022 150,465
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 292,767
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
h
202,680
Mississippi Power Company
340,000 3.950%,  3/30/2028 372,371
National Rural Utilities Cooperative
Finance Corporation
325,000 3.700%,  3/15/2029 357,617
NextEra Energy Operating
Partners, LP
250,000 3.875%,  10/15/2026
h
264,750
NiSource Finance Corporation
415,000 5.650%,  2/1/2045 560,404
NRG Energy, Inc.
260,000 3.375%,  2/15/2029
h
254,774
80,000 5.250%,  6/15/2029
h
85,711
Pacific Gas and Electric Company
494,000 4.950%,  7/1/2050 537,994
350,000 3.300%,  12/1/2027 355,743
312,000 4.550%,  7/1/2030 337,333
PG&E Corporation
160,000 5.000%,  7/1/2028 168,291
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 238,259
Public Service Electric & Gas
Company
175,000 3.000%,  5/15/2027 185,062
San Diego Gas and Electric
Company
500,000 4.150%,  5/15/2048 594,716
Southern California Edison
Company
485,000 4.000%,  4/1/2047 534,768
Southern Company
225,000 3.250%,  7/1/2026 238,024
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 162,550
Principal
Amount Long-Term Fixed Income (11.9%) Value
Utilities (0.2%) - continued
Southwestern Electric Power
Company
$ 180,000 3.900%,  4/1/2045 $ 193,860
Suburban Propane Partners, LP
310,000 5.875%,  3/1/2027 320,075
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
248,912
Virginia Electric and Power
Company
425,000 4.600%,  12/1/2048 542,171
Vistra Operations Company, LLC
230,000 5.000%,  7/31/2027
h
238,699
Total 17,094,440
Total Long-Term Fixed Income
(cost $911,603,598) 941,285,990
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
22,515,701 Thrivent Cash Management Trust 22,515,701
Total Collateral Held for
Securities Loaned
(cost $22,515,701) 22,515,701
Shares or
Principal
Amount Short-Term Investments ( 12.0% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.020%, 1/5/2022
m
300,000
100,000 0.035%, 1/12/2022
m,n
100,000
5,400,000 0.041%, 1/19/2022
m,n
5,399,976
4,300,000 0.040%, 1/26/2022
m,n
4,299,973
800,000 0.050%, 2/2/2022
m,n
799,987
1,600,000 0.036%, 2/9/2022
m,n
1,599,967
15,100,000 0.030%, 2/15/2022
m,n
15,099,639
100,000 0.040%, 2/23/2022
m,n
99,997
30,300,000 0.040%, 3/16/2022
m,n
30,296,971
Thrivent Core Short-Term Reserve
Fund
87,995,619 0.200% 879,956,193
U.S. Treasury Bills
3,000,000 0.041%, 1/20/2022
m,o
2,999,982
13,800,000 0.047%, 2/17/2022
m,p
13,799,482
500,000 0.039%, 3/24/2022
m,p
499,938
Total Short-Term Investments
(cost $955,182,851) 955,252,105
Total Investments (cost
$6,171,173,566) 103.5% $8,220,617,101
Other Assets and Liabilities, Net
(3.5%) (274,578,587)
Total Net Assets 100.0% $7,946,038,514

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $162,789,437 or
2.0% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2021.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover
written options.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At December 31, 2021, $67,500 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of December
31, 2021 was $467,792 or 0.01% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of December
31, 2021.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 471,281
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of December 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 2,809,192
Common Stock 18,965,644
Total lending $21,774,836
Gross amount payable upon return of
collateral for securities loaned $22,515,701
Net amounts due to counterparty $740,865
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,098,303,316
Gross unrealized depreciation (74,335,065)
Net unrealized appreciation (depreciation) $ 2,023,968,251
Cost for federal income tax purposes $ 6,209,002,932

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,668,995 – 3,052,458 616,537
Capital Goods 11,254,736 – 10,734,166 520,570
Communications Services 8,248,913 – 7,839,120 409,793
Consumer Cyclical 8,049,974 – 7,681,824 368,150
Consumer Non-Cyclical 8,404,516 – 7,701,421 703,095
Energy 1,256,653 – 1,256,653 –
Financials 2,443,691 – 2,042,691 401,000
Technology 6,533,529 – 6,533,529 –
Transportation 2,876,670 – 2,876,670 –
Utilities 1,740,167 – 1,740,167 –
Registered Investment Companies
Unaffiliated 65,270,101 65,270,101 – –
Affiliated 2,945,473,785 2,945,473,785 – –
Common Stock
Communications Services 218,171,233 218,073,782 – 97,451
Consumer Discretionary 343,700,272 343,680,202 – 20,070
Consumer Staples 83,656,703 83,656,703 – –
Energy 48,158,127 48,158,127 – –
Financials 332,899,171 331,561,278 1,337,893 –
Health Care 341,909,891 341,909,891 – –
Industrials 375,240,374 371,639,367 3,601,007 –
Information Technology 724,653,216 722,084,799 2,568,417 –
Materials 84,078,869 81,493,515 2,585,348 6
Real Estate 124,336,373 124,336,373 – –
Utilities 42,621,288 42,621,288 – –
Long-Term Fixed Income
Asset-Backed Securities 53,883,115 – 53,883,115 –
Basic Materials 8,660,851 – 8,660,851 –
Capital Goods 14,768,451 – 14,768,451 –
Collateralized Mortgage Obligations 47,931,413 – 47,556,413 375,000
Commercial Mortgage-Backed Securities 9,745,532 – 9,745,532 –
Communications Services 26,670,312 – 26,670,312 –
Consumer Cyclical 28,295,943 – 28,295,943 –
Consumer Non-Cyclical 30,347,755 – 30,347,755 –
Energy 21,605,856 – 21,605,856 –
Financials 58,900,038 – 58,900,038 –
Mortgage-Backed Securities 265,462,348 – 265,462,348 –
Technology 15,810,163 – 15,810,163 –
Transportation 5,097,223 – 5,097,223 –
U.S. Government & Agencies 337,012,550 – 337,012,550 –
Utilities 17,094,440 – 17,094,440 –
Short-Term Investments 75,295,912 – 75,295,912 –
Subtotal Investments in Securities $6,801,229,149 $5,719,959,211 $1,077,758,266 $3,511,672
Other Investments  * Total
Affiliated Registered Investment Companies 516,916,058
Affiliated Short-Term Investments 879,956,193
Collateral Held for Securities Loaned 22,515,701
Subtotal Other Investments $1,419,387,952
Total Investments at Value $8,220,617,101
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 24,746,576 24,746,576 – –
Total Asset Derivatives $24,746,576 $24,746,576 $– $–
Liability Derivatives
Futures Contracts 12,368,343 12,368,343 – –
Call Options Written 59,992 – – 59,992
Credit Default Swaps 82,577 – 82,577 –
Total Liability Derivatives $12,510,912 $12,368,343 $82,577 $59,992
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling $57,750,014 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 428 March 2022 $ 55,671,471 $ 169,154
CBOT 2-Yr. U.S. Treasury Note 499 March 2022 108,935,323 (67,555)
CBOT 5-Yr. U.S. Treasury Note 590 March 2022 71,414,886 (38,716)
CBOT U.S. Long Bond 310 March 2022 49,676,093 59,532
CME E-mini Russell 2000 Index 53 March 2022 5,870,977 72,443
CME E-mini S&P 500 Index 4,186 March 2022 975,567,716 20,386,334
CME E-mini S&P Mid-Cap 400 Index 9 March 2022 2,495,514 58,416
CME Ultra Long Term U.S. Treasury Bond 473 March 2022 91,757,279 1,482,846
ICE mini MSCI EAFE Index 899 March 2022 102,054,589 2,310,322
ICE US mini MSCI Emerging Markets Index 333 March 2022 20,617,881 (199,986)
Ultra 10-Yr. U.S. Treasury Note 224 March 2022 32,594,471 207,529
Total Futures Long Contracts $ 1,516,656,200 $ 24,440,319
CBOT 10-Yr. U.S. Treasury Note (109) March 2022 ( $ 14,081,141) ( $ 139,953)
CBOT 5-Yr. U.S. Treasury Note (290) March 2022 (35,082,298) (905)
CME E-mini NASDAQ 100 Index (417) March 2022 (134,699,401) (1,415,654)
CME E-mini Russell 2000 Index (5,479) March 2022 (611,705,898) (2,709,162)
CME E-mini S&P Mid-Cap 400 Index (1,213) March 2022 (336,424,348) (7,788,662)
Ultra 10-Yr. U.S. Treasury Note (5) March 2022 (724,437) (7,750)
Total Futures Short Contracts ( $ 1,132,717,523) ($12,062,086)
Total Futures Contracts $ 383,938,677 $12,378,233

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Aggressive Allocation Portfolio's options contracts held as of December 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (11.75) $ 101.81 February 2022 ( $ 11,987,811) ( $ 50,812) $ 21,249
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (11.75) 100.13 January 2022 (11,713,797) (9,180) 37,177
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($59,992) $58,426
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Aggressive Allocation Portfolio's swaps contracts held as of December 31, 2021. Investments totaling
$14,299,420 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Sell 12/20/2026 ( $ 151,730,000) $ – ( $ 82,577) ( $ 82,577)
Total Credit Default Swaps $– ($82,577) ($82,577)
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Moderately
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 22,827,515
Total Equity Contracts 22,827,515
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,919,061
Options Written Net Assets - Distributable earnings/(accumulated loss) 58,426
Total Interest Rate Contracts 1,977,487
Total Asset Derivatives $24,805,002
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 12,113,464
Total Equity Contracts 12,113,464
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 254,879
Total Interest Rate Contracts 254,879
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 82,577
Total Credit Contracts 82,577
Total Liability Derivatives $12,450,920
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 12,031,467
Total Equity Contracts
12,031,467
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (8,620,278)
Total Foreign Exchange Contracts (8,620,278)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 541,807
Options Purchased Net realized gains/(losses) on Investments 492,471
Futures Net realized gains/(losses) on Futures contracts 3,959,767
Total Interest Rate Contracts
4,994,045
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 4,080,635
Total Credit Contracts
4,080,635
Total $12,485,869

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 19,815,445
Total Equity Contracts 19,815,445
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 78,258
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments 51,416
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,739,669
Total Interest Rate Contracts 1,869,343
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (82,577)
Total Credit Contracts (82,577)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 253,721
Total Foreign Exchange Contracts 253,721
Total $21,855,932
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended
December 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,262,999,564
Futures - Short (1,336,471,258)
Interest Rate Contracts
Futures - Long 346,903,702
Futures - Short (39,529,694)
Options Purchased 11,793,116
Options Written (23,266,082)
Foreign Exchange Contracts
Futures - Long 83,625,306
Futures - Short (8,129,907)
Credit Contracts
Credit Default Swaps - Sell Protection 9,339,891

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $93,863 $3,951 $11,550 $79,155 8,245 1.0%
Core Emerging Markets Equity 71,546 72,580 – 133,585 12,531 1.7
Core International Equity 141,026 2,012 113,800 43,631 4,003 0.5
Core Low Volatility Equity 361,674 40,822 156,000 260,545 19,487 3.3
Global Stock 471,052 21,490 – 568,589 34,686 7.1
High Yield 63,326 2,878 15,750 50,215 10,791 0.6
Income 201,882 11,031 42,000 158,989 14,770 2.0
International Allocation 554,547 9,487 24,000 610,054 53,414 7.7
International Index 42,672 390 – 47,308 3,400 0.6
Large Cap Value 511,765 28,633 – 675,808 27,983 8.5
Limited Maturity Bond 105,124 1,606 17,800 87,619 8,783 1.1
Mid Cap Stock 586,630 39,746 182,000 574,567 20,875 7.2
Small Cap Stock 138,119 6,149 – 172,324 6,855 2.2
Total Affiliated Registered Investment
Companies 3,343,226 3,462,389 43.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 417,729 2,081,520 1,619,294 879,956 87,996 11.1
Total Affiliated Short-Term Investments 417,729 879,956 11.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 59,725 1,047,813 1,085,022 22,516 22,516 0.3
Total Collateral Held for Securities Loaned 59,725 22,516 0.3
Total Value $3,820,680 $4,364,861
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(562) $(6,547) $ – $3,950
Core Emerging Markets Equity – (10,541) 6,648 2,931
Core International Equity 8,479 5,914 – 2,012
Core Low Volatility Equity 7,236 6,813 37,280 3,542
Global Stock – 76,047 16,744 4,747
High Yield (762) 523 – 2,877
Income 1,079 (13,003) 5,639 5,393
International Allocation (5,667) 75,687 – 9,487
International Index – 4,246 297 92
Large Cap Value – 135,410 21,311 7,323
Limited Maturity Bond 186 (1,497) – 1,607
Mid Cap Stock 48,466 81,725 38,139 1,607
Small Cap Stock – 28,056 4,863 1,286
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% (29) 30 – 938
Total Income/Non Income Cash from Affiliated
Investments $47,792
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 22 132
Total Affiliated Income from Securities Loaned, Net $132
Total Value $58,426 $382,863 $ 130,943

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.0% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 496,975
4.675%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 496,975
Flexsys, Inc./Ohio, Term Loan
1,325,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
1,328,312
Hexion, Inc., Term Loan
591,091
3.640%,  (LIBOR 3M +
3.500%), 7/1/2026
b
591,091
INEOS US Petrochem, LLC, Term
Loan
990,025
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
986,520
Innophos Holdings, Inc., Term
Loan
589,500
3.854%,  (LIBOR 1M +
3.750%), 2/7/2027
b
587,042
Nouryon USA, LLC, Term Loan
1,145,907
3.102%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,140,899
Pixelle Specialty Solutions, LLC,
Term Loan
1,078,860
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,072,506
Sparta US HoldCo, LLC, Term
Loan
195,000
4.250%,  (LIBOR 3M +
3.500%), 8/2/2028
b
195,060
Venator Finance SARL, Term Loan
702,661
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
696,078
Total 7,094,483
Capital Goods (0.4%)
Bingo Industries, Ltd., Term Loan
478,800
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
476,406
BW Holding, Inc., Delayed Draw
211,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
209,418
BW Holding, Inc., Term Loan
798,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b
792,015
Flex Acquisition Company, Inc.,
Term Loan
1,295,556
3.131%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,282,601
589,802
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
588,203
Gemini HDPE, LLC, Term Loan
855,900
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
854,026
GFL Environmental, Inc., Term
Loan
905,850
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
907,789
Graham Packaging Company,
Inc., Term Loan
921,847
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
918,483
Principal
Amount Bank Loans (2.0%)
a
Value
Capital Goods (0.4%) - continued
Grinding Media, Inc., Term Loan
$ 1,341,638
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
b
$ 1,338,283
Groupe Solmax, Inc., Term Loan
1,164,661
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
1,160,783
HRNI Holdings, LLC, Term Loan
643,000
0.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b,d,e
642,466
Hyperion Materials &
Technologies, Inc., Term Loan
800,000
5.000%,  (LIBOR 3M +
4.500%), 8/30/2028
b
800,336
LABL, Inc., Term Loan
322,500
0.000%,  (LIBOR 1M +
5.000%), 10/29/2028
b,d,e
321,694
LRS Holdings, LLC, Term Loan
643,000
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
641,392
Mauser Packaging Solutions
Holding Company, Term Loan
914,930
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
901,856
MI Windows and Doors, Inc., Term
Loan
816,750
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
819,560
Pactiv Evergreen Group Holdings,
Inc., Term Loan
618,750
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
614,691
Quikrete Holdings Inc., Term Loan
795,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
792,790
RLG Holdings, LLC, Term Loan
720,570
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
718,321
TransDigm, Inc., Term Loan
2,068,243
2.354%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,038,005
TricorBraun Holdings, Inc., Term
Loan
1,154,551
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
1,145,245
Trident TPI Holdings, Inc., Delayed
Draw
99,899
4.201%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
99,727
Trident TPI Holdings, Inc., Term
Loan
698,250
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b
697,049
Venga Finance SARL, Term Loan
643,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
628,938
Vertiv Group Corporation, Term
Loan
3,177,900
2.844%,  (LIBOR 1M +
2.750%), 3/2/2027
b
3,155,210

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.0%)
a
Value
Capital Goods (0.4%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 723,188
4.974%,  (LIBOR 3M +
4.750%), 8/12/2028
b
$ 723,187
Total 23,268,474
Communications Services (0.3%)
Allen Media, LLC, Term Loan
636,779
5.724%,  (LIBOR 3M +
5.500%), 2/10/2027
b
635,505
Altice France SA, Term Loan
615,975
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
603,914
Cablevision Lightpath, LLC, Term
Loan
876,150
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
873,960
CCI Buyer, Inc., Term Loan
223,312
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
223,312
CommScope, Inc., Term Loan
1,122,771
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,107,097
DIRECTV Financing, LLC, Term
Loan
1,466,250
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
1,466,675
E.W. Scripps Company, Term Loan
733,700
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
732,680
Entercom Media Corporation, Term
Loan
744,856
2.602%,  (LIBOR 1M +
2.500%), 11/17/2024
b
734,428
iHeartCommunications, Inc., Term
Loan
622,524
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
617,967
Metronet Systems Holdings, LLC,
Term Loan
1,183,700
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,182,812
NEP Group, Inc., Term Loan
1,464,700
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,432,755
140,000
7.104%,  (LIBOR 1M +
7.000%), 10/19/2026
b
136,815
Nexstar Media, Inc., Term Loan
1,347,163
2.599%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,343,297
ORBCOMM, Inc., Term Loan
708,225
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
707,042
Peraton Corporation, Term Loan
1,181,075
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,180,650
Sharp Midco, LLC, Term Loan
263,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c,d,e
262,343
Principal
Amount Bank Loans (2.0%)
a
Value
Communications Services (0.3%) - continued
Terrier Media Buyer, Inc., Term
Loan
$ 1,202,850
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
$ 1,196,535
Univision Communications, Inc.,
Term Loan
660,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,d,e
658,350
Voyage Australia Property, Ltd.,
Term Loan
673,313
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
672,680
Xplornet Communications, Inc.,
Term Loan
708,225
4.500%,  (LIBOR 1M +
4.000%), 9/30/2028
b
706,752
625,000
7.500%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c
618,750
Total 17,094,319
Consumer Cyclical (0.3%)
ACProducts Holdings, Inc., Term
Loan
487,550
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
480,237
AI Aqua Merger Sub, Inc., Delayed
Draw
89,375
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
89,438
AI Aqua Merger Sub, Inc., Term
Loan
715,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
715,508
American Trailer World
Corporation, Term Loan
800,975
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
797,114
Caesars Resort Collection, LLC,
Term Loan
592,003
3.604%,  (LIBOR 1M +
3.500%), 7/20/2025
b
591,855
Carnival Corporation, Term Loan
655,013
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
648,462
Cengage Learning, Inc., Term
Loan
1,316,700
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,319,031
CP Atlas Buyer, Inc., Term Loan
754,350
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
750,201
Golden Entertainment, Inc., Term
Loan
1,677,812
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,672,225
Golden Nugget, LLC, Term Loan
581,720
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
577,619
Great Canadian Gaming
Corporation, Term Loan
440,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
440,827

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.0%)
a
Value
Consumer Cyclical (0.3%) - continued
Michaels Companies, Inc., Term
Loan
$ 1,288,525
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
$ 1,275,872
Penn National Gaming, Inc., Term
Loan
1,015,697
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,014,113
Scientific Games International,
Inc., Term Loan
3,734,258
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,718,499
Secure Acquisition, Inc., Delayed
Draw
102,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
101,490
Secure Acquisition, Inc., Term
Loan
687,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
683,565
Staples, Inc., Term Loan
197,413
4.632%,  (LIBOR 3M +
4.500%), 9/12/2024
b
191,490
669,864
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
646,118
Tenneco, Inc., Term Loan
870,828
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
856,677
Truck Hero, Inc., Term Loan
208,425
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
207,074
Wyndham Hotels & Resorts, Inc.,
Term Loan
624,037
1.854%,  (LIBOR 1M +
1.750%), 5/30/2025
b
616,792
Total 17,394,207
Consumer Non-Cyclical (0.3%)
Adient US, LLC, Term Loan
343,275
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
342,918
Alltech, Inc., Term Loan
620,000
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
620,000
Bausch Health Americas, Inc.,
Term Loan
1,441,548
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,433,980
Bellring Brands, LLC, Term Loan
826,863
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
827,508
Blue Ribbon, LLC, Term Loan
888,031
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b,c
885,811
Chobani, LLC, Term Loan
449,312
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
449,986
City Brewing Company, LLC, Term
Loan
533,663
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
504,087
Principal
Amount Bank Loans (2.0%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
CNT Holdings I Corporation, Term
Loan
$ 585,575
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
$ 585,470
165,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
165,619
Endo Luxembourg Finance
Company I SARL, Term Loan
1,399,425
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
1,358,142
Gainwell Acquisition Corporation,
Term Loan
1,607,820
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,610,231
Global Medical Response, Inc.,
Term Loan
3,491,184
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
3,472,855
Herens US Holdco Corporation,
Term Loan
1,223,850
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
1,222,186
Mamba Purchaser, Inc., Term Loan
125,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
125,156
Packaging Coordinators Midco,
Inc., Term Loan
641,384
4.500%,  (LIBOR 3M +
3.750%), 11/30/2027
b
640,852
Petco Health & Wellness
Company, Inc., Term Loan
1,032,200
4.000%,  (LIBOR 3M +
3.250%), 3/4/2028
b
1,029,939
PetSmart, LLC, Term Loan
1,461,337
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,462,258
Precision Medicine Group, LLC,
Delayed Draw
120,000
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
119,363
Precision Medicine Group, LLC,
Term Loan
910,800
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
905,964
Total 17,762,325
Energy (0.1%)
Calpine Corporation, Term Loan
1,133,550
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,125,162
Energizer Holdings, Inc., Term
Loan
254,742
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
253,707
GIP II Blue Holding LP, Term Loan
1,237,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
b
1,232,361
Total 2,611,230
Financials (0.1%)
Asurion, LLC, Term Loan
1,257,300
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,247,870

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.0%)
a
Value
Financials (0.1%) - continued
$ 441,662
3.354%,  (LIBOR 1M +
3.250%), 7/31/2027
b
$ 438,571
820,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b,c
822,050
735,000
5.354%,  (LIBOR 1M +
5.250%), 1/15/2029
b
731,479
Digicel International Finance, Ltd.,
Term Loan
985,321
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
957,239
Tiger Acquisition, LLC, Term Loan
433,913
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
430,815
Tronox Finance, LLC, Term Loan
530,792
2.454%,  (LIBOR 3M +
2.250%), 3/11/2028
b
525,569
Total 5,153,593
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,003,500
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
988,869
Crown Subsea Communications
Holding, Inc., Term Loan
1,033,767
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
1,037,209
Gogo Intermediate Holdings, LLC,
Term Loan
1,119,375
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,118,379
Gridiron Fiber Corporation, Term
Loan
480,000
5.250%,  (LIBOR 3M +
4.500%), 10/4/2028
b
471,000
Lummus Technology Holdings V,
LLC, Term Loan
2,097,371
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
2,082,815
Prime Security Services Borrower,
LLC, Term Loan
2,744,262
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
2,740,201
Rackspace Technology Global,
Inc., Term Loan
1,766,650
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,752,040
Redstone Holdco 2 LP, Term Loan
649,067
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
618,438
371,020
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
340,719
SS&C Technologies, Inc., Term
Loan
54,644
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
53,982
46,610
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
46,045
Verscend Holding Corporation,
Term Loan
402,975
4.104%,  (LIBOR 1M +
4.000%), 8/27/2025
b
402,471
Principal
Amount Bank Loans (2.0%)
a
Value
Technology (0.2%) - continued
Zayo Group Holdings, Inc., Term
Loan
$ 1,905,316
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
$ 1,878,317
Total 13,530,485
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,130,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,203,400
Air Canada, Term Loan
462,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
460,101
Genesee & Wyoming, Inc., Term
Loan
1,179,000
2.224%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,170,948
Hertz Corporation, Term Loan
353,225
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
353,225
66,904
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
66,904
Mileage Plus Holdings, LLC, Term
Loan
655,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
689,800
SkyMiles IP, Ltd., Term Loan
745,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
786,906
United Airlines, Inc., Term Loan
674,900
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
675,818
Total 6,407,102
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
202,320
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
202,320
CQP Holdco LP, Term Loan
1,577,075
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,572,470
EnergySolutions, LLC, Term Loan
683,112
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
680,551
Exgen Renewables IV, LLC, Term
Loan
400,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
399,436
Osmose Utilities Services, Inc.,
Term Loan
279,300
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
277,485
PG&E Corporation, Term Loan
655,707
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
647,838
Total 3,780,100
Total Bank Loans
(cost $113,909,490) 114,096,318

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 35.3% ) Value
Asset-Backed Securities (2.0%)
510 Asset Backed Trust
$ 1,900,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
$ 1,878,071
Access Group, Inc.
380,190
0.602%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,f
374,544
Arch Street CLO, Ltd.
1,250,000
2.432%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,f
1,250,130
1,250,000
3.582%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,f
1,250,121
Ares CLO, Ltd.
3,000,000
1.522%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,f
3,000,246
Ares XL CLO, Ltd.
2,100,000
2.920%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
2,092,713
Ares XXXIIR CLO, Ltd.
2,600,000
2.156%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,f
2,600,510
Assurant CLO I, Ltd.
1,300,000
1.830%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,f
1,294,089
Buttermilk Park CLO, Ltd.
5,250,000
1.524%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,f
5,247,543
Carlyle Global Market Strategies
CLO, Ltd.
3,425,000
1.574%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,f
3,425,075
CarVal CLO II, Ltd.
2,125,000
1.632%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,f
2,123,916
1,225,000
2.132%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,f
1,221,522
CBAM, Ltd.
3,500,000
1.404%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,f
3,500,094
Cheniere Corpus Christi Holdings,
LLC
330,000 2.742%,  12/31/2039
f
321,947
CMFT Net Lease Master Issuer,
LLC
1,362,884
2.090%,  7/20/2051, Ser.
2021-1, Class A1
f
1,336,721
Commonbond Student Loan Trust
416,302
0.603%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,f
414,158
Principal
Amount Long-Term Fixed Income (35.3%) Value
Asset-Backed Securities (2.0%) - continued
CoreVest American Finance Trust
$ 3,023,181
2.705%,  10/15/2052, Ser.
2019-3, Class A
f
$ 3,088,423
Credit Suisse Mortgage Trust
2,445,616
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,f
2,416,913
Dewolf Park CLO, Ltd.
2,050,000
1.574%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,f
2,047,376
Dryden 36 Senior Loan Fund
1,800,000
2.174%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
1,800,126
Dryden Senior Loan Fund
3,000,000
1.522%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,f
3,001,695
Flatiron CLO, Ltd.
1,225,000
1.910%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,f
1,225,648
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
f
2,290,682
Galaxy XIX CLO, Ltd.
1,650,000
1.974%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
1,641,225
Goldentree Loan Management,
Ltd.
2,050,000
1.525%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,f
2,049,110
Golub Capital Partners, Ltd.
1,750,000
1.312%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,f
1,745,026
2,569,000
1.332%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,f
2,562,244
Goodgreen
1,988,926
3.860%,  10/15/2054, Ser.
2019-1A, Class A
f
2,070,403
Home Partners of America Trust
2,598,474
2.302%,  12/17/2026, Ser.
2021-2, Class B
f
2,566,621
2,315,871
2.078%,  9/19/2041, Ser.
2021-1, Class C
f
2,259,219
Laurel Road Prime Student Loan
Trust
298,693
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
f
301,540
1,148,434
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,f
1,183,193
Longfellow Place CLO, Ltd.
3,900,000
1.874%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,f
3,895,928
950,000
2.424%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
949,385

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Asset-Backed Securities (2.0%) - continued
Madison Park Funding XIV, Ltd.
$ 2,375,000
1.528%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,f
$ 2,375,040
Madison Park Funding, Ltd.
2,100,000
2.232%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,f
2,101,487
Mello Mortgage Capital
Acceptance
2,538,050
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,f
2,534,779
Mercury Financial Credit Card
Master Trust
1,800,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
f
1,798,328
MRA Issuance Trust
2,200,000
1.849%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,f
2,200,228
National Collegiate Trust
874,122
0.400%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,f
860,211
OCP CLO, Ltd.
1,800,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
1,792,222
Octagon Investment Partners 32,
Ltd.
2,850,000
2.174%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,f
2,850,029
Octagon Investment Partners XVI,
Ltd.
600,000
1.522%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,f
600,160
OZLM IX, Ltd.
1,250,000
1.682%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
1,252,719
Palmer Square Loan Funding, Ltd.
1,700,000
1.782%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,f
1,700,202
Progress Residential Trust
1,200,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
f
1,182,553
ROC Securities Trust Series
2,000,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,976,990
Saxon Asset Securities Trust
860,035
3.444%,  8/25/2035, Ser.
2004-2, Class MF2
b
846,501
SLM Student Loan Trust
913,511
0.503%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
898,892
Sound Point CLO XIV, Ltd.
2,600,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,f
2,592,023
Principal
Amount Long-Term Fixed Income (35.3%) Value
Asset-Backed Securities (2.0%) - continued
Sound Point CLO XV, Ltd.
$ 2,600,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,f
$ 2,591,839
Sound Point CLO XXI, Ltd.
1,525,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
1,525,061
Stratus CLO, Ltd.
1,850,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,f
1,845,283
THL Credit Wind River CLO, Ltd.
950,000
1.562%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,f
951,607
Toorak Mortgage Corporation, Ltd.
2,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
f,g
1,992,690
TRK Trust
1,874,514
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,f
1,863,197
U.S. Small Business Administration
37,404
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 37,894
Upstart Securitization Trust
710,115
1.702%,  11/20/2030, Ser.
2020-3, Class A
f
712,202
VCAT Asset Securitization, LLC
1,150,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
1,139,889
Voya CLO, Ltd.
1,500,000
1.124%,  (LIBOR 3M +
1.000%), 10/15/2030, Ser.
2012-4A, Class A1R3
b,f
1,498,893
Wind River CLO, Ltd.
1,525,000
1.732%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,f
1,524,419
1,275,000
2.132%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
1,275,014
Total 112,946,509
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
1,150,000 2.700%,  5/15/2040 1,159,677
Alcoa Nederland Holding BV
595,000 5.500%,  12/15/2027
f
636,650
BWAY Holding Company
335,000 5.500%,  4/15/2024
f
338,072
Chemours Company
420,000 5.750%,  11/15/2028
f
439,475
Cleveland-Cliffs, Inc.
360,000 5.875%,  6/1/2027 374,850
230,000 4.625%,  3/1/2029
f
234,600
230,000 4.875%,  3/1/2031
f
238,941
Consolidated Energy Finance SA
688,000 5.625%,  10/15/2028
f
672,520
Dow Chemical Company
600,000 4.800%,  11/30/2028 699,855

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Basic Materials (0.4%) - continued
DowDuPont, Inc.
$ 620,000 4.493%,  11/15/2025 $ 685,071
First Quantum Minerals, Ltd.
770,000 7.500%,  4/1/2025
f
792,099
Freeport-McMoRan, Inc.
490,000 4.125%,  3/1/2028 508,375
595,000 4.250%,  3/1/2030 627,725
1,558,000 4.625%,  8/1/2030 1,670,955
Glencore Funding, LLC
160,000 4.125%,  5/30/2023
f
166,387
1,064,000 4.000%,  3/27/2027
f
1,147,870
Hecla Mining Company
175,000 7.250%,  2/15/2028 187,469
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
f
410,000
Ingevity Corporation
610,000 3.875%,  11/1/2028
f
593,987
International Flavors and
Fragrances, Inc.
660,000 3.468%,  12/1/2050
f
691,430
Kinross Gold Corporation
470,000 5.950%,  3/15/2024 509,874
900,000 4.500%,  7/15/2027 1,005,391
Mercer International, Inc.
400,000 5.125%,  2/1/2029 408,548
Novelis Corporation
160,000 3.250%,  11/15/2026
f
161,400
210,000 4.750%,  1/30/2030
f
220,763
160,000 3.875%,  8/15/2031
f
159,000
OCI NV
278,000 4.625%,  10/15/2025
f
288,425
Olin Corporation
580,000 5.125%,  9/15/2027 595,225
SCIH Salt Holdings, Inc.
400,000 4.875%,  5/1/2028
f
384,000
SCIL USA Holdings, LLC
493,000 5.375%,  11/1/2026
f
505,941
SPCM SA
409,000 3.375%,  3/15/2030
f
393,663
SunCoke Energy, Inc.
438,000 4.875%,  6/30/2029
f
435,810
Syngenta Finance NV
422,000 5.182%,  4/24/2028
f
473,770
Teck Resources, Ltd.
964,000 6.125%,  10/1/2035 1,249,726
Unifrax Escrow Issuer Corporation
373,000 5.250%,  9/30/2028
f
377,010
United States Steel Corporation
676,000 6.875%,  3/1/2029
h
727,545
Venator Finance SARL
420,000 5.750%,  7/15/2025
f,h
403,200
Total 20,575,299
Capital Goods (0.6%)
AECOM
645,000 5.125%,  3/15/2027 702,628
Amsted Industries, Inc.
465,000 5.625%,  7/1/2027
f
483,600
Principal
Amount Long-Term Fixed Income (35.3%) Value
Capital Goods (0.6%) - continued
Ardagh Packaging Finance plc
$ 280,000 5.250%,  8/15/2027
f
$ 281,750
Boeing Company
1,225,000 5.930%,  5/1/2060 1,699,913
750,000 5.040%,  5/1/2027 844,496
1,250,000 5.705%,  5/1/2040 1,605,509
Bombardier, Inc.
120,000 7.125%,  6/15/2026
f
124,489
410,000 7.875%,  4/15/2027
f
425,211
350,000 6.000%,  2/15/2028
f
351,060
Brand Industrial Services, Inc.
205,000 8.500%,  7/15/2025
f
204,809
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
f
284,315
BWAY Holding Company
420,000 7.250%,  4/15/2025
f
421,065
Carrier Global Corporation
714,000 3.577%,  4/5/2050 759,144
875,000 2.700%,  2/15/2031 888,699
Cintas Corporation No. 2
840,000 3.700%,  4/1/2027 918,955
CNH Industrial NV
700,000 3.850%,  11/15/2027 761,988
Coinbase Global, Inc.
211,000 3.375%,  10/1/2028
f
197,021
Cornerstone Building Brands, Inc.
560,000 6.125%,  1/15/2029
f
598,556
Covanta Holding Corporation
264,000 5.000%,  9/1/2030 269,280
Covert Mergeco, Inc.
162,000 4.875%,  12/1/2029
f
164,430
CP Atlas Buyer, Inc.
380,000 7.000%,  12/1/2028
f
378,100
Crown Cork & Seal Company, Inc.
630,000 7.375%,  12/15/2026 759,938
GFL Environmental, Inc.
339,000 4.000%,  8/1/2028
f
332,220
405,000 3.500%,  9/1/2028
f
398,925
H&E Equipment Services, Inc.
697,000 3.875%,  12/15/2028
f
691,773
Howard Midstream Energy
Partners, LLC
409,000 6.750%,  1/15/2027
f
419,104
Howmet Aerospace, Inc.
17,000 6.875%,  5/1/2025 19,545
403,000 3.000%,  1/15/2029 403,542
Ingersoll-Rand Luxembourg
Finance SA
625,000 3.500%,  3/21/2026 662,777
JELD-WEN, Inc.
500,000 4.625%,  12/15/2025
f
503,750
L3Harris Technologies, Inc.
1,656,000 3.950%,  5/28/2024 1,751,516
Lockheed Martin Corporation
774,000 4.500%,  5/15/2036 944,535
284,000 6.150%,  9/1/2036 396,458
Meritor, Inc.
290,000 4.500%,  12/15/2028
f
290,725
Nesco Holdings II, Inc.
265,000 5.500%,  4/15/2029
f
273,613

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Capital Goods (0.6%) - continued
New Enterprise Stone and Lime
Company, Inc.
$ 531,000 5.250%,  7/15/2028
f
$ 538,434
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 1,059,628
OI European Group BV
444,000 4.750%,  2/15/2030
f
449,985
Owens-Brockway Glass Container,
Inc.
370,000 5.875%,  8/15/2023
f
387,575
Pactiv Evergreen Group
320,000 4.375%,  10/15/2028
f
317,600
PGT Innovations, Inc.
426,000 4.375%,  10/1/2029
f
428,130
Raytheon Technologies
Corporation
714,000 4.125%,  11/16/2028 798,639
775,000 4.450%,  11/16/2038 934,029
1,000,000 3.750%,  11/1/2046 1,114,018
Republic Services, Inc.
850,000 2.900%,  7/1/2026 888,479
Roper Technologies, Inc.
564,000 4.200%,  9/15/2028 633,141
750,000 1.750%,  2/15/2031 704,252
SRM Escrow Issuer, LLC
615,000 6.000%,  11/1/2028
f
656,543
Standard Industries, Inc.
560,000 4.375%,  7/15/2030
f
571,483
Textron, Inc.
710,000 3.375%,  3/1/2028 749,809
Titan Acquisition, Ltd.
180,000 7.750%,  4/15/2026
f
182,700
TransDigm, Inc.
370,000 6.250%,  3/15/2026
f
384,569
1,130,000 5.500%,  11/15/2027 1,163,900
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 425,604
360,000 4.000%,  7/15/2030 369,900
Vertiv Group Corporation
159,000 4.125%,  11/15/2028
f
160,590
Victors Merger Corporation
254,000 6.375%,  5/15/2029
f
238,760
Waste Pro USA, Inc.
205,000 5.500%,  2/15/2026
f
203,975
WESCO Distribution, Inc.
560,000 7.250%,  6/15/2028
f
613,900
Total 34,189,082
Collateralized Mortgage Obligations (1.6%)
Alternative Loan Trust
728,834
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 562,297
Bellemeade Re, Ltd.
123,452
1.702%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,f
123,452
2,000,000
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,f
2,002,341
Principal
Amount Long-Term Fixed Income (35.3%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
BRAVO Residential Funding Trust
$ 139,076
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
f
$ 141,033
Citicorp Mortgage Securities, Inc.
1,340,555
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,330,368
COLT Mortgage Loan Trust
2,453,011
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,f
2,445,969
Countrywide Alternative Loan Trust
904,691
2.691%,  10/25/2035, Ser.
2005-43, Class 4A1
b
849,324
1,185,198
7.000%,  10/25/2037, Ser.
2007-24, Class A10 584,261
Countrywide Home Loans, Inc.
213,264
5.750%,  4/25/2037, Ser.
2007-3, Class A27 142,113
Credit Suisse Mortgage Trust
1,776,238
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,f
1,828,023
5,246,165
3.425%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,f
5,267,560
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
85,655
6.000%,  1/25/2022, Ser.
2006-AR5, Class 23A 79,465
Federal Home Loan Mortgage
Corporation - REMIC
23,383,053
2.000%,  11/25/2050, Ser.
5038, Class NI
i
2,447,457
614,425
4.000%,  7/15/2031, Ser.
4104, Class KI
i
20,613
1,752,018
3.000%,  2/15/2033, Ser.
4170, Class IG
i
166,401
1,857,466
3.000%,  3/15/2033, Ser.
4180, Class PI
i
202,470
Federal National Mortgage
Association - REMIC
3,160,294
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
164,485
31,182,053
1.500%,  11/25/2035, Ser.
2020-99, Class IG
i
1,653,425
Flagstar Mortgage Trust
1,434,453
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
1,464,544
Foundation Finance Trust
1,717,814
1.270%,  5/15/2041, Ser.
2021-1A, Class A
f
1,690,476
FWD Securitization Trust
1,113,613
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,f
1,119,959
GCAT Trust
2,447,199
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,f
2,436,975
Genworth Mortgage Insurance
Corporation
2,500,000
2.152%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,f
2,501,427

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
GS Mortgage-Backed Securities
Trust
$ 257,006
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,f
$ 259,040
J.P. Morgan Mortgage Trust
2,506,707
2.500%,  1/25/2052, Ser.
2021-INV4, Class A2A
b,f
2,510,494
1,900,000
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
1,901,116
Legacy Mortgage Asset Trust
428,589
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
430,832
LHOME Mortgage Trust
800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
f,g
801,342
2,200,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,f
2,190,039
MASTR Alternative Loans Trust
1,001,802
0.552%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
139,977
Merrill Lynch Alternative Note
Asset Trust
190,096
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 111,521
MRA Issuance Trust
1,875,000
1.849%,  (LIBOR 1M +
1.750%), 4/15/2022, Ser.
2021-EBO1, Class A2X
b,f
1,876,811
New Residential Mortgage Loan
Trust
5,024,470
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,f
5,024,274
New York Mortgage Trust
2,300,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
f,g
2,283,631
1,731,323
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,f
1,727,971
Oak Street Investment
1,765,994
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
f
1,749,259
Oaktown Re VII, Ltd.
1,250,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,f
1,250,000
Oaktown Re, Ltd.
2,400,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,f
2,401,398
Palisades Mortgage Loan Trust
3,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
f,g
3,454,646
Palmer Square Loan Funding, Ltd.
2,700,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,f
2,700,419
Preston Ridge Partners Mortgage
Trust, LLC
1,967,856
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,f
1,955,518
Principal
Amount Long-Term Fixed Income (35.3%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
Pretium Mortgage Credit Partners,
LLC
$ 1,122,476
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
f,g
$ 1,112,415
Radnor Re, Ltd.
3,450,000
1.898%,  (SOFR30A +
1.850%), 11/25/2031, Ser.
2021-2, Class M1A
b,f
3,454,057
Renaissance Home Equity Loan
Trust
2,173,722
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
g
1,064,557
Residential Accredit Loans, Inc.
Trust
690,319
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 676,637
223,823
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 221,594
Residential Asset Securitization
Trust
1,889,477
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 1,487,627
Sequoia Mortgage Trust
725,437
2.833%,  9/20/2046, Ser.
2007-1, Class 4A1
b
561,149
Silver Hill Trust
728,761
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,f
732,701
Starwood Mortgage Residential
Trust
190,730
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,f
191,896
Toorak Mortgage Corporation, Ltd.
655,328
4.458%,  3/25/2022, Ser.
2019-1, Class A1
f,g
656,544
Tricon Residential Trust
1,500,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
f
1,477,760
Vericrest Opportunity Loan
Transferee
1,449,843
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
f,g
1,438,281
1,800,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,779,879
1,642,021
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
f,g
1,634,318
1,375,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
f,g
1,361,412
1,400,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
f,g
1,384,393
1,077,663
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
1,073,065
900,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
890,321
825,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,f,g
825,000
Verus Securitization Trust
1,200,000
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,f
1,199,290
1,251,393
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,f
1,275,799

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
ZH Trust
$ 1,910,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
f
$ 1,897,309
3,600,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
f
3,570,548
Total 91,959,278
Commercial Mortgage-Backed Securities (0.3%)
AMSR Trust
2,700,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,f
2,650,912
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,f
1,079,448
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
f
1,362,795
BBCMS Mortgage Trust
14,536,332
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
1,824,421
Benchmark Mortgage Trust
3,900,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 4,042,990
BFLD Trust
825,000
1.810%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
824,569
BINOM Securitization Trust
1,500,000
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,f
1,500,560
GS Mortgage Securities Trust
3,888,752
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 4,006,890
Morgan Stanley Capital I Trust
14,847,285
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
1,944,466
Total 19,237,051
Communications Services (1.0%)
Altice France SA
200,000 8.125%,  2/1/2027
f
213,750
75,000 5.500%,  1/15/2028
f
74,431
500,000 5.125%,  7/15/2029
f
487,725
532,000 5.500%,  10/15/2029
f
524,020
American Tower Corporation
450,000 3.375%,  10/15/2026 478,135
700,000 2.900%,  1/15/2030 717,386
1,150,000 2.100%,  6/15/2030 1,107,264
AT&T, Inc.
1,129,000 3.500%,  9/15/2053 1,139,043
1,200,000 2.300%,  6/1/2027 1,220,824
1,550,000 4.350%,  3/1/2029 1,741,078
2,061,000 5.250%,  3/1/2037 2,549,278
1,090,000 4.900%,  8/15/2037 1,317,100
450,000 5.550%,  8/15/2041 589,991
CCO Holdings, LLC
130,000 5.500%,  5/1/2026
f
133,928
640,000 5.125%,  5/1/2027
f
659,200
770,000 4.750%,  3/1/2030
f
800,800
510,000 4.500%,  8/15/2030
f
521,827
515,000 4.250%,  1/15/2034
f
506,671
Principal
Amount Long-Term Fixed Income (35.3%) Value
Communications Services (1.0%) - continued
Cengage Learning, Inc.
$ 303,000 9.500%,  6/15/2024
f
$ 304,894
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 744,437
900,000 4.200%,  3/15/2028 985,627
1,225,000 3.500%,  6/1/2041 1,194,355
1,320,000 6.484%,  10/23/2045 1,802,575
Clear Channel Worldwide
Holdings, Inc.
515,000 7.750%,  4/15/2028
f
551,050
Comcast Corporation
750,000 3.950%,  10/15/2025 818,798
1,250,000 4.250%,  10/15/2030 1,442,589
690,000 4.400%,  8/15/2035 826,840
1,115,000 4.750%,  3/1/2044 1,392,130
550,000 4.600%,  8/15/2045 684,025
Consolidated Communications,
Inc.
250,000 5.000%,  10/1/2028
f,h
252,500
Cox Communications, Inc.
875,000 3.350%,  9/15/2026
f
928,741
CSC Holdings, LLC
960,000 5.375%,  2/1/2028
f
993,955
86,000 4.125%,  12/1/2030
f
83,957
Cumulus Media New Holdings,
Inc.
380,000 6.750%,  7/1/2026
f,h
394,250
DIRECTV Holdings, LLC
495,000 5.875%,  8/15/2027
f
506,736
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,582,587
DISH DBS Corporation
350,000 5.250%,  12/1/2026
f
355,525
360,000 7.375%,  7/1/2028 364,500
261,000 5.750%,  12/1/2028
f
263,610
Entercom Media Corporation
603,000 6.500%,  5/1/2027
f
596,488
Front Range BidCo, Inc.
243,000 4.000%,  3/1/2027
f
239,542
Frontier Communications
Holdings, LLC
457,000 5.875%,  10/15/2027
f
483,277
GCI, LLC
405,000 4.750%,  10/15/2028
f
415,631
Gray Escrow II, Inc.
800,000 5.375%,  11/15/2031
f
823,000
Gray Television, Inc.
395,000 4.750%,  10/15/2030
f
392,531
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 302,197
iHeartCommunications, Inc.
390,000 4.750%,  1/15/2028
f
395,507
LCPR Senior Secured Financing
DAC
324,000 6.750%,  10/15/2027
f
340,200
Level 3 Financing, Inc.
765,000 4.625%,  9/15/2027
f
780,300
320,000 4.250%,  7/1/2028
f
316,800
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
f
1,029,120

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Communications Services (1.0%) - continued
Netflix, Inc.
$ 556,000 4.875%,  4/15/2028 $ 633,840
450,000 5.875%,  11/15/2028 541,125
480,000 5.375%,  11/15/2029
f
570,000
450,000 4.875%,  6/15/2030
f
524,812
Nexstar Escrow Corporation
550,000 5.625%,  7/15/2027
f
579,766
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 568,222
330,000 4.200%,  6/1/2030 370,965
Radiate Holdco, LLC
235,000 6.500%,  9/15/2028
f
236,066
Scripps Escrow II, Inc.
215,000 5.375%,  1/15/2031
f
218,494
Scripps Escrow, Inc.
270,000 5.875%,  7/15/2027
f
283,652
Sinclair Television Group, Inc.
610,000 5.500%,  3/1/2030
f
591,700
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
f
556,047
295,000 4.000%,  7/15/2028
f
296,649
Sprint Capital Corporation
273,000 6.875%,  11/15/2028 345,345
430,000 8.750%,  3/15/2032 645,000
Sprint Corporation
1,930,000 7.625%,  2/15/2025 2,219,500
Telesat Canada
215,000 4.875%,  6/1/2027
f
189,845
80,000 6.500%,  10/15/2027
f
62,080
Terrier Media Buyer, Inc.
310,000 8.875%,  12/15/2027
f
335,039
T-Mobile USA, Inc.
1,175,000 2.550%,  2/15/2031 1,169,095
280,000 2.875%,  2/15/2031 276,528
900,000 4.375%,  4/15/2040 1,028,866
United States Cellular Corporation
360,000 6.700%,  12/15/2033 435,074
Uniti Group, LP
130,000 4.750%,  4/15/2028
f
128,925
VeriSign, Inc.
310,000 4.750%,  7/15/2027 322,013
Verizon Communications, Inc.
714,000 3.700%,  3/22/2061 774,131
476,000 2.100%,  3/22/2028 476,907
3,054,000 4.272%,  1/15/2036 3,582,296
1,450,000 2.650%,  11/20/2040 1,377,815
ViacomCBS Inc.
840,000 5.850%,  9/1/2043 1,131,487
VTR Finance NV
270,000 6.375%,  7/15/2028
f
280,800
Walt Disney Company
660,000 2.650%,  1/13/2031 686,549
Ziggo BV
712,000 5.500%,  1/15/2027
f
731,580
200,000 4.875%,  1/15/2030
f
205,120
Total 59,746,058
Consumer Cyclical (1.1%)
1011778 B.C., ULC
640,000 4.375%,  1/15/2028
f
652,800
Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Cyclical (1.1%) - continued
Allen Media, LLC
$ 371,000 10.500%,  2/15/2028
f
$ 387,066
Allied Universal Finance
Corporation
285,000 4.625%,  6/1/2028
f
279,723
Allied Universal Holdco, LLC
230,000 6.625%,  7/15/2026
f
241,316
330,000 4.625%,  6/1/2028
f
329,795
235,000 6.000%,  6/1/2029
f
228,537
Allison Transmission, Inc.
590,000 3.750%,  1/30/2031
f
575,250
Amazon.com, Inc.
1,350,000 3.100%,  5/12/2051 1,441,290
670,000 3.875%,  8/22/2037 787,474
852,000 4.050%,  8/22/2047 1,033,004
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027
h
685,575
Arko Corporation
264,000 5.125%,  11/15/2029
f
255,090
Ashton Woods USA, LLC
260,000 4.625%,  8/1/2029
f
256,750
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
f
402,900
Boyne USA, Inc.
305,000 4.750%,  5/15/2029
f
314,150
Brookfield Residential Properties,
Inc.
370,000 6.250%,  9/15/2027
f
386,206
455,000 5.000%,  6/15/2029
f
455,318
Caesars Entertainment, Inc.
608,000 6.250%,  7/1/2025
f
638,172
135,000 8.125%,  7/1/2027
f
149,504
426,000 4.625%,  10/15/2029
f
426,000
Carnival Corporation
374,000 7.625%,  3/1/2026
f
392,045
605,000 5.750%,  3/1/2027
f
605,000
430,000 4.000%,  8/1/2028
f
426,775
263,000 6.000%,  5/1/2029
f
261,685
Cedar Fair, LP
176,000 5.375%,  4/15/2027 180,400
565,000 5.250%,  7/15/2029 579,125
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
274,275
Cinemark USA, Inc.
195,000 5.875%,  3/15/2026
f,h
197,437
Clarios Global, LP
205,000 8.500%,  5/15/2027
f
217,300
D.R. Horton, Inc.
550,000 2.600%,  10/15/2025 567,724
Daimler Trucks Finance North
America, LLC
839,000 2.000%,  12/14/2026
f
842,580
Dana, Inc.
425,000 5.625%,  6/15/2028 451,563
Empire Communities Corporation
430,000 7.000%,  12/15/2025
f
445,050
Expedia Group, Inc.
1,350,000 3.250%,  2/15/2030 1,377,676
Ford Motor Company
236,000 3.250%,  2/12/2032 241,664

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Cyclical (1.1%) - continued
Ford Motor Credit Company, LLC
$ 475,000 4.063%,  11/1/2024 $ 499,781
1,100,000 4.134%,  8/4/2025 1,167,375
690,000 2.700%,  8/10/2026 696,038
Forestar Group, Inc.
275,000 3.850%,  5/15/2026
f
275,688
Gap, Inc.
127,000 3.625%,  10/1/2029
f
125,616
General Motors Company
1,200,000 6.125%,  10/1/2025 1,378,475
1,150,000 6.800%,  10/1/2027 1,411,544
General Motors Financial
Company, Inc.
560,000 3.950%,  4/13/2024 589,250
240,000 1.200%,  10/15/2024 238,235
450,000 1.500%,  6/10/2026 442,760
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 1,159,259
Golden Nugget, Inc.
460,000 6.750%,  10/15/2024
f
460,000
Goodyear Tire & Rubber Company
270,000 5.000%,  7/15/2029
f
290,034
200,000 5.250%,  7/15/2031
f
217,141
Guitar Center Escrow Issuer II, Inc.
127,000 8.500%,  1/15/2026
f
136,268
Hanesbrands, Inc.
367,000 4.875%,  5/15/2026
f
392,231
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
f
364,000
Hilton Domestic Operating
Company, Inc.
725,000 4.875%,  1/15/2030 774,844
Hilton Grand Vacations Borrower
Escrow, LLC
535,000 5.000%,  6/1/2029
f
548,375
Home Depot, Inc.
555,000 5.400%,  9/15/2040 758,929
840,000 4.250%,  4/1/2046 1,045,414
700,000 3.900%,  6/15/2047 817,788
Hyundai Capital America
660,000 1.000%,  9/17/2024
f
648,594
1,000,000 1.800%,  1/10/2028
f
966,380
International Game Technology plc
445,000 5.250%,  1/15/2029
f
471,500
KB Home
360,000 4.800%,  11/15/2029 392,940
Kohl's Corporation
1,190,000 3.375%,  5/1/2031 1,211,925
715,000 5.550%,  7/17/2045 833,674
L Brands, Inc.
600,000 6.625%,  10/1/2030
f
679,500
140,000 6.875%,  11/1/2035 173,950
Lennar Corporation
1,225,000 4.750%,  5/30/2025 1,340,217
Lowe's Companies, Inc.
1,350,000 2.625%,  4/1/2031 1,381,193
Macy's Retail Holdings, LLC
390,000 5.875%,  4/1/2029
f,h
415,838
Magic MergerCo, Inc.
615,000 5.250%,  5/1/2028
f
615,271
Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Cyclical (1.1%) - continued
Marriott International, Inc.
$ 75,000 5.750%,  5/1/2025 $ 84,423
885,000 4.625%,  6/15/2030 995,577
Mastercard, Inc.
830,000 3.950%,  2/26/2048 999,444
Mattamy Group Corporation
620,000 5.250%,  12/15/2027
f
652,085
McDonald's Corporation
650,000 2.125%,  3/1/2030 647,002
1,115,000 4.450%,  3/1/2047 1,359,962
MDC Holdings, Inc.
1,100,000 2.500%,  1/15/2031 1,063,956
MGM Resorts International
760,000 6.000%,  3/15/2023 794,200
Nissan Motor Acceptance
Company, LLC
880,000 1.125%,  9/16/2024
f
864,642
Penn National Gaming, Inc.
395,000 4.125%,  7/1/2029
f,h
383,150
PetSmart, Inc.
520,000 4.750%,  2/15/2028
f
533,650
350,000 7.750%,  2/15/2029
f
380,188
Prime Security Services Borrower,
LLC
1,010,000 5.750%,  4/15/2026
f
1,084,407
Real Hero Merger Sub 2, Inc.
310,000 6.250%,  2/1/2029
f
309,516
Realogy Group, LLC
500,000 5.750%,  1/15/2029
f
512,500
Rite Aid Corporation
470,000 7.500%,  7/1/2025
f
483,160
Royal Caribbean Cruises, Ltd.
590,000 9.125%,  6/15/2023
f
623,925
525,000 4.250%,  7/1/2026
f
508,512
220,000 5.500%,  4/1/2028
f
222,543
Scientific Games International, Inc.
490,000 7.250%,  11/15/2029
f
546,350
SeaWorld Parks and
Entertainment, Inc.
421,000 5.250%,  8/15/2029
f
428,685
Service Properties Trust
119,000 7.500%,  9/15/2025 128,929
Six Flags Theme Parks, Inc.
270,000 7.000%,  7/1/2025
f
288,344
Staples, Inc.
590,000 7.500%,  4/15/2026
f
606,225
Station Casinos, LLC
307,000 4.625%,  12/1/2031
f
309,517
Tapestry, Inc.
1,114,000 3.050%,  3/15/2032 1,120,545
Target Corporation
1,000,000 2.250%,  4/15/2025 1,030,543
Tenneco, Inc.
490,000 5.000%,  7/15/2026
h
471,013
Toll Brothers Finance Corporation
900,000 3.800%,  11/1/2029 967,500
Uber Technologies, Inc.
310,000 6.250%,  1/15/2028
f,h
332,785
ViacomCBS, Inc.
1,200,000 4.200%,  5/19/2032 1,353,559

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Cyclical (1.1%) - continued
Visa, Inc.
$ 1,150,000 2.700%,  4/15/2040 $ 1,175,108
Wabash National Corporation
426,000 4.500%,  10/15/2028
f
430,260
Walmart, Inc.
825,000 3.250%,  7/8/2029 906,664
Wyndham Destinations, Inc.
350,000 6.625%,  7/31/2026
f
388,094
Wyndham Hotels & Resorts, Inc.
215,000 4.375%,  8/15/2028
f
221,450
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
f
541,250
ZF North America Capital, Inc.
290,000 4.750%,  4/29/2025
f
311,025
Total 63,966,934
Consumer Non-Cyclical (1.2%)
Abbott Laboratories
1,000,000 4.750%,  11/30/2036 1,276,122
AbbVie, Inc.
575,000 2.950%,  11/21/2026 605,974
1,250,000 4.300%,  5/14/2036 1,473,526
450,000 4.850%,  6/15/2044 563,929
675,000 4.875%,  11/14/2048 872,231
Albertson's Companies, Inc.
566,000 3.500%,  3/15/2029
f
567,109
Altria Group, Inc.
952,000 5.800%,  2/14/2039 1,144,286
Amgen, Inc.
1,200,000 3.375%,  2/21/2050 1,248,157
Anheuser-Busch Companies, LLC
660,000 4.700%,  2/1/2036 796,495
Anheuser-Busch InBev Worldwide,
Inc.
1,875,000 4.750%,  4/15/2058 2,318,185
1,350,000 4.375%,  4/15/2038 1,580,925
Anthem, Inc.
900,000 3.125%,  5/15/2050 922,161
725,000 4.625%,  5/15/2042 900,938
Archer-Daniels-Midland Company
770,000 2.700%,  9/15/2051 773,718
AstraZeneca plc
900,000 3.000%,  5/28/2051 943,253
Bausch Health Companies, Inc.
650,000 5.000%,  2/15/2029
f
573,625
Becton, Dickinson and Company
650,000 3.794%,  5/20/2050 729,347
865,000 3.700%,  6/6/2027 942,654
Bunge, Ltd. Finance Corporation
940,000 2.750%,  5/14/2031 953,990
Cargill, Inc.
486,000 3.125%,  5/25/2051
f
519,264
Centene Corporation
505,000 4.250%,  12/15/2027 526,463
420,000 4.625%,  12/15/2029 452,953
580,000 3.000%,  10/15/2030 589,576
900,000 2.625%,  8/1/2031 882,000
Central Garden & Pet Company
500,000 4.125%,  10/15/2030 504,375
Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Non-Cyclical (1.2%) - continued
Cigna Corporation
$ 1,325,000 4.800%,  8/15/2038 $ 1,629,751
Comcast Corporation
600,000 2.987%,  11/1/2063
f
569,415
Community Health Systems, Inc.
205,000 5.625%,  3/15/2027
f
216,958
290,000 6.000%,  1/15/2029
f
309,212
540,000 6.875%,  4/15/2029
f
550,125
Conagra Brands, Inc.
935,000 4.300%,  5/1/2024 994,923
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,209,282
475,000 2.875%,  5/1/2030 487,468
Coty, Inc.
313,000 5.000%,  4/15/2026
f
322,399
CVS Health Corporation
1,200,000 3.625%,  4/1/2027 1,302,120
2,545,000 4.875%,  7/20/2035 3,111,644
Danaher Corporation
516,000 2.800%,  12/10/2051 508,830
DaVita, Inc.
620,000 4.625%,  6/1/2030
f
634,725
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
f
307,820
Eli Lilly and Company
721,000 2.500%,  9/15/2060 677,833
Encompass Health Corporation
615,000 4.500%,  2/1/2028 632,681
Endo Finance, LLC
195,000 9.500%,  7/31/2027
f,h
198,494
Energizer Holdings, Inc.
455,000 4.750%,  6/15/2028
f
464,669
General Mills, Inc.
550,000 2.875%,  4/15/2030 573,991
H. J. Heinz Company
140,000 5.200%,  7/15/2045 178,006
HCA, Inc.
1,430,000 5.375%,  2/1/2025 1,571,570
1,861,000 3.500%,  9/1/2030 1,966,844
HFC Prestige Products, Inc.
493,000 4.750%,  1/15/2029
f
501,011
HLF Financing SARL, LLC
726,000 4.875%,  6/1/2029
f
712,351
Humana, Inc.
335,000 2.150%,  2/3/2032 323,923
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
f
1,270,948
JBS USA Food Company
130,000 5.750%,  1/15/2028
f
135,526
JBS USA LUX SA
743,000 3.000%,  5/15/2032
f
743,000
JBS USA, LLC
110,000 6.500%,  4/15/2029
f
121,001
1,163,000 5.500%,  1/15/2030
f
1,264,763
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 850,628
Kraft Foods Group, Inc.
411,000 5.000%,  6/4/2042 511,267

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Non-Cyclical (1.2%) - continued
Kraft Heinz Foods Company
$ 740,000 3.750%,  4/1/2030 $ 798,775
900,000 4.375%,  6/1/2046 1,053,900
Mattel, Inc.
475,000 3.375%,  4/1/2026
f
487,122
Molina Healthcare, Inc.
560,000 4.375%,  6/15/2028
f
576,800
Mozart Debt Merger Sub, Inc.
556,000 3.875%,  4/1/2029
f
554,037
529,000 5.250%,  10/1/2029
f,h
536,216
MPH Acquisition Holdings, LLC
235,000 5.750%,  11/1/2028
f,h
223,485
Mylan, Inc.
1,250,000 4.550%,  4/15/2028 1,399,160
Newell Rubbermaid, Inc.
774,000 4.700%,  4/1/2026 843,857
Ortho-Clinical Diagnostics, Inc.
310,000 7.250%,  2/1/2028
f
333,250
Par Pharmaceutical, Inc.
435,000 7.500%,  4/1/2027
f
444,540
Pilgrim's Pride Corporation
384,000 3.500%,  3/1/2032
f
387,840
Post Holdings, Inc.
150,000 5.500%,  12/15/2029
f
157,594
Reynolds American, Inc.
952,000 5.700%,  8/15/2035 1,128,053
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
f
922,290
Royalty Pharma plc
1,025,000 3.550%,  9/2/2050 1,016,256
Scotts Miracle-Gro Company
495,000 4.500%,  10/15/2029 516,038
SEG Holding, LLC
560,000 5.625%,  10/15/2028
f
586,600
Simmons Foods, Inc.
490,000 4.625%,  3/1/2029
f
482,650
Spectrum Brands, Inc.
250,000 5.000%,  10/1/2029
f
262,188
210,000 5.500%,  7/15/2030
f
225,225
Syneos Health, Inc.
450,000 3.625%,  1/15/2029
f
444,375
Sysco Corporation
1,200,000 6.600%,  4/1/2040 1,738,291
Teleflex, Inc.
630,000 4.250%,  6/1/2028
f
649,020
Tenet Healthcare Corporation
144,000 4.625%,  7/15/2024 145,800
1,120,000 5.125%,  11/1/2027
f
1,166,200
205,000 6.125%,  10/1/2028
f
216,523
Teva Pharmaceutical Finance
Netherlands III BV
310,000 3.150%,  10/1/2026 291,400
Thermo Fisher Scientific, Inc.
560,000 2.000%,  10/15/2031 551,757
TreeHouse Foods, Inc.
209,000 4.000%,  9/1/2028
h
200,640
Tyson Foods, Inc.
560,000 3.550%,  6/2/2027 602,792
United Natural Foods, Inc.
420,000 6.750%,  10/15/2028
f
449,736
Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Non-Cyclical (1.2%) - continued
UnitedHealth Group, Inc.
$ 970,000 4.625%,  7/15/2035 $ 1,212,058
VRX Escrow Corporation
1,166,000 6.125%,  4/15/2025
f
1,187,641
Zoetis, Inc.
670,000 4.700%,  2/1/2043 853,944
Total 70,160,487
Energy (0.9%)
Antero Resources Corporation
470,000 5.375%,  3/1/2030
f
502,430
Apache Corporation
150,000 4.875%,  11/15/2027 163,500
460,000 4.375%,  10/15/2028 500,475
165,000 5.100%,  9/1/2040 186,450
Archrock Partners, LP
480,000 6.250%,  4/1/2028
f
500,506
BP Capital Markets America, Inc.
675,000 2.939%,  6/4/2051 647,909
500,000 3.543%,  4/6/2027 539,994
Buckeye Partners, LP
480,000 3.950%,  12/1/2026 489,221
Canadian Natural Resources, Ltd.
340,000 2.050%,  7/15/2025 343,250
430,000 2.950%,  7/15/2030 435,326
Cenovus Energy, Inc.
180,000 5.375%,  7/15/2025 198,634
Cheniere Energy Partners, LP
159,000 3.250%,  1/31/2032
f
160,590
Cheniere Energy, Inc.
170,000 4.625%,  10/15/2028 180,832
CNX Resources Corporation
265,000 6.000%,  1/15/2029
f
275,600
Comstock Resources, Inc.
330,000 5.875%,  1/15/2030
f
338,250
ConocoPhillips
1,400,000 6.500%,  2/1/2039 2,033,696
Continental Resources, Inc.
371,000 2.268%,  11/15/2026
f
368,217
220,000 4.375%,  1/15/2028 237,831
760,000 5.750%,  1/15/2031
f
894,991
CQP Holdco, LP
306,000 5.500%,  6/15/2031
f
319,387
Devon Energy Corporation
1,644,000 4.500%,  1/15/2030 1,764,990
Diamondback Energy, Inc.
975,000 3.500%,  12/1/2029 1,033,897
DT Midstream, Inc.
405,000 4.125%,  6/15/2029
f
414,619
135,000 4.375%,  6/15/2031
f
140,400
Endeavor Energy Resources, LP
310,000 5.750%,  1/30/2028
f
330,424
Energean Israel Finance, Ltd.
415,000 4.500%,  3/30/2024
f
417,075
Energy Transfer, LP
700,000 4.000%,  10/1/2027 751,602
765,000 4.900%,  3/15/2035 863,679
600,000 5.150%,  2/1/2043 661,633
1,090,000 6.000%,  6/15/2048 1,354,138

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Energy (0.9%) - continued
EnLink Midstream Partners, LP
$ 440,000 4.850%,  7/15/2026 $ 463,100
Enterprise Products Operating,
LLC
1,100,000 3.300%,  2/15/2053 1,094,049
EQM Midstream Partners, LP
570,000 6.500%,  7/1/2027
f
638,400
EQT Corporation
135,000 3.125%,  5/15/2026
f
138,582
387,000 3.900%,  10/1/2027 415,065
Equinor ASA
625,000 3.000%,  4/6/2027 659,286
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 1,299,922
Genesis Energy, LP
220,000 6.500%,  10/1/2025 217,250
135,000 8.000%,  1/15/2027 139,126
Halliburton Company
925,000 2.920%,  3/1/2030
h
951,572
Harvest Midstream, LP
530,000 7.500%,  9/1/2028
f
567,100
Hess Midstream Operations, LP
350,000 5.625%,  2/15/2026
f
360,500
Hilcorp Energy I, LP
430,000 5.750%,  2/1/2029
f
443,210
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
f
376,200
Laredo Petroleum, Inc.
655,000 7.750%,  7/31/2029
f,h
638,625
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 836,978
Marathon Petroleum Corporation
336,000 6.500%,  3/1/2041 461,960
MPLX, LP
600,000 4.875%,  12/1/2024 651,237
1,310,000 4.875%,  6/1/2025 1,433,480
Murphy Oil Corporation
240,000 5.875%,  12/1/2027 247,793
Nabors Industries, Ltd.
505,000 7.250%,  1/15/2026
f
467,125
National Fuel Gas Company
975,000 5.500%,  1/15/2026 1,089,405
Newfield Exploration Company
570,000 5.625%,  7/1/2024 627,445
560,000 5.375%,  1/1/2026 620,770
NGL Energy Operating, LLC
290,000 7.500%,  2/1/2026
f
299,077
NGL Energy Partners, LP
290,000 7.500%,  11/1/2023 285,650
NuStar Logistics, LP
500,000 5.750%,  10/1/2025 538,060
Oasis Petroleum, Inc.
335,000 6.375%,  6/1/2026
f
350,912
Occidental Petroleum Corporation
710,000 3.400%,  4/15/2026 728,233
130,000 8.500%,  7/15/2027 162,175
815,000 3.500%,  8/15/2029 837,249
280,000 6.450%,  9/15/2036 357,001
472,000 4.400%,  4/15/2046 483,800
Principal
Amount Long-Term Fixed Income (35.3%) Value
Energy (0.9%) - continued
ONEOK, Inc.
$ 860,000 2.200%,  9/15/2025 $ 868,611
Ovintiv, Inc.
140,000 7.375%,  11/1/2031 182,492
220,000 6.625%,  8/15/2037 288,002
PBF Holding Company, LLC
210,000 9.250%,  5/15/2025
f
199,762
Pioneer Natural Resources
Company
500,000 4.450%,  1/15/2026 545,571
Precision Drilling Corporation
335,000 6.875%,  1/15/2029
f
341,439
Sabine Pass Liquefaction, LLC
1,800,000 4.500%,  5/15/2030 2,030,441
Schlumberger Holdings
Corporation
880,000 4.000%,  12/21/2025
f
947,845
SM Energy Company
200,000 6.500%,  7/15/2028
h
207,000
Southwestern Energy Company
265,000 5.375%,  2/1/2029 280,237
191,000 4.750%,  2/1/2032 201,143
Summit Midstream Holdings, LLC
368,000 8.500%,  10/15/2026
f
383,430
Sunoco, LP
385,000 5.875%,  3/15/2028 407,137
Tallgrass Energy Finance
Corporation
640,000 5.500%,  1/15/2028
f
634,400
Targa Resources Partners, LP
210,000 5.375%,  2/1/2027 216,420
300,000 5.000%,  1/15/2028 316,109
130,000 4.875%,  2/1/2031 141,174
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
f
284,200
Transocean Proteus, Ltd.
137,500 6.250%,  12/1/2024
f
135,438
Transocean, Inc.
265,000 11.500%,  1/30/2027
f
259,700
USA Compression Partners, LP
210,000 6.875%,  4/1/2026 218,400
Venture Global Calcasieu Pass,
LLC
389,000 3.875%,  8/15/2029
f
403,588
235,000 4.125%,  8/15/2031
f
249,100
Vine Energy Holdings, LLC
275,000 6.750%,  4/15/2029
f
298,375
W&T Offshore, Inc.
166,000 9.750%,  11/1/2023
f
158,530
Weatherford International, Ltd.
423,000 8.625%,  4/30/2030
f
439,137
Western Midstream Operating, LP
440,000 3.950%,  6/1/2025 461,096
230,000 5.500%,  8/15/2048 274,740
Williams Companies, Inc.
900,000 7.500%,  1/15/2031 1,217,255
Total 48,520,655

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (2.4%)
ACE INA Holdings, Inc.
$ 737,000 4.350%,  11/3/2045 $ 911,351
AerCap Ireland Capital DAC
1,210,000 3.500%,  1/15/2025 1,263,089
950,000 3.875%,  1/23/2028
h
1,007,332
475,000 3.400%,  10/29/2033 483,604
Air Lease Corporation
1,350,000 3.000%,  2/1/2030 1,347,433
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
f
621,277
1,000,000 2.850%,  1/26/2028
f
1,005,788
Alliant Holdings Intermediate, LLC
211,000 6.750%,  10/15/2027
f
218,913
Ally Financial, Inc.
1,430,000 5.750%,  11/20/2025 1,612,796
900,000 8.000%,  11/1/2031 1,274,012
Altice Financing SA
190,000 5.750%,  8/15/2029
f
188,100
American Finance Trust, Inc.
318,000 4.500%,  9/30/2028
f
320,340
American Homes 4 Rent, LP
880,000 2.375%,  7/15/2031 862,431
American International Group, Inc.
705,000 3.750%,  7/10/2025 754,364
810,000 3.900%,  4/1/2026 877,882
AmWINS Group, Inc.
255,000 4.875%,  6/30/2029
f
257,550
Ares Capital Corporation
975,000 3.875%,  1/15/2026 1,027,547
450,000 2.150%,  7/15/2026 443,861
Australia and New Zealand
Banking Group, Ltd.
500,000 2.950%,  7/22/2030
b,f
512,430
Aviation Capital Group, LLC
880,000 5.500%,  12/15/2024
f
962,797
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
f
750,955
250,000 4.250%,  4/15/2026
f
264,924
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
f
736,601
Banco Santander SA
1,200,000 1.722%,  9/14/2027
b
1,178,163
Bank of America Corporation
1,000,000 4.200%,  8/26/2024 1,071,859
830,000 4.000%,  1/22/2025 886,430
1,450,000 3.458%,  3/15/2025
b
1,516,427
500,000 1.734%,  7/22/2027
b
496,359
1,210,000 3.824%,  1/20/2028
b
1,310,280
450,000 2.087%,  6/14/2029
b
446,837
1,200,000 2.496%,  2/13/2031
b
1,203,058
700,000 2.592%,  4/29/2031
b
707,122
1,250,000 1.922%,  10/24/2031
b
1,196,821
1,200,000 4.244%,  4/24/2038
b
1,408,005
Barclays plc
1,185,000 4.972%,  5/16/2029
b
1,351,635
1,250,000 3.564%,  9/23/2035
b
1,280,167
BPCE SA
860,000 3.500%,  10/23/2027
f
905,707
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 631,121
Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (2.4%) - continued
Camden Property Trust
$ 1,500,000 3.150%,  7/1/2029 $ 1,595,231
CANPACK SA
540,000 3.125%,  11/1/2025
f
540,000
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 1,089,261
Cascades USA, Inc.
290,000 5.125%,  1/15/2026
f
301,600
Chobani, LLC
670,000 4.625%,  11/15/2028
f
688,395
CIT Group, Inc.
880,000 5.250%,  3/7/2025 969,434
660,000 6.125%,  3/9/2028 796,950
Citigroup, Inc.
721,000 0.981%,  5/1/2025
b
715,314
1,240,000 4.400%,  6/10/2025 1,350,394
528,000 1.281%,  11/3/2025
b
526,580
620,000 3.200%,  10/21/2026 657,007
1,404,000 3.668%,  7/24/2028
b
1,514,272
415,000 4.125%,  7/25/2028 455,424
700,000 3.520%,  10/27/2028
b
750,877
828,000 4.650%,  7/23/2048 1,063,187
CNA Financial Corporation
450,000 3.900%,  5/1/2029 498,048
Coinbase Global, Inc.
211,000 3.625%,  10/1/2031
f
194,120
Commerzbank AG
1,100,000 8.125%,  9/19/2023
f
1,212,038
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
f
461,250
Credit Agricole SA
550,000 6.875%,  9/23/2024
b,f,j
600,188
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,f,j
851,632
1,375,000 2.193%,  6/5/2026
b,f
1,382,685
Danske Bank AS
400,000 0.976%,  9/10/2025
b,f
393,836
900,000 3.244%,  12/20/2025
b,f
935,079
Deutsche Bank AG
580,000 2.311%,  11/16/2027
b
579,742
950,000 3.729%,  1/14/2032
b
971,204
Discover Bank
1,410,000 4.682%,  8/9/2028
b
1,473,628
Diversified Healthcare Trust
167,000 4.375%,  3/1/2031 160,389
Drawbridge Special Opportunities
Fund, LP
600,000 3.875%,  2/15/2026
f
611,141
Duke Realty, LP
700,000 2.875%,  11/15/2029 727,293
EPR Properties
355,000 4.950%,  4/15/2028 383,058
541,000 3.600%,  11/15/2031 535,234
ERP Operating, LP
267,000 3.375%,  6/1/2025 282,701
Fidelity National Financial, Inc.
980,000 5.500%,  9/1/2022 1,011,066
First Horizon Bank
225,000 5.750%,  5/1/2030 269,121

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (2.4%) - continued
First Horizon National Corporation
$ 900,000 4.000%,  5/26/2025 $ 962,164
Fortress Transportation and
Infrastructure Investors, LLC
290,000 6.500%,  10/1/2025
f
299,788
190,000 5.500%,  5/1/2028
f
193,629
FS KKR Capital Corporation
601,000 1.650%,  10/12/2024 589,606
450,000 4.250%,  2/14/2025
f
470,965
1,137,000 3.400%,  1/15/2026 1,154,612
GE Capital International Funding
Company
1,224,000 4.418%,  11/15/2035 1,460,673
Global Net Lease, Inc.
575,000 3.750%,  12/15/2027
f
561,555
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 1,049,057
1,681,000 0.925%,  10/21/2024
b
1,673,769
684,000 1.948%,  10/21/2027
b
680,991
230,000 1.992%,  1/27/2032
b
220,519
460,000 4.750%,  10/21/2045 592,058
HCP, Inc.
173,000 3.400%,  2/1/2025 181,505
HSBC Holdings plc
1,502,000 1.162%,  11/22/2024
b
1,497,543
1,525,000 3.803%,  3/11/2025
b
1,600,293
1,040,000 3.900%,  5/25/2026 1,121,600
HUB International, Ltd.
260,000 5.625%,  12/1/2029
f
267,857
Icahn Enterprises, LP
390,000 6.375%,  12/15/2025 396,825
465,000 5.250%,  5/15/2027 478,220
iStar, Inc.
505,000 4.250%,  8/1/2025 516,363
J.P. Morgan Chase & Company
565,000 3.125%,  1/23/2025 593,265
450,000 0.824%,  6/1/2025
b
444,746
774,000 1.561%,  12/10/2025
b
774,826
725,000 1.040%,  2/4/2027
b
701,692
714,000 1.578%,  4/22/2027
b
705,585
1,350,000 4.203%,  7/23/2029
b
1,510,153
700,000 2.522%,  4/22/2031
b
707,513
975,000 1.953%,  2/4/2032
b
939,084
1,475,000 3.882%,  7/24/2038
b
1,674,126
952,000 3.157%,  4/22/2042
b
993,774
Jefferies Finance, LLC
455,000 5.000%,  8/15/2028
f
466,375
Kimco Realty Corporation
1,072,000 3.300%,  2/1/2025 1,126,707
Lloyds Banking Group plc
1,500,000 3.870%,  7/9/2025
b
1,584,567
LPL Holdings, Inc.
340,000 4.000%,  3/15/2029
f
348,075
Macquarie Group, Ltd.
961,000 1.201%,  10/14/2025
b,f
952,557
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
*
984,826
MGM Growth Properties Operating
Partnership, LP
1,021,000 4.625%,  6/15/2025
f
1,088,478
500,000 5.750%,  2/1/2027 565,000
Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (2.4%) - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 730,000 0.962%,  10/11/2025
b
$ 719,845
1,420,000 3.287%,  7/25/2027 1,516,494
1,350,000 2.048%,  7/17/2030 1,311,185
Morgan Stanley
475,000 2.188%,  4/28/2026
b
484,318
1,350,000 4.350%,  9/8/2026 1,492,206
1,704,000 3.591%,  7/22/2028
b
1,837,069
1,250,000 3.622%,  4/1/2031
b
1,362,116
700,000 2.802%,  1/25/2052
b
686,840
MPT Operating Partnership, LP
385,000 4.625%,  8/1/2029 406,175
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 584,626
Nationwide Building Society
650,000 3.622%,  4/26/2023
b,f
655,287
NatWest Group plc
875,000 6.000%,  12/29/2025
b,j
957,530
850,000 4.445%,  5/8/2030
b
954,693
750,000 3.032%,  11/28/2035
b
740,017
Navient Corporation
270,000 5.500%,  1/25/2023 281,205
130,000 5.000%,  3/15/2027 132,582
NFP Corporation
180,000 6.875%,  8/15/2028
f
180,464
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 803,349
725,000 3.375%,  2/1/2031 730,254
OneMain Finance Corporation
470,000 6.875%,  3/15/2025 522,875
200,000 3.500%,  1/15/2027 197,750
410,000 6.625%,  1/15/2028 459,200
Owl Rock Capital Corporation
225,000 4.250%,  1/15/2026 236,603
1,250,000 3.400%,  7/15/2026 1,270,080
Owl Rock Technology Finance
Corporation
225,000 4.750%,  12/15/2025
f
239,510
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
f
722,400
Park Intermediate Holdings, LLC
145,000 4.875%,  5/15/2029
f
148,263
PennyMac Financial Services, Inc.
360,000 4.250%,  2/15/2029
f
346,104
Playtika Holding Corporation
275,000 4.250%,  3/15/2029
f
269,500
Principal Life Global Funding II
720,000 1.250%,  8/16/2026
f
702,659
Prudential Financial, Inc.
625,000 3.700%,  3/13/2051 711,180
Radian Group, Inc.
270,000 4.875%,  3/15/2027 289,727
Realty Income Corporation
995,000 4.125%,  10/15/2026 1,098,054
1,000,000 2.850%,  12/15/2032 1,037,697
Regency Centers, LP
1,180,000 4.125%,  3/15/2028 1,316,548
Reinsurance Group of America,
Inc.
965,000 4.700%,  9/15/2023 1,021,600

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (2.4%) - continued
Rocket Mortgage Co-Issuer, Inc.
$ 340,000 3.625%,  3/1/2029
f
$ 341,275
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
881,161
Service Properties Trust
170,000 4.750%,  10/1/2026 165,326
93,000 4.950%,  2/15/2027 90,210
290,000 5.500%,  12/15/2027 297,621
Simon Property Group, LP
1,100,000 3.800%,  7/15/2050 1,233,495
Societe Generale SA
840,000 4.750%,  11/24/2025
f
912,450
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 1,070,632
Standard Chartered plc
1,609,000 1.822%,  11/23/2025
b,f
1,607,019
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 879,685
700,000 1.710%,  1/12/2031 659,210
Sumitomo Mitsui Trust Bank, Ltd.
880,000 0.800%,  9/16/2024
f
865,325
Synchrony Financial
330,000 4.250%,  8/15/2024 349,513
825,000 3.950%,  12/1/2027 885,901
Truist Financial Corporation
450,000 1.887%,  6/7/2029
b
443,114
UBS Group Funding Jersey, Ltd.
768,000 4.125%,  9/24/2025
f
829,172
UDR, Inc.
675,000 2.100%,  8/1/2032 641,612
United Wholesale Mortgage, LLC
405,000 5.500%,  4/15/2029
f
397,406
VICI Properties, LP
250,000 4.250%,  12/1/2026
f
260,368
140,000 3.750%,  2/15/2027
f
144,598
250,000 4.625%,  12/1/2029
f
266,056
Wells Fargo & Company
1,040,000 3.000%,  2/19/2025 1,085,764
500,000 3.000%,  4/22/2026 525,206
1,140,000 3.000%,  10/23/2026 1,197,675
1,200,000 2.393%,  6/2/2028
b
1,219,595
930,000 4.900%,  11/17/2045 1,169,514
Welltower, Inc.
675,000 2.050%,  1/15/2029 664,319
Total 137,482,915
Mortgage-Backed Securities (9.9%)
Federal National Mortgage
Association
24,962,617 2.500%,  12/1/2051 25,639,168
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
34,950,000 1.500%,  1/1/2037
e
35,043,527
100,175,000 2.000%,  1/1/2037
e
102,571,789
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
156,300,000 2.000%,  1/1/2052
e,k
155,818,422
102,400,000 2.500%,  1/1/2052
e,k
104,472,494
Principal
Amount Long-Term Fixed Income (35.3%) Value
Mortgage-Backed Securities (9.9%) - continued
$ 61,100,000 3.000%,  1/1/2048
e
$ 63,297,356
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
74,100,000 2.500%,  1/1/2052
e
75,882,949
Total 562,725,705
Technology (0.6%)
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 1,026,925
Apple, Inc.
1,975,000 3.750%,  9/12/2047 2,309,039
Black Knight InfoServ, LLC
478,000 3.625%,  9/1/2028
f
477,374
Broadcom Corporation
403,000 3.875%,  1/15/2027 436,969
Broadcom, Inc.
460,000 5.000%,  4/15/2030 535,543
448,000 3.469%,  4/15/2034
f
468,908
1,100,000 3.187%,  11/15/2036
f
1,098,084
CommScope Technologies
Finance, LLC
380,000 6.000%,  6/15/2025
f
380,000
CommScope, Inc.
310,000 7.125%,  7/1/2028
f
304,575
Dell International, LLC
1,770,000 6.020%,  6/15/2026 2,045,857
112,000 8.350%,  7/15/2046 186,201
Fiserv, Inc.
1,325,000 2.250%,  6/1/2027 1,348,045
960,000 2.650%,  6/1/2030 974,108
Gartner, Inc.
200,000 3.625%,  6/15/2029
f
202,210
480,000 3.750%,  10/1/2030
f
490,752
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
f
256,875
540,000 4.875%,  9/15/2029
f
558,889
300,000 5.250%,  7/15/2030
f
316,146
440,000 4.500%,  2/15/2031
f
444,704
Lam Research Corporation
1,200,000 2.875%,  6/15/2050 1,195,677
Microchip Technology, Inc.
450,000 0.983%,  9/1/2024
f
441,732
Micron Technology, Inc.
900,000 4.663%,  2/15/2030 1,037,232
Microsoft Corporation
1,320,000 3.041%,  3/17/2062 1,412,067
1,700,000 3.700%,  8/8/2046 2,027,619
MSCI, Inc.
375,000 4.000%,  11/15/2029
f
391,875
NCR Corporation
820,000 6.125%,  9/1/2029
f
876,287
NVIDIA Corporation
1,100,000 3.500%,  4/1/2040 1,236,188
NXP Funding, LLC
475,000 5.550%,  12/1/2028
f
568,873
476,000 4.300%,  6/18/2029
f
533,278
475,000 3.250%,  5/11/2041
f
490,943
Open Text Corporation
545,000 4.125%,  2/15/2030
f
561,350

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Technology (0.6%) - continued
Oracle Corporation
$ 1,400,000 3.850%,  7/15/2036 $ 1,478,876
1,200,000 3.600%,  4/1/2040 1,203,426
1,100,000 4.000%,  7/15/2046 1,141,714
PTC, Inc.
220,000 3.625%,  2/15/2025
f
223,025
210,000 4.000%,  2/15/2028
f
213,675
Qorvo, Inc.
790,000 3.375%,  4/1/2031
f
804,173
Rackspace Technology Global,
Inc.
430,000 5.375%,  12/1/2028
f,h
419,250
Seagate HDD Cayman
656,000 3.125%,  7/15/2029 640,581
540,000 3.375%,  7/15/2031 525,485
Sensata Technologies, Inc.
640,000 3.750%,  2/15/2031
f
637,728
Shift4 Payments, LLC
150,000 4.625%,  11/1/2026
f
155,402
SS&C Technologies, Inc.
880,000 5.500%,  9/30/2027
f
919,600
Switch, Ltd.
440,000 3.750%,  9/15/2028
f
443,300
Texas Instruments, Inc.
1,380,000 4.150%,  5/15/2048 1,721,553
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
f
318,984
VMware, Inc.
550,000 4.650%,  5/15/2027 618,543
Total 36,099,640
Transportation (0.2%)
Air Canada
95,000 3.875%,  8/15/2026
f
96,900
Air Canada Pass Through Trust
169,658 3.875%,  3/15/2023
f
170,527
American Airlines, Inc.
427,000 11.750%,  7/15/2025
f
526,811
944,000 5.500%,  4/20/2026
f
981,642
100,000 5.750%,  4/20/2029
f
106,872
Avis Budget Car Rental, LLC
360,000 5.375%,  3/1/2029
f,h
379,735
Burlington Northern Santa Fe, LLC
850,000 5.750%,  5/1/2040 1,179,854
900,000 4.450%,  3/15/2043 1,106,218
Canadian Pacific Railway
Company
743,000 3.100%,  12/2/2051 764,042
495,000 3.000%,  12/2/2041 506,172
CSX Corporation
720,000 3.800%,  4/15/2050 819,400
Delta Air Lines, Inc.
468,000 7.000%,  5/1/2025
f
535,116
1,451,000 4.750%,  10/20/2028
f
1,584,465
Hertz Corporation
260,000 4.625%,  12/1/2026
f
261,625
313,000 5.000%,  12/1/2029
f
313,268
Southwest Airlines Company
875,000 5.125%,  6/15/2027 1,000,320
952,000 2.625%,  2/10/2030 950,590
Principal
Amount Long-Term Fixed Income (35.3%) Value
Transportation (0.2%) - continued
United Airlines, Inc.
$ 435,000 4.375%,  4/15/2026
f
$ 453,590
435,000 4.625%,  4/15/2029
f
448,594
Total 12,185,741
U.S. Government & Agencies (12.4%)
U.S. Treasury Bonds
20,680,000 1.625%,  11/15/2050 19,267,136
16,975,000 2.250%,  11/15/2027 17,821,761
31,750,000 2.875%,  5/15/2028 34,591,377
14,120,000 5.250%,  11/15/2028 17,668,201
38,050,000 1.625%,  8/15/2029 38,601,428
11,850,000 1.500%,  2/15/2030 11,911,101
6,250,000 0.875%,  11/15/2030 5,942,139
850,000 1.125%,  2/15/2031 824,932
1,075,000 4.375%,  5/15/2040 1,504,706
41,740,000 1.375%,  11/15/2040 38,038,836
600,000 3.000%,  5/15/2042 710,484
27,658,000 2.500%,  5/15/2046 30,567,492
35,275,000 2.875%,  5/15/2049 42,492,596
U.S. Treasury Notes
60,650,000 0.125%,  10/31/2022 60,548,127
53,005,000 2.000%,  11/30/2022 53,773,158
6,540,000 2.500%,  3/31/2023 6,701,201
5,990,000 0.125%,  4/30/2023 5,957,944
91,985,000 0.125%,  7/31/2023 91,262,774
22,230,000 0.125%,  8/31/2023 22,034,619
23,100,000 0.125%,  10/15/2023 22,869,000
65,780,000 2.500%,  1/31/2024 68,133,691
12,780,000 2.125%,  7/31/2024 13,185,865
15,100,000 2.250%,  11/15/2024 15,654,453
8,000,000 2.125%,  11/30/2024 8,266,875
3,700,000 1.375%,  1/31/2025 3,742,203
6,000,000 0.250%,  8/31/2025 5,812,266
33,790,000 2.625%,  1/31/2026 35,728,965
1,050,000 0.500%,  2/28/2026 1,020,182
22,580,000 2.500%,  2/28/2026 23,768,096
2,350,000 0.500%,  4/30/2027 2,254,164
4,300,000 0.750%,  1/31/2028 4,140,766
Total 704,796,538
Utilities (0.7%)
Ameren Illinois Company
720,000 4.500%,  3/15/2049 915,838
American Electric Power
Company, Inc.
619,000 3.875%,  2/15/2062
b
628,399
American Water Capital
Corporation
1,150,000 2.800%,  5/1/2030 1,191,805
Appalachian Power Company
560,000 3.300%,  6/1/2027 597,366
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 1,089,816
Calpine Corporation
635,000 4.500%,  2/15/2028
f
658,812
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 710,346
CenterPoint Energy, Inc.
500,000 2.500%,  9/1/2024 513,832

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Utilities (0.7%) - continued
$ 750,000 4.250%,  11/1/2028 $ 833,276
CMS Energy Corporation
440,000 2.950%,  2/15/2027 456,542
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 892,317
Consolidated Edison Company of
New York, Inc.
900,000 4.125%,  5/15/2049 1,030,220
Consolidated Edison, Inc.
384,000 4.500%,  12/1/2045 453,312
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 1,284,475
Dominion Energy South Carolina,
Inc.
760,000 5.100%,  6/1/2065 1,086,570
DTE Electric Company
760,000 3.700%,  3/15/2045 840,802
640,000 3.700%,  6/1/2046 720,919
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 1,067,497
Duke Energy Corporation
520,000 3.750%,  9/1/2046 554,786
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 824,543
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 1,208,896
Edison International
950,000 5.750%,  6/15/2027 1,083,148
Exelon Corporation
575,000 4.700%,  4/15/2050 721,820
642,000 4.450%,  4/15/2046 766,832
FirstEnergy Corporation
350,000 3.350%,  7/15/2022 351,085
ITC Holdings Corporation
284,000 4.050%,  7/1/2023 294,084
560,000 5.300%,  7/1/2043 731,918
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
f
380,026
Mississippi Power Company
800,000 3.950%,  3/30/2028 876,168
National Rural Utilities Cooperative
Finance Corporation
1,000,000 3.700%,  3/15/2029 1,100,361
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
f
635,400
NiSource Finance Corporation
675,000 5.650%,  2/1/2045 911,501
NiSource, Inc.
875,000 3.600%,  5/1/2030 943,095
NRG Energy, Inc.
635,000 3.375%,  2/15/2029
f
622,237
195,000 5.250%,  6/15/2029
f
208,920
Pacific Gas and Electric Company
920,000 4.950%,  7/1/2050 1,001,932
800,000 3.300%,  12/1/2027 813,127
900,000 4.550%,  7/1/2030 973,077
PG&E Corporation
379,000 5.000%,  7/1/2028 398,640
Principal
Amount Long-Term Fixed Income (35.3%) Value
Utilities (0.7%) - continued
PPL Electric Utilities Corporation
$ 440,000 3.950%,  6/1/2047 $ 513,891
Public Service Electric & Gas
Company
410,000 3.000%,  5/15/2027 433,573
San Diego Gas and Electric
Company
900,000 4.150%,  5/15/2048 1,070,488
Southern California Edison
Company
1,135,000 4.000%,  4/1/2047 1,251,467
Southern Company
665,000 3.250%,  7/1/2026 703,492
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 696,644
Southwestern Electric Power
Company
460,000 3.900%,  4/1/2045 495,419
Suburban Propane Partners, LP
560,000 5.875%,  3/1/2027 578,200
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
f
550,784
Virginia Electric and Power
Company
750,000 4.600%,  12/1/2048 956,772
Vistra Operations Company, LLC
560,000 5.000%,  7/31/2027
f
581,179
Total 38,205,649
Total Long-Term Fixed Income
(cost $1,973,584,537) 2,012,797,541
Shares
Registered Investment
Companies ( 34.6% ) Value
Unaffiliated  (0.8%)
614 Direxion Daily S&P 500 88,054
63,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
h
8,348,760
3,038 ProShares Ultra S&P 500
h
444,672
254,100 SPDR Blackstone Senior Loan ETF 11,594,583
11,562 SPDR Bloomberg High Yield Bond
ETF
h
1,255,286
21,883 SPDR Bloomberg Short Term High
Yield Bond ETF 594,124
43,823 SPDR S&P 500 ETF Trust 20,814,172
26,175 SPDR S&P Biotech ETF 2,930,553
9,308 SPDR S&P Oil & Gas Exploration
ETF 892,358
37,000 Vanguard Short-Term Corporate
Bond ETF
h
3,006,620
Total 49,969,182
Affiliated  (33.8%)
19,351,612 Thrivent Core Emerging Markets
Debt Fund 185,775,472
3,957,482 Thrivent Core Emerging Markets
Equity Fund 42,186,757
3,157,809 Thrivent Core International Equity
Fund 34,420,118
7,579,795 Thrivent Core Low Volatility Equity
Fund 101,341,855

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (34.6%) Value
Affiliated  (33.8%)- continued
3,624,533 Thrivent Global Stock Portfolio $ 59,415,155
29,511,888 Thrivent High Yield Portfolio 137,336,524
39,111,905 Thrivent Income Portfolio 421,004,455
18,258,642 Thrivent International Allocation
Portfolio 208,537,423
1,593,778 Thrivent International Index
Portfolio 22,175,671
11,329,957 Thrivent Large Cap Value Portfolio 273,627,524
22,781,155 Thrivent Limited Maturity Bond
Portfolio 227,267,083
4,771,301 Thrivent Mid Cap Stock Portfolio 131,327,201
3,119,242 Thrivent Small Cap Stock Portfolio 78,415,863
Total 1,922,831,101
Total Registered Investment
Companies (cost $1,606,360,792) 1,972,800,283
Shares Common Stock ( 20.7% ) Value
Communications Services (1.8%)
12,033 Alphabet, Inc., Class A
l
34,860,082
2,449 Alphabet, Inc., Class C
l
7,086,402
54,072 Altice USA, Inc.
l
874,885
5,542 AMC Networks, Inc.
h,l
190,867
253,449 AT&T, Inc. 6,234,845
3,224 Cars.com, Inc.
l
51,874
156,007 Comcast Corporation 7,851,832
46,344 Discovery, Inc., Class A
h,l
1,090,938
2,966 Discovery, Inc., Class C
l
67,921
2,153 DISH Network Corporation
l
69,843
976 E.W. Scripps Company
l
18,886
12,968 Electronic Arts, Inc. 1,710,479
8,733 Fox Corporation, Class A 322,248
2,516 Gray Television, Inc. 50,723
1,248 Hemisphere Media Group, Inc.
l
9,073
722 Liberty Global plc, Class A
l
20,028
2,646 Lions Gate Entertainment
Corporation, Class B
l
40,722
40,458 Live Nation Entertainment, Inc.
l
4,842,418
15,076 Lumen Technologies, Inc. 189,204
22,159 Match Group, Inc.
l
2,930,528
1,312 MediaAlpha, Inc.
l
20,257
56,521 Meta Platforms, Inc.
l
19,010,838
2,777 Nexstar Broadcasting Group, Inc. 419,271
8,150 Omnicom Group, Inc. 597,151
18,653 QuinStreet, Inc.
l
339,298
6,718 RingCentral, Inc.
l
1,258,617
7,986 Telephone & Data Systems, Inc. 160,918
123,328 Twitter, Inc.
l
5,330,236
465 United States Cellular Corporation
l
14,657
18,685 Upwork, Inc.
l
638,280
114,628 Verizon Communications, Inc. 5,956,071
1,005 ViacomCBS, Inc. 30,331
795 Walt Disney Company
l
123,138
6,476 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,l
123,044
15,445 Zillow Group, Inc.
l
960,988
20,452 ZoomInfo Technologies, Inc.
l
1,313,018
Total 104,809,911
Consumer Discretionary (2.5%)
681 Adient plc
l
32,606
8,701 Amazon.com, Inc.
l
29,012,092
Shares Common Stock (20.7%) Value
Consumer Discretionary (2.5%) - continued
6,805 American Axle & Manufacturing
Holdings, Inc.
l
$ 63,491
51,417 Aptiv plc
l
8,481,234
1,342 AutoZone, Inc.
l
2,813,355
15,007 Bally's Corporation
l
571,166
1,919 BJ's Restaurants, Inc.
l
66,301
429 Booking Holdings, Inc.
l
1,029,270
658 Bright Horizons Family Solutions,
Inc.
l
82,829
6,309 Brinker International, Inc.
l
230,846
1,066 Brunswick Corporation 107,378
6,094 Burlington Stores, Inc.
l
1,776,462
15,014 Caesars Entertainment, Inc.
l
1,404,259
10,833 Carvana Company
l
2,510,981
6,248 Cedar Fair, LP
l
312,775
1,191 Cheesecake Factory, Inc.
l
46,628
9,622 Chegg, Inc.
l
295,395
14,929 Chewy, Inc.
h,l
880,363
10,506 Chico's FAS, Inc.
l
56,522
3,892 Chipotle Mexican Grill, Inc.
l
6,804,189
6,856 Choice Hotels International, Inc. 1,069,467
230 Churchill Downs, Inc. 55,407
3,427 Cimpress plc
l
245,407
11,628 Clarus Corporation 322,328
35,966 Cooper-Standard Holdings, Inc.
l
805,998
1,270 Cracker Barrel Old Country Store,
Inc. 163,373
5,366 Culp, Inc. 51,031
18,548 D.R. Horton, Inc. 2,011,531
2,802 Dana, Inc. 63,942
11,131 Darden Restaurants, Inc. 1,676,774
975 Deckers Outdoor Corporation
l
357,152
2,232 Denny's Corporation
l
35,712
1,358 Dick's Sporting Goods, Inc.
h
156,156
1,253 Dorman Products, Inc.
l
141,602
44,524 Duluth Holdings, Inc.
l
675,874
11,736 Emerald Holding, Inc.
l
46,592
101,131 Everi Holdings, Inc.
l
2,159,147
528 Expedia Group, Inc.
l
95,420
18,912 Farfetch, Ltd.
l
632,228
12,680 Five Below, Inc.
l
2,623,365
4,917 Foot Locker, Inc. 214,529
26,101 Gap, Inc. 460,683
2,356 Garmin, Ltd. 320,817
24,843 Gentex Corporation 865,779
864 G-III Apparel Group, Ltd.
l
23,881
15,716 Goodyear Tire & Rubber Company
l
335,065
67 Graham Holdings Company 42,199
1,967 Grand Canyon Education, Inc.
l
168,592
489 Group 1 Automotive, Inc. 95,463
4,739 Groupon, Inc.
l
109,755
11,163 Hanesbrands, Inc. 186,645
10,697 Harley-Davidson, Inc. 403,170
11,650 Home Depot, Inc. 4,834,867
2,492 KB Home 111,467
22,606 Kohl's Corporation 1,116,510
7,060 Lear Corporation 1,291,627
18,268 Leggett & Platt, Inc. 751,911
5,523 Lithia Motors, Inc. 1,640,055
26,008 Lowe's Companies, Inc. 6,722,548
420 Lululemon Athletica, Inc.
l
164,409
1,765 M.D.C. Holdings, Inc. 98,540
991 Macy's, Inc. 25,944
22,168 Magnite, Inc.
l
387,940

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Consumer Discretionary (2.5%) - continued
43 Marriott Vacations Worldwide
Corporation $ 7,266
8,382 McDonald's Corporation 2,246,963
6,038 Miller Industries, Inc. 201,669
5,665 Mohawk Industries, Inc.
l
1,032,050
332 Murphy USA, Inc. 66,148
4,413 NIKE, Inc. 735,515
12,825 Nordstrom, Inc.
h,l
290,102
11,570 Norwegian Cruise Line Holdings,
Ltd.
l
239,962
429 NVR, Inc.
l
2,534,905
7,713 Papa John's International, Inc. 1,029,454
42,667 Penn National Gaming, Inc.
l
2,212,284
2,987 Perdoceo Education Corporation
l
35,127
22,010 Planet Fitness, Inc.
l
1,993,666
309 Pool Corporation 174,894
687 Poshmark, Inc.
l
11,700
861 Purple Innovation, Inc.
l
11,425
4,527 PVH Corporation 482,805
31,125 Qurate Retail, Inc. 236,550
132 RH
l
70,744
24,198 Ross Stores, Inc. 2,765,347
3,691 Ruth's Hospitality Group, Inc.
l
73,451
16,264 Skyline Champion Corporation
l
1,284,531
3,520 Sleep Number Corporation
l
269,632
27,932 Sony Group Corporation ADR 3,530,605
8,083 Stoneridge, Inc.
l
159,558
1,114 Strategic Education, Inc. 64,434
11,978 Tapestry, Inc. 486,307
7,336 Target Corporation 1,697,844
26,719 Taylor Morrison Home Corporation
l
934,096
13,777 Tenneco, Inc.
l
155,680
15,392 Tesla, Inc.
l
16,265,958
1,319 Thor Industries, Inc. 136,873
55,101 ThredUp, Inc.
l
703,089
11,231 Toll Brothers, Inc. 813,012
1,151 TopBuild Corporation
l
317,572
17,209 Tri Pointe Homes, Inc.
l
479,959
10,031 TripAdvisor, Inc.
l
273,445
10,212 Tupperware Brands Corporation
l
156,142
3,464 Ulta Beauty, Inc.
l
1,428,346
1,926 Urban Outfitters, Inc.
l
56,547
1,097 Vail Resorts, Inc. 359,706
6,544 Weight Watchers International,
Inc.
l
105,555
272 Williams-Sonoma, Inc. 46,003
4,598 Wingstop, Inc. 794,534
2,919 Wolverine World Wide, Inc. 84,096
2,301 Workhorse Group, Inc.
l
10,032
21,538 Wyndham Hotels & Resorts, Inc. 1,930,882
3,573 Xometry, Inc.
h,l
183,116
4,415 Yum! Brands, Inc. 613,067
5,801 Zumiez, Inc.
l
278,390
Total 140,410,082
Consumer Staples (0.8%)
13,388 Beyond Meat, Inc.
h,l
872,362
40,698 BJ's Wholesale Club Holdings,
Inc.
l
2,725,545
643 Boston Beer Company, Inc.
l
324,779
828 Casey's General Stores, Inc. 163,406
14,086 Colgate-Palmolive Company 1,202,099
7,034 Costco Wholesale Corporation 3,993,202
15,067 Coty, Inc.
l
158,203
9,555 Darling Ingredients, Inc.
l
662,066
Shares Common Stock (20.7%) Value
Consumer Staples (0.8%) - continued
37,108 e.l.f. Beauty, Inc.
l
$ 1,232,357
2,602 Hain Celestial Group, Inc.
l
110,871
1,373 Hershey Company 265,634
1,998 Ingredion, Inc. 193,087
1,998 John B. Sanfilippo & Son, Inc. 180,140
7,885 Kimberly-Clark Corporation 1,126,924
49,220 Lamb Weston Holdings, Inc. 3,119,564
102 Medifast, Inc. 21,362
4,453 Molson Coors Beverage Company 206,397
19,517 Monster Beverage Corporation
l
1,874,413
706 PepsiCo, Inc. 122,639
3,356 Performance Food Group
Company
l
154,007
77,740 Philip Morris International, Inc. 7,385,300
24,224 Primo Water Corporation 427,069
13,116 Procter & Gamble Company 2,145,515
503 Seneca Foods Corporation
l
24,119
12,637 Sprouts Farmers Markets, Inc.
l
375,066
23,049 Sysco Corporation 1,810,499
30,501 Turning Point Brands, Inc. 1,152,328
2,972 US Foods Holding Corporation
l
103,515
78,818 Walmart, Inc. 11,404,176
Total 43,536,644
Energy (0.5%)
23,723 Antero Midstream Corporation 229,639
33,062 Antero Resources Corporation
l
578,585
98,574 APA Corporation 2,650,655
10,635 Archrock, Inc. 79,550
64,749 BP plc ADR 1,724,266
333 Callon Petroleum Company
l
15,734
14,186 Centennial Resource
Development, Inc.
l
84,832
6,058 ChampionX Corporation
l
122,432
5,379 Chevron Corporation 631,226
13,573 Comstock Resources, Inc.
l
109,806
38,872 ConocoPhillips 2,805,781
7,555 Continental Resources, Inc. 338,162
4,802 Core Laboratories NV 107,133
70,271 Devon Energy Corporation 3,095,438
8,563 Diamondback Energy, Inc. 923,520
815 DT Midstream, Inc. 39,104
15,623 EnLink Midstream, LLC 107,642
99,715 Enterprise Products Partners, LP 2,189,741
14,509 EOG Resources, Inc. 1,288,834
477 EQT Corporation
l
10,403
3,448 Equitrans Midstream Corporation 35,652
2,589 Exterran Corporation
l
7,715
5,378 Exxon Mobil Corporation 329,080
54,430 Halliburton Company 1,244,814
5,489 Helix Energy Solutions Group, Inc.
l
17,126
13,381 Helmerich & Payne, Inc. 317,130
8,092 HollyFrontier Corporation 265,256
80,498 Marathon Oil Corporation 1,321,777
22,900 Marathon Petroleum Corporation 1,465,371
157 Matador Resources Company 5,796
20,836 Nine Energy Service, Inc.
h,l
20,836
1,263 Northern Oil and Gas, Inc. 25,993
23,163 NOV, Inc. 313,859
3,459 Oceaneering International, Inc.
l
39,121
1,336 Par Pacific Holdings, Inc.
l
22,031
6,646 Peabody Energy Corporation
l
66,925
13,401 Pioneer Natural Resources
Company 2,437,374
15,404 ProPetro Holding Corporation
l
124,772

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Energy (0.5%) - continued
342 Ranger Oil Corporation, Class A
l
$ 9,207
188 RPC, Inc.
l
853
16,158 SM Energy Company 476,338
50,862 Southwestern Energy Company
l
237,017
19,433 Talos Energy, Inc.
l
190,443
3,038 Targa Resources Corporation 158,705
109,209 TechnipFMC plc
l
646,517
32,350 Transocean, Ltd.
h,l
89,286
945 Valero Energy Corporation 70,979
461 Vantage Drilling International
l
2,651
2,575 World Fuel Services Corporation 68,160
Total 27,143,267
Financials (2.7%)
21,377 Air Lease Corporation 945,505
1,324 Alleghany Corporation
l
883,889
3,013 Ally Financial, Inc. 143,449
8,656 American Equity Investment Life
Holding Company 336,892
28,907 American Express Company 4,729,185
5,356 American Financial Group, Inc. 735,486
9,809 Ameris Bancorp 487,311
20,022 Annaly Capital Management, Inc. 156,572
10,770 Apollo Commercial Real Estate
Finance, Inc. 141,733
12,126 Arch Capital Group, Ltd.
l
539,001
7,708 Arthur J. Gallagher & Company 1,307,816
833 Artisan Partners Asset
Management, Inc. 39,684
8,974 Assured Guaranty, Ltd. 450,495
134,516 Bank of America Corporation 5,984,617
785 Bank of Marin Bancorp 29,226
6,552 Bank of N.T. Butterfield & Son, Ltd. 249,697
5,326 BankFinancial Corporation 56,828
12,394 BankUnited, Inc. 524,390
7,190 Banner Corporation 436,217
9,191 Berkshire Hathaway, Inc.
l
2,748,109
4,204 BlackRock, Inc. 3,849,014
2,342 Blackstone Mortgage Trust, Inc. 71,712
15,565 Bridgewater Bancshares, Inc.
l
275,345
7,159 Brighthouse Financial, Inc.
l
370,836
1,595 BrightSpire Capital, Inc. 16,365
2,993 Brookline Bancorp, Inc. 48,457
2,028 Brown & Brown, Inc. 142,528
13,096 Byline Bancorp, Inc. 358,176
14,406 Capital One Financial Corporation 2,090,167
5,616 Cboe Global Markets, Inc. 732,326
16,970 Central Pacific Financial
Corporation 478,045
132,443 Charles Schwab Corporation 11,138,456
9,135 Chimera Investment Corporation 137,756
18,699 Chubb, Ltd. 3,614,704
4,059 Cincinnati Financial Corporation 462,442
54,689 Citigroup, Inc. 3,302,669
18,380 Citizens Financial Group, Inc. 868,455
6,161 CNO Financial Group, Inc. 146,878
7,188 Coinbase Global, Inc.
h,l
1,814,036
13,887 Columbia Banking System, Inc. 454,383
26,607 Comerica, Inc. 2,314,809
13,306 Community Trust Bancorp, Inc. 580,275
15,944 Customers Bancorp, Inc.
l
1,042,259
55 Diamond Hill Investment Group,
Inc. 10,683
270 Dime Community Bancshares, Inc. 9,493
12,880 Discover Financial Services 1,488,413
Shares Common Stock (20.7%) Value
Financials (2.7%) - continued
8,589 Ellington Residential Mortgage
REIT $ 89,240
2,210 Enova International, Inc.
l
90,522
7,493 Enterprise Financial Services
Corporation 352,845
53,804 Equitable Holdings, Inc. 1,764,233
9,257 Essent Group, Ltd. 421,471
57,825 F.N.B. Corporation 701,417
513 FactSet Research Systems, Inc. 249,323
1,991 Federated Hermes, Inc. 74,822
8,411 Financial Institutions, Inc. 267,470
142 First American Financial
Corporation 11,109
30,528 First Bancorp 420,676
5,179 First Busey Corporation 140,454
6,651 First Financial Corporation 301,224
39,116 First Horizon Corporation 638,764
1,086 First Mid-Illinois Bancshares, Inc. 46,470
785 First of Long Island Corporation 16,948
18,210 First Republic Bank 3,760,547
4,222 Flushing Financial Corporation 102,595
19,406 Franklin Resources, Inc. 649,907
39,352 Fulton Financial Corporation 668,984
3,728 Glacier Bancorp, Inc. 211,378
5,181 Granite Point Mortgage Trust, Inc. 60,669
12,988 Great Southern Bancorp, Inc. 769,539
11,096 Hamilton Lane, Inc. 1,149,768
22,437 Hancock Whitney Corporation 1,122,299
28,823 Hanmi Financial Corporation 682,529
6,268 Hanover Insurance Group, Inc. 821,484
24,412 Heartland Financial USA, Inc. 1,235,491
1,569 Heritage Financial Corporation 38,346
4,511 HomeStreet, Inc. 234,572
9,317 Hometrust Bancshares, Inc. 288,641
120,250 Hope Bancorp, Inc. 1,768,877
8,053 Horizon Bancorp, Inc. 167,905
2,273 Houlihan Lokey, Inc. 235,301
16,134 Independent Bank Corporation 385,119
97 International Bancshares
Corporation 4,112
49,323 Invesco Mortgage Capital, Inc. 137,118
24,468 Invesco, Ltd. 563,253
38,908 J.P. Morgan Chase & Company 6,161,082
680 Jefferies Financial Group, Inc. 26,384
11,470 Kinsale Capital Group, Inc. 2,728,598
1,655 Ladder Capital Corporation 19,843
3,378 Lakeland Bancorp, Inc. 64,148
5,967 Lincoln National Corporation 407,307
129 LPL Financial Holdings, Inc. 20,652
14,318 M&T Bank Corporation 2,198,958
12,328 Marsh & McLennan Companies,
Inc. 2,142,853
2,706 Mercantile Bank Corporation 94,791
29 Merchants Bancorp 1,373
11,166 MetLife, Inc. 697,763
33,081 MFA Financial, Inc. 150,849
10,009 Midland States Bancorp, Inc. 248,123
19,143 MidWestOne Financial Group, Inc. 619,659
9,809 Moody's Corporation 3,831,199
43,905 Morgan Stanley 4,309,715
3,655 MSCI, Inc. 2,239,382
11,585 Navient Corporation 245,834
11,154 NMI Holdings, Inc.
l
243,715
4,541 Northern Trust Corporation 543,149
8,228 OceanFirst Financial Corporation 182,662

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Financials (2.7%) - continued
4,622 OFG Bancorp $ 122,760
3,690 Old Second Bancorp, Inc. 46,457
10,752 OneMain Holdings, Inc. 538,030
598 Peapack-Gladstone Financial
Corporation 21,169
269 Peoples Bancorp, Inc. 8,557
24,108 Popular, Inc. 1,977,820
4,277 Premier Financial Corporation 132,202
2,449 Primerica, Inc. 375,358
5,034 QCR Holdings, Inc. 281,904
45,646 Radian Group, Inc. 964,500
50,014 Raymond James Financial, Inc. 5,021,406
5,872 Reinsurance Group of America,
Inc. 642,925
24,245 S&P Global, Inc. 11,441,943
248 S&T Bancorp, Inc. 7,817
19,625 Seacoast Banking Corporation of
Florida 694,529
11,808 SEI Investments Company 719,580
1,580 Selective Insurance Group, Inc. 129,465
6,550 Signature Bank 2,118,728
8,391 Starwood Property Trust, Inc. 203,901
33,473 State Street Corporation 3,112,989
4,576 Synchrony Financial 212,281
20,305 Synovus Financial Corporation 972,000
1,975 Territorial Bancorp, Inc. 49,869
30,738 Texas Capital Bancshares, Inc.
l
1,851,964
3,932 Torchmark Corporation 368,507
970 Towne Bank 30,642
8,076 TPG RE Finance Trust, Inc. 99,496
13,531 Tradeweb Markets, Inc. 1,354,994
2,003 TriCo Bancshares 86,049
4,898 Triumph Bancorp, Inc.
l
583,254
45,459 Truist Financial Corporation 2,661,624
8,902 TrustCo Bank Corporation NY 296,526
20,197 Two Harbors Investment
Corporation 116,537
41,624 Umpqua Holdings Corporation 800,846
834 Univest Financial Corporation 24,953
37,885 Unum Group 930,834
733 Washington Trust Bancorp, Inc. 41,319
83,920 Wells Fargo & Company 4,026,482
25,981 Western Alliance Bancorp 2,796,855
11,569 Western Asset Mortgage Capital
Corporation 24,411
8,271 Wintrust Financial Corporation 751,172
19,502 Zions Bancorporation NA 1,231,746
5,057 Zurich Insurance Group AG 2,215,365
Total 154,658,011
Health Care (2.7%)
7,057 908 Devices, Inc.
h,l
182,565
5,146 Abbott Laboratories 724,248
21,120 AbbVie, Inc. 2,859,648
16,311 ACADIA Pharmaceuticals, Inc.
l
380,699
34,332 Adaptive Biotechnologies
Corporation
l
963,356
13,309 Agilent Technologies, Inc. 2,124,782
64,696 Agilon Health, Inc.
l
1,746,792
138 Align Technology, Inc.
l
90,691
8,443 Allogene Therapeutics, Inc.
l
125,970
876 Amedisys, Inc.
l
141,807
4,301 American Well Corporation
l
25,978
25,369 Amgen, Inc. 5,707,264
14,922 Anthem, Inc. 6,916,944
Shares Common Stock (20.7%) Value
Health Care (2.7%) - continued
144 Arcutis Biotherapeutics, Inc.
l
$ 2,987
1,177 Arena Pharmaceuticals, Inc.
l
109,390
4,921 Argenx SE ADR
l
1,723,285
8,657 Ascendis Pharma AS ADR
l
1,164,626
1,664 Atea Pharmaceuticals, Inc.
l
14,876
46,736 Avantor, Inc.
l
1,969,455
20,172 Axonics Modulation Technologies,
Inc.
l
1,129,632
16,579 Baxter International, Inc. 1,423,141
3,016 Becton, Dickinson and Company 758,464
8,234 Biogen, Inc.
l
1,975,501
673 Biohaven Pharmaceutical Holding
Company, Ltd.
l
92,746
242 Bio-Rad Laboratories, Inc.
l
182,848
4,097 Bio-Techne Corporation 2,119,542
965 Boston Scientific Corporation
l
40,993
1,412 Bristol-Myers Squibb Company 88,038
41,647 Centene Corporation
l
3,431,713
752 Cerner Corporation 69,838
5,988 Charles River Laboratories
International, Inc.
l
2,256,159
511 Chemed Corporation 270,339
11,968 Cigna Holding Company 2,748,212
3,496 Cooper Companies, Inc. 1,464,614
4,284 Covetrus, Inc.
l
85,551
1,968 CRISPR Therapeutics AG
h,l
149,135
1,212 CryoLife, Inc.
l
24,664
18,408 CVS Health Corporation 1,898,969
19,261 Danaher Corporation 6,337,062
3,489 Dentsply Sirona, Inc. 194,651
960 DermTech, Inc.
h,l
15,168
10,082 DexCom, Inc.
l
5,413,530
2,413 Editas Medicine, Inc.
l
64,065
30,907 Edwards Lifesciences Corporation
l
4,004,002
2,548 Elanco Animal Health, Inc.
l
72,312
2,986 Emergent Biosolutions, Inc.
l
129,801
2,742 Encompass Health Corporation 178,943
900 Exact Sciences Corporation
l
70,047
438 Generation Bio Company
l
3,101
42,438 Gilead Sciences, Inc. 3,081,423
30,891 GlaxoSmithKline plc ADR
h
1,362,293
2,288 Global Blood Therapeutics, Inc.
l
66,970
922 Globus Medical, Inc.
l
66,568
24,460 GoodRx Holdings, Inc.
h,l
799,353
14,534 Guardant Health, Inc.
l
1,453,691
1,227 Haemonetics Corporation
l
65,080
8,261 Halozyme Therapeutics, Inc.
l
332,175
11,560 HCA Healthcare, Inc. 2,969,995
4,065 HealthEquity, Inc.
l
179,836
1,435 Henry Schein, Inc.
l
111,256
781 ICU Medical, Inc.
l
185,363
1,233 Illumina, Inc.
l
469,083
19,533 Immunocore Holdings plc ADR
l
668,810
4,587 Inari Medical, Inc.
l
418,655
680 Incyte Corporation
l
49,912
4,891 Inspire Medical Systems, Inc.
l
1,125,223
7,342 Insulet Corporation
l
1,953,486
1,288 Integra LifeSciences Holdings
Corporation
l
86,283
17,722 Intuitive Surgical, Inc.
l
6,367,515
505 Invitae Corporation
l
7,711
12,205 Ionis Pharmaceuticals, Inc.
l
371,398
6,448 IQVIA Holding, Inc.
l
1,819,239
45,793 Johnson & Johnson 7,833,809

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Health Care (2.7%) - continued
1,166 Laboratory Corporation of America
Holdings
l
$ 366,369
47,127 Lantheus Holdings, Inc.
l
1,361,499
1,125 Maravai LifeSciences Holdings,
Inc.
l
47,138
1,342 Masimo Corporation
l
392,911
53,885 Medtronic plc 5,574,403
75,278 Merck & Company, Inc. 5,769,306
1,266 Molina Healthcare, Inc.
l
402,689
293 Morphic Holding, Inc.
l
13,882
31,951 MultiPlan Corporation
l
141,543
9,326 Natera, Inc.
l
870,955
3,413 National HealthCare Corporation 231,879
304 Neogen Corporation
l
13,805
16,164 Nevro Corporation
l
1,310,415
32,167 Novo Nordisk AS ADR 3,602,704
4,349 NuVasive, Inc.
l
228,236
246 Orthofix Medical, Inc.
l
7,648
615 Pennant Group, Inc.
l
14,194
18,363 Phreesia, Inc.
l
765,003
1,022 Prelude Therapeutics, Inc.
l
12,724
4,606 Premier, Inc. 189,629
20,635 Progyny, Inc.
l
1,038,972
1,127 Prothena Corporation plc
l
55,674
15,830 Pulmonx Corporation
h,l
507,668
277 Reata Pharmaceuticals, Inc.
l
7,304
745 Regeneron Pharmaceuticals, Inc.
l
470,482
10,648 Repligen Corporation
l
2,820,016
436 Rubius Therapeutics, Inc.
l
4,220
3,238 Sage Therapeutics, Inc.
l
137,745
7,270 Sarepta Therapeutics, Inc.
l
654,664
6,066 Signify Health, Inc.
l
86,259
18,432 Silk Road Medical, Inc.
l
785,388
1,435 STAAR Surgical Company
l
131,016
14,113 Stryker Corporation 3,774,098
10,294 Syneos Health, Inc.
l
1,056,988
19,228 Teladoc Health, Inc.
l
1,765,515
1,940 Teleflex, Inc. 637,251
1,193 Tenet Healthcare Corporation
l
97,456
8,668 Thermo Fisher Scientific, Inc. 5,783,636
12,478 Tilray, Inc.
h,l
87,720
7,870 Travere Therapeutics, Inc.
l
244,285
4,009 Turning Point Therapeutics, Inc.
l
191,229
548 U.S. Physical Therapy, Inc. 52,361
1,443 Ultragenyx Pharmaceutical, Inc.
l
121,342
2,192 uniQure NV
l
45,462
7,427 UnitedHealth Group, Inc. 3,729,394
1,285 Universal Health Services, Inc. 166,613
394 Vaxcyte, Inc.
l
9,373
3,527 Veeva Systems, Inc.
l
901,078
1,527 Viatris, Inc. 20,660
28,781 Viemed Healthcare, Inc.
l
150,237
13,136 Vor BioPharma, Inc.
h,l
152,640
3,550 VYNE Therapeutics, Inc.
l
3,621
488 Waters Corporation
l
181,829
14,031 Zimmer Biomet Holdings, Inc. 1,782,498
42,160 Zoetis, Inc. 10,288,305
12,740 Zymeworks, Inc.
l
208,809
Total 154,982,011
Industrials (2.5%)
3,391 A.O. Smith Corporation 291,117
1,118 Advanced Drainage Systems, Inc. 152,193
6,740 AECOM
l
521,339
646 Allegion plc 85,556
Shares Common Stock (20.7%) Value
Industrials (2.5%) - continued
18,695 Altra Industrial Motion Corporation $ 964,101
24,099 AMETEK, Inc. 3,543,517
1,291 Armstrong World Industries, Inc. 149,911
24,501 ASGN, Inc.
l
3,023,423
8,383 AZZ, Inc. 463,496
805 Babcock & Wilcox Enterprises,
Inc.
l
7,261
16,618 Badger Infrastructure Solutions,
Ltd. 417,634
7,200 Canadian Pacific Railway, Ltd. 517,968
19,457 Carlisle Companies, Inc. 4,827,671
1,111 Caterpillar, Inc. 229,688
11,222 CBIZ, Inc.
l
439,005
15,615 Chart Industries, Inc.
l
2,490,436
678 Covenant Logistics Group, Inc.
l
17,920
27,550 Crane Company 2,802,661
4,467 CSW Industrials, Inc. 539,882
57,078 CSX Corporation 2,146,133
1,080 Cummins, Inc. 235,591
12,283 Curtiss-Wright Corporation 1,703,284
1,785 Deere & Company 612,059
62,871 Delta Air Lines, Inc.
l
2,456,999
123 Douglas Dynamics, Inc. 4,804
3,340 Dover Corporation 606,544
43,724 Driven Brands Holdings, Inc.
l
1,470,001
5,053 Dun & Bradstreet Holdings, Inc.
l
103,536
6,253 EMCOR Group, Inc. 796,570
15,668 Emerson Electric Company 1,456,654
1,410 Expeditors International of
Washington, Inc. 189,349
12,923 Fastenal Company 827,847
49,754 First Advantage Corporation
l
947,316
5,765 Flowserve Corporation 176,409
5,823 Forrester Research, Inc.
l
341,985
10,804 Forward Air Corporation 1,308,256
1,658 GATX Corporation 172,747
5,981 Generac Holdings, Inc.
l
2,104,834
21,169 General Dynamics Corporation 4,413,101
1,264 Gorman-Rupp Company 56,311
12,345 GrafTech International, Ltd. 146,041
302 GXO Logistics, Inc.
l
27,431
2,746 Helios Technologies, Inc. 288,797
19,071 Honeywell International, Inc. 3,976,494
66,408 Howmet Aerospace, Inc. 2,113,767
7,104 Hubbell, Inc. 1,479,550
354 ICF International, Inc. 36,303
16,115 IDEX Corporation 3,808,297
5,088 Illinois Tool Works, Inc. 1,255,718
1,592 ITT Corporation 162,686
252 JB Hunt Transport Services, Inc. 51,509
840 JetBlue Airways Corporation
l
11,962
36,270 Johnson Controls International plc 2,949,114
3,230 Kennametal, Inc. 115,989
13,858 L3Harris Technologies, Inc. 2,955,080
8,510 Landstar System, Inc. 1,523,460
1,013 Lennox International, Inc. 328,577
19,456 Lincoln Electric Holdings, Inc. 2,713,528
4,719 Linde plc 1,634,803
9,045 Lockheed Martin Corporation 3,214,683
10,475 ManpowerGroup, Inc. 1,019,532
854 Masonite International Corporation
l
100,729
9,444 Mercury Systems, Inc.
l
519,987
52,114 Meritor, Inc.
l
1,291,385
19,380 Middleby Corporation
l
3,813,209

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Industrials (2.5%) - continued
5,934 MSC Industrial Direct Company,
Inc. $ 498,812
7,880 NAPCO Security Technologies,
Inc.
l
393,842
3,083 Nikola Corporation
h,l
30,429
851 Nordson Corporation 217,235
16,166 Norfolk Southern Corporation 4,812,780
1,687 Nutrien, Ltd. 126,862
5,810 nVent Electric plc 220,780
3,669 Old Dominion Freight Line, Inc. 1,314,896
10,649 Parker-Hannifin Corporation 3,387,660
8,832 Pitney Bowes, Inc. 58,556
2,450 Proto Labs, Inc.
l
125,807
2,021 Quad/Graphics, Inc.
l
8,084
1,245 Quanta Services, Inc. 142,752
29,966 Ranpak Holdings Corporation
l
1,126,122
23,526 Raytheon Technologies
Corporation 2,024,648
4,442 RBC Bearings, Inc.
l
897,151
30,517 Regal Rexnord Corporation 5,193,383
22,688 Rush Enterprises, Inc. 1,262,360
671 Ryder System, Inc. 55,311
2,363 Saia, Inc.
l
796,402
4,156 Simpson Manufacturing Company,
Inc. 577,975
3,064 SkyWest, Inc.
l
120,415
1,246 Snap-On, Inc. 268,363
2,052 Southwest Airlines Company
l
87,908
11,025 Standex International Corporation 1,220,026
42,716 Summit Materials, Inc.
l
1,714,620
47,073 Sun Country Airlines Holdings,
Inc.
l
1,282,739
3,780 Sunrun, Inc.
l
129,654
2,598 Technip Energies NV ADR
l
37,671
5,584 Teledyne Technologies, Inc.
l
2,439,594
675 Tennant Company 54,702
17 Tetra Tech, Inc. 2,887
957 Thermon Group Holdings, Inc.
l
16,202
4,864 Timken Company 337,027
450 Toro Company 44,960
2,384 Trane Technologies plc 481,640
22,454 TransUnion 2,662,595
10,710 Trex Company, Inc.
l
1,446,171
7,994 TriMas Corporation 295,778
7,814 Tutor Perini Corporation
l
96,659
151,420 Uber Technologies, Inc.
l
6,349,041
486 UniFirst Corporation 102,254
19,581 Union Pacific Corporation 4,933,041
22,834 United Parcel Service, Inc. 4,894,240
11,075 United Rentals, Inc.
l
3,680,112
2,150 Univar, Inc.
l
60,953
15,197 US Ecology, Inc.
l
485,392
3,382 Valmont Industries, Inc. 847,191
18,859 Vicor Corporation
l
2,394,716
1,983 Waste Connections, Inc. 270,223
2,008 Watsco, Inc. 628,263
351 Watts Water Technologies, Inc. 68,154
4,258 Werner Enterprises, Inc. 202,936
2,513 WESCO International, Inc.
l
330,686
84,763 WillScot Mobile Mini Holdings
Corporation
l
3,461,721
1,824 Woodward, Inc. 199,655
1,989 Xylem, Inc. 238,521
Total 144,312,297
Shares Common Stock (20.7%) Value
Information Technology (5.4%)
7,407 Accenture plc $ 3,070,572
2,694 ACI Worldwide, Inc.
l
93,482
18,856 Adobe, Inc.
l
10,692,483
2,122 Advanced Energy Industries, Inc. 193,229
11,095 Advanced Micro Devices, Inc.
l
1,596,570
6,638 Agilysys, Inc.
l
295,125
24,377 Alignment Healthcare, Inc.
l
342,741
16,521 Allegro MicroSystems, Inc.
l
597,730
9,039 Alliance Data Systems Corporation 601,726
1,124 Alteryx, Inc.
l
68,002
46,359 Amphenol Corporation 4,054,558
10,129 Anaplan, Inc.
l
464,415
709 ANSYS, Inc.
l
284,394
249,897 Apple, Inc. 44,374,210
19,520 AppLovin Corporation
h,l
1,839,955
546 Arrow Electronics, Inc.
l
73,311
3,177 Autodesk, Inc.
l
893,341
1,449 Automatic Data Processing, Inc. 357,294
8,437 Avalara, Inc.
l
1,089,301
4,319 Axcelis Technologies, Inc.
l
322,025
29,622 Bandwidth, Inc.
l
2,125,675
1,231 Benchmark Electronics, Inc. 33,360
15,686 BigCommerce Holdings, Inc.
l
554,814
11,246 Bill.com Holdings, Inc.
l
2,801,941
48,602 Block, Inc.
l
7,849,709
4,802 Broadcom, Inc. 3,195,299
1,340 Broadridge Financial Solutions,
Inc. 244,979
1,969 CACI International, Inc.
l
530,074
5,473 Cadence Design Systems, Inc.
l
1,019,894
19,222 Calix, Inc.
l
1,537,183
3,912 CDK Global, Inc. 163,287
2,571 CDW Corporation 526,489
5,495 Ciena Corporation
l
422,950
118,177 Cisco Systems, Inc. 7,488,876
31,426 Cognex Corporation 2,443,686
4,461 Computer Services, Inc. 237,325
418 Concentrix Corporation 74,663
8,132 Coupa Software, Inc.
l
1,285,263
503 CTS Corporation 18,470
9,406 Descartes Systems Group, Inc.
l
777,688
620 Digital Turbine, Inc.
l
37,814
949 Diodes, Inc.
l
104,210
6,993 DocuSign, Inc.
l
1,065,104
20,639 Dolby Laboratories, Inc. 1,965,246
9,236 Dropbox, Inc.
l
226,651
10,752 DXC Technology Company
l
346,107
7,661 Elastic NV
l
942,992
4,452 Endava plc ADR
l
747,580
2,565 EPAM Systems, Inc.
l
1,714,574
4,618 ePlus, Inc.
l
248,818
3,452 Euronet Worldwide, Inc.
l
411,375
285 ExlService Holdings, Inc.
l
41,259
1,447 eXp World Holdings, Inc. 48,749
845 F5, Inc.
l
206,780
732 Fair Isaac Corporation
l
317,446
10,094 Fidelity National Information
Services, Inc. 1,101,760
20,343 Five9, Inc.
l
2,793,501
5,975 FLEETCOR Technologies, Inc.
l
1,337,444
127 Genpact, Ltd. 6,741
21,372 Gilat Satellite Networks, Ltd. 151,100
8,600 Global Payments, Inc. 1,162,548
20,410 Hewlett Packard Enterprise
Company 321,866

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Information Technology (5.4%) - continued
2,618 HubSpot, Inc.
l
$ 1,725,655
528 I3 Verticals, Inc.
l
12,033
11,547 Intel Corporation 594,670
8,495 Jack Henry & Associates, Inc. 1,418,580
5,483 KLA-Tencor Corporation 2,358,293
12,570 Knowles Corporation
l
293,509
5,649 Lam Research Corporation 4,062,478
11,993 Lattice Semiconductor
Corporation
l
924,181
975 Littelfuse, Inc. 306,813
15,935 LivePerson, Inc.
l
569,198
17,104 LiveRamp Holding, Inc.
l
820,137
558 Loyalty Ventures, Inc.
l
16,779
1,705 Manhattan Associates, Inc.
l
265,110
42,205 Mastercard, Inc. 15,165,101
1,674 MAXIMUS, Inc. 133,368
384 MaxLinear, Inc.
l
28,950
171,195 Microsoft Corporation 57,576,302
10,202 MKS Instruments, Inc. 1,776,882
8,057 Monolithic Power Systems, Inc. 3,974,760
213 Motorola Solutions, Inc. 57,872
6,863 National Instruments Corporation 299,707
4,643 NCR Corporation
l
186,649
4,266 NetApp, Inc. 392,429
432 NICE, Ltd. ADR
l
131,155
3,906 Nova, Ltd.
l
572,229
62,170 NVIDIA Corporation 18,284,819
7,166 Okta, Inc.
l
1,606,402
3,999 Palo Alto Networks, Inc.
l
2,226,483
2,713 Paychex, Inc. 370,325
4,860 Paycom Software, Inc.
l
2,017,823
2,447 Paymentus Holdings, Inc.
h,l
85,596
46,315 PayPal Holdings, Inc.
l
8,734,083
983 Pinterest, Inc.
l
35,732
2,062 Progress Software Corporation 99,533
657 PTC, Inc.
l
79,596
61,293 QUALCOMM, Inc. 11,208,651
4,601 SailPoint Technologies Holdings,
Inc.
l
222,412
40,904 Salesforce.com, Inc.
l
10,394,934
64,815 Samsung Electronics Company,
Ltd. 4,256,723
2,140 ScanSource, Inc.
l
75,071
6,049 Semtech Corporation
l
537,938
11,417 ServiceNow, Inc.
l
7,410,889
43,715 Sierra Wireless, Inc.
l
770,258
2,289 SiTime Corporation
l
669,624
1,015 SolarEdge Technologies, Inc.
l
284,779
11,425 Sonos, Inc.
l
340,465
29,764 Sprout Social, Inc.
l
2,699,297
26,578 STMicroelectronics NV ADR 1,299,133
5,581 TD SYNNEX Corporation 638,243
2,927 TE Connectivity, Ltd. 472,242
134,877 Telefonaktiebolaget LM Ericsson
ADR 1,466,113
39,810 Texas Instruments, Inc. 7,502,991
16,343 Trade Desk, Inc.
l
1,497,673
1,187 Trimble, Inc.
l
103,495
3,418 TTEC Holdings, Inc. 309,500
42,653 TTM Technologies, Inc.
l
635,530
1,194 Universal Display Corporation 197,046
826 Upland Software, Inc.
l
14,818
1,161 VeriSign, Inc.
l
294,685
596 Vertex, Inc.
l
9,459
5,221 VMware, Inc. 605,009
Shares Common Stock (20.7%) Value
Information Technology (5.4%) - continued
4,302 WEX, Inc.
l
$ 603,958
13,843 Workiva, Inc.
l
1,806,373
14,020 Xerox Holdings Corporation 317,413
7,737 Zoom Video Communications, Inc.
l
1,422,912
3,847 Zscaler, Inc.
l
1,236,157
Total 306,442,777
Materials (0.6%)
730 Alpha Metallurgical Resources,
Inc.
l
44,566
15,972 AptarGroup, Inc. 1,956,250
5,296 Ashland Global Holdings, Inc. 570,167
2,689 Avery Dennison Corporation 582,357
61,118 Axalta Coating Systems, Ltd.
l
2,024,228
53 Balchem Corporation 8,936
1,206 Ball Corporation 116,102
559 Cabot Corporation 31,416
10,136 Carpenter Technology Corporation 295,870
1,480 Celanese Corporation 248,729
48,119 CF Industries Holdings, Inc. 3,405,863
15,450 Chemours Company 518,502
8,038 Cleveland-Cliffs, Inc.
l
174,987
10,660 Compass Minerals International,
Inc. 544,513
9,154 Crown Holdings, Inc. 1,012,615
25,470 Eastman Chemical Company 3,079,578
19,660 Ferroglobe Representation &
Warranty Insurance Trust
c,l
2
3,112 FMC Corporation 341,978
12,372 Graphic Packaging Holding
Company 241,254
10,798 Huntsman Corporation 376,634
8,765 Ingevity Corporation
l
628,450
5,517 Innospec, Inc. 498,406
36,751 Ivanhoe Mines, Ltd.
l
299,830
7,110 Kaiser Aluminum Corporation 667,913
17,599 LyondellBasell Industries NV 1,623,156
4,533 Martin Marietta Materials, Inc. 1,996,877
66 Materion Corporation 6,068
2,819 Minerals Technologies, Inc. 206,210
5,712 Myers Industries, Inc. 114,297
3,020 Neenah, Inc. 139,766
5 NewMarket Corporation 1,714
19,866 Nucor Corporation 2,267,704
10,641 O-I Glass, Inc.
l
128,011
4,533 Olin Corporation 260,738
7,211 Quaker Chemical Corporation 1,664,155
805 Ramaco Resources, Inc.
l
10,948
2,714 Reliance Steel & Aluminum
Company 440,265
762 Royal Gold, Inc. 80,170
3,535 Ryerson Holding Corporation 92,087
4,720 Sensient Technologies Corporation 472,283
13,661 Sherwin-Williams Company 4,810,858
1,658 Sonoco Products Company 95,982
5,992 Steel Dynamics, Inc. 371,923
1,984 Tronox Holdings plc 47,675
5,157 UFP Technologies, Inc.
l
362,331
2,533 United States Lime & Minerals, Inc. 326,808
9,988 United States Steel Corporation 237,814
4,505 Westlake Chemical Corporation 437,571
1,499 Worthington Industries, Inc. 81,935
Total 33,946,492

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.7%) Value
Real Estate (0.8%)
5,422 AGNC Investment Corporation $ 81,547
21,410 Agree Realty Corporation 1,527,818
578 Alexandria Real Estate Equities,
Inc. 128,871
35,392 American Campus Communities,
Inc. 2,027,608
2,469 American Finance Trust, Inc. 22,542
1,024 Apartment Income REIT
Corporation 55,982
6,116 AvalonBay Communities, Inc. 1,544,840
1,686 Breaemar Hotels & Resorts, Inc.
l
8,599
14,136 Camden Property Trust 2,525,820
5,418 CareTrust REIT, Inc. 123,693
30,007 CBRE Group, Inc.
l
3,256,060
3,309 Cedar Realty Trust, Inc. 83,089
1,964 Colliers International Group, Inc. 291,949
750 Community Healthcare Trust, Inc. 35,452
30,953 CubeSmart 1,761,535
29,316 Cushman and Wakefield plc
l
651,988
586 Digital Realty Trust, Inc. 103,646
1,910 Duke Realty Corporation 125,372
2,975 EastGroup Properties, Inc. 677,854
18,677 EPR Properties 886,971
63,749 Essential Properties Realty Trust,
Inc. 1,837,884
855 Essex Property Trust, Inc. 301,157
1,824 Extra Space Storage, Inc. 413,555
936 Farmland Partners, Inc. 11,185
726 Federal Realty Investment Trust 98,968
22,271 First Industrial Realty Trust, Inc. 1,474,340
3,547 FirstService Corporation 696,879
15,042 Four Corners Property Trust, Inc. 442,385
1,739 Getty Realty Corporation 55,804
5,910 Gladstone Commercial
Corporation 152,301
3,442 Gladstone Land Corporation 116,202
2,978 Healthcare Realty Trust, Inc. 94,224
687 Highwoods Properties, Inc. 30,633
103,811 Host Hotels & Resorts, Inc.
l
1,805,273
12,695 Independence Realty Trust, Inc. 327,912
4,011 Industrial Logistics Properties Trust 100,476
2,749 Innovative Industrial Properties,
Inc. 722,740
1,158 Jones Lang LaSalle, Inc.
l
311,896
7,319 Kilroy Realty Corporation 486,421
4,692 Life Storage, Inc. 718,721
4,188 Medical Properties Trust, Inc. 98,962
53,660 MGIC Investment Corporation 773,777
14,412 National Retail Properties, Inc. 692,785
88,888 National Storage Affiliates Trust 6,151,050
32,660 New Residential Investment
Corporation 349,789
7,044 NexPoint Residential Trust, Inc. 590,499
1,592 Omega Healthcare Investors, Inc. 47,107
2,022 One Liberty Properties, Inc. 71,336
329 Orion Office REIT, Inc.
l
6,142
1,498 Preferred Apartment Communities,
Inc. 27,054
499 PS Business Parks, Inc. 91,901
8,508 Public Storage, Inc. 3,186,756
3,620 Rayonier, Inc. REIT 146,103
3,296 Realty Income Corporation 235,961
491 Redfin Corporation
l
18,849
32,454 Rexford Industrial Realty, Inc. 2,632,344
10,062 Sabra Health Care REIT, Inc. 136,239
Shares Common Stock (20.7%) Value
Real Estate (0.8%) - continued
3,884 SBA Communications Corporation $ 1,510,954
38,886 Service Properties Trust 341,808
9,323 Spirit Realty Capital, Inc. 449,275
14,398 STAG Industrial, Inc. 690,528
15,860 UDR, Inc. 951,441
5,531 UMH Properties, Inc. 151,162
Total 45,472,014
Utilities (0.4%)
2,001 Alliant Energy Corporation 123,002
1,732 American States Water Company 179,158
3,290 Artesian Resources Corporation 152,426
3,233 Avista Corporation 137,370
2,482 Black Hills Corporation 175,155
4,086 CenterPoint Energy, Inc. 114,040
26 Chesapeake Utilities Corporation 3,791
491 Consolidated Edison, Inc. 41,892
2,909 Consolidated Water Company,
Ltd. 30,952
1,630 DTE Energy Company 194,850
23,097 Duke Energy Corporation 2,422,875
24,045 Entergy Corporation 2,708,669
514 Essential Utilities, Inc. 27,597
54,416 Exelon Corporation 3,143,068
33 MGE Energy, Inc. 2,714
187 Middlesex Water Company 22,496
132,243 NiSource, Inc. 3,651,229
8,133 NorthWestern Corporation 464,882
737 Otter Tail Corporation 52,637
14,777 Pinnacle West Capital Corporation 1,043,109
13,036 Portland General Electric
Company 689,865
41,226 Sempra Energy 5,453,375
12,169 Spire, Inc. 793,662
13,477 UGI Corporation 618,729
44 Unitil Corporation 2,024
2,946 Vistra Energy Corporation 67,080
Total 22,316,647
Total Common Stock
(cost $736,552,613) 1,178,030,153
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
27,935,309 Thrivent Cash Management Trust 27,935,309
Total Collateral Held for
Securities Loaned
(cost $27,935,309) 27,935,309

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 16.7% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.020%, 1/5/2022
m
$ 200,000
100,000 0.040%, 1/13/2022
m
100,000
1,200,000 0.043%, 1/19/2022
m,n
1,199,995
3,600,000 0.040%, 1/26/2022
m,n
3,599,977
300,000 0.050%, 2/2/2022
m,n
299,995
1,600,000 0.046%, 2/9/2022
m,n
1,599,967
100,000 0.037%, 2/11/2022
m,n
99,998
4,700,000 0.030%, 2/15/2022
m,n
4,699,888
400,000 0.040%, 2/18/2022
m,n
399,990
100,000 0.040%, 2/23/2022
m,n
99,997
6,400,000 0.040%, 3/16/2022
m,n
6,399,360
1,200,000 0.135%, 6/17/2022
m,n
1,198,956
Thrivent Core Short-Term Reserve
Fund
91,026,514 0.200% 910,265,137
U.S. Treasury Bills
5,500,000 0.042%, 1/20/2022
m,o
5,499,967
12,300,000 0.047%, 2/17/2022
m,p
12,299,539
200,000 0.039%, 3/24/2022
m,p
199,975
Total Short-Term Investments
(cost $947,983,232) 948,162,741
Total Investments (cost
$5,406,325,973) 109.8% $6,253,822,345
Other Assets and Liabilities, Net
(9.8%) (560,566,812)
Total Net Assets 100.0% $5,693,255,533
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $352,470,667 or
6.2% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2021.
h All or a portion of the security is on loan.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k All or a portion of the security was earmarked to cover
written options.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At December 31, 2021, $393,998 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Portfolio as of
December 31, 2021 was $984,826 or 0.02% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
December 31, 2021.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 992,170
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of December 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 7,400,381
Common Stock 19,687,665
Total lending $27,088,046
Gross amount payable upon return of
collateral for securities loaned $27,935,309
Net amounts due to counterparty $847,263
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 872,563,585
Gross unrealized depreciation (38,446,888)
Net unrealized appreciation (depreciation) $ 834,116,697
Cost for federal income tax purposes $ 5,422,548,439

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 7,094,483 – 5,766,171 1,328,312
Capital Goods 23,268,474 – 22,150,676 1,117,798
Communications Services 17,094,319 – 16,213,226 881,093
Consumer Cyclical 17,394,207 – 16,609,152 785,055
Consumer Non-Cyclical 17,762,325 – 16,256,514 1,505,811
Energy 2,611,230 – 2,611,230 –
Financials 5,153,593 – 4,331,543 822,050
Technology 13,530,485 – 13,530,485 –
Transportation 6,407,102 – 6,407,102 –
Utilities 3,780,100 – 3,780,100 –
Long-Term Fixed Income
Asset-Backed Securities 112,946,509 – 112,946,509 –
Basic Materials 20,575,299 – 20,575,299 –
Capital Goods 34,189,082 – 34,189,082 –
Collateralized Mortgage Obligations 91,959,278 – 91,134,278 825,000
Commercial Mortgage-Backed Securities 19,237,051 – 19,237,051 –
Communications Services 59,746,058 – 59,746,058 –
Consumer Cyclical 63,966,934 – 63,966,934 –
Consumer Non-Cyclical 70,160,487 – 70,160,487 –
Energy 48,520,655 – 48,520,655 –
Financials 137,482,915 – 137,482,915 –
Mortgage-Backed Securities 562,725,705 – 562,725,705 –
Technology 36,099,640 – 36,099,640 –
Transportation 12,185,741 – 12,185,741 –
U.S. Government & Agencies 704,796,538 – 704,796,538 –
Utilities 38,205,649 – 38,205,649 –
Registered Investment Companies
Unaffiliated 49,969,182 49,969,182 – –
Affiliated 1,559,106,899 1,559,106,899 – –
Common Stock
Communications Services 104,809,911 104,686,867 – 123,044
Consumer Discretionary 140,410,082 140,410,082 – –
Consumer Staples 43,536,644 43,536,644 – –
Energy 27,143,267 27,143,267 – –
Financials 154,658,011 152,442,646 2,215,365 –
Health Care 154,982,011 154,982,011 – –
Industrials 144,312,297 143,894,663 417,634 –
Information Technology 306,442,777 302,186,054 4,256,723 –
Materials 33,946,492 33,646,660 299,830 2
Real Estate 45,472,014 45,472,014 – –
Utilities 22,316,647 22,316,647 – –
Short-Term Investments 37,897,604 – 37,897,604 –
Subtotal Investments in Securities $4,951,897,697 $2,779,793,636 $2,164,715,896 $7,388,165
Other Investments  * Total
Affiliated Registered Investment Companies 363,724,202
Affiliated Short-Term Investments 910,265,137
Collateral Held for Securities Loaned 27,935,309
Subtotal Other Investments $1,301,924,648
Total Investments at Value $6,253,822,345
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,145,743 6,145,743 – –
Total Asset Derivatives $6,145,743 $6,145,743 $– $–
Liability Derivatives
Futures Contracts 3,354,908 3,354,908 – –
Call Options Written 127,642 – – 127,642
Credit Default Swaps 72,355 – 72,355 –
Total Liability Derivatives $3,554,905 $3,354,908 $72,355 $127,642
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling $19,454,625 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 389 March 2022 $ 50,598,603 $ 153,740
CBOT 2-Yr. U.S. Treasury Note 346 March 2022 75,534,312 (46,842)
CBOT 5-Yr. U.S. Treasury Note 515 March 2022 62,336,723 (33,794)
CBOT U.S. Long Bond 762 March 2022 122,107,041 146,334
CME E-mini Russell 2000 Index 14 March 2022 1,550,824 19,136
CME E-mini S&P 500 Index 772 March 2022 179,974,709 3,703,391
CME E-mini S&P Mid-Cap 400 Index 4 March 2022 1,109,117 25,963
CME Ultra Long Term U.S. Treasury Bond 598 March 2022 116,006,032 1,874,718
ICE US mini MSCI Emerging Markets Index 138 March 2022 8,544,347 (82,877)
Ultra 10-Yr. U.S. Treasury Note 407 March 2022 59,399,318 200,744
Total Futures Long Contracts $ 677,161,026 $ 5,960,513
CBOT 10-Yr. U.S. Treasury Note (432) March 2022 ( $ 55,807,825) ( $ 554,675)
CBOT 2-Yr. U.S. Treasury Note (479) March 2022 (104,526,047) 21,717
CBOT 5-Yr. U.S. Treasury Note (270) March 2022 (32,662,829) (842)
CME E-mini NASDAQ 100 Index (206) March 2022 (66,542,150) (699,340)
CME E-mini Russell 2000 Index (1,337) March 2022 (149,103,119) (828,061)
CME E-mini S&P Mid-Cap 400 Index (167) March 2022 (46,281,113) (1,108,477)
Total Futures Short Contracts ( $ 454,923,083) ($3,169,678)
Total Futures Contracts $ 222,237,943 $2,790,835

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Conservative Allocation Portfolio's options contracts held as of December 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (25.00) $ 101.81 February 2022 ( $ 25,505,980) ( $ 108,111) $ 45,209
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (25.00) 100.13 January 2022 (24,922,972) (19,531) 79,102
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($127,642) $124,311
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Conservative Allocation Portfolio's swaps contracts held as of December 31, 2021. Investments totaling
$12,499,514 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Sell 12/20/2026 ( $ 132,950,000) $ – ( $ 72,355) ( $ 72,355)
Total Credit Default Swaps $– ($72,355) ($72,355)
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Moderately
Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 3,748,490
Total Equity Contracts 3,748,490
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,397,253
Options Written Net Assets - Distributable earnings/(accumulated loss) 124,311
Total Interest Rate Contracts 2,521,564
Total Asset Derivatives $6,270,054
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,718,755
Total Equity Contracts 2,718,755
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 636,153
Total Interest Rate Contracts 636,153
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 72,355
Total Credit Contracts 72,355
Total Liability Derivatives $3,427,263
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (33,980,217)
Total Equity Contracts
(33,980,217)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (5,778,517)
Total Foreign Exchange Contracts (5,778,517)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 1,084,777
Options Purchased Net realized gains/(losses) on Investments 744,427
Futures Net realized gains/(losses) on Futures contracts 3,834,862
Total Interest Rate Contracts
5,664,066
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 3,578,194
Total Credit Contracts
3,578,194
Total ($30,516,474)

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 5,150,998
Total Equity Contracts 5,150,998
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 167,694
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments 77,529
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,600,967
Total Interest Rate Contracts 2,846,190
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (72,355)
Total Credit Contracts (72,355)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 365,066
Total Foreign Exchange Contracts 365,066
Total $8,289,899
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended
December 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $305,482,951
Futures - Short (485,460,354)
Interest Rate Contracts
Futures - Long 438,173,572
Futures - Short (86,513,499)
Options Purchased 17,824,538
Options Written (49,802,116)
Foreign Exchange Contracts
Futures - Long 55,603,803
Futures - Short (11,720,344)
Credit Contracts
Credit Default Swaps - Sell Protection 8,186,316

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $198,466 $9,596 $7,275 $185,775 19,352 3.3%
Core Emerging Markets Equity 42,572 3,769 – 42,187 3,957 0.7
Core International Equity 55,122 1,586 29,000 34,420 3,158 0.6
Core Low Volatility Equity 171,686 17,716 94,000 101,342 7,580 1.8
Global Stock 49,223 2,246 – 59,415 3,625 1.0
High Yield 143,151 6,632 12,000 137,337 29,512 2.4
Income 469,539 25,840 46,400 421,004 39,112 7.4
International Allocation 182,193 3,116 – 208,537 18,259 3.7
International Index 20,003 183 – 22,176 1,594 0.4
Large Cap Value 207,208 11,594 – 273,628 11,330 4.8
Limited Maturity Bond 256,404 3,939 29,850 227,267 22,781 4.0
Mid Cap Stock 122,036 8,268 26,000 131,327 4,771 2.3
Small Cap Stock 62,851 2,798 – 78,416 3,119 1.4
Total Affiliated Registered Investment
Companies 1,980,454 1,922,831 33.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 721,840 1,172,884 984,459 910,265 91,027 16.0
Total Affiliated Short-Term Investments 721,840 910,265 16.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 26,089 629,972 628,126 27,935 27,935 0.5
Total Collateral Held for Securities Loaned 26,089 27,935 0.5
Total Value $2,728,383 $2,861,031
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(434) $(14,578) $ – $8,528
Core Emerging Markets Equity – (4,154) 2,843 926
Core International Equity 2,812 3,900 – 1,587
Core Low Volatility Equity 7,076 (1,136) 16,337 1,378
Global Stock – 7,946 1,750 496
High Yield (1,065) 619 – 6,632
Income (301) (27,674) 13,115 12,726
International Allocation – 23,228 – 3,117
International Index – 1,990 139 43
Large Cap Value – 54,826 8,628 2,965
Limited Maturity Bond 271 (3,497) – 3,940
Mid Cap Stock 6,016 21,007 7,934 334
Small Cap Stock – 12,767 2,213 585
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% (75) 75 – 1,210
Total Income/Non Income Cash from Affiliated
Investments $44,467
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 14 101
Total Affiliated Income from Securities Loaned, Net $101
Total Value $14,300 $75,319 $ 52,973

Money Market Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
( 68.3% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 1,350,000
0.210% (LIBOR 3M +
0.080%), 1/3/2022
b
$ 1,350,010
3,500,000
0.133% (LIBOR 1M +
0.030%), 1/21/2022
b
3,500,000
14,720,000
0.024% (LIBOR 3M +
-0.100%), 1/25/2022
b
14,720,008
1,590,000
0.050% (LIBOR 3M +
-0.095%), 2/4/2022
b
1,590,000
8,660,000
0.060% (LIBOR 3M +
-0.100%), 2/18/2022
b
8,659,686
1,370,000
0.078% (LIBOR 3M +
-0.100%), 2/25/2022
b
1,370,009
Federal Farm Credit Bank
5,720,000
0.344% (LIBOR 1M +
0.240%), 1/18/2022
b
5,720,445
2,300,000
0.240% (SOFRRATE +
0.190%), 7/14/2022
b
2,300,000
1,100,000
0.184% (LIBOR 1M +
0.080%), 9/6/2022
b
1,100,382
3,475,000
0.085% (USBMMY 3M FLAT),
9/8/2022
b
3,474,699
1,650,000
0.173% (LIBOR 1M +
0.070%), 2/21/2023
b
1,650,859
8,525,000
0.173% (LIBOR 1M +
0.070%), 2/21/2023
b
8,532,057
2,400,000
0.110% (FEDL 1M + 0.030%),
12/8/2023
b
2,399,514
2,400,000
0.120% (SOFRRATE +
0.070%), 12/14/2023
b
2,400,000
Federal Home Loan Bank
3,500,000 0.025% , 1/12/2022 3,499,973
4,950,000 0.025% , 1/19/2022 4,949,938
3,000,000 0.030% , 1/31/2022 2,999,925
7,500,000 0.045% , 2/18/2022 7,499,550
2,225,000 0.010% , 2/25/2022 2,224,966
2,400,000 0.050% , 2/28/2022 2,399,807
5,350,000 0.060% , 3/23/2022 5,349,278
2,400,000
0.080% (SOFRRATE +
0.030%), 1/9/2023
b
2,400,000
Federal Home Loan Mortgage
Corporation
2,430,000 2.375% , 1/13/2022 2,431,845
Federal National Mortgage
Association
1,600,000
0.350% (SOFRRATE +
0.300%), 1/7/2022
b
1,600,079
900,000
0.280% (SOFRRATE +
0.230%), 5/6/2022
b
900,095
U.S. International Development
Finance Corporation
4,000,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
4,000,000
5,210,526
0.090% (T-BILL 3M FLAT),
1/7/2022
b
5,210,526
2,200,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
2,200,000
3,600,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
3,600,000
1,714,286
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,714,286
807,693
0.090% (T-BILL 3M FLAT),
1/7/2022
b
807,693
2,850,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
2,850,000
Principal
Amount
U.S. Government Agency Debt
(68.3%)
a
Value
$ 1,750,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
$ 1,750,000
615,789
0.090% (T-BILL 3M FLAT),
1/7/2022
b
615,790
1,410,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,410,000
1,197,303
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,197,303
1,515,556
0.090% (T-BILL 3M + 0.070%),
1/7/2022
b
1,515,556
532,895
0.090% (T-BILL 3M FLAT),
1/7/2022
b
532,895
3,590,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
3,590,000
3,700,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
3,700,000
1,145,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,145,000
1,061,538
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,061,538
1,774,528
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,774,528
835,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
835,000
1,183,019
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,183,019
1,781,250
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,781,250
1,070,667
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,070,667
1,580,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,580,000
930,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
930,000
1,300,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,300,000
1,578,947
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,578,947
2,145,000
0.090% (T-BILL 3M FLAT),
1/7/2022
b
2,145,000
2,465,312
0.090% (T-BILL 3M FLAT),
1/7/2022
b
2,465,312
1,548,500
0.090% (T-BILL 3M FLAT),
1/7/2022
b
1,548,500
2,328,480
0.100% (T-BILL 3M FLAT),
1/7/2022
b
2,328,480
894,734
0.100% (T-BILL 3M FLAT),
1/7/2022
b
894,734
1,664,432
0.100% (T-BILL 3M FLAT),
1/7/2022
b
1,664,432
1,724,800
0.100% (T-BILL 3M FLAT),
1/7/2022
b
1,724,800
2,610,900
0.100% (T-BILL 3M FLAT),
1/7/2022
b
2,610,900
1,050,000 0.220% , 4/23/2022 1,050,431
Total 160,389,712
Principal
Amount U.S. Treasury Debt ( 31.7% )
a
Value
U.S. Treasury Bills
11,090,000 0.045% , 1/4/2022 11,089,959
2,410,000 0.060% , 1/6/2022 2,409,980
2,790,000 0.046% , 1/11/2022 2,789,964
2,400,000 0.055% , 1/27/2022 2,399,905
2,400,000 0.056% , 2/1/2022 2,399,885

Money Market Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount U.S. Treasury Debt (31.7%)
a
Value
$ 9,195,000 0.037% , 2/3/2022 $ 9,194,692
6,785,000 0.031% , 2/8/2022 6,784,782
11,520,000 0.056% , 3/10/2022 11,518,771
6,720,000 0.065% , 3/24/2022 6,719,005
12,000,000 0.045% , 3/31/2022 11,998,662
5,000,000 0.055% , 4/14/2022 4,999,213
U.S. Treasury Notes
2,400,000 1.875% , 3/31/2022 2,410,504
Total 74,715,322
Total Investments
(at amortized cost) 100.0% $235,105,034
Other Assets and Liabilities,
Net (<0.1%) (63,182)
Total Net Assets 100.0% $235,041,852
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $ 235,105,034
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
U.S. Government Agency Debt 160,389,712 – 160,389,712 –
U.S. Treasury Debt 74,715,322 – 74,715,322 –
Total Investments at Amortized Cost $235,105,034 $– $235,105,034 $–

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 57.4% ) Value
Basic Materials (2.1%)
Alcoa Nederland Holding BV
$ 55,000 5.500%,  12/15/2027
a
$ 58,850
BWAY Holding Company
30,000 5.500%,  4/15/2024
a
30,275
Chemours Company
52,000 5.750%,  11/15/2028
a
54,411
Cleveland-Cliffs, Inc.
37,000 5.875%,  6/1/2027 38,526
40,000 4.625%,  3/1/2029
a
40,800
15,000 4.875%,  3/1/2031
a
15,583
Consolidated Energy Finance SA
71,000 5.625%,  10/15/2028
a
69,402
First Quantum Minerals, Ltd.
35,000 7.250%,  4/1/2023
a
35,402
10,000 7.500%,  4/1/2025
a
10,287
32,000 6.875%,  10/15/2027
a
34,440
Freeport-McMoRan, Inc.
47,000 4.125%,  3/1/2028 48,763
40,000 4.250%,  3/1/2030 42,200
30,000 4.625%,  8/1/2030 32,175
Hecla Mining Company
20,000 7.250%,  2/15/2028 21,425
Hudbay Minerals, Inc.
40,000 4.500%,  4/1/2026
a
40,000
Ingevity Corporation
69,000 3.875%,  11/1/2028
a
67,189
Mercer International, Inc.
40,000 5.125%,  2/1/2029 40,855
Novelis Corporation
25,000 3.250%,  11/15/2026
a
25,219
50,000 4.750%,  1/30/2030
a
52,563
15,000 3.875%,  8/15/2031
a
14,906
OCI NV
30,000 4.625%,  10/15/2025
a
31,125
Olin Corporation
45,000 5.125%,  9/15/2027 46,181
10,000 5.625%,  8/1/2029 10,830
SCIH Salt Holdings, Inc.
35,000 4.875%,  5/1/2028
a
33,600
SCIL USA Holdings, LLC
48,000 5.375%,  11/1/2026
a
49,260
SPCM SA
40,000 3.375%,  3/15/2030
a
38,500
SunCoke Energy, Inc.
47,000 4.875%,  6/30/2029
a
46,765
Unifrax Escrow Issuer Corporation
36,000 5.250%,  9/30/2028
a
36,387
United States Steel Corporation
67,000 6.875%,  3/1/2029 72,109
Venator Finance SARL
40,000 5.750%,  7/15/2025
a
38,400
Total 1,176,428
Capital Goods (3.4%)
AECOM
65,000 5.125%,  3/15/2027 70,807
Amsted Industries, Inc.
30,000 5.625%,  7/1/2027
a
31,200
10,000 4.625%,  5/15/2030
a
10,250
Principal
Amount Long-Term Fixed Income (57.4%) Value
Capital Goods (3.4%) - continued
Ardagh Packaging Finance plc
$ 40,000 5.250%,  8/15/2027
a
$ 40,250
Bombardier, Inc.
27,000 7.125%,  6/15/2026
a
28,010
40,000 7.875%,  4/15/2027
a
41,484
30,000 6.000%,  2/15/2028
a
30,091
Brand Industrial Services, Inc.
32,000 8.500%,  7/15/2025
a
31,970
Builders FirstSource, Inc.
20,000 5.000%,  3/1/2030
a
21,458
BWAY Holding Company
57,000 7.250%,  4/15/2025
a
57,144
Chart Industries, Inc., Convertible
8,000 1.000%,  11/15/2024
a
21,955
Coinbase Global, Inc.
22,000 3.375%,  10/1/2028
a
20,542
Cornerstone Building Brands, Inc.
55,000 6.125%,  1/15/2029
a
58,787
Covanta Holding Corporation
65,000 5.000%,  9/1/2030 66,300
Covert Mergeco, Inc.
17,000 4.875%,  12/1/2029
a
17,255
CP Atlas Buyer, Inc.
35,000 7.000%,  12/1/2028
a
34,825
Crown Cork & Seal Company, Inc.
74,000 7.375%,  12/15/2026 89,262
General Electric Company
180,000
3.533%,  (LIBOR 3M +
3.330%), 3/15/2022
b,c
178,200
GFL Environmental, Inc.
28,000 4.000%,  8/1/2028
a
27,440
45,000 3.500%,  9/1/2028
a
44,325
H&E Equipment Services, Inc.
69,000 3.875%,  12/15/2028
a
68,482
Howard Midstream Energy
Partners, LLC
45,000 6.750%,  1/15/2027
a
46,112
Howmet Aerospace, Inc.
2,000 6.875%,  5/1/2025 2,299
37,000 3.000%,  1/15/2029 37,050
JELD-WEN, Inc.
30,000 4.625%,  12/15/2025
a
30,225
20,000 4.875%,  12/15/2027
a
20,523
KBR, Inc., Convertible
26,000 2.500%,  11/1/2023 49,441
Meritor, Inc.
30,000 4.500%,  12/15/2028
a
30,075
Nesco Holdings II, Inc.
25,000 5.500%,  4/15/2029
a
25,812
New Enterprise Stone and Lime
Company, Inc.
53,000 5.250%,  7/15/2028
a
53,742
OI European Group BV
47,000 4.750%,  2/15/2030
a
47,634
Owens-Brockway Glass Container,
Inc.
35,000 5.875%,  8/15/2023
a
36,663
Pactiv Evergreen Group
35,000 4.375%,  10/15/2028
a
34,738

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.4%) Value
Capital Goods (3.4%) - continued
Patrick Industries, Inc., Convertible
$ 9,000 1.000%,  2/1/2023 $ 9,979
PGT Innovations, Inc.
41,000 4.375%,  10/1/2029
a
41,205
SRM Escrow Issuer, LLC
60,000 6.000%,  11/1/2028
a
64,053
Standard Industries, Inc.
55,000 4.375%,  7/15/2030
a
56,128
Sunpower Corporation,
Convertible
7,000 4.000%,  1/15/2023 8,096
Titan Acquisition, Ltd.
20,000 7.750%,  4/15/2026
a
20,300
TransDigm, Inc.
30,000 6.250%,  3/15/2026
a
31,181
132,000 5.500%,  11/15/2027 135,960
United Rentals North America, Inc.
15,000 5.500%,  5/15/2027 15,600
57,000 4.875%,  1/15/2028 59,900
20,000 4.000%,  7/15/2030 20,550
Vertiv Group Corporation
16,000 4.125%,  11/15/2028
a
16,160
Victors Merger Corporation
25,000 6.375%,  5/15/2029
a
23,500
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
14,925
WESCO Distribution, Inc.
55,000 7.250%,  6/15/2028
a
60,294
Total 1,982,182
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
18,367
3.734%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
18,720
Residential Accredit Loans, Inc.
Trust
52,296
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 50,875
Total 69,595
Communications Services (4.1%)
Altice France SA
20,000 5.500%,  1/15/2028
a
19,848
30,000 5.125%,  7/15/2029
a
29,263
101,000 5.500%,  10/15/2029
a
99,485
Cable One, Inc., Convertible
34,000 1.125%,  3/15/2028
a
33,654
CCO Holdings, LLC
27,000 5.500%,  5/1/2026
a
27,816
10,000 5.125%,  5/1/2027
a
10,300
34,000 4.750%,  3/1/2030
a
35,360
85,000 4.500%,  8/15/2030
a
86,971
45,000 4.250%,  1/15/2034
a
44,272
Cengage Learning, Inc.
32,000 9.500%,  6/15/2024
a
32,200
Clear Channel Worldwide
Holdings, Inc.
50,000 7.750%,  4/15/2028
a
53,500
Principal
Amount Long-Term Fixed Income (57.4%) Value
Communications Services (4.1%) - continued
Consolidated Communications,
Inc.
$ 25,000 5.000%,  10/1/2028
a
$ 25,250
CSC Holdings, LLC
57,000 5.375%,  2/1/2028
a
59,016
56,000 4.125%,  12/1/2030
a
54,670
Cumulus Media New Holdings,
Inc.
40,000 6.750%,  7/1/2026
a
41,500
DIRECTV Holdings, LLC
54,000 5.875%,  8/15/2027
a
55,280
DISH DBS Corporation
37,000 5.250%,  12/1/2026
a
37,584
40,000 7.375%,  7/1/2028 40,500
28,000 5.750%,  12/1/2028
a
28,280
Entercom Media Corporation
63,000 6.500%,  5/1/2027
a
62,320
Front Range BidCo, Inc.
26,000 4.000%,  3/1/2027
a
25,630
Frontier Communications
Holdings, LLC
48,000 5.875%,  10/15/2027
a
50,760
GCI, LLC
35,000 4.750%,  10/15/2028
a
35,919
Gray Escrow II, Inc.
85,000 5.375%,  11/15/2031
a
87,444
Gray Television, Inc.
40,000 4.750%,  10/15/2030
a
39,750
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 22,385
iHeartCommunications, Inc.
40,000 4.750%,  1/15/2028
a
40,565
LCPR Senior Secured Financing
DAC
36,000 6.750%,  10/15/2027
a
37,800
Level 3 Financing, Inc.
82,000 4.625%,  9/15/2027
a
83,640
35,000 4.250%,  7/1/2028
a
34,650
Netflix, Inc.
59,000 4.875%,  4/15/2028 67,260
Nexstar Escrow Corporation
72,000 5.625%,  7/15/2027
a
75,897
Radiate Holdco, LLC
25,000 6.500%,  9/15/2028
a
25,113
Scripps Escrow II, Inc.
15,000 5.375%,  1/15/2031
a
15,244
Scripps Escrow, Inc.
30,000 5.875%,  7/15/2027
a
31,517
Sinclair Television Group, Inc.
60,000 5.500%,  3/1/2030
a
58,200
Sirius XM Radio, Inc.
35,000 5.000%,  8/1/2027
a
36,377
20,000 4.000%,  7/15/2028
a
20,112
30,000 4.125%,  7/1/2030
a
30,000
Sprint Capital Corporation
71,000 6.875%,  11/15/2028 89,815
10,000 8.750%,  3/15/2032 15,000
Sprint Corporation
92,000 7.625%,  2/15/2025 105,800

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.4%) Value
Communications Services (4.1%) - continued
Telesat Canada
$ 20,000 4.875%,  6/1/2027
a
$ 17,660
10,000 6.500%,  10/15/2027
a
7,760
Terrier Media Buyer, Inc.
30,000 8.875%,  12/15/2027
a
32,423
T-Mobile USA, Inc.
75,000 2.875%,  2/15/2031 74,070
United States Cellular Corporation
35,000 6.700%,  12/15/2033 42,299
Uniti Fiber Holdings, Inc.,
Convertible
8,000 4.000%,  6/15/2024
a
10,855
Uniti Group, LP
10,000 4.750%,  4/15/2028
a
9,917
ViacomCBS, Inc.
44,000 5.875%,  2/28/2057
b
43,876
Viasat, Inc.
25,000 6.500%,  7/15/2028
a
25,062
Vodafone Group plc
64,000 7.000%,  4/4/2079
b
77,407
VTR Finance NV
30,000 6.375%,  7/15/2028
a
31,200
Ziggo BV
60,000 5.500%,  1/15/2027
a
61,650
15,000 4.875%,  1/15/2030
a
15,384
Total 2,355,510
Consumer Cyclical (5.9%)
1011778 B.C., ULC
60,000 4.375%,  1/15/2028
a
61,200
Allen Media, LLC
38,000 10.500%,  2/15/2028
a
39,646
Allied Universal Holdco, LLC
20,000 6.625%,  7/15/2026
a
20,984
70,000 4.625%,  6/1/2028
a
69,957
32,000 6.000%,  6/1/2029
a
31,120
Allison Transmission, Inc.
52,000 4.750%,  10/1/2027
a
54,158
20,000 3.750%,  1/30/2031
a
19,500
American Axle & Manufacturing,
Inc.
60,000 6.500%,  4/1/2027 62,325
Arko Corporation
27,000 5.125%,  11/15/2029
a
26,089
Ashton Woods USA, LLC
25,000 4.625%,  8/1/2029
a
24,687
Bloomin' Brands, Inc., Convertible
7,000 5.000%,  5/1/2025 13,576
Boyd Gaming Corporation
40,000 4.750%,  6/15/2031
a
40,800
Boyne USA, Inc.
30,000 4.750%,  5/15/2029
a
30,900
Brookfield Residential Properties,
Inc.
30,000 6.250%,  9/15/2027
a
31,314
50,000 5.000%,  6/15/2029
a
50,035
Burlington Stores, Inc., Convertible
24,000 2.250%,  4/15/2025 35,655
Caesars Entertainment, Inc.
60,000 6.250%,  7/1/2025
a
62,977
Principal
Amount Long-Term Fixed Income (57.4%) Value
Consumer Cyclical (5.9%) - continued
$ 40,000 8.125%,  7/1/2027
a
$ 44,298
41,000 4.625%,  10/15/2029
a
41,000
Carnival Corporation
48,000 7.625%,  3/1/2026
a
50,316
40,000 5.750%,  3/1/2027
a
40,000
35,000 4.000%,  8/1/2028
a
34,737
27,000 6.000%,  5/1/2029
a
26,865
Cedar Fair, LP
20,000 5.375%,  4/15/2027 20,500
55,000 5.250%,  7/15/2029 56,375
Churchill Downs, Inc.
20,000 4.750%,  1/15/2028
a
20,700
Cinemark USA, Inc.
20,000 5.875%,  3/15/2026
a
20,250
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
15,900
Dana, Inc.
45,000 5.625%,  6/15/2028 47,812
Dick's Sporting Goods, Inc.,
Convertible
7,000 3.250%,  4/15/2025 24,736
Empire Communities Corporation
40,000 7.000%,  12/15/2025
a
41,400
Expedia Group, Inc., Convertible
18,000 Zero Coupon,  2/15/2026
a,d
20,709
Ford Motor Company
25,000 3.250%,  2/12/2032 25,600
Ford Motor Company, Convertible
56,000 Zero Coupon,  3/15/2026
a
77,035
Ford Motor Credit Company, LLC
105,000 4.063%,  11/1/2024 110,478
60,000 4.134%,  8/4/2025 63,675
54,000 2.700%,  8/10/2026 54,472
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
a
37,092
Gap, Inc.
12,000 3.625%,  10/1/2029
a
11,869
General Motors Financial
Company, Inc.
40,000 5.700%,  9/30/2030
b,c
45,600
Golden Nugget, Inc.
30,000 6.750%,  10/15/2024
a
30,000
Goodyear Tire & Rubber Company
30,000 5.000%,  7/15/2029
a
32,226
15,000 5.250%,  7/15/2031
a
16,286
Guitar Center Escrow Issuer II, Inc.
12,000 8.500%,  1/15/2026
a
12,876
Hanesbrands, Inc.
36,000 4.875%,  5/15/2026
a
38,475
Herc Holdings, Inc.
40,000 5.500%,  7/15/2027
a
41,600
Hilton Domestic Operating
Company, Inc.
37,000 4.875%,  1/15/2030 39,544
Hilton Grand Vacations Borrower
Escrow, LLC
50,000 5.000%,  6/1/2029
a
51,250
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 51,500
International Game Technology plc
45,000 5.250%,  1/15/2029
a
47,680

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.4%) Value
Consumer Cyclical (5.9%) - continued
KB Home
$ 35,000 4.800%,  11/15/2029 $ 38,203
L Brands, Inc.
74,000 6.625%,  10/1/2030
a
83,805
10,000 6.875%,  11/1/2035 12,425
Macy's Retail Holdings, LLC
35,000 5.875%,  4/1/2029
a
37,319
Magic MergerCo, Inc.
60,000 5.250%,  5/1/2028
a
60,026
Mattamy Group Corporation
60,000 5.250%,  12/15/2027
a
63,105
MGM Resorts International
15,000 6.000%,  3/15/2023 15,675
55,000 5.500%,  4/15/2027 58,575
Penn National Gaming, Inc.
35,000 4.125%,  7/1/2029
a
33,950
PetSmart, Inc.
60,000 4.750%,  2/15/2028
a
61,575
37,000 7.750%,  2/15/2029
a
40,191
Prime Security Services Borrower,
LLC
122,000 5.750%,  4/15/2026
a
130,988
Real Hero Merger Sub 2, Inc.
30,000 6.250%,  2/1/2029
a
29,953
Realogy Group, LLC
50,000 5.750%,  1/15/2029
a
51,250
Rite Aid Corporation
45,000 7.500%,  7/1/2025
a
46,260
Royal Caribbean Cruises, Ltd.
55,000 9.125%,  6/15/2023
a
58,163
57,000 4.250%,  7/1/2026
a
55,210
30,000 5.500%,  4/1/2028
a
30,347
Scientific Games International, Inc.
62,000 7.250%,  11/15/2029
a
69,130
SeaWorld Parks and
Entertainment, Inc.
44,000 5.250%,  8/15/2029
a
44,803
Service Properties Trust
13,000 7.500%,  9/15/2025 14,085
Six Flags Theme Parks, Inc.
30,000 7.000%,  7/1/2025
a
32,038
Staples, Inc.
60,000 7.500%,  4/15/2026
a
61,650
Station Casinos, LLC
32,000 4.625%,  12/1/2031
a
32,262
Tenneco, Inc.
45,000 5.000%,  7/15/2026
d
43,256
TripAdvisor, Inc., Convertible
6,000 0.250%,  4/1/2026
a
5,265
Uber Technologies, Inc.
30,000 6.250%,  1/15/2028
a,d
32,205
Vail Resorts, Inc., Convertible
9,000 Zero Coupon,  1/1/2026 9,592
Wabash National Corporation
42,000 4.500%,  10/15/2028
a
42,420
Wyndham Destinations, Inc.
35,000 6.625%,  7/31/2026
a
38,809
Wyndham Hotels & Resorts, Inc.
20,000 4.375%,  8/15/2028
a
20,600
Principal
Amount Long-Term Fixed Income (57.4%) Value
Consumer Cyclical (5.9%) - continued
Yum! Brands, Inc.
$ 59,000 4.750%,  1/15/2030
a
$ 63,868
ZF North America Capital, Inc.
30,000 4.750%,  4/29/2025
a
32,175
Total 3,416,957
Consumer Non-Cyclical (4.1%)
Albertson's Companies, Inc.
57,000 3.500%,  3/15/2029
a
57,112
20,000 4.875%,  2/15/2030
a
21,594
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
a
46,000
60,000 5.000%,  2/15/2029
a
52,950
Centene Corporation
55,000 4.250%,  12/15/2027 57,337
75,000 4.625%,  12/15/2029 80,884
25,000 3.000%,  10/15/2030 25,413
Central Garden & Pet Company
50,000 4.125%,  10/15/2030 50,438
Community Health Systems, Inc.
25,000 5.625%,  3/15/2027
a
26,458
20,000 6.000%,  1/15/2029
a
21,325
50,000 6.875%,  4/15/2029
a
50,937
Coty, Inc.
33,000 5.000%,  4/15/2026
a
33,991
DaVita, Inc.
60,000 4.625%,  6/1/2030
a
61,425
Edgewell Personal Care Company
30,000 5.500%,  6/1/2028
a
31,844
Encompass Health Corporation
60,000 4.500%,  2/1/2028 61,725
Endo Finance, LLC
20,000 9.500%,  7/31/2027
a
20,358
Energizer Holdings, Inc.
10,000 4.750%,  6/15/2028
a
10,213
35,000 4.375%,  3/31/2029
a
34,158
H. J. Heinz Company
10,000 5.200%,  7/15/2045 12,715
HCA, Inc.
130,000 5.375%,  2/1/2025 142,870
17,000 5.875%,  2/1/2029 20,256
HFC Prestige Products, Inc.
53,000 4.750%,  1/15/2029
a
53,861
HLF Financing SARL, LLC
70,000 4.875%,  6/1/2029
a
68,684
Ionis Pharmaceuticals, Inc.,
Convertible
4,000 0.125%,  12/15/2024 3,575
Jazz Investments I, Ltd.,
Convertible
28,000 2.000%,  6/15/2026 31,605
JBS USA, LLC
104,000 6.500%,  4/15/2029
a
114,401
Kraft Foods Group, Inc.
14,000 5.000%,  6/4/2042 17,415
Kraft Heinz Foods Company
75,000 3.750%,  4/1/2030 80,957
Mattel, Inc.
45,000 3.375%,  4/1/2026
a
46,148

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.4%) Value
Consumer Non-Cyclical (4.1%) - continued
Molina Healthcare, Inc.
$ 50,000 4.375%,  6/15/2028
a
$ 51,500
Mozart Debt Merger Sub, Inc.
57,000 3.875%,  4/1/2029
a
56,799
53,000 5.250%,  10/1/2029
a
53,723
MPH Acquisition Holdings, LLC
26,000 5.750%,  11/1/2028
a
24,726
Ortho-Clinical Diagnostics, Inc.
30,000 7.250%,  2/1/2028
a
32,250
Par Pharmaceutical, Inc.
40,000 7.500%,  4/1/2027
a
40,877
Pilgrim's Pride Corporation
35,000 3.500%,  3/1/2032
a
35,350
Post Holdings, Inc.
17,000 5.500%,  12/15/2029
a
17,861
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,b,c
43,200
Scotts Miracle-Gro Company
50,000 4.500%,  10/15/2029 52,125
SEG Holding, LLC
55,000 5.625%,  10/15/2028
a
57,613
Simmons Foods, Inc.
45,000 4.625%,  3/1/2029
a
44,325
Spectrum Brands, Inc.
35,000 5.000%,  10/1/2029
a
36,706
10,000 5.500%,  7/15/2030
a
10,725
Syneos Health, Inc.
85,000 3.625%,  1/15/2029
a
83,938
Teleflex, Inc.
40,000 4.250%,  6/1/2028
a
41,208
Tenet Healthcare Corporation
10,000 4.625%,  7/15/2024 10,125
125,000 5.125%,  11/1/2027
a
130,156
15,000 6.125%,  10/1/2028
a
15,843
Teva Pharmaceutical Finance
Netherlands III BV
47,000 3.150%,  10/1/2026 44,180
TreeHouse Foods, Inc.
21,000 4.000%,  9/1/2028 20,160
United Natural Foods, Inc.
40,000 6.750%,  10/15/2028
a
42,832
VRX Escrow Corporation
69,000 6.125%,  4/15/2025
a
70,281
Winnebago Industries, Inc.,
Convertible
21,000 1.500%,  4/1/2025 28,012
Total 2,381,164
Energy (5.4%)
Antero Resources Corporation
57,000 5.375%,  3/1/2030
a
60,933
Apache Corporation
20,000 4.875%,  11/15/2027 21,800
40,000 4.375%,  10/15/2028 43,520
15,000 5.100%,  9/1/2040 16,950
Archrock Partners, LP
57,000 6.250%,  4/1/2028
a
59,435
BP Capital Markets plc
80,000 4.875%,  3/22/2030
b,c
86,400
Principal
Amount Long-Term Fixed Income (57.4%) Value
Energy (5.4%) - continued
Buckeye Partners, LP
$ 40,000 3.950%,  12/1/2026 $ 40,768
Cheniere Energy Partners, LP
35,000 4.500%,  10/1/2029 37,100
15,000 3.250%,  1/31/2032
a
15,150
Cheniere Energy, Inc.
20,000 4.625%,  10/15/2028 21,274
Cheniere Energy, Inc., Convertible
3,000 4.250%,  3/15/2045 2,525
CNX Resources Corporation
37,000 6.000%,  1/15/2029
a
38,480
CNX Resources Corporation,
Convertible
21,000 2.250%,  5/1/2026 27,447
Comstock Resources, Inc.
17,000 6.750%,  3/1/2029
a
18,438
25,000 5.875%,  1/15/2030
a
25,625
Continental Resources, Inc.
25,000 4.375%,  1/15/2028 27,026
25,000 5.750%,  1/15/2031
a
29,440
CQP Holdco, LP
34,000 5.500%,  6/15/2031
a
35,487
DT Midstream, Inc.
40,000 4.125%,  6/15/2029
a
40,950
10,000 4.375%,  6/15/2031
a
10,400
Enbridge, Inc.
137,000 6.250%,  3/1/2078
b
148,698
48,000 5.750%,  7/15/2080
b
53,280
Endeavor Energy Resources, LP
30,000 5.750%,  1/30/2028
a
31,977
Energean Israel Finance, Ltd.
40,000 4.500%,  3/30/2024
a
40,200
EnLink Midstream Partners, LP
50,000 4.850%,  7/15/2026 52,625
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
b
70,308
EQM Midstream Partners, LP
67,000 6.500%,  7/1/2027
a
75,040
EQT Corporation
10,000 3.125%,  5/15/2026
a
10,265
41,000 3.900%,  10/1/2027 43,973
EQT Corporation, Convertible
23,000 1.750%,  5/1/2026 38,330
Genesis Energy, LP
10,000 6.500%,  10/1/2025 9,875
20,000 8.000%,  1/15/2027 20,611
Harvest Midstream, LP
50,000 7.500%,  9/1/2028
a
53,500
Hess Midstream Operations, LP
35,000 5.625%,  2/15/2026
a
36,050
Hilcorp Energy I, LP
40,000 5.750%,  2/1/2029
a
41,229
ITT Holdings, LLC
47,000 6.500%,  8/1/2029
a
46,530
Laredo Petroleum, Inc.
72,000 7.750%,  7/31/2029
a
70,200
MPLX, LP
107,000 6.875%,  2/15/2023
b,c
107,268

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.4%) Value
Energy (5.4%) - continued
Murphy Oil Corporation
$ 42,000 5.875%,  12/1/2027 $ 43,364
Nabors Industries, Ltd.
45,000 7.250%,  1/15/2026
a
41,625
Newfield Exploration Company
20,000 5.625%,  7/1/2024 22,016
NGL Energy Operating, LLC
35,000 7.500%,  2/1/2026
a
36,096
NGL Energy Partners, LP
20,000 7.500%,  11/1/2023 19,700
NuStar Logistics, LP
45,000 5.750%,  10/1/2025 48,425
Oasis Petroleum, Inc.
35,000 6.375%,  6/1/2026
a
36,663
Occidental Petroleum Corporation
60,000 3.400%,  4/15/2026 61,541
20,000 8.500%,  7/15/2027 24,950
107,000 3.500%,  8/15/2029 109,921
20,000 6.450%,  9/15/2036 25,500
30,000 4.400%,  4/15/2046 30,750
Ovintiv, Inc.
35,000 7.375%,  11/1/2031 45,623
10,000 6.625%,  8/15/2037 13,091
PBF Holding Company, LLC
20,000 9.250%,  5/15/2025
a
19,025
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 12,473
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,c
50,925
Precision Drilling Corporation
42,000 6.875%,  1/15/2029
a
42,807
SM Energy Company
15,000 6.500%,  7/15/2028 15,525
Southwestern Energy Company
20,000 5.375%,  2/1/2029 21,150
21,000 4.750%,  2/1/2032 22,115
Summit Midstream Holdings, LLC
39,000 8.500%,  10/15/2026
a
40,635
Sunoco, LP
40,000 6.000%,  4/15/2027 41,716
5,000 5.875%,  3/15/2028 5,288
29,000 4.500%,  4/30/2030
a
29,723
Tallgrass Energy Finance
Corporation
72,000 5.500%,  1/15/2028
a
71,370
Targa Resources Partners, LP
20,000 5.375%,  2/1/2027 20,611
35,000 5.000%,  1/15/2028 36,879
17,000 4.875%,  2/1/2031 18,461
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a
25,375
TransCanada Trust
160,000 5.300%,  3/15/2077
b
165,400
Transocean Proteus, Ltd.
10,000 6.250%,  12/1/2024
a
9,850
Transocean, Inc.
37,000 11.500%,  1/30/2027
a
36,260
USA Compression Partners, LP
15,000 6.875%,  4/1/2026 15,600
Principal
Amount Long-Term Fixed Income (57.4%) Value
Energy (5.4%) - continued
Venture Global Calcasieu Pass,
LLC
$ 38,000 3.875%,  8/15/2029
a
$ 39,425
20,000 4.125%,  8/15/2031
a
21,200
Vine Energy Holdings, LLC
37,000 6.750%,  4/15/2029
a
40,145
W&T Offshore, Inc.
16,000 9.750%,  11/1/2023
a
15,280
Weatherford International, Ltd.
44,000 8.625%,  4/30/2030
a
45,679
Western Midstream Operating, LP
69,000 3.950%,  6/1/2025 72,308
10,000 5.500%,  8/15/2048 11,945
Total 3,115,542
Financials (18.4%)
Air Lease Corporation
174,000 4.650%,  6/15/2026
b,c
180,307
Aircastle, Ltd.
115,000 5.250%,  6/15/2026
a,b,c
117,300
Alliant Holdings Intermediate, LLC
22,000 6.750%,  10/15/2027
a
22,825
Ally Financial, Inc.
50,000 5.750%,  11/20/2025 56,391
128,000 4.700%,  5/15/2026
b,c
132,800
95,000 4.700%,  5/15/2028
b,c
97,926
Altice Financing SA
15,000 5.750%,  8/15/2029
a
14,850
American Express Company
85,000 3.550%,  9/15/2026
b,c
85,149
American Finance Trust, Inc.
32,000 4.500%,  9/30/2028
a
32,236
AmWINS Group, Inc.
25,000 4.875%,  6/30/2029
a
25,250
Ares Capital Corporation,
Convertible
12,000 4.625%,  3/1/2024 13,726
BAC Capital Trust XIV
74,000
4.000%,  (LIBOR 3M +
0.400%), 1/19/2022
b,c
73,664
Banco Santander SA
115,000 4.750%,  11/12/2026
b,c
114,918
Bank of America Corporation
284,000 6.250%,  9/5/2024
b,c
305,655
82,000 6.100%,  3/17/2025
b,c
88,867
40,000 6.300%,  3/10/2026
b,c
45,000
184,000 5.875%,  3/15/2028
b,c
204,700
Bank of New York Mellon
Corporation
20,000 4.700%,  9/20/2025
b,c
21,335
Bank of Nova Scotia
212,000 4.900%,  6/4/2025
b,c
227,171
Barclays plc
100,000 8.000%,  6/15/2024
b,c
110,528
75,000 4.375%,  3/15/2028
b,c
73,462
BNP Paribas SA
105,000 6.625%,  3/25/2024
a,b,c
113,011
CANPACK SA
50,000 3.125%,  11/1/2025
a
50,000

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.4%) Value
Financials (18.4%) - continued
Capital One Financial Corporation
$ 36,000 3.950%,  9/1/2026
b,c
$ 36,180
Cascades USA, Inc.
30,000 5.125%,  1/15/2026
a
31,200
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
b,c
191,840
128,000 4.000%,  6/1/2026
b,c
130,560
125,000 4.000%,  12/1/2030
b,c
126,250
Chobani, LLC
73,000 4.625%,  11/15/2028
a
75,004
Citigroup, Inc.
82,000 5.950%,  1/30/2023
b,c
84,460
68,000 5.000%,  9/12/2024
b,c
70,040
144,000 5.950%,  5/15/2025
b,c
154,080
45,000 4.000%,  12/10/2025
b,c
45,337
225,000 3.875%,  2/18/2026
b,c
225,000
107,000 4.150%,  11/15/2026
b,c
108,739
Citizens Financial Group, Inc.
80,000 4.000%,  10/6/2026
b,c
80,000
Coinbase Global, Inc.
22,000 3.625%,  10/1/2031
a
20,240
Coinbase Global, Inc., Convertible
13,000 0.500%,  6/1/2026
a
13,917
Comerica, Inc.
20,000 5.625%,  7/1/2025
b,c
21,800
Credit Acceptance Corporation
52,000 5.125%,  12/31/2024
a
53,300
Credit Agricole SA
48,000 6.875%,  9/23/2024
a,b,c
52,380
40,000 8.125%,  12/23/2025
a,b,c
47,370
Credit Suisse Group AG
56,000 7.500%,  12/11/2023
a,b,c
60,480
40,000 7.250%,  9/12/2025
a,b,c
43,955
Dai-ichi Life Insurance Company,
Ltd.
230,000 5.100%,  10/28/2024
a,b,c,d
247,538
Deutsche Bank AG
225,000 6.000%,  10/30/2025
b,c
233,719
Diversified Healthcare Trust
25,000 4.375%,  3/1/2031 24,010
Drawbridge Special Opportunities
Fund, LP
60,000 3.875%,  2/15/2026
a
61,114
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 8,640
Fifth Third Bancorp
91,000 4.500%,  9/30/2025
b,c
96,346
Fortress Transportation and
Infrastructure Investors, LLC
20,000 6.500%,  10/1/2025
a
20,675
20,000 5.500%,  5/1/2028
a
20,382
FTI Consulting, Inc., Convertible
18,000 2.000%,  8/15/2023 27,864
Global Net Lease, Inc.
50,000 3.750%,  12/15/2027
a
48,831
Goldman Sachs Group, Inc.
215,000 5.500%,  8/10/2024
b,c
226,825
115,000 4.400%,  2/10/2025
b,c
115,748
130,000 3.650%,  8/10/2026
b,c
128,700
105,000 4.125%,  11/10/2026
b,c
106,726
Principal
Amount Long-Term Fixed Income (57.4%) Value
Financials (18.4%) - continued
Hartford Financial Services Group,
Inc.
$ 100,000
2.281%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
$ 95,272
HSBC Holdings plc
55,000 6.375%,  3/30/2025
b,c
59,360
66,000 6.500%,  3/23/2028
b,c
72,698
85,000 4.600%,  12/17/2030
b,c
84,930
115,000 6.500%,  9/15/2037 159,108
HUB International, Ltd.
28,000 5.625%,  12/1/2029
a
28,846
Huntington Bancshares, Inc.
104,000 4.450%,  10/15/2027
b,c
109,850
Icahn Enterprises, LP
30,000 6.375%,  12/15/2025 30,525
72,000 5.250%,  5/15/2027 74,047
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
67,404
iStar, Inc.
45,000 4.250%,  8/1/2025 46,013
iStar, Inc., Convertible
14,000 3.125%,  9/15/2022 26,293
J.P. Morgan Chase & Company
140,000
3.451%,  (LIBOR 3M +
3.320%), 4/1/2022
b,c
140,520
105,000 5.150%,  5/1/2023
b,c
107,569
40,000 6.000%,  8/1/2023
b,c
41,700
40,000 6.750%,  2/1/2024
b,c
43,355
268,000 5.000%,  8/1/2024
b,c
275,370
85,000 3.650%,  6/1/2026
b,c
84,788
J.P. Morgan Chase Capital XXIII
100,000
1.156%,  (LIBOR 3M +
1.000%), 5/15/2047
b
84,060
Jefferies Finance, LLC
57,000 5.000%,  8/15/2028
a
58,425
KKR Real Estate Finance Trust,
Inc., Convertible
5,000 6.125%,  5/15/2023 5,276
Lincoln National Corporation
100,000
2.515%,  (LIBOR 3M +
2.358%), 2/17/2022
b
88,750
Lloyds Banking Group plc
40,000 7.500%,  6/27/2024
b,c
44,224
LPL Holdings, Inc.
30,000 4.000%,  3/15/2029
a
30,713
M&T Bank Corporation
100,000 3.500%,  9/1/2026
b,c
97,980
MetLife, Inc.
140,000 3.850%,  9/15/2025
b,c
142,800
152,000 5.875%,  3/15/2028
b,c
170,700
MGM Growth Properties Operating
Partnership, LP
17,000 4.625%,  6/15/2025
a
18,124
55,000 4.500%,  9/1/2026 59,125
MPT Operating Partnership, LP
40,000 4.625%,  8/1/2029 42,200
NatWest Group plc
95,000 4.600%,  6/28/2031
b,c
93,100
Navient Corporation
37,000 5.500%,  1/25/2023 38,536
10,000 5.000%,  3/15/2027 10,199

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.4%) Value
Financials (18.4%) - continued
NFP Corporation
$ 20,000 6.875%,  8/15/2028
a
$ 20,052
Nippon Life Insurance Company
160,000 2.900%,  9/16/2051
a,b
158,222
172,000 5.100%,  10/16/2044
a,b
185,115
172,000 3.400%,  1/23/2050
a,b
177,590
OneMain Finance Corporation
42,000 6.875%,  3/15/2025 46,725
35,000 7.125%,  3/15/2026 39,900
15,000 3.500%,  1/15/2027 14,831
20,000 6.625%,  1/15/2028 22,400
Park Intermediate Holdings, LLC
15,000 4.875%,  5/15/2029
a
15,338
Pebblebrook Hotel Trust,
Convertible
7,000 1.750%,  12/15/2026 7,708
PennyMac Financial Services, Inc.
35,000 4.250%,  2/15/2029
a
33,649
Playtika Holding Corporation
20,000 4.250%,  3/15/2029
a
19,600
PNC Financial Services Group,
Inc.
95,000 3.400%,  9/15/2026
b,c
93,503
Provident Financing Trust I
25,000 7.405%,  3/15/2038 30,500
Prudential Financial, Inc.
138,000 5.625%,  6/15/2043
b
143,590
126,000 5.200%,  3/15/2044
b
131,213
20,000 3.700%,  10/1/2050
b
20,232
Radian Group, Inc.
37,000 4.875%,  3/15/2027 39,703
Regions Financial Corporation
80,000 5.750%,  6/15/2025
b,c
87,600
Rocket Mortgage Co-Issuer, Inc.
30,000 3.625%,  3/1/2029
a
30,113
Service Properties Trust
30,000 4.750%,  10/1/2026 29,175
9,000 4.950%,  2/15/2027 8,730
20,000 5.500%,  12/15/2027 20,526
Societe Generale SA
40,000 8.000%,  9/29/2025
a,b,c
46,236
Standard Chartered plc
105,000 6.000%,  7/26/2025
a,b,c
111,956
Starwood Property Trust, Inc.,
Convertible
11,000 4.375%,  4/1/2023 11,516
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
a,b
182,875
Summit Hotel Properties, Inc.,
Convertible
8,000 1.500%,  2/15/2026 8,344
SVB Financial Group
130,000 4.000%,  5/15/2026
b,c
130,650
80,000 4.250%,  11/15/2026
b,c
81,120
Truist Financial Corporation
160,000 4.950%,  9/1/2025
b,c
171,663
90,000 5.100%,  3/1/2030
b,c
100,575
U.S. Bancorp
120,000 3.700%,  1/15/2027
b,c
119,976
United Wholesale Mortgage, LLC
40,000 5.500%,  4/15/2029
a
39,250
Principal
Amount Long-Term Fixed Income (57.4%) Value
Financials (18.4%) - continued
USB Realty Corporation
$ 133,000
1.271%,  (LIBOR 3M +
1.147%), 1/15/2027
a,b,c
$ 113,458
VICI Properties, LP
20,000 4.250%,  12/1/2026
a
20,829
10,000 3.750%,  2/15/2027
a
10,328
35,000 4.625%,  12/1/2029
a
37,248
Wells Fargo & Company
212,000 3.900%,  3/15/2026
b,c
217,830
30,000
0.624%,  (LIBOR 3M +
0.500%), 1/15/2027
b
29,085
Total 10,587,135
Technology (2.1%)
Akamai Technologies, Inc.,
Convertible
21,000 0.125%,  5/1/2025 27,485
14,000 0.375%,  9/1/2027 16,372
Black Knight InfoServ, LLC
46,000 3.625%,  9/1/2028
a
45,940
CommScope Technologies
Finance, LLC
30,000 6.000%,  6/15/2025
a
30,000
CommScope, Inc.
30,000 7.125%,  7/1/2028
a
29,475
Gartner, Inc.
30,000 3.625%,  6/15/2029
a
30,331
40,000 3.750%,  10/1/2030
a
40,896
InterDigital, Inc., Convertible
5,000 2.000%,  6/1/2024 5,481
Iron Mountain, Inc.
15,000 5.000%,  7/15/2028
a
15,412
37,000 4.875%,  9/15/2029
a
38,294
48,000 4.500%,  2/15/2031
a
48,513
Lumentum Holdings, Inc.,
Convertible
15,000 0.250%,  3/15/2024 26,644
Microchip Technology, Inc.,
Convertible
13,000 1.625%,  2/15/2027 33,069
MSCI, Inc.
40,000 4.000%,  11/15/2029
a
41,800
NCR Corporation
92,000 6.125%,  9/1/2029
a
98,315
NortonLifeLock, Inc., Convertible
22,000 2.000%,  8/15/2022
a
28,369
Nuance Communications, Inc.,
Convertible
13,000 1.250%,  4/1/2025 36,644
Open Text Corporation
50,000 4.125%,  2/15/2030
a
51,500
Progress Software Corporation,
Convertible
3,000 1.000%,  4/15/2026
a
3,111
PTC, Inc.
10,000 3.625%,  2/15/2025
a
10,137
35,000 4.000%,  2/15/2028
a
35,613
Qorvo, Inc.
35,000 3.375%,  4/1/2031
a
35,628

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.4%) Value
Technology (2.1%) - continued
Rackspace Technology Global,
Inc.
$ 35,000 5.375%,  12/1/2028
a,d
$ 34,125
Seagate HDD Cayman
69,000 3.125%,  7/15/2029 67,378
62,000 3.375%,  7/15/2031 60,333
Sensata Technologies, Inc.
60,000 3.750%,  2/15/2031
a
59,787
Shift4 Payments, LLC
10,000 4.625%,  11/1/2026
a
10,360
SS&C Technologies, Inc.
102,000 5.500%,  9/30/2027
a
106,590
Switch, Ltd.
45,000 3.750%,  9/15/2028
a
45,338
Teradyne, Inc., Convertible
3,000 1.250%,  12/15/2023 15,518
Verint Systems, Inc., Convertible
7,000 0.250%,  4/15/2026
a
7,451
Viavi Solutions, Inc.
32,000 3.750%,  10/1/2029
a
31,998
Viavi Solutions, Inc., Convertible
2,000 1.000%,  3/1/2024 2,833
Vishay Intertechnology, Inc.,
Convertible
14,000 2.250%,  6/15/2025 14,473
Ziff Davis, Inc., Convertible
30,000 1.750%,  11/1/2026
a
37,073
Total 1,222,286
Transportation (1.0%)
AerCap Holdings NV
60,000 5.875%,  10/10/2079
b
62,100
Air Canada
10,000 3.875%,  8/15/2026
a
10,200
Air Transport Services Group, Inc.,
Convertible
10,000 1.125%,  10/15/2024 11,125
American Airlines, Inc.
62,000 11.750%,  7/15/2025
a
76,493
83,000 5.500%,  4/20/2026
a
86,310
5,000 5.750%,  4/20/2029
a
5,344
Avis Budget Car Rental, LLC
40,000 5.375%,  3/1/2029
a,d
42,193
Delta Air Lines, Inc.
35,000 7.000%,  5/1/2025
a
40,019
Greenbrier Companies, Inc.,
Convertible
9,000 2.875%,  4/15/2028
a
9,810
Hertz Corporation
28,000 4.625%,  12/1/2026
a
28,175
33,000 5.000%,  12/1/2029
a
33,028
JetBlue Airways Corporation,
Convertible
20,000 0.500%,  4/1/2026
a
18,644
Meritor, Inc., Convertible
23,000 3.250%,  10/15/2037 25,042
Southwest Airlines Company,
Convertible
24,000 1.250%,  5/1/2025 31,992
United Airlines, Inc.
52,000 4.375%,  4/15/2026
a
54,222
Principal
Amount Long-Term Fixed Income (57.4%) Value
Transportation (1.0%) - continued
$ 45,000 4.625%,  4/15/2029
a
$ 46,406
XPO Logistics, Inc.
10,000 6.250%,  5/1/2025
a
10,463
Total 591,566
U.S. Government & Agencies (7.5%)
U.S. Treasury Bonds
1,765,000 1.125%,  2/15/2031 1,712,947
U.S. Treasury Notes
2,660,000 0.375%,  1/31/2026 2,573,342
Total 4,286,289
Utilities (3.3%)
American Electric Power
Company, Inc.
200,000 3.875%,  2/15/2062
b
203,037
Calpine Corporation
60,000 4.500%,  2/15/2028
a
62,250
Dominion Energy, Inc.
111,000 4.650%,  12/15/2024
b,c
115,717
120,000 4.350%,  1/15/2027
b,c
123,900
Duke Energy Corporation
102,000 3.250%,  1/15/2082
b
99,419
51,000 4.875%,  9/16/2024
b,c
52,912
Edison International
170,000 5.000%,  12/15/2026
b,c
173,706
Energy Transfer, LP
84,000 6.500%,  11/15/2026
b,c
85,470
NextEra Energy Capital Holdings,
Inc.
145,000 3.800%,  3/15/2082
b
147,514
NextEra Energy Operating
Partners, LP
60,000 3.875%,  10/15/2026
a
63,540
NextEra Energy Partners, LP,
Convertible
33,000 Zero Coupon,  11/15/2025
a
37,604
NiSource, Inc.
77,000 5.650%,  6/15/2023
b,c
79,118
NRG Energy, Inc.
60,000 3.375%,  2/15/2029
a
58,794
15,000 5.250%,  6/15/2029
a
16,071
NRG Energy, Inc., Convertible
16,000 2.750%,  6/1/2048 18,981
PG&E Corporation
40,000 5.000%,  7/1/2028 42,073
Sempra Energy
95,000 4.125%,  4/1/2052
b
96,205
40,000 4.875%,  10/15/2025
b,c
42,831
Southern Company
120,000 4.000%,  1/15/2051
b
122,700
64,000 3.750%,  9/15/2051
b
64,000
Suburban Propane Partners, LP
40,000 5.875%,  3/1/2027 41,300
20,000 5.000%,  6/1/2031
a
20,225
TerraForm Power Operating, LLC
55,000 5.000%,  1/31/2028
a
58,256

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.4%) Value
Utilities (3.3%) - continued
Vistra Operations Company, LLC
$ 40,000 5.000%,  7/31/2027
a
$ 41,513
Total 1,867,136
Total Long-Term Fixed Income
(cost $32,607,342) 33,051,790
Shares
Registered Investment
Companies ( 28.1% ) Value
Unaffiliated  (19.2%)
54,200 Aberdeen Asia-Pacific Income
Fund, Inc. 207,044
24,756 AllianceBernstein Global High
Income Fund, Inc. 300,290
3,923 Allspring Global Dividend
Opportunities Fund 23,107
32,456 Allspring Income Opportunities
Fund 297,297
16,188 Barings Global Short Duration
High Yield Fund 280,700
16,400 BlackRock Core Bond Trust 270,764
9,592 BlackRock Corporate High Yield
Fund, Inc. 118,365
20,292 BlackRock Credit Allocation
Income Trust 305,395
16,716 BlackRock Enhanced Global
Dividend Trust 203,601
15,906 BlackRock Multi-Sector Income
Trust 288,535
4,300 Blackstone Strategic Credit Fund
d
58,007
59,842 BNY Mellon High Yield Strategies
Fund 183,117
3,018 Brookfield Real Assets Income
Fund, Inc. 63,710
15,232 Delaware Ivy High Income
Opportunities Fund 212,182
24,960 Eaton Vance Limited Duration
Income Fund 326,976
3,399 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 36,267
17,514 First Trust High Income Long/Short
Fund 273,043
20,337 First Trust Senior Floating Rate
Income Fund II 245,264
14,542 Invesco Dynamic Credit
Opportunities Fund
e
171,719
25,400 Invesco Senior Loan ETF 561,340
3,500 Invesco Variable Rate Preferred
ETF 90,720
30,580 iShares S&P U.S. Preferred Stock
Index Fund
d
1,205,770
15,698 New America High Income Fund,
Inc. 146,462
39,362 Nuveen Credit Strategies Income
Fund 255,460
14,907 Nuveen Global High Income Fund 236,723
3,800 Nuveen Preferred Income
Opportunities Fund 37,088
3,800 Nuveen Quality Preferred Income
Fund II 36,936
10,208 Nuveen Senior Income Fund 60,227
17,804 Nuveen Short Duration Credit
Opportunities Fund 263,830
22,020 PGIM Global High Yield Fund, Inc. 332,282
Shares
Registered Investment
Companies (28.1%) Value
Unaffiliated  (19.2%)- continued
19,827 PGIM High Yield Bond Fund, Inc. $ 318,223
5,312 Pimco Dynamic Income Fund 137,634
3,644 Pioneer High Income Fund, Inc. 35,347
14,588 SPDR Bloomberg High Yield Bond
ETF
d
1,583,819
37,693 SPDR Bloomberg Short Term High
Yield Bond ETF 1,023,365
20,852 Templeton Emerging Markets
Income Fund 152,011
3,423 Tri-Continental Corporation 113,609
1,500 Vanguard Short-Term Corporate
Bond ETF
d
121,890
6,750 Virtus Dividend, Interest &
Premium Strategy Fund 108,405
5,493 Voya Asia Pacific High Dividend
Equity Income Fund 44,548
19,048 Voya Global Equity Dividend &
Premium Opportunity Fund 118,288
40,356 Western Asset High Income
Opportunity Fund, Inc. 209,851
Total 11,059,211
Affiliated  (8.9%)
536,783 Thrivent Core Emerging Markets
Debt Fund 5,153,115
Total 5,153,115
Total Registered Investment
Companies (cost $15,922,960) 16,212,326
Shares Preferred Stock ( 7.0% ) Value
Communications Services (0.7%)
10,950 AT&T, Inc., 4.750%
c
287,547
5,000 Telephone and Data Systems, Inc.,
6.000%
c
133,000
212 ViacomCBS, Inc., Convertible,
5.750% 10,647
Total 431,194
Consumer Staples (0.1%)
2,000 CHS, Inc., 6.750%
b,c
55,480
Total 55,480
Energy (0.3%)
10,535 Crestwood Equity Partners, LP,
9.250%
c
103,665
525 Energy Transfer, LP, 7.600%
b,c
13,309
1,415 NuStar Logistics, LP, 6.860%
b
35,686
Total 152,660
Financials (4.3%)
3,750 Aegon Funding Corporation II,
5.100% 100,462
7,000 Allstate Corporation, 5.100%
c
189,840
4,200 American International Group, Inc.
5.850%
c
113,778
6,500 Bank of America Corporation,
4.250%
c,f
164,905
1,000 Bank of America Corporation,
5.000%
c
26,580
1,089 Bank of America Corporation,
5.375%
c
29,207

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (7.0%) Value
Financials (4.3%) - continued
11 Bank of America Corporation,
Convertible, 7.250%
c
$ 15,899
4,250 Capital One Financial Corporation,
5.000%
c
113,688
2,000 Citigroup Capital XIII, 6.499%
b
55,800
6,700 Equitable Holdings, Inc., 5.250%
c
177,550
65 First Horizon Bank, 3.750%
a,b,c
56,824
2,000 First Horizon Corporation, 6.500%
c
55,180
6,500 First Republic Bank, 4.500%
c,f
169,000
5,700 J.P. Morgan Chase & Company,
4.200%
c
145,464
5,450 J.P. Morgan Chase & Company,
4.750%
c
143,553
1,700 J.P. Morgan Chase & Company,
5.750%
c
45,696
4,800 Morgan Stanley, 5.850%
b,c
139,632
4,200 Morgan Stanley, 7.125%
b,c
116,130
250 Synovus Financial Corporation,
5.875%
b,c
6,750
4,100 Truist Financial Corporation,
4.750%
c
109,019
7,000 Wells Fargo & Company, 4.250%
c,d
174,440
5,000 Wells Fargo & Company, 4.750%
c
129,300
146 Wells Fargo & Company,
Convertible, 7.50%
c
217,617
Total 2,496,314
Health Care (0.1%)
302 Becton, Dickinson and Company,
Convertible, 6.000% 15,931
237 Boston Scientific Corporation,
Convertible, 5.500% 27,174
5 Danaher Corporation, Convertible,
5.000% 8,691
Total 51,796
Industrials (0.1%)
18 Fluor Corporation, Convertible,
6.500%
a,c
23,731
180 Stanley Black & Decker, Inc.,
Convertible, 5.250% 19,654
Total 43,385
Real Estate (0.4%)
4,500 Public Storage, 3.950%
c
111,915
4,775 Public Storage, 4.125%
c
120,664
800 Public Storage, 4.625%
c
21,424
200 Public Storage, 4.700%
c
5,284
Total 259,287
Utilities (1.0%)
195 AES Corporation, Convertible,
6.875% 18,720
166 American Electric Power
Company, Inc., Convertible,
6.125% 8,320
106 American Electric Power
Company, Inc., Convertible,
6.125% 5,576
9,775 CMS Energy Corporation,
4.200%
c,d
244,375
182 Essential Utilities, Inc., Convertible,
6.000% 11,865
Shares Preferred Stock (7.0%) Value
Utilities (1.0%) - continued
473 NextEra Energy, Inc., Convertible,
4.872% $ 32,206
144 NextEra Energy, Inc., Convertible,
5.279% 8,286
37 NiSource, Inc., Convertible,
7.750% 4,144
6,950 Southern Company, 4.950% 188,414
503 Southern Company, Convertible,
6.750% 27,036
Total 548,942
Total Preferred Stock
(cost $3,959,470) 4,039,058
Shares
Collateral Held for Securities
Loaned ( 5.8% ) Value
3,343,321 Thrivent Cash Management Trust 3,343,321
Total Collateral Held for
Securities Loaned
(cost $3,343,321) 3,343,321
Shares Common Stock ( 2.7% ) Value
Communications Services (0.1%)
4 Cable One, Inc. 7,054
62 Charter Communications, Inc.
f
40,422
424 Twitter, Inc.
f
18,325
70 ViacomCBS, Inc. 2,113
31 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
e,f
589
Total 68,503
Consumer Discretionary (0.1%)
206 Bloomin' Brands, Inc.
f
4,322
12 Booking Holdings, Inc.
f
28,791
93 Dick's Sporting Goods, Inc. 10,694
17 Expedia Group, Inc.
f
3,072
655 Ford Motor Company 13,604
588 Under Armour, Inc., Class C
f
10,608
20 Vail Resorts, Inc. 6,558
Total 77,649
Consumer Staples (<0.1%)
247 Bunge, Ltd. 23,060
Total 23,060
Energy (0.2%)
249 Cheniere Energy, Inc. 25,253
400 Enterprise Products Partners, LP 8,784
1,000 Kinder Morgan, Inc. 15,860
500 MPLX, LP 14,795
217 Pioneer Natural Resources
Company 39,468
300 TC Energy Corporation 13,962
675 Williams Companies, Inc. 17,577
Total 135,699
Financials (0.9%)
1,878 AG Mortgage Investment Trust,
Inc. 19,249
6,458 Annaly Capital Management, Inc. 50,502
1,700 Apollo Commercial Real Estate
Finance, Inc. 22,372

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (2.7%) Value
Financials (0.9%) - continued
416 Ares Capital Corporation $ 8,815
511 Bank of America Corporation 22,734
3,200 BlackRock TCP Capital
Corporation 43,232
266 Blackstone Mortgage Trust, Inc. 8,145
1,900 Chimera Investment Corporation 28,652
84 Coinbase Global, Inc.
f
21,199
1,784 FS KKR Capital Corporation 37,357
2,939 Golub Capital BDC, Inc. 45,378
2,611 Granite Point Mortgage Trust, Inc. 30,575
50 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 2,656
729 KKR & Company, Inc. 54,311
1,707 Sixth Street Specialty Lending, Inc. 39,927
299 Starwood Property Trust, Inc. 7,266
4,747 Two Harbors Investment
Corporation 27,390
493 Wells Fargo & Company 23,654
Total 493,414
Health Care (0.3%)
112 Anthem, Inc. 51,916
30 Becton, Dickinson and Company 7,544
97 Boston Scientific Corporation
f
4,121
292 Danaher Corporation 96,071
22 Illumina, Inc.
f
8,370
Total 168,022
Industrials (0.2%)
375 Aerojet Rocketdyne Holdings, Inc. 17,535
275 Chart Industries, Inc.
f
43,860
424 Fluor Corporation
f
10,502
198 Fortive Corporation 15,105
159 Greenbrier Companies, Inc. 7,297
137 JetBlue Airways Corporation
f
1,951
122 Kaman Corporation 5,264
101 Patrick Industries, Inc. 8,150
157 Southwest Airlines Company
f
6,726
Total 116,390
Information Technology (0.6%)
31 Akamai Technologies, Inc.
f
3,628
192 Block, Inc.
f
31,010
144 Broadcom, Inc. 95,819
185 II-VI, Inc.
f
12,641
216 Lumentum Holdings, Inc.
f
22,846
318 Microchip Technology, Inc. 27,685
149 NortonLifeLock, Inc. 3,871
1,118 ON Semiconductor Corporation
f
75,934
1,393 Sabre Corporation
f
11,966
15 ServiceNow, Inc.
f
9,737
188 SunPower Corporation
f
3,923
88 Teradyne, Inc. 14,391
136 Western Digital Corporation
f
8,869
73 Ziff Davis, Inc.
f
8,093
Total 330,413
Real Estate (0.2%)
2,344 AGNC Investment Corporation 35,254
185 iStar, Inc. 4,778
728 LXP Industrial Trust 11,371
105 MGIC Investment Corporation 1,514
Shares Common Stock (2.7%) Value
Real Estate (0.2%) - continued
4,394 New Residential Investment
Corporation $ 47,060
Total 99,977
Utilities (0.1%)
39 American Electric Power
Company, Inc. 3,470
60 Essential Utilities, Inc. 3,222
51 NextEra Energy Partners, LP 4,304
99 NextEra Energy, Inc. 9,243
141 NRG Energy, Inc. 6,074
71 Southern Company 4,869
Total 31,182
Total Common Stock
(cost $1,389,010) 1,544,309
Shares Short-Term Investments ( 4.0% ) Value
Thrivent Core Short-Term Reserve
Fund
227,536 0.200% 2,275,357
Total Short-Term Investments
(cost $2,275,302) 2,275,357
Total Investments (cost
$59,497,405) 105.0% $60,466,161
Other Assets and Liabilities, Net
(5.0%) (2,881,253)
Total Net Assets 100.0% $57,584,908
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $13,833,029 or
24.0% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d All or a portion of the security is on loan.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Non-income producing security.

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of December 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 250,732
Common Stock 3,020,479
Total lending $3,271,211
Gross amount payable upon return of
collateral for securities loaned $3,343,321
Net amounts due to counterparty $72,110
Definitions:
ETF - Exchange Traded Fund
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,583,477
Gross unrealized depreciation (705,401)
Net unrealized appreciation (depreciation) $ 878,076
Cost for federal income tax purposes $ 59,588,085

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 1,176,428 – 1,176,428 –
Capital Goods 1,982,182 – 1,982,182 –
Collateralized Mortgage Obligations 69,595 – 69,595 –
Communications Services 2,355,510 – 2,355,510 –
Consumer Cyclical 3,416,957 – 3,416,957 –
Consumer Non-Cyclical 2,381,164 – 2,381,164 –
Energy 3,115,542 – 3,115,542 –
Financials 10,587,135 – 10,587,135 –
Technology 1,222,286 – 1,222,286 –
Transportation 591,566 – 591,566 –
U.S. Government & Agencies 4,286,289 – 4,286,289 –
Utilities 1,867,136 – 1,867,136 –
Registered Investment Companies
Unaffiliated 11,059,211 10,887,492 – 171,719
Preferred Stock
Communications Services 431,194 431,194 – –
Consumer Staples 55,480 55,480 – –
Energy 152,660 152,660 – –
Financials 2,496,314 2,439,490 56,824 –
Health Care 51,796 51,796 – –
Industrials 43,385 19,654 23,731 –
Real Estate 259,287 259,287 – –
Utilities 548,942 548,942 – –
Common Stock
Communications Services 68,503 67,914 – 589
Consumer Discretionary 77,649 77,649 – –
Consumer Staples 23,060 23,060 – –
Energy 135,699 135,699 – –
Financials 493,414 493,414 – –
Health Care 168,022 168,022 – –
Industrials 116,390 116,390 – –
Information Technology 330,413 330,413 – –
Real Estate 99,977 99,977 – –
Utilities 31,182 31,182 – –
Subtotal Investments in Securities $49,694,368 $16,389,715 $33,132,345 $172,308
Other Investments  * Total
Affiliated Registered Investment Companies 5,153,115
Affiliated Short-Term Investments 2,275,357
Collateral Held for Securities Loaned 3,343,321
Subtotal Other Investments $10,771,793
Total Investments at Value $60,466,161
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $2,796 $2,749 $100 $5,153 537 8.9%
Total Affiliated Registered Investment
Companies 2,796 5,153 8.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 678 47,295 45,698 2,275 228 4.0
Total Affiliated Short-Term Investments 678 2,275 4.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 173 41,223 38,053 3,343 3,343 5.8
Total Collateral Held for Securities Loaned 173 3,343 5.8
Total Value $3,647 $10,771
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(6) $(286) $ – $183
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 0 0 – 3
Total Income/Non Income Cash from Affiliated
Investments $186
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 20
Total Affiliated Income from Securities Loaned, Net $20
Total Value $(6) $(286) $ 1

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 11.5% )
a
Value
Basic Materials (0.9%)
Ball Metalpack Finco, LLC, Term
Loan
$ 82,025
4.675%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 82,025
Flexsys, Inc./Ohio, Term Loan
535,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
536,337
Hexion, Inc., Term Loan
304,534
3.640%,  (LIBOR 3M +
3.500%), 7/1/2026
b
304,534
Innophos Holdings, Inc., Term
Loan
304,575
3.854%,  (LIBOR 1M +
3.750%), 2/7/2027
b
303,305
Pixelle Specialty Solutions, LLC,
Term Loan
539,408
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
536,231
Venator Finance SARL, Term Loan
381,021
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
377,451
Total 2,139,883
Capital Goods (1.9%)
BW Holding, Inc., Delayed Draw
57,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
56,572
BW Holding, Inc., Term Loan
215,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b
213,387
Flex Acquisition Company, Inc.,
Term Loan
603,816
3.131%,  (LIBOR 3M +
3.000%), 6/29/2025
b
597,778
39,650
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
39,543
Grinding Media, Inc., Term Loan
533,662
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
b
532,328
Groupe Solmax, Inc., Term Loan
314,211
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
313,164
HRNI Holdings, LLC, Term Loan
205,000
0.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b,d,e
204,830
Hyperion Materials &
Technologies, Inc., Term Loan
164,000
5.000%,  (LIBOR 3M +
4.500%), 8/30/2028
b
164,069
LABL, Inc., Term Loan
102,500
0.000%,  (LIBOR 1M +
5.000%), 10/29/2028
b,d,e
102,244
LRS Holdings, LLC, Term Loan
206,000
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
205,485
Mauser Packaging Solutions
Holding Company, Term Loan
428,938
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
422,808
Principal
Amount Bank Loans (11.5%)
a
Value
Capital Goods (1.9%) - continued
MI Windows and Doors, Inc., Term
Loan
$ 292,050
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
$ 293,055
Natgasoline, LLC, Term Loan
363,750
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
360,113
Pactiv Evergreen Group Holdings,
Inc., Term Loan
207,900
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
206,536
TricorBraun Holdings, Inc., Term
Loan
597,181
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
592,368
Venga Finance SARL, Term Loan
206,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
201,495
Total 4,505,775
Communications Services (1.9%)
Allen Media, LLC, Term Loan
214,458
5.724%,  (LIBOR 3M +
5.500%), 2/10/2027
b
214,029
Altice France SA, Term Loan
253,075
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
248,120
CCI Buyer, Inc., Term Loan
124,062
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
124,062
CommScope, Inc., Term Loan
772,225
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
761,445
DIRECTV Financing, LLC, Term
Loan
586,500
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
586,670
iHeartCommunications, Inc., Term
Loan
320,155
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
317,812
Metronet Systems Holdings, LLC,
Term Loan
259,807
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
259,612
NEP Group, Inc., Term Loan
606,311
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
593,088
ORBCOMM, Inc., Term Loan
134,663
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
134,438
Sharp Midco, LLC, Term Loan
71,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c,d,e
70,822
Terrier Media Buyer, Inc., Term
Loan
628,650
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
625,349
Xplornet Communications, Inc.,
Term Loan
284,288
4.500%,  (LIBOR 1M +
4.000%), 9/30/2028
b
283,696

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (11.5%)
a
Value
Communications Services (1.9%) - continued
$ 245,000
7.500%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c
$ 242,550
Total 4,461,693
Consumer Cyclical (1.0%)
AI Aqua Merger Sub, Inc., Delayed
Draw
11,875
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
11,883
AI Aqua Merger Sub, Inc., Term
Loan
95,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
95,067
CP Atlas Buyer, Inc., Term Loan
392,063
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
389,907
Great Canadian Gaming
Corporation, Term Loan
90,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
90,169
Michaels Companies, Inc., Term
Loan
542,275
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
536,950
Secure Acquisition, Inc., Delayed
Draw
27,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
26,865
Secure Acquisition, Inc., Term
Loan
185,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
184,075
Staples, Inc., Term Loan
167,277
4.632%,  (LIBOR 3M +
4.500%), 9/12/2024
b
162,258
299,743
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
289,117
Tenneco, Inc., Term Loan
572,460
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
563,158
Truck Hero, Inc., Term Loan
109,175
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
108,468
Total 2,457,917
Consumer Non-Cyclical (2.0%)
Adient US, LLC, Term Loan
144,275
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
144,125
Alltech, Inc., Term Loan
219,000
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
219,000
Blue Ribbon, LLC, Term Loan
147,188
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b,c
146,820
Chobani, LLC, Term Loan
246,875
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
247,245
City Brewing Company, LLC, Term
Loan
219,450
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
207,288
Principal
Amount Bank Loans (11.5%)
a
Value
Consumer Non-Cyclical (2.0%) - continued
CNT Holdings I Corporation, Term
Loan
$ 317,600
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
$ 317,543
90,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
90,338
Endo Luxembourg Finance
Company I SARL, Term Loan
243,162
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
235,989
Gainwell Acquisition Corporation,
Term Loan
526,015
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
526,804
Global Medical Response, Inc.,
Term Loan
163,204
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
162,417
1,241,864
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
1,235,344
Herens US Holdco Corporation,
Term Loan
238,800
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
238,475
Mamba Purchaser, Inc., Term Loan
50,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
50,063
Packaging Coordinators Midco,
Inc., Term Loan
204,485
4.500%,  (LIBOR 3M +
3.750%), 11/30/2027
b
204,315
PetSmart, LLC, Term Loan
758,100
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
758,578
Total 4,784,344
Energy (0.2%)
GIP II Blue Holding LP, Term Loan
395,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
b
393,519
Total 393,519
Financials (0.8%)
Asurion, LLC, Term Loan
207,900
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
206,341
674,900
3.354%,  (LIBOR 1M +
3.250%), 7/31/2027
b
670,176
415,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b,c
416,037
Digicel International Finance, Ltd.,
Term Loan
396,892
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
385,581
NCR Corporation, Term Loan
148,075
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b
146,502
Total 1,824,637

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (11.5%)
a
Value
Technology (1.6%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 463,271
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
$ 456,516
Crown Subsea Communications
Holding, Inc., Term Loan
420,719
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
422,120
Gogo Intermediate Holdings, LLC,
Term Loan
452,725
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
452,322
Lummus Technology Holdings V,
LLC, Term Loan
311,771
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
309,608
Rackspace Technology Global,
Inc., Term Loan
918,063
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
910,470
Redstone Holdco 2 LP, Term Loan
271,252
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
258,452
155,053
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
142,390
Zayo Group Holdings, Inc., Term
Loan
877,428
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
864,994
Total 3,816,872
Transportation (0.9%)
AAdvantage Loyalty IP, Ltd., Term
Loan
870,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
899,980
Hertz Corporation, Term Loan
74,625
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
74,625
14,135
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
14,135
Mileage Plus Holdings, LLC, Term
Loan
335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
352,799
SkyMiles IP, Ltd., Term Loan
420,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
443,625
United Airlines, Inc., Term Loan
282,862
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
283,247
Total 2,068,411
Utilities (0.3%)
EnergySolutions, LLC, Term Loan
270,494
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
269,480
Osmose Utilities Services, Inc.,
Term Loan
59,850
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
59,461
Principal
Amount Bank Loans (11.5%)
a
Value
Utilities (0.3%) - continued
PG&E Corporation, Term Loan
$ 259,537
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
$ 256,422
Total 585,363
Total Bank Loans
(cost $27,005,890) 27,038,414
Principal
Amount Long-Term Fixed Income ( 67.2% ) Value
Asset-Backed Securities (7.1%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
197,692
336,208
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
331,642
275,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
270,605
522 Funding CLO, Ltd.
375,000
2.532%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
374,502
Anchorage Capital CLO 16, Ltd.
450,000
2.532%,  (LIBOR 3M +
2.400%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
448,575
Anchorage Capital CLO 21, Ltd.
400,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
398,866
Arch Street CLO, Ltd.
275,000
3.582%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,f
275,027
Ares XL CLO, Ltd.
325,000
2.920%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
323,872
Babson CLO, Ltd.
500,000
3.032%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
487,270
Bardot CLO, Ltd.
475,000
2.028%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,f
473,799
Barings CLO, Ltd.
350,000
3.241%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
350,000
Benefit Street Partners CLO II, Ltd.
300,000
2.024%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
296,572
Benefit Street Partners CLO, Ltd.
400,000
2.274%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
399,998
College Ave Student Loans, LLC
112,095
1.753%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,f
113,368

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Asset-Backed Securities (7.1%) - continued
Colony American Finance, Ltd.
$ 300,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
$ 294,864
Conn's Receivables Funding
14,522
1.710%,  6/16/2025, Ser.
2020-A, Class A
f
14,537
Dewolf Park CLO, Ltd.
350,000
2.974%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
347,376
Dryden 36 Senior Loan Fund
275,000
2.174%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
275,019
Education Funding Trust
352,915
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
356,776
Foundation Finance Trust
31,717
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
31,982
Galaxy XIX CLO, Ltd.
475,000
1.974%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
472,474
Goldentree Loan Management US
CLO 8, Ltd.
450,000
2.132%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,f
448,221
Harley Marine Financing, LLC
243,917
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
239,099
LHOME Mortgage Trust
500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
494,894
Longfellow Place CLO, Ltd.
400,000
2.424%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
399,741
Madison Park Funding XVIII, Ltd.
450,000
2.021%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
449,134
Madison Park Funding XXI, Ltd.
400,000
2.318%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
399,997
Mountain View CLO, Ltd.
425,000
2.472%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
422,814
Neuberger Berman CLO, Ltd.
425,000
3.124%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
421,555
OCP CLO, Ltd.
450,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
448,055
Principal
Amount Long-Term Fixed Income (67.2%) Value
Asset-Backed Securities (7.1%) - continued
OHA Credit Funding 1, Ltd.
$ 360,000
1.582%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,f
$ 360,029
OZLM IX, Ltd.
550,000
1.682%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
551,196
Palmer Square Loan Funding, Ltd.
250,000
2.382%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,f
250,065
Preston Ridge Partners Mortgage
Trust, LLC
350,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
345,554
ROC Securities Trust Series
200,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
197,699
Saxon Asset Securities Trust
120,405
3.444%,  8/25/2035, Ser.
2004-2, Class MF2
b
118,510
Sculptor CLO, Ltd.
425,000
2.500%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
424,050
Shackleton CLO, Ltd.
250,000
2.324%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,f
248,904
Sound Point CLO XV, Ltd.
500,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,f
498,430
Sound Point CLO XXI, Ltd.
700,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
700,028
Sound Point CLO, Ltd.
450,000
2.382%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
449,734
Stratus CLO, Ltd.
450,000
2.591%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
448,212
TCI-Flatiron CLO, Ltd.
710,000
2.322%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,f
710,146
THL Credit Wind River CLO, Ltd.
325,000
2.974%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,f
322,634
VCAT Asset Securitization, LLC
100,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
99,121
Whitebox CLO III, Ltd.
450,000
2.321%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
446,488

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Asset-Backed Securities (7.1%) - continued
Wind River CLO, Ltd.
$ 200,000
2.132%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
$ 200,002
Total 16,629,128
Basic Materials (1.9%)
Alcoa Nederland Holding BV
200,000 5.500%,  12/15/2027
f
214,000
Anglo American Capital plc
42,000 2.250%,  3/17/2028
f
41,245
BWAY Holding Company
95,000 5.500%,  4/15/2024
f
95,871
Chemours Company
169,000 5.750%,  11/15/2028
f
176,837
Cleveland-Cliffs, Inc.
122,000 5.875%,  6/1/2027 127,032
110,000 4.625%,  3/1/2029
f,h
112,200
60,000 4.875%,  3/1/2031
f
62,333
Consolidated Energy Finance SA
229,000 5.625%,  10/15/2028
f
223,848
Ecolab, Inc.
58,000 2.125%,  2/1/2032 57,518
First Quantum Minerals, Ltd.
130,000 7.500%,  4/1/2025
f
133,731
144,000 6.875%,  10/15/2027
f
154,980
Freeport-McMoRan, Inc.
167,000 4.125%,  3/1/2028 173,263
215,000 4.250%,  3/1/2030 226,825
133,000 4.625%,  8/1/2030 142,643
Glencore Funding, LLC
63,000 4.000%,  3/27/2027
f
67,966
Hecla Mining Company
45,000 7.250%,  2/15/2028 48,206
Hudbay Minerals, Inc.
135,000 4.500%,  4/1/2026
f
135,000
Ingevity Corporation
227,000 3.875%,  11/1/2028
f
221,041
LYB International Finance III, LLC
58,000 1.250%,  10/1/2025 57,018
Mercer International, Inc.
135,000 5.125%,  2/1/2029 137,885
Mosaic Company
19,000 3.250%,  11/15/2022 19,367
63,000 4.050%,  11/15/2027 69,517
Novelis Corporation
75,000 3.250%,  11/15/2026
f
75,656
40,000 4.750%,  1/30/2030
f
42,050
50,000 3.875%,  8/15/2031
f
49,688
Nutrien, Ltd.
84,000 4.000%,  12/15/2026 91,840
OCI NV
98,000 4.625%,  10/15/2025
f
101,675
Olin Corporation
195,000 5.125%,  9/15/2027 200,119
SCIH Salt Holdings, Inc.
170,000 4.875%,  5/1/2028
f
163,200
SCIL USA Holdings, LLC
168,000 5.375%,  11/1/2026
f
172,410
Principal
Amount Long-Term Fixed Income (67.2%) Value
Basic Materials (1.9%) - continued
SPCM SA
$ 134,000 3.375%,  3/15/2030
f
$ 128,975
SunCoke Energy, Inc.
154,000 4.875%,  6/30/2029
f
153,230
Syngenta Finance NV
83,000 5.182%,  4/24/2028
f
93,182
Unifrax Escrow Issuer Corporation
119,000 5.250%,  9/30/2028
f
120,279
United States Steel Corporation
224,000 6.875%,  3/1/2029 241,080
Venator Finance SARL
120,000 5.750%,  7/15/2025
f
115,200
Westlake Chemical Corporation
42,000 3.600%,  8/15/2026 45,041
Total 4,491,951
Capital Goods (3.0%)
AECOM
285,000 5.125%,  3/15/2027 310,463
Amsted Industries, Inc.
120,000 5.625%,  7/1/2027
f
124,800
Ardagh Packaging Finance plc
200,000 5.250%,  8/15/2027
f
201,250
Boeing Company
94,000 4.875%,  5/1/2025 102,843
61,000 2.196%,  2/4/2026 60,985
63,000 3.250%,  3/1/2028 65,205
84,000 5.150%,  5/1/2030 97,868
Bombardier, Inc.
62,000 7.125%,  6/15/2026
f
64,319
135,000 7.875%,  4/15/2027
f
140,009
110,000 6.000%,  2/15/2028
f
110,333
Brand Industrial Services, Inc.
82,000 8.500%,  7/15/2025
f
81,924
Builders FirstSource, Inc.
80,000 5.000%,  3/1/2030
f
85,831
BWAY Holding Company
172,000 7.250%,  4/15/2025
f
172,436
Carrier Global Corporation
63,000 2.722%,  2/15/2030 64,338
Caterpillar Financial Services
Corporation
41,000 1.450%,  5/15/2025 41,119
CNH Industrial Capital, LLC
25,000 1.950%,  7/2/2023 25,325
Coinbase Global, Inc.
70,000 3.375%,  10/1/2028
f
65,363
Cornerstone Building Brands, Inc.
185,000 6.125%,  1/15/2029
f
197,737
Covanta Holding Corporation
90,000 5.000%,  9/1/2030 91,800
Covert Mergeco, Inc.
57,000 4.875%,  12/1/2029
f
57,855
CP Atlas Buyer, Inc.
125,000 7.000%,  12/1/2028
f
124,375
Crown Cork & Seal Company, Inc.
224,000 7.375%,  12/15/2026 270,200

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Capital Goods (3.0%) - continued
General Electric Company
$ 133,000
3.533%,  (LIBOR 3M +
3.330%), 3/15/2022
b,i
$ 131,670
GFL Environmental, Inc.
103,000 4.000%,  8/1/2028
f
100,940
190,000 3.500%,  9/1/2028
f
187,150
H&E Equipment Services, Inc.
230,000 3.875%,  12/15/2028
f
228,275
Howard Midstream Energy
Partners, LLC
152,000 6.750%,  1/15/2027
f
155,755
Howmet Aerospace, Inc.
6,000 6.875%,  5/1/2025 6,898
126,000 3.000%,  1/15/2029 126,169
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 70,170
JELD-WEN, Inc.
90,000 4.625%,  12/15/2025
f
90,675
70,000 4.875%,  12/15/2027
f
71,830
John Deere Capital Corporation
63,000 1.500%,  3/6/2028 62,103
KBR, Inc., Convertible
71,000 2.500%,  11/1/2023 135,012
Meritage Homes Corporation
63,000 3.875%,  4/15/2029
f
66,150
Meritor, Inc.
75,000 4.500%,  12/15/2028
f
75,188
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
f
77,438
New Enterprise Stone and Lime
Company, Inc.
176,000 5.250%,  7/15/2028
f
178,464
OI European Group BV
156,000 4.750%,  2/15/2030
f
158,103
Otis Worldwide Corporation
46,000 2.056%,  4/5/2025 46,765
Owens-Brockway Glass Container,
Inc.
125,000 5.875%,  8/15/2023
f
130,938
Pactiv Evergreen Group
100,000 4.375%,  10/15/2028
f
99,250
Parker-Hannifin Corporation
42,000 2.700%,  6/14/2024 43,392
Patrick Industries, Inc., Convertible
53,000 1.000%,  2/1/2023 58,764
PGT Innovations, Inc.
136,000 4.375%,  10/1/2029
f
136,680
Raytheon Technologies
Corporation
63,000 3.950%,  8/16/2025 68,312
42,000 4.125%,  11/16/2028 46,979
Republic Services, Inc.
42,000 3.950%,  5/15/2028 46,515
Siemens
Financieringsmaatschappij NV
63,000 1.700%,  3/11/2028
f
62,452
SRM Escrow Issuer, LLC
245,000 6.000%,  11/1/2028
f
261,550
Standard Industries, Inc.
235,000 4.375%,  7/15/2030
f
239,819
Principal
Amount Long-Term Fixed Income (67.2%) Value
Capital Goods (3.0%) - continued
Sunpower Corporation,
Convertible
$ 18,000 4.000%,  1/15/2023 $ 20,818
Textron, Inc.
63,000 3.650%,  3/15/2027 67,608
Titan Acquisition, Ltd.
45,000 7.750%,  4/15/2026
f
45,675
TransDigm, Inc.
145,000 6.250%,  3/15/2026
f
150,709
379,000 5.500%,  11/15/2027 390,370
United Rentals North America, Inc.
177,000 4.875%,  1/15/2028 186,005
100,000 4.000%,  7/15/2030 102,750
Vertiv Group Corporation
53,000 4.125%,  11/15/2028
f
53,530
Victors Merger Corporation
81,000 6.375%,  5/15/2029
f
76,140
Waste Pro USA, Inc.
55,000 5.500%,  2/15/2026
f
54,725
WESCO Distribution, Inc.
190,000 7.250%,  6/15/2028
f
208,288
Total 7,076,402
Collateralized Mortgage Obligations (6.1%)
Banc of America Alternative Loan
Trust
125,357
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 124,906
Banc of America Mortgage
Securities Trust
131,768
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
132,638
Bear Stearns Adjustable Rate
Mortgage Trust
97,817
1.641%,  1/25/2034, Ser.
2003-8, Class 5A
b
92,097
31,133
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
31,833
Bellemeade Re, Ltd.
87,445
1.702%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,f
87,445
Business Jet Securities, LLC
121,520
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
121,337
ChaseFlex Trust
173,435
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 159,536
CHL Mortgage Pass-Through Trust
159,007
2.684%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
147,096
91,602
2.446%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
97,498
77,804
6.000%,  4/25/2037, Ser.
2007-3, Class A18 53,131
CIM Trust
109,591
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
113,765

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Collateralized Mortgage Obligations (6.1%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 376,951
2.894%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
$ 376,993
Countrywide Alternative Loan Trust
99,813
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 97,626
154,108
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 138,487
57,277
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 52,040
38,000
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 36,243
Countrywide Home Loan
Mortgage Pass Through Trust
83,449
2.471%,  11/25/2035, Ser.
2005-22, Class 2A1
b
79,682
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
136,152
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 137,951
Eagle Re, Ltd.
451,174
1.902%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
451,174
Federal Home Loan Mortgage
Corporation
468,501
3.500%,  8/15/2035, Ser.
345, Class C8
j
47,534
Federal Home Loan Mortgage
Corporation - REMIC
3,753,990
1.500%,  12/25/2050, Ser.
5107, Class IO
j
315,808
390,393
3.000%,  5/15/2027, Ser.
4046, Class GI
j
18,455
322,743
3.000%,  7/15/2027, Ser.
4084, Class NI
j
17,252
433,889
3.500%,  10/15/2032, Ser.
4119, Class KI
j
49,023
550,492
3.000%,  4/15/2033, Ser.
4203, Class DI
j
38,257
Federal National Mortgage
Association - REMIC
273,272
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
13,252
454,825
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
19,698
646,473
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
26,586
1,009,824
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
58,626
587,969
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
27,464
261,085
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
12,258
770,991
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
36,326
1,119,285
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
51,693
492,150
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
24,882
553,835
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
25,444
Principal
Amount Long-Term Fixed Income (67.2%) Value
Collateralized Mortgage Obligations (6.1%) -
continued
$ 382,343
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
$ 37,602
4,425,195
1.500%,  2/25/2036, Ser.
2021-1, Class IY
j
276,536
2,364,133
1.500%,  2/25/2036, Ser.
2021-3, Class UI
j
122,069
First Horizon Alternative Mortgage
Securities Trust
46,249
2.439%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
45,256
Flagstar Mortgage Trust
286,891
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
292,909
FWD Securitization Trust
185,602
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,f
186,660
Genworth Mortgage Insurance
Corporation
200,000
2.152%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,f
200,114
350,000
1.950%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
350,000
GMAC Mortgage Corporation
Loan Trust
45,326
3.134%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
44,339
32,035
0.602%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
20,881
5,402
3.127%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
5,071
GSAA Home Equity Trust
76,740
4.530%,  8/25/2034, Ser.
2004-10, Class M2
g
80,286
Home Equity Asset Trust
279,169
1.422%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
280,926
Homeward Opportunities Fund I
Trust
400,000
5.684%,  11/25/2058, Ser.
2018-2, Class B2
b,f
404,896
IndyMac IMJA Mortgage Loan
Trust
86,637
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 52,670
IndyMac INDA Mortgage Loan
Trust
630,645
2.886%,  8/25/2036, Ser.
2006-AR1, Class A1
b
594,677
J.P. Morgan Mortgage Trust
250,000
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
250,147
46,283
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 50,360
46,426
2.608%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
46,551
Legacy Mortgage Asset Trust
357,158
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
359,027

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Collateralized Mortgage Obligations (6.1%) -
continued
Long Beach Mortgage Loan Trust
$ 303,964
1.602%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
$ 313,226
Master Asset Securitization Trust
331,199
0.602%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
61,282
MASTR Alternative Loans Trust
60,191
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 60,169
Merrill Lynch Alternative Note
Asset Trust
80,040
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 46,956
New York Mortgage Trust
115,422
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,f
115,198
Oaktown Re III, Ltd.
35,286
1.502%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,f
35,299
Oaktown Re VII, Ltd.
200,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,f
200,000
Palmer Square Loan Funding, Ltd.
200,000
1.560%,  (LIBOR 3M +
1.400%), 5/20/2029, Ser.
2021-2A, Class B
b,f
198,437
300,000
1.921%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,f
300,166
Pretium Mortgage Credit Partners,
LLC
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
222,266
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
246,437
Renaissance Home Equity Loan
Trust
219,328
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
124,902
Residential Accredit Loans, Inc.
Trust
172,580
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 169,159
67,479
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 65,646
75,659
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 75,535
Residential Asset Securitization
Trust
346,426
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 361,498
Silver Hill Trust
215,929
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,f
217,097
Starwood Mortgage Residential
Trust
400,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
405,131
Principal
Amount Long-Term Fixed Income (67.2%) Value
Collateralized Mortgage Obligations (6.1%) -
continued
Toorak Mortgage Corporation, Ltd.
$ 450,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
$ 450,692
Vericrest Opportunity Loan
Transferee
350,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
346,914
400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
395,529
450,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
445,292
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
197,849
325,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
321,489
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,f,g
250,000
Verus Securitization Trust
492,517
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
491,304
300,000
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
299,823
Wachovia Asset Securitization, Inc.
101,497
0.242%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,f,k
98,345
Washington Mutual Mortgage
Pass-Through Certificates
114,141
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 114,106
ZH Trust
385,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
f
367,875
425,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
f
406,139
Total 14,418,774
Commercial Mortgage-Backed Securities (0.3%)
BANK 2021-BNK37
375,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
388,054
BFLD Trust
325,000
1.810%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
324,830
Total 712,884
Communications Services (4.2%)
Altice France SA
45,000 8.125%,  2/1/2027
f
48,094
110,000 5.125%,  7/15/2029
f
107,300
308,000 5.500%,  10/15/2029
f
303,380
American Tower Corporation
49,000 3.375%,  5/15/2024 51,164
84,000 4.400%,  2/15/2026 91,670
41,000 1.450%,  9/15/2026 40,118
63,000 3.800%,  8/15/2029 68,538
AT&T, Inc.
86,000 4.450%,  4/1/2024 91,794
84,000 1.700%,  3/25/2026 83,566
123,000 4.300%,  2/15/2030 138,435

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Communications Services (4.2%) - continued
Cable One, Inc., Convertible
$ 74,000 1.125%,  3/15/2028
f
$ 73,247
CCO Holdings, LLC
77,000 5.500%,  5/1/2026
f
79,326
190,000 5.125%,  5/1/2027
f
195,700
269,000 4.750%,  3/1/2030
f
279,760
160,000 4.250%,  1/15/2034
f
157,412
Cengage Learning, Inc.
105,000 9.500%,  6/15/2024
f
105,656
Charter Communications
Operating, LLC
60,000 4.500%,  2/1/2024 63,809
59,000 4.908%,  7/23/2025 64,965
63,000 5.050%,  3/30/2029 72,123
Clear Channel Worldwide
Holdings, Inc.
160,000 7.750%,  4/15/2028
f
171,200
Comcast Corporation
39,000 3.700%,  4/15/2024 41,434
39,000 3.950%,  10/15/2025 42,577
50,000 2.350%,  1/15/2027 51,784
105,000 3.400%,  4/1/2030 114,594
Consolidated Communications,
Inc.
80,000 5.000%,  10/1/2028
f
80,800
CSC Holdings, LLC
149,000 5.375%,  2/1/2028
f
154,270
229,000 4.125%,  12/1/2030
f
223,561
Cumulus Media New Holdings,
Inc.
130,000 6.750%,  7/1/2026
f,h
134,875
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
f
34,673
DIRECTV Holdings, LLC
183,000 5.875%,  8/15/2027
f
187,339
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 40,910
DISH DBS Corporation
123,000 5.250%,  12/1/2026
f
124,942
95,000 7.375%,  7/1/2028 96,188
92,000 5.750%,  12/1/2028
f
92,920
Entercom Media Corporation
200,000 6.500%,  5/1/2027
f,h
197,840
Fox Corporation
73,000 4.030%,  1/25/2024 77,095
42,000 4.709%,  1/25/2029 47,939
Front Range BidCo, Inc.
82,000 4.000%,  3/1/2027
f
80,833
Frontier Communications
Holdings, LLC
157,000 5.875%,  10/15/2027
f
166,028
GCI, LLC
185,000 4.750%,  10/15/2028
f
189,856
Gray Escrow II, Inc.
275,000 5.375%,  11/15/2031
f
282,906
Gray Television, Inc.
115,000 4.750%,  10/15/2030
f
114,281
Hughes Satellite Systems
Corporation
60,000 6.625%,  8/1/2026 67,155
Principal
Amount Long-Term Fixed Income (67.2%) Value
Communications Services (4.2%) - continued
iHeartCommunications, Inc.
$ 140,000 4.750%,  1/15/2028
f
$ 141,977
LCPR Senior Secured Financing
DAC
103,000 6.750%,  10/15/2027
f
108,150
Level 3 Financing, Inc.
142,000 4.625%,  9/15/2027
f
144,840
230,000 4.250%,  7/1/2028
f
227,700
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
f
74,297
Netflix, Inc.
46,000 5.875%,  2/15/2025 51,695
186,000 4.875%,  4/15/2028 212,040
82,000 5.875%,  11/15/2028 98,605
Nexstar Escrow Corporation
222,000 5.625%,  7/15/2027
f
234,015
NTT Finance Corporation
51,000 1.162%,  4/3/2026
f
50,033
Omnicom Group, Inc.
63,000 4.200%,  6/1/2030 70,821
Radiate Holdco, LLC
65,000 6.500%,  9/15/2028
f
65,295
Scripps Escrow II, Inc.
55,000 5.375%,  1/15/2031
f
55,894
Scripps Escrow, Inc.
100,000 5.875%,  7/15/2027
f
105,056
Sinclair Television Group, Inc.
200,000 5.500%,  3/1/2030
f
194,000
Sirius XM Radio, Inc.
145,000 5.000%,  8/1/2027
f
150,704
165,000 4.000%,  7/15/2028
f
165,922
30,000 4.125%,  7/1/2030
f
30,000
Sprint Capital Corporation
251,000 6.875%,  11/15/2028 317,515
200,000 8.750%,  3/15/2032 300,000
Sprint Corporation
444,000 7.625%,  2/15/2025 510,600
Telesat Canada
70,000 4.875%,  6/1/2027
f
61,810
25,000 6.500%,  10/15/2027
f
19,400
Terrier Media Buyer, Inc.
135,000 8.875%,  12/15/2027
f
145,904
T-Mobile USA, Inc.
50,000 3.500%,  4/15/2025 52,974
84,000 3.875%,  4/15/2030 91,875
20,000 2.875%,  2/15/2031 19,752
United States Cellular Corporation
125,000 6.700%,  12/15/2033 151,068
Uniti Fiber Holdings, Inc.,
Convertible
21,000 4.000%,  6/15/2024
f
28,494
Uniti Group, LP
35,000 4.750%,  4/15/2028
f
34,711
VeriSign, Inc.
85,000 4.750%,  7/15/2027 88,294
Verizon Communications, Inc.
84,000 2.100%,  3/22/2028 84,160
63,000 3.150%,  3/22/2030 66,651
42,000 2.550%,  3/21/2031 42,374
94,000 2.355%,  3/15/2032
f
92,620

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Communications Services (4.2%) - continued
ViacomCBS, Inc.
$ 38,000 5.875%,  2/28/2057
b
$ 37,893
Viasat, Inc.
35,000 6.500%,  7/15/2028
f
35,088
Vodafone Group plc
48,000 7.000%,  4/4/2079
b
58,055
VTR Finance NV
80,000 6.375%,  7/15/2028
f
83,200
Walt Disney Company
42,000 3.800%,  3/22/2030 47,111
Ziggo BV
190,000 5.500%,  1/15/2027
f
195,225
115,000 4.875%,  1/15/2030
f
117,944
Total 9,795,819
Consumer Cyclical (5.8%)
1011778 B.C., ULC
205,000 4.375%,  1/15/2028
f
209,100
Allen Media, LLC
123,000 10.500%,  2/15/2028
f
128,327
Allied Universal Holdco, LLC
60,000 6.625%,  7/15/2026
f
62,952
190,000 4.625%,  6/1/2028
f
189,882
109,000 6.000%,  6/1/2029
f
106,002
Allison Transmission, Inc.
27,000 4.750%,  10/1/2027
f
28,120
190,000 3.750%,  1/30/2031
f
185,250
Amazon.com, Inc.
84,000 1.650%,  5/12/2028 84,139
42,000 1.500%,  6/3/2030 40,701
American Axle & Manufacturing,
Inc.
215,000 6.500%,  4/1/2027
h
223,331
American Honda Finance
Corporation
41,000 1.200%,  7/8/2025 40,839
Arko Corporation
88,000 5.125%,  11/15/2029
f
85,030
Ashton Woods USA, LLC
80,000 4.625%,  8/1/2029
f
79,000
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 40,294
Bloomin' Brands, Inc., Convertible
17,000 5.000%,  5/1/2025 32,969
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
f
107,100
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
f
82,400
Brookfield Residential Properties,
Inc.
225,000 6.250%,  9/15/2027
f
234,855
125,000 5.000%,  6/15/2029
f
125,087
Burlington Stores, Inc., Convertible
74,000 2.250%,  4/15/2025 109,936
Caesars Entertainment, Inc.
195,000 6.250%,  7/1/2025
f
204,677
55,000 8.125%,  7/1/2027
f
60,909
136,000 4.625%,  10/15/2029
f
136,000
Carnival Corporation
194,000 7.625%,  3/1/2026
f
203,360
Principal
Amount Long-Term Fixed Income (67.2%) Value
Consumer Cyclical (5.8%) - continued
$ 195,000 5.750%,  3/1/2027
f
$ 195,000
130,000 4.000%,  8/1/2028
f
129,025
88,000 6.000%,  5/1/2029
f
87,560
Cedar Fair, LP
65,000 5.375%,  4/15/2027 66,625
230,000 5.250%,  7/15/2029 235,750
Churchill Downs, Inc.
75,000 4.750%,  1/15/2028
f
77,625
Cinemark USA, Inc.
60,000 5.875%,  3/15/2026
f,h
60,750
Clarios Global, LP
55,000 8.500%,  5/15/2027
f
58,300
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 21,677
Daimler Finance North America,
LLC
63,000 1.450%,  3/2/2026
f
62,370
Dana, Inc.
155,000 5.625%,  6/15/2028 164,687
Darden Restaurants, Inc.
84,000 3.850%,  5/1/2027 90,932
Dick's Sporting Goods, Inc.,
Convertible
16,000 3.250%,  4/15/2025 56,540
Empire Communities Corporation
145,000 7.000%,  12/15/2025
f
150,075
Expedia Group, Inc.
63,000 4.625%,  8/1/2027 70,155
62,000 3.250%,  2/15/2030 63,271
Expedia Group, Inc., Convertible
14,000 Zero Coupon,  2/15/2026
f,h
16,107
Ford Motor Company
81,000 3.250%,  2/12/2032 82,944
Ford Motor Company, Convertible
116,000 Zero Coupon,  3/15/2026
f
159,572
Ford Motor Credit Company, LLC
240,000 4.063%,  11/1/2024 252,521
220,000 4.134%,  8/4/2025 233,475
384,000 2.700%,  8/10/2026 387,360
Forestar Group, Inc.
97,000 3.850%,  5/15/2026
f
97,243
Gap, Inc.
41,000 3.625%,  10/1/2029
f
40,553
General Motors Company
31,000 5.400%,  10/2/2023 33,181
41,000 6.125%,  10/1/2025 47,098
63,000 6.800%,  10/1/2027 77,328
General Motors Financial
Company, Inc.
80,000 3.950%,  4/13/2024 84,179
38,000 1.200%,  10/15/2024 37,721
60,000 2.900%,  2/26/2025 62,034
41,000 2.750%,  6/20/2025 42,307
44,000 5.700%,  9/30/2030
b,i
50,160
41,000 2.700%,  6/10/2031 40,854
GLP Capital, LP
42,000 3.250%,  1/15/2032 42,226
Golden Nugget, Inc.
125,000 6.750%,  10/15/2024
f
125,000
Goodyear Tire & Rubber Company
70,000 5.000%,  7/15/2029
f
75,194

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Consumer Cyclical (5.8%) - continued
$ 55,000 5.250%,  7/15/2031
f
$ 59,714
Guitar Center Escrow Issuer II, Inc.
41,000 8.500%,  1/15/2026
f
43,992
Hanesbrands, Inc.
118,000 4.875%,  5/15/2026
f
126,113
Harley-Davidson Financial
Services, Inc.
64,000 4.050%,  2/4/2022
f
64,176
Herc Holdings, Inc.
130,000 5.500%,  7/15/2027
f
135,200
Hilton Domestic Operating
Company, Inc.
262,000 4.875%,  1/15/2030 280,013
Hilton Grand Vacations Borrower
Escrow, LLC
175,000 5.000%,  6/1/2029
f
179,375
Hyundai Capital America
34,000 1.800%,  10/15/2025
f
33,816
63,000 3.000%,  2/10/2027
f
65,188
40,000 2.100%,  9/15/2028
f
38,861
International Game Technology plc
160,000 5.250%,  1/15/2029
f
169,528
KB Home
100,000 4.800%,  11/15/2029 109,150
Kohl's Corporation
63,000 3.375%,  5/1/2031 64,161
L Brands, Inc.
252,000 6.625%,  10/1/2030
f
285,390
30,000 6.875%,  11/1/2035 37,275
Lennar Corporation
39,000 4.875%,  12/15/2023 41,346
20,000 5.875%,  11/15/2024 22,017
41,000 4.750%,  5/30/2025 44,856
Lowe's Companies, Inc.
62,000 4.000%,  4/15/2025 67,048
83,000 4.500%,  4/15/2030 96,347
Macy's Retail Holdings, LLC
120,000 5.875%,  4/1/2029
f
127,950
Magic MergerCo, Inc.
250,000 5.250%,  5/1/2028
f
250,110
Marriott International, Inc.
81,000 3.750%,  10/1/2025 85,779
62,000 4.625%,  6/15/2030 69,747
Mattamy Group Corporation
205,000 5.250%,  12/15/2027
f
215,609
McDonald's Corporation
126,000 3.800%,  4/1/2028 138,433
MGM Resorts International
95,000 6.000%,  3/15/2023 99,275
205,000 5.750%,  6/15/2025 220,631
Nissan Motor Company, Ltd.
51,000 3.043%,  9/15/2023
f
52,330
O'Reilly Automotive, Inc.
63,000 3.900%,  6/1/2029 69,538
Penn National Gaming, Inc.
170,000 4.125%,  7/1/2029
f
164,900
PetSmart, Inc.
195,000 4.750%,  2/15/2028
f
200,119
117,000 7.750%,  2/15/2029
f
127,091
Principal
Amount Long-Term Fixed Income (67.2%) Value
Consumer Cyclical (5.8%) - continued
Prime Security Services Borrower,
LLC
$ 359,000 5.750%,  4/15/2026
f
$ 385,448
Procter & Gamble Company
42,000 1.200%,  10/29/2030 39,721
Real Hero Merger Sub 2, Inc.
105,000 6.250%,  2/1/2029
f
104,836
Realogy Group, LLC
165,000 5.750%,  1/15/2029
f
169,125
Rite Aid Corporation
155,000 7.500%,  7/1/2025
f
159,340
Ross Stores, Inc.
42,000 1.875%,  4/15/2031 40,264
Royal Caribbean Cruises, Ltd.
180,000 9.125%,  6/15/2023
f
190,350
199,000 4.250%,  7/1/2026
f
192,750
75,000 5.500%,  4/1/2028
f
75,867
Scientific Games International, Inc.
217,000 7.250%,  11/15/2029
f
241,955
SeaWorld Parks and
Entertainment, Inc.
141,000 5.250%,  8/15/2029
f
143,574
Service Properties Trust
44,000 7.500%,  9/15/2025 47,671
Six Flags Theme Parks, Inc.
75,000 7.000%,  7/1/2025
f
80,096
Staples, Inc.
245,000 7.500%,  4/15/2026
f
251,738
Station Casinos, LLC
107,000 4.625%,  12/1/2031
f
107,877
Tapestry, Inc.
45,000 3.050%,  3/15/2032 45,264
Target Corporation
42,000 2.350%,  2/15/2030 43,161
Tenneco, Inc.
160,000 5.000%,  7/15/2026
h
153,800
Toll Brothers Finance Corporation
62,000 4.350%,  2/15/2028 67,890
Toyota Motor Credit Corporation
63,000 1.900%,  4/6/2028 63,129
TripAdvisor, Inc., Convertible
17,000 0.250%,  4/1/2026
f
14,918
Uber Technologies, Inc.
135,000 6.250%,  1/15/2028
f,h
144,923
Vail Resorts, Inc., Convertible
28,000 Zero Coupon,  1/1/2026 29,842
Volkswagen Group of America
Finance, LLC
63,000 4.250%,  11/13/2023
f
66,529
21,000 3.350%,  5/13/2025
f
22,094
Wabash National Corporation
141,000 4.500%,  10/15/2028
f
142,410
Wyndham Destinations, Inc.
125,000 6.625%,  7/31/2026
f
138,605
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
f
61,800
Yum! Brands, Inc.
192,000 4.750%,  1/15/2030
f
207,840

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Consumer Cyclical (5.8%) - continued
ZF North America Capital, Inc.
$ 95,000 4.750%,  4/29/2025
f
$ 101,887
Total 13,697,441
Consumer Non-Cyclical (4.9%)
Abbott Laboratories
84,000 3.875%,  9/15/2025 91,218
AbbVie, Inc.
38,000 2.900%,  11/6/2022 38,700
53,000 2.300%,  11/21/2022 53,740
34,000 2.800%,  3/15/2023 34,649
168,000 3.600%,  5/14/2025 178,655
84,000 3.200%,  11/21/2029 89,812
Agilent Technologies, Inc.
42,000 2.300%,  3/12/2031 41,590
Albertson's Companies, Inc.
188,000 3.500%,  3/15/2029
f
188,368
90,000 4.875%,  2/15/2030
f
97,175
Altria Group, Inc.
52,000 4.400%,  2/14/2026 57,278
42,000 4.800%,  2/14/2029 47,373
Amgen, Inc.
63,000 2.450%,  2/21/2030 64,119
Anheuser-Busch Companies, LLC
36,000 3.650%,  2/1/2026 38,652
Anheuser-Busch InBev Worldwide,
Inc.
84,000 4.750%,  1/23/2029 97,771
Anthem, Inc.
74,000 2.375%,  1/15/2025 76,306
63,000 2.550%,  3/15/2031 64,320
AstraZeneca Finance, LLC
83,000 1.750%,  5/28/2028 82,517
AstraZeneca plc
85,000 0.700%,  4/8/2026 82,217
BAT Capital Corporation
59,000 3.222%,  8/15/2024 61,321
BAT International Finance plc
41,000 1.668%,  3/25/2026 40,248
Bausch Health Companies, Inc.
295,000 5.000%,  1/30/2028
f
271,400
130,000 5.000%,  2/15/2029
f
114,725
Baxter International, Inc.
45,000 2.539%,  2/1/2032
f
45,460
Becton, Dickinson and Company
63,000 2.823%,  5/20/2030 65,209
Boston Scientific Corporation
75,000 3.450%,  3/1/2024 78,429
Bunge, Ltd. Finance Corporation
83,000 2.750%,  5/14/2031 84,235
Cargill, Inc.
42,000 2.125%,  11/10/2031
f
41,410
Centene Corporation
285,000 4.250%,  12/15/2027 297,112
105,000 4.625%,  12/15/2029 113,238
273,000 3.000%,  10/15/2030 277,507
Central Garden & Pet Company
145,000 4.125%,  10/15/2030 146,269
Community Health Systems, Inc.
160,000 5.625%,  3/15/2027
f
169,333
Principal
Amount Long-Term Fixed Income (67.2%) Value
Consumer Non-Cyclical (4.9%) - continued
$ 75,000 6.000%,  1/15/2029
f
$ 79,969
165,000 6.875%,  4/15/2029
f
168,094
Conagra Brands, Inc.
38,000 4.300%,  5/1/2024 40,435
Constellation Brands, Inc.
84,000 3.150%,  8/1/2029 88,596
Coty, Inc.
110,000 5.000%,  4/15/2026
f
113,303
CVS Health Corporation
33,000 4.100%,  3/25/2025 35,569
33,000 4.300%,  3/25/2028 37,032
DaVita, Inc.
255,000 4.625%,  6/1/2030
f
261,056
Diageo Capital plc
50,000 1.375%,  9/29/2025 49,723
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
f
84,916
Encompass Health Corporation
235,000 4.500%,  2/1/2028 241,756
Endo Finance, LLC
65,000 9.500%,  7/31/2027
f
66,165
Energizer Holdings, Inc.
25,000 4.750%,  6/15/2028
f
25,531
130,000 4.375%,  3/31/2029
f
126,873
Estee Lauder Companies, Inc.
42,000 1.950%,  3/15/2031 41,373
General Mills, Inc.
42,000 4.200%,  4/17/2028 46,902
Gilead Sciences, Inc.
63,000 2.950%,  3/1/2027 66,361
H. J. Heinz Company
40,000 5.200%,  7/15/2045 50,859
HCA, Inc.
455,000 5.375%,  2/1/2025 500,045
94,000 5.875%,  2/1/2029 112,006
HFC Prestige Products, Inc.
174,000 4.750%,  1/15/2029
f
176,827
HLF Financing SARL, LLC
291,000 4.875%,  6/1/2029
f
285,529
Humana, Inc.
42,000 2.150%,  2/3/2032 40,611
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
35,132
Jazz Investments I, Ltd.,
Convertible
66,000 2.000%,  6/15/2026 74,497
JBS Finance Luxembourg SARL
76,000 2.500%,  1/15/2027
f
75,146
49,000 3.625%,  1/15/2032
f
49,184
JBS USA Food Company
130,000 5.750%,  1/15/2028
f
135,526
JBS USA, LLC
147,000 6.500%,  4/15/2029
f
161,701
80,000 5.500%,  1/15/2030
f
87,000
Kraft Foods Group, Inc.
104,000 5.000%,  6/4/2042 129,372
Kraft Heinz Foods Company
63,000 3.875%,  5/15/2027 68,049
270,000 3.750%,  4/1/2030 291,445

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Consumer Non-Cyclical (4.9%) - continued
Kroger Company
$ 42,000 4.500%,  1/15/2029 $ 48,372
Mattel, Inc.
160,000 3.375%,  4/1/2026
f
164,083
McKesson Corporation
41,000 0.900%,  12/3/2025 39,724
62,000 1.300%,  8/15/2026 60,519
Molina Healthcare, Inc.
160,000 4.375%,  6/15/2028
f
164,800
Mozart Debt Merger Sub, Inc.
183,000 3.875%,  4/1/2029
f
182,354
176,000 5.250%,  10/1/2029
f
178,401
MPH Acquisition Holdings, LLC
87,000 5.750%,  11/1/2028
f,h
82,737
Mylan, Inc.
34,000 4.200%,  11/29/2023 35,629
Newell Rubbermaid, Inc.
111,000 4.700%,  4/1/2026 121,018
Novartis Capital Corporation
40,000 1.750%,  2/14/2025 40,557
21,000 3.000%,  11/20/2025 22,254
Ortho-Clinical Diagnostics, Inc.
135,000 7.250%,  2/1/2028
f
145,125
Par Pharmaceutical, Inc.
140,000 7.500%,  4/1/2027
f
143,070
PepsiCo, Inc.
63,000 1.625%,  5/1/2030 61,095
Philip Morris International, Inc.
90,000 1.500%,  5/1/2025 90,084
Pilgrim's Pride Corporation
120,000 3.500%,  3/1/2032
f
121,200
Post Holdings, Inc.
56,000 5.500%,  12/15/2029
f
58,835
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
b,f,i
47,520
Roche Holdings, Inc.
68,000 2.076%,  12/13/2031
f
67,799
Royalty Pharma plc
97,000 1.200%,  9/2/2025 94,954
Scotts Miracle-Gro Company
150,000 4.500%,  10/15/2029 156,375
SEG Holding, LLC
195,000 5.625%,  10/15/2028
f
204,263
Simmons Foods, Inc.
160,000 4.625%,  3/1/2029
f
157,600
Spectrum Brands, Inc.
95,000 5.000%,  10/1/2029
f
99,631
60,000 5.500%,  7/15/2030
f
64,350
Stryker Corporation
42,000 3.650%,  3/7/2028 45,845
Syneos Health, Inc.
145,000 3.625%,  1/15/2029
f
143,188
Sysco Corporation
42,000 5.950%,  4/1/2030 52,424
Tenet Healthcare Corporation
45,000 4.625%,  7/15/2024 45,563
435,000 5.125%,  11/1/2027
f
452,944
55,000 6.125%,  10/1/2028
f
58,092
Principal
Amount Long-Term Fixed Income (67.2%) Value
Consumer Non-Cyclical (4.9%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 142,000 3.150%,  10/1/2026 $ 133,480
Thermo Fisher Scientific, Inc.
41,000 1.750%,  10/15/2028 40,732
TreeHouse Foods, Inc.
61,000 4.000%,  9/1/2028 58,560
United Natural Foods, Inc.
140,000 6.750%,  10/15/2028
f
149,912
UnitedHealth Group, Inc.
105,000 3.850%,  6/15/2028 117,024
Universal Health Services, Inc.
62,000 1.650%,  9/1/2026
f
60,854
21,000 2.650%,  1/15/2032
f
20,636
Viatris, Inc.
41,000 1.650%,  6/22/2025 40,845
VRX Escrow Corporation
256,000 6.125%,  4/15/2025
f
260,751
Winnebago Industries, Inc.,
Convertible
57,000 1.500%,  4/1/2025 76,033
Zoetis, Inc.
52,000 3.250%,  2/1/2023 52,989
63,000 3.900%,  8/20/2028 69,901
Total 11,609,061
Energy (4.8%)
Antero Resources Corporation
184,000 5.375%,  3/1/2030
f
196,696
Apache Corporation
50,000 4.875%,  11/15/2027 54,500
215,000 4.375%,  10/15/2028 233,918
60,000 5.100%,  9/1/2040 67,800
Archrock Partners, LP
167,000 6.250%,  4/1/2028
f
174,134
Baker Hughes, LLC
44,000 2.061%,  12/15/2026 44,395
BP Capital Markets America, Inc.
101,000 4.234%,  11/6/2028 114,002
BP Capital Markets plc
44,000 4.875%,  3/22/2030
b,i
47,520
Buckeye Partners, LP
130,000 3.950%,  12/1/2026 132,497
Canadian Natural Resources, Ltd.
105,000 2.050%,  7/15/2025 106,004
Cenovus Energy, Inc.
134,000 5.375%,  7/15/2025 147,872
Cheniere Corpus Christi Holdings,
LLC
86,000 5.875%,  3/31/2025 95,314
Cheniere Energy Partners, LP
102,000 4.500%,  10/1/2029 108,120
91,000 3.250%,  1/31/2032
f
91,910
Cheniere Energy, Inc.
55,000 4.625%,  10/15/2028 58,505
Cheniere Energy, Inc., Convertible
12,000 4.250%,  3/15/2045 10,099
CNX Resources Corporation
97,000 6.000%,  1/15/2029
f
100,880

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Energy (4.8%) - continued
CNX Resources Corporation,
Convertible
$ 57,000 2.250%,  5/1/2026 $ 74,499
Comstock Resources, Inc.
62,000 6.750%,  3/1/2029
f
67,245
95,000 5.875%,  1/15/2030
f
97,375
Continental Resources, Inc.
188,000 4.375%,  1/15/2028 203,237
115,000 5.750%,  1/15/2031
f
135,426
Coterra Energy, Inc.
84,000 4.375%,  6/1/2024
f
88,832
CQP Holdco, LP
113,000 5.500%,  6/15/2031
f
117,944
Devon Energy Corporation
41,000 5.250%,  9/15/2024 44,359
83,000 4.500%,  1/15/2030 89,108
Diamondback Energy, Inc.
40,000 2.875%,  12/1/2024 41,497
21,000 3.125%,  3/24/2031 21,644
DT Midstream, Inc.
190,000 4.125%,  6/15/2029
f
194,512
35,000 4.375%,  6/15/2031
f
36,400
Enbridge, Inc.
42,000 3.700%,  7/15/2027 45,283
139,000 6.250%,  3/1/2078
b
150,868
Endeavor Energy Resources, LP
90,000 5.750%,  1/30/2028
f
95,930
Energean Israel Finance, Ltd.
135,000 4.500%,  3/30/2024
f
135,675
Energy Transfer, LP
42,000 4.200%,  9/15/2023 43,860
116,000 5.875%,  1/15/2024 124,848
63,000 3.750%,  5/15/2030 66,758
EnLink Midstream Partners, LP
205,000 4.850%,  7/15/2026 215,762
Enterprise Products Operating,
LLC
42,000 4.150%,  10/16/2028 47,148
105,000 4.875%,  8/16/2077
b
98,432
EQM Midstream Partners, LP
197,000 6.500%,  7/1/2027
f
220,640
EQT Corporation
35,000 3.125%,  5/15/2026
f
35,929
129,000 3.900%,  10/1/2027 138,355
EQT Corporation, Convertible
66,000 1.750%,  5/1/2026 109,989
Equinor ASA
43,000 2.875%,  4/6/2025 44,875
Exxon Mobil Corporation
85,000 2.992%,  3/19/2025 89,328
Genesis Energy, LP
55,000 6.500%,  10/1/2025 54,312
35,000 8.000%,  1/15/2027 36,070
Halliburton Company
42,000 2.920%,  3/1/2030 43,206
Harvest Midstream, LP
220,000 7.500%,  9/1/2028
f
235,400
Hess Corporation
27,000 3.500%,  7/15/2024 28,168
Principal
Amount Long-Term Fixed Income (67.2%) Value
Energy (4.8%) - continued
Hess Midstream Operations, LP
$ 120,000 5.625%,  2/15/2026
f
$ 123,600
Hilcorp Energy I, LP
115,000 5.750%,  2/1/2029
f
118,533
ITT Holdings, LLC
132,000 6.500%,  8/1/2029
f
130,680
Kinder Morgan Energy Partners,
LP
64,000 3.450%,  2/15/2023 65,355
Laredo Petroleum, Inc.
222,000 7.750%,  7/31/2029
f,h
216,450
Marathon Oil Corporation
42,000 4.400%,  7/15/2027 46,006
Marathon Petroleum Corporation
117,000 4.700%,  5/1/2025 127,638
MPLX, LP
70,000 6.875%,  2/15/2023
b,i
70,175
105,000 1.750%,  3/1/2026 103,944
Murphy Oil Corporation
107,000 5.875%,  12/1/2027 110,474
Nabors Industries, Ltd.
160,000 7.250%,  1/15/2026
f
148,000
National Fuel Gas Company
84,000 5.500%,  1/15/2026 93,856
Newfield Exploration Company
148,000 5.625%,  7/1/2024 162,916
42,000 5.375%,  1/1/2026 46,558
NGL Energy Operating, LLC
110,000 7.500%,  2/1/2026
f
113,443
NGL Energy Partners, LP
75,000 7.500%,  11/1/2023 73,875
NuStar Logistics, LP
150,000 5.750%,  10/1/2025 161,418
Oasis Petroleum, Inc.
90,000 6.375%,  6/1/2026
f
94,275
Occidental Petroleum Corporation
230,000 3.400%,  4/15/2026 235,906
40,000 8.500%,  7/15/2027 49,900
319,000 3.500%,  8/15/2029 327,709
80,000 6.450%,  9/15/2036 102,000
170,000 4.400%,  4/15/2046 174,250
ONEOK, Inc.
63,000 2.200%,  9/15/2025 63,631
Ovintiv, Inc.
130,000 7.375%,  11/1/2031 169,457
55,000 6.625%,  8/15/2037 72,000
PBF Holding Company, LLC
65,000 9.250%,  5/15/2025
f
61,831
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 59,834
Pioneer Natural Resources
Company, Convertible
39,000 0.250%,  5/15/2025 69,493
Plains All American Pipeline, LP
2,000 6.125%,  11/15/2022
b,i
1,697
103,000 4.650%,  10/15/2025 112,341
Precision Drilling Corporation
117,000 6.875%,  1/15/2029
f
119,249

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Energy (4.8%) - continued
Sabine Pass Liquefaction, LLC
$ 63,000 4.200%,  3/15/2028 $ 69,008
Schlumberger Finance Canada,
Ltd.
41,000 1.400%,  9/17/2025 40,848
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
f
29,958
SM Energy Company
55,000 6.500%,  7/15/2028 56,925
Southwestern Energy Company
70,000 5.375%,  2/1/2029 74,025
71,000 4.750%,  2/1/2032 74,770
Summit Midstream Holdings, LLC
123,000 8.500%,  10/15/2026
f
128,157
Suncor Energy, Inc.
41,000 3.100%,  5/15/2025 42,831
Sunoco, LP
145,000 5.875%,  3/15/2028 153,338
95,000 4.500%,  4/30/2030
f
97,367
Tallgrass Energy Finance
Corporation
232,000 5.500%,  1/15/2028
f
229,970
Targa Resources Partners, LP
90,000 5.375%,  2/1/2027 92,751
90,000 5.000%,  1/15/2028 94,833
47,000 4.875%,  2/1/2031 51,040
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
f
96,425
Transocean Proteus, Ltd.
37,500 6.250%,  12/1/2024
f
36,938
Transocean, Inc.
97,000 11.500%,  1/30/2027
f
95,060
USA Compression Partners, LP
60,000 6.875%,  4/1/2026 62,400
Venture Global Calcasieu Pass,
LLC
184,000 3.875%,  8/15/2029
f
190,900
70,000 4.125%,  8/15/2031
f
74,200
Vine Energy Holdings, LLC
97,000 6.750%,  4/15/2029
f
105,245
W&T Offshore, Inc.
52,000 9.750%,  11/1/2023
f
49,660
Weatherford International, Ltd.
141,000 8.625%,  4/30/2030
f
146,379
Western Gas Partners, LP
39,000 4.000%,  7/1/2022 39,098
Western Midstream Operating, LP
204,000 3.950%,  6/1/2025 213,781
65,000 5.500%,  8/15/2048 77,644
Williams Companies, Inc.
42,000 2.600%,  3/15/2031 41,715
Total 11,148,840
Financials (10.1%)
AerCap Ireland Capital DAC
70,000 3.150%,  2/15/2024 72,198
63,000 6.500%,  7/15/2025 71,993
108,000 3.000%,  10/29/2028 109,527
Principal
Amount Long-Term Fixed Income (67.2%) Value
Financials (10.1%) - continued
Air Lease Corporation
$ 108,000 4.650%,  6/15/2026
b,i
$ 111,915
Aircastle, Ltd.
81,000 5.250%,  6/15/2026
b,f,i
82,620
42,000 2.850%,  1/26/2028
f
42,243
Alliant Holdings Intermediate, LLC
70,000 6.750%,  10/15/2027
f
72,625
Ally Financial, Inc.
227,000 5.750%,  11/20/2025 256,017
96,000 4.700%,  5/15/2026
b,i
99,600
53,000 4.700%,  5/15/2028
b,i
54,632
42,000 8.000%,  11/1/2031 59,454
Altice Financing SA
60,000 5.750%,  8/15/2029
f
59,400
American Express Company
36,000 3.400%,  2/22/2024 37,754
50,000 3.550%,  9/15/2026
b,i
50,087
American Finance Trust, Inc.
106,000 4.500%,  9/30/2028
f
106,780
American Homes 4 Rent, LP
41,000 2.375%,  7/15/2031 40,181
American International Group, Inc.
84,000 4.200%,  4/1/2028 93,705
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
f
80,800
Ares Capital Corporation
21,000 4.250%,  3/1/2025 22,225
100,000 3.875%,  1/15/2026 105,389
Ares Capital Corporation,
Convertible
41,000 4.625%,  3/1/2024 46,896
Australia and New Zealand
Banking Group, Ltd.
96,000 2.950%,  7/22/2030
b,f
98,387
Aviation Capital Group, LLC
56,000 5.500%,  12/15/2024
f
61,269
41,000 4.875%,  10/1/2025
f
44,310
Avolon Holdings Funding, Ltd.
83,000 4.250%,  4/15/2026
f
87,955
BAC Capital Trust XIV
42,000
4.000%,  (LIBOR 3M +
0.400%), 1/19/2022
b,i
41,809
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
f
28,373
Banco Santander SA
55,000 4.750%,  11/12/2026
b,i
54,961
Bank of America Corporation
73,000 3.004%,  12/20/2023
b
74,509
117,000 3.550%,  3/5/2024
b
120,477
78,000 3.864%,  7/23/2024
b
81,265
87,000 4.200%,  8/26/2024 93,252
213,000 6.250%,  9/5/2024
b,i
229,241
36,000 3.458%,  3/15/2025
b
37,649
44,000 6.100%,  3/17/2025
b,i
47,685
102,000 1.319%,  6/19/2026
b
100,917
111,000 1.197%,  10/24/2026
b
108,785
61,000 1.734%,  7/22/2027
b
60,556
86,000 5.875%,  3/15/2028
b,i
95,675
126,000 3.593%,  7/21/2028
b
135,611
42,000 2.087%,  6/14/2029
b
41,705
168,000 3.974%,  2/7/2030
b
185,058

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Financials (10.1%) - continued
$ 84,000 2.687%,  4/22/2032
b
$ 85,245
62,000 2.572%,  10/20/2032
b
62,298
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,i
23,468
63,000 3.400%,  1/29/2028 68,376
Bank of Nova Scotia
141,000 4.900%,  6/4/2025
b,i
151,090
41,000 1.050%,  3/2/2026 39,961
Barclays plc
76,000 4.610%,  2/15/2023
b
76,325
99,000 4.338%,  5/16/2024
b
103,057
46,000 8.000%,  6/15/2024
b,i
50,843
41,000 4.375%,  9/11/2024 43,812
49,000 2.852%,  5/7/2026
b
50,536
64,000 4.972%,  5/16/2029
b
73,000
BNP Paribas SA
55,000 6.625%,  3/25/2024
b,f,i
59,196
58,000 2.819%,  11/19/2025
b,f
59,690
Boston Properties, LP
42,000 2.550%,  4/1/2032 41,686
BPCE SA
40,000 2.375%,  1/14/2025
f
40,695
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 82,558
Canadian Imperial Bank of
Commerce
40,000 2.250%,  1/28/2025 40,864
CANPACK SA
230,000 3.125%,  11/1/2025
f
230,000
Capital One Bank USA NA
51,000 3.375%,  2/15/2023 52,411
60,000 2.280%,  1/28/2026
b
61,101
Capital One Financial Corporation
24,000 3.950%,  9/1/2026
b,i
24,120
Cascades USA, Inc.
85,000 5.125%,  1/15/2026
f
88,400
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
b,i
104,640
96,000 4.000%,  6/1/2026
b,i
97,920
63,000 2.000%,  3/20/2028 63,834
105,000 4.000%,  12/1/2030
b,i
106,050
Chobani, LLC
243,000 4.625%,  11/15/2028
f
249,672
CIT Group, Inc.
84,000 5.250%,  3/7/2025 92,537
82,000 6.125%,  3/9/2028 99,015
Citigroup, Inc.
88,000 5.950%,  1/30/2023
b,i
90,640
84,000 5.000%,  9/12/2024
b,i
86,520
105,000 3.352%,  4/24/2025
b
109,636
42,000 5.950%,  5/15/2025
b,i
44,940
100,000 5.500%,  9/13/2025 113,092
44,000 4.000%,  12/10/2025
b,i
44,330
140,000 3.875%,  2/18/2026
b,i
140,000
45,000 4.150%,  11/15/2026
b,i
45,731
148,000 1.122%,  1/28/2027
b
144,150
83,000 1.462%,  6/9/2027
b
81,584
168,000 4.075%,  4/23/2029
b
185,270
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
b,i
48,000
Principal
Amount Long-Term Fixed Income (67.2%) Value
Financials (10.1%) - continued
CNA Financial Corporation
$ 36,000 3.950%,  5/15/2024 $ 37,982
Coinbase Global, Inc.
70,000 3.625%,  10/1/2031
f
64,400
Coinbase Global, Inc., Convertible
49,000 0.500%,  6/1/2026
f
52,454
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,i
23,980
Commerzbank AG
89,000 8.125%,  9/19/2023
f
98,065
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
f
50,154
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,f
40,411
Corporate Office Properties, LP
82,000 2.250%,  3/15/2026 82,930
Credit Acceptance Corporation
184,000 5.125%,  12/31/2024
f
188,600
Credit Agricole SA
44,000 8.125%,  12/23/2025
b,f,i
52,107
42,000 3.250%,  1/14/2030
f
43,490
Credit Suisse Group AG
59,000 6.500%,  8/8/2023
f
63,499
54,000 7.500%,  12/11/2023
b,f,i
58,320
39,000 2.593%,  9/11/2025
b,f
39,825
24,000 7.250%,  9/12/2025
b,f,i
26,373
43,000 3.869%,  1/12/2029
b,f
46,028
Credit Suisse Group Funding
(Guernsey), Ltd.
54,000 3.800%,  9/15/2022 55,165
Dai-ichi Life Insurance Company,
Ltd.
110,000 5.100%,  10/28/2024
b,f,h,i
118,387
Danske Bank AS
56,000 5.000%,  1/12/2023
b,f
56,048
Deutsche Bank AG
200,000 6.000%,  10/30/2025
b,i
207,750
143,000 2.129%,  11/24/2026
b
142,765
90,000 2.311%,  11/16/2027
b
89,960
41,000 3.035%,  5/28/2032
b
41,313
Discover Bank
84,000 4.682%,  8/9/2028
b
87,791
Diversified Healthcare Trust
95,000 4.375%,  3/1/2031 91,239
Drawbridge Special Opportunities
Fund, LP
170,000 3.875%,  2/15/2026
f
173,157
EPR Properties
62,000 3.600%,  11/15/2031 61,339
Fidelity National Financial, Inc.
62,000 5.500%,  9/1/2022 63,965
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
b,i
42,350
Fifth Third Bank NA
42,000 3.850%,  3/15/2026 45,298
First Horizon Bank
62,000 5.750%,  5/1/2030 74,158
First Horizon National Corporation
49,000 3.550%,  5/26/2023 50,489

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Financials (10.1%) - continued
Five Corners Funding Trust
$ 100,000 4.419%,  11/15/2023
f
$ 105,991
FNB Corporation
81,000 2.200%,  2/24/2023 81,674
Fortress Transportation and
Infrastructure Investors, LLC
75,000 6.500%,  10/1/2025
f
77,531
130,000 5.500%,  5/1/2028
f
132,483
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 41,635
42,000 2.625%,  1/15/2027 41,449
FTI Consulting, Inc., Convertible
27,000 2.000%,  8/15/2023 41,796
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
f
175,791
Goldman Sachs Group, Inc.
82,000 0.627%,  11/17/2023
b
81,787
68,000 3.625%,  2/20/2024 71,336
111,000 5.500%,  8/10/2024
b,i
117,105
72,000 4.400%,  2/10/2025
b,i
72,468
70,000 4.950%,  2/10/2025
b,i
72,625
44,000 3.500%,  4/1/2025 46,527
61,000 4.250%,  10/21/2025 66,524
62,000 0.855%,  2/12/2026
b
60,785
75,000 3.650%,  8/10/2026
b,i
74,250
45,000 4.125%,  11/10/2026
b,i
45,740
135,000 1.948%,  10/21/2027
b
134,406
84,000 3.814%,  4/23/2029
b
91,371
42,000 3.800%,  3/15/2030 46,234
42,000 2.615%,  4/22/2032
b
42,302
42,000 2.383%,  7/21/2032
b
41,353
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 43,554
64,000
2.281%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
60,974
HSBC Holdings plc
49,000 3.803%,  3/11/2025
b
51,419
24,000 6.375%,  3/30/2025
b,i
25,903
49,000 2.633%,  11/7/2025
b
50,259
37,000 1.645%,  4/18/2026
b
36,693
49,000 1.589%,  5/24/2027
b
47,919
106,000 2.251%,  11/22/2027
b
106,221
42,000 6.500%,  3/23/2028
b,i
46,262
118,000 4.583%,  6/19/2029
b
132,189
111,000 4.600%,  12/17/2030
b,i
110,909
50,000 2.804%,  5/24/2032
b
50,155
72,000 6.500%,  9/15/2037 99,615
HUB International, Ltd.
92,000 5.625%,  12/1/2029
f
94,780
Huntington Bancshares, Inc.
66,000 4.450%,  10/15/2027
b,i
69,712
Icahn Enterprises, LP
115,000 6.375%,  12/15/2025 117,012
202,000 5.250%,  5/15/2027 207,743
ING Groep NV
84,000 1.726%,  4/1/2027
b
83,436
Invitation Homes Operating
Partnership, LP
62,000 2.000%,  8/15/2031 58,385
Iron Mountain, Inc.
165,000 4.875%,  9/15/2027
f
171,102
Principal
Amount Long-Term Fixed Income (67.2%) Value
Financials (10.1%) - continued
iStar, Inc.
$ 140,000 4.250%,  8/1/2025 $ 143,150
iStar, Inc., Convertible
42,000 3.125%,  9/15/2022 78,880
J.P. Morgan Chase & Company
48,000 5.150%,  5/1/2023
b,i
49,175
44,000 6.000%,  8/1/2023
b,i
45,870
44,000 6.750%,  2/1/2024
b,i
47,691
49,000 1.514%,  6/1/2024
b
49,372
234,000 5.000%,  8/1/2024
b,i
240,435
87,000 3.875%,  9/10/2024 92,278
176,000 4.023%,  12/5/2024
b
185,569
66,000 4.600%,  2/1/2025
b,i
67,733
44,000 2.083%,  4/22/2026
b
44,659
50,000 3.650%,  6/1/2026
b,i
49,875
129,000 1.045%,  11/19/2026
b
125,673
84,000 1.578%,  4/22/2027
b
83,010
126,000 4.005%,  4/23/2029
b
139,073
41,000 2.069%,  6/1/2029
b
40,658
168,000 4.493%,  3/24/2031
b
194,411
Jefferies Finance, LLC
162,000 5.000%,  8/15/2028
f
166,050
KeyBank NA
63,000 3.900%,  4/13/2029 69,603
Kilroy Realty, LP
83,000 4.375%,  10/1/2025 90,393
KKR Real Estate Finance Trust,
Inc., Convertible
14,000 6.125%,  5/15/2023 14,772
Life Storage, LP
41,000 2.400%,  10/15/2031 40,300
Lincoln National Corporation
40,000
2.515%,  (LIBOR 3M +
2.358%), 2/17/2022
b
35,500
42,000 3.800%,  3/1/2028 46,078
Lloyds Banking Group plc
59,000 2.858%,  3/17/2023
b
59,229
75,000 3.900%,  3/12/2024 79,223
46,000 7.500%,  6/27/2024
b,i
50,858
84,000 1.627%,  5/11/2027
b
82,694
69,000 3.369%,  12/14/2046
b
68,635
LPL Holdings, Inc.
90,000 4.000%,  3/15/2029
f
92,138
M&T Bank Corporation
55,000 3.500%,  9/1/2026
b,i
53,889
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
b,f
81,326
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 45,427
MetLife, Inc.
54,000 3.850%,  9/15/2025
b,i
55,080
99,000 5.875%,  3/15/2028
b,i
111,180
MGM Growth Properties Operating
Partnership, LP
137,000 4.625%,  6/15/2025
f
146,054
45,000 4.500%,  9/1/2026 48,375
132,000 5.750%,  2/1/2027 149,160
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 94,574

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Financials (10.1%) - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 63,000 3.455%,  3/2/2023 $ 64,864
36,000 3.407%,  3/7/2024 37,686
49,000 1.412%,  7/17/2025 48,728
81,000 1.538%,  7/20/2027
b
79,558
63,000 3.741%,  3/7/2029 68,823
Mizuho Financial Group, Inc.
61,000 1.554%,  7/9/2027
b
60,011
84,000 2.564%,  9/13/2031 81,870
Morgan Stanley
81,000 4.100%,  5/22/2023 84,364
41,000 0.560%,  11/10/2023
b
40,943
36,000 2.720%,  7/22/2025
b
37,098
82,000 1.164%,  10/21/2025
b
81,352
29,000 5.000%,  11/24/2025 32,464
89,000 2.188%,  4/28/2026
b
90,746
61,000 0.985%,  12/10/2026
b
59,166
84,000 1.593%,  5/4/2027
b
83,172
82,000 1.512%,  7/20/2027
b
80,708
126,000 3.622%,  4/1/2031
b
137,301
MPT Operating Partnership, LP
70,000 5.250%,  8/1/2026 72,013
80,000 4.625%,  8/1/2029 84,400
National Retail Properties, Inc.
42,000 2.500%,  4/15/2030 42,570
NatWest Group plc
34,000 6.125%,  12/15/2022 35,561
30,000 6.100%,  6/10/2023 31,982
58,000 4.269%,  3/22/2025
b
61,378
42,000 4.892%,  5/18/2029
b
48,037
63,000 3.754%,  11/1/2029
b
65,690
50,000 4.600%,  6/28/2031
b,i
49,000
Navient Corporation
97,000 5.500%,  1/25/2023 101,026
40,000 5.000%,  3/15/2027 40,794
NFP Corporation
45,000 6.875%,  8/15/2028
f
45,116
Nippon Life Insurance Company
125,000 2.900%,  9/16/2051
b,f
123,611
123,000 5.100%,  10/16/2044
b,f
132,379
73,000 3.400%,  1/23/2050
b,f
75,373
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 60,827
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 47,442
42,000 3.375%,  2/1/2031 42,304
OneMain Finance Corporation
67,000 6.875%,  3/15/2025 74,538
110,000 7.125%,  3/15/2026 125,400
55,000 3.500%,  1/15/2027 54,381
130,000 6.625%,  1/15/2028 145,600
Owl Rock Capital Corporation
41,000 4.250%,  1/15/2026 43,114
Owl Rock Technology Finance
Corporation
20,000 4.750%,  12/15/2025
f
21,290
63,000 3.750%,  6/17/2026
f
64,893
Park Intermediate Holdings, LLC
45,000 4.875%,  5/15/2029
f
46,013
PayPal Holdings, Inc.
64,000 1.650%,  6/1/2025 64,782
Principal
Amount Long-Term Fixed Income (67.2%) Value
Financials (10.1%) - continued
$ 42,000 2.850%,  10/1/2029 $ 44,202
Pebblebrook Hotel Trust,
Convertible
22,000 1.750%,  12/15/2026 24,225
PennyMac Financial Services, Inc.
110,000 4.250%,  2/15/2029
f
105,754
Pine Street Trust I
42,000 4.572%,  2/15/2029
f
47,394
Playtika Holding Corporation
75,000 4.250%,  3/15/2029
f
73,500
PNC Bank NA
42,000 2.700%,  10/22/2029 43,389
PNC Financial Services Group,
Inc.
50,000 3.400%,  9/15/2026
b,i
49,212
Principal Life Global Funding II
62,000 1.250%,  8/16/2026
f
60,507
Provident Financing Trust I
22,000 7.405%,  3/15/2038 26,840
Prudential Financial, Inc.
95,000 5.625%,  6/15/2043
b
98,848
129,000 5.200%,  3/15/2044
b
134,337
22,000 3.700%,  10/1/2050
b
22,255
Radian Group, Inc.
97,000 4.875%,  3/15/2027 104,087
Realty Income Corporation
41,000 4.875%,  6/1/2026 46,128
63,000 3.950%,  8/15/2027 69,852
Regions Financial Corporation
44,000 5.750%,  6/15/2025
b,i
48,180
Reinsurance Group of America,
Inc.
57,000 4.700%,  9/15/2023 60,343
Rocket Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
f
95,356
Royal Bank of Canada
82,000 0.750%,  10/7/2024 81,169
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 88,128
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
79,304
63,000 3.823%,  11/3/2028
b
67,618
Service Properties Trust
50,000 4.750%,  10/1/2026 48,625
56,000 4.950%,  2/15/2027 54,320
80,000 5.500%,  12/15/2027 82,102
Simon Property Group, LP
67,000 2.000%,  9/13/2024 68,192
82,000 2.650%,  7/15/2030 83,535
Societe Generale SA
48,000 2.625%,  10/16/2024
f
49,306
44,000 8.000%,  9/29/2025
b,f,i
50,860
49,000 1.488%,  12/14/2026
b,f
47,723
Spirit Realty, LP
93,000 2.100%,  3/15/2028 90,517
Standard Chartered plc
62,000 1.319%,  10/14/2023
b,f
62,051
49,000 0.991%,  1/12/2025
b,f
48,447
60,000 6.000%,  7/26/2025
b,f,i
63,975

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Financials (10.1%) - continued
Starwood Property Trust, Inc.,
Convertible
$ 23,000 4.375%,  4/1/2023 $ 24,079
State Street Corporation
41,000 2.354%,  11/1/2025
b
42,256
Sumitomo Life Insurance Company
125,000 3.375%,  4/15/2081
b,f
130,625
Sumitomo Mitsui Financial Group,
Inc.
48,000 2.448%,  9/27/2024 49,365
63,000 3.544%,  1/17/2028 67,975
63,000 2.142%,  9/23/2030 60,536
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
f
40,022
SVB Financial Group
100,000 4.000%,  5/15/2026
b,i
100,500
34,000 4.250%,  11/15/2026
b,i
34,476
Synchrony Financial
42,000 4.250%,  8/15/2024 44,483
84,000 3.700%,  8/4/2026 89,205
Truist Bank
42,000 2.250%,  3/11/2030 41,891
Truist Financial Corporation
109,000 4.950%,  9/1/2025
b,i
116,945
42,000 1.887%,  6/7/2029
b
41,357
45,000 5.100%,  3/1/2030
b,i
50,288
U.S. Bancorp
60,000 3.700%,  1/15/2027
b,i
59,988
UBS Group AG
49,000 1.364%,  1/30/2027
b,f
47,894
UDR, Inc.
82,000 3.000%,  8/15/2031 85,397
United Wholesale Mortgage, LLC
130,000 5.500%,  4/15/2029
f
127,563
USB Realty Corporation
109,000
1.271%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
92,984
Ventas Realty, LP
34,000 3.750%,  5/1/2024 35,607
VICI Properties, LP
70,000 4.250%,  12/1/2026
f
72,903
30,000 3.750%,  2/15/2027
f
30,985
115,000 4.625%,  12/1/2029
f
122,386
Wells Fargo & Company
69,000 4.125%,  8/15/2023 72,359
80,000 2.406%,  10/30/2025
b
81,998
65,000 3.900%,  3/15/2026
b,i
66,788
106,000 2.188%,  4/30/2026
b
107,872
50,000
0.624%,  (LIBOR 3M +
0.500%), 1/15/2027
b
48,475
84,000 3.584%,  5/22/2028
b
90,302
84,000 4.478%,  4/4/2031
b
97,584
Welltower, Inc.
41,000 2.050%,  1/15/2029 40,351
63,000 2.800%,  6/1/2031 64,209
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
67,989
Willis North America, Inc.
84,000 4.500%,  9/15/2028 93,894
Total 23,847,210
Principal
Amount Long-Term Fixed Income (67.2%) Value
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
$ 49,000 2.150%,  5/13/2025
f
$ 49,742
Total 49,742
Mortgage-Backed Securities (13.5%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
7,725,000 2.000%,  1/1/2037
e
7,909,828
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,950,000 2.000%,  1/1/2052
e
5,931,667
8,750,000 2.500%,  1/1/2052
e
8,927,093
3,900,000 3.000%,  1/1/2048
e
4,040,257
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
4,800,000 2.500%,  1/1/2052
e
4,915,495
Total 31,724,340
Technology (2.5%)
Akamai Technologies, Inc.,
Convertible
39,000 0.125%,  5/1/2025 51,043
49,000 0.375%,  9/1/2027 57,301
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 20,041
Apple, Inc.
125,000 2.200%,  9/11/2029 127,942
Baidu, Inc.
52,000 3.075%,  4/7/2025 53,928
Black Knight InfoServ, LLC
152,000 3.625%,  9/1/2028
f
151,801
Broadcom Corporation
84,000 3.125%,  1/15/2025 87,744
63,000 3.875%,  1/15/2027 68,310
Broadcom, Inc.
84,000 5.000%,  4/15/2030 97,795
CommScope Technologies
Finance, LLC
123,000 6.000%,  6/15/2025
f
123,000
CommScope, Inc.
80,000 7.125%,  7/1/2028
f
78,600
Dell International, LLC
24,000 5.450%,  6/15/2023 25,317
63,000 5.850%,  7/15/2025 71,407
63,000 5.300%,  10/1/2029 73,848
Fiserv, Inc.
68,000 2.750%,  7/1/2024 70,334
84,000 4.200%,  10/1/2028 94,166
Gartner, Inc.
190,000 3.625%,  6/15/2029
f
192,100
115,000 3.750%,  10/1/2030
f
117,576
Global Payments, Inc.
17,000 2.650%,  2/15/2025 17,471
42,000 3.200%,  8/15/2029 43,746
Hewlett Packard Enterprise
Company
35,000 2.250%,  4/1/2023 35,532

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Technology (2.5%) - continued
InterDigital, Inc., Convertible
$ 13,000 2.000%,  6/1/2024 $ 14,251
Intuit, Inc.
41,000 0.950%,  7/15/2025 40,410
Iron Mountain, Inc.
120,000 5.000%,  7/15/2028
f
123,300
119,000 4.875%,  9/15/2029
f
123,163
170,000 4.500%,  2/15/2031
f
171,817
Jabil, Inc.
42,000 1.700%,  4/15/2026 41,885
Lumentum Holdings, Inc.,
Convertible
69,000 0.250%,  3/15/2024 122,561
Marvell Technology, Inc.
42,000 4.200%,  6/22/2023 43,636
42,000 2.950%,  4/15/2031 42,795
Micron Technology, Inc.
78,000 4.975%,  2/6/2026 86,603
MSCI, Inc.
120,000 4.000%,  11/15/2029
f
125,400
NCR Corporation
292,000 6.125%,  9/1/2029
f
312,044
NortonLifeLock, Inc., Convertible
62,000 2.000%,  8/15/2022
f
79,949
NVIDIA Corporation
21,000 2.850%,  4/1/2030 22,305
NXP Funding, LLC
44,000 4.875%,  3/1/2024
f
47,265
21,000 2.700%,  5/1/2025
f
21,695
42,000 4.300%,  6/18/2029
f
47,054
Open Text Corporation
175,000 4.125%,  2/15/2030
f
180,250
Oracle Corporation
105,000 2.500%,  4/1/2025 107,460
105,000 2.950%,  4/1/2030 106,193
Panasonic Corporation
52,000 2.536%,  7/19/2022
f
52,413
Progress Software Corporation,
Convertible
9,000 1.000%,  4/15/2026
f
9,333
PTC, Inc.
65,000 3.625%,  2/15/2025
f
65,894
85,000 4.000%,  2/15/2028
f
86,488
Qorvo, Inc.
125,000 3.375%,  4/1/2031
f
127,243
Rackspace Technology Global,
Inc.
125,000 5.375%,  12/1/2028
f,h
121,875
Salesforce.com, Inc.
41,000 1.950%,  7/15/2031 40,616
Seagate HDD Cayman
41,000 4.250%,  3/1/2022 41,041
220,000 3.125%,  7/15/2029 214,829
187,000 3.375%,  7/15/2031 181,973
Sensata Technologies, Inc.
245,000 3.750%,  2/15/2031
f
244,130
Shift4 Payments, LLC
40,000 4.625%,  11/1/2026
f
41,440
SS&C Technologies, Inc.
317,000 5.500%,  9/30/2027
f
331,265
Principal
Amount Long-Term Fixed Income (67.2%) Value
Technology (2.5%) - continued
Switch, Ltd.
$ 210,000 3.750%,  9/15/2028
f
$ 211,575
Tencent Holdings, Ltd.
50,000 2.880%,  4/22/2031
f
50,892
Verint Systems, Inc., Convertible
18,000 0.250%,  4/15/2026
f
19,159
Viavi Solutions, Inc.
106,000 3.750%,  10/1/2029
f
105,995
Viavi Solutions, Inc., Convertible
8,000 1.000%,  3/1/2024 11,330
Vishay Intertechnology, Inc.,
Convertible
37,000 2.250%,  6/15/2025 38,251
VMware, Inc.
82,000 1.400%,  8/15/2026 80,588
29,000 2.200%,  8/15/2031 28,484
Ziff Davis, Inc., Convertible
115,000 1.750%,  11/1/2026
f
142,113
Total 5,765,965
Transportation (1.2%)
AerCap Holdings NV
50,000 5.875%,  10/10/2079
b
51,750
Air Canada
30,000 3.875%,  8/15/2026
f
30,600
Air Canada Pass Through Trust
8,209 3.875%,  3/15/2023
f
8,251
Air Lease Corporation
40,000 2.300%,  2/1/2025 40,550
11,000 3.375%,  7/1/2025 11,478
42,000 3.125%,  12/1/2030 42,856
Air Transport Services Group, Inc.,
Convertible
20,000 1.125%,  10/15/2024 22,250
American Airlines, Inc.
221,000 11.750%,  7/15/2025
f
272,659
309,000 5.500%,  4/20/2026
f
321,321
20,000 5.750%,  4/20/2029
f
21,374
Aon Corporation
44,000 2.600%,  12/2/2031 44,765
Avis Budget Car Rental, LLC
95,000 5.375%,  3/1/2029
f,h
100,208
Boeing Company
41,000 1.950%,  2/1/2024 41,465
Canadian Pacific Railway
Company
89,000 1.750%,  12/2/2026 89,321
45,000 2.450%,  12/2/2031 45,881
CSX Corporation
42,000 4.250%,  3/15/2029 47,219
Delta Air Lines, Inc.
92,000 7.000%,  5/1/2025
f
105,194
95,073 4.500%,  10/20/2025
f
99,923
83,000 4.750%,  10/20/2028
f
90,634
Greenbrier Companies, Inc.,
Convertible
67,000 2.875%,  4/15/2028
f
73,030
Hertz Corporation
92,000 4.625%,  12/1/2026
f
92,575
110,000 5.000%,  12/1/2029
f
110,094

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Transportation (1.2%) - continued
J.B. Hunt Transport Services, Inc.
$ 35,000 3.300%,  8/15/2022 $ 35,419
JetBlue Airways Corporation,
Convertible
45,000 0.500%,  4/1/2026
f
41,950
Meritor, Inc., Convertible
61,000 3.250%,  10/15/2037 66,417
Mileage Plus Holdings, LLC
105,000 6.500%,  6/20/2027
f
112,087
Penske Truck Leasing Company,
LP
41,000 1.200%,  11/15/2025
f
39,946
42,000 1.700%,  6/15/2026
f
41,517
Southwest Airlines Company
42,000 5.125%,  6/15/2027 48,015
42,000 2.625%,  2/10/2030 41,938
Southwest Airlines Company,
Convertible
63,000 1.250%,  5/1/2025 83,979
Union Pacific Corporation
55,000 3.750%,  7/15/2025 59,414
42,000 2.150%,  2/5/2027 43,062
United Airlines Pass Through Trust
35,000 3.700%,  12/1/2022 35,622
United Airlines, Inc.
152,000 4.375%,  4/15/2026
f
158,496
155,000 4.625%,  4/15/2029
f
159,844
XPO Logistics, Inc.
80,000 6.250%,  5/1/2025
f
83,700
Total 2,814,804
Utilities (1.8%)
AES Corporation
66,000 3.950%,  7/15/2030
f
70,316
Ameren Corporation
41,000 1.750%,  3/15/2028 39,621
American Electric Power
Company, Inc.
125,000 3.875%,  2/15/2062
b
126,898
42,000 2.300%,  3/1/2030 40,947
Berkshire Hathaway Energy
Company
59,000 4.050%,  4/15/2025 63,833
Calpine Corporation
200,000 4.500%,  2/15/2028
f
207,500
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 34,941
62,000 1.450%,  6/1/2026 60,824
63,000 2.650%,  6/1/2031 63,854
Dominion Energy, Inc.
34,000 3.071%,  8/15/2024 35,193
89,000 4.650%,  12/15/2024
b,i
92,782
70,000 4.350%,  1/15/2027
b,i
72,275
42,000 3.375%,  4/1/2030 44,571
Duke Energy Corporation
50,000 3.250%,  1/15/2082
b
48,735
24,000 4.875%,  9/16/2024
b,i
24,900
84,000 3.150%,  8/15/2027 88,353
42,000 2.450%,  6/1/2030 41,698
Edison International
50,000 4.950%,  4/15/2025 54,378
Principal
Amount Long-Term Fixed Income (67.2%) Value
Utilities (1.8%) - continued
$ 145,000 5.000%,  12/15/2026
b,i
$ 148,161
Enel Finance International NV
81,000 1.375%,  7/12/2026
f
78,879
Energy Transfer, LP
48,000 6.500%,  11/15/2026
b,i
48,840
Entergy Corporation
41,000 0.900%,  9/15/2025 39,710
42,000 1.900%,  6/15/2028 41,153
Evergy, Inc.
35,000 2.450%,  9/15/2024 35,896
Exelon Corporation
42,000 4.050%,  4/15/2030 46,665
FirstEnergy Corporation
59,000 3.350%,  7/15/2022 59,183
Jersey Central Power & Light
Company
21,000 2.750%,  3/1/2032
f
21,281
NextEra Energy Capital Holdings,
Inc.
65,000 3.800%,  3/15/2082
b
66,127
42,000 2.250%,  6/1/2030 41,747
NextEra Energy Operating
Partners, LP
195,000 3.875%,  10/15/2026
f
206,505
NextEra Energy Partners, LP,
Convertible
112,000 Zero Coupon,  11/15/2025
f
127,624
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,i
49,320
42,000 2.950%,  9/1/2029 43,525
NRG Energy, Inc.
41,000 2.000%,  12/2/2025
f
41,260
270,000 3.375%,  2/15/2029
f
264,573
60,000 5.250%,  6/15/2029
f
64,283
NRG Energy, Inc., Convertible
45,000 2.750%,  6/1/2048 53,383
Pacific Gas and Electric Company
63,000 3.750%,  2/15/2024 65,324
63,000 2.100%,  8/1/2027 60,823
82,000 4.550%,  7/1/2030 88,658
PG&E Corporation
130,000 5.000%,  7/1/2028 136,737
Public Service Enterprise Group,
Inc.
42,000 1.600%,  8/15/2030 38,931
Sempra Energy
65,000 4.125%,  4/1/2052
b
65,825
44,000 4.875%,  10/15/2025
b,i
47,114
63,000 3.400%,  2/1/2028 67,065
Southern Company
125,000 4.000%,  1/15/2051
b
127,813
92,000 3.750%,  9/15/2051
b
92,000
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 160,038
85,000 5.000%,  6/1/2031
f
85,956
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
f
248,912
TransCanada Trust
90,000 5.875%,  8/15/2076
b
98,325
Vistra Operations Company, LLC
160,000 5.000%,  7/31/2027
f
166,051

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.2%) Value
Utilities (1.8%) - continued
Xcel Energy, Inc.
$ 42,000 4.000%,  6/15/2028 $ 46,280
Total 4,285,586
Total Long-Term Fixed Income
(cost $157,106,451) 158,067,947
Shares
Registered Investment
Companies ( 16.7% ) Value
Unaffiliated  (3.7%)
21,984 Aberdeen Asia-Pacific Income
Fund, Inc. 83,979
10,675 AllianceBernstein Global High
Income Fund, Inc. 129,488
12,928 Allspring Income Opportunities
Fund 118,420
6,582 BlackRock Core Bond Trust 108,669
4,997 BlackRock Corporate High Yield
Fund, Inc. 61,663
7,959 BlackRock Credit Allocation
Income Trust 119,783
5,919 BlackRock Enhanced Global
Dividend Trust 72,093
6,123 BlackRock Multi-Sector Income
Trust 111,071
2,245 Blackstone Strategic Credit Fund
h
30,285
1,050 Brookfield Real Assets Income
Fund, Inc. 22,165
10,114 Eaton Vance Limited Duration
Income Fund 132,493
1,302 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 13,892
2,818 First Trust High Income Long/Short
Fund 43,933
5,329 Invesco Dynamic Credit
Opportunities Fund
c
62,928
7,861 Invesco Senior Loan ETF 173,728
18,500 iShares S&P U.S. Preferred Stock
Index Fund
h
729,455
15,725 Nuveen Credit Strategies Income
Fund 102,055
1,900 Nuveen Preferred Income
Opportunities Fund 18,544
1,900 Nuveen Quality Preferred Income
Fund II 18,468
9,286 PGIM Global High Yield Fund, Inc. 140,126
8,367 PGIM High Yield Bond Fund, Inc. 134,290
2,002 Pimco Dynamic Income Fund 51,872
24,549 SPDR Bloomberg High Yield Bond
ETF
h
2,665,285
76,324 SPDR Bloomberg Short Term High
Yield Bond ETF 2,072,197
1,062 Tri-Continental Corporation 35,248
15,825 Vanguard Short-Term Corporate
Bond ETF
h
1,285,940
3,160 Virtus Dividend, Interest &
Premium Strategy Fund 50,750
8,213 Voya Global Equity Dividend &
Premium Opportunity Fund 51,003
Shares
Registered Investment
Companies (16.7%) Value
Unaffiliated  (3.7%)- continued
16,100 Western Asset High Income
Opportunity Fund, Inc. $ 83,720
Total 8,723,543
Affiliated  (13.0%)
3,188,032 Thrivent Core Emerging Markets
Debt Fund 30,605,112
Total 30,605,112
Total Registered Investment
Companies (cost $39,439,163) 39,328,655
Shares
Collateral Held for Securities
Loaned ( 2.6% ) Value
6,113,858 Thrivent Cash Management Trust 6,113,858
Total Collateral Held for
Securities Loaned
(cost $6,113,858) 6,113,858
Shares Common Stock ( 1.5% ) Value
Communications Services (0.1%)
13 Cable One, Inc. 22,925
185 Charter Communications, Inc.
l
120,615
1,192 Twitter, Inc.
l
51,518
166 ViacomCBS, Inc. 5,010
306 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,l
5,814
Total 205,882
Consumer Discretionary (0.2%)
854 Bloomin' Brands, Inc.
l
17,917
36 Booking Holdings, Inc.
l
86,372
409 Dick's Sporting Goods, Inc.
h
47,031
126 Expedia Group, Inc.
l
22,771
4,618 Ford Motor Company 95,916
1,611 Under Armour, Inc., Class C
l
29,062
56 Vail Resorts, Inc. 18,362
Total 317,431
Consumer Staples (<0.1%)
553 Bunge, Ltd. 51,628
Total 51,628
Energy (0.1%)
812 Cheniere Energy, Inc. 82,353
750 Kinder Morgan, Inc. 11,895
250 MPLX, LP 7,397
534 Pioneer Natural Resources
Company 97,124
270 TC Energy Corporation 12,566
50 Vantage Drilling International
l
288
300 Williams Companies, Inc. 7,812
Total 219,435
Financials (0.2%)
748 Ares Capital Corporation 15,850
1,506 Bank of America Corporation 67,002
2,000 BlackRock TCP Capital
Corporation 27,020
716 Blackstone Mortgage Trust, Inc. 21,924
237 Coinbase Global, Inc.
l
59,812

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (1.5%) Value
Financials (0.2%) - continued
1,509 FS KKR Capital Corporation $ 31,598
1,705 Golub Capital BDC, Inc. 26,325
290 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 15,405
2,263 KKR & Company, Inc. 168,594
836 Sixth Street Specialty Lending, Inc. 19,554
931 Starwood Property Trust, Inc. 22,623
1,535 Wells Fargo & Company 73,649
Total 549,356
Health Care (0.2%)
342 Anthem, Inc. 158,531
80 Becton, Dickinson and Company 20,118
520 Boston Scientific Corporation
l
22,089
985 Danaher Corporation 324,075
61 Illumina, Inc.
l
23,207
Total 548,020
Industrials (0.2%)
1,026 Aerojet Rocketdyne Holdings, Inc. 47,976
1,283 Chart Industries, Inc.
l
204,626
1,269 Fluor Corporation
l
31,433
624 Fortive Corporation 47,605
186 FTI Consulting, Inc.
l
28,536
898 JetBlue Airways Corporation
l
12,788
334 Kaman Corporation 14,412
102 Patrick Industries, Inc. 8,230
555 Southwest Airlines Company
l
23,776
Total 419,382
Information Technology (0.5%)
119 Akamai Technologies, Inc.
l
13,928
526 Block, Inc.
l
84,954
444 Broadcom, Inc. 295,442
455 II-VI, Inc.
l
31,090
194 InterDigital, Inc. 13,896
201 Lumentum Holdings, Inc.
l
21,260
2,109 Microchip Technology, Inc. 183,609
414 NortonLifeLock, Inc. 10,756
1,515 Nuance Communications, Inc.
l
83,810
3,163 ON Semiconductor Corporation
l
214,831
3,191 Sabre Corporation
l
27,411
35 ServiceNow, Inc.
l
22,719
450 SunPower Corporation
l
9,391
556 Teradyne, Inc. 90,923
422 Western Digital Corporation
l
27,519
Total 1,131,539
Real Estate (<0.1%)
422 iStar, Inc. 10,900
1,756 LXP Industrial Trust 27,429
296 MGIC Investment Corporation 4,268
Total 42,597
Utilities (<0.1%)
112 American Electric Power
Company, Inc. 9,965
519 Essential Utilities, Inc. 27,865
382 NRG Energy, Inc. 16,457
Shares Common Stock (1.5%) Value
Utilities (<0.1%) - continued
223 Southern Company $ 15,293
Total 69,580
Total Common Stock
(cost $3,214,647) 3,554,850
Shares Preferred Stock ( 1.3% ) Value
Communications Services (0.1%)
6,550 AT&T, Inc., 4.750%
i
172,003
3,500 Telephone and Data Systems, Inc.,
6.000%
i
93,100
607 ViacomCBS, Inc., Convertible,
5.750%
h
30,483
Total 295,586
Consumer Staples (<0.1%)
850 CHS, Inc., 7.100%
b,i
23,358
Total 23,358
Energy (0.1%)
6,153 Crestwood Equity Partners, LP,
9.250%
i
60,545
825 Energy Transfer, LP, 7.600%
b,i
20,914
1,736 NuStar Logistics, LP, 6.860%
b
43,782
Total 125,241
Financials (0.7%)
1,750 Aegon Funding Corporation II,
5.100% 46,882
3,700 Allstate Corporation, 5.100%
i
100,344
1,000 American International Group, Inc.
5.850%
i
27,090
2,700 Bank of America Corporation,
4.250%
i,l
68,499
2,200 Bank of America Corporation,
5.000%
i
58,476
1,000 Bank of America Corporation,
5.375%
i
26,820
3,050 Capital One Financial Corporation,
5.000%
i
81,587
1,445 Cobank ACB, 6.250%
b,i
145,945
4,275 Equitable Holdings, Inc., 5.250%
i
113,288
70 First Horizon Bank, 3.750%
b,f,i
61,195
1,150 First Horizon Corporation, 6.500%
i
31,729
4,000 First Republic Bank, 4.500%
i,l
104,000
3,700 J.P. Morgan Chase & Company,
4.200%
i
94,424
4,050 J.P. Morgan Chase & Company,
4.750%
i
106,677
1,750 J.P. Morgan Chase & Company,
5.750%
i
47,040
3,080 Morgan Stanley, 5.850%
b,i
89,597
3,700 Morgan Stanley, 7.125%
b,i
102,305
425 Synovus Financial Corporation,
5.875%
b,i
11,475
2,650 Truist Financial Corporation,
4.750%
i
70,464
3,500 Wells Fargo & Company, 4.250%
h,i
87,220
148 Wells Fargo & Company,
Convertible, 7.50%
i
220,598
Total 1,695,655

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.3%) Value
Health Care (<0.1%)
848 Becton, Dickinson and Company,
Convertible, 6.000% $ 44,732
545 Boston Scientific Corporation,
Convertible, 5.500% 62,490
Total 107,222
Industrials (<0.1%)
59 Fluor Corporation, Convertible,
6.500%
f,i
77,786
432 Stanley Black & Decker, Inc.,
Convertible, 5.250%
h
47,170
Total 124,956
Real Estate (0.1%)
2,000 Public Storage, 3.950%
i
49,740
3,200 Public Storage, 4.125%
i
80,864
668 Public Storage, 4.625%
i
17,889
175 Public Storage, 4.700%
i
4,623
Total 153,116
Utilities (0.3%)
879 AES Corporation, Convertible,
6.875% 84,384
256 American Electric Power
Company, Inc., Convertible,
6.125% 12,831
455 American Electric Power
Company, Inc., Convertible,
6.125% 23,933
5,025 CMS Energy Corporation, 4.200%
i
125,625
221 Essential Utilities, Inc., Convertible,
6.000% 14,407
1,596 NextEra Energy, Inc., Convertible,
4.872% 108,672
759 NextEra Energy, Inc., Convertible,
5.279% 43,673
89 NiSource, Inc., Convertible,
7.750% 9,967
3,525 Southern Company, 4.950% 95,563
1,598 Southern Company, Convertible,
6.750% 85,892
Total 604,947
Total Preferred Stock
(cost $3,018,971) 3,130,081
Shares or
Principal
Amount Short-Term Investments ( 15.0% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.040%, 1/26/2022
m,n
99,999
100,000 0.060%, 4/22/2022
m,n
99,973
Thrivent Core Short-Term Reserve
Fund
3,498,454 0.200% 34,984,543
Total Short-Term Investments
(cost $35,180,269) 35,184,515
Total Investments (cost
$271,079,249) 115.8% $272,418,320
Other Assets and Liabilities, Net
(15.8%) (37,108,512)
Total Net Assets 100.0% $235,309,808
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $71,315,258 or
30.3% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2021.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of December 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,405,162
Common Stock 4,559,540
Total lending $5,964,702
Gross amount payable upon return of
collateral for securities loaned $6,113,858
Net amounts due to counterparty $149,156

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,579,183
Gross unrealized depreciation (1,825,265)
Net unrealized appreciation (depreciation) $ 753,918
Cost for federal income tax purposes $ 271,672,025

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,139,883 – 1,603,546 536,337
Capital Goods 4,505,775 – 3,940,177 565,598
Communications Services 4,461,693 – 4,148,321 313,372
Consumer Cyclical 2,457,917 – 2,246,977 210,940
Consumer Non-Cyclical 4,784,344 – 4,418,524 365,820
Energy 393,519 – 393,519 –
Financials 1,824,637 – 1,408,600 416,037
Technology 3,816,872 – 3,816,872 –
Transportation 2,068,411 – 2,068,411 –
Utilities 585,363 – 585,363 –
Long-Term Fixed Income
Asset-Backed Securities 16,629,128 – 16,629,128 –
Basic Materials 4,491,951 – 4,491,951 –
Capital Goods 7,076,402 – 7,076,402 –
Collateralized Mortgage Obligations 14,418,774 – 14,168,774 250,000
Commercial Mortgage-Backed Securities 712,884 – 712,884 –
Communications Services 9,795,819 – 9,795,819 –
Consumer Cyclical 13,697,441 – 13,697,441 –
Consumer Non-Cyclical 11,609,061 – 11,609,061 –
Energy 11,148,840 – 11,148,840 –
Financials 23,847,210 – 23,847,210 –
Foreign Government 49,742 – 49,742 –
Mortgage-Backed Securities 31,724,340 – 31,724,340 –
Technology 5,765,965 – 5,765,965 –
Transportation 2,814,804 – 2,814,804 –
Utilities 4,285,586 – 4,285,586 –
Registered Investment Companies
Unaffiliated 8,723,543 8,660,615 – 62,928
Common Stock
Communications Services 205,882 200,068 – 5,814
Consumer Discretionary 317,431 317,431 – –
Consumer Staples 51,628 51,628 – –
Energy 219,435 219,435 – –
Financials 549,356 549,356 – –
Health Care 548,020 548,020 – –
Industrials 419,382 419,382 – –
Information Technology 1,131,539 1,131,539 – –
Real Estate 42,597 42,597 – –
Utilities 69,580 69,580 – –
Preferred Stock
Communications Services 295,586 295,586 – –
Consumer Staples 23,358 23,358 – –
Energy 125,241 125,241 – –
Financials 1,695,655 1,488,515 207,140 –
Health Care 107,222 107,222 – –
Industrials 124,956 47,170 77,786 –
Real Estate 153,116 153,116 – –
Utilities 604,947 604,947 – –
Short-Term Investments 199,972 – 199,972 –
Subtotal Investments in Securities $200,714,807 $15,054,806 $182,933,155 $2,726,846
Other Investments  * Total
Affiliated Registered Investment Companies 30,605,112
Affiliated Short-Term Investments 34,984,543
Collateral Held for Securities Loaned 6,113,858
Subtotal Other Investments $71,703,513
Total Investments at Value $272,418,320

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 86,386 86,386 – –
Total Asset Derivatives $86,386 $86,386 $– $–
Liability Derivatives
Futures Contracts 78,763 78,763 – –
Total Liability Derivatives $78,763 $78,763 $– $–
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$199,972 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond 22 March 2022 $ 4,267,780 $ 68,970
Total Futures Long Contracts $ 4,267,780 $ 68,970
CBOT 10-Yr. U.S. Treasury Note (33) March 2022 ( $ 4,263,098) ( $ 42,371)
CBOT 2-Yr. U.S. Treasury Note (63) March 2022 (13,762,244) 17,416
CBOT 5-Yr. U.S. Treasury Note (55) March 2022 (6,653,539) (172)
CBOT U.S. Long Bond (16) March 2022 (2,540,081) (26,919)
Ultra 10-Yr. U.S. Treasury Note (6) March 2022 (869,324) (9,301)
Total Futures Short Contracts ( $ 28,088,286) ($61,347)
Total Futures Contracts ( $ 23,820,506) $7,623
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Opportunity Income
Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 86,386
Total Interest Rate Contracts 86,386
Total Asset Derivatives $86,386
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 78,763
Total Interest Rate Contracts 78,763
Total Liability Derivatives $78,763
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (77,258)
Total Equity Contracts
(77,258)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,159,802
Total Interest Rate Contracts
1,159,802
Total $1,082,544
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (26,543)
Total Interest Rate Contracts (26,543)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 43,757
Total Equity Contracts 43,757
Total $17,214
The following table presents Opportunity Income Plus Portfolio's average volume of derivative activity during the period ended December 31,
2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Short ($86,967)
Interest Rate Contracts
Futures - Long 12,327,031
Futures - Short (11,890,450)

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $37,714 $1,524 $5,885 $30,605 3,188 13.0%
Total Affiliated Registered Investment
Companies 37,714 30,605 13.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 37,613 173,272 175,900 34,985 3,498 14.9
Total Affiliated Short-Term Investments 37,613 34,985 14.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 452 59,907 54,245 6,114 6,114 2.6
Total Collateral Held for Securities Loaned 452 6,114 2.6
Total Value $75,779 $71,704
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(167) $(2,581) $ – $1,524
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% (3) 3 – 56
Total Income/Non Income Cash from Affiliated
Investments $1,580
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 27
Total Affiliated Income from Securities Loaned, Net $27
Total Value $(170) $(2,578) $ 1

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 91.2% ) Value
Bermuda (1.1%)
186,000 China Resources Gas Group, Ltd. $ 1,050,753
Total 1,050,753
Brazil (4.2%)
234,552 B3 SA - Brasil Bolsa Balcao 469,104
372,156 Banco Bradesco SA ADR 1,272,774
201,785 Rumo SA
a
643,393
81,465 Vale SA ADR 1,142,139
89,020 WEG SA 527,088
Total 4,054,498
Cayman Islands (15.8%)
223,200 Alibaba Group Holding, Ltd.
a
3,280,054
379,600 Budweiser Brewing Company
APAC, Ltd.
b
997,952
92,300 China Conch Venture Holdings, Ltd. 451,462
210,000 China Resources Land, Ltd. 884,856
113,900 GDS Holdings, Ltd.
a
659,847
87,500 Li Ning Company, Ltd. 959,879
34,400 Meituan Dianping
a,b
994,762
255,600 Sands China, Ltd.
a
593,196
3,973 Sea, Ltd. ADR
a
888,800
61,100 Tencent Holdings, Ltd. 3,565,253
122,000 WuXi Biologics (Cayman), Inc.
a,b
1,444,346
85,500 Zhongsheng Group Holdings, Ltd. 667,182
Total 15,387,589
China (13.7%)
40,399 China International Travel Service
Corporation, Ltd. 1,392,695
246,500 China Merchants Bank Company,
Ltd., Class H 1,917,666
19,800 Hangzhou Tigermed Consulting
Company, Ltd., Class A 397,153
9,900 Hangzhou Tigermed Consulting
Company, Ltd., Class H
b
125,615
2,495 Kweichow Moutai Company, Ltd. 801,788
123,680 LONGi Green Energy Technology
Company, Ltd. 1,673,402
104,925 Midea Group Company, Ltd. 1,215,091
280,740 NARI Technology Company, Ltd. 1,765,288
71,600 Shenzhou International Group
Holdings, Ltd. 1,386,440
67,420 Sungrow Power Supply Company,
Ltd. 1,542,914
88,100 Yonyou Network Technology
Company, Ltd. 496,016
14,899 Yunnan Energy New Material
Company, Ltd. 584,692
Total 13,298,760
Cyprus (0.7%)
7,703 TCS Group Holding plc GDR 649,517
Total 649,517
Hong Kong (3.1%)
147,800 AIA Group, Ltd. 1,491,723
25,530 Hong Kong Exchanges & Clearing,
Ltd. 1,493,096
Total 2,984,819
Shares Common Stock (91.2%) Value
India (12.6%)
38,489 Hindustan Unilever, Ltd. $ 1,218,389
75,142 Housing Development Finance
Corporation 2,599,846
69,587 Kotak Mahindra Bank, Ltd. 1,675,017
10,393 Maruti Suzuki India, Ltd. 1,034,706
327,647 Power Grid Corporation of India,
Ltd. 899,122
101,213 SBI Life Insurance Company, Ltd.
b
1,622,957
33,041 Tata Consultancy Services, Ltd. 1,657,190
15,447 Ultra Tech Cement, Ltd. 1,573,423
Total 12,280,650
Indonesia (2.4%)
2,543,000 Bank Central Asia Tbk PT 1,302,399
3,439,296 Bank Rakyat Indonesia Persero
Tbk PT 990,264
Total 2,292,663
Luxembourg (1.5%)
70,452 Allegro.eu SA
a,b
678,215
2,547 Globant SA
a
799,987
Total 1,478,202
Mexico (5.2%)
15,880 Fomento Economico Mexicano SAB
de CV ADR 1,234,035
32,560 Grupo Aeroportuario del Sureste ,
SAB de CV 671,268
249,950 Grupo Financiero Banorte SAB de
CV ADR 1,625,642
337,601 Grupo Mexico, SAB de CV 1,471,723
Total 5,002,668
Netherlands (6.0%)
2,121 ASM International NV 936,245
2,333 ASML Holding NV 1,868,779
28,908 Prosus NV 2,394,303
11,183 Yandex NV
a
676,572
Total 5,875,899
Philippines (0.5%)
260,636 Bank of the Philippine Islands 470,937
Total 470,937
Russian Federation (4.9%)
21,009 Lukoil ADR 1,882,426
78,093 NovaTek PJSC 1,782,964
289,182 Sberbank of Russia PJSC 1,132,866
Total 4,798,256
South Africa (1.5%)
13,204 Anglo American Platinum, Ltd. 1,506,011
Total 1,506,011
South Korea (3.2%)
4,245 Kakao Corporation 400,865
3,144 LG Chem , Ltd.
a
1,625,329
1,985 Samsung SDI Company, Ltd. 1,091,695
Total 3,117,889

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.2%) Value
Taiwan (12.4%)
113,000 Delta Electronics, Inc. $ 1,121,207
340,000 Hon Hai Precision Industry
Company, Ltd. 1,275,048
435,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 9,633,673
Total 12,029,928
United Kingdom (1.6%)
60,906 Mondi plc 1,515,645
Total 1,515,645
United States (0.8%)
597 Mercadolibre , Inc.
a
804,995
Total 804,995
Total Common Stock
(cost $62,893,167) 88,599,679
Shares Preferred Stock ( 8.6% )
South Korea (8.6%)
138,786 Samsung Electronics Company,
Ltd. 8,297,414
Total 8,297,414
Total Preferred Stock
(cost $2,127,182) 8,297,414
Shares Short-Term Investments ( 0.5% )
Thrivent Core Short-Term Reserve
Fund
50,285 0.200% 502,847
Total Short-Term Investments
(cost $502,847) 502,847
Total Investments (cost
$65,523,196) 100.3% $97,399,940
Other Assets and Liabilities,
Net (0.3%) (290,837)
Total Net Assets 100.0% $97,109,103
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $5,863,847 or
6.0% of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 39,114,942
Gross unrealized depreciation (7,540,857)
Net unrealized appreciation (depreciation) $ 31,574,085
Cost for federal income tax purposes $ 65,825,855

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,302,537 676,572 4,625,965 –
Consumer Discretionary 13,007,215 804,995 12,202,220 –
Consumer Staples 4,252,164 1,234,035 3,018,129 –
Energy 4,716,143 – 4,716,143 –
Financials 21,559,573 1,272,774 20,286,799 –
Health Care 1,967,114 – 1,967,114 –
Industrials 5,390,726 – 5,390,726 –
Information Technology 18,647,433 1,688,787 16,958,646 –
Materials 9,418,962 1,142,139 8,276,823 –
Utilities 4,337,812 – 4,337,812 –
Preferred Stock
Information Technology 8,297,414 – 8,297,414 –
Subtotal Investments in Securities $96,897,093 $6,819,302 $90,077,791 $–
Other Investments  * Total
Affiliated Short-Term Investments 502,847
Subtotal Other Investments $502,847
Total Investments at Value $97,399,940
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets
Equity Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $1,093 $24,838 $25,428 $503 50 0.5%
Total Affiliated Short-Term Investments 1,093 503 0.5
Total Value $1,093 $503
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Total Value $– $– $ –

Partner Healthcare Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.5% ) Value
Biotechnology (17.2%)
42,108 AbbVie, Inc. $ 5,701,423
21,110 Acumen Pharmaceuticals, Inc.
a
142,704
11,582 Agios Pharmaceuticals, Inc.
a
380,700
8,510 Alnylam Pharmaceuticals, Inc.
a
1,443,126
13,777 Ambrx Biopharma, Inc. ADR
a
124,406
33,790 Amgen, Inc. 7,601,736
22,375 Arcutis Biotherapeutics , Inc.
a
464,058
3,639 Argenx SE ADR
a
1,274,341
18,521 Biogen, Inc.
a
4,443,558
17,918 BioMarin Pharmaceutical, Inc.
a
1,583,055
6,212 Blueprint Medicines Corporation
a
665,367
8,933 Cerevel Therapeutics Holdings
a
289,608
5,723 Connect Biopharma Holdings, Ltd.
ADR
a
29,473
13,043 Decibel Therapeutics, Inc.
a
60,650
7,165 Design Therapeutics, Inc.
a
153,403
1,605 Enanta Pharmaceuticals, Inc.
a
120,022
7,473 Exact Sciences Corporation
a
581,624
2,704 Genmab AS
a
1,079,310
10,489 Genmab AS ADR
a
414,945
67,898 Gilead Sciences, Inc. 4,930,074
12,988 Global Blood Therapeutics, Inc.
a
380,159
5,968 Guardant Health, Inc.
a
596,919
12,538 Imago BioSciences , Inc.
a
297,276
7,361 Immuneering Corporation
a
119,027
5,022 Immunocore Holdings plc ADR
a
171,953
13,507 Incyte Corporation
a
991,414
3,440 Kodiak Sciences, Inc.
a
291,643
2,830 Krystal Biotech, Inc.
a
197,959
31,362 Mersana Therapeutics, Inc.
a
195,072
4,429 Mirati Therapeutics, Inc.
a
649,690
9,027 Moderna , Inc.
a
2,292,677
14,609 Monte Rosa Therapeutics, Inc.
a
298,316
8,560 Nautilus Biotechnology, Inc.
a
44,341
11,336 Neurocrine Biosciences, Inc.
a
965,487
2,146 Nuvation Bio, Inc., Warrants
(Expires 07/07/2027)
a
4,056
10,299 Omega Therapeutics, Inc.
a
116,688
6,700 PMV Pharmaceuticals, Inc.
a
154,770
14,300 POINT Biopharma Global, Inc.
a
80,080
11,575 Prothena Corporation plc
a
571,805
2,440 PTC Therapeutics, Inc.
a
97,185
6,142 Regeneron Pharmaceuticals, Inc.
a
3,878,796
5,375 Revolution Medicines, Inc.
a
135,289
10,468 Sarepta Therapeutics, Inc.
a
942,643
30,771 Seagen , Inc.
a
4,757,197
12,324 Talaris Therapeutics, Inc.
a
188,434
7,235 Taysha Gene Therapies, Inc.
a
84,288
15,562 Tenaya Therapeutics, Inc.
a
294,900
15,222 TScan Therapeutics, Inc.
a
68,499
1,925 Twist Bioscience Corporation
a
148,976
20,371 Vertex Pharmaceuticals, Inc.
a
4,473,471
Total 54,972,593
Financials (0.3%)
47,585 Health Assurance Acquisition
Corporation
a
464,905
11,896 Health Assurance Acquisition
Corporation, Warrants (Expires
11/12/2025)
a
10,062
7,296 Health Sciences Acquisitions
Corporation 2
a
72,960
6,199 Helix Acquisition Corporation
a
61,308
22,420 MedTech Acquisition Corporation
a
221,510
Shares Common Stock (97.5%) Value
Financials (0.3%) - continued
7,473 MedTech Acquisition Corporation,
Warrants (Expires 12/18/2025)
a
$ 3,893
Total 834,638
Health Care Distributors (1.5%)
16,075 AmerisourceBergen Corporation 2,136,207
21,686 Henry Schein, Inc.
a
1,681,315
4,102 McKesson Corporation 1,019,634
Total 4,837,156
Health Care Equipment (27.5%)
130,449 Abbott Laboratories 18,359,392
7,911 ABIOMED, Inc.
a
2,841,394
57,538 Avantor , Inc.
a
2,424,651
49,055 Baxter International, Inc. 4,210,881
163,128 Boston Scientific Corporation
a
6,929,678
20,705 Danaher Corporation 6,812,152
3,150 DexCom , Inc.
a
1,691,393
51,317 Edwards Lifesciences Corporation
a
6,648,117
4,188 Insulet Corporation
a
1,114,301
20,671 Intuitive Surgical, Inc.
a
7,427,090
11,961 Masimo Corporation
a
3,501,942
54,681 Medtronic plc 5,656,750
15,000 Natera , Inc.
a
1,400,850
15,244 Nevro Corporation
a
1,235,831
5,400 Novocure , Ltd.
a
405,432
10,426 Rapid Micro Biosystems , Inc.
a
110,933
9,482 ResMed , Inc. 2,469,871
28,205 Stryker Corporation 7,542,581
5,250 Tandem Diabetes Care, Inc.
a
790,230
10,242 Teleflex, Inc. 3,364,292
25,075 Zimmer Biomet Holdings, Inc. 3,185,528
Total 88,123,289
Health Care Facilities (1.1%)
21,028 Agilon Health, Inc.
a
567,756
21,355 Encompass Health Corporation 1,393,627
6,605 HCA Healthcare, Inc. 1,696,957
Total 3,658,340
Health Care Services (5.1%)
38,829 Agiliti , Inc.
a
899,280
10,333 Amedisys , Inc.
a
1,672,706
11,207 CareMax , Inc.
a
86,070
2,241 CareMax , Inc., Warrants (Expires
07/16/2025)
a
3,160
36,657 Cigna Holding Company 8,417,547
10,781 LHC Group, Inc.
a
1,479,476
15,940 Quest Diagnostics, Inc. 2,757,779
11,984 Teladoc Health, Inc.
a
1,100,371
Total 16,416,389
Health Care Supplies (1.8%)
27,666 Alcon, Inc. 2,410,262
2,325 Cooper Companies, Inc. 974,036
29,530 Dentsply Sirona, Inc. 1,647,479
1,345 West Pharmaceutical Services,
Inc. 630,818
Total 5,662,595
Life Sciences Tools & Services (9.5%)
7,595 Agilent Technologies, Inc. 1,212,542

Partner Healthcare Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Life Sciences Tools & Services (9.5%) -
continued
7,435 ICON plc
a
$ 2,302,620
5,889 Illumina, Inc.
a
2,240,411
16,403 IQVIA Holding, Inc.
a
4,627,942
15,485 IsoPlexis Corporation
a
142,307
17,030 Qiagen NV
a
946,527
28,249 Thermo Fisher Scientific, Inc. 18,848,863
Total 30,321,212
Managed Health Care (12.7%)
12,814 Anthem, Inc. 5,939,802
30,121 Centene Corporation
a
2,481,970
11,782 Humana, Inc. 5,465,199
53,368 UnitedHealth Group, Inc. 26,798,207
Total 40,685,178
Pharmaceuticals (20.8%)
8,166 Apellis Pharmaceuticals, Inc.
a
386,088
25,955 AstraZeneca plc 3,030,743
25,524 Bristol-Myers Squibb Company 1,591,421
63,000 Daiichi Sankyo Company, Ltd. 1,603,440
39,795 Eli Lilly and Company 10,992,175
6,233 Forma Therapeutics Holdings,
Inc.
a
88,633
494,505 Hansoh Pharmaceutical Group
Company, Ltd.
b
1,207,448
10,499 Horizon Therapeutics plc
a
1,131,372
182,000 Hua Medicine
a,b
88,673
72,330 Johnson & Johnson 12,373,493
81,571 Merck & Company, Inc. 6,251,601
13,374 Nektar Therapeutics
a
180,683
220,573 Pfizer, Inc. 13,024,836
5,973 Roche Holding AG 2,477,966
29,414 Sanofi 2,951,515
29,577 Sanofi ADR 1,481,808
59,000 WuXi Biologics (Cayman), Inc.
a,b
698,495
29,321 Zoetis, Inc. 7,155,204
Total 66,715,594
Total Common Stock
(cost $213,478,566) 312,226,984
Shares Short-Term Investments ( 3.8% ) Value
Thrivent Core Short-Term Reserve
Fund
1,204,957 0.200% 12,049,567
Total Short-Term Investments
(cost $12,047,062) 12,049,567
Total Investments (cost
$225,525,628) 101.3% $324,276,551
Other Assets and Liabilities, Net
(1.3%) (4,126,612)
Total Net Assets 100.0% $320,149,939
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2021, the value of these investments was $1,994,616 or
0.6% of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 105,198,997
Gross unrealized depreciation (7,371,472)
Net unrealized appreciation (depreciation) $ 97,827,525
Cost for federal income tax purposes $ 226,449,026

Partner Healthcare Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 54,972,593 53,893,283 1,079,310 –
Financials 834,638 834,638 – –
Health Care Distributors 4,837,156 4,837,156 – –
Health Care Equipment 88,123,289 88,123,289 – –
Health Care Facilities 3,658,340 3,658,340 – –
Health Care Services 16,416,389 16,416,389 – –
Health Care Supplies 5,662,595 5,662,595 – –
Life Sciences Tools & Services 30,321,212 30,321,212 – –
Managed Health Care 40,685,178 40,685,178 – –
Pharmaceuticals 66,715,594 54,657,314 12,058,280 –
Subtotal Investments in Securities $312,226,984 $299,089,394 $13,137,590 $–
Other Investments  * Total
Affiliated Short-Term Investments 12,049,567
Subtotal Other Investments $12,049,567
Total Investments at Value $324,276,551
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Partner Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Net realized gains/(losses) on Foreign currency forward contracts (3,863)
Total Foreign Exchange Contracts (3,863)
Total ($3,863)
The following table presents Partner Healthcare Portfolio's average volume of derivative activity during the period ended December 31, 2021.
Derivative Risk Category Average Notional Value
Foreign Exchange Contracts
Contracts Sold ($5,502)

Partner Healthcare Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $6,423 $74,282 $68,655 $12,050 1,205 3.8%
Total Affiliated Short-Term Investments 6,423 12,050 3.8
Total Value $6,423 $12,050
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $12
Total Income/Non Income Cash from Affiliated
Investments $12
Total Value $– $– $ –

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.0% ) Value
Diversified REITs (4.7%)
7,554 American Assets Trust, Inc. $ 283,501
40,367 Cousins Properties, Inc. 1,625,983
88,770 Duke Realty Corporation 5,826,863
16,000 LXP Industrial Trust 249,920
23,174 Spirit Realty Capital, Inc. 1,116,755
26,597 Store Capital Corporation 914,937
11,258 WP Carey, Inc. 923,719
Total 10,941,678
Health Care REITs (7.5%)
17,162 Healthcare Realty Trust, Inc. 543,005
44,725 Healthcare Trust of America, Inc. 1,493,368
97,500 Healthpeak Properties, Inc. 3,518,775
57,506 Medical Properties Trust, Inc. 1,358,867
16,114 Omega Healthcare Investors, Inc. 476,813
60,098 Ventas, Inc. 3,072,210
81,070 Welltower , Inc. 6,953,374
Total 17,416,412
Hotel & Resort REITs (4.2%)
62,212 Apple Hospitality REIT, Inc. 1,004,724
8,800 Caesars Entertainment, Inc.
a
823,064
118,551 Host Hotels & Resorts, Inc.
a
2,061,602
2,200 Marriott Vacations Worldwide
Corporation 371,756
52,858 MGM Growth Properties, LLC 2,159,249
36,835 Park Hotels & Resorts, Inc.
a
695,445
29,785 Pebblebrook Hotel Trust 666,290
39,554 RLJ Lodging Trust 550,987
8,756 Ryman Hospitality Properties
a
805,202
42,757 Sunstone Hotel Investors, Inc.
a
501,540
Total 9,639,859
Industrial REITs (15.0%)
33,092 Americold Realty Trust 1,085,087
4,751 EastGroup Properties, Inc. 1,082,515
35,396 First Industrial Realty Trust, Inc. 2,343,215
112,081 Prologis, Inc. 18,869,957
55,814 Rexford Industrial Realty, Inc. 4,527,073
11,888 SBA Communications Corporation 4,624,670
22,911 STAG Industrial, Inc. 1,098,812
13,745 Terreno Realty Corporation 1,172,311
Total 34,803,640
Information Technology (0.3%)
25,548 Switch, Inc. 731,695
Total 731,695
Office REITs (5.8%)
23,467 Alexandria Real Estate Equities,
Inc. 5,232,202
17,483 Boston Properties, Inc. 2,013,692
13,746 Corporate Office Properties Trust 384,476
22,790 Douglas Emmett, Inc. 763,465
25,312 Highwoods Properties, Inc. 1,128,662
25,072 Hudson Pacific Properties, Inc. 619,529
17,026 JBG SMITH Properties 488,817
23,191 Kilroy Realty Corporation 1,541,274
10,923 SL Green Realty Corporation 783,179
11,854 Vornado Realty Trust 496,208
Total 13,451,504
Shares Common Stock (99.0%) Value
Real Estate Operating Companies (0.5%)
37,337 Essential Properties Realty Trust,
Inc. $ 1,076,426
Total 1,076,426
Real Estate Services (0.8%)
7,800 CBRE Group, Inc.
a
846,378
3,281 Jones Lang LaSalle, Inc.
a
883,704
Total 1,730,082
Residential REITs (22.0%)
21,262 American Campus Communities,
Inc. 1,218,100
101,525 American Homes 4 Rent 4,427,505
28,612 Apartment Income REIT
Corporation 1,564,218
24,779 AvalonBay Communities, Inc. 6,258,928
22,031 Camden Property Trust 3,936,499
43,703 Equity Lifestyle Properties, Inc. 3,831,005
37,566 Equity Residential 3,399,723
12,885 Essex Property Trust, Inc. 4,538,484
26,374 Independence Realty Trust, Inc. 681,240
156,546 Invitation Homes, Inc. 7,097,796
16,508 Mid-America Apartment
Communities, Inc. 3,787,595
26,701 Sun Communities, Inc. 5,606,409
74,524 UDR, Inc. 4,470,695
Total 50,818,197
Retail REITs (10.7%)
22,597 Agree Realty Corporation 1,612,522
83,271 Brixmor Property Group, Inc. 2,115,916
9,656 Federal Realty Investment Trust 1,316,306
99,697 Kimco Realty Corporation 2,457,531
35,208 Kite Realty Group Trust 766,830
6,800 Macerich Company 117,504
20,971 National Retail Properties, Inc. 1,008,076
21,313 NetSTREIT Corporation 488,068
13,721 Phillips Edison and Company, Inc. 453,342
38,100 Realty Income Corporation 2,727,579
36,007 Regency Centers Corporation 2,713,127
25,586 Retail Opportunity Investments
Corporation 501,486
47,540 Simon Property Group, Inc. 7,595,466
33,985 SITE Centers Corporation 537,982
21,449 Urban Edge Properties 407,531
Total 24,819,266
Specialized REITs (27.5%)
36,013 American Tower Corporation 10,533,802
24,743 Crown Castle International
Corporation 5,164,854
49,286 CubeSmart 2,804,866
24,290 CyrusOne , Inc. 2,179,299
25,918 Digital Realty Trust, Inc. 4,584,117
14,018 Equinix , Inc. 11,856,985
26,882 Extra Space Storage, Inc. 6,094,956
13,073 Four Corners Property Trust, Inc. 384,477
41,244 Gaming and Leisure Properties,
Inc. 2,006,933
13,700 Iron Mountain, Inc. 716,921
24,909 Life Storage, Inc. 3,815,561
13,065 National Storage Affiliates Trust 904,098
5,592 PotlatchDeltic Corporation 336,750

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Specialized REITs (27.5%) - continued
18,304 Public Storage, Inc. $ 6,855,946
104,145 VICI Properties, Inc. 3,135,806
54,989 Weyerhaeuser Company 2,264,447
Total 63,639,818
Total Common Stock
(cost $122,370,376) 229,068,577
Shares Short-Term Investments ( 0.8% ) Value
Thrivent Core Short-Term Reserve
Fund
186,904 0.200% 1,869,041
Total Short-Term Investments
(cost $1,869,041) 1,869,041
Total Investments (cost
$124,239,417) 99.8% $230,937,618
Other Assets and Liabilities, Net
0.2% 467,009
Total Net Assets 100.0% $231,404,627
a Non-income producing security.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 107,802,688
Gross unrealized depreciation (1,923,938)
Net unrealized appreciation (depreciation) $ 105,878,750
Cost for federal income tax purposes $ 125,058,868

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Diversified REITs 10,941,678 10,941,678 – –
Health Care REITs 17,416,412 17,416,412 – –
Hotel & Resort REITs 9,639,859 9,639,859 – –
Industrial REITs 34,803,640 34,803,640 – –
Information Technology 731,695 731,695 – –
Office REITs 13,451,504 13,451,504 – –
Real Estate Operating Companies 1,076,426 1,076,426 – –
Real Estate Services 1,730,082 1,730,082 – –
Residential REITs 50,818,197 50,818,197 – –
Retail REITs 24,819,266 24,819,266 – –
Specialized REITs 63,639,818 63,639,818 – –
Subtotal Investments in Securities $229,068,577 $229,068,577 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,869,041
Subtotal Other Investments $1,869,041
Total Investments at Value $230,937,618
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $338 $18,787 $17,256 $1,869 187 0.8%
Total Affiliated Short-Term Investments 338 1,869 0.8
Total Value $338 $1,869
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Communications Services (0.9%)
26,198 Upwork , Inc.
a
$ 894,924
Total 894,924
Consumer Discretionary (14.5%)
21,044 Bally's Corporation
a
800,935
9,489 Choice Hotels International, Inc. 1,480,189
31,631 Cooper-Standard Holdings, Inc.
a
708,851
61,555 Duluth Holdings, Inc.
a
934,405
112,130 Everi Holdings, Inc.
a
2,393,975
4,946 Five Below, Inc.
a
1,023,278
3,018 Lithia Motors, Inc. 896,195
22,161 Magnite , Inc.
a
387,817
10,814 Papa John's International, Inc. 1,443,345
13,341 Planet Fitness, Inc.
a
1,208,428
22,620 Skyline Champion Corporation
a
1,786,528
53,845 ThredUp , Inc.
a
687,062
6,363 Wingstop , Inc. 1,099,526
5,000 Xometry , Inc.
a,b
256,250
Total 15,106,784
Consumer Staples (2.8%)
51,439 e.l.f . Beauty, Inc.
a
1,708,289
32,202 Turning Point Brands, Inc. 1,216,592
Total 2,924,881
Energy (0.1%)
25,165 Nine Energy Service, Inc.
a,b
25,165
13,752 Talos Energy, Inc.
a
134,770
Total 159,935
Financials (6.0%)
13,578 Ameris Bancorp 674,555
15,637 Hamilton Lane, Inc. 1,620,306
7,665 Kinsale Capital Group, Inc. 1,823,427
15,163 Seacoast Banking Corporation of
Florida 536,618
14,955 Western Alliance Bancorp 1,609,906
Total 6,264,812
Health Care (17.2%)
9,771 908 Devices, Inc.
a,b
252,776
8,742 ACADIA Pharmaceuticals, Inc.
a
204,038
17,346 Adaptive Biotechnologies
Corporation
a
486,729
30,855 Agilon Health, Inc.
a
833,085
1,687 Arena Pharmaceuticals, Inc.
a
156,790
1,833 Argenx SE ADR
a
641,898
4,223 Ascendis Pharma AS ADR
a
568,120
28,521 Axonics Modulation Technologies,
Inc.
a
1,597,176
3,081 Global Blood Therapeutics, Inc.
a
90,181
5,834 Guardant Health, Inc.
a
583,517
15,470 Immunocore Holdings plc ADR
a
529,693
6,563 Inari Medical, Inc.
a
599,005
6,914 Inspire Medical Systems, Inc.
a
1,590,635
41,600 Lantheus Holdings, Inc.
a
1,201,824
13,039 Natera , Inc.
a
1,217,712
9,484 Nevro Corporation
a
768,868
25,942 Phreesia , Inc.
a
1,080,744
20,746 Progyny , Inc.
a
1,044,561
21,797 Pulmonx Corporation
a,b
699,030
6,061 Repligen Corporation
a
1,605,195
3,642 Sarepta Therapeutics, Inc.
a
327,962
Shares Common Stock (98.1%) Value
Health Care (17.2%) - continued
25,485 Silk Road Medical, Inc.
a
$ 1,085,916
10,966 Travere Therapeutics, Inc.
a
340,384
18,167 Vor BioPharma , Inc.
a,b
211,100
14,525 Zymeworks , Inc.
a
238,065
Total 17,955,004
Industrials (27.2%)
26,074 Altra Industrial Motion Corporation 1,344,636
13,493 ASGN, Inc.
a
1,665,036
10,841 Chart Industries, Inc.
a
1,729,031
69,790 First Advantage Corporation
a
1,328,802
9,385 Forward Air Corporation 1,136,430
8,349 Lincoln Electric Holdings, Inc. 1,164,435
13,422 Mercury Systems, Inc.
a
739,015
54,970 Meritor, Inc.
a
1,362,157
12,176 Middleby Corporation
a
2,395,750
41,968 Ranpak Holdings Corporation
a
1,577,157
6,281 RBC Bearings, Inc.
a
1,268,573
13,643 Regal Rexnord Corporation 2,321,766
31,548 Rush Enterprises, Inc. 1,755,331
3,294 Saia, Inc.
a
1,110,177
5,875 Simpson Manufacturing Company,
Inc. 817,036
59,083 Summit Materials, Inc.
a
2,371,592
52,976 Sun Country Airlines Holdings,
Inc.
a
1,443,596
7,638 Vicor Corporation
a
969,873
45,472 WillScot Mobile Mini Holdings
Corporation
a
1,857,076
Total 28,357,469
Information Technology (24.1%)
34,317 Alignment Healthcare, Inc.
a
482,497
23,118 Allegro MicroSystems , Inc.
a
836,409
14,147 Anaplan, Inc.
a
648,640
11,902 Avalara, Inc.
a
1,536,667
16,284 Bandwidth, Inc.
a
1,168,540
16,370 BigCommerce Holdings, Inc.
a
579,007
23,941 Calix, Inc.
a
1,914,562
13,496 Cognex Corporation 1,049,449
12,956 Descartes Systems Group, Inc.
a
1,071,202
8,043 Dolby Laboratories, Inc. 765,854
6,134 Endava plc ADR
a
1,030,021
10,370 Five9, Inc.
a
1,424,008
16,795 Lattice Semiconductor
Corporation
a
1,294,223
21,923 LivePerson , Inc.
a
783,090
23,658 LiveRamp Holding, Inc.
a
1,134,401
4,994 MKS Instruments, Inc. 869,805
2,638 Monolithic Power Systems, Inc. 1,301,405
5,474 Nova, Ltd.
a
801,941
5,783 Paymentus Holdings, Inc.
a,b
202,289
6,353 SailPoint Technologies Holdings,
Inc.
a
307,104
60,672 Sierra Wireless, Inc.
a
1,069,041
3,224 SiTime Corporation
a
943,149
21,330 Sprout Social, Inc.
a
1,934,418
15,252 Workiva , Inc.
a
1,990,233
Total 25,137,955
Materials (1.7%)
15,067 Compass Minerals International,
Inc. 769,622

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Materials (1.7%) - continued
4,336 Quaker Chemical Corporation $ 1,000,662
Total 1,770,284
Real Estate (3.6%)
40,970 Cushman and Wakefield plc
a
911,173
4,917 FirstService Corporation 966,043
9,423 NexPoint Residential Trust, Inc. 789,930
12,902 Rexford Industrial Realty, Inc. 1,046,481
Total 3,713,627
Total Common Stock
(cost $79,860,812) 102,285,675
Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
1,249,175 Thrivent Cash Management Trust 1,249,175
Total Collateral Held for
Securities Loaned
(cost $1,249,175) 1,249,175
Shares
Registered Investment
Companies ( 0.8% ) Value
Unaffiliated  (0.8%)
4,356 SPDR S&P Biotech ETF 487,698
3,755 SPDR S&P Oil & Gas Exploration
ETF 359,992
Total 847,690
Total Registered Investment
Companies (cost $856,390) 847,690
Shares Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
122,366 0.200% 1,223,663
Total Short-Term Investments
(cost $1,223,464) 1,223,663
Total Investments (cost
$83,189,841) 101.3% $105,606,203
Other Assets and Liabilities, Net
(1.3%) (1,405,950)
Total Net Assets 100.0% $104,200,253
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of December 31, 2021:
Securities Lending Transactions
Common Stock $ 1,193,737
Total lending $1,193,737
Gross amount payable upon return of
collateral for securities loaned $1,249,175
Net amounts due to counterparty $55,438
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 28,279,184
Gross unrealized depreciation (6,066,209)
Net unrealized appreciation (depreciation) $ 22,212,975
Cost for federal income tax purposes $ 83,393,228

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 894,924 894,924 – –
Consumer Discretionary 15,106,784 15,106,784 – –
Consumer Staples 2,924,881 2,924,881 – –
Energy 159,935 159,935 – –
Financials 6,264,812 6,264,812 – –
Health Care 17,955,004 17,955,004 – –
Industrials 28,357,469 28,357,469 – –
Information Technology 25,137,955 25,137,955 – –
Materials 1,770,284 1,770,284 – –
Real Estate 3,713,627 3,713,627 – –
Registered Investment Companies
Unaffiliated 847,690 847,690 – –
Subtotal Investments in Securities $103,133,365 $103,133,365 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,223,663
Collateral Held for Securities Loaned 1,249,175
Subtotal Other Investments $2,472,838
Total Investments at Value $105,606,203
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $1,865 $40,254 $40,895 $1,224 122 1.2%
Total Affiliated Short-Term Investments 1,865 1,224 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,991 32,435 35,177 1,249 1,249 1.2
Total Collateral Held for Securities Loaned 3,991 1,249 1.2
Total Value $5,856 $2,473
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $0 $0 $ – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $0 $0 $ 1

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Communications Services (1.9%)
23,787 AMC Networks, Inc.
a,b
$ 819,224
8,886 ATN International, Inc. 354,996
52,862 Cars.com, Inc.
b
850,550
86,644 Cinemark Holdings, Inc.
b
1,396,701
34,530 Cogent Communications Holdings 2,526,905
58,668 Consolidated Communications
Holdings, Inc.
b
438,837
46,533 E.W. Scripps Company
b
900,414
115,828 Gannett Company, Inc.
b
617,363
40,611 QuinStreet, Inc.
b
738,714
24,790 Scholastic Corporation 990,608
40,662 Shenandoah Telecommunications
Company 1,036,881
80,398 Telephone & Data Systems, Inc. 1,620,020
13,687 Thryv Holdings, Inc.
b
562,946
205,466 Vonage Holdings Corporation
b
4,271,638
Total 17,125,797
Consumer Discretionary (11.9%)
25,621 Aaron's Company, Inc. 631,558
48,082 Abercrombie & Fitch Company
b
1,674,696
40,499 Adtalem Global Education, Inc.
b
1,197,150
92,824 American Axle & Manufacturing
Holdings, Inc.
b
866,048
15,226 American Public Education, Inc.
b
338,779
4,947 America's Car-Mart, Inc.
b
506,573
18,828 Asbury Automotive Group, Inc.
b
3,252,160
29,387 Barnes & Noble Education, Inc.
b
200,125
82,244 Bed Bath & Beyond, Inc.
a,b
1,199,118
26,494 Big Lots, Inc. 1,193,555
18,965 BJ's Restaurants, Inc.
b
655,241
66,095 Bloomin' Brands, Inc.
b
1,386,673
24,096 Boot Barn Holdings, Inc.
b
2,965,013
36,962 Brinker International, Inc.
b
1,352,440
23,903 Buckle, Inc. 1,011,336
31,143 Caleres, Inc. 706,323
15,894 Cato Corporation 272,741
6,946 Cavco Industries, Inc.
b
2,206,397
24,178 Century Communities, Inc. 1,977,519
39,484 Cheesecake Factory, Inc.
b
1,545,799
99,664 Chico's FAS, Inc.
b
536,192
11,381 Children's Place, Inc.
b
902,400
16,115 Chuy's Holdings, Inc.
b
485,384
15,596 Conn's, Inc.
b
366,818
13,827 Cooper-Standard Holdings, Inc.
b
309,863
31,417 Dave & Buster's Entertainment,
Inc.
b
1,206,413
49,928 Designer Brands, Inc.
b
709,477
14,011 Dine Brands Global, Inc. 1,062,174
23,162 Dorman Products, Inc.
b
2,617,538
15,769 El Pollo Loco Holdings, Inc.
b
223,762
17,884 Ethan Allen Interiors, Inc. 470,170
13,944 Fiesta Restaurant Group, Inc.
b
153,523
38,618 Fossil, Inc.
b
397,379
11,558 Genesco, Inc.
b
741,677
27,042 Gentherm, Inc.
b
2,349,950
35,571 G-III Apparel Group, Ltd.
b
983,182
14,731 Group 1 Automotive, Inc. 2,875,786
31,718 Guess ?, Inc. 751,082
12,109 Haverty Furniture Companies, Inc. 370,172
12,249 Hibbet, Inc. 881,071
19,099 Installed Building Products, Inc. 2,668,512
21,939 iRobot Corporation
a,b
1,445,341
38,716 Kontoor Brands, Inc. 1,984,195
36,071 La-Z-Boy, Inc. 1,309,738
Shares Common Stock (98.0%) Value
Consumer Discretionary (11.9%) - continued
20,567 LCI Industries $ 3,205,778
17,383 LGI Homes, Inc.
b
2,685,326
21,631 Liquidity Services, Inc.
b
477,613
23,672 Lumber Liquidators Holdings, Inc.
b
404,081
46,015 M.D.C. Holdings, Inc. 2,569,017
23,682 M/I Homes, Inc.
b
1,472,547
17,790 Marcus Corporation
a,b
317,729
17,696 MarineMax, Inc.
b
1,044,772
30,364 Meritage Homes Corporation
b
3,706,230
10,673 Monarch Casino & Resort, Inc.
b
789,268
27,296 Monro, Inc. 1,590,538
15,629 Motorcar Parts of America, Inc.
b
266,787
13,433 Movado Group, Inc. 561,902
37,354 Office Depot, Inc.
b
1,467,265
12,924 Oxford Industries, Inc. 1,312,044
57,053 Perdoceo Education Corporation
b
670,943
17,044 PetMed Express, Inc.
a
430,531
12,790 Red Robin Gourmet Burgers, Inc.
b
211,419
49,220 Rent-A-Center, Inc. 2,364,529
25,825 Ruth's Hospitality Group, Inc.
b
513,918
91,988 Sally Beauty Holdings, Inc.
b
1,698,098
31,853 Shake Shack, Inc.
b
2,298,512
14,248 Shoe Carnival, Inc. 556,812
19,036 Shutterstock, Inc. 2,110,712
43,178 Signet Jewelers, Ltd. 3,757,781
18,430 Sleep Number Corporation
b
1,411,738
16,886 Sonic Automotive, Inc. 835,013
15,576 Standard Motor Products, Inc. 816,027
62,264 Steven Madden, Ltd. 2,893,408
18,418 Strategic Education, Inc. 1,065,297
14,321 Sturm, Ruger & Company, Inc. 974,114
21,109 TechTarget, Inc.
b
2,019,287
39,779 Tupperware Brands Corporation
b
608,221
11,309 Unifi, Inc.
b
261,803
10,663 Universal Electronics, Inc.
b
434,517
20,765 Vera Bradley, Inc.
b
176,710
46,628 Vista Outdoor, Inc.
b
2,148,152
43,308 Weight Watchers International,
Inc.
b
698,558
27,230 Winnebago Industries, Inc. 2,040,072
67,033 Wolverine World Wide, Inc. 1,931,221
17,407 Zumiez, Inc.
b
835,362
Total 106,574,695
Consumer Staples (4.4%)
25,192 Andersons, Inc. 975,182
52,814 B&G Foods, Inc. 1,622,974
14,391 Calavo Growers, Inc. 610,178
30,476 Cal-Maine Foods, Inc. 1,127,307
31,051 Celsius Holdings, Inc.
b
2,315,473
7,934 Central Garden & Pet Company
b
417,566
32,685 Central Garden & Pet Company,
Class A
b
1,563,977
26,514 Chefs' Warehouse, Inc.
b
882,916
3,777 Coca-Cola Consolidated, Inc. 2,338,681
38,960 e.l.f. Beauty, Inc.
b
1,293,862
44,241 Edgewell Personal Care Company 2,022,256
27,085 Fresh Del Monte Produce, Inc. 747,546
14,462 Inter Parfums, Inc. 1,545,988
12,101 J & J Snack Foods Corporation 1,911,474
7,220 John B. Sanfilippo & Son, Inc. 650,955
9,453 Medifast, Inc. 1,979,742
10,188 MGP Ingredients, Inc. 865,878
18,986 National Beverage Corporation
a
860,635
19,579 PriceSmart, Inc. 1,432,595

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Consumer Staples (4.4%) - continued
5,105 Seneca Foods Corporation
b
$ 244,785
68,633 Simply Good Foods Company
b
2,853,074
29,252 SpartanNash Company 753,532
14,084 Tootsie Roll Industries, Inc. 510,263
45,398 TreeHouse Foods, Inc.
b
1,839,981
45,858 United Natural Foods, Inc.
b
2,250,711
20,025 Universal Corporation 1,099,773
9,503 USANA Health Sciences, Inc.
b
961,704
106,500 Vector Group, Ltd. 1,222,620
11,157 WD-40 Company 2,729,449
Total 39,631,077
Energy (4.7%)
109,070 Archrock, Inc. 815,844
18,862 Bristow Group, Inc.
b
597,359
38,634 Callon Petroleum Company
a,b
1,825,456
58,655 Civitas Resources, Inc. 2,872,335
25,815 CONSOL Energy, Inc.
b
586,259
37,671 Core Laboratories NV 840,440
22,540 Dorian LPG, Ltd. 286,033
28,798 Dril-Quip, Inc.
b
566,745
43,617 Green Plains, Inc.
b
1,516,127
115,427 Helix Energy Solutions Group, Inc.
b
360,132
87,809 Helmerich & Payne, Inc. 2,081,073
11,670 Laredo Petroleum Holdings, Inc.
b
701,717
89,760 Matador Resources Company 3,313,939
6,304 Nabors Industries, Ltd.
b
511,191
81,218 Oceaneering International, Inc.
b
918,576
49,948 Oil States International, Inc.
b
248,242
37,228 Par Pacific Holdings, Inc.
b
613,890
175,061 Patterson-UTI Energy, Inc. 1,479,265
77,307 PBF Energy, Inc.
b
1,002,672
79,250 PDC Energy, Inc. 3,865,815
68,982 ProPetro Holding Corporation
b
558,754
203,284 Range Resources Corporation
b
3,624,554
17,162 Ranger Oil Corporation, Class A
b
462,001
40,911 Renewable Energy Group, Inc.
b
1,736,263
4,276 REX American Resources
Corporation
b
410,496
57,935 RPC, Inc.
b
263,025
98,857 SM Energy Company 2,914,304
826,000 Southwestern Energy Company
b
3,849,160
33,318 Talos Energy, Inc.
b
326,516
60,687 U.S. Silica Holdings, Inc.
b
570,458
41,839 Warrior Met Coal, Inc. 1,075,681
51,408 World Fuel Services Corporation 1,360,770
Total 42,155,092
Financials (18.3%)
15,327 Allegiance Bancshares, Inc. 646,953
37,683 Ambac Financial Group, Inc.
b
604,812
67,007 American Equity Investment Life
Holding Company 2,607,912
53,836 Ameris Bancorp 2,674,572
15,759 AMERISAFE, Inc. 848,307
107,016 Apollo Commercial Real Estate
Finance, Inc. 1,408,331
72,990 ARMOUR Residential REIT, Inc. 716,032
56,809 Assured Guaranty, Ltd. 2,851,812
43,576 Axos Financial, Inc.
b
2,436,334
13,013 B. Riley Financial, Inc. 1,156,335
44,024 Banc of California, Inc. 863,751
15,374 BancFirst Corporation 1,084,789
46,371 Bancorp, Inc.
b
1,173,650
Shares Common Stock (98.0%) Value
Financials (18.3%) - continued
72,503 BankUnited, Inc. $ 3,067,602
27,875 Banner Corporation 1,691,176
39,599 Berkshire Hills Bancorp, Inc. 1,125,800
39,648 Blucora, Inc.
b
686,703
29,173 BrightSphere Investment Group 746,829
63,184 Brookline Bancorp, Inc. 1,022,949
105,074 Capitol Federal Financial, Inc. 1,190,488
22,760 Central Pacific Financial
Corporation 641,149
12,303 City Holding Company 1,006,262
63,264 Columbia Banking System, Inc. 2,069,998
43,890 Community Bank System, Inc. 3,268,927
24,267 Customers Bancorp, Inc.
b
1,586,334
103,672 CVB Financial Corporation 2,219,618
26,996 Dime Community Bancshares, Inc. 949,179
23,736 Donnelley Financial Solutions, Inc.
b
1,118,915
25,999 Eagle Bancorp, Inc. 1,516,782
19,327 eHealth, Inc.
b
492,838
44,399 Ellington Financial, Inc. 758,779
22,757 Employers Holdings, Inc. 941,685
20,180 Encore Capital Group, Inc.
b
1,253,380
29,640 Enova International, Inc.
b
1,214,054
43,202 EZCORP, Inc.
b
318,399
29,121 FB Financial Corporation 1,276,082
167,356 First Bancorp 2,306,166
28,099 First Bancorp/Southern Pines NC 1,284,686
77,257 First Commonwealth Financial
Corporation 1,243,065
76,295 First Financial Bancorp 1,860,072
104,834 First Hawaiian, Inc. 2,865,113
92,905 First Midwest Bancorp, Inc. 1,902,694
43,021 Flagstar Bancorp, Inc. 2,062,427
412,916 Genworth Financial, Inc.
b
1,672,310
43,774 Granite Point Mortgage Trust, Inc. 512,594
44,855 Great Western Bancorp, Inc. 1,523,276
44,502 Green Dot Corporation
b
1,612,752
11,288 Greenhill & Company, Inc. 202,394
24,746 Hanmi Financial Corporation 585,985
6,507 HCI Group, Inc. 543,595
28,619 Heritage Financial Corporation 699,448
49,480 Hilltop Holdings, Inc. 1,738,727
16,642 HomeStreet, Inc. 865,384
97,820 Hope Bancorp, Inc. 1,438,932
33,763 Horace Mann Educators
Corporation 1,306,628
38,667 Independent Bank Corporation 3,152,521
30,050 Independent Bank Group, Inc. 2,168,107
253,698 Invesco Mortgage Capital, Inc. 705,280
183,473 Investors Bancorp, Inc. 2,779,616
30,348 James River Group Holdings, Ltd. 874,326
36,134 KKR Real Estate Finance Trust,
Inc. 752,671
20,589 Lakeland Financial Corporation 1,650,002
9,333 LendingTree, Inc.
b
1,144,226
25,773 Meta Financial Group, Inc. 1,537,617
61,136 Mr. Cooper Group, Inc.
b
2,543,869
24,657 National Bank Holdings
Corporation 1,083,429
35,279 NBT Bancorp, Inc. 1,358,947
308,667 New York Mortgage Trust, Inc. 1,148,241
69,781 NMI Holdings, Inc.
b
1,524,715
35,490 Northfield Bancorp, Inc. 573,518
102,998 Northwest Bancshares, Inc. 1,458,452
40,566 OFG Bancorp 1,077,433
134,941 Old National Bancorp 2,445,131

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Financials (18.3%) - continued
76,787 Pacific Premier Bancorp, Inc. $ 3,073,784
19,649 Palomar Holdings, Inc.
b
1,272,666
11,748 Park National Corporation 1,613,118
78,945 PennyMac Mortgage Investment
Trust 1,368,117
11,487 Piper Sandler Companies 2,050,544
35,493 PRA Group, Inc.
b
1,782,104
11,157 Preferred Bank 800,961
43,933 ProAssurance Corporation 1,111,505
62,847 Provident Financial Services, Inc. 1,522,154
47,913 Ready Capital Corporation 748,880
93,324 Redwood Trust, Inc. 1,230,944
45,368 Renasant Corporation 1,721,716
32,023 S&T Bancorp, Inc. 1,009,365
11,583 Safety Insurance Group, Inc. 984,902
47,485 Seacoast Banking Corporation of
Florida 1,680,494
101,407 SelectQuote, Inc.
b
918,747
39,706 ServisFirst Bancshares, Inc. 3,372,628
93,450 Simmons First National
Corporation 2,764,251
71,164 SiriusPoint, Ltd.
b
578,563
26,267 Southside Bancshares, Inc. 1,098,486
21,884 Stewart Information Services
Corporation 1,744,811
13,708 StoneX Group, Inc.
b
839,615
9,663 Tompkins Financial Corporation 807,634
19,219 Triumph Bancorp, Inc.
b
2,288,599
27,924 Trupanion, Inc.
b
3,686,806
15,641 TrustCo Bank Corporation NY 521,002
50,823 Trustmark Corporation 1,649,715
279,874 Two Harbors Investment
Corporation 1,614,873
85,169 United Community Banks, Inc. 3,060,974
17,554 United Fire Group, Inc. 407,077
22,828 Universal Insurance Holdings, Inc. 388,076
40,118 Veritex Holdings, Inc. 1,595,894
5,805 Virtus Investment Partners, Inc. 1,724,666
23,987 Walker & Dunlop, Inc. 3,619,159
21,864 Westamerica Bancorporation 1,262,209
88,583 WisdomTree Investments, Inc. 542,128
3,435 World Acceptance Corporation
b
843,052
53,287 WSFS Financial Corporation 2,670,744
Total 163,412,830
Health Care (12.0%)
12,962 Addus HomeCare Corporation
b
1,212,077
99,750 Allscripts Healthcare Solutions,
Inc.
b
1,840,387
38,473 AMN Healthcare Services, Inc.
b
4,706,402
29,984 Amphastar Pharmaceuticals, Inc.
b
698,327
31,454 AngioDynamics, Inc.
b
867,501
8,808 ANI Pharmaceuticals, Inc.
b
405,873
11,749 Anika Therapeutics, Inc.
b
420,967
30,740 Apollo Medical Holdings, Inc.
a,b
2,258,775
39,215 Avanos Medical, Inc.
b
1,359,584
49,920 Avid Bioservices, Inc.
b
1,456,666
23,848 BioLife Solutions, Inc.
b
888,815
34,369 Cara Therapeutics, Inc.
b
418,614
33,001 Cardiovascular Systems, Inc.
b
619,759
51,865 Coherus Biosciences, Inc.
b
827,765
28,133 Collegium Pharmaceutical, Inc.
b
525,524
101,060 Community Health Systems, Inc.
b
1,345,109
11,921 Computer Programs and Systems,
Inc.
b
349,285
Shares Common Stock (98.0%) Value
Health Care (12.0%) - continued
23,802 CONMED Corporation $ 3,374,172
77,236 Corcept Therapeutics, Inc.
b
1,529,273
7,643 CorVel Corporation
b
1,589,744
84,097 Covetrus, Inc.
b
1,679,417
28,763 Cross Country Healthcare, Inc.
b
798,461
32,007 CryoLife, Inc.
b
651,342
13,298 Cutera, Inc.
b
549,473
68,265 Cytokinetics, Inc.
b
3,111,519
9,248 Eagle Pharmaceuticals, Inc.
b
470,908
38,966 Emergent Biosolutions, Inc.
b
1,693,852
14,642 Enanta Pharmaceuticals, Inc.
b
1,094,929
190,164 Endo International plc
b
715,017
42,719 Ensign Group, Inc. 3,586,687
15,780 Fulgent Genetics, Inc.
a,b
1,587,310
38,160 Glaukos Corporation
b
1,695,830
29,927 Hanger, Inc.
b
542,577
18,558 Harmony Biosciences Holdings,
Inc.
b
791,313
20,548 HealthStream, Inc.
b
541,645
8,717 Heska Corporation
b
1,590,765
50,898 Innoviva, Inc.
b
877,990
16,644 Inogen, Inc.
b
565,896
26,871 Integer Holdings Corporation
b
2,299,889
11,729 Joint Corporation
b
770,478
55,088 Lantheus Holdings, Inc.
b
1,591,492
15,639 LeMaitre Vascular, Inc. 785,547
13,600 Ligand Pharmaceuticals, Inc.
b
2,100,656
18,942 Magellan Health Services, Inc.
b
1,799,301
70,356 MEDNAX, Inc.
b
1,914,387
35,282 Meridian Bioscience, Inc.
b
719,753
41,352 Merit Medical Systems, Inc.
b
2,576,230
4,252 Mesa Laboratories, Inc. 1,395,039
10,026 ModivCare, Inc.
b
1,486,756
64,987 Myriad Genetics, Inc.
b
1,793,641
27,793 Natus Medical, Inc.
b
659,528
150,195 Nektar Therapeutics
b
2,029,134
100,198 NeoGenomics, Inc.
b
3,418,756
46,749 NextGen Healthcare, Inc.
b
831,665
35,761 Omnicell, Inc.
b
6,452,715
14,461 OptimizeRx Corporation
b
898,173
58,625 OraSure Technologies, Inc.
b
509,451
51,298 Organogenesis Holdings, Inc.
b
473,994
16,069 Orthofix Medical, Inc.
b
499,585
61,407 Owens & Minor, Inc. 2,671,205
36,250 Pacira Pharmaceuticals, Inc.
b
2,181,163
22,016 Pennant Group, Inc.
b
508,129
16,551 Phibro Animal Health Corporation 337,971
40,775 Prestige Consumer Healthcare,
Inc.
b
2,473,004
36,095 RadNet, Inc.
b
1,086,820
30,629 REGENXBIO, Inc.
b
1,001,568
86,243 Select Medical Holdings
Corporation 2,535,544
133,429 Spectrum Pharmaceuticals, Inc.
b
169,455
43,279 Supernus Pharmaceuticals, Inc.
b
1,262,016
11,289 Surmodics, Inc.
b
543,565
19,256 Tabula Rasa HealthCare, Inc.
a,b
288,840
16,132 Tactile Systems Technology, Inc.
b
306,992
36,034 Tivity Health, Inc.
b
952,739
10,508 U.S. Physical Therapy, Inc. 1,004,039
29,328 uniQure NV
b
608,263
45,339 Vanda Pharmaceuticals, Inc.
b
711,369
32,064 Varex Imaging Corporation
b
1,011,619
38,099 Vericel Corporation
a,b
1,497,291
47,593 Xencor, Inc.
b
1,909,431

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Health Care (12.0%) - continued
16,133 Zynex, Inc.
a,b
$ 160,846
Total 107,467,589
Industrials (16.7%)
33,707 AAON, Inc. 2,677,347
27,135 AAR Corporation
b
1,059,079
54,721 ABM Industries, Inc. 2,235,353
60,927 Aerojet Rocketdyne Holdings, Inc. 2,848,946
18,778 AeroVironment, Inc.
b
1,164,799
8,054 Alamo Group, Inc. 1,185,388
26,351 Albany International Corporation 2,330,746
12,365 Allegiant Travel Company
b
2,312,750
13,483 American Woodmark Corporation
b
879,092
20,618 Apogee Enterprises, Inc. 992,757
31,297 Applied Industrial Technologies,
Inc. 3,214,202
20,808 ArcBest Corporation 2,493,839
86,660 Arconic Corporation
b
2,860,647
39,331 Arcosa, Inc. 2,072,744
18,526 Astec Industries, Inc. 1,283,296
21,970 Atlas Air Worldwide Holdings, Inc.
b
2,067,816
20,215 AZZ, Inc. 1,117,687
37,905 Barnes Group, Inc. 1,765,994
39,493 Brady Corporation 2,128,673
28,990 Chart Industries, Inc.
b
4,623,615
16,486 CIRCOR International, Inc.
b
448,089
29,331 Comfort Systems USA, Inc. 2,902,009
34,673 Deluxe Corporation 1,113,350
13,904 DXP Enterprises, Inc.
b
356,916
16,485 Encore Wire Corporation 2,359,003
49,065 Enerpac Tool Group Corporation 995,038
16,769 EnPro Industries, Inc. 1,845,764
21,209 ESCO Technologies, Inc. 1,908,598
42,409 Exponent, Inc. 4,950,403
49,701 Federal Signal Corporation 2,154,041
9,049 Forrester Research, Inc.
b
531,448
21,939 Forward Air Corporation 2,656,593
31,740 Franklin Electric Company, Inc. 3,001,334
26,595 Gibraltar Industries, Inc.
b
1,773,355
35,114 GMS, Inc.
b
2,110,703
37,295 Granite Construction, Inc. 1,443,316
26,486 Greenbrier Companies, Inc. 1,215,443
38,744 Griffon Corporation 1,103,429
64,457 Harsco Corporation
b
1,077,076
41,678 Hawaiian Holdings, Inc.
b
765,625
60,661 Healthcare Services Group, Inc. 1,079,159
37,886 Heartland Express, Inc. 637,242
15,944 Heidrick & Struggles International,
Inc. 697,231
59,439 Hillenbrand, Inc. 3,090,234
35,449 HNI Corporation 1,490,630
27,644 Hub Group, Inc.
b
2,328,731
15,794 Insteel Industries, Inc. 628,759
48,060 Interface, Inc. 766,557
25,853 John Bean Technologies
Corporation 3,969,987
22,665 Kaman Corporation 977,995
98,596 KAR Auction Services, Inc.
b
1,540,070
29,322 Kelly Services, Inc. 491,730
44,358 Korn Ferry 3,359,231
8,877 Lindsay Corporation 1,349,304
48,600 Marten Transport, Ltd. 833,976
34,206 Matson, Inc. 3,079,566
25,727 Matthews International Corporation 943,409
57,083 Meritor, Inc.
b
1,414,517
Shares Common Stock (98.0%) Value
Industrials (16.7%) - continued
23,825 Moog, Inc. $ 1,929,110
46,686 Mueller Industries, Inc. 2,771,281
13,729 MYR Group, Inc.
b
1,517,741
4,125 National Presto Industries, Inc. 338,374
89,974 NOW, Inc.
b
768,378
9,639 NV5 Global, Inc.
b
1,331,339
18,289 Patrick Industries, Inc. 1,475,739
48,526 PGT Innovations, Inc.
b
1,091,350
134,687 Pitney Bowes, Inc. 892,975
7,327 Powell Industries, Inc. 216,073
22,453 Proto Labs, Inc.
b
1,152,962
27,281 Quanex Building Products
Corporation 676,023
117,503 Resideo Technologies, Inc.
b
3,058,603
25,387 Resources Connection, Inc. 452,904
41,000 SkyWest, Inc.
b
1,611,300
36,958 SPX Corporation
b
2,205,653
34,156 SPX FLOW, Inc. 2,953,811
9,937 Standex International Corporation 1,099,628
15,085 Tennant Company 1,222,488
41,628 Titan International, Inc.
b
456,243
52,581 Triumph Group, Inc.
b
974,326
28,875 TrueBlue, Inc.
b
798,971
50,365 UFP Industries, Inc. 4,634,084
12,391 UniFirst Corporation 2,607,066
25,645 US Ecology, Inc.
b
819,101
11,282 Veritiv Corporation
b
1,382,835
16,708 Viad Corporation
b
714,935
40,265 Wabash National Corporation 785,973
22,427 Watts Water Technologies, Inc. 4,354,651
Total 148,998,548
Information Technology (13.3%)
103,947 3D Systems Corporation
b
2,239,018
92,734 8x8, Inc.
b
1,554,222
39,616 ADTRAN, Inc. 904,433
30,656 Advanced Energy Industries, Inc. 2,791,535
15,823 Agilysys, Inc.
b
703,491
37,480 Alarm.com Holdings, Inc.
b
3,178,679
68,603 Arlo Technologies, Inc.
b
719,645
27,110 Axcelis Technologies, Inc.
b
2,021,322
23,804 Badger Meter, Inc. 2,536,554
28,666 Benchmark Electronics, Inc. 776,849
31,476 Bottomline Technologies (de), Inc.
b
1,777,450
29,201 CalAmp Corporation
b
206,159
18,696 CEVA, Inc.
b
808,415
39,623 Cohu, Inc.
b
1,509,240
21,441 Comtech Telecommunications
Corporation 507,937
13,061 Consensus Cloud Solutions, Inc.
b
755,840
26,568 CSG Systems International, Inc. 1,530,848
26,225 CTS Corporation 962,982
59,303 Diebold Nixdorf, Inc.
b
536,692
27,760 Digi International, Inc.
b
682,063
36,636 Diodes, Inc.
b
4,022,999
19,390 Ebix, Inc. 589,456
21,986 ePlus, Inc.
b
1,184,606
48,613 EVERTEC, Inc. 2,429,678
27,102 ExlService Holdings, Inc.
b
3,923,556
105,697 Extreme Networks, Inc.
b
1,659,443
30,126 Fabrinet
b
3,569,027
14,815 FARO Technologies, Inc.
b
1,037,346
63,646 FormFactor, Inc.
b
2,909,895
83,471 Harmonic, Inc.
b
981,619
23,121 Ichor Holdings, Ltd.
b
1,064,260

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Information Technology (13.3%) - continued
28,391 Insight Enterprises, Inc.
b
$ 3,026,481
24,966 InterDigital, Inc. 1,788,315
36,843 Itron, Inc.
b
2,524,482
75,151 Knowles Corporation
b
1,754,776
50,431 Kulicke and Soffa Industries, Inc. 3,053,093
53,557 LivePerson, Inc.
b
1,913,056
16,216 Loyalty Ventures, Inc.
b
487,615
22,430 ManTech International Corporation 1,635,820
57,452 MaxLinear, Inc.
b
4,331,306
31,064 Methode Electronics, Inc. 1,527,417
23,816 NETGEAR, Inc.
b
695,665
60,120 NetScout Systems, Inc.
b
1,988,770
27,971 OneSpan, Inc.
b
473,549
40,103 Onto Innovation, Inc.
b
4,059,627
13,579 OSI Systems, Inc.
b
1,265,563
15,817 Park Aerospace Corporation 208,784
8,958 PC Connection, Inc. 386,359
24,313 PDF Solutions, Inc.
b
772,910
26,805 Perficient, Inc.
b
3,465,618
49,765 Photronics, Inc.
b
938,070
34,776 Plantronics, Inc.
b
1,020,328
22,990 Plexus Corporation
b
2,204,511
35,680 Progress Software Corporation 1,722,274
89,002 Rambus, Inc.
b
2,615,769
15,243 Rogers Corporation
b
4,161,339
52,391 Sanmina Corporation
b
2,172,131
20,777 ScanSource, Inc.
b
728,857
12,789 Simulations Plus, Inc.
a
604,920
18,846 SMART Global Holdings, Inc.
b
1,337,878
29,268 SPS Commerce, Inc.
b
4,166,300
14,914 TTEC Holdings, Inc. 1,350,463
84,929 TTM Technologies, Inc.
b
1,265,442
36,540 Ultra Clean Holdings, Inc.
b
2,095,934
54,649 Unisys Corporation
b
1,124,130
41,101 Veeco Instruments, Inc.
b
1,170,145
193,432 Viavi Solutions, Inc.
b
3,408,272
85,068 Xperi Holding Corporation 1,608,636
Total 119,129,864
Materials (4.8%)
22,894 AdvanSix, Inc. 1,081,741
103,556 Allegheny Technologies, Inc.
b
1,649,647
21,902 American Vanguard Corporation 358,974
26,353 Balchem Corporation 4,443,116
32,008 Boise Cascade Company 2,278,970
39,215 Carpenter Technology Corporation 1,144,686
41,075 Century Aluminum Company
b
680,202
13,582 Clearwater Paper Corporation
b
498,052
15,239 DMC Global, Inc.
b
603,617
67,336 Ferro Corporation
b
1,469,945
21,013 FutureFuel Corporation 160,539
43,669 GCP Applied Technologies, Inc.
b
1,382,560
36,235 Glatfelter Corporation 623,242
42,766 H.B. Fuller Company 3,464,046
15,292 Hawkins, Inc. 603,269
10,326 Haynes International, Inc. 416,447
20,058 Innospec, Inc. 1,812,040
12,909 Kaiser Aluminum Corporation 1,212,671
17,339 Koppers Holdings, Inc.
b
542,711
26,162 Kraton Performance Polymers,
Inc.
b
1,211,824
131,492 Livent Corporation
b
3,205,775
16,633 Materion Corporation 1,529,238
32,783 Mercer International, Inc. 393,068
29,492 Myers Industries, Inc. 590,135
Shares Common Stock (98.0%) Value
Materials (4.8%) - continued
13,639 Neenah, Inc. $ 631,213
127,628 O-I Glass, Inc.
b
1,535,365
7,572 Olympic Steel, Inc. 177,942
10,922 Quaker Chemical Corporation 2,520,579
51,870 Rayonier Advanced Materials,
Inc.
b
296,178
25,601 Schweitzer-Mauduit International,
Inc. 765,470
17,330 Stepan Company 2,153,946
67,612 SunCoke Energy, Inc. 445,563
28,715 Sylvamo Corporation
b
800,861
33,468 TimkenSteel Corporation
b
552,222
20,869 Tredegar Corporation 246,672
31,606 Trinseo plc 1,658,051
Total 43,140,577
Real Estate (8.1%)
71,985 Acadia Realty Trust 1,571,433
56,788 Agree Realty Corporation 4,052,392
59,026 Alexander & Baldwin, Inc. 1,480,962
42,815 American Assets Trust, Inc. 1,606,847
50,053 Armada Hoffler Properties, Inc. 761,807
139,264 Brandywine Realty Trust 1,868,923
78,967 CareTrust REIT, Inc. 1,802,817
11,622 Centerspace 1,288,880
39,688 Chatham Lodging Trust
b
544,519
19,112 Community Healthcare Trust, Inc. 903,424
97,889 CoreCivic, Inc.
b
975,953
171,405 DiamondRock Hospitality
Company
b
1,647,202
194,497 Diversified Healthcare Trust 600,996
53,250 Douglas Elliman Inc.
b
612,375
70,100 Easterly Government Properties,
Inc. 1,606,692
98,938 Essential Properties Realty Trust,
Inc. 2,852,383
62,951 Four Corners Property Trust, Inc. 1,851,389
35,768 Franklin BSP Realty Trust, Inc. 534,374
77,369 Franklin Street Properties
Corporation 460,346
99,720 GEO Group, Inc. 772,830
32,104 Getty Realty Corporation 1,030,217
84,314 Global Net Lease, Inc. 1,288,318
26,879 Hersha Hospitality Trust
b
246,480
85,092 Independence Realty Trust, Inc. 2,197,926
53,227 Industrial Logistics Properties Trust 1,333,336
19,473 Innovative Industrial Properties,
Inc. 5,119,646
56,540 iStar, Inc. 1,460,428
32,043 LTC Properties, Inc. 1,093,948
230,160 LXP Industrial Trust 3,595,099
20,338 Marcus and Millichap, Inc.
b
1,046,593
18,495 NexPoint Residential Trust, Inc. 1,550,436
39,410 Office Properties Income Trust 978,944
44,086 Orion Office REIT, Inc.
b
823,086
15,374 RE/MAX Holdings, Inc. 468,753
94,881 Realogy Holdings Corporation
b
1,594,950
98,816 Retail Opportunity Investments
Corporation 1,936,794
68,596 RPT Realty 917,814
11,507 Safehold, Inc. 918,834
10,608 Saul Centers, Inc. 562,436
134,354 Service Properties Trust 1,180,972
146,108 SITE Centers Corporation 2,312,890
26,835 St. Joe Company 1,396,762

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Real Estate (8.1%) - continued
86,631 Summit Hotel Properties, Inc.
b
$ 845,519
84,624 Tanger Factory Outlet Centers, Inc. 1,631,551
192,117 Uniti Group, Inc. 2,691,559
10,432 Universal Health Realty Income
Trust 620,391
24,481 Urstadt Biddle Properties, Inc. 521,445
65,131 Veris Residential, Inc.
b
1,197,108
68,878 Washington REIT 1,780,496
37,571 Whitestone REIT 380,594
92,945 Xenia Hotels & Resorts, Inc.
b
1,683,234
Total 72,203,103
Utilities (1.9%)
30,059 American States Water Company 3,109,303
57,592 Avista Corporation 2,447,084
42,813 California Water Service Group 3,076,542
14,326 Chesapeake Utilities Corporation 2,088,874
14,239 Middlesex Water Company 1,712,952
25,008 Northwest Natural Holding
Company 1,219,890
91,511 South Jersey Industries, Inc. 2,390,268
12,999 Unitil Corporation 597,824
Total 16,642,737
Total Common Stock
(cost $582,225,395) 876,481,909
Shares
Registered Investment
Companies ( 1.9% ) Value
Unaffiliated  (1.9%)
147,296 iShares Core S&P Small-Cap ETF 16,866,865
Total 16,866,865
Total Registered Investment
Companies (cost $12,805,012) 16,866,865
Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
10,321,375 Thrivent Cash Management Trust 10,321,375
Total Collateral Held for
Securities Loaned
(cost $10,321,375) 10,321,375
Shares or
Principal
Amount Short-Term Investments ( <0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.030%, 2/15/2022
c,d
99,997
Thrivent Core Short-Term Reserve
Fund
13,363 0.200% 133,633
Total Short-Term Investments
(cost $233,629) 233,630
Total Investments (cost
$605,585,411) 101.1% $903,903,779
Other Assets and Liabilities, Net
(1.1%) (9,590,647)
Total Net Assets 100.0% $894,313,132
a All or a portion of the security is on loan.
b Non-income producing security.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of December 31, 2021:
Securities Lending Transactions
Common Stock $ 9,944,737
Total lending $9,944,737
Gross amount payable upon return of
collateral for securities loaned $10,321,375
Net amounts due to counterparty $376,638
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 337,379,977
Gross unrealized depreciation (43,242,103)
Net unrealized appreciation (depreciation) $ 294,137,874
Cost for federal income tax purposes $ 609,779,573

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 17,125,797 17,125,797 – –
Consumer Discretionary 106,574,695 106,574,695 – –
Consumer Staples 39,631,077 39,631,077 – –
Energy 42,155,092 42,155,092 – –
Financials 163,412,830 163,412,830 – –
Health Care 107,467,589 107,467,589 – –
Industrials 148,998,548 148,998,548 – –
Information Technology 119,129,864 119,129,864 – –
Materials 43,140,577 43,140,577 – –
Real Estate 72,203,103 72,203,103 – –
Utilities 16,642,737 16,642,737 – –
Registered Investment Companies
Unaffiliated 16,866,865 16,866,865 – –
Short-Term Investments 99,997 – 99,997 –
Subtotal Investments in Securities $893,448,771 $893,348,774 $99,997 $–
Other Investments  * Total
Affiliated Short-Term Investments 133,633
Collateral Held for Securities Loaned 10,321,375
Subtotal Other Investments $10,455,008
Total Investments at Value $903,903,779
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,668 13,668 – –
Total Asset Derivatives $13,668 $13,668 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of December 31, 2021. Investments and/or cash totaling
$99,998 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 March 2022 $ 1,107,732 $ 13,668
Total Futures Long Contracts $ 1,107,732 $ 13,668
Total Futures Contracts $ 1,107,732 $13,668

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2021, for Small Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 13,668
Total Equity Contracts 13,668
Total Asset Derivatives $13,668
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2021, for
Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 160,689
Total Equity Contracts
160,689
Total $160,689
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2021, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (13,760)
Total Equity Contracts (13,760)
Total ($13,760)
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,119,817

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $484 $58,987 $59,337 $134 13 <0.1%
Total Affiliated Short-Term Investments 484 134 <0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 28,655 195,068 213,402 10,321 10,321 1.2%
Total Collateral Held for Securities Loaned 28,655 10,321 1.2
Total Value $29,139 $10,455
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 3 77
Total Affiliated Income from Securities Loaned, Net $77
Total Value $– $– $ 3

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.7% ) Value
Communications Services (1.2%)
657,782 QuinStreet , Inc.
a
$ 11,965,054
Total 11,965,054
Consumer Discretionary (11.2%)
220,365 Cedar Fair, LP
a
11,031,472
120,146 Cimpress plc
a
8,603,655
406,751 Clarus Corporation 11,275,138
426,492 Cooper-Standard Holdings, Inc.
a
9,557,686
685,782 Everi Holdings, Inc.
a
14,641,446
291,920 Leggett & Platt, Inc. 12,015,427
211,790 Miller Industries, Inc. 7,073,786
124,453 Sleep Number Corporation
a
9,533,100
285,038 Stoneridge, Inc.
a
5,626,650
576,674 ThredUp , Inc.
a
7,358,360
204,575 Zumiez , Inc.
a
9,817,554
Total 106,534,274
Consumer Staples (3.3%)
70,079 John B. Sanfilippo & Son, Inc. 6,318,323
854,248 Primo Water Corporation 15,060,392
269,196 Turning Point Brands, Inc. 10,170,225
Total 31,548,940
Energy (2.3%)
245,687 Devon Energy Corporation 10,822,512
471,911 Helmerich & Payne, Inc. 11,184,291
Total 22,006,803
Financials (19.5%)
271,398 Air Lease Corporation 12,003,933
242,058 Assured Guaranty, Ltd. 12,151,312
230,430 Bank of N.T. Butterfield & Son, Ltd. 8,781,687
535,519 Bridgewater Bancshares, Inc.
a
9,473,331
434,800 Byline Bancorp, Inc. 11,891,780
485,137 Columbia Banking System, Inc. 15,873,683
237,382 Enterprise Financial Services
Corporation 11,178,318
131,014 Glacier Bancorp, Inc. 7,428,494
381,874 Heartland Financial USA, Inc. 19,326,643
80,237 Houlihan Lokey , Inc. 8,306,134
86,432 Primerica, Inc. 13,247,433
309,674 Seacoast Banking Corporation of
Florida 10,959,363
55,665 Selective Insurance Group, Inc. 4,561,190
228,848 Synovus Financial Corporation 10,954,954
167,790 Triumph Bancorp, Inc.
a
19,980,433
97,092 Western Alliance Bancorp 10,451,954
Total 186,570,642
Health Care (8.1%)
290,430 Halozyme Therapeutics, Inc.
a
11,678,190
426,430 Ionis Pharmaceuticals, Inc.
a
12,976,265
605,727 Lantheus Holdings, Inc.
a
17,499,453
197,911 Progyny , Inc.
a
9,964,819
190,061 Syneos Health, Inc.
a
19,515,464
1,009,465 Viemed Healthcare, Inc.
a
5,269,407
Total 76,903,598
Industrials (20.4%)
114,139 ASGN, Inc.
a
14,084,753
582,393 Badger Infrastructure Solutions,
Ltd. 14,636,368
Shares Common Stock (98.7%) Value
Industrials (20.4%) - continued
183,226 Crane Company $ 18,639,581
107,977 Curtiss-Wright Corporation 14,973,171
135,778 Forward Air Corporation 16,441,358
96,507 Helios Technologies, Inc. 10,149,641
96,428 Lincoln Electric Holdings, Inc. 13,448,813
160,506 ManpowerGroup , Inc. 15,622,049
451,463 Meritor, Inc.
a
11,187,253
63,655 Middleby Corporation
a
12,524,758
268,511 NAPCO Security Technologies,
Inc.
a
13,420,180
328,042 Sun Country Airlines Holdings,
Inc.
a
8,939,144
23,763 Tennant Company 1,925,753
531,946 US Ecology, Inc.
a
16,990,355
88,114 WESCO International, Inc.
a
11,594,921
Total 194,578,098
Information Technology (16.1%)
74,188 Advanced Energy Industries, Inc. 6,755,559
220,395 Agilysys , Inc.
a
9,798,762
151,743 Axcelis Technologies, Inc.
a
11,313,958
139,589 BigCommerce Holdings, Inc.
a
4,937,263
133,935 Ciena Corporation
a
10,308,977
156,577 Computer Services, Inc. 8,329,896
90,193 Dolby Laboratories, Inc. 8,588,178
748,138 Gilat Satellite Networks, Ltd.
b
5,289,336
441,069 Knowles Corporation
a
10,298,961
34,415 Littelfuse , Inc. 10,829,712
242,091 National Instruments Corporation 10,572,114
302,113 Sonos , Inc.
a
9,002,967
120,161 TTEC Holdings, Inc. 10,880,579
1,497,057 TTM Technologies, Inc.
a
22,306,149
107,630 Workiva , Inc.
a
14,044,639
Total 153,257,050
Materials (8.0%)
156,046 Ashland Global Holdings, Inc. 16,799,912
330,884 Carpenter Technology Corporation 9,658,504
211,715 Ingevity Corporation
a
15,179,966
1,283,933 Ivanhoe Mines, Ltd.
a
10,474,871
180,877 UFP Technologies, Inc.
a
12,708,418
87,934 United States Lime & Minerals, Inc. 11,345,245
Total 76,166,916
Real Estate (6.7%)
135,527 Agree Realty Corporation 9,671,207
274,440 American Campus Communities,
Inc. 15,722,668
68,572 Colliers International Group, Inc. 10,193,228
105,058 Healthcare Realty Trust, Inc. 3,324,035
445,980 Independence Realty Trust, Inc. 11,519,663
128,002 National Storage Affiliates Trust 8,857,738
127,694 Rayonier, Inc. REIT 5,153,730
Total 64,442,269
Utilities (1.9%)
69,873 NorthWestern Corporation 3,993,941
144,638 Portland General Electric
Company 7,654,243

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.7%) Value
Utilities (1.9%) - continued
96,246 Spire, Inc. $ 6,277,164
Total 17,925,348
Total Common Stock
(cost $700,401,349) 941,898,992
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
30,750 Thrivent Cash Management Trust 30,750
Total Collateral Held for
Securities Loaned
(cost $30,750) 30,750
Shares Short-Term Investments ( 1.3% ) Value
Thrivent Core Short-Term Reserve
Fund
1,239,140 0.200% 12,391,397
Total Short-Term Investments
(cost $12,390,140) 12,391,397
Total Investments (cost
$712,822,239) 100.0% $954,321,139
Other Assets and Liabilities, Net
(<0.1%) (62,372)
Total Net Assets 100.0% $954,258,767
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of December 31, 2021:
Securities Lending Transactions
Common Stock $ 28,987
Total lending $28,987
Gross amount payable upon return of
collateral for securities loaned $30,750
Net amounts due to counterparty $1,763
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 270,992,061
Gross unrealized depreciation (36,465,630)
Net unrealized appreciation (depreciation) $ 234,526,431
Cost for federal income tax purposes $ 719,794,708

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2021, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,965,054 11,965,054 – –
Consumer Discretionary 106,534,274 106,534,274 – –
Consumer Staples 31,548,940 31,548,940 – –
Energy 22,006,803 22,006,803 – –
Financials 186,570,642 186,570,642 – –
Health Care 76,903,598 76,903,598 – –
Industrials 194,578,098 179,941,730 14,636,368 –
Information Technology 153,257,050 153,257,050 – –
Materials 76,166,916 65,692,045 10,474,871 –
Real Estate 64,442,269 64,442,269 – –
Utilities 17,925,348 17,925,348 – –
Subtotal Investments in Securities $941,898,992 $916,787,753 $25,111,239 $–
Other Investments  * Total
Affiliated Short-Term Investments 12,391,397
Collateral Held for Securities Loaned 30,750
Subtotal Other Investments $12,422,147
Total Investments at Value $954,321,139
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $25,089 $179,624 $192,322 $12,391 1,239 1.3%
Total Affiliated Short-Term Investments 25,089 12,391 1.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 21,115 104,929 126,013 31 31 <0.1
Total Collateral Held for Securities Loaned 21,115 31 <0.1
Total Value $46,204 $12,422
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $ – $17
Total Income/Non Income Cash from Affiliated
Investments $17
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value $– $– $ 0

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2021
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Assets
Investments in unaffiliated securities at cost $811,776,016 $130,834,629 $345,688,098 $696,686,348
Investments in affiliated securities at cost $805,486,405 $4,535,435 $164,132,831 $316,184,653
Investments in unaffiliated securities at value (#) 1,174,946,804 174,320,515 410,415,280 753,792,706
Investments in affiliated securities at value 1,001,409,094 4,536,167 168,805,414 318,654,458
Cash 22,269 11,067 — —
Foreign currency 1,479
(a)
— 25,923
(b)
3,904
(c)
Initial margin deposit on open futures contracts 242,500 — 34,500 23,000
Dividends and interest receivable 935,883 109,763 1,246,799 3,340,201
Prepaid expenses 2,362 1,112 1,344 1,623
Receivable for:
Investments sold 78,334 — 177,176 408,550
Investments sold on a delayed-delivery basis — — 205,000 —
Fund shares sold 309,001 11,195 — —
Expense reimbursements 288,931 — — —
Variation margin on open future contracts 481,675 — 71,758 174,906
Total Assets 2,178,718,332 178,989,819 580,983,194 1,076,399,348
Liabilities
Accrued expenses 30,783 7,613 36,117 36,858
Cash overdraft — — 145,611 873,661
Foreign currency overdraft — — — —
Payable for:
Investments purchased 193,248 — 6,843 12,216
Investments purchased on a delayed-delivery basis 23,826,290 — 69,273,065 188,729,941
Return of collateral for securities loaned 7,666,718 1,218,900 3,983,014 8,652,259
Foreign capital gain tax liability — — — —
Fund shares redeemed — — 89,663 258,033
Variation margin on open future contracts 1,538,688 — 56,513 87,277
Investment advisory fees 1,247,509 81,574 234,283 297,079
Administrative service fees 30,297 2,521 7,245 12,626
Director fees 1,409 278 468 833
Director deferred compensation 41,931 14,367 48,827 37,452
Open options written, at value 5,106
(g)
— — —
Contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue 14,695 — 37,558 118,511
Total Liabilities 34,596,674 1,325,253 73,919,207 199,116,746
Net Assets
Capital stock (beneficial interest) 1,365,072,024 106,993,019 396,876,630 753,005,655
Distributable earnings/(accumulated loss) 779,049,634 70,671,547 110,187,357 124,276,947
Total Net Assets $2,144,121,658 $177,664,566 $507,063,987 $877,282,602
Shares of beneficial interest outstanding 99,278,289 8,962,541 29,337,818 98,832,576
Net asset value per share $21.60 $19.82 $17.28 $8.88
(#) Includes securities on loan of $7,393,132 $1,199,484 $3,852,128 $8,456,220
(a) Foreign currency holdings, cost $1,448.
(b) Foreign currency holdings, cost $23,863.
(c) Foreign currency holdings, cost $3,840.
(d) Foreign currency holdings, cost $288,881.
(e) Foreign currency holdings, cost $1,941,305.
(f) Foreign currency holdings, cost $(5,191).
(g) Open options written, cost $(10,078).
(h) Open options written, cost $(25,195).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
High Yield
Portfolio Income Portfolio
International
Allocation
Portfolio
International
Index Portfolio
$28,732,044 $1,113,948,822 $202,407,252 $844,224,391 $1,599,057,255 $1,463,878,251 $123,741,939
$129,042 $51,367,744 $54,008,269 $34,994,927 $76,301,941 $140,608,921 $2,395,458
34,463,882 1,504,422,241 205,084,086 867,832,521 1,664,304,368 1,732,468,718 167,662,502
129,042 53,842,780 54,045,622 35,007,187 76,302,129 140,649,373 2,395,458
174 52,355,032 18,080 — — — —
— 290,149
(d)
— — — 1,951,334
(e)
—
— 713,723 — — — 2,262,717 —
18,038 2,058,566 514,123 11,499,852 16,085,687 5,246,477 283,403
1,012 2,019 1,165 1,662 2,406 2,389 1,111
— 44,786 — 85,606 — 8,863 —
— — 1,020,391 628,305 — — —
44,953 — — — 49,112 — 43,627
6,551 — — — — — —
— 157,015 50,536 — 115,875 20 —
34,663,652 1,613,886,311 260,734,003 915,055,133 1,756,859,577 1,882,589,891 170,386,101
7,599 95,497 7,877 11,475 11,184 401,468 77,270
— — — 369,707 1,603 — —
— — — — — — 6,110
(f)
143,253 25,100,451 — — — — —
— — 50,224,795 — — — —
2,495 8,805,886 1,388,770 29,980,561 7,808,607 1,092,649 —
— — — — — 226,567 —
— 76,089 70,866 16,568 — 61,474 —
— 974,570 22,626 12,320 — 133,268 1,627
5,523 735,182 62,015 296,947 592,883 1,043,570 28,229
469 22,322 3,012 12,620 25,198 27,763 2,399
278 1,429 278 912 1,915 1,910 278
324 105,101 27,171 93,441 146,315 141,762 324
— — 12,764
(h)
— — — —
— — — — — — —
— — 31,686 — — — —
159,941 35,916,527 51,851,860 30,794,551 8,587,705 3,130,431 116,237
27,934,092 1,011,790,530 207,636,345 935,480,920 1,637,546,729 1,460,176,797 123,259,922
6,569,619 566,179,254 1,245,798 (51,220,338) 110,725,143 419,282,663 47,009,942
$34,503,711 $1,577,969,784 $208,882,143 $884,260,582 $1,748,271,872 $1,879,459,460 $170,269,864
2,086,924 96,261,485 18,742,121 190,015,559 162,417,385 164,558,011 12,237,418
$16.53 $16.39 $11.15 $4.65 $10.76 $11.42 $13.91
$2,354 $8,459,858 $1,345,020 $29,057,729 $7,543,146 $1,020,940 $—

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2021
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Assets
Investments in unaffiliated securities at cost $1,246,425,142 $609,787,268 $1,580,070,014 $997,387,670
Investments in affiliated securities at cost $26,986,350 $11,231,350 $54,346,698 $1,520,093
Investments in unaffiliated securities at value (#) 2,750,094,559 1,720,109,532 2,477,138,809 1,001,702,125
Investments in affiliated securities at value 27,008,822 11,231,350 54,356,803 1,520,093
Cash — 72,017 312,156 10,761,683
Foreign currency — — — —
Initial margin deposit on open futures contracts — — — —
Dividends and interest receivable 256,491 1,035,189 3,382,806 5,231,767
Prepaid expenses 2,765 2,065 2,556 1,851
Receivable for:
Investments sold — — — —
Investments sold on a delayed-delivery basis — — — 4,597,149
Fund shares sold — 584 217,472 436,959
Expense reimbursements — — — —
Variation margin on open future contracts — — — 18,189
Variation margin on open swap contracts — — — —
Total Assets 2,777,362,637 1,732,450,737 2,535,410,602 1,024,269,816
Liabilities
Accrued expenses 9,866 11,313 13,817 11,327
Payable for:
Investments purchased — — — —
Investments purchased on a delayed-delivery basis — — — 4,592,227
Return of collateral for securities loaned — 655,671 21,921,385 1,520,093
Fund shares redeemed 243,252 — — —
Variation margin on open future contracts — 35,590 — 59,918
Investment advisory fees 936,694 279,592 1,247,005 347,894
Administrative service fees 39,810 24,468 35,332 14,785
Director fees 2,534 1,508 2,225 1,102
Director deferred compensation 184,686 63,654 104,915 108,967
Open options written, at value — — — —
Contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue — — — —
Total Liabilities 1,416,842 1,071,796 23,324,679 6,656,313
Net Assets
Capital stock (beneficial interest) 1,093,328,500 601,360,328 1,393,896,082 1,011,920,604
Distributable earnings/(accumulated loss) 1,682,617,295 1,130,018,613 1,118,189,841 5,692,899
Total Net Assets $2,775,945,795 $1,731,378,941 $2,512,085,923 $1,017,613,503
Shares of beneficial interest outstanding 45,570,502 26,737,679 104,016,863 102,005,489
Net asset value per share $60.92 $64.75 $24.15 $9.98
(#) Includes securities on loan of $— $631,877 $20,985,468 $1,482,871
(a) Foreign currency holdings, cost $36,411.
(b) Foreign currency holdings, cost $6,432.
(c) Foreign currency holdings, cost $25,999.
(d) Open options written, cost $(317,461).
(e) Open options written, cost $(118,418).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
Moderately
Aggressive
Allocation
Portfolio
$46,002,603 $46,994,703 $427,186,165 $1,571,782,990 $25,312,113 $5,125,239,187 $2,847,482,823
$413,254 $1,088,395 $8,806,881 $94,528,305 $917,320 $4,637,404,310 $3,323,690,743
55,390,477 56,476,954 650,161,867 2,565,619,670 29,620,851 6,511,889,201 3,855,755,364
413,254 1,088,395 8,806,881 94,556,550 917,320 5,839,964,039 4,364,861,737
2,686 — 5,743 — — 205,582 90,368
36,365
(a)
— — — — 6,532
(b)
29,185
(c)
36,536 — — — — 1,260,000 853,500
102,918 9,380 597,599 1,322,452 12,497 14,801,318 6,086,865
1,036 1,029 1,446 2,807 1,011 9,111 6,342
196,643 — — — — 105,216 192,759
— — — — — 4,299,684 1,535,922
35,434 — — — 40,681 — —
975 5,708 — — 8,490 1,716,063 1,427,584
— — 1,687 — — 4,182,460 3,101,977
— — — — — 105,817 115,467
56,216,324 57,581,466 659,575,223 2,661,501,479 30,600,850 12,378,545,023 8,234,057,070
14,453 9,394 9,570 10,278 8,204 68,845 52,670
— 32,717 — — — 490,691 498,677
— — — — — 664,643,825 256,441,193
— 629,175 4,734,010 30,009,600 265,800 38,430,732 22,515,701
— 12,651 47,898 201,023 — 848,459 478,446
— — — — — 3,197,710 3,225,686
27,776 34,888 108,117 1,346,423 18,568 5,767,116 4,317,138
787 791 9,190 36,765 421 166,771 113,095
278 278 581 2,577 278 7,117 4,422
1,362 324 19,566 151,192 324 244,237 151,556
— — — — — 160,830
(d)
59,992
(e)
— — — — — — —
— — — — — 437,271 159,980
44,656 720,218 4,928,932 31,757,858 293,595 714,463,604 288,018,556
43,052,910 47,235,557 393,088,728 1,254,907,049 25,894,787 8,173,042,612 5,199,058,046
13,118,758 9,625,691 261,557,563 1,374,836,572 4,412,468 3,491,038,807 2,746,980,468
$56,171,668 $56,861,248 $654,646,291 $2,629,743,621 $30,307,255 $11,664,081,419 $7,946,038,514
3,751,098 3,445,050 26,718,043 95,542,401 1,820,090 678,848,159 414,045,756
$14.97 $16.51 $24.50 $27.52 $16.65 $17.18 $19.19
$— $612,669 $4,577,966 $29,465,676 $252,135 $37,130,972 $21,774,836

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2021
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Multidimensional
Income Portfolio
Assets
Investments in unaffiliated securities at cost $2,899,469,982 $235,105,034 $48,584,437
Investments in affiliated securities at cost $2,506,855,991 $— $10,912,968
Investments in unaffiliated securities at value (#) 3,392,790,798 235,105,034
*
49,694,368
Investments in affiliated securities at value 2,861,031,547 — 10,771,793
Cash 187,699 22,349 15,124
Foreign currency 4
(a)
— —
Initial margin deposit on open futures contracts 356,500 — —
Dividends and interest receivable 10,276,804 52,279 411,147
Prepaid expenses 5,116 1,210 1,025
Receivable for:
Investments sold 136,393 — —
Investments sold on a delayed-delivery basis 3,634,520 — —
Fund shares sold — — 135,999
Expense reimbursements 654,681 67,365 2,007
Variation margin on open future contracts 2,273,515 — —
Variation margin on open swap contracts 101,175 — —
Total Assets 6,271,448,752 235,248,237 61,031,463
Liabilities
Accrued expenses 48,835 5,621 14,276
Cash overdraft — — —
Payable for:
Investments purchased 142,075 — 60,529
Investments purchased on a delayed-delivery basis 543,944,928 — —
Return of collateral for securities loaned 27,935,309 — 3,343,321
Foreign capital gain tax liability — — —
Fund shares redeemed 2,071,167 127,138 —
Variation margin on open future contracts 668,729 — —
Investment advisory fees 2,688,663 69,950 25,986
Administrative service fees 81,905 3,398 803
Director fees 3,885 278 278
Director deferred compensation 128,967 — 1,362
Expense reimbursements — — —
Open options written, at value 127,642
(e)
— —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 351,114 — —
Total Liabilities 578,193,219 206,385 3,446,555
Net Assets
Capital stock (beneficial interest) 4,529,702,029 235,041,852 55,111,871
Distributable earnings/(accumulated loss) 1,163,553,504 — 2,473,037
Total Net Assets $5,693,255,533 $235,041,852 $57,584,908
Shares of beneficial interest outstanding 385,601,667 235,025,691 5,287,411
Net asset value per share $14.76 $1.00 $10.89
(#) Includes securities on loan of $27,088,046 $— $3,271,211
(a) Foreign currency holdings, cost $4.
(b) Foreign currency holdings, cost $177,858.
(c) Foreign currency holdings, cost $1,026.
(d) Foreign currency holdings, cost $874.
(e) Open options written, cost $(251,953).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.
* Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity
Income Plus
Portfolio
Partner
Emerging
Markets Equity
Portfolio
Partner
Healthcare
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$199,175,136 $65,020,349 $213,478,566 $122,370,376 $80,717,202 $595,130,403 $700,401,349
$71,904,113 $502,847 $12,047,062 $1,869,041 $2,472,639 $10,455,008 $12,420,890
200,714,807 96,897,093 312,226,984 229,068,577 103,133,365 893,448,771 941,898,992
71,703,513 502,847 12,049,567 1,869,041 2,472,838 10,455,008 12,422,147
— — — — — — —
— 178,115
(b)
1,041
(c)
— 888
(d)
— —
— — — — — — —
1,372,781 153,160 228,590 644,501 26,645 952,760 560,797
1,172 1,082 1,213 1,134 1,065 1,626 1,634
215,165 41,479 — — 60,724 1,662,423 —
988,786 — — — — — —
— — — — — 1,251 149,350
— — 13,173 — — — —
34,375 — — — — — —
— — — — — — —
275,030,599 97,773,776 324,520,568 231,583,253 105,695,525 906,521,839 955,032,920
20,821 57,744 16,440 7,091 9,178 12,951 10,775
431,758 — — — — — —
3,017 96,605 4,075,002 — 96,074 1,670,036 103,497
32,592,736 — — — — — —
6,113,858 — — — 1,249,175 10,321,375 30,750
— 364,852 — — — — —
400,787 53,293 47,794 667 68,022 375 —
19,477 — — — — 2,050 —
99,952 78,467 214,574 140,547 68,018 148,275 522,604
3,398 1,404 4,479 3,186 1,445 12,603 13,446
278 278 284 278 278 819 868
14,378 12,030 12,056 26,857 1,158 40,223 92,213
— — — — 1,924 — —
— — — — — — —
— — — — — — —
20,331 — — — — — —
39,720,791 664,673 4,370,629 178,626 1,495,272 12,208,707 774,153
238,921,864 64,081,017 190,958,723 119,247,557 75,209,901 527,238,620 559,823,079
(3,612,056) 33,028,086 129,191,216 112,157,070 28,990,352 367,074,512 394,435,688
$235,309,808 $97,109,103 $320,149,939 $231,404,627 $104,200,253 $894,313,132 $954,258,767
23,353,013 5,681,884 10,604,371 6,353,202 5,264,781 37,083,015 37,958,693
$10.08 $17.09 $30.19 $36.42 $19.79 $24.12 $25.14
$5,964,702 $— $— $— $1,193,737 $9,944,737 $28,987

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2021
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Investment Income
Dividends $10,985,258 $1,929,493 $2,806,120 $3,100,162
Interest 648,528 — 5,452,748 15,165,782
Income from mortgage dollar rolls 446,053 — 734,393 2,678,709
Affiliated income from securities loaned, net 45,970 2,457 22,168 47,389
Income from affiliated investments 273,084 6,039 98,372 273,250
Non cash income — — 104,434 304,368
Non cash income from affiliated investments 10,351,482 — 3,207,735 4,245,886
Foreign tax withholding (57,536) (10,394) (13,720) (13,520)
Total Investment Income 22,692,839 1,927,595 12,412,250 25,802,026
Expenses
Adviser fees 13,902,425 892,903 2,679,289 3,462,325
Administrative service fees 407,630 97,599 152,831 217,149
Audit and legal fees 38,767 31,291 33,885 34,274
Custody fees 62,230 6,150 55,563 59,711
Insurance expenses 9,159 4,350 5,299 6,471
Transfer agent fees 5,000 5,000 5,000 5,000
Directors' fees 40,516 8,666 16,968 26,042
Pricing service fees — — — —
Tax consulting fees — — — —
Other expenses 34,065 14,957 79,544 85,326
Total Expenses Before Reimbursement 14,499,792 1,060,916 3,028,379 3,896,298
Less:
Reimbursement from adviser (3,256,667) — — —
Total Net Expenses 11,243,125 1,060,916 3,028,379 3,896,298
Net Investment Income/(Loss) 11,449,714 866,679 9,383,871 21,905,728
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 156,641,422 26,474,214 33,428,722 44,485,528
Affiliated investments 2,425,268 68 914,065 2,328,330
Distributions of realized capital gains from affiliated
investments 28,971,062 393 796 2,611
Written option contracts 51,163 — — —
Futures contracts 23,828,971 — 908,088 (672,537)
Foreign currency transactions 11,317 49,522 3,118 6,799
Swap agreements — — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 44,998,271 7,165,904 10,052,968 (9,438,924)
Affiliated investments 86,199,861 (68) 1,103,626 (3,030,659)
Written option contracts 6,625 — — —
Futures contracts 3,415,198 — 658,374 1,658,574
Foreign currency transactions (1,862) 106 (8,920) (8,212)
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) 346,547,296 33,690,139 47,060,837 35,331,510
Net Increase/(Decrease) in Net Assets Resulting
From Operations $357,997,010 $34,556,818 $56,444,708 $57,237,238
(a) Includes foreign capital gain taxes paid of $672,802.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
High Yield
Portfolio Income Portfolio
International
Allocation
Portfolio
International
Index Portfolio
$268,469 $21,061,623 $— $799,286 $289,589 $52,451,401 $4,515,680
1 17,955 2,806,001 45,028,313 62,030,379 15,026 212
— — 997,764 — 178,624 — —
9 133,903 931 152,026 20,920 257,961 4,798
273 1,195,797 82,891 50,021 118,817 179,692 6,435
— — — — — — —
— — — — — — —
(28) (1,319,759) — — — (5,593,965) (404,416)
268,724 21,089,519 3,887,587 46,029,646 62,638,329 47,310,115 4,122,709
39,603 8,327,696 768,777 3,681,754 7,763,995 12,615,674 317,787
73,366 321,070 107,340 226,475 399,970 406,194 97,012
30,706 48,226 30,987 30,648 35,400 84,431 36,170
5,534 176,752 6,692 16,190 22,619 809,646 86,121
3,965 7,838 4,611 6,621 9,668 9,435 4,278
5,000 5,000 5,000 5,000 5,000 5,000 5,000
7,315 47,652 9,893 33,099 65,879 64,036 7,315
— — — — — — 104,075
— — — — — — 50,437
16,205 78,278 23,916 46,550 63,182 202,700 13,273
181,694 9,012,512 957,216 4,046,337 8,365,713 14,197,116 721,468
(106,448) — — — — — —
75,246 9,012,512 957,216 4,046,337 8,365,713 14,197,116 721,468
193,478 12,077,007 2,930,371 41,983,309 54,272,616 33,112,999 3,401,241
644,894 129,328,820 (200,411) 7,987,126 46,216,813 213,355,744
(a)
58,982
— 118,997 — 20,298 110,999 85,780 —
1 3,038,798 420 5,979 2,677 3,259 —
— — 103,834 — — — —
(348) 34,565,442 (340,022) 298,109 (1,680,542) 16,222,133 497,598
— (43,701) — — — (557,714) (13,057)
— — — 181,154 — — —
4,263,374 98,283,368 (6,121,956) (11,055,111) (107,973,034) (6,104,395) 11,769,285
— (4,553,509) — (20,298) (110,998) (85,780) —
— — 15,323 — — — —
— (317,083) (24,884) (87,307) 333,137 1,386,862 (5,434)
— (58,406) — — — (220,120) (6,800)
— — — — — 246,443 —
4,907,921 260,362,726 (6,567,696) (2,670,050) (63,100,948) 224,332,212 12,300,574
$5,101,399 $272,439,733 $(3,637,325) $39,313,259 $(8,828,332) $257,445,211 $15,701,815

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2021
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Investment Income
Dividends $9,642,475 $22,188,814 $49,317,904 $109,359
Interest — 296 — 21,198,969
Income from mortgage dollar rolls — — — 1,153,139
Affiliated income from securities loaned, net 36,595 3,771 167,587 2,116
Income from affiliated investments 66,281 8,947 71,326 148,472
Non cash income — — — —
Non cash income from affiliated investments — — — —
Foreign tax withholding (57,893) (2,951) (456,225) —
Total Investment Income 9,687,458 22,198,877 49,100,592 22,612,055
Expenses
Adviser fees 10,487,748 3,073,355 13,508,531 4,561,960
Administrative service fees 515,729 334,561 452,742 263,883
Audit and legal fees 41,452 34,816 39,569 31,753
Custody fees 24,558 19,102 30,226 16,928
Insurance expenses 10,683 8,049 9,789 7,372
Transfer agent fees 5,000 5,000 5,000 5,000
Directors' fees 84,254 45,181 66,601 40,914
Other expenses 36,327 29,487 33,526 63,395
Total Expenses Before Reimbursement 11,205,751 3,549,551 14,145,984 4,991,205
Less:
Reimbursement from adviser — — — —
Total Net Expenses 11,205,751 3,549,551 14,145,984 4,991,205
Net Investment Income/(Loss) (1,518,293) 18,649,326 34,954,608 17,620,850
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 183,907,533 17,833,658 185,514,065 5,898,311
Affiliated investments 8,295 — — 74,666
Distributions of realized capital gains from affiliated
investments 5,406 426 7,065 319
Written option contracts — — — —
Futures contracts — 1,690,829 — 4,161,630
Foreign currency transactions — — (87,450) —
Swap agreements — — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 353,741,047 348,692,111 379,373,544 (24,747,431)
Affiliated investments (8,295) — — (74,666)
Written option contracts — — — —
Futures contracts — 5,920 — 253,997
Foreign currency transactions (26) — 3,123 —
Swap agreements — — — —
Net Realized and Unrealized Gains/(Losses) 537,653,960 368,222,944 564,810,347 (14,433,174)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $536,135,667 $386,872,270 $599,764,955 $3,187,676

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
Moderately
Aggressive
Allocation
Portfolio
$1,070,106 $151,377 $7,815,793 $23,563,395 $311,573 $37,357,010 $24,219,554
63 — 237 — — 55,250,293 22,856,045
— — — — — 13,223,070 5,006,796
619 3,121 8,534 95,870 2,826 203,586 131,897
657 1,243 6,584 120,240 993 1,804,765 938,298
— — — — — 29,802 11,957
— — — — — 75,410,118 46,854,072
(56,115) (420) — (186,657) — (139,931) (84,206)
1,015,330 155,321 7,831,148 23,592,848 315,392 183,138,713 99,934,413
299,879 341,603 1,237,943 16,098,906 159,957 67,216,298 49,549,282
78,496 77,743 175,225 510,881 73,626 2,012,367 1,366,740
31,557 30,804 31,114 40,644 32,850 82,892 63,501
16,101 12,170 12,371 25,987 7,303 159,279 129,256
4,067 4,019 5,591 10,631 3,963 36,677 25,167
5,000 5,000 5,000 5,000 5,000 5,000 5,000
7,430 7,315 17,345 80,336 7,315 218,394 134,019
28,372 13,819 19,632 36,335 13,603 172,419 157,163
470,902 492,473 1,504,221 16,808,720 303,617 69,903,326 51,430,128
(36,281) (105,323) — — (111,669) (21,028,659) (17,265,451)
434,621 387,150 1,504,221 16,808,720 191,948 48,874,667 34,164,677
580,709 (231,829) 6,326,927 6,784,128 123,444 134,264,046 65,769,736
4,215,249 383,638 48,676,397 374,588,644 681,815 572,969,431 435,512,500
— — — 741 — 42,752,070 58,425,558
— 569 2,452 9,196 75 148,535,605 130,942,851
— — — — — 1,504,116 541,807
15,760 — 1,398,838 — — 9,965,661 7,370,956
996 — — — — (172,691) (116,815)
— — — — — 3,738,211 4,080,635
3,761,506 4,533,144 74,644,510 267,190,889 2,931,216 56,787,732 38,701,187
— — — (742) — 370,143,621 382,863,154
— — — — — 211,995 78,258
8,069 — 45,589 — — 19,584,218 21,808,835
(1,994) — — — — (14,119) (6,231)
— — — — — (75,663) (82,577)
7,999,586 4,917,351 124,767,786 641,788,728 3,613,106 1,225,930,187 1,080,120,118
$8,580,295 $4,685,522 $131,094,713 $648,572,856 $3,736,550 $1,360,194,233 $1,145,889,854

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2021
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Multidimensional
Income Portfolio
Investment Income
Dividends $15,322,230 $— $326,163
Interest 42,170,275 233,265 909,518
Income from mortgage dollar rolls 10,804,577 — 14
Affiliated income from securities loaned, net 101,011 — 20,233
Income from affiliated investments 1,211,116 — 2,395
Non cash income 22,948 — 312,513
Non cash income from affiliated investments 43,255,968 — 183,143
Foreign tax withholding (66,906) — (410)
Total Investment Income 112,821,219 233,265 1,753,569
Expenses
Adviser fees 31,848,869 917,726 225,997
Administrative service fees 1,040,582 114,575 76,986
Audit and legal fees 55,319 30,879 30,053
Custody fees 110,456 6,437 17,637
Insurance expenses 20,818 4,844 4,021
Transfer agent fees 5,000 5,000 5,000
Directors' fees 119,985 7,563 7,430
Pricing service fees — — 22,890
Other expenses 143,156 15,376 14,053
Total Expenses Before Reimbursement 33,344,185 1,102,400 404,067
Less:
Reimbursement from adviser (7,899,812) (868,411) (44,741)
Total Net Expenses 25,444,373 233,989 359,326
Net Investment Income/(Loss) 87,376,846 (724) 1,394,243
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 199,800,165 5,721 896,672
Affiliated investments 14,300,119 — (5,618)
Class action settlements — 724
( b )
—
Distributions of realized capital gains from affiliated investments 52,973,225 — 743
Written option contracts 1,084,777 — —
Futures contracts (35,923,872) — —
Foreign currency forward contracts — — —
Foreign currency transactions (109,942) — —
Swap agreements 3,578,194 — —
Change in net unrealized appreciation/(depreciation) on:
Investments (10,072,678) — 9,843
Affiliated investments 75,319,284 — (285,893)
Written option contracts 167,694 — —
Futures contracts 8,117,031 — —
Foreign currency transactions 920 — —
Swap agreements (72,355) — —
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) 309,162,562 6,445 615,747
Net Increase/(Decrease) in Net Assets Resulting
From Operations $396,539,408 $5,721 $2,009,990
(a) Includes foreign capital gain taxes paid of $84,665.
(b) Class action settlement proceeds related to GSE Bond Antitrust Litigation.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity
Income Plus
Portfolio
Partner
Emerging
Markets Equity
Portfolio
Partner
Healthcare
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$351,682 $2,349,896 $3,341,136 $3,843,251 $324,779 $11,216,088 $9,234,382
5,751,219 14 — — — 43 —
544,506 — — — — — —
26,533 — — — 9,891 77,236 12,442
55,658 2,781 12,254 629 2,699 895 17,378
70,752 — — — — — —
1,524,087 — — — — — —
(87) (268,913) (49,825) — (3,156) (8,464) (68,854)
8,324,350 2,083,778 3,303,565 3,843,880 334,213 11,285,798 9,195,348
1,179,966 1,023,197 2,469,510 1,484,230 744,284 1,723,410 5,950,760
110,119 88,385 121,442 103,643 85,816 216,490 223,020
27,751 40,521 39,584 31,420 30,970 31,931 34,002
33,264 106,776 14,742 5,262 11,267 23,489 18,514
4,641 4,233 4,761 4,467 4,137 6,227 6,241
5,000 5,000 5,000 5,000 5,000 5,000 5,000
8,667 8,470 8,770 9,856 7,418 25,370 31,247
— — — — — — —
77,517 20,303 17,231 14,777 14,128 23,440 20,556
1,446,925 1,296,885 2,681,040 1,658,655 903,020 2,055,357 6,289,340
— — (153,255) — (28,487) — —
1,446,925 1,296,885 2,527,785 1,658,655 874,533 2,055,357 6,289,340
6,877,425 786,893 775,780 2,185,225 (540,320) 9,230,441 2,906,008
635,490 7,323,074
(a)
30,411,698 8,023,734 7,175,089 64,684,656 154,345,150
(169,833) — — — 374 — —
— — — — — — —
1,153 — — — 557 3,339 9
— — — — — — —
1,082,544 — — — — 160,689 —
— — (3,863) — — — —
— (53,697) 2,790 — (161) — (1,583)
— — — — — — —
(1,779,533) (13,295,085) 5,254,062 59,552,752 2,693,767 117,511,436 29,843,427
(2,578,365) — — — (375) — —
— — — — — — —
17,214 — — — — (13,760) —
— 8,182 (1,740) — (4) — 156
— — — — — — —
— (27,095) — — — — —
(2,791,330) (6,044,621) 35,662,947 67,576,486 9,869,247 182,346,360 184,187,159
$4,086,095 $(5,257,728) $36,438,727 $69,761,711 $9,328,927 $191,576,801 $187,093,167

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended
12/31/2021 12/31/2020 12/31/2021 12/31/2020
Operations
Net investment income/(loss) $11,449,714 $14,264,333 $866,679 $724,950
Net realized gains/(losses) 211,929,203 77,151,151 26,524,197 4,476,009
Change in net unrealized appreciation/(depreciation) 134,618,093 174,185,262 7,165,942 21,382,505
Net Change in Net Assets Resulting From Operations
357,997,010 265,600,746 34,556,818 26,583,464
Distributions to Shareholders
From net investment income/net realized gains (91,654,716) (119,274,260) (5,268,923) (21,530,926)
Total Distributions to Shareholders
(91,654,716) (119,274,260) (5,268,923) (21,530,926)
Capital Stock Transactions
Sold 69,626,257 44,054,133 10,428,964 5,034,640
Distributions reinvested 91,654,716 119,274,260 5,268,923 21,530,926
Redeemed (54,559,189) (92,153,387) (8,387,294) (11,291,956)
Total Capital Stock Transactions 106,721,784 71,175,006 7,310,593 15,273,610
Net Increase/(Decrease) in Net Assets 373,064,078 217,501,492 36,598,488 20,326,148
Net Assets, Beginning of Period 1,771,057,580 1,553,556,088 141,066,078 120,739,930
Net Assets, End of Period $2,144,121,658 $1,771,057,580 $177,664,566 $141,066,078
Capital Stock Share Transactions
Sold 3,387,769 2,908,071 579,882 341,163
Distributions reinvested 4,554,091 7,845,700 291,337 1,630,748
Redeemed (2,687,564) (5,571,062) (455,041) (764,965)
Total Capital Stock Share Transactions
5,254,296 5,182,709 416,178 1,206,946
(a) For the period from April 29, 2020 (inception) through December 31, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Balanced Income Plus Portfolio
Diversified Income Plus
Portfolio ESG Index Portfolio Global Stock Portfolio
12/31/2021 12/31/2020 12/31/2021 12/31/2020 12/31/2021 12/31/2020
(a)
12/31/2021 12/31/2020
$9,383,871 $10,682,603 $21,905,728 $24,410,272 $193,478 $54,446 $12,077,007 $11,475,787
35,254,789 2,645,971 46,150,731 (1,516,285) 644,547 173,370 167,008,356 45,825,077
11,806,048 23,837,487 (10,819,221) 32,522,398 4,263,374 1,468,464 93,354,370 115,877,246
56,444,708 37,166,061 57,237,238 55,416,385 5,101,399 1,696,280 272,439,733 173,178,110
(16,794,972) (14,277,653) (25,902,046) (31,633,268) (83,013) (145,047) (59,962,044) (133,980,978)
(16,794,972) (14,277,653) (25,902,046) (31,633,268) (83,013) (145,047) (59,962,044) (133,980,978)
22,518,129 8,594,518 21,198,431 24,698,178 22,616,513 11,747,571 4,774,799 2,983,025
16,794,972 14,277,653 25,902,046 31,633,268 83,013 145,047 59,962,044 133,980,978
(26,547,227) (36,361,882) (40,455,839) (60,087,722) (705,404) (5,952,648) (21,245,577) (37,313,603)
12,765,874 (13,489,711) 6,644,638 (3,756,276) 21,994,122 5,939,970 43,491,266 99,650,400
52,415,610 9,398,697 37,979,830 20,026,841 27,012,508 7,491,203 255,968,955 138,847,532
454,648,377 445,249,680 839,302,772 819,275,931 7,491,203 – 1,322,000,829 1,183,153,297
$507,063,987 $454,648,377 $877,282,602 $839,302,772 $34,503,711 $7,491,203 $1,577,969,784 $1,322,000,829
1,341,978 605,985 2,421,028 3,025,480 1,538,402 1,089,380 310,337 247,316
1,015,465 1,028,827 2,994,768 4,070,263 5,727 11,424 3,903,753 11,515,736
(1,587,638) (2,536,092) (4,608,150) (7,662,617) (47,192) (510,817) (1,371,425) (2,999,807)
769,805 (901,280) 807,646 (566,874) 1,496,937 589,987 2,842,665 8,763,245

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government Bond Portfolio High Yield Portfolio
For the periods ended
12/31/2021 12/31/2020 12/31/2021 12/31/2020
Operations
Net investment income/(loss) $2,930,371 $3,117,564 $41,983,309 $43,974,977
Net realized gains/(losses) (436,179) 4,656,485 8,492,666 (40,293,906)
Change in net unrealized appreciation/(depreciation) (6,131,517) 5,632,314 (11,162,716) 18,816,347
Net Change in Net Assets Resulting From Operations
(3,637,325) 13,406,363 39,313,259 22,497,418
Distributions to Shareholders
From net investment income/net realized gains (7,472,494) (3,115,558) (42,209,481) (44,656,155)
Total Distributions to Shareholders
(7,472,494) (3,115,558) (42,209,481) (44,656,155)
Capital Stock Transactions
Sold 13,942,011 62,902,780 44,709,746 13,872,285
Issued in connection with merger – – – –
Distributions reinvested 7,472,494 3,115,558 42,209,481 44,656,155
Redeemed (41,391,549) (19,482,951) (98,244,379) (27,986,879)
Total Capital Stock Transactions (19,977,044) 46,535,387 (11,325,152) 30,541,561
Net Increase/(Decrease) in Net Assets (31,086,863) 56,826,192 (14,221,374) 8,382,824
Net Assets, Beginning of Period 239,969,006 183,142,814 898,481,956 890,099,132
Net Assets, End of Period $208,882,143 $239,969,006 $884,260,582 $898,481,956
Capital Stock Share Transactions
Sold 1,224,069 5,376,005 9,601,257 3,098,697
Issued in connection with merger – – – –
Distributions reinvested 664,597 266,385 9,073,207 10,034,674
Redeemed (3,632,764) (1,673,417) (21,187,540) (6,450,069)
Total Capital Stock Share Transactions
(1,744,098) 3,968,973 (2,513,076) 6,683,302
(a) For the period from April 29, 2020 (inception) through December 31, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Income Portfolio
International Allocation
Portfolio International Index Portfolio Large Cap Growth Portfolio
12/31/2021 12/31/2020 12/31/2021 12/31/2020 12/31/2021 12/31/2020
(a)
12/31/2021 12/31/2020
$54,272,616 $53,248,696 $33,112,999 $24,518,358 $3,401,241 $1,261,259 $(1,518,293) $3,536,902
44,649,947 56,697,712 229,109,202 (93,707,526) 543,523 1,978,858 183,921,234 262,105,372
(107,750,895) 88,611,597 (4,776,990) 105,915,499 11,757,051 32,204,147 353,732,726 395,816,107
(8,828,332) 198,558,005 257,445,211 36,726,331 15,701,815 35,444,264 536,135,667 661,458,381
(109,764,756) (60,819,458) (30,943,549) (78,655,114) (1,343,489) (2,792,648) (266,290,055) (103,862,213)
(109,764,756) (60,819,458) (30,943,549) (78,655,114) (1,343,489) (2,792,648) (266,290,055) (103,862,213)
59,580,141 122,830,850 3,942,165 5,125,222 14,433,357 126,532,978 6,220,997 65,014,894
– – – – – – – 330,659,253
109,764,756 60,819,458 30,943,549 78,655,114 1,343,489 2,792,648 266,290,055 103,862,213
(277,445,563) (12,223,463) (205,481,781) (140,471,115) (539,192) (21,303,358) (205,502,997) (104,437,979)
(108,100,666) 171,426,845 (170,596,067) (56,690,779) 15,237,654 108,022,268 67,008,055 395,098,381
(226,693,754) 309,165,392 55,905,595 (98,619,562) 29,595,980 140,673,884 336,853,667 952,694,549
1,974,965,626 1,665,800,234 1,823,553,865 1,922,173,427 140,673,884 – 2,439,092,128 1,486,397,579
$1,748,271,872 $1,974,965,626 $1,879,459,460 $1,823,553,865 $170,269,864 $140,673,884 $2,775,945,795 $2,439,092,128
5,377,107 11,055,980 367,240 596,720 1,064,641 12,899,611 105,411 1,484,694
– – – – – – – 6,308,738
10,065,922 5,536,993 2,778,895 9,206,428 97,363 220,667 4,767,976 2,323,877
(25,614,514) (1,168,875) (18,535,526) (17,138,874) (40,191) (2,004,673) (3,541,953) (2,203,373)
(10,171,485) 15,424,098 (15,389,391) (7,335,726) 1,121,813 11,115,605 1,331,434 7,913,936

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index Portfolio Large Cap Value Portfolio
For the periods ended
12/31/2021 12/31/2020 12/31/2021 12/31/2020
Operations
Net investment income/(loss) $18,649,326 $22,361,522 $34,954,608 $28,796,848
Net realized gains/(losses) 19,524,913 7,360,017 185,433,680 78,081,202
Change in net unrealized appreciation/(depreciation) 348,698,031 185,677,265 379,376,667 (29,427,620)
Net Change in Net Assets Resulting From Operations
386,872,270 215,398,804 599,764,955 77,450,430
Distributions to Shareholders
From net investment income/net realized gains (28,649,635) (22,299,960) (105,834,818) (65,039,448)
Total Distributions to Shareholders
(28,649,635) (22,299,960) (105,834,818) (65,039,448)
Capital Stock Transactions
Sold 26,687,559 25,184,854 84,877,041 16,002,816
Distributions reinvested 28,649,635 22,299,960 105,834,818 65,039,448
Redeemed (65,825,016) (84,235,488) (11,660,840) (21,738,170)
Total Capital Stock Transactions (10,487,822) (36,750,674) 179,051,019 59,304,094
Net Increase/(Decrease) in Net Assets 347,734,813 156,348,170 672,981,156 71,715,076
Net Assets, Beginning of Period 1,383,644,128 1,227,295,958 1,839,104,767 1,767,389,691
Net Assets, End of Period $1,731,378,941 $1,383,644,128 $2,512,085,923 $1,839,104,767
Capital Stock Share Transactions
Sold 453,908 607,960 3,834,282 966,271
Distributions reinvested 499,528 524,496 4,813,518 4,121,742
Redeemed (1,146,688) (1,891,057) (511,282) (1,316,246)
Total Capital Stock Share Transactions
(193,252) (758,601) 8,136,518 3,771,767
(a) For the period from April 29, 2020 (inception) through December 31, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Limited Maturity Bond Portfolio Low Volatility Equity Portfolio Mid Cap Growth Portfolio Mid Cap Index Portfolio
12/31/2021 12/31/2020 12/31/2021 12/31/2020 12/31/2021 12/31/2020
(a)
12/31/2021 12/31/2020
$17,620,850 $21,395,188 $580,709 $762,854 $(231,829) $(46,146) $6,326,927 $6,026,259
10,134,926 1,219,162 4,232,005 (960,176) 384,207 416,231 50,077,687 3,857,256
(24,568,100) 17,987,314 3,767,581 1,073,816 4,533,144 4,949,107 74,690,099 54,934,443
3,187,676 40,601,664 8,580,295 876,494 4,685,522 5,319,192 131,094,713 64,817,958
(17,693,214) (21,462,288) (779,344) (989,231) (178,864) (200,159) (13,650,488) (19,223,749)
(17,693,214) (21,462,288) (779,344) (989,231) (178,864) (200,159) (13,650,488) (19,223,749)
59,782,004 183,653,008 6,939,649 9,852,607 28,270,073 30,007,885 16,042,434 16,874,031
17,693,214 21,462,288 779,344 989,231 178,864 200,159 13,650,488 19,223,749
(190,313,923) (28,520,878) (5,338,562) (7,866,707) (5,839,257) (5,582,167) (37,542,986) (31,279,510)
(112,838,705) 176,594,418 2,380,431 2,975,131 22,609,680 24,625,877 (7,850,064) 4,818,270
(127,344,243) 195,733,794 10,181,382 2,862,394 27,116,338 29,744,910 109,594,161 50,412,479
1,144,957,746 949,223,952 45,990,286 43,127,892 29,744,910 – 545,052,130 494,639,651
$1,017,613,503 $1,144,957,746 $56,171,668 $45,990,286 $56,861,248 $29,744,910 $654,646,291 $545,052,130
5,931,558 18,377,613 499,952 814,298 1,799,592 2,499,942 691,222 1,087,870
1,759,718 2,156,011 57,093 85,174 11,379 13,505 595,376 1,237,169
(18,996,880) (2,891,909) (392,836) (670,751) (372,811) (506,557) (1,647,916) (1,886,779)
(11,305,604) 17,641,715 164,209 228,721 1,438,160 2,006,890 (361,318) 438,260

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock Portfolio Mid Cap Value Portfolio
For the periods ended
12/31/2021 12/31/2020 12/31/2021 12/31/2020
(a)
Operations
Net investment income/(loss) $6,784,128 $6,184,831 $123,444 $38,419
Net realized gains/(losses) 374,598,581 146,398,112 681,890 168,272
Change in net unrealized appreciation/(depreciation) 267,190,147 248,837,926 2,931,216 1,377,522
Net Change in Net Assets Resulting From Operations
648,572,856 401,420,869 3,736,550 1,584,213
Distributions to Shareholders
From net investment income/net realized gains (152,140,480) (72,800,955) (805,875) (102,444)
Total Distributions to Shareholders
(152,140,480) (72,800,955) (805,875) (102,444)
Capital Stock Transactions
Sold 21,092,333 9,445,129 29,122,937 7,894,937
Distributions reinvested 152,140,480 72,800,955 805,875 102,444
Redeemed (300,156,831) (72,086,393) (8,788,609) (3,242,773)
Total Capital Stock Transactions (126,924,018) 10,159,691 21,140,203 4,754,608
Net Increase/(Decrease) in Net Assets 369,508,358 338,779,605 24,070,878 6,236,377
Net Assets, Beginning of Period 2,260,235,263 1,921,455,658 6,236,377 –
Net Assets, End of Period $2,629,743,621 $2,260,235,263 $30,307,255 $6,236,377
Capital Stock Share Transactions
Sold 815,428 582,827 1,881,134 746,301
Distributions reinvested 6,107,214 4,268,148 48,782 7,833
Redeemed (11,008,017) (3,975,650) (586,671) (277,289)
Total Capital Stock Share Transactions
(4,085,375) 875,325 1,343,245 476,845
(a) For the period from April 29, 2020 (inception) through December 31, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Moderate Allocation Portfolio
Moderately Aggressive
Allocation Portfolio
Moderately Conservative
Allocation Portfolio Money Market Portfolio
12/31/2021 12/31/2020 12/31/2021 12/31/2020 12/31/2021 12/31/2020 12/31/2021 12/31/2020
$134,264,046 $170,576,200 $65,769,736 $89,181,243 $87,376,846 $101,991,926 $(724) $634,014
779,292,403 485,709,263 636,757,492 310,129,837 235,702,666 166,746,532 6,445 8,572
446,637,784 660,537,919 443,362,626 505,574,269 73,459,896 262,045,105 – –
1,360,194,233 1,316,823,382 1,145,889,854 904,885,349 396,539,408 530,783,563 5,721 642,586
(662,922,076) (632,227,863) (393,745,449) (486,522,362) (274,634,956) (284,132,136) – (635,749)
(662,922,076) (632,227,863) (393,745,449) (486,522,362) (274,634,956) (284,132,136) – (635,749)
9,045,090 9,113,038 16,730,514 11,762,933 20,289,505 62,724,551 34,485,976 214,606,424
662,922,076 632,227,863 393,745,449 486,522,362 274,634,956 284,132,136 – 635,749
(709,684,638) (776,850,929) (393,322,383) (486,064,281) (380,093,540) (250,337,339) (111,701,992) (102,097,675)
(37,717,472) (135,510,028) 17,153,580 12,221,014 (85,169,079) 96,519,348 (77,216,016) 113,144,498
659,554,685 549,085,491 769,297,985 430,584,001 36,735,373 343,170,775 (77,210,295) 113,151,335
11,004,526,734 10,455,441,243 7,176,740,529 6,746,156,528 5,656,520,160 5,313,349,385 312,252,147 199,100,812
$11,664,081,419 $11,004,526,734 $7,946,038,514 $7,176,740,529 $5,693,255,533 $5,656,520,160 $235,041,852 $312,252,147
544,813 604,341 905,660 778,341 1,392,153 4,581,843 34,485,976 214,606,424
40,668,320 44,513,058 21,881,312 32,872,244 19,230,928 21,443,287 – 635,749
(42,349,256) (52,790,660) (21,397,466) (31,103,139) (25,994,341) (18,363,895) (111,701,992) (102,097,675)
(1,136,123) (7,673,261) 1,389,506 2,547,446 (5,371,260) 7,661,235 (77,216,016) 113,144,498

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Multidimensional Income
Portfolio
Opportunity Income Plus
Portfolio
For the periods ended
12/31/2021 12/31/2020 12/31/2021 12/31/2020
Operations
Net investment income/(loss) $1,394,243 $991,135 $6,877,425 $7,492,478
Net realized gains/(losses) 891,797 (455,452) 1,549,354 (3,093,925)
Change in net unrealized appreciation/(depreciation) (276,050) 727,396 (4,340,684) 4,866,946
Net Change in Net Assets Resulting From Operations
2,009,990 1,263,079 4,086,095 9,265,499
Distributions to Shareholders
From net investment income/net realized gains (1,043,136) – (7,058,482) (7,497,706)
Total Distributions to Shareholders
(1,043,136) – (7,058,482) (7,497,706)
Capital Stock Transactions
Sold 29,034,231 5,583,676 19,307,030 34,166,228
Distributions reinvested 1,043,136 – 7,058,482 7,497,706
Redeemed (1,477,993) (4,720,085) (26,285,709) (26,379,968)
Total Capital Stock Transactions 28,599,374 863,591 79,803 15,283,966
Net Increase/(Decrease) in Net Assets 29,566,228 2,126,670 (2,892,584) 17,051,759
Net Assets, Beginning of Period 28,018,680 25,892,010 238,202,392 221,150,633
Net Assets, End of Period $57,584,908 $28,018,680 $235,309,808 $238,202,392
Capital Stock Share Transactions
Sold 2,679,730 567,344 1,903,479 3,419,353
Distributions reinvested 97,003 – 697,576 759,882
Redeemed (136,615) (509,467) (2,596,982) (2,723,373)
Total Capital Stock Share Transactions
2,640,118 57,877 4,073 1,455,862

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Partner Emerging Markets
Equity Portfolio Partner Healthcare Portfolio Real Estate Securities Portfolio Small Cap Growth Portfolio
12/31/2021 12/31/2020 12/31/2021 12/31/2020 12/31/2021 12/31/2020 12/31/2021 12/31/2020
$786,893 $243,312 $775,780 $707,956 $2,185,225 $2,745,092 $(540,320) $(152,591)
7,269,377 (476,047) 30,410,625 14,828,957 8,023,734 (2,492,880) 7,175,859 2,824,277
(13,313,998) 21,892,023 5,252,322 29,106,628 59,552,752 (11,992,791) 2,693,388 17,449,029
(5,257,728) 21,659,288 36,438,727 44,643,541 69,761,711 (11,740,579) 9,328,927 20,120,715
(178,760) (1,900,566) (15,881,032) (3,002,092) (2,737,866) (3,438,536) (2,393,078) –
(178,760) (1,900,566) (15,881,032) (3,002,092) (2,737,866) (3,438,536) (2,393,078) –
10,326,353 2,899,044 12,566,183 12,954,253 7,432,741 3,878,687 33,406,639 33,761,816
178,760 1,900,566 15,881,032 3,002,092 2,737,866 3,438,536 2,393,078 –
(11,290,821) (13,582,057) (13,348,691) (18,295,594) (16,386,673) (19,885,352) (9,321,811) (5,274,384)
(785,708) (8,782,447) 15,098,524 (2,339,249) (6,216,066) (12,568,129) 26,477,906 28,487,432
(6,222,196) 10,976,275 35,656,219 39,302,200 60,807,779 (27,747,244) 33,413,755 48,608,147
103,331,299 92,355,024 284,493,720 245,191,520 170,596,848 198,344,092 70,786,498 22,178,351
$97,109,103 $103,331,299 $320,149,939 $284,493,720 $231,404,627 $170,596,848 $104,200,253 $70,786,498
541,688 215,351 433,655 514,257 245,450 154,806 1,716,329 2,421,728
9,565 146,409 552,884 120,463 87,753 144,472 123,798 –
(620,293) (994,110) (459,174) (752,850) (545,951) (809,279) (477,220) (419,425)
(69,040) (632,350) 527,365 (118,130) (212,748) (510,001) 1,362,907 2,002,303

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Small Cap Index Portfolio Small Cap Stock Portfolio
For the periods ended
12/31/2021 12/31/2020 12/31/2021 12/31/2020
Operations
Net investment income/(loss) $9,230,441 $7,229,117 $2,906,008 $3,345,562
Net realized gains/(losses) 64,848,684 5,929,414 154,343,576 26,918,457
Change in net unrealized appreciation/(depreciation) 117,497,676 62,274,539 29,843,583 107,999,783
Net Change in Net Assets Resulting From Operations
191,576,801 75,433,070 187,093,167 138,263,802
Distributions to Shareholders
From net investment income/net realized gains (13,346,931) (32,023,582) (33,907,310) (67,439,993)
Total Distributions to Shareholders
(13,346,931) (32,023,582) (33,907,310) (67,439,993)
Capital Stock Transactions
Sold 34,893,534 63,537,136 34,826,784 9,644,679
Distributions reinvested 13,346,931 32,023,582 33,907,310 67,439,993
Redeemed (61,900,684) (49,732,687) (22,991,554) (28,627,074)
Total Capital Stock Transactions (13,660,219) 45,828,031 45,742,540 48,457,598
Net Increase/(Decrease) in Net Assets 164,569,651 89,237,519 198,928,397 119,281,407
Net Assets, Beginning of Period 729,743,481 640,505,962 755,330,370 636,048,963
Net Assets, End of Period $894,313,132 $729,743,481 $954,258,767 $755,330,370
Capital Stock Share Transactions
Sold 1,518,343 3,975,633 1,434,126 596,804
Distributions reinvested 570,652 2,251,123 1,403,472 4,631,772
Redeemed (2,706,049) (3,168,248) (973,515) (1,757,237)
Total Capital Stock Share Transactions
(617,054) 3,058,508 1,864,083 3,471,339

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation organized under the laws of Minnesota, is registered under the Investment Company
Act of 1940 (the “1940 Act”). The Fund is divided into 32 separate series (each, a “Portfolio” and, collectively, the "Portfolios"), each with its own investment objective and policies. The Fund consists of four asset allocation Portfolios, three income plus Portfolios, nineteen equity Portfolios, five fixed-income Portfolios, and one money market Portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock.
Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent Financial for Lutherans ("Thrivent Financial"
or the "Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial, separate accounts of insurance companies not affiliated with Thrivent Financial, and other Portfolios.
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards
Board ("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Mergers
— At a meeting held on August 24, 2020, contractholders of Thrivent Partner Growth Stock Portfolio (the “Target Portfolio”) approved the merger of the Target Portfolio into Thrivent Large Cap Growth Portfolio (the “Acquiring Portfolio”).  The merger occurred at the close of business on August 31, 2020. Acquisition of the assets and liabilities of the Target Portfolio by the Acquiring Portfolio was followed by the distribution of the Acquiring Portfolio's shares to the Target Portfolio's contractholders. The shares issued of the Acquiring Portfolio are disclosed in the Statement of Changes in Net Assets.
The merger was accomplished by a tax free exchange as detailed below:
As of August 31, 2020, the net assets of the Target Portfolio were comprised of the following:
Assuming the merger had been completed on January 1, 2020, the Acquiring Portfolio's pro-forma results of operations for the period ended December 31, 2020 would be the following:
The financial statements reflect the operations of the Acquiring Portfolio for the period prior to the merger and the combined Portfolios for the period subsequent to the merger.  Because the combined Portfolios have been managed as a single Portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Partner Growth Stock Portfolio that have been included in the Acquiring Portfolio's Statement of Operations since the merger was completed.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity,
Portfolio Description Net Assets as of August 31, 2020
Large Cap Growth Acquiring Portfolio $2,047,020,669
Partner Growth Stock Target Portfolio  $330,659,253
Large Cap Growth After Acquisition  $2,377,679,922
Target Portfolio
Unrealized
Appreciation/
(Depreciation)
Undistributed Net
Investment Income
Accumulated Net
Realized Gains/
(Losses)
 Capital
 Stock
Partner Growth Stock  $185,088,259 $(351,226) $(546,322)  $146,468,542
Acquiring Portfolio
Net Change
in Unrealized
Appreciation/
(Depreciation)
Net Investment
Income
Net Gains/(Losses)
on Investments
Net Increase in
Net Assets from
Operations
 Large Cap Growth $465,402,100 $3,303,360 $268,586,651 $737,292,111

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Securities held by the Money Market Portfolio are valued on
the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the Portfolios' securities to the Portfolios' Investment Adviser.  The
Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures.  The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the
Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each
Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal and certain state jurisdictions as well as certain foreign countries.  The Portfolios' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Portfolios have no examinations in progress and none are expected at this time.
As of December 31, 2021, the Adviser has reviewed all open
tax years and major jurisdictions and concluded that there is no effect to the Portfolios’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Portfolios are subject to foreign
income taxes imposed by certain countries in which they invest.
Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of
Operations. The Portfolios pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued daily.
The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a
Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium.  Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividends and capital
gain distributions are recorded on the ex-dividend date. With the exception of the Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared daily and
reinvested monthly for Government Bond Portfolio, High Yield
Portfolio, Income Portfolio, Limited Maturity Bond Portfolio, Money
Market Portfolio and Opportunity Income Plus Portfolio; and
declared and reinvested at least annually for all other Portfolios.
Derivative Financial Instruments
— Each Portfolio, with the
exception of the Money Market Portfolio, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”) or
similar agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the
Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market
Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a
Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required.
In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
During the year ended December 31, 2021, Aggressive
Allocation, Government Bond, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used options on mortgage backed securities to generate income and/or manage duration of the Portfolio.
During the year ended December 31, 2021, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on interest rate futures to hedge interest rate risk and/or manage duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the Money
Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended December 31, 2021, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government Bond,
High Yield, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the respective
Portfolio versus its benchmark.
During the year ended December 31, 2021, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, ESG
Index, Global Stock, International Allocation, International Index,
Large Cap Index, Low Volatility Equity, Mid Cap Index, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Small Cap Index used equity futures to manage exposure to the equities market.
During the year ended December 31, 2021, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Global Stock,
International Allocation, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used foreign exchange futures to hedge currency risk.
Foreign Currency Forward Contracts
— In connection
with purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market
Portfolio, may enter into foreign currency forward contracts.
Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the
Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the year ended December 31, 2021, Partner Healthcare
used foreign currency forward transactions in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of
the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the
Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended December 31, 2021, High Yield, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately
Conservative Allocation used CDX indices (comprised of credit default swaps) to help manage credit risk exposure within the
Portfolio.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Options Written 5,106 – 5,106 5,106 – – –
Securities Lending 7,666,718 – 7,666,718 7,393,132 – – 273,586
(^)
All Cap
Securities Lending 1,218,900 – 1,218,900 1,199,484 – – 19,416
(^)
Balanced Income Plus
Securities Lending 3,983,014 – 3,983,014 3,852,128 – – 130,886
(^)
Diversified Income Plus
Securities Lending 8,652,259 – 8,652,259 8,456,220 – – 196,039
(^)
ESG Index
Securities Lending 2,495 – 2,495 2,354 – – 141
(^)
Global Stock
Securities Lending 8,805,886 – 8,805,886 8,459,858 – – 346,028
(^)
Government Bond
Options Written 12,764 – 12,764 12,764 – – –
Securities Lending 1,388,770 – 1,388,770 1,345,020 – – 43,750
(^)
High Yield
Securities Lending 29,980,561 – 29,980,561 29,057,729 – – 922,832
(^)
Income
Securities Lending 7,808,607 – 7,808,607 7,543,146 – – 265,461
(^)
International Allocation
Securities Lending 1,092,649 – 1,092,649 1,020,940 – – 71,709
(^)
Large Cap Index
Securities Lending 655,671 – 655,671 631,877 – – 23,794
(^)
Large Cap Value
Securities Lending 21,921,385 – 21,921,385 20,985,468 – – 935,917
(^)

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls.
In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the Portfolios are required to purchase may decline below the agreed upon
repurchase price of those securities.
During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold.
The Portfolios are compensated from negotiated fees paid by
brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in
Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned securities
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Limited Maturity Bond
Securities Lending 1,520,093 – 1,520,093 1,482,871 – – 37,222
(^)
Mid Cap Growth
Securities Lending 629,175 – 629,175 612,669 – – 16,506
(^)
Mid Cap Index
Securities Lending 4,734,010 – 4,734,010 4,577,966 – – 156,044
(^)
Mid Cap Stock
Securities Lending 30,009,600 – 30,009,600 29,465,676 – – 543,924
(^)
Mid Cap Value
Securities Lending 265,800 – 265,800 252,135 – – 13,665
(^)
Moderate Allocation
Options Written 160,830 – 160,830 160,830 – – –
Securities Lending 38,430,732 – 38,430,732 37,130,972 – – 1,299,760
(^)
Moderately Aggressive
Allocation
Options Written 59,992 – 59,992 59,992 – – –
Securities Lending 22,515,701 – 22,515,701 21,774,836 – – 740,865
(^)
Moderately Conservative
Allocation
Options Written 127,642 – 127,642 127,642 – – –
Securities Lending 27,935,309 – 27,935,309 27,088,046 – – 847,263
(^)
Multidimensional Income
Securities Lending 3,343,321 – 3,343,321 3,271,211 – – 72,110
(^)
Opportunity Income Plus
Securities Lending 6,113,858 – 6,113,858 5,964,702 – – 149,156
(^)
Small Cap Growth
Securities Lending 1,249,175 – 1,249,175 1,193,737 – – 55,438
(^)
Small Cap Index
Securities Lending 10,321,375 – 10,321,375 9,944,737 – – 376,638
(^)
Small Cap Stock
Securities Lending 30,750 – 30,750 28,987 – – 1,763
(^)
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
As of December 31, 2021, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Portfolios
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Portfolio may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the year ended December 31, 2021, Money
Market Portfolio engaged in this type of investment.
Stripped Securities
— Certain Portfolios may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The
Portfolio Securities on Loan
Aggressive Allocation $ 7,393,132
All Cap 1,199,484
Balanced Income Plus 3,852,128
Diversified Income Plus 8,456,220
ESG Index 2,354
Global Stock 8,459,858
Government Bond 1,345,020
High Yield 29,057,729
Income 7,543,146
International Allocation 1,020,940
Large Cap Index 631,877
Large Cap Value 20,985,468
Limited Maturity Bond 1,482,871
Mid Cap Growth 612,669
Mid Cap Index 4,577,966
Mid Cap Stock 29,465,676
Mid Cap Value 252,135
Moderate Allocation 37,130,972
Moderately Aggressive Allocation 21,774,836
Moderately Conservative Allocation 27,088,046
Multidimensional Income 3,271,211
Opportunity Income Plus 5,964,702
Small Cap Growth 1,193,737
Small Cap Index 9,944,737
Small Cap Stock 28,987

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— Thrivent Balanced Income Plus
Portfolio and Thrivent Large Cap Index Portfolio are defendants in two separate adversary actions: One was filed in federal court on November 1, 2010 by the Official Committee of Unsecured
Creditors of Tribune Company (“Tribune”) and the other was filed in the state of Minnesota on June 2, 2011 by the successor trustees of certain series of debt securities issued by Tribune. These actions were consolidated and moved to the United States District Court of the Southern District of New York as consolidated multi-district litigation. The actions seek to determine whether stock repurchases of Tribune stock in connection with a leveraged buyout of Tribune in 2007 (the “LBO Transaction”) were fraudulent transactions that can be voided requiring repurchase payments to be returned to the
Tribune bankruptcy estate. Thrivent Balanced Income Plus Portfolio and Thrivent Large Cap Index Portfolio tendered Tribune stock in the LBO Transaction in exchange for $115,600 and $219,300 respectively. The state law claims were dismissed by the district court, and all appeals by the plaintiffs have been denied. The district court has also dismissed the federal claims and the dismissal has been affirmed by the Second Circuit Court of Appeals. However, the plaintiffs have petitioned the United States Supreme Court for writ of certiorari with respect to the federal law claims. If the plaintiffs are successful with their claims, it is reasonably possible that these Portfolios would be required to return payments in some amount. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.
In the event of adversary action proceedings where a Portfolio is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended December 31, 2021, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as a
reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Portfolio (with the exception of Money
Market Portfolio) along with other funds managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the higher of the Federal Funds Rate or the Overnight Bank
Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.
Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating
Portfolio pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 27, 2022 unless extended by mutual agreement of State Street Bank and
Trust Company and the Portfolios. The Portfolios had no borrowings during the year ended December 31, 2021.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate ("LIBOR") and other reference rates expected to be discontinued. The ASU No.
2020-04 was effective immediately upon release of the standard on
March 12, 2020 and can be applied prospectively through December
31, 2022. At this time, management is evaluating implications of these changes on financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

Codification Improvements to Subtopic 310-20, Receivables
- Nonrefundable Fees and Other Costs
In October 2020, the Financial Accounting Standards Board
(FASB) issued Accounting Standard Board (ASU) No. 2020-08
Codification Improvements to Subtopic 310-20, Receivables—
Nonrefundable Fees and Other Costs which provides further
guidance on the previously released ASU No.2017-08 Premium
Amortization on Purchased Callable Debt Securities. The ASU No.
2020-08 is effective for fiscal periods beginning after December
2020. Management has determined this ASU will not have an impact on financial statement disclosures.
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser. Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Portfolio (M-Millions) $0 to $50M Over $50 to $100M
 Over $100 to
$250M  Over $250M
Low Volatility Equity 0.600% 0.600% 0.500% 0.500%
Multidimensional Income 0.550% 0.550%  0.500%  0.500%
Partner Emerging Markets   0.950% 0.950% 0.900%  0.850%
Partner Healthcare  0.900%  0.850% 0.800%   0.750%
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
All Cap
0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Balanced Income Plus
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Diversified Income Plus
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
ESG Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
International Allocation
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.625% 0.600% 0.600% 0.600% 0.600%
International Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600%
Limited Maturity Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Mid Cap Growth
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market
0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
Opportunity Income Plus
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

Sub-Adviser Fees
— The following subadvisory fees are charged
as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Portfolio.
International Allocation Portfolio
The Adviser has entered into a subadvisory agreement with
Goldman Sachs Asset Management, L.P. ("GSAM") for the
performance of subadvisory services.  The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million.  International Allocation Fund (presented under a separate shareholder report) is included in determining breakpoints for the assets managed by GSAM.
Partner Emerging Markets Equity Portfolio
The Adviser has entered into a subadvisory agreement with
Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable to Aberdeen is equal to
0.75% of the first $100 million of average daily net assets, 0.70%
of the next $150 million and 0.65% of average daily net assets over
$250 million.
Partner Healthcare Portfolio
The Adviser has entered into a subadvisory agreement with
BlackRock Investment Management, LLC. for the performance of subadvisory services.  The fee payable to BlackRock is equal to
0.50% of the first $50 million of average daily net assets, 0.475% of the next $200 million, 0.45% of the next $250 million and 0.425% of average daily net assets over $500 million.
Expense Reimbursements
— For the year ended December 31,
2021, contractual expense reimbursements, as a percentage of net assets, were in effect:
For the year ended December 31, 2021, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
1
Expense waiver changed from 0.80% to 0.90% effective 4/30/2021.
2
Expense waiver changed from 0.95% to 0.85% effective 4/30/2021.
Thrivent Asset Management has voluntarily agreed to reimburse certain portfolio level expenses for Money Market Portfolio to the extent necessary in order to maintain a minimum annualized net yield of 0.00%.
Expense reimbursements are accrued daily and paid by Thrivent
Financial monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.
Each of the four Asset Allocation Portfolios paid a fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place, and through at least April
30, 2022, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust.  This contractual provision may be terminated upon the mutual agreement between the independent Directors of the Portfolios and the Adviser. For the year ended December 31,
2021, the following expense reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.16% 4/30/2022
 Moderate Allocation 0.18% 4/30/2022
Moderately Aggressive Allocation 0.22% 4/30/2022
Moderately Conservative Allocation 0.13% 4/30/2022
Subject to certain limitations, all Portfolios in the Fund except for
Money Market Portfolio may invest cash in other Portfolios in the
Fund, Thrivent Cash Management Trust, and Thrivent Core Funds.
These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Financial reimburses an amount equal to any investment advisory fees indirectly incurred by the Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than
Thrivent Cash Management Trust. There are no advisory fees for
Thrivent Core Funds, and therefore no reimbursement is made
related to an investment in these funds.
Other Expenses
— The Fund has entered into an accounting and
administrative services agreement with Thrivent Financial to provide
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Portfolio
Expense
Reimbursement
Expiration
Date
Partner Healthcare 0.05% 4/30/2022
Portfolio
Expense
Limit
Expiration
Date
ESG Index 0.38% 4/30/2022
International Index 0.46% 4/30/2022
Low Volatility Equity
1
0.90% 4/30/2022
Mid Cap Growth 0.85% 4/30/2022
Mid Cap Value 0.90% 4/30/2022
Multidimensional Income
2
0.85% 4/30/2022
Portfolio
Expense
Limit
Expiration
Date
Partner Emerging Markets Equity 1.20% 4/30/2022
Small Cap Growth 0.94% 4/30/2022
Portfolio
Expense
Reimbursement
Expiration
Date

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

certain accounting and administrative personnel and services to the
Portfolios. The Portfolios pay an annual fixed fee per portfolio plus a certain percentage of net assets to Thrivent Financial.  These fees are accrued daily and paid monthly.  For the year ended December
31, 2021, Thrivent Financial received aggregate fees for accounting and administrative personnel and services of $10,549,688 from the
Fund.
The Fund has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency and dividend payment services necessary to the
Portfolios.  The Portfolios pay an annual fixed fee per Portfolio.
These fees are accrued daily and paid monthly.  For the year ended
December 31, 2021, Thrivent Investor Services received $160,000 from the Fund for transfer agent services.
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of the Fund.
Thrivent Money Market Portfolio is not eligible for the deferral plan.
The value of each Director’s deferred compensation account will increase or decrease as if invested in shares of a particular Portfolio of Thrivent Series Fund. Each participant's fees as well as the change in value are included in Director’s fees in the Statement of
Operations. The deferred fees remain in the appropriate Portfolio of Thrivent Series Fund until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $1,049,626 in fees from the Fund for the year ended
December 31, 2021. In addition, the Fund reimbursed independent
Directors for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent directors of the Fund are officers and directors of Thrivent Financial, however, they receive no compensation from the Fund. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds. Fees and expenses of those underlying funds are not included in those Portfolios’ expense ratios reported in the Financial Highlights. The Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.  The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust. There are no advisory fees for Thrivent Core
Funds, and therefore no reimbursement is made for investments in these Funds. This contractual provision may be terminated upon the mutual agreement between the independent Directors of the Fund and the Adviser.
Interfund Lending
— The Portfolios may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Portfolios to borrow cash for temporary purposes from Thrivent Core Short-Term
Reserve Fund.  Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the year ended December 31, 2021, none of the Portfolios borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to timing differences in recognizing certain gains and losses on investment transactions, such as wash sales, unrealized and realized activity related to derivatives, treatment of passive foreign investment companies, amortization of callable bonds, and related party transactions.
At the end of the fiscal year, reclassifications between net asset amounts are made for differences that are permanent in nature.
These permanent differences primarily relate to tax treatment of partnerships, sales of passive foreign investment companies, and contingent debt.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Aggressive Allocation $754 $(754)
Balanced Income Plus 220 (220)
Diversified Income Plus 292 (292)
Global Stock 168 (168)
Large Cap Value 1,494 (1,494)
Mid Cap Value 24 (24)
Moderate Allocation 1,182 (1,182)
Moderately Aggressive
Allocation 1,564 (1,564)
Moderately Conservative
Allocation 546 (546)
Money Market (5,721) 5,721
Multidimensional Income 15 (15)
Opportunity Income Plus 942 (942)
Small Cap Stock 3,957 (3,957)

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
At December 31, 2021, the following Portfolios had accumulated capital loss carryovers as follows:
To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2021, capital loss carryovers utilized by the
Portfolios were as follows:
The tax character of distributions paid during the years ended December 31, 2021 and 2020 was as follows:
Portfolio
Undistributed
Ordinary Income
#
Undistributed
Long-Term Capital
Gain
Aggressive Allocation $ 72,127,200 $ 154,898,907
All Cap 6,625,929 20,945,693
Balanced Income Plus 20,523,596 23,863,975
Diversified Income Plus 35,750,406 33,026,214
ESG Index 792,140 56,632
Global Stock 67,851,657 113,537,036
Government Bond 51,691 –
High Yield 397,815 –
Income 1,897,684 43,143,514
International Allocation 95,358,625 79,717,179
International Index 4,222,412 174,120
Large Cap Growth 40,841,945 143,310,644
Large Cap Index 19,859,935 16,157,470
Large Cap Value 81,905,737 137,203,657
Limited Maturity Bond 3,123,751 373,482
Low Volatility Equity 675,241 3,146,071
Mid Cap Growth 304,112 91,177
Mid Cap Index 15,934,559 42,552,171
Mid Cap Stock 69,578,417 318,459,318
Mid Cap Value 115,371 18,310
Moderate Allocation 333,177,306 598,910,858
Moderately Aggressive
Allocation 227,348,137 497,273,191
Moderately Conservative
Allocation 143,349,216 186,724,527
Multidimensional Income 1,452,183 146,321
Opportunity Income Plus 57,075 –
Partner Emerging Markets
Equity 1,566,046 –
Partner Healthcare 4,165,905 27,209,926
Real Estate Securities 2,182,627 4,122,551
Small Cap Growth 2,624,012 4,154,509
Small Cap Index 20,092,050 53,452,471
Small Cap Stock 56,658,839 104,003,379
#
Undistributed ordinary income includes income derived from
short-term capital gains.
Portfolio
Capital Loss
Carryover
Government Bond $ 714,596
High Yield $ 70,713,853
Opportunity Income Plus $ 4,277,187
Portfolio
Capital Loss
Carryover
High Yield $8,898,546
International Allocation
 $88,131,480
Limited Maturity Bond $3,591,638
Low Volatility Equity $966,262
Multidimensional Income $730,282
Opportunity Income Plus $1,369,678
Partner Emerging Markets Equity $6,488,342
Real Estate Securities $3,844,821
Ordinary Income
(a)
Long-Term Capital Gains
Portfolio 12/31/2021 12/31/2020 12/31/2021 12/31/2020
Aggressive Allocation $ 26,460,404 $ 31,613,202 $ 65,194,312 $ 87,661,058
All Cap 1,435,929 2,792,713 3,832,994 18,738,213
Balanced Income Plus 12,712,596 12,113,581 4,082,376 2,164,072
Diversified Income Plus 25,902,046 27,550,930 — 4,082,338
ESG Index 83,013 145,047 — —
Global Stock 22,895,164 19,354,788 37,066,880 114,626,190
Government Bond 4,447,661 3,115,558 3,024,833 —
High Yield 42,209,481 44,656,155 — —
Income 81,044,342 55,555,578 28,720,414 5,263,880
International Allocation 30,943,549 51,821,221 — 26,833,893
International Index 872,534 2,511,628 470,955 281,020
Large Cap Growth 48,206,911 5,369,056 218,083,144 98,493,157
Large Cap Index 22,043,261 19,740,603 6,606,374 2,559,357
Large Cap Value 27,065,325 30,644,454 78,769,493 34,394,994
Limited Maturity Bond 17,693,214 21,462,288 — —
Low Volatility Equity 779,344 859,341 — 129,890

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

(a) Ordinary income includes income derived from short-term capital gains, if any.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended December 31, 2021, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of December 31, 2021, the following Portfolios held restricted securities:
The Portfolios have no right to require registration of unregistered securities.
Ordinary Income
(a)
Long-Term Capital Gains
Portfolio 12/31/2021 12/31/2020 12/31/2021 12/31/2020
Mid Cap Growth 178,864 200,159 — —
Mid Cap Index 7,417,654 6,237,226 6,232,834 12,986,523
Mid Cap Stock 16,280,445 9,086,185 13 5,860,035 63,714,770
Mid Cap Value 648,996 102,444 156,879 —
Moderate Allocation 266,668,367 271,997,586 396,253,709 360,230,277
Moderately Aggressive Allocation 119,083,531 152,672,194 274,661,918 333,850,168
Moderately Conservative Allocation 145,429,834 160,773,839 129,205,122 123,358,297
Money Market — 635,749 — —
Multidimensional Income 1,043,136 — — —
Opportunity Income Plus 7,058,482 7,497,706 — —
Partner Emerging Markets Equity 178,760 1,900,566 — —
Partner Healthcare 4,645,068 1,324,014 11,235,964 1,678,078
Real Estate Securities 2,737,866 3,438,536 — —
Small Cap Growth 1,675,020 — 718,058 —
Small Cap Index 7,612,150 8,933,712 5,734,781 23,089,870
Small Cap Stock 7,092,799 15,515,069 26,814,511 51,924,924
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 640,876 $ 672,408
All Cap 99,799 97,568
Balanced Income Plus 211,761 275,804
Diversified Income Plus 386,525 496,268
ESG Index 41,379 19,311
Global Stock 700,084 727,177
Government Bond 27,536 11,125
High Yield 618,438 606,824
Income 792,792 928,366
International Allocation 2,116,625 2,279,930
International Index 20,705 3,316
Large Cap Growth 860,682 1,052,889
Large Cap Index 40,953 63,004
Large Cap Value 598,296 487,838
Limited Maturity Bond 580,052 529,739
Low Volatility Equity 39,072 38,026
Mid Cap Growth 45,140 22,756
Mid Cap Index 108,206 119,295
Mid Cap Stock 1,025,422 1,303,943
Mid Cap Value 25,682 5,911
Moderate Allocation 3,084,486 3,945,654
Moderately Aggressive Allocation 2,127,099 2,669,660
Moderately Conservative Allocation 1,326,331 1,648,081
Multidimensional Income 39,742 15,943
Opportunity Income Plus 148,056 142,039
Partner Emerging Markets Equity 34,894 34,852
Partner Healthcare 141,130 142,430
Real Estate Securities 32,715 39,157
Small Cap Growth 68,388 44,356
Small Cap Index 198,692 215,793
Small Cap Stock 401,155 373,591
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 288,155 $ 289,296
Balanced Income Plus 551,230 487,348
Diversified Income Plus 1,859,636 1,742,305
Government Bond 682,948 725,009
Income 247,974 297,120
Limited Maturity Bond 1,129,152 1,293,838
Moderate Allocation 8,291,941 8,420,658
Moderately Aggressive Allocation 3,133,285 3,169,374
Moderately Conservative Allocation 6,651,318 6,731,562
Multidimensional Income 4,344 941
Opportunity Income Plus 366,010 370,138
Portfolio
Number of
Securities
Percent of Portfolio's
Net Assets
High Yield 2 0.00%
Income 1 0.26%
Moderate Allocation 1 0.01%
Moderately Aggressive
Allocation 1 0.01%
Moderately Conservative
Allocation 1 0.02%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted to purchase or sell securities from or to certain other Portfolios, or affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended December 31, 2021, the following Portfolios engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transactions were in excess of 0.045% of each portfolio's net assets:
During the year ended December 31, 2021, the following
Portfolios engaged in sale transactions pursuant to Rule 17a-7 of the 1940 Act.  These transactions were in excess of 0.045% of each portfolio's net assets:
(7) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial, separate accounts of other insurance companies not affiliated with Thrivent
Financial, and other Portfolios.
As of December 31, 2021, authorized capital stock consists of ten billion shares as follows:
(8) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the issuance date of the financial statements, and, except as already included in the Notes to Financial
Statements, has determined that no items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.  As of December 31, 2021, the following Portfolios had portfolio concentration greater than 25% in certain market sectors.
Portfolio Purchase Amount
Balanced Income Plus $600,636
Large Cap Index  4,778,105
Mid Cap Index 16,955,954
Moderately Conservative Allocation 32,104,775
Multidimensional Income Plus 40,350
Opportunity Income Plus  599,964
Small Cap Growth 83,838
Small Cap Index 10,227,730
Small Cap Stock 38,742,927
Portfolio Sales Proceeds
Realized
Gain/(Loss)
Aggressive Allocation $36,066,165 $6,914,078
Balanced Income Plus 2,963,451 557,909
Diversified Income Plus 10,418,958 868,792
Global Stock  10,879,188 1,017,089
High Yield 10,318,380 44,471
Mid Cap Index 14,961,284 490,658
Mid Cap Stock 38,173,844 4,461,889
Moderate Allocation 62,931,685 15,146,106
Moderately Aggressive
Allocation 90,998,192 16,537,420
Moderately Conservative
Allocation 23,317,242 5,981,259
Small Cap Index 16,776,295 10,949,797
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Balanced Income Plus 200,000,000 0.01
Diversified Income Plus 300,000,000 0.01
ESG Index 100,000,000 0.01
Global Stock 300,000,000 0.01
Government Bond 100,000,000 0.01
High Yield 500,000,000 0.01
Income 500,000,000 0.01
International Allocation 500,000,000 0.01
International Index 100,000,000 0.01
Large Cap Growth 300,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 300,000,000 0.01
Limited Maturity Bond 300,000,000 0.01
Low Volatility Equity 100,000,000 0.01
Mid Cap Growth 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Mid Cap Value 100,000,000 0.01
Moderate Allocation 1,500,000,000 0.01
Moderately Aggressive Allocation 1,000,000,000 0.01
Moderately Conservative Allocation 900,000,000 0.01
Money Market 1,000,000,000 0.01
Multidimensional Income 100,000,000 0.01
Opportunity Income Plus 100,000,000 0.01
Partner Emerging Markets Equity 100,000,000 0.01
Partner Healthcare 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 100,000,000 0.01
Small Cap Stock 200,000,000 0.01

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

(10) SIGNIFICANT RISKS
Investing in the Portfolios involves risks.  The following is an alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Portfolios' investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the
Portfolios is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Portfolio is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Portfolio’s management fees and expenses, resulting in Portfolio shareholders subject to higher expenses than if they invested directly in CEFs.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Portfolio will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Cybersecurity Risk
— The Portfolios and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Portfolios’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Portfolios’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Portfolios or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Portfolios
Portfolio Sector
% Total
Net
Assets
ESG Index Information Technology 27.9%
Government Bond Mortgage-Backed Securities 26.4%
Government Bond U.S. Govt. & Agencies 43.4%
Income Financials 31.3%
Large Cap Growth Information Technology 40.4%
Large Cap Index Information Technology 28.9%
Mid Cap Growth  Information Technology  27.0%
Partner Emerging Markets
Equity Information Technology 27.8%
Partner Healthcare Health Care Equipment 27.5%
Real Estate Securities Specialized REITs 27.5%
Small Cap Growth Industrials 27.2%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such companies to lose value. While the Portfolios’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems.
Additionally, the Portfolios cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. Although each Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments.
Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Portfolio to greater risk and increase its costs.
Such leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets.  The economic, political, and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Portfolio may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
ESG (Environmental, Social, & Governance) Investment
Strategy Risk
— The Portfolio’s ESG investment strategy limits
the types and number of investment opportunities available to the
Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index
Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism).  There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Portfolio, the
Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.
Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades,
changes in interest rates, and decreased liquidity in credit markets.
The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted.
In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk
— The Portfolio
is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk
— The Portfolio invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

impacted by rising levels of indebtedness.  It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Healthcare Industry Risk
— As a sector fund that invests primarily
in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
Health Crisis Risk
— The global pandemic outbreak of the novel
coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The ongoing COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks. The full impact of the COVID-19 pandemic cannot accurately be predicted and may negatively impact the value of the Portfolio’s investments.
High Yield Risk
— High yield securities – commonly known as
“junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High yield securities generally have a less liquid resale market.
Indexing Strategy/Index Tracking Risk
— The Portfolio is
managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. While the Adviser seeks to track the performance of the
Index (i.e., achieve a high degree of correlation with the Index), the
Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the
Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the
Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the
Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.  During periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent
Moderately Aggressive Allocation Portfolio and Thrivent Moderately
Conservative Allocation Portfolio (each, a “Thrivent Asset Allocation
Portfolio”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Portfolios or other investors.
These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Portfolio securities and since Affiliated
Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Portfolios owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Portfolios may own substantial portions of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Portfolio away from an Affiliated Fund could cause the Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Portfolio is actively managed
and the success of its investment strategy depends significantly on the skills of the Adviser or subadviser in assessing the potential of the investments in which the Portfolio invests. The Portfolio’s incorporation of ESG considerations in the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Portfolio may forgo some market opportunities available to funds that do not screen for ESG attributes.  The assessment of potential Portfolio investments and ESG considerations may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Portfolio (which may include institutional investors, financial intermediaries, or affiliated Portfolios) may make relatively large redemptions or purchases of shares. These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that a
Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Portfolio by requiring a sale of portfolio securities. In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The Portfolio may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms, or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of
LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. Although many LIBOR rates were
phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until
June 2023 in order to assist with the transition.  There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Portfolio or its investments are not known.
Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the
Portfolio's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets,  particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase
or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do
so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Multi-Manager Risk
— The investment style employed by the
subadviser may not be complementary to that of the Adviser.
The interplay of the strategy employed by the subadviser and the
Adviser may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Other Funds Risk
— Because the Portfolio invests in other
funds managed by the Adviser or an affiliate (“Other Funds”), the performance of the Portfolio is dependent, in part, upon the performance of Other Funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the
Other Funds. In addition, Other Funds may be subject to additional fees and expenses that will be borne by the Portfolio.
Portfolio Turnover Rate Risk
— The Portfolio may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation)
as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a
significant negative effect on companies in the real estate industry.
Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares,
(ii) a disruption in the normal operation of the markets in which the
Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolios. Securities and futures
markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Portfolios’ interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Sector Risk
— Companies with similar characteristics may be
grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2021

more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2021 $ 18.84 $ 0.11 $ 3.62 $ 3.73 $ (0.17) $ (0.80)
Year Ended 12/31/2020 17.49 0.15 2.53 2.68 (0.20) (1.13)
Year Ended 12/31/2019 15.18 0.19 3.53 3.72 (0.23) (1.18)
Year Ended 12/31/2018 17.51 0.18 (1.19) (1.01) (0.12) (1.20)
Year Ended 12/31/2017 14.58 0.11 3.02 3.13 (0.12) (0.08)
ALL CAP PORTFOLIO
Year Ended 12/31/2021 16.51 0.10 3.81 3.91 (0.07) (0.53)
Year Ended 12/31/2020 16.45 0.09 2.97 3.06 (0.12) (2.88)
Year Ended 12/31/2019 13.24 0.13 3.81 3.94 (0.10) (0.63)
Year Ended 12/31/2018 15.54 0.10 (1.54) (1.44) (0.08) (0.78)
Year Ended 12/31/2017 12.99 0.08 2.54 2.62 (0.07) –
BALANCED INCOME PLUS PORTFOLIO
Year Ended 12/31/2021 15.91 0.32 1.63 1.95 (0.39) (0.19)
Year Ended 12/31/2020 15.11 0.39 0.91 1.30 (0.42) (0.08)
Year Ended 12/31/2019 14.07 0.40 1.93 2.33 (0.45) (0.84)
Year Ended 12/31/2018 15.37 0.43 (1.15) (0.72) (0.38) (0.20)
Year Ended 12/31/2017 14.09 0.37 1.26 1.63 (0.35) –
DIVERSIFIED INCOME PLUS PORTFOLIO
Year Ended 12/31/2021 8.56 0.22 0.37 0.59 (0.27) 0.00
Year Ended 12/31/2020 8.31 0.25 0.33 0.58 (0.28) (0.05)
Year Ended 12/31/2019 7.76 0.26 0.79 1.05 (0.30) (0.20)
Year Ended 12/31/2018 8.23 0.28 (0.50) (0.22) (0.25) –
Year Ended 12/31/2017 7.76 0.24 0.48 0.72 (0.25) –
ESG INDEX PORTFOLIO
Year Ended 12/31/2021 12.70 0.09 3.80 3.89 – (0.06)
Year Ended 12/31/2020
(c)
10.00 0.09 2.86 2.95 (0.09) (0.16)
GLOBAL STOCK PORTFOLIO
Year Ended 12/31/2021 14.15 0.13 2.76 2.89 (0.14) (0.51)
Year Ended 12/31/2020 13.98 0.13 1.64 1.77 (0.23) (1.37)
Year Ended 12/31/2019 12.26 0.22 2.51 2.73 (0.20) (0.81)
Year Ended 12/31/2018 14.37 0.21 (1.29) (1.08) (0.18) (0.85)
Year Ended 12/31/2017 12.10 0.17 2.35 2.52 (0.17) (0.08)
GOVERNMENT BOND PORTFOLIO
Year Ended 12/31/2021 11.71 0.15 (0.32) (0.17) (0.15) (0.24)
Year Ended 12/31/2020 11.09 0.17 0.62 0.79 (0.17) –
Year Ended 12/31/2019 10.71 0.24 0.38 0.62 (0.24) –
Year Ended 12/31/2018 10.95 0.26 (0.24) 0.02 (0.26) –
Year Ended 12/31/2017 10.85 0.22 0.10 0.32 (0.22) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year.
Total return reflects increase from payments to affiliates. Excluding this reimbursement, total return would have been 21.05%.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.97) $ 21.60 20.20% $ 2,144.1 0.57% 0.58% 0.73% 0.41% 52%
(1.33) 18.84 17.14% 1,771.1 0.58% 0.94% 0.74% 0.78% 60%
(1.41) 17.49 25.34% 1,553.6 0.57% 1.18% 0.74% 1.01% 60%
(1.32) 15.18 (6.46)% 1,258.3 0.55% 1.09% 0.74% 0.90% 58%
(0.20) 17.51 21.51% 1,312.5 0.58% 0.69% 0.79% 0.48% 63%
(0.60) 19.82 24.11% 177.7 0.65% 0.53% 0.65% 0.53% 62%
(3.00) 16.51 23.17% 141.1 0.68% 0.61% 0.68% 0.61% 59%
(0.73) 16.45 30.27% 120.7 0.74% 0.81% 0.74% 0.81% 128%
(0.86) 13.24 (9.89)% 96.9 0.79% 0.67% 0.79% 0.67% 53%
(0.07) 15.54 20.24% 111.4 0.81% 0.57% 0.81% 0.57% 51%
(0.58) 17.28 12.44% 507.1 0.62% 1.93% 0.62% 1.93% 165%
(0.50) 15.91 9.11% 454.6 0.65% 2.55% 0.65% 2.55% 97%
(1.29) 15.11 17.11% 445.2 0.64% 2.77% 0.64% 2.77% 109%
(0.58) 14.07 (4.87)% 385.9 0.64% 2.89% 0.64% 2.89% 147%
(0.35) 15.37 11.67% 402.0 0.65% 2.60% 0.65% 2.60% 151%
(0.27) 8.88 6.87% 877.3 0.45% 2.53% 0.45% 2.53% 269%
(0.33) 8.56 7.37% 839.3 0.46% 3.08% 0.46% 3.08% 154%
(0.50) 8.31 13.73% 819.3 0.46% 3.41% 0.46% 3.41% 157%
(0.25) 7.76 (2.70)% 686.2 0.46% 3.60% 0.46% 3.60% 155%
(0.25) 8.23 9.35% 676.7 0.47% 3.29% 0.47% 3.29% 146%
(0.06) 16.53 30.78% 34.5 0.38% 0.98% 0.92% 0.44% 98%
(0.25) 12.70 29.48% 7.5 0.38% 1.21% 2.48% (0.89)% 124%
(0.65) 16.39 20.71% 1,578.0 0.61% 0.82% 0.61% 0.82% 55%
(1.60) 14.15 15.21% 1,322.0 0.64% 1.02% 0.64% 1.02% 64%
(1.01) 13.98 22.95% 1,183.2 0.64% 1.65% 0.64% 1.65% 76%
(1.03) 12.26 (8.33)% 983.5 0.64% 1.51% 0.64% 1.51% 55%
(0.25) 14.37 21.15%*** 1,085.2 0.66% 1.31% 0.66% 1.31% 59%
(0.39) 11.15 (1.52)% 208.9 0.44% 1.33% 0.44% 1.33% 326%
(0.17) 11.71 7.22% 240.0 0.44% 1.47% 0.44% 1.47% 252%
(0.24) 11.09 5.86% 183.1 0.46% 2.18% 0.46% 2.18% 354%
(0.26) 10.71 0.18% 179.6 0.45% 2.41% 0.45% 2.41% 388%
(0.22) 10.95 2.96% 199.4 0.45% 2.01% 0.45% 2.01% 422%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
HIGH YIELD PORTFOLIO
Year Ended 12/31/2021 $ 4.67 $ 0.21 $ (0.02) $ 0.19 $ (0.21) $ –
Year Ended 12/31/2020 4.79 0.23 (0.11) 0.12 (0.24) –
Year Ended 12/31/2019 4.43 0.26 0.36 0.62 (0.26) –
Year Ended 12/31/2018 4.86 0.27 (0.43) (0.16) (0.27) –
Year Ended 12/31/2017 4.77 0.27 0.08 0.35 (0.26) –
INCOME PORTFOLIO
Year Ended 12/31/2021 11.44 0.31 (0.37) (0.06) (0.30) (0.32)
Year Ended 12/31/2020 10.60 0.33 0.88 1.21 (0.32) (0.05)
Year Ended 12/31/2019 9.65 0.35 0.95 1.30 (0.35) –
Year Ended 12/31/2018 10.33 0.36 (0.60) (0.24) (0.36) (0.08)
Year Ended 12/31/2017 10.07 0.34 0.28 0.62 (0.34) (0.02)
INTERNATIONAL ALLOCATION PORTFOLIO
Year Ended 12/31/2021 10.13 0.20 1.26 1.46 (0.17) –
Year Ended 12/31/2020 10.26 0.16 0.16 0.32 (0.30) (0.15)
Year Ended 12/31/2019 8.79 0.23 1.55 1.78 (0.23) (0.08)
Year Ended 12/31/2018 11.02 0.25 (1.88) (1.63) (0.29) (0.31)
Year Ended 12/31/2017 9.09 0.23 1.92 2.15 (0.22) –
INTERNATIONAL INDEX PORTFOLIO
Year Ended 12/31/2021 12.66 0.28 1.09 1.37 (0.03) (0.09)
Year Ended 12/31/2020
(c)
10.00 0.12 2.80 2.92 (0.14) (0.12)
LARGE CAP GROWTH PORTFOLIO
Year Ended 12/31/2021 55.13 (0.03) 12.13 12.10 (0.08) (6.23)
Year Ended 12/31/2020 40.92 0.07 16.99 17.06 (0.15) (2.70)
Year Ended 12/31/2019 34.75 0.15 10.75 10.90 0.00 (4.73)
Year Ended 12/31/2018 35.51 0.15 0.89 1.04 (0.15) (1.65)
Year Ended 12/31/2017 27.65 0.13 7.86 7.99 (0.12) (0.01)
LARGE CAP INDEX PORTFOLIO
Year Ended 12/31/2021 51.38 0.71 13.74 14.45 (0.81) (0.27)
Year Ended 12/31/2020 44.32 0.83 7.04 7.87 (0.70) (0.11)
Year Ended 12/31/2019 34.52 0.71 9.94 10.65 (0.63) (0.22)
Year Ended 12/31/2018 36.96 0.63 (2.28) (1.65) (0.55) (0.24)
Year Ended 12/31/2017 31.04 0.53 6.06 6.59 (0.46) (0.21)
LARGE CAP VALUE PORTFOLIO
Year Ended 12/31/2021 19.18 0.33 5.71 6.04 (0.27) (0.80)
Year Ended 12/31/2020 19.19 0.30 0.40 0.70 (0.33) (0.38)
Year Ended 12/31/2019 16.42 0.34 3.56 3.90 (0.29) (0.84)
Year Ended 12/31/2018 18.97 0.30 (1.87) (1.57) (0.25) (0.73)
Year Ended 12/31/2017 16.84 0.27 2.61 2.88 (0.25) (0.50)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.21) $ 4.65 4.40% $ 884.3 0.44% 4.56% 0.44% 4.56% 69%
(0.24) 4.67 2.76% 898.5 0.44% 5.22% 0.44% 5.22% 62%
(0.26) 4.79 14.34% 890.1 0.44% 5.54% 0.44% 5.54% 48%
(0.27) 4.43 (3.39)% 796.3 0.44% 5.77% 0.44% 5.77% 36%
(0.26) 4.86 7.55% 849.3 0.45% 5.54% 0.45% 5.54% 50%
(0.62) 10.76 (0.46)% 1,748.3 0.43% 2.80% 0.43% 2.80% 56%
(0.37) 11.44 11.71% 1,975.0 0.43% 2.99% 0.43% 2.99% 96%
(0.35) 10.60 13.60% 1,665.8 0.43% 3.36% 0.43% 3.36% 101%
(0.44) 9.65 (2.33)% 1,460.4 0.44% 3.66% 0.44% 3.66% 108%
(0.36) 10.33 6.29% 1,519.7 0.44% 3.34% 0.44% 3.34% 105%
(0.17) 11.42 14.46% 1,879.5 0.72% 1.67% 0.72% 1.67% 117%
(0.45) 10.13 3.99% 1,823.6 0.74% 1.50% 0.74% 1.50% 113%
(0.31) 10.26 20.48% 1,922.2 0.77% 2.40% 0.77% 2.40% 106%
(0.60) 8.79 (15.39)% 1,622.7 0.86% 2.35% 0.86% 2.35% 75%
(0.22) 11.02 23.84% 2,066.3 0.87% 2.24% 0.91% 2.20% 88%
(0.12) 13.91 10.86% 170.3 0.45% 2.14% 0.45% 2.14% 2%
(0.26) 12.66 29.12% 140.7 0.46% 1.58% 0.48% 1.56% 31%
(6.31) 60.92 22.97% 2,775.9 0.43% (0.06)% 0.43% (0.06)% 34%
(2.85) 55.13 43.34% 2,439.1 0.43% 0.19% 0.43% 0.19% 60%
(4.73) 40.92 32.90% 1,486.4 0.44% 0.39% 0.44% 0.39% 58%
(1.80) 34.75 2.51% 1,181.8 0.43% 0.38% 0.43% 0.38% 65%
(0.13) 35.51 28.93% 1,195.6 0.44% 0.38% 0.44% 0.38% 59%
(1.08) 64.75 28.41% 1,731.4 0.23% 1.20% 0.23% 1.20% 3%
(0.81) 51.38 18.12% 1,383.6 0.23% 1.84% 0.23% 1.84% 4%
(0.85) 44.32 31.15% 1,227.3 0.24% 1.80% 0.24% 1.80% 3%
(0.79) 34.52 (4.61)% 931.4 0.24% 1.73% 0.24% 1.73% 4%
(0.67) 36.96 21.46% 944.6 0.25% 1.79% 0.25% 1.79% 3%
(1.07) 24.15 32.05% 2,512.1 0.63% 1.55% 0.63% 1.55% 22%
(0.71) 19.18 4.44% 1,839.1 0.63% 1.83% 0.63% 1.83% 34%
(1.13) 19.19 24.39% 1,767.4 0.63% 1.93% 0.63% 1.93% 18%
(0.98) 16.42 (8.69)% 1,427.2 0.63% 1.61% 0.63% 1.61% 23%
(0.75) 18.97 17.65% 1,572.7 0.64% 1.53% 0.64% 1.53% 18%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
LIMITED MATURITY BOND PORTFOLIO
Year Ended 12/31/2021 $ 10.10 $ 0.16 $ (0.12) $ 0.04 $ (0.16) $ –
Year Ended 12/31/2020 9.92 0.21 0.18 0.39 (0.21) –
Year Ended 12/31/2019 9.72 0.26 0.20 0.46 (0.26) –
Year Ended 12/31/2018 9.87 0.24 (0.15) 0.09 (0.24) –
Year Ended 12/31/2017 9.81 0.19 0.06 0.25 (0.19) –
LOW VOLATILITY EQUITY PORTFOLIO
Year Ended 12/31/2021 12.82 0.15 2.22 2.37 (0.22) –
Year Ended 12/31/2020 12.84 0.20 0.05 0.25 (0.17) (0.10)
Year Ended 12/31/2019 10.56 0.15 2.28 2.43 (0.13) (0.02)
Year Ended 12/31/2018 10.89 0.15 (0.46) (0.31) 0.00 (0.02)
Year Ended 12/31/2017
(c)
10.00 0.07 0.94 1.01 (0.07) (0.05)
MID CAP GROWTH PORTFOLIO
Year Ended 12/31/2021 14.82 (0.07) 1.82 1.75 – (0.06)
Year Ended 12/31/2020
(d)
10.00 (0.02) 4.94 4.92 – (0.10)
MID CAP INDEX PORTFOLIO
Year Ended 12/31/2021 20.13 0.24 4.65 4.89 (0.23) (0.29)
Year Ended 12/31/2020 18.57 0.22 2.06 2.28 (0.23) (0.49)
Year Ended 12/31/2019 15.92 0.23 3.76 3.99 (0.22) (1.12)
Year Ended 12/31/2018 18.99 0.22 (2.20) (1.98) (0.20) (0.89)
Year Ended 12/31/2017 17.07 0.18 2.47 2.65 (0.16) (0.57)
MID CAP STOCK PORTFOLIO
Year Ended 12/31/2021 22.69 0.07 6.30 6.37 (0.06) (1.48)
Year Ended 12/31/2020 19.46 0.06 3.91 3.97 (0.09) (0.65)
Year Ended 12/31/2019 17.12 0.09 4.20 4.29 (0.12) (1.83)
Year Ended 12/31/2018 20.82 0.12 (2.18) (2.06) (0.07) (1.57)
Year Ended 12/31/2017 19.08 0.07 3.36 3.43 (0.07) (1.62)
MID CAP VALUE PORTFOLIO
Year Ended 12/31/2021 13.08 0.07 3.96 4.03 (0.07) (0.39)
Year Ended 12/31/2020
(d)
10.00 0.08 3.21 3.29 (0.08) (0.13)
MODERATE ALLOCATION PORTFOLIO
Year Ended 12/31/2021 16.18 0.20 1.80 2.00 (0.26) (0.74)
Year Ended 12/31/2020 15.20 0.26 1.67 1.93 (0.30) (0.65)
Year Ended 12/31/2019 13.66 0.30 2.20 2.50 (0.35) (0.61)
Year Ended 12/31/2018 15.07 0.31 (0.94) (0.63) (0.26) (0.52)
Year Ended 12/31/2017 13.64 0.25 1.50 1.75 (0.24) (0.08)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2021 17.39 0.16 2.62 2.78 (0.23) (0.75)
Year Ended 12/31/2020 16.45 0.22 1.94 2.16 (0.27) (0.95)
Year Ended 12/31/2019 14.50 0.25 2.88 3.13 (0.30) (0.88)
Year Ended 12/31/2018 16.40 0.25 (1.15) (0.90) (0.21) (0.79)
Year Ended 12/31/2017 14.32 0.20 2.18 2.38 (0.19) (0.11)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 28, 2017.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.16) $ 9.98 0.27% $ 1,017.6 0.44% 1.55% 0.44% 1.55% 155%
(0.21) 10.10 4.01% 1,145.0 0.44% 2.09% 0.44% 2.09% 156%
(0.26) 9.92 4.75% 949.2 0.44% 2.60% 0.44% 2.60% 101%
(0.24) 9.72 1.02% 901.2 0.44% 2.45% 0.44% 2.45% 66%
(0.19) 9.87 2.62% 905.9 0.45% 1.94% 0.45% 1.94% 64%
(0.22) 14.97 18.65% 56.2 0.87% 1.16% 0.94% 1.09% 77%
(0.27) 12.82 2.19% 46.0 0.80% 1.75% 0.97% 1.58% 70%
(0.15) 12.84 23.13% 43.1 0.80% 1.93% 1.16% 1.57% 53%
(0.02) 10.56 (2.90)% 21.9 0.80% 1.76% 1.48% 1.08% 52%
(0.12) 10.89 10.10% 10.4 0.80% 1.44% 3.20% (0.96)% 35%
(0.06) 16.51 11.80% 56.9 0.85% (0.51)% 1.08% (0.74)% 51%
(0.10) 14.82 49.22% 29.7 0.85% (0.53)% 1.93% (1.61)% 39%
(0.52) 24.50 24.47% 654.6 0.24% 1.02% 0.24% 1.02% 18%
(0.72) 20.13 13.40% 545.1 0.25% 1.33% 0.25% 1.33% 19%
(1.34) 18.57 25.86% 494.6 0.26% 1.38% 0.26% 1.38% 17%
(1.09) 15.92 (11.28)% 379.4 0.26% 1.29% 0.26% 1.29% 19%
(0.73) 18.99 15.98% 395.2 0.27% 1.23% 0.27% 1.23% 18%
(1.54) 27.52 28.81% 2,629.7 0.65% 0.26% 0.65% 0.26% 41%
(0.74) 22.69 21.69% 2,260.2 0.66% 0.34% 0.66% 0.34% 44%
(1.95) 19.46 26.16% 1,921.5 0.66% 0.51% 0.66% 0.51% 34%
(1.64) 17.12 (10.96)% 1,550.3 0.67% 0.63% 0.67% 0.63% 31%
(1.69) 20.82 18.99% 1,763.3 0.67% 0.37% 0.67% 0.37% 30%
(0.46) 16.65 30.88% 30.3 0.90% 0.58% 1.42% 0.06% 29%
(0.21) 13.08 32.93% 6.2 0.90% 1.07% 3.42% (1.45)% 53%
(1.00) 17.18 12.69% 11,664.1 0.43% 1.18% 0.61% 0.99% 106%
(0.95) 16.18 13.57% 11,004.5 0.45% 1.68% 0.62% 1.52% 108%
(0.96) 15.20 18.75% 10,455.4 0.45% 1.95% 0.62% 1.78% 136%
(0.78) 13.66 (4.44)% 9,344.9 0.45% 2.05% 0.62% 1.88% 134%
(0.32) 15.07 12.95% 10,195.6 0.45% 1.75% 0.62% 1.58% 155%
(0.98) 19.19 16.35% 7,946.0 0.45% 0.86% 0.67% 0.64% 74%
(1.22) 17.39 14.41% 7,176.7 0.48% 1.37% 0.68% 1.17% 77%
(1.18) 16.45 22.11% 6,746.2 0.47% 1.57% 0.68% 1.37% 93%
(1.00) 14.50 (5.90)% 5,799.2 0.46% 1.58% 0.68% 1.36% 91%
(0.30) 16.40 16.79% 6,183.5 0.46% 1.30% 0.69% 1.07% 104%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2021 $ 14.47 $ 0.23 $ 0.78 $ 1.01 $ (0.27) $ (0.45)
Year Ended 12/31/2020 13.86 0.27 1.10 1.37 (0.32) (0.44)
Year Ended 12/31/2019 12.62 0.32 1.56 1.88 (0.35) (0.29)
Year Ended 12/31/2018 13.62 0.33 (0.76) (0.43) (0.28) (0.29)
Year Ended 12/31/2017 12.78 0.27 0.93 1.20 (0.24) (0.12)
MONEY MARKET PORTFOLIO
Year Ended 12/31/2021 1.00 0.00 0.00 0.00 – –
Year Ended 12/31/2020 1.00 0.00 0.00 0.00 0.00 –
Year Ended 12/31/2019 1.00 0.02 0.00 0.02 (0.02) –
Year Ended 12/31/2018 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2017 1.00 0.01 0.00 0.01 (0.01) –
MULTIDIMENSIONAL INCOME PORTFOLIO
Year Ended 12/31/2021 10.58 0.18 0.43 0.61 (0.30) –
Year Ended 12/31/2020 10.00 0.37 0.21 0.58 – –
Year Ended 12/31/2019 9.03 0.35 1.02 1.37 (0.36) –
Year Ended 12/31/2018 10.08 0.44 (0.98) (0.54) (0.46) (0.03)
Year Ended 12/31/2017
(c)
10.00 0.25 0.10 0.35 (0.25) (0.01)
OPPORTUNITY INCOME PLUS PORTFOLIO
Year Ended 12/31/2021 10.20 0.30 (0.12) 0.18 (0.30) –
Year Ended 12/31/2020 10.10 0.33 0.10 0.43 (0.33) –
Year Ended 12/31/2019 9.69 0.40 0.41 0.81 (0.40) –
Year Ended 12/31/2018 10.20 0.40 (0.50) (0.10) (0.41) –
Year Ended 12/31/2017 10.09 0.35 0.10 0.45 (0.34) –
PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Year Ended 12/31/2021 17.97 0.14 (0.99) (0.85) (0.03) –
Year Ended 12/31/2020 14.47 0.05 3.76 3.81 (0.31) –
Year Ended 12/31/2019 12.13 0.29 2.15 2.44 (0.10) –
Year Ended 12/31/2018 14.44 0.11 (2.25) (2.14) (0.17) –
Year Ended 12/31/2017 11.39 0.18 2.96 3.14 (0.09) –
PARTNER HEALTHCARE PORTFOLIO
Year Ended 12/31/2021 28.23 0.07 3.46 3.53 (0.09) (1.48)
Year Ended 12/31/2020 24.05 0.07 4.41 4.48 (0.11) (0.19)
Year Ended 12/31/2019 19.19 0.09 4.86 4.95 (0.09) 0.00
Year Ended 12/31/2018 17.88 0.09 1.40 1.49 (0.18) –
Year Ended 12/31/2017 15.01 0.04 2.88 2.92 (0.05) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 28, 2017.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Return of
Capital Total
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
**
Portfolio
Turnover
Rate
$ – $ (0.72) $ 14.76 7.20% $ 5,693.3 0.45% 1.53% 0.58% 1.39% 148%
– (0.76) 14.47 10.34% 5,656.5 0.46% 1.93% 0.59% 1.80% 149%
– (0.64) 13.86 15.18% 5,313.3 0.46% 2.31% 0.59% 2.18% 179%
– (0.57) 12.62 (3.30)% 4,813.2 0.46% 2.44% 0.59% 2.31% 180%
– (0.36) 13.62 9.52% 5,138.4 0.47% 2.08% 0.59% 1.96% 207%
– – 1.00 0.00% 235.0 0.09% 0.00% 0.42% (0.33)% N/A
– 0.00 1.00 0.29% 312.3 0.29% 0.23% 0.42% 0.10% N/A
– (0.02) 1.00 1.83% 199.1 0.45% 1.81% 0.45% 1.81% N/A
– (0.01) 1.00 1.48% 178.0 0.46% 1.47% 0.46% 1.47% N/A
– (0.01) 1.00 0.50% 156.1 0.45% 0.49% 0.45% 0.49% N/A
– (0.30) 10.89 5.77% 57.6 0.87% 3.39% 0.98% 3.28% 43%
– – 10.58 5.85% 28.0 0.95% 3.96% 1.21% 3.70% 63%
(0.04) (0.40) 10.00 15.09% 25.9 0.95% 3.99% 1.42% 3.52% 106%
(0.02) (0.51) 9.03 (5.38)% 18.0 0.95% 4.29% 1.41% 3.83% 103%
(0.01) (0.27) 10.08 3.51% 20.0 0.95% 3.56% 1.44% 3.07% 172%
– (0.30) 10.08 1.80% 235.3 0.61% 2.91% 0.61% 2.91% 223%
– (0.33) 10.20 4.38% 238.2 0.61% 3.32% 0.61% 3.32% 171%
– (0.40) 10.10 8.53% 221.2 0.63% 3.99% 0.63% 3.99% 195%
– (0.41) 9.69 (1.03)% 172.8 0.63% 4.05% 0.63% 4.05% 186%
– (0.34) 10.20 4.63% 176.8 0.65% 3.49% 0.65% 3.49% 218%
– (0.03) 17.09 (4.73)% 97.1 1.20% 0.73% 1.20% 0.73% 33%
– (0.31) 17.97 27.19% 103.3 1.20% 0.29% 1.25% 0.24% 29%
– (0.10) 14.47 20.15% 92.4 1.20% 2.03% 1.32% 1.91% 21%
– (0.17) 12.13 (14.88)% 83.8 1.23% 0.89% 1.28% 0.83% 19%
– (0.09) 14.44 27.64% 94.4 1.30% 1.60% 1.53% 1.37% 15%
– (1.57) 30.19 12.77% 320.1 0.84% 0.26% 0.89% 0.21% 48%
– (0.30) 28.23 18.80% 284.5 0.86% 0.28% 0.91% 0.23% 23%
– (0.09) 24.05 25.85% 245.2 0.87% 0.40% 0.93% 0.34% 44%
– (0.18) 19.19 8.32% 204.3 0.87% 0.45% 0.93% 0.39% 33%
– (0.05) 17.88 19.42% 193.3 0.91% 0.23% 0.99% 0.15% 212%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
REAL ESTATE SECURITIES PORTFOLIO
Year Ended 12/31/2021 $ 25.98 $ 0.36 $ 10.51 $ 10.87 $ (0.43) $ –
Year Ended 12/31/2020 28.03 0.43 (1.98) (1.55) (0.50) –
Year Ended 12/31/2019 22.39 0.51 5.71 6.22 (0.58) –
Year Ended 12/31/2018 24.20 0.59 (1.84) (1.25) (0.48) (0.08)
Year Ended 12/31/2017 23.24 0.46 0.91 1.37 (0.38) (0.03)
SMALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2021 18.14 (0.10) 2.25 2.15 – (0.50)
Year Ended 12/31/2020 11.68 (0.04) 6.50 6.46 – –
Year Ended 12/31/2019 9.09 (0.03) 2.62 2.59 – –
Year Ended 12/31/2018
(c)
10.00 (0.01) (0.88) (0.89) – (0.02)
SMALL CAP INDEX PORTFOLIO
Year Ended 12/31/2021 19.36 0.25 4.87 5.12 (0.19) (0.17)
Year Ended 12/31/2020 18.49 0.18 1.56 1.74 (0.19) (0.68)
Year Ended 12/31/2019 16.54 0.19 3.34 3.53 (0.19) (1.39)
Year Ended 12/31/2018 19.20 0.20 (1.65) (1.45) (0.19) (1.02)
Year Ended 12/31/2017 18.18 0.19 2.07 2.26 (0.16) (1.08)
SMALL CAP STOCK PORTFOLIO
Year Ended 12/31/2021 20.93 0.08 5.06 5.14 (0.19) (0.74)
Year Ended 12/31/2020 19.50 0.09 3.42 3.51 (0.12) (1.96)
Year Ended 12/31/2019 17.35 0.12 4.47 4.59 (0.08) (2.36)
Year Ended 12/31/2018 21.01 0.09 (1.94) (1.85) (0.09) (1.72)
Year Ended 12/31/2017 18.49 0.09 3.68 3.77 (0.07) (1.18)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 27, 2018.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.43) $ 36.42 42.11% $ 231.4 0.84% 1.10% 0.84% 1.10% 17%
(0.50) 25.98 (5.35)% 170.6 0.85% 1.60% 0.85% 1.60% 16%
(0.58) 28.03 27.94% 198.3 0.85% 1.86% 0.85% 1.86% 23%
(0.56) 22.39 (5.30)% 159.9 0.85% 2.37% 0.85% 2.37% 35%
(0.41) 24.20 5.95% 184.3 0.90% 1.90% 0.90% 1.90% 15%
(0.50) 19.79 11.94% 104.2 0.94% (0.58)% 0.97% (0.61)% 49%
– 18.14 55.38% 70.8 0.95% (0.43)% 1.22% (0.70)% 53%
– 11.68 28.41% 22.2 0.97% (0.34)% 1.72% (1.09)% 51%
(0.02) 9.09 (8.87)% 10.3 0.97% (0.32)% 2.96% (2.31)% 27%
(0.36) 24.12 26.50% 894.3 0.24% 1.07% 0.24% 1.07% 23%
(0.87) 19.36 11.11% 729.7 0.25% 1.24% 0.25% 1.24% 26%
(1.58) 18.49 22.49% 640.5 0.25% 1.22% 0.25% 1.22% 30%
(1.21) 16.54 (8.65)% 484.2 0.25% 1.13% 0.25% 1.13% 23%
(1.24) 19.20 13.13% 496.7 0.27% 1.17% 0.27% 1.17% 16%
(0.93) 25.14 24.77% 954.3 0.70% 0.32% 0.70% 0.32% 43%
(2.08) 20.93 22.69% 755.3 0.71% 0.58% 0.71% 0.58% 69%
(2.44) 19.50 27.77% 636.0 0.72% 0.68% 0.72% 0.68% 53%
(1.81) 17.35 (10.13)% 510.9 0.71% 0.40% 0.71% 0.40% 58%
(1.25) 21.01 21.23% 613.2 0.72% 0.48% 0.72% 0.48% 44%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the
Fund’s Statement of Additional Information, which you can review at ThriventPortfolios.com. You may request a free copy of the Statement of Additional Information by calling 800-847-4836. In addition, you may review the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by visiting the Variable Annuity Reference Center, the Variable
Universal Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or sec.gov where it is filed on form N-PX.
Quarterly Schedule of Investments
Through April 2019, the Fund filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Since April 2019, the Fund no longer files Form N-Q and files Form N-PORT with the SEC. Part F of each Portfolio’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form N-Q. Thrivent
Money Market Portfolio is not included as part of Form N-PORT. The Fund’s most recent Schedule of Investments can be found at SEC.
gov.
Board Approval of Advisory Agreement and Subadvisory Agreements
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of directors. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the directors who are not parties to the agreement or “interested persons” (as defined in the 1940 Act)
of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 8-10, 2021 (the “Meeting”), the Board of Directors (the “Board”) of the Thrivent Series Fund, Inc. (the
“Fund”), including the directors who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent
Directors”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Fund and Thrivent Financial for Lutherans (the “Adviser”) for each series of the Fund (each, a “Portfolio”). The Board, including the Independent Directors, also unanimously approved a subadvisory agreement for each of the Thrivent Partner Healthcare
Portfolio, Thrivent International Allocation Portfolio and Thrivent Emerging Markets Equity Portfolio (each a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) for which BlackRock Investment Management, LLC, Goldman Sachs Asset Management,
L.P. and Aberdeen Asset Manager Limited, respectively, is an investment subadviser (each, a “Subadviser”).
The Adviser and Subadvisers are referred to, collectively, as the “Advisory Organizations.” In connection with its evaluation of the agreements with the Advisory Organizations, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Advisory Organizations;
2. The performance of each Portfolio;
3. The advisory fee and net operating expense ratio of each Portfolio compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Portfolios grow;
6. Whether fee levels reflect these economies of scale for the benefit of the Portfolios’ shareholders;
7. Other benefits realized by the Advisory Organizations and their affiliates from their relationship with the Fund; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Directors) met on five occasions from May 17 to November
9, 2021 to consider information relevant to the annual contract renewal process furnished by the Adviser and Subadvisers in advance of the meetings. The Board had the opportunity to ask questions and request further information in connection with its consideration.

Additional Information
(unaudited)
The Independent Directors also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Portfolio-by-Portfolio statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Portfolios in comparison to peer groups of comparable funds; performance volatility ranking based on standard deviation; brokerage costs; information with respect to services provided to the Portfolios and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the
Adviser; asset and flow trends for the Portfolios; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Portfolios.
The Board received information from the Adviser regarding the personnel providing services to the Portfolios, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Portfolios. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Portfolio-by-Portfolio analyses and independent assessment of information relating to the Portfolios and the agreements.
The Subadvisers provided information to the Board in response to requests for information submitted on behalf of the Independent
Directors to facilitate the Board’s evaluation of the terms of the Subadvisory Agreements. The Board also noted that the Subadvisers’
responses were reviewed by individuals representing various functional areas of, or supporting, the Adviser.
The Independent Directors were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement and Subadvisory Agreements for the Portfolios. As
noted above, the Independent Directors were assisted throughout the process by an independent consultant, MPI. Each Independent
Director relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Director may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Portfolios by the Adviser, administrator and, as appropriate, the Subadvisers. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Portfolios. During the annual contract renewal process, the Board considered the specific services provided under the Advisory and Subadvisory Agreements. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser and Subadvisers overseeing investments for the
Portfolios.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Portfolios. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and the quality of services they provide to the Portfolios. The Adviser reviewed with the Board the services provided by the Adviser and Subadvisers and the Adviser’s oversight of each Subadviser. The Independent Directors also met, including in executive session, with and received quarterly reports from the Fund’s Chief Compliance Officer. The Board noted that the Chief
Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee.
The Board considered the depth and quality of the Adviser’s oversight of each Subadviser. In addition, the Board noted the broad functions that the Adviser performed in support of the subadvised Portfolios and its use of the Subadvisers, including, among other things, allocation of assets among various sleeves, management of portfolio cash and short-term investments, expense management and payment of fees, and investment performance and compliance monitoring. The Board noted that investment management staff of the Adviser and the Fund’s Chief Compliance Officer conduct oversight meetings with each Subadviser, follow through with additional inquiry on any questions or concerns that arise during the meeting and then report the results of the meeting to the Board or one if its committees. The Board also noted that, as part of its oversight practice, the Adviser requires each Subadviser to respond to a variety of compliance checklists and certifications to ensure its ongoing compliance with policies. The Board noted that the Adviser requires each Subadviser to complete an annual questionnaire addressing a range of compliance topics. The Board noted that the Adviser has dedicated personnel responsible for daily monitoring of each Subadviser’s activities.

Additional Information
(unaudited)
The Board considered the adequacy of the Advisory Organizations’ resources used to provide services to the Fund pursuant to the Advisory and Subadvisory Agreements. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Portfolio. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology and personnel, including hiring additional personnel in the research, analysis and trading areas. The Adviser discussed with the Board steps taken to continue to strengthen its compliance program. The Adviser discussed with the Board the operations of the Adviser, the
Subadvisers and other service providers to the Portfolios during the COVID-19 pandemic, including effectiveness during the continuation of the remote working environment and responses to volatile market conditions. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Portfolios with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Portfolios by the Adviser and, as applicable, by the Subadvisers supported renewal of the Advisory Agreement and Subadvisory Agreements.
Performance of the Portfolios
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Portfolio, including net performance, relative performance rankings within each Portfolio’s Lipper peer group, Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Portfolio, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. The Board noted that the Adviser was transitioning to Morningstar for Board reporting, marketing, internal reporting with respect to performance comparisons. The Board noted that each Portfolios’ performance compared to a Morningstar category or, as appropriate, a Lipper peer group due to the transition period. The Board noted that certain
Portfolios did not compare favorably to its Morningstar category compared to its Lipper peer group and received explanations from the Adviser and MPI regarding the reasons for the differences in the peer groups and performance comparisons. Although the Board conducted its review on a Portfolio-by-Portfolio basis, it noted that 78% of the Portfolios ranked better than median in their respective category for the three-year period ended June 30, 2021. The Board also considered risk metrics, including standard deviations of return.
The Board concluded that the performance of each individual Portfolio was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
Advisory Fees and Portfolio Expenses
The Board reviewed information prepared by MPI comparing each Portfolio’s advisory fee with the advisory fee of a peer group selected by MPI based on similar investment objective and size. The Board noted that the majority of the Portfolios’ advisory fees were near or below the medians of their peer groups. Although the Board conducted its review on a Portfolio-by-Portfolio basis, it noted that the average ranking of the Portfolios’ advisory fees was 34% (on a scale of 1-99%, with 1% being the lowest fee).
The Board reviewed information prepared by MPI comparing each Portfolio’s overall expense ratio with the expense ratio of its peer group. The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis. Although the Board conducted its review on a Portfolio-by-Portfolio basis, the Portfolios had an average ranking of 35% compared to their respective category (on a scale of 1-99%, with 1% being the lowest fee). The Board considered factors that contributed to the
Portfolios’ rankings, including that some Portfolios had lower levels of assets compared to its peer group.
The Board reviewed information relating to the fee paid by the Adviser to each Subadviser and the difference between that fee and the fee paid by each subadvised Portfolio. The Board reviewed information regarding fees charged by the Subadvisers to other funds and accounts with similar strategies.
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory and Subadvisory Agreements were reasonable.

Additional Information
(unaudited)
Cost of Services and Profitability
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Portfolios. The internal audit department of the Adviser (Business Risk Management) conducted a review of such allocations, and a department representative reported to the Board the department’s views regarding the reasonableness and consistency of these allocations. The Board also received a report from an independent accountant confirming certain calculations. The
Board considered the profitability of the Adviser both overall and on a Portfolio-by-Portfolio basis. The Board also considered the expense reimbursements and waivers in effect. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Portfolios.
With respect to fees paid to Subadvisers under the Subadvisory Agreements, the Board did not consider profitability information with respect to the Subadvisers, which are not affiliated with the Adviser. The Board considered that the Subadvisory Agreements had been negotiated on an arm’s-length basis between the Adviser and each Subadviser, and that each Subadviser’s profitability from its relationship with a subadvised Portfolio was not a material factor in determining whether to renew the Subadvisory Agreements.
Economies of Scale and Breakpoints
The Board considered information regarding the extent to which economies of scale may be realized as a Portfolio’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Portfolio’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.
Other Benefits to the Adviser, Subadvisers and their Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, the engagement of affiliates as service providers to the Portfolios, and fees collected by affiliates for services provided to
Portfolio contractholders. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers. The Board also considered the research received by the Adviser generated from soft dollar commissions for portfolio trading.
In addition, the Board considered the potential benefits, other than subadvisory fees, that each Subadviser and its affiliates may receive because of its relationships with the subadvised Portfolios, including the potential increased ability to use affiliated brokers or soft dollar commissions consistent with Fund policies and other benefits from increases in assets under management. The Board concluded that benefits that may accrue to each Subadviser and its affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Portfolio.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement and the Subadvisory Agreements, and the Board, including all of the Independent Directors voting separately, approved the Advisory
Agreement and the Subadvisory Agreements.

Board of Directors and Officers
The following table provides information about the Directors and Officers of the Fund. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Director oversees each of the 32 series of the Fund and also serves as:
Trustee of Thrivent Mutual Funds, a registered investment company consisting of 25 funds, which offers Class A and Class S shares.
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.
Trustee of Thrivent Core Funds, a registered investment company consisting of five funds that are established solely for investment by Thrivent entities.
David Royal and Michael Kremenak also serve as Trustees of Thrivent Church Loan and Income Fund, a closed-end registered investment company for which the Adivser serves as investment adviser. None of the other Directors serves on the board of the Thrivent Church Loan and
Income Fund.
The Statement of Additional Information includes additional information about the Directors and is available, without charge, by calling 800-
847-4836.
Interested Directors
(1) (2) (3) (4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
David S. Royal
(1971)
2015
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017; President, Mutual Funds,
Thrivent Financial since 2015; Vice President, Thrivent Financial from 2015 to 2017. Currently, Director of
Thrivent Trust Company, Advisory Board Member of Twin Bridge Capital Partners; Member of Supervisory
Committee of Thrivent Federal Credit Union, and Director of YMCA of the North; Director of Children's
Cancer Research Fund until 2019; Director of Fairview Hospital Foundation until 2017.
Michael W. Kremenak
(1978)
2021
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020; Vice President, Thrivent
Financial from 2015 to 2020. Director of People Serving People from 2014 to 2020.
Independent Directors
(2) (3) (4) (5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Janice B. Case
(1952)
2011
Retired. Independent Trustee of North American Electric Reliability Corporation from 2008 to 2020.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014. Director and member of the Audit and Risk
Oversight Committees of E*TRADE Financial Corporation and Director of E*TRADE Bank from 2019 to
2020; Lead Independent Director since 2019 and Director and Audit Committee Chair at BrightSphere
Investment Group plc since 2016.
Marc S. Joseph
(1960)
2011
(6)
Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of
Triangle Crest (private investing and consulting firm) since 2004.
Paul R. Laubscher
(1956)
2009
Portfolio Manager for U.S. private real estate and private equity portfolios of IBM Retirement Funds.
James A. Nussle
(1960)
2011
President and Chief Executive Officer of Credit Union National Association since September 2014; Director of Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since
2009.
Verne O. Sedlacek
(1954)
2017
(7)
Chief Executive Officer of E&F Advisors LLC (consulting) since 2015. Chairman of the Board of Directors of
AGB Institutional Strategies from 2016 to 2019.
Constance L. Souders
(1950)
2007
Retired.

Board of Directors and Officers
Executive Officers
(2) (4)
Name (Year of Birth)
Position Held With Fund Principal Occupation(s) During the Past Five Years
David S. Royal (1971)
Director, President and Chief Investment Officer
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017;
President, Mutual Funds, Thrivent Financial since 2015; Vice President, Thrivent
Financial from 2015 to 2017.
Michael W. Kremenak (1978)
Director and Senior Vice President
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020;
Vice President, Thrivent Financial from 2015 to 2020.
Gerard V. Vaillancourt (1967)
Treasurer and Principal Accounting Officer
Vice President and Mutual Funds Chief Financial Officer, Thrivent Financial since
2017; Vice President, Mutual Fund Accounting, Thrivent Financial from 2006 to
2017.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer – Thrivent Funds, Thrivent Financial
since 2018; Director, Chief Compliance Officer – Thrivent Funds, Thrivent Financial
from 2010 to 2018.
John D. Jackson (1977)
Secretary and Chief Legal Officer
Senior Counsel, Thrivent Financial since 2017; Associate General Counsel, RBC
Global Asset Management (US) Inc. from 2011 to 2017.
Kathleen M. Koelling (1977)
Privacy Officer
(8)
Vice President, Deputy General Counsel, Thrivent Financial since 2018; Privacy
Officer, Thrivent Financial since 2011; Anti-Money Laundering Officer, Thrivent
Financial from 2011 to 2019; Vice President, Managing Counsel, Thrivent Financial
from 2016 to 2018; Senior Counsel, Thrivent Financial from 2002 to 2016.
Sharon K. Minta (1973)
Anti-Money Laundering Officer
(8)
Director, Compliance and Anti-Money Laundering Officer of the Financial Crimes
Unit, Thrivent Financial since 2019; Compliance Manager of the Financial Crimes
Unit, Thrivent Financial from 2014 to 2019.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since
2015.
Monica L. Kleve (1969)
Vice President
Vice President, Investment Operations, Thrivent Financial since 2019; Director,
Investments Systems and Solutions, Thrivent Financial from 2002 to 2019.
Kathryn A. Stelter (1962)
Vice President
Vice President, Operations Development, Thrivent Financial since 2021; Vice
President, Mutual Funds Chief Operations Officer, Thrivent Financial since 2017;
Director, Mutual Fund Operations, Thrivent Financial from 2014 to 2017.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from
2015 to 2017.
Sarah L. Bergstrom (1977)
Assistant Treasurer
Head of Mutual Fund Accounting, Thrivent Financial since 2017; Director, Fund
Accounting Administration, Thrivent Financial from 2007 to 2017.
(1)
“Interested person” of the Fund as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal and Mr.
Kremenak are considered interested persons because of their principal occupations with Thrivent Financial.
(2)
Each Director generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3)
Each Director, other than Mr. Royal and Mr. Kremenak , oversees 63 portfolios. Mr. Royal and Mr. Kremenak oversee 64 portfolios.
(4)
The address for each Director and Officer unless otherwise noted is 901 Marquette Avenue, Suite 2500, Minneapolis, MN
55402-3211.
(5)
The Directors, other than Mr. Royal and Mr. Kremenak , are not “interested persons” of the Fund and are referred to as
“Independent Directors.”
(6)
Mr. Joseph resigned from his position on the Board in January 2022.
(7)
Mr. Sedlacek passed away in December 2021.
(8)
The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.

23572AR R2-22
4321 N. Ballard Rd.
Appleton, WI 54919-0001
The distributor for Thrivent Series Fund, Inc. is Thrivent Distributors, LLC, a registered broker-dealer, member of FINRA/SIPC and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
Thrivent Series Fund, Inc. annual and semi-annual shareholder reports are made available on thriventportfolios.
com, and we will notify you by mail each time a report is posted. You may also manage your delivery preferences and sign up for email notifications of reports by enrolling at thrivent.com/gopaperless.
If you purchased shares through Thrivent:
If you wish to receive paper copies of a shareholder report for Thrivent Series Fund, Inc. in the future, you may write to us at 4321 North Ballard Road, Appleton, WI 54919-0001. We will begin to send paper copies of shareholder reports within 30 days of when we receive your request. Reports are also available by visiting thriventportfolios.com.
If you purchased shares from a firm other than Thrivent:
For paperless delivery or to receive paper copies of a shareholder report for Thrivent Series Fund, Inc. in the future, contact your financial professional. Reports are also available by visiting thriventportfolios.com.